UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Andrew Tedeschi
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2025 – June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL/American Funds Balanced Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,454,482
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	3,356

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Bond Fund of America Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$42	0.84%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	468,990
Number of Investments:	1
Portfolio Turnover (%):	66
Total Advisory Fees Paid ($):	457

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital Income Builder Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$50	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,265
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	637

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital World Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$54	1.05%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	320,777
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	261

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$55	1.06%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,067,236
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,241

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Small Capitalization Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$63	1.23%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,548
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	517

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,691,138
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,796

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth-Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	12,085,081
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	13,692

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds International Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$61	1.16%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,375,918
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	1,545

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds New World Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$67	1.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,416,640
Number of Investments:	1
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	1,894

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Washington Mutual Investors Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.92%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,173,283
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	5,130

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Bond Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,002,148
Number of Investments:	1
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	462

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$39	0.74%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	828,380
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	523

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon International Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$33	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,991,525
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	704

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon S&P 400 MidCap Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,275,654
Number of Investments:	1
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	955

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$27	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,281,061
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	731

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Aggressive Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,480,720
Number of Investments:	22
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	687

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	61.3
International Equity	19.7
Emerging Markets Equity	8.0
Global Equity	5.5
Alternative	3.0
Domestic Fixed Income	2.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Conservative Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,234
Number of Investments:	24
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	344

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	62.4
Alternative	11.2
Domestic Equity	10.9
Domestic Balanced	6.0
Emerging Markets Fixed Income	4.0
International Equity	3.5
Emerging Markets Equity	2.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,878,066
Number of Investments:	35
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,250

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	51.5
International Equity	17.9
Domestic Fixed Income	11.3
Alternative	7.8
Emerging Markets Equity	6.5
Global Equity	4.0
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,903,482
Number of Investments:	32
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	877

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	42.9
Domestic Equity	25.2
Alternative	11.3
Domestic Balanced	6.0
International Equity	5.8
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	3.3
Global Equity	2.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,510,719
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,495

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.3
Domestic Fixed Income	26.5
International Equity	11.9
Alternative	10.3
Emerging Markets Equity	4.8
Global Equity	3.0
Emerging Markets Fixed Income	2.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Aggressive Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,157,045
Number of Investments:	29
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	902

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	62.9
International Equity	21.6
Domestic Fixed Income	5.6
Emerging Markets Equity	5.5
Alternative	4.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Conservative Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	684,734
Number of Investments:	31
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	342

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	69.6
Domestic Equity	14.2
Alternative	7.3
International Equity	4.5
Global Fixed Income	3.2
Emerging Markets Equity	1.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,088,500
Number of Investments:	32
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	1,643

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	56.1
International Equity	19.3
Domestic Fixed Income	15.5
Emerging Markets Equity	4.7
Alternative	4.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Moderate Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,676,305
Number of Investments:	37
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	741

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	27.8
International Equity	9.4
Alternative	6.4
Emerging Markets Equity	2.5
Global Fixed Income	2.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,734,240
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	1,529

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.9
Domestic Fixed Income	33.8
International Equity	14.5
Alternative	6.3
Emerging Markets Equity	3.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.63%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,101,334
Number of Investments:	16
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,448

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	16.1
International Equity	15.7
Global Equity	13.3
Emerging Markets Equity	6.7
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	25,236
Number of Investments:	15
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	14

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	54.5
Domestic Equity	23.5
International Equity	7.5
Global Equity	6.7
Emerging Markets Fixed Income	4.5
Emerging Markets Equity	3.3
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,471,949
Number of Investments:	15
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	2,204

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.1
Domestic Fixed Income	33.8
International Equity	11.8
Global Equity	10.1
Emerging Markets Equity	5.2
Emerging Markets Fixed Income	3.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	373,665
Number of Investments:	19
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	348

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	59.2
International Equity	17.9
Domestic Fixed Income	14.4
Emerging Markets Equity	7.5
Securities Lending Collateral	2.9
Emerging Markets Fixed Income	1.0
Total Net Assets	102.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	207,689
Number of Investments:	22
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	198

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	53.3
Domestic Equity	32.1
International Equity	8.4
Emerging Markets Equity	4.3
Securities Lending Collateral	4.2
Emerging Markets Fixed Income	2.0
Short Term Investments	0.1
Total Net Assets	104.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	337,751
Number of Investments:	22
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	321

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.4
Domestic Fixed Income	33.7
International Equity	12.9
Securities Lending Collateral	6.7
Emerging Markets Equity	5.8
Emerging Markets Fixed Income	1.2
Short Term Investments	0.1
Total Net Assets	106.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Vanguard Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,084,446
Number of Investments:	18
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	1,872

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	57.2
International Equity	18.1
Domestic Fixed Income	15.7
Emerging Markets Equity	7.1
Emerging Markets Fixed Income	1.7
Securities Lending Collateral	0.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Vanguard Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	563,733
Number of Investments:	18
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	545

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	32.2
International Equity	7.5
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	3.7
Securities Lending Collateral	1.2
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	955,501
Number of Investments:	19
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	922

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	45.6
Domestic Fixed Income	32.8
International Equity	13.1
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	3.0
Securities Lending Collateral	0.7
Short Term Investments	0.1
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Alternative Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.21%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	903,634
Number of Investments:	1,315
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	4,753

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Other Short Term Investments	26.2
Financials	14.8
Information Technology	14.7
Communication Services	13.8
Consumer Discretionary	10.9
Private Investment Funds	10.2
Health Care	8.6
Non-U.S. Government Agency ABS	7.9
Industrials	6.9
Derivative Instruments	5.5
Other Sectors	11.8
Total Net Assets	131.3
Short Investments
Information Technology	(7.6)
Investment Companies	(5.4)
Consumer Discretionary	(4.4)
Derivative Instruments	(3.7)
Other Short Term Investments	(3.3)
Financials	(1.9)
Industrials	(1.3)
Health Care	(1.3)
Communication Services	(1.1)
Government Securities	(0.6)
Other Sectors	(1.4)
Total Net Assets	(32.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.22%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,233,939
Number of Investments:	251
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	4,424

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	25.0
Information Technology	16.6
Industrials	16.4
Communication Services	11.3
Consumer Discretionary	8.4
Consumer Staples	7.9
Energy	3.9
Utilities	3.4
Materials	3.0
Health Care	1.8
Other Sectors	3.0
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Floating Rate Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,887
Number of Investments:	752
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,453

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	24.2
Information Technology	14.6
Communication Services	12.2
Financials	10.7
Consumer Discretionary	10.0
Health Care	6.1
Materials	5.6
Energy	4.3
Consumer Staples	3.4
Other Short Term Investments	3.3
Other Sectors	2.6
Total Net Assets	97.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager International Small Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.20%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,680
Number of Investments:	231
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	2,409

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.8
Financials	16.5
Information Technology	16.0
Communication Services	10.0
Consumer Discretionary	7.6
Health Care	6.0
Consumer Staples	4.5
Materials	4.4
Utilities	3.3
Real Estate	2.6
Other Sectors	3.9
Total Net Assets	98.6
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Mid Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,240,597
Number of Investments:	287
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,771

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	19.7
Information Technology	18.1
Health Care	13.6
Financials	13.3
Consumer Discretionary	9.7
Consumer Staples	9.1
Materials	3.9
Other Short Term Investments	3.7
Utilities	3.3
Real Estate	3.0
Other Sectors	3.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,332,839
Number of Investments:	596
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	6,323

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	24.9
Industrials	22.6
Health Care	16.1
Consumer Discretionary	12.6
Financials	10.3
Communication Services	4.1
Consumer Staples	4.0
Other Short Term Investments	1.7
Materials	1.7
Securities Lending Collateral	1.5
Other Sectors	1.7
Total Net Assets	101.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Small Cap Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.07%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,559
Number of Investments:	271
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,870

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	21.1
Consumer Discretionary	12.4
Health Care	10.3
Information Technology	9.7
Consumer Staples	4.4
Real Estate	4.1
Energy	3.3
Materials	3.2
Other Short Term Investments	2.8
Other Sectors	4.3
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager U.S. Select Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.98%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,219,936
Number of Investments:	67
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,008

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	17.3
Communication Services	15.3
Financials	14.9
Health Care	10.2
Industrials	10.2
Consumer Staples	9.2
Utilities	9.1
Consumer Discretionary	5.6
Other Short Term Investments	2.9
Energy	2.3
Other Sectors	2.9
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/AB Sustainable Global Thematic Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	24,712
Number of Investments:	91
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	72

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	35.1
Derivative Instruments	22.2
Industrials	16.6
Financials	16.1
Health Care	12.7
Consumer Discretionary	5.9
Utilities	4.6
Consumer Staples	3.7
Other Short Term Investments	3.1
Energy	2.3
Total Net Assets	122.3
Short Investments
Derivative Instruments	(18.5)
Total Net Assets	(18.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/AQR Large Cap Defensive Style Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,499
Number of Investments:	165
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	814

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	16.4
Consumer Staples	14.3
Industrials	13.4
Financials	13.0
Health Care	12.5
Communication Services	10.3
Consumer Discretionary	8.0
Other Short Term Investments	6.1
Derivative Instruments	5.8
Energy	4.0
Other Sectors	1.8
Total Net Assets	105.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/BlackRock Global Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.03%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,660,038
Number of Investments:	2,530
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	7,405

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	127.3
Information Technology	17.1
Financials	11.9
Industrials	10.4
Consumer Discretionary	9.4
Other Short Term Investments	8.8
Communication Services	7.8
Health Care	6.9
Non-U.S. Government Agency ABS	6.2
Government Securities	4.7
Other Sectors	18.0
Total Net Assets	228.5
Short Investments
Derivative Instruments	(60.6)
Total Net Assets	(60.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/BlackRock Global Natural Resources Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.99%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	721,928
Number of Investments:	40
Portfolio Turnover (%):	67
Total Advisory Fees Paid ($):	1,965

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	66.4
Energy	29.9
Securities Lending Collateral	8.1
Consumer Staples	1.9
Other Short Term Investments	1.8
Total Net Assets	108.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/BlackRock Large Cap Select Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.83%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,709,718
Number of Investments:	37
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	9,434

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	47.7
Communication Services	15.3
Consumer Discretionary	14.9
Financials	8.2
Health Care	7.4
Industrials	5.6
Materials	0.7
Real Estate	0.2
Other Short Term Investments	0.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Causeway International Value Select Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.96%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,335,429
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	5,343

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.1
Industrials	18.0
Information Technology	14.9
Health Care	12.9
Consumer Staples	9.8
Consumer Discretionary	7.4
Materials	6.6
Utilities	3.8
Communication Services	3.5
Energy	2.0
Other Sectors	1.6
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/ClearBridge Large Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,549
Number of Investments:	43
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	3,642

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	40.9
Communication Services	13.8
Consumer Discretionary	12.7
Industrials	9.4
Financials	9.2
Health Care	8.1
Materials	2.4
Consumer Staples	1.3
Real Estate	1.2
Other Short Term Investments	0.2
Other Sectors	0.0
Total Net Assets	99.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Cohen & Steers U.S. Realty Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	86,857
Number of Investments:	38
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	276

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.6
Consumer Discretionary	2.1
Warrants	0.5
Health Care	0.2
Other Short Term Investments	0.1
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DFA International Core Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.91%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	485,215
Number of Investments:	1,053
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	872

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.2
Industrials	20.0
Consumer Discretionary	10.1
Materials	9.8
Health Care	8.0
Energy	7.2
Consumer Staples	6.4
Information Technology	5.9
Communication Services	5.2
Utilities	3.7
Other Sectors	4.5
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DFA U.S. Core Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,295,137
Number of Investments:	2,140
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,485

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	26.2
Financials	16.8
Industrials	12.2
Consumer Discretionary	10.5
Communication Services	9.2
Health Care	8.8
Consumer Staples	5.8
Energy	4.5
Materials	3.1
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DFA U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	637,113
Number of Investments:	1,988
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,670

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.9
Financials	20.6
Consumer Discretionary	14.8
Information Technology	11.8
Health Care	10.5
Materials	5.6
Energy	4.9
Consumer Staples	4.2
Utilities	3.1
Communication Services	3.0
Other Sectors	1.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Core Fixed Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,650,661
Number of Investments:	1,593
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	4,975

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	61.1
Government Securities	23.9
U.S. Government Agency MBS	23.9
Non-U.S. Government Agency ABS	20.7
Financials	5.5
Industrials	4.1
Other Short Term Investments	3.8
Utilities	3.8
Energy	2.3
Information Technology	2.1
Other Sectors	9.3
Total Net Assets	160.5
Short Investments
Derivative Instruments	(6.2)
Total Net Assets	(6.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Emerging Markets Fixed Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,147
Number of Investments:	138
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	1,003

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	22.4
Utilities	14.9
Energy	12.3
Materials	12.3
Industrials	11.8
Government Securities	9.8
Consumer Staples	9.7
Real Estate	2.9
Other Short Term Investments	1.6
Communication Services	1.1
Other Sectors	1.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Shiller Enhanced CAPE Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,997
Number of Investments:	684
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	4,123

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	97.1
Non-U.S. Government Agency ABS	44.2
Government Securities	26.6
U.S. Government Agency MBS	5.2
Financials	4.6
Other Short Term Investments	3.1
Industrials	2.8
Utilities	2.0
Energy	1.8
Information Technology	1.3
Other Sectors	4.9
Total Net Assets	193.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Total Return Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,880,767
Number of Investments:	483
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,999

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	58.2
U.S. Government Agency MBS	55.7
Non-U.S. Government Agency ABS	40.4
Other Short Term Investments	2.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	(3.1)
Total Net Assets	(3.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Dreyfus Government Money Market Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,543,971
Number of Investments:	76
Total Advisory Fees Paid ($):	2,022

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Repurchase Agreements	58.9
Government Securities	38.1
Discount Notes	5.1
Total Net Assets	102.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Fidelity Institutional Asset Management Total Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,459,551
Number of Investments:	2,951
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	2,724

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Government Securities	33.5
U.S. Government Agency MBS	24.3
Non-U.S. Government Agency ABS	12.9
Financials	12.4
Derivative Instruments	11.3
Energy	4.1
Industrials	2.9
Communication Services	2.5
Real Estate	2.1
Consumer Discretionary	1.8
Other Sectors	8.6
Total Net Assets	116.4
Short Investments
Derivative Instruments	(4.0)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(4.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/First Sentier Global Infrastructure Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	511,044
Number of Investments:	43
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,774

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	44.0
Industrials	37.4
Energy	10.1
Real Estate	4.7
Securities Lending Collateral	3.0
Communication Services	2.4
Other Short Term Investments	0.9
Total Net Assets	102.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Franklin Templeton Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,680
Number of Investments:	250
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,658

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	17.0
Health Care	13.3
Industrials	9.5
Energy	8.9
Financials	8.5
Utilities	6.8
Consumer Staples	6.5
U.S. Government Agency MBS	6.3
Consumer Discretionary	5.2
Materials	5.1
Other Sectors	13.9
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Goldman Sachs 4 Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,980,592
Number of Investments:	140
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	6,098

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	13.2
Health Care	10.5
Consumer Discretionary	10.5
Communication Services	8.8
Industrials	6.3
Consumer Staples	6.1
Utilities	3.3
Energy	3.2
Real Estate	3.2
Other Sectors	3.8
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/GQG Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.33%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	865,821
Number of Investments:	81
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	3,690

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	28.5
Consumer Staples	17.8
Industrials	11.5
Information Technology	9.7
Energy	9.6
Utilities	8.8
Communication Services	4.9
Consumer Discretionary	3.1
Materials	2.8
Health Care	1.9
Other Sectors	2.7
Total Net Assets	101.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Invesco Diversified Dividend Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	817,699
Number of Investments:	79
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,093

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.0
Industrials	13.5
Consumer Staples	12.4
Health Care	11.8
Information Technology	10.8
Consumer Discretionary	7.2
Energy	7.2
Communication Services	5.0
Utilities	4.7
Materials	2.7
Other Sectors	4.6
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Invesco Global Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,403,576
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	3,358

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.0
Communication Services	22.7
Financials	12.7
Health Care	11.1
Consumer Discretionary	10.0
Industrials	6.2
Real Estate	4.1
Materials	0.9
Other Short Term Investments	0.8
Securities Lending Collateral	0.2
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Invesco Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.03%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,604,035
Number of Investments:	117
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	5,025

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.3
Information Technology	21.5
Health Care	19.2
Consumer Discretionary	12.1
Financials	11.2
Materials	2.7
Consumer Staples	2.4
Energy	2.2
Real Estate	1.3
Utilities	1.2
Other Sectors	1.2
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Global Allocation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.04%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	912,724
Number of Investments:	1,841
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	2,588

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	43.3
Financials	15.4
Government Securities	13.0
Information Technology	12.2
Consumer Discretionary	10.9
Industrials	9.2
Communication Services	7.7
Health Care	6.8
Energy	5.2
Investment Companies	3.9
Other Sectors	16.0
Total Net Assets	143.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	892,402
Number of Investments:	153
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	2,201

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	14.5
Consumer Discretionary	11.8
Communication Services	9.4
Health Care	9.3
Industrials	8.6
Consumer Staples	4.6
Other Short Term Investments	4.5
Energy	3.0
Utilities	2.4
Other Sectors	5.2
Total Net Assets	106.1
Short Investments
Derivative Instruments	(1.4)
Total Net Assets	(1.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan MidCap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,434,525
Number of Investments:	110
Portfolio Turnover (%):	46
Total Advisory Fees Paid ($):	7,935

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	20.4
Information Technology	19.3
Industrials	18.7
Health Care	14.4
Financials	11.4
Communication Services	5.4
Energy	3.4
Utilities	3.1
Consumer Staples	1.6
Real Estate	1.4
Other Sectors	1.2
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Nasdaq Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,244
Number of Investments:	100
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	125

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	51.7
Communication Services	15.5
Consumer Discretionary	14.2
Health Care	4.9
Consumer Staples	4.7
Industrials	4.0
Derivative Instruments	2.9
Other Short Term Investments	1.5
Utilities	1.3
Materials	1.1
Other Sectors	1.4
Total Net Assets	103.2
Short Investments
Derivative Instruments	(1.8)
Total Net Assets	(1.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,290,561
Number of Investments:	307
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,839

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	45.7
Government Securities	36.1
Non-U.S. Government Agency ABS	7.4
Financials	3.1
Other Short Term Investments	3.0
Communication Services	1.3
Consumer Staples	1.1
Health Care	0.5
Utilities	0.4
Industrials	0.4
Other Sectors	0.6
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan U.S. Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,489
Number of Investments:	92
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,771

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.4
Industrials	15.8
Health Care	13.0
Information Technology	9.1
Consumer Discretionary	8.5
Energy	5.7
Consumer Staples	5.6
Materials	4.2
Communication Services	4.0
Utilities	3.9
Other Sectors	3.8
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Lazard International Quality Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Lazard International Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	471,847
Number of Investments:	46
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	1,383

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.1
Industrials	21.5
Financials	17.2
Health Care	9.3
Communication Services	9.0
Consumer Discretionary	8.7
Consumer Staples	7.4
Other Short Term Investments	1.7
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Loomis Sayles Global Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.00%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	881,060
Number of Investments:	44
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,197

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.9
Communication Services	23.2
Information Technology	19.5
Health Care	12.8
Financials	8.6
Industrials	8.4
Consumer Staples	3.1
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Lord Abbett Short Duration Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	705,880
Number of Investments:	758
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,197

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	42.2
Non-U.S. Government Agency ABS	26.4
Financials	23.1
Energy	11.0
Industrials	7.1
Consumer Discretionary	6.6
Utilities	4.7
Government Securities	4.0
Consumer Staples	3.4
Health Care	3.4
Other Sectors	9.7
Total Net Assets	141.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Communication Services Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	851,476
Number of Investments:	52
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	738

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Communication Services	99.4
Derivative Instruments	0.4
Real Estate	0.3
Other Short Term Investments	0.2
Securities Lending Collateral	0.0
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Consumer Discretionary Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,363,074
Number of Investments:	148
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,236

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	95.9
Materials	2.7
Industrials	0.5
Consumer Staples	0.5
Derivative Instruments	0.5
Securities Lending Collateral	0.1
Other Short Term Investments	0.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Consumer Staples Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,833
Number of Investments:	68
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	384

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Staples	96.9
Consumer Discretionary	1.8
Derivative Instruments	0.8
Health Care	0.5
Other Short Term Investments	0.5
Securities Lending Collateral	0.5
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Dow Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,284,049
Number of Investments:	32
Total Advisory Fees Paid ($):	1,123

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.8
Information Technology	20.7
Industrials	13.6
Consumer Discretionary	13.1
Health Care	11.4
Materials	4.7
Consumer Staples	4.5
Communication Services	2.3
Energy	2.0
Derivative Instruments	1.0
Other Sectors	0.9
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Energy Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,569,207
Number of Investments:	50
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,453

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	99.0
Derivative Instruments	0.7
Other Short Term Investments	0.5
Utilities	0.4
Securities Lending Collateral	0.1
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Financial Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,601,028
Number of Investments:	187
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,367

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	99.2
Derivative Instruments	0.7
Other Short Term Investments	0.6
Industrials	0.2
Information Technology	0.1
Securities Lending Collateral	0.1
Health Care	0.0
Total Net Assets	100.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Healthcare Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.63%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,670,423
Number of Investments:	139
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,477

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Health Care	99.4
Materials	0.2
Derivative Instruments	0.2
Consumer Staples	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Industrials Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	321,470
Number of Investments:	201
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	282

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	97.2
Derivative Instruments	0.8
Other Short Term Investments	0.8
Consumer Discretionary	0.7
Financials	0.4
Materials	0.4
Information Technology	0.3
Securities Lending Collateral	0.1
Utilities	0.1
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Information Technology Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,136,191
Number of Investments:	206
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,323

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	92.3
Industrials	4.2
Financials	2.1
Communication Services	0.8
Derivative Instruments	0.4
Consumer Discretionary	0.4
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Materials Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	150,121
Number of Investments:	51
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	152

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	97.4
Industrials	1.8
Derivative Instruments	0.6
Other Short Term Investments	0.6
Consumer Staples	0.3
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Nasdaq 100 Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,721,475
Number of Investments:	103
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,430

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	52.5
Communication Services	15.3
Consumer Discretionary	13.3
Consumer Staples	5.1
Health Care	4.8
Industrials	4.4
Utilities	1.4
Materials	1.3
Derivative Instruments	0.7
Other Short Term Investments	0.6
Other Sectors	1.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Real Estate Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	190,616
Number of Investments:	82
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	195

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.8
Financials	2.6
Derivative Instruments	0.7
Securities Lending Collateral	0.3
Other Short Term Investments	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.52%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,952,726
Number of Investments:	509
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,502

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.2
Industrials	8.5
Consumer Staples	5.5
Securities Lending Collateral	5.3
Energy	2.9
Utilities	2.4
Other Sectors	5.5
Total Net Assets	106.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon U.S. Stock Market Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,917,114
Number of Investments:	1,211
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,704

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.5
Financials	14.3
Consumer Discretionary	10.7
Industrials	9.6
Communication Services	9.4
Health Care	9.3
Consumer Staples	5.3
Energy	3.0
Real Estate	2.3
Utilities	2.3
Other Sectors	2.8
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Utilities Sector Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,885
Number of Investments:	53
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	564

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	100.0
Other Short Term Investments	0.9
Derivative Instruments	0.6
Total Net Assets	101.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon World Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	872,234
Number of Investments:	1,284
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	542

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.9
Financials	17.2
Industrials	11.2
Consumer Discretionary	10.1
Health Care	9.4
Communication Services	8.3
Consumer Staples	5.9
Energy	3.4
Materials	3.1
Utilities	2.6
Other Sectors	3.4
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/MFS Mid Cap Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,917,893
Number of Investments:	142
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,247

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.7
Industrials	18.1
Consumer Discretionary	9.2
Health Care	8.1
Utilities	7.8
Real Estate	7.6
Materials	7.3
Consumer Staples	7.0
Information Technology	6.9
Energy	6.0
Other Sectors	2.2
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	16,923
Number of Investments:	77
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	16

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	86.9
Industrials	6.1
Investment Companies	4.9
Health Care	1.0
Communication Services	0.5
Information Technology	0.2
Other Short Term Investments	0.1
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar SMID Moat Focus Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	133,020
Number of Investments:	108
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	127

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	21.3
Industrials	18.2
Information Technology	13.9
Health Care	12.3
Financials	10.4
Materials	5.6
Consumer Staples	4.2
Communication Services	3.9
Utilities	3.2
Energy	3.0
Other Sectors	4.4
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar U.S. Sustainability Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	444,449
Number of Investments:	330
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	544

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	16.7
Health Care	12.0
Consumer Discretionary	9.1
Industrials	8.5
Communication Services	7.1
Real Estate	4.3
Consumer Staples	4.2
Materials	2.6
Energy	2.2
Other Sectors	2.2
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar Wide Moat Index Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,005,833
Number of Investments:	56
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	1,050

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.6
Health Care	20.0
Industrials	20.0
Consumer Staples	12.9
Financials	6.4
Communication Services	5.2
Consumer Discretionary	3.8
Materials	3.6
Derivative Instruments	0.7
Other Short Term Investments	0.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Neuberger Berman Commodity Strategy Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	39,742
Number of Investments:	144
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	89

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	107.1
Financials	33.0
Other Short Term Investments	20.1
Non-U.S. Government Agency ABS	14.3
Health Care	5.9
Communication Services	3.8
Information Technology	3.7
Industrials	3.1
Consumer Staples	3.1
Utilities	3.1
Other Sectors	5.0
Total Net Assets	202.2
Short Investments
Derivative Instruments	(1.5)
Total Net Assets	(1.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Neuberger Berman Gold Plus Strategy Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.20%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	78,853
Number of Investments:	73
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	256

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	95.8
Other Short Term Investments	34.0
Financials	32.3
Health Care	4.9
Communication Services	4.3
Information Technology	3.2
Investment Companies	3.1
Utilities	3.0
Consumer Staples	2.7
Energy	2.5
Other Sectors	5.0
Total Net Assets	190.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Neuberger Berman Strategic Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,054,259
Number of Investments:	1,590
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	1,963

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	38.2
Derivative Instruments	21.1
Non-U.S. Government Agency ABS	18.7
Government Securities	16.3
Financials	9.0
Consumer Discretionary	4.9
Energy	4.8
Communication Services	3.9
Industrials	2.8
Utilities	2.7
Other Sectors	12.1
Total Net Assets	134.5
Short Investments
Derivative Instruments	(8.4)
Total Net Assets	(8.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Newton Equity Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,334,525
Number of Investments:	68
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	6,115

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	29.7
Industrials	14.7
Health Care	14.1
Information Technology	9.0
Energy	8.6
Materials	7.2
Communication Services	5.5
Consumer Discretionary	3.8
Other Short Term Investments	2.2
Consumer Staples	2.0
Other Sectors	2.7
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PIMCO Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,590,190
Number of Investments:	1,156
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,696

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	144.6
U.S. Government Agency MBS	63.8
Non-U.S. Government Agency ABS	38.6
Government Securities	27.0
Other Short Term Investments	5.1
Financials	4.8
Utilities	2.0
Health Care	2.0
Energy	1.9
Communication Services	1.7
Other Sectors	4.0
Total Net Assets	295.5
Short Investments
Derivative Instruments	(113.6)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(113.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PIMCO Investment Grade Credit Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	848,315
Number of Investments:	1,055
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,472

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	135.2
Financials	29.7
Government Securities	9.9
Utilities	9.1
Energy	8.5
Real Estate	7.7
Non-U.S. Government Agency ABS	7.1
Health Care	6.9
Industrials	4.6
U.S. Government Agency MBS	4.4
Other Sectors	13.7
Total Net Assets	236.8
Short Investments
Derivative Instruments	(30.1)
Total Net Assets	(30.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PIMCO Real Return Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.58%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,112,155
Number of Investments:	565
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,132

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	116.6
Government Securities	101.8
U.S. Government Agency MBS	18.4
Non-U.S. Government Agency ABS	9.4
Financials	0.2
Consumer Discretionary	0.0
Information Technology	0.0
Health Care	0.0
Total Net Assets	246.4
Short Investments
Derivative Instruments	(113.7)
U.S. Government Agency MBS	(1.3)
Government Securities	(0.3)
Total Net Assets	(115.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PPM America High Yield Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,374,786
Number of Investments:	324
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,344

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	15.6
Consumer Discretionary	13.4
Industrials	13.3
Communication Services	12.9
Energy	12.7
Information Technology	7.0
Other Short Term Investments	5.8
Health Care	5.2
Consumer Staples	4.8
Materials	4.5
Other Sectors	8.7
Total Net Assets	103.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PPM America Investment Grade Credit Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	281,539
Number of Investments:	405
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	524

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	35.4
Health Care	9.2
Utilities	8.2
Industrials	7.2
Information Technology	6.4
Government Securities	6.2
Consumer Staples	6.1
Communication Services	5.2
Energy	5.1
Derivative Instruments	4.3
Other Sectors	11.1
Total Net Assets	104.4
Short Investments
Derivative Instruments	(2.0)
Total Net Assets	(2.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PPM America Total Return Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,438,631
Number of Investments:	535
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	2,771

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	23.0
Government Securities	22.6
Financials	18.6
Derivative Instruments	17.3
Non-U.S. Government Agency ABS	8.7
Utilities	5.1
Industrials	3.7
Consumer Staples	3.0
Consumer Discretionary	2.7
Information Technology	2.5
Other Sectors	9.8
Total Net Assets	117.0
Short Investments
Derivative Instruments	(7.9)
Total Net Assets	(7.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/RAFI Fundamental U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	378,467
Number of Investments:	1,021
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	341

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	17.2
Consumer Discretionary	14.5
Information Technology	11.7
Real Estate	8.8
Health Care	8.0
Materials	4.8
Energy	4.7
Communication Services	3.6
Consumer Staples	3.6
Other Sectors	3.5
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/RAFI Multi-Factor U.S. Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.67%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,138,183
Number of Investments:	864
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,806

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	17.6
Information Technology	15.1
Health Care	12.9
Consumer Staples	12.3
Industrials	11.4
Consumer Discretionary	11.0
Communication Services	7.6
Energy	4.3
Materials	2.6
Real Estate	2.2
Other Sectors	4.1
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Balanced Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,652
Number of Investments:	1,434
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	1,350

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	15.4
Financials	14.8
Government Securities	11.4
Industrials	7.6
Consumer Discretionary	7.5
U.S. Government Agency MBS	7.3
Health Care	7.0
Communication Services	5.6
Other Short Term Investments	4.3
Energy	4.3
Other Sectors	16.5
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Capital Appreciation Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,545,419
Number of Investments:	263
Portfolio Turnover (%):	57
Total Advisory Fees Paid ($):	36,180

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	28.8
Government Securities	14.4
Health Care	13.0
Consumer Discretionary	9.9
Other Short Term Investments	8.9
Financials	7.6
Utilities	5.3
Industrials	5.3
Communication Services	4.2
Energy	1.5
Other Sectors	1.6
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Capital Appreciation Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	858,144
Number of Investments:	92
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	1,970

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	41.3
Health Care	16.2
Consumer Discretionary	10.4
Utilities	7.9
Financials	7.2
Industrials	6.5
Communication Services	6.1
Energy	2.3
Real Estate	1.1
Materials	1.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Growth Stock Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,887,484
Number of Investments:	59
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	20,217

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	54.9
Consumer Discretionary	14.1
Communication Services	13.0
Financials	7.0
Health Care	6.9
Industrials	2.9
Materials	0.7
Other Short Term Investments	0.4
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Mid-Cap Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,839,160
Number of Investments:	123
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	13,748

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	19.4
Health Care	19.0
Industrials	17.0
Consumer Discretionary	14.9
Financials	9.0
Energy	4.9
Communication Services	4.8
Materials	3.8
Consumer Staples	3.6
Other Short Term Investments	2.8
Other Sectors	1.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Short-Term Bond Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,099,924
Number of Investments:	882
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	1,713

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	30.4
Non-U.S. Government Agency ABS	28.9
Government Securities	17.4
Financials	14.8
U.S. Government Agency MBS	7.4
Health Care	4.8
Energy	4.3
Industrials	3.9
Utilities	3.3
Consumer Discretionary	2.9
Other Sectors	13.2
Total Net Assets	131.3
Short Investments
Derivative Instruments	(8.9)
Total Net Assets	(8.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price U.S. High Yield Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,496
Number of Investments:	100
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,088

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	19.0
Financials	14.0
Communication Services	13.0
Consumer Discretionary	11.9
Industrials	9.0
Information Technology	6.8
Securities Lending Collateral	6.7
Health Care	6.6
Consumer Staples	5.0
Materials	4.8
Other Sectors	7.7
Total Net Assets	104.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,504,961
Number of Investments:	102
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	10,450

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	24.3
Industrials	16.2
Health Care	12.1
Energy	7.9
Information Technology	7.8
Consumer Discretionary	7.2
Consumer Staples	6.7
Materials	6.1
Communication Services	4.7
Utilities	4.1
Other Sectors	2.8
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WCM China Quality Growth Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.31%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,437
Number of Investments:	30
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	36

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.6
Communication Services	23.2
Consumer Discretionary	20.6
Information Technology	10.0
Consumer Staples	7.1
Financials	6.3
Health Care	2.4
Other Short Term Investments	1.4
Total Net Assets	94.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WCM Focused International Equity Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.10%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,199,977
Number of Investments:	40
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,128

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	29.0
Financials	16.3
Information Technology	15.8
Communication Services	13.3
Consumer Discretionary	10.4
Other Short Term Investments	4.9
Health Care	4.3
Consumer Staples	3.9
Materials	1.7
Energy	1.3
Total Net Assets	100.9
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Westchester Capital Event Driven Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.48%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	46,974
Number of Investments:	306
Portfolio Turnover (%):	126
Total Advisory Fees Paid ($):	251

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	57.6
Communication Services	21.4
Financials	19.3
Other Short Term Investments	10.6
Consumer Discretionary	7.7
Industrials	7.4
Energy	6.7
Information Technology	4.7
Investment Companies	4.2
Other Equity Interests	2.3
Other Sectors	2.8
Total Net Assets	144.7
Short Investments
Derivative Instruments	(26.6)
Real Estate	(2.8)
Communication Services	(1.0)
Financials	(0.5)
Energy	(0.1)
Total Net Assets	(31.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/William Blair International Leaders Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.97%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,012,836
Number of Investments:	64
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	2,504

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.7
Industrials	19.5
Consumer Discretionary	16.2
Information Technology	15.0
Communication Services	7.0
Health Care	6.7
Materials	4.6
Consumer Staples	2.8
Other Short Term Investments	2.6
Utilities	2.1
Total Net Assets	100.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Balanced Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,156,598
Number of Investments:	610
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,010

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	22.4
Government Securities	17.1
Financials	12.9
U.S. Government Agency MBS	8.7
Consumer Discretionary	7.9
Communication Services	6.3
Health Care	5.9
Industrials	4.4
Consumer Staples	4.0
Energy	3.8
Other Sectors	8.3
Total Net Assets	101.7
Short Investments
U.S. Government Agency MBS	(1.0)
Total Net Assets	(1.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Equity Income Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	941,170
Number of Investments:	69
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,071

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.2
Industrials	12.6
Information Technology	11.7
Consumer Staples	9.5
Energy	9.2
Utilities	8.4
Materials	4.9
Consumer Discretionary	3.9
Real Estate	2.5
Other Sectors	1.6
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Global Real Estate Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.03%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,619
Number of Investments:	57
Portfolio Turnover (%):	58
Total Advisory Fees Paid ($):	1,645

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	91.0
Consumer Discretionary	4.8
Health Care	1.8
Other Short Term Investments	1.8
Industrials	0.5
Securities Lending Collateral	0.2
Total Net Assets	100.1
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Value Fund
Semi-Annual Shareholder Report
Share Class A	June 30, 2025

This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,042,441
Number of Investments:	67
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,009

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	17.9
Industrials	11.8
Information Technology	11.3
Energy	8.7
Consumer Staples	6.6
Utilities	6.1
Consumer Discretionary	5.7
Communication Services	3.8
Real Estate	2.8
Other Sectors	1.8
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Balanced Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,454,482
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	3,356

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Bond Fund of America Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$27	0.54%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	468,990
Number of Investments:	1
Portfolio Turnover (%):	66
Total Advisory Fees Paid ($):	457

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital Income Builder Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$34	0.65%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	516,265
Number of Investments:	1
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	637

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Capital World Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$39	0.75%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	320,777
Number of Investments:	1
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	261

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$40	0.76%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,067,236
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,241

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Global Small Capitalization Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$48	0.93%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,548
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	517

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,691,138
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	5,796

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth-Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	12,085,081
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	13,692

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds International Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$45	0.86%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,375,918
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	1,545

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds New World Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$51	0.96%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,416,640
Number of Investments:	1
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	1,894

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Washington Mutual Investors Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.62%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,173,283
Number of Investments:	1
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	5,130

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Bond Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,002,148
Number of Investments:	1
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	462

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$21	0.39%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	828,380
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	523

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon International Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$17	0.31%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,991,525
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	704

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon S&P 400 MidCap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,275,654
Number of Investments:	1
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	955

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,281,061
Number of Investments:	1
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	731

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Aggressive Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,480,720
Number of Investments:	22
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	687

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	61.3
International Equity	19.7
Emerging Markets Equity	8.0
Global Equity	5.5
Alternative	3.0
Domestic Fixed Income	2.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Conservative Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,234
Number of Investments:	24
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	344

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	62.4
Alternative	11.2
Domestic Equity	10.9
Domestic Balanced	6.0
Emerging Markets Fixed Income	4.0
International Equity	3.5
Emerging Markets Equity	2.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,878,066
Number of Investments:	35
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,250

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	51.5
International Equity	17.9
Domestic Fixed Income	11.3
Alternative	7.8
Emerging Markets Equity	6.5
Global Equity	4.0
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,903,482
Number of Investments:	32
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	877

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	42.9
Domestic Equity	25.2
Alternative	11.3
Domestic Balanced	6.0
International Equity	5.8
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	3.3
Global Equity	2.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,510,719
Number of Investments:	32
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,495

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.3
Domestic Fixed Income	26.5
International Equity	11.9
Alternative	10.3
Emerging Markets Equity	4.8
Global Equity	3.0
Emerging Markets Fixed Income	2.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Aggressive Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,157,045
Number of Investments:	29
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	902

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	62.9
International Equity	21.6
Domestic Fixed Income	5.6
Emerging Markets Equity	5.5
Alternative	4.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Conservative Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	684,734
Number of Investments:	31
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	342

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	69.6
Domestic Equity	14.2
Alternative	7.3
International Equity	4.5
Global Fixed Income	3.2
Emerging Markets Equity	1.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,088,500
Number of Investments:	32
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	1,643

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	56.1
International Equity	19.3
Domestic Fixed Income	15.5
Emerging Markets Equity	4.7
Alternative	4.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Moderate Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,676,305
Number of Investments:	37
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	741

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	27.8
International Equity	9.4
Alternative	6.4
Emerging Markets Equity	2.5
Global Fixed Income	2.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Managed Moderate Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,734,240
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	1,529

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.9
Domestic Fixed Income	33.8
International Equity	14.5
Alternative	6.3
Emerging Markets Equity	3.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.33%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,101,334
Number of Investments:	16
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,448

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.8
Domestic Fixed Income	16.1
International Equity	15.7
Global Equity	13.3
Emerging Markets Equity	6.7
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Moderate Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	25,236
Number of Investments:	15
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	14

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	54.5
Domestic Equity	23.5
International Equity	7.5
Global Equity	6.7
Emerging Markets Fixed Income	4.5
Emerging Markets Equity	3.3
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/American Funds Moderate Growth Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.34%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,471,949
Number of Investments:	15
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	2,204

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.1
Domestic Fixed Income	33.8
International Equity	11.8
Global Equity	10.1
Emerging Markets Equity	5.2
Emerging Markets Fixed Income	3.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	373,665
Number of Investments:	19
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	348

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	59.2
International Equity	17.9
Domestic Fixed Income	14.4
Emerging Markets Equity	7.5
Securities Lending Collateral	2.9
Emerging Markets Fixed Income	1.0
Total Net Assets	102.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	207,689
Number of Investments:	22
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	198

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	53.3
Domestic Equity	32.1
International Equity	8.4
Emerging Markets Equity	4.3
Securities Lending Collateral	4.2
Emerging Markets Fixed Income	2.0
Short Term Investments	0.1
Total Net Assets	104.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	337,751
Number of Investments:	22
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	321

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.4
Domestic Fixed Income	33.7
International Equity	12.9
Securities Lending Collateral	6.7
Emerging Markets Equity	5.8
Emerging Markets Fixed Income	1.2
Short Term Investments	0.1
Total Net Assets	106.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Vanguard Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,084,446
Number of Investments:	18
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	1,872

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	57.2
International Equity	18.1
Domestic Fixed Income	15.7
Emerging Markets Equity	7.1
Emerging Markets Fixed Income	1.7
Securities Lending Collateral	0.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Vanguard Moderate ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	563,733
Number of Investments:	18
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	545

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	52.4
Domestic Equity	32.2
International Equity	7.5
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	3.7
Securities Lending Collateral	1.2
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	955,501
Number of Investments:	19
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	922

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	45.6
Domestic Fixed Income	32.8
International Equity	13.1
Emerging Markets Equity	5.3
Emerging Markets Fixed Income	3.0
Securities Lending Collateral	0.7
Short Term Investments	0.1
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Bond Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Bond Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.07%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,020,512
Number of Investments:	3,456
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	356

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Government Securities	47.1
U.S. Government Agency MBS	26.1
Financials	9.2
Other Short Term Investments	4.0
Health Care	2.6
Utilities	2.4
Information Technology	1.9
Energy	1.8
Industrials	1.8
Consumer Staples	1.7
Other Sectors	5.6
Total Net Assets	104.2
Short Investments
U.S. Government Agency MBS	(0.9)
Total Net Assets	(0.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Emerging Markets Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Emerging Markets Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.16%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	830,924
Number of Investments:	1,524
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	566

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.7
Information Technology	23.5
Consumer Discretionary	12.9
Communication Services	9.1
Industrials	8.4
Materials	5.8
Consumer Staples	4.4
Energy	4.4
Health Care	3.2
Utilities	3.0
Other Sectors	4.8
Total Net Assets	103.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL International Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL International Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,006,232
Number of Investments:	696
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,153

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	24.0
Industrials	18.6
Health Care	11.2
Consumer Discretionary	9.9
Consumer Staples	8.0
Information Technology	7.9
Materials	5.4
Communication Services	4.5
Utilities	3.5
Energy	3.3
Other Sectors	5.3
Total Net Assets	101.6
Short Investments
Derivative Instruments	(1.2)
Total Net Assets	(1.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Mid Cap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Mid Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,286,522
Number of Investments:	404
Portfolio Turnover (%):	6
Total Advisory Fees Paid ($):	1,296

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	22.7
Financials	18.2
Consumer Discretionary	13.2
Information Technology	11.6
Health Care	8.5
Real Estate	6.8
Materials	5.4
Consumer Staples	5.3
Energy	3.7
Utilities	2.8
Other Sectors	2.3
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Small Cap Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Small Cap Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,289,395
Number of Investments:	608
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	916

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	19.6
Financials	18.9
Consumer Discretionary	13.0
Information Technology	12.5
Health Care	10.4
Real Estate	7.7
Materials	4.9
Energy	3.9
Communication Services	2.9
Consumer Staples	2.9
Other Sectors	5.1
Total Net Assets	101.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Alternative Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.91%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	903,634
Number of Investments:	1,315
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	4,753

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Other Short Term Investments	26.2
Financials	14.8
Information Technology	14.7
Communication Services	13.8
Consumer Discretionary	10.9
Private Investment Funds	10.2
Health Care	8.6
Non-U.S. Government Agency ABS	7.9
Industrials	6.9
Derivative Instruments	5.5
Other Sectors	11.8
Total Net Assets	131.3
Short Investments
Information Technology	(7.6)
Investment Companies	(5.4)
Consumer Discretionary	(4.4)
Derivative Instruments	(3.7)
Other Short Term Investments	(3.3)
Financials	(1.9)
Industrials	(1.3)
Health Care	(1.3)
Communication Services	(1.1)
Government Securities	(0.6)
Other Sectors	(1.4)
Total Net Assets	(32.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.92%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,233,939
Number of Investments:	251
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	4,424

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	25.0
Information Technology	16.6
Industrials	16.4
Communication Services	11.3
Consumer Discretionary	8.4
Consumer Staples	7.9
Energy	3.9
Utilities	3.4
Materials	3.0
Health Care	1.8
Other Sectors	3.0
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Floating Rate Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,887
Number of Investments:	752
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,453

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	24.2
Information Technology	14.6
Communication Services	12.2
Financials	10.7
Consumer Discretionary	10.0
Health Care	6.1
Materials	5.6
Energy	4.3
Consumer Staples	3.4
Other Short Term Investments	3.3
Other Sectors	2.6
Total Net Assets	97.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager International Small Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.90%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,680
Number of Investments:	231
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	2,409

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.8
Financials	16.5
Information Technology	16.0
Communication Services	10.0
Consumer Discretionary	7.6
Health Care	6.0
Consumer Staples	4.5
Materials	4.4
Utilities	3.3
Real Estate	2.6
Other Sectors	3.9
Total Net Assets	98.6
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Mid Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,240,597
Number of Investments:	287
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	3,771

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	19.7
Information Technology	18.1
Health Care	13.6
Financials	13.3
Consumer Discretionary	9.7
Consumer Staples	9.1
Materials	3.9
Other Short Term Investments	3.7
Utilities	3.3
Real Estate	3.0
Other Sectors	3.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.67%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,332,839
Number of Investments:	596
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	6,323

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	24.9
Industrials	22.6
Health Care	16.1
Consumer Discretionary	12.6
Financials	10.3
Communication Services	4.1
Consumer Staples	4.0
Other Short Term Investments	1.7
Materials	1.7
Securities Lending Collateral	1.5
Other Sectors	1.7
Total Net Assets	101.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager Small Cap Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.77%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,559
Number of Investments:	271
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,870

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.1
Financials	21.1
Consumer Discretionary	12.4
Health Care	10.3
Information Technology	9.7
Consumer Staples	4.4
Real Estate	4.1
Energy	3.3
Materials	3.2
Other Short Term Investments	2.8
Other Sectors	4.3
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL Multi-Manager U.S. Select Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,219,936
Number of Investments:	67
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,008

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	17.3
Communication Services	15.3
Financials	14.9
Health Care	10.2
Industrials	10.2
Consumer Staples	9.2
Utilities	9.1
Consumer Discretionary	5.6
Other Short Term Investments	2.9
Energy	2.3
Other Sectors	2.9
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL S&P 500 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	534,502
Number of Investments:	507
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	74

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.2
Industrials	8.5
Consumer Staples	5.5
Energy	2.9
Utilities	2.4
Real Estate	2.0
Other Sectors	2.9
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/AB Sustainable Global Thematic Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.91%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	24,712
Number of Investments:	91
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	72

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	35.1
Derivative Instruments	22.2
Industrials	16.6
Financials	16.1
Health Care	12.7
Consumer Discretionary	5.9
Utilities	4.6
Consumer Staples	3.7
Other Short Term Investments	3.1
Energy	2.3
Total Net Assets	122.3
Short Investments
Derivative Instruments	(18.5)
Total Net Assets	(18.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/AQR Large Cap Defensive Style Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,499
Number of Investments:	165
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	814

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	16.4
Consumer Staples	14.3
Industrials	13.4
Financials	13.0
Health Care	12.5
Communication Services	10.3
Consumer Discretionary	8.0
Other Short Term Investments	6.1
Derivative Instruments	5.8
Energy	4.0
Other Sectors	1.8
Total Net Assets	105.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/BlackRock Global Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.73%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,660,038
Number of Investments:	2,530
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	7,405

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	127.3
Information Technology	17.1
Financials	11.9
Industrials	10.4
Consumer Discretionary	9.4
Other Short Term Investments	8.8
Communication Services	7.8
Health Care	6.9
Non-U.S. Government Agency ABS	6.2
Government Securities	4.7
Other Sectors	18.0
Total Net Assets	228.5
Short Investments
Derivative Instruments	(60.6)
Total Net Assets	(60.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/BlackRock Global Natural Resources Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.69%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	721,928
Number of Investments:	40
Portfolio Turnover (%):	67
Total Advisory Fees Paid ($):	1,965

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	66.4
Energy	29.9
Securities Lending Collateral	8.1
Consumer Staples	1.9
Other Short Term Investments	1.8
Total Net Assets	108.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/BlackRock Large Cap Select Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,709,718
Number of Investments:	37
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	9,434

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	47.7
Communication Services	15.3
Consumer Discretionary	14.9
Financials	8.2
Health Care	7.4
Industrials	5.6
Materials	0.7
Real Estate	0.2
Other Short Term Investments	0.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Causeway International Value Select Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.66%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,335,429
Number of Investments:	66
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	5,343

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.1
Industrials	18.0
Information Technology	14.9
Health Care	12.9
Consumer Staples	9.8
Consumer Discretionary	7.4
Materials	6.6
Utilities	3.8
Communication Services	3.5
Energy	2.0
Other Sectors	1.6
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/ClearBridge Large Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,549
Number of Investments:	43
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	3,642

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	40.9
Communication Services	13.8
Consumer Discretionary	12.7
Industrials	9.4
Financials	9.2
Health Care	8.1
Materials	2.4
Consumer Staples	1.3
Real Estate	1.2
Other Short Term Investments	0.2
Other Sectors	0.0
Total Net Assets	99.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Cohen & Steers U.S. Realty Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	86,857
Number of Investments:	38
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	276

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.6
Consumer Discretionary	2.1
Warrants	0.5
Health Care	0.2
Other Short Term Investments	0.1
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DFA International Core Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.56%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	485,215
Number of Investments:	1,053
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	872

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.2
Industrials	20.0
Consumer Discretionary	10.1
Materials	9.8
Health Care	8.0
Energy	7.2
Consumer Staples	6.4
Information Technology	5.9
Communication Services	5.2
Utilities	3.7
Other Sectors	4.5
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DFA U.S. Core Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,295,137
Number of Investments:	2,140
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	2,485

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	26.2
Financials	16.8
Industrials	12.2
Consumer Discretionary	10.5
Communication Services	9.2
Health Care	8.8
Consumer Staples	5.8
Energy	4.5
Materials	3.1
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DFA U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	637,113
Number of Investments:	1,988
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,670

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.9
Financials	20.6
Consumer Discretionary	14.8
Information Technology	11.8
Health Care	10.5
Materials	5.6
Energy	4.9
Consumer Staples	4.2
Utilities	3.1
Communication Services	3.0
Other Sectors	1.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Core Fixed Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,650,661
Number of Investments:	1,593
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	4,975

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	61.1
Government Securities	23.9
U.S. Government Agency MBS	23.9
Non-U.S. Government Agency ABS	20.7
Financials	5.5
Industrials	4.1
Other Short Term Investments	3.8
Utilities	3.8
Energy	2.3
Information Technology	2.1
Other Sectors	9.3
Total Net Assets	160.5
Short Investments
Derivative Instruments	(6.2)
Total Net Assets	(6.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Emerging Markets Fixed Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.78%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	319,147
Number of Investments:	138
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	1,003

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	22.4
Utilities	14.9
Energy	12.3
Materials	12.3
Industrials	11.8
Government Securities	9.8
Consumer Staples	9.7
Real Estate	2.9
Other Short Term Investments	1.6
Communication Services	1.1
Other Sectors	1.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Shiller Enhanced CAPE Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,997
Number of Investments:	684
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	4,123

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	97.1
Non-U.S. Government Agency ABS	44.2
Government Securities	26.6
U.S. Government Agency MBS	5.2
Financials	4.6
Other Short Term Investments	3.1
Industrials	2.8
Utilities	2.0
Energy	1.8
Information Technology	1.3
Other Sectors	4.9
Total Net Assets	193.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/DoubleLine Total Return Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,880,767
Number of Investments:	483
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,999

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	58.2
U.S. Government Agency MBS	55.7
Non-U.S. Government Agency ABS	40.4
Other Short Term Investments	2.7
Total Net Assets	157.0
Short Investments
Derivative Instruments	(3.1)
Total Net Assets	(3.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Dreyfus Government Money Market Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,543,971
Number of Investments:	76
Total Advisory Fees Paid ($):	2,022

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Repurchase Agreements	58.9
Government Securities	38.1
Discount Notes	5.1
Total Net Assets	102.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Fidelity Institutional Asset Management Total Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,459,551
Number of Investments:	2,951
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	2,724

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Government Securities	33.5
U.S. Government Agency MBS	24.3
Non-U.S. Government Agency ABS	12.9
Financials	12.4
Derivative Instruments	11.3
Energy	4.1
Industrials	2.9
Communication Services	2.5
Real Estate	2.1
Consumer Discretionary	1.8
Other Sectors	8.6
Total Net Assets	116.4
Short Investments
Derivative Instruments	(4.0)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(4.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/First Sentier Global Infrastructure Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	511,044
Number of Investments:	43
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,774

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	44.0
Industrials	37.4
Energy	10.1
Real Estate	4.7
Securities Lending Collateral	3.0
Communication Services	2.4
Other Short Term Investments	0.9
Total Net Assets	102.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Franklin Templeton Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,680
Number of Investments:	250
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,658

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	17.0
Health Care	13.3
Industrials	9.5
Energy	8.9
Financials	8.5
Utilities	6.8
Consumer Staples	6.5
U.S. Government Agency MBS	6.3
Consumer Discretionary	5.2
Materials	5.1
Other Sectors	13.9
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Goldman Sachs 4 Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.40%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,980,592
Number of Investments:	140
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	6,098

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	13.2
Health Care	10.5
Consumer Discretionary	10.5
Communication Services	8.8
Industrials	6.3
Consumer Staples	6.1
Utilities	3.3
Energy	3.2
Real Estate	3.2
Other Sectors	3.8
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/GQG Emerging Markets Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.03%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	865,821
Number of Investments:	81
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	3,690

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	28.5
Consumer Staples	17.8
Industrials	11.5
Information Technology	9.7
Energy	9.6
Utilities	8.8
Communication Services	4.9
Consumer Discretionary	3.1
Materials	2.8
Health Care	1.9
Other Sectors	2.7
Total Net Assets	101.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Invesco Diversified Dividend Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	817,699
Number of Investments:	79
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,093

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.0
Industrials	13.5
Consumer Staples	12.4
Health Care	11.8
Information Technology	10.8
Consumer Discretionary	7.2
Energy	7.2
Communication Services	5.0
Utilities	4.7
Materials	2.7
Other Sectors	4.6
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Invesco Global Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Invesco Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,403,576
Number of Investments:	63
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	3,358

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.0
Communication Services	22.7
Financials	12.7
Health Care	11.1
Consumer Discretionary	10.0
Industrials	6.2
Real Estate	4.1
Materials	0.9
Other Short Term Investments	0.8
Securities Lending Collateral	0.2
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Invesco Small Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.73%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,604,035
Number of Investments:	117
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	5,025

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	25.3
Information Technology	21.5
Health Care	19.2
Consumer Discretionary	12.1
Financials	11.2
Materials	2.7
Consumer Staples	2.4
Energy	2.2
Real Estate	1.3
Utilities	1.2
Other Sectors	1.2
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Global Allocation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	912,724
Number of Investments:	1,841
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	2,588

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	43.3
Financials	15.4
Government Securities	13.0
Information Technology	12.2
Consumer Discretionary	10.9
Industrials	9.2
Communication Services	7.7
Health Care	6.8
Energy	5.2
Investment Companies	3.9
Other Sectors	16.0
Total Net Assets	143.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	892,402
Number of Investments:	153
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	2,201

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	14.5
Consumer Discretionary	11.8
Communication Services	9.4
Health Care	9.3
Industrials	8.6
Consumer Staples	4.6
Other Short Term Investments	4.5
Energy	3.0
Utilities	2.4
Other Sectors	5.2
Total Net Assets	106.1
Short Investments
Derivative Instruments	(1.4)
Total Net Assets	(1.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan MidCap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,434,525
Number of Investments:	110
Portfolio Turnover (%):	46
Total Advisory Fees Paid ($):	7,935

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	20.4
Information Technology	19.3
Industrials	18.7
Health Care	14.4
Financials	11.4
Communication Services	5.4
Energy	3.4
Utilities	3.1
Consumer Staples	1.6
Real Estate	1.4
Other Sectors	1.2
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan Nasdaq Hedged Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.69%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	60,244
Number of Investments:	100
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	125

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	51.7
Communication Services	15.5
Consumer Discretionary	14.2
Health Care	4.9
Consumer Staples	4.7
Industrials	4.0
Derivative Instruments	2.9
Other Short Term Investments	1.5
Utilities	1.3
Materials	1.1
Other Sectors	1.4
Total Net Assets	103.2
Short Investments
Derivative Instruments	(1.8)
Total Net Assets	(1.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,290,561
Number of Investments:	307
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,839

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	45.7
Government Securities	36.1
Non-U.S. Government Agency ABS	7.4
Financials	3.1
Other Short Term Investments	3.0
Communication Services	1.3
Consumer Staples	1.1
Health Care	0.5
Utilities	0.4
Industrials	0.4
Other Sectors	0.6
Total Net Assets	99.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/JPMorgan U.S. Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,580,489
Number of Investments:	92
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	3,771

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.4
Industrials	15.8
Health Care	13.0
Information Technology	9.1
Consumer Discretionary	8.5
Energy	5.7
Consumer Staples	5.6
Materials	4.2
Communication Services	4.0
Utilities	3.9
Other Sectors	3.8
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Lazard International Quality Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Lazard International Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	471,847
Number of Investments:	46
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	1,383

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.1
Industrials	21.5
Financials	17.2
Health Care	9.3
Communication Services	9.0
Consumer Discretionary	8.7
Consumer Staples	7.4
Other Short Term Investments	1.7
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Loomis Sayles Global Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.70%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	881,060
Number of Investments:	44
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,197

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.9
Communication Services	23.2
Information Technology	19.5
Health Care	12.8
Financials	8.6
Industrials	8.4
Consumer Staples	3.1
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Lord Abbett Short Duration Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	705,880
Number of Investments:	758
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,197

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	42.2
Non-U.S. Government Agency ABS	26.4
Financials	23.1
Energy	11.0
Industrials	7.1
Consumer Discretionary	6.6
Utilities	4.7
Government Securities	4.0
Consumer Staples	3.4
Health Care	3.4
Other Sectors	9.7
Total Net Assets	141.6
Short Investments
Derivative Instruments	(9.8)
Total Net Assets	(9.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Communication Services Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	851,476
Number of Investments:	52
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	738

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Communication Services	99.4
Derivative Instruments	0.4
Real Estate	0.3
Other Short Term Investments	0.2
Securities Lending Collateral	0.0
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Consumer Discretionary Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,363,074
Number of Investments:	148
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,236

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	95.9
Materials	2.7
Industrials	0.5
Consumer Staples	0.5
Derivative Instruments	0.5
Securities Lending Collateral	0.1
Other Short Term Investments	0.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Consumer Staples Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	404,833
Number of Investments:	68
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	384

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Staples	96.9
Consumer Discretionary	1.8
Derivative Instruments	0.8
Health Care	0.5
Other Short Term Investments	0.5
Securities Lending Collateral	0.5
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Dow Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,284,049
Number of Investments:	32
Total Advisory Fees Paid ($):	1,123

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	26.8
Information Technology	20.7
Industrials	13.6
Consumer Discretionary	13.1
Health Care	11.4
Materials	4.7
Consumer Staples	4.5
Communication Services	2.3
Energy	2.0
Derivative Instruments	1.0
Other Sectors	0.9
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Energy Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,569,207
Number of Investments:	50
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,453

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	99.0
Derivative Instruments	0.7
Other Short Term Investments	0.5
Utilities	0.4
Securities Lending Collateral	0.1
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Financial Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,601,028
Number of Investments:	187
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	1,367

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	99.2
Derivative Instruments	0.7
Other Short Term Investments	0.6
Industrials	0.2
Information Technology	0.1
Securities Lending Collateral	0.1
Health Care	0.0
Total Net Assets	100.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Healthcare Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,670,423
Number of Investments:	139
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,477

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Health Care	99.4
Materials	0.2
Derivative Instruments	0.2
Consumer Staples	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Industrials Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	321,470
Number of Investments:	201
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	282

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	97.2
Derivative Instruments	0.8
Other Short Term Investments	0.8
Consumer Discretionary	0.7
Financials	0.4
Materials	0.4
Information Technology	0.3
Securities Lending Collateral	0.1
Utilities	0.1
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Information Technology Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,136,191
Number of Investments:	206
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,323

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	92.3
Industrials	4.2
Financials	2.1
Communication Services	0.8
Derivative Instruments	0.4
Consumer Discretionary	0.4
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Total Net Assets	100.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Materials Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	150,121
Number of Investments:	51
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	152

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Materials	97.4
Industrials	1.8
Derivative Instruments	0.6
Other Short Term Investments	0.6
Consumer Staples	0.3
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Nasdaq 100 Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,721,475
Number of Investments:	103
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	6,430

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	52.5
Communication Services	15.3
Consumer Discretionary	13.3
Consumer Staples	5.1
Health Care	4.8
Industrials	4.4
Utilities	1.4
Materials	1.3
Derivative Instruments	0.7
Other Short Term Investments	0.6
Other Sectors	1.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Real Estate Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	190,616
Number of Investments:	82
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	195

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.8
Financials	2.6
Derivative Instruments	0.7
Securities Lending Collateral	0.3
Other Short Term Investments	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon S&P 500 Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,952,726
Number of Investments:	509
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	7,502

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.8
Financials	13.9
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.2
Industrials	8.5
Consumer Staples	5.5
Securities Lending Collateral	5.3
Energy	2.9
Utilities	2.4
Other Sectors	5.5
Total Net Assets	106.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon U.S. Stock Market Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,917,114
Number of Investments:	1,211
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,704

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.5
Financials	14.3
Consumer Discretionary	10.7
Industrials	9.6
Communication Services	9.4
Health Care	9.3
Consumer Staples	5.3
Energy	3.0
Real Estate	2.3
Utilities	2.3
Other Sectors	2.8
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon Utilities Sector Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	662,885
Number of Investments:	53
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	564

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Utilities	100.0
Other Short Term Investments	0.9
Derivative Instruments	0.6
Total Net Assets	101.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Mellon World Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	872,234
Number of Investments:	1,284
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	542

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.9
Financials	17.2
Industrials	11.2
Consumer Discretionary	10.1
Health Care	9.4
Communication Services	8.3
Consumer Staples	5.9
Energy	3.4
Materials	3.1
Utilities	2.6
Other Sectors	3.4
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/MFS Mid Cap Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,917,893
Number of Investments:	142
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	5,247

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	19.7
Industrials	18.1
Consumer Discretionary	9.2
Health Care	8.1
Utilities	7.8
Real Estate	7.6
Materials	7.3
Consumer Staples	7.0
Information Technology	6.9
Energy	6.0
Other Sectors	2.2
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	16,923
Number of Investments:	77
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	16

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	86.9
Industrials	6.1
Investment Companies	4.9
Health Care	1.0
Communication Services	0.5
Information Technology	0.2
Other Short Term Investments	0.1
Total Net Assets	99.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar SMID Moat Focus Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	133,020
Number of Investments:	108
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	127

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	21.3
Industrials	18.2
Information Technology	13.9
Health Care	12.3
Financials	10.4
Materials	5.6
Consumer Staples	4.2
Communication Services	3.9
Utilities	3.2
Energy	3.0
Other Sectors	4.4
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar U.S. Sustainability Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	444,449
Number of Investments:	330
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	544

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	31.6
Financials	16.7
Health Care	12.0
Consumer Discretionary	9.1
Industrials	8.5
Communication Services	7.1
Real Estate	4.3
Consumer Staples	4.2
Materials	2.6
Energy	2.2
Other Sectors	2.2
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Morningstar Wide Moat Index Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,005,833
Number of Investments:	56
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	1,050

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.6
Health Care	20.0
Industrials	20.0
Consumer Staples	12.9
Financials	6.4
Communication Services	5.2
Consumer Discretionary	3.8
Materials	3.6
Derivative Instruments	0.7
Other Short Term Investments	0.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Neuberger Berman Commodity Strategy Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.44%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	39,742
Number of Investments:	144
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	89

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	107.1
Financials	33.0
Other Short Term Investments	20.1
Non-U.S. Government Agency ABS	14.3
Health Care	5.9
Communication Services	3.8
Information Technology	3.7
Industrials	3.1
Consumer Staples	3.1
Utilities	3.1
Other Sectors	5.0
Total Net Assets	202.2
Short Investments
Derivative Instruments	(1.5)
Total Net Assets	(1.5)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Neuberger Berman Gold Plus Strategy Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.91%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	78,853
Number of Investments:	73
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	256

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	95.8
Other Short Term Investments	34.0
Financials	32.3
Health Care	4.9
Communication Services	4.3
Information Technology	3.2
Investment Companies	3.1
Utilities	3.0
Consumer Staples	2.7
Energy	2.5
Other Sectors	5.0
Total Net Assets	190.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Neuberger Berman Strategic Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,054,259
Number of Investments:	1,590
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	1,963

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	38.2
Derivative Instruments	21.1
Non-U.S. Government Agency ABS	18.7
Government Securities	16.3
Financials	9.0
Consumer Discretionary	4.9
Energy	4.8
Communication Services	3.9
Industrials	2.8
Utilities	2.7
Other Sectors	12.1
Total Net Assets	134.5
Short Investments
Derivative Instruments	(8.4)
Total Net Assets	(8.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Newton Equity Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.56%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,334,525
Number of Investments:	68
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	6,115

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	29.7
Industrials	14.7
Health Care	14.1
Information Technology	9.0
Energy	8.6
Materials	7.2
Communication Services	5.5
Consumer Discretionary	3.8
Other Short Term Investments	2.2
Consumer Staples	2.0
Other Sectors	2.7
Total Net Assets	99.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PIMCO Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,590,190
Number of Investments:	1,156
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,696

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	144.6
U.S. Government Agency MBS	63.8
Non-U.S. Government Agency ABS	38.6
Government Securities	27.0
Other Short Term Investments	5.1
Financials	4.8
Utilities	2.0
Health Care	2.0
Energy	1.9
Communication Services	1.7
Other Sectors	4.0
Total Net Assets	295.5
Short Investments
Derivative Instruments	(113.6)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(113.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PIMCO Investment Grade Credit Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	848,315
Number of Investments:	1,055
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,472

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	135.2
Financials	29.7
Government Securities	9.9
Utilities	9.1
Energy	8.5
Real Estate	7.7
Non-U.S. Government Agency ABS	7.1
Health Care	6.9
Industrials	4.6
U.S. Government Agency MBS	4.4
Other Sectors	13.7
Total Net Assets	236.8
Short Investments
Derivative Instruments	(30.1)
Total Net Assets	(30.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PIMCO Real Return Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.28%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,112,155
Number of Investments:	565
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,132

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	116.6
Government Securities	101.8
U.S. Government Agency MBS	18.4
Non-U.S. Government Agency ABS	9.4
Financials	0.2
Consumer Discretionary	0.0
Information Technology	0.0
Health Care	0.0
Total Net Assets	246.4
Short Investments
Derivative Instruments	(113.7)
U.S. Government Agency MBS	(1.3)
Government Securities	(0.3)
Total Net Assets	(115.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PPM America High Yield Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,374,786
Number of Investments:	324
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,344

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	15.6
Consumer Discretionary	13.4
Industrials	13.3
Communication Services	12.9
Energy	12.7
Information Technology	7.0
Other Short Term Investments	5.8
Health Care	5.2
Consumer Staples	4.8
Materials	4.5
Other Sectors	8.7
Total Net Assets	103.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PPM America Investment Grade Credit Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	281,539
Number of Investments:	405
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	524

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	35.4
Health Care	9.2
Utilities	8.2
Industrials	7.2
Information Technology	6.4
Government Securities	6.2
Consumer Staples	6.1
Communication Services	5.2
Energy	5.1
Derivative Instruments	4.3
Other Sectors	11.1
Total Net Assets	104.4
Short Investments
Derivative Instruments	(2.0)
Total Net Assets	(2.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/PPM America Total Return Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,438,631
Number of Investments:	535
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	2,771

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	23.0
Government Securities	22.6
Financials	18.6
Derivative Instruments	17.3
Non-U.S. Government Agency ABS	8.7
Utilities	5.1
Industrials	3.7
Consumer Staples	3.0
Consumer Discretionary	2.7
Information Technology	2.5
Other Sectors	9.8
Total Net Assets	117.0
Short Investments
Derivative Instruments	(7.9)
Total Net Assets	(7.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/RAFI Fundamental U.S. Small Cap Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	378,467
Number of Investments:	1,021
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	341

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	17.2
Consumer Discretionary	14.5
Information Technology	11.7
Real Estate	8.8
Health Care	8.0
Materials	4.8
Energy	4.7
Communication Services	3.6
Consumer Staples	3.6
Other Sectors	3.5
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/RAFI Multi-Factor U.S. Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,138,183
Number of Investments:	864
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,806

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	17.6
Information Technology	15.1
Health Care	12.9
Consumer Staples	12.3
Industrials	11.4
Consumer Discretionary	11.0
Communication Services	7.6
Energy	4.3
Materials	2.6
Real Estate	2.2
Other Sectors	4.1
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Balanced Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,652
Number of Investments:	1,434
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	1,350

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	15.4
Financials	14.8
Government Securities	11.4
Industrials	7.6
Consumer Discretionary	7.5
U.S. Government Agency MBS	7.3
Health Care	7.0
Communication Services	5.6
Other Short Term Investments	4.3
Energy	4.3
Other Sectors	16.5
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Capital Appreciation Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,545,419
Number of Investments:	263
Portfolio Turnover (%):	57
Total Advisory Fees Paid ($):	36,180

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	28.8
Government Securities	14.4
Health Care	13.0
Consumer Discretionary	9.9
Other Short Term Investments	8.9
Financials	7.6
Utilities	5.3
Industrials	5.3
Communication Services	4.2
Energy	1.5
Other Sectors	1.6
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Capital Appreciation Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	858,144
Number of Investments:	92
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	1,970

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	41.3
Health Care	16.2
Consumer Discretionary	10.4
Utilities	7.9
Financials	7.2
Industrials	6.5
Communication Services	6.1
Energy	2.3
Real Estate	1.1
Materials	1.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Growth Stock Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,887,484
Number of Investments:	59
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	20,217

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	54.9
Consumer Discretionary	14.1
Communication Services	13.0
Financials	7.0
Health Care	6.9
Industrials	2.9
Materials	0.7
Other Short Term Investments	0.4
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Mid-Cap Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,839,160
Number of Investments:	123
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	13,748

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	19.4
Health Care	19.0
Industrials	17.0
Consumer Discretionary	14.9
Financials	9.0
Energy	4.9
Communication Services	4.8
Materials	3.8
Consumer Staples	3.6
Other Short Term Investments	2.8
Other Sectors	1.1
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Short-Term Bond Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,099,924
Number of Investments:	882
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	1,713

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	30.4
Non-U.S. Government Agency ABS	28.9
Government Securities	17.4
Financials	14.8
U.S. Government Agency MBS	7.4
Health Care	4.8
Energy	4.3
Industrials	3.9
Utilities	3.3
Consumer Discretionary	2.9
Other Sectors	13.2
Total Net Assets	131.3
Short Investments
Derivative Instruments	(8.9)
Total Net Assets	(8.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price U.S. High Yield Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	445,496
Number of Investments:	100
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,088

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Energy	19.0
Financials	14.0
Communication Services	13.0
Consumer Discretionary	11.9
Industrials	9.0
Information Technology	6.8
Securities Lending Collateral	6.7
Health Care	6.6
Consumer Staples	5.0
Materials	4.8
Other Sectors	7.7
Total Net Assets	104.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/T. Rowe Price Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,504,961
Number of Investments:	102
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	10,450

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	24.3
Industrials	16.2
Health Care	12.1
Energy	7.9
Information Technology	7.8
Consumer Discretionary	7.2
Consumer Staples	6.7
Materials	6.1
Communication Services	4.7
Utilities	4.1
Other Sectors	2.8
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WCM China Quality Growth Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.04%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,437
Number of Investments:	30
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	36

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	23.6
Communication Services	23.2
Consumer Discretionary	20.6
Information Technology	10.0
Consumer Staples	7.1
Financials	6.3
Health Care	2.4
Other Short Term Investments	1.4
Total Net Assets	94.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WCM Focused International Equity Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.80%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,199,977
Number of Investments:	40
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,128

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Industrials	29.0
Financials	16.3
Information Technology	15.8
Communication Services	13.3
Consumer Discretionary	10.4
Other Short Term Investments	4.9
Health Care	4.3
Consumer Staples	3.9
Materials	1.7
Energy	1.3
Total Net Assets	100.9
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/Westchester Capital Event Driven Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.18%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	46,974
Number of Investments:	306
Portfolio Turnover (%):	126
Total Advisory Fees Paid ($):	251

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	57.6
Communication Services	21.4
Financials	19.3
Other Short Term Investments	10.6
Consumer Discretionary	7.7
Industrials	7.4
Energy	6.7
Information Technology	4.7
Investment Companies	4.2
Other Equity Interests	2.3
Other Sectors	2.8
Total Net Assets	144.7
Short Investments
Derivative Instruments	(26.6)
Real Estate	(2.8)
Communication Services	(1.0)
Financials	(0.5)
Energy	(0.1)
Total Net Assets	(31.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/William Blair International Leaders Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/William Blair International Leaders Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,012,836
Number of Investments:	64
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	2,504

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.7
Industrials	19.5
Consumer Discretionary	16.2
Information Technology	15.0
Communication Services	7.0
Health Care	6.7
Materials	4.6
Consumer Staples	2.8
Other Short Term Investments	2.6
Utilities	2.1
Total Net Assets	100.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Balanced Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,156,598
Number of Investments:	610
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	14,010

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Information Technology	22.4
Government Securities	17.1
Financials	12.9
U.S. Government Agency MBS	8.7
Consumer Discretionary	7.9
Communication Services	6.3
Health Care	5.9
Industrials	4.4
Consumer Staples	4.0
Energy	3.8
Other Sectors	8.3
Total Net Assets	101.7
Short Investments
U.S. Government Agency MBS	(1.0)
Total Net Assets	(1.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Equity Income Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	941,170
Number of Investments:	69
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	2,071

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	20.3
Health Care	15.2
Industrials	12.6
Information Technology	11.7
Consumer Staples	9.5
Energy	9.2
Utilities	8.4
Materials	4.9
Consumer Discretionary	3.9
Real Estate	2.5
Other Sectors	1.6
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Global Real Estate Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	565,619
Number of Investments:	57
Portfolio Turnover (%):	58
Total Advisory Fees Paid ($):	1,645

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Real Estate	91.0
Consumer Discretionary	4.8
Health Care	1.8
Other Short Term Investments	1.8
Industrials	0.5
Securities Lending Collateral	0.2
Total Net Assets	100.1
Short Investments
Derivative Instruments	(0.2)
Total Net Assets	(0.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

JNL/WMC Value Fund
Semi-Annual Shareholder Report
Share Class I	June 30, 2025

This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%

What are some key Fund statistics as of June 30, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,042,441
Number of Investments:	67
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	2,009

What did the Fund invest in as of June 30, 2025?

Industry Sector (%)
Long Investments
Financials	23.5
Health Care	17.9
Industrials	11.8
Information Technology	11.3
Energy	8.7
Consumer Staples	6.6
Utilities	6.1
Consumer Discretionary	5.7
Communication Services	3.8
Real Estate	2.8
Other Sectors	1.8
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR Code.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

JACKSON®

Semi-Annual Financial Statements (unaudited)

JUNE 30, 2025

JNL Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company
One Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

Go paperless

Call 1-866-349-4564, log in to Jackson.com, or mail this postage paid card.

I consent to receive by electronic delivery:

- ☐ **ALL DOCUMENTS**
- ☐ **Statements and transaction confirmations**
- ☐ **Other contract-related correspondence**
- ☐ **Annual and semi-annual reports** (variable products only)
- ☐ **Prospectuses and prospectus supplements** (variable life and variable and registered index-linked annuities only)

This consent will continue until revoked and will cover delivery to you in the form of an email or by notice to you of a document's availability on the Jackson National Life Insurance Company (also referred to as Jackson®) website. For jointly owned contracts, all joint owners are consenting to electronic delivery and use of the single email address below. Please contact the Jackson Customer Care Center or go to Jackson.com to update your email address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson's website (Jackson.com) is required for electronic delivery of contract-related correspondence.

VADV6413 08/25

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VADV6413 08/25

JNL Series Trust (Unaudited)

June 30, 2025

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund, JNL Moderate Growth ETF Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager Floating Rate Income Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL S&P 500 Index Fund, JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine Total Return Fund, JNL/Dreyfus Government Money Market Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Quality Growth Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund, JNL/PPM America Total Return Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/RAFI Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/William Blair International Leaders Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	132,549	3,455,540
Total Investment Companies (cost $3,248,778)		3,455,540
Total Investments 100.0% (cost $3,248,778)		3,455,540
Other Assets and Liabilities, Net (0.0)%		(1,058)
Total Net Assets 100.0%		3,454,482

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	48,970	469,128
Total Investment Companies (cost $469,764)		469,128
Total Investments 100.0% (cost $469,764)		469,128
Other Assets and Liabilities, Net (0.0)%		(138)
Total Net Assets 100.0%		468,990

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	37,560	516,449
Total Investment Companies (cost $424,943)		516,449
Total Investments 100.0% (cost $424,943)		516,449
Other Assets and Liabilities, Net (0.0)%		(184)
Total Net Assets 100.0%		516,265

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	30,736	320,888
Total Investment Companies (cost $359,168)		320,888
Total Investments 100.0% (cost $359,168)		320,888
Other Assets and Liabilities, Net (0.0)%		(111)
Total Net Assets 100.0%		320,777

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	29,796	1,067,598
Total Investment Companies (cost $1,039,072)		1,067,598
Total Investments 100.0% (cost $1,039,072)		1,067,598
Other Assets and Liabilities, Net (0.0)%		(362)
Total Net Assets 100.0%		1,067,236

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	31,757	609,743
Total Investment Companies (cost $678,816)		609,743
Total Investments 100.0% (cost $678,816)		609,743
Other Assets and Liabilities, Net (0.0)%		(195)
Total Net Assets 100.0%		609,548

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	59,595	7,693,115
Total Investment Companies (cost $5,986,467)		7,693,115
Total Investments 100.0% (cost $5,986,467)		7,693,115
Other Assets and Liabilities, Net (0.0)%		(1,977)
Total Net Assets 100.0%		7,691,138

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	193,735	12,089,080
Total Investment Companies (cost $10,074,842)		12,089,080
Total Investments 100.0% (cost $10,074,842)		12,089,080
Other Assets and Liabilities, Net (0.0)%		(3,999)
Total Net Assets 100.0%		12,085,081

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	68,821	1,376,424
Total Investment Companies (cost $1,341,899)		1,376,424
Total Investments 100.0% (cost $1,341,899)		1,376,424
Other Assets and Liabilities, Net (0.0)%		(506)
Total Net Assets 100.0%		1,375,918

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	47,992	1,417,203
Total Investment Companies (cost $1,186,349)		1,417,203
Total Investments 100.0% (cost $1,186,349)		1,417,203
Other Assets and Liabilities, Net (0.0)%		(563)
Total Net Assets 100.0%		1,416,640

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	244,141	4,174,804
Total Investment Companies (cost $3,369,599)		4,174,804
Total Investments 100.0% (cost $3,369,599)		4,174,804
Other Assets and Liabilities, Net (0.0)%		(1,521)
Total Net Assets 100.0%		4,173,283

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (98.3%) (a)	103,229	1,002,353
Total Investment Companies (cost $1,021,992)		1,002,353
Total Investments 100.0% (cost $1,021,992)		1,002,353
Other Assets and Liabilities, Net (0.0)%		(205)
Total Net Assets 100.0%		1,002,148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.7%) (a)	82,613	828,608
Total Investment Companies (cost $805,551)		828,608
Total Investments 100.0% (cost $805,551)		828,608
Other Assets and Liabilities, Net (0.0)%		(228)
Total Net Assets 100.0%		828,380

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.6%) (a)	255,720	2,991,923
Total Investment Companies (cost $2,586,420)		2,991,923
Total Investments 100.0% (cost $2,586,420)		2,991,923
Other Assets and Liabilities, Net (0.0)%		(398)
Total Net Assets 100.0%		2,991,525

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.7%) (a)	272,338	3,276,232
Total Investment Companies (cost $2,725,558)		3,276,232
Total Investments 100.0% (cost $2,725,558)		3,276,232
Other Assets and Liabilities, Net (0.0)%		(578)
Total Net Assets 100.0%		3,275,654

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.6%) (a)	216,049	2,281,474
Total Investment Companies (cost $2,153,840)		2,281,474
Total Investments 100.0% (cost $2,153,840)		2,281,474
Other Assets and Liabilities, Net (0.0)%		(413)
Total Net Assets 100.0%		2,281,061

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.3%
JNL Multi-Manager Mid Cap Fund - Class I (7.0%) (a)	4,188	87,533
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	1,140	51,989
JNL Multi-Manager Small Cap Value Fund - Class I (2.8%) (a)	2,373	50,937
JNL Multi-Manager U.S. Select Equity Fund - Class I (12.2%) (a)	8,426	149,219
JNL/JPMorgan MidCap Growth Fund - Class I (0.5%) (a)	240	18,696
JNL/JPMorgan U.S. Value Fund - Class I (2.5%) (a)	2,046	40,839
JNL/Morningstar SMID Moat Focus Index Fund - Class I (30.0%) (a)	3,661	39,874
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (7.3%) (a)	5,679	74,165
JNL/Newton Equity Income Fund - Class I (2.6%) (a)	2,396	88,760
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (10.4%) (a)	8,505	89,389
JNL/T. Rowe Price Growth Stock Fund - Class I (0.8%) (a)	808	82,744
JNL/T. Rowe Price Value Fund - Class I (2.0%) (a)	2,911	93,062
JNL/WMC Equity Income Fund - Class I (4.2%) (a)	1,933	40,718
		907,925
International Equity 19.7%
JNL Multi-Manager International Small Cap Fund - Class I (10.2%) (a)	5,232	71,463
JNL/Causeway International Value Select Fund - Class I (4.5%) (a)	4,650	107,658
JNL/WCM Focused International Equity Fund - Class I (5.1%) (a)	6,073	112,653
		291,774
Emerging Markets Equity 8.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.7%) (a)	7,048	70,760
JNL/GQG Emerging Markets Equity Fund - Class I (5.4%) (a)	2,966	47,368
		118,128
Global Equity 5.5%
JNL/Loomis Sayles Global Growth Fund - Class I (9.2%) (a)	3,821	82,081
Alternative 3.0%
Jackson Real Assets Fund - Class I (4.8%) (a)	1,425	15,233
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	2,097	29,338
		44,571
Domestic Fixed Income 2.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	2,465	36,552
Total Investment Companies (cost $1,176,598)		1,481,031
Total Investments 100.0% (cost $1,176,598)		1,481,031
Other Assets and Liabilities, Net (0.0)%		(311)
Total Net Assets 100.0%		1,480,720

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 62.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	4,009	59,448
JNL/DoubleLine Total Return Fund - Class I (3.4%) (a)	5,661	65,105
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.0%) (a)	4,538	59,447
JNL/Lord Abbett Short Duration Income Fund - Class I (2.8%) (a)	1,912	19,789
JNL/PIMCO Income Fund - Class I (2.8%) (a)	3,560	45,320
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.3%) (a)	863	11,334
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	909	11,329
JNL/PPM America Investment Grade Credit Fund - Class I (4.0%) (a)	1,042	11,329
JNL/PPM America Total Return Fund - Class I (3.7%) (a)	3,946	53,785
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.5%) (a)	1,187	15,588
		352,474
Alternative 11.2%
Jackson Credit Opportunities Fund - Class I (5.0%) (a)	2,700	28,108
Jackson Real Assets Fund - Class I (3.6%) (a)	1,060	11,332
JNL Multi-Manager Alternative Fund - Class I (2.6%) (a)	1,706	23,859
		63,299

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
Domestic Equity 10.9%
JNL Multi-Manager Mid Cap Fund - Class I (0.9%) (a)	544	11,372
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	265	5,695
JNL Multi-Manager U.S. Select Equity Fund - Class I (1.6%) (a)	1,137	20,138
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I (9.4%) (a)	547	5,653
JNL/Newton Equity Income Fund - Class I (0.3%) (a)	230	8,518
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	315	10,081
		61,457
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,125	34,025
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.1%) (a)	1,774	22,653
International Equity 3.5%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	431	9,981
JNL/WCM Focused International Equity Fund - Class I (0.5%) (a)	545	10,099
		20,080
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,132	11,369
Total Investment Companies (cost $519,128)		565,357
Total Investments 100.0% (cost $519,128)		565,357
Other Assets and Liabilities, Net (0.0)%		(123)
Total Net Assets 100.0%		565,234

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 51.5%
JNL Multi-Manager Mid Cap Fund - Class I (11.5%) (a)	6,864	143,451
JNL Multi-Manager Small Cap Growth Fund - Class I (2.9%) (a)	1,579	72,015
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,325	71,354
JNL Multi-Manager U.S. Select Equity Fund - Class I (20.9%) (a)	14,386	254,771
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	278	21,667
JNL/JPMorgan U.S. Value Fund - Class I (4.5%) (a)	3,615	72,163
JNL/Morningstar SMID Moat Focus Index Fund - Class I (35.8%) (a)	4,376	47,659
JNL/Morningstar Wide Moat Index Fund - Class I (12.1%) (a)	9,404	122,813
JNL/Newton Equity Income Fund - Class I (4.5%) (a)	4,096	151,707
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (17.7%) (a)	14,474	152,121
JNL/T. Rowe Price Growth Stock Fund - Class I (1.3%) (a)	1,353	138,664
JNL/T. Rowe Price Value Fund - Class I (3.5%) (a)	5,112	163,418
JNL/WMC Equity Income Fund - Class I (7.5%) (a)	3,419	72,014
		1,483,817
International Equity 17.9%
JNL Multi-Manager International Small Cap Fund - Class I (13.6%) (a)	6,944	94,857
JNL/Causeway International Value Select Fund - Class I (8.8%) (a)	9,053	209,583
JNL/WCM Focused International Equity Fund - Class I (9.5%) (a)	11,398	211,427
		515,867
Domestic Fixed Income 11.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.4%) (a)	6,357	94,280
JNL/DoubleLine Total Return Fund - Class I (5.0%) (a)	8,199	94,294
	Shares	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.5%) (a)	5,126	67,149
JNL/Lord Abbett Short Duration Income Fund - Class I (3.8%) (a)	2,626	27,183
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.4%) (a)	1,566	20,581
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.8%) (a)	1,628	21,375
		324,862
Alternative 7.8%
Jackson Credit Opportunities Fund - Class I (16.1%) (a)	8,680	90,355
Jackson Real Assets Fund - Class I (14.8%) (a)	4,400	47,036
JNL Multi-Manager Alternative Fund - Class I (9.5%) (a)	6,155	86,114
		223,505
Emerging Markets Equity 6.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.4%) (a)	11,521	115,668
JNL/GQG Emerging Markets Equity Fund - Class I (8.1%) (a)	4,463	71,267
		186,935
Global Equity 4.0%
JNL/Loomis Sayles Global Growth Fund - Class I (13.1%) (a)	5,407	116,132
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.6%) (a)	2,160	27,584
Total Investment Companies (cost $2,381,034)		2,878,702
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	175	-
Public Joint Stock Company Novolipetsk Metallurgical Plant (b) (c) (d)	193	-
Public Joint Stock Company Phosagro (b) (c) (d)	-	-
Public Joint Stock Company Phosagro (b) (c) (d)	18	-
Public Joint-Stock Company Inter RAO UES (b) (c) (d)	4,795	-
Public Joint-Stock Company Severstal (b) (c) (d)	27	-
Total Common Stocks (cost $2,242)		—
Total Investments 100.0% (cost $2,383,276)		2,878,702
Other Assets and Liabilities, Net (0.0)%		(636)
Total Net Assets 100.0%		2,878,066

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 42.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.9%) (a)	9,235	136,949
JNL/DoubleLine Total Return Fund - Class I (7.5%) (a)	12,304	141,495
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (9.1%) (a)	10,381	135,991
JNL/Lord Abbett Short Duration Income Fund - Class I (8.6%) (a)	5,918	61,254
JNL/PIMCO Income Fund - Class I (6.5%) (a)	8,201	104,402
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.3%) (a)	2,166	28,458
JNL/PIMCO Real Return Fund - Class I (2.1%) (a)	1,889	23,557
JNL/PPM America Investment Grade Credit Fund - Class I (10.1%) (a)	2,612	28,394

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (7.8%) (a)	8,334	113,597
JNL/T. Rowe Price U.S. High Yield Fund - Class I (9.6%) (a)	3,266	42,882
		816,979
Domestic Equity 25.2%
JNL Multi-Manager Mid Cap Fund - Class I (4.6%) (a)	2,732	57,095
JNL Multi-Manager Small Cap Growth Fund - Class I (1.0%) (a)	526	23,988
JNL Multi-Manager Small Cap Value Fund - Class I (1.6%) (a)	1,329	28,527
JNL Multi-Manager U.S. Select Equity Fund - Class I (9.1%) (a)	6,252	110,716
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I (31.4%) (a)	1,834	18,943
JNL/JPMorgan U.S. Value Fund - Class I (1.8%) (a)	1,438	28,706
JNL/Morningstar Wide Moat Index Fund - Class I (3.8%) (a)	2,943	38,442
JNL/Newton Equity Income Fund - Class I (1.4%) (a)	1,294	47,912
JNL/T. Rowe Price Growth Stock Fund - Class I (0.4%) (a)	379	38,844
JNL/T. Rowe Price Value Fund - Class I (1.2%) (a)	1,790	57,213
JNL/WMC Equity Income Fund - Class I (3.0%) (a)	1,361	28,655
		479,041
Alternative 11.3%
Jackson Credit Opportunities Fund - Class I (16.8%) (a)	9,024	93,942
Jackson Real Assets Fund - Class I (12.5%) (a)	3,730	39,878
JNL Multi-Manager Alternative Fund - Class I (9.0%) (a)	5,817	81,376
		215,196
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.8%) (a)	3,786	114,562
International Equity 5.8%
JNL Multi-Manager International Small Cap Fund - Class I (2.1%) (a)	1,068	14,582
JNL/Causeway International Value Select Fund - Class I (2.0%) (a)	2,069	47,904
JNL/WCM Focused International Equity Fund - Class I (2.2%) (a)	2,609	48,396
		110,882
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.5%) (a)	4,309	43,264
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,495	23,868
		67,132
Emerging Markets Fixed Income 3.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (19.3%) (a)	4,822	61,582
Global Equity 2.0%
JNL/Loomis Sayles Global Growth Fund - Class I (4.3%) (a)	1,798	38,628
Total Investment Companies (cost $1,645,049)		1,904,002
Total Investments 100.0% (cost $1,645,049)		1,904,002
Other Assets and Liabilities, Net (0.0)%		(520)
Total Net Assets 100.0%		1,903,482

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.3%
JNL Multi-Manager Mid Cap Fund - Class I (11.9%) (a)	7,133	149,079
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,350	61,575
JNL Multi-Manager Small Cap Value Fund - Class I (3.4%) (a)	2,846	61,073
JNL Multi-Manager U.S. Select Equity Fund - Class I (21.1%) (a)	14,515	257,061
JNL/JPMorgan U.S. Value Fund - Class I (4.9%) (a)	3,988	79,603
	Shares	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund - Class I (26.2%) (a)	3,206	34,910
JNL/Morningstar Wide Moat Index Fund - Class I (10.4%) (a)	8,137	106,275
JNL/Newton Equity Income Fund - Class I (4.4%) (a)	4,055	150,187
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (20.6%) (a)	16,849	177,087
JNL/T. Rowe Price Growth Stock Fund - Class I (1.3%) (a)	1,305	133,675
JNL/T. Rowe Price Value Fund - Class I (3.4%) (a)	4,949	158,220
JNL/WMC Equity Income Fund - Class I (8.3%) (a)	3,778	79,566
		1,448,311
Domestic Fixed Income 26.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.5%) (a)	12,293	182,299
JNL/DoubleLine Total Return Fund - Class I (10.2%) (a)	16,751	192,637
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (11.8%) (a)	13,400	175,534
JNL/Lord Abbett Short Duration Income Fund - Class I (13.3%) (a)	9,115	94,336
JNL/PIMCO Income Fund - Class I (4.8%) (a)	6,143	78,206
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.0%) (a)	1,307	17,177
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	2,058	25,661
JNL/PPM America Investment Grade Credit Fund - Class I (6.1%) (a)	1,576	17,128
JNL/PPM America Total Return Fund - Class I (7.7%) (a)	8,212	111,930
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.9%) (a)	2,701	35,470
		930,378
International Equity 11.9%
JNL Multi-Manager International Small Cap Fund - Class I (8.9%) (a)	4,572	62,452
JNL/Causeway International Value Select Fund - Class I (7.5%) (a)	7,641	176,899
JNL/WCM Focused International Equity Fund - Class I (8.0%) (a)	9,600	178,077
		417,428
Alternative 10.3%
Jackson Credit Opportunities Fund - Class I (26.2%) (a)	14,064	146,408
Jackson Real Assets Fund - Class I (23.7%) (a)	7,052	75,387
JNL Multi-Manager Alternative Fund - Class I (15.5%) (a)	10,086	141,098
		362,893
Emerging Markets Equity 4.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.6%) (a)	10,585	106,274
JNL/GQG Emerging Markets Equity Fund - Class I (7.0%) (a)	3,860	61,649
		167,923
Global Equity 3.0%
JNL/Loomis Sayles Global Growth Fund - Class I (12.0%) (a)	4,971	106,787
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (24.4%) (a)	6,094	77,822
Total Investment Companies (cost $2,919,886)		3,511,542
Total Investments 100.0% (cost $2,919,886)		3,511,542
Other Assets and Liabilities, Net (0.0)%		(823)
Total Net Assets 100.0%		3,510,719

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.9%
JNL Multi-Manager Mid Cap Fund - Class I (5.9%) (a)	3,544	74,071
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,388	63,307

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (3.4%) (a)	2,891	62,037
JNL Multi-Manager U.S. Select Equity Fund - Class I (6.4%) (a)	4,427	78,404
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.7%) (a)	1,269	132,500
JNL/ClearBridge Large Cap Growth Fund - Class I (10.1%) (a)	5,320	161,572
JNL/Invesco Diversified Dividend Fund - Class I (12.4%) (a)	5,719	102,191
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	489	38,133
JNL/JPMorgan U.S. Value Fund - Class I (4.6%) (a)	3,747	74,801
JNL/MFS Mid Cap Value Fund - Class I (1.3%) (a)	1,225	26,265
JNL/Newton Equity Income Fund - Class I (1.9%) (a)	1,748	64,749
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (5.1%) (a)	4,138	43,490
JNL/T. Rowe Price Growth Stock Fund - Class I (1.5%) (a)	1,501	153,838
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	123	10,594
JNL/T. Rowe Price Value Fund - Class I (4.5%) (a)	6,636	212,149
JNL/WMC Value Fund - Class I (5.4%) (a)	1,505	58,516
		1,356,617
International Equity 21.6%
JNL/Causeway International Value Select Fund - Class I (7.3%) (a)	7,489	173,369
JNL/Lazard International Quality Growth Fund - Class I (16.9%) (a)	4,736	79,795
JNL/WCM Focused International Equity Fund - Class I (5.4%) (a)	6,511	120,787
JNL/William Blair International Leaders Fund - Class I (8.7%) (a)	6,754	92,458
		466,409
Domestic Fixed Income 5.6%
JNL/DoubleLine Total Return Fund - Class I (2.7%) (a)	4,364	50,182
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.2%) (a)	796	10,454
JNL/PPM America Investment Grade Credit Fund - Class I (3.7%) (a)	958	10,418
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	3,689	50,285
		121,339
Emerging Markets Equity 5.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.3%) (a)	6,501	65,268
JNL/GQG Emerging Markets Equity Fund - Class I (6.1%) (a)	3,354	53,570
		118,838
Alternative 4.4%
Jackson Credit Opportunities Fund - Class I (5.4%) (a)	2,886	30,042
Jackson Real Assets Fund - Class I (5.9%) (a)	1,758	18,796
JNL Multi-Manager Alternative Fund - Class I (5.0%) (a)	3,250	45,461
		94,299
Total Investment Companies (cost $1,610,441)		2,157,502
Total Investments 100.0% (cost $1,610,441)		2,157,502
Other Assets and Liabilities, Net (0.0)%		(457)
Total Net Assets 100.0%		2,157,045

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 69.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	4,368	64,775
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	5,714	65,713
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.1%) (a)	3,467	45,420
	Shares	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.4%) (a)	4,044	59,285
JNL/PIMCO Income Fund - Class I (2.1%) (a)	2,664	33,909
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.8%) (a)	2,496	32,792
JNL/PIMCO Real Return Fund - Class I (3.0%) (a)	2,716	33,870
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	1,391	28,761
JNL/PPM America Investment Grade Credit Fund - Class I (9.6%) (a)	2,492	27,086
JNL/PPM America Total Return Fund - Class I (4.5%) (a)	4,751	64,761
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.5%) (a)	1,549	20,334
		476,706
Domestic Equity 14.2%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	484	10,125
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	112	5,102
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	237	5,082
JNL Multi-Manager U.S. Select Equity Fund - Class I (0.9%) (a)	600	10,632
JNL/ClearBridge Large Cap Growth Fund - Class I (0.7%) (a)	350	10,626
JNL/Invesco Diversified Dividend Fund - Class I (1.0%) (a)	478	8,544
JNL/JPMorgan U.S. Value Fund - Class I (0.3%) (a)	256	5,101
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	203	7,524
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (1.4%) (a)	1,166	12,250
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	104	10,645
JNL/T. Rowe Price Value Fund - Class I (0.3%) (a)	372	11,888
		97,519
Alternative 7.3%
Jackson Credit Opportunities Fund - Class I (2.3%) (a)	1,257	13,089
Jackson Real Assets Fund - Class I (2.7%) (a)	798	8,535
JNL Multi-Manager Alternative Fund - Class I (3.1%) (a)	2,025	28,333
		49,957
International Equity 4.5%
JNL/Causeway International Value Select Fund - Class I (0.5%) (a)	514	11,890
JNL/Lazard International Quality Growth Fund - Class I (1.1%) (a)	298	5,027
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	462	8,578
JNL/William Blair International Leaders Fund - Class I (0.5%) (a)	373	5,103
		30,598
Global Fixed Income 3.2%
JNL/Neuberger Berman Strategic Income Fund - Class I (2.0%) (a)	1,597	22,009
Emerging Markets Equity 1.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	812	8,156
Total Investment Companies (cost $623,789)		684,945
Total Investments 100.0% (cost $623,789)		684,945
Other Assets and Liabilities, Net (0.0)%		(211)
Total Net Assets 100.0%		684,734

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.1%
JNL Multi-Manager Mid Cap Fund - Class I (10.4%) (a)	6,211	129,819
JNL Multi-Manager Small Cap Growth Fund - Class I (4.3%) (a)	2,311	105,435
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	4,840	103,865

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
JNL Multi-Manager U.S. Select Equity Fund - Class I (8.5%) (a)	5,839	103,417
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.6%) (a)	2,195	229,223
JNL/ClearBridge Large Cap Growth Fund - Class I (16.8%) (a)	8,838	268,416
JNL/Invesco Diversified Dividend Fund - Class I (19.8%) (a)	9,142	163,360
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	794	61,928
JNL/JPMorgan U.S. Value Fund - Class I (8.9%) (a)	7,160	142,911
JNL/MFS Mid Cap Value Fund - Class I (2.1%) (a)	1,886	40,432
JNL/Newton Equity Income Fund - Class I (2.4%) (a)	2,212	81,920
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (8.4%) (a)	6,853	72,023
JNL/T. Rowe Price Growth Stock Fund - Class I (2.8%) (a)	2,834	290,404
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	258	22,220
JNL/T. Rowe Price Value Fund - Class I (7.5%) (a)	11,110	355,192
JNL/WMC Value Fund - Class I (11.3%) (a)	3,139	121,995
		2,292,560
International Equity 19.3%
JNL/Causeway International Value Select Fund - Class I (12.1%) (a)	12,379	286,567
JNL/Lazard International Quality Growth Fund - Class I (25.7%) (a)	7,199	121,306
JNL/WCM Focused International Equity Fund - Class I (8.9%) (a)	10,607	196,768
JNL/William Blair International Leaders Fund - Class I (17.5%) (a)	13,518	185,065
		789,706
Domestic Fixed Income 15.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	8,315	123,319
JNL/DoubleLine Total Return Fund - Class I (9.5%) (a)	15,722	180,799
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.3%) (a)	4,121	54,156
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	1,942	40,157
JNL/PPM America Investment Grade Credit Fund - Class I (19.2%) (a)	4,969	54,008
JNL/PPM America Total Return Fund - Class I (11.0%) (a)	11,711	159,623
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.5%) (a)	1,531	20,099
		632,161
Emerging Markets Equity 4.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.1%) (a)	11,248	112,931
JNL/GQG Emerging Markets Equity Fund - Class I (9.3%) (a)	5,102	81,472
		194,403
Alternative 4.4%
Jackson Credit Opportunities Fund - Class I (10.1%) (a)	5,409	56,312
Jackson Real Assets Fund - Class I (11.5%) (a)	3,416	36,516
JNL Multi-Manager Alternative Fund - Class I (9.7%) (a)	6,273	87,762
		180,590
Total Investment Companies (cost $3,071,308)		4,089,420
Total Investments 100.0% (cost $3,071,308)		4,089,420
Other Assets and Liabilities, Net (0.0)%		(920)
Total Net Assets 100.0%		4,088,500

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 51.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.1%) (a)	7,744	114,838
	Shares	Value ($)
JNL/DoubleLine Total Return Fund - Class I (7.2%) (a)	11,858	136,366
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.7%) (a)	5,375	70,409
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.6%) (a)	7,059	103,478
JNL/PIMCO Income Fund - Class I (4.4%) (a)	5,536	70,475
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.6%) (a)	5,619	73,834
JNL/PIMCO Real Return Fund - Class I (4.4%) (a)	3,987	49,714
JNL/PPM America High Yield Bond Fund - Class I (3.4%) (a)	2,600	53,762
JNL/PPM America Investment Grade Credit Fund - Class I (13.3%) (a)	3,433	37,320
JNL/PPM America Total Return Fund - Class I (8.6%) (a)	9,090	123,892
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.4%) (a)	2,518	33,063
		867,151
Domestic Equity 27.8%
JNL Multi-Manager Mid Cap Fund - Class I (2.1%) (a)	1,271	26,556
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	500	22,795
JNL Multi-Manager Small Cap Value Fund - Class I (1.3%) (a)	1,057	22,690
JNL Multi-Manager U.S. Select Equity Fund - Class I (3.4%) (a)	2,357	41,745
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.6%) (a)	280	29,260
JNL/ClearBridge Large Cap Growth Fund - Class I (3.1%) (a)	1,648	50,060
JNL/Invesco Diversified Dividend Fund - Class I (4.5%) (a)	2,097	37,481
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	140	10,881
JNL/JPMorgan U.S. Value Fund - Class I (0.5%) (a)	418	8,343
JNL/MFS Mid Cap Value Fund - Class I (0.4%) (a)	388	8,324
JNL/Newton Equity Income Fund - Class I (0.6%) (a)	561	20,784
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (3.4%) (a)	2,773	29,142
JNL/T. Rowe Price Growth Stock Fund - Class I (0.5%) (a)	529	54,229
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	47	4,084
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	2,471	79,003
JNL/WMC Value Fund - Class I (1.9%) (a)	534	20,766
		466,143
International Equity 9.4%
JNL/Causeway International Value Select Fund - Class I (2.5%) (a)	2,517	58,266
JNL/Lazard International Quality Growth Fund - Class I (7.0%) (a)	1,966	33,129
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	1,124	20,857
JNL/William Blair International Leaders Fund - Class I (4.3%) (a)	3,337	45,676
		157,928
Alternative 6.4%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	3,067	31,929
Jackson Real Assets Fund - Class I (6.6%) (a)	1,952	20,868
JNL Multi-Manager Alternative Fund - Class I (5.9%) (a)	3,852	53,894
		106,691
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.0%) (a)	2,476	24,857
JNL/GQG Emerging Markets Equity Fund - Class I (1.9%) (a)	1,043	16,664
		41,521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
Global Fixed Income 2.2%
JNL/Neuberger Berman Strategic Income Fund - Class I (3.5%) (a)	2,709	37,326
Total Investment Companies (cost $1,419,559)		1,676,760
Total Investments 100.0% (cost $1,419,559)		1,676,760
Other Assets and Liabilities, Net (0.0)%		(455)
Total Net Assets 100.0%		1,676,305

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.9%
JNL Multi-Manager Mid Cap Fund - Class I (7.4%) (a)	4,425	92,489
JNL Multi-Manager Small Cap Growth Fund - Class I (3.0%) (a)	1,620	73,912
JNL Multi-Manager Small Cap Value Fund - Class I (4.0%) (a)	3,374	72,401
JNL Multi-Manager U.S. Select Equity Fund - Class I (7.7%) (a)	5,290	93,690
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.9%) (a)	904	94,456
JNL/ClearBridge Large Cap Growth Fund - Class I (12.3%) (a)	6,482	196,862
JNL/Invesco Diversified Dividend Fund - Class I (13.5%) (a)	6,251	111,711
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	482	37,557
JNL/JPMorgan U.S. Value Fund - Class I (6.9%) (a)	5,595	111,677
JNL/MFS Mid Cap Value Fund - Class I (1.4%) (a)	1,291	27,684
JNL/Newton Equity Income Fund - Class I (1.4%) (a)	1,256	46,534
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (6.6%) (a)	5,383	56,577
JNL/T. Rowe Price Growth Stock Fund - Class I (2.2%) (a)	2,204	225,794
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	216	18,601
JNL/T. Rowe Price Value Fund - Class I (4.9%) (a)	7,245	231,608
JNL/WMC Value Fund - Class I (6.9%) (a)	1,906	74,088
		1,565,641
Domestic Fixed Income 33.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.3%) (a)	11,905	176,545
JNL/DoubleLine Total Return Fund - Class I (11.6%) (a)	19,131	220,007
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.6%) (a)	7,496	98,196
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (13.4%) (a)	12,437	182,326
JNL/PIMCO Income Fund - Class I (5.5%) (a)	6,943	88,383
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.4%) (a)	8,127	106,783
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	3,026	62,580
JNL/PPM America Investment Grade Credit Fund - Class I (31.3%) (a)	8,099	88,034
JNL/PPM America Total Return Fund - Class I (12.9%) (a)	13,725	187,071
JNL/T. Rowe Price U.S. High Yield Fund - Class I (12.0%) (a)	4,097	53,796
		1,263,721
International Equity 14.5%
JNL/Causeway International Value Select Fund - Class I (7.9%) (a)	8,052	186,400
JNL/Lazard International Quality Growth Fund - Class I (19.5%) (a)	5,482	92,380
JNL/WCM Focused International Equity Fund - Class I (6.3%) (a)	7,605	141,069
JNL/William Blair International Leaders Fund - Class I (11.5%) (a)	8,863	121,339
		541,188
Alternative 6.3%
Jackson Credit Opportunities Fund - Class I (12.4%) (a)	6,654	69,267
	Shares	Value ($)
Jackson Real Assets Fund - Class I (14.1%) (a)	4,191	44,803
JNL Multi-Manager Alternative Fund - Class I (13.3%) (a)	8,613	120,489
		234,559
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.0%) (a)	7,427	74,568
JNL/GQG Emerging Markets Equity Fund - Class I (6.3%) (a)	3,474	55,484
		130,052
Total Investment Companies (cost $2,971,662)		3,735,161
Total Investments 100.0% (cost $2,971,662)		3,735,161
Other Assets and Liabilities, Net (0.0)%		(921)
Total Net Assets 100.0%		3,734,240

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.8%
American Funds American Mutual Fund - R-6	5,566	330,699
American Funds Insurance Series - Growth Fund - Class 1	3,333	430,254
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,511	544,103
American Funds Investment Company of America Fund - R-6	9,757	614,018
		1,919,074
Domestic Fixed Income 16.1%
American Funds Inflation Linked Bond Fund - R-6	3,753	36,070
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,757	16,634
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,029	75,957
American Funds Insurance Series - The Bond Fund of America - Class 1	28,805	275,947
American Funds Mortgage Fund - R-6	14,523	128,387
American Funds Strategic Bond Fund - R-6	13,891	129,323
		662,318
International Equity 15.7%
American Funds EuroPacific Growth Fund - R-6	5,341	324,324
American Funds International Growth and Income Fund - R-6	7,515	321,354
		645,678
Global Equity 13.3%
American Funds Insurance Series - Global Growth Fund - Class 1	10,587	379,346
American Funds SMALLCAP World Fund - R-6	2,188	164,934
		544,280
Emerging Markets Equity 6.7%
American Funds New World Fund - R-6	3,070	273,180
Emerging Markets Fixed Income 1.4%
American Funds Emerging Markets Bond Fund - R-6	7,307	58,162
Total Investment Companies (cost $3,667,716)		4,102,692
Total Investments 100.0% (cost $3,667,716)		4,102,692
Other Assets and Liabilities, Net (0.0)%		(1,358)
Total Net Assets 100.0%		4,101,334

(a)  Investment in affiliate.

JNL/American Funds Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.5%
American Funds Inflation Linked Bond Fund - R-6	79	757
American Funds Insurance Series - American High-Income Trust - Class 1	160	1,514
American Funds Insurance Series - The Bond Fund of America - Class 1	645	6,181
American Funds Mortgage Fund - R-6	301	2,659
American Funds Strategic Bond Fund - R-6	284	2,649
		13,760

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
Domestic Equity 23.5%
American Funds American Mutual Fund - R-6	18	1,072
American Funds Insurance Series - Growth Fund - Class 1	10	1,261
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	28	1,766
American Funds Investment Company of America Fund - R-6	29	1,829
		5,928
International Equity 7.5%
American Funds EuroPacific Growth Fund - R-6	16	946
American Funds International Growth and Income Fund - R-6	22	946
		1,892
Global Equity 6.7%
American Funds Insurance Series - Global Growth Fund - Class 1	33	1,198
American Funds SMALLCAP World Fund - R-6	7	505
		1,703
Emerging Markets Fixed Income 4.5%
American Funds Emerging Markets Bond Fund - R-6	143	1,141
Emerging Markets Equity 3.3%
American Funds New World Fund - R-6	9	820
Total Investment Companies (cost $24,300)		25,244
Total Investments 100.0% (cost $24,300)		25,244
Other Assets and Liabilities, Net (0.0)%		(8)
Total Net Assets 100.0%		25,236

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 36.1%
American Funds American Mutual Fund - R-6	2,628	156,165
American Funds Insurance Series - Growth Fund - Class 1	1,529	197,373
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,961	253,251
American Funds Investment Company of America Fund - R-6	4,538	285,606
		892,395
Domestic Fixed Income 33.8%
American Funds Inflation Linked Bond Fund - R-6	4,792	46,050
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	10,145	95,973
American Funds Insurance Series - The Bond Fund of America - Class 1	38,627	370,042
American Funds Mortgage Fund - R-6	18,348	162,200
American Funds Strategic Bond Fund - R-6	17,430	162,271
		836,536
International Equity 11.8%
American Funds EuroPacific Growth Fund - R-6	2,413	146,519
American Funds International Growth and Income Fund - R-6	3,402	145,484
		292,003
Global Equity 10.1%
American Funds Insurance Series - Global Growth Fund - Class 1	4,864	174,266
American Funds SMALLCAP World Fund - R-6	1,011	76,170
		250,436
Emerging Markets Equity 5.2%
American Funds New World Fund - R-6	1,442	128,334
Emerging Markets Fixed Income 3.0%
American Funds Emerging Markets Bond Fund - R-6	9,186	73,120
Total Investment Companies (cost $2,348,596)		2,472,824
Total Investments 100.0% (cost $2,348,596)		2,472,824
Other Assets and Liabilities, Net (0.0)%		(875)
Total Net Assets 100.0%		2,471,949

(a)  Investment in affiliate.

	Shares	Value ($)
JNL Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 59.2%
Capital Group Dividend Value ETF	655	25,881
iShares Core Dividend Growth ETF (a)	395	25,255
iShares Core S&P 500 ETF	61	37,552
iShares Core S&P Mid-Cap ETF	552	34,258
iShares Core S&P Small Cap ETF	116	12,687
iShares Core S&P U.S. Growth ETF	105	15,792
iShares Select U.S. REIT ETF (a)	118	7,186
JPMorgan Active Growth ETF	271	23,314
T. Rowe Price Capital Appreciation Equity ETF (a)	856	30,193
VanEck Morningstar Wide Moat ETF (a)	98	9,199
		221,317
International Equity 17.9%
iShares Core MSCI EAFE ETF	319	26,629
JPMorgan International Research Enhanced Equity ETF	570	40,345
		66,974
Domestic Fixed Income 14.4%
ALPS Smith Core Plus Bond ETF (a)	481	12,432
iShares 0-5 Year High Yield Corporate Bond ETF	232	10,005
iShares Core U.S. Aggregate Bond ETF	197	19,547
iShares MBS ETF	124	11,649
		53,633
Emerging Markets Equity 7.5%
iShares Core MSCI Emerging Markets ETF	469	28,168
Emerging Markets Fixed Income 1.0%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	40	3,712
Total Investment Companies (cost $328,502)		373,804
SHORT TERM INVESTMENTS 2.9%
Securities Lending Collateral 2.9%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	10,804	10,804
Total Short Term Investments (cost $10,804)		10,804
Total Investments 102.9% (cost $339,306)		384,608
Other Assets and Liabilities, Net (2.9)%		(10,943)
Total Net Assets 100.0%		373,665

(a)  All or a portion of the security was on loan as of June 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 53.3%
ALPS Smith Core Plus Bond ETF (a)	701	18,135
iShares 0-5 Year High Yield Corporate Bond ETF	259	11,185
iShares 0-5 Year TIPS Bond ETF	20	2,050
iShares 5-10 Year Investment Grade Corporate Bond ETF	347	18,489
iShares Core U.S. Aggregate Bond ETF	348	34,483
iShares MBS ETF	281	26,434
		110,776
Domestic Equity 32.1%
Capital Group Dividend Value ETF	165	6,523
iShares Core Dividend Growth ETF (a)	126	8,068
iShares Core S&P 500 ETF	21	12,833
iShares Core S&P Mid-Cap ETF	151	9,346
iShares Core S&P Small Cap ETF	37	4,062
iShares Core S&P U.S. Growth ETF	30	4,477
iShares Select U.S. REIT ETF (a)	41	2,512
JPMorgan Active Growth ETF	70	6,060
T. Rowe Price Capital Appreciation Equity ETF	288	10,170
VanEck Morningstar Wide Moat ETF (a)	27	2,572
		66,623
International Equity 8.4%
iShares Core MSCI EAFE ETF	78	6,474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
JPMorgan International Research Enhanced Equity ETF	154	10,897
		17,371
Emerging Markets Equity 4.2%
iShares Core MSCI Emerging Markets ETF	147	8,816
Emerging Markets Fixed Income 2.0%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	45	4,154
Total Investment Companies (cost $198,795)		207,740
SHORT TERM INVESTMENTS 4.4%
Securities Lending Collateral 4.3%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	8,812	8,812
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	263	263
Total Short Term Investments (cost $9,075)		9,075
Total Investments 104.4% (cost $207,870)		216,815
Other Assets and Liabilities, Net (4.4)%		(9,126)
Total Net Assets 100.0%		207,689

(a)  All or a portion of the security was on loan as of June 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.1%
Domestic Equity 46.4%
Capital Group Dividend Value ETF (a)	377	14,881
iShares Core Dividend Growth ETF (a)	307	19,619
iShares Core S&P 500 ETF	53	32,799
iShares Core S&P Mid-Cap ETF	360	22,300
iShares Core S&P Small Cap ETF	75	8,182
iShares Core S&P U.S. Growth ETF	72	10,812
iShares Select U.S. REIT ETF	80	4,891
JPMorgan Active Growth ETF	165	14,194
T. Rowe Price Capital Appreciation Equity ETF	660	23,277
VanEck Morningstar Wide Moat ETF (a)	62	5,840
		156,795
Domestic Fixed Income 33.7%
ALPS Smith Core Plus Bond ETF	753	19,473
iShares 0-5 Year High Yield Corporate Bond ETF (a)	325	14,018
iShares 0-5 Year TIPS Bond ETF	24	2,494
iShares 5-10 Year Investment Grade Corporate Bond ETF	249	13,243
iShares Core U.S. Aggregate Bond ETF	379	37,637
iShares MBS ETF	288	27,022
		113,887
International Equity 12.9%
iShares Core MSCI EAFE ETF	218	18,166
JPMorgan International Research Enhanced Equity ETF (a)	360	25,450
		43,616
Emerging Markets Equity 5.8%
iShares Core MSCI Emerging Markets ETF	325	19,524
Emerging Markets Fixed Income 1.3%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	45	4,209
Total Investment Companies (cost $307,118)		338,031
SHORT TERM INVESTMENTS 6.7%
Securities Lending Collateral 6.7%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	22,566	22,566
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	190	190
Total Short Term Investments (cost $22,756)		22,756
Total Investments 106.8% (cost $329,874)		360,787
Other Assets and Liabilities, Net (6.8)%		(23,036)
Total Net Assets 100.0%		337,751

Shares	Value ($)

(a)  All or a portion of the security was on loan as of June 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Domestic Equity 57.2%
Vanguard Dividend Appreciation ETF (a)	594	121,640
Vanguard Growth ETF (a)	499	218,827
Vanguard Mid-Cap ETF	531	148,644
Vanguard Real Estate ETF	441	39,285
Vanguard Small-Cap ETF (a)	389	92,136
Vanguard Total Stock Market ETF (a)	1,174	356,704
Vanguard Value ETF (a)	1,219	215,510
		1,192,746
International Equity 18.1%
Vanguard FTSE Developed Markets ETF	4,449	253,611
Vanguard International Dividend Appreciation ETF (a)	1,382	124,582
		378,193
Domestic Fixed Income 15.7%
Vanguard Intermediate-Term Corporate Bond ETF (a)	377	31,278
Vanguard Intermediate-Term Treasury ETF	525	31,368
Vanguard Mortgage-Backed Securities ETF	2,007	93,004
Vanguard Short-Term Corporate Bond ETF	454	36,072
Vanguard Short-Term Inflation-Protected Securities ETF	310	15,598
Vanguard Total Bond Market ETF	1,616	118,942
		326,262
Emerging Markets Equity 7.1%
Vanguard FTSE Emerging Markets ETF	2,986	147,685
Emerging Markets Fixed Income 1.7%
Vanguard Emerging Markets Government Bond ETF	554	36,194
Total Investment Companies (cost $1,812,988)		2,081,080
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	3,270	3,270
Total Short Term Investments (cost $3,270)		3,270
Total Investments 100.0% (cost $1,816,258)		2,084,350
Other Assets and Liabilities, Net 0.0%		96
Total Net Assets 100.0%		2,084,446

(a)  All or a portion of the security was on loan as of June 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Domestic Fixed Income 52.4%
Vanguard Intermediate-Term Corporate Bond ETF (a)	256	21,248
Vanguard Intermediate-Term Treasury ETF	522	31,213
Vanguard Mortgage-Backed Securities ETF	1,998	92,569
Vanguard Short-Term Corporate Bond ETF	440	34,990
Vanguard Short-Term Inflation-Protected Securities ETF	309	15,549
Vanguard Total Bond Market ETF	1,354	99,711
		295,280
Domestic Equity 32.2%
Vanguard Dividend Appreciation ETF	94	19,269
Vanguard Growth ETF	71	31,144
Vanguard Mid-Cap ETF	75	20,877
Vanguard Real Estate ETF	120	10,664
Vanguard Small-Cap ETF (a)	56	13,156
Vanguard Total Stock Market ETF	182	55,352
Vanguard Value ETF	177	31,293
		181,755

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares	Value ($)
International Equity 7.5%
Vanguard FTSE Developed Markets ETF	537	30,624
Vanguard International Dividend Appreciation ETF (a)	131	11,780
		42,404
Emerging Markets Fixed Income 4.0%
Vanguard Emerging Markets Government Bond ETF	344	22,492
Emerging Markets Equity 3.7%
Vanguard FTSE Emerging Markets ETF (a)	420	20,794
Total Investment Companies (cost $532,951)		562,725
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	6,624	6,624
Total Short Term Investments (cost $6,624)		6,624
Total Investments 101.0% (cost $539,575)		569,349
Other Assets and Liabilities, Net (1.0)%		(5,616)
Total Net Assets 100.0%		563,733

(a)  All or a portion of the security was on loan as of June 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Domestic Equity 45.6%
Vanguard Dividend Appreciation ETF	228	46,576
Vanguard Growth ETF	180	78,968
Vanguard Mid-Cap ETF	185	51,789
Vanguard Real Estate ETF	203	18,058
Vanguard Small-Cap ETF	131	31,168
Vanguard Total Stock Market ETF	431	131,058
Vanguard Value ETF (a)	443	78,265
		435,882
Domestic Fixed Income 32.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	318	26,329
Vanguard Intermediate-Term Treasury ETF	561	33,560
Vanguard Mortgage-Backed Securities ETF	2,150	99,622
Vanguard Short-Term Corporate Bond ETF	417	33,126
Vanguard Short-Term Inflation-Protected Securities ETF	333	16,753
Vanguard Total Bond Market ETF	1,419	104,502
		313,892
International Equity 13.1%
Vanguard FTSE Developed Markets ETF	1,680	95,768
Vanguard International Dividend Appreciation ETF	331	29,857
		125,625
Emerging Markets Equity 5.3%
Vanguard FTSE Emerging Markets ETF	1,015	50,226
Emerging Markets Fixed Income 3.0%
Vanguard Emerging Markets Government Bond ETF	437	28,541
Total Investment Companies (cost $860,980)		954,166
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	6,796	6,796
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	694	694
Total Short Term Investments (cost $7,490)		7,490
Total Investments 100.6% (cost $868,470)		961,656
Other Assets and Liabilities, Net (0.6)%		(6,155)
Total Net Assets 100.0%		955,501

(a)  All or a portion of the security was on loan as of June 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL ETF Allocation Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2025, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2025.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	3,270,770	287,445	114,147	250,379	14,404	(2,932)	3,455,540	100.0
	3,270,770	287,445	114,147	250,379	14,404	(2,932)	3,455,540	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	434,944	44,272	12,164	5,798	2,631	46,766	516,449	100.0
	434,944	44,272	12,164	5,798	2,631	46,766	516,449	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	301,999	16,016	22,152	863	(3,829)	28,854	320,888	100.0
	301,999	16,016	22,152	863	(3,829)	28,854	320,888	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,029,704	139,962	81,528	131,148	19,632	(40,172)	1,067,598	100.0
	1,029,704	139,962	81,528	131,148	19,632	(40,172)	1,067,598	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	614,732	16,110	53,681	12,432	(9,557)	42,139	609,743	100.0
	614,732	16,110	53,681	12,432	(9,557)	42,139	609,743	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	6,868,698	949,439	233,758	595,310	91,324	17,412	7,693,115	100.0
	6,868,698	949,439	233,758	595,310	91,324	17,412	7,693,115	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	11,702,453	2,019,019	549,906	1,990,584	168,850	(1,251,336)	12,089,080	100.0
	11,702,453	2,019,019	549,906	1,990,584	168,850	(1,251,336)	12,089,080	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,306,267	10,273	91,942	877	6,435	145,391	1,376,424	100.0
	1,306,267	10,273	91,942	877	6,435	145,391	1,376,424	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,321,843	66,150	107,939	58,053	30,864	106,285	1,417,203	100.0
	1,321,843	66,150	107,939	58,053	30,864	106,285	1,417,203	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,000,794	310,061	201,505	288,417	54,327	11,127	4,174,804	100.0
	4,000,794	310,061	201,505	288,417	54,327	11,127	4,174,804	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,018,592	11,272	66,665	—	(3,458)	42,612	1,002,353	100.0
	1,018,592	11,272	66,665	—	(3,458)	42,612	1,002,353	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	778,459	14,840	72,738	—	(6,640)	114,687	828,608	100.0
	778,459	14,840	72,738	—	(6,640)	114,687	828,608	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,069,729	679,809	211,882	—	14,242	440,025	2,991,923	100.0
	2,069,729	679,809	211,882	—	14,242	440,025	2,991,923	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,434,158	18,765	177,917	—	26,529	(25,303)	3,276,232	100.0
	3,434,158	18,765	177,917	—	26,529	(25,303)	3,276,232	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,524,728	9,172	140,627	—	7,227	(119,026)	2,281,474	100.0
	2,524,728	9,172	140,627	—	7,227	(119,026)	2,281,474	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	14,749	—	—	110	—	484	15,233	1.0
JNL Multi-Manager Alternative Fund - Class I	—	28,530	—	—	—	808	29,338	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	58,278	9,639	5,906	—	1,088	7,661	70,760	4.8
JNL Multi-Manager International Small Cap Fund - Class I	66,239	1,415	9,950	—	1,605	12,154	71,463	4.8
JNL Multi-Manager Mid Cap Fund - Class I	79,367	9,212	1,920	—	767	107	87,533	5.9
JNL Multi-Manager Small Cap Growth Fund - Class I	46,809	6,612	1,772	—	710	(370)	51,989	3.5
JNL Multi-Manager Small Cap Value Fund - Class I	46,729	5,896	586	—	241	(1,343)	50,937	3.4
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,744	14,253	10,028	—	4,142	7,108	149,219	10.1
JNL/Causeway International Value Select Fund - Class I	100,477	82	14,710	—	3,139	18,670	107,658	7.3
JNL/DoubleLine Core Fixed Income Fund - Class I	39,556	5,635	10,293	—	706	948	36,552	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	32,510	8	34,311	—	15,991	(14,198)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	49,187	937	5,155	—	1,861	538	47,368	3.2
JNL/Harris Oakmark Global Equity Fund - Class I	28,865	25	31,145	—	3,488	(1,233)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	19,644	927	—	(53)	32	18,696	1.3
JNL/JPMorgan U.S. Value Fund - Class I	57,094	314	19,324	—	4,804	(2,049)	40,839	2.8
JNL/Loomis Sayles Global Growth Fund - Class I	77,952	3,551	9,655	—	4,471	5,762	82,081	5.5
JNL/Morningstar SMID Moat Focus Index Fund - Class I	38,961	2,556	2,199	—	150	406	39,874	2.7
JNL/Morningstar Wide Moat Index Fund - Class I	117,114	2,550	46,238	—	1,520	(781)	74,165	5.0
JNL/Newton Equity Income Fund - Class I	60,961	26,633	4,140	—	518	4,788	88,760	6.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	43,714	46,119	4,157	—	(41)	3,754	89,389	6.0
JNL/T. Rowe Price Growth Stock Fund - Class I	88,132	4,174	14,977	—	8,736	(3,321)	82,744	5.6
JNL/T. Rowe Price Value Fund - Class I	96,640	201	9,775	—	4,428	1,568	93,062	6.3
JNL/WCM Focused International Equity Fund - Class I	101,644	38	14,304	—	2,524	22,751	112,653	7.6
JNL/WMC Equity Income Fund - Class I	58,023	133	21,069	—	5,197	(1,566)	40,718	2.7
	1,436,745	188,157	272,541	110	65,992	62,678	1,481,031	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	25,660	2,230	—	894	—	218	28,108	5.0
Jackson Real Assets Fund - Class I	8,772	2,240	—	82	—	320	11,332	2.0
JNL Multi-Manager Alternative Fund - Class I	24,701	750	3,014	—	305	1,117	23,859	4.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,287	3,614	1,914	—	(10)	1,392	11,369	2.0
JNL Multi-Manager Mid Cap Fund - Class I	5,976	6,432	1,064	—	82	(54)	11,372	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	5,403	908	524	—	90	(182)	5,695	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	19,102	2,967	3,669	—	995	743	20,138	3.6
JNL/Causeway International Value Select Fund - Class I	7,181	3,240	2,225	—	372	1,413	9,981	1.8
JNL/DoubleLine Core Fixed Income Fund - Class I	58,748	2,188	3,958	—	124	2,346	59,448	10.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,576	3,633	1,477	—	102	819	22,653	4.0
JNL/DoubleLine Total Return Fund - Class I	64,337	2,480	4,640	—	(102)	3,030	65,105	11.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	61,459	1,758	6,247	—	358	2,119	59,447	10.5
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	5,516	587	474	—	9	15	5,653	1.0
JNL/JPMorgan U.S. Value Fund - Class I	7,103	113	7,590	—	1,779	(1,405)	—	—
JNL/Lord Abbett Short Duration Income Fund - Class I	19,651	913	1,403	—	(19)	647	19,789	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	14,265	794	14,984	—	964	(1,039)	—	—
JNL/Newton Equity Income Fund - Class I	—	9,148	784	—	(16)	170	8,518	1.5
JNL/PIMCO Income Fund - Class I	44,762	1,273	3,384	—	662	2,007	45,320	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	11,168	368	743	—	(30)	571	11,334	2.0
JNL/PIMCO Real Return Fund - Class I	8,403	3,130	726	—	69	453	11,329	2.0
JNL/PPM America Investment Grade Credit Fund - Class I	11,166	434	723	—	41	411	11,329	2.0
JNL/PPM America Total Return Fund - Class I	53,062	1,910	3,337	—	29	2,121	53,785	9.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	33,785	1,458	3,253	—	1,163	872	34,025	6.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	15,414	1,989	2,439	—	289	335	15,588	2.8
JNL/T. Rowe Price Value Fund - Class I	9,607	788	947	—	79	554	10,081	1.8
JNL/WCM Focused International Equity Fund - Class I	7,002	3,319	2,231	—	(52)	2,061	10,099	1.8
JNL/WMC Equity Income Fund - Class I	7,189	101	7,670	—	1,797	(1,417)	—	—
	557,295	58,765	79,420	976	9,080	19,637	565,357	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	76,147	13,500	—	2,787	—	708	90,355	3.1
Jackson Real Assets Fund - Class I	45,540	—	—	339	—	1,496	47,036	1.6
JNL Multi-Manager Alternative Fund - Class I	45,398	38,150	1,140	—	179	3,527	86,114	3.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,090	37,358	13,980	—	2,539	10,661	115,668	4.0
JNL Multi-Manager International Small Cap Fund - Class I	102,754	139	27,119	—	4,895	14,188	94,857	3.3
JNL Multi-Manager Mid Cap Fund - Class I	147,902	—	6,152	—	2,321	(620)	143,451	5.0
JNL Multi-Manager Small Cap Growth Fund - Class I	64,906	8,647	1,493	—	619	(664)	72,015	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	71,763	2,180	908	—	383	(2,064)	71,354	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	250,392	—	15,989	—	6,702	13,666	254,771	8.8
JNL/Causeway International Value Select Fund - Class I	200,812	2,112	36,116	—	8,953	33,822	209,583	7.3
JNL/DoubleLine Core Fixed Income Fund - Class I	110,690	1,410	22,009	—	1,820	2,369	94,280	3.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	36,798	598	11,180	—	943	425	27,584	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	43,482	20	45,913	—	9,784	(7,373)	—	—
JNL/DoubleLine Total Return Fund - Class I	103,393	2,007	15,612	—	(347)	4,853	94,294	3.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	78,027	944	14,744	—	952	1,970	67,149	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	71,179	3,067	6,497	—	2,241	1,277	71,267	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	36,437	—	39,273	—	3,218	(382)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	22,325	367	—	(13)	(278)	21,667	0.8
JNL/JPMorgan U.S. Value Fund - Class I	104,676	265	37,670	—	9,452	(4,560)	72,163	2.5
JNL/Loomis Sayles Global Growth Fund - Class I	116,305	—	14,710	—	4,168	10,369	116,132	4.0
JNL/Lord Abbett Short Duration Income Fund - Class I	29,578	574	3,871	—	(4)	906	27,183	0.9
JNL/Morningstar SMID Moat Focus Index Fund - Class I	50,586	322	3,685	—	242	194	47,659	1.7
JNL/Morningstar Wide Moat Index Fund - Class I	161,500	27	39,837	—	(3,653)	4,776	122,813	4.3
JNL/Newton Equity Income Fund - Class I	115,524	37,836	11,193	—	1,426	8,114	151,707	5.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	22,049	214	2,693	—	(36)	1,047	20,581	0.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	87,949	67,574	9,863	—	(110)	6,571	152,121	5.3
JNL/T. Rowe Price Growth Stock Fund - Class I	146,445	—	15,718	—	6,026	1,911	138,664	4.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	22,212	7,714	9,388	—	1,188	(351)	21,375	0.7
JNL/T. Rowe Price Value Fund - Class I	172,792	427	20,368	—	9,367	1,200	163,418	5.7
JNL/WCM Focused International Equity Fund - Class I	204,775	291	42,618	—	4,192	44,787	211,427	7.3
JNL/WMC Equity Income Fund - Class I	106,721	512	41,721	—	9,975	(3,473)	72,014	2.5
	2,905,822	248,213	511,827	3,126	87,422	149,072	2,878,702	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	86,388	6,825	—	2,998	—	729	93,942	4.9
Jackson Real Assets Fund - Class I	36,086	2,570	—	288	—	1,222	39,878	2.1
JNL Multi-Manager Alternative Fund - Class I	79,194	150	2,727	—	693	4,066	81,376	4.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	38,407	4,712	5,492	—	1,092	4,545	43,264	2.3
JNL Multi-Manager International Small Cap Fund - Class I	14,667	124	3,128	—	864	2,055	14,582	0.8
JNL Multi-Manager Mid Cap Fund - Class I	48,444	10,292	2,169	—	993	(465)	57,095	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	23,521	918	639	—	(12)	200	23,988	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	32,954	453	4,371	—	1,472	(1,981)	28,527	1.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	119,748	2,035	21,589	—	9,469	1,053	110,716	5.8
JNL/Causeway International Value Select Fund - Class I	47,397	543	10,128	—	4,278	5,814	47,904	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	137,862	5,989	12,689	—	410	5,377	136,949	7.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	58,932	5,076	5,058	—	780	1,852	61,582	3.2
JNL/DoubleLine Total Return Fund - Class I	137,888	11,029	13,873	—	39	6,412	141,495	7.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	157,356	62	27,371	—	1,558	4,386	135,991	7.2
JNL/GQG Emerging Markets Equity Fund - Class I	23,902	511	1,785	—	394	846	23,868	1.3
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	19,465	171	746	—	23	30	18,943	1.0
JNL/JPMorgan U.S. Value Fund - Class I	47,330	200	21,266	—	5,525	(3,083)	28,706	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	28,752	10,086	4,315	—	1,270	2,835	38,628	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	64,073	672	5,488	—	(208)	2,205	61,254	3.2
JNL/Morningstar Wide Moat Index Fund - Class I	78,055	628	40,574	—	1,149	(816)	38,442	2.0
JNL/Newton Equity Income Fund - Class I	—	49,274	2,186	—	(36)	860	47,912	2.5
JNL/PIMCO Income Fund - Class I	98,102	9,948	9,748	—	1,450	4,650	104,402	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	29,518	90	2,540	—	54	1,336	28,458	1.5
JNL/PIMCO Real Return Fund - Class I	29,556	135	7,453	—	648	671	23,557	1.2
JNL/PPM America Investment Grade Credit Fund - Class I	29,511	142	2,415	—	136	1,020	28,394	1.5
JNL/PPM America Total Return Fund - Class I	117,892	761	9,694	—	118	4,520	113,597	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	116,985	1,160	10,406	—	4,559	2,264	114,562	6.0
JNL/T. Rowe Price Growth Stock Fund - Class I	43,433	855	8,031	—	3,482	(895)	38,844	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	49,340	89	8,381	—	1,982	(148)	42,882	2.3

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	56,996	366	3,815	—	338	3,328	57,213	3.0
JNL/WCM Focused International Equity Fund - Class I	49,345	513	13,183	—	1,416	10,305	48,396	2.5
JNL/WMC Equity Income Fund - Class I	48,511	164	23,082	—	6,102	(3,040)	28,655	1.5
	1,949,610	126,543	284,342	3,286	50,038	62,153	1,904,002	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	139,878	5,400	—	4,745	—	1,130	146,408	4.2
Jackson Real Assets Fund - Class I	72,989	—	—	544	—	2,398	75,387	2.2
JNL Multi-Manager Alternative Fund - Class I	127,481	6,900	1,288	—	102	7,903	141,098	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,241	26,426	12,144	—	2,400	10,351	106,274	3.0
JNL Multi-Manager International Small Cap Fund - Class I	62,847	—	12,855	—	3,683	8,777	62,452	1.8
JNL Multi-Manager Mid Cap Fund - Class I	123,111	28,148	3,096	—	1,644	(728)	149,079	4.2
JNL Multi-Manager Small Cap Growth Fund - Class I	69,829	—	8,719	—	3,684	(3,219)	61,575	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	69,881	—	7,533	—	3,288	(4,563)	61,073	1.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	256,761	—	20,855	—	8,965	12,190	257,061	7.3
JNL/Causeway International Value Select Fund - Class I	167,243	4,873	31,275	—	9,263	26,795	176,899	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	199,530	2,300	27,410	—	1,389	6,490	182,299	5.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	90,432	—	16,244	—	1,704	1,930	77,822	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	35,222	—	37,173	—	19,962	(18,011)	—	—
JNL/DoubleLine Total Return Fund - Class I	199,569	5,242	21,079	—	987	7,918	192,637	5.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	198,821	—	30,925	—	1,793	5,845	175,534	5.0
JNL/GQG Emerging Markets Equity Fund - Class I	61,309	1,986	4,782	—	1,712	1,424	61,649	1.8
JNL/JPMorgan U.S. Value Fund - Class I	95,864	—	21,096	—	5,363	(528)	79,603	2.3
JNL/Loomis Sayles Global Growth Fund - Class I	70,518	35,798	9,476	—	2,810	7,137	106,787	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	100,228	807	9,803	—	(4)	3,108	94,336	2.7
JNL/Morningstar SMID Moat Focus Index Fund - Class I	35,225	169	863	—	96	283	34,910	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	151,116	—	45,808	—	2,754	(1,787)	106,275	3.0
JNL/Newton Equity Income Fund - Class I	105,340	45,071	9,348	—	1,358	7,766	150,187	4.3
JNL/PIMCO Income Fund - Class I	81,742	—	8,260	—	1,205	3,519	78,206	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	18,053	—	1,723	—	38	809	17,177	0.5
JNL/PIMCO Real Return Fund - Class I	18,068	8,900	2,494	—	496	691	25,661	0.7
JNL/PPM America Investment Grade Credit Fund - Class I	18,045	—	1,619	—	92	610	17,128	0.5
JNL/PPM America Total Return Fund - Class I	123,170	—	15,894	—	1,680	2,974	111,930	3.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	107,161	73,022	11,005	—	94	7,815	177,087	5.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	111,406	—	114,191	—	47,076	(44,291)	—	—
JNL/T. Rowe Price Growth Stock Fund - Class I	124,280	8,736	6,386	—	3,767	3,278	133,675	3.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	45,616	8,950	20,753	—	3,610	(1,953)	35,470	1.0
JNL/T. Rowe Price Value Fund - Class I	140,217	17,914	8,743	—	4,146	4,686	158,220	4.5
JNL/WCM Focused International Equity Fund - Class I	173,275	—	36,959	—	7,381	34,380	178,077	5.1
JNL/WMC Equity Income Fund - Class I	98,028	—	24,954	—	6,435	57	79,566	2.3
	3,571,496	280,642	584,753	5,289	148,973	95,184	3,511,542	100.0
JNL/JPMorgan Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	28,846	965	—	965	—	231	30,042	1.4
Jackson Real Assets Fund - Class I	17,928	275	—	135	—	593	18,796	0.9
JNL Multi-Manager Alternative Fund - Class I	43,497	—	674	—	123	2,515	45,461	2.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	64,038	17	7,497	—	1,412	7,298	65,268	3.0
JNL Multi-Manager Mid Cap Fund - Class I	73,972	322	1,107	—	487	397	74,071	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	62,680	799	457	—	214	71	63,307	2.9
JNL Multi-Manager Small Cap Value Fund - Class I	62,842	720	159	—	95	(1,461)	62,037	2.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	76,417	290	4,606	—	405	5,898	78,404	3.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	128,542	1,074	6,348	—	4,007	5,225	132,500	6.2
JNL/Causeway International Value Select Fund - Class I	171,907	—	34,469	—	7,309	28,622	173,369	8.0
JNL/ClearBridge Large Cap Growth Fund - Class I	157,533	605	5,851	—	3,068	6,217	161,572	7.5
JNL/DoubleLine Total Return Fund - Class I	52,286	217	4,636	—	176	2,139	50,182	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	53,341	91	2,598	—	27	2,709	53,570	2.5
JNL/Invesco Diversified Dividend Fund - Class I	101,182	15	5,106	—	1,889	4,211	102,191	4.8
JNL/JPMorgan MidCap Growth Fund - Class I	36,657	348	1,391	—	463	2,056	38,133	1.8
JNL/JPMorgan U.S. Value Fund - Class I	73,174	96	2,101	—	1,037	2,595	74,801	3.5
JNL/Lazard International Quality Growth Fund - Class I	80,073	54	8,927	—	1,620	6,975	79,795	3.7
JNL/MFS Mid Cap Value Fund - Class I	26,170	132	192	—	(4)	159	26,265	1.2
JNL/Newton Equity Income Fund - Class I	63,008	16	3,309	—	882	4,152	64,749	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	10,667	42	764	—	41	468	10,454	0.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Investment Grade Credit Fund - Class I	10,681	44	731	—	42	382	10,418	0.5
JNL/PPM America Total Return Fund - Class I	52,233	201	4,194	—	(119)	2,164	50,285	2.3
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	42,687	8	1,662	—	1	2,456	43,490	2.0
JNL/T. Rowe Price Growth Stock Fund - Class I	149,459	931	5,139	—	2,921	5,666	153,838	7.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	10,578	70	166	—	76	36	10,594	0.5
JNL/T. Rowe Price Value Fund - Class I	209,627	432	11,057	—	4,989	8,158	212,149	9.8
JNL/WCM Focused International Equity Fund - Class I	115,232	—	22,212	—	1,439	26,328	120,787	5.6
JNL/William Blair International Leaders Fund - Class I	89,982	11	11,421	—	(1,621)	15,507	92,458	4.3
JNL/WMC Value Fund - Class I	57,707	74	2,164	—	771	2,128	58,516	2.7
	2,122,946	7,849	148,938	1,100	31,750	143,895	2,157,502	100.0
JNL/JPMorgan Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	11,073	1,886	—	386	—	130	13,089	1.9
Jackson Real Assets Fund - Class I	1,990	6,370	—	61	—	175	8,535	1.2
JNL Multi-Manager Alternative Fund - Class I	27,529	1	857	—	181	1,479	28,333	4.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,161	59	1,181	—	(332)	1,449	8,156	1.2
JNL Multi-Manager Mid Cap Fund - Class I	9,966	801	792	—	385	(235)	10,125	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	4,919	690	568	—	104	(43)	5,102	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	4,933	591	358	—	9	(93)	5,082	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	10,396	1,069	1,765	—	143	789	10,632	1.6
JNL/Causeway International Value Select Fund - Class I	11,938	109	2,645	—	239	2,249	11,890	1.7
JNL/ClearBridge Large Cap Growth Fund - Class I	10,420	976	1,453	—	613	70	10,626	1.6
JNL/DoubleLine Core Fixed Income Fund - Class I	66,689	2,580	7,204	—	(57)	2,767	64,775	9.5
JNL/DoubleLine Total Return Fund - Class I	68,409	967	6,657	—	(159)	3,153	65,713	9.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	44,747	1,790	2,975	—	86	1,772	45,420	6.6
JNL/Invesco Diversified Dividend Fund - Class I	8,442	438	871	—	415	120	8,544	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	61,987	968	5,989	—	(379)	2,698	59,285	8.7
JNL/JPMorgan U.S. Value Fund - Class I	4,943	279	381	—	(4)	264	5,101	0.7
JNL/Lazard International Quality Growth Fund - Class I	5,074	54	656	—	81	474	5,027	0.7
JNL/Neuberger Berman Strategic Income Fund - Class I	22,402	244	1,749	—	245	867	22,009	3.2
JNL/Newton Equity Income Fund - Class I	7,321	364	768	—	11	596	7,524	1.1
JNL/PIMCO Income Fund - Class I	34,470	379	2,971	—	380	1,651	33,909	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	34,053	463	3,312	—	(133)	1,721	32,792	4.8
JNL/PIMCO Real Return Fund - Class I	34,506	503	2,880	—	527	1,214	33,870	4.9
JNL/PPM America High Yield Bond Fund - Class I	29,262	455	2,176	—	38	1,182	28,761	4.2
JNL/PPM America Investment Grade Credit Fund - Class I	27,546	380	1,934	—	111	983	27,086	4.0
JNL/PPM America Total Return Fund - Class I	66,647	872	5,380	—	579	2,043	64,761	9.5
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	12,206	615	1,305	—	16	718	12,250	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	10,395	1,115	1,542	—	408	269	10,645	1.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,696	369	1,551	—	276	544	20,334	3.0
JNL/T. Rowe Price Value Fund - Class I	11,620	514	1,003	—	509	248	11,888	1.7
JNL/WCM Focused International Equity Fund - Class I	8,248	70	1,747	—	44	1,963	8,578	1.3
JNL/William Blair International Leaders Fund - Class I	5,035	40	754	—	33	749	5,103	0.7
	686,023	26,011	63,424	447	4,369	31,966	684,945	100.0
JNL/JPMorgan Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	54,069	1,808	—	1,808	—	435	56,312	1.4
Jackson Real Assets Fund - Class I	31,399	4,016	—	264	—	1,101	36,516	0.9
JNL Multi-Manager Alternative Fund - Class I	84,050	—	1,380	—	332	4,760	87,762	2.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	114,159	—	16,527	—	(3,348)	18,647	112,931	2.8
JNL Multi-Manager Mid Cap Fund - Class I	130,574	145	2,432	—	384	1,148	129,819	3.2
JNL Multi-Manager Small Cap Growth Fund - Class I	104,943	275	99	—	47	269	105,435	2.6
JNL Multi-Manager Small Cap Value Fund - Class I	105,699	520	—	—	—	(2,354)	103,865	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	102,412	37	7,433	—	684	7,717	103,417	2.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	228,069	130	14,742	—	9,307	6,459	229,223	5.6
JNL/Causeway International Value Select Fund - Class I	292,004	—	65,887	—	14,711	45,739	286,567	7.0
JNL/ClearBridge Large Cap Growth Fund - Class I	268,068	104	15,212	—	7,993	7,463	268,416	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	131,182	458	13,600	—	252	5,027	123,319	3.0
JNL/DoubleLine Total Return Fund - Class I	197,173	677	25,473	—	(187)	8,609	180,799	4.4
JNL/GQG Emerging Markets Equity Fund - Class I	83,266	—	5,971	—	1,675	2,502	81,472	2.0
JNL/Invesco Diversified Dividend Fund - Class I	165,050	—	11,613	—	3,875	6,048	163,360	4.0
JNL/JPMorgan MidCap Growth Fund - Class I	60,599	42	2,771	—	1,515	2,543	61,928	1.5
JNL/JPMorgan U.S. Value Fund - Class I	141,162	4	5,250	—	2,608	4,387	142,911	3.5
JNL/Lazard International Quality Growth Fund - Class I	124,210	128	16,299	—	3,014	10,253	121,306	3.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/MFS Mid Cap Value Fund - Class I	40,549	29	376	—	(13)	243	40,432	1.0
JNL/Newton Equity Income Fund - Class I	81,117	—	5,661	—	1,546	4,918	81,920	2.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	56,691	167	5,361	—	278	2,381	54,156	1.3
JNL/PPM America High Yield Bond Fund - Class I	42,055	70	3,658	—	801	889	40,157	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	56,560	176	4,935	—	282	1,925	54,008	1.3
JNL/PPM America Total Return Fund - Class I	167,997	535	15,448	—	691	5,848	159,623	3.9
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	72,783	—	4,860	—	17	4,083	72,023	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	289,283	140	15,061	—	8,567	7,475	290,404	7.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,481	16	504	—	231	(4)	22,220	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	21,084	35	1,820	—	130	670	20,099	0.5
JNL/T. Rowe Price Value Fund - Class I	354,415	290	21,774	—	9,896	12,365	355,192	8.7
JNL/WCM Focused International Equity Fund - Class I	192,057	—	41,264	—	817	45,158	196,768	4.8
JNL/William Blair International Leaders Fund - Class I	184,991	—	28,137	—	(4,333)	32,544	185,065	4.5
JNL/WMC Value Fund - Class I	122,251	63	6,453	—	2,330	3,804	121,995	3.0
	4,122,402	9,865	360,001	2,072	64,102	253,052	4,089,420	100.0
JNL/JPMorgan Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	25,675	5,910	—	911	—	344	31,929	1.9
Jackson Real Assets Fund - Class I	5,250	15,185	—	150	—	433	20,868	1.2
JNL Multi-Manager Alternative Fund - Class I	52,087	—	1,338	—	332	2,813	53,894	3.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	25,635	29	4,276	—	(112)	3,581	24,857	1.5
JNL Multi-Manager Mid Cap Fund - Class I	26,822	209	795	—	125	195	26,556	1.6
JNL Multi-Manager Small Cap Growth Fund - Class I	22,675	226	183	—	85	(8)	22,795	1.4
JNL Multi-Manager Small Cap Value Fund - Class I	23,032	206	34	—	7	(521)	22,690	1.4
JNL Multi-Manager U.S. Select Equity Fund - Class I	42,395	173	4,314	—	416	3,075	41,745	2.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,855	151	2,814	—	846	1,222	29,260	1.8
JNL/Causeway International Value Select Fund - Class I	60,297	69	14,611	—	2,728	9,783	58,266	3.5
JNL/ClearBridge Large Cap Growth Fund - Class I	50,983	179	4,049	—	2,209	738	50,060	3.0
JNL/DoubleLine Core Fixed Income Fund - Class I	124,842	11	14,950	—	(151)	5,086	114,838	6.9
JNL/DoubleLine Total Return Fund - Class I	150,216	2	20,203	—	610	5,741	136,366	8.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	69,285	90	1,843	—	45	2,832	70,409	4.2
JNL/GQG Emerging Markets Equity Fund - Class I	17,075	17	1,309	—	46	835	16,664	1.0
JNL/Invesco Diversified Dividend Fund - Class I	38,350	51	3,256	—	1,106	1,230	37,481	2.2
JNL/JPMorgan MidCap Growth Fund - Class I	10,800	85	733	—	110	619	10,881	0.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	108,308	—	8,974	—	(40)	4,184	103,478	6.2
JNL/JPMorgan U.S. Value Fund - Class I	8,401	34	510	—	(4)	422	8,343	0.5
JNL/Lazard International Quality Growth Fund - Class I	34,257	116	4,956	—	502	3,210	33,129	2.0
JNL/MFS Mid Cap Value Fund - Class I	8,405	53	182	—	(6)	54	8,324	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	38,998	—	3,590	—	632	1,286	37,326	2.2
JNL/Newton Equity Income Fund - Class I	21,017	68	1,979	—	39	1,639	20,784	1.2
JNL/PIMCO Income Fund - Class I	77,308	—	11,144	—	1,560	2,751	70,475	4.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	77,204	—	7,006	—	(225)	3,861	73,834	4.4
JNL/PIMCO Real Return Fund - Class I	52,004	—	4,905	—	891	1,724	49,714	3.0
JNL/PPM America High Yield Bond Fund - Class I	56,326	4	4,830	—	1,053	1,209	53,762	3.2
JNL/PPM America Investment Grade Credit Fund - Class I	38,946	—	3,159	—	187	1,346	37,320	2.2
JNL/PPM America Total Return Fund - Class I	132,400	—	13,603	—	1,497	3,598	123,892	7.4
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	30,033	22	2,618	—	48	1,657	29,142	1.7
JNL/T. Rowe Price Growth Stock Fund - Class I	55,299	249	4,392	—	2,592	481	54,229	3.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	4,167	20	145	—	6	36	4,084	0.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	34,721	2	2,977	—	443	874	33,063	2.0
JNL/T. Rowe Price Value Fund - Class I	79,465	382	5,895	—	2,749	2,302	79,003	4.7
JNL/WCM Focused International Equity Fund - Class I	20,834	88	5,090	—	(1,707)	6,732	20,857	1.2
JNL/William Blair International Leaders Fund - Class I	46,679	131	8,309	—	232	6,943	45,676	2.7
JNL/WMC Value Fund - Class I	21,120	60	1,483	—	632	437	20,766	1.2
	1,721,166	23,822	170,455	1,061	19,483	82,744	1,676,760	100.0
JNL/JPMorgan Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	56,543	11,993	—	1,995	—	731	69,267	1.9
Jackson Real Assets Fund - Class I	11,694	32,169	—	323	—	940	44,803	1.2
JNL Multi-Manager Alternative Fund - Class I	116,006	—	2,538	—	629	6,392	120,489	3.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	76,342	—	12,021	—	(3,196)	13,443	74,568	2.0
JNL Multi-Manager Mid Cap Fund - Class I	93,565	16	2,181	—	335	754	92,489	2.5
JNL Multi-Manager Small Cap Growth Fund - Class I	73,860	41	209	—	98	122	73,912	2.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	73,999	54	—	—	—	(1,652)	72,401	1.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	94,384	—	8,423	—	790	6,939	93,690	2.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	95,339	—	7,436	—	2,207	4,346	94,456	2.5
JNL/Causeway International Value Select Fund - Class I	191,779	7	45,186	—	8,875	30,925	186,400	5.0
JNL/ClearBridge Large Cap Growth Fund - Class I	199,360	—	13,945	—	6,975	4,472	196,862	5.3
JNL/DoubleLine Core Fixed Income Fund - Class I	190,715	38	21,801	—	348	7,245	176,545	4.7
JNL/DoubleLine Total Return Fund - Class I	248,479	60	38,901	—	(118)	10,487	220,007	5.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	96,174	18	1,995	—	131	3,868	98,196	2.6
JNL/GQG Emerging Markets Equity Fund - Class I	57,490	—	4,886	—	1,909	971	55,484	1.5
JNL/Invesco Diversified Dividend Fund - Class I	113,646	1	8,814	—	2,988	3,890	111,711	3.0
JNL/JPMorgan MidCap Growth Fund - Class I	36,954	7	1,873	—	1,089	1,380	37,557	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	192,411	26	17,453	—	220	7,122	182,326	4.9
JNL/JPMorgan U.S. Value Fund - Class I	111,075	32	4,937	—	2,269	3,238	111,677	3.0
JNL/Lazard International Quality Growth Fund - Class I	95,358	6	13,220	—	1,555	8,681	92,380	2.5
JNL/MFS Mid Cap Value Fund - Class I	27,915	6	392	—	(17)	172	27,684	0.7
JNL/Newton Equity Income Fund - Class I	46,755	7	3,948	—	1,092	2,628	46,534	1.2
JNL/PIMCO Income Fund - Class I	94,413	2	11,404	—	1,617	3,755	88,383	2.4
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	113,306	7	11,797	—	321	4,946	106,783	2.9
JNL/PPM America High Yield Bond Fund - Class I	67,422	23	7,472	—	1,603	1,004	62,580	1.7
JNL/PPM America Investment Grade Credit Fund - Class I	101,880	6	17,463	—	859	2,752	88,034	2.4
JNL/PPM America Total Return Fund - Class I	200,867	14	21,470	—	1,633	6,027	187,071	5.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	57,280	—	3,951	—	41	3,207	56,577	1.5
JNL/T. Rowe Price Growth Stock Fund - Class I	228,165	—	14,971	—	8,813	3,787	225,794	6.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	18,932	2	521	—	71	117	18,601	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,909	17	6,233	—	1,178	925	53,796	1.4
JNL/T. Rowe Price Value Fund - Class I	232,467	60	15,583	—	7,130	7,534	231,608	6.2
JNL/WCM Focused International Equity Fund - Class I	139,148	32	31,530	—	(494)	33,913	141,069	3.8
JNL/William Blair International Leaders Fund - Class I	122,834	14	20,282	—	(1,814)	20,587	121,339	3.2
JNL/WMC Value Fund - Class I	74,772	18	4,468	—	1,589	2,177	74,088	2.0
	3,809,238	44,676	377,304	2,318	50,726	207,825	3,735,161	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,819	133	—	133	—	682	16,634	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	78,522	1,063	5,787	851	(715)	2,874	75,957	1.9
	94,341	1,196	5,787	984	(715)	3,556	92,591	2.3
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	73,631	22,552	3,390	1,075	(395)	3,575	95,973	3.9
	73,631	22,552	3,390	1,075	(395)	3,575	95,973	3.9

JNL Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	10	19,295	19,305	4	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	21,112	224,580	234,888	206	—	—	10,804	2.9
	21,122	243,875	254,193	210	—	—	10,804	2.9

JNL Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	127	28,192	28,056	9	—	—	263	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Moderate ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	1,626	142,887	135,701	108	—	—	8,812	4.3
	1,753	171,079	163,757	117	—	—	9,075	4.4

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	166	31,065	31,041	10	—	—	190	—
JNL Government Money Market Fund, 4.30% - Class SL	1,001	207,609	186,044	193	—	—	22,566	6.7
	1,167	238,674	217,085	203	—	—	22,756	6.7

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	—	33,921	33,921	9	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	170,988	885,357	1,053,075	1,164	—	—	3,270	0.2
	170,988	919,278	1,086,996	1,173	—	—	3,270	0.2

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	200	19,337	19,537	6	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	53,185	288,114	334,675	614	—	—	6,624	1.2
	53,385	307,451	354,212	620	—	—	6,624	1.2

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	102	18,065	17,473	5	—	—	694	0.1
JNL Government Money Market Fund, 4.30% - Class SL	30,103	367,911	391,218	824	—	—	6,796	0.7
	30,205	385,976	408,691	829	—	—	7,490	0.8

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/27/20	522	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	05/06/21	658	—	—
Public Joint Stock Company Phosagro	06/30/21	266	—	—
Public Joint Stock Company Phosagro	06/30/21	2	—	—
Public Joint-Stock Company Inter RAO UES	10/07/21	331	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint-Stock Company Severstal	06/25/21	463	—	—
		2,242	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 73.1%
U.S. Treasury Note 35.4%
Treasury, United States Department of
4.50%, 07/15/26 - 11/15/33	10,630	10,831
0.63%, 07/31/26 - 08/15/30	13,400	11,798
1.88%, 07/31/26 - 02/15/32	9,640	8,761
4.38%, 07/31/26 - 05/15/34	18,435	18,715
1.50%, 08/15/26 - 02/15/30	10,320	9,738
0.75%, 08/31/26 - 01/31/28	3,620	3,429
1.38%, 08/31/26 - 11/15/31	12,403	11,079
3.75%, 08/31/26 - 12/31/30	14,140	14,129
4.63%, 09/15/26 - 02/15/35	24,100	24,778
0.88%, 09/30/26 - 11/15/30	6,995	6,210
1.63%, 09/30/26 - 08/15/29	3,887	3,711
3.50%, 09/30/26 - 02/15/33	16,060	15,844
1.13%, 10/31/26 - 08/31/28	10,405	9,784
4.13%, 10/31/26 - 11/15/32	36,900	37,254
2.00%, 11/15/26	760	741
1.25%, 11/30/26 - 09/30/28	10,575	9,977
4.25%, 11/30/26 - 11/15/34	26,265	26,588
1.75%, 12/31/26 - 11/15/29	7,395	6,868
4.00%, 01/15/27 - 02/15/34	25,465	25,638
2.25%, 02/15/27 - 11/15/27	2,970	2,888
2.50%, 03/31/27	155	152
3.88%, 03/31/27 - 08/15/34	21,500	21,390
0.50%, 04/30/27 - 10/31/27	3,965	3,711
2.75%, 04/30/27 - 08/15/32	12,145	11,603
2.38%, 05/15/27 - 03/31/29	5,470	5,246
2.63%, 05/31/27 - 02/15/29	6,460	6,241
3.25%, 06/30/27 - 06/30/29	2,150	2,129
3.75%, 06/30/27 (a)	2,370	2,371
0.38%, 07/31/27 - 09/30/27	4,635	4,312
3.13%, 08/31/27 - 11/15/28	5,625	5,529
3.38%, 09/15/27 - 05/15/33	4,780	4,627
3.63%, 03/31/28 - 09/30/31	9,935	9,862
2.88%, 05/15/28 - 05/15/32	10,077	9,586
3.88%, 06/15/28 - 06/30/30 (a)	4,395	4,415
1.00%, 07/31/28	2,265	2,088
4.88%, 10/31/28 - 10/31/30	3,575	3,724
4.00%, 06/30/32 (a)	3,000	3,002
4.25%, 05/15/35 (a)	2,650	2,654
		361,403
Mortgage-Backed Securities 25.3%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/25 - 04/01/53	4,730	4,489
3.50%, 10/01/25 - 12/01/52	5,154	4,773
5.00%, 03/01/26 - 02/01/55	4,247	4,188
3.00%, 01/01/27 - 09/01/52	7,059	6,350
2.50%, 08/01/27 - 05/01/52	14,605	12,421
6.50%, 07/01/28 - 12/01/53	922	956
5.50%, 11/01/28 - 11/01/54	5,231	5,242
2.00%, 01/01/29 - 03/01/52	23,208	18,969
6.00%, 02/01/29 - 01/01/55	2,355	2,402
4.50%, 08/01/30 - 07/01/53	2,949	2,865
1.50%, 02/01/36 - 03/01/52	5,849	4,738
Federal National Mortgage Association, Inc.
3.50%, 09/01/25 - 06/01/52	9,606	8,890
4.00%, 09/01/25 - 09/01/52	6,836	6,507
4.50%, 05/01/26 - 07/01/53	2,730	2,665
3.00%, 11/01/26 - 03/01/52	15,703	14,056
2.50%, 03/01/27 - 05/01/52	28,270	23,871
2.00%, 09/01/28 - 06/01/52	33,743	27,545
5.00%, 09/01/29 - 11/01/53	3,025	2,995
6.00%, 11/01/31 - 01/01/55	2,714	2,773
5.50%, 01/01/32 - 09/01/54	3,876	3,891
6.50%, 07/01/32 - 12/01/38	107	113
1.50%, 09/01/35 - 09/01/51	6,856	5,665
7.00%, 12/01/35 - 02/01/38	8	10
TBA, 3.50%, 07/15/40 (a)	200	193
TBA, 4.00%, 07/15/40 (a)	300	293
TBA, 4.50%, 07/15/40 - 07/15/55 (a)	3,025	2,906
TBA, 5.00%, 07/15/40 - 08/15/55 (a)	4,100	4,033
TBA, 5.50%, 07/15/40 - 08/15/55 (a)	5,825	5,828
TBA, 6.00%, 07/15/40 - 08/15/55 (a)	8,750	8,892
TBA, 2.00%, 07/15/55 (a)	125	99
TBA, 6.50%, 07/15/55 - 08/15/55 (a)	5,625	5,806
TBA, 7.00%, 07/15/55 (a)	1,550	1,631
Government National Mortgage Association
4.50%, 04/20/26 - 12/20/54	2,472	2,413
3.50%, 05/15/26 - 09/20/52	6,851	6,336
3.00%, 01/20/27 - 06/20/52	9,525	8,521
2.50%, 08/20/27 - 07/20/52	12,428	10,594
8.50%, 06/15/30	—	—
6.00%, 05/15/32 - 12/20/40	30	31
5.00%, 03/15/33 - 01/20/55	1,538	1,532
5.50%, 08/15/33 - 05/20/54	1,910	1,919
6.50%, 07/15/38	3	3
4.00%, 06/15/39 - 09/20/52	3,353	3,196
2.00%, 11/20/50 - 05/20/52	8,941	7,288
TBA, 2.00%, 07/15/55 (a)	1,725	1,405
TBA, 4.00%, 07/15/55 (a)	975	906
TBA, 4.50%, 07/15/55 (a)	2,350	2,248
TBA, 5.00%, 07/15/55 - 08/15/55 (a)	4,525	4,443
TBA, 5.50%, 07/15/55 - 08/15/55 (a)	4,850	4,854
TBA, 6.00%, 07/15/55 - 08/15/55 (a)	4,250	4,309
TBA, 6.50%, 07/15/55 (a)	1,700	1,745
TBA, 7.00%, 07/15/55 (a)	400	413
		258,211
U.S. Treasury Bond 9.1%
Treasury, United States Department of
6.75%, 08/15/26	1,520	1,564
6.50%, 11/15/26	465	482
5.25%, 11/15/28 - 02/15/29	295	310
6.25%, 05/15/30	250	276
5.38%, 02/15/31	360	386
4.50%, 02/15/36 - 11/15/54	3,800	3,691
5.00%, 05/15/37 - 05/15/45	755	782
4.25%, 05/15/39 - 08/15/54	4,955	4,558
4.38%, 11/15/39 - 08/15/43	1,990	1,923
1.13%, 05/15/40 - 08/15/40	4,560	2,824
3.88%, 08/15/40 - 05/15/43	1,370	1,229
1.38%, 11/15/40 - 08/15/50	4,996	2,803
1.88%, 02/15/41 - 11/15/51	6,210	3,687
4.75%, 02/15/41 - 05/15/55	7,615	7,603
2.25%, 05/15/41 - 02/15/52	7,380	4,784
1.75%, 08/15/41	1,075	713
3.75%, 08/15/41 - 11/15/43	2,220	1,963
3.13%, 11/15/41 - 05/15/48	7,387	5,805
2.38%, 02/15/42 - 05/15/51	7,240	4,835
3.00%, 05/15/42 - 08/15/52	6,737	5,030
3.25%, 05/15/42	2,450	2,026
2.75%, 08/15/42 - 11/15/47	2,619	1,934
3.38%, 08/15/42 - 05/15/44	4,342	3,594
4.00%, 11/15/42 - 11/15/52	1,055	930
2.88%, 05/15/43 - 05/15/52	5,017	3,692
3.63%, 08/15/43 - 05/15/53	10,206	8,492
4.63%, 05/15/44 - 02/15/55	4,885	4,761
4.13%, 08/15/44 - 08/15/53	4,620	4,141
2.50%, 02/15/45 - 05/15/46	4,075	2,822
2.00%, 02/15/50 - 08/15/51	5,304	3,092
1.25%, 05/15/50	897	431
1.63%, 11/15/50	3,940	2,075
		93,238
Sovereign 1.2%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	302
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27 (b)	250	250
6.55%, 03/14/37	250	272
5.88%, 08/08/54	200	193
Export Development Canada
4.75%, 06/05/34	400	414
Export-Import Bank of Korea, The
4.63%, 01/11/27	500	503

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	190
4.13%, 11/20/45	200	170
5.10%, 06/18/50	100	92
4.98%, 04/20/55	100	89
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	393
5.00%, 05/07/29	200	201
8.30%, 08/15/31	300	355
4.75%, 04/27/32 - 03/08/44	856	725
4.60%, 01/23/46	250	189
6.40%, 05/07/54	200	184
5.75%, 10/12/10	100	79
Gouvernement de la Province de Quebec
3.63%, 04/13/28	300	298
Government of the Province of British Columbia
4.80%, 06/11/35	200	203
Government of the Republic of Panama
6.40%, 02/14/35	200	195
6.70%, 01/26/36	400	398
4.50%, 04/16/50	600	406
Korea Development Bank
4.63%, 02/15/27	250	252
Ministry of Defence State of Israel
2.75%, 07/03/30	400	361
3.38%, 01/15/50	200	129
4.50%, 04/03/20	300	212
Ontario, Government of
4.85%, 06/11/35	200	204
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	389
3.25%, 09/21/71	600	365
Republic of Indonesia, The Government of, The
2.85%, 02/14/30	600	562
5.35%, 02/11/49 (b)	200	193
Sandor-Palota
7.63%, 03/29/41	250	281
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	208
The Philippines, Government of
9.50%, 02/02/30	400	483
1.65%, 06/10/31	300	255
6.38%, 01/15/32	500	546
5.25%, 05/14/34	200	204
3.70%, 03/01/41	300	244
5.95%, 10/13/47	200	207
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	434
4.88%, 02/12/30	200	204
5.75%, 11/16/32	300	316
5.13%, 09/18/34	115	115
		12,265
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K062, REMIC, 3.41%, 12/25/26	500	494
Series A2-K082, REMIC, 3.92%, 09/25/28 (c)	750	746
Series A2-K087, REMIC, 3.77%, 12/25/28	500	498
Series A2-K092, REMIC, 3.30%, 04/25/29	400	388
Series A1-K099, REMIC, 2.26%, 06/25/29	289	276
Series A1-K106, REMIC, 1.78%, 10/25/29	263	248
Series A2-K103, REMIC, 2.65%, 11/25/29	300	284
Series A2-K117, REMIC, 1.41%, 08/25/30	500	435
Series A2-K126, REMIC, 2.07%, 01/25/31	400	358
Series AM-K138, REMIC, 1.89%, 01/25/32	300	256
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	148
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	574
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	575
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (c)	318	309
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (c)	469	458
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	279	271
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	483	460
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	200	186
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	281	252
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	309	276
Series 2022-A2-M1, REMIC, 1.72%, 10/25/31 (c)	300	254
		7,746
U.S. Government Agency Obligations 0.7%
Federal Farm Credit Banks Funding Corporation
4.13%, 02/12/27 (d)	175	176
4.75%, 05/06/27 (d)	175	178
1.10%, 08/10/29 (d)	500	448
1.23%, 09/10/29 (d)	500	448
1.65%, 07/23/35 (d)	225	170
5.31%, 09/25/35 (d)	400	397
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (d)	800	814
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26 (d)	200	192
6.75%, 09/15/29 - 03/15/31 (d)	930	1,038
6.25%, 07/15/32 (d)	205	232
Federal National Mortgage Association, Inc.
0.88%, 12/18/26 (d)	225	215
7.25%, 05/15/30 (d)	540	621
6.63%, 11/15/30 (d)	331	373
FHLBanks Office of Finance
3.25%, 11/16/28 (d)	550	543
5.50%, 07/15/36 (d)	400	435
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	208
5.38%, 04/01/56 (d)	300	297
		6,785
Municipal 0.6%
Atlanta, City of
2.26%, 11/01/35	400	328
Bay Area Toll Authority
6.26%, 04/01/49	200	210
California, State of
3.50%, 04/01/28	80	79
6.00%, 03/01/33	100	109
7.55%, 04/01/39	300	360
Chicago Transit Authority
6.90%, 12/01/40	183	203
Connecticut, State of
5.85%, 03/15/32	125	134
County of Cook
6.23%, 11/15/34	100	106
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	221
Dallas County Hospital District
5.62%, 08/15/44	300	301
Dallas Independent School District
6.45%, 02/15/35	300	302
Florida Department of Management Services
1.71%, 07/01/27	300	286
Illinois, State of
7.35%, 07/01/35	314	336
Maryland Economic Development Corporation
5.43%, 05/31/56	200	190
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	303
Municipal Electric Authority of Georgia
7.06%, 04/01/57	184	204
New Jersey Economic Development Authority
7.43%, 02/15/29	200	211
New Jersey Turnpike Authority
7.10%, 01/01/41	250	286
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	242
New York, City of
5.83%, 10/01/53	200	206
Ohio State University, The
4.91%, 06/01/40	200	195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	298
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	214
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	171
San Diego County Water Authority
6.14%, 05/01/49	260	267
Texas A&M University
3.66%, 07/01/47	100	80
Texas, State of
5.52%, 04/01/39	200	206
Transportation, Texas Department of
5.18%, 04/01/30	400	408
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	190
		6,646
Total Government And Agency Obligations (cost $792,346)		746,294
CORPORATE BONDS AND NOTES 25.7%
Financials 9.2%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	296
African Development Bank
3.50%, 09/18/29	400	395
Ally Financial Inc.
6.99%, 06/13/29	200	211
6.85%, 01/03/30	200	211
American Express Company
3.30%, 05/03/27	300	295
5.10%, 02/16/28	250	253
4.73%, 04/25/29	300	303
4.05%, 12/03/42	200	169
American Honda Finance Corporation
5.65%, 11/15/28	50	52
5.05%, 07/10/31	400	405
American International Group, Inc.
4.75%, 04/01/48	60	53
4.38%, 06/30/50	350	293
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	103
Aon Corporation
3.75%, 05/02/29	300	294
2.80%, 05/15/30	350	324
Apollo Global Management, Inc.
6.00%, 12/15/54	250	243
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	139
Arthur J. Gallagher & Co.
4.60%, 12/15/27	200	202
3.50%, 05/20/51	45	31
Asian Development Bank
4.13%, 01/12/27	200	201
1.50%, 01/20/27	750	724
2.38%, 08/10/27	300	292
4.38%, 01/14/28	300	304
2.75%, 01/19/28	400	391
6.38%, 10/01/28	210	224
1.88%, 01/24/30	200	184
4.00%, 01/12/33	300	298
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	300
4.50%, 05/21/35	200	204
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	315
Athene Holding Ltd
3.95%, 05/25/51	300	212
Australia and New Zealand Banking Group Limited
4.62%, 12/16/29	400	407
Banco De Desarrollo Para America Latina
4.13%, 01/07/28	400	401
Banco Santander, S.A.
3.80%, 02/23/28	400	393
5.54%, 03/14/30 (b)	200	206
Bank of America Corporation
3.59%, 07/21/28	350	345
6.20%, 11/10/28	400	416
4.98%, 01/24/29	90	91
3.97%, 03/05/29	150	148
4.27%, 07/23/29	170	169
3.19%, 07/23/30	300	285
2.88%, 10/22/30	400	374
5.16%, 01/24/31	100	102
2.50%, 02/13/31	185	169
2.59%, 04/29/31	250	229
1.90%, 07/23/31	150	132
1.92%, 10/24/31	300	262
2.69%, 04/22/32	255	229
2.30%, 07/21/32	200	174
2.57%, 10/20/32	300	264
2.97%, 02/04/33 - 07/21/52	500	398
5.87%, 09/15/34	250	264
5.51%, 01/24/36	130	134
5.74%, 02/12/36	300	305
5.46%, 05/09/36	200	205
3.85%, 03/08/37	200	183
4.24%, 04/24/38	120	109
4.44%, 01/20/48	120	103
3.95%, 01/23/49	75	59
4.33%, 03/15/50	300	249
2.83%, 10/24/51	200	125
3.48%, 03/13/52	55	39
Bank of Montreal
4.70%, 09/14/27 (e)	100	101
Bank of Nova Scotia, The
1.30%, 09/15/26 (e)	200	193
Banque Developpt Conseil Europe 9
3.63%, 05/08/28	200	199
4.50%, 01/15/30	200	205
Barclays PLC
4.84%, 05/09/28	300	301
2.89%, 11/24/32 (e)	200	177
6.22%, 05/09/34	300	318
5.25%, 08/17/45 (b)	250	240
6.04%, 03/12/55 (e)	200	204
Barings BDC, Inc.
7.00%, 02/15/29	300	309
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	176
4.20%, 08/15/48	135	113
2.85%, 10/15/50	200	129
BlackRock Finance, Inc.
2.40%, 04/30/30	200	184
Blackstone Private Credit Fund
5.60%, 11/22/29	200	201
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	306
5.35%, 04/13/28	300	302
Blue Owl Capital Corporation
3.40%, 07/15/26	400	393
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	214
6.60%, 09/15/29	300	309
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	212
Brookfield Financial, Inc.
3.90%, 01/25/28	150	148
Brown & Brown, Inc.
4.70%, 06/23/28	300	303
Capital One Financial Corporation
6.38%, 06/08/34	400	426
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	300	307
Caterpillar Financial Services Corporation
5.00%, 05/14/27	300	305
4.60%, 11/15/27	300	304
Charles Schwab Corporation, The
5.88%, 08/24/26	200	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
1.65%, 03/11/31	300	258
6.14%, 08/24/34	200	216
Chubb INA Holdings Inc.
1.38%, 09/15/30	400	348
4.35%, 11/03/45	150	130
Cincinnati Financial Corporation
6.13%, 11/01/34	100	106
Citigroup Inc.
3.20%, 10/21/26	780	769
4.88%, 11/19/27	300	302
3.89%, 01/10/28	160	159
4.64%, 05/07/28	200	201
3.67%, 07/24/28	450	443
4.13%, 07/25/28	250	248
4.08%, 04/23/29	115	114
6.63%, 06/15/32	300	327
3.06%, 01/25/33	300	269
3.79%, 03/17/33	200	187
6.27%, 11/17/33	300	323
5.59%, 11/19/34	300	305
5.83%, 02/13/35	95	97
5.33%, 03/27/36	300	302
5.88%, 01/30/42	489	507
4.75%, 05/18/46	200	171
4.28%, 04/24/48	60	49
4.65%, 07/23/48	140	121
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	252
Commonwealth Bank of Australia
4.42%, 03/14/28	250	252
Corebridge Financial, Inc.
3.65%, 04/05/27	200	197
3.90%, 04/05/32	200	188
4.40%, 04/05/52	200	160
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28	300	291
3.55%, 09/18/31	300	281
3.73%, 01/14/32 (e)	400	366
Discover Bank
2.70%, 02/06/30	250	230
Equitable Holdings, Inc.
4.35%, 04/20/28	85	85
5.59%, 01/11/33	300	312
5.00%, 04/20/48	68	60
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	300
European Investment Bank
1.38%, 03/15/27	800	768
4.38%, 03/19/27 - 10/10/31	700	711
3.88%, 03/15/28	210	211
4.13%, 02/13/34	500	497
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	204
Fifth Third Bancorp
8.25%, 03/01/38	300	360
First Citizens BancShares, Inc.
5.23%, 03/12/31	200	201
Fiserv, Inc.
3.50%, 07/01/29	190	183
4.75%, 03/15/30	150	151
4.40%, 07/01/49	100	82
Ford Motor Credit Company LLC
4.54%, 08/01/26	300	298
5.85%, 05/17/27	300	302
7.35%, 11/04/27	300	312
4.00%, 11/13/30	300	274
FS KKR Capital Corp.
6.13%, 01/15/30	200	199
General Motors Financial Company, Inc.
5.40%, 05/08/27	250	254
2.40%, 04/10/28	300	282
5.80%, 01/07/29	300	309
2.35%, 01/08/31	400	347
2.70%, 06/10/31	400	350
5.45%, 09/06/34	300	295
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	110	109
1.54%, 09/10/27	150	145
1.95%, 10/21/27	170	165
2.64%, 02/24/28	300	291
4.94%, 04/23/28	300	303
3.81%, 04/23/29	150	148
5.21%, 01/28/31	100	102
2.62%, 04/22/32	205	182
2.38%, 07/21/32	200	175
2.65%, 10/21/32	160	141
3.10%, 02/24/33	300	270
5.02%, 10/23/35	300	296
5.54%, 01/28/36	110	113
6.75%, 10/01/37	350	383
4.41%, 04/23/39	90	81
3.21%, 04/22/42	125	94
4.75%, 10/21/45	230	204
5.56%, 11/19/45	300	296
5.73%, 01/28/56	110	110
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	200	202
Hartford Insurance Group, Inc., The
6.10%, 10/01/41	75	78
HSBC Holdings PLC
5.89%, 08/14/27 (e)	400	406
5.60%, 05/17/28	300	306
5.21%, 08/11/28	300	304
2.21%, 08/17/29 (e)	400	372
3.97%, 05/22/30	300	292
5.40%, 08/11/33	500	513
6.25%, 03/09/34	200	214
6.55%, 06/20/34 (e)	200	212
7.40%, 11/13/34	250	279
Huntington Bancshares Incorporated
6.21%, 08/21/29	300	315
Huntington National Bank, The
4.87%, 04/12/28	300	302
ING Groep N.V.
4.25%, 03/28/33	200	192
5.53%, 03/25/36 (e)	300	305
Inter-American Development Bank
1.50%, 01/13/27	750	724
4.00%, 01/12/28	300	302
4.50%, 02/15/30	200	206
3.75%, 06/14/30	200	199
1.13%, 01/13/31	300	259
3.50%, 04/12/33	95	90
4.38%, 01/24/44	100	93
Inter-American Investment Corporation
4.25%, 02/14/29	400	404
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	358
4.60%, 03/15/33	250	249
4.25%, 09/21/48	75	62
3.00%, 09/15/60	85	52
International Bank for Reconstruction and Development
3.13%, 06/15/27	400	395
2.50%, 11/22/27 - 03/29/32	1,300	1,244
1.38%, 04/20/28	300	281
4.50%, 06/26/28 - 04/10/31	500	509
3.50%, 07/12/28	205	204
3.88%, 02/14/30	210	210
4.00%, 01/10/31	500	502
1.25%, 02/10/31	195	169
4.63%, 01/15/32	220	227
4.75%, 11/14/33	200	208
Japan Bank For International Cooperation
2.25%, 11/04/26	400	391
2.00%, 10/17/29	400	369
Jefferies Group LLC
4.15%, 01/23/30 (b)	150	147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
John Deere Capital Corporation
2.35%, 03/08/27	300	292
3.45%, 03/07/29	115	112
1.45%, 01/15/31	200	173
4.40%, 09/08/31	300	299
JPMorgan Chase & Co.
8.00%, 04/29/27	200	213
3.54%, 05/01/28	300	296
2.18%, 06/01/28	500	481
4.85%, 07/25/28	150	152
3.51%, 01/23/29	200	196
4.92%, 01/24/29	100	101
4.01%, 04/23/29	150	149
4.20%, 07/23/29	640	638
2.74%, 10/15/30	220	205
5.14%, 01/24/31	90	92
2.52%, 04/22/31	405	370
2.96%, 05/13/31	350	324
1.76%, 11/19/31	85	74
2.58%, 04/22/32	200	179
2.96%, 01/25/33	300	269
4.91%, 07/25/33	200	201
5.72%, 09/14/33	100	104
5.35%, 06/01/34	500	515
5.34%, 01/23/35 (b)	250	256
5.77%, 04/22/35	115	121
5.29%, 07/22/35	200	203
5.50%, 01/24/36	100	103
4.85%, 02/01/44	300	279
3.96%, 11/15/48	200	160
3.90%, 01/23/49	105	83
3.11%, 04/22/51	370	249
3.33%, 04/22/52	195	136
KeyCorp
2.25%, 04/06/27	250	241
KfW
4.38%, 03/01/27 (b)	300	303
3.75%, 02/15/28	300	300
4.13%, 07/15/33	700	697
0.00%, 06/29/37 (f)	374	222
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	389
3.88%, 06/14/28	200	201
Lazard Group LLC
4.38%, 03/11/29	300	297
Lloyds Banking Group PLC
5.99%, 08/07/27	200	203
3.75%, 03/18/28 (e)	300	296
4.82%, 06/13/29	300	303
4.34%, 01/09/48	250	199
Manufacturers and Traders Trust Company
4.76%, 07/06/28	300	302
Marex Group PLC
5.83%, 05/08/28	300	304
Markel Group Inc.
4.15%, 09/17/50	300	230
6.00%, 05/16/54	200	200
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	255
4.90%, 03/15/49	65	59
5.45%, 03/15/53	100	97
MasterCard Incorporated
4.85%, 03/09/33	100	102
3.85%, 03/26/50	300	236
MetLife, Inc.
5.70%, 06/15/35	100	106
6.40%, 12/15/36	100	104
5.25%, 01/15/54	300	283
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28	300	304
5.35%, 09/13/28	300	306
4.32%, 04/19/33	300	289
5.41%, 04/19/34 (b)	200	205
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	498
2.20%, 07/10/31	200	178
5.42%, 05/13/36	200	203
Moody's Corporation
2.00%, 08/19/31	400	347
Morgan Stanley
6.25%, 08/09/26	200	204
4.35%, 09/08/26	300	299
3.63%, 01/20/27	600	595
1.51%, 07/20/27	200	194
5.12%, 02/01/29	300	305
2.70%, 01/22/31	435	401
2.24%, 07/21/32	200	173
2.51%, 10/20/32	130	114
2.94%, 01/21/33	600	535
4.89%, 07/20/33	500	501
6.34%, 10/18/33	130	141
5.47%, 01/18/35	250	256
5.66%, 04/17/36	300	311
5.94%, 02/07/39	250	257
3.22%, 04/22/42	110	83
4.38%, 01/22/47	200	171
Morgan Stanley Bank, N.A.
4.45%, 10/15/27	400	401
Nasdaq, Inc.
1.65%, 01/15/31 (g)	300	259
2.50%, 12/21/40 (g)	100	69
National Australia Bank Limited
2.50%, 07/12/26	500	492
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	200	203
5.15%, 06/15/29	200	206
NatWest Group PLC
5.81%, 09/13/29	200	208
Nomura Holdings, Inc.
5.59%, 07/02/27	300	307
5.78%, 07/03/34	300	310
ORIX Corporation
3.70%, 07/18/27	200	197
Owl Rock Capital Advisors LLC
8.45%, 11/15/26	50	52
PACCAR Financial Corp.
4.60%, 01/10/28	250	253
PayPal Holdings, Inc.
2.85%, 10/01/29	100	94
3.25%, 06/01/50	200	136
Principal Financial Group, Inc.
5.38%, 03/15/33	200	206
5.50%, 03/15/53	100	96
Prudential Financial, Inc.
3.91%, 12/07/47	313	245
3.70%, 03/13/51	300	221
Royal Bank of Canada
3.63%, 05/04/27 (e)	300	297
4.51%, 10/18/27 (e)	500	501
4.52%, 10/18/28 (b) (e)	400	401
3.88%, 05/04/32	300	287
5.00%, 02/01/33 (e)	150	152
S&P Global Inc.
2.45%, 03/01/27	200	195
4.75%, 08/01/28	100	101
2.90%, 03/01/32	200	182
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	209
5.47%, 03/20/29	300	305
Southstate Corporation
7.00%, 06/13/35	200	205
State Street Corporation
5.27%, 08/03/26	200	202
4.53%, 02/20/29	200	202
4.68%, 10/22/32	500	500
5.16%, 05/18/34	300	306
3.03%, 11/01/34	230	212
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
5.52%, 01/13/28	300	309
3.54%, 01/17/28	200	196
3.04%, 07/16/29	300	284
5.56%, 07/09/34	300	310
Synchrony Bank
5.63%, 08/23/27 (h)	400	408
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	393
3.45%, 04/23/29	200	195
4.81%, 10/21/32	400	401
5.94%, 08/18/34	400	423
5.68%, 01/22/35	250	260
The Progressive Corporation
4.35%, 04/25/44	200	172
4.13%, 04/15/47	50	41
Toronto-Dominion Bank, The
5.26%, 12/11/26 (e)	200	203
3.20%, 03/10/32 (e)	200	181
Toyota Motor Credit Corporation
2.15%, 02/13/30	500	454
1.65%, 01/10/31	100	86
4.70%, 01/12/33	100	100
Travelers Companies, Inc., The
6.38%, 03/15/33	200	224
4.00%, 05/30/47	100	80
Truist Financial Corporation
7.16%, 10/30/29	400	433
5.71%, 01/24/35	250	259
U.S. Bancorp
4.65%, 02/01/29	500	503
1.38%, 07/22/30	100	87
5.42%, 02/12/36	200	204
U.S. Bank National Association
4.51%, 10/22/27 (h)	500	501
UBS Group AG
4.88%, 05/15/45 (e)	350	312
Unum Group
4.50%, 12/15/49	300	238
Visa Inc.
1.10%, 02/15/31	300	256
2.70%, 04/15/40	200	151
3.65%, 09/15/47	45	35
Wells Fargo & Company
3.00%, 10/23/26	500	492
3.58%, 05/22/28	250	246
4.15%, 01/24/29	130	129
2.57%, 02/11/31	360	330
5.15%, 04/23/31	300	307
4.90%, 07/25/33	400	400
5.50%, 01/23/35	250	256
3.07%, 04/30/41	150	113
5.61%, 01/15/44	350	340
4.90%, 11/17/45	250	220
4.75%, 12/07/46	200	171
4.61%, 04/25/53	250	213
Wells Fargo Bank, National Association
5.45%, 08/07/26	250	253
5.25%, 12/11/26	250	254
Westpac Banking Corporation
2.70%, 08/19/26	250	246
5.54%, 11/17/28	200	209
4.11%, 07/24/34 (e)	500	485
5.62%, 11/20/35 (e)	300	302
3.02%, 11/18/36	85	75
4.42%, 07/24/39 (e)	50	45
Willis North America Inc.
3.88%, 09/15/49	300	221
		94,132
Health Care 2.6%
Abbott Laboratories
1.40%, 06/30/30	100	88
6.00%, 04/01/39	100	110
4.75%, 04/15/43	200	190
AbbVie Inc.
4.65%, 03/15/28	200	203
4.25%, 11/14/28	100	100
3.20%, 11/21/29	350	335
4.30%, 05/14/36	115	109
4.05%, 11/21/39	400	350
4.45%, 05/14/46	140	121
4.88%, 11/14/48	100	91
Aetna Inc.
6.63%, 06/15/36	150	161
Amgen Inc.
2.60%, 08/19/26	180	177
2.45%, 02/21/30	80	73
5.25%, 03/02/30	400	412
2.30%, 02/25/31	350	314
3.15%, 02/21/40	265	204
3.38%, 02/21/50	265	187
4.66%, 06/15/51	408	350
3.00%, 01/15/52	200	129
AstraZeneca Finance LLC
4.80%, 02/26/27	250	253
4.90%, 03/03/30	200	205
5.00%, 02/26/34	250	255
AstraZeneca PLC
1.38%, 08/06/30	80	69
6.45%, 09/15/37	250	281
4.38%, 11/16/45 - 08/17/48	130	112
Baxalta Incorporated
5.25%, 06/23/45	60	56
Baxter International Inc.
1.92%, 02/01/27	145	140
2.54%, 02/01/32	100	87
Becton, Dickinson and Company
3.70%, 06/06/27	300	297
Biogen Inc.
6.45%, 05/15/55	200	206
Bristol-Myers Squibb Company
4.90%, 02/22/27	250	253
3.90%, 02/20/28	200	199
3.40%, 07/26/29	75	73
1.45%, 11/13/30	90	78
2.95%, 03/15/32	85	77
4.13%, 06/15/39	100	89
3.55%, 03/15/42	60	47
4.35%, 11/15/47	70	58
4.55%, 02/20/48	70	60
4.25%, 10/26/49	190	154
2.55%, 11/13/50	85	50
5.55%, 02/22/54	135	132
Cardinal Health, Inc.
3.41%, 06/15/27	200	197
5.00%, 11/15/29	300	306
Cencora, Inc.
5.15%, 02/15/35	200	202
Centene Corporation
2.45%, 07/15/28	365	339
2.63%, 08/01/31	305	261
Cigna Group, The
4.38%, 10/15/28	210	210
4.80%, 08/15/38	620	582
3.88%, 10/15/47	60	45
4.90%, 12/15/48	160	140
CommonSpirit Health
5.32%, 12/01/34	200	201
Cottage Health
3.30%, 11/01/49	300	208
CVS Health Corporation
4.30%, 03/25/28	620	618
5.40%, 06/01/29	300	309
3.25%, 08/15/29	300	285
1.75%, 08/21/30	95	82
6.00%, 06/01/44	300	296
5.13%, 07/20/45	200	177
5.05%, 03/25/48	470	407

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Elevance Health, Inc.
2.25%, 05/15/30	350	316
4.38%, 12/01/47	80	65
3.60%, 03/15/51	70	49
Eli Lilly and Company
4.50%, 02/09/27	250	252
4.55%, 02/12/28	200	203
3.38%, 03/15/29	250	245
4.90%, 02/12/32	200	205
4.70%, 02/09/34	250	250
2.50%, 09/15/60	300	165
5.60%, 02/12/65	200	202
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	134
4.80%, 08/14/29	150	152
5.91%, 11/22/32	100	106
Gilead Sciences, Inc.
2.95%, 03/01/27	300	294
1.65%, 10/01/30	400	350
2.60%, 10/01/40	100	72
4.15%, 03/01/47	150	122
5.60%, 11/15/64	150	147
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	119
HCA Inc.
4.13%, 06/15/29	100	98
5.45%, 09/15/34	200	202
5.13%, 06/15/39	50	47
5.50%, 06/15/47	300	279
5.25%, 06/15/49	100	89
5.90%, 06/01/53	200	193
6.20%, 03/01/55	200	201
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	151
Humana Inc.
5.38%, 04/15/31	200	205
5.95%, 03/15/34	250	260
5.75%, 04/15/54	200	186
Johnson & Johnson
4.80%, 06/01/29	300	308
4.70%, 03/01/30	200	205
3.63%, 03/03/37	100	89
5.95%, 08/15/37	250	276
3.50%, 01/15/48	50	38
2.45%, 09/01/60	200	111
McKesson Corporation
5.10%, 07/15/33	200	205
MedStar Health, Inc.
3.63%, 08/15/49	200	139
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	99
Medtronic, Inc.
4.63%, 03/15/45	284	255
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	120
4.20%, 07/01/55	250	201
Merck & Co., Inc.
2.15%, 12/10/31	120	105
3.90%, 03/07/39	50	44
2.35%, 06/24/40	55	39
3.70%, 02/10/45	250	197
4.00%, 03/07/49	80	64
2.45%, 06/24/50	70	41
5.00%, 05/17/53	200	184
5.15%, 05/17/63	100	92
Mylan II B.V.
5.25%, 06/15/46	85	69
New York and Presbyterian Hospital, The
4.06%, 08/01/56	150	116
Northwell Health, Inc.
3.98%, 11/01/46	300	230
Novartis Capital Corporation
2.00%, 02/14/27	400	389
2.20%, 08/14/30	95	87
4.40%, 05/06/44	200	178
2.75%, 08/14/50	65	42
Pfizer Inc.
6.60%, 12/01/28 (i)	50	54
4.20%, 09/15/48	50	41
4.00%, 03/15/49	65	51
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30 (b)	300	304
5.34%, 05/19/63	300	278
Providence St. Joseph Health
3.74%, 10/01/47	350	256
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	12	12
Smith & Nephew PLC
5.40%, 03/20/34	200	202
Stryker Corporation
4.85%, 12/08/28	200	204
4.10%, 04/01/43	200	166
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	194
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	204
UnitedHealth Group Incorporated
5.25%, 02/15/28	200	205
3.88%, 12/15/28	200	197
4.25%, 01/15/29 - 06/15/48	180	164
5.30%, 02/15/30	200	207
4.90%, 04/15/31	200	203
2.30%, 05/15/31	80	71
4.95%, 01/15/32	400	405
4.20%, 05/15/32 - 01/15/47	400	363
5.35%, 02/15/33	200	206
5.80%, 03/15/36	150	158
3.50%, 08/15/39	250	202
3.05%, 05/15/41	80	59
3.75%, 10/15/47	60	45
4.45%, 12/15/48	60	50
5.88%, 02/15/53	100	100
6.05%, 02/15/63	100	101
Viatris Inc.
2.70%, 06/22/30	90	80
3.85%, 06/22/40	80	59
4.00%, 06/22/50	110	73
Wyeth LLC
5.95%, 04/01/37	250	267
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	200	201
Zoetis Inc.
2.00%, 05/15/30	200	180
5.60%, 11/16/32	200	211
		26,855
Utilities 2.4%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	96
Alabama Power Company
6.00%, 03/01/39	250	269
3.70%, 12/01/47	200	153
3.13%, 07/15/51	200	134
Ameren Corporation
5.00%, 01/15/29	200	204
American Water Capital Corp.
5.15%, 03/01/34	250	254
3.75%, 09/01/47	100	76
Appalachian Power Company
5.65%, 04/01/34	200	206
3.70%, 05/01/50	200	141
Arizona Public Service Company
4.50%, 04/01/42	100	86
Atmos Energy Corporation
1.50%, 01/15/31	300	256
5.90%, 11/15/33	100	107
6.20%, 11/15/53	200	216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	267
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	196
6.13%, 04/01/36	400	430
3.80%, 07/15/48	100	76
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	98
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	186
CMS Energy Corporation
4.75%, 06/01/50	300	292
Commonwealth Edison Company
5.65%, 06/01/54	200	199
5.95%, 06/01/55	200	207
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34	100	104
5.38%, 05/15/34	300	310
5.13%, 03/15/35	150	152
5.70%, 06/15/40	100	103
3.88%, 06/15/47	300	230
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	196
Consumers Energy Company
4.63%, 05/15/33	300	297
Dominion Energy, Inc.
4.60%, 05/15/28	300	302
3.38%, 04/01/30	250	238
5.00%, 06/15/30	200	204
6.88%, 02/01/55	300	315
DTE Electric Company
2.63%, 03/01/31	250	227
5.85%, 05/15/55	200	205
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	550	503
5.30%, 02/15/40	300	299
3.20%, 08/15/49	250	169
Duke Energy Florida, LLC
3.40%, 10/01/46	60	43
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	265
5.90%, 05/15/55	200	205
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	83
Duke Energy Progress, LLC
5.05%, 03/15/35	200	201
4.20%, 08/15/45	250	206
5.35%, 03/15/53	100	95
Edison International
6.95%, 11/15/29	200	208
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	205
5.15%, 09/15/34	150	151
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	401
Evergy Kansas Central, Inc.
4.70%, 03/13/28	200	202
Eversource Energy
3.30%, 01/15/28	200	195
Exelon Corporation
4.95%, 06/15/35	250	243
5.88%, 03/15/55	200	200
Florida Power & Light Company
5.05%, 04/01/28	100	102
3.70%, 12/01/47	40	30
4.13%, 06/01/48	300	244
5.70%, 03/15/55	200	203
Iberdrola International B.V.
6.75%, 07/15/36	150	170
Idaho Power Company
5.70%, 03/15/55	200	197
Kentucky Utilities Company
5.13%, 11/01/40	150	145
MidAmerican Energy Company
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	84
National Fuel Gas Company
3.95%, 09/15/27 (g)	301	297
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	203
5.00%, 02/28/30	200	205
2.25%, 06/01/30	400	360
5.05%, 02/28/33	200	202
5.25%, 02/28/53	200	185
NiSource Finance Corp.
3.49%, 05/15/27	200	197
NiSource Inc.
5.25%, 03/30/28	100	102
1.70%, 02/15/31	500	428
Northern States Power Company
4.13%, 05/15/44	250	208
5.10%, 05/15/53	200	186
NorthWestern Corporation
4.18%, 11/15/44	150	122
NSTAR Electric Company
3.20%, 05/15/27	200	197
4.95%, 09/15/52	100	89
Ohio Power Company
2.60%, 04/01/30	200	184
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	157
5.25%, 09/30/40	200	196
3.80%, 09/30/47	200	151
One Gas, Inc.
5.10%, 04/01/29	200	205
PacifiCorp
6.25%, 10/15/37	200	211
5.50%, 05/15/54	200	184
PECO Energy Company
2.85%, 09/15/51	250	157
PG&E Company
4.55%, 07/01/30	235	229
6.95%, 03/15/34	200	215
6.00%, 08/15/35	200	202
4.50%, 07/01/40	240	200
4.95%, 07/01/50	275	222
3.50%, 08/01/50	105	67
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	188
5.21%, 12/01/47	100	95
5.10%, 06/01/52	225	207
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	246
PPL Electric Utilities Corporation
3.00%, 10/01/49	250	164
Progress Energy, Inc.
7.75%, 03/01/31	300	345
Public Service Company of Colorado
5.85%, 05/15/55	200	199
Public Service Electric And Gas Company
3.00%, 05/15/27	200	196
2.05%, 08/01/50	300	160
5.30%, 08/01/54	200	192
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	173
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	207
3.25%, 09/15/49	170	114
San Diego Gas & Electric Company
1.70%, 10/01/30 (b)	200	174
5.55%, 04/15/54	200	192
Sempra
5.50%, 08/01/33	200	204
4.00%, 02/01/48	50	37
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	408
6.00%, 01/15/34	75	77
5.63%, 02/01/36	195	190
4.05%, 03/15/42	200	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	163
3.15%, 09/30/51	200	128
Southwest Gas Corporation
5.45%, 03/23/28	100	102
System Energy Resources, Inc.
6.00%, 04/15/28	100	104
5.30%, 12/15/34	200	198
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	261
The Southern Company
3.70%, 04/30/30 (e)	250	241
4.40%, 07/01/46	200	167
Union Electric Company
3.65%, 04/15/45	350	270
Virginia Electric and Power Company
6.00%, 05/15/37	200	210
4.45%, 02/15/44	100	85
4.00%, 11/15/46	300	233
Washington Gas Light Company
3.80%, 09/15/46	200	151
Wisconsin Electric Power Company
4.75%, 09/30/32	100	101
XCEL Energy Inc.
2.60%, 12/01/29	300	278
		24,317
Information Technology 1.9%
Accenture Capital Inc.
3.90%, 10/04/27	400	399
4.50%, 10/04/34	400	390
Adobe Inc.
4.75%, 01/17/28	500	509
2.30%, 02/01/30	200	184
Apple Inc.
3.20%, 05/11/27	150	148
3.00%, 11/13/27 (b)	620	608
4.00%, 05/10/28 - 05/12/28	500	501
2.20%, 09/11/29	300	279
4.20%, 05/12/30	200	201
3.35%, 08/08/32	75	71
4.30%, 05/10/33	200	201
4.75%, 05/12/35	200	202
2.38%, 02/08/41	90	63
4.25%, 02/09/47	60	51
3.75%, 09/12/47	60	47
2.95%, 09/11/49	300	202
2.65%, 05/11/50	250	157
4.85%, 05/10/53 (b)	100	95
2.80%, 02/08/61	240	142
Atlassian Corporation
5.50%, 05/15/34	300	307
Autodesk, Inc.
5.30%, 06/15/35	200	203
Broadcom Inc.
3.50%, 01/15/28	300	294
4.75%, 04/15/29	200	203
5.00%, 04/15/30	250	255
4.15%, 11/15/30	100	98
5.15%, 11/15/31	300	309
3.47%, 04/15/34 (j)	255	228
3.50%, 02/15/41 (j)	300	238
3.75%, 02/15/51 (j)	300	224
Cisco Systems, Inc.
2.50%, 09/20/26	400	393
4.80%, 02/26/27	250	253
5.05%, 02/26/34	250	256
Corning Incorporated
5.75%, 08/15/40	95	97
3.90%, 11/15/49	300	228
4.38%, 11/15/57	40	32
Dell International L.L.C.
6.02%, 06/15/26 (g)	303	306
6.20%, 07/15/30 (g)	250	267
8.10%, 07/15/36 (g)	79	95
8.35%, 07/15/46 (g)	13	17
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	279
Hewlett Packard Enterprise Company
5.00%, 10/15/34	100	97
6.35%, 10/15/45 (i)	90	92
HP, Inc.
6.10%, 04/25/35	300	310
Intel Corporation
3.15%, 05/11/27	150	147
4.88%, 02/10/28	130	132
5.20%, 02/10/33	115	116
2.80%, 08/12/41	300	202
4.10%, 05/11/47	150	113
3.73%, 12/08/47	120	85
3.25%, 11/15/49	80	51
5.05%, 08/05/62	105	85
5.90%, 02/10/63	125	117
International Business Machines Corporation
3.50%, 05/15/29	210	204
5.88%, 11/29/32	100	108
4.00%, 06/20/42	200	166
4.25%, 05/15/49	150	121
5.70%, 02/10/55	200	198
Intuit Inc.
5.20%, 09/15/33	100	104
5.50%, 09/15/53	300	298
Keysight Technologies, Inc.
5.35%, 07/30/30	300	310
4.95%, 10/15/34	400	395
KLA Corporation
3.30%, 03/01/50	300	208
Micron Technology, Inc.
5.38%, 04/15/28	200	205
Microsoft Corporation
3.40%, 06/15/27	200	199
2.53%, 06/01/50	377	233
2.92%, 03/17/52	210	139
2.68%, 06/01/60	179	106
3.04%, 03/17/62	220	141
Motorola Solutions, Inc.
4.60%, 05/23/29	300	302
NVIDIA Corporation
1.55%, 06/15/28	300	281
3.50%, 04/01/40	300	253
Oracle Corporation
2.65%, 07/15/26	200	196
3.25%, 11/15/27	210	205
2.88%, 03/25/31	230	210
6.25%, 11/09/32	110	119
3.90%, 05/15/35	350	316
3.80%, 11/15/37	200	171
3.60%, 04/01/40	200	160
4.50%, 07/08/44	200	168
4.13%, 05/15/45	200	159
6.90%, 11/09/52	105	117
5.55%, 02/06/53	95	89
4.38%, 05/15/55	310	243
4.10%, 03/25/61	235	170
Qualcomm Incorporated
5.40%, 05/20/33	200	211
4.65%, 05/20/35	60	59
4.50%, 05/20/52	250	211
6.00%, 05/20/53	100	105
Roper Technologies, Inc.
1.40%, 09/15/27	300	282
TD SYNNEX Corporation
1.75%, 08/09/26 (g)	200	193
2.65%, 08/09/31 (g)	200	173
Texas Instruments Incorporated
4.90%, 03/14/33	100	102
4.85%, 02/08/34	250	254
4.15%, 05/15/48	75	62
5.00%, 03/14/53	200	185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
VMware LLC
4.70%, 05/15/30 (g)	250	251
		18,976
Energy 1.8%
Apa Corp.
4.25%, 01/15/30 (j)	200	191
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	392
4.49%, 05/01/30	250	251
BP Capital Markets America Inc.
3.63%, 04/06/30	350	340
4.81%, 02/13/33	95	95
2.94%, 06/04/51	85	53
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	88
Burlington Resources Finance Co
7.20%, 08/15/31	100	114
Canadian Natural Resources Limited
5.85%, 02/01/35	150	152
6.25%, 03/15/38	150	155
Cenovus Energy Inc.
6.75%, 11/15/39	87	93
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	209
5.75%, 08/15/34	300	308
Chevron Corporation
2.24%, 05/11/30	180	164
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	23
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	97
ConocoPhillips Company
5.05%, 09/15/33	300	305
3.76%, 03/15/42	300	240
Diamondback Energy, Inc.
5.40%, 04/18/34	200	200
Enable Midstream Partners, LP
4.95%, 05/15/28	300	305
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	231
Enbridge Inc.
5.55%, 06/20/35	300	305
6.70%, 11/15/53	50	54
Energy Transfer LP
4.95%, 06/15/28	300	304
3.75%, 05/15/30	250	240
6.55%, 12/01/33	75	81
7.50%, 07/01/38	200	229
6.50%, 02/01/42	150	156
5.00%, 05/15/50	200	168
Enterprise Products Operating LLC
2.80%, 01/31/30	250	234
6.88%, 03/01/33	25	28
5.20%, 01/15/36	200	201
6.45%, 09/01/40	100	110
4.45%, 02/15/43	150	130
4.95%, 10/15/54	300	262
5.55%, 02/16/55	150	145
3.95%, 01/31/60	100	73
EOG Resources, Inc.
5.65%, 12/01/54	200	195
5.95%, 07/15/55	200	203
EQT Corporation
4.75%, 01/15/31 (j)	300	296
Equinor ASA
3.13%, 04/06/30	300	286
3.95%, 05/15/43	300	252
Exxon Mobil Corporation
2.28%, 08/16/26	150	147
2.61%, 10/15/30	360	333
3.00%, 08/16/39	300	233
4.11%, 03/01/46	205	168
3.10%, 08/16/49	200	134
Halliburton Company
7.45%, 09/15/39	250	293
5.00%, 11/15/45	120	106
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	200	199
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	267
5.40%, 09/01/44	250	232
Kinder Morgan, Inc.
5.30%, 12/01/34	350	351
3.60%, 02/15/51	300	207
Marathon Petroleum Corporation
6.50%, 03/01/41	300	313
MPLX LP
5.40%, 04/01/35	200	199
4.50%, 04/15/38	105	93
5.50%, 02/15/49	80	72
5.95%, 04/01/55	200	191
4.90%, 04/15/58	110	88
ONEOK Partners, L.P.
6.65%, 10/01/36	150	161
ONEOK, Inc.
4.00%, 07/13/27	200	199
4.55%, 07/15/28	50	50
5.65%, 11/01/28	150	155
4.40%, 10/15/29	300	298
3.25%, 06/01/30	250	234
5.70%, 11/01/54	300	277
Ovintiv Canada ULC
7.20%, 11/01/31	130	141
Phillips 66
4.65%, 11/15/34	250	239
4.90%, 10/01/46	150	127
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	159
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	101
4.20%, 03/15/28	300	299
4.50%, 05/15/30	250	249
Shell Finance US Inc.
2.75%, 04/06/30	250	234
4.00%, 05/10/46	155	123
3.25%, 04/06/50	250	171
Shell International Finance B.V.
6.38%, 12/15/38	200	222
3.13%, 11/07/49	200	134
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (j)	200	201
Suncor Energy Inc.
4.00%, 11/15/47	340	251
Targa Resources Corp.
6.50%, 03/30/34	200	215
5.65%, 02/15/36	200	202
TotalEnergies Capital International
3.46%, 07/12/49	50	35
TransCanada PipeLines Limited
4.10%, 04/15/30	250	245
6.20%, 10/15/37	100	105
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	236
Valero Energy Corporation
2.80%, 12/01/31	750	667
Western Midstream Operating, LP
4.75%, 08/15/28	100	100
Williams Companies, Inc., The
3.50%, 11/15/30	250	236
5.80%, 11/15/54	200	195
Williams Partners L.P.
3.75%, 06/15/27	300	297
6.30%, 04/15/40	200	213
		18,381

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Industrials 1.8%
3M Company
2.38%, 08/26/29	690	640
Air Lease Corporation
2.20%, 01/15/27	200	194
5.30%, 02/01/28	300	307
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	294
Boeing Company, The
2.70%, 02/01/27	125	122
5.04%, 05/01/27 (g)	100	101
2.95%, 02/01/30	125	116
5.15%, 05/01/30 (g)	285	290
6.53%, 05/01/34 (g)	400	434
5.88%, 02/15/40	25	25
5.71%, 05/01/40 (g)	500	493
3.90%, 05/01/49	40	29
3.95%, 08/01/59	125	86
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	109
5.75%, 05/01/40	400	419
Canadian National Railway Company
3.65%, 02/03/48	300	229
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	214
6.13%, 09/15/15	90	92
Carrier Global Corporation
2.72%, 02/15/30	125	116
5.90%, 03/15/34	208	221
3.58%, 04/05/50	104	76
Caterpillar Inc.
3.25%, 04/09/50	250	175
5.50%, 05/15/55	200	199
CSX Corporation
3.80%, 03/01/28	300	297
5.50%, 04/15/41	205	205
4.30%, 03/01/48	50	42
3.95%, 05/01/50	300	234
Cummins Inc.
1.50%, 09/01/30	300	262
2.60%, 09/01/50	200	119
Deere & Company
3.90%, 06/09/42	200	170
Delta Air Lines, Inc.
4.95%, 07/10/28	200	201
Dover Corporation
5.38%, 03/01/41	150	146
Eaton Corporation
4.15%, 11/02/42	100	86
Equifax Inc.
3.10%, 05/15/30	250	234
FedEx Corporation
4.25%, 05/15/30 (j)	300	294
3.88%, 08/01/42 (j)	200	153
5.25%, 05/15/50 (j)	100	88
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	210
GATX Corporation
6.90%, 05/01/34	200	222
General Dynamics Corporation
3.75%, 05/15/28	300	298
General Electric Company
6.88%, 01/10/39	300	351
Honeywell International Inc.
1.10%, 03/01/27	300	286
1.75%, 09/01/31	250	214
3.81%, 11/21/47	300	233
Howmet Aerospace Inc.
3.00%, 01/15/29 (b)	300	287
Kennametal Inc.
4.63%, 06/15/28	100	100
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	282
5.05%, 04/27/45	250	234
Lockheed Martin Corporation
4.50%, 05/15/36	105	101
4.07%, 12/15/42	243	204
4.09%, 09/15/52	107	84
Norfolk Southern Corporation
2.30%, 05/15/31	300	266
2.90%, 08/25/51	250	157
5.95%, 03/15/64	100	103
Northrop Grumman Corporation
3.25%, 01/15/28	150	147
3.85%, 04/15/45	250	198
Otis Worldwide Corporation
3.11%, 02/15/40	100	77
Owens Corning
3.50%, 02/15/30	200	191
Parker-Hannifin Corporation
4.00%, 06/14/49	40	32
Paychex, Inc.
5.60%, 04/15/35	300	310
Quanta Services, Inc.
4.75%, 08/09/27	200	202
Republic Services, Inc.
4.88%, 04/01/29	100	102
5.00%, 12/15/33 - 04/01/34	300	305
RTX Corporation
3.13%, 05/04/27	400	392
6.10%, 03/15/34	250	270
4.50%, 06/01/42	150	133
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	160
4.63%, 11/16/48	90	78
6.40%, 03/15/54	200	219
Snap-on Incorporated
3.25%, 03/01/27	250	246
Southwest Airlines Co.
5.13%, 06/15/27	200	202
2.63%, 02/10/30	300	274
Textron Inc.
6.10%, 11/15/33	200	213
Trane Technologies Financing Limited
4.50%, 03/21/49	200	167
Uber Technologies, Inc.
4.80%, 09/15/34	300	296
Union Pacific Corporation
3.95%, 09/10/28	300	299
4.50%, 01/20/33	100	99
3.84%, 03/20/60	445	320
3.80%, 04/06/71	50	34
3.85%, 02/14/72	80	55
United Parcel Service, Inc.
6.20%, 01/15/38	350	382
3.75%, 11/15/47	70	53
Veralto Corporation
5.35%, 09/18/28	300	309
Verisk Analytics, Inc.
5.75%, 04/01/33	200	210
W.W. Grainger, Inc.
4.60%, 06/15/45	200	177
Waste Connections, Inc.
5.00%, 03/01/34	250	253
Waste Management, Inc.
1.15%, 03/15/28	300	278
4.15%, 07/15/49	50	41
		17,891
Consumer Staples 1.7%
Altria Group, Inc.
4.80%, 02/14/29	180	182
5.80%, 02/14/39 (b)	110	111
4.50%, 05/02/43	200	167
5.95%, 02/14/49	400	398
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	470
4.90%, 02/01/46	300	275

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	110	106
5.45%, 01/23/39	250	255
4.44%, 10/06/48	362	308
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	295
B.A.T Capital Corporation
3.22%, 09/06/26	250	247
2.73%, 03/25/31	300	270
4.39%, 08/15/37	150	134
4.54%, 08/15/47	100	81
Board of Trustees of the Leland Stanford Junior University, The
3.65%, 05/01/48	20	15
Brown-Forman Corporation
4.75%, 04/15/33	100	100
California Institute of Technology
4.32%, 08/01/45	40	34
Campbell's Company, The
4.15%, 03/15/28	300	299
5.40%, 03/21/34	200	203
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	196
3.95%, 08/01/47	200	156
Coca-Cola Company, The
2.13%, 09/06/29	250	232
2.25%, 01/05/32	300	265
3.00%, 03/05/51	300	200
5.30%, 05/13/54 (b)	300	292
Conagra Brands, Inc.
1.38%, 11/01/27	300	280
5.30%, 11/01/38	55	53
5.40%, 11/01/48	55	50
Constellation Brands, Inc.
3.15%, 08/01/29	400	380
Costco Wholesale Corporation
3.00%, 05/18/27	80	79
1.38%, 06/20/27	300	286
Diageo Investment Corporation
5.13%, 08/15/30	300	309
Dollar General Corporation
5.45%, 07/05/33 (b)	200	205
Dollar Tree, Inc.
4.20%, 05/15/28	90	89
Estee Lauder Companies Inc., The
5.00%, 02/14/34	250	250
3.13%, 12/01/49	225	144
General Mills, Inc.
4.20%, 04/17/28	105	105
Haleon US Capital LLC
4.00%, 03/24/52	250	193
J. M. Smucker Company, The
3.38%, 12/15/27	250	246
Kenvue Inc.
5.00%, 03/22/30	200	206
4.90%, 03/22/33	100	101
5.20%, 03/22/63	100	93
Keurig Dr Pepper Inc.
5.10%, 03/15/27	200	203
5.20%, 03/15/31	200	207
4.50%, 04/15/52	100	82
Kraft Heinz Foods Company
3.88%, 05/15/27	200	198
5.20%, 03/15/32	200	204
5.00%, 06/04/42	400	361
4.38%, 06/01/46	200	162
Kroger Co., The
4.50%, 01/15/29	300	304
7.50%, 04/01/31	150	172
4.45%, 02/01/47	300	249
Massachusetts Institute of Technology
5.60%, 07/01/11	100	100
4.68%, 07/01/14	250	209
McCormick & Company, Incorporated
1.85%, 02/15/31	300	260
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	175
Mondelez International, Inc.
4.25%, 05/06/28 (b)	300	301
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	249
PepsiCo, Inc.
3.00%, 10/15/27 (b)	500	489
3.45%, 10/06/46	90	67
2.75%, 10/21/51	50	31
3.88%, 03/19/60	400	300
Philip Morris International Inc.
4.75%, 02/12/27	250	252
4.38%, 11/15/41	300	262
RELX Capital Inc.
4.00%, 03/18/29	300	297
Reynolds American Inc.
5.70%, 08/15/35	100	102
Southern California, University of
3.03%, 10/01/39	450	363
5.25%, 10/01/11	20	19
Sysco Corporation
5.95%, 04/01/30 (g)	266	282
6.00%, 01/17/34	200	215
6.60%, 04/01/50 (g)	300	325
The Hershey Company
4.55%, 02/24/28	500	507
4.95%, 02/24/32	400	409
Tyson Foods, Inc.
5.15%, 08/15/44	200	182
Unilever Capital Corporation
1.38%, 09/14/30	500	435
University of Notre Dame du Lac
3.44%, 02/15/45	250	193
University of Washington
3.52%, 04/15/54	100	72
Walmart Inc.
3.90%, 04/15/28	200	200
3.70%, 06/26/28	185	184
3.63%, 12/15/47	300	233
4.50%, 09/09/52	100	88
4.50%, 04/15/53 (b)	200	175
		17,478
Communication Services 1.7%
Alphabet Inc.
2.00%, 08/15/26	300	293
1.10%, 08/15/30	280	242
2.25%, 08/15/60	225	120
America Movil, S.A.B. De C.V.
5.00%, 01/20/33	200	198
6.38%, 03/01/35	100	109
4.38%, 07/16/42	200	169
AT&T Inc.
2.30%, 06/01/27	500	482
4.35%, 03/01/29 - 06/15/45	255	238
2.25%, 02/01/32	250	215
2.55%, 12/01/33	751	628
4.50%, 05/15/35 - 03/09/48	1,206	1,118
3.65%, 06/01/51 - 09/15/59	706	493
British Telecommunications Public Limited Company
9.63%, 12/15/30 (g) (i)	250	307
Charter Communications Operating, LLC
6.65%, 02/01/34	250	268
6.55%, 06/01/34	300	320
6.48%, 10/23/45	210	208
5.75%, 04/01/48	100	91
5.25%, 04/01/53	200	170
4.40%, 12/01/61	75	53
5.50%, 04/01/63	300	254
Comcast Corporation
4.15%, 10/15/28	650	649
4.55%, 01/15/29	100	101
6.50%, 11/15/35	100	111
6.95%, 08/15/37	250	285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
3.90%, 03/01/38	70	61
4.00%, 08/15/47 - 03/01/48	410	318
4.70%, 10/15/48	365	313
2.45%, 08/15/52	450	245
6.05%, 05/15/55	200	204
5.50%, 05/15/64	120	112
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (g) (i)	300	354
Electronic Arts Inc.
2.95%, 02/15/51	300	188
Fox Corporation
6.50%, 10/13/33	200	216
5.48%, 01/25/39	65	64
5.58%, 01/25/49	80	75
Meta Platforms, Inc.
4.80%, 05/15/30	100	103
4.55%, 08/15/31	200	203
4.95%, 05/15/33	85	87
5.60%, 05/15/53	200	200
5.75%, 05/15/63	365	369
Omnicom Group Inc.
2.60%, 08/01/31	375	332
Orange
5.38%, 01/13/42	100	97
5.50%, 02/06/44	300	295
Paramount Global
7.88%, 07/30/30	125	139
Rogers Communications Inc.
3.70%, 11/15/49	250	183
4.55%, 03/15/52	300	244
Telefonica Emisiones SA
5.52%, 03/01/49	300	274
Telefonica Europe B.V.
8.25%, 09/15/30	250	289
T-Mobile USA, Inc.
2.05%, 02/15/28	900	851
3.88%, 04/15/30	435	422
2.55%, 02/15/31	400	359
4.50%, 04/15/50	160	132
5.75%, 01/15/54	200	196
3.60%, 11/15/60	100	67
5.80%, 09/15/62	100	98
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	57
Verizon Communications Inc.
4.13%, 03/16/27	300	300
4.33%, 09/21/28	400	402
1.75%, 01/20/31	130	112
2.36%, 03/15/32	250	215
3.40%, 03/22/41	215	166
3.70%, 03/22/61	405	279
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	160
4.25%, 09/17/50	75	58
5.13%, 06/19/59	110	96
5.75%, 02/10/63	50	47
Walt Disney Company, The
2.00%, 09/01/29	625	574
6.20%, 12/15/34	50	56
2.75%, 09/01/49	225	142
3.80%, 05/13/60	350	256
		17,132
Consumer Discretionary 1.1%
Amazon.com, Inc.
3.30%, 04/13/27	165	163
3.15%, 08/22/27	740	728
1.65%, 05/12/28	400	376
1.50%, 06/03/30	130	115
3.60%, 04/13/32	135	129
3.88%, 08/22/37	170	154
2.50%, 06/03/50	200	120
2.70%, 06/03/60	55	31
3.25%, 05/12/61	240	156
4.10%, 04/13/62	160	125
Aptiv PLC
5.75%, 09/13/54	300	269
AutoZone, Inc.
3.75%, 06/01/27	200	198
5.13%, 06/15/30	200	205
Discovery Communications, LLC
3.95%, 03/20/28	105	96
3.63%, 05/15/30	400	324
5.20%, 09/20/47	75	48
eBay Inc.
3.65%, 05/10/51	15	11
Expedia Group, Inc.
5.40%, 02/15/35	200	201
Ford Motor Company
7.40%, 11/01/46	300	308
General Motors Company
5.35%, 04/15/28	200	204
5.00%, 04/01/35	200	189
5.15%, 04/01/38	70	65
Hasbro, Inc.
6.35%, 03/15/40	300	308
Home Depot, Inc., The
1.38%, 03/15/31	300	255
4.50%, 09/15/32	200	201
5.88%, 12/16/36	600	643
3.13%, 12/15/49	200	135
4.95%, 09/15/52	150	136
3.50%, 09/15/56	200	139
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	195
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	626
3.65%, 04/05/29	75	73
3.00%, 10/15/50	300	188
5.80%, 09/15/62	105	101
Marriott International, Inc.
5.30%, 05/15/34	250	253
McDonald's Corporation
4.88%, 12/09/45	165	149
3.63%, 09/01/49	200	145
5.45%, 08/14/53 (b)	300	289
NIKE, Inc.
2.85%, 03/27/30	400	377
O'Reilly Automotive, Inc.
5.75%, 11/20/26	100	102
1.75%, 03/15/31	300	258
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	311
Starbucks Corporation
4.50%, 05/15/28 - 11/15/48	400	367
4.00%, 11/15/28	200	199
2.55%, 11/15/30	200	181
5.00%, 02/15/34 (b)	250	252
4.45%, 08/15/49	50	41
Toyota Motor Corporation
3.67%, 07/20/28	200	198
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	283
5.39%, 03/15/62	500	242
		10,862
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	249
4.85%, 04/15/49	300	252
5.63%, 05/15/54	300	281
American Tower Corporation
1.50%, 01/31/28	500	466
3.80%, 08/15/29	90	87
2.70%, 04/15/31	375	336
5.65%, 03/15/33	200	208
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	315
5.35%, 06/01/34	200	206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Boston Properties Limited Partnership
2.90%, 03/15/30	200	184
COPT Defense Properties
2.00%, 01/15/29	450	410
Crown Castle Inc.
3.65%, 09/01/27	80	79
5.80%, 03/01/34	300	311
3.25%, 01/15/51	50	33
Equinix, Inc.
3.40%, 02/15/52	300	201
ERP Operating Limited Partnership
2.50%, 02/15/30	200	184
GLP Financing, LLC
5.75%, 06/01/28	300	308
6.75%, 12/01/33	200	214
Healthpeak OP, LLC
5.25%, 12/15/32	150	153
6.75%, 02/01/41	200	219
Kimco Realty OP, LLC
2.70%, 10/01/30	200	184
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	337
4.95%, 03/01/35	200	199
NNN REIT, Inc.
3.10%, 04/15/50	200	128
ProLogis, L.P.
2.13%, 04/15/27	100	97
2.25%, 04/15/30	175	159
4.63%, 01/15/33	100	99
4.75%, 06/15/33	100	100
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	282
Realty Income Corporation
4.13%, 10/15/26	250	250
4.85%, 03/15/30	300	305
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	300	256
Safehold GL Holdings LLC
5.65%, 01/15/35	200	200
Simon Property Group, L.P.
2.65%, 07/15/30	200	184
5.50%, 03/08/33	100	104
3.25%, 09/13/49	65	44
5.85%, 03/08/53	100	100
Store Capital LLC
4.50%, 03/15/28	200	198
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	175
UDR, Inc.
2.10%, 08/01/32	200	166
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	188
Welltower Inc.
4.95%, 09/01/48	150	138
Weyerhaeuser Company
7.38%, 03/15/32	57	64
		8,676
Materials 0.7%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	150	152
4.85%, 02/08/34	250	251
Albemarle Corporation
5.45%, 12/01/44	150	126
Avery Dennison Corporation
5.75%, 03/15/33	200	209
BHP Billiton Finance (USA) Limited
5.00%, 02/21/30	200	205
5.25%, 09/08/33	75	77
Dow Chemical Company, The
4.63%, 10/01/44	250	206
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	203
5.32%, 11/15/38	54	56
5.42%, 11/15/48	115	116
Ecolab Inc.
1.30%, 01/30/31	300	255
2.13%, 08/15/50	200	109
2.75%, 08/18/55	75	45
EIDP, Inc.
2.30%, 07/15/30	300	273
FMC Corporation
4.50%, 10/01/49 (b)	150	111
6.38%, 05/18/53	200	192
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	284
LYB International Finance B.V.
5.25%, 07/15/43	300	268
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	295
5.50%, 12/01/54	200	193
Mosaic Company, The
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	358
Newmont Corporation
5.88%, 04/01/35	200	214
Nucor Corporation
2.98%, 12/15/55	200	122
Nutrien Ltd.
4.90%, 03/27/28	100	101
2.95%, 05/13/30	300	279
3.95%, 05/13/50	150	112
5.80%, 03/27/53	100	99
PPG Industries, Inc.
2.80%, 08/15/29	200	188
2.55%, 06/15/30	300	273
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	265
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	101
Sherwin-Williams Company, The
3.45%, 06/01/27	350	345
4.55%, 03/01/28	200	202
4.50%, 06/01/47	70	59
Sonoco Products Company
5.00%, 09/01/34	300	292
Southern Copper Corporation
7.50%, 07/27/35	150	172
Steel Dynamics, Inc.
3.25%, 10/15/50	115	76
Vale Overseas Ltd
3.75%, 07/08/30	100	94
Westlake Corporation
3.38%, 08/15/61	200	120
		7,116
Total Corporate Bonds And Notes (cost $290,024)		261,816
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
Ally Auto Receivables Trust 2024-2
Series 2024-A3-2, 4.14%, 07/16/29	200	200
American Express Credit Account Master Trust
Series 2023-A-2, 4.80%, 05/15/28	300	306
BA Credit Card Trust
Series 2023-A2-A2, 4.98%, 11/16/26	150	152
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	133
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	465
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (c)	200	183
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (c)	200	214
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	773

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	263
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	263
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (c)	400	353
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	365
BMO 2025-5C9 Mortgage Trust
Series 2025-A3-5C9, REMIC, 5.78%, 03/15/30 (c) (k)	500	521
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/30	300	277
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (c)	300	287
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	722
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	203
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	282
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (c)	500	448
Ford Credit Auto Lease Trust 2024-B
Series 2024-A4-B, 4.99%, 01/15/27	200	202
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	186
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	94
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	275
Hyundai Auto Receivables Trust 2024-A
Series 2024-A3-A, 4.99%, 02/15/29	100	101
Hyundai Auto Receivables Trust 2024-B
Series 2024-A3-B, 4.84%, 11/15/27	200	202
Series 2024-A4-B, 4.74%, 04/17/28	200	203
Mercedes-Benz Auto Lease Trust 2025-A
Series 2025-A4-A, 4.69%, 05/15/28	200	203
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	486
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	265	262
Nissan Auto Receivables 2024-A Owner Trust
Series 2024-A3-A, 5.28%, 08/16/27	150	152
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	100	101
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	144
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	303
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	94	93
Verizon Master Trust
Series 2024-A1A-6, 4.17%, 08/20/27	350	350
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	200	202
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A4-1, 4.61%, 07/21/31	225	228
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	987
WF Card Issuance Trust
Series 2024-A-A1, 4.94%, 02/16/27	100	101
World Omni Auto Receivables Trust 2024-B
Series 2024-A3-B, 5.27%, 03/15/28	200	202
World Omni Auto Receivables Trust 2025-A
Series 2025-A4-A, 4.86%, 12/15/28	100	102
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,104)		11,589
SHORT TERM INVESTMENTS 4.2%
Investment Companies 4.0%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	41,308	41,308
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (l) (m)	1,896	1,896
Total Short Term Investments (cost $43,204)		43,204
Total Investments 104.2% (cost $1,137,678)		1,062,903
Total Forward Sales Commitments (0.9)% (proceeds $9,489)		(9,619)
Other Assets and Liabilities, Net (3.3)%		(32,772)
Total Net Assets 100.0%		1,020,512

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $62,022.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $1,913 and 0.2% of the Fund.

(k) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.9%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.9%)
Mortgage-Backed Securities (0.9%)
Federal National Mortgage Association, Inc.
TBA, 1.50%, 07/15/40 (a)	(75)	(67)
TBA, 2.00%, 07/15/40 (a)	(200)	(183)
TBA, 2.50%, 07/15/40 (a)	(500)	(467)
TBA, 3.00%, 07/15/40 (a)	(100)	(95)
TBA, 1.50%, 08/15/40 (a)	(50)	(45)
TBA, 2.00%, 08/15/40 (a)	(75)	(69)
TBA, 2.50%, 07/15/55 (a)	(4,175)	(3,464)
TBA, 3.00%, 07/15/55 (a)	(925)	(800)
TBA, 3.50%, 07/15/55 (a)	(625)	(563)
TBA, 4.00%, 07/15/55 (a)	(275)	(256)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
TBA, 1.50%, 08/15/55 (a)	(225)	(169)
TBA, 2.50%, 08/15/55 (a)	(300)	(249)
TBA, 3.00%, 08/15/55 (a)	(300)	(260)
TBA, 3.50%, 08/15/55 (a)	(125)	(113)
Government National Mortgage Association
TBA, 2.50%, 07/15/55 (a)	(1,250)	(1,063)
TBA, 3.00%, 07/15/55 (a)	(1,350)	(1,194)
TBA, 3.50%, 07/15/55 (a)	(475)	(431)
TBA, 2.50%, 08/15/55 (a)	(75)	(64)
TBA, 3.00%, 08/15/55 (a)	(50)	(44)
TBA, 3.50%, 08/15/55 (a)	(25)	(23)
Total Government And Agency Obligations (proceeds $9,489)		(9,619)
Total Forward Sales Commitments (0.9%) (proceeds $9,489)		(9,619)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2025, the total proceeds for investments sold on a delayed delivery basis was $9,489.

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	403	408	—
U.S. Bank National Association, 4.51%, 10/22/27	10/28/24	499	501	0.1
		902	909	0.1

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	49,934	49,499	58,125	915	—	—	41,308	4.0
JNL Government Money Market Fund, 4.30% - Class SL	6,474	16,189	20,767	86	—	—	1,896	0.2
	56,408	65,688	78,892	1,001	—	—	43,204	4.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	746,294	—	746,294
Corporate Bonds And Notes	—	261,816	—	261,816
Non-U.S. Government Agency Asset-Backed Securities	—	11,589	—	11,589
Short Term Investments	43,204	—	—	43,204
	43,204	1,019,699	—	1,062,903
Liabilities - Securities
Government And Agency Obligations	—	(9,619)	—	(9,619)
	—	(9,619)	—	(9,619)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 98.3%
China 27.8%
360 Security Technology Inc. - Class A	50	71
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	7	18
AAC Technologies Holdings Inc.	60	312
ACM Research (Shanghai), Inc. - Class A	2	32
AECC Aero-Engine Control Co., Ltd. - Class A	11	31
Agricultural Bank of China Limited - Class A	1,077	883
Agricultural Bank of China Limited - Class H	2,556	1,825
AIMA Technology Group Co., Ltd. - Class A	6	29
Akeso Inc. (a) (b)	49	576
Alibaba Group Holding Limited (c)	1,613	22,792
Alibaba Health Information Technology Limited (a) (b)	474	289
Aluminum Corporation of China Limited - Class A	64	63
Aluminum Corporation of China Limited - Class H	366	248
Amlogic (Shanghai) Co., Ltd. - Class A (a)	3	34
Andon Health Co., Ltd. - Class A	5	23
Angel Yeast Co., Ltd. - Class A	9	42
Anhui Conch Cement Company Limited - Class A	28	83
Anhui Conch Cement Company Limited - Class H	108	275
Anhui Gujing Distillery Company Limited - Class A	3	52
Anhui Gujing Distillery Company Limited - Class B	10	134
Anhui Jianghuai Automobile Group Co., Ltd. - Class A	12	64
Anhui Kouzi Distillery Co., Ltd. - Class A	7	32
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	31
Anjing Food Group Co., Ltd. - Class A	3	29
ANTA Sports Products Limited	121	1,465
Aojie Technology Co., Ltd. - Class A (a)	3	33
APT Medical Inc. - Class A	1	54
Asia-Potash International Investment (Guangzhou)Co., Ltd. - Class A (a)	10	42
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	—	5
Atour Lifestyle Holdings Limited - ADR	7	243
Autobio Diagnostics Co., Ltd. - Class A	5	28
Avary Holding (Shenzhen) Co., Ltd - Class A	12	53
AviChina Industry & Technology Company Limited - Class H	257	146
Avicopter PLC - Class A	6	35
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	27	28
Baidu, Inc. - Class A (a) (c)	193	2,066
Baiyin Nonferrous Group Co., Ltd. - Class A	45	20
Bank of Beijing Co., Ltd. - Class A	152	145
Bank of Changsha Co., Ltd. - Class A	34	47
Bank of Chengdu Co., Ltd. - Class A	23	64
Bank of China Limited - Class H	7,150	4,162
Bank of Communications Co., Ltd. - Class A	131	146
Bank of Communications Co., Ltd. - Class H	652	607
Bank of Jiangsu Co., Ltd. - Class A	121	202
Bank of Nanjing Co., Ltd. - Class A	74	120
Bank of Ningbo Co., Ltd. - Class A	40	153
Bank of Shanghai Co., Ltd. - Class A	89	132
Bank of Suzhou Co., Ltd. - Class A	29	36
Baoshan Iron & Steel Co., Ltd. - Class A	161	148
Baotou Iron&Steel (Group) Co., Ltd. - Class A	306	76
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	26
Beijing Enterprises Holdings Limited	44	182
Beijing Enterprises Water Group Limited	356	107
Beijing Huaer Company Limited - Class A	48	53
Beijing Jingneng Power Co., Ltd. - Class A	47	29
Beijing Kingsoft Office Software Co., Ltd - Class A	3	113
Beijing New Building Material (Group) Co., Ltd. - Class A	7	24
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	16	24
Beijing Roborock Technology Co., Ltd. - Class A	1	33
Beijing Shiji Information Technology Co., Ltd. - Class A	5	6
Beijing Shougang Co., Ltd. - Class A	34	16
Beijing Tiantan Biological Products Corporation Limited - Class A	12	32
Beijing Tongrentang Co., Ltd. - Class A	13	63
Beijing United Information Technology Co., Ltd. - Class A	6	20
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A (a)	6	51
Beijing Yanjing Brewery Co., Ltd. - Class A	23	42
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	49	21
Beiqi Foton Motor Co., Ltd. - Class A (a)	65	25
Bestechnic (Shanghai) Co., Ltd. - Class A	1	39
Bethel Automotive Safety Systems Co., Ltd - Class A	5	37
Bicycle Club Joint Venture, L.P. - Class A (a)	23	43
Bilibili Inc (a)	23	491
Bloks Group Limited (a)	7	130
Bloomage Biotechnology Corporation Limited - Class A	2	17
Bluestar Adisseo Co., Ltd - Class A	24	33
BNP Paribas Emissions- und Handelsgesellschaft mbH - Class A	12	22
BOC International (China) Co., Ltd. - Class A	25	38
BOE Technology Group Co., Ltd. - Class A	193	107
Bosideng International Holdings Limited	402	238
BYD Company Limited - Class A	12	551
BYD Company Limited - Class H	334	5,188
BYD Electronic (International) Company Limited	64	263
Caida Securities Co., Ltd. - Class A	33	31
Caitong Securities Co., Ltd. - Class A	50	55
Cambricon Technologies Corporation Limited - Class A (a)	3	255
Cathay Biotech, Inc. - Class A	2	14
CGN Power Co., Ltd. - Class A	122	62
CGN Power Co., Ltd. - Class H (c)	845	288
Chagee Holdings Ltd. - ADR (a) (b)	2	44
Changchun High-Tech Industries (Group) Inc. - Class A	2	22
Changjiang Securities Co., Ltd. - Class A	59	57
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	51
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	38
Chifeng Jilong Gold Mining Co., Ltd. - Class H (c)	16	54
China Aviation Power Co., Ltd. - Class A	18	96
China Baoan Group Co., Ltd. - Class A	31	39
China CITIC Bank Corporation Limited - Class H	723	689
China Coal Energy Company Limited - Class A	20	30
China Coal Energy Company Limited - Class H (b)	195	226
China Construction Bank Corporation - Class A	68	89
China Construction Bank Corporation - Class H	8,833	8,928
China CSSC Holdings Limited - Class A	32	146
China Eastern Airlines Corporation Limited - Class A (a)	150	84
China Eastern Airlines Corporation Limited - Class H (a) (b)	162	65
China Energy Engineering Corporation Limited - Class A	139	43
China Energy Engineering Corporation Limited - Class H	658	88
China Everbright Bank Company Limited - Class A	319	185
China Everbright Bank Company Limited - Class H	326	163
China Everbright Environment Group Limited	307	149
China Feihe Limited (c)	350	256
China Film Group Co., Ltd. - Class A	18	27
China First Heavy Industries - Class A (a)	53	21
China Galaxy Securities Co., Ltd. - Class A	36	86
China Galaxy Securities Co., Ltd. - Class H	307	347
China Gas Holdings Limited	229	215
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	22
China Hongqiao Group Limited (b)	243	560
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	17	85
China International Capital Corporation Limited - Class H (c)	145	330
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
China International Marine Containers (Group) Co., Ltd. - Class A	30	32
China International Marine Containers (Group) Co., Ltd. - Class H	44	35
China Jushi Co., Ltd. - Class A	41	66
China Life Insurance Company Limited - Class H	658	1,588
China Literature Limited (a) (b) (c)	35	135
China Longyuan Power Group Corporation Limited - Class H	302	273
China Medical System Holdings Limited	108	165
China Mengniu Dairy Company Limited	274	566
China Merchants Bank Co., Ltd. - Class A	138	888
China Merchants Bank Co., Ltd. - Class H	346	2,422
China Merchants Energy Shipping Co., Ltd. - Class A	70	61
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	71
China Merchants Port Holdings Company Limited	108	197
China Merchants Securities Co., Ltd. - Class A	46	114
China Merchants Securities Co., Ltd. - Class H (b) (c)	46	84
China Merchants Shekou Industrial Zone Holdings Co., Ltd. - Class A	70	85
China Minsheng Banking Corp., Ltd. - Class A	226	150
China Minsheng Banking Corp., Ltd. - Class H	654	372
China Molybdenum Co., Ltd - Class A	116	136
China Molybdenum Co., Ltd - Class H	341	350
China National Medicines Corporation Ltd. - Class A	7	28
China National Nuclear Power Co Ltd - Class A	144	188
China National Software and Service Company Limited - Class A (a)	8	49
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	19	67
China Oilfield Services Limited - Class A	—	1
China Oilfield Services Limited - Class H	170	140
China Overseas Land & Investment Limited	340	593
China Pacific Insurance (Group) Co., Ltd. - Class A	51	269
China Pacific Insurance (Group) Co., Ltd. - Class H	227	781
China Petroleum & Chemical Corporation - Class A	245	193
China Petroleum & Chemical Corporation - Class H	2,122	1,113
China Petroleum Engineering Corporation - Class A	45	20
China Power International Development Limited (b)	446	170
China Railway Construction Group Co., Ltd. - Class A	32	18
China Railway Group Limited - Class A	124	97
China Railway Group Limited - Class H	401	193
China Railway Signal & Communication Corporation Limited - Class A	120	86
China Railway Signal & Communication Corporation Limited - Class H	66	27
China Rare Earth Resources and Technology Co., Ltd. - Class A (a)	1	7
China Resources Beverage (Holdings) Company Limited	39	60
China Resources Gas Group Limited	77	198
China Resources Land Limited	263	894
China Resources Microelectronics Limited - Class A	10	65
China Resources Mixc Lifestyle Services Limited (c)	60	291
China Resources Pharmaceutical Group Limited (c)	161	106
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	6	25
China Securities Co., Ltd. - Class A	22	75
China Shandong Hi-Speed Financial Group Limited (a) (b)	71	143
China Shenhua Energy Company Limited - Class A	45	253
China Shenhua Energy Company Limited - Class H	312	1,212
China Southern Airlines Company Limited - Class A (a)	130	107
China Southern Airlines Company Limited - Class H (a)	108	55
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	15
China Suntien Green Energy Corporation Limited - Class A	8	9
China Suntien Green Energy Corporation Limited - Class H (b)	123	69
China Taiping Insurance Holdings Company Limited	138	271
China Three Gorges Corporation - Class A	178	106
China Tourism Group Duty Free Corporation Limited - Class A	15	126
China Tourism Group Duty Free Corporation Limited - Class H (b)	6	39
China Tower Corporation Limited - Class H	381	545
China Vanke Co., Ltd. - Class A (a)	75	67
China Vanke Co., Ltd. - Class H (a) (b)	159	100
China XD Electric Co., Ltd. - Class A	46	39
China Yangtze Power Co., Ltd. - Class A	167	703
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	—	3
China Zheshang Bank Co., Ltd. - Class A	151	72
China Zheshang Bank Co., Ltd. - Class H (c)	134	50
Chongqing Brewery Co., Ltd. - Class A	5	40
Chongqing Changan Automobile Company Limited - Class A	52	92
Chongqing Changan Automobile Company Limited - Class B	179	90
Chongqing Qianli Technology Co., Ltd. - Class A (a)	33	40
Chongqing Rural Commercial Bank Co., Ltd. - Class A	60	60
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	217
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	7
Chongqing Zongshen Power Machinery Co., Ltd. - Class A	6	19
CITIC Limited	442	609
CITIC Securities Company Limited - Class A	88	341
CITIC Securities Company Limited - Class H	131	398
CNOOC Energy Development Co., Ltd. - Class A	52	30
CNPC Capital Company Limited - Class A	44	45
COFCO Capital Holdings Co., Ltd. - Class A	9	15
COFCO Sugar Holding Co., Ltd - Class A	15	20
Copper Sub Corporation, Inc. - Class A	29	27
COSCO SHIPPING Development Co., Ltd. - Class A	121	42
COSCO SHIPPING Development Co., Ltd. - Class H	270	37
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	35	51
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H (b)	106	88
COSCO SHIPPING Holdings Co., Ltd. - Class A	77	161
COSCO SHIPPING Holdings Co., Ltd. - Class H	244	425
Country Garden Services Holdings Company Limited	191	161
CSPC Pharmaceutical Group Limited	713	702
Daqin Railway Co., Ltd. - Class A	114	105
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	19
Datang International Power Generation Co., Ltd. - Class A	46	20
Datang International Power Generation Co., Ltd. - Class H (b)	364	93
DHC Software Co., Ltd. - Class A	11	15
Dong'e Ejiao Co., Ltd. - Class A	6	40
Dongfang Electric Co., Ltd. - Class A	21	49
Dongfang Electric Co., Ltd. - Class H (b)	33	57
Dongxing Securities Co., Ltd. - Class A	31	48
Eastern Air Logistics Co., Ltd. - Class A	12	21
Eastroc Beverage(Group) Co., Ltd. - Class A	3	153
Easyhome New Retail Group Corporation Limited - Class A	2	1
Ecovacs Robotics Co., Ltd. - Class A	1	4
ENN Energy Holdings Limited	65	524
ENN Natural Gas Co., Ltd. - Class A	14	37
Everbright Securities Company Limited - Class A	27	68
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	34
Far East Horizon Limited	145	126
Faw Jiefang Group Co., Ltd - Class A	33	31
Flat Glass Group Co., Ltd. - Class A	12	26
Flat Glass Group Co., Ltd. - Class H	24	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	31	166
Fosun International Limited	172	102
Founder Securities Co., Ltd. - Class A	43	47
Foxconn Industrial Internet Co., Ltd. - Class A	76	227
Fujian Sunner Development Co., Ltd. - Class A	14	27
Full Truck Alliance Co. Ltd. - Class A - ADR	72	850
Fuyao Glass Industry Group Co., Ltd. - Class A	15	122
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	52	371
Fuzhou Tianyu Electric Co., Ltd. - Class A (a)	45	27
Galaxycore Inc. - Class A	15	32
Gan & Lee Pharmaceuticals - Class A	4	30
Ganfeng Lithium Group Co., Ltd - Class A	3	16
Ganfeng Lithium Group Co., Ltd - Class H (b) (c)	48	139
GCL-Poly Energy Holdings Limited (a) (b)	1,925	246
GD Power Development Co., Ltd. - Class A	113	76
Geely Automobile Holdings Limited	516	1,055
GEM Co., Ltd. - Class A	46	41
Gemdale Corporation - Class A (a)	41	21
GenScript Biotech Corporation (a)	106	201
GF Securities Co., Ltd. - Class A	40	94
GF Securities Co., Ltd. - Class H	71	119
Giant Network Group Co., Ltd. - Class A	19	62
GigaDevice Semiconductor Inc. - Class A	3	60
Glodon Company Limited - Class A	8	16
Goertek Inc. - Class A	21	69
Goldwind Science&Technology Co., Ltd. - Class A	25	36
Goldwind Science&Technology Co., Ltd. - Class H	60	58
Gongniu Group Co., Ltd. - Class A	5	34
Great Wall Motor Company Limited - Class A	18	53
Great Wall Motor Company Limited - Class H (b)	220	340
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	36
Gree Electric Appliances, Inc. of Zhuhai - Class A	40	251
Greenland Holding Group Co., Ltd. - Class A (a)	99	22
GRG Banking Equipment Co., Ltd. - Class A	25	48
Guangdong Electric Power Development Co., Ltd - Class A	34	22
Guangdong Haid Group Co., Ltd. - Class A	9	74
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A (a)	31	51
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	15
Guangzhou Automobile Group Co., Ltd. - Class A	29	31
Guangzhou Automobile Group Co., Ltd. - Class H (b)	140	51
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	26
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	5	20
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	44
Guangzhou Haige Communications Group Incorporated Company - Class A	29	56
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	35
Guangzhou State-Owned Development Holding Co., Ltd. - Class A	24	21
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	5	12
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	38
Guming Holdings Ltd. (a)	58	189
Guolian Minsheng Securities Company Limited - Class A	20	28
Guosen Securities Co., Ltd - Class A	65	105
Guotai Haitong Securities Co., Limited - Class A	112	300
Guotai Haitong Securities Co., Limited - Class H (c)	201	325
Guoxuan High-Tech Co., Ltd. - Class A	14	62
H World Group Limited	147	499
Haidilao International Holding Ltd. (c)	130	249
Haier Smart Home Co., Ltd. - Class A	40	139
Haier Smart Home Co., Ltd. - Class H	209	599
Hainan Airlines Holding Co., Ltd. - Class A (a)	365	68
Hainan Airport Infrastructure Co., Ltd - Class A	28	14
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	39
Haitian International Holdings Limited	93	243
Hangzhou Bank Co., Ltd. - Class A	40	93
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	41
Hangzhou First Applied Material Co., Ltd. - Class A	12	22
Hangzhou Lion Microelectronics Co., Ltd. - Class A (a)	6	19
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	21
Hangzhou Robam Appliances Co., Ltd. - Class A	10	26
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	47
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	37
Hansoh Pharmaceutical Group Company Limited (c)	102	387
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	26
Harris County School District - Class A	334	268
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	16
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	32
Hedy Holding Co., Ltd. - Class A	105	107
Heilongjiang Agriculture Company Limited - Class A	1	1
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	48
Henan Shuanghui Investment & Development Co., Ltd. - Class A	21	71
Hengan International Group Company Limited	62	180
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	29
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	27	53
Hengsheng Chemical Industry Co., Ltd. - Class A	11	35
Hengtong Optic-Electric Co., Ltd. - Class A	19	40
Hengyi Petrochemical Co. Ltd - Class A	39	32
Hesheng Silicon Industry Co., Ltd. - Class A	6	38
Himile Mechanical Science And Technology (Shandong) Co., Ltd. - Class A	5	41
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class A	1	3
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class H (b)	33	90
Hisense Visual Technology Co., Ltd. - Class A	13	41
HLA Group Corp., Ltd. - Class A	35	34
Hongta Securities Co., Ltd. - Class A	25	29
Horizon Robotics (a) (b)	719	600
Hua Hong Semiconductor Limited (a) (b) (c)	63	280
Hua Xia Bank Co., Limited - Class A	106	117
Huaan Securities Co., Ltd. - Class A	34	28
Huadian Power International Corporation Limited - Class A	86	66
Huadian Power International Corporation Limited - Class H	108	57
Huadong Medicine Co., Ltd - Class A	9	50
Huafon Chemical Co., Ltd. - Class A	27	25
Huagong Tech Company Limited - Class A	10	64
Huaibei Mining Co., Ltd. - Class A	21	33
Hualan Bioengineering Co., Ltd. - Class A	2	5
Huaneng Power International, Inc. - Class A	97	97
Huaneng Power International, Inc. - Class H	344	222
Huatai Securities Co., Ltd. - Class A	34	84
Huatai Securities Co., Ltd. - Class H (c)	125	254
Huaxi Securities Co., Ltd. - Class A	29	36
Huaxin Cement Co., Ltd. - Class A	19	31
Huayu Automotive Systems Co., Ltd. - Class A	14	34
Hubei Energy Group Co., Ltd. - Class A	52	33
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	33
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	37
Huizhou Desay SV Automotive Co., Ltd. - Class A	2	34
Humanwell Healthcare (Group) Co., Ltd - Class A	5	15
Hunan Valin Steel Co., Ltd. - Class A	59	37
Hundsun Technologies Inc. - Class A	9	40
Hytera Communications Corporation Limited - Class A (a)	9	15
iFlytek Co., Ltd. - Class A	17	116
Industrial and Commercial Bank of China Limited - Class A	773	818
Industrial and Commercial Bank of China Limited - Class H	6,782	5,387

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Industrial Bank Co., Ltd. - Class A	148	482
Industrial Securities Co., Ltd. - Class A	90	78
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	28
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	17
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	12	12
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	40	31
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	33
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	181
Inner Mongolia Yitai Coal Co., Ltd. - Class B	81	160
Innovent Biologics, Inc. - Class B (a) (c)	119	1,190
Inspur Electronic Information Industry Co., Ltd. - Class A	6	45
iRay Technology Company Limited - Class A	2	22
J&T Global Express Limited (a)	552	480
JA Solar Technology Co., Ltd. - Class A (a)	22	31
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	25
JCET Group Co., Ltd. - Class A	17	81
JCHX Mining Management Co., Ltd. - Class A	6	36
JD Health International Inc. (a) (c)	98	538
JD Logistics, Inc. (a)	206	347
JD.com, Inc. - Class A	231	3,786
Jiangsu Eastern Shenghong Co., Ltd. - Class A (a)	46	53
Jiangsu Expressway Company Limited - Class A	2	5
Jiangsu Expressway Company Limited - Class H	129	182
Jiangsu Financial Leasing Co., Ltd. - Class A	32	27
Jiangsu Guoxin Corp. Ltd. - Class A	16	16
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	7	68
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	44	321
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	45
Jiangsu NHWA Pharmaceutical Co., Ltd - Class A	10	28
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	26
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	21	33
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	29
Jiangsu Yanghe Distillery Co., Ltd. - Class A	7	62
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	22
Jiangsu Yoke Technology Co., Ltd. - Class A	5	35
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	2	11
Jiangsu Zhongtian Technology Co., Ltd. - Class A	13	27
Jiangxi Copper Company Limited - Class A	12	40
Jiangxi Copper Company Limited - Class H	82	160
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	41
Jinko Solar Co., Ltd. - Class A (a)	66	48
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	23
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	38
Juneyao Airlines Co., Ltd. - Class A	20	37
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
KE Holdings Inc.	202	1,227
Keboda Technology Co., Ltd. - Class A	1	11
Kingdee International Software Group Company Limited (a)	249	492
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	26
Kingnet Network Co., Ltd. - Class A	21	56
Kingsoft Corp Ltd	88	459
Kuaishou Technology (a) (c)	261	2,119
Kuang-Chi Technologies Co., Ltd. - Class A	16	90
Kunlun Energy Company Limited	354	344
Kweichow Moutai Co., Ltd. - Class A	9	1,710
Laopu Gold Co., Ltd. - Class H (c)	3	400
Lenovo Group Limited	551	663
Levima Advanced Materials Corporation - Class A	9	20
Li Auto Inc. - Class A (a)	98	1,339
Li Ning Company Limited	207	449
Liaoning Port Co., Ltd. - Class A	185	39
Lingyi Itech (Guangdong) Company - Class A	34	41
Livzon Pharmaceutical Group Inc. - Class A	3	15
Livzon Pharmaceutical Group Inc. - Class H	11	40
Longbai Group Co., Ltd - Class A	21	49
Longfor Group Holdings Limited (b)	181	215
LONGi Green Energy Technology Co., Ltd. - Class A	59	123
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	51	245
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	167
Mao Geping Cosmetics Co., Ltd. - Class H	12	161
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	30
Meituan - Class B (a) (c)	484	7,770
Metallurgical Corporation of China Ltd. - Class A	127	53
Metallurgical Corporation of China Ltd. - Class H	215	45
Midea Group Co., Ltd. - Class A	47	473
Mingyang Smart Energy Group Co., Ltd. - Class A	23	37
Miniso Group Holding Ltd (b) (e)	37	167
Minmetals Capital Company Limited - Class A	40	33
Mixue Group - Class H (a)	4	250
Montage Technology Co., Ltd. - Class A	10	112
Muyuan Foods Co., Ltd. - Class A	36	209
Nangfang Science City Development Co., Ltd. - Class A	14	36
Nanjing Iron and Steel Co., Ltd. - Class A	37	22
Nanjing Securities Co., Ltd. - Class A	23	26
NARI Technology Co., Ltd. - Class A	49	154
National Silicon Industry Group Co., Ltd. - Class A	21	54
Naura Technology Group Co., Ltd. - Class A	4	234
Navinfo Co., Ltd. - Class A (a)	19	23
NetEase, Inc.	158	4,273
New China Life Insurance Company Ltd. - Class A	11	87
New China Life Insurance Company Ltd. - Class H	87	476
New Hope Liuhe Co., Ltd. - Class A	17	22
New Oriental Education & Technology Group Inc. (c)	131	705
Ninestar Co., Ltd. - Class A (a)	12	38
Ningbo Deye Technology Co., Ltd. - Class A	3	25
Ningbo Joyson Electronics Co., Ltd. - Class A	10	24
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	46
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	28
Ningbo Tuopu Group Co., Ltd. - Class A	12	80
Ningbo Zhoushan Port Group - Class A	120	61
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	140
NIO, Inc. - Class A (a) (b)	138	486
Nongfu Spring Co., Ltd. - Class H (c)	158	811
Offshore Oil Engineering Co., Ltd. - Class A	38	29
OFILM Group Co., Ltd. - Class A (a)	20	33
OmniVision Integrated Circuits Group, Inc. - Class A	8	148
Oppein Home Group Inc. - Class A	5	38
Orient Securities Company Limited - Class A	36	48
Orient Securities Company Limited - Class H (c)	89	64
Oriental Pearl Group Co., Ltd. - Class A	33	35
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	26
People.cn Co., Ltd. - Class A	9	24
People's Insurance Company (Group) of China Limited, The - Class H	764	583
Perfect World Co., Ltd. - Class A	2	4
PetroChina Company Limited - Class H	1,953	1,684
PICC Property and Casualty Company Limited - Class H	605	1,173
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	69	7,182
Ping An Bank Co., Ltd. - Class A	114	192
Ping An Insurance (Group) Company of China, Ltd. - Class A	77	596
Ping An Insurance (Group) Company of China, Ltd. - Class H	556	3,548
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	15
Poly Developments and Holdings Group Co., Ltd. - Class A	96	108
POP MART International Group Limited (c)	59	2,011
Postal Savings Bank of China Co., Ltd. - Class A	513	392

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Postal Savings Bank of China Co., Ltd. - Class H (c)	830	580
Power Construction Corporation of China - Class A	116	79
Proya Cosmetics Co., Ltd. - Class A	4	40
Qi An Xin Technology Group Inc. - Class A (a)	6	31
Qingdao Port International Co., Ltd. - Class A	8	10
Qingdao Port International Co., Ltd. - Class H (c)	71	60
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	24	56
Quzhou Xin'an Development Co., Ltd. - Class A (a)	64	26
Rockchip Electronics Co., Ltd. - Class A	4	78
Rongsheng Petrochemical Co., Ltd. - Class A	57	66
S.F. Holding Co., Ltd. - Class A	35	238
S.F. Holding Co., Ltd. - Class H	7	42
SAIC Motor Corporation Limited - Class A	58	130
Sailun Group Co., Ltd. - Class A	26	47
San'an Optoelectronics Co., Ltd - Class A	48	84
Sany Heavy Industry Co., Ltd. - Class A	57	142
Satellite Chemical Co., Ltd. - Class A	14	33
SDIC Capital Co., Ltd. - Class A	53	56
SDIC Power Holdings Co., Ltd. - Class A	51	105
Seazen Holdings Co., Ltd. - Class A (a)	1	2
Seres Co., Ltd. - Class A	10	183
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	74	198
Shandong Gold Group Co., Ltd. - Class A	20	91
Shandong Gold Group Co., Ltd. - Class H (b) (c)	64	225
Shandong Hi-Speed ??Group Co., Ltd. - Class A	19	28
Shandong Linglong Tyre Co., Ltd. - Class A	14	28
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	63
Shandong Sun Paper Co., Ltd. - Class A	22	42
Shandong Weigao Group Medical Polymer Company Limited - Class H	210	164
Shanghai Aiko Solar Energy Co., Ltd. - Class A (a)	13	23
Shanghai Allist Pharmaceuticals Co., Ltd. - Class A	3	39
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	34
Shanghai Baosight Software Co., Ltd - Class A	15	51
Shanghai Baosight Software Co., Ltd - Class B	58	78
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	40
Shanghai Electric Group Company Limited - Class A (a)	53	55
Shanghai Electric Group Company Limited - Class H (a) (b)	312	115
Shanghai Electric Power Co., Ltd. - Class A	27	33
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	34
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (b)	31	67
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	35
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	12	46
Shanghai International Airport Co., Ltd. - Class A	16	71
Shanghai International Port(Group) Co., Ltd - Class A	34	27
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	39
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	32
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	29
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (c)	14	36
Shanghai Lingang Holdings Co., Ltd - Class A	18	23
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	23
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	55
Shanghai M&G Stationery Inc - Class A	10	40
Shanghai Moons' Electric Co., Ltd. - Class A	3	20
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	38
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	83	124
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	8	21
Shanghai Pudong Development Bank Co., Ltd. - Class A	197	381
Shanghai RAAS blood products co., Ltd. - Class A	67	65
Shanghai Rural Commercial Bank Co., Ltd. - Class A	85	115
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	2	11
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	57
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	32
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	12	43
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	21
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	40
Shanxi Lu'an Environmental Energy Dev.Co., Ltd - Class A	20	30
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	8	193
Shede Spirits Co., Ltd. - Class A	3	21
Shenergy Company Limited - Class A	43	52
Shengyi Technology Co., Ltd. - Class A	10	43
Shennan Circuits Co., Ltd. - Class A	5	68
Shenwan Hongyuan Group Co., Ltd. - Class A	154	108
Shenwan Hongyuan Group Co., Ltd. - Class H (c)	198	68
Shenzhen Energy Group Co., Ltd. - Class A	34	30
Shenzhen Goodix Technology Co., Ltd. - Class A	4	40
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	40
Shenzhen Huaqiang Information Industry Co., Ltd. - Class A	5	18
Shenzhen Kedali Industry Co.Limited - Class A	2	35
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (a)	81	25
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	57
Shenzhen SED Industry Co., Ltd. - Class A	12	32
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	97
Shenzhou International Group Holdings Limited	72	515
Shijiazhuang Changshan Beiming Technology Co., Ltd. - Class A (a)	8	26
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	35
SICC Co., Ltd. - Class A (a)	3	25
Sichuan Changhong Electric Co., Ltd. - Class A	18	24
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	60
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	74
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. - Class H (a)	3	121
Sichuan New Energy Power Company Limited - Class A	17	23
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	61
Sichuan Swellfun Co., Ltd. - Class A	5	28
Sieyuan Electric Co., Ltd. - Class A	7	71
Sinolink Securities Co., Ltd. - Class A	23	28
Sinoma International Engineering Co., Ltd. - Class A	25	30
Sinoma Science & Technology Co., Ltd. - Class A	19	51
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	20
Sinomine Resource Group Co., Ltd. - Class A	6	25
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Shanghai Petrochemical Company Limited - Class A	40	16
Sinopec Shanghai Petrochemical Company Limited - Class H	390	63
Sinopharm Group Co. Ltd. - Class H	123	289
Sinotrans Limited - Class A	51	35
Sinotrans Limited - Class H	106	54
Sinotruk (Hong Kong) Limited	55	160
SKSHU Paint Co., Ltd. - Class A	6	33
Smoore International Holdings Limited (b) (c)	172	401
Soochow Securities Co., Ltd. - Class A	55	67
Southwest Securities Co., Ltd. - Class A	13	8
SPIC Industry-Finance Holdings Co., Ltd - Class A	19	19
Spring Airlines Co., Ltd. - Class A	9	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Starpower Semiconductor Ltd. - Class A	2	27
State Grid Xin Yuan Company Limited - Class A	39	28
Sunny Optical Technology (Group) Company Limited	62	550
Sunshine City Group Co., Ltd. - Class A	31	26
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	5	24
TAL Education Group - Class A - ADR (a)	39	402
Talkweb Information System Co., Ltd. - Class A (a)	10	42
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	28
TBEA Co., Ltd. - Class A	50	83
TCL Technology Group Corporation - Class A	164	99
TCL Zhonghuan Renewable Energy Technology Co., Ltd - Class A	3	3
Tencent Holdings Limited	549	35,376
Tencent Music Entertainment Group	103	1,002
The Pacific Securities Co., Ltd - Class A (a)	46	25
Tianfeng Securities Co., Ltd. - Class A (a)	58	40
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	48
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	28
Tianma Microelectronics Co., Ltd. - Class A (a)	28	34
Tianneng Battery Group Co., Ltd - Class A	4	14
Tianqi Lithium Industry Co., Ltd - Class A (a)	6	26
Tianshan Aluminum Group Co., Ltd. - Class A	37	43
Tianshui Huatian Technology Co., Ltd. - Class A	30	43
Tingyi (Cayman Islands) Holding Corp.	171	251
Tongce Medical Co., Ltd. - Class A	5	27
Tongcheng-Elong Holdings Limited (c)	109	273
Tongfu Microelectronics Co., Ltd. - Class A	12	43
Tongkun Group Co., Ltd. - Class A	16	24
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	40
Tongwei Co., Ltd - Class A (a)	32	74
Trina Solar Co., Ltd. - Class A (a)	15	30
Trip.com Group Limited	52	3,044
Tsinghua Tongfang Co., Ltd. - Class A (a)	32	33
Tsingtao Brewery Co., Ltd. - Class A	5	51
Tsingtao Brewery Co., Ltd. - Class H	58	380
Ubtech Robotics Corp. Ltd. - Class H (a) (b)	20	218
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	5	46
Uni-President China Holdings Ltd	105	127
Unisplendour Corporation Limited - Class A	14	46
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	34
Venustech Group Inc. - Class A	9	21
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	2	33
Vipshop (China) Co., Ltd - ADR	30	446
Wanda Film Holding Co., Ltd. - Class A (a)	19	31
Wanhua Chemical Group Co., Ltd. - Class A	19	145
Want Want China Holdings Limited	393	275
Weichai Power Co., Ltd. - Class A	48	104
Weichai Power Co., Ltd. - Class H	160	325
Western Mining Co., Ltd. - Class A	23	53
Western Securities Co., Ltd. - Class A	16	18
Western Superconducting Technologies Co., Ltd. - Class A	6	47
Wintime Energy Co., Ltd. - Class A	143	27
Wuchan Zhongda Group Co., Ltd. - Class A	44	32
Wuhan Guide Infrared Co., Ltd. - Class A (a)	44	63
Wuliangye Yibin Co., Ltd. - Class A	27	441
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	11	65
WuXi AppTec Co., Ltd. - Class A	15	150
WuXi AppTec Co., Ltd. - Class H (b) (c)	33	336
Wuzhou Minovo Co., Ltd. - Class A	20	30
XCMG Construction Machinery Co., Ltd. - Class A	77	83
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	31
Xiamen C&D Inc. - Class A	28	41
Xiamen Faratronic Co., Ltd. - Class A	2	27
Xiamen Tungsten Co., Ltd. - Class A	12	36
Xiaomi Corporation (a) (c)	1,545	11,874
Xinjiang Daqo New Energy Co. Ltd. - Class A (a)	15	45
Xinjiang Tianshan Cement Co., Ltd. - Class A (a)	30	19
Xinyi Solar Holdings Limited (b)	484	154
Xpeng Inc. - Class A (a)	113	1,019
XtalPi Holdings Limited (a)	204	152
Yadea Group Holdings Ltd (c)	108	173
Yangzijiang Shipbuilding (Holdings) Ltd.	243	427
Yankuang Energy Group Company Limited - Class A	28	47
Yankuang Energy Group Company Limited - Class H (b)	299	298
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	39
Yifeng Pharmacy Chain Co., Ltd. - Class A	1	3
Yongan Futures Co., Ltd. - Class A	5	10
Yonghui Superstores Co., Limited - Class A (a)	67	45
Youngor Group Co., Ltd. - Class A	12	12
Yuexiu Property Company Limited (b)	128	70
Yum China Holdings, Inc.	33	1,465
YUNDA Holding Group Co., Ltd. - Class A	29	27
Yunnan Aluminium Co., Ltd. - Class A	12	27
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	68
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	32
Yunnan Energy New Material Co., Ltd. - Class A (a)	9	38
Yunnan Yuntianhua Co., Ltd. - Class A	16	50
Zangge Mining Company Limited - Class A	13	76
Zeekr Intelligent Technology Holding Limited - ADR (a)	4	107
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	126
Zhaojin Mining Industry Co., Ltd. - Class H	152	401
Zhejiang China Commodities City Group Co., Ltd. - Class A	37	107
Zhejiang Chint Electric Co., Ltd. - Class A	8	25
Zhejiang Dahua Technology Co., Ltd. - Class A	11	23
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	26
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (a)	14	29
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	40
Zhejiang Huayou Cobalt Co., Ltd. - Class A	12	60
Zhejiang Juhua Co., Ltd. - Class A	22	88
Zhejiang Longsheng Group Co., Ltd. - Class A	24	34
Zhejiang NHU Company Ltd. - Class A	31	93
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	5
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class A	24	90
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	47
Zhejiang Supor Co., Ltd. - Class A	6	40
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	21	48
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	3	7
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	19
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	44
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	67
Zheshang Securities Co., Ltd. - Class A	38	58
Zhongjin Gold Corporation Limited - Class A	22	46
Zhongsheng Group Holdings Limited	44	69
Zhongtai Securities Co., Ltd. - Class A	23	21
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	—	3
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	169
Zijin Mining Group Co., Ltd. - Class A	137	375
Zijin Mining Group Co., Ltd. - Class H	526	1,356
ZJLD Group Inc (b)	49	38
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	43
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (b)	158	118
ZTE Corporation - Class A	24	109
ZTE Corporation - Class H	67	207
ZTO Express (Cayman) Inc. (c)	36	638
		231,274
India 19.6%
ABB India Limited	5	359
ACC Limited	7	154
Adani Energy Solutions Limited (a)	32	326
Adani Enterprises Limited	37	1,132

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Adani Gas Limited	19	153
Adani Green Energy (UP) Limited (a)	35	414
Adani Ports and Special Economic Zone Limited	81	1,380
Adani Power Limited (a)	98	670
Aditya Birla Capital Limited (a)	70	227
Alkem Laboratories Limited	6	357
Ambuja Cements Limited	69	468
Apollo Hospitals Enterprise Limited	10	858
Ashok Leyland Limited	133	388
Asian Paints Limited	66	1,796
Astral Limited	11	195
AU Small Finance Bank Limited (c)	46	437
Aurobindo Pharma Ltd	27	352
Avenue Supermarts Limited (a) (c)	15	750
AWL Agri Business Limited (a)	26	80
Axis Bank Limited	205	2,868
Bajaj Auto Limited	6	598
Bajaj Finance Limited	256	2,782
Bajaj Finserv Limited	35	831
Bajaj Holdings & Investment Limited.	2	419
Bajaj Housing Finance Limited (a)	76	108
Balkrishna Industries Limited	7	195
Bandhan Bank Limited (c)	64	142
Bank of Baroda	85	248
Bank of India	89	123
Berger Paints India Limited	22	155
Bharat Electronics Limited	326	1,607
Bharat Forge Ltd	23	356
Bharat Heavy Electricals Limited	114	354
Bharat Petroleum Corporation Limited	183	711
Bharti Airtel Limited	256	6,005
Bharti Hexacom Limited	7	150
Biocon Limited	42	174
Bosch Limited	1	290
Britannia Industries Ltd	12	810
Canara Bank	167	223
CG Power and Industrial Solutions Limited	58	464
Cholamandalam Investment and Finance Company Limited	38	718
Cipla Limited	52	909
Coal India Ltd Govt Of India Undertaking	203	930
Colgate-Palmolive (India) Limited	12	337
Container Corporation	24	213
Coromandel International Limited	11	327
CRISIL Limited	2	121
Cummins India Limited	12	486
Dabur India Limited	59	336
Divis Laboratories Limited	12	978
Dixon Technologies (India) Limited	3	528
DLF Limited	76	741
Dr. Reddy's Laboratories Limited	53	794
Eicher Motors Limited	14	916
Eternal Limited (a)	405	1,250
FSN E-Commerce Ventures Private Limited (a)	108	262
GAIL (India) Limited	259	576
GE Vernova T&D India Limited	11	311
GMR Airports Infrastructure Limited (a)	249	248
Godrej Consumer Products Limited	38	518
Godrej Properties Limited (a)	12	334
Grasim Industries Ltd	36	1,180
Havells India Limited	21	372
HCL Technologies Limited	98	1,968
HDFC Life Insurance Company Limited (c)	92	874
HDFC Asset Management Company Limited	10	587
HDFC Bank Limited	512	11,971
Hero MotoCorp Limited	12	584
Hexaware Technologies Limited	10	102
Hindalco Industries Limited	129	1,046
Hindustan Aeronautics Limited	17	976
Hindustan Petroleum Corporation Limited	88	449
Hindustan Unilever Limited	82	2,197
Hitachi Energy India Limited	1	275
Hyundai Motor India Limited	13	335
ICICI Bank Limited	478	8,069
ICICI Lombard General Insurance Company Limited (c)	21	510
ICICI Prudential Life Insurance Company Limited (c)	34	262
IDFC First Bank Limited	490	416
Indian Bank	26	192
Indian Hotels Company Limited, The	82	725
Indian Oil Corporation Limited	351	603
Indian Railway Catering And Tourism Corporation Limited	26	233
Indian Railway Finance Corporation Limited	152	251
Indian Renewable Energy Development Agency Limited (a)	57	113
Indraprastha Gas Limited	63	160
Indus Towers Limited (a)	117	578
IndusInd Bank Ltd.	52	530
Infosys Limited	370	6,897
Interglobe Aviation Limited (c)	16	1,104
ITC Hotels Limited (a)	87	226
ITC Limited	273	1,325
Jindal Stainless Limited	36	298
Jindal Steel & Power Limited	32	351
Jio Financial Services Limited	281	1,072
JSW Energy Limited	56	344
JSW Infrastructure Limited	33	120
JSW Steel Limited	116	1,383
Jubilant Foodworks Limited	34	281
Kalyan Jewellers India Limited	40	258
Kotak Mahindra Bank Limited	99	2,487
L&T Technology Services Limited	3	129
Larsen and Toubro Limited	61	2,609
Linde India Limited	2	141
Lloyds Metals and Energy Limited	13	237
LTIMindtree Limited (c)	9	537
Lupin Limited	22	509
Macrotech Developers Limited	26	422
Mahindra and Mahindra Limited	88	3,288
Mankind Pharma Limited (a)	10	281
Marico Limited	61	511
Maruti Suzuki India Limited	12	1,723
Max Healthcare Institute Limited	62	920
Mazagon Dock Shipbuilders Limited	7	268
Motilal Oswal Financial Services Limited	17	170
Mphasis Limited	10	331
MRF Limited	—	472
Muthoot Finance Limited	10	308
Nestle India Limited	32	927
NHPC Limited	296	297
NMDC Limited	323	263
NTPC Green Energy Limited (a)	76	93
NTPC Limited	426	1,666
Oberoi Realty Limited	12	263
Oil and Natural Gas Corporation Limited	387	1,102
Oil India Limited	55	277
Oracle Financial Services Software Limited	2	206
Page Industries Limited	1	349
Patanjali Foods Limited	10	196
PB Fintech Limited (a)	32	672
Persistent Systems Limited	10	708
Petronet LNG Limited	67	237
Phoenix Mills Limited, The	20	372
PI Industries Limited	9	424
Pidilite Industries Limited	23	817
Polycab India Limited	6	467
Power Finance Corporation Limited	118	591
Power Grid Corporation of India Limited	410	1,437
Premier Energies Limited	8	102
Prestige Estates Projects Limited	16	317
Procter & Gamble Hygiene and Health Care Limited	1	149
Punjab National Bank	201	260
Rail Vikas Nigam Limited	51	236
REC Limited	103	483
Reliance Industries Limited	655	11,447
Samvardhana Motherson International Limited	284	514
SBI Cards and Payment Services Private Limited	29	318

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
SBI Life Insurance Company Limited (c)	38	820
Schaeffler India Limited	4	181
Shree Cement Limited	2	562
Shriram Finance Limited	115	946
Siemens Limited	8	311
Solar Industries Limited	2	466
Sona BLW Precision Forgings Limited	33	188
SRF Limited	11	412
State Bank of India	161	1,545
Steel Authority of India Limited	115	177
Sun Pharma Advanced Research Company Limited	105	2,043
Sundaram Finance Limited	9	557
Suzlon Energy Limited (a)	1,125	893
Swiggy Limited (a)	27	125
Tata Communications Limited	11	211
Tata Consultancy Services Limited	91	3,658
Tata Consumer Products Limited	59	755
Tata Elxsi Limited	3	220
Tata Motors Limited	189	1,516
Tata Steel Limited	744	1,388
Tata Technologies Limited	13	104
Tech Mahindra Limited	59	1,157
The Supreme Industries Limited	6	306
The Tata Power Company Limited	154	732
Thermax Limited.	3	128
Titan Company Limited	37	1,603
Torrent Pharmaceuticals Ltd	9	361
Torrent Power Limited	18	302
Trent Limited	16	1,180
Tube Investments of India Limited	11	388
TVS Motor Company Limited	22	738
UltraTech Cement Limited	11	1,575
Union Bank of India	136	244
United Spirits Limited	28	468
UNO Minda Limited	20	259
UPL Limited	51	395
Varun Beverages Limited	131	701
Vedanta Limited	157	844
Vishal Mega Mart Ltd. (a)	96	149
Vodafone Idea Limited (a)	2,674	232
Voltas Limited	22	339
Waaree Energies Limited (a)	3	110
Wipro Limited	278	862
Yes Bank Limited (a)	1,848	439
Zydus Lifesciences Limited	25	284
		162,566
Taiwan 18.6%
Accton Technology Corporation	46	1,151
Acer Inc.	262	272
Advantech Co., Ltd.	45	528
Airtac International Group	12	354
Alchip Technologies, Limited	7	744
ASE Technology Holding Co., Ltd.	297	1,484
Asia Cement Corporation	233	341
Asia Vital Components Co., Ltd.	30	766
ASUSTeK Computer Inc.	64	1,412
AUO Corporation	621	263
Catcher Technology Co., Ltd.	59	428
Cathay Financial Holding Co., Ltd.	839	1,803
Chailease Holding Company Limited	140	605
Chang Hwa Commercial Bank, Ltd.	515	329
Cheng Shin Rubber Ind. Co., Ltd.	220	285
Chicony Electronics Co., Ltd	56	250
China Airlines, Ltd.	240	178
China Steel Corporation	1,041	671
Chunghwa Telecom Co., Ltd.	349	1,614
Compal Electronics, Inc.	356	354
CTBC Financial Holding Co., Ltd.	1,741	2,603
Delta Electronics, Inc.	173	2,444
E Ink Holdings Inc.	82	620
E.Sun Financial Holding Company, Ltd.	1,410	1,585
Eclat Textile Corporation Ltd.	18	253
Elite Material Co., Ltd.	27	819
eMemory Technology Inc.	6	486
EVA Airways Corporation	247	338
Evergreen Marine Corporation (Taiwan) Ltd.	97	659
Far Eastern New Century Corporation	316	356
Far EasTone Telecommunications Co., Ltd.	160	491
Feng Tay Enterprises Co., Ltd.	64	268
First Financial Holding Co., Ltd.	986	980
Formosa Chemicals & Fibre Corporation	334	262
Formosa Petrochemical Corporation	111	137
Formosa Plastics Corporation	422	503
Fortune Electric Co., Ltd.	22	432
FOXCONN Technology Co., Ltd.	115	251
Fubon Financial Holding Co., Ltd.	805	2,407
Giga-Byte Technology Co., Ltd.	54	525
Global Unichip Corp.	7	315
GlobalWafers Co., Ltd.	24	248
Highwealth Construction Corp.	144	204
HIWIN Technologies Corp.	25	181
Hon Hai Precision Industry Co., Ltd.	1,090	6,009
Hotai Motor Co., Ltd.	43	828
Hua Nan Financial Holdings Co., Ltd.	898	836
Innolux Corporation	707	284
International Games System Co., Ltd.	24	706
Inventec Corporation	271	393
Jentech Precision Industrial Co., Ltd.	8	416
KGI Financial Holding Co., Ltd.	1,394	714
Largan Precision Co., Ltd.	9	735
Lite-On Technology Corporation	195	739
Lotes Co., Ltd	9	417
MediaTek Inc.	140	5,998
Mega Financial Holdings Co., Ltd.	1,028	1,443
Micro-Star International Co., Ltd.	70	345
Momo.Com Inc.	7	61
Nan Ya Plastics Corporation	513	479
Nan Ya Technology Corporation (a)	115	202
Nien Made Enterprise Co., Ltd.	15	210
Novatek Microelectronics Corporation	55	1,028
PEGATRON Corporation	200	528
PharmaEssentia Corp.	25	470
Phison Electronics Corporation	18	310
Pou Chen Corporation	246	261
Powertech Technology Inc.	64	289
President Chain Store Corporation	53	466
Quanta Computer Inc.	262	2,467
Realtek Semiconductor Corporation	45	874
Ruentex Development Co., Ltd.	175	178
Shanghai Commercial & Savings Bank, Ltd., The	367	582
Shin Kong Financial Holding Co., Ltd. (a)	1,510	585
Silergy Corp.	31	377
SinoPac Financial Holdings Company Limited	1,216	1,009
Synnex Technology International Corporation	116	256
Taishin Financial Holding Co., Ltd.	1,220	657
Taiwan Business Bank, Ltd.	647	340
Taiwan Cooperative Bank, Ltd.	958	811
Taiwan High Speed Rail Corporation	142	137
Taiwan Mobile Co., Ltd.	125	492
Taiwan Semiconductor Manufacturing Company Limited	2,189	79,273
Tatung Co.	156	212
TCC Group Holdings Co., Ltd.	624	545
TECO Electric & Machinery Co., Ltd.	133	216
Tripod Technology Corporation	46	391
Unimicron Technology Corp.	124	485
Uni-President Enterprises Corp.	442	1,226
United Microelectronics Corporation	1,090	1,645
Vanguard International Semiconductor Corporation	94	324
Voltronic Power Technology Corporation	6	259
Walsin Lihwa Corporation	273	203
Wan Hai Lines Ltd.	136	416
Wistron Corporation	255	1,072
Wiwynn Corporation	10	869
WPG Holdings Limited	157	378
WT Microelectronics Co., Ltd.	63	278
Yageo Corporation	43	714
Yang Ming Marine Transport Corporation	164	400
Yuanta Financial Holding Co., Ltd	1,081	1,265

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Zhen Ding Technology Holding Limited	64	221
		154,523
South Korea 10.0%
ALTEOGEN Inc. (a)	4	998
Amorepacific Corporation	3	260
Celltrion Inc.	14	1,698
CJ CheilJedang Corp.	1	145
CJ Corporation	1	146
Coway Co., Ltd.	5	332
DB Insurance Co., Ltd.	4	390
Doosan Bobcat Inc.	5	200
Doosan Enerbility Co., Ltd. (a)	40	2,054
Ecopro BM Co., Ltd. (a)	4	317
Ecopro Co., Ltd	9	310
EcoPro Materials Co., Ltd. (a)	2	70
GS Holdings Corp.	7	244
Hana Financial Group Inc.	26	1,648
Hanjin Kal Co., Ltd.	2	189
Hankook Tire & Technology Co., Ltd	6	190
Hanmi Science Co., Ltd.	1	141
HANMI Semiconductor Co., Ltd.	4	310
Hanwha Aerospace CO., LTD.	3	1,752
Hanwha Ocean Co., Ltd. (a)	11	625
Hanwha Solutions Corporation	9	217
HD Hyundai Co., Ltd.	4	365
HD Hyundai Electric Co., Ltd.	2	757
HD Hyundai Marine Solution Co., Ltd.	1	113
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4	1,127
HLB Co., Ltd (a)	11	394
HMM Co., Ltd.	26	428
HYBE Co., Ltd.	2	447
Hyundai Glovis Co., Ltd.	3	319
Hyundai Heavy Industries Co., Ltd.	2	638
Hyundai Mobis Co., Ltd.	6	1,198
Hyundai Motor Company	13	2,011
Hyundai Rotem Company	6	942
Industrial Bank of Korea	24	321
Kakao Corp.	28	1,232
Kakao Pay Corp. (a)	2	111
KakaoBank Corp.	31	698
KB Financial Group Inc.	33	2,739
KIA Corporation	22	1,586
Korea Aerospace Industries, Ltd.	7	443
Korea Electric Power Corp	23	673
Korea Investment Holdings Co., Ltd.	4	391
Korea Zinc Co., Ltd.	1	573
Korean Air Lines Co., Ltd.	16	276
Krafton, Inc. (a)	3	756
KT&G Corporation	10	923
LG Chem, Ltd.	4	665
LG CNS Co., Ltd.	3	156
LG Corp.	10	568
LG Display Co., Ltd. (a)	23	153
LG Electronics Inc.	9	502
LG Energy Solution Ltd. (a)	4	849
LG H&H Co., Ltd.	1	219
LG Uplus Corp.	18	195
Meritz Financial Group Inc.	7	601
Mirae Asset Securities Co., Ltd.	17	266
NAVER Corporation	13	2,533
Netmarble Corp.	2	92
NH Investment & Securities Co., Ltd.	12	182
Orion Incorporation	2	153
POSCO Future M Co., Ltd. (a)	3	241
POSCO Holdings Inc.	6	1,240
POSCO ICT Company Ltd.	4	63
Posco International Corporation	4	154
Samsung Biologics Co., Ltd. (a)	2	1,214
Samsung C&T Corporation	7	877
Samsung Card Co., Ltd.	2	68
Samsung Electro-Mechanics Co., Ltd.	5	464
Samsung Electronics Co., Ltd.	436	19,274
Samsung Engineering Co., Ltd.	15	252
Samsung Fire & Marine Insurance Co., Ltd.	3	886
Samsung Heavy Industries Co., Ltd (a)	62	768
Samsung Life Insurance Co., Ltd.	9	869
Samsung SDI Co., Ltd.	5	669
Samsung SDS Co., Ltd.	3	428
Samsung Securities Co., Ltd.	6	330
Shinhan Financial Group Co., Ltd.	41	1,839
SK Biopharmaceuticals Co., Ltd. (a)	3	182
SK Hynix Inc.	49	10,602
SK Inc.	3	485
SK innovation Co., Ltd.	6	518
SK Square Co., Ltd. (a)	8	1,013
SK Telecom Co., Ltd.	9	385
SKC Co., Ltd. (a)	1	117
S-Oil Corporation	4	162
Woori Financial Group Inc.	58	966
Yuhan Corporation	5	381
		83,278
Saudi Arabia 3.3%
Acwa Power Company	12	844
ADES Holding Company	38	141
Al Nahdi Medical Co	4	141
Al Rajhi Banking and Investment Corporation	177	4,470
Alinma Bank	115	822
Almarai Company	42	567
Arab National Bank	81	469
Arabian Internet And Communications Services Company	2	170
Bank AlBilad	66	463
Bank Aljazira	65	221
Banque Saudi Fransi	111	529
BUPA Arabia for Cooperative Insurance Company	7	350
Dar AL-Arkan Real Estate Development Company (a)	45	232
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	9	663
Elm Company	2	592
Etihad Etisalat Company	37	582
Jabal Omar Development Company (a)	49	263
Jarir Marketing Company	43	144
Makkah Construction & Development Company	8	196
Mouwasat Medical Services Co.	10	193
Rabigh Refining and Petrochemical Company (a)	41	79
Riyad Bank	137	1,046
SAL Saudi Logistics Services Company	2	111
Santana Mining Inc. (a)	113	1,609
Saudi Arabian Fertilizer Company	21	595
Saudi Arabian Oil Company (c)	528	3,424
Saudi Aramco Base Oil Company Luberef	5	132
Saudi Basic Industries Corporation	82	1,198
Saudi British Bank	92	830
Saudi Electricity Company	62	243
Saudi Industrial Investment Group	32	142
Saudi International Petrochemical Company (Sipchem)	26	137
Saudi National Bank, The	263	2,539
Saudi Research & Marketing Group (a)	3	157
Saudi Tadawul Group Holding Company	5	231
Saudi Telecom Company	168	1,908
Savola Group (a)	14	107
The Company For Cooperative Insurance	7	284
The Saudi Investment Bank	48	188
Umm Al Qura For Development And Construction Company (a)	40	267
Yanbu National Petrochemical Company	19	157
		27,436
South Africa 2.9%
ABSA Group	75	746
Aspen Pharmacare Holdings Limited	34	228
Bid Corporation	31	825
Bidvest Group, The	30	394
Capitec Bank Holdings	9	1,737
Clicks Group	21	440
Discovery	47	565
FirstRand Limited	507	2,167
Gold Fields Limited	81	1,904

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Harmony Gold Mining Company	49	679
Impala Platinum Holdings Limited (a)	81	728
Kumba Iron Ore Ltd (c)	6	91
Mr Price Group (b)	24	306
MTN Group	155	1,231
Naspers Limited - Class N	15	4,591
Nedbank Group Limited	41	558
Northam Platinum Limited (b)	34	372
OM Residual UK Ltd	385	262
Pepkor Holdings (c)	170	262
Rand Merchant Investment Holdings Limited	84	371
Remgro	47	420
Sanlam	161	806
Shoprite Holdings	49	763
Sibanye Stillwater (a) (b)	264	481
Standard Bank Group	119	1,529
Valterra Platinum (b)	16	706
Vodacom Group	48	370
Woolworths Holdings Limited	90	263
		23,795
Brazil 2.6%
Alupar Investimento S.A.	18	105
Ambev S.A.	389	951
B3 S.A. - Brasil, Bolsa, Balcao	471	1,262
Banco Bradesco S/A.	138	366
Banco BTG Pactual S/A	127	985
Banco do Brasil S.A	149	607
Banco Santander (Brasil) S.A.	40	221
BB Seguridade Participacoes S.A.	55	362
BRF S.A. (a)	52	191
Caixa Seguridade Participacoes S/A	51	137
Centrais Eletricas Brasileiras S/A - Eletrobras	93	692
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	42	924
Companhia Energetica de Minas Gerais-CEMIG	35	100
Companhia Paranaense De Energia	75	160
CPFL Energia S/A	18	131
CSN Mineracao S.A.	64	59
Embraer S.A.	63	893
Energisa S/A	25	222
ENGIE Brasil Energia S.A.	25	210
Equatorial Energia S.A	113	756
Hapvida Participacoes E Investimentos S/A (c)	33	221
Itausa S.A.	138	279
Klabin S.A.	76	261
Localiza Rent A Car SA	88	658
Motiva Infraestrutura De Mobilidade S.A.	94	240
Neoenergia S.A.	48	224
Petroleo Brasileiro S/A Petrobras.	331	2,069
Porto Seguro S/A	17	173
Prio S.A. (a)	78	606
Raia Drogasil S.A.	112	313
Rede D'or Sao Luiz S.A.	113	737
Rumo S.A.	102	347
Suzano SA	60	568
Telefonica Brasil S.A.	69	396
TIM S.A	71	285
Vale S.A.	327	3,169
Vibra Energia S/A	95	380
WEG SA	143	1,126
		21,386
United Arab Emirates 2.5%
Abu Dhabi Commercial Bank PJSC	269	986
Abu Dhabi Islamic Bank	134	787
Abu Dhabi National Oil Company	236	236
Abu Dhabi Ports Company PJSC (a)	72	80
Adnoc Drilling Company PJSC	247	384
ADNOC Logistics & Services PLC	115	147
AFORTI Holding S.A. (a)	310	294
Aldar Properties - P J S C	339	825
Alpha Dhabi Holding	139	467
Dubai Electricity and Water Authority	849	653
Dubai Islamic Bank (P S C) Br.	249	616
Emaar Development LLC	79	290
Emaar Properties (P.J.S.C)	566	2,097
Emirates Integrated Telecommunications Company PJSC	75	202
Emirates NBD Bank (P.J.S.C)	219	1,361
Emirates Telecommunications Group Company (Etisalat Group) PJSC	313	1,499
First Abu Dhabi Bank P.J.S.C.	404	1,827
International Holdings Limited (a)	67	7,309
Multipleplay Group PJSC (a)	315	207
Pure Health Holding L.L.C	296	217
Salik Company P.J.S.C. (c)	178	293
Talabat Holding PLC	407	149
		20,926
Mexico 1.8%
America Movil, S.A.B. De C.V.	1,593	1,427
Arca Continental S.A.B. de C.V.	44	465
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (b)	227	313
Becle, S.A.B. de C.V. (b)	35	42
CEMEX S.A.B. de C.V. - Series A	1,357	940
Coca-Cola FEMSA, S.A.B. de C.V.	48	468
El Puerto De Liverpool, S.A.B. De C.V.	20	111
Fomento Economico Mexicano, S.A. B. De C.V.	184	1,897
Gmexico Transportes, S.A.B. De C.V.	43	73
GRUMA, S.A.B. de C.V. - Class B	15	264
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	35	802
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	15	490
Grupo Bimbo S.A.B. de C.V. - Class A (b)	114	318
Grupo Carso, S.A.B. De C.V. (b)	50	354
Grupo Comercial Chedraui, S.A.B. de C.V. (b)	23	184
Grupo Financiero Banorte, S.A.B. de C.V.	254	2,330
Grupo Financiero Inbursa, S.A.B. de C.V.	212	549
Grupo Mexico, S.A.B. de C.V. - Class B	282	1,703
Industrias Penoles, S.A.B. de C.V. (a)	16	460
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A (b)	145	266
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	14	161
Wal - Mart de Mexico, S.A.B. de C.V.	448	1,482
		15,099
Malaysia 1.5%
99 Speed Mart Retail Holdings Berhad	143	71
Ammb Holdings Berhad	250	303
Axiata Group Berhad	162	89
Celcomdigi Berhad	340	317
CIMB Group Holdings Berhad	750	1,211
Gamuda Berhad	478	544
Genting Berhad	177	128
Hong Leong Bank Berhad	66	305
Hong Leong Financial Group Berhad	29	116
IHH Healthcare Berhad	204	330
IOI Corporation Berhad	256	227
KLCC Property Holdings Berhad	46	96
Kuala Lumpur Kepong Berhad	44	216
Kumpulan Sime Darby Berhad	234	92
Malayan Banking Berhad	686	1,581
Maxis Communications Berhad	289	248
MISC Berhad	174	315
Mr D.I.Y. Group (M) Berhad	318	124
Nestle (Malaysia) Berhad	6	104
Petronas Chemicals Group Berhad	275	228
Petronas Dagangan Berhad	30	155
Petronas Gas Berhad	83	347
PPB Group Berhad	70	171
Press Metal Berhad	347	427
Public Bank Berhad	1,387	1,419
QL Resources Berhad	176	192
RHB Bank Berhad	354	530
Sime Darby Plantation Berhad	198	219
Sunway City SDN. BHD.	233	261
Telekom Malaysia Berhad	214	334
Tenaga Nasional Berhad	422	1,441
Westports Holdings Berhad	128	164
YTL Corporation Berhad	434	240

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
YTL Power International Berhad	271	256
		12,801
Indonesia 1.3%
Aneka Tambang (Persero), PT TBK	654	123
PT. Adaro Energy Indonesia Tbk	1,191	135
PT. Amman Mineral Internasional (a)	692	361
PT. Astra International Tbk	1,665	462
PT. Bank Central Asia Tbk	4,971	2,653
PT. Bank Mandiri (Persero) Tbk.	3,297	992
PT. Bank Negara Indonesia (Persero), Tbk.	1,251	318
PT. Bank Rakyat Indonesia (Persero) Tbk.	5,898	1,359
PT. Barito Pacific Tbk	2,273	233
PT. Barito Renewables Energy	1,398	506
PT. Chandra Asri Petrochemical	805	491
PT. Charoen Pokphand Indonesia Tbk	659	191
PT. Dayamitra Telekomunikasi	1,118	38
PT. Dian Swastatika Sentosa Tbk (a)	146	483
PT. Golden Energy Mines	57	32
PT. Goto Gojek Tokopedia (a)	72,656	260
PT. Indofood Cbp Sukses Makmur	190	123
PT. Indofood Sukses Makmur	398	199
PT. Indosat	529	68
PT. Kalbe Farma Tbk	1,693	159
PT. Mayora Indah Tbk	280	36
PT. Merdeka Copper Gold Tbk (a)	1,079	134
PT. Multipolar Technology Tbk	11	24
PT. Pantai Indah Kapuk Dua	178	125
PT. Permata Bank .Tbk	152	26
PT. Petrindo Jaya Kreasi Tbk.	152	118
PT. Sumber Alfaria Trijaya	1,308	193
PT. Telekomunikasi Indonesia (Persero) Tbk	4,376	750
PT. Tower Bersama Infrastructure Tbk	191	27
PT. Trimegah Bangun Persada	864	35
PT. Unilever Indonesia, Tbk.	576	51
PT. United Tractors Tbk	133	176
		10,881
Thailand 1.0%
Advanced Info Service PLC. - NVDR	18	156
Advanced Info Service PLC.	83	707
Airports of Thailand Public Company Limited	190	177
Airports of Thailand Public Company Limited - NVDR (b)	213	199
Bangkok Bank Public Company Limited - NVDR	35	151
Bangkok Dusit Medical Services Public Company Limited.	433	277
Bangkok Expressway and Metro Public Company Limited	484	71
Bangkok Expressway and Metro Public Company Limited - NVDR	367	54
Berli Jucker Public Company Limited - NVDR	114	67
Berli Jucker Public Company Limited	8	5
BTS Group Holdings Public Company Limited (a)	171	19
BTS Group Holdings Public Company Limited - NVDR (a)	371	41
Bumrungrad Hospital Public Company Limited - NVDR	28	119
Bumrungrad Hospital Public Company Limited	9	40
Central Pattana Public Company Limited	62	88
Central Pattana Public Company Limited - NVDR	70	99
Central Retail Corporation Public Company Limited - NVDR (b)	70	38
Central Retail Corporation Public Company Limited	193	105
Charoen Pokphand Foods Public Company Limited	234	166
CP ALL Public Company Limited - NVDR	184	249
CP ALL Public Company Limited	245	332
CP Axtra Public Company Limited - NVDR (b)	142	78
Delta Electronics (Thailand) Public Company Ltd.	416	1,231
Global Power Synergy Public Company Limited	49	44
Gulf Development Public Company Limited - NVDR (a)	252	301
Gulf Development Public Company Limited (a)	397	474
Home Product Center Public Company Limited	426	85
Indorama Ventures Public Company Limited - NVDR (b)	188	117
Kasikornbank Public Company Limited	87	411
Krungthai Bank Public Company Limited	455	298
Krungthai Card Public Company Limited	12	9
Krungthai Card Public Company Limited - NVDR (b)	134	99
Minor International Public Company Limited - NVDR (b)	54	39
Minor International Public Company Limited	164	117
Muangthai Capital Public Company Limited	92	100
PTT Exploration And Production Public Company Limited	131	441
PTT Oil And Retail Business Public Company Limited - NVDR (b)	383	133
PTT Public Company Limited	472	436
PTT Public Company Limited - NVDR (b)	294	272
SCB X Public Company Limited - NVDR	68	245
SCB X Public Company Limited	16	58
Thai Life Insurance Public Company Limited - NVDR	270	83
The Siam Cement Public Company Limited	34	175
TMB Bank Thanachart Public Company Limited (b)	4,104	239
		8,645
Kuwait 0.8%
Boubyan Bank K.S.C.P	140	329
Gulf Bank K.S.C.P.	234	275
Kuwait Finance House KSCP	1,225	3,216
Mabanee Company (K.P.S.C)	63	182
Mobile Telecommunications Company. K.S.C.P	214	338
National Bank of Kuwait K.S.C.	818	2,674
		7,014
Qatar 0.8%
Dukhan Bank (Qp.S.C.)	245	245
Industries Qatar Q.S.C.	259	878
Masraf Al Rayan	609	389
Mesaieed Petrochemical Holding Company Q.P.S.C.	408	151
Ooredoo Q.P.S.C	111	389
Qatar Electricity & Water Company	52	230
Qatar Fuel (WOQOD)	71	291
Qatar Gas Transport Company Ltd.	318	432
Qatar International Islamic Bank (Q.P.S.C)	107	319
Qatar Islamic Bank (Q.P.S.C.)	157	957
Qatar National Bank (Q.P.S.C.)	392	1,871
The Commercial Bank (P.S.Q.C.)	300	375
		6,527
Hong Kong 0.6%
BOC Hong Kong (Holdings) Limited	324	1,415
C&D International Investment Group Limited	61	124
Central New Energy Holding Group Ltd. (a) (b) (c)	118	120
China Resources Beer (Holdings) Company Limited	133	428
China Resources Power Holdings Company Limited	179	433
Chow Tai Fook Jewellery Group Limited	153	262
Giant Biogene Holding Co Ltd	37	276
Guangdong Investment Limited	270	226
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	53	171
Kingboard Laminates Holdings Limited	46	56
Orient Overseas (International) Limited	11	187
Sino Biopharmaceutical Limited	927	625
Xinyi Glass Holdings Limited (b)	131	126
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	60	424
		4,873
Greece 0.6%
Alpha Bank S.A. (a)	185	650
Eurobank Ergasias Services And Holdings S.A - Class R	219	752
Greek Organisation of Football Prognostics S.A. - Class R	15	349
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	18	340
Jumbo S.A. - Class R	10	334
Metlen Energy & Metals S.A. - Class R	9	486
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	6	173

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
National Bank of Greece SA - Class R	75	954
Piraeus Financial Holdings S.A. - Class R	68	472
Public Power Corporation S.A. - Class R	16	256
		4,766
Turkey 0.6%
Akbank Turk Anonim Sirketi - Class A	266	457
Aselsan Inc. - Class A	110	418
BIM Birlesik Magazalar Anonim Sirketi - Class A	39	486
Coca-Cola Icecek Anonim Sirketi - Class A	77	95
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	74	123
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	339	228
Ford Otomotiv Sanayi Anonim Sirketi - Class A	59	132
Haci Omer Sabanci Holding Anonim Sirketi - Class A	127	288
KOC Holding Anonim Sirketi - Class A	72	280
Petrokent Turizm A.S. (a)	13	73
SASA Polyester Sanayi A.S. - Class A (a)	967	74
Tofas Turk Otomobil Fabrikasi A.S. - Class A	9	46
Turk Hava Yollari Anonim Ortakligi - Class A	62	442
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	31	45
Turkcell Iletisim Hizmetleri A.S. - Class A	113	275
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	200
Turkiye Is Bankasi Anonim Sirketi	—	24
Turkiye Is Bankasi Anonim Sirketi - Class C	808	272
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	92	325
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi - Class A	115	104
Turkiye Vakiflar Bankasi T.A.O. - Class A (a)	137	91
Yapi ve Kredi Bankasi A.S. - Class A (a)	263	210
		4,688
Philippines 0.5%
Aboitiz Equity Ventures, Inc.	191	119
Aboitiz Power Corporation	86	63
Ayala Corporation	22	227
Ayala Land Inc.	579	278
Bank of The Philippine Islands	187	433
BDO Unibank, Inc.	197	535
Emperador Inc.	227	60
International Container Terminal Services, Inc.	72	526
Jollibee Foods Corporation	44	169
Manila Electric Company	26	252
Metropolitan Bank & Trust Company	160	206
Monde Nissin Corporation	405	53
PLDT Inc.	7	149
San Miguel Corporation	45	63
SM Investments Corporation	43	664
SM Prime Holdings, Inc.	966	403
Universal Robina Corporation	84	134
		4,334
Chile 0.5%
Banco de Chile	3,882	587
Banco de Credito e Inversiones	9	388
Banco Santander-Chile	5,002	314
Cencosud S.A.	131	445
Compania Sud Americana de Vapores S.A.	1,357	69
Empresas CMPC S.A.	97	148
Empresas Copec S.A.	39	262
Enel Americas S.A.	1,971	192
Enel Chile S.A.	2,183	162
Falabella S.A.	119	634
LATAM Airlines Group S.A.	19,340	392
Plaza S.A.	54	120
Quinenco S.A.	28	111
		3,824
Hungary 0.3%
MOL Hungarian Oil and Gas Public Limited Company	36	313
OTP Bank Nyrt.	19	1,537
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	11	339
		2,189
Peru 0.2%
Credicorp Ltd.	6	1,334
Inretail Peru Corp. (c)	2	61
		1,395
United States of America 0.2%
BeOne Ltd. - Class A (a)	1	17
BeOne Medicines AG (a) (c)	67	1,258
		1,275
Czech Republic 0.1%
CEZ, a. s. (b)	15	905
Komercni banka, a.s.	6	313
		1,218
Colombia 0.1%
Ecopetrol S.A.	427	189
Grupo Cibest S A	26	323
Grupo Energia Bogota S.A. ESP	277	205
Interconexion Electrica S A E S P	44	214
		931
Luxembourg 0.1%
Reinet Investments S.C.A.	13	412
Egypt 0.0%
Commercial International Bank Egypt S.A.E	182	310
Singapore 0.0%
BOC Aviation Limited (c)	20	168
Australia 0.0%
Yancoal Australia Ltd (b)	32	120
Russian Federation 0.0%
Bank VTB (Publichnoe Aktsionernoe Obshchestvo) (a) (c) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (c) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (c) (d)	1,618	—
Public Joint Stock Company Magnit (a) (c) (d)	10	—
Public Joint Stock Company Magnitogorsk Metallurgical Works (a) (c) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (c) (d)	115	—
Public Joint Stock Company Novatek (a) (c) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (c) (d)	167	—
Public Joint Stock Company Oil Company Lukoil (a) (c) (d)	49	—
Public Joint Stock Company Oil Company Rosneft (a) (c) (d)	301	—
Public Joint Stock Company Phosagro (a) (c) (d)	6	—
Public Joint Stock Company Phosagro (a) (c) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (c) (d)	15	—
Public Joint Stock Company Polyus (a) (c) (d)	4	—
Public Joint Stock Company Rostelecom (a) (c) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	220	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (c) (d)	189	—
Public Joint-Stock Company Inter RAO UES (a) (c) (d)	4,398	—
Public Joint-Stock Company Severstal (a) (c) (d)	27	—
United Company RUSAL PLC (a) (c) (d)	320	—
Total Common Stocks (cost $764,694)		816,654
PREFERRED STOCKS 1.7%
Brazil 1.1%
Banco Bradesco S/A. (f)	479	1,482
Centrais Eletricas Brasileiras S/A - Eletrobras - Series B	23	185
Companhia Energetica de Minas Gerais-CEMIG	168	335

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Companhia Paranaense De Energia - Series B	100	230
Gerdau S.A.	109	320
Itau Unibanco Holding S.A. (f)	481	3,263
Itausa S.A.	542	1,092
Petroleo Brasileiro S/A Petrobras. (f)	417	2,410
		9,317
South Korea 0.4%
Hyundai Motor Company, 1.00% (g)	2	190
Hyundai Motor Company, 2.00% (g)	3	386
LG Chem, Ltd., 1.00% (g)	1	52
LG Electronics Inc.	2	63
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	94
Samsung Electronics Co., Ltd., 1.00% (g)	74	2,713
Samsung Fire & Marine Insurance Co., Ltd.	—	28
		3,526
Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	403	56
Grupo Cibest S A	40	448
Grupo de Inversiones Suramericana S.A.	11	97
		601
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	14	485
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (c) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (c) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (c) (d)	9	—
Total Preferred Stocks (cost $15,689)		13,929
RIGHTS 0.0%
United States of America 0.0%
Hanwha Aerospace CO., LTD. (a) (h)	—	24
South Korea 0.0%
POSCO Future M Co., Ltd. (a) (h)	—	7
Taiwan 0.0%
Acer Inc. (a) (h)	—	—
Total Rights (cost $0)		31
WARRANTS 0.0%
United States of America 0.0%
YTL Corporation Berhad (a) (h)	87	23
Total Warrants (cost $0)		23
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.20% (i) (j)	8,534	8,534
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (i) (j)	4,227	4,227
Total Short Term Investments (cost $12,761)		12,761
Total Investments 101.5% (cost $793,144)		843,398
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net (1.5)%		(12,499)
Total Net Assets 100.0%		830,924

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $167 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,915	56,520	56,901	119	—	—	8,534	1.0
JNL Government Money Market Fund, 4.30% - Class SL	1,109	15,364	12,246	54	—	—	4,227	0.5
	10,024	71,884	69,147	173	—	—	12,761	1.5

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	31,127	22,792	2.8
AU Small Finance Bank Limited	04/28/21	329	437	0.1
Avenue Supermarts Limited	04/28/21	615	750	0.1
Baidu, Inc. - Class A	06/18/21	4,418	2,066	0.3
Bandhan Bank Limited	04/28/21	273	142	—
Bank VTB (Publichnoe Aktsionernoe Obshchestvo)	04/26/21	600	—	—
BeOne Medicines AG	04/26/21	1,515	1,258	0.2
BOC Aviation Limited	04/26/21	165	168	—
Central New Energy Holding Group Ltd.	06/20/25	125	120	—
CGN Power Co., Ltd. - Class H	04/26/21	257	288	—
Chifeng Jilong Gold Mining Co., Ltd. - Class H	06/20/25	59	54	—
China Feihe Limited	04/26/21	923	256	—
China International Capital Corporation Limited - Class H	04/26/21	309	330	—
China Literature Limited	04/26/21	320	135	—
China Merchants Securities Co., Ltd. - Class H	05/20/21	79	84	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Resources Mixc Lifestyle Services Limited	06/18/21	356	291	—
China Resources Pharmaceutical Group Limited	06/16/23	145	106	—
China Zheshang Bank Co., Ltd. - Class H	06/16/23	50	50	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	240	371	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	139	—
Guotai Haitong Securities Co., Limited - Class H	04/26/21	380	325	—
Haidilao International Holding Ltd.	04/26/21	438	249	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	501	387	0.1
Hapvida Participacoes E Investimentos S/A	04/26/21	1,079	221	—
HDFC Life Insurance Company Limited	04/28/21	844	874	0.1
Hua Hong Semiconductor Limited	06/16/23	184	280	—
Huatai Securities Co., Ltd. - Class H	04/26/21	235	254	—
ICICI Lombard General Insurance Company Limited	04/28/21	414	510	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	242	262	—
Innovent Biologics, Inc. - Class B	04/26/21	636	1,190	0.2
Inretail Peru Corp.	05/19/21	93	61	—
Interglobe Aviation Limited	04/28/21	471	1,104	0.1
JD Health International Inc.	06/18/21	1,021	538	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	2,709	2,119	0.3
Kumba Iron Ore Ltd	04/26/21	198	91	—
Laopu Gold Co., Ltd. - Class H	06/20/25	325	400	0.1
LTIMindtree Limited	04/28/21	490	537	0.1
Meituan - Class B	04/26/21	9,783	7,770	0.9
New Oriental Education & Technology Group Inc.	06/16/23	563	705	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	845	811	0.1
Orient Securities Company Limited - Class H	05/20/21	57	64	—
Pepkor Holdings	05/19/21	204	262	—
POP MART International Group Limited	12/15/23	201	2,011	0.3
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	478	580	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	04/26/21	3,743	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Magnitogorsk Metallurgical Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	05/06/21	361	—	—
Public Joint Stock Company Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company Phosagro	05/19/21	322	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint-Stock Company Inter RAO UES	04/26/21	271	—	—
Public Joint-Stock Company Severstal	04/26/21	411	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	60	—
Salik Company P.J.S.C.	12/16/22	120	293	—
Saudi Arabian Oil Company	04/26/21	4,347	3,424	0.4
SBI Life Insurance Company Limited	04/28/21	498	820	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	133	225	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/20/25	35	36	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	68	—
Smoore International Holdings Limited	04/26/21	1,273	401	0.1
Tongcheng-Elong Holdings Limited	04/26/21	210	273	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	358	336	—
Xiaomi Corporation	12/20/24	6,359	11,874	1.4
Yadea Group Holdings Ltd	12/16/22	181	173	—
ZTO Express (Cayman) Inc.	06/21/21	1,064	638	0.1
		104,768	70,063	8.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	223	September 2025	13,550	25	204

JNL Emerging Markets Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CNY	BOA	07/02/25	CNY	(710)	(99)	—
USD/HKD	CIT	07/03/25	HKD	(1,000)	(127)	—
					(226)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	53,242	763,412	—	816,654
Preferred Stocks	9,802	4,127	—	13,929
Rights	—	31	—	31
Warrants	—	23	—	23
Short Term Investments	12,761	—	—	12,761
	75,805	767,593	—	843,398
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	204	—	—	204
	204	—	—	204
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.5%
Japan 23.2%
Advantest Corporation	118	8,710
AEON Co., Ltd. (a)	133	4,097
AGC Inc. (a)	35	1,016
Aisin Corporation	94	1,201
Ajinomoto Co., Inc.	153	4,165
ANA Holdings Inc.	25	497
Asahi Group Holdings, Ltd. (a)	242	3,227
Asahi Kasei Corporation	214	1,523
ASICS Corporation	115	2,925
Astellas Pharma Inc.	286	2,808
Bandai Namco Holdings Inc.	104	3,725
Bridgestone Corporation (a)	94	3,845
Canon Inc. (a)	149	4,316
Capcom Co., Ltd.	53	1,824
Central Japan Railway Company	158	3,535
Chubu Electric Power Co., Ltd.	124	1,536
Chugai Pharmaceutical Co., Ltd.	107	5,550
Concordia Financial Group, Ltd.	179	1,161
Dai Nippon Printing Co., Ltd.	75	1,136
Daifuku Co., Ltd. (a)	59	1,520
Dai-ichi Life Holdings, Inc.	591	4,456
Daiichi Sankyo Company, Limited	302	7,049
Daikin Industries, Ltd.	47	5,553
Daito Trust Construction Co., Ltd.	10	1,098
Daiwa House Industry Co., Ltd	99	3,399
Daiwa Securities Group Inc.	217	1,539
DENSO Corporation	312	4,206
DISCO Corporation	15	4,267
East Japan Railway Company	175	3,775
Eisai Co., Ltd.	44	1,277
ENEOS Holdings, Inc.	439	2,175
FANUC Corporation	150	4,068
Fast Retailing Co., Ltd.	30	10,083
Fuji Electric Co., Ltd.	20	937
FUJIFILM Holdings Corporation	193	4,147
Fujikura Ltd.	42	2,209
Fujitsu Limited	290	7,047
Hankyu Hanshin Holdings, Inc.	38	1,033
Hikari Tsushin, Inc.	2	620
Hitachi Construction Machinery Co., Ltd. (a)	14	414
Hitachi, Ltd.	739	21,392
Honda Motor Co., Ltd.	679	6,542
Hoshizaki Corporation	19	655
Hoya Corporation	56	6,597
Hulic Co., Ltd. (a)	90	906
Idemitsu Kosan Co., Ltd.	142	861
IHI Corporation	25	2,650
Inpex Corporation (a)	140	1,971
Isuzu Motors Limited	91	1,154
ITOCHU Corporation	228	11,918
Japan Airlines Co., Ltd.	24	482
Japan Exchange Group, Inc.	171	1,717
Japan Post Bank Co., Ltd.	293	3,154
Japan Post Holdings Co., Ltd.	282	2,611
Japan Post Insurance Co., Ltd.	28	626
Japan Real Estate Investment Corporation (a)	1	928
Japan Tobacco Inc. (a)	179	5,263
JFE Holdings, Inc. (a)	104	1,215
Kajima Corporation	73	1,901
Kao Corporation (a)	74	3,323
Kawasaki Heavy Industries, Ltd.	27	2,034
Kawasaki Kisen Kaisha, Ltd.	60	853
KDDI Corporation	471	8,066
Keyence Corporation	30	12,023
Kikkoman Corporation	135	1,250
Kirin Holdings Company, Limited (a)	133	1,867
Kobe Bussan Co., Ltd.	24	750
Komatsu Ltd.	148	4,874
Konami Holdings Corporation	15	2,340
Kubota Corporation	188	2,109
KYOCERA Corporation	229	2,745
Kyowa Kirin Co., Ltd.	36	610
Lasertec Co., Ltd. (a)	13	1,769
LY Corporation	411	1,511
M3, Inc.	67	924
Makita Corporation	38	1,157
Marubeni Corporation	266	5,369
MatsukiyoCocokara & Co.	60	1,244
McDonald's Holdings Company (Japan), Ltd.	14	583
Meiji Holdings Co., Ltd.	40	875
Minebeamitsumi Inc.	61	896
Mitsubishi Chemical Group Corporation	233	1,225
Mitsubishi Corporation	640	12,810
Mitsubishi Electric Corporation	333	7,165
Mitsubishi Estate Co., Ltd.	203	3,810
Mitsubishi HC Capital Inc.	125	925
Mitsubishi Heavy Industries, Ltd.	540	13,484
Mitsubishi UFJ Financial Group, Inc.	1,862	25,481
Mitsui & Co., Ltd.	417	8,488
Mitsui Fudosan Co., Ltd.	451	4,360
Mitsui O.S.K. Lines, Ltd. (a)	54	1,806
Mizuho Bank, Ltd. (a)	38	833
Mizuho Financial Group, Inc.	404	11,154
MonotaRO Co., Ltd.	36	719
MS&AD Insurance Group Holdings, Inc.	228	5,103
Murata Manufacturing Co., Ltd.	301	4,484
Nec Corporation	204	5,945
NEXON Co., Ltd.	64	1,281
Nidec Corporation	161	3,119
Nintendo Co., Ltd.	187	18,012
Nippon Building Fund Inc. (a)	1	1,243
Nippon Paint Holdings Co., Ltd.	147	1,185
Nippon Sanso Holdings Corporation	32	1,216
Nippon Steel Corporation	167	3,167
Nippon Telegraph and Telephone Corporation	4,407	4,713
Nippon Yusen Kabushiki Kaisha	71	2,544
Nissan Motor Co., Ltd. (b)	328	795
Nissin Food Holdings Co., Ltd.	34	713
Niterra Co., Ltd.	33	1,093
Nitori Holdings Co., Ltd.	13	1,292
Nitto Denko Corporation	113	2,186
Nomura Holdings, Inc.	480	3,162
Nomura Research Institute, Ltd.	69	2,756
Obayashi Corporation	115	1,738
OBIC Co., Ltd.	53	2,078
Olympus Corporation	178	2,110
OMRON Corporation	31	832
Ono Pharmaceutical Co., Ltd.	72	777
Oracle Corporation Japan	6	656
Oriental Land Co., Ltd.	182	4,197
ORIX Corporation	181	4,100
Osaka Gas Co., Ltd.	63	1,630
Otsuka Corporation	40	809
Otsuka Holdings Co., Ltd. (a)	75	3,691
Pan Pacific International Holdings Corporation	84	2,891
Panasonic Holdings Corporation	357	3,849
Rakuten Group, Inc. (b)	226	1,245
Recruit Holdings Co., Ltd.	232	13,651
Renesas Electronics Corporation	257	3,122
Resona Holdings, Inc.	357	3,293
Ricoh Company, Ltd.	83	787
SBI Holdings, Inc.	49	1,722
SCREEN Holdings Co., Ltd.	15	1,213
SCSK Corporation	25	763
Secom Co., Ltd.	67	2,422
Sekisui Chemical Co., Ltd.	69	1,250
Sekisui House, Ltd.	103	2,267
Seven & I Holdings Co., Ltd.	385	6,206
SG Holdings Co., Ltd. (a)	62	687
Shimadzu Corporation	45	1,105
Shimano Inc.	13	1,852
Shimizu Corporation	90	1,002
Shin-Etsu Chemical Co., Ltd.	321	10,582
Shionogi & Co., Ltd.	139	2,510
Shiseido Company, Limited (a)	60	1,072
SMC Corporation	9	3,306
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
SoftBank Corp.	4,506	6,962
SoftBank Group Corp	153	11,090
Sompo Holdings, Inc.	150	4,528
Sony Group Corporation	969	25,040
Square Enix Holdings Co., Ltd.	11	846
Subaru Corporation.	93	1,616
Sumitomo Corporation	197	5,075
Sumitomo Electric Industries, Ltd.	128	2,735
Sumitomo Metal Mining Co., Ltd.	43	1,066
Sumitomo Mitsui Financial Group, Inc.	624	15,693
Sumitomo Mitsui Trust Group, Inc.	115	3,074
Sumitomo Realty & Development Co., Ltd. (a)	75	2,913
Suntory Beverage & Food Limited	21	658
Suzuki Motor Corporation	294	3,552
Sysmex Corporation	90	1,570
T&D Holdings, Inc.	79	1,741
Taisei Corporation	26	1,506
Takeda Pharmaceutical Company Limited	252	7,785
TDK Corporation	303	3,543
Terumo Corporation	240	4,395
The Chiba Bank, Ltd. (a)	107	993
The Kansai Electric Power Company, Incorporated	169	2,001
TIS Inc.	38	1,287
Toho Co., Ltd. (a)	19	1,146
Tokio Marine Holdings, Inc.	311	13,163
Tokyo Century Corporation	27	308
Tokyo Electric Power Company Holdings, Inc. (b)	252	838
Tokyo Electron Limited	71	13,588
Tokyo Gas Co., Ltd.	60	2,003
Tokyu Corporation	91	1,082
TOPPAN Holdings Inc.	46	1,251
Toray Industries, Inc.	243	1,661
Toyo Suisan Kaisha, Ltd.	15	1,018
Toyota Industries Corporation	29	3,309
Toyota Motor Corporation	1,850	31,903
Toyota Tsusho Corporation	112	2,531
Trend Micro Incorporated	20	1,374
Unicharm Corporation	179	1,291
West Japan Railway Company	76	1,739
Yakult Honsha Co., Ltd.	48	896
Yamaha Motor Co., Ltd. (a)	149	1,114
Yaskawa Electric Corporation	42	938
Yokogawa Electric Corporation	39	1,049
Zensho Holdings Co., Ltd.	15	914
ZOZO, Inc.	66	704
		696,557
United Kingdom 14.8%
3I Group PLC	158	8,924
Admiral Group PLC	37	1,677
Anglo American PLC	172	5,095
Associated British Foods PLC	49	1,381
AstraZeneca PLC	249	34,744
Auto Trader Group PLC	142	1,613
Aviva PLC	432	3,670
BAE Systems PLC	471	12,250
Barclays PLC	2,296	10,612
Barratt Redrow PLC	210	1,311
BP P.L.C.	2,526	12,597
British American Tobacco P.L.C.	319	15,129
BT Group PLC	998	2,655
Bunzl Public Limited Company	50	1,603
Centrica PLC	783	1,739
Coca-Cola Europacific Partners PLC	35	3,206
Compass Group PLC	275	9,308
Convatec Group PLC (c)	267	1,056
Croda International Public Limited Company	21	852
CVC Capital Partners PLC	126	2,599
Diageo PLC	357	8,999
Entain PLC	105	1,293
Experian PLC	148	7,617
Fiat Chrysler Automobiles N.V.	323	3,227
GSK PLC	653	12,422
Haleon PLC	1,459	7,498
Halma Public Limited Company	62	2,734
Hikma Pharmaceuticals Public Limited Company	25	686
Hiscox Ltd.	56	960
Howden Joinery Group PLC	87	1,019
HSBC Holdings PLC	2,842	34,399
Imperial Brands PLC	132	5,224
Informa PLC	196	2,168
InterContinental Hotels Group PLC	25	2,866
Intermediate Capital Group PLC	48	1,262
International Consolidated Airlines Group, S.A. (a)	558	2,607
Intertek Group PLC	25	1,630
J Sainsbury PLC	267	1,064
JD Sports Fashion PLC	410	499
Kingfisher PLC	278	1,105
Land Securities Group PLC	115	1,000
Legal & General Group PLC	926	3,238
Lloyds Banking Group PLC	9,659	10,180
London Stock Exchange Group PLC	77	11,228
M&G PLC	372	1,312
Melrose Industries PLC	188	1,366
Mondi PLC	72	1,181
National Grid PLC	785	11,489
NatWest Group PLC	1,236	8,688
Next PLC	19	3,223
NMC Health PLC (d)	12	—
Pearson PLC	105	1,544
Persimmon Public Limited Company	48	848
Phoenix Group Holdings PLC	123	1,111
Prudential Public Limited Company	394	4,923
Reckitt Benckiser Group PLC	109	7,424
Relx PLC	299	16,182
Rentokil Initial PLC	379	1,829
Rightmove PLC	122	1,319
Rio Tinto PLC	172	10,023
Rolls-Royce Holdings PLC	1,346	17,870
Schroders PLC	133	661
SEGRO Public Limited Company	201	1,873
Severn Trent PLC	43	1,625
Shell PLC - Class A	957	33,461
Smith & Nephew PLC	143	2,188
Smiths Group PLC	54	1,669
Spirax Group PLC	11	899
SSE PLC	175	4,408
Standard Chartered PLC	305	5,060
Taylor Wimpey PLC	579	943
Tesco PLC	1,081	5,962
The Berkeley Group Holdings PLC	17	889
The Sage Group PLC.	154	2,647
Unilever PLC	399	24,293
United Utilities PLC	109	1,710
Vodafone Group Public Limited Company	3,215	3,434
Weir Group PLC(The)	41	1,415
Whitbread PLC	26	990
Wise PLC - Class A (b)	108	1,537
WPP 2012 Limited	176	1,239
		444,181
France 10.2%
Aeroports de Paris	6	737
Airbus SE	94	19,704
Amundi (c)	10	825
AXA	283	13,885
Biomerieux SA (a)	7	972
BNP Paribas	167	15,022
Bollore SE	115	723
Bouygues	30	1,364
Bureau Veritas (a)	49	1,672
Capgemini	28	4,703
Compagnie de Saint-Gobain	73	8,518
Compagnie Generale des Etablissements Michelin	110	4,084
Credit Agricole SA	184	3,475
Danone	103	8,425
Dassault Aviation	3	1,040
Dassault Systemes	106	3,831
Engie	281	6,591
EssilorLuxottica	46	12,694

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Hermes International	5	14,775
Kering (a)	11	2,408
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	92	19,086
Legrand	42	5,625
L'Oreal	39	16,631
LVMH Moet Hennessy Louis Vuitton	41	21,673
Orange	294	4,476
Pernod Ricard	32	3,181
Publicis Groupe SA	36	4,112
Safran	56	18,216
Sanofi	178	17,236
Sartorius Stedim Biotech	4	1,002
Schneider Electric SE	87	23,209
Societe Generale	112	6,433
Thales	15	4,311
TotalEnergies SE	329	20,121
Veolia Environnement	103	3,669
VINCI	81	11,926
		306,355
Germany 9.4%
Adidas AG - Class N	29	6,733
Allianz SE	62	25,202
BASF SE - Class N	143	7,040
Bayer Aktiengesellschaft - Class N	147	4,433
Bayerische Motoren Werke Aktiengesellschaft	45	4,008
Beiersdorf Aktiengesellschaft	15	1,928
BioNTech SE - ADR (b)	15	1,618
COMMERZBANK Aktiengesellschaft	142	4,474
Continental Aktiengesellschaft	18	1,541
Daimler Truck Holding AG	75	3,558
Deutsche Bank Aktiengesellschaft - Class N	287	8,451
Deutsche Borse Aktiengesellschaft - Class N	30	9,723
Deutsche Post AG - Class N	153	7,055
Deutsche Telekom AG - Class N	535	19,549
E.ON SE - Class N	356	6,570
Elia Group	7	785
Fresenius SE & Co. KGaA	66	3,303
Hannover Ruck SE - Class N	10	3,017
Heidelberg Materials AG	21	4,896
Henkel AG & Co. KGaA	16	1,145
Infineon Technologies AG - Class N	205	8,728
Mercedes-Benz Group AG - Class N	112	6,511
MERCK Kommanditgesellschaft auf Aktien	21	2,658
MTU Aero Engines AG - Class N	8	3,647
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	21	13,729
Rheinmetall Aktiengesellschaft	7	14,831
RWE Aktiengesellschaft	109	4,542
SAP SE	165	50,506
Siemens Aktiengesellschaft - Class N	118	30,331
Siemens Energy AG (b)	108	12,568
Siemens Healthineers AG (c)	43	2,366
Symrise AG	20	2,082
Talanx Aktiengesellschaft	9	1,190
Vonovia SE	134	4,718
		283,436
Switzerland 7.7%
ABB Ltd - Class N	256	15,322
Alcon AG	80	7,058
Chocoladefabriken Lindt & Sprungli AG - Class N	—	2,830
Coca-Cola HBC AG	32	1,662
Compagnie Financiere Richemont SA	86	16,201
EMS-Chemie Holding AG	1	843
Galderma Group AG (a)	20	2,888
Geberit AG - Class N	5	4,143
Givaudan SA - Class N	1	6,293
Glencore PLC	1,568	6,114
Holcim AG	81	5,998
Julius Bar Gruppe AG - Class N	32	2,190
Kuhne & Nagel International AG	8	1,648
Lonza Group AG	11	7,974
Nestle S.A. - Class N	413	41,109
Novartis AG - Class N	304	36,913
Partners Group Holding AG	3	4,534
Roche Holding AG	5	1,644
Sandoz Group AG	67	3,654
Schindler Holding AG - Class N	3	1,230
SGS SA	25	2,506
Sika AG	26	7,015
Sonova Holding AG	8	2,293
Straumann Holding AG - Class N	18	2,289
Swiss Life Holding AG - Class N	5	4,589
Swiss Re AG	47	8,164
Swisscom AG - Class N	4	2,860
UBS Group AG	484	16,426
Zurich Insurance Group AG - Class N	23	16,008
		232,398
Australia 6.9%
ANZ Group Holdings Limited	483	9,280
Aristocrat Leisure Limited	100	4,284
ASX Limited	32	1,458
Atlas Arteria Limited	154	517
Australian Pipeline Trust	210	1,131
BHP Group Limited	777	18,770
BlueScope Steel Limited	73	1,111
Brambles Limited	222	3,423
Cochlear Limited	10	2,017
Coles Group Limited	213	2,929
Commonwealth Bank of Australia	269	32,798
Computershare Limited	89	2,341
CSL Limited	78	12,247
DEXUS Funds Management Limited	176	774
Fortescue Ltd	251	2,552
Goodman Funding Pty Ltd	308	6,945
GPT Management Holdings Limited	313	997
Insurance Australia Group Limited	376	2,233
Macquarie Group Limited	59	8,840
Medibank Private Limited	451	1,500
Mirvac Limited	646	938
National Australia Bank Limited	494	12,792
Northern Star Resources Ltd	233	2,875
Orica Limited	79	1,014
Origin Energy Limited	270	1,922
Pro Medicus Limited	9	1,625
Qantas Airways Limited	122	860
QBE Insurance Group Limited	245	3,782
Ramsay Health Care Limited	30	722
REA Group Ltd	8	1,325
Reece Limited	57	537
Rio Tinto Limited	60	4,216
Santos Limited	505	2,543
Scentre Group Limited	851	1,994
SEEK Limited	53	843
SGH Limited	33	1,166
Sigma Healthcare Ltd	901	1,776
Sonic Healthcare Limited	76	1,343
South32 Limited	742	1,428
Stockland Corporation Ltd	391	1,381
Suncorp Group Limited	171	2,437
Telstra Corporation Limited	635	2,024
The Lottery Corporation Limited	339	1,190
TPG Corporation Limited	49	172
Transurban Holdings Limited	497	4,572
Vicinity Centres RE Ltd	594	967
Washington H. Soul Pattinson and Company Limited	40	1,107
Wesfarmers Limited	183	10,187
Westpac Banking Corporation	553	12,331
WiseTech Global Limited	27	1,939
Woodside Energy Group Ltd	305	4,728
Woolworths Group Limited	198	4,046
		206,929
Netherlands 4.1%
Adyen N.V. (b) (c)	5	8,612
Akzo Nobel N.V.	27	1,866
ASM International N.V.	7	4,519
ASML Holding N.V.	63	50,727

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
DSM-Firmenich AG	40	4,300
Exor Nederland N.V.	14	1,465
HAL Trust	6	839
Heineken Holding N.V.	21	1,596
Heineken N.V.	45	3,930
ING Groep N.V.	486	10,661
JDE Peet's N.V.	25	715
Koninklijke Ahold Delhaize N.V.	142	5,917
Koninklijke KPN N.V.	625	3,044
Koninklijke Philips N.V.	129	3,097
NN Group N.V.	43	2,892
Prosus N.V. - Class N	203	11,355
STMicroelectronics N.V.	103	3,150
Wolters Kluwer N.V. - Class C	38	6,329
		125,014
Sweden 3.3%
AB Sagax - Class B	35	803
AB Sagax - Class D (a)	20	73
Aktiebolaget Industrivarden - Class A	18	650
Aktiebolaget Industrivarden - Class C (a)	25	917
Aktiebolaget SKF - Class B	59	1,353
Aktiebolaget Volvo - Class A	31	868
Aktiebolaget Volvo - Class B	249	6,979
Alfa Laval AB	44	1,850
ASSA ABLOY AB - Class B (a)	169	5,290
Atlas Copco Aktiebolag - Class A	409	6,645
Atlas Copco Aktiebolag - Class B	250	3,555
Axfood AB (a)	18	520
Boliden AB (b)	45	1,402
Castellum Aktiebolag (a)	62	818
Epiroc Aktiebolag - Class A	98	2,130
Epiroc Aktiebolag - Class B	64	1,224
EQT AB (c)	112	3,761
Essity Aktiebolag (publ) - Class A	4	116
Essity Aktiebolag (publ) - Class B	96	2,666
Evolution AB (publ) (c)	30	2,348
Fastighets AB Balder - Class B (b)	109	809
G&L Beijer Ref AB - Class B (a)	60	949
H & M Hennes & Mauritz AB - Class B (a)	80	1,123
Hexagon Aktiebolag - Class B	337	3,394
Holmen Aktiebolag - Class B	13	510
Indutrade Aktiebolag	44	1,195
Investment Ab Latour - Class B	24	626
Investor Aktiebolag - Class A	91	2,707
Investor Aktiebolag - Class B	291	8,592
L E Lundbergforetagen Aktiebolag (publ) - Series B	12	611
Lifco AB (Publ) - Class B	37	1,503
NIBE Industrier AB - Class B (a)	269	1,145
Nordnet AB	26	698
Saab AB - Class B	60	3,349
Sandvik Aktiebolag	157	3,598
Securitas AB - Class B	87	1,296
Skandinaviska Enskilda Banken AB - Class A	215	3,759
Skandinaviska Enskilda Banken AB - Class C	4	78
Skanska AB - Class B	52	1,205
SSAB AB - Class A	36	217
SSAB AB - Class B	93	548
Svenska Cellulosa Aktiebolaget SCA - Class B	79	1,026
Svenska Handelsbanken AB - Class A	221	2,958
Svenska Handelsbanken AB - Class B (a)	6	121
Swedbank AB - Class A	159	4,209
Swedish Orphan Biovitrum AB (Publ) (b)	26	801
Tele2 AB - Class B	90	1,323
Telefonaktiebolaget LM Ericsson - Class A	10	87
Telefonaktiebolaget LM Ericsson - Class B	419	3,575
Telia Company AB	370	1,330
Trelleborg AB - Class B	32	1,195
		98,505
Spain 3.2%
ACS, Actividades de Construccion y Servicios, S.A. (a)	32	2,209
AENA, S.M.E., S.A.	117	3,129
Amadeus IT Holding, S.A. (c)	70	5,912
Banco Bilbao Vizcaya Argentaria, S.A.	926	14,235
Banco Santander, S.A.	2,392	19,787
CaixaBank, S.A.	571	4,954
Cellnex Telecom, S.A. (c)	93	3,619
Endesa, S.A. (a)	49	1,552
Ferrovial SE	74	3,935
Iberdrola, Sociedad Anonima	934	17,894
Industria de Diseno Textil, S.A.	178	9,257
Naturgy Energy Group, S.A. (a)	17	551
Redeia Corporacion SA (a)	66	1,414
Repsol SA (a)	183	2,679
Telefonica, S.A. (a)	733	3,852
		94,979
Italy 3.1%
A2a S.P.A.	255	687
Assicurazioni Generali Societa' Per Azioni	146	5,182
Banca Mediolanum SpA	34	587
Banco BPM Societa' Per Azioni (a)	208	2,431
Buzzi S.p.A.	12	665
Davide Campari-Milano N.V. (a)	93	627
DiaSorin S.p.A.	4	380
ENEL - SPA	1,247	11,859
Eni S.P.A.	331	5,359
Ferrari N.V.	20	9,639
Finecobank Banca Fineco S.P.A.	100	2,220
Hera S.p.A. (a)	148	715
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	50	607
Intesa Sanpaolo SPA	2,520	14,550
Leonardo S.p.A.	64	3,626
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (a)	92	2,142
Moncler S.p.A.	35	2,008
Nexi S.p.A.	89	532
Pirelli & C. S.p.A. (c)	55	378
Poste Italiane - Societa' Per Azioni (a) (c)	75	1,615
Prysmian S.p.A.	45	3,210
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	16	1,002
Snam S.p.A. (a)	352	2,134
Telecom Italia S.p.A.	1,855	919
Terna - Rete Elettrica Nazionale Societa Per Azioni (a)	222	2,279
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	251	16,850
		92,203
Denmark 2.2%
A.P. Moller - Maersk A/S - Class A	—	795
A.P. Moller - Maersk A/S - Class B	1	1,104
Carlsberg A/S - Class B	15	2,124
Coloplast A/S - Class B	23	2,157
Danske Bank A/S	106	4,322
DSV A/S	31	7,343
Genmab A/S (b)	10	2,114
Novo Nordisk A/S - Class B	511	35,314
Novozymes A/S - Class B	55	3,951
Orsted A/S (b) (c)	24	1,027
Pandora A/S	13	2,223
Tryg A/S	48	1,249
Vestas Wind Systems A/S	164	2,482
		66,205
Hong Kong 1.8%
AIA Group Limited	1,721	15,518
Budweiser Brewing Company APAC Limited (a) (c)	258	257
CK Asset Holdings Limited	307	1,358
CK Hutchison Holdings Limited	422	2,605
CK Infrastructure Holdings Limited	101	666
CLP Holdings Limited	286	2,410
Hang Seng Bank, Limited	113	1,691
Henderson Land Development Company Limited	219	765
HKT Trust	585	874
Hong Kong And China Gas Company Limited -The-	1,796	1,511
Hong Kong Exchanges and Clearing Limited	192	10,304
Jardine Matheson Holdings Limited	28	1,342
Link Real Estate Investment Trust	402	2,150

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
MTR Corporation Limited	259	932
Power Assets Holdings Limited	224	1,438
Sino Land Company Limited	562	598
Sun Hung Kai Properties Limited	271	3,121
Swire Pacific Limited - Class A	55	475
Swire Pacific Limited - Class B	130	184
Swire Properties Limited	173	431
Techtronic Industries Company Limited	232	2,553
WH Group Limited (c)	1,279	1,234
Wharf (Holdings) Limited, The	157	479
Wharf Real Estate Investment Company Limited	220	625
		53,521
Singapore 1.3%
Capitaland Ascendas REIT	577	1,219
Capitaland Group Pte. Ltd.	751	1,283
Capitaland Investment Limited	349	729
DBS Group Holdings Ltd	328	11,586
Genting Singapore Limited	934	526
Jardine Cycle & Carriage Limited	9	171
Keppel Ltd.	232	1,358
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	395	392
Oversea-Chinese Banking Corporation Limited	527	6,776
Singapore Airlines Limited	227	1,245
Singapore Exchange Limited	135	1,578
Singapore Technologies Engineering Ltd	256	1,571
Singapore Telecommunications Limited	1,320	3,966
United Overseas Bank Limited	216	6,112
Wilmar International Limited	296	668
		39,180
Finland 1.1%
Elisa Oyj	24	1,309
Fortum Oyj	72	1,340
Kesko Oyj - Class A	15	361
Kesko Oyj - Class B	44	1,093
Kone Corporation - Class B	57	3,739
Metso Oyj	115	1,491
Neste Oyj	70	952
Nokia Oyj	810	4,205
Nordea Bank Abp	483	7,185
Orion Oyj - Class A	5	338
Orion Oyj - Class B	16	1,227
Sampo Oyj - Class A	408	4,378
Stora Enso Oyj - Class R	97	1,051
UPM-Kymmene Oyj	84	2,300
Wartsila Oyj Abp	79	1,858
		32,827
Belgium 1.0%
Ackermans	4	928
Ageas SA/NV	27	1,821
Anheuser-Busch InBev	158	10,894
argenx SE (b)	9	5,170
Colruyt Group	5	222
D'Ieteren Group	3	714
Groupe Bruxelles Lambert - Groep Brussel Lambert	13	1,086
KBC Groep	41	4,192
Lotus Bakeries	—	636
Sofina	2	764
Syensqo	11	840
UCB	19	3,778
Warehouses De Pauw	28	691
		31,736
Norway 0.7%
Aker BP ASA	46	1,182
DNB Bank ASA	119	3,284
Equinor ASA	137	3,451
Gjensidige Forsikring ASA	31	788
Kongsberg Gruppen ASA	69	2,699
Mowi ASA	73	1,404
Norsk Hydro ASA	215	1,228
Orkla ASA	105	1,138
SalMar ASA	10	454
Storebrand ASA	66	939
Telenor ASA	103	1,607
Var Energi ASA	133	431
Vend Marketplaces ASA - Class A	10	338
Vend Marketplaces ASA - Class B	16	522
Yara International ASA	27	985
		20,450
Israel 0.7%
Azrieli Group Ltd.	5	454
Bank Hapoalim B.M.	214	4,110
Bank Leumi Le-Israel B.M.	239	4,450
Elbit Systems Ltd.	4	1,690
ICL Group Ltd	118	813
Israel Discount Bank Limited	192	1,912
Mizrahi Tefahot Bank Ltd	23	1,504
Nice Ltd (b)	10	1,762
Teva Pharmaceutical Industries Ltd (b)	186	3,117
		19,812
Poland 0.4%
Allegro.eu (b) (c)	102	985
Bank Polska Kasa Opieki - Spolka Akcyjna	34	1,767
Dino Polska Spolka Akcyjna (b) (c)	8	1,152
ING Bank Slaski Spolka Akcyjna	5	461
KGHM Polska Miedz Spolka Akcyjna	22	804
LPP Spolka Akcyjna	—	840
Orlen S A	92	2,087
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	136	2,842
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	93	1,632
Santander Bank Polska Spolka Akcyjna	6	845
		13,415
United States of America 0.4%
Ashtead Group Public Limited Company	69	4,387
James Hardie Industries Public Limited Company - CHESS	68	1,865
Universal Music Group N.V.	152	4,941
		11,193
Austria 0.3%
Andritz AG	10	733
BAWAG Group AG (c)	12	1,553
Erste Group Bank AG	47	4,046
OMV Aktiengesellschaft	23	1,276
Raiffeisen Bank International AG	24	733
Telekom Austria Aktiengesellschaft	17	195
Verbund AG	11	864
		9,400
Ireland 0.2%
DCC Public Limited Company	16	1,052
Kerry Group Public Limited Company - Class A	23	2,569
Kingspan Group Public Limited Company	25	2,162
		5,783
Portugal 0.1%
EDP Renovaveis, S.A.	41	473
EDP, S.A.	444	1,929
Galp Energia, SGPS, S.A. - Class B	66	1,216
Jeronimo Martins, SGPS, S.A.	45	1,142
		4,760
New Zealand 0.1%
Auckland International Airport Limited	249	1,173
Fisher & Paykel Healthcare Corporation Limited	89	1,953
Meridian Energy Limited	201	725
		3,851
Luxembourg 0.1%
ArcelorMittal (a)	68	2,157
Tenaris S.A.	63	1,181
		3,338
Macau 0.1%
Galaxy Entertainment Group Limited	370	1,649
Sands China Ltd.	337	705
		2,354
China 0.1%
WuXi Biologics (Cayman) Inc. (b) (c)	564	1,854

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Chile 0.0%
Antofagasta PLC	54	1,336
Mexico 0.0%
Fresnillo PLC	28	560
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $2,242,388)		2,902,132
PREFERRED STOCKS 1.7%
Switzerland 1.4%
Chocoladefabriken Lindt & Sprungli AG	—	2,644
Roche Holding AG	111	36,113
Schindler Holding AG	6	2,394
		41,151
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	9	710
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	18	902
Henkel AG & Co. KGaA (e)	27	2,096
Sartorius Aktiengesellschaft	4	1,029
Volkswagen Aktiengesellschaft (e)	33	3,482
		8,219
Italy 0.0%
Telecom Italia S.p.A.	970	531
Total Preferred Stocks (cost $48,108)		49,901
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	31,988	31,988
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (f) (g)	15,771	15,771
Total Short Term Investments (cost $47,759)		47,759
Total Investments 99.8% (cost $2,338,255)		2,999,792
Other Derivative Instruments 0.0%		559
Other Assets and Liabilities, Net 0.2%		5,881
Total Net Assets 100.0%		3,006,232

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	12,805	823,255	804,072	488	—	—	31,988	1.1
JNL Government Money Market Fund, 4.30% - Class SL	2,432	97,606	84,267	180	—	—	15,771	0.5
	15,237	920,861	888,339	668	—	—	47,759	1.6

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	9,477	8,612	0.3
Allegro.eu	06/18/21	1,202	985	—
Amadeus IT Holding, S.A.	04/26/21	4,494	5,912	0.2
Amundi	04/26/21	866	825	—
BAWAG Group AG	04/26/21	807	1,553	0.1
Budweiser Brewing Company APAC Limited	04/26/21	795	257	—
Cellnex Telecom, S.A.	04/26/21	4,311	3,619	0.1
Convatec Group PLC	04/26/21	825	1,056	—
Dino Polska Spolka Akcyjna	06/18/21	724	1,152	—
EQT AB	04/26/21	3,159	3,761	0.1
Evolution AB (publ)	04/26/21	3,258	2,348	0.1
Evraz PLC	02/14/22	631	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	588	607	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	615	392	—
Orsted A/S	04/26/21	2,028	1,027	—
Pirelli & C. S.p.A.	04/26/21	326	378	—
Poste Italiane - Societa' Per Azioni	04/26/21	966	1,615	0.1
Siemens Healthineers AG	06/18/21	2,463	2,366	0.1
WH Group Limited	04/26/21	1,106	1,234	0.1
WuXi Biologics (Cayman) Inc.	12/17/21	4,516	1,854	0.1
		43,157	39,553	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	301	September 2025	EUR	15,996	(39)	46
FTSE 100 Index	72	September 2025	GBP	6,341	(21)	(17)
S&P/ASX 200 Index	29	September 2025	AUD	6,193	10	(2)
Topix Index	75	September 2025	JPY	2,085,941	44	385
					(6)	412

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	09/17/25	AUD	3,132	2,064	27
EUR/USD	HSB	09/17/25	EUR	15,383	18,215	565
GBP/USD	BMO	09/17/25	GBP	4,016	5,516	79
JPY/USD	RBC	09/17/25	JPY	1,480,768	10,374	39
USD/EUR	RBC	09/17/25	EUR	(3,811)	(4,512)	(130)
USD/JPY	CIT	09/17/25	JPY	(481,042)	(3,370)	(15)
					28,287	565

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	4,824	2,897,308	—	2,902,132
Preferred Stocks	—	49,901	—	49,901
Short Term Investments	47,759	—	—	47,759
	52,583	2,947,209	—	2,999,792
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	431	—	—	431
Open Forward Foreign Currency Contracts	—	710	—	710
	431	710	—	1,141
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(19)	—	—	(19)
Open Forward Foreign Currency Contracts	—	(145)	—	(145)
	(19)	(145)	—	(164)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.4%
Industrials 22.7%
AAON, Inc.	76	5,574
Acuity Brands, Inc.	34	10,247
Advanced Drainage Systems, Inc.	80	9,147
AECOM	149	16,762
AGCO Corporation	69	7,152
Alaska Air Group, Inc. (a)	137	6,787
American Airlines Group Inc. (a) (b)	742	8,320
API Group Corporation (a)	271	13,813
Applied Industrial Technologies, Inc.	43	9,975
ATI Inc. (a)	160	13,785
Avis Budget Group, Inc. (a) (b)	20	3,336
Brink's Company, The	47	4,205
BWXT Government Group, Inc.	102	14,745
Caci International Inc. - Class A (a)	25	11,778
Carlisle Companies Incorporated	49	18,112
Chart Industries, Inc. (a)	50	8,298
Clean Harbors, Inc. (a)	56	13,052
CNH Industrial N.V.	990	12,828
Comfort Systems USA, Inc.	40	21,295
Concentrix Corporation	52	2,751
Core & Main, Inc. - Class A (a)	213	12,847
Crane Company	54	10,301
Curtiss-Wright Corporation	42	20,759
Donaldson Company, Inc.	135	9,378
EMCOR Group, Inc.	50	26,915
EnerSys	45	3,883
ESAB Corporation	64	7,729
ExlService Holdings, Inc. (a)	182	7,986
Exponent, Inc.	57	4,280
Flowserve Corporation	147	7,698
Fluor Corporation (a)	185	9,486
Fortune Brands Innovations, Inc.	138	7,113
FTI Consulting, Inc. (a)	38	6,110
GATX Corporation	39	6,049
Genpact Limited	180	7,938
Graco Inc.	187	16,076
GXO Logistics Inc. (a)	128	6,249
Hexcel Corporation	89	5,022
Insperity, Inc.	40	2,396
ITT Inc.	89	13,923
KBR, Inc.	146	6,979
Kirby Corporation (a)	63	7,126
Knight-Swift Transportation Holdings Inc. - Class A	183	8,077
Landstar System, Inc.	39	5,362
Lincoln Electric Holdings, Inc.	63	13,089
ManpowerGroup Inc.	53	2,135
MasTec, Inc. (a)	68	11,604
Maximus, Inc.	65	4,573
Middleby Corporation, The (a)	61	8,787
Mine Safety Appliances Company, LLC	44	7,374
MSC Industrial Direct Co., Inc. - Class A	50	4,292
Mueller Industries, Inc.	124	9,883
Nextracker LLC - Class A (a)	163	8,882
Nvent Electric Public Limited Company	185	13,562
Oshkosh Corporation	72	8,167
Owens Corning	96	13,205
Parsons Corporation (a)	53	3,776
Paylocity Holding Corporation (a)	49	8,871
RB Global, Inc.	208	22,100
RBC Bearings Incorporated (a)	35	13,583
Regal Rexnord Corporation	74	10,746
Ryder System, Inc.	47	7,458
Saia, Inc. (a)	30	8,264
Science Applications International Corporation	53	5,961
Sensata Technologies Holding PLC	167	5,041
Simpson Manufacturing Co., Inc.	48	7,380
Terex Corporation	72	3,353
Tetra Tech, Inc.	294	10,590
Timken Company, The	71	5,129
Toro Company, The	113	7,960
Trex Company, Inc. (a)	120	6,525
UFP Industries, Inc.	67	6,649
Valmont Industries, Inc.	22	7,314
Watsco, Inc.	39	17,381
Watts Water Technologies, Inc. - Class A	31	7,530
WESCO International, Inc.	50	9,179
Woodward, Inc.	67	16,451
XPO, Inc. (a)	133	16,738
		745,176
Financials 18.2%
Affiliated Managers Group, Inc.	32	6,387
Ally Financial Inc.	309	12,036
American Financial Group, Inc.	81	10,161
Annaly Capital Management, Inc.	684	12,873
Associated Banc-Corp	182	4,430
Bank OZK	116	5,462
Brighthouse Financial, Inc. (a)	65	3,509
Cadence Bank	211	6,734
CNO Financial Group, Inc.	110	4,251
Columbia Banking System, Inc.	233	5,456
Comerica Incorporated	147	8,795
Commerce Bancshares, Inc.	136	8,475
Cullen/Frost Bankers, Inc.	72	9,216
East West Bancorp, Inc.	155	15,639
Equitable Holdings, Inc.	342	19,161
Essent Group Ltd.	114	6,940
Euronet Worldwide, Inc. (a)	46	4,661
Evercore Inc. - Class A	40	10,899
F.N.B. Corporation	406	5,914
Federated Hermes, Inc. - Class B	86	3,829
Fidelity National Financial, Inc. - Class A	293	16,435
First American Financial Corporation	115	7,074
First Financial Bankshares, Inc.	146	5,246
First Horizon Corporation	579	12,283
FirstCash, Inc.	44	5,918
Flagstar Financial, Inc.	345	3,656
Glacier Bancorp, Inc.	133	5,729
Hamilton Lane Incorporated - Class A	48	6,893
Hancock Whitney Corporation	95	5,472
Hanover Insurance Group Inc, The	41	6,921
Home BancShares, Inc.	205	5,845
Houlihan Lokey, Inc. - Class A	60	10,855
Interactive Brokers Group, Inc. - Class A	491	27,180
International Bancshares Corporation	60	4,019
Janus Henderson Group PLC	141	5,482
Jefferies Financial Group Inc.	182	9,974
Kinsale Capital Group, Inc.	25	12,129
MGIC Investment Corporation	268	7,469
Morningstar, Inc.	30	9,443
Old National Bancorp	360	7,677
Old Republic International Corporation	256	9,860
Pinnacle Financial Partners, Inc.	86	9,470
Primerica, Inc.	38	10,275
Prosperity Bancshares, Inc.	108	7,554
Reinsurance Group of America, Incorporated	75	14,786
RenaissanceRe Holdings Ltd	55	13,390
RLI Corp.	93	6,702
Ryan Specialty Group Holdings, Inc. - Class A	121	8,240
SEI Investments Company	106	9,504
Selective Insurance Group, Inc.	68	5,859
Shift4 Payments, LLC - Class A (a) (b)	76	7,485
SLM Corporation	240	7,853
Southstate Corporation	110	10,153
Starwood Property Trust, Inc. (b)	359	7,205
Stifel Financial Corp.	116	12,014
Synovus Financial Corp.	157	8,134
Texas Capital Bancshares, Inc. (a)	52	4,130
The Carlyle Group, Inc.	240	12,316
The Western Union Company	384	3,229
UMB Financial Corporation	80	8,380
United Bankshares, Inc.	160	5,847
Unum Group	180	14,513
Valley National Bancorp	518	4,629
Voya Financial, Inc.	108	7,647
Webster Financial Corporation	191	10,449

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Western Alliance Bancorporation	123	9,592
Wex, Inc. (a)	39	5,682
Wintrust Financial Corporation	76	9,467
Zions Bancorporation, National Association	167	8,658
Zurich American Corporation	67	4,292
		597,843
Consumer Discretionary 13.2%
Abercrombie & Fitch Co. - Class A (a)	53	4,422
Aramark	293	12,286
Autoliv, Inc.	80	8,985
AutoNation, Inc. (a)	28	5,523
Bath & Body Works, Inc.	241	7,230
Boyd Gaming Corporation	69	5,389
Brunswick Corporation	75	4,145
Burlington Stores, Inc. (a)	71	16,513
Capri Holdings Limited (a)	133	2,354
CAVA Group, Inc. (a)	91	7,668
Chewy, Inc. - Class A (a)	243	10,348
Choice Hotels International, Inc. (b)	25	3,175
Churchill Downs Incorporated	81	8,201
Columbia Sportswear Company	34	2,079
Crocs, Inc. (a)	63	6,352
Dick's Sporting Goods, Inc.	63	12,541
Duolingo, Inc. - Class A (a)	44	18,091
Five Below, Inc. (a)	62	8,077
Floor & Decor Holdings, Inc. - Class A (a)	119	9,060
GameStop Corp. - Class A (a) (b)	462	11,267
Gap, Inc., The	249	5,429
Gentex Corporation	256	5,630
Graham Holdings Co., Ltd. - Class B	4	3,583
Grand Canyon Education, Inc. (a)	32	6,045
H & R Block, Inc.	150	8,212
Harley-Davidson, Inc.	122	2,890
Hilton Grand Vacations Inc. (a)	65	2,683
Hyatt Hotels Corporation - Class A	46	6,480
KB Home	80	4,250
Lear Corporation	60	5,672
Light & Wonder, Inc. (a)	95	9,126
Lithia Motors, Inc. - Class A	30	10,036
Macy's, Inc.	313	3,654
Marriott Vacations Worldwide Corporation	36	2,626
Mattel, Inc. (a)	363	7,152
Murphy USA Inc.	20	8,247
Ollie's Bargain Outlet Holdings, Inc. (a)	69	9,039
Penske Automotive Group, Inc.	21	3,559
Planet Fitness, Inc. - Class A (a)	94	10,237
Polaris Inc.	57	2,330
PVH Corp.	54	3,692
RH (a)	17	3,191
Service Corporation International	160	13,036
Skechers U.S.A., Inc. - Class A (a)	146	9,200
Somnigroup International Inc.	232	15,816
Taylor Morrison Home II Corporation - Class A (a)	112	6,905
Texas Roadhouse, Inc. - Class A	74	13,948
The Goodyear Tire & Rubber Company (a)	320	3,323
The Wendy's Company	177	2,020
Thor Industries, Inc.	60	5,357
Toll Brothers, Inc.	112	12,758
TopBuild Corp. (a)	32	10,338
Travel + Leisure Co.	77	3,950
Under Armour, Inc. - Class A (a)	220	1,505
Under Armour, Inc. - Class C (a)	138	893
V.F. Corporation	380	4,465
Vail Resorts, Inc.	42	6,577
Valvoline, Inc. (a)	142	5,388
Visteon Corporation (a)	31	2,895
Whirlpool Corporation	62	6,242
Wingstop Inc.	31	10,569
Wyndham Hotels & Resorts, Inc.	86	7,023
YETI Holdings, Inc. (a)	93	2,933
		432,610
Information Technology 11.6%
Allegro Microsystems Inc. (a)	146	5,007
Amkor Technology, Inc.	122	2,569
AppFolio, Inc. - Class A (a)	26	5,954
Arrow Electronics, Inc. (a)	58	7,442
ASGN Incorporated (a)	50	2,500
Avnet, Inc.	93	4,957
Belden Inc.	45	5,168
Bill Holdings, Inc. (a)	106	4,883
Blackbaud, Inc. (a)	42	2,710
Ciena Corporation (a)	162	13,159
Cirrus Logic, Inc. (a)	60	6,212
Cognex Corporation	189	6,010
Coherent Corp. (a)	174	15,544
CommVault Systems, Inc. (a)	49	8,585
Crane Nxt, Co. (b)	55	2,941
DocuSign, Inc. (a)	228	17,759
Dolby Laboratories, Inc. - Class A	69	5,150
Dropbox, Inc. - Class A (a)	220	6,294
Dynatrace, Inc. (a)	338	18,661
Entegris, Inc.	170	13,712
Fabrinet (a)	40	11,833
Flex Ltd. (a)	428	21,365
Guidewire Software, Inc. (a)	94	22,201
IPG Photonics Corporation (a)	30	2,055
Kyndryl Holdings, Inc. (a)	261	10,959
Lattice Semiconductor Corporation (a)	155	7,573
Littelfuse, Inc.	28	6,273
Lumentum Holdings Inc. (a)	79	7,481
MACOM Technology Solutions Holdings, Inc. (a)	66	9,528
Manhattan Associates, Inc. (a)	68	13,506
MKS Inc.	75	7,485
Novanta Inc. (a)	41	5,261
Okta, Inc. - Class A (a)	188	18,779
Onto Innovation Inc. (a)	55	5,552
Pegasystems Inc.	97	5,277
Power Integrations, Inc.	62	3,480
Pure Storage, Inc. - Class A (a)	350	20,153
Qualys, Inc. (a)	41	5,798
Rambus Inc. (a)	120	7,678
Silicon Laboratories Inc. (a)	36	5,338
Synaptics Incorporated (a)	44	2,851
TD SYNNEX Corporation	84	11,407
Universal Display Corporation	50	7,755
Vontier Corporation	166	6,137
		380,942
Health Care 8.5%
Acadia Healthcare Company, Inc. (a)	105	2,374
Amedisys, Inc. (a)	36	3,567
Avantor, Inc. (a)	764	10,285
BioMarin Pharmaceutical Inc. (a)	216	11,870
Bio-Rad Laboratories, Inc. - Class A (a)	21	4,976
Bruker Corporation	127	5,245
Chemed Corporation	17	8,136
Cytokinetics, Incorporated (a)	133	4,396
Dentsply Sirona Inc.	225	3,568
Doximity, Inc. - Class A (a)	149	9,166
Encompass Health Corporation	113	13,829
Envista Holdings Corporation (a)	184	3,598
Exelixis, Inc. (a)	307	13,539
Globus Medical, Inc. - Class A (a)	126	7,462
Haemonetics Corporation (a)	57	4,234
Halozyme Therapeutics, Inc. (a)	138	7,199
HealthEquity, Inc. (a)	97	10,162
Hims & Hers Health, Inc. - Class A (a) (b)	220	10,986
Illumina, Inc. (a)	177	16,916
Jazz Pharmaceuticals Public Limited Company (a)	69	7,350
Lantheus Holdings, Inc. (a)	79	6,431
LivaNova PLC (a)	61	2,740
Masimo Corporation (a)	50	8,439
Medpace Holdings, Inc. (a)	27	8,370
Neurocrine Biosciences, Inc. (a)	112	14,086
Option Care Health, Inc. (a)	184	5,968
Penumbra, Inc. (a)	44	11,182
Perrigo Company Public Limited Company	154	4,112
Repligen Corporation (a)	60	7,430
Roivant Sciences Ltd. (a) (b)	467	5,260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Sarepta Therapeutics, Inc. (a)	107	1,830
Sotera Health LLC (a)	174	1,931
Tenet Healthcare Corporation (a)	104	18,371
The Ensign Group, Inc.	64	9,845
United Therapeutics Corporation (a)	51	14,562
		279,415
Real Estate 6.8%
Agree Realty Corporation	125	9,111
American Homes 4 Rent - Class A	355	12,808
Brixmor Property Group Inc.	342	8,917
COPT Defense Properties	124	3,420
Cousins Properties Incorporated	191	5,738
Cubesmart, L.P.	257	10,924
EastGroup Properties, Inc.	59	9,880
EPR Properties	88	5,154
Equity Lifestyle Properties, Inc.	214	13,188
First Industrial Realty Trust, Inc.	147	7,079
Gaming and Leisure Properties, Inc.	311	14,505
Healthcare Realty Trust Incorporated - Class A	399	6,328
Independence Realty Trust, Inc.	256	4,521
Jones Lang LaSalle Incorporated (a)	54	13,738
Kilroy Realty Corporation	120	4,113
Kite Realty Naperville, LLC	242	5,477
Lamar Advertising Company - Class A	98	11,926
National Storage Affiliates Trust	79	2,529
NNN REIT, Inc.	210	9,065
Omega Healthcare Investors, Inc.	327	11,968
Park Hotels & Resorts Inc.	227	2,319
PotlatchDeltic Corporation	81	3,090
Rayonier Inc.	159	3,534
Rexford Industrial Realty, Inc.	266	9,445
Sabra Health Care REIT, Inc.	267	4,925
STAG Industrial, Inc.	209	7,573
Vornado Realty Trust	186	7,102
W.P. Carey Inc.	248	15,440
		223,817
Materials 5.4%
Alcoa Corporation	289	8,534
AptarGroup, Inc.	74	11,625
Ashland Inc.	53	2,645
Avient Corporation	103	3,334
Axalta Coating Systems Ltd. (a)	246	7,304
Cabot Corporation	60	4,531
Carpenter Technology Corporation	56	15,394
Cleveland-Cliffs Inc. (a)	552	4,192
Commercial Metals Company	126	6,168
Crown Holdings, Inc.	129	13,331
Eagle Materials Inc.	37	7,494
Graphic Packaging Holding Company	341	7,186
Greif, Inc. - Class A	29	1,854
KRC Materials, Inc. (a)	64	5,226
Louisiana-Pacific Corporation (W VA)	70	6,001
NewMarket Corporation	9	5,878
Olin Corporation	132	2,653
Reliance, Inc.	59	18,484
Royal Gold, Inc.	74	13,248
RPM International Inc.	144	15,807
Scotts Miracle-Gro Company, The	49	3,255
Silgan Holdings Inc.	90	4,875
Sonoco Products Company	111	4,822
Westlake Corporation	38	2,881
		176,722
Consumer Staples 5.3%
Albertsons Companies, Inc. - Class A	453	9,734
Bellring Intermediate Holdings, Inc. (a)	141	8,197
BJ's Wholesale Club Holdings, Inc. (a)	147	15,898
Boston Beer Company, Inc., The - Class A (a)	9	1,753
Casey's General Stores, Inc.	42	21,361
Celsius Holdings, Inc. (a)	176	8,173
Coca-Cola Consolidated, Inc.	67	7,430
Coty Inc. - Class A (a)	410	1,906
Darling Ingredients Inc. (a)	177	6,717
e.l.f. Beauty, Inc. (a)	64	7,931
Flowers Foods, Inc. (b)	223	3,571
Ingredion Incorporated	72	9,748
Lancaster Colony Corporation	22	3,740
Maplebear Inc. (a)	185	8,350
Performance Food Group Company (a)	176	15,408
Pilgrim's Pride Corporation	46	2,088
Post Holdings, Inc. (a)	50	5,456
Sprouts Farmers Market, Inc. (a)	110	18,110
US Foods Holding Corp. (a)	260	20,019
		175,590
Energy 3.7%
Antero Midstream Corporation	374	7,091
Antero Resources Corporation (a)	327	13,188
ChampionX Corporation	216	5,370
Chord Energy Corporation	65	6,286
Civitas Resources, Inc.	99	2,717
CNX Resources Corporation (a)	165	5,573
DT Midstream, Inc.	114	12,512
HF Sinclair Corporation	179	7,342
Matador Resources Company	133	6,338
Murphy Oil Corporation	146	3,284
NOV Inc.	416	5,176
Ovintiv Canada ULC	290	11,048
PBF Energy Inc. - Class A	108	2,334
Permian Resources Corporation - Class A	716	9,752
Range Resources Corporation	269	10,945
Valaris Limited (a)	74	3,125
Viper Energy, Inc. - Class A	147	5,588
Weatherford International Public Limited Company	83	4,161
		121,830
Utilities 2.8%
ALLETE, Inc.	65	4,174
Black Hills Corporation	83	4,656
Essential Utilities, Inc.	291	10,794
IDACORP, Inc.	61	7,074
National Fuel Gas Company	101	8,544
New Jersey Resources Corporation	113	5,058
NorthWestern Corporation	69	3,557
OGE Energy Corp.	226	10,019
One Gas, Inc.	64	4,599
Ormat Technologies, Inc.	65	5,439
Portland General Electric Company	127	5,152
Southwest Gas Holdings, Inc.	67	4,991
Spire Inc.	67	4,909
TXNM Energy, Inc.	105	5,916
UGI Corporation	241	8,782
		93,664
Communication Services 1.2%
EchoStar Corporation - Class A (a)	151	4,173
Frontier Communications Parent, Inc. (a)	251	9,142
Iridium Communications Inc.	118	3,561
Nexstar Media Group, Inc. - Class A	32	5,518
The New York Times Company - Class A	183	10,248
Warner Music Group Corp. - Class A	160	4,356
ZoomInfo Technologies Inc. - Class A (a)	298	3,016
		40,014
Total Common Stocks (cost $2,931,288)		3,267,623
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	13,781	13,781
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	4,556	4,556
Total Short Term Investments (cost $18,337)		18,337
Total Investments 100.0% (cost $2,949,625)		3,285,960
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.0%		553
Total Net Assets 100.0%		3,286,522

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

as of June 30, 2025.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	45,303	164,463	195,985	559	—	—	13,781	0.4
JNL Government Money Market Fund, 4.30% - Class SL	12,083	78,322	85,849	106	—	—	4,556	0.2
	57,386	242,785	281,834	665	—	—	18,337	0.6

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	60	September 2025	18,224	9	529

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,267,623	—	—	3,267,623
Short Term Investments	18,337	—	—	18,337
	3,285,960	—	—	3,285,960
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	529	—	—	529
	529	—	—	529

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.1%
Industrials 19.6%
AAR Corp. (a)	60	4,161
ABM Industries Incorporated	105	4,965
AeroVironment, Inc. (a)	48	13,742
Air Lease Corporation - Class A	177	10,379
Alamo Group Inc.	18	3,871
Albany International Corp. - Class A	51	3,597
Allegiant Travel Company (a)	25	1,352
Amentum Holdings, Inc. (a)	257	6,079
American Woodmark Corporation (a)	25	1,323
Apogee Enterprises, Inc.	36	1,473
Arcbest Corporation	39	2,966
Arcosa, Inc.	83	7,228
Armstrong World Industries, Inc.	74	12,056
Astec Industries, Inc.	40	1,665
AZZ Inc.	51	4,839
Boise Cascade Company	64	5,560
Brady Corporation - Class A	75	5,088
CoreCivic, Inc. (a)	185	3,901
CSG Systems International, Inc.	47	3,083
CSW Industrials, Inc.	29	8,180
Deluxe Corporation	77	1,224
DNOW Inc. (a)	179	2,660
DXP Enterprises, Inc. (a)	22	1,937
Dycom Industries, Inc. (a)	49	12,038
Enerpac Tool Group Corp. - Class A	91	3,704
Enpro Inc.	36	6,850
Enviri Corporation (a)	136	1,180
ESCO Technologies Inc.	44	8,443
Everus Construction Group, Inc. (a)	88	5,563
Federal Signal Corporation	104	11,105
Forward Air Corporation (a) (b)	35	853
Franklin Electric Co., Inc.	67	6,040
Gates Industrial Corporation PLC (a)	392	9,031
GEO Group, Inc., The (a)	238	5,709
Gibraltar Industries, Inc. (a)	50	2,956
GMS Inc. (a)	66	7,144
Granite Construction Incorporated (b)	75	6,999
Greenbrier Companies, Inc., The	53	2,450
Griffon Corporation	67	4,820
Hayward Holdings, Inc. (a)	243	3,352
Healthcare Services Group, Inc. (a)	125	1,872
Heartland Express, Inc.	78	673
Heidrick & Struggles International, Inc.	36	1,651
Hertz Global Holdings, Inc. (a)	208	1,419
Hillenbrand, Inc.	120	2,404
HNI Corporation	79	3,900
Hub Group, Inc. - Class A	104	3,470
Insteel Industries, Inc.	33	1,215
Interface, Inc. - Class A	101	2,120
JBT Marel Corporation	79	9,468
JetBlue Airways Corporation (a)	515	2,179
Kadant Inc.	20	6,383
Kennametal Inc.	131	3,004
Korn Ferry	88	6,424
Kratos Defense & Security Solutions, Inc. (a)	284	13,179
Lindsay Corporation	19	2,682
Liquidity Services, Inc. (a)	38	906
Marten Transport, Ltd.	100	1,296
Masterbrand, Inc. (a)	214	2,343
Matson Intermodal - Paragon, Inc.	56	6,207
Mercury Systems, Inc. (a)	87	4,702
Millerknoll, Inc.	115	2,242
MOOG Inc. - Class A	48	8,701
Mueller Water Products, Inc. - Class A	268	6,453
MYR Group Inc. (a)	27	4,813
National Presto Industries, Inc.	9	908
NV5 Global, Inc. (a)	89	2,046
Openlane, Inc. (a)	184	4,488
Pitney Bowes Inc.	273	2,977
Powell Industries, Inc. (b)	16	3,382
Proto Labs, Inc. (a)	40	1,601
Quanex Building Products Corporation	80	1,507
Ralliant Corporation (a)	194	9,408
Resideo Technologies, Inc. (a)	253	5,584
Robert Half Inc.	171	7,017
Rush Enterprises, Inc. - Class A	104	5,379
RXO Inc (a)	243	3,819
Schneider National, Inc. - Class B (b)	81	1,950
SkyWest, Inc. (a)	69	7,114
SPX Technologies, Inc. (a)	79	13,325
Standex International Corporation	20	3,201
Sterling Infrastructure, Inc. (a)	52	12,013
Sun Country Airlines Holdings, Inc. (a)	67	787
Sunrun Inc. (a) (b)	394	3,226
Tennant Company	32	2,443
Titan International, Inc. (a)	86	884
Trinity Industries, Inc.	138	3,717
Triumph Group, Inc. (a)	132	3,410
Unifirst Corporation	26	4,865
Verra Mobility Corporation - Class A (a)	273	6,929
Vestis Corporation	198	1,135
Vicor Corporation (a)	40	1,805
Werner Enterprises, Inc.	106	2,889
Willscot Holdings Corporation - Class A	311	8,531
Worthington Industries, Inc.	54	3,406
Zurn Elkay Water Solutions Corporation	241	8,797
		447,815
Financials 18.9%
Ameris Bancorp	109	7,064
Amerisafe, Inc.	32	1,399
Apollo Commercial Real Estate Finance, Inc.	221	2,134
Arbor Realty Trust, Inc. (b)	329	3,524
Artisan Partners Asset Management Inc. - Class A	120	5,341
Assured Guaranty Ltd.	78	6,822
Atlantic Union Bank	243	7,600
Axos Financial, Inc. (a)	92	6,963
Banc of California, Inc.	218	3,059
BancFirst Corporation	34	4,250
Bancorp, Inc., The (a)	79	4,526
Bank of Hawaii Corporation	67	4,527
BankUnited, Inc.	126	4,500
Banner Corporation	59	3,760
Berkshire Hills Bancorp, Inc.	78	1,965
BGC Group, Inc. - Class A	644	6,585
Blackstone Mortgage Trust, Inc. - Class A	287	5,521
Bread Financial Payments, Inc.	79	4,537
Brightsphere Investment Group Inc.	46	1,633
Brookline Bancorp, Inc.	147	1,552
Capitol Federal Financial	213	1,299
Cathay General Bancorp	119	5,440
Central Pacific Financial Corp.	46	1,279
City Holding Company (b)	25	3,089
Cohen & Steers, Inc.	46	3,487
Community Financial System, Inc.	91	5,161
Customers Bancorp, Inc. (a)	50	2,908
CVB Financial Corp.	220	4,361
Dime Community Bancshares, Inc.	69	1,846
Donnelley Financial Solutions, Inc. (a)	44	2,713
Eagle Bancorp, Inc.	52	1,016
Ellington Financial Inc. (b)	158	2,054
Employers Holdings, Inc.	41	1,944
Enact Holdings, Inc.	49	1,816
Encore Capital Group, Inc. (a)	40	1,556
Enova International, Inc. (a)	43	4,788
EVERTEC, Inc.	109	3,941
EZCORP, Inc. - Class A (a)	90	1,247
FB Financial Corporation	58	2,613
First Bancorp	71	3,114
First Bancorp.	273	5,688
First Commonwealth Financial Corporation	177	2,865
First Financial Bancorp.	162	3,933
First Hawaiian, Inc.	213	5,311
Franklin BSP Realty Trust, Inc.	145	1,550
Fulton Financial Corporation	310	5,588
Genworth Financial, Inc. - Class A (a)	707	5,504

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Goosehead Insurance, Inc. - Class A	43	4,545
HA Sustainable Infrastructure Capital, Inc. (b)	205	5,511
Hanmi Financial Corporation	52	1,287
HCI Group, Inc.	16	2,395
Heritage Financial Corporation	58	1,371
Hilltop Holdings Inc.	77	2,335
Hope Bancorp, Inc.	212	2,279
Horace Mann Educators Corporation	69	2,964
Independent Bank Corp.	73	4,603
Jackson Financial Inc. - Class A (c)	122	10,844
KKR Real Estate Finance Trust Inc.	99	868
Lakeland Financial Corporation	43	2,670
Lincoln National Corporation	292	10,098
Mercury General Corporation	45	3,054
Moelis & Company - Class A	126	7,878
Mr. Cooper Group Inc. (a)	109	16,280
National Bank Holdings Corporation - Class A	64	2,412
Navient Corporation	125	1,764
NBT Bancorp Inc.	89	3,690
NCR Atleos Corporation (a)	124	3,545
New York Mortgage Trust, Inc.	155	1,036
NMI Holdings, Inc. - Class A (a)	133	5,600
Northwest Bancshares, Inc.	217	2,769
OFG Bancorp (b)	77	3,277
Pacific Premier Bancorp, Inc.	165	3,479
Palomar Holdings, Inc. (a)	46	7,047
Park National Corporation	25	4,168
Pathward Financial, Inc.	40	3,172
Payoneer Global Inc. (a)	439	3,008
PennyMac Mortgage Investment Trust (b)	151	1,936
Piper Sandler Companies	28	7,814
PJT Partners Inc. - Class A	42	6,901
PRA Group, Inc. (a)	69	1,016
Preferred Bank	20	1,762
ProAssurance Corporation (a)	88	2,015
PROG Holdings, Inc.	70	2,051
Provident Financial Services, Inc.	224	3,924
Radian Group Inc.	230	8,302
Ready Capital Corporation (b)	294	1,287
Redwood Trust, Inc.	234	1,382
Renasant Corporation	158	5,686
S & T Bancorp, Inc.	67	2,531
Safety Insurance Group, Inc.	26	2,049
Seacoast Banking Corporation of Florida	145	4,002
ServisFirst Bancshares, Inc.	86	6,651
Simmons First National Corporation - Class A	215	4,071
SiriusPoint Ltd. (a)	159	3,237
Southside Bancshares, Inc.	49	1,456
Stellar Bancorp, Inc.	79	2,208
StepStone Group Inc. - Class A	112	6,193
Stewart Information Services Corporation	47	3,089
StoneX Group Inc. (a)	75	6,804
Tompkins Financial Corporation	21	1,344
Triumph Financial, Inc. (a)	38	2,096
Trupanion, Inc. (a) (b)	57	3,178
Trustco Bank Corp N Y	33	1,116
Trustmark Corporation	104	3,801
Two Harbors Investment Corp. (b)	175	1,880
United Community Banks, Inc.	207	6,157
United Fire Group, Inc.	37	1,069
Veritex Holdings, Inc.	92	2,406
Virtu Financial, Inc. - Class A	138	6,160
Virtus Investment Partners, Inc.	11	2,043
WAFD, Inc.	137	4,000
Walker & Dunlop, Inc.	55	3,890
Westamerica Bancorporation	45	2,193
WisdomTree, Inc. (b)	198	2,283
World Acceptance Corporation (a)	5	891
WSFS Financial Corporation	97	5,323
		433,519
Consumer Discretionary 13.0%
Academy Sports & Outdoors, Inc. (b)	114	5,086
Acushnet Holdings Corp.	46	3,323
Adient Public Limited Company (a)	143	2,786
Adtalem Global Education Inc. (a)	61	7,814
Advance Auto Parts, Inc. (b)	102	4,726
American Axle & Manufacturing Holdings, Inc. (a)	207	844
American Eagle Outfitters, Inc.	266	2,557
Asbury Automotive Group, Inc. (a)	34	8,023
BJ's Restaurants, Inc. (a)	37	1,654
Bloomin' Brands, Inc.	127	1,096
Boot Barn Holdings, Inc. (a)	52	7,951
BorgWarner Inc.	377	12,621
Brinker International, Inc. (a)	76	13,651
Caleres, Inc. (b)	59	722
Carter's, Inc.	61	1,832
Cavco Industries, Inc. (a)	14	5,944
Century Communities, Inc.	46	2,611
Cheesecake Factory Incorporated, The (b)	77	4,852
Cracker Barrel Old Country Store, Inc. (b)	38	2,341
Dana Incorporated	221	3,789
Dave & Buster's Entertainment, Inc. (a) (b)	48	1,450
Dorman Products, Inc. (a)	46	5,683
Dream Finders Homes, Inc. - Class A (a) (b)	48	1,211
Ethan Allen Interiors Inc.	39	1,081
ETSY, Inc. (a)	178	8,944
Foot Locker, Inc. (a)	143	3,510
Fox Factory Holding Corp. (a)	70	1,823
Frontdoor, Inc. (a)	126	7,402
Gentherm Incorporated (a)	52	1,474
G-III Apparel Group, Ltd. (a)	67	1,493
Golden Entertainment, Inc.	33	981
Green Brick Partners, Inc. (a)	52	3,251
Group 1 Automotive, Inc.	22	9,466
Guess ?, Inc. (b)	47	573
Hanesbrands Inc. (a)	603	2,760
Helen of Troy Limited (a) (b)	40	1,141
Installed Building Products, Inc.	39	7,024
Jack in the Box Inc. (b)	34	587
Kohl's Corporation (b)	190	1,611
Kontoor Brands, Inc.	85	5,637
La-Z-Boy Incorporated	71	2,635
LCI Industries	43	3,899
Leggett & Platt, Incorporated	229	2,041
LGI Homes, Inc. (a)	36	1,846
M/I Homes, Inc. (a)	45	5,085
MarineMax, Inc. (a)	33	823
Matthews International Corporation - Class A (b)	53	1,262
Meritage Homes Corporation	122	8,184
Mister Car Wash, Inc. (a)	164	984
Monarch Casino & Resort, Inc.	22	1,875
Monro, Inc.	51	762
National Vision Holdings, Inc. (a)	134	3,091
Newell Brands Inc.	715	3,861
Oxford Industries, Inc. (b)	23	932
Papa John's International, Inc.	57	2,767
Patrick Industries, Inc.	57	5,255
PENN Entertainment, Inc. (a)	248	4,423
Perdoceo Education Corporation	105	3,437
Phinia Inc.	68	3,011
Pursuit Attractions And Hospitality, Inc. (a)	37	1,065
Sabre Corporation (a)	673	2,127
Sally Beauty Holdings, Inc. (a)	170	1,575
Shake Shack, Inc. - Class A (a)	69	9,631
Shoe Carnival, Inc.	32	592
Signet Jewelers Limited	73	5,810
Six Flags Entertainment Corporation (a) (b)	161	4,900
Skyline Champion Corporation (a)	90	5,641
Sonic Automotive, Inc. - Class A	25	1,983
Sonos, Inc. (a)	202	2,188
Standard Motor Products, Inc.	36	1,096
Steven Madden, Ltd.	123	2,947
Strategic Education, Inc.	41	3,477
Stride, Inc. (a)	73	10,670
Sturm, Ruger & Company, Inc.	28	1,021
The Buckle, Inc.	51	2,305
Topgolf Callaway Brands Corp. (a)	238	1,917
TRI Pointe Homes Holdings, Inc. (a)	153	4,888
Upbound Group, Inc.	86	2,169

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Urban Outfitters, Inc. (a)	97	7,033
Victoria's Secret & Co. (a)	138	2,555
Winnebago Industries, Inc.	47	1,377
Wolverine World Wide, Inc.	138	2,489
XPEL, Inc. (a)	38	1,370
		298,324
Information Technology 12.5%
A10 Networks, Inc.	125	2,425
ACI Worldwide, Inc. (a)	180	8,246
Adeia Inc.	184	2,604
Advanced Energy Industries, Inc.	64	8,487
Agilysys, Inc. (a)	38	4,402
Alarm.Com Holdings, Inc. (a)	85	4,809
Alpha and Omega Semiconductor Limited (a)	41	1,064
Arlo Technologies, Inc. (a)	178	3,015
Axcelis Technologies, Inc. (a)	56	3,868
Badger Meter, Inc.	50	12,298
Benchmark Electronics, Inc.	63	2,435
Blackline, Inc. (a) (b)	88	4,976
Box, Inc. - Class A (a)	247	8,429
Calix, Inc. (a)	98	5,222
CEVA Inc. (a)	42	914
Cleanspark Inc. (a) (b)	478	5,269
Clear Secure, Inc. - Class A	158	4,381
Cohu, Inc. (a)	79	1,515
Corsair Gaming, Inc. (a)	77	725
CTS Corporation	50	2,111
Digi International Inc. (a)	63	2,197
DigitalOcean Holdings, Inc. (a)	107	3,044
Diodes Incorporated (a)	78	4,135
DXC Technology Company (a)	307	4,694
ePlus inc. (a)	45	3,250
Extreme Networks, Inc. (a)	228	4,085
Formfactor, Inc. (a)	130	4,490
Grid Dynamics Holdings, Inc. - Class A (a)	107	1,240
Harmonic, Inc. (a)	192	1,814
Ichor Holdings, Ltd. (a)	60	1,170
Impinj, Inc. (a)	40	4,430
Insight Enterprises, Inc. (a)	47	6,457
InterDigital, Inc. (b)	44	9,918
Itron, Inc. (a)	78	10,230
Knowles Corporation (a)	148	2,614
Kulicke and Soffa Industries, Inc.	91	3,139
LiveRamp Holdings, Inc. (a)	112	3,716
Mara Holdings, Inc. (a) (b)	602	9,438
MaxLinear, Inc. (a)	133	1,894
N-Able, Inc. (a)	120	975
NCR Voyix Corporation (a)	232	2,727
NetScout Systems, Inc. (a)	121	3,008
OSI Systems, Inc. (a)	27	5,979
PC Connection, Inc.	21	1,397
PDF Solutions, Inc. (a)	53	1,139
Penguin Solutions, Inc. (a) (b)	89	1,762
Photronics, Inc. (a)	108	2,040
Plexus Corp. (a)	46	6,237
Progress Software Corporation	74	4,692
Qorvo, Inc. (a)	160	13,548
Rogers Corporation (a)	28	1,910
SanDisk LLC (a)	230	10,436
Sanmina Corporation (a)	91	8,916
ScanSource, Inc. (a)	37	1,530
Semtech Corporation (a)	148	6,664
Sitime Corporation (a)	36	7,582
SolarEdge Technologies Ltd. (a) (b)	101	2,068
Sprinklr, Inc. - Class A (a)	192	1,625
SPS Commerce, Inc. (a)	65	8,786
Teradata Corporation (a)	163	3,631
TTM Technologies, Inc. (a)	173	7,067
Ultra Clean Holdings, Inc. (a)	78	1,758
Veeco Instruments Inc. (a)	101	2,059
ViaSat, Inc. (a)	147	2,150
Viavi Solutions Inc. (a)	382	3,851
Vishay Intertechnology, Inc.	192	3,046
Xerox Holdings Corporation (b)	205	1,081
		286,814
Health Care 10.4%
ACADIA Pharmaceuticals Inc. (a)	212	4,570
AdaptHealth LLC - Class A (a)	181	1,707
Addus HomeCare Corporation (a)	31	3,542
ADMA Biologics, Inc. (a)	407	7,413
Alkermes Public Limited Company (a)	281	8,026
AMN Healthcare Services, Inc. (a)	66	1,362
Amphastar Pharmaceuticals, Inc. (a)	62	1,420
ANI Pharmaceuticals, Inc. (a)	29	1,909
Arcus Biosciences, Inc. (a)	115	936
Arrowhead Pharmaceuticals Inc (a)	215	3,404
Artivion, Inc. (a)	65	2,007
Astrana Health, Inc. (a)	71	1,778
Avanos Medical, Inc. (a)	78	959
Azenta, Inc. (a)	77	2,369
BioLife Solutions, Inc. (a)	63	1,357
Catalyst Pharmaceuticals, Inc. (a)	197	4,272
Certara, Inc. (a)	192	2,246
Collegium Pharmaceutical, Inc. (a)	55	1,638
Concentra Group Holdings Parent, Inc.	186	3,829
CONMED Corporation	52	2,717
Corcept Therapeutics Incorporated (a)	161	11,810
CorVel Corporation (a)	46	4,755
Cytek Biosciences, Inc. (a)	177	603
Dynavax Technologies Corporation (a)	188	1,863
Embecta Corp.	102	991
Enovis Corporation (a)	96	3,003
Fortrea Holdings Inc. (a)	159	786
Glaukos Corporation (a)	98	10,075
Harmony Biosciences Holdings, Inc. (a)	66	2,082
Healthstream, Inc.	40	1,116
ICU Medical, Inc. (a)	42	5,526
Innoviva, Inc. (a)	93	1,861
Inspire Medical Systems, Inc. (a)	50	6,533
Integer Holdings Corporation (a)	59	7,290
Integra LifeSciences Holdings Corporation (a)	115	1,416
Krystal Biotech, Inc. (a)	43	5,954
LeMaitre Vascular, Inc.	35	2,908
Ligand Pharmaceuticals Incorporated (a)	33	3,743
Merit Medical Systems, Inc. (a)	100	9,378
Mesa Laboratories, Inc.	10	912
Myriad Genetics, Inc. (a)	160	848
National HealthCare Corporation	22	2,312
Neogen Corporation (a)	342	1,637
Neogenomics, Inc. (a)	225	1,641
OmniAb, Inc. (a) (d)	16	—
OmniAb, Inc. (a) (d)	16	—
Omnicell, Inc. (a)	81	2,380
Organon & Co.	444	4,298
Owens & Minor, Inc. (a)	130	1,184
Pacira Pharmaceuticals, Inc. (a)	80	1,905
Pediatrix Medical Group, Inc. (a)	143	2,048
Phibro Animal Health Corporation - Class A	34	868
Premier Healthcare Solutions, Inc. - Class A	142	3,121
Prestige Consumer Healthcare Inc. (a)	84	6,712
Privia Health Group Inc. (a)	177	4,076
Progyny, Inc. (a)	126	2,779
Protagonist Therapeutics, Inc. (a)	107	5,891
QuidelOrtho Corporation (a)	112	3,240
RadNet, Inc. (a)	112	6,388
Schrodinger, Inc. (a) (b)	97	1,951
Select Medical Holdings Corporation	178	2,695
Simulations Plus, Inc.	29	510
STAAR Surgical Company (a) (b)	85	1,431
Supernus Pharmaceuticals, Inc. (a)	96	3,019
Tandem Diabetes Care, Inc. (a)	113	2,112
Teleflex Incorporated	75	8,922
TG Therapeutics, Inc. (a)	232	8,342
TransMedics Group, Inc. (a)	58	7,746
U. S. Physical Therapy, Inc.	26	2,054
UFP Technologies, Inc. (a) (b)	12	3,049
Vericel Corporation (a)	87	3,686

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
VIR Biotechnology, Inc. (a)	165	833
Xencor, Inc. (a)	120	942
		238,686
Real Estate 7.7%
Acadia Realty Trust	222	4,120
Alexander & Baldwin, Inc.	122	2,182
American Assets Trust, Inc.	80	1,580
Apple Hospitality REIT, Inc.	376	4,387
Armada Hoffler Properties, Inc.	134	919
ARMOUR Residential REIT, Inc. (b)	135	2,276
Brandywine Realty Trust	303	1,302
Caretrust REIT, Inc.	327	9,996
Centerspace	28	1,689
Curbline Properties Corp.	163	3,717
Cushman & Wakefield PLC (a)	393	4,354
DiamondRock Alpharetta Tenant, LLC	353	2,705
Douglas Emmett, Inc.	282	4,245
Easterly Government Properties, Inc.	72	1,605
ELME Communities	151	2,405
Essential Properties Realty Trust, Inc.	335	10,702
eXp World Holdings, Inc.	149	1,355
Four Corners Property Trust, Inc.	171	4,614
Getty Realty Corp.	88	2,424
Global Net Lease, Inc.	327	2,465
Highwoods Properties, Inc.	185	5,746
Innovative Industrial Properties, Inc.	48	2,666
JBG Smith Properties (b)	125	2,154
Kennedy-Wilson Holdings, Inc.	206	1,398
LTC Properties, Inc.	79	2,733
LXP Industrial Trust	500	4,131
Macerich Company, The	431	6,967
Marcus & Millichap Company	42	1,288
Medical Properties Trust, Inc. (b)	1,035	4,461
Millrose Properties, Inc. - Class A	204	5,823
NexPoint Residential Trust, Inc.	37	1,249
OUTFRONT Media Inc. (b)	238	3,887
Pebblebrook Hotel Trust	198	1,982
Phillips Edison & Company, Inc.	213	7,471
Ryman Hospitality Properties, Inc.	102	10,050
Safehold Inc.	80	1,240
Saul Centers, Inc.	22	737
SITE Centers Corp. (a)	80	908
SL Green Realty Corp.	121	7,499
St. Joe Company, The	64	3,061
Summit Hotel Properties, Inc. (b)	190	966
Sunstone Hotel Investors, Inc.	338	2,934
Tanger Inc.	192	5,862
Terreno Realty Corporation	176	9,878
Uniti Group Inc. (a)	427	1,843
Universal Health Realty Income Trust	22	895
Urban Edge Properties	214	3,997
Veris Residential, Inc.	138	2,057
Whitestone REIT	80	995
Xenia Hotels & Resorts, Inc.	167	2,102
		176,022
Materials 4.9%
AdvanSix Inc.	45	1,074
Alpha Metallurgical Resources, Inc. (a)	19	2,127
Balchem Corporation	56	8,872
Celanese Corporation - Class A	187	10,355
Century Aluminum Company (a)	89	1,596
Chemours Company, The	253	2,895
Element Solutions Inc.	382	8,653
FMC Corporation	214	8,918
H.B. Fuller Company	92	5,533
Hawkins, Inc.	32	4,578
Ingevity Corporation (a)	62	2,673
Innospec Inc.	43	3,606
Kaiser Aluminum Corporation	27	2,178
Koppers Holdings Inc.	35	1,139
Materion Corporation	36	2,870
Metallus Inc. (a)	62	955
Minerals Technologies Inc.	54	2,998
MP Materials Corp. - Class A (a) (b)	207	6,887
O-I Glass, Inc. (a)	263	3,882
Quaker Chemical Corporation	23	2,626
Sealed Air Corporation	251	7,777
Sensient Technologies Corporation	72	7,122
Stepan Company	35	1,922
SunCoke Energy, Inc.	142	1,217
Sylvamo Corporation	58	2,917
Warrior Met Coal, Inc.	90	4,131
Worthington Steel, Inc.	61	1,821
		111,322
Energy 3.9%
Archrock, Inc.	301	7,475
Atlas Energy Solutions Inc. (b)	124	1,664
Bristow Holdings U.S. Inc. (a)	43	1,414
Cactus, Inc. - Class A	116	5,065
California Resources Corporation	119	5,427
Comstock Resources, Inc. (a)	155	4,277
Core Laboratories LP	83	956
Core Natural Resources, Inc.	85	5,946
Crescent Energy Company - Class A	315	2,712
CVR Energy, Inc.	58	1,551
Dorian LPG Ltd.	61	1,485
Helix Energy Solutions Group, Inc. (a)	241	1,504
Helmerich & Payne, Inc.	169	2,565
Innovex International, Inc. (a)	68	1,066
International Seaways, Inc.	69	2,529
Liberty Energy Inc. - Class A	277	3,181
Magnolia Oil & Gas Corporation - Class A	319	7,170
Northern Oil and Gas Incorporated	168	4,754
Oceaneering International, Inc. (a)	172	3,555
Par Pacific Holdings, Inc. (a)	87	2,313
Patterson-UTI Energy, Inc. (b)	604	3,584
Peabody Energy Corporation	207	2,779
Propetro Holding Corp. (a)	134	800
REX American Resources Corporation (a)	25	1,215
RPC, Inc.	146	691
SM Energy Company	195	4,806
Talos Energy Inc. (a)	212	1,794
Tidewater Inc. (a)	77	3,563
Vital Energy, Inc. (a)	46	733
World Kinect Corporation (b)	98	2,765
		89,339
Communication Services 3.0%
Angi Inc. - Class A (a)	72	1,099
Cable One, Inc. (b)	8	1,082
CarGurus, Inc. - Class A (a)	144	4,814
Cars.com Inc. (a)	102	1,210
Cinemark Holdings, Inc. (b)	172	5,185
Cogent Communications Holdings, Inc.	73	3,506
DoubleVerify Holdings, Inc. (a)	230	3,436
Gogo, Inc. (a)	103	1,519
IAC Inc. (a)	111	4,127
John Wiley & Sons, Inc. - Class A	70	3,116
Lumen Technologies, Inc. (a)	1,751	7,668
QuinStreet, Inc. (a)	97	1,558
Scholastic Corporation	42	882
Shenandoah Telecommunications Company	78	1,064
Shutterstock, Inc.	41	769
Sphere Entertainment Co. - Class A (a)	29	5,962
TechTarget, Inc. (a)	50	388
TEGNA Inc.	273	4,571
Telephone and Data Systems, Inc.	168	5,960
Thryv Holdings, Inc. (a)	69	835
TripAdvisor, Inc. (a)	203	2,645
Yelp Inc. (a)	108	3,700
Ziff Davis, Inc. (a)	73	2,199
		67,295
Consumer Staples 2.9%
Andersons, Inc., The	55	2,021
B&G Foods, Inc. (b)	140	594
Cal-Maine Foods, Inc.	74	7,322
Central Garden & Pet Company (a)	15	522
Central Garden & Pet Company - Class A (a)	83	2,607
Del Monte Fresh Produce Company	57	1,852

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Edgewell Personal Care Colombia S A S	81	1,902
Energizer Holdings, Inc.	111	2,246
Freshpet, Inc. (a)	84	5,680
Grocery Outlet Holding Corp. (a)	165	2,050
Interparfums, Inc.	31	4,043
J&J Snack Foods Corp.	27	3,020
John B. Sanfilippo & Son, Inc.	16	1,028
MGPI Processing, Inc.	24	721
National Beverage Corp.	40	1,720
PriceSmart, Inc.	43	4,473
Simply Good Foods Company, The (a)	156	4,917
Spartannash Company	57	1,516
The Chefs' Warehouse, Inc. (a)	61	3,876
Tootsie Roll Industries, Inc.	28	949
Treehouse Foods, Inc. (a)	79	1,532
United Natural Foods, Inc. (a)	104	2,421
Universal Corporation	43	2,498
USANA Health Sciences, Inc. (a)	17	532
WD-40 Company	23	5,258
WK Kellogg Co (b)	116	1,842
		67,142
Utilities 2.3%
American States Water Company	66	5,078
Avista Corporation	138	5,219
California Water Service Group	101	4,579
Chesapeake Utilities Corporation	40	4,783
Clearway Energy, Inc. - Class A	59	1,796
Clearway Energy, Inc. - Class C	143	4,560
H2O America	52	2,722
MDU Resources Group, Inc.	351	5,857
MGE Energy, Inc.	62	5,521
Middlesex Water Company	31	1,667
Northwest Natural Holding Company	68	2,717
Otter Tail Corporation (b)	71	5,472
Unitil Corporation	28	1,480
		51,451
Total Common Stocks (cost $2,251,997)		2,267,729
INVESTMENT COMPANIES 0.4%
iShares Core S&P Small Cap ETF	92	10,051
Total Investment Companies (cost $10,061)		10,051
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 4.30% (c) (e)	33,107	33,107
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (c) (e)	7,912	7,912
Total Short Term Investments (cost $41,019)		41,019
Total Investments 101.3% (cost $2,303,077)		2,318,799
Other Derivative Instruments 0.0%		15
Other Assets and Liabilities, Net (1.3)%		(29,419)
Total Net Assets 100.0%		2,289,395
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	12,006	—	1,361	208	769	(570)	10,844	0.5
JNL Government Money Market Fund, 4.30% - Class SL	37,184	161,817	165,894	684	—	—	33,107	1.5
JNL Government Money Market Fund, 4.20% - Class I	9,925	88,479	90,492	161	—	—	7,912	0.3
	59,115	250,296	257,747	1,053	769	(570)	51,863	2.3

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	104	September 2025	11,017	15	380

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,267,729	—	—	2,267,729
Investment Companies	10,051	—	—	10,051
Short Term Investments	41,019	—	—	41,019
	2,318,799	—	—	2,318,799
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	380	—	—	380
	380	—	—	380

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 45.4%
Communication Services 11.0%
Alphabet Inc. - Class A (a)	87	15,324
Alphabet Inc. - Class C	28	4,879
Comcast Corporation - Class A (a)	61	2,172
EchoStar Corporation - Class A (b)	11	312
Endeavor Group Holdings, Inc. - Class A (c) (d)	288	7,932
Former Charter Communications Parent, Inc. - Class A (b)	3	1,381
Frontier Communications Parent, Inc. (b)	130	4,723
Liberty Broadband Corporation - Series A (b)	38	3,723
Meta Platforms, Inc. - Class A (a)	43	31,297
Netflix, Inc. (a) (b)	15	19,705
NEXON Co., Ltd.	26	530
Nintendo Co., Ltd.	13	1,207
Oi S.A. - Em Recuperacao Judicial - ADR (e)	9	1
The Interpublic Group of Companies, Inc.	114	2,785
Trade Desk, Inc., The - Class A (b)	53	3,847
		99,818
Financials 10.5%
A SPAC III Acquisition Corp. - Class A (b)	10	104
Adyen N.V. (b) (f)	4	7,841
Agriculture & Natural Solutions Acquisition Corp. - Class A (b)	109	1,187
AI Transportation Acquisition Corp. (b) (e)	14	158
Aldel Financial II Inc. - Class A (b)	59	620
AmpliTech Group, Inc. - Class A (b)	8	90
Andretti Acquisition Corp. II - Class A (b)	54	557
AON Public Limited Company - Class A	4	1,545
Archimedes Tech Spac Partners II Co. (b)	32	324
Ares Acquisition Corp II - Class A (b)	57	646
Armada Acquisition Corp. II (b)	41	413
Armada Acquisition Corp. II - Class A (b)	11	115
Artius II Acquisition Inc. - Class A (b)	52	526
Axiom Intelligence Acquisition Corp 1 (b)	8	81
Berto Acquisition Corp. (b)	3	37
BEST SPAC I Acquisition Corp. (b)	2	23
Bleichroeder Acquisition Corp. I - Class A (b)	73	751
Block, Inc. - Class A (a) (b)	37	2,503
Blue Acquisition Corp (b)	9	92
Blue Water Acquisition Corp. III (b)	23	229
Brookline Bancorp, Inc.	25	268
Cal Redwood Acquisition Corp. (b)	7	70
Cantaloupe, Inc. (b)	68	744
Cantor Equity Partners III, Inc. - Class A (b)	2	24
Cartesian Growth Corp III (b)	36	365
Cartesian Growth Corp III - Class A (b)	11	115
Cartesian Growth Corporation II - Class A (b)	30	360
Cayson Acquisition Corp. (b)	16	163
Centurion Acquisition Corp. - Class A (b)	17	176
ChampionsGate Acquisition Corp. (b)	3	28
Charlton Aria Acquisition Corp. - Class A (b)	10	106
Chenghe Acquisition II Co. - Class A (b)	5	47
Churchill Capital Corp IX (b)	4	38
Churchill Capital Corp X/Cayman (b)	9	94
CI Financial Corp.	119	2,768
Citigroup Inc.	30	2,555
Columbus Circle Capital Corp. I (b)	1	7
Copley Acquisition Corp. (b)	38	387
Copley Acquisition Corp. (b)	5	50
Crane Harbor Acquisition Corp. (b)	54	554
Drugs Made In America Acquisition Corp. (b)	25	256
DT Cloud Star Acquisition Corporation (b)	13	134
Dune Acquisition Corp. II (b)	32	329
Dynamix Corporation - Class A (b)	14	142
EGH Acquisition Corp. (b)	3	35
Eureka Acquisition Corp. - Class A (b)	14	146
FACT II Acquisition Corp. - Class A (b)	54	562
FG Merger II Corp. (b)	16	154
FIGX Capital Acquisition Corp. (b)	4	39
Future Vision II Acquisition Corp (b)	20	204
Gesher Acquisition Corp. II (b)	11	112
GigCapital7 Corp. - Class A (b)	28	294
Gores Holdings X, Inc. (b)	24	245
GP-Act III Acquisition Corp. - Class A (b)	13	137
Graf Global Corp. - Class A (b)	9	92
GSR III Acquisition Corp. (b)	136	1,468
Guild Holdings Company - Class A (b)	7	131
Haymaker Acquisition Corp. IV - Class A (b)	12	133
HCM II Acquisition Corp. - Class A (b)	5	51
Horizon Space Acquisition I Corp. (b)	36	433
Horizon Space Acquisition II Corp. (b)	21	215
Integrated Wellness Acquisition Corp - Class A (b)	3	36
Jack Henry & Associates, Inc. (a)	13	2,265
Jackson Acquisition Co II - Class A (b)	58	601
Jefferies Financial Group Inc.	20	1,115
Jena Acquisition Corp II (b)	18	188
JVSPAC Acquisition Corp - Class A (b)	16	57
K&F Growth Acquisition Corp II - Class A (b)	63	645
Kochav Defense Acquisition Corp. (b)	52	532
Lakeshore Acquisition III Corp. (b)	20	205
Launch Two Acquisition Corp. - Class A (b)	47	493
Legato Merger Corp. (b)	26	276
LightWave Acquisition Corp. (b)	16	161
Live Oak Acquisition Corp V - Class A (b)	10	105
LPL Financial Holdings Inc.	13	4,623
Maywood Acquisition Corp. - Class A (b)	25	251
Melar Acquisition Corp. I - Class A (b)	22	230
Moody's Corporation	9	4,347
Mountain Lake Acquisition Corp. - Class A (b)	54	551
Mr. Cooper Group Inc. (b)	25	3,760
MSCI Inc. - Class A	3	1,660
Nabors Energy Transition Corp. - Class A (b)	73	808
NCR Atleos Corporation (b)	16	452
New Providence Acquisition Corp. III (b)	59	616
Newbury Street Acquisition Corporation - Class A (b)	33	337
NewHold Investment Corp. III (b)	10	98
NewHold Investment Corp. III - Class A (b)	13	131
Oxley Bridge Acquisition Ltd. (b)	9	92
Oyster Enterprises II Acquisition Corp (b)	43	434
Pacific Premier Bancorp, Inc.	13	273
Perimeter Acquisition Corp. I (b)	7	72
Pioneer Acquisition I Corp (b)	11	115
Plum Acquisition Corp. IV - Class A (b)	64	656
Primerica, Inc.	19	5,278
ProAssurance Corporation (b)	88	2,018
Procap Acquisition Corp. (b)	1	12
Quartzsea Acquisition Corp (b)	16	159
Real Asset Acquisition Corp. - Class A (b)	11	116
Republic Digital Acquisition Co. (b)	3	36
Roman DBDR Acquisition Corp. II (b)	13	135
Ryan Specialty Group Holdings, Inc. - Class A	49	3,328
SEI Investments Company (a)	26	2,351
Siddhi Acquisition Corp. - Class A (b)	31	316
SilverBox Corp IV - Class A (b)	15	167
SIM Acquisition Corp. I - Class A (b)	77	802
Sizzle Acquisition Corp II (b)	50	513
Sizzle Acquisition Corp II - Class A (b)	8	81
Soulpower Acquisition Corp (b)	62	628
Spark I Acquisition Corp. - Class A (b)	20	216
Stellar V Capital Corp. - Class A (b)	9	93
Stichting Administratiekantoor Unigel Creditors (b) (e)	1	—
Stichting Administratiekantoor Unigel Creditors (b) (e)	—	—
Tavia Acquisition Corp (b)	34	346
Texas Ventures Acquisition III Corp (b)	51	524
Thayer Ventures Acquisition Corporation II (b)	13	132
Titan Acquisition Corp (b)	68	687
Triumph Financial, Inc. (b)	52	2,878
UY Scuti Acquisition Corp. (b)	16	165
Vine Hill Capital Investment Corp. - Class A (b)	51	532
Visa Inc. - Class A (a)	36	13,094
Voyager Acquisition Corp. - Class A (b)	58	601
Wells Fargo & Company	12	942
Wen Acquisition Corp. (b)	18	186
Willow Lane Acquisition Corp. - Class A (b)	19	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Wintergreen Acquisition Corp. (b)	—	2
YHN Acquisition I Ltd (b)	19	196
Yorkville Acquisition Corp. (b)	7	77
		95,062
Consumer Discretionary 5.3%
Alibaba Group Holding Limited - ADR (a)	21	2,396
Amazon.com, Inc. (b)	83	18,305
CarMax, Inc. (b)	13	878
Compagnie Financiere Richemont SA	5	895
Delivery Hero SE (b) (f)	5	128
Everi Holdings Inc. (b)	110	1,565
Home Depot, Inc., The	7	2,531
Marriott International, Inc. - Class A	3	704
Pool Corporation	11	3,228
Prosus N.V. - Class N	25	1,388
Skechers U.S.A., Inc. - Class A (b)	30	1,899
Tesla Inc. (a) (b)	34	10,780
Under Armour, Inc. - Class A (a) (b)	209	1,429
Vail Resorts, Inc.	6	895
Vipshop (China) Co., Ltd - ADR	1	16
Vitamin Oldco Holdings, Inc. (b) (e)	3	—
Yum China Holdings, Inc.	28	1,266
		48,303
Information Technology 4.8%
Analog Devices, Inc.	12	2,891
Avaya Holdings Corp. (b)	10	74
Broadcom Inc.	1	196
CDW Corp. (a)	12	2,192
E2open Parent Holdings, Inc. - Class A (b)	102	329
Hirose Electric Co., Ltd.	3	375
Intuit Inc. (a)	4	3,025
Juniper Networks, Inc.	38	1,522
nCino OpCo, Inc. (b)	144	4,027
NCR Voyix Corporation (b) (g)	24	276
NXP Semiconductors N.V.	4	924
Oracle Corporation (a)	73	15,947
Riverbed Holdings, Inc. (b) (e)	7	—
Salesforce, Inc. (a)	24	6,628
TE Connectivity Public Limited Company	15	2,592
Trimble Inc. (b)	34	2,556
		43,554
Industrials 4.8%
Azelis Group (g)	17	268
Boeing Company, The (a) (b)	56	11,747
Dun & Bradstreet Holdings, Inc.	63	570
Expeditors International of Washington, Inc. - Class A (a)	6	705
Ferguson Enterprises Inc.	7	1,552
Fortune Brands Innovations, Inc.	12	599
GMS Inc. (b)	1	141
Hoshizaki Corporation (g)	7	240
Howmet Aerospace Inc.	2	460
Lennox International Inc.	5	3,090
LG Corp.	13	757
Old Dominion Freight Line, Inc.	14	2,254
Safran	6	1,937
Samsung C&T Corporation	6	713
Spirit AeroSystems Holdings, Inc. - Class A (b)	24	903
Swire Pacific Limited - Class A	18	157
The AZEK Company Inc. - Class A (b)	71	3,858
TransUnion	44	3,913
Uber Technologies, Inc. (b)	6	563
UL Solutions Inc. - Class A	30	2,190
Verisk Analytics, Inc. (a)	11	3,422
Watts Water Technologies, Inc. - Class A	12	2,866
Westinghouse Air Brake Technologies Corporation	3	525
		43,430
Health Care 4.2%
Amedisys, Inc. (b)	8	743
Bio-Rad Laboratories, Inc. - Class A (b)	2	531
Blueprint Medicines Corporation (b)	3	394
Cooper Companies, Inc., The (b)	25	1,805
Doximity, Inc. - Class A (a) (b)	77	4,709
Eurofins Scientific SE	14	1,025
Icon Public Limited Company (b)	5	763
Novartis AG - ADR (a)	51	6,219
Novo Nordisk A/S - ADR (a)	59	4,038
Regeneron Pharmaceuticals, Inc. (a)	9	4,482
Thermo Fisher Scientific Inc.	1	204
Vertex Pharmaceuticals Incorporated (a) (b)	21	9,332
West Pharmaceutical Services, Inc.	7	1,531
Zoetis Inc. - Class A	11	1,742
		37,518
Consumer Staples 3.3%
American Beverage Co Ambev - ADR (a)	1,025	2,471
Celsius Holdings, Inc. (b)	82	3,819
Heineken Holding N.V.	25	1,852
JDE Peet's N.V. (g)	52	1,498
Kellanova (a)	89	7,075
Lamb Weston Holdings, Inc.	30	1,553
Meridan Management Ltd - GDR (b) (e) (f)	38	—
Monster Beverage 1990 Corporation (a) (b)	159	9,954
Orion Incorporation	4	353
Pernod Ricard (g)	7	719
Rohto Pharmaceutical Co., Ltd.	3	45
Shiseido Company, Limited (g)	8	141
		29,480
Energy 0.8%
ChampionX Corporation (a)	176	4,378
Gulfport Energy Operating Corporation (b)	1	282
Hess Corporation	5	746
Kinder Morgan, Inc.	23	661
McDermott International, Ltd. (b)	30	332
McDermott International, Ltd. (b)	3	37
McDermott International, Ltd. (b)	—	5
NOV Inc.	41	513
		6,954
Materials 0.6%
Amrize AG (b)	22	1,095
Glencore PLC	244	951
Grupo Mexico, S.A.B. de C.V. - Class B	47	285
Holcim AG	17	1,277
International Flavors & Fragrances Inc.	22	1,639
NOF Corporation	1	21
		5,268
Real Estate 0.1%
Douglas Emmett, Inc.	35	532
Vornado Realty Trust	13	491
		1,023
Utilities 0.0%
PG&E Corporation	6	86
Total Common Stocks (cost $280,068)		410,496
CORPORATE BONDS AND NOTES 29.9%
Information Technology 9.8%
A10 Networks, Inc.
2.75%, 04/01/30 (a) (h) (i)	702	742
Advanced Energy Industries, Inc.
2.50%, 09/15/28 (a) (h)	201	242
Akamai Technologies, Inc.
0.38%, 09/01/27 (a) (h)	1,715	1,655
1.13%, 02/15/29 (a) (h)	1,358	1,288
0.25%, 05/15/33 (a) (h) (i)	1,402	1,439
Alarm.Com Holdings, Inc.
0.00%, 01/15/26 (a) (h) (j)	402	388
2.25%, 06/01/29 (a) (h)	350	339
Alkami Technology, Inc.
1.50%, 03/15/30 (a) (h) (i)	815	957
AMS-Osram AG
2.13%, 11/03/27, EUR (f) (h)	200	221
Applied Digital Corporation
2.75%, 06/01/30 (a) (h) (i)	402	521
Applied Optoelectronics, Inc.
2.75%, 01/15/30 (a) (h)	475	441
Bentley Systems, Incorporated
0.13%, 01/15/26 (a) (h)	486	478

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
0.38%, 07/01/27 (a) (h)	776	730
BigBear.ai Holdings, LLC
6.00%, 12/15/29 (a) (h) (i) (k)	356	746
Bill Holdings, Inc.
0.00%, 04/01/30 (a) (h) (i) (j)	1,226	1,035
Bitdeer Technologies Group
5.25%, 12/01/29 (a) (h) (i)	194	199
Blackline, Inc.
0.00%, 03/15/26 (a) (h) (j)	125	120
1.00%, 06/01/29 (a) (h)	562	597
Box, Inc.
0.00%, 01/15/26 (a) (h) (j)	899	1,196
Cleanspark Inc.
0.00%, 06/15/30 (a) (h) (i) (j)	39	38
Cloudflare, Inc.
0.00%, 08/15/26 (a) (h) (j)	2,594	3,045
0.00%, 06/15/30 (a) (h) (i) (j)	97	104
Confluent, Inc.
0.00%, 01/15/27 (a) (h) (j)	1,360	1,269
Core Scientific, Inc.
3.00%, 09/01/29 (a) (h) (i)	197	341
0.00%, 06/15/31 (a) (h) (i) (j)	37	40
Datadog, Inc.
0.00%, 12/01/29 (a) (h) (i) (j)	39	37
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (a) (h) (j)	3,031	2,834
Dropbox, Inc.
0.00%, 03/01/26 - 03/01/28 (a) (h) (j)	2,940	2,934
Enphase Energy, Inc.
0.00%, 03/01/28 (a) (h) (j)	48	39
FARO Technologies, Inc.
5.50%, 02/01/28 (a) (h)	490	604
Fastly, Inc.
7.75%, 06/01/28 (a) (h) (i)	40	40
Five9, Inc.
1.00%, 03/15/29 (a) (h)	253	220
Guidewire Software, Inc.
1.25%, 11/01/29 (a) (h) (i)	429	502
Hewlett Packard Enterprise Company
4.85%, 10/15/31	479	478
5.00%, 10/15/34	161	156
Impinj, Inc.
1.13%, 05/15/27 (a) (h)	456	568
InterDigital, Inc.
3.50%, 06/01/27 (a) (h)	528	1,546
Itron, Inc.
1.38%, 07/15/30 (a) (h)	560	664
JAMF Holding Corp.
0.13%, 09/01/26 (a) (h)	47	44
Lenovo Group Limited
2.50%, 08/26/29 (f) (h)	261	325
Lumentum Holdings Inc.
0.50%, 12/15/26 - 06/15/28 (a) (h)	3,839	4,389
1.50%, 12/15/29 (a) (h)	528	809
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 (a) (h)	685	1,199
0.00%, 12/15/29 (a) (h) (i) (j)	596	637
Mara Holdings, Inc.
0.00%, 03/01/30 (a) (h) (i) (j)	40	36
2.13%, 09/01/31 (a) (h) (i)	49	52
Microchip Technology Incorporated
0.75%, 06/01/30 (a) (h)	1,603	1,578
MicroStrategy Incorporated
0.63%, 03/15/30 (a) (h)	48	133
2.25%, 06/15/32 (a) (h)	519	1,117
Mitek Systems, Inc.
0.75%, 02/01/26 (a) (h)	1,257	1,220
MKS Inc.
1.25%, 06/01/30 (a) (h)	161	157
Nebius Group N.V.
2.00%, 06/05/29 (a) (h) (i)	815	1,072
3.00%, 06/05/31 (a) (h) (i)	291	385
Nice Ltd
0.00%, 09/15/25 (a) (h) (j)	133	131
Nutanix, Inc.
0.25%, 10/01/27 (a) (h)	1,355	1,900
0.50%, 12/15/29 (a) (h) (i)	200	226
Okta, Inc.
0.13%, 09/01/25 (a) (h)	1,856	1,826
0.38%, 06/15/26 (a) (h)	195	187
ON Semiconductor Corporation
0.00%, 05/01/27 (a) (h) (j)	1,258	1,480
0.50%, 03/01/29 (a) (h)	1,542	1,419
OSI Systems, Inc.
2.25%, 08/01/29 (a) (h) (i)	1,008	1,362
Pagaya Us Holding Company LLC
6.13%, 10/01/29 (a) (h) (i)	122	215
Pagerduty, Inc.
1.50%, 10/15/28 (a) (h)	119	113
PAR Technology Corporation
2.88%, 04/15/26 (a) (h)	94	159
1.50%, 10/15/27 (a) (h)	483	553
1.00%, 01/15/30 (a) (h) (i)	221	218
Penguin Solutions, Inc.
2.00%, 02/01/29 - 08/15/30 (a) (h) (i)	2,443	2,601
Porch Group Inc
6.75%, 10/01/28 (a) (h) (i)	429	419
Progress Software Corporation
1.00%, 04/15/26 (a) (h)	209	249
3.50%, 03/01/30 (a) (h)	1,390	1,598
PROS Holdings, Inc.
2.25%, 09/15/27 (a) (h)	244	229
2.50%, 07/01/30 (f) (h)	1,039	1,119
Q2 Holdings, Inc.
0.13%, 11/15/25 (a) (h)	1,096	1,071
0.75%, 06/01/26 (a) (h)	1,561	1,818
Rapid7, Inc.
0.25%, 03/15/27 (a) (h)	125	115
Rubrik, Inc.
0.00%, 06/15/30 (a) (h) (i) (j)	291	303
Seagate HDD Cayman
3.50%, 06/01/28 (a) (h)	214	384
Semtech Corporation
1.63%, 11/01/27 (a) (h)	1,316	1,904
Shopify Inc.
0.13%, 11/01/25 (a) (h)	2,983	3,029
Snowflake Inc.
0.00%, 10/01/27 - 10/01/29 (a) (h) (i) (j)	3,580	5,443
Super Micro Computer, Inc.
2.25%, 07/15/28 (a) (h) (i)	941	1,096
3.50%, 03/01/29 (a) (h)	970	1,010
0.00%, 06/15/30 (a) (h) (i) (j)	779	873
TeraWulf Inc.
2.75%, 02/01/30 (a) (h) (i)	49	41
Tyler Technologies, Inc.
0.25%, 03/15/26 (a) (h)	1,648	2,020
Unity Software Inc.
0.00%, 11/15/26 (a) (h) (j)	825	763
0.00%, 03/15/30 (a) (h) (i) (j)	136	139
Veeco Instruments Inc.
2.88%, 06/01/29 (a) (h)	1,261	1,336
Verint Systems Inc.
0.25%, 04/15/26 (a) (h)	822	786
Vertex, Inc.
0.75%, 05/01/29 (a) (h)	1,006	1,184
Viavi Solutions Inc.
1.63%, 03/15/26 (a) (h)	20	20
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (a) (h)	1,904	1,693
Western Digital Corporation
3.00%, 11/15/28 (a) (h)	2,865	5,143
Workiva Inc.
1.25%, 08/15/28 (a) (h)	156	145
		88,266
Consumer Discretionary 5.5%
Alibaba Group Holding Limited
0.50%, 06/01/31 (a) (h)	3,315	4,188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Carnival Corporation
5.75%, 12/01/27 (a) (h)	2,026	4,439
Cheesecake Factory Incorporated, The
0.38%, 06/15/26 (a) (h)	540	559
2.00%, 03/15/30 (a) (h) (i)	1,746	1,884
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 (a) (h)	531	504
1.75%, 09/15/30 (a) (h) (i)	1,649	1,746
Delivery Hero SE
1.00%, 01/23/27, EUR (f) (h)	1,300	1,449
1.50%, 01/15/28, EUR (f) (h)	100	107
3.25%, 02/21/30, EUR (f) (h)	500	561
DK Crown Holdings Inc.
0.00%, 03/15/28 (a) (h) (j)	331	297
ETSY, Inc.
0.13%, 10/01/26 - 09/01/27 (a) (h)	695	633
0.25%, 06/15/28 (a) (h)	970	826
1.00%, 06/15/30 (a) (h) (i)	194	184
Everi Holdings Inc.
5.00%, 07/15/29 (i)	792	800
Expedia Group, Inc.
0.00%, 02/15/26 (a) (h) (j)	1,704	1,650
Fisker Group Inc.
0.00%, 09/15/26 (a) (b) (h) (i) (l)	2,160	9
Flight Centre Travel Group Limited
2.50%, 11/17/27, AUD (f) (h)	400	257
1.63%, 11/01/28, AUD (f) (h)	1,800	1,148
Ford Motor Company
0.00%, 03/15/26 (a) (h) (j)	2,864	2,825
GameStop Corp.
0.00%, 04/01/30 - 06/15/32 (a) (h) (i) (j)	3,206	3,435
Gol Finance LLP
14.38%, 06/05/30 (a) (i)	536	515
Groupon, Inc.
6.25%, 03/15/27 (a) (h)	441	611
Guess ?, Inc.
3.75%, 04/15/28 (a) (h)	584	551
H World Group Limited
3.00%, 05/01/26 (a) (h)	480	508
JD.com, Inc.
0.25%, 06/01/29 (a) (h)	1,305	1,353
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (f) (h)	800	926
0.63%, 02/09/28, EUR (f) (h)	100	115
LCI Industries
1.13%, 05/15/26 (a) (h)	287	278
3.00%, 03/01/30 (a) (h) (i)	1,238	1,235
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (a) (h) (j)	2,597	2,497
3.25%, 12/15/27 (a) (h)	641	599
McLaren Finance PLC
7.50%, 08/01/26 (i)	2,536	2,542
Meritage Homes Corporation
1.75%, 05/15/28 (a) (h)	39	38
NCL Corporation Ltd.
1.13%, 02/15/27 (a) (h)	883	863
2.50%, 02/15/27 (a) (h)	1,659	1,662
0.88%, 04/15/30 (a) (h) (i)	41	44
Peloton Interactive, Inc.
0.00%, 02/15/26 (a) (h) (j)	653	625
5.50%, 12/01/29 (a) (h)	795	1,458
Realreal, Inc., The
1.00%, 03/01/28 (a) (h)	250	193
Shake Shack, Inc.
0.00%, 03/01/28 (a) (h) (j)	96	102
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (b) (h) (i) (l)	1,305	2
Trip.com Group Limited
0.75%, 06/15/29 (h) (i)	2,080	2,302
Wayfair Inc.
0.63%, 10/01/25 (h)	780	770
1.00%, 08/15/26 (h)	57	54
3.25%, 09/15/27 (a) (h)	892	1,018
3.50%, 11/15/28 (a) (h)	777	1,050
Winnebago Industries, Inc.
3.25%, 01/15/30 (a) (h)	586	505
		49,917
Health Care 4.4%
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 (a) (h)	887	1,149
Alphatec Holdings, Inc.
0.75%, 08/01/26 (a) (h)	512	503
0.75%, 03/15/30 (a) (h) (i)	741	744
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 (a) (h)	262	227
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (a) (h) (i)	1,319	1,485
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (a) (h)	847	797
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (a) (h)	1,319	1,631
2.25%, 02/01/29 (a) (h)	253	237
1.75%, 03/01/31 (a) (h) (i)	253	294
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (a) (h)	1,416	1,516
CONMED Corporation
2.25%, 06/15/27 (a) (h)	2,374	2,238
Cytokinetics, Incorporated
3.50%, 07/01/27 (a) (h)	497	527
DexCom, Inc.
0.25%, 11/15/25 (a) (h)	2,538	2,480
0.38%, 05/15/28 (a) (h)	722	679
Dynavax Technologies Corporation
2.00%, 03/15/30 (a) (f) (h)	737	666
Enovis Corporation
3.88%, 10/15/28 (a) (h)	38	37
Envista Holdings Corporation
1.75%, 08/15/28 (a) (h)	88	82
Evolent Health, Inc.
3.50%, 12/01/29 (a) (h)	317	267
Exact Sciences Corporation
0.38%, 03/15/27 - 03/01/28 (a) (h)	3,672	3,442
2.00%, 03/01/30 (a) (h) (i)	401	406
1.75%, 04/15/31 (a) (h) (i)	201	184
Guardant Health, Inc.
0.00%, 11/15/27 (a) (h) (j)	2,613	2,363
1.25%, 02/15/31 (a) (f) (h)	194	226
Haemonetics Corporation
2.50%, 06/01/29 (a) (h)	39	39
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 (a) (h)	1,199	1,193
1.00%, 08/15/28 (a) (h)	100	114
Hims & Hers Health, Inc.
0.00%, 05/15/30 (a) (h) (i) (j)	184	191
Immunocore Holdings PLC
2.50%, 02/01/30 (a) (h)	146	125
Innoviva, Inc.
2.13%, 03/15/28 (a) (h)	912	912
Inotiv, Inc.
3.25%, 10/15/27 (a) (h)	701	165
Integer Holdings Corporation
1.88%, 03/15/30 (a) (h) (i)	425	440
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 (a) (h)	117	123
Jazz Investments I Limited
2.00%, 06/15/26 (a) (h)	2,438	2,464
Lantheus Holdings, Inc.
2.63%, 12/15/27 (a) (h)	1,363	1,724
LivaNova PLC
2.50%, 03/15/29 (a) (h)	39	40
Merit Medical Systems, Inc.
3.00%, 02/01/29 (a) (h) (i)	312	393
Mesa Laboratories, Inc.
1.38%, 08/15/25 (a) (h)	670	657
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (a) (h)	123	218
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (a) (h)	1,100	1,087

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
2.13%, 05/15/29 (a) (h)	680	657
Pharming Group N.V.
4.50%, 04/25/29, EUR (f) (h)	400	492
PTC Therapeutics, Inc.
1.50%, 09/15/26 (a) (h)	1,883	2,166
Repligen Corporation
1.00%, 12/15/28 (a) (h)	963	958
Semler Scientific, Inc.
4.25%, 08/01/30 (a) (h) (i)	20	17
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 (a) (h)	613	591
Teladoc Health, Inc.
1.25%, 06/01/27 (a) (h)	192	176
Tempus AI, Inc.
0.75%, 07/15/30 (h) (i)	272	272
TransMedics Group, Inc.
1.50%, 06/01/28 (a) (h)	973	1,551
Travere Therapeutics, Inc.
2.50%, 09/15/25 (a) (h)	610	601
2.25%, 03/01/29 (a) (h)	24	23
		39,569
Financials 4.2%
360 Financial, Inc.
0.50%, 04/01/30 (a) (h) (i)	249	245
ABRA Global Finance
5.00%, 03/02/28 (a) (i) (k)	2,659	2,443
6.00%, 10/22/29 (a) (i) (k)	260	196
Affirm Holdings, Inc.
0.00%, 11/15/26 (a) (h) (j)	1,735	1,621
0.75%, 12/15/29 (a) (h) (i)	888	935
Alpha Holding, S.A. de C.V
0.00%, 12/31/25 (b) (i) (l)	236	1
AssuredPartners, Inc.
5.63%, 01/15/29 (i)	1,311	1,311
7.50%, 02/15/32 (i)	2,165	2,320
Block, Inc.
0.25%, 11/01/27 (a) (h)	399	357
Capital Southwest Corporation
5.13%, 11/15/29 (a) (h)	99	99
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (m)	242	239
5.00%, (100, 12/01/27) (m)	33	32
Coinbase Global, Inc.
0.50%, 06/01/26 (a) (h)	2,661	3,058
0.25%, 04/01/30 (a) (h)	602	787
Encore Capital Group, Inc.
3.25%, 10/01/25 (a) (h)	926	961
4.00%, 03/15/29 (a) (h)	1,665	1,569
EZCORP, Inc.
3.75%, 12/15/29 (a) (h) (i)	415	593
Hercules Capital, Inc.
4.75%, 09/01/28 (a) (h) (i)	141	135
MoneyGram International, Inc.
9.00%, 06/01/30 (i)	268	240
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (i)	605	609
5.75%, 11/15/31 (i)	2,140	2,163
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 12/31/25 (b) (i) (l)	200	72
Ping An Insurance (Group) Company of China, Ltd.
0.88%, 07/22/29 (f) (h)	800	1,017
Repay Holdings Corporation
0.00%, 02/01/26 (a) (h) (i) (j)	1,946	1,859
2.88%, 07/15/29 (a) (h) (i)	147	121
Shift4 Payments, LLC
0.00%, 12/15/25 (a) (h) (j)	2,981	3,752
0.50%, 08/01/27 (a) (h)	585	627
SoFi Technologies, Inc.
0.00%, 10/15/26 (a) (h) (i) (j)	415	458
1.25%, 03/15/29 (a) (h) (i)	2,103	4,264
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/25 (b) (i) (l)	200	1
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (f) (k)	263	6
Upstart Holdings, Inc.
0.25%, 08/15/26 (a) (h)	1,419	1,345
2.00%, 10/01/29 (a) (h) (i)	1,407	2,299
WisdomTree, Inc.
3.25%, 08/15/29 (a) (h) (i)	1,747	2,013
		37,748
Communication Services 2.4%
AST Spacemobile, Inc.
4.25%, 03/01/32 (a) (h) (i)	275	547
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	251	256
Digital World Acquisition Corp.
0.00%, 05/29/28 (a) (h) (i) (j)	582	550
EchoStar Corporation
3.88%, 11/30/30 (h) (k)	299	350
Frontier Communications Holdings, LLC
5.88%, 11/01/29	986	996
6.00%, 01/15/30 (i)	1,331	1,349
fuboTV Inc.
3.25%, 02/15/26 (a) (h)	244	239
Liberty Media Corporation
2.25%, 08/15/27 (a) (h)	92	123
3.75%, 03/15/28 - 02/15/30 (a) (h)	4,328	1,479
4.00%, 11/15/29 (a) (h)	1,635	149
2.38%, 09/30/53 (a) (h) (i)	1,125	1,722
Live Nation Entertainment, Inc.
2.88%, 01/15/30 (h) (i)	194	211
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (a) (h) (i)	2,392	2,293
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (a) (h) (i)	649	576
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (i) (k)	112	73
8.50%, 12/31/28 (i) (k)	232	15
Sea Limited
2.38%, 12/01/25 (a) (h)	2,932	5,209
0.25%, 09/15/26 (a) (h)	84	79
Snap Inc.
0.75%, 08/01/26 (a) (h)	2,048	1,970
0.00%, 05/01/27 (a) (h) (j)	404	366
0.13%, 03/01/28 (a) (h)	45	39
Sphere Entertainment Co.
3.50%, 12/01/28 (a) (h)	100	139
Spotify USA Inc.
0.00%, 03/15/26 (a) (h) (j)	894	1,352
Ziff Davis, Inc.
1.75%, 11/01/26 (a) (h)	698	659
3.63%, 03/01/28 (a) (f) (h)	774	721
		21,462
Industrials 1.9%
Array Tech, Inc.
2.88%, 07/01/31 (a) (h) (i)	39	38
Astronics Corporation
5.50%, 03/15/30 (a) (h) (i)	632	1,084
Bloom Energy Corporation
3.00%, 06/01/28 - 06/01/29 (a) (h)	1,765	2,592
CSG Systems International, Inc.
3.88%, 09/15/28 (a) (h)	221	251
Dayforce, Inc.
0.25%, 03/15/26 (a) (h)	2,890	2,765
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (i)	678	694
Eos Energy Enterprises, Inc.
6.75%, 06/15/30 (a) (h) (i)	97	106
Greenbrier Companies, Inc., The
2.88%, 04/15/28 (a) (h)	1,669	1,767
JBT Marel Corporation
0.25%, 05/15/26 (a) (h)	373	371
JetBlue Airways Corporation
2.50%, 09/01/29 (a) (h) (i)	97	89
Lyft, Inc.
0.63%, 03/01/29 (a) (h)	1,011	1,080
Parsons Corporation
2.63%, 03/01/29 (a) (h)	174	185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Tetra Tech, Inc.
2.25%, 08/15/28 (a) (h)	655	732
Triumph Group, Inc.
9.00%, 03/15/28 (i)	604	631
Uber Technologies, Inc.
0.00%, 12/15/25 (a) (h) (j)	2,109	2,489
0.00%, 05/15/28 (a) (h) (i) (j)	388	410
0.88%, 12/01/28 (a) (h)	202	288
Xometry, Inc.
1.00%, 02/01/27 (a) (h)	854	868
0.75%, 06/15/30 (a) (h) (i)	778	789
		17,229
Utilities 0.8%
Alliant Energy Corporation
3.88%, 03/15/26 (a) (h)	408	417
American Water Capital Corp.
3.63%, 06/15/26 (a) (h)	1,176	1,173
CMS Energy Corporation
3.38%, 05/01/28 (a) (h)	100	106
Duke Energy Corporation
4.13%, 04/15/26 (a) (h)	621	653
Evergy, Inc.
4.50%, 12/15/27 (a) (h)	776	904
Ormat Technologies, Inc.
2.50%, 07/15/27 (a) (h)	412	450
PG&E Corporation
4.25%, 12/01/27 (a) (h)	584	578
The Southern Company
4.50%, 06/15/27 (a) (h)	603	662
UGI Corporation
5.00%, 06/01/28 (a) (h)	1,038	1,425
WEC Energy Group Inc.
4.38%, 06/01/27 (a) (h)	776	873
		7,241
Real Estate 0.4%
Kite Realty Group, L.P.
0.75%, 04/01/27 (a) (h) (i)	103	106
Open Doors Technology Inc.
7.00%, 05/15/30 (a) (h) (i)	481	351
Pebblebrook Hotel Trust
1.75%, 12/15/26 (a) (h)	1,523	1,439
Redfin Corporation
0.50%, 04/01/27 (a) (h)	194	174
Rexford Industrial Realty, L.P.
4.38%, 03/15/27 (a) (h) (i)	194	191
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (h)	754	540
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (a) (h)	1,074	1,029
Ventas Realty, Limited Partnership
3.75%, 06/01/26 (a) (h)	109	128
Vornado Realty L.P.
2.15%, 06/01/26	112	109
		4,067
Materials 0.2%
B2Gold Corp.
2.75%, 02/01/30 (a) (h) (i)	526	702
Danimer Scientific, Inc.
0.00%, 12/15/26 (a) (b) (h) (i) (l)	672	3
Fortuna Mining Corp.
3.75%, 06/30/29 (a) (h)	364	459
Silvercorp Metals Inc.
4.75%, 12/15/29 (a) (h) (i)	287	350
SSR Mining Inc.
2.50%, 04/01/39 (a) (h)	49	51
Unigel Luxembourg SA
13.50%, 12/31/27 (i) (k)	44	35
13.50%, 12/31/27 (f) (k)	62	50
11.00%, 12/31/28 (i) (k)	50	14
11.00%, 12/31/28 (f) (k)	210	58
		1,722
Consumer Staples 0.2%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (i)	131	119
MGPI Processing, Inc.
1.88%, 11/15/41 (a) (h)	1,234	1,157
Rogers Sugar Inc.
6.00%, 06/30/30, CAD (f) (h)	379	289
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (a) (h)	22	35
		1,600
Energy 0.1%
Canacol Energy Ltd.
5.75%, 11/24/28 (f)	400	141
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (i)	214	219
Golar LNG Limited
2.75%, 12/15/30 (a) (h) (i)	454	466
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (a) (h)	141	189
Transocean Inc
4.63%, 09/30/29 (a) (h)	379	402
		1,417
Total Corporate Bonds And Notes (cost $263,356)		270,238
PRIVATE INVESTMENT FUNDS 10.2%
WCM Partners Fund (f) (n)	82,500	91,807
Total Private Investment Funds (cost $82,500)		91,807
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.9%
1345 Trust 2025-AOA
Series 2025-D-AOA, 7.30%, (1 Month Term SOFR + 3.00%), 06/15/27 (o)	80	80
AASET 2024-2 Ltd
Series 2024-B-2A, 6.61%, 09/16/31	237	242
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 2.92%, (1 Month Term SOFR + 0.39%), 07/25/36 (o) (p) (q)	1,681	1,384
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,954
Apidos CLO XXIV
Series 2016-DR-24A, 10.33%, (3 Month Term SOFR + 6.06%), 10/21/30 (o)	500	502
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	206
Arbor Realty Commercial Real Estate Notes 2022-FL1
Series 2022-C-FL1, 6.61%, (SOFR 30-Day Average + 2.30%), 01/15/37 (o)	350	350
Argentina, Republic of
Series 2022-E-CRE6, 7.70%, (SOFR 30-Day Average + 3.40%), 01/21/37 (o)	330	324
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 11.63%, (3 Month Term SOFR + 7.35%), 07/17/35 (o)	500	500
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	86
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	281
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.74%, 07/17/57 (o)	3,110	298
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 7.91%, (1 Month Term SOFR + 3.60%), 07/15/37 (o) (p)	470	346
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.76%, 07/17/28 (o)	377	294
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.88%, 12/15/62 (o)	15,991	331
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	333
BRSP Ltd
Series 2024-C-FL2, 7.86%, (1 Month Term SOFR + 3.54%), 02/19/30 (o)	317	314
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-E-FL7, 7.83%, (1 Month Term SOFR + 3.51%), 12/15/38 (o)	300	294
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	451	449
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (o)	252	230
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 7.33%, (1 Month Term SOFR + 3.01%), 06/16/36 (o)	220	218
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 7.25%, (1 Month Term SOFR + 2.94%), 03/15/27 (o)	200	196
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 10.04%, (3 Month Term SOFR + 5.76%), 01/30/31 (o)	700	676
Canyon CLO 2020-1 Ltd
Series 2020-DR2-1A, 7.36%, (3 Month Term SOFR + 3.10%), 07/15/34 (o)	500	500
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 9.94%, (3 Month Term SOFR + 5.61%), 05/15/31 (o)	1,000	1,001
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 11.24%, (3 Month Term SOFR + 6.96%), 01/25/35 (o)	1,500	1,501
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 11/25/44	4,100	3,840
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/43 (p)	1,015	619
Cent Clo 17 Limited
Series DR-C17A, 10.54%, (3 Month Term SOFR + 6.26%), 04/30/31 (o)	500	495
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.93%, 11/18/52 (o)	3,080	98
Chenango Park CLO, Ltd.
Series 2018-D-1A, 10.32%, (3 Month Term SOFR + 6.06%), 04/15/30 (o)	1,000	996
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	945	451
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.01%, (3 Month Term SOFR + 2.75%), 01/15/38 (o)	500	501
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.40%, 03/10/51 (o)	2,522	81
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (o)	1,000	36
Clover CLO 2021-3 LLC
Series 2021-DR-3A, 6.83%, (3 Month Term SOFR + 2.55%), 01/25/35 (o)	500	500
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,300	1,262
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.53%, (1 Month Term SOFR + 2.47%), 09/15/33 (o)	1,000	298
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.61%, 11/18/25 (o)	344	334
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (o)	350	322
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (o)	338	279
CSMC Trust 2017-PFHP
Series 2017-A-PFHP, REMIC, 5.31%, (1 Month Term SOFR + 1.00%), 12/15/30 (o)	191	191
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	265
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 10.34%, (3 Month Term SOFR + 6.01%), 08/15/31 (i) (o)	500	465
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (o)	143	142
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.30%, 02/11/28 (o)	417	382
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-D-FL3, 6.93%, (1 Month Term SOFR + 2.61%), 11/18/36 (o)	330	328
FS Rialto 2024-FL9 Issuer, LLC
Series 2024-D-FL9, 8.26%, (1 Month Term SOFR + 3.94%), 10/19/39 (o)	300	293
GS Mortgage Securities Trust 2010-C1
Series 2010-C-C1, REMIC, 5.64%, 08/10/43 (o)	199	197
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.40%, 11/13/47 (o)	170	88
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.42%, 02/12/48 (o)	337	329
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	790
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.40%, 12/17/54 (o)	3,608	273
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,553	901
H.I.G. RCP 2023-FL1, LLC
Series 2023-B-FL1, 7.93%, (1 Month Term SOFR + 3.50%), 09/21/38 (o)	400	401
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-D-FL1, 6.78%, (1 Month Term SOFR + 2.46%), 06/19/36 (o)	350	349
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 11.13%, (3 Month Term SOFR + 6.86%), 10/22/29 (o)	1,000	999
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (o)	114	105
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (o)	347	3
Series 2019-G-MFP, REMIC, 8.41%, (1 Month Term SOFR + 4.10%), 07/15/36 (o)	347	251
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/26	275	272
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.71%, 11/18/47 (o)	1,408	7
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.08%, 11/18/48 (o)	17,493	64
LCM XVII Limited Partnership
Series ER-17A, 10.52%, (3 Month Term SOFR + 6.26%), 10/15/31 (o)	500	376
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 4.93%, (1 Month Term SOFR + 0.61%), 09/25/36 (o)	663	226
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 2.26%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (o)	10,870	822
Series 2007-2A1-2, REMIC, 4.74%, (1 Month Term SOFR + 0.42%), 03/25/37 (o)	10,788	1,918
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 10.33%, (3 Month Term SOFR + 6.06%), 10/22/30 (o)	500	492
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 10.78%, (3 Month Term SOFR + 6.51%), 04/19/33 (o)	1,000	1,000
MAPS 2021-1 Trust
Series 2021-C-1A, 5.44%, 06/15/28	9	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Mariner Finance Issuance Trust 2024-B
Series 2024-A-BA, 4.91%, 10/21/30	250	253
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	516
MF1 2024-FL14 LLC
Series 2024-D-FL14, REMIC, 8.71%, (1 Month Term SOFR + 4.84%), 03/19/39 (o)	300	299
Series 2024-E-FL14, REMIC, 10.61%, (1 Month Term SOFR + 6.29%), 03/19/39 (o)	400	398
MF1 2024-FL15 LLC
Series 2024-D-FL15, 8.35%, (1 Month Term SOFR + 4.04%), 08/18/41 (o)	350	350
Milos CLO, Ltd.
Series 2017-ER-1A, 10.68%, (3 Month Term SOFR + 6.41%), 10/21/30 (o)	500	494
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.43%, 08/17/49 (o)	14,155	143
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 0.70%, (1 Month Term SOFR + 0.29%), 10/25/36 (o) (p) (q)	4,038	1,150
Myers Park CLO, Ltd.
Series 2018-E-1A, 10.03%, (3 Month Term SOFR + 5.76%), 10/21/30 (o)	1,000	995
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-DR-46A, 6.92%, (3 Month Term SOFR + 2.65%), 01/21/37 (o)	500	501
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-ER-44A, 9.41%, (3 Month Term SOFR + 5.15%), 10/16/35 (o)	500	490
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.47%, (1 Month Term SOFR + 0.65%), 02/25/36 (o) (p) (q)	6,636	719
Octagon 57 Ltd
Series 2021-E-1A, 11.12%, (3 Month Term SOFR + 6.86%), 10/16/34 (o)	1,500	1,486
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 11.53%, (3 Month Term SOFR + 7.26%), 01/20/35 (o)	1,000	950
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 10.29%, (3 Month Term SOFR + 6.01%), 07/17/30 (o)	500	469
Series 2013-SUB-1A, REMIC, 2.59%, 07/17/30 (i) (o)	1,500	—
PFP 2024-11 Ltd
Series 2024-C-11, 7.30%, (1 Month Term SOFR + 3.05%), 09/19/39 (o)	293	293
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.14%, 08/25/26 (o)	2,000	1,993
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-E-FL7, 7.83%, (1 Month Term SOFR + 3.51%), 11/25/36 (o)	300	296
Rockland Park Limited
Series 2021-E-1A, 10.78%, (3 Month Term SOFR + 6.51%), 04/20/34 (o)	500	501
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 3.95%, 12/25/61 (o) (q)	4,191	3,057
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	1	860
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (e)	50	341
Sound Point CLO 37, Ltd.
Series 2019-ER-2A, 10.99%, (3 Month Term SOFR + 6.73%), 07/17/34 (o)	500	444
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 11.24%, (3 Month Term SOFR + 6.96%), 10/25/34 (o)	500	453
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (o)	1,200	1,140
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/56 (o) (q)	3,767	3,126
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.27%, 01/25/35 (o)	983	889
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 6.24%, (1 Month Term SOFR + 1.91%), 04/16/38 (o) (p)	100	99
Series 2021-C-FL2, 6.54%, (1 Month Term SOFR + 2.21%), 04/16/38 (o) (p)	300	296
Sunbird Engine Finance Limited
Series 2020-C-1A, 6.78%, 02/15/27 (p)	28	28
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 10.75%, (3 Month Term SOFR + 6.48%), 10/22/31 (o)	500	478
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,966
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	275	272
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	162	143
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	92	82
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	213	181
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (o)	307	260
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (o)	178	154
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (o)	262	209
VOLT XCII, LLC
Series 2021-A2-NPL1, 4.95%, 02/27/51 (p)	510	510
Voya CLO Ltd
Series 2019-E-2A, 11.13%, (3 Month Term SOFR + 6.86%), 07/20/32 (o)	500	500
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	439
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.68%, 11/18/25 (o)	293	282
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 4.95%, 08/17/28 (o)	280	261
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.30%, 08/17/57 (o)	1,840	296
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	48	46
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (p)	574	565
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 10.27%, (3 Month Term SOFR + 6.01%), 07/15/30 (o)	500	479
Total Non-U.S. Government Agency Asset-Backed Securities (cost $84,131)		71,431
GOVERNMENT AND AGENCY OBLIGATIONS 4.9%
Collateralized Mortgage Obligations 4.3%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 10.31%, (SOFR 30-Day Average + 6.00%), 12/26/41 (o)	1,250	1,310
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 14.16%, (SOFR 30-Day Average + 9.85%), 03/25/42 (o)	1,000	1,119
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (o)	321	294
Interest Only, Series SG-3972, REMIC, 1.48%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (o)	2,719	279
Series MS-4096, REMIC, 0.04%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (o)	129	71
Series SB-4118, REMIC, 0.10%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (o)	77	38
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (o)	92	42
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (o)	119	62
Interest Only, Series CI-5156, REMIC, 3.00%, 02/25/50	3,313	598

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series HI-5023, REMIC, 3.00%, 10/25/50	2,317	385
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,053	497
Interest Only, Series CI-5293, REMIC, 2.50%, 04/25/51	5,507	883
Interest Only, Series AI-5127, REMIC, 3.00%, 06/25/51	3,689	633
Interest Only, Series IN-5180, REMIC, 3.00%, 07/25/51	2,028	408
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,491	551
Interest Only, Series IA-5353, REMIC, 2.50%, 10/25/51	5,410	622
Federal National Mortgage Association, Inc.
Interest Only, Series C7-427, 2.50%, 08/25/35	6,933	539
Interest Only, Series C1-437, 1.50%, 05/25/37	15,092	819
Interest Only, Series C34-431, 1.50%, 06/25/37	10,734	569
Interest Only, Series C34-436, 3.00%, 07/25/52	2,263	393
Series 2012-GS-125, REMIC, 0.10%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (o)	811	478
Interest Only, Series 2018-SA-54, REMIC, 1.83%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (o)	2,010	196
Interest Only, Series 2020-AS-54, REMIC, 1.73%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (o)	1,962	249
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (o)	5,076	262
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (o)	6,727	277
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (o)	4,818	207
Interest Only, Series 2020-IB-80, REMIC, 2.50%, 11/25/50	3,999	644
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (o)	6,825	261
Interest Only, Series 2020-HI-96, REMIC, 3.00%, 01/25/51	2,295	393
Interest Only, Series 2021-PI-20, REMIC, 2.50%, 04/25/51	3,999	662
Interest Only, Series 2024-IO-32, REMIC, 2.50%, 04/25/51	671	105
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	3,998	520
Interest Only, Series 2021-LI-66, REMIC, 2.50%, 10/25/51	3,451	576
Interest Only, Series 2021-MI-74, REMIC, 2.50%, 11/25/51	3,414	393
Interest Only, Series 2023-IO-59, REMIC, 2.50%, 12/25/51	5,093	563
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.09%, 01/20/42 (o)	3,241	100
Interest Only, Series 2018-HS-97, REMIC, 1.77%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (o)	167	20
Interest Only, Series 2018-SD-91, REMIC, 1.77%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (o)	1,329	145
Interest Only, Series 2018-SA-111, REMIC, 0.12%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (o)	2,008	78
Interest Only, Series 2018-SH-105, REMIC, 1.82%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (o)	1,272	145
Interest Only, Series 2018-SK-124, REMIC, 1.77%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (o)	1,558	179
Interest Only, Series 2018-SA-166, REMIC, 1.72%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (o)	1,410	150
Interest Only, Series 2019-SH-92, REMIC, 1.67%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (o)	1,358	159
Interest Only, Series 2022-IB-218, REMIC, 3.00%, 07/20/50	602	103
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (o)	3,608	163
Interest Only, Series 2020-BS-112, REMIC, 1.82%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (o)	2,879	399
Interest Only, Series 2020-SD-142, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (o)	2,383	354
Interest Only, Series 2020-SH-146, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (o)	2,214	335
Interest Only, Series 2020-TI-151, REMIC, 2.50%, 10/20/50	3,990	599
Interest Only, Series 2022-AI-112, REMIC, 2.50%, 10/20/50	1,326	207
Interest Only, Series 2020-MI-154, REMIC, 3.00%, 10/20/50	3,502	590
Interest Only, Series 2020-SD-167, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (o)	2,317	344
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	4,091	639
Interest Only, Series 2020-DI-167, REMIC, 2.50%, 11/20/50	4,363	644
Interest Only, Series 2020-HI-173, REMIC, 2.50%, 11/20/50	4,209	626
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	4,948	727
Interest Only, Series 2020-YI-165, REMIC, 2.50%, 11/20/50	4,221	618
Interest Only, Series 2020-SU-189, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (o)	2,141	313
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,284	667
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	3,207	615
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (o)	8,198	99
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (o)	5,587	118
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (o)	3,203	105
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,564	445
Interest Only, Series 2021-BI-149, REMIC, 3.00%, 08/20/51	3,548	567
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (o)	4,782	173
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,605	609
Interest Only, Series 2021-IA-159, REMIC, 3.00%, 09/20/51	3,576	571
Interest Only, Series 2021-VI-161, REMIC, 3.00%, 09/20/51	4,729	643
Interest Only, Series 2024-KI-48, REMIC, 2.50%, 10/20/51	3,999	586
Interest Only, Series 2025-JI-62, REMIC, 2.50%, 10/20/51	5,017	621
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (o)	13,328	136
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,313	630
Interest Only, Series 2023-GI-19, REMIC, 3.00%, 11/20/51	3,713	563
Interest Only, Series 2021-IB-197, REMIC, 3.50%, 11/20/51	3,657	683
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (o)	7,928	251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (o)	7,533	168
Interest Only, Series 2024-BI-6, REMIC, 3.00%, 12/20/51	3,688	596
Interest Only, Series 2022-IO-137, REMIC, 3.00%, 01/20/52	3,950	577
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,494	583
Interest Only, Series 2020-HI-H11, REMIC, 1.90%, 06/19/70 (o)	5,221	389
Interest Only, Series 2020-AI-H18, REMIC, 2.45%, 09/20/70 (o)	5,182	378
Interest Only, Series 2020-BI-H19, REMIC, 1.79%, 11/20/70 (o)	4,257	394
Interest Only, Series 2021-QI-H08, REMIC, 0.15%, 05/20/71 (o)	21,041	649
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Interest Only, Series 2025-MI-48, REMIC, 2.50%, 06/20/51	6,342	944
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	5,208	872
Government National Mortgage Association REMIC Trust 2019-085
Interest Only, Series 2019-IH-90, REMIC, 3.00%, 05/20/48	3,663	567
Government National Mortgage Association REMIC Trust 2024-025
Interest Only, Series 2024-DI-24, REMIC, 3.50%, 11/20/51	3,119	590
		38,324
Commercial Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.86%, 12/25/27 (o)	9,035	63
Interest Only, Series 2019-X-M5, REMIC, 0.61%, 02/25/29 (o)	11,790	164
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (o)	8,871	97
Interest Only, Series 2019-X-M12, REMIC, 0.70%, 06/25/29 (o)	7,796	134
Interest Only, Series 2019-X-M25, REMIC, 0.21%, 11/25/29 (o)	24,936	119
Interest Only, Series 2022-X2-M4, REMIC, 0.26%, 05/25/30 (o)	34,805	259
Interest Only, Series 2020-X2-M13, REMIC, 1.33%, 09/25/30 (o)	3,395	126
Interest Only, Series 2019-X2-M21, REMIC, 1.40%, 02/25/31 (o)	3,397	173
Interest Only, Series 2019-2XA-M24, REMIC, 1.27%, 03/25/31 (o)	3,434	158
Interest Only, Series 2021-X1-M23, REMIC, 0.60%, 11/25/31 (o)	12,025	184
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (o)	11,736	410
Freddie Mac Multifamily Securities 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 11.05%, (SOFR 30-Day Average + 5.91%), 11/25/28 (o) (q)	246	235
Government National Mortgage Association
Interest Only, Series 2021-IO-94, REMIC, 0.83%, 02/16/63 (o)	6,744	425
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (o)	4,492	227
Interest Only, Series 2023-IO-179, REMIC, 0.61%, 09/16/63 (o)	9,687	412
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (o)	7,386	418
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (o)	1,461	98
Interest Only, Series 2024-AI-170, REMIC, 0.77%, 10/16/65 (o)	1,979	131
Interest Only, Series 2024-IO-170, REMIC, 1.00%, 03/16/66 (o)	1,677	131
		3,964
U.S. Treasury Note 0.1%
Treasury, United States Department of
4.00%, 03/31/30 (a)	1,231	1,243
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
3.24%, 01/01/33	1,092	1,020
Total Government And Agency Obligations (cost $51,709)		44,551
SENIOR FLOATING RATE INSTRUMENTS 1.0%
Communication Services 0.4%
Avaya, Inc.
2023 Exit Term Loan, 11.83%, (1 Month Term SOFR + 7.50%), 08/01/28 (o)	306	238
ClubCorp Holdings, Inc.
2023 Term Loan B2, 0.00%, (3 Month Term SOFR + 5.00%), 10/01/28 (o) (r)	55	55
CommScope, Inc.
2024 Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 12/15/29 (o)	50	51
2024 Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 12/17/29 (o) (r)	15	15
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (o)	25	25
DirecTV Financing, LLC
2024 Term Loan, 9.79%, (3 Month Term SOFR + 5.25%), 08/02/29 (o)	51	51
Flutter Financing B.V.
2025 Term Loan B, 8.50%, (Prime + 1.00%), 05/22/32 (o)	15	15
Great Outdoors Group, LLC
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 01/20/32 (o)	34	34
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 0.00%, (1 Month Term SOFR + 2.35%), 04/15/29 (o) (r)	1,000	987
2024 Extended Term Loan B2, 0.00%, (1 Month Term SOFR + 2.35%), 04/15/30 (o) (r)	1,500	1,480
NEP Group, Inc.
2023 Term Loan B, 7.84%, (3 Month Term SOFR + 1.50%), 08/19/26 (o)	60	55
Univision Communications Inc.
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (o)	50	49
Voyager Parent LLC
Term Loan, 0.00%, (SOFR + 4.75%), 05/08/32 (o) (r)	120	119
		3,174
Industrials 0.2%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (o)	100	100
Air Comm Corporation, LLC
2024 Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 11/21/31 (o)	51	51
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (o)	65	65
American Airlines, Inc.
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/09/32 (o)	45	45
Beach Acquistion Bidco LLC
Tem Loan B1, 0.00%, (SOFR + 3.25%), 06/25/32 (o) (r)	25	25
Colossus Acquireco LLC
Term Loan, 0.00%, (SOFR + 1.75%), 06/12/32 (o) (r)	110	109
Constant Contact Inc
Second Lien Term Loan, 12.02%, (3 Month Term SOFR + 7.50%), 02/10/29 (o)	360	306
Cube Industrials Buyer Inc
2024 Term Loan, 7.52%, (3 Month Term SOFR + 3.25%), 10/09/31 (o)	100	100
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 03/31/28 (o)	94	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Edelman Financial Center, LLC
2024 Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 04/07/28 (o)	50	50
2024 2nd Lien Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 10/23/28 (o)	50	50
Fertitta Entertainment, LLC
2022 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 01/13/29 (k) (o)	64	64
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 09/15/31 (o) (r)	20	20
2025 Incremental Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/15/31 (o)	75	74
GG Ferry Acquisition I Inc
Term Loan, 0.00%, (SOFR + 3.50%), 06/06/32 (o) (r)	55	54
Grant Thornton Advisors LLC
2025 Incremental Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 05/30/31 (o)	40	40
HighTower Holdings LLC
2025 Term Loan B, 7.26%, (3 Month Term SOFR + 3.00%), 01/16/32 (o)	75	75
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.58%, (1 Month Term SOFR + 3.25%), 01/25/29 (o)	99	98
LBM Acquisition LLC
2024 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 06/06/31 (o) (r)	5	5
2024 Incremental Term Loan B, 8.16%, (1 Month Term SOFR + 3.75%), 06/06/31 (o)	99	92
LC AHAB US Bidco LLC
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 04/14/31 (o)	50	50
Madison IAQ LLC
2025 Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 03/26/32 (o)	55	55
PUG LLC
2024 Extended Term Loan B, 9.08%, (1 Month Term SOFR + 4.75%), 03/12/30 (o)	99	96
QXO Inc
Term Loan B, 7.28%, (3 Month Term SOFR + 3.00%), 04/23/32 (o)	11	11
Tecta America Corp.
2025 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 02/12/32 (o)	40	40
Tiger Acquisition, LLC
2024 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 06/01/28 (o)	93	94
Titan Acquisition Limited
2024 Term Loan B, 8.72%, (6 Month Term SOFR + 4.50%), 02/01/29 (o)	109	109
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 15.54%, (PIK + 2.20%), 09/29/28 (k) (o)	61	47
Veritiv Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 11/30/30 (o)	20	20
White Cap Buyer LLC
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 10/19/29 (o)	100	99
		2,138
Information Technology 0.1%
Arches Buyer Inc.
2021 Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 12/06/27 (o)	25	25
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/11/28 (o)	95	94
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 8.88%), 10/22/29 (o) (r)	405	1
Boxer Parent Company Inc.
2024 2nd Lien Term Loan, 10.08%, (1 Month Term SOFR + 5.75%), 07/06/32 (o)	55	53
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/31/31 (o) (r)	40	40
Central Parent Inc.
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 07/06/29 (o)	56	46
Chamberlain Group Inc
Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 10/22/28 (o)	94	94
Clearwater Analytics, LLC
2025 Term Loan B, 6.53%, (3 Month Term SOFR + 2.25%), 02/10/32 (o)	5	5
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/08/26 (o)	32	30
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (b) (e) (l) (o)	43	1
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (o)	109	105
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (o)	24	24
MH Sub I, LLC
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 4.25%), 12/11/31 (o) (r)	35	30
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 06/05/31 (o)	50	50
2024 2nd Lien Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 06/07/32 (o)	10	10
Polaris Newco LLC
USD Term Loan B, 8.29%, (3 Month Term SOFR + 3.75%), 06/03/28 (o)	99	97
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.54%, (3 Month Term SOFR + 4.00%), 04/24/28 (o)	32	30
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/09/27 (o) (r)	25	24
		759
Energy 0.1%
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.52%, (3 Month Term SOFR + 3.25%), 12/21/28 (o)	48	48
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 06/30/27 (o)	5	3
2020 Take Back Term Loan, 9.25%, (1 Month Term SOFR + 3.00%), 12/31/27 (k) (o)	421	210
Lealand Finance Company Bv
2020 Letter Of Credit, 8.57%, (LIBOR + 4.75%), 06/30/27 (e) (o)	351	228
Lealand Reficar Term Loan
Term Loan, 12.06%, 06/30/27 (c) (o)	4	3
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 05/07/29 (o)	94	94
2024 1st Lien Term Loan B, 9.31%, (3 Month Term SOFR + 4.75%), 06/22/29 (o)	60	59
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 05/12/32 (o)	15	15
		660
Financials 0.1%
Alera Group, Inc.
2025 Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 05/21/32 (o)	45	45
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.07%, (1 Month Term SOFR + 2.75%), 09/12/31 (o)	100	100
Ardonagh Group FinCo Pty Ltd
Term Loan B, 0.00%, (SOFR + 3.75%), 02/28/31 (o) (r)	60	59
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.33%, (1 Month Term SOFR + 3.00%), 05/10/31 (o)	95	95

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (o)	94	94
Herc Holdings Inc
Term Loan B, 6.32%, (3 Month Term SOFR + 2.00%), 05/17/32 (o)	10	10
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 06/27/31 (o)	10	9
Mavis Tire Express Services Corp.
2025 Repriced Term Loan, 7.33%, (3 Month Term SOFR + 3.00%), 05/04/28 (o)	15	15
OneDigital Borrower LLC
2025 Repriced Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 07/02/31 (o)	69	69
Opal Bidco SAS
USD Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 03/01/32 (o)	90	90
Trucordia Insurance Holdings LLC
Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 06/12/32 (o)	50	50
		636
Health Care 0.1%
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (o)	109	104
Aveanna Healthcare, LLC
2021 Term Loan B, 8.18%, (3 Month Term SOFR + 3.75%), 07/17/28 (o)	104	102
Bausch & Lomb Corporation
Term Loan, 0.00%, (SOFR + 4.25%), 12/17/30 (o) (r)	95	95
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.01%, (3 Month Term SOFR + 3.75%), 05/16/31 (o)	100	98
Radiology Partners Inc
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 1.50%), 01/31/29 (o)	106	105
Term Loan B, 0.00%, (SOFR + 4.50%), 06/26/32 (o) (r)	65	64
Team Health Holdings, Inc.
2022 Term Loan B, 9.53%, (3 Month Term SOFR + 5.25%), 03/02/27 (k) (o)	55	54
		622
Consumer Discretionary 0.0%
DexKo Global Inc.
2021 USD Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 09/24/28 (k) (o)	25	24
EG Group Limited
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 02/07/28 (o)	59	59
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (o) (r)	15	13
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 03/21/31 (o)	88	88
Sabre GLBL Inc.
2022 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 06/09/28 (o) (r)	30	30
2024 Term Loan B1, 0.00%, (1 Month Term SOFR + 6.00%), 11/15/29 (o) (r)	10	10
Staples, Inc.
2024 Term Loan B, 10.03%, (3 Month Term SOFR + 5.75%), 08/22/29 (o)	25	23
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 01/30/31 (o)	92	91
		338
Materials 0.0%
Hexion Holdings Corporation
2024 Term Loan B, 8.31%, (1 Month Term SOFR + 4.00%), 03/15/29 (o)	109	109
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.68%, (1 Month Term SOFR + 4.25%), 03/09/29 (o)	99	92
MI Windows and Doors, LLC
2024 Term Loan B2, 7.33%, (1 Month Term SOFR + 3.00%), 03/21/31 (o)	45	45
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 0.00%, (SOFR + 4.75%), 10/26/26 (o) (r)	10	10
2023 Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 10/26/26 (o)	50	48
		304
Consumer Staples 0.0%
Aspire Bakeries Holdings LLC
Term Loan, 8.58%, (1 Month Term SOFR + 4.25%), 12/16/30 (o)	5	5
Eagle Parent Corp.
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (o)	110	109
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (o)	5	5
Sauer Brands Inc
Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 02/04/32 (o)	27	28
		147
Real Estate 0.0%
Vestis Corporation
Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (o)	40	38
Total Senior Floating Rate Instruments (cost $9,744)		8,816
OTHER EQUITY INTERESTS 0.3%
Acropolis Infrastructure Acquisition Corp. (b) (e) (s)	17	—
Altaba Inc. (b) (e) (s)	2,007	2,609
Amyris, Inc. (b) (e) (h) (s)	2,856	—
Pershing Square Tontine Holdings, Ltd. (b) (e) (s)	31	—
Zalatoris Acquisition Escrow (b) (e) (s)	13	—
Total Other Equity Interests (cost $3,966)		2,609
RIGHTS 0.0%
ABIOMED, Inc. (b) (e)	2	4
Aimei Health Technology Co., Ltd. (b)	15	4
Akouos, Inc. (b) (e)	14	7
AmpliTech Group, Inc. (b)	13	3
Bristol-Myers Squibb Company (b) (e)	25	19
Cayson Acquisition Corp. (b)	7	1
Drugs Made In America Acquisition Corp. (b)	25	3
DT Cloud Acquisition Corp. (b)	3	—
ESH Acquisition Corp. (b)	16	1
Inhibrx, Inc. (b) (e)	11	8
Iron Horse Acquisitions Corp. (b)	11	5
Jackson Acquisition Co II (b)	42	11
K&F Growth Acquisition Corp II (b)	11	1
Mountain Lake Acquisition Corp. (b)	38	5
Pershing Square SPARC Holdings, Ltd. (b) (e)	7	2
Quetta Acquisition Corporation (b)	1	2
Spring Valley Acquisition Corp. II (b)	4	—
Tavia Acquisition Corp (b)	19	3
Total Rights (cost $122)		79
WARRANTS 0.0%
Agriculture & Natural Solutions Acquisition Corp. (b)	11	2
Alchemy Investments Acquisition Corp 1 (b)	9	1
Aldel Financial II Inc. (b)	16	8
Altenergy Acquisition Corp. (b) (e)	3	—
Andretti Acquisition Corp. II (b)	10	2
Archimedes Tech Spac Partners II Co. (b)	9	4
Capri Listco (b) (e)	31	—
Cartesian Growth Corporation II (b)	3	—
Cero Therapeutics Holdings, Inc. (b)	3	—
Danimer Scientific, Inc. (a) (b)	57	—
Electriq Power Holdings, Inc. (b) (e)	4	—
EVe Mobility Acquisition Corp (b) (e)	4	—
FACT II Acquisition Corp. (b)	11	2
Freightos Ltd (b)	3	—
Getaround Operating, Inc. (b) (e)	1	—
GIBO Holdings Ltd. (b)	3	—
Goal Acquisitions Corp. (b)	45	—
Graf Global Corp. (b)	4	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Grove Collaborative Holdings, Inc. (b)	4	—
iLearningEngines, Inc. (b) (e)	14	—
Iron Horse Acquisitions Corp. (b)	11	1
Israel Acquisitions Corp. (b)	5	1
Jaws Mustang Acquisition Corp. (b)	12	—
Keen Vision Acquisition Corporation (b)	27	1
Launch Two Acquisition Corp. (b)	6	2
Live Oak Acquisition Corp V (b)	5	3
Maxeon Solar Technologies, Ltd. (b) (e)	81	—
Newbury Street Acquisition Corporation (b)	10	2
Psyence Biomedical Ltd. (b)	4	—
Roman DBDR Acquisition Corp. II (b)	7	3
Ross Acquisition Corp. II (b) (e)	1	—
SIM Acquisition Corp. I (b)	23	6
Slam Corp. (b)	3	—
Spark I Acquisition Corp. (b)	10	2
Spring Valley Acquisition Corp. II (b)	2	—
Stellar V Capital Corp. (b)	5	1
Target Global Acquisition I Corp. (b)	6	—
Tevogen Bio Holdings Inc. (b)	4	—
Volato Group, Inc. (b)	8	—
Voyager Acquisition Corp. (b)	8	2
Willow Lane Acquisition Corp. (b)	6	2
Zapp Electric Vehicles Group Limited (b)	7	—
Zeo Energy Corp. (b)	3	—
Total Warrants (cost $156)		46
PREFERRED STOCKS 0.0%
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00%, (100, 08/08/25) (b) (e) (h) (i) (k) (m)	—	4
Total Preferred Stocks (cost $5)		4
SHORT TERM INVESTMENTS 26.2%
Investment Companies 22.4%
JNL Government Money Market Fund - Class I, 4.20% (t) (u)	202,644	202,644
U.S. Treasury Bill 3.8%
Treasury, United States Department of
4.24%, 07/10/25	16,900	16,882
4.26%, 10/02/25	17,100	16,913
		33,795
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (t) (u)	96	96
Total Short Term Investments (cost $236,544)		236,535
Total Investments 125.8% (cost $1,012,301)		1,136,612
Total Securities Sold Short (28.3)% (proceeds $215,422)		(255,683)
Total Purchased Options 0.0% (cost $39)		29
Other Derivative Instruments (0.0)%		(67)
Other Assets and Liabilities, Net 2.5%		22,743
Total Net Assets 100.0%		903,634

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Shares subject to merger appraisal rights.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) All or a portion of the security was on loan as of June 30, 2025.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $78,284 and 8.7% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(o) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(p) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (28.3%)
COMMON STOCKS (18.9%)
Information Technology (7.6%)
A10 Networks, Inc.	(20)	(391)
Adeia Inc.	(108)	(1,524)
Advanced Energy Industries, Inc.	(1)	(134)
Akamai Technologies, Inc.	(21)	(1,658)
Alarm.Com Holdings, Inc.	(2)	(109)
Alkami Technology, Inc.	(18)	(553)
Applied Digital Corporation	(36)	(361)
Applied Optoelectronics, Inc.	(9)	(225)
ASML Holding N.V. - ADR	(4)	(3,007)
Aurora Innovations Inc. - Class A	(29)	(150)
Bentley Systems, Incorporated - Class B	(4)	(229)
BigBear.ai Holdings, LLC	(92)	(624)
Bill Holdings, Inc.	(5)	(230)
Bitdeer Technologies Group - Class A	(10)	(117)
Blackline, Inc.	(5)	(302)
Box, Inc. - Class A	(34)	(1,158)
Cleanspark Inc.	(2)	(26)
Cloudflare, Inc. - Class A	(9)	(1,763)
Confluent, Inc. - Class A	—	(10)
Core Scientific, Inc.	(15)	(261)
Datadog, Inc. - Class A	—	(13)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Dropbox, Inc. - Class A	(24)	(698)
FARO Technologies, Inc.	(7)	(294)
Fastly, Inc. - Class A	(1)	(7)
Five9, Inc.	(1)	(21)
Guidewire Software, Inc.	(1)	(295)
Impinj, Inc.	(3)	(284)
InterDigital, Inc.	(7)	(1,528)
Itron, Inc.	(3)	(426)
KLA Corporation	(5)	(4,865)
Lenovo Group Limited	(155)	(186)
Lumentum Holdings Inc.	(28)	(2,673)
MACOM Technology Solutions Holdings, Inc.	(11)	(1,527)
Mara Holdings, Inc.	(3)	(55)
MeridianLink, Inc.	(45)	(735)
Microchip Technology Incorporated	(5)	(350)
MicroStrategy Incorporated - Class A	(3)	(1,075)
MKS Inc.	(1)	(62)
Nebius Group N.V. - Class A (a)	(15)	(833)
NetApp, Inc.	(62)	(6,575)
Nutanix, Inc. - Class A	(20)	(1,525)
ON Semiconductor Corporation	(21)	(1,118)
OSI Systems, Inc.	(4)	(928)
Pagaya Technologies, Ltd. - Class A	(8)	(169)
Pagerduty, Inc.	(2)	(29)
PAR Technology Corporation	(7)	(510)
Penguin Solutions, Inc.	(72)	(1,425)
Porch Group Inc - Class A	(7)	(78)
Progress Software Corporation	(17)	(1,059)
PROS Holdings, Inc.	(34)	(533)
Q2 Holdings, Inc.	(12)	(1,120)
Rubrik, Inc. - Class A	(2)	(147)
Seagate Technology Holdings Public Limited Company	(64)	(9,228)
Semtech Corporation	(24)	(1,100)
Shopify Inc. - Class A	(5)	(588)
Snowflake Inc. - Class A	(19)	(4,261)
Super Micro Computer, Inc.	(29)	(1,419)
TeraWulf Inc.	(5)	(21)
Tyler Technologies, Inc.	(3)	(1,667)
Unity Software Inc.	(3)	(65)
Veeco Instruments Inc.	(26)	(520)
Vertex, Inc. - Class A	(20)	(710)
Viavi Solutions Inc.	—	(4)
Vishay Intertechnology, Inc.	(31)	(492)
Western Digital Corporation	(67)	(4,302)
Workiva Inc. - Class A	—	(28)
Zscaler, Inc.	(1)	(290)
		(68,670)
Consumer Discretionary (4.4%)
Alibaba Group Holding Limited - ADR	(26)	(2,923)
AutoZone, Inc.	(1)	(3,582)
Best Buy Co., Inc.	(52)	(3,510)
Carnival Corporation	(141)	(3,977)
Cheesecake Factory Incorporated, The	(20)	(1,277)
Cracker Barrel Old Country Store, Inc.	(16)	(973)
Cricut, Inc. - Class A	(195)	(1,318)
D.R. Horton, Inc.	(9)	(1,112)
Delivery Hero SE (a)	(1)	(20)
DK Crown Holdings Inc. - Class A	(1)	(50)
ETSY, Inc.	(2)	(92)
Expedia Group, Inc.	(1)	(140)
Flight Centre Travel Group Limited	(11)	(90)
Ford Motor Company	(56)	(607)
GameStop Corp. - Class A	(79)	(1,931)
Groupon, Inc.	(7)	(245)
Guess ?, Inc.	(5)	(57)
H World Group Limited - ADR	(6)	(221)
Home Depot, Inc., The	(14)	(4,988)
Hyundai Motor Company - GDR (a) (b)	(4)	(216)
JD.com, Inc. - Class A-ADR	(16)	(510)
LCI Industries	(6)	(567)
Lennar Corporation - Class A	(8)	(877)
Marriott Vacations Worldwide Corporation	(1)	(41)
Meritage Homes Corporation	—	(9)
Mister Car Wash, Inc.	(107)	(641)
Norwegian Cruise Line Holdings Ltd.	(26)	(519)
ODP Corporation, The	(36)	(652)
Peloton Interactive, Inc. - Class A	(152)	(1,053)
Pool Corporation	(11)	(3,310)
Realreal, Inc., The	(2)	(11)
Shake Shack, Inc. - Class A	—	(48)
Toll Brothers, Inc.	(14)	(1,628)
Trip.com Group Limited - ADR	(21)	(1,211)
Wayfair Inc. - Class A	(22)	(1,121)
Winnebago Industries, Inc.	(2)	(61)
		(39,588)
Financials (1.9%)
360 Financial, Inc. - ADR	(3)	(123)
Affirm Holdings, Inc. - Class A	(8)	(533)
American Coastal Insurance Corporation	(54)	(599)
Baldwin Insurance Group, Inc., The - Class A	(23)	(1,004)
Berkshire Hills Bancorp, Inc.	—	(11)
Capital Southwest Corporation	(2)	(42)
Coinbase Global, Inc. - Class A	(5)	(1,900)
Columbia Banking System, Inc.	(12)	(277)
Encore Capital Group, Inc.	(27)	(1,038)
EZCORP, Inc. - Class A	(32)	(451)
Hercules Capital, Inc.	(2)	(42)
Ping An Insurance (Group) Company of China, Ltd. - Class H	(118)	(750)
Repay Holdings Corporation - Class A	(4)	(19)
Shift4 Payments, LLC - Class A	(33)	(3,298)
SoFi Technologies, Inc.	(213)	(3,875)
Upstart Holdings, Inc.	(28)	(1,805)
WisdomTree, Inc.	(104)	(1,199)
		(16,966)
Industrials (1.3%)
ACCO Brands Corporation	(200)	(715)
Array Tech, Inc.	(3)	(20)
Astronics Corporation	(24)	(804)
Bloom Energy Corporation - Class A	(75)	(1,788)
Cintas Corporation	(1)	(150)
CSG Systems International, Inc.	(2)	(123)
Deluxe Corporation	(71)	(1,133)
Eos Energy Enterprises, Inc. - Class A	(14)	(73)
Greenbrier Companies, Inc., The	(17)	(794)
JBT Marel Corporation	(1)	(69)
JetBlue Airways Corporation	(12)	(52)
Lyft, Inc. - Class A	(31)	(495)
Masco Corporation	(22)	(1,449)
Millerknoll, Inc.	(30)	(590)
Parsons Corporation	(1)	(72)
Tetra Tech, Inc.	(11)	(379)
Uber Technologies, Inc.	(22)	(2,020)
Werner Enterprises, Inc.	(22)	(591)
Xometry, Inc. - Class A	(18)	(592)
		(11,909)
Health Care (1.3%)
Alnylam Pharmaceuticals, Inc.	(2)	(727)
Alphatec Holdings, Inc.	(43)	(473)
Amphastar Pharmaceuticals, Inc.	(1)	(24)
ANI Pharmaceuticals, Inc.	(12)	(815)
Bridgebio Pharma, Inc.	(26)	(1,135)
Collegium Pharmaceutical, Inc.	(26)	(766)
CONMED Corporation	(2)	(101)
Cytokinetics, Incorporated	(4)	(148)
DexCom, Inc.	(2)	(153)
Dynavax Technologies Corporation	(21)	(204)
Enovis Corporation	—	(8)
Envista Holdings Corporation	(1)	(11)
Evolent Health, Inc. - Class A	(4)	(46)
Exact Sciences Corporation	(13)	(681)
Guardant Health, Inc.	(8)	(421)
Haemonetics Corporation	—	(12)
Halozyme Therapeutics, Inc.	(7)	(347)
Hims & Hers Health, Inc. - Class A	(2)	(107)
Immunocore Holdings PLC - ADR	(1)	(18)
Innoviva, Inc.	(15)	(299)
Inotiv, Inc.	(43)	(78)
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Integer Holdings Corporation	(2)	(227)
Ionis Pharmaceuticals, Inc.	(1)	(48)
Jazz Pharmaceuticals Public Limited Company	(3)	(350)
Lantheus Holdings, Inc.	(11)	(914)
LivaNova PLC	—	(15)
Merit Medical Systems, Inc.	(3)	(251)
Mirum Pharmaceuticals, Inc.	(3)	(175)
Pacira Pharmaceuticals, Inc.	(10)	(236)
Pharming Group N.V.	(169)	(180)
PTC Therapeutics, Inc.	(21)	(1,025)
Repligen Corporation	(2)	(306)
Semler Scientific, Inc.	—	(8)
Tandem Diabetes Care, Inc.	(10)	(186)
Tempus AI, Inc. - Class A	(2)	(153)
TransMedics Group, Inc.	(9)	(1,178)
Travere Therapeutics, Inc.	—	(6)
		(11,832)
Communication Services (1.1%)
AST Spacemobile, Inc. - Class A	(9)	(407)
Digital World Acquisition Corp.	(6)	(117)
Former Charter Communications Parent, Inc. - Class A	(3)	(1,208)
Liberty Media Corporation - Series C	(1)	(89)
Live Nation Entertainment, Inc.	(10)	(1,494)
Match Group, Inc.	(2)	(69)
Sea Limited - Class A-ADR	(32)	(5,083)
Sirius XM Holdings Inc.	(16)	(372)
Snap Inc. - Class A	(1)	(12)
Sphere Entertainment Co. - Class A	(2)	(93)
Spotify Technology S.A.	(2)	(1,232)
Ziff Davis, Inc.	(1)	(27)
		(10,203)
Real Estate (0.6%)
Compass, Inc. - Class A	(127)	(797)
Kite Realty Naperville, LLC	(2)	(55)
Open Doors Technology Inc. - Class A	(270)	(144)
Pebblebrook Hotel Trust	—	(4)
Redfin Corporation	(350)	(3,913)
Rexford Industrial Realty, Inc.	—	(11)
StorageVault Canada Inc.	(10)	(30)
Ventas, Inc.	(2)	(100)
		(5,054)
Utilities (0.4%)
Alliant Energy Corporation	(3)	(154)
American Water Works Company, Inc.	(1)	(164)
CMS Energy Corporation	(1)	(50)
Duke Energy Corporation	(3)	(298)
Evergy, Inc.	(9)	(597)
Ormat Technologies, Inc.	(3)	(238)
PG&E Corporation	(7)	(103)
The Southern Company	(3)	(322)
UGI Corporation	(31)	(1,115)
WEC Energy Group Inc.	(5)	(498)
		(3,539)
Materials (0.2%)
B2Gold Corp.	(127)	(459)
Fortuna Mining Corp.	(42)	(276)
Sherwin-Williams Company, The	(3)	(959)
Silvercorp Metals Inc.	(48)	(204)
SSR Mining Inc.	(1)	(12)
		(1,910)
Energy (0.1%)
Chevron Corporation	(5)	(791)
Golar LNG Limited	(5)	(211)
Solaris Energy Infrastructure, Inc. - Class A	(4)	(127)
Transocean Ltd. (a)	(82)	(213)
		(1,342)
Consumer Staples (0.0%)
Rogers Sugar Inc.	(15)	(63)
The Chefs' Warehouse, Inc.	—	(28)
		(91)
Total Common Stocks (proceeds $141,821)		(171,104)
INVESTMENT COMPANIES (5.4%)
iShares iBoxx $ High Yield Corporate Bond ETF	(16)	(1,263)
iShares S&P 500 Growth ETF	(1)	(102)
SPDR Portfolio S&P 500 Growth ETF	(1)	(51)
SPDR S&P 500 ETF Trust	(61)	(37,727)
VanEck Semiconductor ETF	(35)	(9,755)
Total Investment Companies (proceeds $37,967)		(48,898)
GOVERNMENT AND AGENCY OBLIGATIONS (0.6%)
U.S. Treasury Note (0.6%)
Treasury, United States Department of
3.88%, 03/31/27	(1,075)	(1,077)
3.75%, 04/30/27	(1,407)	(1,407)
3.88%, 04/30/30	(2,814)	(2,826)
Total Government And Agency Obligations (proceeds $5,268)		(5,310)
CORPORATE BONDS AND NOTES (0.1%)
Industrials (0.1%)
JetBlue Airways Corporation
0.50%, 04/01/26 (c)	(266)	(255)
Consumer Discretionary (0.0%)
Groupon, Inc.
4.88%, 06/30/30 (c)	(203)	(211)
Total Corporate Bonds And Notes (proceeds $462)		(466)
SHORT TERM INVESTMENTS (3.3%)
Treasury Securities (3.3%)
Treasury, United States Department of
4.24%, 07/08/25	(29,000)	(28,977)
3.99%, 02/19/26	(952)	(928)
Total Short Term Investments (proceeds $29,904)		(29,905)
Total Securities Sold Short (28.3%) (proceeds $215,422)		(255,683)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Convertible security.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	133,011	475,380	405,747	3,796	—	—	202,644	22.4
JNL Government Money Market Fund, 4.30% - Class SL	535	11,438	11,877	6	—	—	96	—
	133,546	486,818	417,624	3,802	—	—	202,740	22.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Multi-Manager Alternative Fund — Private Fund Investments (continued)
	Lockup Period	Redemption Notice
WCM Partners Fund

An evergreen hybrid fund seeking to invest in high quality businesses with growing moats and strong corporate cultures across both public equities and pre-IPO private companies. The fund will target roughly 40-50 investments domiciled within and outside the U.S.

	2 Years	90 Days

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,578	7,841	0.9
AMS-Osram AG, 2.13%, 11/03/27	02/06/23	189	221	—
Canacol Energy Ltd., 5.75%, 11/24/28	10/31/23	312	141	—
Delivery Hero SE	01/21/22	288	108	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,271	1,449	0.2
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	85	107	—
Delivery Hero SE, 3.25%, 02/21/30	06/28/24	473	561	0.1
Dynavax Technologies Corporation, 2.00%, 03/15/30	03/06/25	687	666	0.1
Flight Centre Travel Group Limited, 2.50%, 11/17/27	10/24/24	273	257	—
Flight Centre Travel Group Limited, 1.63%, 11/01/28	07/22/24	1,174	1,148	0.1
Guardant Health, Inc., 1.25%, 02/15/31	06/09/25	220	226	—
Hyundai Motor Company	02/26/24	(229)	(216)	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	946	926	0.1
Just Eat Takeaway.Com N.V., 0.63%, 02/09/28	12/16/24	97	115	—
Lenovo Group Limited, 2.50%, 08/26/29	03/26/25	371	325	—
Meridan Management Ltd	03/05/21	317	—	—
Nebius Group N.V. - Class A	02/07/25	(729)	(833)	(0.1)
Pharming Group N.V., 4.50%, 04/25/29	09/17/24	428	492	0.1
Ping An Insurance (Group) Company of China, Ltd., 0.88%, 07/22/29	12/06/24	940	1,017	0.1
PROS Holdings, Inc., 2.50%, 07/01/30	06/27/25	1,105	1,119	0.1
Rogers Sugar Inc., 6.00%, 06/30/30	02/12/25	267	289	—
Transocean Ltd.	11/06/24	(293)	(213)	—
Unigel Luxembourg SA, 13.50%, 12/31/27	02/11/25	62	50	—
Unigel Luxembourg SA, 11.00%, 12/31/28	02/11/25	109	58	—
Unigel Netherlands Holding Corporation B.V., 15.00%, 12/31/44	02/11/25	24	6	—
WCM Partners Fund	02/27/25	82,500	91,807	10.2
Ziff Davis, Inc., 3.63%, 03/01/28	03/28/25	727	721	0.1
		95,192	108,388	12.0

JNL Multi-Manager Alternative Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Air Comm Corporation, LLC, 2024 Delayed Draw Term Loan	4	—
Lealand Finance Company B.V., 2020 Senior Letter Of Credit	180	22
Sauer Brands Inc, Delayed Draw Term Loan	3	—
	187	22

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	50	October 2025	10,359	3	42
United States 5 Year Note	30	October 2025	3,230	4	41
United States Long Bond	66	September 2025	7,333	67	288
				74	371
Short Contracts
United States Ultra Bond	(27)	September 2025	(3,068)	(37)	(149)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Affirm Holdings, Inc.	Put	62.00	07/03/25	19	118	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Applied Digital Corporation	Put	5.00	07/18/25	40	20	—
Bloom Energy Corporation	Put	19.00	01/16/26	8	15	2
Boeing Company, The	Put	150.00	07/18/25	36	540	—
Boeing Company, The	Put	150.00	09/19/25	22	330	2
ETSY, Inc.	Call	70.00	07/18/25	19	133	—
Porch Group Inc	Call	12.50	12/19/25	20	25	6
PROS Holdings, Inc.	Call	15.00	07/18/25	14	21	2
Sarepta Therapeutics, Inc.	Call	30.00	01/16/26	10	30	2
SPDR S&P 500 ETF Trust	Put	605.00	07/18/25	48	2,904	15
Transocean Ltd.	Call	3.00	07/11/25	39	12	—
						29

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Boeing Company, The	Call	205.00	07/18/25	24	492	(19)
Boeing Company, The	Call	205.00	09/19/25	16	328	(26)
Paramount Global	Put	10.00	08/15/25	168	168	(7)
SPDR S&P 500 ETF Trust	Put	595.00	07/18/25	48	2,856	(9)
						(61)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	GSC	07/15/25	GBP	403	554	8
JPY/USD	GSC	07/16/25	JPY	25,834	180	(2)
SEK/USD	GSC	07/02/25	SEK	9,206	973	14
USD/AUD	SSB	09/25/25	AUD	(1,467)	(967)	(23)
USD/CAD	JPM	08/14/25	CAD	(3,779)	(2,781)	(33)
USD/CAD	JPM	08/14/25	CAD	(28)	(21)	—
USD/CAD	SSB	09/25/25	CAD	(277)	(204)	(2)
USD/EUR	GSC	09/04/25	EUR	(139)	(165)	(5)
USD/EUR	SSB	09/25/25	EUR	(1,531)	(1,814)	(39)
USD/EUR	GSC	11/05/25	EUR	(1,758)	(2,090)	(80)
USD/EUR	GSC	11/05/25	EUR	(307)	(365)	—
USD/GBP	GSC	07/15/25	GBP	(404)	(554)	(35)
USD/JPY	GSC	07/16/25	JPY	(25,834)	(180)	(13)
USD/JPY	GSC	10/15/25	JPY	(66,888)	(470)	(11)
USD/SEK	GSC	07/02/25	SEK	(8,767)	(927)	(13)
USD/SEK	GSC	07/02/25	SEK	(440)	(46)	—
					(8,877)	(234)

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705	206	(212)
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(48,131)	(558)	1
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770	284	(292)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476	0	—
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(137,620)	(249)	3
						(500)

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/25	—	—	17
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	01/05/26	38	—	(2)
Hess Corporation (MT)	OBFR +0.61% (Q)	GSC	01/13/26	14,845	—	(374)
Just Eat Takeaway.Com N.V. (MT)	OBFR +0.61% (Q)	GSC	07/21/25	2,243	—	87
TOPCON Corporation (MT)	OBFR +0.61% (Q)	GSC	07/21/25	441	—	17
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	12/19/25	126	—	34
					—	(221)
Total return swap agreements - paying return
Equity
Berkshire Hills Bancorp, Inc. (MT)	OBFR -0.35% (Q)	GSC	04/14/26	(254)	—	(7)
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/25	(430)	—	50
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/26	(2,305)	—	(156)
James Hardie Industries Public Limited Company (MT)	OBFR -3.25% (Q)	GSC	07/21/25	(33)	—	(7)
James Hardie Industries Public Limited Company (MT)	OBFR -0.75% (Q)	GSC	07/21/25	(288)	—	(93)
Omnicom Group Inc. (MT)	OBFR -0.35% (Q)	GSC	01/03/26	(3,187)	—	269
Schlumberger Limited (MT)	OBFR -0.35% (Q)	GSC	05/17/25	(4,652)	—	242
Chevron Corporation (MT)	OBFR -0.25% (Q)	JPM	10/28/25	(15,716)	—	823
James Hardie Industries Public Limited Company (MT)	OBFR -0.75% (Q)	JPM	03/25/26	(1,368)	—	(209)
					—	912

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	376,918	33,419	159	—	410,496
Corporate Bonds And Notes	—	270,238	—	—	270,238
Private Investment Funds	—	—	—	91,807	91,807
Non-U.S. Government Agency Asset-Backed Securities	—	71,054	377	—	71,431
Government And Agency Obligations	—	44,551	—	—	44,551
Senior Floating Rate Instruments[2]	—	8,609	229	—	8,838
Other Equity Interests	—	—	2,609	—	2,609
Rights	39	—	40	—	79
Warrants	46	—	—	—	46
Preferred Stocks	—	—	4	—	4
Short Term Investments	202,740	33,795	—	—	236,535
	579,743	461,666	3,418	91,807	1,136,634
Liabilities - Securities
Common Stocks	(169,662)	(1,226)	(216)	—	(171,104)
Investment Companies	(48,898)	—	—	—	(48,898)
Government And Agency Obligations	—	(5,310)	—	—	(5,310)
Corporate Bonds And Notes	—	(466)	—	—	(466)
Short Term Investments	—	(29,905)	—	—	(29,905)
	(218,560)	(36,907)	(216)	—	(255,683)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	371	—	—	—	371
Exchange Traded Purchased Options	29	—	—	—	29
Open Forward Foreign Currency Contracts	—	22	—	—	22
OTC Contracts for Difference	—	—	4	—	4
OTC Total Return Swap Agreements	—	1,522	17	—	1,539
	400	1,544	21	—	1,965
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(149)	—	—	—	(149)
Exchange Traded Written Options	(61)	—	—	—	(61)
Open Forward Foreign Currency Contracts	—	(256)	—	—	(256)
OTC Contracts for Difference	—	—	(504)	—	(504)
OTC Total Return Swap Agreements	—	(848)	—	—	(848)
	(210)	(1,104)	(504)	—	(1,818)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 97.7%
India 16.3%
Adani Energy Solutions Limited (a)	353	3,638
Adani Enterprises Limited	264	8,077
Adani Green Energy (UP) Limited (a)	392	4,704
Adani Ports and Special Economic Zone Limited	442	7,512
Adani Power Limited (a)	859	5,881
Ambuja Cements Limited	283	1,907
Ashok Leyland Limited	1,682	4,922
Bajaj Finserv Limited	56	1,341
Bharti Airtel Limited	342	8,029
Computer Age Management Services Limited	84	4,231
GMR Airports Infrastructure Limited (a)	2,473	2,463
HDFC Bank Limited - ADR	74	5,705
Hindalco Industries Limited	605	4,901
ICICI Bank Limited	1,601	27,039
ICICI Bank Limited - ADR	57	1,917
Indraprastha Gas Limited	2,419	6,144
ITC Hotels Limited (a)	532	1,384
ITC Limited	3,354	16,295
JSW Energy Limited	399	2,446
JSW Steel Limited	255	3,036
KEC International Limited	475	5,102
KFIN Technologies Limited	210	3,304
Kotak Mahindra Bank Limited	129	3,259
Macrotech Developers Limited	144	2,325
Oracle Financial Services Software Limited	22	2,324
Patanjali Foods Limited	243	4,677
PB Fintech Limited (a)	280	5,949
Phoenix Mills Limited, The	244	4,428
Power Finance Corporation Limited	472	2,360
Reliance Industries Limited	576	10,062
Shree Cement Limited	14	5,199
Shriram Finance Limited	801	6,586
State Bank of India	311	2,982
Sun Pharma Advanced Research Company Limited	293	5,732
Tech Mahindra Limited	241	4,740
The Federal Bank Ltd	4,105	10,223
		200,824
China 15.9%
Alibaba Group Holding Limited (b)	1,369	19,344
Anhui Gujing Distillery Company Limited - Class B	539	7,212
Bank of Ningbo Co., Ltd. - Class A	1,166	4,449
Bilibili Inc (a)	89	1,926
BYD Company Limited - Class A	91	4,202
China Construction Bank Corporation - Class H	8,170	8,258
China Mengniu Dairy Company Limited	2,032	4,192
China Pacific Insurance (Group) Co., Ltd. - Class H	1,127	3,880
China Resources Gas Group Limited	126	324
China Resources Land Limited	1,071	3,647
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	859	3,284
Chongqing Brewery Co., Ltd. - Class A	305	2,337
Contemporary Amperex Technology Co., Limited - Class A	179	6,287
DiDi Global Inc. - Class A - ADR (a)	1,804	8,840
Fuyao Glass Industry Group Co., Ltd. - Class A	543	4,323
Haitian International Holdings Limited	3,123	8,153
Hosa International Limited (a) (c)	7,408	—
Hundsun Technologies Inc. - Class A	1,077	5,045
Kanzhun Limited - ADR (a)	399	7,115
KE Holdings Inc.	763	4,643
Kuaishou Technology (a) (b)	323	2,627
Meituan - Class B (a) (b)	161	2,582
NARI Technology Co., Ltd. - Class A	1,232	3,852
NetEase, Inc.	372	10,060
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	83	8,652
Sany Heavy Industry Co., Ltd. - Class A	1,788	4,478
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	143	4,499
Sunny Optical Technology (Group) Company Limited	569	5,047
Tencent Holdings Limited	305	19,644
Tongcheng-Elong Holdings Limited (b)	2,237	5,602
Trip.com Group Limited	55	3,191
Trip.com Group Limited - ADR	74	4,364
Wanhua Chemical Group Co., Ltd. - Class A	145	1,094
Xiamen Meitu Technology Co., Ltd.	10,240	11,876
Yangzijiang Shipbuilding (Holdings) Ltd.	566	994
		196,023
Taiwan 11.0%
ADDCN Technology Co., Ltd.	599	3,633
ASE Technology Holding Co., Ltd.	1,099	5,492
BizLink Holding Inc.	276	8,066
Chroma ATE Inc.	304	4,610
Eclat Textile Corporation Ltd.	255	3,582
Kerry TJ Logistics Company Limited	1,368	1,585
MediaTek Inc.	318	13,614
Silergy Corp.	341	4,152
Sporton International Inc.	549	3,193
Taiwan Semiconductor Manufacturing Company Limited - ADR	1	162
Taiwan Semiconductor Manufacturing Company Limited	2,275	82,387
Voltronic Power Technology Corporation	127	5,483
Wiwynn Corporation	1	87
		136,046
Brazil 10.2%
American Beverage Co Ambev - ADR	1,029	2,481
B3 S.A. - Brasil, Bolsa, Balcao	565	1,513
Banco BTG Pactual S/A	1,375	10,695
Banco do Brasil S.A	878	3,582
Br Advisory Partners Participacoes S/A.	858	2,446
Caixa Seguridade Participacoes S/A	3,966	10,716
Centrais Eletricas Brasileiras S/A - Eletrobras	455	3,378
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	530	11,669
Companhia Paranaense De Energia	514	1,099
Embraer S.A.	825	11,724
Embraer S.A. - ADR	57	3,219
Equatorial Energia S.A	332	2,220
Gps Participacoes E Empreendimentos S.A.	1,474	4,302
Inter & Co, Inc. - Class A	924	6,866
Klabin S.A.	1,133	3,867
NU Holdings Ltd. - Class A (a)	242	3,315
Petroleo Brasileiro S/A Petrobras. - ADR	824	10,319
Rede D'or Sao Luiz S.A.	761	4,954
Tegma Gestao Logistica S.A.	1,333	8,594
TOTVS S.A.	2,009	15,641
Vale S.A. - ADR	292	2,839
		125,439
South Korea 9.7%
APR Co., Ltd. (a)	34	3,920
Coupang, Inc. - Class A (a)	222	6,656
Coway Co., Ltd.	53	3,779
Duzon Bizon Co., Ltd.	94	4,721
HD Hyundai Marine Solution Co., Ltd.	61	9,250
Hl Mando Corporation	51	1,243
Hyundai Motor Company	32	4,848
Hyundai Rotem Company	40	5,857
KB Financial Group Inc.	18	1,468
Leeno Industrial Inc.	281	10,585
LIG Nex1 Co., Ltd.	13	5,081
Nice Information Service Co., Ltd.	742	8,988
S-1 Corporation	112	5,689
Samsung Electronics Co., Ltd.	315	13,947
Samsung Fire & Marine Insurance Co., Ltd.	3	842
Samsung Life Insurance Co., Ltd.	70	6,559
Saramin Co., Ltd.	168	1,911
Shinhan Financial Group Co., Ltd.	153	6,971
SK Hynix Inc.	79	17,029
		119,344
Mexico 3.7%
BBB Foods Inc. - Class A (a)	121	3,357
Corporacion Moctezuma S.A.B. de C.V. (d)	1,513	6,445

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Fomento Economico Mexicano, S.A. B. De C.V. - ADR	27	2,768
GRUMA, S.A.B. de C.V. - Class B	54	932
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	215	4,926
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	18	4,236
Grupo Financiero Banorte, S.A.B. de C.V.	238	2,187
Grupo Mexico, S.A.B. de C.V. - Class B	776	4,683
Qualitas Controladora, S.A.B. de C.V. (d)	1,154	11,857
Vista Energy, S.A.B. De C.V. - Series A - ADR (a)	53	2,522
Wal - Mart de Mexico, S.A.B. de C.V.	638	2,112
		46,025
Singapore 3.1%
DBS Group Holdings Ltd	48	1,687
Haw Par Corporation Limited	751	7,079
Sea Limited - Class A - ADR (a)	123	19,723
Seatrium Limited	2,789	4,426
Singapore Telecommunications Limited	1,923	5,778
		38,693
Indonesia 2.9%
PT. Avia Avian	80,563	2,087
PT. Bank Central Asia Tbk	20,415	10,894
PT. Bank Mandiri (Persero) Tbk.	32,656	9,825
PT. Bank Rakyat Indonesia (Persero) Tbk.	23,608	5,439
PT. Dayamitra Telekomunikasi	66,234	2,268
PT. Sarana Menara Nusantara	140,916	4,287
PT. Semen Indonesia (Persero) Tbk	6,517	1,082
		35,882
Poland 2.5%
Allegro.eu (a) (b)	845	8,135
Grupa Pracuj Spolka Akcyjna	973	17,187
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	5	95
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	330	5,777
		31,194
Lithuania 2.1%
Baltic Classifieds Group PLC	5,013	25,628
United Arab Emirates 1.9%
Adnoc Drilling Company PJSC	2,776	4,311
Adnoc Gas	2,946	2,747
Aldar Properties - P J S C	1,097	2,668
Alpha Dhabi Holding	1,243	4,168
First Abu Dhabi Bank P.J.S.C.	630	2,850
International Holdings Limited (a)	63	6,927
		23,671
Thailand 1.9%
Bangkok Bank Public Company Limited	1,152	4,926
Humanica Public Company Limited	12,553	3,009
Kasikornbank Public Company Limited	268	1,271
Krungthai Bank Public Company Limited	2,134	1,400
SCB X Public Company Limited	854	3,087
True Corporation Public Company Limited - NVDR (a)	15,640	5,340
Union Auction Public Company Limited	24,952	4,534
		23,567
United States of America 1.8%
Coca-Cola Company, The	74	5,214
Cognizant Technology Solutions Corporation - Class A	60	4,676
Colgate-Palmolive Company	59	5,387
Philip Morris International Inc.	39	7,014
		22,291
Saudi Arabia 1.6%
Al Rajhi Banking and Investment Corporation	112	2,822
BUPA Arabia for Cooperative Insurance Company	109	5,163
Saudi Arabian Oil Company (b)	330	2,143
Saudi British Bank	326	2,931
Saudi National Bank, The	649	6,251
The Company For Cooperative Insurance	19	802
		20,112
Malaysia 1.5%
Carlsberg Brewery Malaysia Berhad	1,001	4,579
CIMB Group Holdings Berhad	3,406	5,499
Heineken Malaysia Berhad	1,477	8,833
		18,911
United Kingdom 1.5%
HSBC Holdings PLC	170	2,062
NMC Health PLC (c)	119	—
Rightmove PLC	1,096	11,863
Unilever PLC - ADR	69	4,222
		18,147
South Africa 1.4%
Capitec Bank Holdings	25	5,005
Clicks Group	141	2,961
FirstRand Limited	1,168	4,993
Rand Merchant Investment Holdings Limited	1,053	4,659
		17,618
Greece 1.3%
National Bank of Greece SA - Class R	96	1,229
Optima Bank S.A.	258	6,083
Piraeus Financial Holdings S.A. - Class R	1,259	8,749
		16,061
Hong Kong 1.0%
Futu Holdings Limited - ADR	41	5,041
Giant Biogene Holding Co Ltd	595	4,390
Xinyi Glass Holdings Limited (d)	3,407	3,282
		12,713
Canada 0.9%
Celestica Inc. (a)	70	10,977
Netherlands 0.8%
Prosus N.V. - Class N (d)	176	9,911
Argentina 0.8%
Grupo Financiero Galicia S.A. - Class B - ADR	46	2,304
MercadoLibre, Inc. (a)	3	7,431
		9,735
Peru 0.8%
Credicorp Ltd.	43	9,514
Kazakhstan 0.6%
Joint Stock Company Kaspi.Kz - ADR (b)	38	3,177
Joint Stock Company Kaspi.Kz - GDR (c) (e)	50	4,409
		7,586
Hungary 0.6%
OTP Bank Nyrt.	90	7,218
France 0.5%
TotalEnergies SE	93	5,700
Switzerland 0.5%
Coca-Cola HBC AG	20	1,047
VAT Group AG (b)	10	4,399
		5,446
Chile 0.4%
Banco de Chile	30,992	4,687
Luxembourg 0.4%
Tenaris S.A.	227	4,257
Turkey 0.1%
TAV Havalimanlari Holding Anonim Sirketi - Class A (a)	201	1,335
Philippines 0.0%
International Container Terminal Services, Inc.	60	435
Colombia 0.0%
Grupo Cibest S A - ADR	8	366
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (c)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (c)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (c)	101	—
Public Joint Stock Company Novatek (a) (b) (c)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (c)	1	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Public Joint Stock Company Oil Company Lukoil - ADR (a) (b) (c)	47	—
Public Joint Stock Company Sberbank of Russia (a) (b) (c)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (c)	2,990	—
Total Common Stocks (cost $1,051,358)		1,205,356
PREFERRED STOCKS 1.5%
Brazil 1.5%
Banco Bradesco S/A. (f)	1,124	3,479
Itau Unibanco Holding S.A. (f)	1,248	8,467
Petroleo Brasileiro S/A Petrobras. (f)	1,119	6,459
Total Preferred Stocks (cost $17,517)		18,405
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (g) (h)	7,138	7,138
T. Rowe Price Government Reserve Fund - Class I, 4.32% (g) (h)	2,623	2,623
		9,761
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.30% (g) (h)	8,396	8,396
Total Short Term Investments (cost $18,157)		18,157
Total Investments 100.6% (cost $1,087,032)		1,241,918
Other Assets and Liabilities, Net (0.6)%		(7,979)
Total Net Assets 100.0%		1,233,939

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) All or a portion of the security was on loan as of June 30, 2025.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $4,409 and 0.4% of the Fund.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	35,978	227,477	256,317	499	—	—	7,138	0.6
JNL Government Money Market Fund, 4.30% - Class SL	1,723	20,476	13,803	50	—	—	8,396	0.7
T. Rowe Price Government Reserve Fund, 4.32% - Class I	3,144	45,216	45,737	44	—	—	2,623	0.2
	40,845	293,169	315,857	593	—	—	18,157	1.5

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	01/04/23	17,506	19,344	1.6
Allegro.eu	09/01/22	5,100	8,135	0.7
Joint Stock Company Kaspi.Kz	01/19/24	3,736	3,177	0.3
Kuaishou Technology	10/22/24	2,089	2,627	0.2
Meituan - Class B	07/22/24	3,526	2,582	0.2
Public Joint Stock Company Gazprom	06/24/21	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/03/24	541	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Novatek	11/13/20	2,678	—	—
Public Joint Stock Company Oil Company Lukoil	01/15/21	3,890	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	4,462	—	—
Saudi Arabian Oil Company	10/22/24	2,395	2,143	0.2
Tongcheng-Elong Holdings Limited	05/31/23	4,864	5,602	0.4
VAT Group AG	04/14/25	3,694	4,399	0.3
		63,059	48,009	3.9

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	07/02/25	HKD	(675)	(86)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	07/03/25	HKD	(1,355)	(173)	—
					(259)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	304,608	896,339	4,409	1,205,356
Preferred Stocks	18,405	—	—	18,405
Short Term Investments	18,157	—	—	18,157
	341,170	896,339	4,409	1,241,918
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 88.0%
Industrials 23.6%
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.79%, (3 Month Term SOFR + 4.25%), 10/28/27 (a)	542	450
Advisor Group, Inc.
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/17/28 (a)	4,490	4,497
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	6,260	6,246
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.00%), 11/21/31 (a) (b)	44	44
2024 Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 11/21/31 (a)	529	531
Ali Group North America Corporation
2021 Term Loan B, 6.44%, (1 Month Term SOFR + 2.00%), 10/13/28 (a)	691	694
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	6,362	6,391
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 07/31/31 (a)	2,551	2,545
American Airlines, Inc.
2025 Term Loan, 6.52%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	4,003	3,972
2023 1st Lien Term Loan, 6.51%, (6 Month Term SOFR + 2.25%), 05/29/29 (a)	401	397
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/09/32 (a)	963	969
Amynta Agency Borrower Inc.
2024 1st Lien Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/06/31 (a)	576	576
Anticimex International AB
2021 USD Term Loan B1, 7.66%, (SOFR + 3.40%), 07/21/28 (a)	335	335
2024 Term Loan B6, 7.66%, (SOFR + 3.40%), 11/16/28 (a)	648	650
APi Group DE, Inc.
2025 Term Loan, 6.08%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	669	669
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (a) (b)	49	49
2024 Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 10/10/31 (a)	425	428
Arsenal AIC Parent LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	3,533	3,525
Artera Services, LLC
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	736	614
Arthur US Finco Inc
Term Loan B, 9.55%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	474	440
Assetmark Financial Holdings, Inc.
2024 Term Loan, 0.00%, (SOFR + 3.00%), 06/03/31 (a) (b)	115	115
2024 Term Loan, 7.05%, (3 Month Term SOFR + 2.75%), 06/03/31 (a)	3,477	3,481
Azuria Water Solutions, Inc.
2025 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,150	2,155
Barnes Group Inc
2025 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/11/31 (a)	1,784	1,785
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,314	1,305
Beach Acquistion Bidco LLC
Tem Loan B1, 0.00%, (SOFR + 3.25%), 06/25/32 (a) (b)	2,930	2,945
Beacon Mobility Corp
Term Loan, 0.00%, (SOFR + 3.25%), 06/18/30 (a) (b)	260	259
Bleriot US Bidco Inc.
2023 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/31/28 (a)	267	268
BrightView Landscapes, LLC
2025 Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 04/20/29 (a)	2,469	2,464
Brock Holdings III, Inc.
2024 Term Loan B, 10.30%, (3 Month Term SOFR + 6.00%), 05/01/30 (a)	218	207
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 07/20/30 (a)	1,849	1,848
Carnival Corporation
2025 Term Loan (2027), 6.31%, (1 Month Term SOFR + 2.00%), 08/09/27 (a)	520	520
2025 Term Loan (2028), 6.31%, (1 Month Term SOFR + 2.00%), 10/18/28 (a)	4,204	4,200
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	966	912
Chart Industries, Inc.
2024 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 03/15/30 (a)	645	646
CHG Healthcare Services Inc.
2024 Term Loan B1, 7.33%, (3 Month Term SOFR + 3.00%), 09/29/28 (a)	757	760
Chromalloy Corporation
2024 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 03/21/31 (a)	376	377
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	2,888	2,858
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 08/23/28 (a) (b)	2	2
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.50%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	3,471	3,463
2025 Term Loan B, 7.49%, (3 Month Term SOFR + 3.25%), 03/27/32 (a)	3,812	3,795
Colossus Acquireco LLC
Term Loan, 0.00%, (SOFR + 1.75%), 06/12/32 (a) (b)	3,000	2,978
Conair Holdings, LLC
Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 05/13/28 (a)	2,184	1,587
Constant Contact Inc
Term Loan, 8.52%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	977	933
Construction Partners Inc
Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	353	354
Core & Main LP
2024 Term Loan E, 6.27%, (6 Month Term SOFR + 2.00%), 02/09/31 (a)	212	212
Corporation Service Company
Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 08/10/29 (a)	596	595
CPI Holdco B LLC
2024 Term Loan, 0.00%, (1 Month Term SOFR + 2.00%), 05/10/31 (a) (b)	1,340	1,335
2024 Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	536	534
CPM Holdings, Inc.
2023 Term Loan, 8.82%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	158	154
CQP Holdco LP
2024 1st Lien Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 12/31/30 (a)	7,104	7,101
Crown Equipment Corporation
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/10/31 (a)	299	299
Crown Subsea Communications Holding, Inc.
2024 Term Loan B1, 8.33%, (1 Month Term SOFR + 4.00%), 01/30/31 (a)	2,711	2,726

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Darktrace PLC
1st Lien Term Loan, 7.46%, (3 Month Term SOFR + 3.25%), 07/02/31 (a)	808	808
2nd Lien Term Loan, 0.00%, (SOFR + 5.25%), 07/02/32 (a) (b)	15	15
2nd Lien Term Loan, 9.46%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	235	233
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (a) (b) (c)	39	39
2021 Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 03/31/28 (a)	621	621
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	465	465
2024 1st Lien Term Loan B2, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	177	177
EAB Global, Inc.
2021 Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 08/16/28 (a)	521	510
Echo Global Logistics, Inc.
Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	352	328
Edelman Financial Center, LLC
2024 Term Loan, 0.00%, (SOFR + 3.00%), 04/07/28 (a) (b)	1,500	1,501
EMG Utica, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	314	316
Employbridge Holding Company
2025 Second Out Term Loan, 9.31%, (3 Month Term SOFR + 4.75%), 01/19/30 (a)	4,961	1,199
2025 First Out Term Loan, 9.80%, (3 Month Term SOFR + 5.50%), 01/19/30 (a)	1,327	1,018
EMRLD Borrower LP
2024 Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 06/18/31 (a)	318	317
Ensemble RCM, LLC
2024 Term Loan B, 7.28%, (3 Month Term SOFR + 3.00%), 08/01/29 (a)	4,318	4,334
EOC Borrower, LLC
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 01/28/32 (a)	1,481	1,482
Esdec Solar Group B.V.
Term Loan B, 9.56%, (3 Month Term SOFR + 5.00%), 08/23/28 (a) (c)	430	316
Fertitta Entertainment, LLC
2022 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 01/13/29 (a) (d)	4,855	4,847
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 09/15/31 (a) (b)	1,653	1,649
2025 Incremental Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/15/31 (a)	3,200	3,193
Fortress Intermediate 3, Inc
Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 05/09/31 (a)	4,892	4,898
Foundever Worldwide Corporation
2021 USD Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 07/28/28 (a)	4,579	2,479
Franchise Group Intermediate Holdco, LLC
2024 DIP New Money Term Loan, 0.00%, (1 Month Term SOFR + 9.00%), 07/14/25 (a) (b)	63	63
Fusion Buyer LLC
Term Loan, 12.41%, (1 Month Term SOFR + 8.00%), 06/06/30 (a)	378	370
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	605	602
Gloves Buyer, Inc.
2025 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 01/16/32 (a) (b)	290	284
2025 Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 01/16/32 (a)	5,030	4,923
Grant Thornton Advisors LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 05/30/31 (a)	1,688	1,685
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 2.75%), 06/02/31 (a) (b)	35	35
Griffon Corporation
2024 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 01/24/29 (a)	450	450
Groupe Solmax Inc.
Term Loan, 9.19%, (1 Month Term SOFR + 4.75%), 06/28/28 (a)	672	561
Term Loan, 9.31%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	784	654
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 04/22/30 (a)	893	893
HighTower Holdings LLC
2025 Term Loan B, 7.26%, (3 Month Term SOFR + 3.00%), 01/16/32 (a)	704	701
Hilcorp Energy I L.P.
Term Loan B, 6.31%, (1 Month Term SOFR + 2.00%), 02/05/30 (a)	1,914	1,914
Horizon US Finco LP
Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 12/16/31 (a)	194	190
Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 12/16/31 (a)	388	379
Hunter Holdco 3 Limited
USD Term Loan B, 8.65%, (3 Month Term SOFR + 4.25%), 08/05/28 (a)	780	741
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	203	204
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 12/06/28 (a)	768	772
Janus International Group, LLC
2024 Term Loan B, 6.78%, (3 Month Term SOFR + 2.50%), 08/02/30 (a)	164	163
John Bean Technologies Corp
Term Loan B, 6.43%, (1 Month Term SOFR + 2.00%), 10/09/31 (a)	189	190
Johnstone Supply LLC
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 06/09/31 (a)	481	482
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, 01/30/32 (a) (b)	102	102
2025 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 01/30/32 (a)	1,079	1,076
Kenan Advantage Group, Inc.
2024 Term Loan B4, 0.00%, (SOFR + 3.25%), 01/25/29 (a) (b)	1,500	1,478
KNS Acquisition Corp.
2024 Term Loan A, 9.44%, (1 Month Term SOFR + 5.00%), 04/19/30 (a) (c)	340	338
2024 Term Loan B, 11.44%, (1 Month Term SOFR + 7.00%), 10/19/30 (a)	327	271
Kohler Energy Co LLC
USD Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 01/30/31 (a)	3,451	3,450
KUEHG Corp.
2024 Term Loan, 7.55%, (3 Month Term SOFR + 3.25%), 06/12/30 (a)	615	615
LaserShip, Inc.
2024 New Money Term Loan A, 10.56%, (3 Month Term SOFR + 6.25%), 01/02/29 (a)	122	120
2024 Term Loan B, 10.06%, (3 Month Term SOFR + 5.50%), 08/10/29 (a)	348	200
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.16%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	1,055	983
LC AHAB US Bidco LLC
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	378	377
Madison IAQ LLC
Term Loan, 6.76%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	850	851
2025 Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 03/26/32 (a)	3,487	3,494

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Madison Safety & Flow LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/26/31 (a)	3,597	3,601
MajorDrive Holdings IV LLC
Term Loan B, 8.56%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	1,378	1,349
Maximus, Inc.
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 05/21/31 (a)	193	192
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 7.88%, (3 Month Term SOFR + 3.50%), 10/08/28 (a)	4,056	2,102
Minimax Viking GmbH
2025 USD Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 02/19/32 (a)	819	822
Modena Buyer LLC
Term Loan, 8.78%, (3 Month Term SOFR + 4.50%), 04/03/31 (a)	1,677	1,612
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, 05/22/32 (a) (b)	30	30
Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	240	236
Neptune Bidco US Inc
2022 USD Term Loan A, 9.08%, (3 Month Term SOFR + 4.75%), 10/11/28 (a)	436	410
2022 USD Term Loan B, 9.33%, (3 Month Term SOFR + 5.00%), 04/11/29 (a)	4,313	4,069
NorthRiver Midstream Finance LP
2023 USD Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 08/10/30 (a)	4,012	4,025
Nuvei Technologies Corp.
2024 Term Loan B1, 7.33%, (1 Month Term SOFR + 3.00%), 07/19/31 (a)	2,835	2,839
OMNIA Partners LLC
2024 Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 07/25/30 (a)	878	879
Optiv Security, Inc.
2023 Term Loan, 9.53%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	601	482
Oscar AcquisitionCo, LLC
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 04/29/29 (a)	513	471
Osmose Utilities Services, Inc.
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 06/18/28 (a)	970	908
Parexel International Corporation
2025 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 11/15/28 (a)	875	875
Patagonia Holdco LLC
Term Loan B1, 10.05%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (d)	350	283
Pelican Products, Inc.
2021 Term Loan, 8.81%, (3 Month Term SOFR + 4.25%), 11/16/28 (a)	1,437	1,252
PHRG Intermediate LLC
2025 Term Loan B, 8.33%, (3 Month Term SOFR + 4.00%), 02/13/32 (a)	555	552
Pike Corporation
2021 Incremental Term Loan B, 7.44%, (1 Month Term SOFR + 3.00%), 01/15/28 (a)	999	1,004
Pitney Bowes Inc.
2025 Term Loan B, 8.08%, (1 Month Term SOFR + 3.75%), 01/31/32 (a)	2,453	2,446
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	50	51
PUG LLC
2024 Extended Term Loan B, 9.08%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	4,076	3,947
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.58%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	1,995	1,993
2025 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	1,257	1,255
Rand Parent, LLC
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 03/18/30 (a)	2,761	2,739
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 11/23/29 (a)	3,404	3,394
Smyrna Ready Mix Concrete, LLC
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/02/29 (a)	1,905	1,911
Southern Veterinary Partners, LLC
2024 1st Lien Term Loan, 7.53%, (3 Month Term SOFR + 3.25%), 10/30/31 (a)	1,102	1,103
Spin Holdco Inc.
2021 Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	4,020	3,518
Star Parent Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,943	1,923
Stonepeak Nile Parent LLC
Term Loan B, 9.25%, (Prime + 1.75%), 02/03/32 (a)	3,094	3,102
Student Transportation of America Inc
Term Loan, 0.00%, (SOFR + 3.25%), 06/10/32 (a) (b)	2,746	2,751
Titan Acquisition Limited
2024 Term Loan B, 8.72%, (6 Month Term SOFR + 4.50%), 02/01/29 (a)	3,256	3,262
TK Elevator Midco GmbH
2025 USD Term Loan B, 7.24%, (SOFR + 3.00%), 04/30/30 (a)	4,181	4,190
TKC Holdings, Inc.
2024 Term Loan, 9.32%, (1 Month Term SOFR + 5.00%), 05/15/28 (a)	2,508	2,506
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	8,703	8,718
2024 Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 09/05/32 (a)	491	492
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 02/22/31 (a)	3,028	3,029
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 0.00%, 10/03/31 (a) (b)	8	8
2024 Delayed Draw Term Loan, 8.78%, (3 Month Term SOFR + 4.50%), 10/03/31 (a)	8	8
2024 Term Loan, 8.78%, (6 Month Term SOFR + 4.50%), 10/03/31 (a)	247	248
2024 Delayed Draw Term Loan, 8.82%, (3 Month Term SOFR + 4.50%), 10/03/31 (a)	4	4
Veritiv Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	1,430	1,434
Vista Management Holding, Inc.
2025 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 03/27/31 (a)	3,885	3,890
WEC US Holdings Ltd.
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	1,643	1,642
WestJet Loyalty LP
Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	1,742	1,741
WIN Waste Innovations Holdings, Inc.
2025 Incremental Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 03/27/28 (a)	359	360
2021 Term Loan B, 7.19%, (1 Month Term SOFR + 2.75%), 03/31/28 (a)	391	387
		237,596
Information Technology 14.3%
Ahead DB Holdings, LLC
2024 Term Loan B3, 7.30%, (3 Month Term SOFR + 3.00%), 01/24/31 (a)	5,604	5,605
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 02/07/31 (a)	3,877	3,891
Arches Buyer Inc.
2021 Term Loan B, 0.00%, (SOFR + 3.25%), 12/06/27 (a) (b)	1,500	1,480
2021 Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	997	984

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	1,609	1,608
2021 2nd Lien Term Loan, 10.18%, (1 Month Term SOFR + 5.75%), 11/18/29 (a)	275	275
Athenahealth Group, Inc.
2022 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 01/27/29 (a)	5,609	5,600
BCPE Pequod Buyer Inc
USD Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 09/19/31 (a)	2,796	2,799
Boost Newco Borrower, LLC
2025 USD Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (a)	767	769
Boxer Parent Company Inc.
2025 USD Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 07/30/31 (a)	3,569	3,544
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/31/31 (a) (b)	2,796	2,796
2025 Incremental Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/31/31 (a)	777	777
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.43%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	859	844
CD&R Hydra Buyer, Inc.
Term Loan, 0.00%, (SOFR + 4.25%), 03/15/31 (a) (b)	40	39
Central Parent Inc.
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	2,143	1,784
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 03/30/29 (a)	3,730	3,732
2024 USD Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 03/24/31 (a)	2,809	2,812
ConnectWise, LLC
2021 Term Loan B, 8.06%, (3 Month Term SOFR + 3.50%), 09/23/28 (a)	451	453
Dayforce, Inc.
2025 Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 03/01/31 (a)	312	312
DCert Buyer, Inc.
2019 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	3,266	3,232
2021 2nd Lien Term Loan, 11.33%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	250	216
Delta TopCo, Inc.
2025 Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 11/30/29 (a)	4,835	4,798
Dragon Buyer, Inc
Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 09/24/31 (a)	354	355
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/31/30 (a)	217	216
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 10/29/29 (a)	1,307	1,309
EP Purchaser LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 11/06/28 (a) (b)	120	118
Epicor Software Corporation
2024 Term Loan E, 7.08%, (1 Month Term SOFR + 2.75%), 05/23/31 (a)	5,106	5,117
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	4,290	4,125
Galaxy US Opco Inc.
Term Loan, 9.28%, (3 Month Term SOFR + 2.00%), 04/19/29 (a)	192	178
Gen Digital Inc.
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/28/29 (a)	1,213	1,211
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 01/23/32 (a)	3,805	3,802
Go Daddy Operating Company, LLC
2024 Term Loan B7, 6.08%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	972	973
Helios Software Holdings, Inc.
2024 Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 07/18/30 (a)	3,285	3,286
Kaseya Inc.
2025 1st Lien Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 03/05/32 (a)	3,997	4,010
2025 2nd Lien Term Loan B, 9.33%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	355	355
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	3,102	3,009
MH Sub I, LLC
2023 Term Loan, 8.58%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	51	47
2024 Term Loan B4, 8.58%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	9,604	8,323
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	839	837
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 08/17/29 (a)	606	606
NCR Atleos LLC
2024 Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 04/16/29 (a)	324	326
Open Text Corporation
2023 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/31/30 (a)	3,923	3,918
Peraton Corp.
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (a)	4,025	3,543
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 10/11/31 (a)	2,785	2,793
Polaris Newco LLC
USD Term Loan B, 8.29%, (3 Month Term SOFR + 3.75%), 06/03/28 (a)	3,501	3,408
Priority Holdings, LLC
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 4.75%), 05/16/31 (a)	128	128
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 10/28/30 (a)	1,743	1,751
2024 1st Lien Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 10/28/30 (a)	604	607
2025 2nd Lien Incremental Term Loan, 9.31%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	430	427
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 07/02/31 (a)	808	809
Proofpoint, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 08/31/28 (a) (b)	667	667
2024 Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	3,946	3,947
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.18%, (1 Month Term SOFR + 2.75%), 03/15/28 (a)	810	366
2024 First Lien First Out Term Loan, 10.68%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	189	189
RealPage, Inc
1st Lien Term Loan, 7.56%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	1,224	1,215
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	2,138	2,139
Red Planet Borrower, LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 09/23/28 (a)	690	681
Renaissance Holding Corp.
2024 1st Lien Term Loan, 8.28%, (3 Month Term SOFR + 4.00%), 04/05/30 (a)	958	868
Rocket Software, Inc.
2023 USD Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 11/28/28 (a)	4,938	4,947

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Sandisk Corp
Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 12/12/31 (a)	3,935	3,911
Shift4
Term Loan, 0.00%, (SOFR + 2.75%), 05/12/32 (a) (b)	95	96
SolarWinds Holdings, Inc.
2025 Term Loan, 8.26%, (3 Month Term SOFR + 4.00%), 03/12/32 (a)	2,000	1,953
Sovos Compliance, LLC
2025 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 08/12/29 (a)	489	491
SS&C Technologies Inc.
2024 Term Loan B8, 6.33%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	2,791	2,804
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 10/11/31 (a)	409	409
Twitter, Inc.
Term Loan, 10.95%, (3 Month Term SOFR + 6.50%), 10/27/29 (a)	1,010	986
2025 Fixed Term Loan, 9.50%, (Fixed + 9.50%), 12/31/99 (a)	1,730	1,681
UKG Inc.
2024 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 01/30/31 (a)	7,230	7,255
Vertiv Group Corporation
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 03/02/27 (a)	1,459	1,460
VS Buyer, LLC
2024 1st Lien Term Loan B, 7.02%, (1 Month Term SOFR + 2.75%), 04/12/31 (a)	452	454
World Wide Technology Holding Co. LLC
2024 Term Loan B, 6.56%, (1 Month Term SOFR + 2.25%), 03/01/30 (a)	1,662	1,669
Xai Corp
Term Loan, 0.00%, (3 Month Term SOFR + 7.25%), 12/31/49 (a) (b)	180	171
Zayo Group Holdings, Inc.
USD Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	495	470
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	1,307	1,298
		144,064
Communication Services 11.6%
19th Holdings Golf, LLC
2022 Term Loan B, 7.66%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	822	808
Academy, Ltd.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	161	160
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 8.26%, (3 Month Term SOFR + 4.00%), 04/08/30 (a)	547	548
Allen Media, LLC
2021 Term Loan B, 9.95%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	7,818	4,965
Altice Financing SA
2022 USD Term Loan, 9.26%, (3 Month Term SOFR + 5.00%), 10/31/27 (a)	7,011	5,614
Altice France S.A.
2018 Term Loan B13, 10.50%, (Prime + 3.00%), 07/13/26 (a)	977	858
2023 USD Term Loan B14, 9.76%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	6,844	6,184
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 01/04/29 (a)	3,657	3,689
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	1,070	960
High-Yield Term Loan B2, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	275	246
Arcis Golf LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 11/24/28 (a)	474	474
2025 Incremental Delayed Draw Term Loan, 0.00%, 12/31/49 (a) (b)	29	29
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 5.56%, (3 Month Term SOFR + 4.09%), 07/31/25 (a)	1,217	847
2024 Incremental Second Out Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 07/31/25 (a)	215	206
2024 Bridge Term Loan, 14.58%, (3 Month Term SOFR + 10.00%), 12/24/25 (a)	198	203
2025 5th Amendment Incremental Bridge Loan, 14.52%, (1 Month Term SOFR + 10.00%), 03/25/26 (a)	494	508
Charter Communications Operating, LLC
2024 Term Loan B5, 0.00%, (3 Month Term SOFR + 2.25%), 08/23/28 (a) (b)	2,000	2,003
Ciena Corporation
2025 Repriced Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/24/30 (a)	132	133
Cimpress Public Limited Company
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 05/17/28 (a)	2,254	2,247
City Football Group Limited
2024 Term Loan, 8.04%, (3 Month Term SOFR + 3.50%), 07/21/30 (a)	1,499	1,489
CMG Media Corporation
2024 Term Loan, 7.90%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	4,718	4,559
CommScope, Inc.
2024 Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 12/15/29 (a)	2,020	2,043
Connect Finco Sarl
2024 Extended Term Loan B, 8.83%, (1 Month Term SOFR + 4.50%), 09/11/29 (a)	3,020	2,862
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 7.51%, (3 Month Term SOFR + 3.25%), 01/24/32 (a)	1,500	1,482
Crown Finance US Inc
Term Loan, 0.00%, (SOFR + 4.50%), 10/31/31 (a) (b)	235	235
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (a)	1,438	1,436
CSC Holdings, LLC
2022 Term Loan B6, 8.81%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	4,964	4,890
Dave & Buster's, Inc.
2024 Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 06/29/29 (a)	307	297
2024 1st Lien Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 09/26/31 (a)	423	403
DirecTV Financing, LLC
Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	771	774
2024 Term Loan, 9.79%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	845	837
Dotdash Meredith Inc
2025 Term Loan B, 7.82%, (3 Month Term SOFR + 3.50%), 06/05/32 (a)	595	595
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 11/18/28 (a)	72	72
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	2,061	2,053
2025 Term Loan B, 8.50%, (Prime + 1.00%), 05/22/32 (a)	2,180	2,178
Frontier Communications Corp.
2025 Term Loan B, 6.79%, (6 Month Term SOFR + 2.50%), 07/01/31 (a)	4,941	4,935
Gray Television, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 05/22/29 (a)	3,046	3,041
Great Outdoors Group, LLC
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	13,877	13,838

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
GVC Holdings (Gibraltar) Limited
2024 USD Term Loan B3, 7.05%, (3 Month Term SOFR + 2.75%), 10/31/29 (a)	2,817	2,826
Herschend Entertainment Company, LLC
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/17/32 (a)	225	226
II-VI Incorporated
2024 1st Lien Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 07/02/29 (a)	872	872
LCPR Loan Financing LLC
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 09/25/28 (a)	500	323
Level 3 Financing Inc.
2025 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 03/20/32 (a)	1,125	1,136
Life Time Fitness Inc
2024 Term Loan B, 6.78%, (3 Month Term SOFR + 2.50%), 10/22/31 (a)	612	613
Lumen Technologies, Inc.
2024 Term Loan A, 10.33%, (1 Month Term SOFR + 6.00%), 06/01/28 (a)	367	376
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	3,142	3,100
2024 Extended Term Loan B2, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/30 (a)	1,313	1,295
Nexstar Media Inc
Term Loan, 0.00%, (SOFR + 2.75%), 06/23/32 (a) (b)	580	579
Ontario Gaming GTA LP
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	478	473
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.03%, (3 Month Term SOFR + 3.75%), 02/21/30 (a)	337	337
SBA Senior Finance II LLC
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/20/31 (a)	351	351
Scientific Games Holdings LP
2024 USD Term Loan B, 7.28%, (3 Month Term SOFR + 3.00%), 04/04/29 (a)	3,401	3,396
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.61%, (3 Month Term SOFR + 9.05%), 11/01/25 (a)	464	3
Telesat Canada
Term Loan B5, 7.34%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	3,000	1,779
Topgolf Callaway Brands Corp.
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 03/14/30 (a)	214	210
Townsquare Media, Inc.
2025 Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 01/17/31 (a) (c)	159	142
TripAdvisor Inc
Term Loan, 7.05%, (3 Month Term SOFR + 2.75%), 07/01/31 (a)	213	213
UFC Holdings, LLC
2024 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 11/13/31 (a)	2,452	2,460
Univision Communications Inc.
2022 Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 05/06/28 (a)	2,024	1,950
2024 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	2,144	2,098
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	1,274	1,263
ViaSat, Inc.
Term Loan, 8.94%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	5,064	4,855
2023 Term Loan, 8.93%, (1 Month Term SOFR + 4.50%), 05/30/30 (a)	1,652	1,575
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.37%, (6 Month Term SOFR + 3.17%), 03/06/31 (a)	1,290	1,272
Voyager Parent LLC
Term Loan, 0.00%, (SOFR + 4.75%), 05/08/32 (a) (b)	4,706	4,652
		117,076
Financials 9.6%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.33%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	10,751	10,712
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 06/07/32 (a)	968	967
Albion Financing 3 SARL
2025 USD Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 08/16/29 (a)	2,575	2,577
Alera Group, Inc.
2025 Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/21/32 (a) (b)	608	609
2025 Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 05/21/32 (a)	1,823	1,827
2025 2nd Lien Term Loan, 9.82%, (3 Month Term SOFR + 5.50%), 05/15/33 (a)	360	367
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.07%, (1 Month Term SOFR + 2.75%), 09/12/31 (a)	3,377	3,377
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/09/30 (a)	2,140	2,143
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.83%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	3,965	3,974
Asurion LLC
2021 Term Loan B9, 7.69%, (1 Month Term SOFR + 3.25%), 02/05/28 (a)	2,563	2,559
2021 2nd Lien Term Loan B3, 9.69%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	340	324
2022 Term Loan B10, 8.43%, (1 Month Term SOFR + 4.00%), 08/16/28 (a)	1,746	1,720
2023 Term Loan B11, 8.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	1,428	1,411
2021 Second Lien Term Loan B4, 9.69%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	3,265	3,023
2024 Term Loan B12, 8.58%, (1 Month Term SOFR + 4.25%), 09/12/30 (a)	3,396	3,307
2025 Term Loan B13, 8.68%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	1,752	1,700
Azorra Soar TLB Finance Ltd
Term Loan B, 7.82%, (3 Month Term SOFR + 3.50%), 10/10/29 (a)	318	319
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.33%, (1 Month Term SOFR + 3.00%), 05/10/31 (a)	109	109
CFC Bidco 2022 Ltd
Term Loan, 0.00%, (SOFR + 3.75%), 05/30/32 (a) (b)	495	493
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 02/11/28 (a)	978	977
Citadel Securities LP
2024 First Lien Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 10/31/31 (a)	1,786	1,792
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	5,001	4,973
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (a)	230	231
Herc Holdings Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 2.00%), 07/06/29 (a) (b)	1,333	1,337
Term Loan B, 6.32%, (3 Month Term SOFR + 2.00%), 05/17/32 (a)	667	669
HUB International Limited
2025 Term Loan B, 6.77%, (SOFR + 2.50%), 06/20/30 (a)	14	14
2025 Term Loan B, 6.77%, (3 Month Term SOFR + 2.50%), 06/20/30 (a)	4,558	4,571
Hudson River Trading LLC
2024 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 03/18/30 (a)	4,845	4,854
IMC Financing LLC
Term Loan B, 7.81%, (1 Month Term SOFR + 3.50%), 06/02/32 (a)	2,025	2,035

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Jane Street Group, LLC
2024 Term Loan B1, 6.33%, (3 Month Term SOFR + 2.00%), 12/10/31 (a)	7,413	7,404
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 03/15/30 (a)	217	215
Jump Financial, LLC
2025 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 02/20/32 (a)	703	705
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	203	182
Moneygram International, Inc
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 4.75%), 06/01/30 (a)	2,943	2,639
NEXUS Buyer LLC
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 07/31/31 (a)	1,672	1,677
Novae LLC
1st Lien Term Loan, 9.45%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (c) (d)	349	328
Opal Bidco SAS
USD Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 03/01/32 (a)	3,250	3,261
Osttra Group Ltd
Term Loan, 0.00%, (SOFR + 3.50%), 05/21/32 (a) (b)	280	281
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 09/11/31 (a)	2,465	2,461
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 02/16/28 (a)	5,727	5,745
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 11.92%, (1 Month Term SOFR + 7.50%), 10/03/29 (a)	939	281
2024 UnSub FLFO, 0.00%, (1 Month Term SOFR + 8.25%), 10/07/29 (a) (b) (c)	3	2
2024 UnSub FLFO, 12.67%, (1 Month Term SOFR + 8.25%), 10/07/29 (a) (c)	434	364
Superannuation and Investments US LLC
USD Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/23/28 (a)	2,187	2,197
Trans Union, LLC
2024 Term Loan B8, 6.08%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	970	971
Truist Insurance Holdings LLC
2024 Term Loan B, 0.00%, (SOFR + 2.75%), 05/06/31 (a) (b)	2,333	2,333
2024 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 05/06/31 (a)	1,618	1,618
USI, Inc.
2024 Term Loan C, 6.55%, (3 Month Term SOFR + 2.25%), 09/27/30 (a)	108	108
Viant Medical Holdings, Inc.
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 10/15/31 (a)	—	—
Virtu Financial LLC
2025 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 06/21/31 (a)	510	511
		96,254
Consumer Discretionary 9.0%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.08%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	3,940	3,919
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	3,775	3,770
ACProducts, Inc.
2021 Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 05/17/28 (a)	593	446
Adient US LLC
2024 Term Loan B2, 6.58%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	3,079	3,083
American Trailer World Corp.
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	686	557
Apro, LLC
2024 Term Loan B, 8.06%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	521	519
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	445	445
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/01/31 (a)	957	960
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.08%, (1 Month Term SOFR + 2.75%), 12/13/29 (a)	541	542
Caesars Entertainment Inc.
Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/25/30 (a)	9,508	9,489
2024 Term Loan B1, 6.58%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	1,150	1,148
Clarios Global LP
2024 USD Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	4,006	3,992
2025 USD Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	1,180	1,181
Crocs, Inc.
2024 Term Loan, 6.55%, (3 Month Term SOFR + 2.25%), 02/20/29 (a)	610	612
CWGS Group, LLC
2021 Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	474	462
EG Group Limited
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 02/07/28 (a)	2,951	2,961
First Brands Group, LLC
2021 Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	219	207
2022 Incremental Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	6,266	5,899
2021 2nd Lien Term Loan, 13.04%, (3 Month Term SOFR + 8.50%), 03/30/28 (a)	2,558	2,290
Flynn Restaurant Group LP
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	265	266
2025 Incremental Term Loan, 8.08%, (1 Month Term SOFR + 3.75%), 01/17/32 (a)	509	507
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 8.28%, (3 Month Term SOFR + 4.00%), 01/25/31 (a)	1,116	1,091
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 11/30/29 (a)	88	88
Fugue Finance B.V.
2025 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 01/09/32 (a)	319	321
GEN II Fund Services LLC
2024 Term Loan B, 6.97%, (6 Month Term SOFR + 2.75%), 11/19/31 (a)	419	419
Golden Entertainment, Inc.
2023 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 05/18/30 (a)	648	649
Hanesbrands, Inc.
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 02/20/32 (a)	1,683	1,686
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 05/20/28 (a)	618	617
2024 Incremental Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 01/10/31 (a)	2,125	2,121
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (a)	6,113	6,085
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 04/26/30 (a)	5,713	5,640
Lippert Colipper
Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 03/18/32 (a)	314	314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 10.53%, (1 Month Term SOFR + 6.25%), 03/01/26 (a)	332	289
PCI Gaming Authority
Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 05/15/26 (a)	114	114
PetSmart, Inc.
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 01/29/28 (a)	2,936	2,900
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 09/10/31 (a)	109	110
Restoration Hardware, Inc.
Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 10/15/28 (a) (b)	349	339
Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	435	422
RVR Dealership Holdings, LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 02/08/28 (a)	655	598
Sabre GLBL Inc.
2021 Term Loan B1, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	590	579
2021 Term Loan B2, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	691	678
2022 1st Lien Term Loan B, 9.43%, (1 Month Term SOFR + 5.00%), 06/09/28 (a)	946	936
2024 Term Loan B1, 10.43%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	1,931	1,922
Service Logic Acquisition, Inc
2025 Repriced Term Loan B, 7.28%, (1 Month Term SOFR + 3.00%), 10/29/27 (a)	1,871	1,871
2025 Repriced Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 10/29/27 (a)	5	5
Sizzling Platter LLC
Term Loan, 0.00%, (SOFR + 5.00%), 06/24/32 (a) (b)	260	252
Somnigroup International Inc
Term Loan B, 6.57%, (SOFR + 2.25%), 10/24/31 (a)	841	843
Staples, Inc.
2024 Term Loan B, 10.03%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	6,735	6,200
Station Casinos LLC
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 03/07/31 (a)	1,150	1,152
Sweetwater Borrower, LLC
Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 08/03/28 (a)	877	877
Tenneco, Inc.
2022 Term Loan B, 9.40%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	9	8
2022 Term Loan B, 9.42%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	3,041	2,962
Tory Burch LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 04/14/28 (a)	470	467
Varsity Brands, Inc.
2025 Term Loan, 7.83%, (3 Month Term SOFR + 3.50%), 08/26/31 (a)	878	877
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	312	310
Weber-Stephen Products LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 10/20/27 (a)	969	961
WH Borrower, LLC
2025 Term Loan B, 9.07%, (3 Month Term SOFR + 4.75%), 02/12/32 (a)	1,865	1,862
Whatabrands LLC
2024 1st Lien Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	1,129	1,129
		90,949
Health Care 5.9%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.70%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	952	647
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	3,104	2,953
2023 Term Loan B5, 10.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	677	655
Amneal Pharmaceuticals LLC
2023 Term Loan B, 9.83%, (1 Month Term SOFR + 5.50%), 05/04/28 (a)	4,164	4,229
Avantor Funding, Inc.
2024 Term Loan, 6.43%, (1 Month Term SOFR + 2.00%), 11/08/27 (a)	32	32
Bausch & Lomb Corporation
Term Loan, 0.00%, (SOFR + 4.25%), 12/17/30 (a) (b)	3,100	3,102
Bausch Health Companies Inc.
2025 Term Loan B, 10.56%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	1,750	1,684
CNT Holdings I Corp
2025 Term Loan, 6.78%, (3 Month Term SOFR + 2.50%), 11/08/32 (a)	1,031	1,033
Embecta Corp
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	397	395
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 04/23/31 (a)	546	545
Fitness International, LLC
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 5.25%), 01/30/29 (a)	311	311
Geo Group, Inc. (The)
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 5.25%), 04/04/29 (a)	297	297
Global Medical Response, Inc.
2024 PIK Term Loan, 9.83%, (3 Month Term SOFR + 4.75%), 10/02/28 (a)	5,890	5,893
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.48%, (3 Month Term SOFR + 2.00%), 11/15/27 (a)	3,000	2,989
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (a) (b)	30	30
2024 Delayed Draw Term Loan, 7.83%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	5	5
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	270	270
Help At Home, Inc.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	851	824
Insulet Corporation
2025 Term Loan, 6.31%, (1 Month Term SOFR + 2.00%), 08/04/31 (a)	1,305	1,312
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 05/05/28 (a)	4,386	4,402
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.01%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	4,194	4,145
Loire Finco Luxembourg S.a.r.l.
2025 USD Term Loan B, 8.43%, (1 Month Term SOFR + 4.00%), 01/31/30 (a)	205	205
MED ParentCo LP
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 04/15/31 (a)	1,079	1,082
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 10/23/28 (a)	6,459	6,462
National Mentor Holdings, Inc.
2021 Term Loan, 8.15%, (1 Month Term SOFR + 3.75%), 02/18/28 (a)	723	698
2021 Term Loan C, 8.15%, (3 Month Term SOFR + 3.75%), 02/18/28 (a)	21	20
Organon & Co
2024 USD Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	707	693
Padagis LLC
Term Loan B, 9.27%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	4,053	3,790

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Phoenix Guarantor Inc
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 02/21/31 (a)	2,710	2,717
Radiology Partners Inc
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 01/31/29 (a)	29	29
Term Loan B, 0.00%, (SOFR + 4.50%), 06/26/32 (a) (b)	2,840	2,815
Raven Acquisition Holdings LLC
Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 10/25/31 (a)	3,912	3,907
Delayed Draw Term Loan, 0.00%, (SOFR + 16.25%), 11/19/31 (a) (b)	67	67
Sotera Health Holdings, LLC
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 05/30/31 (a)	372	373
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.69%, (1 Month Term SOFR + 4.25%), 09/22/28 (a)	125	124
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.54%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	972	934
		59,669
Materials 5.2%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	635	593
2022 USD Incremental Term Loan, 9.08%, (1 Month Term SOFR + 4.75%), 11/04/27 (a) (c)	336	311
Avient Corporation
2025 Term Loan B, 5.96%, (3 Month Term SOFR + 1.75%), 08/29/29 (a)	408	409
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 12/20/29 (a)	123	123
Berlin Packaging LLC
2024 Term Loan B7, 7.80%, (3 Month Term SOFR + 3.50%), 06/09/31 (a)	103	103
2024 Term Loan B7, 7.82%, (1 Month Term SOFR + 3.50%), 06/09/31 (a)	780	783
2024 Term Loan B7, 7.82%, (1 Month Term SOFR + 3.50%), 06/09/31 (a)	124	124
Charter NEX US, Inc.
2024 Term Loan B1, 7.06%, (1 Month Term SOFR + 2.75%), 12/01/30 (a)	676	678
Chemours Company (The)
2023 USD Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 08/10/28 (a)	760	757
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.83%, (3 Month Term SOFR + 4.50%), 11/07/30 (a)	775	731
Discovery Purchaser Corporation
Term Loan, 8.02%, (3 Month Term SOFR + 3.75%), 08/04/29 (a)	1,310	1,307
Domtar Corporation
2021 Term Loan B, 9.94%, (1 Month Term SOFR + 5.50%), 11/30/28 (a)	1,500	1,393
Fortis 333, Inc.
USD Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 02/06/32 (a)	2,726	2,722
GEON Performance Solutions, LLC
2021 Term Loan, 8.81%, (3 Month Term SOFR + 4.25%), 08/10/28 (a)	563	533
Hexion Holdings Corporation
2024 Term Loan B, 8.31%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	1,515	1,511
2022 USD 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 7.44%), 02/09/30 (a) (b)	325	317
2022 USD 2nd Lien Term Loan, 11.86%, (1 Month Term SOFR + 7.44%), 02/09/30 (a)	28	28
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.68%, (1 Month Term SOFR + 4.25%), 03/09/29 (a)	1,274	1,184
2023 USD Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 03/01/30 (a)	1,416	1,292
Ineos US Finance LLC
2023 USD Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	7,045	6,740
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.23%, (6 Month Term SOFR + 4.72%), 02/04/26 (a)	5,808	5,319
Kodiak Building Partners Inc.
2024 Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 11/26/31 (a)	3,943	3,794
Lonza Group AG
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,426	2,207
M2S Group Holdings Inc
Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 08/21/31 (a)	582	562
Natgasoline LLC
2025 Term Loan B, 9.80%, (Prime + 5.50%), 03/25/30 (a)	417	414
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 09/22/28 (a)	1,014	1,016
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.51%, (3 Month Term SOFR + 3.25%), 04/03/28 (a)	375	377
2024 USD Term Loan B2, 7.55%, (3 Month Term SOFR + 3.25%), 04/03/28 (a)	655	658
Pregis TopCo Corporation
2025 Refinancing Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 02/28/29 (a)	—	—
Pretium Packaging, LLC
Second Out Term Loan A1, 8.86%, (PIK + 0.70%), 10/01/28 (a)	3,267	1,550
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.31%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	2,000	311
RLG Holdings, LLC
Term Loan, 0.00%, (LIBOR + 4.25%), 07/02/28 (a) (b)	1,825	1,520
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.28%, (3 Month Term SOFR + 3.00%), 03/16/27 (a)	469	469
Spa Holdings 3 Oy
USD Term Loan B, 8.31%, (3 Month Term SOFR + 3.75%), 03/18/28 (a)	294	294
SupplyOne, Inc
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	168	168
TricorBraun Holdings, Inc.
2021 Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	730	729
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.09%, (3 Month Term SOFR + 2.50%), 05/03/28 (a)	4,089	1,747
W.R. Grace & Co.-Conn.
2021 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 08/11/28 (a)	201	201
Wilsonart LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 07/25/31 (a) (b)	750	738
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/25/31 (a)	2,977	2,928
Windsor Holdings III, LLC
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/01/30 (a)	5,364	5,362
		52,003
Energy 3.2%
AL NGPL Holdings, LLC
Term Loan B, 6.78%, (3 Month Term SOFR + 2.50%), 04/16/28 (a)	2,851	2,847
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.30%, (3 Month Term SOFR + 3.00%), 10/31/28 (a)	5,586	5,602
Delek US Holdings, Inc.
2022 Term Loan B, 7.93%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	463	455
Epic Crude Services, LP
2024 Term Loan B, 7.26%, (3 Month Term SOFR + 3.00%), 10/09/31 (a)	444	445

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.52%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	4,034	4,032
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	3,603	3,606
NGL Energy Partners LP
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/25/31 (a)	4	4
Par Petroleum, LLC
2024 Term Loan B, 8.01%, (3 Month Term SOFR + 3.75%), 02/28/30 (a)	334	329
Prairie ECI Acquiror LP
2024 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 08/01/29 (a)	252	253
Rockpoint Gas Storage Partners LP
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 09/18/31 (a)	682	683
Traverse Midstream Partners LLC
2017 Term Loan, 7.28%, (3 Month Term SOFR + 3.00%), 02/16/28 (a)	5,343	5,349
Waterbridge Midstream Operating LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 05/07/29 (a) (b)	175	174
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 05/07/29 (a)	2,522	2,512
2024 1st Lien Term Loan B, 9.31%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	3,557	3,534
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 05/12/32 (a)	2,833	2,829
		32,654
Consumer Staples 3.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/19/25 (a)	1,938	1,935
Aspire Bakeries Holdings LLC
Term Loan, 8.58%, (1 Month Term SOFR + 4.25%), 12/16/30 (a)	392	393
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 03/17/28 (a)	490	487
Cardenas Markets, Inc.
2022 Term Loan, 11.15%, (3 Month Term SOFR + 6.75%), 07/20/29 (a)	783	718
Celsius Holdings, Inc
Term Loan, 7.55%, (3 Month Term SOFR + 3.25%), 03/21/32 (a)	390	392
Chobani, LLC
2025 Repriced Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 10/25/27 (a)	1,177	1,179
Del Monte Foods, Inc.
2024 First Out Term Loan, 15.47%, (PIK + 3.00%), 08/31/28 (a)	609	547
2025 PIK Term Loan, 12.41%, (SOFR + 8.00%), 11/02/28 (a)	565	507
2024 Second Out Term Loan, 8.71%, (3 Month Term SOFR + 4.25%), 02/15/29 (a)	156	86
2024 Second Out Term Loan, 8.72%, (3 Month Term SOFR + 4.25%), 02/15/29 (a)	962	529
Eagle Parent Corp.
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	694	686
2025 Incremental Term Loan, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a) (c)	788	782
Fiesta Purchaser, Inc.
2024 1st Lien Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 02/12/31 (a)	599	600
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (a)	1,911	1,918
Naked Juice LLC
2025 FLSO Term Loan, 7.56%, (3 Month Term SOFR + 3.25%), 01/24/29 (a)	825	654
2025 FLFO Term Loan, 9.71%, (3 Month Term SOFR + 5.50%), 01/24/29 (a)	988	978
2025 FLTO Term Loan, 10.31%, (3 Month Term SOFR + 6.00%), 01/24/30 (a)	844	389
Newly Weds Foods Inc
Term Loan B, 6.56%, (1 Month Term SOFR + 2.25%), 03/05/32 (a)	905	903
Olaplex, Inc
2022 Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 02/17/29 (a)	1,649	1,586
Pegasus BidCo BV
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 07/12/29 (a)	3,023	3,038
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.53%, (3 Month Term SOFR + 3.25%), 04/01/29 (a)	3,033	3,015
Primo Brands Corporation
2025 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 03/31/28 (a)	6,498	6,518
Upfield B.V.
2025 USD Term Loan B12, 8.07%, (3 Month Term SOFR + 3.75%), 01/03/28 (a)	3,579	3,579
WOOF Holdings, Inc
1st Lien Term Loan, 8.34%, (3 Month Term SOFR + 3.75%), 12/16/27 (a)	972	632
		32,051
Utilities 1.9%
Alpha Generation LLC
Term Loan B, 0.00%, (SOFR + 2.75%), 09/19/31 (a) (b)	300	299
BIP PipeCo Holdings LLC
Term Loan B, 6.53%, (3 Month Term SOFR + 2.25%), 12/05/30 (a)	1,029	1,026
Calpine Corporation
2024 Term Loan B5, 6.08%, (1 Month Term SOFR + 1.75%), 12/02/27 (a)	2,000	1,999
Cogentrix Finance Holdco I LLC
Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 02/13/32 (a)	359	360
Goodnight Water Solutions, LLC
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 4.50%), 05/22/29 (a)	1,766	1,766
Hamilton Projects Acquiror, LLC
Term Loan, 0.00%, (SOFR + 2.50%), 05/30/31 (a) (b)	210	211
Invenergy
Term Loan, 0.00%, (SOFR + 3.50%), 05/06/32 (a) (b)	470	474
Lightning Power LLC
Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	3,668	3,672
New Fortress Energy Inc
2025 Incremental Term Loan B, 9.81%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	2,220	1,194
Talen Energy Supply, LLC
2023 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 05/27/30 (a)	1,628	1,630
2024-1 Incremental Term Loan, 6.81%, (3 Month Term SOFR + 2.50%), 12/10/31 (a)	2,038	2,041
Vistra Zero Operating Company, LLC
Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 03/20/31 (a)	4,888	4,815
		19,487
Real Estate 0.5%
Brand Industrial Services Inc
2024 Term Loan B, 8.78%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,745	1,453
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan B1, 7.08%, (1 Month Term SOFR + 2.75%), 01/31/30 (a)	152	153
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 08/21/30 (a)	2,245	2,248
Iron Mountain Incorporated
2023 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	985	983
		4,837
Total Senior Floating Rate Instruments (cost $909,108)		886,640
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 5.5%
Financials 1.1%
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (e)	1,431	1,460
Ally Financial Inc.
4.70%, (100, 05/15/26) (f)	1,250	1,205
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (e)	1,213	1,251
OneMain Finance Corporation
4.00%, 09/15/30	980	904
7.13%, 11/15/31	2,000	2,080
PennyMac Financial Services, Inc.
6.88%, 05/15/32 (e)	1,146	1,173
Rocket Companies, Inc.
6.13%, 08/01/30 (e)	975	994
6.38%, 08/01/33 (e)	975	998
VistaJet Group Holding SA
9.50%, 06/01/28 (e)	1,000	1,027
		11,092
Energy 1.1%
Citgo Petroleum Corporation
8.38%, 01/15/29 (e)	1,750	1,821
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (e)	1,885	1,861
NFE Fing LLC
12.00%, 11/15/29 (e)	296	133
NGL Energy Operating LLC
8.38%, 02/15/32 (e)	3,000	3,003
Plains All American Pipeline, L.P.
8.70%(3 Month Term SOFR + 4.37%), (a) (f)	565	566
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (e) (f)	1,570	1,530
9.50%, 02/01/29 (e)	1,750	1,907
		10,821
Consumer Discretionary 1.0%
Carnival Corporation
4.00%, 08/01/28 (e)	2,342	2,292
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (d) (e)	2,752	2,823
Macy's Retail Holdings, LLC
6.13%, 03/15/32 (e)	2,000	1,910
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	1,350	1,068
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	15	15
PM General Purchaser LLC
9.50%, 10/01/28 (e)	644	449
Rivian Holdings LLC
10.00%, 01/15/31 (g)	595	584
Sabre GLBL Inc.
11.13%, 07/15/30 (e)	896	938
		10,079
Communication Services 0.5%
CCO Holdings, LLC
5.38%, 06/01/29 (e)	1,408	1,403
CMG Media Corporation
8.88%, 06/18/29 (e)	1,132	1,077
Dotdash Meredith, Inc.
7.63%, 06/15/32 (e)	120	117
EchoStar Corporation
10.75%, 11/30/29	603	620
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	1,500	1,530
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	500	336
Level 3 Financing, Inc.
4.50%, 04/01/30 (e)	210	190
Liberty Media Corporation
8.25%, 02/01/30	1,500	171
		5,444
Industrials 0.5%
Cimpress NV
7.38%, 09/15/32 (e)	790	754
Icahn Enterprises L.P.
4.38%, 02/01/29	390	328
9.00%, 06/15/30	325	303
JH North America Holdings Inc.
5.88%, 01/31/31 (e)	118	119
6.13%, 07/31/32 (e)	172	175
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	1,000	1,049
TransDigm Inc.
6.00%, 01/15/33 (e)	1,121	1,127
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	621	617
4.63%, 04/15/29 (e)	856	831
		5,303
Materials 0.4%
Avient Corporation
6.25%, 11/01/31 (e)	513	517
Cerdia Finanz GmbH
9.38%, 10/03/31 (e)	1,445	1,499
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	707	707
8.63%, 06/01/31 (e)	1,250	1,297
		4,020
Information Technology 0.3%
Central Parent Inc.
8.00%, 06/15/29 (e)	4,000	3,311
X.Ai Corp.
12.50%, 06/30/30 (g)	120	121
		3,432
Consumer Staples 0.2%
Marb Bondco PLC
3.95%, 01/29/31 (e)	846	750
OT MidCo Inc.
10.00%, 02/15/30 (e)	125	97
Raven Acquisition Holding LLC
6.88%, 11/15/31 (e)	1,156	1,155
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	269	269
		2,271
Health Care 0.2%
1261229 B.C. Ltd.
10.00%, 04/15/32 (e)	1,883	1,900
Real Estate 0.1%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	615	568
Utilities 0.1%
PG&E Corporation
7.38%, 03/15/55	510	484
Total Corporate Bonds And Notes (cost $55,901)		55,414
COMMON STOCKS 0.1%
Industrials 0.1%
Fusion Parent, LLC (c) (h)	8	411
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	112	132
iHeartMedia, Inc. - Class A (h)	48	84
		216
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (h)	21	1
Elevate Textiles Inc (h)	62	182
		183
Energy 0.0%
New Fortress Energy Inc. (h) (i)	9	29
Vantage Drilling International (c) (h)	—	6
		35
Health Care 0.0%
Inotiv, Inc. (h)	3	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Financials 0.0%
AFGlobal Corporation (c) (g)	39	—
Total Common Stocks (cost $5,409)		851
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
AMMC CLO 24 Ltd
Series 2021-ER-24A, 10.79%, (3 Month Term SOFR + 6.50%), 01/20/35 (a)	150	148
BBAM US CLO I Ltd
Series 2022-D1R-1A, REMIC, 7.26%, (3 Month Term SOFR + 3.00%), 03/30/38 (a)	125	123
Birch Grove CLO 12 Ltd
Series 2025-D1-12A, 5.43%, (3 Month Term SOFR + 2.75%), 04/22/38 (a)	150	150
CIFC Funding 2018-IV Ltd
Series 2018-D2R-4A, 8.02%, (3 Month Term SOFR + 3.75%), 01/17/38 (a)	100	100
Flatiron RR CLO 30 Ltd
Series 2025-E-30A, REMIC, 9.51%, (3 Month Term SOFR + 5.25%), 04/15/38 (a)	200	202
Palmer Square CLO 2021-2 Ltd
Series 2021-DR2-2A, 8.40%, (3 Month Term SOFR + 4.14%), 04/15/38 (a)	100	100
Total Non-U.S. Government Agency Asset-Backed Securities (cost $825)		823
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (h) (j)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund - Class I, 4.20% (k) (l)	33,314	33,314
Total Short Term Investments (cost $33,314)		33,314
Total Investments 97.0% (cost $1,004,557)		977,042
Other Assets and Liabilities, Net 3.0%		29,845
Total Net Assets 100.0%		1,006,887

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $47,480 and 4.7% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Multi-Manager Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	18,702	198,253	183,641	503	—	—	33,314	3.3

JNL Multi-Manager Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—
Rivian Holdings LLC, 10.00%, 01/15/31	06/04/25	595	584	0.1
X.Ai Corp., 12.50%, 06/30/30	06/20/25	120	121	—
		3,622	705	0.1

JNL Multi-Manager Floating Rate Income Fund — Unfunded Commitments (continued)
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Clydesdale Acquisition Holdings Inc, 2025 Delayed Draw Term Loan	60	—
Clydesdale Acquisition Holdings Inc, 2025 Delayed Draw Term Loan	7	—
Employbridge Holding Company, 2025 First Out Delayed Draw Term Loan	557	(129)
Raven Acquisition Holdings LLC, Delayed Draw Term Loan	280	1
Student Transportation of America Inc, Term Loan	196	—
	1,100	(128)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	884,019	2,622	886,641
Corporate Bonds And Notes	—	55,414	—	55,414
Common Stocks	223	211	417	851
Non-U.S. Government Agency Asset-Backed Securities	—	823	—	823
Other Equity Interests	—	—	—	—
Short Term Investments	33,314	—	—	33,314
	33,537	940,467	3,039	977,043
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(129)	—	(129)
	—	(129)	—	(129)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 96.2%
Japan 17.7%
Adastria Co., Ltd.	46	949
Alfresa Holdings Corporation	167	2,280
Alps Alpine Co., Ltd.	188	2,017
Asahi Intecc Co., Ltd.	78	1,238
Biprogy Inc.	32	1,328
Brother Industries, Ltd.	114	1,965
COMSYS Holdings Corporation	49	1,132
Credit Saison Co., Ltd.	232	6,265
Electric Power Development Co., Ltd. - Class D	75	1,274
Fujikura Ltd.	110	5,780
GLP J-REIT	2	1,605
HANWA Co., Ltd.	48	1,807
IHI Corporation	49	5,311
Integral Corporation (a)	198	4,380
Kobe Steel, Ltd. (a)	276	3,018
Konica Minolta, Inc.	366	1,186
Kyushu Electric Power Co., Inc.	222	1,985
Lifedrink Company, Inc.	195	2,865
Macnica Holdings, Inc.	131	1,754
MARUWA Co., Ltd.	15	4,165
Mebuki Financial Group Inc.	381	1,993
Medipal Holdings Corporation	110	1,788
Mitsui Mining & Smelting Co., Ltd.	40	1,384
mixi, Inc.	101	2,440
Money Forward, Inc. (b)	117	3,953
NGK Insulators, Ltd.	100	1,258
Nippon Electric Glass Co., Ltd. (a)	43	1,028
Nippon Express Co., Ltd. (a)	122	2,449
Nippon Shinyaku Co., Ltd.	49	1,062
Nomura Real Estate Holdings, Inc.	180	1,046
NS United Kaiun Kaisha, Ltd. (a)	57	1,552
Persol Holdings Co., Ltd.	987	1,925
Rakus Co., Ltd.	246	3,955
Rakuten Bank, Ltd. (b)	50	2,273
Sankyo Co., Ltd.	344	6,365
Santen Pharmaceutical Co., Ltd.	160	1,834
Sawai Group Holdings Co., Ltd.	87	1,108
SHIFT, Inc. (b)	306	3,710
Sugi Holdings Co., Ltd.	58	1,332
Suzuken Co., Ltd.	74	2,682
Taiheiyo Cement Corporation	56	1,392
The Chugoku Electric Power Co., Inc. (a)	297	1,468
Timee, Inc. (b)	546	7,804
Tohoku-Electric Power Co., Inc.	261	1,901
Tokyo Steel Manufacturing Co., Ltd.	214	2,250
Tokyo Tatemono Co., Ltd. (a)	122	2,175
Tokyu Fudosan Holdings Corporation	331	2,362
transcosmos inc.	54	1,311
Valor Holdings Co., Ltd.	105	1,839
Yamada Holdings Co., Ltd.	539	1,696
Zeon Corporation	111	1,132
		122,771
United Kingdom 11.1%
Ashtead Technology Holdings PLC	499	3,035
Babcock International Group PLC	499	7,873
Balfour Beatty PLC	238	1,702
Centrica PLC	1,409	3,127
Computacenter PLC	33	1,102
Cranswick PLC	72	5,251
Currys PLC (b)	1,359	2,271
Diploma PLC	51	3,415
Drax Group PLC	480	4,562
easyJet PLC	1,021	7,456
FirstGroup PLC	298	942
Games Workshop Group PLC	10	2,204
Genus PLC	77	2,153
Inchcape PLC	149	1,489
Jet2 PLC	274	6,951
Keller Group PLC	130	2,613
Marex Group PLC	87	3,440
Melrose Industries PLC	759	5,530
St. James's Place PLC	327	5,323
Trustpilot Group PLC (b)	1,393	4,633
Zigup PLC	470	2,291
		77,363
Canada 7.0%
AGF Management Limited - Class B (a)	617	5,992
ATCO Ltd. - Class I	28	1,054
Bird Construction Inc. (a)	55	1,167
Canadian Apartment Properties Real Estate Investment Trust	28	920
Celestica Inc. (b)	53	8,237
Centerra Gold Inc.	269	1,941
Definity Financial Corporation	98	5,725
Dundee Precious Metals Inc.	85	1,358
Finning International Inc.	137	5,839
Groupe Atkinsrealis Inc.	52	3,679
OceanaGold Corporation	59	832
Prairiesky Royalty Ltd. (a)	222	3,843
RioCan Real Estate Investment Trust	86	1,114
Russel Metals Inc.	122	3,928
Superior Plus Corp. (a)	275	1,614
Tamarack Valley Energy Ltd. (a)	404	1,431
		48,674
South Korea 6.0%
APR Co., Ltd. (b)	23	2,669
Binggrae Co., Ltd.	15	952
GS Holdings Corp.	52	1,781
Hanwha Corporation	100	7,018
HD Hyundai Marine Solution Co., Ltd.	19	2,823
Hyundai Department Store Co., Ltd.	21	1,200
Hyundai Engineering & Construction Co., Ltd.	62	3,638
Hyundai Rotem Company	28	4,089
Korean Reinsurance Company	59	450
LS Corp.	11	1,649
LX International Corp.	127	2,941
Samsung Engineering Co., Ltd.	309	5,050
Samsung Securities Co., Ltd.	29	1,593
Samyang Holdings Corporation	2	2,498
SM Entertainment Co., Ltd.	15	1,586
Youngone Corporation	40	1,845
		41,782
China 5.6%
3SBio Inc. (c)	631	1,906
FinVolution Group - Class A - ADR	668	6,332
Fufeng Group Limited	988	869
Hello Group Inc. - ADR	346	2,920
Joyy Inc. - Class A - ADR	142	7,229
NetEase Cloud Music Inc. (b)	98	3,017
TCL Electronics Holdings Limited	3,981	4,858
Weibo Corporation - Class A - ADR (a)	314	2,993
Xiamen Meitu Technology Co., Ltd. (a)	3,921	4,548
Xtep International Holdings Limited	51	37
Yangzijiang Shipbuilding (Holdings) Ltd.	2,194	3,851
		38,560
India 4.9%
Cartrade Tech Limited (b)	99	1,965
Indian Energy Exchange Limited	1,157	2,613
KPIT Technologies Ltd	324	4,765
Lic Housing Finance Limited	257	1,858
Muthoot Microfin Limited (b)	84	142
National Aluminium Co Ltd	1,648	3,721
Poly Medicure Limited	89	2,318
Power Finance Corporation Limited	1,114	5,565
Redington Limited	1,586	6,029
The Federal Bank Ltd	907	2,260
Triveni Turbine Limited	340	2,438
		33,674
Taiwan 4.8%
Advancetek Enterprise Co., Ltd.	142	349
Arcadyan Technology Corporation	308	2,118
Chicony Electronics Co., Ltd	268	1,197
E Ink Holdings Inc.	432	3,266

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
International Games System Co., Ltd.	147	4,327
Jentech Precision Industrial Co., Ltd.	66	3,430
Primax Electronics Ltd	407	1,016
SerComm Corporation (d)	314	1,025
Simplo Technology Co., Ltd.	510	6,739
T3EX Global Holdings Corp.	469	1,159
Tripod Technology Corporation	410	3,482
United Integrated Services Co., Ltd.	125	2,674
WNC Corporation	336	1,401
WT Microelectronics Co., Ltd.	329	1,452
		33,635
Germany 4.3%
AUTO1 Group SE (b)	148	4,791
CTS Eventim AG & Co. KGaA	36	4,462
HOCHTIEF Aktiengesellschaft	10	1,994
RENK Group AG	50	3,992
Scout24 SE (c)	76	10,457
TUI AG (b) (c)	452	3,950
		29,646
Italy 4.0%
Banca Monte dei Paschi di Siena S.p.A. (a)	638	5,423
Buzzi S.p.A.	86	4,795
Hera S.p.A.	311	1,502
Iveco Group N.V.	108	2,136
Lottomatica Group S.P.A.	263	7,324
Unipol Assicurazioni S.P.A.	340	6,748
		27,928
Sweden 3.5%
Apotea AB (publ) (b)	418	3,894
Bonesupport Holding AB (b)	101	2,995
Hemnet AB	114	3,325
MIPS AB	63	2,979
RaySearch Laboratories AB (publ) - Class B	150	5,301
SSAB AB - Class B (a)	332	1,963
Truecaller AB - Class B	533	3,790
		24,247
Australia 3.4%
AGL Energy Limited	335	2,151
GrainCorp Limited - Class A	382	1,960
Helia Group Limited	614	2,276
HUB24 Limited	75	4,381
JB Hi-Fi Limited	106	7,726
Metcash Limited	425	1,095
Perenti Limited	1,513	1,614
Perseus Mining Limited	484	1,100
Yancoal Australia Ltd (a)	293	1,114
		23,417
France 2.1%
EXOSENS	91	4,332
Groupe Gorge (b)	50	5,803
Planisware	106	2,956
SCOR SE	52	1,712
		14,803
Brazil 2.1%
CI&T Inc - Class A (b)	263	1,571
Companhia de Saneamento de Minas Gerais - Copasa MG	449	2,316
Embraer S.A.	348	4,946
Inter & Co, Inc. - Class A	465	3,453
IRB Brasil Resseguros S/A (b)	131	1,088
OdontoPrev S.A. (b)	609	1,318
		14,692
Norway 1.4%
Aker Solutions ASA (c)	383	1,323
MPC Container Ships ASA	1,096	1,739
Protector Forsikring ASA	72	3,066
Vend Marketplaces ASA - Class A	110	3,856
		9,984
Israel 1.4%
Bezeq Israel Communications Company Ltd	600	1,025
Wix.Com Ltd. (b)	24	3,725
ZIM Integrated Shipping Services Ltd	296	4,759
		9,509
Netherlands 1.4%
BE Semiconductor Industries N.V.	33	4,956
Redcare Pharmacy N.V. (b)	28	3,086
Signify N.V. (c)	52	1,415
		9,457
Austria 1.3%
BAWAG Group AG (c)	35	4,469
Raiffeisen Bank International AG	149	4,544
		9,013
Lithuania 1.2%
Baltic Classifieds Group PLC	1,658	8,475
Spain 1.2%
Indra Sistemas SA (a)	65	2,841
Puig Brands S.A. - Class B (a)	196	3,880
Unicaja Banco SA (c)	682	1,615
		8,336
Hong Kong 1.2%
Kerry Properties Limited	982	2,534
VSTECS Holdings Limited	5,594	5,558
		8,092
United States of America 1.0%
Freshworks, Inc. - Class A (b)	176	2,622
Life360, Inc. - CHESS (b)	213	4,520
		7,142
Denmark 1.0%
ALK-Abello A/S - Class B (b)	120	3,546
Dampskibsselskabet NORDEN A/S	35	1,127
ISS A/S	72	1,998
		6,671
Mexico 0.9%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	225	2,955
Vista Energy, S.A.B. De C.V. - Series A - ADR (b)	70	3,336
		6,291
Greece 0.9%
Piraeus Financial Holdings S.A. - Class R	890	6,185
Indonesia 0.9%
Aneka Tambang (Persero), PT TBK	6,839	1,286
PT. Bank Syariah Indonesia TBK	19,926	3,173
PT. Indo Tambangraya Megah Tbk	1,261	1,709
		6,168
South Africa 0.9%
Growthpoint Properties Limited	2,256	1,715
Investec PLC	143	1,075
Rand Merchant Investment Holdings Limited	713	3,157
		5,947
Ireland 0.8%
Icon Public Limited Company (b)	37	5,370
Uniphar Cork PLC	72	317
		5,687
Russian Federation 0.7%
Nebius Group N.V. - Class A (b) (c)	91	5,008
Poland 0.7%
InPost S.A. (b)	277	4,617
Switzerland 0.7%
Galenica AG (c)	12	1,338
Kuros Biosciences AG (b)	95	3,278
		4,616
Thailand 0.6%
Regional Container Lines Public Co Ltd	3,573	2,833
Sansiri Public Company Limited	36,867	1,452
		4,285
Vietnam 0.4%
FPT Corporation	612	2,770
Belgium 0.3%
Proximus	238	2,311

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Turkey 0.3%
Dogus Otomotiv Servis ve Ticaret Anonim Sirketi	270	1,184
Torunlar Gayrimenkul Yatirim Ortakligi Anonim Sirketi	634	1,066
		2,250
Singapore 0.3%
Mapletree Commercial Trust Treasury Company Pte. Ltd. (a) (c)	1,820	1,807
Portugal 0.2%
NOS, SGPS, SA.	329	1,499
Total Common Stocks (cost $542,808)		667,312
INVESTMENT COMPANIES 0.6%
United States of America 0.6%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	33	4,372
Total Investment Companies (cost $4,276)		4,372
PREFERRED STOCKS 0.3%
Brazil 0.3%
Metalurgica Gerdau S.A.	1,064	1,747
Total Preferred Stocks (cost $2,499)		1,747
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	10,409	10,409
Total Short Term Investments (cost $10,409)		10,409
Total Investments 98.6% (cost $559,992)		683,840
Other Assets and Liabilities, Net 1.4%		9,840
Total Net Assets 100.0%		693,680

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,668	262,463	260,722	220	—	—	10,409	1.5
JNL Government Money Market Fund, 4.30% - Class SL	211	6,673	6,884	23	—	—	—	—
	8,879	269,136	267,606	243	—	—	10,409	1.5

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	03/24/25	963	1,906	0.3
Aker Solutions ASA	04/23/25	1,171	1,323	0.2
BAWAG Group AG	04/14/25	3,693	4,469	0.6
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/20/24	1,661	1,807	0.3
Nebius Group N.V. - Class A	02/07/25	3,574	5,008	0.7
Scout24 SE	03/15/22	6,531	10,457	1.5
Signify N.V.	05/30/24	1,420	1,415	0.2
TUI AG	12/22/23	3,379	3,950	0.6
Unicaja Banco SA	01/24/25	1,035	1,615	0.2
Vifor Pharma AG	03/01/24	1,076	1,338	0.2
		24,503	33,288	4.8

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	07/02/25	HKD	813	104	—
ZAR/USD	BBH	07/02/25	ZAR	787	44	—
					148	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	114,055	553,257	—	667,312
Investment Companies	4,372	—	—	4,372
Preferred Stocks	1,747	—	—	1,747
Short Term Investments	10,409	—	—	10,409
	130,583	553,257	—	683,840

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.2%
Industrials 19.7%
AAON, Inc.	24	1,770
AerCap Holdings N.V.	17	1,943
AGCO Corporation	39	4,052
Alamo Group Inc.	12	2,632
AMETEK, Inc.	42	7,600
API Group Corporation (a)	48	2,474
Axon Enterprise, Inc. (a)	5	4,140
Caci International Inc. - Class A (a)	9	4,213
Carlisle Companies Incorporated	12	4,448
Carrier Global Corporation	44	3,244
CNH Industrial N.V.	273	3,539
Copart, Inc. (a)	152	7,461
Daikin Industries, Ltd. - ADR	67	781
Delta Air Lines, Inc.	56	2,739
Equifax Inc.	35	9,170
ESAB Corporation	42	5,063
Expeditors International of Washington, Inc. - Class A	31	3,580
Fastenal Company	120	5,040
Ferguson Enterprises Inc.	15	3,207
Fortive Corporation	62	3,232
FTI Consulting, Inc. (a)	20	3,234
Genpact Limited	133	5,836
Graco Inc.	47	4,080
Hubbell Incorporated	10	3,992
Huntington Ingalls Industries, Inc.	6	1,423
IDEX Corporation	46	8,027
J.B. Hunt Transport Services, Inc.	24	3,393
Knight-Swift Transportation Holdings Inc. - Class A	132	5,821
Landstar System, Inc.	22	3,051
Legrand - ADR (b)	14	385
Lincoln Electric Holdings, Inc.	45	9,247
Lindsay Corporation	5	793
Marten Transport, Ltd.	497	6,458
McGrath RentCorp	25	2,950
Middleby Corporation, The (a)	24	3,521
Mine Safety Appliances Company, LLC	33	5,528
Nordson Corporation	35	7,507
Northrop Grumman Corporation	5	2,330
Nvent Electric Public Limited Company	82	6,043
Oshkosh Corporation	20	2,280
Paycom Software, Inc.	28	6,545
Ralliant Corporation (a)	16	760
Regal Rexnord Corporation	22	3,207
Rentokil Initial PLC - ADR	47	1,125
Republic Services, Inc.	11	2,670
Robert Half Inc.	24	1,000
Rockwell Automation, Inc.	19	6,145
Rollins, Inc.	109	6,140
Spirax Group PLC - ADR (b)	63	2,643
SS&C Technologies Holdings, Inc.	49	4,033
Textron Inc.	55	4,384
Toro Company, The	17	1,168
TransUnion	41	3,641
UFP Industries, Inc.	18	1,809
Valmont Industries, Inc.	9	3,061
Veralto Corporation	58	5,855
W.W. Grainger, Inc.	5	4,681
Werner Enterprises, Inc.	225	6,148
Xylem Inc.	97	12,577
		243,819
Information Technology 18.1%
Akamai Technologies, Inc. (a)	74	5,906
Amphenol Corporation - Class A	195	19,223
Applied Materials, Inc.	2	412
Autodesk, Inc. (a)	12	3,560
Check Point Software Technologies Ltd (a)	21	4,685
Cloudflare, Inc. - Class A (a)	105	20,545
Confluent, Inc. - Class A (a)	283	7,068
Datadog, Inc. - Class A (a)	95	12,820
Fair Isaac Corporation (a)	9	15,660
Gartner, Inc. (a)	31	12,530
GitLab Inc. - Class A (a)	103	4,646
Globant S.A. (a)	20	1,858
Informatica Inc. - Class A (a)	157	3,820
Keysight Technologies, Inc. (a)	27	4,383
Microchip Technology Incorporated	53	3,730
MKS Inc.	48	4,792
MongoDB, Inc. - Class A (a)	25	5,355
Monolithic Power Systems, Inc.	9	6,770
Nutanix, Inc. - Class A (a)	84	6,459
Okta, Inc. - Class A (a)	59	5,898
Palo Alto Networks, Inc. (a)	23	4,809
Procore Technologies, Inc. (a)	82	5,610
PTC Inc. (a)	38	6,503
Pure Storage, Inc. - Class A (a)	122	7,025
Rogers Corporation (a)	40	2,715
Roper Technologies, Inc.	7	4,103
Synopsys, Inc. (a)	12	6,152
Trimble Inc. (a)	167	12,690
Vertex, Inc. - Class A (a)	273	9,632
Workday, Inc. - Class A (a)	27	6,600
Zebra Technologies Corporation - Class A (a)	12	3,562
Zscaler, Inc. (a)	17	5,337
		224,858
Health Care 13.6%
Agilent Technologies, Inc.	34	3,958
Becton, Dickinson and Company	22	3,789
Bio-Techne Corporation	97	5,016
Cooper Companies, Inc., The (a)	156	11,060
DexCom, Inc. (a)	66	5,761
Edwards Lifesciences Corporation (a)	82	6,413
Exact Sciences Corporation (a)	92	4,915
GE HealthCare Technologies Inc.	61	4,523
HealthEquity, Inc. (a)	79	8,237
Henry Schein, Inc. (a)	70	5,139
Hologic, Inc. (a)	190	12,395
IDEXX Laboratories, Inc. (a)	21	11,401
Insulet Corporation (a)	32	10,071
Labcorp Holdings Inc.	27	7,236
Mettler-Toledo International Inc. (a)	10	11,462
Penumbra, Inc. (a)	19	4,748
Qiagen N.V.	120	5,748
Quest Diagnostics Incorporated	35	6,287
Repligen Corporation (a)	27	3,358
Smith & Nephew PLC - ADR	50	1,518
Solventum Corporation (a)	78	5,952
Steris Public Limited Company	16	3,723
Thermo Fisher Scientific Inc.	8	3,113
Veeva Systems Inc. - Class A (a)	19	5,328
Waters Corporation (a)	19	6,697
West Pharmaceutical Services, Inc.	51	11,124
		168,972
Financials 12.9%
American Financial Group, Inc.	33	4,111
Arch Capital Group Ltd.	40	3,642
Baldwin Insurance Group, Inc., The - Class A (a)	29	1,237
Corpay Inc (a)	7	2,460
Cullen/Frost Bankers, Inc.	40	5,142
Everest Group, Ltd.	16	5,335
FactSet Research Systems Inc.	11	4,920
Fairfax Financial Holdings Limited	2	2,903
Fidelity National Financial, Inc. - Class A	109	6,085
First Citizens BancShares, Inc. - Class A	1	2,072
Globe Life Inc.	50	6,244
Goosehead Insurance, Inc. - Class A	107	11,240
Hamilton Lane Incorporated - Class A	25	3,624
Hartford Insurance Group, Inc., The	44	5,639
Houlihan Lokey, Inc. - Class A	69	12,345
Huntington Bancshares Incorporated	306	5,134
Independent Bank Corp.	6	376
Kinsale Capital Group, Inc.	12	5,565
M&T Bank Corporation	2	402
MSCI Inc. - Class A	11	6,056

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Northern Trust Corporation	34	4,320
Old Republic International Corporation	128	4,923
Principal Financial Group, Inc.	56	4,412
Prosperity Bancshares, Inc.	23	1,601
Raymond James Financial, Inc.	34	5,180
Reinsurance Group of America, Incorporated	4	738
Ryan Specialty Group Holdings, Inc. - Class A	63	4,317
ServisFirst Bancshares, Inc.	45	3,488
Toast, Inc. - Class A (a)	281	12,447
TPG Inc. - Class A	47	2,462
Tradeweb Markets Inc. - Class A	29	4,246
Truist Financial Corporation	115	4,926
Voya Financial, Inc.	34	2,396
Willis Towers Watson Public Limited Company	35	10,682
		160,670
Consumer Discretionary 9.7%
Aptiv PLC (a)	31	2,117
Bath & Body Works, Inc.	161	4,817
BorgWarner Inc.	105	3,531
Carnival Corporation (a)	69	1,935
CAVA Group, Inc. (a)	49	4,169
Domino's Pizza, Inc.	19	8,548
Expedia Group, Inc.	48	8,140
Gentherm Incorporated (a)	20	553
Global-E Online Ltd. (a)	211	7,083
Hilton Worldwide Holdings Inc.	10	2,637
Lennar Corporation - Class A	21	2,372
Lithia Motors, Inc. - Class A	14	4,614
LKQ Corporation	54	1,992
Lululemon Athletica Inc. (a)	9	2,227
MercadoLibre, Inc. (a)	6	15,478
Murphy USA Inc.	8	3,268
NIKE, Inc. - Class B	16	1,147
On Holding AG - Class A (a)	194	10,119
Penske Automotive Group, Inc.	12	2,118
Planet Fitness, Inc. - Class A (a)	25	2,781
Pool Corporation	20	5,817
Ralph Lauren Corporation - Class A	9	2,331
Restaurant Brands International Limited Partnership	44	2,894
Ross Stores, Inc.	15	1,939
SharkNinja, Inc. (a)	20	2,018
TopBuild Corp. (a)	11	3,601
Ulta Beauty, Inc. (a)	13	5,848
Wingstop Inc.	18	6,061
		120,155
Consumer Staples 9.1%
Beiersdorf Aktiengesellschaft - ADR	62	1,551
BJ's Wholesale Club Holdings, Inc. (a)	24	2,570
Calavo Growers, Inc.	58	1,535
Casey's General Stores, Inc.	9	4,533
Celsius Holdings, Inc. (a)	289	13,389
Clorox Company, The	99	11,988
Constellation Brands, Inc. - Class A	6	1,046
e.l.f. Beauty, Inc. (a)	53	6,658
Estee Lauder Companies Inc., The - Class A	113	9,204
Freshpet, Inc. (a)	115	7,796
Henkel AG & Co. KGaA - ADR	518	9,408
Hormel Foods Corporation	116	3,509
Kimberly-Clark Corporation	12	1,557
Kroger Co., The	27	1,921
Maplebear Inc. (a)	197	8,926
McCormick & Company, Incorporated	70	5,345
Mission Produce, Inc. (a)	91	1,061
Monster Beverage 1990 Corporation (a)	55	3,445
Performance Food Group Company (a)	69	6,005
Primo Brands Corporation - Class A	117	3,463
Target Corporation	6	551
US Foods Holding Corp. (a)	103	7,899
		113,360
Materials 3.9%
Amrize AG (a)	37	1,823
AptarGroup, Inc.	37	5,860
Avery Dennison Corporation	16	2,886
Axalta Coating Systems Ltd. (a)	135	4,020
CF Industries Holdings, Inc.	51	4,731
Crown Holdings, Inc.	61	6,305
Franco-Nevada Corporation	25	4,147
Graphic Packaging Holding Company	149	3,139
Packaging Corporation of America	17	3,284
RPM International Inc.	36	3,984
Steel Dynamics, Inc.	26	3,274
Warrior Met Coal, Inc.	28	1,276
Westlake Corporation	50	3,766
		48,495
Utilities 3.3%
Alliant Energy Corporation	128	7,754
American Water Works Company, Inc.	54	7,559
Avista Corporation	20	765
California Water Service Group	152	6,924
CMS Energy Corporation	46	3,192
H2O America	85	4,419
IDACORP, Inc.	3	380
Pennon Group PLC - ADR (b)	262	3,602
Portland General Electric Company	13	535
Severn Trent PLC - ADR	10	398
Talen Energy Corporation (a)	9	2,570
United Utilities Group PLC - ADR	97	3,043
		41,141
Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	5	391
Camden Property Trust	48	5,437
CoStar Group, Inc. (a)	77	6,168
Equity Lifestyle Properties, Inc.	63	3,901
Healthpeak OP, LLC	22	386
Lamar Advertising Company - Class A	43	5,279
Mid-America Apartment Communities, Inc.	20	2,933
NNN REIT, Inc.	125	5,393
SBA Communications Corporation - Class A	22	5,073
St. Joe Company, The	36	1,712
		36,673
Energy 1.5%
Baker Hughes Company - Class A	115	4,396
Chord Energy Corporation	39	3,731
Coterra Energy Inc.	196	4,979
Devon Energy Corporation	95	3,007
Tidewater Inc. (a)	20	902
Valaris Limited (a)	26	1,094
		18,109
Communication Services 1.4%
Atlanta Braves Holdings, Inc. - Series C (a)	42	1,966
Trade Desk, Inc., The - Class A (a)	185	13,330
Warner Music Group Corp. - Class A	80	2,167
		17,463
Total Common Stocks (cost $1,074,127)		1,193,715
PREFERRED STOCKS 0.4%
Financials 0.4%
Charles Schwab Corporation, The, 4.45%, (25, 06/01/26) (b) (c)	53	1,012
Charles Schwab Corporation, The, 5.95%, (25, 09/01/25) (b) (c)	148	3,639
Total Preferred Stocks (cost $4,740)		4,651
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.7%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	46,240	46,240
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	3,880	3,880
Total Short Term Investments (cost $50,120)		50,120
Total Investments 100.6% (cost $1,128,987)		1,248,486
Other Assets and Liabilities, Net (0.6)%		(7,889)
Total Net Assets 100.0%		1,240,597

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Perpetual security. Next contractual call price and date are presented in

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

parentheses, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	38,159	275,266	267,185	954	—	—	46,240	3.7
JNL Government Money Market Fund, 4.30% - Class SL	645	21,781	18,546	19	—	—	3,880	0.3
	38,804	297,047	285,731	973	—	—	50,120	4.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,193,715	—	—	1,193,715
Preferred Stocks	4,651	—	—	4,651
Short Term Investments	50,120	—	—	50,120
	1,248,486	—	—	1,248,486

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 98.0%
Information Technology 24.9%
ACI Worldwide, Inc. (a)	208	9,508
Advanced Energy Industries, Inc.	63	8,395
Alkami Technology, Inc. (a)	93	2,806
AppFolio, Inc. - Class A (a)	33	7,805
Astera Labs, Inc. (a)	22	1,999
AvePoint, Inc. - Class A (a)	117	2,248
Badger Meter, Inc.	2	541
Bentley Systems, Incorporated - Class B	333	17,984
Bill Holdings, Inc. (a)	213	9,848
Bitdeer Technologies Group - Class A (a) (b)	52	599
Box, Inc. - Class A (a)	162	5,534
Braze, Inc. - Class A (a)	24	685
Celestica Inc. (a) (b)	15	2,316
Cellebrite Di Ltd (a)	70	1,116
Check Point Software Technologies Ltd (a)	15	3,323
Ciena Corporation (a)	28	2,254
Circle Internet Group, Inc. - Class A (a) (b)	11	1,950
Clearwater Analytics Holdings, Inc. - Class A (a)	377	8,255
Coherent Corp. (a)	34	3,041
CommVault Systems, Inc. (a)	80	14,052
Confluent, Inc. - Class A (a)	199	4,955
Core Scientific, Inc. (a)	237	4,046
Credo Technology Group Holding Ltd (a)	167	15,399
CyberArk Software Ltd. (a)	47	19,287
Descartes Systems Group Inc., The (a)	185	18,763
Digital Turbine USA, Inc. (a)	1,289	7,606
D-Wave Quantum Inc. (a) (b)	20	298
Dynatrace, Inc. (a)	155	8,542
Endava PLC - Class A - ADR (a)	264	4,046
Fabrinet (a)	26	7,505
Fair Isaac Corporation (a)	8	15,196
Five9, Inc. (a)	252	6,663
Freshworks, Inc. - Class A (a)	80	1,190
GitLab Inc. - Class A (a)	363	16,375
Globant S.A. (a)	7	664
Guidewire Software, Inc. (a)	53	12,562
HubSpot, Inc. (a)	3	1,650
Indie Semiconductor, Inc. - Class A (a) (b)	5,108	18,181
InterDigital, Inc.	10	2,229
ionQ, Inc. (a) (b)	26	1,110
Itron, Inc. (a)	27	3,528
JFROG Ltd (a)	86	3,773
Klaviyo, Inc. - Series A (a)	336	11,311
Life360, Inc. (a)	32	2,094
Lumentum Holdings Inc. (a)	15	1,405
MACOM Technology Solutions Holdings, Inc. (a)	65	9,315
Mirion Technologies (US), Inc. - Class A (a)	392	8,436
Monday.Com Ltd. (a)	4	1,160
nCino OpCo, Inc. (a) (b)	836	23,377
Novanta Inc. (a)	169	21,901
Nutanix, Inc. - Class A (a)	44	3,342
NVE Corporation	9	685
OneStream, Inc. - Class A (a)	286	8,093
Onto Innovation Inc. (a)	12	1,201
OSI Systems, Inc. (a)	3	628
PAR Technology Corporation (a)	141	9,764
PDF Solutions, Inc. (a)	49	1,050
Porch Group Inc - Class A (a)	1,827	21,538
Power Integrations, Inc.	134	7,497
Procore Technologies, Inc. (a)	166	11,340
PTC Inc. (a)	10	1,706
Pure Storage, Inc. - Class A (a)	33	1,889
Q2 Holdings, Inc. (a)	49	4,588
Rambus Inc. (a)	199	12,729
Rubrik, Inc. - Class A (a)	8	760
SailPoint, Inc. (a) (b)	133	3,051
Semtech Corporation (a)	449	20,210
SentinelOne, Inc. - Class A (a)	425	7,769
ServiceTitan, Inc. - Class A (a)	202	21,593
Silicon Motion, Inc. - ADR	52	3,916
Sitime Corporation (a)	43	9,099
Sprout Social, Inc. - Class A (a)	102	2,143
SPS Commerce, Inc. (a)	58	7,836
Teledyne Technologies Incorporated (a)	32	16,519
Trimble Inc. (a)	29	2,228
Tyler Technologies, Inc. (a)	34	19,913
Varonis Systems, Inc. (a)	352	17,863
Veeco Instruments Inc. (a)	134	2,722
Weave Communications, Inc. (a)	98	816
Zeta Global Holdings Corp. - Class A (a)	53	813
		580,127
Industrials 22.6%
AAON, Inc.	347	25,565
ACV Auctions Inc. - Class A (a)	242	3,935
Advanced Drainage Systems, Inc.	88	10,142
AeroVironment, Inc. (a)	10	2,628
Ameresco, Inc. - Class A (a) (b)	173	2,634
Applied Industrial Technologies, Inc.	85	19,554
Archer Aviation Inc. - Class A (a) (b)	162	1,758
Axon Enterprise, Inc. (a)	9	7,984
Booz Allen Hamilton Holding Corporation - Class A	76	7,887
Builders FirstSource, Inc. (a)	9	1,033
BWXT Government Group, Inc.	9	1,239
Casella Waste Systems, Inc. - Class A (a)	152	17,594
CBIZ, Inc. (a)	50	3,584
CECO Environmental Corp. (a) (b)	141	3,998
Chart Industries, Inc. (a)	52	8,588
Clean Harbors, Inc. (a)	12	2,885
Comfort Systems USA, Inc.	12	6,678
Construction Partners, Inc. - Class A (a)	66	6,965
Core & Main, Inc. - Class A (a)	15	908
Crane Company	10	1,844
CSW Industrials, Inc.	6	1,777
Curtiss-Wright Corporation	7	3,198
Dycom Industries, Inc. (a)	2	410
Embraer S.A. - ADR (b)	26	1,472
Enerpac Tool Group Corp. - Class A	458	18,594
Enovix Corporation (a) (b)	88	906
Enpro Inc.	24	4,646
ESAB Corporation	7	863
ESCO Technologies Inc.	15	2,881
Everus Construction Group, Inc. (a)	53	3,365
ExlService Holdings, Inc. (a)	15	664
Exponent, Inc.	69	5,178
Federal Signal Corporation	10	1,025
Flowserve Corporation	21	1,102
FTAI Aviation Ltd.	158	17,987
Gates Industrial Corporation PLC (a)	195	4,481
HEICO Corporation - Class A	120	31,046
JBT Marel Corporation	47	5,709
Karman Holdings Inc. (a)	396	19,967
Korn Ferry	9	653
Kornit Digital Ltd. (a)	127	2,534
Kratos Defense & Security Solutions, Inc. (a)	47	2,200
Leonardo DRS, Inc.	32	1,501
Limbach Holdings, Inc. (a)	25	3,476
Loar Holdings Inc. (a)	102	8,787
Mayville Engineering Company, Inc. (a)	98	1,558
McGrath RentCorp	18	2,072
Mercury Systems, Inc. (a)	379	20,448
Montrose Environmental Group, Inc. (a)	447	9,787
MOOG Inc. - Class A	5	957
Mueller Water Products, Inc. - Class A	58	1,403
Newpark Resources, Inc. (a)	267	2,271
Nextracker LLC - Class A (a)	112	6,093
Omega Flex, Inc.	38	1,219
Parsons Corporation (a)	25	1,784
Paylocity Holding Corporation (a)	18	3,200
Planet Labs Inc. - Class A (a)	79	481
Powell Industries, Inc.	56	11,608
Primoris Services Corporation	34	2,676
RBC Bearings Incorporated (a)	25	9,426
Regal Rexnord Corporation	71	10,328
Rocket Lab Corporation (a) (b)	212	7,566
Saia, Inc. (a)	86	23,638

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
SilverSun Techologies, Inc. (a)	57	1,217
Simpson Manufacturing Co., Inc.	91	14,086
SiteOne Landscape Supply, Inc. (a)	146	17,578
Spire Global Subsidiary, Inc. - Class A (a) (b)	116	1,382
SPX Technologies, Inc. (a)	15	2,483
Sterling Infrastructure, Inc. (a)	93	21,574
Tecnoglass Inc.	41	3,171
Tetra Tech, Inc.	53	1,897
Transcat, Inc. (a)	13	1,126
TransUnion	122	10,720
UL Solutions Inc. - Class A	155	11,264
Verisk Analytics, Inc.	54	16,719
Voyager Technologies, Inc. - Class A (a)	120	4,710
VSE Corporation	40	5,298
Watts Water Technologies, Inc. - Class A	2	509
Willscot Holdings Corporation - Class A	65	1,777
WNS (Holdings) Limited (a)	177	11,187
Woodward, Inc.	5	1,115
Zurn Elkay Water Solutions Corporation	19	700
		526,853
Health Care 16.1%
Adaptive Biotechnologies Corporation (a)	127	1,476
ADMA Biologics, Inc. (a)	51	923
Alignment Healthcare, Inc. (a)	108	1,516
Alkermes Public Limited Company (a)	132	3,791
Anaptysbio, Inc. (a)	34	763
Apogee Therapeutics, Inc. (a)	76	3,294
Arcellx Inc. (a)	37	2,446
Ascendis Pharma A/S - ADR (a)	11	1,940
AtriCure, Inc. (a)	159	5,223
Axsome Therapeutics, Inc. (a)	66	6,847
Biohaven Ltd. (a)	139	1,965
BioLife Solutions, Inc. (a)	95	2,038
Bridgebio Pharma, Inc. (a)	190	8,206
Caredx, Inc. (a)	386	7,535
Certara, Inc. (a)	757	8,859
Corcept Therapeutics Incorporated (a)	9	629
Crinetics Pharmaceuticals, Inc. (a)	125	3,614
Cytokinetics, Incorporated (a)	21	688
Denali Therapeutics Inc. (a)	124	1,731
Disc Medicine, Inc. (a)	13	684
Edgewise Therapeutics, Inc. (a)	110	1,448
Establishment Labs Holdings Inc. (a) (b)	149	6,367
Exact Sciences Corporation (a)	329	17,520
Genedx Holdings Corp. - Class A (a)	5	430
Glaukos Corporation (a)	107	11,047
Globus Medical, Inc. - Class A (a)	31	1,829
Guardant Health, Inc. (a)	145	7,537
Halozyme Therapeutics, Inc. (a)	32	1,676
Harvard Bioscience, Inc. (a) (b)	434	193
HealthEquity, Inc. (a)	387	40,485
Hims & Hers Health, Inc. - Class A (a)	10	510
Hinge Health, Inc. - Class A (a)	58	3,013
IDEAYA Biosciences, Inc. (a)	131	2,756
Insmed Incorporated (a)	125	12,608
Inspire Medical Systems, Inc. (a)	94	12,110
Intellia Therapeutics, Inc. (a)	142	1,328
Irhythm Technologies, Inc. (a)	48	7,583
Janux Therapeutics, Inc. (a)	13	292
Kiniksa Pharmaceuticals International, PLC - Class A (a)	40	1,105
Krystal Biotech, Inc. (a)	21	2,972
Kymera Therapeutics, Inc. (a)	23	1,000
Lantheus Holdings, Inc. (a)	68	5,568
LeMaitre Vascular, Inc.	182	15,138
LENZ Therapeutics, Inc. (a) (b)	26	768
Masimo Corporation (a)	54	9,067
Merit Medical Systems, Inc. (a)	4	409
Merus N.V. (a)	28	1,474
MoonLake Immunotherapeutics AG - Class A (a)	9	401
Natera, Inc. (a)	35	5,989
National Research Corporation	73	1,227
Neurocrine Biosciences, Inc. (a)	19	2,357
Nuvalent, Inc. - Class A (a)	6	448
Option Care Health, Inc. (a)	84	2,721
Orthopediatrics Corp. (a)	307	6,590
Owlet, Inc. - Class A (a)	70	591
Penumbra, Inc. (a)	24	6,061
Phreesia, Inc. (a)	138	3,922
Procept Biorobotics Corporation (a)	62	3,570
Protagonist Therapeutics, Inc. (a)	39	2,131
Prothena Corporation Public Limited Company (a)	39	235
PTC Therapeutics, Inc. (a)	19	932
RadNet, Inc. (a)	201	11,481
Repligen Corporation (a)	103	12,779
Revolution Medicines, Inc. (a)	151	5,555
Rhythm Pharmaceuticals, Inc. (a)	22	1,390
Scholar Rock Holding Corporation (a)	18	641
Septerna, Inc (a) (b)	55	582
SI-BONE, Inc. (a)	462	8,702
Soleno Therapeutics, Inc. (a)	26	2,213
Spyre Therapeutics, Inc. (a)	53	784
Stevanato Group Societa' Per Azioni (b)	318	7,771
Stoke Therapeutics, Inc. (a) (b)	84	958
Surgery Partners, Inc. (a)	44	988
Syndax Pharmaceuticals, Inc. (a)	121	1,136
Tarsus Pharmaceuticals, Inc. (a)	12	492
TG Therapeutics, Inc. (a)	22	790
The Ensign Group, Inc.	27	4,230
TransMedics Group, Inc. (a)	10	1,371
Twist Bioscience Corporation (a)	22	817
U. S. Physical Therapy, Inc.	61	4,754
Ultragenyx Pharmaceutical Inc. (a)	166	6,000
Vaxcyte, Inc. (a)	100	3,272
Veracyte, Inc. (a)	125	3,392
Vericel Corporation (a)	59	2,507
Verona Pharma PLC. - ADR (a)	9	869
Viking Therapeutics, Inc. (a) (b)	68	1,792
Viridian Therapeutics, Inc. (a)	39	541
Wave Life Sciences Ltd. (a)	87	568
Waystar Holding Corp. (a)	77	3,134
West Pharmaceutical Services, Inc.	72	15,664
Xenon Pharmaceuticals Inc. (a)	95	2,961
		375,710
Consumer Discretionary 12.6%
Adtalem Global Education Inc. (a)	9	1,139
Boot Barn Holdings, Inc. (a)	103	15,594
Bright Horizons Family Solutions, Inc. (a)	22	2,716
Brunello Cucinelli S.p.A.	64	7,819
Carvana Co. - Class A (a)	5	1,704
CAVA Group, Inc. (a)	8	711
Cheesecake Factory Incorporated, The (b)	28	1,714
Churchill Downs Incorporated	93	9,458
DK Crown Holdings Inc. - Class A (a)	290	12,438
Dream Finders Homes, Inc. - Class A (a) (b)	213	5,346
Duolingo, Inc. - Class A (a)	3	1,374
Dutch Bros Inc. - Class A (a)	52	3,544
First Watch Restaurant Group, Inc. (a)	451	7,235
Five Below, Inc. (a)	27	3,521
Fox Factory Holding Corp. (a)	10	272
Genius Sports Limited (a)	625	6,495
Global-E Online Ltd. (a)	59	1,964
Grand Canyon Education, Inc. (a)	5	992
Green Brick Partners, Inc. (a)	69	4,357
Holley Inc. (a)	224	449
Installed Building Products, Inc.	70	12,769
Kura Sushi USA, Inc. - Class A (a) (b)	44	3,779
Life Time Group Holdings, Inc. (a)	171	5,172
Lindblad Expeditions, LLC (a)	68	791
Modine Manufacturing Company (a)	89	8,792
Norwegian Cruise Line Holdings Ltd. (a)	243	4,930
Ollie's Bargain Outlet Holdings, Inc. (a)	219	28,788
OneSpaWorld Holdings Limited	67	1,374
Planet Fitness, Inc. - Class A (a)	98	10,749
Pool Corporation	55	15,943
Portillo's Inc. - Class A (a) (b)	385	4,488
Revolve Group Inc. - Class A (a)	294	5,890
RH (a)	49	9,327
SharkNinja, Inc. (a)	196	19,406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Skyline Champion Corporation (a)	30	1,905
Smith Douglas Homes Corp. - Class A (a) (b)	64	1,240
Sportradar Group AG - Class A (a)	209	5,855
Stride, Inc. (a)	64	9,357
Sweetgreen, Inc. - Class A (a) (b)	278	4,144
Texas Roadhouse, Inc. - Class A	80	15,137
Topgolf Callaway Brands Corp. (a)	118	948
Universal Technical Institute, Inc. (a)	55	1,876
Warby Parker Inc. - Class A (a)	45	982
Watches of Switzerland Group PLC (a)	300	1,692
Wingstop Inc.	60	20,252
Wynn Resorts, Limited	92	8,635
		293,063
Financials 10.3%
Bancorp, Inc., The (a)	68	3,882
eToro Group Ltd. - Class A (a) (b)	14	923
Euronet Worldwide, Inc. (a)	32	3,266
Evercore Inc. - Class A	49	13,106
FactSet Research Systems Inc.	34	15,063
FirstCash, Inc.	25	3,406
Goosehead Insurance, Inc. - Class A	91	9,560
Hamilton Lane Incorporated - Class A	26	3,704
HCI Group, Inc.	9	1,360
Houlihan Lokey, Inc. - Class A	20	3,674
Jack Henry & Associates, Inc.	70	12,635
Kinsale Capital Group, Inc.	35	16,926
LendingClub Corporation (a)	64	766
LPL Financial Holdings Inc.	22	8,077
Marex Group PLC	169	6,695
Moelis & Company - Class A	218	13,567
Morningstar, Inc.	32	10,197
Palomar Holdings, Inc. (a)	15	2,317
Paymentus Holdings, Inc. - Class A (a)	44	1,456
Payoneer Global Inc. (a)	531	3,639
Primerica, Inc.	28	7,724
Remitly Global, Inc. (a)	21	392
Ryan Specialty Group Holdings, Inc. - Class A	416	28,290
ServisFirst Bancshares, Inc.	88	6,848
Shift4 Payments, LLC - Class A (a) (b)	120	11,881
Skyward Specialty Insurance Group, Inc. (a)	105	6,044
Slide Insurance Holdings, Inc. (a)	30	659
StepStone Group Inc. - Class A	203	11,249
Toast, Inc. - Class A (a)	108	4,794
Triumph Financial, Inc. (a)	68	3,758
TWFG, Inc. (a)	17	608
Upstart Holdings, Inc. (a) (b)	28	1,814
Victory Capital Holdings, Inc. - Class A	93	5,933
Walker & Dunlop, Inc.	3	211
Western Alliance Bancorporation	97	7,591
Wintrust Financial Corporation	36	4,426
WisdomTree, Inc. (b)	326	3,755
		240,196
Communication Services 4.1%
AST Spacemobile, Inc. - Class A (a) (b)	9	439
Auto Trader Group PLC	847	9,586
Auto Trader Group PLC - ADR	2,998	8,423
Cogent Communications Holdings, Inc.	44	2,107
Liberty Media Corporation - Series A (a)	101	9,628
Liberty Media Corporation - Series C (a)	128	10,385
Magnite, Inc. (a)	864	20,819
Reddit, Inc. - Class A (a)	6	891
Rightmove PLC	1,773	19,192
Rightmove PLC - ADR	648	14,027
		95,497
Consumer Staples 4.0%
Bellring Intermediate Holdings, Inc. (a)	47	2,695
BJ's Wholesale Club Holdings, Inc. (a)	23	2,519
Celsius Holdings, Inc. (a)	378	17,551
e.l.f. Beauty, Inc. (a)	36	4,464
Freshpet, Inc. (a) (b)	147	9,966
Natural Grocers By Vitamin Cottage, Inc.	27	1,072
Oddity Tech Ltd - Class A (a)	104	7,813
Performance Food Group Company (a)	91	7,927
PriceSmart, Inc.	15	1,613
Primo Brands Corporation - Class A	183	5,433
Simply Good Foods Company, The (a)	19	609
Sprouts Farmers Market, Inc. (a)	18	2,834
SunOpta Inc. (a)	1,387	8,044
The Chefs' Warehouse, Inc. (a)	203	12,958
The Honest Company, Inc. (a)	256	1,303
Turning Point Brands, Inc.	8	635
Vita Coco Company, Inc., The (a)	118	4,275
Vital Farms, Inc. (a)	76	2,910
		94,621
Materials 1.7%
Avient Corporation	262	8,452
Balchem Corporation	16	2,474
Carpenter Technology Corporation	44	12,384
Hawkins, Inc.	28	3,967
Innospec Inc.	29	2,464
KRC Materials, Inc. (a)	61	5,037
Materion Corporation	44	3,460
Pan American Silver Corp.	46	1,302
Titan America	29	366
		39,906
Energy 1.1%
Archrock, Inc.	56	1,388
Aris Water Solutions, Inc. - Class A	17	395
Cameco Corporation	21	1,585
Centrus Energy Corp. - Class A (a)	13	2,303
Gulfport Energy Operating Corporation (a)	9	1,827
Matador Resources Company	123	5,849
Permian Resources Corporation - Class A	40	551
Range Resources Corporation	93	3,792
Solaris Energy Infrastructure, Inc. - Class A	39	1,113
TechnipFMC PLC	151	5,193
Uranium Energy Corp. (a) (b)	177	1,206
Weatherford International Public Limited Company	9	452
		25,654
Real Estate 0.6%
Compass, Inc. - Class A (a)	301	1,889
CoStar Group, Inc. (a)	23	1,853
EastGroup Properties, Inc.	43	7,264
National Storage Affiliates Trust	16	498
Terreno Realty Corporation	54	3,036
		14,540
Total Common Stocks (cost $2,005,920)		2,286,167
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 3.2%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	40,682	40,682
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	34,922	34,922
Total Short Term Investments (cost $75,604)		75,604
Total Investments 101.2% (cost $2,081,524)		2,361,776
Other Assets and Liabilities, Net (1.2)%		(28,937)
Total Net Assets 100.0%		2,332,839

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	85,183	295,674	340,175	1,509	—	—	40,682	1.7
JNL Government Money Market Fund, 4.30% - Class SL	23,978	279,643	268,699	663	—	—	34,922	1.5
	109,161	575,317	608,874	2,172	—	—	75,604	3.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,247,878	38,289	—	2,286,167
Rights	—	—	5	5
Short Term Investments	75,604	—	—	75,604
	2,323,482	38,289	5	2,361,776

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.0%
Industrials 25.1%
ACV Auctions Inc. - Class A (a)	275	4,466
Air Lease Corporation - Class A	361	21,093
Alight, Inc. - Class A	764	4,325
American Woodmark Corporation (a)	251	13,402
API Group Corporation (a)	137	6,973
Armstrong World Industries, Inc.	56	9,212
Atkore Inc.	48	3,409
Blue Bird Global Corporation (a)	47	2,033
BrightView Holdings, Inc. (a)	414	6,887
Caci International Inc. - Class A (a)	22	10,463
Cadre Holdings, Inc.	250	7,956
CBIZ, Inc. (a)	14	991
CNH Industrial N.V.	439	5,691
CoreCivic, Inc. (a)	574	12,089
CSW Industrials, Inc.	29	8,375
Enerpac Tool Group Corp. - Class A	182	7,362
ESAB Corporation	43	5,149
Gates Industrial Corporation PLC (a)	164	3,773
GMS Inc. (a)	141	15,323
Gorman- Rupp Company, The	80	2,942
GXO Logistics Inc. (a)	241	11,724
Hayward Holdings, Inc. (a)	790	10,908
Hillman Solutions Corp. - Class A (a)	2,910	20,778
Huntington Ingalls Industries, Inc.	31	7,452
Huron Consulting Group Inc. (a)	56	7,693
ICF International, Inc.	46	3,922
IES Holdings, Inc. (a)	26	7,772
Insperity, Inc.	290	17,453
Janus International Group, Inc. (a)	1,327	10,807
Landstar System, Inc.	125	17,447
Maximus, Inc.	134	9,410
McGrath RentCorp	111	12,850
Mine Safety Appliances Company, LLC	55	9,284
MOOG Inc. - Class A	24	4,335
MYR Group Inc. (a)	62	11,166
Openlane, Inc. (a)	195	4,758
Powell Industries, Inc.	9	1,860
Rentokil Initial PLC - ADR	288	6,914
Rush Enterprises, Inc. - Class A	64	3,312
Science Applications International Corporation	18	1,982
Steelcase Inc. - Class A	602	6,283
Tecnoglass Inc.	86	6,691
The AZEK Company Inc. - Class A (a)	206	11,196
Timken Company, The	75	5,406
U-Haul Holding Company - Series N	224	12,185
Unifirst Corporation	87	16,442
V2X, Inc. (a)	65	3,173
Verra Mobility Corporation - Class A (a)	786	19,965
Werner Enterprises, Inc.	105	2,874
WESCO International, Inc.	62	11,553
Willscot Holdings Corporation - Class A	162	4,450
Woodward, Inc.	55	13,433
		447,392
Financials 21.1%
Amalgamated Financial Corp.	122	3,791
Assured Guaranty Ltd.	261	22,736
Atlantic Union Bank	127	3,978
AXIS Capital Holdings Limited	98	10,214
Bancorp, Inc., The (a)	168	9,595
Bank of Hawaii Corporation	90	6,104
Bank OZK	65	3,051
BankUnited, Inc.	147	5,230
Brookline Bancorp, Inc.	205	2,165
Burford Capital Limited - Class C	478	6,817
Cannae Holdings, Inc.	339	7,067
CNA Financial Corporation	93	4,346
CNO Financial Group, Inc.	112	4,306
Columbia Banking System, Inc.	384	8,988
Commerce Bancshares, Inc.	188	11,695
Essent Group Ltd.	111	6,756
Euronet Worldwide, Inc. (a)	130	13,179
EVERTEC, Inc.	129	4,668
F.N.B. Corporation	364	5,306
Federated Hermes, Inc. - Class B	53	2,334
First American Financial Corporation	180	11,043
First Citizens BancShares, Inc. - Class A	10	18,876
First Hawaiian, Inc.	327	8,164
Genworth Financial, Inc. - Class A (a)	1,110	8,634
Glacier Bancorp, Inc.	205	8,828
Hanover Insurance Group Inc, The	33	5,653
Independent Bank Corp.	72	4,528
International Bancshares Corporation	103	6,869
LendingTree, Inc. (a)	20	750
Marqeta, Inc. - Class A (a)	863	5,033
P10, Inc. - Class A	326	3,333
Radian Group Inc.	29	1,029
Selective Insurance Group, Inc.	66	5,761
Skyward Specialty Insurance Group, Inc. (a)	348	20,122
Stewart Information Services Corporation	91	5,897
Texas Capital Bancshares, Inc. (a)	47	3,722
UMB Financial Corporation	90	9,433
Virtu Financial, Inc. - Class A	251	11,221
Virtus Investment Partners, Inc.	59	10,612
WAFD, Inc.	171	5,016
Wex, Inc. (a)	59	8,651
White Mountains Insurance Group Ltd	22	39,952
Wintrust Financial Corporation	171	21,247
WSFS Financial Corporation	179	9,820
		376,520
Consumer Discretionary 12.4%
America's Car Mart, Inc. (a) (b)	144	8,047
Dorman Products, Inc. (a)	84	10,304
Dream Finders Homes, Inc. - Class A (a) (b)	370	9,295
Frontdoor, Inc. (a)	264	15,539
Grand Canyon Education, Inc. (a)	40	7,513
Group 1 Automotive, Inc.	21	9,026
Hanesbrands Inc. (a)	877	4,015
Hasbro, Inc.	100	7,389
Installed Building Products, Inc.	8	1,419
LCI Industries	41	3,731
Les Vetements de Sport Gildan Inc. - Class A	258	12,684
LGI Homes, Inc. (a) (b)	52	2,679
Lithia Motors, Inc. - Class A	30	10,142
LKQ Corporation	231	8,531
M/I Homes, Inc. (a)	37	4,128
Malibu Boats, Inc. - Class A (a)	238	7,459
Meritage Homes Corporation	20	1,350
Modine Manufacturing Company (a)	195	19,137
Murphy USA Inc.	27	10,966
Papa John's International, Inc.	36	1,767
Patrick Industries, Inc. (b)	106	9,793
Pursuit Attractions And Hospitality, Inc. (a)	78	2,237
United Parks And Resorts Inc. (a) (b)	114	5,386
Vail Resorts, Inc.	35	5,461
Valvoline, Inc. (a)	202	7,646
Winmark Corporation	12	4,540
Winnebago Industries, Inc.	199	5,774
Wyndham Hotels & Resorts, Inc.	115	9,354
YETI Holdings, Inc. (a)	494	15,553
		220,865
Health Care 10.3%
Acadia Healthcare Company, Inc. (a)	131	2,973
AdaptHealth LLC - Class A (a)	1,109	10,458
Addus HomeCare Corporation (a)	209	24,052
Alphatec Holdings, Inc. (a)	291	3,235
Arcellx Inc. (a)	19	1,274
Bausch + Lomb Corporation (a) (b)	138	1,791
Charles River Laboratories International, Inc. (a)	34	5,115
CONMED Corporation	141	7,352
CRISPR Therapeutics AG (a) (b)	53	2,556
Dentsply Sirona Inc.	419	6,647
Dynavax Technologies Corporation (a)	174	1,722
Embecta Corp.	197	1,914
Encompass Health Corporation	51	6,301

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Enovis Corporation (a)	72	2,269
Evolent Health, Inc. - Class A (a)	137	1,540
Haemonetics Corporation (a)	97	7,265
ICU Medical, Inc. (a)	144	18,959
Inspire Medical Systems, Inc. (a)	10	1,320
Integer Holdings Corporation (a)	57	6,992
Lantheus Holdings, Inc. (a) (b)	185	15,146
MoonLake Immunotherapeutics AG - Class A (a)	56	2,627
Pennant Group, Inc., The (a)	112	3,358
Perrigo Company Public Limited Company	299	7,981
Relay Therapeutics, Inc. (a)	120	415
Smith & Nephew PLC - ADR (b)	203	6,224
Tango Therapeutics, Inc. (a) (b)	173	887
Teleflex Incorporated	43	5,084
The Ensign Group, Inc.	103	15,947
UFP Technologies, Inc. (a)	19	4,741
Varex Imaging Corporation (a)	436	3,782
Vericel Corporation (a)	98	4,156
		184,083
Information Technology 9.7%
ACI Worldwide, Inc. (a)	139	6,375
ACM Research, Inc. - Class A (a)	149	3,859
Alkami Technology, Inc. (a)	142	4,270
Arrow Electronics, Inc. (a)	43	5,487
ASGN Incorporated (a)	153	7,639
Axcelis Technologies, Inc. (a)	220	15,320
Cleanspark Inc. (a) (b)	266	2,931
Cognex Corporation	45	1,414
Couchbase, Inc. (a)	270	6,584
ePlus inc. (a)	291	20,954
Formfactor, Inc. (a)	273	9,394
Insight Enterprises, Inc. (a)	52	7,194
InterDigital, Inc.	59	13,230
MeridianLink, Inc. (a)	495	8,036
MKS Inc.	80	7,979
Napco Security Technologies, Inc.	198	5,876
NCR Voyix Corporation (a)	183	2,143
Open Text Corporation	121	3,523
PAR Technology Corporation (a)	124	8,587
Plexus Corp. (a)	12	1,665
Silicon Motion, Inc. - ADR	205	15,410
TD SYNNEX Corporation	57	7,719
Vontier Corporation	208	7,661
		173,250
Consumer Staples 4.4%
BJ's Wholesale Club Holdings, Inc. (a)	128	13,814
Cal-Maine Foods, Inc.	65	6,524
Dole Public Limited Company	175	2,447
Flowers Foods, Inc. (b)	460	7,358
Ingles Markets, Incorporated - Class A	55	3,464
Ingredion Incorporated	44	5,988
Interparfums, Inc.	74	9,704
Lancaster Colony Corporation	42	7,258
Molson Coors Beverage Company - Class B	142	6,836
Nomad Foods Limited	562	9,548
PriceSmart, Inc.	43	4,522
		77,463
Real Estate 4.1%
Apple Hospitality REIT, Inc.	352	4,103
Brandywine Realty Trust	628	2,692
Cushman & Wakefield PLC (a)	1,065	11,795
Getty Realty Corp.	164	4,523
Highwoods Properties, Inc.	97	3,008
Howard Hughes Holdings Inc. (a)	39	2,658
Independence Realty Trust, Inc.	103	1,826
Marcus & Millichap Company	346	10,639
PotlatchDeltic Corporation	122	4,685
Ryman Hospitality Properties, Inc.	174	17,173
STAG Industrial, Inc.	161	5,841
Terreno Realty Corporation	87	4,869
		73,812
Energy 3.3%
Atlas Energy Solutions Inc. (b)	488	6,528
CNX Resources Corporation (a)	194	6,533
CVR Energy, Inc.	65	1,737
Delek US Holdings, Inc.	206	4,362
DHT Holdings, Inc.	326	3,524
DMC Global Inc. (a)	402	3,243
Gulfport Energy Operating Corporation (a)	26	5,226
HF Sinclair Corporation	89	3,664
Matador Resources Company	46	2,213
Ovintiv Canada ULC	33	1,261
Permian Resources Corporation - Class A	501	6,823
SM Energy Company	183	4,526
Solaris Energy Infrastructure, Inc. - Class A	151	4,265
Talos Energy Inc. (a)	292	2,480
Weatherford International Public Limited Company	58	2,930
		59,315
Materials 3.2%
Ashland Inc.	110	5,516
Century Aluminum Company (a)	166	2,993
Commercial Metals Company	53	2,574
Element Solutions Inc.	937	21,228
H.B. Fuller Company	123	7,413
Hecla Mining Company	606	3,627
KRC Materials, Inc. (a)	53	4,359
Quaker Chemical Corporation	52	5,787
Warrior Met Coal, Inc.	56	2,569
		56,066
Utilities 2.7%
Avista Corporation	65	2,468
Black Hills Corporation	71	3,973
Clearway Energy, Inc. - Class C	135	4,330
Hawaiian Electric Industries, Inc. (a)	581	6,172
IDACORP, Inc.	15	1,757
NorthWestern Corporation	122	6,280
Portland General Electric Company	96	3,896
Southwest Gas Holdings, Inc.	83	6,192
Spire Inc.	46	3,330
Talen Energy Corporation (a)	17	5,041
TXNM Energy, Inc.	95	5,328
		48,767
Communication Services 0.7%
Lumen Technologies, Inc. (a)	326	1,427
Telephone and Data Systems, Inc.	157	5,603
TripAdvisor, Inc. (a)	243	3,174
Yelp Inc. (a)	72	2,476
		12,680
Total Common Stocks (cost $1,582,333)		1,730,213
SHORT TERM INVESTMENTS 3.7%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	50,229	50,229
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	15,900	15,900
Total Short Term Investments (cost $66,129)		66,129
Total Investments 100.7% (cost $1,648,462)		1,796,342
Other Assets and Liabilities, Net (0.7)%		(11,783)
Total Net Assets 100.0%		1,784,559

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	54,416	192,796	196,983	1,019	—	—	50,229	2.8
JNL Government Money Market Fund, 4.30% - Class SL	19,164	120,559	123,823	306	—	—	15,900	0.9
	73,580	313,355	320,806	1,325	—	—	66,129	3.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,730,213	—	—	1,730,213
Short Term Investments	66,129	—	—	66,129
	1,796,342	—	—	1,796,342

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 97.1%
Information Technology 17.3%
AppLovin Corporation - Class A (a)	143	49,938
GoDaddy Inc. - Class A (a)	79	14,221
International Business Machines Corporation	53	15,713
Microsoft Corporation	96	48,214
Monday.Com Ltd. (a)	60	18,888
NVIDIA Corporation	287	45,437
Taiwan Semiconductor Manufacturing Company Limited - ADR	82	18,672
		211,083
Communication Services 15.3%
AT&T Inc.	1,266	36,626
Meta Platforms, Inc. - Class A	51	37,116
Netflix, Inc. (a)	16	22,102
Sea Limited - Class A - ADR (a)	229	36,578
Spotify Technology S.A. (a)	35	26,666
Verizon Communications Inc.	638	27,588
		186,676
Financials 14.9%
Allstate Corporation, The	63	12,626
American International Group, Inc.	275	23,540
Arthur J. Gallagher & Co.	33	10,586
Cincinnati Financial Corporation	82	12,178
CME Group Inc. - Class A	45	12,528
LPL Financial Holdings Inc.	44	16,387
Reinsurance Group of America, Incorporated	126	25,023
Robinhood Markets, Inc. - Class A (a)	324	30,335
Slide Insurance Holdings, Inc. (a)	200	4,329
The Progressive Corporation	85	22,680
Visa Inc. - Class A	31	11,077
		181,289
Health Care 10.2%
Cigna Group, The	64	21,149
Elevance Health, Inc.	21	8,238
Eli Lilly and Company	27	21,042
Illumina, Inc. (a)	73	6,919
McKesson Corporation	28	20,610
Tenet Healthcare Corporation (a)	146	25,743
UnitedHealth Group Incorporated	68	21,248
		124,949
Industrials 10.2%
BAE Systems PLC - ADR	306	32,108
GE Vernova Inc.	34	17,874
General Electric Company	72	18,653
Rolls-Royce Holdings PLC - ADR	1,470	19,668
Siemens Energy AG (a)	312	36,203
		124,506
Consumer Staples 9.2%
Altria Group, Inc.	367	21,489
Coca-Cola Company, The	211	14,948
Kroger Co., The	160	11,450
Philip Morris International Inc.	350	63,879
		111,766
Utilities 9.1%
American Electric Power Company, Inc.	217	22,483
American Water Works Company, Inc.	54	7,528
Atmos Energy Corporation	32	4,944
CenterPoint Energy, Inc.	276	10,145
DTE Energy Company	58	7,706
Duke Energy Corporation	127	15,032
Exelon Corporation	321	13,949
NextEra Energy, Inc.	184	12,761
PPL Corporation	212	7,181
XCEL Energy Inc.	143	9,733
		111,462
Consumer Discretionary 5.6%
Amazon.com, Inc. (a)	225	49,300
Tapestry, Inc.	217	19,046
		68,346
Energy 2.3%
Canadian Natural Resources Limited	315	9,897
Exxon Mobil Corporation	169	18,179
		28,076
Real Estate 1.9%
Welltower Inc.	147	22,564
Materials 1.1%
Corteva, Inc.	181	13,520
Total Common Stocks (cost $973,192)		1,184,237
RIGHTS 0.0%
ABIOMED, Inc. (a) (b)	8	13
Total Rights (cost $0)		13
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	34,799	34,799
Total Short Term Investments (cost $34,799)		34,799
Total Investments 99.9% (cost $1,007,991)		1,219,049
Other Assets and Liabilities, Net 0.1%		887
Total Net Assets 100.0%		1,219,936

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	9,713	376,734	351,648	967	—	—	34,799	2.9
JNL Government Money Market Fund, 4.30% - Class SL	—	59,784	59,784	166	—	—	—	—
	9,713	436,518	411,432	1,133	—	—	34,799	2.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	1,148,034	36,203	—	1,184,237
Rights	—	—	13	13
Short Term Investments	34,799	—	—	34,799
	1,182,833	36,203	13	1,219,049

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 99.0%
Information Technology 32.8%
Accenture Public Limited Company - Class A	6	1,895
Adobe Inc. (a)	4	1,660
Advanced Micro Devices, Inc. (a)	16	2,315
Akamai Technologies, Inc. (a)	2	124
Amphenol Corporation - Class A	12	1,213
Analog Devices, Inc.	5	1,186
ANSYS, Inc. (a)	1	309
Apple Inc.	151	30,893
Applied Materials, Inc.	8	1,492
Arista Networks, Inc. (a)	10	1,061
Autodesk, Inc. (a)	2	675
Broadcom Inc.	47	13,066
Cadence Design Systems, Inc. (a)	3	847
CDW Corp.	1	233
Cisco Systems, Inc.	40	2,783
Cognizant Technology Solutions Corporation - Class A	5	384
Corning Incorporated	8	404
CrowdStrike Holdings, Inc. - Class A (a)	3	1,277
Dell Technologies Inc. - Class C	3	375
Enphase Energy, Inc. (a)	1	54
EPAM Systems, Inc. (a)	1	103
F5, Inc. (a)	1	170
Fair Isaac Corporation (a)	—	442
First Solar, Inc. (a)	1	176
Fortinet, Inc. (a)	6	682
Gartner, Inc. (a)	1	308
Gen Digital Inc.	5	161
GoDaddy Inc. - Class A (a)	1	261
Hewlett Packard Enterprise Company	13	267
HP, Inc.	10	235
Intel Corporation	44	990
International Business Machines Corporation	9	2,762
Intuit Inc.	3	2,218
Jabil Inc.	1	235
Juniper Networks, Inc.	3	127
Keysight Technologies, Inc. (a)	2	282
KLA Corporation	1	1,194
Lam Research Corporation	13	1,255
Microchip Technology Incorporated	5	374
Micron Technology, Inc.	11	1,393
Microsoft Corporation	75	37,271
Monolithic Power Systems, Inc.	—	347
Motorola Solutions, Inc.	2	708
NetApp, Inc.	2	216
NVIDIA Corporation	246	38,843
NXP Semiconductors N.V.	3	552
ON Semiconductor Corporation (a)	4	215
Oracle Corporation	16	3,585
Palantir Technologies Inc. - Class A (a)	21	2,923
Palo Alto Networks, Inc. (a)	7	1,358
PTC Inc. (a)	1	202
Qualcomm Incorporated	11	1,762
Roper Technologies, Inc.	1	610
Salesforce, Inc.	10	2,645
Seagate Technology Holdings Public Limited Company	2	305
ServiceNow, Inc. (a)	2	2,146
Skyworks Solutions, Inc.	2	118
Super Micro Computer, Inc. (a)	5	248
Synopsys, Inc. (a)	2	806
TE Connectivity Public Limited Company	3	502
Teledyne Technologies Incorporated (a)	—	240
Teradyne, Inc.	2	147
Texas Instruments Incorporated	9	1,901
Trimble Inc. (a)	2	184
Tyler Technologies, Inc. (a)	—	255
VeriSign, Inc.	1	228
Western Digital Corporation	3	222
Workday, Inc. - Class A (a)	2	522
Zebra Technologies Corporation - Class A (a)	1	162
		175,104
Financials 13.9%
AFLAC Incorporated	5	517
Allstate Corporation, The	3	532
American Express Company	6	1,779
American International Group, Inc.	6	497
Ameriprise Financial, Inc.	1	518
AON Public Limited Company - Class A	2	766
Apollo Global Management, Inc.	5	640
Arch Capital Group Ltd.	4	336
Arthur J. Gallagher & Co.	3	825
Assurant, Inc.	—	99
Bank of America Corporation	66	3,125
Bank of New York Mellon Corporation, The (b)	7	656
Berkshire Hathaway Inc. - Class B (a)	18	8,980
BlackRock, Inc.	1	1,549
Blackstone Inc. - Class A	7	1,110
Brown & Brown, Inc.	3	306
Capital One Financial Corporation	6	1,367
CBOE Global Markets, Inc.	1	246
Charles Schwab Corporation, The	17	1,576
Chubb Limited	4	1,088
Cincinnati Financial Corporation	2	235
Citigroup Inc.	19	1,596
Citizens Financial Group, Inc.	4	199
CME Group Inc. - Class A	4	1,010
Coinbase Global, Inc. - Class A (a)	2	754
Corpay Inc (a)	1	235
Erie Indemnity Company - Class A	—	85
Everest Group, Ltd.	—	149
FactSet Research Systems Inc.	—	168
Fidelity National Information Services, Inc.	5	426
Fifth Third Bancorp	7	274
Fiserv, Inc. (a)	6	970
Franklin Resources, Inc.	3	69
Global Payments Inc.	3	203
Globe Life Inc.	1	103
Goldman Sachs Group, Inc., The	3	2,189
Hartford Insurance Group, Inc., The	3	370
Huntington Bancshares Incorporated	15	250
Intercontinental Exchange, Inc.	6	1,059
Invesco Ltd.	4	69
Jack Henry & Associates, Inc.	1	136
JPMorgan Chase & Co.	28	8,122
KeyCorp	10	179
KKR & Co. Inc. - Class A	7	903
Loews Corporation	2	154
M&T Bank Corporation	2	313
MarketAxess Holdings Inc.	—	87
Marsh & Mclennan Companies, Inc.	5	1,090
MasterCard Incorporated - Class A	8	4,595
MetLife, Inc.	6	456
Moody's Corporation	2	779
Morgan Stanley	12	1,752
MSCI Inc. - Class A	1	452
Nasdaq, Inc.	4	366
Northern Trust Corporation	2	241
PayPal Holdings, Inc. (a)	10	721
Principal Financial Group, Inc.	2	171
Prudential Financial, Inc.	4	381
Raymond James Financial, Inc.	2	286
Regions Financial Corporation	9	220
S&P Global Inc.	3	1,661
State Street Corporation	3	306
Synchrony Financial	4	261
T. Rowe Price Group, Inc.	2	219
The PNC Financial Services Group, Inc.	4	748
The Progressive Corporation	6	1,585
Travelers Companies, Inc., The	2	613
Truist Financial Corporation	13	559
U.S. Bancorp	16	711
Visa Inc. - Class A	17	6,124
W. R. Berkley Corporation	3	227
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Wells Fargo & Company	33	2,628
Willis Towers Watson Public Limited Company	1	313
		74,284
Consumer Discretionary 10.3%
Airbnb, Inc. - Class A (a)	4	582
Amazon.com, Inc. (a)	95	20,898
Aptiv PLC (a)	2	155
AutoZone, Inc. (a)	—	609
Best Buy Co., Inc.	2	126
Booking Holdings Inc.	—	1,899
Caesars Entertainment, Inc. (a)	2	55
CarMax, Inc. (a)	2	109
Carnival Corporation (a)	10	289
Chipotle Mexican Grill, Inc. (a)	14	768
D.R. Horton, Inc.	3	358
Darden Restaurants, Inc.	1	258
Deckers Outdoor Corporation (a)	2	158
Domino's Pizza, Inc.	—	152
DoorDash, Inc. - Class A (a)	3	853
eBay Inc.	5	352
Expedia Group, Inc.	1	216
Ford Motor Company	39	423
Garmin Ltd.	2	329
General Motors Company	10	478
Genuine Parts Company	1	176
Hasbro, Inc.	1	91
Hilton Worldwide Holdings Inc.	2	635
Home Depot, Inc., The	10	3,674
Las Vegas Sands Corp.	4	154
Lennar Corporation - Class A	2	262
LKQ Corporation (c)	2	92
Lowe`s Companies, Inc.	6	1,252
Lululemon Athletica Inc. (a)	1	273
Marriott International, Inc. - Class A	2	626
McDonald's Corporation	7	2,106
MGM Resorts International (a)	2	68
Mohawk Industries, Inc. (a)	1	59
NIKE, Inc. - Class B	12	834
Norwegian Cruise Line Holdings Ltd. (a)	4	89
NVR, Inc. (a)	—	222
O'Reilly Automotive, Inc. (a)	9	771
Pool Corporation (c)	—	114
PulteGroup, Inc.	2	204
Ralph Lauren Corporation - Class A	—	102
Ross Stores, Inc.	3	424
Royal Caribbean Cruises Ltd.	3	786
Starbucks Corporation	12	1,057
Tapestry, Inc.	2	177
Tesla Inc. (a)	28	8,974
TJX Companies, Inc., The	11	1,390
Tractor Supply Company	5	276
Ulta Beauty, Inc. (a)	—	214
Williams-Sonoma, Inc.	1	197
Wynn Resorts, Limited	1	87
Yum! Brands, Inc.	3	407
		54,860
Communication Services 9.7%
Alphabet Inc. - Class A	59	10,340
Alphabet Inc. - Class C	47	8,396
AT&T Inc.	72	2,090
Comcast Corporation - Class A	38	1,340
Electronic Arts Inc.	2	363
Former Charter Communications Parent, Inc. - Class A (a)	1	388
Fox Corporation - Class A	2	125
Fox Corporation - Class B	1	75
Live Nation Entertainment, Inc. (a)	2	249
Match Group, Inc.	3	83
Meta Platforms, Inc. - Class A	22	16,155
Netflix, Inc. (a)	4	5,745
News Corporation - Class A	4	109
News Corporation - Class B	1	47
Omnicom Group Inc.	2	137
Paramount Global - Class B	6	79
Take-Two Interactive Software, Inc. (a)	2	410
The Interpublic Group of Companies, Inc.	4	88
TKO Group Holdings Inc. - Class A	1	117
T-Mobile US, Inc.	5	1,142
Verizon Communications Inc.	43	1,846
Walt Disney Company, The	18	2,248
Warner Bros. Discovery, Inc. - Series A (a)	23	259
		51,831
Health Care 9.2%
Abbott Laboratories	18	2,391
AbbVie Inc.	18	3,306
Agilent Technologies, Inc.	3	342
Align Technology, Inc. (a)	1	135
Amgen Inc.	5	1,521
Baxter International Inc.	5	148
Becton, Dickinson and Company	3	497
Biogen Inc. (a)	2	190
Bio-Techne Corporation	2	86
Boston Scientific Corporation (a)	15	1,605
Bristol-Myers Squibb Company	21	953
Cardinal Health, Inc.	2	403
Cencora, Inc.	2	524
Centene Corporation (a)	5	271
Charles River Laboratories International, Inc. (a)	1	77
Cigna Group, The	3	888
Cooper Companies, Inc., The (a)	2	147
CVS Health Corporation	13	883
Danaher Corporation	6	1,268
Davita Inc. (a)	—	52
DexCom, Inc. (a)	4	345
Edwards Lifesciences Corporation (a)	6	463
Elevance Health, Inc.	2	886
Eli Lilly and Company	8	6,182
GE HealthCare Technologies Inc.	5	346
Gilead Sciences, Inc.	12	1,384
HCA Healthcare, Inc.	2	676
Henry Schein, Inc. (a)	1	93
Hologic, Inc. (a)	2	142
Humana Inc.	1	304
IDEXX Laboratories, Inc. (a)	1	442
Incyte Corporation (a)	2	107
Insulet Corporation (a)	1	225
Intuitive Surgical, Inc. (a)	4	1,964
IQVIA Holdings Inc (a)	2	267
Johnson & Johnson	24	3,705
Labcorp Holdings Inc.	1	223
McKesson Corporation	1	926
Medtronic, Inc.	13	1,118
Merck & Co., Inc.	25	2,004
Mettler-Toledo International Inc. (a)	—	247
Moderna, Inc. (a)	3	93
Molina Healthcare, Inc. (a)	1	162
Pfizer Inc.	57	1,392
Quest Diagnostics Incorporated	1	202
Regeneron Pharmaceuticals, Inc.	1	548
ResMed Inc.	2	389
Revvity, Inc.	1	120
Solventum Corporation (a)	1	98
Steris Public Limited Company	1	235
Stryker Corporation	3	1,377
Thermo Fisher Scientific Inc.	4	1,540
UnitedHealth Group Incorporated	9	2,853
Universal Health Services, Inc. - Class B	1	97
Vertex Pharmaceuticals Incorporated (a)	3	1,147
Viatris Inc.	11	97
Waters Corporation (a)	1	205
West Pharmaceutical Services, Inc.	1	160
Zimmer Biomet Holdings, Inc.	2	182
Zoetis Inc. - Class A	4	702
		49,335
Industrials 8.5%
3M Company	5	830
A. O. Smith Corporation	1	76
Allegion Public Limited Company	1	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	2	426
Automatic Data Processing, Inc.	4	1,259
Axon Enterprise, Inc. (a)	1	625
Boeing Company, The (a)	8	1,593
Broadridge Financial Solutions, Inc.	1	292
Builders FirstSource, Inc. (a)	1	131
C.H. Robinson Worldwide, Inc.	1	118
Carrier Global Corporation	8	583
Caterpillar Inc.	5	1,849
Cintas Corporation	3	770
Copart, Inc. (a)	9	434
CSX Corporation	19	617
Cummins Inc.	1	448
Dayforce, Inc. (a)	2	95
Deere & Company	3	1,296
Delta Air Lines, Inc.	6	318
Dover Corporation	1	250
Eaton Corporation Public Limited Company	4	1,408
Emerson Electric Co.	6	751
Equifax Inc.	1	320
Expeditors International of Washington, Inc. - Class A	1	156
Fastenal Company	12	488
FedEx Corporation	2	512
Fortive Corporation	4	187
GE Vernova Inc.	3	1,450
Generac Holdings Inc. (a)	1	81
General Dynamics Corporation	3	739
General Electric Company	11	2,767
Honeywell International Inc.	6	1,509
Howmet Aerospace Inc.	4	753
Hubbell Incorporated	1	217
Huntington Ingalls Industries, Inc.	—	93
IDEX Corporation	1	138
Illinois Tool Works Inc.	3	665
Ingersoll Rand Inc.	4	331
J.B. Hunt Transport Services, Inc.	1	113
Jacobs Solutions Inc.	1	160
Johnson Controls International Public Limited Company	7	702
L3Harris Technologies, Inc.	2	474
Leidos Holdings, Inc.	1	210
Lennox International Inc.	—	179
Lockheed Martin Corporation	2	968
Masco Corporation	2	139
Nordson Corporation	1	116
Norfolk Southern Corporation	2	587
Northrop Grumman Corporation	1	689
Old Dominion Freight Line, Inc.	2	300
Otis Worldwide Corporation	4	381
PACCAR Inc	5	501
Parker-Hannifin Corporation	1	900
Paychex, Inc.	3	469
Paycom Software, Inc.	—	114
Pentair Public Limited Company	2	168
Quanta Services, Inc.	2	571
Ralliant Corporation (a)	—	1
Republic Services, Inc.	2	499
Rockwell Automation, Inc.	1	373
Rollins, Inc.	3	163
RTX Corporation	13	1,972
Snap-on Incorporated	1	166
Southwest Airlines Co. (c)	6	191
Stanley Black & Decker, Inc.	2	106
Textron Inc.	2	149
Trane Technologies Public Limited Company	2	992
TransDigm Group Incorporated	1	858
Uber Technologies, Inc. (a)	21	1,968
Union Pacific Corporation	6	1,381
United Airlines Holdings, Inc. (a)	3	260
United Parcel Service, Inc. - Class B	7	738
United Rentals, Inc.	1	499
Veralto Corporation	3	260
Verisk Analytics, Inc.	1	443
W.W. Grainger, Inc.	—	451
Waste Management, Inc.	4	842
Westinghouse Air Brake Technologies Corporation	2	363
Xylem Inc.	2	311
		45,426
Consumer Staples 5.4%
Altria Group, Inc.	17	992
Archer-Daniels-Midland Company	5	254
Brown-Forman Corporation - Class B	2	45
Bunge Global SA	1	108
Campbell's Company, The	2	56
Church & Dwight Co., Inc.	3	241
Clorox Company, The	1	147
Coca-Cola Company, The	39	2,761
Colgate-Palmolive Company	8	737
Conagra Brands, Inc.	5	100
Constellation Brands, Inc. - Class A	2	246
Costco Wholesale Corporation	4	4,428
Dollar General Corporation	2	247
Dollar Tree, Inc. (a)	2	196
Estee Lauder Companies Inc., The - Class A	2	196
General Mills, Inc.	6	288
Hormel Foods Corporation	3	86
J. M. Smucker Company, The	1	108
Kellanova	3	222
Kenvue Inc.	19	406
Keurig Dr Pepper Inc.	14	457
Kimberly-Clark Corporation	3	432
Kraft Heinz Company, The	9	224
Kroger Co., The	6	447
Lamb Weston Holdings, Inc.	1	73
McCormick & Company, Incorporated	2	185
Molson Coors Beverage Company - Class B	2	87
Mondelez International, Inc. - Class A	13	884
Monster Beverage 1990 Corporation (a)	7	447
PepsiCo, Inc.	14	1,820
Philip Morris International Inc.	16	2,855
Procter & Gamble Company, The	24	3,766
Sysco Corporation	5	376
Target Corporation	5	454
The Hershey Company	2	254
Tyson Foods, Inc. - Class A	3	162
Walgreens Boots Alliance, Inc.	7	77
Walmart Inc.	44	4,259
		29,123
Energy 2.9%
Apa Corp.	3	63
Baker Hughes Company - Class A	10	384
Chevron Corporation	16	2,345
ConocoPhillips	13	1,142
Coterra Energy Inc.	7	188
Devon Energy Corporation	7	207
Diamondback Energy, Inc.	2	257
EOG Resources, Inc.	6	664
EQT Corporation	6	357
Expand Energy Corporation	2	247
Exxon Mobil Corporation	43	4,684
Halliburton Company	9	184
Hess Corporation	3	391
Kinder Morgan, Inc.	20	580
Marathon Petroleum Corporation	3	512
Occidental Petroleum Corporation	7	294
ONEOK, Inc.	6	518
Phillips 66	4	495
Schlumberger Limited	14	458
Targa Resources Corp.	2	375
Texas Pacific Land Corporation	—	207
Valero Energy Corporation	3	428
Williams Companies, Inc., The	12	768
		15,748
Utilities 2.4%
AES Corporation, The	7	75
Alliant Energy Corporation	3	159
Ameren Corporation	3	259
American Electric Power Company, Inc.	5	560

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
American Water Works Company, Inc.	2	278
Atmos Energy Corporation	2	247
CenterPoint Energy, Inc.	6	239
CMS Energy Corporation	3	213
Consolidated Edison, Inc.	4	363
Constellation Energy Group, Inc.	3	1,014
Dominion Energy, Inc.	8	479
DTE Energy Company	2	281
Duke Energy Corporation	8	933
Edison International	4	197
Entergy Corporation	4	365
Evergy, Inc.	2	164
Eversource Energy	4	233
Exelon Corporation	10	446
FirstEnergy Corp.	5	203
NextEra Energy, Inc.	21	1,448
NiSource Inc.	5	195
NRG Energy, Inc.	2	309
PG&E Corporation	22	311
Pinnacle West Capital Corporation	1	107
PPL Corporation	8	257
Public Service Enterprise Group Incorporated	5	426
Sempra	7	509
The Southern Company	11	1,017
Vistra Corp.	3	661
WEC Energy Group Inc.	3	330
XCEL Energy Inc.	6	399
		12,677
Real Estate 2.0%
Alexandria Real Estate Equities, Inc. (c)	2	113
American Tower Corporation	5	1,035
AvalonBay Communities, Inc.	1	298
BXP, Inc.	2	102
Camden Property Trust	1	127
CBRE Group, Inc. - Class A (a)	3	414
CoStar Group, Inc. (a)	4	349
Crown Castle Inc.	4	451
Digital Realty Trust, Inc.	3	559
Equinix, Inc.	1	787
Equity Residential	3	230
Essex Property Trust, Inc.	1	190
Extra Space Storage Inc.	2	318
Federal Realty Investment Trust	1	79
Healthpeak OP, LLC	7	129
Host Hotels & Resorts, Inc.	7	103
Invitation Homes Inc.	6	188
Iron Mountain Incorporated	3	299
Kimco Realty OP, LLC	7	145
Mid-America Apartment Communities, Inc.	1	170
ProLogis Inc.	9	990
Public Storage Operating Company	2	468
Realty Income Corporation	9	523
Regency Centers Corporation	2	123
SBA Communications Corporation - Class A	1	260
Simon Property Group, Inc.	3	498
UDR, Inc.	3	126
Ventas, Inc.	5	290
VICI Properties Inc.	11	351
Welltower Inc.	6	962
Weyerhaeuser Company	7	191
		10,868
Materials 1.9%
Air Products and Chemicals, Inc.	2	636
Albemarle Corporation	1	69
Amcor Pty Ltd	23	208
Avery Dennison Corporation	1	143
Ball Corporation	3	156
CF Industries Holdings, Inc.	2	151
Corteva, Inc.	7	521
Dow Inc.	7	183
DuPont de Nemours, Inc.	4	286
Eastman Chemical Company	1	83
Ecolab Inc.	3	682
Freeport-McMoRan Inc.	14	621
International Flavors & Fragrances Inc.	3	188
International Paper Company	5	253
Linde Public Limited Company	5	2,227
LyondellBasell Industries N.V. - Class A	3	157
Martin Marietta Materials, Inc.	1	332
Mosaic Company, The	3	109
Newmont Corporation	11	659
Nucor Corporation	2	302
Packaging Corporation of America	1	164
PPG Industries, Inc.	2	261
Sherwin-Williams Company, The	2	803
Smurfit Westrock Public Limited Company	5	216
Steel Dynamics, Inc.	1	183
Vulcan Materials Company	1	349
		9,942
Total Common Stocks (cost $331,400)		529,198
INVESTMENT COMPANIES 0.7%
iShares Core S&P 500 ETF	6	3,883
Total Investment Companies (cost $3,817)		3,883
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (b) (d)	117	117
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (d)	98	98
Total Short Term Investments (cost $215)		215
Total Investments 99.8% (cost $335,432)		533,296
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net 0.2%		1,198
Total Net Assets 100.0%		534,502

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	553	—	1	7	—	104	656	0.2
JNL Government Money Market Fund, 4.20% - Class I	738	43,950	44,590	22	—	—	98	—
JNL Government Money Market Fund, 4.30% - Class SL	671	3,122	3,676	4	—	—	117	—
	1,962	47,072	48,267	33	—	104	871	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	September 2025	1,508	8	55

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	529,198	—	—	529,198
Investment Companies	3,883	—	—	3,883
Short Term Investments	215	—	—	215
	533,296	—	—	533,296
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	55	—	—	55
	55	—	—	55

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 97.0%
United States of America 54.4%
AbbVie Inc.	2	399
AECOM	4	484
Apple Inc.	2	392
Becton, Dickinson and Company	1	173
Broadcom Inc.	2	527
Cadence Design Systems, Inc. (a)	1	244
Eli Lilly and Company	—	238
Emerson Electric Co.	4	503
Fiserv, Inc. (a)	2	342
Flex Ltd. (a)	17	849
GE HealthCare Technologies Inc.	6	443
Hologic, Inc. (a)	4	277
Jefferies Financial Group Inc.	6	322
LPL Financial Holdings Inc.	1	484
Microsoft Corporation	2	1,018
Monolithic Power Systems, Inc.	—	256
NextEra Energy, Inc.	8	527
NVIDIA Corporation	5	838
Palo Alto Networks, Inc. (a)	2	496
Primo Brands Corporation - Class A	12	358
Reinsurance Group of America, Incorporated	2	333
Rockwell Automation, Inc.	2	592
Salesforce, Inc.	2	497
ServiceNow, Inc. (a)	—	499
Stryker Corporation	1	361
Tetra Tech, Inc.	11	402
Veralto Corporation	6	567
Visa Inc. - Class A	2	628
Zebra Technologies Corporation - Class A (a)	1	385
		13,434
United Kingdom 7.2%
Experian PLC	8	393
Halma Public Limited Company	11	488
London Stock Exchange Group PLC	4	616
Relx PLC	5	288
		1,785
Canada 4.9%
Cameco Corporation	8	570
Groupe WSP Global Inc.	2	412
TMX Group Limited	6	238
		1,220
Switzerland 4.8%
Alcon AG	6	539
On Holding AG - Class A (a)	8	399
Partners Group Holding AG	—	255
		1,193
Brazil 3.2%
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	28	612
NU Holdings Ltd. - Class A (a)	13	181
		793
Japan 2.7%
Keyence Corporation	1	220
Terumo Corporation	25	454
		674
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	638
China 2.4%
Lenovo Group Limited	146	176
Xiaomi Corporation (a) (b)	54	415
		591
Hong Kong 2.3%
AIA Group Limited	63	566
Argentina 2.2%
MercadoLibre, Inc. (a)	—	552
Jersey 2.1%
Aptiv PLC (a)	7	507
Germany 1.9%
SAP SE	2	469
Italy 1.9%
Prysmian S.p.A.	7	463
France 1.4%
Danone	4	334
India 1.1%
Apollo Hospitals Enterprise Limited	3	261
Netherlands 1.0%
NXP Semiconductors N.V.	1	259
Ireland 0.9%
Kerry Group Public Limited Company - Class A	2	233
Total Common Stocks (cost $20,773)		23,972
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	762	762
Total Short Term Investments (cost $762)		762
Total Investments 100.1% (cost $21,535)		24,734
Other Derivative Instruments (0.2)%		(44)
Other Assets and Liabilities, Net 0.1%		22
Total Net Assets 100.0%		24,712

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	328	6,115	5,681	15	—	—	762	3.1

JNL/AB Sustainable Global Thematic Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Xiaomi Corporation	05/09/25	357	415	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	08/21/25	AUD	552	364	3
BRL/USD	BOA	07/02/25	BRL	3,628	668	16
CHF/USD	MSC	07/09/25	CHF	164	207	4
CNY/USD	MSC	08/07/25	CNY	1,698	238	1
EUR/USD	MSC	07/09/25	EUR	1,157	1,364	44
HKD/USD	MSC	07/11/25	HKD	3,430	437	(6)
INR/USD	MSC	08/14/25	INR	16,804	196	—
JPY/USD	MSC	08/27/25	JPY	66,015	461	7
KRW/USD	CIT	07/17/25	KRW	349,836	259	14
MXN/USD	MSC	08/22/25	MXN	867	46	1
SEK/USD	MSC	09/04/25	SEK	1,710	181	2
TWD/USD	UBS	08/22/25	TWD	5,164	178	(2)
USD/BRL	MSC	07/02/25	BRL	(3,628)	(668)	(32)
USD/BRL	BOA	08/04/25	BRL	(3,628)	(662)	(15)
USD/CAD	MSC	08/28/25	CAD	(84)	(62)	(1)
USD/CAD	MSC	08/28/25	CAD	(586)	(432)	2
USD/CHF	MSC	07/09/25	CHF	(693)	(874)	(27)
USD/CNY	MSC	08/07/25	CNY	(432)	(60)	—
USD/EUR	CIT	07/09/25	EUR	(111)	(131)	(7)
USD/EUR	MSC	07/09/25	EUR	(491)	(579)	(23)
USD/GBP	MSC	07/16/25	GBP	(739)	(1,014)	(31)
USD/HKD	BOA	07/11/25	HKD	(505)	(64)	1
USD/HKD	MSC	07/11/25	HKD	(6,205)	(792)	10
USD/TWD	BOA	08/22/25	TWD	(6,478)	(223)	(5)
USD/TWD	UBS	08/22/25	TWD	(1,803)	(62)	(1)
ZAR/USD	MSC	08/07/25	ZAR	991	56	1
					(968)	(44)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	17,802	6,170	—	23,972
Short Term Investments	762	—	—	762
	18,564	6,170	—	24,734
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	106	—	106
	—	106	—	106
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(150)	—	(150)
	—	(150)	—	(150)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 93.4%
Information Technology 16.4%
Accenture Public Limited Company - Class A	11	3,180
Adobe Inc. (a)	1	386
Apple Inc.	12	2,537
AppLovin Corporation - Class A (a)	3	1,136
Arista Networks, Inc. (a)	81	8,317
Broadcom Inc.	5	1,352
Cisco Systems, Inc.	93	6,444
CrowdStrike Holdings, Inc. - Class A (a)	5	2,516
Datadog, Inc. - Class A (a)	22	2,967
Dell Technologies Inc. - Class C	40	4,952
Dolby Laboratories, Inc. - Class A	15	1,098
Fortinet, Inc. (a)	19	1,997
International Business Machines Corporation	14	4,002
Intuit Inc.	2	1,496
Lam Research Corporation	14	1,408
Lattice Semiconductor Corporation (a)	9	420
Microsoft Corporation	7	3,712
Motorola Solutions, Inc.	6	2,532
Nutanix, Inc. - Class A (a)	5	371
NVIDIA Corporation	22	3,506
Palantir Technologies Inc. - Class A (a)	7	981
Palo Alto Networks, Inc. (a)	2	350
Roper Technologies, Inc.	9	4,943
Salesforce, Inc.	3	767
ServiceNow, Inc. (a)	3	3,185
Teledyne Technologies Incorporated (a)	1	492
Tyler Technologies, Inc. (a)	4	2,446
Ubiquiti Inc. (b)	1	584
Zoom Communications, Inc. - Class A (a)	57	4,431
Zscaler, Inc. (a)	1	451
		72,959
Consumer Staples 14.3%
Altria Group, Inc.	30	1,778
Casey's General Stores, Inc.	2	1,099
Church & Dwight Co., Inc.	30	2,915
Coca-Cola Company, The	80	5,674
Coca-Cola Consolidated, Inc.	1	156
Colgate-Palmolive Company	58	5,255
Costco Wholesale Corporation	6	5,915
General Mills, Inc.	30	1,538
Hormel Foods Corporation	47	1,424
Kimberly-Clark Corporation	1	182
Kraft Heinz Company, The	24	611
Kroger Co., The	78	5,614
Mondelez International, Inc. - Class A	32	2,128
Monster Beverage 1990 Corporation (a)	81	5,047
PepsiCo, Inc.	31	4,062
Philip Morris International Inc.	35	6,333
Pilgrim's Pride Corporation	15	670
Procter & Gamble Company, The	34	5,459
Seaboard Corporation	—	426
The Hershey Company	11	1,837
Walmart Inc.	58	5,697
		63,820
Industrials 13.4%
AAON, Inc.	7	489
Automatic Data Processing, Inc.	19	5,900
Caci International Inc. - Class A (a)	7	3,391
Caterpillar Inc.	3	977
Cintas Corporation	10	2,262
Copart, Inc. (a)	52	2,534
Cummins Inc.	—	134
Deere & Company	1	711
FTI Consulting, Inc. (a)	16	2,519
General Dynamics Corporation	8	2,313
General Electric Company	25	6,381
Illinois Tool Works Inc.	5	1,360
KBR, Inc.	3	124
Leidos Holdings, Inc.	7	1,040
Lockheed Martin Corporation	11	4,875
MSC Industrial Direct Co., Inc. - Class A	12	979
Northrop Grumman Corporation	6	2,817
Parsons Corporation (a)	10	746
Republic Services, Inc.	24	5,984
Rollins, Inc.	8	471
RTX Corporation	15	2,197
Trane Technologies Public Limited Company	9	3,740
Verisk Analytics, Inc.	5	1,681
Waste Management, Inc.	26	5,865
Westinghouse Air Brake Technologies Corporation	1	158
		59,648
Financials 13.0%
Allstate Corporation, The	7	1,464
Arch Capital Group Ltd.	38	3,501
CBOE Global Markets, Inc.	28	6,484
Chubb Limited	21	5,946
Cincinnati Financial Corporation	2	309
Citigroup Inc.	7	578
CME Group Inc. - Class A	23	6,206
Everest Group, Ltd.	7	2,346
Fiserv, Inc. (a)	8	1,453
Hartford Insurance Group, Inc., The	9	1,170
Intercontinental Exchange, Inc.	7	1,313
JPMorgan Chase & Co.	1	392
Loews Corporation	5	486
Marsh & Mclennan Companies, Inc.	2	408
MasterCard Incorporated - Class A	11	6,049
Prosperity Bancshares, Inc.	13	945
The Progressive Corporation	22	5,880
Travelers Companies, Inc., The	15	4,118
Visa Inc. - Class A	17	6,173
W. R. Berkley Corporation	12	902
White Mountains Insurance Group Ltd	1	1,787
		57,910
Health Care 12.6%
Abbott Laboratories	43	5,906
Becton, Dickinson and Company	4	695
Boston Scientific Corporation (a)	31	3,360
Cardinal Health, Inc.	16	2,700
Cencora, Inc.	14	4,276
Centene Corporation (a)	2	102
Chemed Corporation	2	819
Cigna Group, The	3	1,111
Danaher Corporation	7	1,404
Edwards Lifesciences Corporation (a)	8	596
Elevance Health, Inc.	4	1,709
Eli Lilly and Company	2	1,572
Hologic, Inc. (a)	3	188
Humana Inc.	5	1,166
Johnson & Johnson	37	5,617
McKesson Corporation	8	6,228
Medpace Holdings, Inc. (a)	3	855
Medtronic, Inc.	13	1,090
Merck & Co., Inc.	47	3,686
Neurocrine Biosciences, Inc. (a)	12	1,476
Regeneron Pharmaceuticals, Inc.	3	1,403
Stryker Corporation	2	609
Thermo Fisher Scientific Inc.	2	919
United Therapeutics Corporation (a)	10	2,781
UnitedHealth Group Incorporated	10	3,115
Veeva Systems Inc. - Class A (a)	3	973
Vertex Pharmaceuticals Incorporated (a)	3	1,183
Viking Therapeutics, Inc. (a)	13	338
		55,877
Communication Services 10.3%
Alphabet Inc. - Class A	38	6,616
AT&T Inc.	216	6,254
DoubleVerify Holdings, Inc. (a)	51	764
Electronic Arts Inc.	37	5,874
Fox Corporation - Class A	12	685
Liberty Global Ltd. - Class A (a)	49	490
Meta Platforms, Inc. - Class A	9	6,687
Netflix, Inc. (a)	3	3,586
Spotify Technology S.A. (a)	8	6,125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
The New York Times Company - Class A	8	455
T-Mobile US, Inc.	10	2,471
Verizon Communications Inc.	135	5,828
		45,835
Consumer Discretionary 8.0%
Airbnb, Inc. - Class A (a)	1	131
Amazon.com, Inc. (a)	4	779
AutoZone, Inc. (a)	1	5,353
Booking Holdings Inc.	1	5,222
Chipotle Mexican Grill, Inc. (a)	15	870
Deckers Outdoor Corporation (a)	20	2,017
Dillard's, Inc. - Class A (b)	5	1,935
DoorDash, Inc. - Class A (a)	2	547
Garmin Ltd.	10	2,047
General Motors Company	29	1,406
Macy's, Inc.	11	123
McDonald's Corporation	18	5,372
O'Reilly Automotive, Inc. (a)	63	5,685
TJX Companies, Inc., The	22	2,761
Williams-Sonoma, Inc.	9	1,493
		35,741
Energy 4.0%
Chevron Corporation	17	2,499
Civitas Resources, Inc.	60	1,658
ConocoPhillips	25	2,246
Coterra Energy Inc.	27	680
DT Midstream, Inc.	18	1,958
EOG Resources, Inc.	35	4,167
Exxon Mobil Corporation	24	2,602
Texas Pacific Land Corporation	2	2,107
		17,917
Materials 1.0%
Linde Public Limited Company	8	3,664
Packaging Corporation of America	4	691
		4,355
Utilities 0.4%
Duke Energy Corporation	16	1,944
Total Common Stocks (cost $320,068)		416,006
SHORT TERM INVESTMENTS 6.4%
Investment Companies 6.0%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	27,098	27,098
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	1,723	1,723
Total Short Term Investments (cost $28,821)		28,821
Total Investments 99.8% (cost $348,889)		444,827
Other Derivative Instruments 0.0%		127
Other Assets and Liabilities, Net 0.2%		545
Total Net Assets 100.0%		445,499

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,626	71,316	50,844	357	—	—	27,098	6.1
JNL Government Money Market Fund, 4.30% - Class SL	—	5,660	3,937	1	—	—	1,723	0.4
	6,626	76,976	54,781	358	—	—	28,821	6.5

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	85	September 2025	25,725	127	853

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	416,006	—	—	416,006
Short Term Investments	28,821	—	—	28,821
	444,827	—	—	444,827
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	853	—	—	853
	853	—	—	853

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 60.5%
Information Technology 15.4%
Accenture Public Limited Company - Class A	6	1,903
Accton Technology Corporation	7	175
Adobe Inc. (a) (b)	10	3,994
Advanced Micro Devices, Inc. (a)	2	341
Amphenol Corporation - Class A	23	2,253
Analog Devices, Inc.	1	323
ANSYS, Inc. (a)	4	1,318
Apple Inc. (b) (c)	201	41,170
Applied Materials, Inc.	10	1,793
Arista Networks, Inc. (a)	15	1,565
ASMedia Technology Inc.	7	459
ASML Holding N.V.	22	17,482
Avaya Holdings Corp. (a)	—	1
Broadcom Inc. (c)	101	27,724
Cadence Design Systems, Inc. (a)	13	4,119
Canon Inc. (d)	33	952
Cisco Systems, Inc.	140	9,735
CommScope Holding Company, Inc. (a)	48	397
Confluent, Inc. - Class A (a)	239	5,970
Constellation Software Inc.	—	1,313
CrowdStrike Holdings, Inc. - Class A (a) (c)	5	2,483
CyberArk Software Ltd. (a) (c)	22	8,800
Dassault Systemes	39	1,422
Datadog, Inc. - Class A (a)	33	4,458
Elm Company	—	114
EPAM Systems, Inc. (a)	1	139
Fair Isaac Corporation (a)	1	1,466
Fortinet, Inc. (a)	30	3,171
FUJIFILM Holdings Corporation	49	1,055
Gen Digital Inc.	22	651
Genius Electronic Optical Co., Ltd.	45	639
Global Unichip Corp.	11	494
Hewlett Packard Enterprise Company	33	679
HP, Inc.	122	2,987
Hygon Information Technology Co., Ltd. - Class A	26	511
Infosys Limited	25	465
Intuit Inc. (c)	14	11,227
IREN Limited (a) (d)	25	367
Jabil Inc.	12	2,530
Keyence Corporation	4	1,520
King Slide Works Co., Ltd.	5	349
Lam Research Corporation	23	2,222
Logitech International S.A. - Class N	16	1,464
Marvell Technology, Inc.	31	2,426
MediaTek Inc.	39	1,660
Microchip Technology Incorporated	15	1,067
Micron Technology, Inc. (c)	100	12,344
Microsoft Corporation (c)	129	64,060
Murata Manufacturing Co., Ltd.	131	1,949
Northern Data AG (a)	7	206
NVIDIA Corporation (b) (c)	399	62,974
NXP Semiconductors N.V.	18	3,859
Oracle Corporation (c)	78	16,969
Palantir Technologies Inc. - Class A (a)	4	522
Palo Alto Networks, Inc. (a)	10	2,144
Qualcomm Incorporated	4	686
Rakus Co., Ltd.	24	385
Realtek Semiconductor Corporation	71	1,372
Salesforce, Inc. (c)	53	14,498
Samsung Electronics Co., Ltd.	30	1,310
SAP SE	26	7,921
ServiceTitan, Inc. - Class A (a)	50	5,357
Shopify Inc. - Class A (a)	7	751
SK Hynix Inc.	6	1,232
Snowflake Inc. - Class A (a)	12	2,721
Socionext Inc. (d)	34	654
STMicroelectronics N.V.	39	1,189
Taiwan Semiconductor Manufacturing Company Limited - ADR	4	869
Taiwan Semiconductor Manufacturing Company Limited	571	20,678
Tata Consultancy Services Limited	27	1,079
TE Connectivity Public Limited Company	4	696
Texas Instruments Incorporated	4	775
Tokyo Electron Limited	2	306
Trend Micro Incorporated	12	803
Veritas NewCo. (a) (e)	4	91
Veritas NewCo. (a) (e)	6	131
Western Digital Corporation	12	762
WOM Mobile SPA (a) (e)	1	16
Workday, Inc. - Class A (a)	6	1,530
Xero Limited (a) (f)	1	63
Xiaomi Corporation (a) (g)	86	664
		408,919
Financials 9.6%
Abu Dhabi Commercial Bank PJSC	28	103
Admiral Group PLC	22	1,000
AIA Group Limited	148	1,336
Akbank Turk Anonim Sirketi - Class A	87	151
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana - GDR (g)	4	111
Al Rajhi Banking and Investment Corporation	16	391
Allianz SE	6	2,507
AXA	13	653
Axis Bank Limited	4	50
B3 S.A. - Brasil, Bolsa, Balcao	509	1,362
Bajaj Finance Limited	4	40
Banca Monte dei Paschi di Siena S.p.A.	33	282
Banco Bilbao Vizcaya Argentaria, S.A.	220	3,374
Banco de Sabadell, S.A.	356	1,138
Banco do Brasil S.A	256	1,044
Bank of America Corporation (c)	339	16,043
Bankinter Sociedad Anonima (d)	85	1,104
BB Seguridade Participacoes S.A.	115	756
Berkshire Hathaway Inc. - Class B (a)	—	141
Bper Banca S.P.A.	94	855
CaixaBank, S.A.	271	2,348
Capital One Financial Corporation (c)	111	23,573
CIMB Group Holdings Berhad	40	65
Citigroup Inc.	196	16,679
Comerica Incorporated	2	112
Credicorp Ltd.	5	1,018
Dai-ichi Life Holdings, Inc.	184	1,387
Daiwa Securities Group Inc.	37	265
DNB Bank ASA	15	405
Edenred	10	298
Erie Indemnity Company - Class A	3	1,043
eToro Group Ltd. - Class A (a)	10	670
FactSet Research Systems Inc.	1	486
Fifth Third Bancorp	21	877
Finecobank Banca Fineco S.P.A.	12	258
First Citizens BancShares, Inc. - Class A	—	657
First Horizon Corporation	11	224
FirstRand Limited	193	826
Fiserv, Inc. (a)	18	3,128
Flagstar Financial, Inc.	89	948
Global Payments Inc.	2	140
GMO Payment Gateway, Inc.	8	544
Grupo Cibest S A - ADR	3	116
Grupo Financiero Banorte, S.A.B. de C.V.	151	1,390
ICICI Bank Limited	3	56
ING Groep N.V.	89	1,943
Intesa Sanpaolo SPA	2,280	13,165
Invesco Ltd.	80	1,261
Investor Aktiebolag - Class B	33	990
Japan Exchange Group, Inc.	75	757
Japan Post Bank Co., Ltd.	227	2,450
Japan Post Holdings Co., Ltd.	75	697
Joint Stock Company Kaspi.Kz - ADR (g)	3	223
JPMorgan Chase & Co. (c)	63	18,324
KB Financial Group Inc.	9	756
KKR & Co. Inc. - Class A	71	9,474
Komercni banka, a.s.	2	119
Lion Finance Group PLC	2	192
Lloyds Banking Group PLC	619	653
Macquarie Group Limited	5	740

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
MarketAxess Holdings Inc.	6	1,440
Marsh & Mclennan Companies, Inc.	80	17,454
MasterCard Incorporated - Class A	23	12,965
Metropolitan Bank & Trust Company	61	78
Mitsubishi UFJ Financial Group, Inc.	168	2,296
MONETA Money Bank, a.s. (g)	15	102
MS&AD Insurance Group Holdings, Inc.	20	454
MSCI Inc. - Class A	5	2,684
National Bank of Greece SA - Class R	9	111
NatWest Group PLC	211	1,483
Nomura Holdings, Inc.	69	457
Northern Trust Corporation	6	710
OTP Bank Nyrt.	5	369
Partners Group Holding AG	2	2,731
PayPal Holdings, Inc. (a)	21	1,577
Power Corporation of Canada (d)	4	140
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	67	1,179
Principal Financial Group, Inc.	26	2,080
PT. Bank Mandiri (Persero) Tbk.	963	290
PT. Bank Syariah Indonesia TBK	451	72
Raiffeisen Bank International AG	2	72
S&P Global Inc.	4	2,316
Sampo Oyj - Class A	42	448
Saudi National Bank, The	6	61
State Street Corporation	11	1,175
Steadfast Group Ltd	28	110
Sumitomo Mitsui Financial Group, Inc.	68	1,714
Synchrony Financial	31	2,068
T. Rowe Price Group, Inc.	17	1,634
The PNC Financial Services Group, Inc.	19	3,565
The Progressive Corporation	64	16,983
Tokio Marine Holdings, Inc.	17	707
Turkiye Is Bankasi Anonim Sirketi - Class C	591	199
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A. (c)	205	13,770
Visa Inc. - Class A	7	2,322
Wells Fargo & Company	219	17,554
XP Inc. - Class A	4	80
Zurich Insurance Group AG - Class N	2	1,203
		256,351
Industrials 8.2%
ABB Ltd - Class N	7	406
Air Arabia PJSC	111	103
Airbus SE	10	1,996
Airtac International Group	18	537
Aktiebolaget Volvo - Class B	31	866
Amentum Holdings, Inc. (a)	44	1,033
Athens International Airport SA	17	193
Atlas Copco Aktiebolag - Class A	51	832
Automatic Data Processing, Inc.	3	930
BAE Systems PLC	774	20,111
BELIMO Holding AG - Class N	1	818
Boeing Company, The (a) (c)	78	16,449
Bouygues	17	755
Bunzl Public Limited Company	17	538
Canadian National Railway Company	18	1,911
Carrier Global Corporation	10	735
Cintas Corporation	5	1,151
Compagnie de Saint-Gobain	70	8,192
Contemporary Amperex Technology Co., Limited - Class A	114	4,001
Daikin Industries, Ltd.	13	1,524
Delta Air Lines, Inc.	69	3,415
DSV A/S	27	6,403
EBARA Corporation	29	556
Eiffage	8	1,159
Experian PLC	14	725
FANUC Corporation	11	310
Frontken Corporation Berhad	151	143
GE Vernova Inc.	3	1,836
Geberit AG - Class N	3	2,142
General Dynamics Corporation	2	625
General Electric Company	11	2,777
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	4	142
GS Engineering & Construction Corp.	14	213
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	1	339
Hindustan Aeronautics Limited	6	326
Howmet Aerospace Inc.	17	3,115
Huntington Ingalls Industries, Inc.	5	1,211
Hyundai Mipo Dockyard Co., Ltd.	4	593
International Container Terminal Services, Inc.	10	75
Kawasaki Kisen Kaisha, Ltd. (d)	39	545
Kingspan Group Public Limited Company	11	910
Komatsu Ltd.	26	870
Kone Corporation - Class B	11	733
Kongsberg Gruppen ASA	29	1,139
Kuhne & Nagel International AG (d)	7	1,487
Leonardo S.p.A.	9	491
Lockheed Martin Corporation	12	5,392
MISUMI Group Inc.	30	399
Mitsubishi Corporation	13	256
Mitsubishi Electric Corporation	27	579
Nidec Corporation	47	904
Nippon Yusen Kabushiki Kaisha	27	985
Northrop Grumman Corporation	2	1,236
Obayashi Corporation	34	521
Otis Worldwide Corporation	6	592
Palladyne AI Corp. (a) (d)	1	11
Paychex, Inc.	2	292
Prysmian S.p.A.	19	1,361
PT. Astra International Tbk	595	165
Relx PLC	319	17,284
Rheinmetall Aktiengesellschaft	—	13
Rockwell Automation, Inc.	3	867
Rolls-Royce Holdings PLC	334	4,435
RTX Corporation	4	520
Safran	3	860
Schneider Electric SE	2	430
SGS SA	8	787
Shimizu Corporation	75	835
Siemens Energy AG (a)	16	1,842
Sojitz Corporation	1	34
Southwest Airlines Co.	19	615
Sungrow Power Supply Co., Ltd. - Class A	17	161
Techtronic Industries Company Limited	84	924
Textron Inc.	28	2,269
Thomson Reuters Corporation	11	2,201
TOTO Ltd.	24	597
Toyota Tsusho Corporation	30	686
Trane Technologies Public Limited Company	34	14,827
TransDigm Group Incorporated	13	19,321
Transurban Holdings Limited	145	1,338
Uber Technologies, Inc. (a)	72	6,712
Union Pacific Corporation	45	10,447
United Airlines Holdings, Inc. (a)	38	3,043
Vertiv Holdings Co - Class A (c)	111	14,219
Vestas Wind Systems A/S	87	1,308
Waste Management, Inc.	5	1,074
Weichai Power Co., Ltd. - Class H	331	674
Wizz Air Holdings PLC (a) (d) (g)	8	119
Yaskawa Electric Corporation	6	138
		216,634
Consumer Discretionary 7.0%
Accor	86	4,470
Airbnb, Inc. - Class A (a)	5	641
Alibaba Group Holding Limited (g)	1	11
Alibaba Group Holding Limited - ADR	17	1,943
Amazon.com, Inc. (a) (b) (c)	221	48,557
Best Buy Co., Inc.	14	915
Bloomberry Resorts Corporation	448	41
Booking Holdings Inc.	—	2,217
BYD Company Limited - Class H	653	10,157
Caesars Entertainment, Inc. (a)	13	382
CarMax, Inc. (a)	33	2,227
Compass Group PLC	361	12,207
D.R. Horton, Inc.	32	4,100
DigiPlus Interactive Corp.	84	78
DK Crown Holdings Inc. - Class A (a)	42	1,804

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
DoorDash, Inc. - Class A (a)	3	749
eBay Inc.	12	891
Eicher Motors Limited	2	107
Evolution AB (publ) (g)	16	1,304
Fast Retailing Co., Ltd.	1	479
Ferrari N.V.	6	2,792
Fiat Chrysler Automobiles N.V.	51	512
Flutter Entertainment Public Limited Company (a)	16	4,444
Garmin Ltd.	1	210
Geely Automobile Holdings Limited	211	431
General Motors Company	4	188
Genius Sports Limited (a)	107	1,114
Great Wall Motor Company Limited - Class A	450	1,348
Greek Organisation of Football Prognostics S.A. - Class R	5	109
Haidilao International Holding Ltd. (g)	126	240
Hermes International	4	11,680
Hilton Worldwide Holdings Inc.	24	6,356
Home Depot, Inc., The	36	13,215
Industria de Diseno Textil, S.A.	18	917
Isetan Mitsukoshi Holdings Ltd. (d)	28	429
J.Front Retailing Co., Ltd. (d)	4	50
Jawbone Inc. (e) (g)	—	—
JD.com, Inc. - Class A	84	1,369
KIA Corporation	10	719
Las Vegas Sands Corp.	60	2,605
Lojas Renner S/A.	265	956
LPP Spolka Akcyjna	—	253
Lululemon Athletica Inc. (a)	1	225
LVMH Moet Hennessy Louis Vuitton	10	5,190
Mazda Motor Corporation	71	427
MercadoLibre, Inc. (a)	1	2,436
MGM Resorts International (a)	2	84
Misto Holdings Corporation	3	89
Mr Price Group (d)	30	376
NagaCorp Ltd. (a)	154	70
NIKE, Inc. - Class B	7	473
Nikon Corporation (d)	27	280
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	—	45
Prosus N.V. - Class N	62	3,470
PT. Mitra Adiperkasa Tbk	1,102	80
Rakuten Group, Inc. (a)	83	458
Shenzhou International Group Holdings Limited	48	344
Societe d'exploitation Hoteliere	9	542
Suzuki Motor Corporation	95	1,152
Tesla Inc. (a) (c)	31	9,712
TJX Companies, Inc., The	89	10,970
Toll Brothers, Inc.	9	1,059
Tractor Supply Company	19	983
Ulta Beauty, Inc. (a)	2	742
Wynn Macau, Limited (d)	805	557
Yamaha Motor Co., Ltd. (d)	88	658
Yum China Holdings, Inc.	28	1,251
Yum! Brands, Inc.	6	902
		185,792
Health Care 5.8%
AbbVie Inc.	8	1,550
Agilent Technologies, Inc.	1	143
Alcon AG	10	929
Amgen Inc.	4	985
argenx SE (a)	2	958
argenx SE - ADR (a)	1	562
Asahi Intecc Co., Ltd.	29	452
AstraZeneca PLC	8	1,177
Boston Scientific Corporation (a)	152	16,355
Coloplast A/S - Class B	6	543
CSL Limited	4	600
Daiichi Sankyo Company, Limited	64	1,499
Danaher Corporation	22	4,371
Davita Inc. (a)	7	1,014
DexCom, Inc. (a)	16	1,434
Edwards Lifesciences Corporation (a)	15	1,190
Eli Lilly and Company (c)	35	27,028
EssilorLuxottica	35	9,637
Galderma Group AG	14	2,106
Genmab A/S (a)	2	409
Gilead Sciences, Inc.	10	1,120
Grand Round, Inc. (e) (g)	644	483
GSK PLC	74	1,400
Hoya Corporation	6	712
Humana Inc.	1	150
Intuitive Surgical, Inc. (a) (c)	20	11,033
IQVIA Holdings Inc (a)	3	462
Johnson & Johnson	18	2,777
Masimo Corporation (a)	20	3,353
McKesson Corporation	17	12,621
Medtronic, Inc.	112	9,744
Merck & Co., Inc.	22	1,725
MERCK Kommanditgesellschaft auf Aktien	7	915
Mettler-Toledo International Inc. (a)	1	687
Moderna, Inc. (a)	15	415
NMC Health PLC (e)	162	—
Novartis AG - Class N	10	1,239
Novo Nordisk A/S - Class B	83	5,737
Olympus Corporation	72	854
Rede D'or Sao Luiz S.A.	8	54
ResMed Inc.	3	807
Sanofi	72	6,988
Santen Pharmaceutical Co., Ltd.	31	359
Straumann Holding AG - Class N	1	144
Stryker Corporation	32	12,575
Telix Pharmaceuticals Limited (a)	30	488
UnitedHealth Group Incorporated	4	1,148
Universal Health Services, Inc. - Class B	6	1,045
Vertex Pharmaceuticals Incorporated (a)	2	758
Viatris Inc.	73	652
Waters Corporation (a)	2	535
Zimmer Biomet Holdings, Inc.	9	808
Zoetis Inc. - Class A	3	482
		155,212
Communication Services 5.6%
Alphabet Inc. - Class C (c)	178	31,588
AMC Networks, Inc. - Class A (a)	15	91
AT&T Inc.	93	2,686
Cellnex Telecom, S.A. (g)	160	6,202
Electronic Arts Inc.	8	1,331
Elisa Oyj	9	495
Etihad Etisalat Company	16	250
Former Charter Communications Parent, Inc. - Class A (a)	2	1,005
Fox Corporation - Class A	55	3,063
Hellenic Telecommunications Organization S.A. - Class R	5	103
International Games System Co., Ltd.	26	765
Kakaku.com, Inc.	24	440
Koninklijke KPN N.V.	255	1,243
Krafton, Inc. (a)	3	745
Lionsgate Studios Corp. (a)	116	673
Live Nation Entertainment, Inc. (a)	55	8,246
Lumen Technologies, Inc. (a)	176	770
LY Corporation	242	889
Match Group, Inc.	105	3,229
Meta Platforms, Inc. - Class A (c)	44	32,737
NAVER Corporation	11	2,154
NetEase, Inc.	83	2,240
Netflix, Inc. (a) (c)	10	13,634
NEXON Co., Ltd.	61	1,219
Nintendo Co., Ltd.	—	29
Orange	78	1,189
Paramount Global - Class B	14	186
PT. Telekomunikasi Indonesia (Persero) Tbk	290	50
Sea Limited - Class A - ADR (a)	4	717
SoftBank Group Corp	4	312
Spotify Technology S.A. (a)	3	2,549
Starz Entertainment (a)	5	77
Take-Two Interactive Software, Inc. (a)	6	1,558
Telenor ASA	40	621
Tencent Holdings Limited	139	8,966
T-Mobile US, Inc.	7	1,676

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
True Corporation Public Company Limited (a)	316	108
Universal Music Group N.V.	10	327
Verizon Communications Inc.	78	3,386
Vivendi SE	123	425
Walt Disney Company, The (c)	85	10,535
Warner Bros. Discovery, Inc. - Series A (a)	100	1,145
		149,654
Energy 3.1%
BP P.L.C.	115	575
Cameco Corporation (c)	126	9,322
Canadian Natural Resources Limited	43	1,347
Cenovus Energy Inc.	74	1,009
Cheniere Energy, Inc.	5	1,119
Chevron Corporation (c)	39	5,630
ENEOS Holdings, Inc.	215	1,064
Enterprise Products Partners L.P.	23	706
EOG Resources, Inc.	31	3,660
EQT Corporation (c)	124	7,230
Flowco Holdings Inc. - Class A	28	504
Hess Corporation (c)	27	3,677
Hindustan Petroleum Corporation Limited	10	54
Idemitsu Kosan Co., Ltd.	72	439
Koninklijke Vopak N.V.	5	237
Marathon Petroleum Corporation	6	975
Phillips 66	7	837
Repsol SA (d)	57	833
Santos Limited	124	622
Shell PLC - Class A	446	15,737
Solaris Energy Infrastructure, Inc. - Class A	78	2,216
Suncor Energy Inc. (d)	136	5,103
TC Energy Corporation (d)	43	2,094
Valero Energy Corporation (c)	71	9,513
Venture Global, Inc. - Class A (d)	18	286
Viper Energy, Inc. - Class A	18	679
Williams Companies, Inc., The	115	7,251
		82,719
Consumer Staples 2.3%
Alimentation Couche-Tard Inc.	37	1,824
Altria Group, Inc.	29	1,706
British American Tobacco P.L.C.	30	1,438
Carlsberg A/S - Class B	2	259
Carrefour	40	563
Clorox Company, The	2	252
Costco Wholesale Corporation	23	22,738
CP ALL Public Company Limited	158	214
Eastroc Beverage(Group) Co., Ltd. - Class A	20	872
Estee Lauder Companies Inc., The - Class A	7	570
Fomento Economico Mexicano, S.A. B. De C.V.	5	52
J Sainsbury PLC	287	1,143
Japan Tobacco Inc. (d)	35	1,025
Jeronimo Martins, SGPS, S.A.	7	168
KT&G Corporation	7	632
L'Oreal	1	426
Marks and Spencer Group P.L.C.	161	784
Molson Coors Beverage Company - Class B	4	187
Nongfu Spring Co., Ltd. - Class H (g)	50	257
PepsiCo, Inc.	23	3,030
Philip Morris International Inc.	11	2,076
Rohto Pharmaceutical Co., Ltd.	23	326
Unicharm Corporation (d)	79	566
Walgreens Boots Alliance, Inc.	46	533
Walmart Inc. (c)	198	19,365
Woolworths Group Limited	54	1,103
		62,109
Utilities 1.8%
Duke Energy Corporation	18	2,100
Edison International	16	821
Elia Group	4	409
Eneva S.A. (a)	63	158
Engie	15	359
Eversource Energy	13	822
GAIL (India) Limited	33	73
National Grid PLC	1,062	15,542
NextEra Energy, Inc. (c)	160	11,074
NRG Energy, Inc.	15	2,368
RWE Aktiengesellschaft	28	1,173
Vistra Corp. (c)	61	11,815
		46,714
Materials 1.6%
Agnico Eagle Mines Limited	6	706
Air Products and Chemicals, Inc. (c)	16	4,618
Algoma Steel Group Inc.	88	607
Amcor Pty Ltd	117	1,071
Amrize AG (a)	10	491
Asahi Kasei Corporation	44	315
Ball Corporation	10	566
Barrick Mining Corporation	97	2,023
BHP Group Limited	77	1,860
Boliden AB (a)	16	497
Borouge PLC	167	116
CEMEX S.A.B. de C.V. - Series A	429	297
CF Industries Holdings, Inc.	20	1,808
CRH Public Limited Company	92	8,417
DuPont de Nemours, Inc.	20	1,404
Eldorado Gold Corporation (a)	12	242
Evonik Industries AG	28	585
Fortescue Ltd	19	191
Freeport-McMoRan Inc. (c)	155	6,728
Fresnillo PLC	43	847
Grupo Mexico, S.A.B. de C.V. - Class B	9	53
Harmony Gold Mining Company	63	879
Holcim AG	10	732
James Hardie Industries Public Limited Company - CHESS	23	634
Kansai Paint Co., Ltd.	22	296
Kumba Iron Ore Ltd (d) (g)	9	151
Kuraray Co., Ltd. (d)	37	470
LyondellBasell Industries N.V. - Class A	14	789
Mosaic Company, The	33	1,217
Nippon Paint Holdings Co., Ltd.	83	668
Nissan Chemical Corporation	17	518
Nucor Corporation	5	710
Quintis Limited (e) (g) (t)	3,771	—
Saudi Basic Industries Corporation	5	70
SSAB AB - Class A	32	193
SSAB AB - Class B	62	364
Symrise AG	7	778
Teck Resources Limited - Class B	12	494
Valterra Platinum	14	611
Yanbu National Petrochemical Company	11	92
		43,108
Real Estate 0.1%
Aldar Properties - P J S C	53	129
Ayala Land Inc.	198	95
Digital Realty Trust, Inc.	2	319
Emaar Development LLC	22	81
Emaar Properties (P.J.S.C)	108	401
PT. Ciputra Development	2,757	162
UOL Group Limited	29	139
Ventas, Inc.	9	596
Vonovia SE	20	701
		2,623
Total Common Stocks (cost $1,395,893)		1,609,835
CORPORATE BONDS AND NOTES 10.5%
Financials 2.1%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (g) (h)	200	243
Acrisure, LLC
4.25%, 02/15/29 (i)	262	252
AIA Group Limited
5.40%, 09/30/54 (g)	300	282
AIB Group Public Limited Company
6.00%, (100, 07/14/31), EUR (g) (h)	250	292
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (i)	465	456
7.00%, 01/15/31 (i)	181	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
AmWINS Group, Inc.
4.88%, 06/30/29 (i)	154	150
Ardonagh Finco Ltd.
6.88%, 02/15/31, EUR (i)	1,475	1,782
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (i)	537	590
Axis Bank Limited
4.10%, (100, 09/08/26) (g) (h)	300	291
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (g) (h)	400	499
7.75%, (100, 01/14/32) (h) (j)	600	608
8.38%, (100, 06/21/28), EUR (g) (h)	200	261
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (h) (i)	200	194
Banco Santander, S.A.
3.13%, 10/06/26, GBP (g)	500	683
Bank of America Corporation
1.95%, 10/27/26, EUR (g)	556	654
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (g) (h)	429	508
Bank of New York Mellon Corporation, The
6.30%, (100, 03/20/30) (h)	73	75
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (g) (h)	400	505
Barclays PLC
4.38%, (100, 03/15/28) (h) (j)	214	199
7.63%, (100, 03/15/35) (d) (h) (j)	200	201
3.00%, 05/08/26, GBP (g)	100	135
3.25%, 02/12/27, GBP (g)	100	135
BNP Paribas
4.63%, (100, 01/12/27) (h) (i)	214	208
3.38%, 01/23/26, GBP (g)	100	136
1.88%, 12/14/27, GBP (g)	100	129
Bper Banca S.P.A.
6.50%, (100, 03/20/30), EUR (g) (h)	200	241
Bracken Midco1 PLC
6.75%, 11/01/27, GBP (g) (k)	183	248
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (g) (h) (j)	400	488
6.25%, (100, 07/24/32), EUR (g) (h)	200	241
Citigroup Inc.
6.95%, (100, 02/15/30) (h)	76	78
1.25%, 07/06/26, EUR (g)	555	654
1.75%, 10/23/26, GBP	200	265
COMMERZBANK Aktiengesellschaft
4.25%, (100, 10/09/27), EUR (g) (h)	200	230
6.50%, (100, 10/09/29), EUR (g) (h)	600	745
7.88%, (100, 07/02/29), EUR (g) (h)	400	523
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (g)	100	130
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (g) (h)	200	229
4.63%, (100, 10/30/27), EUR (g) (h)	1,000	1,131
7.13%, EUR (g) (h)	200	240
Dongyang Life Insurance Co., Ltd.
6.25%, 05/07/35 (g)	300	308
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (g)	185	223
Eurobank Ergasias Services And Holdings S.A
4.00%, 02/07/36, EUR (g)	421	485
Far East Horizon Limited
6.00%, 10/01/28 (g)	250	249
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (g)	579	671
First Citizens BancShares, Inc.
6.25%, 03/12/40	2,373	2,366
Flourishing Trade And Investment Ltd
11.04%, 04/02/28 (e) (i) (k)	3,711	3,785
Focus Financial Partners, LLC
6.75%, 09/15/31 (i)	266	272
Freedom Mortgage Corporation
12.00%, 10/01/28 (i)	200	215
12.25%, 10/01/30 (i)	100	111
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (i)	200	206
8.38%, 04/01/32 (i)	108	109
FWD Group Investments Limited
8.40%, 04/05/29 (g)	1,700	1,750
General Motors Financial Company, Inc.
4.30%, 02/15/29, EUR (g)	374	459
Global Payments Inc.
4.88%, 03/17/31, EUR	269	332
Goldman Sachs Group, Inc., The
0.25%, 01/26/28, EUR (g)	634	706
7.25%, 04/10/28, GBP	137	201
0.88%, 05/09/29, EUR (g)	588	643
GS Finance Corp.
8.75%, (10 Year Treasury + 0.00%), 02/14/30 (l)	4,390	4,464
Home Point Capital Inc.
5.00%, 02/01/26 (i)	141	141
Howden UK Refinance PLC
7.25%, 02/15/31 (i)	200	207
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (g) (h) (j)	452	529
6.95%, (100, 08/27/31) (h) (j)	68	68
1.75%, 07/24/27, GBP (j)	100	133
HUB International Limited
7.25%, 06/15/30 (i)	515	538
ING Groep N.V.
3.88%, (100, 05/16/27) (h) (j)	400	371
7.25%, (100, 11/16/34) (g) (h)	450	457
3.00%, 02/18/26, GBP (g) (j)	100	136
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (h)	69	71
1.09%, 03/11/27, EUR (g)	578	675
3.67%, 06/06/28, EUR (g)	493	593
Kane Bidco Limited
6.50%, 02/15/27, GBP (i)	991	1,374
KBC Groep
1.25%, 09/21/27, GBP (g) (j)	100	132
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (i)	291	310
Lloyds Banking Group PLC
7.50%, (100, 06/27/30), GBP (h)	200	276
Minejesa Capital B.V.
5.63%, 08/10/37 (i)	200	192
Morgan Stanley
1.34%, 10/23/26, EUR	705	828
4.66%, 03/02/29, EUR	471	582
Muangthai Capital Public Company Limited
6.88%, 09/30/28 (g)	300	299
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	489
National Bank of Greece SA
5.88%, 06/28/35, EUR (g)	200	251
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (i)	100	100
6.50%, 08/01/29 (i)	147	150
5.75%, 11/15/31 (i)	211	213
7.13%, 02/01/32 (i)	200	208
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (g) (h) (j)	215	291
7.50%, (100, 12/20/30), GBP (g) (h)	567	785
NatWest Group PLC
7.50%, (100, 02/28/32), GBP (h) (j)	225	306
2.88%, 09/19/26, GBP	100	137
3.13%, 03/28/27, GBP (g)	100	136
Nexi Spa
0.00%, 02/24/28, EUR (g) (j) (m)	400	428
NN Group N.V.
5.75%, (100, 09/11/34), EUR (g) (h)	275	320
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (h)	425	430
OneMain Finance Corporation
7.13%, 11/15/31	110	114
Osaic Holdings, Inc.
6.25%, 03/01/28 (i)	300	301

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Panther Escrow Issuer LLC
7.13%, 06/01/31 (i)	291	302
Progroup AG
5.13%, 04/15/29, EUR (i)	224	267
5.38%, 04/15/31, EUR (i)	188	219
PT. Bank Negara Indonesia (Persero), Tbk.
4.30%, (100, 03/24/27) (g) (h)	300	287
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (g)	100	137
Shift4 Payments, LLC
5.50%, 05/15/33, EUR (g)	259	315
Societe Generale
8.13%, (100, 11/21/29) (h) (i) (j)	427	434
Stena International S.A.
7.25%, 01/15/31 (g)	1,417	1,419
Sumitomo Mitsui Financial Group, Inc.
6.45%, (100, 06/05/35) (h)	482	475
Swedbank AB
1.38%, 12/08/27, GBP (g)	100	131
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	1,202	1,165
Toronto-Dominion Bank, The
2.88%, 04/05/27, GBP (g) (j)	100	134
UBS Group AG
6.85%, (100, 09/10/29) (h) (i) (j)	725	728
7.00%, (100, 02/10/30) (h) (i) (j)	200	199
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (i)	200	202
UnipolSai Assicurazioni S.p.A.
4.90%, 05/23/34, EUR (g)	200	246
United Wholesale Mortgage, LLC
5.50%, 04/15/29 (i)	75	73
UWM Holdings Corporation
6.63%, 02/01/30 (i)	402	403
VistaJet Group Holding SA
9.50%, 06/01/28 (i)	100	103
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (i)	100	101
6.38%, 02/01/30 (i)	100	94
Wells Fargo & Company
1.38%, 10/26/26, EUR (g)	578	672
1.50%, 05/24/27, EUR (g)	882	1,021
0.63%, 03/25/30, EUR (g)	581	613
WOM Chile Holdco SpA
5.00%, 04/01/32 (i) (j) (k)	292	289
WOM Mobile S.A.
12.50%, 04/01/31 (i) (k)	83	82
Worldline
5.50%, 06/10/30, EUR (d) (g)	500	514
		55,849
Consumer Discretionary 1.6%
AAG FH UK Limited
8.38%, 01/15/29 (i)	200	185
Adient Global Holdings Ltd
7.50%, 02/15/33 (i)	261	267
Adler Pelzer Holding GmbH
9.50%, 04/01/27, EUR (i)	276	319
Affinity Interactive
6.88%, 12/15/27 (i)	157	96
Afflelou
6.00%, 07/25/29, EUR (g)	430	525
Alibaba Group Holding Limited
0.50%, 06/01/31 (j)	697	881
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (g)	640	800
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	385	352
Aramark Services, Inc.
5.00%, 02/01/28 (i)	266	265
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	654	621
10.38%, 03/31/29, GBP (g)	611	779
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (i)	212	217
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (g)	256	304
Bertrand Franchise Finance
5.99%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (g) (l)	464	535
Boyd Gaming Corporation
4.75%, 06/15/31 (d) (i)	303	290
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (i)	100	100
4.88%, 02/15/30 (i)	166	149
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (g)	259	309
6.60%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (g) (l)	355	419
Caesars Entertainment, Inc.
4.63%, 10/15/29 (i)	250	239
6.00%, 10/15/32 (i)	149	146
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (g)	122	172
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (i)	331	332
Churchill Downs Incorporated
5.50%, 04/01/27 (i)	130	130
Cinemark USA, Inc.
5.25%, 07/15/28 (i)	559	557
7.00%, 08/01/32 (d) (i)	131	136
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (g)	637	781
Clarios Global LP
6.75%, 05/15/28 - 02/15/30 (i)	431	445
4.75%, 06/15/31, EUR (g)	430	508
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (g)	476	610
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	840	1,142
5.50%, 06/15/27, GBP (i)	971	1,320
Duomo Bidco S.P.A.
6.40%, (3 Month EURIBOR + 4.13%), 07/15/31, EUR (g) (l)	441	520
EG Global Finance PLC
12.00%, 11/30/28 (i)	654	722
Eldorado Resorts, Inc.
8.13%, 07/01/27 (i)	150	150
Fertitta Entertainment LLC
4.63%, 01/15/29 (i)	156	150
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (g)	392	462
6.13%, 06/04/31, GBP (g)	186	257
Forvia
2.75%, 02/15/27, EUR (g) (n)	279	323
Fressnapf Holding SE
5.25%, 10/31/31, EUR (g)	209	248
Full House Resorts, Inc.
8.25%, 02/15/28 (i)	46	45
Goldstory
6.18%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (i) (l)	502	596
6.75%, 02/01/30, EUR (i)	669	816
GTECH S.p.A.
4.88%, 01/31/31, EUR (g)	275	332
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (i)	57	55
4.88%, 07/01/31 (i)	337	311
Hyundai Capital America
5.74%, (SOFR + 1.35%), 03/27/30 (g) (l)	300	298
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (g) (k)	654	805
7.00%, 11/15/31, EUR (g) (k)	394	489
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (i)	366	356
8.25%, 08/01/31 (i)	101	107
LGI Homes, Inc.
7.00%, 11/15/32 (i)	592	564
Light and Wonder International, Inc.
7.25%, 11/15/29 (i)	200	206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
7.50%, 09/01/31 (i)	96	100
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (i)	2,662	2,314
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (i)	177	147
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (g)	137	168
5.25%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (g) (l)	207	245
Magnum Management Corporation
5.25%, 07/15/29	152	149
MAHLE GmbH
6.50%, 05/02/31, EUR (i)	767	915
MGM Resorts International
6.50%, 04/15/32 (d)	80	81
Mohegan Escrow Issuer, LLC
11.88%, 04/15/31 (i)	234	245
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (g)	294	324
NCL Corporation Ltd.
6.75%, 02/01/32 (d) (i)	414	423
Newell Brands Inc.
6.38%, 05/15/30 (d)	173	168
6.63%, 05/15/32	170	163
PetSmart, LLC
4.75%, 02/15/28 (d) (i)	250	244
Pinewood Finco PLC
6.00%, 03/27/30, GBP (i)	828	1,121
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (g)	273	396
PrestigeBidCo GmbH
6.03%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (g) (l)	358	423
Rakuten Group, Inc.
8.13%, (100, 12/15/29) (h) (i)	500	489
RCI Banque
5.50%, 10/09/34, EUR (g)	600	743
4.75%, 03/24/37, EUR (g)	200	237
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (d) (i)	168	165
4.00%, 10/15/30 (i)	406	379
Sabre GLBL Inc.
8.63%, 06/01/27 (i)	221	226
10.75%, 11/15/29 (i)	1,433	1,473
11.13%, 07/15/30 (i)	450	471
Schaeffler AG
4.25%, 04/01/28, EUR (g)	200	237
5.38%, 04/01/31, EUR (g)	100	120
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (i)	1,589	1,869
Six Flags Operations Inc.
5.50%, 04/15/27 (i)	219	218
Station Casinos LLC
6.63%, 03/15/32 (i)	200	205
STL Holding Company LLC
8.75%, 02/15/29 (i)	212	222
Stonegate Pub Company Financing PLC
8.77%, (3 Month EURIBOR + 6.63%), 07/31/29, EUR (g) (l)	183	219
10.75%, 07/31/29, GBP (g)	578	820
Studio City Finance Limited
5.00%, 01/15/29 (g)	300	275
Tenneco Inc.
8.00%, 11/17/28 (d) (i)	1,088	1,076
The Goodyear Tire & Rubber Company
5.25%, 04/30/31	100	96
5.63%, 04/30/33	177	169
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (g)	499	710
TKC Holdings, Inc.
6.88%, 05/15/28 (i)	100	100
TUI Cruises GmbH
6.25%, 04/15/29, EUR (i)	521	638
5.00%, 05/15/30, EUR (g)	160	189
Univision Communications Inc.
6.63%, 06/01/27 (i)	185	185
4.50%, 05/01/29 (d) (i)	128	116
7.38%, 06/30/30 (i)	100	98
8.50%, 07/31/31 (i)	179	179
Viking Cruises Limited
5.88%, 09/15/27 (i)	386	386
Volkswagen International Finance N.V.
5.49%, (100, 11/15/30), EUR (g) (h)	100	119
5.99%, (100, 11/15/33), EUR (g) (h)	200	237
4.25%, 10/09/25, GBP (g)	100	137
Voyager Parent, LLC
9.25%, 07/01/32 (i)	117	122
Wynn Macau, Limited
5.63%, 08/26/28 (g)	300	294
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (g)	300	354
		42,942
Communication Services 1.5%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (i)	180	172
Altice France
3.38%, 01/15/28, EUR (g)	138	135
4.13%, 01/15/29, EUR (g)	118	117
4.25%, 10/15/29, EUR (g)	117	115
AMC Networks, Inc.
10.25%, 01/15/29 (i)	889	922
4.25%, 02/15/29 (j)	417	335
4.25%, 02/15/29	804	643
10.50%, 07/15/32 (i)	100	101
Arches Buyer Inc.
4.25%, 06/01/28 (i)	201	192
AT&T Inc.
2.90%, 12/04/26, GBP	245	329
5.50%, 03/15/27, GBP (g)	150	209
British Telecommunications Public Limited Company
4.88%, 11/23/81 (i)	463	426
CCO Holdings, LLC
4.75%, 02/01/32 (i)	188	178
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (g) (j)	200	210
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (i)	261	258
9.00%, 09/15/28 (i)	200	210
Comcast Corporation
0.25%, 09/14/29, EUR	326	346
CommScope, LLC.
9.50%, 12/15/31 (i)	185	194
Connect Finco SARL
9.00%, 09/15/29 (i)	328	330
CSC Holdings, LLC
5.50%, 04/15/27 (d) (i)	856	817
11.25%, 05/15/28 (i)	200	199
11.75%, 01/31/29 (i)	491	465
DISH Network Corporation
0.00%, 12/15/25 (j) (m)	917	827
3.38%, 08/15/26 (j)	258	218
Dotdash Meredith, Inc.
7.63%, 06/15/32 (i)	70	68
Eircom Limited
5.00%, 04/30/31, EUR	442	511
Engineering - Ingegneria Informatica - S.P.A.
8.63%, 02/15/30, EUR (g)	215	271
Eutelsat SA
1.50%, 10/13/28, EUR (g)	100	107
Fibercop S.P.A.
4.75%, 06/30/30, EUR (g)	132	156
5.13%, 06/30/32, EUR (g)	127	150
Frontier Communications Holdings, LLC
5.88%, 11/01/29	60	61
6.00%, 01/15/30 (i)	60	61
8.75%, 05/15/30 (i)	1,462	1,529
8.63%, 03/15/31 (i)	1,100	1,169
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (i)	1,055	1,055
5.00%, 05/01/28 (i)	428	428
6.75%, 05/01/29 (i)	610	618
Frontier Florida LLC
6.86%, 02/01/28	1,259	1,316
Frontier North Inc.
6.73%, 02/15/28	175	180
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (g)	242	266
Gray Media, Inc.
10.50%, 07/15/29 (i)	136	146
Iliad Holding
5.63%, 10/15/28, EUR (g)	1,693	2,029
7.00%, 10/15/28 - 04/15/32 (i)	400	409
Informa Jersey Limited
3.13%, 07/05/26, GBP (g) (o)	100	135
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (i)	305	311
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (i)	400	387
9.50%, 05/30/29 (d) (i)	201	208
Kaixo Bondco Telecom SA.
5.13%, 09/30/29, EUR (g)	273	326
Level 3 Financing, Inc.
10.75%, 12/15/30 (i)	398	451
10.00%, 10/15/32 (i)	270	273
6.88%, 06/30/33 (i)	174	177
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (i)	239	236
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (g)	917	1,078
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (i)	175	183
Netflix, Inc.
3.63%, 05/15/27, EUR (g)	1,048	1,261
Nexstar Escrow Inc.
5.63%, 07/15/27 (i)	129	129
Outfront Media Capital Corporation
5.00%, 08/15/27 (i)	122	121
4.63%, 03/15/30 (i)	200	191
SES
4.13%, 06/24/30, EUR (g)	125	148
4.88%, 06/24/33, EUR (g)	175	208
Snap Inc.
6.88%, 03/01/33 (i)	156	160
SoftBank Group Corp
6.88%, (100, 07/19/27) (g) (h)	300	294
5.38%, 01/08/29, EUR (g)	677	807
5.75%, 07/08/32, EUR (g)	671	785
Summer (BC) Holdco B S.a r.l.
5.88%, 02/15/30, EUR (g)	153	179
6.39%, (3 Month EURIBOR + 4.25%), 02/15/30, EUR (g) (l)	199	231
Sunrise FinCo I B.V.
4.88%, 07/15/31 (i)	950	896
Tele Columbus AG
10.00%, 03/19/29, EUR (a) (g) (k) (p)	566	452
Telecom Argentina SA
9.25%, 05/28/33 (i)	66	67
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (g)	267	368
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (i)	1,000	983
United Group B.V.
6.39%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (i) (l)	642	753
6.50%, 10/31/31, EUR (g)	155	184
Verizon Communications Inc.
1.13%, 11/03/28, GBP	100	124
4.25%, 10/31/30, EUR	506	630
VFU Funding PLC
9.62%, 02/11/27 (g) (l) (n)	161	153
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (g)	525	658
4.13%, 08/15/30, GBP (g)	956	1,182
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (g)	1,382	1,803
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d) (i)	559	547
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	591	725
4.75%, 07/15/31 (i)	263	243
Vodafone Group Public Limited Company
4.13%, 06/04/81	88	80
8.00%, 08/30/86, GBP (g)	228	340
VZ Secured Financing B.V.
5.00%, 01/15/32 (i)	322	286
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (g)	950	1,016
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (i)	142	133
Zegona Finance PLC
6.75%, 07/15/29, EUR (g)	573	717
Ziggo Bond Company B.V.
6.13%, 11/15/32, EUR (g)	170	188
		39,285
Industrials 1.2%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (i)	200	141
Air France - KLM
5.75%, (100, 05/21/30), EUR (g) (h)	200	234
Allegiant Travel Company
7.25%, 08/15/27 (i)	372	372
American Airlines, Inc.
5.50%, 04/20/26 (i)	29	29
Arcosa, Inc.
6.88%, 08/15/32 (i)	200	207
Ardagh Packaging Finance Public Limited Company
2.13%, 08/15/26, EUR (g)	371	415
4.13%, 08/15/26 (d) (i)	2,899	2,722
ATI Inc.
7.25%, 08/15/30	240	252
Bombardier Inc.
7.25%, 07/01/31 (i)	46	48
7.00%, 06/01/32 (i)	342	356
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (i)	245	249
8.75%, 04/15/30 (i)	724	740
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (i)	108	100
9.50%, 08/15/29 (i)	100	92
Corporation De Securite Garda World
4.63%, 02/15/27 (i)	139	138
Czechoslovak Group a.s.
5.25%, 01/10/31, EUR (g)	425	509
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (d) (g)	600	702
Edge Finco PLC
8.13%, 08/15/31, GBP (g)	599	854
Equipmentshare.Com Inc
8.63%, 05/15/32 (i)	137	146
8.00%, 03/15/33 (i)	10	10
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (g)	575	647
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (g) (k)	287	305
Gategroup Finance (Luxembourg) S.A.
3.00%, 02/28/27, CHF (g)	505	622
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	299	406
Heathrow Finance PLC
6.63%, 03/01/31, GBP (g)	877	1,194
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (d) (i)	269	281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
6.03%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (i) (l)	516	610
Intrum AB
3.00%, 09/15/27, EUR (g)	541	534
9.25%, 03/15/28, EUR (g)	245	256
JetBlue Airways Corporation
9.88%, 09/20/31 (i)	229	223
Kleopatra Finco S.a r.l.
4.25%, 03/01/26, EUR (g)	626	686
LG Energy Solution Ltd.
5.38%, 04/02/30 (g)	200	201
6.07%, (SOFR + 1.70%), 04/02/30 (g) (l)	200	200
Luna 2.5 S.a r.l.
5.50%, 07/01/32, EUR (g)	143	172
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (i)	357	363
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (g)	620	726
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (g) (h)	100	80
4.88%, 09/26/31, EUR (g)	366	348
MTR Corporation (C.I.) Limited
5.63%, (100, 09/24/35) (g) (h)	300	304
Nova Alexandre III
7.53%, (3 Month EURIBOR + 5.25%), 07/15/29, EUR (i) (l)	424	506
Novelis Corporation
4.75%, 01/30/30 (i)	100	96
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (i)	2	2
Pacific National Finance Pty Ltd
7.75%, 12/11/54, AUD (n)	290	189
Paprec Holding
7.25%, 11/17/29, EUR (g)	384	474
PCF GmbH
4.75%, 04/15/29, EUR (g)	345	335
7.03%, (3 Month EURIBOR + 4.75%), 04/15/29, EUR (g) (l)	315	307
Pike Corporation
5.50%, 09/01/28 (i)	179	179
Pitney Bowes Inc.
6.88%, 03/15/27 (i)	934	942
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (g) (h)	525	635
Quikrete Holdings, Inc.
6.75%, 03/01/33 (i)	528	545
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (i)	110	110
10.88%, 08/01/29 (d) (i)	222	214
Reworld Holding Corporation
4.88%, 12/01/29 (i)	264	251
Seche Environnement
4.50%, 03/25/30, EUR (g)	100	119
SGL Group ApS
6.30%, (3 Month EURIBOR + 4.25%), 02/24/31, EUR (l)	225	263
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (i)	798	849
9.75%, 11/15/30 (i)	2,674	2,953
Stem, Inc.
0.50%, 12/01/28 (i) (j)	115	28
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (g)	553	652
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (i)	819	817
Toucan Finco Ltd.
9.50%, 05/15/30 (i) (k)	1,022	1,044
TransDigm Inc.
4.63%, 01/15/29	128	126
4.88%, 05/01/29	261	256
6.38%, 05/31/33 (i)	397	399
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,621	1,905
Weekley Homes, LLC
4.88%, 09/15/28 (d) (i)	10	10
		30,680
Consumer Staples 1.0%
AA Bond Co Limited
6.50%, 01/31/26, GBP (g) (n)	414	565
Albion Financing 1 S.a r.l.
5.38%, 05/21/30, EUR (g)	345	415
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (g)	1,913	2,512
7.88%, 02/15/31 (i)	327	342
Amber FinCo PLC
6.63%, 07/15/29, EUR (g)	782	962
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (g)	100	137
Apcoa Group GmbH
6.40%, (3 Month EURIBOR + 4.13%), 04/15/31, EUR (g) (l)	263	311
Arena Luxembourg Finance S.a r.l.
4.82%, (3 Month EURIBOR + 2.50%), 05/01/30, EUR (g) (l)	306	363
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (i)	200	194
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (i)	206	199
8.25%, 01/15/30 (i)	100	104
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (g)	263	348
6.13%, 11/30/28, GBP (i)	1,389	1,839
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (i)	1,195	1,251
Bellis Acquisition Company PLC
8.00%, 07/01/31, EUR (g)	318	375
Bellis Finco PLC
4.00%, 02/16/27, GBP (g)	898	1,230
Boels Topholding B.V.
6.25%, 02/15/29, EUR (g)	949	1,156
5.75%, 05/15/30, EUR (i)	178	217
Cidron Aida Finco SARL
7.00%, 10/27/31, EUR (g)	168	202
9.13%, 10/27/31, GBP (g)	173	242
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (g)	297	356
6.14%, (3 Month EURIBOR + 4.00%), 05/17/32, EUR (g) (l)	304	361
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (g)	393	469
DP World Salaam
6.00%, (100, 10/01/25) (g) (h)	260	260
Elo
2.88%, 01/29/26, EUR (g)	200	232
4.88%, 12/08/28, EUR (g)	200	213
Energizer Holdings, Inc.
4.38%, 03/31/29 (i)	200	189
Irca S.P.A.
5.72%, (3 Month EURIBOR + 3.75%), 12/15/29, EUR (g) (l)	191	225
KeHE Distributors, LLC
9.00%, 02/15/29 (i)	208	215
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (g)	100	136
Lion/Polaris Lux 4 S.A.
5.95%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (g) (l)	459	542
Loxama
6.38%, 05/31/29, EUR (g)	949	1,164
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (g)	385	451
5.50%, 11/04/27, GBP (g)	833	1,119
Ocado Group PLC
11.00%, 06/15/30, GBP (g)	270	360
Ontex Group
5.25%, 04/15/30, EUR (g)	100	120
OT MidCo Inc.
10.00%, 02/15/30 (i)	709	548

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Performance Food Group, Inc.
4.25%, 08/01/29 (i)	247	238
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	194
Post Holdings, Inc.
5.50%, 12/15/29 (i)	395	393
6.25%, 10/15/34 (i)	150	151
Prestige Brands, Inc.
3.75%, 04/01/31 (i)	305	281
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (i)	235	236
Procter & Gamble Company, The
4.88%, 05/11/27, EUR	369	456
PT. Indofood Cbp Sukses Makmur
4.75%, 06/09/51 (g)	300	242
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (g)	674	818
REI Agro Limited
0.00%, 11/16/16 (a) (e) (g) (j) (p)	628	—
0.00%, 11/16/16 (a) (e) (i) (j) (p)	185	—
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (g)	162	190
Tereos Finance Groupe I
5.75%, 04/30/31, EUR (g)	154	180
Verisure Holding AB
3.25%, 02/15/27, EUR (g)	485	566
9.25%, 10/15/27, EUR (i)	544	667
Verisure Midholding AB
5.25%, 02/15/29, EUR (g)	853	1,010
Wand NewCo 3, Inc.
7.63%, 01/30/32 (d) (i)	100	105
		25,651
Energy 0.7%
Aethon United BR LP
7.50%, 10/01/29 (i)	140	147
BG Energy Capital PLC
5.13%, 12/01/25, GBP (g)	267	367
Blue Racer Midstream, LLC
7.25%, 07/15/32 (i)	284	301
California Resources Corporation
8.25%, 06/15/29 (i)	353	363
Civitas Resources, Inc.
8.38%, 07/01/28 (i)	394	404
8.63%, 11/01/30 (i)	367	373
Comstock Resources, Inc.
6.75%, 03/01/29 (d) (i)	380	379
6.75%, 03/01/29 (i)	100	100
Crescent Energy Finance LLC
7.38%, 01/15/33 (i)	367	351
CVR Energy, Inc.
8.50%, 01/15/29 (i)	300	300
Delek Logistics Partners, LP
8.63%, 03/15/29 (i)	278	289
7.38%, 06/30/33 (i)	30	30
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (i)	331	338
Ecopetrol S.A.
8.88%, 01/13/33	149	154
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (i)	335	371
Eni S.P.A.
4.88%, (100, 01/21/34), EUR (g) (h)	325	384
EQT Corporation
7.50%, 06/01/30 (i)	135	148
Global Partners LP
8.25%, 01/15/32 (i)	188	198
Golar LNG Limited
2.75%, 12/15/30 (i) (j)	229	235
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (i)	300	316
India Cleantech Energy
4.70%, 08/10/26 (g)	237	233
ITT Holdings LLC
6.50%, 08/01/29 (i)	313	298
Kondor Finance PLC
7.13%, 07/19/26, EUR (g)	124	126
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (g)	300	312
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (i)	165	170
Occidental Petroleum Corporation
5.20%, 08/01/29	270	271
Permian Resources Operating, LLC
5.38%, 01/15/26 (i)	46	46
Petroleos Mexicanos
7.50%, 03/20/26 (i)	3,919	3,926
8.75%, 06/02/29	53	55
5.95%, 01/28/31	104	94
10.00%, 02/07/33 (d)	35	37
Pluspetrol Camisea SA
6.24%, 07/03/36 (i)	95	98
Preem Holding AB (publ)
12.00%, 06/30/27, EUR (g)	230	282
PT. Pertamina (Persero)
6.45%, 05/30/44 (i)	200	206
Puma International Financing S.A.
7.75%, 04/25/29 (g)	300	308
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (i)	287	286
6.95%, 03/05/54 (i)	200	185
SM Energy Company
6.75%, 08/01/29 (i)	150	149
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (j)	1,239	1,663
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (i)	710	696
TotalEnergies Capital International
1.66%, 07/22/26, GBP (g)	100	133
Transocean Inc
8.25%, 05/15/29 (i)	488	452
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (i)	195	199
USA Compression Finance Corp.
6.88%, 09/01/27	323	324
7.13%, 03/15/29 (i)	251	257
Valaris Limited
8.38%, 04/30/30 (i)	144	148
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (h) (i)	489	477
7.00%, 01/15/30 (d) (i)	367	371
Venture Global Plaquemines LNG, LLC
6.50%, 01/15/34 (i)	66	66
6.75%, 01/15/36 (i)	68	68
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (i)	67	68
Vital Energy, Inc.
7.88%, 04/15/32 (i)	315	269
WildFire Intermediate Holdings, LLC
7.50%, 10/15/29 (i)	287	285
Wintershall Dea GmbH
6.12%, (100, 05/08/30), EUR (g) (h)	460	553
		18,659
Information Technology 0.6%
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A.
5.00%, 10/30/30, EUR (g)	619	731
Amentum Escrow Corp.
7.25%, 08/01/32 (i)	200	205
Amkor Technology, Inc.
6.63%, 09/15/27 (i)	280	281
AMS-Osram AG
2.13%, 11/03/27, EUR (g) (j)	700	774
Atos SE
5.00%, 12/18/30, EUR (g) (n)	548	548
1.00%, 12/18/32, EUR (g) (n)	399	197
Central Parent Inc.
8.00%, 06/15/29 (i)	293	243
Cloud Software Group, Inc.
6.50%, 03/31/29 (i)	1,263	1,274

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
9.00%, 09/30/29 (i)	254	263
8.25%, 06/30/32 (i)	619	659
Core Scientific, Inc.
0.00%, 06/15/31 (i) (j) (m)	145	158
Coreweave, Inc.
9.25%, 06/01/30 (i)	225	230
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (g)	298	342
GoTo Group, Inc.
5.50%, 05/01/28 (i)	393	223
Helios Software Holdings, Inc.
7.88%, 05/01/29, EUR (i)	831	1,011
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	635
IPD 3 B.V.
5.50%, 06/15/31, EUR (g)	339	405
IREN Limited
3.50%, 12/15/29 (i) (j)	421	549
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (i)	864	946
NCR Voyix Corporation
5.00%, 10/01/28 (i)	534	528
5.13%, 04/15/29 (i)	100	99
RingCentral, Inc.
8.50%, 08/15/30 (i)	1,337	1,430
Seagate HDD Cayman
8.25%, 12/15/29	933	997
8.50%, 07/15/31	501	536
9.63%, 12/01/32	795	900
SS&C Technologies, Inc.
5.50%, 09/30/27 (i)	110	110
6.50%, 06/01/32 (i)	442	459
TeamSystem S.p.A.
5.00%, 07/01/31, EUR (g)	161	189
5.78%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (g) (l)	320	377
0.00%, (3 Month EURIBOR + 3.25%), 07/01/32, EUR (g) (l)	273	321
UKG Inc.
6.88%, 02/01/31 (i)	350	363
Wolfspeed, Inc.
1.75%, 05/01/26 (j)	210	52
Xerox Corporation
10.25%, 10/15/30 (i)	474	496
Xerox Holdings Corporation
5.50%, 08/15/28 (i)	177	135
8.88%, 11/30/29 (i)	259	196
Xerox Issuer Corporation
13.50%, 04/15/31 (d) (i)	440	452
		17,314
Real Estate 0.5%
Adler Financing S.a r.l.
8.25%, 12/31/28, EUR (k)	1,262	1,554
10.00%, 12/31/29, EUR (k)	160	198
alstria office AG
5.50%, 03/20/31, EUR (g)	300	359
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,566
Aroundtown SA
7.13%, (100, 01/16/30), EUR (g) (h)	402	496
8.63%, (100, 05/07/29), GBP (g) (h)	512	708
DEMIRE Deutsche Mittelstand Real Estate AG
5.00%, 12/31/27, EUR (g) (n)	810	894
Heimstaden Bostad AB
0.63%, 07/24/25, EUR (g)	481	565
1.38%, 03/03/27, EUR (g)	219	251
I&M Holdings Limited
5.00%, 03/11/30, EUR (g)	100	121
5.38%, 07/08/31, EUR (g)	125	151
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (g) (h)	200	199
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (g)	339	408
Park Intermediate Holdings LLC
5.88%, 10/01/28 (i)	201	201
4.88%, 05/15/29 (i)	109	106
Service Properties Trust
8.38%, 06/15/29 (d)	1,657	1,729
8.63%, 11/15/31 (i)	350	375
8.88%, 06/15/32	2,016	2,071
Uniti Group Inc.
10.50%, 02/15/28 (i)	1,072	1,136
4.75%, 04/15/28 (i)	206	202
Vivion Investments S.a r.l.
8.00%, 08/31/28, EUR (g) (k) (n)	722	834
Vonovia SE
0.88%, 05/20/32, EUR (g) (j)	300	371
		14,495
Health Care 0.5%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (i)	225	224
5.00%, 04/15/29 (i)	90	87
7.38%, 03/15/33 (i)	117	121
Amgen Inc.
5.50%, 12/07/26, GBP (g)	100	139
Bausch & Lomb Corporation
8.38%, 10/01/28 (i)	216	226
Bausch+Lomb Netherlands B.V.
5.87%, (3 Month EURIBOR + 3.88%), 01/15/31, EUR (g) (l)	181	214
Becton Dickinson Euro Finance S.a r.l.
3.55%, 09/13/29, EUR	926	1,120
Community Health Systems, Inc.
6.00%, 01/15/29 (i)	157	151
5.25%, 05/15/30 (i)	211	187
4.75%, 02/15/31 (i)	136	117
10.88%, 01/15/32 (i)	100	106
Dolcetto Holdco S.p.A
0.00%, (3 Month EURIBOR + 3.63%), 07/14/32, EUR (g) (l)	110	130
5.63%, 07/14/32, EUR (g)	311	369
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (i)	194	206
Grifols, S.A.
7.13%, 05/01/30, EUR (g)	344	421
Lifepoint Health, Inc.
9.88%, 08/15/30 (i)	40	43
11.00%, 10/15/30 (i)	100	111
8.38%, 02/15/32 (i)	120	128
Marcolin S.p.A.
6.13%, 11/15/26, EUR (i)	926	1,090
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (g)	301	356
5.41%, (3 Month EURIBOR + 3.38%), 06/30/32, EUR (g) (l)	100	118
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (i)	755	749
Organon & Co.
5.13%, 04/30/31 (i)	700	608
7.88%, 05/15/34 (i)	200	181
Rossini S.a r.l.
6.23%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (g) (l)	129	154
6.75%, 12/31/29, EUR (g)	214	266
Select Medical Corporation
6.25%, 12/01/32 (d) (i)	723	727
Star Parent, Inc.
9.00%, 10/01/30 (i)	231	243
Takeda Pharmaceutical Company Limited
2.25%, 11/21/26, EUR (g)	541	636
Tempus AI, Inc.
0.75%, 07/15/30 (i) (j)	44	44
Tenet Healthcare Corporation
6.13%, 10/01/28	886	887
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (g)	328	375
3.75%, 05/09/27, EUR (g)	648	765
7.88%, 09/15/31, EUR	677	952

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	661
		12,912
Materials 0.4%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (e) (i) (k)	506	58
0.00%, 10/01/28 (e) (i) (k) (n)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	272
Ball Corporation
4.25%, 07/01/32, EUR	336	401
Chemours Company, The
4.63%, 11/15/29 (i)	100	87
8.00%, 01/15/33 (i)	166	155
Constellium SE
5.38%, 08/15/32, EUR (g)	152	181
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (i)	335	353
EQUATE Petrochemical
4.25%, 11/03/26 (g)	200	198
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.63%, 08/01/27, EUR (g)	376	445
First Quantum Minerals Ltd
6.88%, 10/15/27 (i)	313	313
9.38%, 03/01/29 (i)	200	212
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (i)	944	814
INEOS Finance PLC
6.63%, 05/15/28, EUR (i)	612	738
5.63%, 08/15/30, EUR (d) (g)	152	174
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (g)	336	394
6.75%, 04/15/30, EUR (g)	266	289
Itelyum Regeneration S.p.A.
5.75%, 04/15/30, EUR (g)	111	132
Kronos International, Inc.
9.50%, 03/15/29, EUR (g)	133	168
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (g)	379	179
Magnera Corporation
7.25%, 11/15/31 (i)	200	189
Mercer International Inc.
5.13%, 02/01/29	349	285
Mineral Resources Limited
9.25%, 10/01/28 (i)	128	131
8.50%, 05/01/30 (i)	366	364
Nobian Finance B.V.
3.63%, 07/15/26, EUR (g)	423	496
Novelis Corporation
6.88%, 01/30/30 (i)	100	103
3.88%, 08/15/31 (i)	342	307
Olympus Water US Holding Corporation
4.25%, 10/01/28 (i)	200	190
7.25%, 06/15/31 (i)	200	204
PT. Freeport Indonesia
4.76%, 04/14/27 (g)	347	347
6.20%, 04/14/52 (g)	300	294
Samarco Mineracao S/A
9.00%, 06/30/31 (g) (k) (n)	17	17
9.00%, 06/30/31 (i) (k) (n)	21	21
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (g)	232	268
Sasol Financing USA LLC
6.50%, 09/27/28	200	190
Scih Salt Holdings Inc.
4.88%, 05/01/28 (i)	335	326
Scotts Miracle-Gro Company, The
4.00%, 04/01/31 (d)	252	231
Tronox Incorporated
4.63%, 03/15/29 (i)	257	222
Vale Overseas Ltd
6.40%, 06/28/54	25	24
Vedanta Resources Finance II PLC
10.88%, 09/17/29 (i)	243	253
Vedanta Resources Limited
10.88%, 09/17/29 (g)	300	312
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (i)	99	98
W. R. Grace Holdings LLC
4.88%, 06/15/27 (i)	228	226
		10,661
Utilities 0.4%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (g) (h)	171	208
AC Energy, Inc.
4.00% (g) (h)	300	194
AES Andes SA
6.30%, 03/15/29 (i)	200	206
Alexander Funding Trust II
7.47%, 07/31/28 (i)	295	315
Alpha Generation LLC
6.75%, 10/15/32 (i)	227	234
AmeriGas Partners, L.P.
9.50%, 06/01/30 (i)	100	104
Atlantica Infraestructura Sostenible Sociedad Limitada
5.63%, 02/15/32, EUR (g)	303	367
Calpine Corporation
5.13%, 03/15/28 (i)	100	100
4.63%, 02/01/29 (i)	24	24
5.00%, 02/01/31 (i)	362	358
Centrica PLC
6.50%, 05/21/55, GBP (g)	513	711
Clean Renewable Power (Mauritius) Pte. Ltd
4.25%, 03/25/27 (g)	241	234
Continuum Energy Aura Pte. Ltd.
9.50%, 02/24/27 (g)	300	309
Contourglobal Power Holdings SA
5.00%, 02/28/30, EUR (g)	257	305
Diamond II Limited
7.95%, 07/28/26 (g)	300	302
EDP, S.A.
4.63%, 09/16/54, EUR (g)	400	476
Electricite de France
5.13%, (100, 09/17/29), EUR (g) (h)	200	241
5.63%, (100, 06/17/32), EUR (g) (h)	200	244
7.38%, (100, 06/17/35), GBP (g) (h)	200	277
Iberdrola Finance Ireland Designated Activity Company
1.50%, 03/27/30, EUR (g) (j)	300	368
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (g)	203	198
National Grid PLC
0.16%, 01/20/28, EUR (g)	785	869
Pampa Energia S.A.
7.88%, 12/16/34 (i)	62	62
PT. Perusahaan Listrik Negara
1.88%, 11/05/31, EUR (g)	300	307
SMC Global Power Holdings Corp.
8.13%, (100, 12/02/29) (g) (h)	300	294
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (i)	139	131
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	475	508
Thames Water Utilities Finance PLC
4.00%, 06/19/27, GBP (g)	832	782
Thames Water Utilities Limited
0.00%, 03/22/27, GBP (i) (m)	6	7
Vistra Operations Company LLC
5.63%, 02/15/27 (i)	1,615	1,614
		10,349
Total Corporate Bonds And Notes (cost $272,503)		278,797
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (l)	665	624

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
720 East CLO VII Ltd
Series 2025-A1-7A, 5.36%, (3 Month Term SOFR + 1.06%), 04/20/37 (l)	420	416
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 5.89%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (g) (l)	380	448
AGL CLO 32 Ltd
Series 2024-A1-32A, 5.65%, (3 Month Term SOFR + 1.38%), 07/21/37 (l)	250	251
AGL CLO 42 Ltd
Series 2025-A1-42A, 5.60%, (3 Month Term SOFR + 1.30%), 07/22/38 (l)	1,300	1,299
AGL Core CLO 31 Ltd
Series 2024-A-31A, 5.67%, (3 Month Term SOFR + 1.40%), 07/20/37 (l)	1,000	1,003
Air Canada
Series 2020-C-1, 10.50%, 07/15/26	931	979
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (n)	2,828	2,481
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (n)	502	377
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (n)	203	147
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (n)	332	220
Anchorage Capital CLO 17, Ltd.
Series 2021-A1R-17A, 5.49%, (3 Month Term SOFR + 1.23%), 02/16/38 (l)	250	250
Apidos CLO XV
Series 2013-A1RR-15A, 5.86%, (3 Month Term SOFR + 1.27%), 04/21/31 (l)	75	75
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	206
Arbour CLO VI Designated Activity Company
Series DR-6X, 5.34%, 11/16/37, EUR (g) (l)	440	519
Arcano Euro CLO I Designated Activity Company
Series D-1X, 5.59%, (3 Month EURIBOR + 3.40%), 04/25/39, EUR (g) (l)	520	614
Arcano Euro CLO II Designated Activity Company
Series D-2X, 0.00%, 07/25/38, EUR (g) (l)	230	271
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (l)	1,020	1,018
Arini European CLO IV Designated Activity Company
Series D-4X, 6.27%, (3 Month EURIBOR + 3.50%), 01/15/38, EUR (g) (l)	630	740
Arini European CLO V Designated Activity Company
Series D-5X, 5.15%, (3 Month EURIBOR + 2.80%), 01/17/39, EUR (g) (l)	340	398
Aurium CLO XIII Designated Activity Company
Series D-13X, 5.17%, (3 Month EURIBOR + 2.80%), 04/15/38, EUR (g) (l)	230	264
Avoca CLO XVIII Designated Activity Company
Series DR-18X, 5.70%, (3 Month EURIBOR + 3.05%), 04/15/38, EUR (g) (l)	250	289
Avoca Static CLO I Designated Activity Company
Series DR-1X, 5.18%, (3 Month EURIBOR + 2.90%), 01/15/35, EUR (g) (l)	220	254
BAHA Trust 2024-MAR
Series 2024-C-MAR, REMIC, 7.77%, 12/13/29 (l)	830	866
Ballyrock CLO 14 Ltd.
Series 2020-A1AR-14A, 5.65%, (3 Month Term SOFR + 1.38%), 07/20/37 (l)	3,500	3,510
BAMLL Commercial Mortgage Securities Trust 2025-ASHF
Series 2025-E-ASHF, REMIC, 9.56%, (1 Month Term SOFR + 5.25%), 02/16/27 (l)	1,232	1,238
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 6.57%, (1 Month Term SOFR + 2.25%), 01/19/37 (l)	428	428
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	110
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 6.09%, (3 Month Term SOFR + 1.81%), 01/25/35 (l)	250	250
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.94%, (1 Month Term SOFR + 0.62%), 10/27/36 (l) (n)	36	34
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 5.48%, (1 Month Term SOFR + 1.32%), 03/16/37 (l) (n)	744	670
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.26%, 02/18/54 (l)	8,272	426
Benefit Street Partners CLO Ltd
Series 2015-A1R-6BR, 5.48%, (3 Month Term SOFR + 1.18%), 04/20/38 (l)	500	499
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 5.86%, (1 Month Term SOFR + 1.55%), 07/16/35 (l)	1,034	1,034
Series 2018-C-ATLS, REMIC, 6.86%, (1 Month Term SOFR + 2.20%), 07/16/35 (l)	459	459
Birch Grove CLO 12 Ltd
Series 2025-A1-12A, 5.51%, (3 Month Term SOFR + 1.17%), 04/22/38 (l)	4,600	4,600
BlueMountain CLO Ltd
Series 2021-A-28A, 5.78%, (3 Month Term SOFR + 1.52%), 04/17/34 (l)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 6.02%, (3 Month Term SOFR + 1.76%), 07/15/31 (l)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 7.70%, (1 Month Term SOFR + 3.39%), 06/15/26 (l)	376	373
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/10/33	581	505
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	216
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 7.23%, (1 Month Term SOFR + 2.91%), 06/15/38 (l)	1,231	1,232
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 7.23%, (1 Month Term SOFR + 2.92%), 05/15/26 (l)	871	871
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.11%, (1 Month Term SOFR + 0.80%), 10/15/38 (l)	144	144
Series 2021-F-XL2, REMIC, 6.67%, (1 Month Term SOFR + 2.36%), 10/15/38 (l)	1,757	1,758
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.95%, (1 Month Term SOFR + 1.64%), 12/15/26 (l)	1,513	1,514
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 5.85%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	484	484
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.70%, (1 Month Term SOFR + 1.39%), 03/15/26 (l)	739	740
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (l)	1,238	1,156
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (l)	1,735	1,584
BX Trust 2021-MFM1
Series 2021-F-MFM1, REMIC, 7.43%, (1 Month Term SOFR + 3.11%), 01/15/34 (l)	311	311
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.75%, (1 Month Term SOFR + 1.44%), 04/15/29 (l)	858	859
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.20%, (1 Month Term SOFR + 2.89%), 06/15/26 (l)	410	408
Series 2024-F-VLT4, REMIC, 8.25%, (1 Month Term SOFR + 3.94%), 06/15/26 (l)	1,025	1,012
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 7.25%, (1 Month Term SOFR + 2.94%), 03/15/27 (l)	730	715
Capital Four CLO VIII Designated Activity Company
Series D-8X, 5.41%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (g) (l)	520	606

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Carlyle Global Market Strategies CLO 2014-4-R Ltd
Series 2014-A2-4RA, 6.12%, (3 Month Term SOFR + 1.86%), 07/15/30 (l)	1,300	1,303
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	132	125
CFSP 2024-AHP1 A
Series 2024-A-AHP1, REMIC, 6.50%, 04/17/37	805	778
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 3.88%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (g) (l)	100	118
CIFC Funding 2014-III, Ltd.
Series 2014-A1R-3A, 5.45%, (3 Month Term SOFR + 1.18%), 03/31/38 (l)	1,800	1,796
CIFC Funding 2019-IV Ltd
Series 2019-A1R2-4A, 0.00%, (3 Month Term SOFR + 1.30%), 07/15/38 (l)	3,000	3,000
Series 2019-BR2-4A, 0.00%, (3 Month Term SOFR + 1.85%), 07/15/38 (l)	1,300	1,300
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 5.52%, (3 Month Term SOFR + 1.26%), 01/15/38 (l)	1,300	1,303
CIFC Funding 2024-III Ltd
Series 2024-A1-3A, REMIC, 5.75%, (3 Month Term SOFR + 1.48%), 07/21/37 (l)	300	301
CIFC Funding 2025-II Ltd
Series 2025-A-2A, 5.43%, (3 Month Term SOFR + 1.13%), 04/15/38 (l)	250	251
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 5.98%, (3 Month Term SOFR + 1.71%), 01/22/31 (l)	250	250
COMM 2024-WCL1 MORTGAGE TRUST
Series 2024-E-WCL1, REMIC, 8.80%, (1 Month Term SOFR + 4.49%), 06/15/26 (l)	490	484
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 11/25/35 (l) (n)	37	39
Concord Music Royalties LLC
Series 2024-A-1A, 5.64%, 10/20/29	441	443
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 8.20%, (1 Month Term SOFR + 3.95%), 08/15/41 (l)	480	479
Contego CLO V Designated Activity Company
Series DR-5X, 5.56%, (3 Month EURIBOR + 3.10%), 10/15/37, EUR (g) (l)	340	392
Contego CLO VII Designated Activity Company
Series DR-7X, 5.63%, (3 Month EURIBOR + 3.45%), 01/23/38, EUR (g) (l)	430	499
Contego CLO XI Designated Activity Company
Series DR-11X, 5.93%, (3 Month EURIBOR + 3.20%), 11/22/38, EUR (g) (l)	320	372
Cook Park CLO, Ltd.
Series 2018-B-1A, 5.94%, (3 Month Term SOFR + 1.66%), 04/17/30 (l)	258	258
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.61%, 11/18/25 (l)	96	93
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.79%, (1 Month Term SOFR + 4.98%), 10/15/37 (l)	200	184
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company
Series DR-1X, 4.94%, (3 Month EURIBOR + 2.80%), 09/18/33, EUR (g) (l)	1,030	1,203
DBGS 2024-SBL
Series 2024-A-SBL, REMIC, 6.19%, (1 Month Term SOFR + 1.88%), 08/17/26 (l)	110	110
Diameter Capital CLO 9 Ltd
Series 2025-A-9A, 5.49%, (3 Month Term SOFR + 1.17%), 04/20/38 (l)	250	250
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 6.17%, (3 Month Term SOFR + 1.91%), 07/15/30 (l)	250	250
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 8.05%, 06/11/27 (l)	918	923
Elmwood CLO II Ltd
Series 2019-BRR-2A, 5.97%, (3 Month Term SOFR + 1.70%), 10/20/37 (l)	350	351
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 7.09%, (1 Month Term SOFR + 2.78%), 11/15/38 (l)	1,009	1,008
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 6.68%, (1 Month Term SOFR + 2.36%), 07/15/38 (l)	1,867	1,870
Series 2021-E-ESH, REMIC, 7.28%, (1 Month Term SOFR + 2.96%), 07/15/38 (l)	1,190	1,193
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company
Series 2023-DR-1X, 4.84%, 02/15/38, EUR (g) (l)	440	503
FNA 8, LLC
Series 2025-A-1, 5.62%, 03/15/45 (l)	1,075	1,082
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.77%, (1 Month Term SOFR + 1.45%), 08/19/42 (l)	810	808
Golub Capital Partners CLO 77 B Ltd
Series 2024-A1-77A, 5.55%, (3 Month Term SOFR + 1.25%), 01/25/38 (l)	250	251
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,745	1,743
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	446	351
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	1,076	1,092
Series 2024-B-1, 5.87%, 06/25/59	160	163
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.45%, (1 Month Term SOFR + 1.13%), 07/15/39 (l)	310	310
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 7.36%, (1 Month Term SOFR + 3.05%), 11/15/36 (l)	1,303	1,294
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 10/15/26 (l)	239	238
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.73%, (1 Month Term SOFR + 1.26%), 06/16/36 (l)	230	217
GS Mortgage Securities Corporation Trust 2025-800D
Series 2025-A-800D, REMIC, 6.96%, (1 Month Term SOFR + 2.65%), 11/18/27 (l)	1,439	1,439
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	608
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.66%, 12/12/53 (l)	936	63
Harvest CLO XXXII Designated Activity Company
Series D-32X, 5.76%, (3 Month EURIBOR + 3.60%), 07/27/37, EUR (g) (l)	322	382
Henley CLO XI Designated Activity Company
Series D-11X, 4.97%, 04/25/39, EUR (g) (l)	490	558
Henley CLO XII Designated Activity Company
Series D-12X, 5.88%, (3 Month EURIBOR + 3.10%), 01/15/38, EUR (g) (l)	320	371
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 5.85%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	821	822
Series 2024-D-ORL, REMIC, 7.50%, (1 Month Term SOFR + 3.19%), 05/15/26 (l)	867	865
Holland Park CLO Designated Activity Company
Series A1RR-1X, 3.06%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (g) (l)	64	75
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (l)	138	130
Huntington National Bank, The
Series 2024-B2-1, 5.70%, (SOFR 30-Day Average + 1.40%), 02/20/28 (i) (l)	627	626

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
ICG US CLO 2023-1 I Ltd
Series 2023-AR-1A, 0.00%, (3 Month Term SOFR + 1.38%), 07/18/38 (l)	1,300	1,300
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 7.05%, (1 Month Term SOFR + 2.74%), 07/08/33 (l) (n)	192	127
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.88%, (1 Month Term SOFR + 2.56%), 04/15/26 (l)	1,108	1,109
Series 2021-F-MHC, REMIC, 7.38%, (1 Month Term SOFR + 3.06%), 04/15/26 (l)	520	520
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (l)	481	407
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (l)	2,347	1,913
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (l)	3,323	2,972
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (l)	1,620	1,085
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	179	154
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 5.28%, (3 Month EURIBOR + 3.20%), 01/15/39, EUR (g) (l)	540	635
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 7.50%, (1 Month Term SOFR + 3.19%), 06/15/26 (l)	340	340
KSL Commercial Mortgage Trust 2024-HT2
Series 2024-A-HT2, REMIC, 5.85%, (1 Month Term SOFR + 1.54%), 12/15/26 (l)	625	623
LBA Trust 2024-BOLT
Series 2024-F-BOLT, REMIC, 8.75%, (1 Month Term SOFR + 4.44%), 06/15/26 (l)	149	147
LCM 36 Ltd
Series A1R-36A, 5.33%, (3 Month Term SOFR + 1.07%), 01/15/34 (l)	780	776
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (l)	830	827
Lyra Music Assets Delaware LP
Series 2024-A2-2A, 5.76%, 12/20/29 (i)	1,168	1,148
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	846
Series 2024-D-AA, 6.77%, 09/22/36	139	141
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	314	317
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.53%, (1 Month Term SOFR + 1.21%), 07/18/36 (l)	90	90
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 7.68%, (1 Month Term SOFR + 3.37%), 12/16/26 (l)	695	687
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.53%, (1 Month Term SOFR + 2.22%), 04/15/26 (l)	1,222	1,224
Series 2021-F-MHC, REMIC, 7.03%, (1 Month Term SOFR + 2.72%), 04/15/26 (l)	137	137
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 7.18%, (1 Month Term SOFR + 2.86%), 07/15/38 (l)	602	602
MidOcean Credit CLO XVIII LLC
Series 2025-A1-18A, 0.00%, 10/18/35 (l)	2,000	2,000
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (l)	338	319
Myers Park CLO, Ltd.
Series 2018-B1-1A, 6.13%, (3 Month Term SOFR + 1.86%), 10/21/30 (l)	250	250
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	228	216
Series 2021-C-DA, 3.48%, 04/15/60	607	568
Series 2021-A-DA, 5.51%, (Prime + -1.99%), 04/15/60 (l)	794	773
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,920	1,948
Nelnet Student Loan Trust 2021-A
Series 2021-B1-A, 2.85%, 04/20/62	981	872
Series 2021-D-A, 4.93%, 04/20/62	930	855
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	889
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	113
Nelnet Student Loan Trust 2025-A
Series 2025-A1B-AA, 5.40%, (SOFR 30-Day Average + 1.10%), 03/15/57 (l)	1,863	1,851
Neuberger Berman CLO XXI Ltd.
Series 2016-A1R3-21A, 5.59%, (3 Month Term SOFR + 1.32%), 01/20/39 (l)	6,600	6,623
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-BR2-26A, 6.02%, (3 Month Term SOFR + 1.75%), 10/18/38 (l)	500	501
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 5.94%, (3 Month Term SOFR + 1.66%), 04/28/31 (l)	200	200
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.61%, (3 Month Term SOFR + 1.34%), 11/26/37 (l)	700	701
Octagon Investment Partners XVI, Ltd.
Series 2013-BR-1A, 6.14%, (3 Month Term SOFR + 1.86%), 07/17/30 (l)	2,000	2,002
OHA Credit Partners Ltd
Series 2023-A-15RA, 5.60%, (3 Month Term SOFR + 1.29%), 07/20/38 (l)	1,300	1,303
Oha Credit Partners X Ltd
Series 2014-AR2-10RA, 5.40%, (3 Month Term SOFR + 1.13%), 04/20/38 (l)	250	249
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	56	56
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 5.29%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (g) (l)	380	443
Palmer Square European Loan Funding 2024-3 Designated Activity Company
Series 2024-D-3X, 5.19%, (3 Month EURIBOR + 3.05%), 05/15/34, EUR (g) (l)	320	371
Penta CLO 17 Designated Activity Company
Series 2024-D-17X, 5.39%, (3 Month EURIBOR + 3.25%), 08/15/38, EUR (g) (l)	350	412
Pikes Peak Clo 4
Series 2019-ARR-4A, 5.51%, 07/15/34 (l)	250	250
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.31%, (1 Month Term SOFR + 3.46%), 07/15/38 (l)	141	73
PRM5 Trust 2025-PRM5
Series 2025-D-PRM5, REMIC, 5.81%, 03/10/28 (l)	900	891
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 6.93%, (1 Month Term SOFR + 2.61%), 07/25/51 (l)	55	55
Series 2021-C-1A, 8.18%, (1 Month Term SOFR + 3.86%), 07/25/51 (l)	48	49
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	413
Providus CLO II Designated Activity Company
Series DRR-2X, 5.48%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (g) (l)	346	409
Recette CLO, Ltd.
Series 2015-BRR-1A, 5.93%, (3 Month Term SOFR + 1.66%), 04/20/34 (l)	250	250
Regatta 31 Funding Ltd
Series 2025-A1-1A, 5.47%, (3 Month Term SOFR + 1.17%), 03/25/38 (l)	1,600	1,601
Regatta XVIII Funding Ltd
Series 2021-A1R-1A, 5.42%, (3 Month Term SOFR + 1.16%), 04/15/38 (l)	250	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,301
Rockford Tower Europe CLO 2025-1 Designated Activity Company
Series 2025-D-1X, 5.21%, (3 Month EURIBOR + 3.00%), 10/25/37, EUR (g) (l)	430	503
RR 28 Ltd
Series 2024-A1R-28RA, 5.81%, (3 Month Term SOFR + 1.55%), 04/15/37 (l)	762	764
SCG Commercial Mortgage Trust 2025-DLFN
Series 2025-E-DLFN, REMIC, 7.26%, 03/15/27 (l)	520	507
Sesac Finance LLC
Series 2019-A2-1, REMIC, 5.22%, 07/25/26	151	149
Silver Point CLO 7 LTD
Series 2024-A1-7A, 5.63%, (3 Month Term SOFR + 1.36%), 01/15/38 (l)	250	251
Silver Point CLO 8 Ltd
Series 2025-A1-8A, 5.43%, (3 Month Term SOFR + 1.21%), 04/15/38 (l)	150	150
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 0.00%, (3 Month Term SOFR + 1.32%), 07/19/38 (l)	3,000	3,000
Series 2021-A2R-20A, 0.00%, (3 Month Term SOFR + 1.57%), 07/19/38 (l)	3,000	3,000
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 9.18%, (1 Month Term SOFR + 4.86%), 10/15/41 (l)	1,383	1,446
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	250	243
Series 2021-C-A, 2.99%, 01/15/53	1,715	1,494
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	168	162
Series 2021-C-C, REMIC, 3.00%, 01/15/53	108	96
Series 2021-D-C, REMIC, 3.93%, 01/15/53	33	30
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.40%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	1,133	1,133
SoFi Personal Loan Trust 2023-1
Series 2023-A-1, 6.00%, 09/13/27 (l)	796	805
Series 2023-R1-1, 0.00%, 11/12/30 (l)	27	1,220
Sona Fios Clo III DAC
Series D-3X, 5.49%, (3 Month EURIBOR + 3.25%), 04/20/37, EUR (g) (l)	690	813
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (a) (p)	24	21
Series 2017-A-1, 0.00%, 02/15/30 (a) (p)	742	632
Series 2017-AA-1, 0.00%, 02/15/30 (a) (p)	282	246
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	791	795
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (l)	24	671
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 6.35%, (1 Month Term SOFR + 2.04%), 07/15/36 (l)	401	401
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.16%, (1 Month Term SOFR + 0.85%), 11/15/38 (l)	216	216
Series 2021-F-MFP, REMIC, 7.59%, (1 Month Term SOFR + 2.74%), 11/15/38 (l)	1,261	1,261
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 7.58%, (1 Month Term SOFR + 2.73%), 11/16/26 (l)	360	360
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	829	848
Symphony CLO XXI Ltd
Series 2019-AR2-21A, 5.16%, (3 Month Term SOFR + 0.90%), 07/15/32 (l)	247	246
TCW CLO 2023-1 Ltd
Series 2023-A1R-1A, 5.67%, (3 Month Term SOFR + 1.38%), 03/31/38 (l)	2,000	2,000
Texas Debt Capital CLO 2023-I Ltd
Series 2023-D1R-1A, 7.05%, (3 Month Term SOFR + 2.75%), 07/20/38 (l)	1,300	1,300
Texas Debt Capital Euro CLO 2025-I Designated Activity Company
Series 2025-D-1X, 5.20%, (3 Month EURIBOR + 3.00%), 04/16/39, EUR (g) (l)	520	610
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 5.64%, (3 Month Term SOFR + 1.38%), 01/17/34 (l)	250	250
TICP CLO XII, Ltd.
Series 2018-BR-12A, 6.17%, (3 Month Term SOFR + 1.91%), 07/17/34 (l)	250	251
Tikehau CLO XII Designated Activity Company
Series D-12X, 5.49%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (g) (l)	570	665
Trestles CLO III LTD
Series 2020-A1R-3A, 5.66%, (3 Month Term SOFR + 1.39%), 10/20/37 (l)	1,250	1,254
Trinitas CLO XIV, Ltd.
Series 2020-BR-14A, 6.23%, (3 Month Term SOFR + 1.95%), 01/25/34 (l)	260	260
Series 2020-CR-14A, 6.68%, (3 Month Term SOFR + 2.40%), 01/25/34 (l)	260	260
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	167
United Airlines Pass Through Trust 2019-2AA
Series 2019-A-2, REMIC, 2.90%, 05/01/28	115	107
Usaa Ultra Short-Term Bond Fund
Series 2019-AR2-75A, 5.56%, (3 Month Term SOFR + 1.30%), 04/17/34 (l)	3,000	3,005
Victory Street CLO I Designated Activity Company
Series D-1X, 6.32%, (3 Month EURIBOR + 3.45%), 01/15/38, EUR (g) (l)	480	566
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (l)	325	316
Voya CLO 2017-2, Ltd.
Series 2017-A2AR-2A, 6.17%, (3 Month Term SOFR + 1.91%), 06/07/30 (l)	1,300	1,304
Voya CLO 2018-2 Ltd
Series 2018-C1-2A, 6.37%, (3 Month Term SOFR + 2.11%), 07/15/31 (l)	700	701
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (l)	211	192
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.79%, 07/17/53 (l)	4,800	336
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.49%, 04/17/54 (l)	2,811	168
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.48%, 07/15/27 (l)	417	419
Whitebox CLO I Ltd
Series 2019-BRR-1A, 6.03%, (3 Month Term SOFR + 1.75%), 07/24/36 (l)	250	250
Whitebox Clo V Ltd
Series 2025-A1-5A, 0.00%, (3 Month Term SOFR + 1.36%), 07/20/38 (l)	3,000	3,000
Series 2025-B-5A, 0.00%, (3 Month Term SOFR + 1.70%), 07/20/38 (l)	700	700
Total Non-U.S. Government Agency Asset-Backed Securities (cost $166,947)		163,801
GOVERNMENT AND AGENCY OBLIGATIONS 5.4%
Sovereign 3.8%
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (i) (n)	93	53
0.00%, 02/01/30 - 02/01/36 (i) (n)	53	23
Canada, Government of
2.75%, 03/01/30, CAD	7,049	5,159
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (g)	219	203
City Of Ulaanbaataar Mongolia
7.75%, 08/21/27 (g)	300	300
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	82	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
6.85%, 08/12/35, PEN (i)	4,650	1,349
Departamento Administrativo De La Presidencia De La Republica
8.00%, 04/20/33	329	341
Estado Espanol
2.70%, 01/31/30, EUR	4,676	5,568
3.15%, 04/30/35, EUR (i)	1,139	1,340
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (i)	260	277
6.60%, 06/13/36 (i)	200	204
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	5,901	155
5.25%, 09/10/60	135	122
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	44,544	2,345
8.50%, 03/01/29, MXN	16,602	883
7.50%, 05/26/33, MXN	54,945	2,667
6.35%, 02/09/35	407	417
7.75%, 11/13/42, MXN	5,928	260
7.38%, 05/13/55	594	614
Gouvernement De France
3.20%, 05/25/35, EUR (i)	1,272	1,490
Government of Barbados, The
8.00%, 06/26/35 (i)	85	85
Government of Ireland
2.60%, 10/18/34, EUR (g)	15,365	17,637
Government of Saudi Arabia
5.00%, 01/18/53 (i)	316	269
HM Treasury
4.38%, 03/07/30, GBP	8,024	11,217
Latvia, Republic of
5.13%, 07/30/34 (i)	200	199
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (g)	240	304
Malaysia, Government of
4.64%, 11/07/33, MYR	6,312	1,622
3.83%, 07/05/34, MYR	3,491	848
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	8,298,900	1,872
7.75%, 09/18/30, COP	5,531,900	1,171
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	4,110	594
Morocco, Kingdom of
5.95%, 03/08/28 (i)	200	205
4.75%, 04/02/35, EUR (i)	135	159
Nigeria, Federal Government of
8.38%, 03/24/29 (i)	209	210
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (i)	200	193
Presidencia da Republica
10.00%, 01/01/27, BRL	15,160	2,645
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	404	484
4.34%, 03/07/42	354	306
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (g)	324	328
4.50%, 01/30/30 (i)	370	352
7.05%, 02/03/31 (i)	150	158
4.88%, 09/23/32 (i)	198	183
10.75%, 06/01/36, DOP (i)	30,250	512
Republic of Indonesia, The Government of, The
7.00%, 05/15/27, IDR	19,263,000	1,207
6.75%, 07/15/35, IDR	33,230,000	2,060
8.25%, 05/15/36, IDR	9,178,000	628
7.13%, 06/15/38, IDR (g)	27,570,000	1,729
Romania, Government of
2.12%, 07/16/31, EUR (g)	56	55
5.88%, 07/11/32, EUR (i)	151	179
6.25%, 09/10/34, EUR (i)	148	176
Sandor-Palota
5.25%, 06/16/29 (i)	344	347
5.38%, 09/12/33, EUR (g)	45	57
7.00%, 10/24/35, HUF	203,300	595
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (g)	399	398
Segretariato Generale Della Presidenza Della Repubblica
2.95%, 07/01/30, EUR	4,209	5,025
South Africa, Parliament of
8.00%, 01/31/30, ZAR	107,419	5,967
7.00%, 02/28/31, ZAR	41,875	2,176
8.50%, 01/31/37, ZAR	8,645	425
9.00%, 01/31/40, ZAR	10,069	492
5.00%, 10/12/46	200	140
5.75%, 09/30/49	353	265
Thailand, Kingdom of
2.50%, 11/17/29, THB	80,127	2,578
The Arab Republic of Egypt
24.46%, 10/01/27, EGP	6,389	130
24.14%, 12/03/27, EGP	794	16
21.38%, 02/04/28, EGP	8,581	166
23.44%, 07/01/28, EGP	6,970	142
5.63%, 04/16/30, EUR (g)	106	115
8.50%, 01/31/47 (i)	200	162
7.50%, 02/16/61 (i)	200	145
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (g)	311	311
The Philippines, Government of
6.25%, 02/28/29, PHP	31,410	565
6.38%, 04/28/35, PHP	11,030	196
The Republic of Uzbekistan
5.38%, 05/29/27, EUR (i)	108	130
Turkiye Cumhuriyeti Basbakanlik
31.08%, 11/08/28, TRY	7,148	170
30.00%, 09/12/29, TRY	4,100	96
Urad Vlady Ceske Republiky
5.00%, 09/30/30, CZK	34,890	1,753
4.50%, 11/11/32, CZK	18,690	915
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	9,724	2,790
4.75%, 07/25/29, PLN	5,478	1,517
4.88%, 10/04/33	38	38
5.00%, 10/25/34, PLN	3,132	839
5.50%, 04/04/53	58	54
Vlada Crne Gore
2.88%, 12/16/27, EUR (g)	106	122
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (g)	115	142
		100,402
U.S. Treasury Note 0.8%
Treasury, United States Department of
4.00%, 12/15/25 (b)	20,893	20,875
4.13%, 02/28/27 (b)	1,380	1,387
		22,262
Mortgage-Backed Securities 0.7%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 07/15/55 (q)	20,495	18,446
Municipal 0.1%
Grand Canyon University
7.38%, 10/01/29	555	574
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	1,335	1,349
		1,923
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.92%, 05/25/29 (l)	8,703	193
Interest Only, Series XFX-KL06, REMIC, 1.46%, 12/25/29 (l)	1,338	55
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (l)	1,707	97
Interest Only, Series X1-K109, REMIC, 1.69%, 04/25/30 (l)	2,347	143
Interest Only, Series X1-K110, REMIC, 1.76%, 04/25/30 (l)	1,306	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series X1-K116, REMIC, 1.52%, 07/25/30 (l)	1,197	68
Interest Only, Series 2020-X1-K120, REMIC, 1.12%, 10/25/30 (l)	7,624	330
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.87%, 09/25/30 (l)	244	238
		1,206
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 7.71%, (SOFR 30-Day Average + 3.40%), 01/25/32 (l)	331	341
Treasury Inflation Indexed Securities 0.0%
Urzad Rady Ministrow
2.00%, 08/25/36, PLN (r)	1,022	250
Total Government And Agency Obligations (cost $140,571)		144,830
SENIOR FLOATING RATE INSTRUMENTS 5.0%
Information Technology 1.1%
Altar Bidco, Inc.
Term Loan, 9.75%, (SOFR + 5.60%), 11/09/28 (l)	2,318	2,173
Atos SE
Term Loan, 0.00%, (3 Month EURIBOR + 2.60%), 12/17/29, EUR (l) (s)	1,000	1,250
Aviv Group GmbH
Term Loan, 6.10%, (EURIBOR + 4.00%), 01/29/32, EUR (l)	1,434	1,689
Bock Capital Bidco B.V.
Term Loan, 5.86%, (3 Month EURIBOR + 4.00%), 06/29/28, EUR (l)	912	1,072
Boost Newco Borrower, LLC
2025 USD Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (l)	869	870
Boxer Parent Co Inc
Term Loan B, 5.51%, (EURIBOR + 3.50%), 07/30/31, EUR (l)	1,492	1,753
Cegid SAS
Term Loan, 5.44%, (3 Month EURIBOR + 3.25%), 01/16/30, EUR (l)	1,500	1,764
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 03/30/29 (l)	627	627
ConnectWise, LLC
2021 Term Loan B, 8.06%, (3 Month Term SOFR + 3.50%), 09/23/28 (l)	606	608
DRI Holdings, Inc
Term Loan, 9.68%, (SOFR + 5.25%), 12/15/28 (l)	544	536
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/31/30 (l)	1,733	1,731
GoTo Group Inc
Term Loan, 9.16%, (SOFR + 4.75%), 04/28/28 (l)	215	136
IGT Holding IV AB
Term Loan, 5.86%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (l)	1,333	1,564
Instructure Holdings, Inc.
2024 Term Loan, 7.21%, (6 Month Term SOFR + 3.00%), 09/11/31 (l)	1,992	1,994
ION Trading Finance Limited
Term Loan, 6.60%, (EURIBOR + 4.25%), 04/01/28, EUR (l)	1,000	1,168
Lorca Telecom BidCo SA
Term Loan, 4.81%, (3 Month EURIBOR + 2.75%), 03/25/31, EUR (l)	1,774	2,072
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/01/29 (l)	1,165	1,130
Mosel Bidco Se
Term Loan, 6.10%, (EURIBOR + 3.75%), 09/16/30, EUR (l)	1,239	1,459
Polaris Newco LLC
Term Loan, 5.76%, (3 Month EURIBOR + 4.00%), 06/02/28, EUR (l)	1,990	2,230
Redstone Holdco 2 L.P.
Term Loan, 9.29%, (SOFR + 4.75%), 04/27/28 (l)	1,255	672
Twitter, Inc.
Term Loan, 10.95%, (3 Month Term SOFR + 6.50%), 10/27/29 (l)	274	267
2025 Fixed Term Loan, 9.50%, (Fixed + 9.50%), 12/31/99 (l)	279	271
Verifone Sys Inc
Term Loan, 10.21%, (SOFR + 5.50%), 08/18/28 (l)	1,292	1,206
Term Loan, 0.00%, (SOFR + 5.50%), 12/31/49 (l) (s)	128	119
		28,361
Industrials 1.1%
AERNNOVA Aerospace SAU
Term Loan B, 6.32%, (EURIBOR + 4.00%), 02/27/30, EUR (l)	1,303	1,530
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (l)	425	426
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 07/31/31 (l)	854	852
Apleona
Term Loan B, 5.94%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (l)	1,200	1,411
Applegreen Ireland Invts Fin Ltd
Term Loan, 7.19%, (3 Month EURIBOR + 5.00%), 01/24/32, EUR (l)	854	1,012
Arctera US Holdings LLC
Term Loan, 12.30%, (SOFR + 8.00%), 12/10/29 (l)	303	303
Arsenal AIC Parent LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 08/19/30 (l)	98	98
Artemis Bidco Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 3.75%), 12/31/49, EUR (l) (s)	1,654	1,946
Beach Acquisition Bidco, LLC
Term Loan, 0.00%, (EURIBOR + 3.50%), 12/31/49, EUR (l) (s)	1,821	2,141
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.50%, (1 Month Term SOFR + 3.17%), 03/30/29 (l)	857	855
CPPIB Capital Inc
Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 08/07/31 (l)	768	765
Edge Finco PLC
Term Loan, 5.54%, (EURIBOR + 3.50%), 09/01/31, EUR (l)	1,162	1,368
Emerald Technologies (U.S.) AcquisitionCo Inc.
Term Loan, 10.73%, (SOFR + 6.25%), 02/03/29 (e) (l)	630	435
Fertitta Entertainment, LLC
2022 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 01/13/29 (k) (l)	970	969
FNZ Group Entities Ltd
Term Loan, 10.21%, (SONIA + 6.00%), 10/30/31, GBP (l)	1,500	1,632
Garda World Security Corporation
2025 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 02/01/29 (l)	283	283
Gategroup Fin Luxembourg SA
Term Loan, 0.00%, (3 Month EURIBOR + 4.25%), 12/31/49, EUR (l) (s)	1,416	1,668
Inspired Finco Holdings Ltd
Term Loan, 5.26%, (EURIBOR + 3.25%), 02/05/31, EUR (l)	217	254
Term Loan, 5.26%, (3 Month EURIBOR + 3.25%), 02/28/31, EUR (l)	287	337
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 12/31/49, EUR (l) (s)	575	674
Nielsen Consumer Inc
Term Loan, 5.56%, (3 Month EURIBOR + 3.50%), 03/06/28, EUR (l)	1,496	1,753

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Pitney Bowes Inc.
2025 Term Loan B, 8.08%, (1 Month Term SOFR + 3.75%), 01/31/32 (l)	925	922
Platea BC Bidco AB
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l) (s)	101	120
Term Loan, 4.00%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	833	983
Term Loan, 6.36%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	65	77
Sector Alarm Holding AS
Term Loan, 5.51%, (EURIBOR + 3.50%), 06/14/29, EUR (l)	814	958
Tackle Sa rl
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 05/18/28, EUR (l) (s)	891	1,046
Term Loan B2, 5.37%, (EURIBOR + 3.25%), 05/22/28, EUR (l)	984	1,155
TK Elevator Midco GmbH
Term Loan, 5.85%, (EURIBOR + 3.25%), 04/30/30, EUR (l)	1,017	1,193
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (l)	495	496
Vaco Holdings, LLC
2022 Term Loan, 9.45%, (3 Month Term SOFR + 5.00%), 01/07/29 (l)	651	596
		28,258
Consumer Discretionary 0.8%
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/01/31 (l)	764	767
Belron Finance US LLC
Term Loan, 5.15%, (3 Month EURIBOR + 3.00%), 10/16/31, EUR (l)	1,325	1,558
Caesars Entertainment Inc.
2024 Term Loan B1, 6.58%, (1 Month Term SOFR + 2.25%), 01/24/31 (l)	1,343	1,341
CDR Firefly Bidco PLC
Term Loan, 9.21%, (EURIBOR + 4.75%), 04/29/29, GBP (l)	1,642	2,240
Clarios
Term Loan, 5.26%, (3 Month EURIBOR + 3.25%), 01/28/32, EUR (l)	1,500	1,762
First Brands Group LLC
Term Loan B, 7.19%, (EURIBOR + 5.00%), 03/30/27, EUR (l)	984	1,118
HBX Group
Term Loan, 4.87%, (3 Month EURIBOR + 2.75%), 02/14/32, EUR (l)	1,685	1,975
Hestiafloor 2
Term Loan, 6.10%, (EURIBOR + 3.75%), 02/28/30, EUR (l)	588	693
Hydrofarm Holdings Group, Inc.
Term Loan, 10.04%, (LIBOR + 5.50%), 10/21/28 (l)	377	306
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 04/26/30 (l)	627	619
Jack Ohio Finance LLC
2025 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 01/28/32 (l)	253	251
Maverick Gaming LLC
Term Loan, 11.78%, (SOFR + 7.50%), 06/03/28 (l)	818	583
Parts Europe
Term Loan, 5.49%, (EURIBOR + 3.25%), 02/03/31, EUR (l)	1,132	1,333
Pax Holdco Spain Slu
Term Loan, 6.04%, (EURIBOR + 4.00%), 12/31/29, EUR (l)	1,632	1,919
Peer Holdings III BV
Term Loan, 5.11%, (EURIBOR + 2.75%), 07/01/31, EUR (l)	1,600	1,882
Speedster Bidco GmbH
Term Loan, 6.10%, (3 Month EURIBOR + 3.75%), 10/17/31, EUR (l)	1,110	1,308
Station Casinos LLC
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 03/07/31 (l)	544	545
		20,200
Communication Services 0.7%
Avaya, Inc.
2023 Exit Term Loan, 11.83%, (1 Month Term SOFR + 7.50%), 08/01/28 (l)	6	5
Bally's Corporation
2021 Term Loan B, 7.78%, (SOFR + 3.25%), 08/05/28 (l)	660	582
Banijay
Term Loan, 5.59%, (3 Month EURIBOR + 3.25%), 01/22/32, EUR (l)	1,398	1,643
Charter Communications Operating, LLC
2024 Term Loan B5, 6.55%, (3 Month Term SOFR + 2.25%), 11/21/31 (l)	143	143
CSC Holdings, LLC
2019 Term Loan B5, 9.00%, (Prime + 1.50%), 04/15/27 (l)	295	287
DirecTV Financing, LLC
Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 07/22/27 (l)	110	111
DIRECTV Financing, LLC
Term Loan, 9.83%, (SOFR + 5.50%), 02/15/31 (l)	1,102	1,048
Entain PLC
EUR Term Loan B3, 5.62%, (EURIBOR + 3.50%), 06/30/28, EUR (l)	967	1,141
International Entertainment JJCO 3 Ltd
Term Loan, 9.21%, (SONIA + 4.75%), 04/02/32, GBP (l)	2,294	3,154
Matterhorn Telecom SA
Term Loan, 4.53%, (3 Month EURIBOR + 2.75%), 01/16/32, EUR (l)	1,000	1,173
Stage Entertainment
Term Loan, 6.12%, (EURIBOR + 4.00%), 06/29/29, EUR (l)	1,000	1,180
Tele Columbus AG
Term Loan B, 10.00%, (EURIBOR + 4.00%), 01/01/29, EUR (l)	1,099	839
Zegona HoldCo Ltd
Term Loan, 5.66%, (EURIBOR + 3.00%), 07/09/29, EUR (l)	516	605
Ziggo BV
Term Loan, 4.89%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	6,805
		18,716
Health Care 0.6%
Aenova Group
Term Loan B, 5.01%, (3 Month EURIBOR + 3.75%), 08/22/31, EUR (l)	1,698	1,982
AI Sirona Luxembourg Acquisition Sarl
Term Loan, 5.51%, (EURIBOR + 4.00%), 09/30/28, EUR (l)	1,000	1,177
Bausch Lomb Corp
Term Loan B, 8.57%, (SOFR + 4.25%), 12/17/30 (l)	705	706
HomeVi
Term Loan, 7.19%, (3 Month EURIBOR + 5.00%), 12/31/29, EUR (l)	1,500	1,758
Median BV
Term Loan B - B1, 7.61%, (3 Month EURIBOR + 5.00%), 10/14/27, EUR (l)	1,637	1,920
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 10/23/28 (l)	1,686	1,687
Mehilainen Yhtioet Oy
Term Loan, 6.26%, (3 Month EURIBOR + 3.90%), 08/05/31, EUR (l)	1,788	2,108
Nidda Healthcare GmbH
Term Loan, 6.05%, (3 Month EURIBOR + 4.00%), 02/21/30, EUR (l)	1,399	1,648
Ramsay Sante
Term Loan, 5.49%, (EURIBOR + 3.25%), 08/13/31, EUR (l)	900	1,053

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Schoen Klinik SE
Term Loan, 5.36%, (EURIBOR + 3.00%), 01/13/31, EUR (l)	1,111	1,299
		15,338
Consumer Staples 0.3%
Bellis Acquisition Company PLC
Term Loan B, 7.09%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	1,654	1,841
Froneri International Limited
Term Loan, 5.10%, (3 Month EURIBOR + 2.50%), 09/30/31, EUR (l)	1,000	1,158
Market Bidco Ltd
Term Loan, 6.63%, (3 Month EURIBOR + 4.50%), 11/04/30, EUR (l)	430	499
Obol France 25
Term Loan, 7.19%, (EURIBOR + 5.00%), 12/31/28, EUR (l)	1,000	1,155
Pegasus BidCo B.V.
Term Loan B, 5.64%, (3 Month EURIBOR + 3.50%), 07/12/29, EUR (l)	1,333	1,573
United Petfood
Term Loan, 5.17%, (3 Month EURIBOR + 2.75%), 02/26/32, EUR (l)	1,135	1,331
Upfield B.V.
Term Loan, 9.99%, (SONIA + 5.25%), 07/07/25, GBP (l)	1,150	1,565
		9,122
Materials 0.3%
IFCO Management GmbH
Term Loan, 6.09%, (EURIBOR + 3.50%), 11/24/29, EUR (l)	1,000	1,179
Ineos Finance PLC
Term Loan, 5.26%, (EURIBOR + 3.25%), 02/07/31, EUR (l)	1,000	1,145
Term Loan, 5.51%, (EURIBOR + 3.50%), 06/23/31, EUR (l)	1,000	1,149
INEOS Quattro Holdings UK Limited
Term Loan, 6.51%, (EURIBOR + 4.50%), 03/31/29, EUR (l)	1,210	1,351
Nobian Fin Bv
Term Loan B, 5.77%, (3 Month EURIBOR + 3.50%), 07/04/30, EUR (l)	1,895	2,213
		7,037
Energy 0.1%
CVR Energy, Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 12/30/27 (l)	805	804
Solaris Energy Infrastructure
Term Loan, 10.30%, (SOFR + 6.00%), 08/31/29 (e) (l)	3,009	2,934
		3,738
Financials 0.0%
Cervantes Bidco SL
Term Loan, 5.79%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (l)	742	873
Total Senior Floating Rate Instruments (cost $125,578)		131,643
INVESTMENT COMPANIES 2.5%
Health Care Select Sector SPDR Fund	10	1,305
iShares Broad USD High Yield Corporate Bond ETF (t)	81	3,056
iShares China Large-Cap ETF (c) (d) (t)	78	2,883
iShares Core S&P Small Cap ETF (t)	12	1,350
iShares MSCI Brazil ETF (d) (t)	41	1,171
iShares MSCI China ETF (t)	84	4,645
KraneShares CSI China Internet ETF	81	2,775
SPDR Blackstone Senior Loan ETF (d)	33	1,364
SPDR Gold Shares (c) (d)	131	40,021
SPDR S&P Homebuilders ETF (d)	12	1,211
SPDR S&P Regional Banking ETF (d)	17	991
VanEck J. P. Morgan EM Local Currency Bond ETF (d)	85	2,146
VanEck Semiconductor ETF (d)	9	2,566
Xtrackers Harvest CSI 300 China A-Shares ETF - Class A (d)	—	13
Total Investment Companies (cost $65,294)		65,497
PREFERRED STOCKS 0.2%
Financials 0.1%
Banco Bradesco S/A. (j)	239	738
Citigroup Capital XIII, 10.91%, 10/30/40	70	2,062
Wells Fargo & Company - Series A, 7.50% (h) (j)	1	1,049
		3,849
Health Care 0.1%
Roche Holding AG	4	1,452
Consumer Staples 0.0%
Henkel AG & Co. KGaA (j)	7	531
Materials 0.0%
Gerdau S.A.	150	441
Total Preferred Stocks (cost $5,952)		6,273
WARRANTS 0.0%
Evgo Inc. (a)	23	5
Hippo Holdings Inc. (a)	20	—
Latch, Inc. (a) (e)	53	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	46
Total Warrants (cost $441)		51
SHORT TERM INVESTMENTS 10.9%
Investment Companies 8.8%
JNL Government Money Market Fund - Class I, 4.20% (t) (u)	232,689	232,689
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 4.30% (t) (u)	57,034	57,034
Treasury Securities 0.0%
Presidencia da Republica
13.12%, 01/01/26, BRL	3,579	613
The Arab Republic of Egypt
22.03%, 11/18/25, EGP	6,325	115
23.50%, 11/25/25, EGP	2,850	52
22.11%, 12/16/25, EGP	20,825	372
		1,152
Total Short Term Investments (cost $290,819)		290,875
Total Investments 101.2% (cost $2,463,998)		2,691,602
Total Purchased Options 0.4% (cost $11,380)		11,435
Other Derivative Instruments (0.3)%		(8,950)
Other Assets and Liabilities, Net (1.3)%		(34,049)
Total Net Assets 100.0%		2,660,038

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of June 30, 2025.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $129,631 and 4.9% of the Fund.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(p) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $18,042.

(r) Treasury inflation indexed note, par amount is adjusted for inflation.

(s) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

Summary of Investments by Country^	Total Long Term Investments
United States of America	62.5%
United Kingdom	6.8
France	3.2
Cayman Islands	2.4
Multi-National	2.3
Italy	2.1
Japan	2.0
Netherlands	2.0
Ireland	1.7
Germany	1.7
Canada	1.6
China	1.5
Spain	1.3
Taiwan	1.1
Switzerland	0.9
Denmark	0.6
Sweden	0.6
Mexico	0.6
South Africa	0.5
South Korea	0.4
Australia	0.4
Brazil	0.4
Indonesia	0.4
Poland	0.3
Luxembourg	0.2
Hong Kong	0.2
Czech Republic	0.2
India	0.2
Norway	0.2
Colombia	0.1
Thailand	0.1
Belgium	0.1
Israel	0.1
Malaysia	0.1
Argentina	0.1
Peru	0.1
Finland	0.1
Hungary	0.1
Saudi Arabia	0.1
Philippines	0.1
Dominican Republic	0.1
Egypt	0.1
United Arab Emirates	0.1
Chile	0.1
Jersey	0.1
Greece	0.1
Singapore	—
Gibraltar	—
Macau	—
Austria	—
Portugal	—
Turkey	—
Zambia	—
Guatemala	—
Romania	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Summary of Investments by Country^	Total Long Term Investments
Morocco	—
Ukraine	—
Kazakhstan	—
Jordan	—
Costa Rica	—
Mongolia	—
Malta	—
Uruguay	—
Bermuda	—
Nigeria	—
Bahrain	—
Latvia	—
Kuwait	—
Vietnam	—
Cote D'Ivoire	—
Macedonia	—
Panama	—
Uzbekistan	—
Montenegro	—
Barbados	—
Cambodia	—
New Zealand	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,079	—	3,126	43	107	(60)	—	—
iShares Biotechnology ETF	2,644	—	2,656	3	(206)	218	—	—
iShares Broad USD High Yield Corporate Bond ETF	2,998	—	—	85	—	58	3,056	0.1
iShares China Large-Cap ETF	—	2,812	59	40	2	128	2,883	0.1
iShares Core S&P Small Cap ETF	1,423	—	—	9	—	(73)	1,350	0.1
iShares iBoxx $ High Yield Corporate Bond ETF	3,392	6,131	9,637	16	95	19	—	—
iShares Latin America 40 ETF	730	—	844	—	(68)	182	—	—
iShares MSCI Brazil ETF	914	—	—	21	—	257	1,171	—
iShares MSCI China ETF	3,950	—	—	45	—	695	4,645	0.2
iShares MSCI Emerging Markets ETF	354	—	378	—	1	23	—	—
iShares Russell Mid-Cap Growth ETF	495	—	469	—	97	(123)	—	—
JNL Government Money Market Fund, 4.20% - Class I	251,956	517,578	536,845	5,108	—	—	232,689	8.8
JNL Government Money Market Fund, 4.30% - Class SL	37,793	606,138	586,897	1,070	—	—	57,034	2.1
Quintis Limited	—	—	—	—	—	—	—	—
	309,728	1,132,659	1,140,911	6,440	28	1,324	302,828	11.4

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	185	208	—
AA Bond Co Limited, 6.50%, 01/31/26	04/23/24	514	565	—
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 5.89%, 02/15/37	07/05/24	412	448	—
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	09/02/24	221	243	—
AC Energy, Inc., 4.00%	02/13/25	200	194	—
Afflelou, 6.00%, 07/25/29	07/17/24	470	525	—
AIA Group Limited, 5.40%, 09/30/54	02/12/25	282	282	—
AIB Group Public Limited Company, 6.00% (callable at 100, 07/14/31)	01/07/25	259	292	—
Air France - KLM, 5.75% (callable at 100, 05/21/30)	05/15/25	223	234	—
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana	10/22/24	82	111	—
Albion Financing 1 S.a r.l., 5.38%, 05/21/30	05/14/25	385	415	—
Alibaba Group Holding Limited	03/25/25	12	11	—
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	2,213	2,512	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	724	800	0.1
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A., 5.00%, 10/30/30	06/26/25	725	731	0.1
alstria office AG, 5.50%, 03/20/31	03/14/25	324	359	—
Altice France, 3.38%, 01/15/28	10/24/24	120	135	—
Altice France, 4.13%, 01/15/29	10/21/24	100	117	—
Altice France, 4.25%, 10/15/29	10/22/24	98	115	—
Amber FinCo PLC, 6.63%, 07/15/29	07/04/24	851	962	0.1
Amgen Inc., 5.50%, 12/07/26	09/13/22	117	139	—
AMS-Osram AG, 2.13%, 11/03/27	11/15/23	640	774	0.1
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	115	137	—
Apcoa Group GmbH, 6.40%, 04/15/31	09/25/24	293	311	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 5.34%, 11/16/37	09/20/24	491	519	—
Arcano Euro CLO I Designated Activity Company, Series D-1X, 5.59%, 04/25/39	03/12/25	566	614	—
Arcano Euro CLO II Designated Activity Company, Series D-2X, 0.00%, 07/25/38	06/27/25	269	271	—
Ardagh Packaging Finance Public Limited Company, 2.13%, 08/15/26	12/10/24	365	415	—
Arena Luxembourg Finance S.a r.l., 4.82%, 05/01/30	03/25/25	330	363	—
Arini European CLO IV Designated Activity Company, Series D-4X, 6.27%, 01/15/38	10/24/24	682	740	0.1
Arini European CLO V Designated Activity Company, Series D-5X, 5.15%, 01/17/39	02/21/25	356	398	—
Aroundtown SA, 7.13% (callable at 100, 01/16/30)	07/24/24	349	496	—
Aroundtown SA, 8.63% (callable at 100, 05/07/29)	01/24/25	619	708	0.1
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/09/24	796	779	0.1
AT&T Inc., 5.50%, 03/15/27	09/07/22	174	209	—
Atlantica Infraestructura Sostenible Sociedad Limitada, 5.63%, 02/15/32	10/23/24	327	367	—
Atos SE, 5.00%, 12/18/30	01/10/25	354	548	—
Atos SE, 1.00%, 12/18/32	02/05/25	139	197	—
Aurium CLO XIII Designated Activity Company, Series D-13X, 5.17%, 04/15/38	01/30/25	239	264	—
Avoca CLO XVIII Designated Activity Company, Series DR-18X, 5.70%, 04/15/38	12/13/24	262	289	—
Avoca Static CLO I Designated Activity Company, Series DR-1X, 5.18%, 01/15/35	11/04/24	239	254	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	02/10/25	289	291	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	499	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.38% (callable at 100, 06/21/28)	07/25/24	229	261	—
Banco Santander, S.A., 3.13%, 10/06/26	09/14/22	566	683	—
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	597	654	—
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	07/30/24	464	508	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	07/24/24	445	505	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	115	135	—
Barclays PLC, 3.25%, 02/12/27	09/12/22	113	135	—
Bausch+Lomb Netherlands B.V., 5.87%, 01/15/31	06/18/25	207	214	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	311	348	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	06/26/25	300	304	—
Bellis Acquisition Company PLC, 8.00%, 07/01/31	06/18/25	365	375	—
Bellis Finco PLC, 4.00%, 02/16/27	11/16/23	1,033	1,230	0.1
Bertrand Franchise Finance, 5.99%, 07/18/30	05/30/24	506	535	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	308	367	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	115	136	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	107	129	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,063	1,156	0.1
Bper Banca S.P.A., 6.50% (callable at 100, 03/20/30)	11/13/24	211	241	—
Bracken Midco1 PLC, 6.75%, 11/01/27	12/03/24	229	248	—
Bubbles BidCo S.p.A., 6.50%, 09/30/31	09/18/24	288	309	—
Bubbles BidCo S.p.A., 6.60%, 09/30/31	09/18/24	392	419	—
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	07/24/24	430	488	—
CaixaBank, S.A., 6.25% (callable at 100, 07/24/32)	01/16/25	206	241	—
Capital Four CLO VIII Designated Activity Company, Series D-8X, 5.41%, 10/25/37	09/20/24	580	606	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	202	203	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	12/11/24	160	172	—
Cellnex Telecom, S.A.	03/17/22	5,877	6,202	0.3
Cellnex Telecom, S.A., 0.75%, 11/20/31	04/03/24	190	210	—
Centrica PLC, 6.50%, 05/21/55	05/14/24	648	711	0.1
Cidron Aida Finco SARL, 7.00%, 10/27/31	04/01/25	181	202	—
Cidron Aida Finco SARL, 9.13%, 10/27/31	04/01/25	224	242	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 3.88%, 04/15/33	07/07/20	112	118	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	721	781	0.1
Citigroup Inc., 1.25%, 07/06/26	05/09/23	596	654	—
City Of Ulaanbaataar Mongolia, 7.75%, 08/21/27	02/13/25	305	300	—
Clarios Global LP, 4.75%, 06/15/31	06/04/25	491	508	—
Clean Renewable Power (Mauritius) Pte. Ltd, 4.25%, 03/25/27	02/12/25	235	234	—
COMMERZBANK Aktiengesellschaft, 4.25% (callable at 100, 10/09/27)	07/23/24	194	230	—
COMMERZBANK Aktiengesellschaft, 6.50% (callable at 100, 10/09/29)	05/15/24	647	745	0.1
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	429	523	—
Constellium SE, 5.38%, 08/15/32	07/25/24	165	181	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Contego CLO V Designated Activity Company, Series DR-5X, 5.56%, 10/15/37	03/03/25	356	392	—
Contego CLO VII Designated Activity Company, Series DR-7X, 5.63%, 01/23/38	12/11/24	451	499	—
Contego CLO XI Designated Activity Company, Series DR-11X, 5.93%, 11/22/38	10/29/24	346	372	—
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27	03/14/25	311	309	—
Contourglobal Power Holdings SA, 5.00%, 02/28/30	01/23/25	268	305	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	109	130	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	05/08/25	333	356	—
Currenta Group Holdings S.a r.l., 6.14%, 05/17/32	05/08/25	341	361	—
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company, Series DR-1X, 4.94%, 09/18/33	03/13/25	1,117	1,203	0.1
Czechoslovak Group a.s., 5.25%, 01/10/31	06/25/25	495	509	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	557	610	—
Darling Global Finance B.V., 4.50%, 07/15/32	06/18/25	451	469	—
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	305	342	—
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27	06/20/25	892	894	0.1
Deuce Finco PLC, 5.50%, 06/15/27	11/28/23	1,013	1,142	0.1
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/17/24	195	229	—
Deutsche Bank Aktiengesellschaft, 4.63% (callable at 100, 10/30/27)	01/24/25	1,000	1,131	0.1
Deutsche Bank Aktiengesellschaft, 7.13%	03/24/25	216	240	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	01/08/25	621	702	0.1
Diamond II Limited, 7.95%, 07/28/26	03/17/25	303	302	—
Dolcetto Holdco S.p.A, 0.00%, 07/14/32	06/25/25	128	130	—
Dolcetto Holdco S.p.A, 5.63%, 07/14/32	06/25/25	363	369	—
Dongyang Life Insurance Co., Ltd., 6.25%, 05/07/35	04/28/25	299	308	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	260	—
Duomo Bidco S.P.A., 6.40%, 07/15/31	07/03/24	476	520	—
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	206	223	—
Edge Finco PLC, 8.13%, 08/15/31	10/03/24	786	854	0.1
EDP, S.A., 4.63%, 09/16/54	09/09/24	439	476	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	241	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	244	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	277	—
Elo, 2.88%, 01/29/26	01/20/25	202	232	—
Elo, 4.88%, 12/08/28	06/05/25	215	213	—
Engineering - Ingegneria Informatica - S.P.A., 8.63%, 02/15/30	01/29/25	224	271	—
Eni S.P.A., 4.88% (callable at 100, 01/21/34)	01/14/25	332	384	—
EQUATE Petrochemical, 4.25%, 11/03/26	12/09/22	197	198	—
Eurobank Ergasias Services And Holdings S.A, 4.00%, 02/07/36	02/04/25	435	485	—
Eutelsat SA, 1.50%, 10/13/28	12/17/24	78	107	—
Evolution AB (publ)	07/10/24	1,326	1,304	0.1
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.63%, 08/01/27	07/09/24	403	445	—
Far East Horizon Limited, 6.00%, 10/01/28	03/25/25	248	249	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/24/24	611	647	—
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	305	—
Fibercop S.P.A., 4.75%, 06/30/30	06/18/25	151	156	—
Fibercop S.P.A., 5.13%, 06/30/32	06/18/25	146	150	—
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company, Series 2023-DR-1X, 4.84%, 02/15/38	02/07/25	454	503	—
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	607	671	—
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	05/22/25	442	462	—
Flutter Treasury Designated Activity Company, 6.13%, 06/04/31	05/22/25	250	257	—
Forvia, 2.75%, 02/15/27	05/18/23	288	323	—
Fressnapf Holding SE, 5.25%, 10/31/31	10/23/24	225	248	—
FWD Group Investments Limited, 8.40%, 04/05/29	03/21/24	1,700	1,750	0.1
Gategroup Finance (Luxembourg) S.A., 3.00%, 02/28/27	06/18/25	606	622	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	01/27/25	370	406	—
General Motors Financial Company, Inc., 4.30%, 02/15/29	04/23/24	407	459	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	241	266	—
Goldman Sachs Group, Inc., The, 0.25%, 01/26/28	04/21/23	631	706	0.1
Goldman Sachs Group, Inc., The, 0.88%, 05/09/29	01/18/24	572	643	—
Government of Ireland, 2.60%, 10/18/34	06/28/24	16,250	17,637	0.7
Grand Round, Inc.	03/31/15	1,774	483	—
Grifols, S.A., 7.13%, 05/01/30	12/11/24	361	421	—
GTECH S.p.A., 4.88%, 01/31/31	04/24/25	313	332	—
Haidilao International Holding Ltd.	12/20/23	217	240	—
Harvest CLO XXXII Designated Activity Company, Series D-32X, 5.76%, 07/27/37	05/31/24	349	382	—
Heathrow Finance PLC, 6.63%, 03/01/31	10/03/24	1,125	1,194	0.1
Heimstaden Bostad AB, 0.63%, 07/24/25	03/11/24	524	565	—
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	221	251	—
Henley CLO XI Designated Activity Company, Series D-11X, 4.97%, 04/25/39	02/10/25	505	558	—
Henley CLO XII Designated Activity Company, Series D-12X, 5.88%, 01/15/38	10/22/24	345	371	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 3.06%, 11/14/32	07/10/20	72	75	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	07/23/24	467	529	—
Hyundai Capital America, 5.74%, 03/27/30	03/24/25	300	298	—
I&M Holdings Limited, 5.00%, 03/11/30	12/04/24	105	121	—
I&M Holdings Limited, 5.38%, 07/08/31	04/01/25	134	151	—
Iberdrola Finance Ireland Designated Activity Company, 1.50%, 03/27/30	03/20/25	326	368	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	736	805	0.1
IHO Verwaltungs GmbH, 7.00%, 11/15/31	03/18/25	433	489	—
Iliad Holding, 5.63%, 10/15/28	12/06/23	1,832	2,029	0.1
India Cleantech Energy, 4.70%, 08/10/26	02/12/25	234	233	—
INEOS Finance PLC, 5.63%, 08/15/30	01/29/25	158	174	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	379	394	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	10/02/24	294	289	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	113	135	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	450	457	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	114	136	—
Intrum AB, 3.00%, 09/15/27	05/28/24	415	534	—
Intrum AB, 9.25%, 03/15/28	02/14/25	208	256	—
IPD 3 B.V., 5.50%, 06/15/31	04/29/25	386	405	—
Irca S.P.A., 5.72%, 12/15/29	11/27/24	202	225	—
Itelyum Regeneration S.p.A., 5.75%, 04/15/30	03/26/25	119	132	—
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/14/24	328	223	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	600	675	—
JPMorgan Chase & Co., 3.67%, 06/06/28	11/13/24	529	593	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 5.28%, 01/15/39	09/27/24	603	635	—
Kaixo Bondco Telecom SA., 5.13%, 09/30/29	06/12/24	288	326	—
KBC Groep, 1.25%, 09/21/27	09/07/22	108	132	—
Kleopatra Finco S.a r.l., 4.25%, 03/01/26	07/31/24	647	686	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	120	126	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	113	136	—
Kronos International, Inc., 9.50%, 03/15/29	07/23/24	153	168	—
Kumba Iron Ore Ltd	04/05/22	258	151	—
LG Energy Solution Ltd., 5.38%, 04/02/30	03/25/25	199	201	—
LG Energy Solution Ltd., 6.07%, 04/02/30	03/25/25	200	200	—
Lion/Polaris Lux 4 S.A., 5.95%, 07/01/29	06/26/24	492	542	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	168	—
Lottomatica S.p.A., 5.25%, 06/01/31	05/14/24	224	245	—
Loxama, 6.38%, 05/31/29	03/12/24	1,067	1,164	0.1
Luna 2.5 S.a r.l., 5.50%, 07/01/32	06/18/25	164	172	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	290	179	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	304	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	199	—
Market Bidco Finco PLC, 4.75%, 11/04/27	02/09/24	402	451	—
Market Bidco Finco PLC, 5.50%, 11/04/27	12/08/23	983	1,119	0.1
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	965	1,078	0.1
Maxam Prill S.a r.l., 6.00%, 07/15/30	06/26/25	726	726	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/13/25	316	312	—
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	06/11/25	346	356	—
Mehilainen Yhtiot Oy, 5.41%, 06/30/32	06/11/25	115	118	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	10/14/24	120	80	—
Mobico Group PLC, 4.88%, 09/26/31	05/09/25	389	348	—
MONETA Money Bank, a.s.	05/20/24	66	102	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	02/13/25	198	198	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	327	324	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	01/30/25	348	408	—
MTR Corporation (C.I.) Limited, 5.63% (callable at 100, 09/24/35)	06/16/25	300	304	—
Muangthai Capital Public Company Limited, 6.88%, 09/30/28	03/24/25	304	299	—
National Bank of Greece SA, 5.88%, 06/28/35	07/25/24	226	251	—
National Grid PLC, 0.16%, 01/20/28	05/24/23	771	869	0.1
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	291	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	726	785	0.1
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	112	136	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,136	1,261	0.1
Nexi Spa, 0.00%, 02/24/28	07/25/24	382	428	—
NN Group N.V., 5.75% (callable at 100, 09/11/34)	03/04/25	292	320	—
Nobian Finance B.V., 3.63%, 07/15/26	03/13/24	456	496	—
Nongfu Spring Co., Ltd. - Class H	07/31/24	184	257	—
Ocado Group PLC, 11.00%, 06/15/30	05/01/25	359	360	—
Ontex Group, 5.25%, 04/15/30	03/26/25	108	120	—
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 5.29%, 05/15/34	07/16/24	414	443	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palmer Square European Loan Funding 2024-3 Designated Activity Company, Series 2024-D-3X, 5.19%, 05/15/34	10/17/24	347	371	—
Paprec Holding, 7.25%, 11/17/29	07/11/24	433	474	—
PCF GmbH, 4.75%, 04/15/29	07/24/24	327	335	—
PCF GmbH, 7.03%, 04/15/29	07/24/24	302	307	—
Penta CLO 17 Designated Activity Company, Series 2024-D-17X, 5.39%, 08/15/38	06/14/24	375	412	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	10/03/24	376	396	—
Preem Holding AB (publ), 12.00%, 06/30/27	04/02/25	257	282	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	322	328	—
PrestigeBidCo GmbH, 6.03%, 07/01/29	06/19/24	382	423	—
Providus CLO II Designated Activity Company, Series DRR-2X, 5.48%, 10/15/38	09/19/24	386	409	—
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	05/14/25	583	635	—
PT. Bank Negara Indonesia (Persero), Tbk., 4.30% (callable at 100, 03/24/27)	02/12/25	287	287	—
PT. Freeport Indonesia, 4.76%, 04/14/27	12/09/22	344	347	—
PT. Freeport Indonesia, 6.20%, 04/14/52	02/20/25	298	294	—
PT. Indofood Cbp Sukses Makmur, 4.75%, 06/09/51	03/10/25	249	242	—
PT. Perusahaan Listrik Negara, 1.88%, 11/05/31	03/10/25	283	307	—
Puma International Financing S.A., 7.75%, 04/25/29	02/13/25	306	308	—
Q-Park Holding I B.V., 5.13%, 02/15/30	06/20/24	727	818	0.1
Quintis Limited	11/03/17	1,905	—	—
RCI Banque, 5.50%, 10/09/34	06/25/24	654	743	0.1
RCI Banque, 4.75%, 03/24/37	03/10/25	216	237	—
REI Agro Limited, 0.00%, 11/16/16	08/26/11	606	—	—
Republic of Indonesia, The Government of, The, 7.13%, 06/15/38	08/01/24	1,751	1,729	0.1
Rockford Tower Europe CLO 2025-1 Designated Activity Company, Series 2025-D-1X, 5.21%, 10/25/37	03/07/25	466	503	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	48	55	—
Rossini S.a r.l., 6.23%, 12/31/29	07/11/24	141	154	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	266	—
Samarco Mineracao S/A, 9.00%, 06/30/31	02/13/24	16	17	—
Sandor-Palota, 5.38%, 09/12/33	01/25/24	50	57	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	115	137	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	03/05/25	250	268	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	401	398	—
Schaeffler AG, 4.25%, 04/01/28	03/25/25	216	237	—
Schaeffler AG, 5.38%, 04/01/31	03/25/25	108	120	—
Seche Environnement, 4.50%, 03/25/30	03/18/25	109	119	—
SES, 4.13%, 06/24/30	06/17/25	143	148	—
SES, 4.88%, 06/24/33	06/17/25	200	208	—
Shift4 Payments, LLC, 5.50%, 05/15/33	05/08/25	291	315	—
Sigma Holdco B.V., 5.75%, 05/15/26	08/03/23	170	190	—
SMC Global Power Holdings Corp., 8.13% (callable at 100, 12/02/29)	02/13/25	302	294	—
SoftBank Group Corp, 6.88% (callable at 100, 07/19/27)	02/10/25	299	294	—
SoftBank Group Corp, 5.38%, 01/08/29	06/27/24	726	807	0.1
SoftBank Group Corp, 5.75%, 07/08/32	06/27/24	718	785	0.1
Sona Fios Clo III DAC, Series D-3X, 5.49%, 04/20/37	08/02/24	753	813	0.1
Stena International S.A., 7.25%, 01/15/31	03/10/25	1,431	1,419	0.1
Stonegate Pub Company Financing PLC, 8.77%, 07/31/29	07/31/24	198	219	—
Stonegate Pub Company Financing PLC, 10.75%, 07/31/29	07/31/24	745	820	0.1
Studio City Finance Limited, 5.00%, 01/15/29	02/13/25	277	275	—
Summer (BC) Holdco B S.a r.l., 5.88%, 02/15/30	02/07/25	158	179	—
Summer (BC) Holdco B S.a r.l., 6.39%, 02/15/30	02/07/25	206	231	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	107	131	—
Takeda Pharmaceutical Company Limited, 2.25%, 11/21/26	08/09/23	582	636	—
TeamSystem S.p.A., 5.00%, 07/01/31	06/18/25	185	189	—
TeamSystem S.p.A., 5.78%, 07/31/31	07/17/24	350	377	—
TeamSystem S.p.A., 0.00%, 07/01/32	06/18/25	313	321	—
Tele Columbus AG, 10.00%, 03/19/29	03/21/24	489	452	—
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	308	368	—
Tereos Finance Groupe I, 5.75%, 04/30/31	01/08/25	159	180	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	332	375	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	676	765	0.1
Texas Debt Capital Euro CLO 2025-I Designated Activity Company, Series 2025-D-1X, 5.20%, 04/16/39	03/13/25	564	610	—
Thames Water Utilities Finance PLC, 4.00%, 06/19/27	04/16/24	947	782	0.1
The Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	96	115	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	311	311	—
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	657	710	0.1
Tikehau CLO XII Designated Activity Company, Series D-12X, 5.49%, 10/20/38	06/27/24	610	665	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	01/30/24	587	652	—
Toronto-Dominion Bank, The, 2.88%, 04/05/27	09/07/22	112	134	—
TotalEnergies Capital International, 1.66%, 07/22/26	09/07/22	113	133	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI Cruises GmbH, 5.00%, 05/15/30	11/19/24	170	189	—
UnipolSai Assicurazioni S.p.A., 4.90%, 05/23/34	05/16/24	217	246	—
United Group B.V., 6.50%, 10/31/31	10/09/24	170	184	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/13/25	313	312	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	503	566	—
Verisure Midholding AB, 5.25%, 02/15/29	01/25/23	862	1,010	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	02/13/23	1,708	1,905	0.1
VFU Funding PLC, 9.62%, 02/11/27	06/21/23	140	153	—
Victory Street CLO I Designated Activity Company, Series D-1X, 6.32%, 01/15/38	11/04/24	522	566	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/03/23	540	658	—
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	1,073	1,182	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/04/23	1,649	1,803	0.1
Vivion Investments S.a r.l., 8.00%, 08/31/28	12/13/24	737	834	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	109	122	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	125	142	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/23/24	650	725	0.1
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/15/24	310	340	—
Volkswagen International Finance N.V., 5.49% (callable at 100, 11/15/30)	05/12/25	111	119	—
Volkswagen International Finance N.V., 5.99% (callable at 100, 11/15/33)	05/12/25	222	237	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	115	137	—
Vonovia SE, 0.88%, 05/20/32	05/13/25	336	371	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	945	1,016	0.1
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	612	672	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	899	1,021	0.1
Wells Fargo & Company, 0.63%, 03/25/30	11/13/24	546	613	—
Wintershall Dea GmbH, 6.12% (callable at 100, 05/08/30)	04/29/25	524	553	—
Wizz Air Holdings PLC	04/03/24	202	119	—
Worldline, 5.50%, 06/10/30	06/03/25	564	514	—
Wynn Macau, Limited, 5.63%, 08/26/28	02/13/25	292	294	—
Xiaomi Corporation	03/26/25	584	664	—
Zegona Finance PLC, 6.75%, 07/15/29	07/10/24	629	717	0.1
ZF Friedrichshafen AG, 7.00%, 06/12/30	06/04/25	342	354	—
Ziggo Bond Company B.V., 6.13%, 11/15/32	10/01/24	188	188	—
		155,081	163,723	6.2

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	765	September 2025	AUD	86,922	(155)	492
Chicago Board Options Exchange Volatility Index	93	August 2025		1,948	(9)	(79)
Chicago Board Options Exchange Volatility Index	3	December 2025		66	—	(2)
Chicago Board Options Exchange Volatility Index	1	February 2026		22	—	—
Euro BOBL	597	September 2025	EUR	70,512	56	(297)
Euro Bund	362	September 2025	EUR	47,390	16	(322)
Euro OAT	110	September 2025	EUR	13,714	8	(105)
Euro Schatz	83	September 2025	EUR	8,916	3	(16)
Euro STOXX 50 Price Index	97	September 2025	EUR	5,137	(13)	36
FTSE 100 Index	2	September 2025	GBP	177	(1)	(2)
Italy Government BTP Bond	95	September 2025	EUR	11,471	21	28
Long Gilt	109	September 2025	GBP	9,944	15	265
NIFTY 50 Index	254	July 2025		12,879	(92)	126
Nikkei 225 Index	165	September 2025	JPY	6,281,712	1,172	2,781
Russell 2000 Index	23	September 2025		2,436	3	84
S&P 500 Index	198	September 2025		59,909	307	2,004
S&P/TSX 60 Index	6	September 2025	CAD	1,895	9	18
STOXX Banks Index	939	September 2025	EUR	9,416	(3)	54
United States 2 Year Note	131	October 2025		27,245	6	6
United States 5 Year Note	701	October 2025		75,890	93	519
United States Long Bond	178	September 2025		19,871	178	682
United States Ultra Bond	762	September 2025		88,398	1,017	2,376
					2,631	8,648
Short Contracts
3 Month SOFR Index	(161)	March 2026		(38,695)	(8)	(78)
Chicago Board Options Exchange Volatility Index	(1)	October 2025		(21)	—	—
Chicago Board Options Exchange Volatility Index	(2)	November 2025		(42)	—	—
Chicago Board Options Exchange Volatility Index	(1)	January 2026		(22)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Euro Buxl 30 Year Bond	(15)	September 2025	EUR	(1,807)	4	30
Japan 10 Year Bond	(15)	September 2025	JPY	(2,079,065)	5	(43)
NASDAQ 100 Stock Index	(215)	September 2025		(94,173)	(609)	(4,268)
United States 10 Year Note	(1,602)	September 2025		(176,150)	(501)	(3,475)
United States 10 Year Ultra Bond	(2,556)	September 2025		(284,798)	(1,238)	(7,265)
					(2,347)	(15,099)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	9.31	(M)	01/09/26	MXN	43,904	—	(17)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	06/19/26	MXN	46,101	(1)	(2)
28-Day MEXIBOR (M)	Receiving	8.97	(M)	12/14/29	MXN	9,218	(1)	(23)
28-Day MEXIBOR (M)	Receiving	8.65	(M)	02/07/30	MXN	9,850	(1)	(19)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	05/06/30	MXN	4,433	(1)	(1)
28-Day MEXIBOR (M)	Paying	8.47	(M)	02/25/26	MXN	76,642	1	18
28-Day MEXIBOR (M)	Paying	7.73	(M)	05/11/26	MXN	23,608	—	1
28-Day MEXIBOR (M)	Paying	9.26	(M)	11/18/26	MXN	368,829	10	405
28-Day MEXIBOR (M)	Paying	9.04	(M)	11/14/29	MXN	135,897	20	355
28-Day MEXIBOR (M)	Paying	7.82	(M)	06/07/30	MXN	8,813	1	3
28-Day MEXIBOR (M)	Paying	7.72	(M)	06/24/30	MXN	5,735	—	—
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	30,810	—	(11)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	44,841	(1)	(21)
3M JIBAR (Q)	Receiving	6.94	(Q)	09/17/26	ZAR	37,265	—	1
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	7,160	—	—
3M JIBAR (Q)	Receiving	7.25	(Q)	03/19/27	ZAR	17,380	(1)	(4)
3M JIBAR (Q)	Receiving	6.99	(Q)	09/17/27	ZAR	7,821	—	(1)
3M JIBAR (Q)	Receiving	7.94	(Q)	03/19/30	ZAR	32,421	(7)	(48)
3M JIBAR (Q)	Receiving	7.60	(Q)	09/17/30	ZAR	14,589	(3)	(8)
3M JIBAR (Q)	Receiving	7.77	(Q)	09/17/30	ZAR	17,026	(4)	(16)
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	21	294
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	10	147
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	10	149
6M BUBOR (S)	Paying	5.68	(A)	09/17/27	HUF	270,932	—	(4)
6M BUBOR (S)	Paying	5.76	(A)	09/17/27	HUF	408,000	1	(4)
6M BUBOR (S)	Paying	6.55	(A)	03/19/30	HUF	77,570	—	4
6M BUBOR (S)	Paying	5.96	(A)	09/17/30	HUF	34,906	—	—
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	12	2,286
6M EURIBOR (S)	Paying	6.50	(A)	03/19/27	HUF	194,072	—	3
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	9	784
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	(27)	776
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	(22)	549
6M EURIBOR (S)	Paying	2.42	(A)	01/31/30	EUR	346	—	3
6M EURIBOR (S)	Paying	2.63	(A)	01/31/30	EUR	468	—	(2)
6M EURIBOR (S)	Paying	2.43	(A)	02/03/30	EUR	695	(1)	6
6M EURIBOR (S)	Paying	2.20	(A)	06/04/30	EUR	4,886	(5)	(17)
6M PRIBOR (S)	Paying	3.46	(A)	03/19/30	CZK	18,218	(2)	(6)
6M PRIBOR (S)	Paying	3.56	(A)	06/18/30	CZK	4,572	—	(1)
6M PRIBOR (S)	Paying	3.66	(A)	06/18/30	CZK	7,410	(1)	—
6M PRIBOR (S)	Paying	3.41	(A)	09/17/30	CZK	13,590	(2)	(7)
6M PRIBOR (S)	Paying	3.55	(A)	09/17/30	CZK	17,667	(2)	(4)
6M WIBOR (S)	Receiving	4.21	(A)	09/17/26	PLN	3,178	1	2
6M WIBOR (S)	Receiving	5.24	(S)	09/19/26	PLN	7,062	(3)	(12)
6M WIBOR (S)	Receiving	5.13	(A)	03/19/27	PLN	3,523	—	(9)
6M WIBOR (S)	Receiving	5.14	(A)	03/19/27	PLN	5,872	—	(16)
6M WIBOR (S)	Receiving	3.97	(A)	09/17/27	PLN	4,228	—	4
6M WIBOR (S)	Paying	4.88	(A)	03/19/30	PLN	1,379	—	9
6M WIBOR (S)	Paying	4.94	(A)	03/19/30	PLN	2,299	—	17
6M WIBOR (S)	Paying	4.04	(A)	09/17/30	PLN	2,358	—	(4)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	(1)	48
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	(9)	(463)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	(9)	(462)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	(8)	(98)
Federal Funds Effective Rate (A)	Paying	4.24	(A)	07/30/25		387,150	—	(33)
Federal Funds Effective Rate (A)	Paying	4.28	(A)	09/17/25		202,000	(2)	3
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	(7)	80

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Korean Won 3M Certificate of Deposit (Q)	Paying	2.40	(Q)	09/17/28	KRW	2,630,770	—	—
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	304,464	—	48
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	94,215	—	23
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	115,151	—	30
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	38,724	—	15
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	38,724	—	16
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	49	(430)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	8	457
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	9	199
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	9	201
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	01/16/30	GBP	20,893	18	415
Sterling Overnight Index Average Rate (A)	Paying	4.10	(A)	11/07/54	GBP	7,500	(10)	(550)
Thai Overnight Repurchase Rate (Q)	Paying	1.61	(Q)	09/17/35	THB	4,956	—	—
U.S. SOFR (A)	Receiving	3.88	(A)	03/20/27		1,380	(1)	(7)
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	(19)	(165)
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	(18)	(47)
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	(27)	196
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	(15)	(95)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	(58)	409
U.S. SOFR (A)	Receiving	3.65	(A)	11/02/54		74,211	(543)	3,648
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	12	1,278
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	4	168
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	3	87
U.S. SOFR (A)	Paying	4.00	(A)	10/28/26		59,862	18	221
U.S. SOFR (A)	Paying	4.07	(A)	01/14/27		55,300	22	365
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	93	4,207
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	23	490
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	23	532
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	9	265
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	19	547
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	305	10,196
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	44	826
U.S. SOFR (A)	Paying	3.66	(A)	10/10/29		18,554	25	188
U.S. SOFR (A)	Paying	4.00	(A)	01/23/30		20,893	31	515
U.S. SOFR (A)	Paying	3.23	(A)	02/19/30		20,761	32	(170)
U.S. SOFR (A)	Paying	3.90	(A)	02/24/30		18,047	28	373
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	690	10,612
U.S. SOFR (A)	Paying	3.66	(A)	10/10/34		12,495	43	(5)
U.S. SOFR (A)	Paying	3.67	(A)	12/26/34		21,606	77	(11)
U.S. SOFR (A)	Paying	3.70	(A)	01/06/35		16,913	61	30
U.S. SOFR (A)	Paying	3.75	(A)	03/27/35		16,742	61	84
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	63	150
							1,063	39,945

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(93)	3	185
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(69)	(2)	(63)
CDX.NA.HY.44 (Q)	N/A	5.00	06/20/30	920	(69)	(3)	(53)
CDX.NA.IG.44 (Q)	N/A	1.00	06/20/30	2,776	(61)	—	—
					(292)	(2)	69
Credit default swap agreements - sell protection
CDX.NA.HY.39.V4 (Q)	2.19	5.00	12/20/27	(3,189)	206	6	204
CDX.NA.HY.41.V2 (Q)	2.62	5.00	12/20/28	(6,116)	451	13	228
CDX.NA.IG.39 (Q)	0.29	1.00	12/20/27	(2,318)	39	—	35
ITRAXX.EUR.XO.42.V2 (Q)	2.70	5.00	12/20/29	(15,651)	1,650	56	31
ITRAXX.EUR.XO.43 (Q)	2.80	5.00	06/20/30	(249)	27	6	2
					2,373	81	500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Sep. 2025	Call	114.00	07/25/25	7	798	1
United States 10 Year Note Future, Sep. 2025	Call	114.00	08/22/25	12	1,368	5
United States 10 Year Note Future, Sep. 2025	Call	113.00	08/22/25	8	904	5
						11
Index Options
S&P 500 Index	Put	5,975.00	08/15/25	1	598	5

Options on Securities
Advanced Micro Devices, Inc.	Call	155.00	09/19/25	88	1,364	66
Air Products and Chemicals, Inc.	Call	280.00	07/18/25	10	280	6
Alphabet Inc.	Call	180.00	07/18/25	104	1,872	34
Alphabet Inc.	Call	185.00	08/15/25	88	1,628	52
Amazon.com, Inc.	Call	215.00	07/18/25	251	5,397	206
American Airlines Group Inc.	Put	8.00	09/19/25	120	96	2
Apple Inc.	Call	215.00	07/18/25	128	2,752	19
Apple Inc.	Call	210.00	07/18/25	116	2,436	32
Bank of America Corporation	Call	46.00	07/18/25	892	4,103	182
Boston Scientific Corporation	Call	110.00	07/18/25	171	1,881	18
Broadcom Inc.	Call	260.00	07/18/25	57	1,482	110
Capital One Financial Corporation	Call	200.00	07/18/25	52	1,040	75
Chevron Corporation	Call	140.00	07/18/25	24	336	12
Citigroup Inc.	Call	80.00	07/18/25	453	3,624	270
Citigroup Inc.	Call	90.00	09/19/25	336	3,024	76
Confluent, Inc.	Call	25.00	07/18/25	137	343	14
CyberArk Software Ltd.	Call	400.00	07/18/25	12	480	19
Dollar Tree, Inc.	Put	85.00	09/19/25	322	2,737	73
Eli Lilly and Company	Call	770.00	07/18/25	21	1,617	60
Eli Lilly and Company	Call	820.00	08/15/25	26	2,132	79
EQT Corporation	Call	60.00	07/18/25	77	462	8
Freeport-McMoRan Inc.	Call	40.00	07/18/25	95	380	36
Hilton Worldwide Holdings Inc.	Call	270.00	09/19/25	165	4,455	193
Home Depot, Inc. , The	Call	390.00	07/18/25	18	702	1
Home Depot, Inc. , The	Call	380.00	07/18/25	18	684	3
Informatica Inc.	Call	25.00	07/18/25	156	390	—
Informatica Inc.	Call	35.00	11/21/25	47	165	—
Intuit Inc.	Call	790.00	07/18/25	12	948	16
Intuitive Surgical, Inc.	Call	585.00	07/18/25	26	1,521	4
Invesco QQQ Trust Series I	Put	523.00	06/30/25	448	23,430	—
Invesco QQQ Trust Series I	Put	500.00	07/18/25	267	13,350	15
iShares China Large-Cap ETF	Call	37.00	07/18/25	5,485	20,295	367
iShares iBoxx $ High Yield Corporate Bond ETF	Put	78.00	07/18/25	181	1,412	—
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	07/18/25	234	1,802	—
iShares Russell 2000 ETF	Call	220.00	08/15/25	396	8,712	195
iShares Russell 2000 ETF	Put	198.00	07/18/25	212	4,198	7
iShares Russell 2000 ETF	Put	180.00	07/18/25	104	1,872	1
iShares Russell 2000 ETF	Put	170.00	07/18/25	57	969	—
iShares Russell 2000 ETF	Put	185.00	08/15/25	78	1,443	5
iShares Russell 2000 ETF	Put	195.00	08/15/25	93	1,814	12
JPMorgan Chase & Co.	Call	275.00	07/18/25	130	3,575	213
Live Nation Entertainment, Inc.	Call	155.00	07/18/25	34	527	7
Live Nation Entertainment, Inc.	Call	150.00	07/18/25	30	450	15
MasterCard Incorporated	Call	600.00	07/18/25	15	900	1
MasterCard Incorporated	Call	590.00	07/18/25	16	944	2
Meta Platforms, Inc.	Call	680.00	07/18/25	28	1,904	174
Meta Platforms, Inc.	Call	675.00	07/18/25	26	1,755	174
Meta Platforms, Inc.	Call	740.00	08/15/25	49	3,626	192
Micron Technology, Inc.	Call	110.00	07/18/25	61	671	86
Microsoft Corporation	Call	475.00	07/18/25	81	3,848	206
Microsoft Corporation	Call	470.00	07/18/25	87	4,089	265
Microsoft Corporation	Call	505.00	08/15/25	48	2,424	66
Netflix, Inc.	Call	1,320.00	08/15/25	23	3,036	203
NextEra Energy, Inc.	Call	70.00	07/18/25	91	637	14
NextEra Energy, Inc.	Call	67.50	07/18/25	106	716	32
NIKE, Inc.	Put	55.00	07/18/25	960	5,280	2
NVIDIA Corporation	Call	150.00	07/18/25	185	2,775	189
NVIDIA Corporation	Call	130.00	07/18/25	47	611	136
NVIDIA Corporation	Call	160.00	08/15/25	187	2,992	143
NVIDIA Corporation	Call	160.00	09/19/25	132	2,112	162
Oracle Corporation	Call	175.00	07/18/25	54	945	235
Oracle Corporation	Call	170.00	07/18/25	58	986	284
Oracle Corporation	Put	190.00	08/15/25	242	4,598	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Paramount Global	Call	13.00	08/15/25	90	117	2
Sabre Corporation	Call	3.00	07/18/25	212	64	5
Sabre Corporation	Call	4.00	08/15/25	153	61	1
Sabre Corporation	Call	4.00	10/17/25	120	48	2
Salesforce, Inc.	Call	270.00	07/18/25	27	729	22
SPDR Gold Shares	Call	320.00	08/15/25	1,223	39,136	299
SPDR Gold Shares	Call	315.00	08/15/25	282	8,883	103
SPDR Gold Shares	Call	310.00	08/15/25	812	25,172	434
SPDR Gold Shares	Call	325.00	09/19/25	781	25,383	272
SPDR S&P 500 ETF Trust	Call	615.00	07/11/25	498	30,627	368
SPDR S&P 500 ETF Trust	Call	625.00	07/18/25	13	813	6
SPDR S&P 500 ETF Trust	Call	620.00	07/18/25	201	12,462	132
SPDR S&P 500 ETF Trust	Put	590.00	06/30/25	597	35,223	—
SPDR S&P 500 ETF Trust	Put	570.00	07/18/25	267	15,219	15
Stryker Corporation	Call	400.00	07/18/25	20	800	9
The Progressive Corporation	Call	295.00	07/18/25	34	1,003	1
Trane Technologies Public Limited Company	Call	450.00	07/18/25	39	1,755	12
Valero Energy Corporation	Call	135.00	07/18/25	35	473	12
Vertiv Holdings Co	Call	120.00	07/18/25	62	744	67
Vistra Corp.	Call	180.00	07/18/25	35	630	60
Walmart Inc.	Call	105.00	08/15/25	334	3,507	25
Walmart Inc.	Call	100.00	09/19/25	193	1,930	71
Walt Disney Company, The	Call	115.00	07/18/25	55	633	52
Walt Disney Company, The	Call	125.00	08/15/25	154	1,925	74
Walt Disney Company, The	Call	125.00	09/19/25	87	1,088	54
Wells Fargo & Company	Call	80.00	07/18/25	453	3,624	109
Wells Fargo & Company	Call	85.00	08/15/25	594	5,049	74
Wells Fargo & Company	Call	85.00	10/17/25	355	3,018	103
Williams Companies, Inc., The	Call	60.00	07/18/25	46	276	15
Xerox Holdings Corporation	Call	7.00	07/18/25	153	107	—
Xerox Holdings Corporation	Call	6.00	07/18/25	92	55	1
						7,508

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BOA	Call	Up-and-out		1.25		1.18	09/26/25	EUR	7,785,000	94
EUR/USD Spot Rate	GSC	Put	One-touch		1.09		1.09	07/14/25	EUR	75,000	—
USD/CAD Spot Rate	UBS	Call	One-touch	CAD	1.53	CAD	1.53	07/18/25		68,148	—
USD/CNH Spot Rate	HSB	Call	Up-and-out	CNH	7.74	CNH	7.35	07/02/25		1,255,060	—
USD/JPY Spot Rate	BCL	Put	Down-and-out	JPY	136.00	JPY	144.00	08/07/25		619,700	6
USD/JPY Spot Rate	UBS	Put	Down-and-out	JPY	136.00	JPY	144.00	08/07/25		1,377,000	13
USD/TWD Spot Rate	BOA	Call	One-touch	TWD	34.60	TWD	34.60	08/29/25		63,000	—
											113

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.44, 06/20/30	GSC	Put		104.00	08/20/25	3,925,000		3,925	8
CDX.NA.HY.44, 06/20/30	GSC	Put		104.00	07/16/25	3,305,000		3,305	2
									10
Foreign Currency Options
DUAL USDJPY<148 EURUSD<1.02	UBS	Call		148.00	07/15/25	79,651		80	—
EUR/USD Spot Rate	BNP	Call		1.18	07/29/25	1,244,927	EUR	1,245	14
EUR/USD Spot Rate	SGS	Call		1.17	07/24/25	526,000	EUR	526	8
USD/CNH Spot Rate	HSB	Call	CNH	7.50	09/29/25	67,000		67	1
USD/COP Spot Rate	CIT	Call	COP	4,200.00	07/22/25	452,000		452	2
USD/MXN Spot Rate	RBC	Call	MXN	19.40	08/07/25	1,809,000		1,809	9
EUR/USD Spot Rate	BCL	Put		1.02	07/15/25	1,870,000	EUR	1,870	—
EUR/USD Spot Rate	BNP	Put		1.06	07/15/25	561,150	EUR	561	—
EUR/USD Spot Rate	HSB	Put		1.13	07/09/25	970,000	EUR	970	—
EUR/USD Spot Rate	JPM	Put		1.14	07/15/25	807,000	EUR	807	—
EUR/USD Spot Rate	JPM	Put		1.15	07/24/25	240,000	EUR	240	—
EUR/USD Spot Rate	UBS	Put		1.06	07/15/25	1,247,000	EUR	1,247	—
USD/BRL Spot Rate	BCL	Put	BRL	5.80	07/18/25	601,773		602	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
USD/BRL Spot Rate	HSB	Put	BRL	5.52	08/14/25	736,000		736	15
USD/CAD Spot Rate	MSC	Put	CAD	1.34	07/24/25	65,000		65	7
USD/CNH Spot Rate	CIT	Put	CNH	7.05	08/06/25	33,860,000		33,860	58
									153
Index Options
Euro STOXX 600 Banks Price Index	BOA	Call	EUR	210.00	08/15/25	615	EUR	6,458	94
Euro STOXX 600 Banks Price Index	JPM	Call	EUR	200.00	09/19/25	538	EUR	5,380	287
Nikkei 225 Index	BOA	Call	JPY	39,250.00	07/11/25	83	JPY	3,257,750	833
Euro STOXX 600 Banks Price Index	BCL	Put	EUR	165.00	07/18/25	121	EUR	998	1
Euro STOXX 600 Banks Price Index	BOA	Put	EUR	175.00	07/18/25	135	EUR	1,181	2
									1,217
Interest Rate Swaptions
Sterling Overnight Index Average Rate, 05/01/27	MSC	Call		3.60	05/01/26	184,365,000	GBP	184,365	937
Sterling Overnight Index Average Rate, 04/22/27	MSC	Call		3.50	04/22/26	149,250,441	GBP	149,250	624
U.S. SOFR, 07/14/35	DUB	Call		3.50	07/10/25	29,666,000		29,666	17
U.S. SOFR, 12/01/55	GSC	Call		3.65	11/26/25	18,845,000		18,845	392
U.S. SOFR, 08/20/28	JPM	Call		3.50	08/18/25	37,165,722		37,166	234
									2,204
Options on Securities
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	BCL	Call	EUR	54.00	07/18/25	107	EUR	2,889	214

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Advanced Micro Devices, Inc.	Put	125.00	09/19/25	88	1,100	(40)
Air Products and Chemicals, Inc.	Call	310.00	09/19/25	12	372	(4)
Alphabet Inc.	Call	185.00	07/18/25	147	2,720	(25)
Alphabet Inc.	Call	200.00	08/15/25	104	2,080	(22)
Alphabet Inc.	Call	200.00	09/19/25	101	2,020	(35)
Alphabet Inc.	Call	220.00	12/19/25	178	3,916	(69)
Alphabet Inc.	Put	165.00	08/15/25	88	1,452	(32)
Amazon.com, Inc.	Call	220.00	07/18/25	173	3,806	(90)
Amazon.com, Inc.	Call	250.00	08/15/25	35	875	(6)
Amazon.com, Inc.	Call	235.00	08/15/25	251	5,899	(119)
Amazon.com, Inc.	Call	240.00	09/19/25	129	3,096	(74)
Amazon.com, Inc.	Call	270.00	12/19/25	215	5,805	(101)
Apple Inc.	Call	230.00	08/15/25	244	5,612	(38)
Apple Inc.	Call	230.00	09/19/25	106	2,438	(31)
Apple Inc.	Call	240.00	12/19/25	321	7,704	(152)
Bank of America Corporation	Call	48.00	07/18/25	225	1,080	(20)
Bank of America Corporation	Call	50.00	08/15/25	890	4,450	(60)
Boeing Company, The	Call	210.00	07/18/25	68	1,428	(37)
Boeing Company, The	Call	230.00	09/19/25	52	1,196	(28)
Broadcom Inc.	Call	300.00	08/15/25	57	1,710	(34)
Broadcom Inc.	Call	380.00	12/19/25	96	3,648	(61)
Cameco Corporation	Call	85.00	08/15/25	225	1,913	(35)
Cameco Corporation	Call	90.00	09/19/25	77	693	(15)
Capital One Financial Corporation	Call	210.00	07/18/25	84	1,764	(59)
Chevron Corporation	Call	155.00	07/18/25	49	760	(1)
Chevron Corporation	Call	160.00	09/19/25	29	464	(4)
Citigroup Inc.	Put	75.00	09/19/25	336	2,520	(38)
CrowdStrike Holdings, Inc.	Call	560.00	09/19/25	48	2,688	(112)
CyberArk Software Ltd.	Call	460.00	08/15/25	12	552	(7)
CyberArk Software Ltd.	Call	460.00	09/19/25	16	736	(17)
Dollar Tree, Inc.	Put	70.00	09/19/25	322	2,254	(27)
Eli Lilly and Company	Call	900.00	08/15/25	47	4,230	(50)
Eli Lilly and Company	Call	940.00	09/19/25	18	1,692	(21)
Eli Lilly and Company	Call	1,000.00	12/19/25	34	3,400	(62)
Eli Lilly and Company	Put	700.00	08/15/25	26	1,820	(42)
EQT Corporation	Call	65.00	07/18/25	112	728	(1)
EQT Corporation	Call	70.00	09/19/25	93	651	(7)
Freeport-McMoRan Inc.	Call	48.00	08/15/25	95	456	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Freeport-McMoRan Inc.	Call	50.00	09/19/25	116	580	(10)
Hess Corporation	Call	160.00	09/19/25	20	320	(3)
Hilton Worldwide Holdings Inc.	Put	230.00	09/19/25	165	3,795	(41)
Intuit Inc.	Call	860.00	09/19/25	10	860	(15)
Intuitive Surgical, Inc.	Call	600.00	09/19/25	12	720	(14)
Intuitive Surgical, Inc.	Put	465.00	08/15/25	26	1,209	(14)
Invesco QQQ Trust Series I	Put	510.00	06/30/25	448	22,848	—
iShares China Large-Cap ETF	Call	42.00	07/18/25	4,219	17,720	(25)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	103.00	09/19/25	1,173	12,082	(24)
iShares Russell 2000 ETF	Put	189.00	07/18/25	212	4,007	(3)
JPMorgan Chase & Co.	Call	290.00	08/15/25	129	3,741	(125)
MasterCard Incorporated	Put	540.00	07/18/25	11	594	(3)
Meta Platforms, Inc.	Call	820.00	08/15/25	49	4,018	(56)
Meta Platforms, Inc.	Call	780.00	08/15/25	55	4,290	(121)
Meta Platforms, Inc.	Call	820.00	09/19/25	22	1,804	(41)
Meta Platforms, Inc.	Call	940.00	12/19/25	46	4,324	(72)
Meta Platforms, Inc.	Put	620.00	08/15/25	49	3,038	(27)
Micron Technology, Inc.	Call	135.00	08/15/25	192	2,592	(56)
Micron Technology, Inc.	Call	125.00	08/15/25	61	763	(39)
Micron Technology, Inc.	Call	155.00	09/19/25	58	899	(10)
Microsoft Corporation	Call	540.00	09/19/25	69	3,726	(42)
Microsoft Corporation	Call	580.00	12/19/25	144	8,352	(97)
Microsoft Corporation	Put	440.00	08/15/25	48	2,112	(11)
Netflix, Inc.	Call	1,500.00	08/15/25	23	3,450	(51)
Netflix, Inc.	Call	1,480.00	09/19/25	4	592	(17)
Netflix, Inc.	Put	1,100.00	08/15/25	23	2,530	(20)
NextEra Energy, Inc.	Call	80.00	08/15/25	198	1,584	(6)
NIKE, Inc.	Put	50.00	07/18/25	960	4,800	(2)
NVIDIA Corporation	Call	165.00	08/15/25	232	3,828	(126)
NVIDIA Corporation	Call	200.00	11/21/25	132	2,640	(63)
NVIDIA Corporation	Call	220.00	12/19/25	321	7,062	(108)
Oracle Corporation	Call	220.00	08/15/25	242	5,324	(232)
Oracle Corporation	Call	200.00	08/15/25	112	2,240	(264)
Oracle Corporation	Call	250.00	09/19/25	59	1,475	(38)
Salesforce, Inc.	Call	300.00	08/15/25	27	810	(7)
Salesforce, Inc.	Call	310.00	09/19/25	34	1,054	(19)
SPDR Gold Shares	Call	340.00	08/15/25	1,223	41,582	(56)
SPDR Gold Shares	Call	335.00	08/15/25	282	9,447	(19)
SPDR Gold Shares	Call	325.00	08/15/25	812	26,390	(129)
SPDR Gold Shares	Put	300.00	07/18/25	200	6,000	(44)
SPDR Gold Shares	Put	290.00	07/18/25	285	8,265	(14)
SPDR Gold Shares	Put	300.00	08/15/25	611	18,330	(250)
SPDR Gold Shares	Put	295.00	08/15/25	200	5,900	(50)
SPDR Gold Shares	Put	290.00	09/19/25	781	22,649	(202)
SPDR S&P 500 ETF Trust	Call	625.00	07/11/25	498	31,125	(118)
SPDR S&P 500 ETF Trust	Call	635.00	07/18/25	13	826	(2)
SPDR S&P 500 ETF Trust	Call	630.00	07/18/25	402	25,326	(100)
Tesla Inc.	Call	420.00	09/19/25	17	714	(15)
The Progressive Corporation	Put	255.00	07/18/25	17	434	(4)
Trane Technologies Public Limited Company	Put	400.00	07/18/25	14	560	(1)
Valero Energy Corporation	Call	155.00	09/19/25	30	465	(5)
Vertiv Holdings Co	Call	125.00	07/18/25	141	1,763	(101)
Vertiv Holdings Co	Call	145.00	08/15/25	62	899	(31)
Vistra Corp.	Call	210.00	08/15/25	35	735	(34)
Vistra Corp.	Call	220.00	09/19/25	88	1,936	(98)
Walmart Inc.	Call	115.00	08/15/25	334	3,841	(4)
Walmart Inc.	Put	90.00	09/19/25	193	1,737	(32)
Walt Disney Company, The	Call	130.00	08/15/25	55	715	(15)
Walt Disney Company, The	Call	135.00	09/19/25	39	527	(9)
Walt Disney Company, The	Put	110.00	08/15/25	154	1,694	(14)
Walt Disney Company, The	Put	110.00	09/19/25	87	957	(13)
Wells Fargo & Company	Put	67.50	08/15/25	594	4,010	(20)
						(4,765)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.44, 06/20/30	GSC	Put	99.00	07/16/25	3,305,000	3,305	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call		1.20	07/29/25	1,867,391	EUR	1,867	(8)
EUR/USD Spot Rate	BOA	Call		1.17	07/29/25	14,105,000	EUR	14,105	(283)
EUR/USD Spot Rate	SGS	Call		1.18	07/24/25	526,000	EUR	526	(5)
EUR/USD Spot Rate	UBS	Put		1.02	07/15/25	1,870,000	EUR	1,870	—
MXN/JPY Spot Rate	MSC	Call	JPY	7.85	09/24/25	12,393,000	MXN	12,393	(6)
USD/BRL Spot Rate	BCL	Put	BRL	5.65	07/18/25	902,660		903	(35)
USD/CNH Spot Rate	CIT	Put	CNH	6.90	08/06/25	33,860,000		33,860	(15)
USD/JPY Spot Rate	MSC	Put	JPY	140.00	07/03/25	4,177,059		4,177	—
USD/MXN Spot Rate	RBC	Call	MXN	20.00	08/07/25	1,809,000		1,809	(4)
									(356)
Index Options
Euro STOXX 600 Banks Price Index	JPM	Put	EUR	165.00	09/19/25	269	EUR	2,219	(17)
Nikkei 225 Index	BOA	Call	JPY	41,000.00	07/11/25	83	JPY	3,403,000	(205)
									(222)
Interest Rate Swaptions
6M EURIBOR, 09/04/30	MSC	Call		2.05	09/02/25	15,649,000	EUR	15,649	(23)
6M EURIBOR, 09/29/30	DUB	Put		2.50	09/25/25	27,785,000	EUR	27,785	(71)
6M EURIBOR, 09/15/27	JPM	Put		2.15	09/10/25	64,753,000	EUR	64,753	(63)
6M EURIBOR, 12/11/27	MSC	Put		2.45	12/09/25	22,266,000	EUR	22,266	(16)
Sterling Overnight Index Average Rate, 04/22/27	MSC	Call		3.10	04/22/26	149,250,441	GBP	149,250	(320)
Sterling Overnight Index Average Rate, 05/01/27	MSC	Call		2.80	05/01/26	184,365,000	GBP	184,365	(251)
Sterling Overnight Index Average Rate, 04/22/27	MSC	Put		4.20	04/22/26	149,250,441	GBP	149,250	(107)
Sterling Overnight Index Average Rate, 05/01/27	MSC	Put		4.10	05/01/26	184,365,000	GBP	184,365	(176)
U.S. SOFR, 04/08/36	BNP	Call		3.46	04/06/26	2,466,266		2,466	(44)
U.S. SOFR, 09/16/30	BOA	Call		3.23	09/12/25	47,120,000		47,120	(233)
U.S. SOFR, 08/29/55	CIT	Call		3.60	08/27/25	12,450,000		12,450	(78)
U.S. SOFR, 09/30/27	CIT	Call		3.08	09/26/25	92,605,000		92,605	(184)
U.S. SOFR, 09/05/27	DUB	Call		3.25	09/03/25	31,160,000		31,160	(70)
U.S. SOFR, 10/02/30	DUB	Call		3.00	09/30/25	37,719,000		37,719	(118)
U.S. SOFR, 09/24/27	GSC	Call		3.05	09/22/25	100,660,000		100,660	(173)
U.S. SOFR, 10/01/27	GSC	Call		3.05	09/29/25	50,927,116		50,927	(97)
U.S. SOFR, 12/01/55	GSC	Call		3.15	11/26/25	18,845,000		18,845	(92)
U.S. SOFR, 08/20/28	JPM	Call		3.20	08/18/25	37,165,722		37,166	(88)
U.S. SOFR, 09/24/27	JPM	Call		3.30	09/22/25	73,898,000		73,898	(238)
U.S. SOFR, 09/24/27	BNP	Put		3.90	09/22/25	49,700,000		49,700	(18)
U.S. SOFR, 04/08/36	BNP	Put		3.46	04/06/26	2,466,266		2,466	(93)
U.S. SOFR, 11/10/27	CIT	Put		3.80	11/06/25	77,009,768		77,010	(74)
U.S. SOFR, 07/14/35	DUB	Put		4.30	07/10/25	14,833,000		14,833	—
U.S. SOFR, 11/10/27	DUB	Put		4.10	11/06/25	21,476,000		21,476	(32)
U.S. SOFR, 07/09/35	GSC	Put		3.75	07/07/25	8,525,346		8,525	(17)
U.S. SOFR, 08/06/30	JPM	Put		3.80	08/04/25	4,150,000		4,150	(2)
U.S. SOFR, 11/13/27	NSI	Put		3.95	11/10/25	17,201,800		17,202	(10)
U.S. SOFR, 09/17/27	UBS	Put		3.95	09/15/25	94,240,000		94,240	(22)
									(2,710)
Options on Securities
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	BCL	Call	EUR	62.00	07/18/25	107	EUR	3,317	(9)

Spread Options
USD ICE SOFR 1 Year Swap Rate Index	DUB	Call		0.69	09/02/25	227,470,000			(66)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	RBC	09/17/25	AUD	56,911	37,517	346
AUD/USD	TDB	09/17/25	AUD	6,700	4,417	40
BRL/EUR	GSC	09/17/25	EUR	(9,008)	(10,667)	(30)
BRL/USD	BCL	07/02/25	BRL	16,572	3,050	162
BRL/USD	BNP	07/02/25	BRL	18,070	3,326	46
BRL/USD	BNP	08/04/25	BRL	11,933	2,178	28

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	08/04/25	BRL	3,100	566	11
BRL/USD	MSC	09/17/25	BRL	36,553	6,597	(13)
CAD/USD	JPM	07/25/25	CAD	402	296	2
CAD/USD	CBA	09/17/25	CAD	62,521	46,094	157
CHF/USD	RBS	09/17/25	CHF	55,111	70,145	2,334
CLP/USD	SGS	07/25/25	CLP	276,389	297	3
CNY/USD	UBS	07/25/25	CNY	24,990	3,494	9
CNY/USD	SGS	09/17/25	CNY	305,529	42,888	76
COP/USD	HSB	07/22/25	COP	2,752,371	672	(3)
COP/USD	CIT	07/25/25	COP	7,019,039	1,713	(6)
CZK/USD	BNP	07/25/25	CZK	53,894	2,570	81
DKK/USD	MSC	09/17/25	DKK	81,035	12,869	374
EGP/USD	CIT	11/20/25	EGP	16,796	326	16
EUR/CHF	BCL	09/17/25	CHF	(11,894)	(15,139)	(60)
EUR/USD	CIT	07/16/25	EUR	147	174	5
EUR/USD	UBS	07/16/25	EUR	341	402	14
EUR/USD	CIB	07/25/25	EUR	201	237	6
EUR/USD	BOA	09/17/25	EUR	11,330	13,416	212
EUR/USD	CIT	09/17/25	EUR	3,403	4,029	20
EUR/USD	RBC	09/17/25	EUR	38,175	45,203	1,329
EUR/USD	TDB	09/17/25	EUR	1,904	2,255	12
GBP/EUR	MSC	09/17/25	EUR	(5,396)	(6,390)	(86)
GBP/USD	RBC	09/17/25	GBP	16,430	22,565	365
HKD/USD	BNP	08/15/25	HKD	44,538	5,699	(56)
HKD/USD	BOA	09/17/25	HKD	12,819	1,644	(1)
HUF/USD	MSC	07/25/25	HUF	487,923	1,436	55
HUF/USD	GSC	09/17/25	HUF	1,060,639	3,113	107
IDR/USD	MSC	07/25/25	IDR	63,395,340	3,901	41
INR/USD	CIT	07/25/25	INR	332,728	3,876	37
JPY/EUR	DUB	09/17/25	EUR	(17,178)	(20,340)	(502)
JPY/USD	TDB	07/25/25	JPY	83,134	579	14
JPY/USD	BNP	09/17/25	JPY	25,105,087	175,882	786
JPY/USD	CIB	09/17/25	JPY	143,035	1,002	5
KRW/USD	DUB	07/25/25	KRW	953,245	707	10
KRW/USD	MSC	09/17/25	KRW	17,501,203	13,031	149
MXN/EUR	JPM	09/17/25	EUR	(8,976)	(10,628)	(121)
MXN/JPY	CIT	09/26/25	JPY	(72,030)	(505)	4
MXN/JPY	MSC	09/26/25	JPY	(20,576)	(144)	1
MXN/USD	UBS	07/22/25	MXN	7,006	373	2
MXN/USD	GSC	07/25/25	MXN	65,969	3,506	94
MXN/USD	CIT	09/17/25	MXN	74,824	3,955	50
MYR/USD	BCL	07/22/25	MYR	15,654	3,721	73
MYR/USD	MSC	07/22/25	MYR	3,436	817	13
MYR/USD	BCL	07/25/25	MYR	19,509	4,638	39
NGN/USD	CIT	09/04/25	NGN	260,622	164	—
NGN/USD	MSC	09/04/25	NGN	322,820	203	10
NOK/CHF	MSC	09/17/25	CHF	(11,599)	(14,763)	(448)
NOK/USD	BCL	07/25/25	NOK	2,827	281	2
NZD/USD	TDB	09/17/25	NZD	2,414	1,475	12
PLN/USD	CIB	07/25/25	PLN	9,438	2,617	88
PLN/USD	CIB	09/17/25	PLN	18,191	5,037	166
SEK/USD	RBC	09/17/25	SEK	96,249	10,226	150
SGD/USD	MSC	07/25/25	SGD	477	376	6
SGD/USD	TDB	09/17/25	SGD	7,160	5,664	66
THB/USD	CIT	07/25/25	THB	135,544	4,177	68
TRY/USD	UBS	07/31/25	TRY	96,924	2,372	29
TWD/USD	MSC	09/17/25	TWD	393,030	13,539	160
USD/AUD	DUB	07/25/25	AUD	(787)	(518)	(15)
USD/BRL	BCL	07/02/25	BRL	(18,070)	(3,326)	(177)
USD/BRL	BNP	07/02/25	BRL	(13,911)	(2,561)	(42)
USD/BRL	GSC	07/02/25	BRL	(2,066)	(380)	(11)
USD/BRL	BNP	08/04/25	BRL	(18,070)	(3,298)	(43)
USD/BRL	GSC	09/17/25	BRL	(34,167)	(6,167)	(166)
USD/CAD	HSB	07/25/25	CAD	(749)	(551)	(7)
USD/CAD	HSB	09/17/25	CAD	(237)	(174)	—
USD/CAD	TDB	09/17/25	CAD	(6,818)	(5,027)	(18)
USD/CHF	TDB	07/25/25	CHF	(139)	(175)	(5)
USD/CLP	SGS	07/25/25	CLP	(291,412)	(313)	(4)
USD/CNY	BOA	07/22/25	CNY	(2,923)	(409)	(1)
USD/CNY	UBS	07/22/25	CNY	(1,323)	(185)	(1)
USD/COP	BOA	07/22/25	COP	(8,847,642)	(2,160)	(99)
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/COP	JPM	07/22/25	COP	(20,115,303)	(4,910)	(171)
USD/CZK	DUB	07/22/25	CZK	(18,070)	(861)	(45)
USD/CZK	RBS	07/22/25	CZK	(39,877)	(1,901)	(107)
USD/EGP	CIT	10/02/25	EGP	(7,036)	(137)	—
USD/EUR	DUB	07/16/25	EUR	(1,232)	(1,452)	(51)
USD/EUR	MSC	07/16/25	EUR	(97)	(114)	(4)
USD/EUR	RBC	07/22/25	EUR	(309)	(365)	(17)
USD/EUR	BCL	09/17/25	EUR	(1,054)	(1,248)	(19)
USD/EUR	BOA	09/17/25	EUR	(4,577)	(5,420)	(66)
USD/EUR	DUB	09/17/25	EUR	(13,420)	(15,891)	(465)
USD/GBP	RBS	09/17/25	GBP	(6,285)	(8,632)	(139)
USD/GBP	UBS	09/17/25	GBP	(28,924)	(39,723)	(638)
USD/HKD	HSB	08/15/25	HKD	(44,633)	(5,711)	44
USD/HKD	UBS	09/17/25	HKD	(201,957)	(25,900)	16
USD/HUF	GSC	07/22/25	HUF	(66,130)	(195)	(11)
USD/HUF	HSB	07/22/25	HUF	(142,049)	(418)	(26)
USD/IDR	DUB	07/22/25	IDR	(10,491,167)	(646)	(13)
USD/IDR	GSC	07/22/25	IDR	(18,139,106)	(1,116)	(25)
USD/IDR	MSC	07/22/25	IDR	(63,590,786)	(3,914)	(97)
USD/IDR	BNP	09/17/25	IDR	(591,996)	(36)	—
USD/INR	JPM	09/17/25	INR	(44,525)	(517)	1
USD/JPY	JPM	09/17/25	JPY	(626,085)	(4,386)	(20)
USD/JPY	MSC	09/17/25	JPY	(747,597)	(5,238)	18
USD/MXN	CIT	07/22/25	MXN	(124,402)	(6,615)	(233)
USD/MXN	BOA	09/17/25	MXN	(62,492)	(3,303)	(57)
USD/MYR	GSC	07/22/25	MYR	(2,068)	(492)	(2)
USD/MYR	MSC	07/22/25	MYR	(25,804)	(6,133)	(124)
USD/NOK	BOA	07/25/25	NOK	(3,048)	(302)	(2)
USD/NOK	CIT	09/17/25	NOK	(120,087)	(11,920)	(34)
USD/PEN	DUB	07/22/25	PEN	(4,650)	(1,312)	(40)
USD/PEN	DUB	07/25/25	PEN	(1,329)	(375)	(6)
USD/PHP	BCL	07/22/25	PHP	(35,305)	(627)	3
USD/PHP	BOA	07/22/25	PHP	(7,432)	(132)	—
USD/PLN	GSC	07/22/25	PLN	(6,163)	(1,709)	(72)
USD/PLN	HSB	07/22/25	PLN	(14,827)	(4,111)	(206)
USD/THB	BCL	07/22/25	THB	(82,304)	(2,536)	(48)
USD/TRY	BCL	07/31/25	TRY	(14,229)	(349)	(21)
USD/TRY	BCL	09/02/25	TRY	(15,839)	(376)	(9)
USD/TRY	BCL	09/26/25	TRY	(4,578)	(106)	(5)
USD/TRY	UBS	09/26/25	TRY	(10,494)	(244)	(18)
USD/TRY	BCL	10/24/25	TRY	(14,782)	(336)	(20)
USD/TWD	BNP	07/15/25	TWD	(6,911)	(237)	(7)
USD/UYU	GSC	07/22/25	UYU	(8,834)	(219)	(8)
USD/ZAR	CIB	07/22/25	ZAR	(6,682)	(377)	(7)
USD/ZAR	HSB	07/22/25	ZAR	(107,648)	(6,071)	(149)
USD/ZAR	TDB	07/22/25	ZAR	(7,644)	(431)	(5)
USD/ZAR	UBS	07/22/25	ZAR	(47,643)	(2,687)	(87)
ZAR/EUR	JPM	09/17/25	EUR	(6,088)	(7,208)	(198)
ZAR/USD	CIB	07/22/25	ZAR	6,817	384	1
ZAR/USD	JPM	07/25/25	ZAR	59,723	3,367	82
ZAR/USD	JPM	09/17/25	ZAR	54,024	3,034	6
					317,333	2,869

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.83	(A)	07/01/25	BRL	982	—	(1)
BRAZIBOR (A)	Paying	BCL	14.67	(A)	07/01/25	BRL	10,908	—	—
BRAZIBOR (A)	Receiving	BCL	14.18	(A)	01/02/26	BRL	5,496	—	—
BRAZIBOR (A)	Receiving	BCL	14.79	(A)	01/02/26	BRL	2,473	—	—
BRAZIBOR (A)	Paying	BCL	13.33	(A)	01/02/29	BRL	1,021	—	1
BRAZIBOR (A)	Paying	BCL	14.03	(A)	01/02/29	BRL	2,269	—	10
BRAZIBOR (A)	Paying	BCL	13.34	(A)	01/02/29	BRL	4,562	—	6
BRAZIBOR (A)	Paying	BCL	13.00	(A)	01/02/29	BRL	18,531	—	(4)
BRAZIBOR (A)	Paying	BCL	13.04	(A)	01/02/31	BRL	2,959	—	(2)
BRAZIBOR (A)	Paying	BNP	10.98	(A)	07/01/25	BRL	11,514	—	(23)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BNP	9.79	(A)	01/04/27	BRL	4,784	—	(63)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(277)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(364)
BRAZIBOR (A)	Paying	BOA	12.16	(A)	07/01/25	BRL	11,745	—	(11)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(319)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(380)
BRAZIBOR (A)	Paying	BOA	12.95	(A)	01/02/29	BRL	10,350	—	(4)
BRAZIBOR (A)	Paying	BOA	13.00	(A)	01/02/29	BRL	12,045	—	(3)
BRAZIBOR (A)	Paying	BOA	13.12	(A)	01/02/29	BRL	48,379	—	10
Colombian Interbank Rate (A)	Receiving	BCL	8.07	(A)	09/17/26	COP	115,948	—	—
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	257,662	—	1
Colombian Interbank Rate (Q)	Receiving	BCL	8.23	(Q)	09/17/30	COP	3,391,133	—	16
Colombian Interbank Rate (Q)	Receiving	MSC	8.64	(Q)	04/04/30	COP	3,817,872	—	1
Colombian Interbank Rate (Q)	Receiving	MSC	8.34	(Q)	09/17/30	COP	3,717,980	—	13
								—	(1,395)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Ally Financial Inc. (Q)	GSC	N/A	5.00	06/20/30	380	(63)	(58)	(5)
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	(18)	(7)	(11)
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	(19)	16	(35)
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	—	8	(8)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	—	4	(4)
Deutsche Bank Aktiengesellschaft (Q)	BNP	N/A	1.00	12/20/29	752	(9)	(4)	(5)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	225	(34)	(29)	(5)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(17)	(13)	(4)
Hertz Vehicle Financing II LP (Q)	JPM	N/A	5.00	12/20/25	60	1	2	(1)
Intesa Sanpaolo SPA (Q)	JPM	N/A	1.00	12/20/29	722	(4)	(1)	(3)
Intesa Sanpaolo SPA (Q)	BNP	N/A	1.00	06/20/30	802	(21)	(15)	(6)
Southwest Airlines Co. (Q)	GSC	N/A	1.00	06/20/30	905	1	6	(5)
Occidental Petroleum Corporation (Q)	DUB	N/A	1.00	06/20/30	230	(1)	(1)	—
Government of the Republic of Panama (Q)	MSC	N/A	1.00	06/20/30	90	3	4	(1)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	(1)	3	(4)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	63	(1)	3	(4)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	—	20	(20)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	—	24	(24)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	1	17	(16)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	—	11	(11)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	—	18	(18)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(11)	16	(27)
Simon Property Group, L.P. (Q)	BNP	N/A	1.00	06/20/30	185	(4)	(1)	(3)
Telecom Italia S.p.A. (Q)	GSC	N/A	1.00	12/20/29	323	2	14	(12)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,318	(27)	37	(64)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	19	14	5
					10,305	(206)	91	(297)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.42.V2 (Q)	BNP	2.70	5.00	12/20/29	(1,339)	122	142	(20)
AXA (Q)	BNP	0.45	1.00	06/20/30	(802)	21	15	6
Forvia (Q)	GSC	3.72	5.00	12/20/29	(189)	10	12	(2)
Eutelsat SA (Q)	DUB	2.71	5.00	12/20/29	(187)	17	(16)	33
Eutelsat SA (Q)	JPM	2.88	5.00	06/20/30	(209)	20	6	14
Hannover Ruck SE (Q)	BNP	0.78	1.00	12/20/29	(376)	4	2	2
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen (Q)	BNP	0.76	1.00	12/20/29	(376)	4	2	2
Altice France Holding S.A. (Q)	DUB	0.00	5.00	12/20/29	(545)	(87)	(86)	(1)
Swedbank AB (Q)	JPM	0.97	1.00	12/20/29	(722)	1	(2)	3
Vistra Operations Company LLC (Q)	CIT	0.71	5.00	12/20/29	(120)	21	21	—
Vistra Operations Company LLC (Q)	JPM	0.33	5.00	12/20/25	(337)	8	18	(10)
Vistra Corp. (Q)	JPM	0.71	5.00	12/20/29	(65)	11	11	—
					(5,267)	152	125	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Abbott Laboratories (MT)	BOA	OBFR -0.15% (M)	TBD	(4,224)	(563)	(11)
ABN AMRO Bank N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(36,096)	(949)	(41)
Adyen N.V. (MT)	JPM	OBFR +0.00% (M)	TBD	1,343	2,616	(153)
Albemarle Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(10,861)	(628)	(59)
Alexandria Real Estate Equities, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(5,338)	(391)	(3)
ALFA, S.A.B. de C.V. (MT)	JPM	OBFR -0.50% (M)	TBD	(235,243)	(186)	13
ALFA, S.A.B. de C.V. (MT)	BOA	OBFR -0.85% (M)	TBD	(92,044)	(66)	(2)
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(30,250)	(642)	(63)
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,632	193	(14)
AppLovin Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(2,841)	(953)	(41)
Atlantic Union Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(2,320)	(73)	(1)
Avolta AG (MT)	BOA	OBFR -0.26% (M)	TBD	(9,717)	(502)	(25)
Avolta AG (MT)	JPM	OBFR -0.26% (M)	TBD	(56)	(3)	(2)
Axon Enterprise, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(714)	(559)	(32)
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(3,317)	(224)	(19)
Barratt Redrow PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(32,377)	(206)	4
Barry Callebaut AG (MT)	JPM	OBFR -0.47% (M)	TBD	(484)	(518)	(10)
BASF SE (MT)	BOA	OBFR -0.26% (M)	TBD	(40,699)	(1,937)	(69)
BASF SE (MT)	JPM	OBFR -0.26% (M)	TBD	(2,655)	(128)	(3)
BE Semiconductor Industries N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(7,529)	(1,091)	(37)
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
Brookfield Asset Management Ltd. (MT)	BOA	OBFR -0.20% (M)	TBD	(55,916)	(3,020)	(97)
Brown-Forman Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(12,148)	(321)	(6)
Builders FirstSource, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,225)	(503)	11
C.H. Robinson Worldwide, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,484)	(1,079)	(29)
Canadian Pacific Kansas City Limited (MT)	BOA	OBFR -0.25% (M)	TBD	(7,089)	(566)	2
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(106,888)	(435)	(27)
China International Capital Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(483,600)	(996)	(102)
China Overseas Land & Investment Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(223,500)	(380)	(18)
China Railway Group Limited (MT)	BOA	OBFR -0.17% (M)	TBD	(735,000)	(344)	(9)
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(426,511)	(1,016)	(51)
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)	(5)	—
Clariant AG (MT)	JPM	OBFR -0.26% (M)	TBD	(5,365)	(59)	(1)
Clariant AG (MT)	BOA	OBFR -0.26% (M)	TBD	(30,872)	(313)	(14)
Coinbase Global, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,037)	(934)	(130)
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)	(126)	—
Constellation Energy Group, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,826)	(576)	(13)
Convatec Group PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(127,281)	(499)	(5)
Cosan S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(113,122)	(162)	20
Cosan S.A. (MT)	BOA	OBFR -0.30% (M)	TBD	(51,030)	(64)	—
CoStar Group, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(19,956)	(1,597)	(6)
CRRC Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(520,000)	(317)	(12)
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)	(107)	(3)
Derayah Financial (MT)	JPM	OBFR +0.75% (M)	TBD	14,191	98	6
Diamondback Energy, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,806)	(255)	7
DiaSorin S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(2,945)	(319)	4
DISCO Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(700)	(183)	(22)
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(33,781)	(710)	(83)
Dollar Tree, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(15,148)	(1,523)	23
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166	91	10
Ecolab Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,679)	(979)	(13)
Elevance Health, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,163)	(806)	(38)
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(249)	(11)	1
Enphase Energy, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,191)	(387)	(57)
Entain PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(15,906)	(182)	(14)
eToro Group Ltd. (MT)	BCL	OBFR -3.75% (M)	TBD	(10,067)	(608)	(62)
Expand Energy Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(26,774)	(3,250)	122
Fastenal Company (MT)	BOA	OBFR -0.15% (M)	TBD	(24,969)	(1,031)	(17)
FedEx Corporation (MT)	BOA	OBFR +0.00% (M)	TBD	(714)	(162)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Flagstar Financial, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	91,333	1,082	(116)
Flynas Company (MT)	JPM	OBFR +0.75% (M)	TBD	16,478	352	9
Formosa Chemicals & Fibre Corporation (MT)	JPM	OBFR -0.35% (M)	TBD	(3,000)	(2)	—
Formosa Chemicals & Fibre Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(231,000)	(173)	(8)
Formosa Plastics Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(308,000)	(360)	(7)
Fujitsu Limited (MT)	BOA	OBFR -0.11% (M)	TBD	(36,900)	(839)	(58)
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(16,483)	(254)	(5)
G&L Beijer Ref AB (MT)	BOA	OBFR -0.26% (M)	TBD	(3,467)	(53)	(2)
Georg Fischer AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,968)	(157)	(4)
Georg Fischer AG (MT)	BOA	OBFR -0.26% (M)	TBD	(3,802)	(291)	(21)
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(64,319)	(751)	(35)
Harmonic Drive Systems Inc. (MT)	BOA	OBFR -0.13% (M)	TBD	(23,700)	(419)	(39)
Harmonic Drive Systems Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(2,100)	(43)	2
Hoshizaki Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(7,900)	(269)	(8)
IBIDEN Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(10,300)	(410)	(42)
IHI Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(8,900)	(933)	(30)
Impala Platinum Holdings Limited (MT)	JPM	OBFR -0.40% (M)	TBD	(85,051)	(722)	(43)
Informatica Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,264	127	1
Innolux Corporation (MT)	BOA	OBFR -0.35% (M)	TBD	(1,366,000)	(522)	(27)
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(3,515)	(58)	—
Intel Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(36,734)	(778)	(44)
International Paper Company (MT)	JPM	OBFR -0.25% (M)	TBD	(14,838)	(703)	8
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(35,036)	(1,615)	(24)
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(29,261)	(1,349)	(10)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	BOA	OBFR -1.30% (M)	TBD	(30,826)	(2,465)	(20)
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)	(3,514)	(83)
Japan Steel Works, Ltd., The (MT)	BOA	OBFR -0.15% (M)	TBD	(5,800)	(315)	(16)
JD Health International Inc. (MT)	BOA	OBFR -0.30% (M)	TBD	(168,400)	(852)	(76)
JD Sports Fashion PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(493,315)	(478)	(127)
JD Sports Fashion PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(56,619)	(63)	(6)
KADOKAWA Future Publishing Co., Ltd. (MT)	BOA	OBFR -0.14% (M)	TBD	(20,600)	(541)	(34)
Kawasaki Heavy Industries, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(11,200)	(782)	(82)
Kenvue Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,680)	(164)	4
Kering (MT)	BOA	OBFR +0.00% (M)	TBD	(5,688)	(1,151)	(80)
Kobayashi Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(10,100)	(376)	(8)
Kobe Bussan Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(17,400)	(534)	(7)
Kuaishou Technology (MT)	BOA	OBFR -0.26% (M)	TBD	(85,400)	(631)	(62)
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,196)	(67)	4
Lamb Weston Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(14,321)	(775)	33
LG Energy Solution Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,359)	(289)	(11)
Li Auto Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(71,900)	(987)	5
LKQ Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(36,534)	(1,365)	14
Localiza Rent A Car SA (MT)	JPM	OBFR -0.50% (M)	TBD	(29,826)	(233)	7
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(116,011)	(709)	52
Marfrig Global Foods S.A (MT)	JPM	OBFR -4.25% (M)	TBD	(65,744)	(296)	18
Marfrig Global Foods S.A (MT)	BOA	OBFR -0.41% (M)	TBD	(60,260)	(266)	12
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(40,500)	(807)	(26)
Meituan (MT)	BOA	OBFR -0.15% (M)	TBD	(19,200)	(321)	13
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(34)	(1)	—
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(61,698)	(1,147)	7
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(66,870)	(1,086)	136
Mitsubishi Heavy Industries, Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(17,600)	(411)	(28)
Mizuho Bank, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(25,600)	(548)	(39)
MMG Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(1,212,000)	(511)	(84)
Molina Healthcare, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,082)	(315)	(7)
MonotaRO Co., Ltd. (MT)	BOA	OBFR -0.24% (M)	TBD	(7,000)	(139)	(1)
Natura & Co Holding S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(33,507)	(62)	(6)
Natura & Co Holding S.A. (MT)	BOA	OBFR -0.41% (M)	TBD	(45,201)	(84)	(8)
Nec Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(39,400)	(1,068)	(78)
Neste Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(63,147)	(853)	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
New Oriental Education & Technology Group Inc. (MT)	BOA	OBFR -0.17% (M)	TBD	(54,200)	(259)	(34)
Nexi S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(72,777)	(404)	(31)
NEXTDC Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(50,758)	(460)	(25)
Nice One (MT)	JPM	OBFR +0.00% (M)	TBD	6,765	59	1
Nippon Express Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(1,000)	(19)	(11)
Norfolk Southern Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(1,890)	(485)	2
Northern Star Resources Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(11,328)	(143)	3
Norwegian Cruise Line Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(63,181)	(1,177)	(103)
Novozymes A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(18,022)	(1,306)	14
NU Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(44,152)	(550)	(55)
Oji Holdings Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(106,600)	(517)	(20)
Ono Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.13% (M)	TBD	(54,200)	(566)	(19)
Orlen S A (MT)	BOA	OBFR -0.50% (M)	TBD	(41,469)	(930)	(15)
Packaging Corporation of America (MT)	BOA	OBFR -0.15% (M)	TBD	(4,112)	(776)	(1)
Paramount Global (MT)	JPM	OBFR +0.20% (M)	TBD	3,204	38	3
Parker-Hannifin Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(1,901)	(1,263)	(64)
Paycom Software, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,205)	(281)	2
Pentair Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(8,791)	(876)	(26)
Pernod Ricard (MT)	BOA	OBFR -0.26% (M)	TBD	(11,842)	(1,186)	7
POSCO Future M Co., Ltd. (MT)	JPM	OBFR +0.00% (M)	TBD	(276)	(0)	(6)
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -16.00% (M)	TBD	(1,803)	(164)	(6)
POSCO Future M Co., Ltd. (MT)	JPM	OBFR +0.00% (M)	TBD	(214)	(0)	(5)
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -15.00% (M)	TBD	(2,324)	(201)	(18)
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(1,506,000)	(1,051)	(1)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)	(137)	(4)
Provident Financial Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,913)	(133)	(7)
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(99)	(1)	—
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	28,982	621	49
Renault (MT)	BOA	OBFR -0.26% (M)	TBD	(8,304)	(368)	(15)
Restaurant Brands International Limited Partnership (MT)	BOA	OBFR -0.20% (M)	TBD	(11,472)	(756)	(12)
ROHM Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(18,000)	(217)	(17)
Sandoz Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(39,467)	(2,092)	(70)
Sapporo Holdings Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(7,600)	(384)	(6)
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(2,572)	(570)	(44)
Sasol (MT)	JPM	OBFR -0.40% (M)	TBD	(45,284)	(231)	29
SATS Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(125,000)	(303)	4
SBI Sumishin Net Bank, Ltd. (MT)	BOA	OBFR -1.11% (M)	TBD	(11,100)	(369)	(6)
Seatrium Limited (MT)	JPM	OBFR -1.25% (M)	TBD	(153,800)	(251)	6
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(264,400)	(416)	(3)
ServisFirst Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,904)	(143)	(4)
SGH Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(15,678)	(554)	(3)
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(52,900)	(246)	(10)
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)	(41)	(3)
Shimano Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,100)	(151)	(13)
Shin Kong Financial Holding Co., Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,091,000)	(415)	(7)
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(60,655)	(2,573)	(42)
Societe Generale (MT)	BOA	OBFR -0.26% (M)	TBD	(21,067)	(1,142)	(66)
Solventum Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(9,997)	(732)	(25)
SPDR S&P Retail ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(51,255)	(3,917)	(35)
Square Enix Holdings Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(2,105)	(149)	(8)
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(169)	(11)	(11)
St. James's Place PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(16,896)	(257)	(17)
Starbucks Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(15,421)	(1,422)	10
SUMCO Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(73,900)	(516)	(73)
Sumitomo Metal Mining Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(32,900)	(744)	(74)
Sumitomo Mitsui Banking Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(20,600)	(952)	(51)
Super Micro Computer, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(33,069)	(1,352)	(268)
Swatch Group AG, The (MT)	BOA	OBFR -0.30% (M)	TBD	(3,132)	(506)	(5)
Talabat Holding PLC (MT)	JPM	OBFR +0.75% (M)	TBD	1,182,305	454	(24)
Target Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(11,642)	(1,124)	(24)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Teleperformance SE (MT)	BOA	OBFR -0.26% (M)	TBD	(4,524)	(397)	(42)
Telstra Corporation Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(148,911)	(471)	(2)
Temenos AG (MT)	BOA	OBFR -0.26% (M)	TBD	(10,001)	(727)	12
Toyota Industries Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(4,000)	(446)	(4)
Treasury Wine Estates Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(103,239)	(550)	20
United International Holding Co (MT)	JPM	OBFR +0.75% (M)	TBD	342	16	(1)
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)	(2,460)	(56)
Wise PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(17,390)	(246)	(2)
Xinyi Glass Holdings Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(242,000)	(219)	(17)
Xinyi Glass Holdings Limited (MT)	JPM	OBFR -0.75% (M)	TBD	(39,000)	(39)	1
Zealand Pharma A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(5,977)	(341)	7
						(3,622)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares Broad USD High Yield Corporate Bond ETF (A)	SOFR +0.10% (A)	BNP	09/19/25		949	—	13
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR +0.50% (A)	BNP	09/19/25		4,736	—	6
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR +0.50% (A)	BNP	09/19/25		2,368	—	4
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.65% (Q)	BNP	09/19/25		6,201	—	128
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR +0.55% (A)	GSC	09/19/25		3,442	—	33
iShares Broad USD High Yield Corporate Bond ETF (A)	SOFR +0.10% (A)	JPM	09/19/25		3,917	—	36
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR +0.50% (A)	JPM	09/19/25		1,278	—	18
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.40% (Q)	JPM	09/19/25		4,553	—	78
						—	316
Index
KOSPI 200 Index (A)	KWCDC +0.00% (A)	BNP	09/17/25	KRW	5,492,712	—	(13)
Citi EQ US 1W Volatility Carry Index‡ (Q)	SOFR +0.00% (Q)	BOA	12/19/25		205	—	(17)
Deutsche Bank Variable Notional Long-Short Credit Index (Q)	Fixed Rate of +0.00% (Q)	DUB	12/19/25		130	—	—
Goldman Sachs Rate Volatility Index‡ (Q)	Fixed Rate of +0.00% (Q)	GSC	12/19/25		117	—	(6)
Goldman Sachs Systematic Equity Skew Index‡ (Q)	Fixed Rate of +0.00% (Q)	GSC	12/19/25		87	—	(8)
Citi EQ US 1W Volatility Carry Index‡ (Q)	Fixed Rate of +0.00% (Q)	JPM	12/19/25		133	—	(2)
						—	(46)
Total return swap agreements - paying return
Equity
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	SOFR +0.65% (A)	GSC	09/19/25		(5,294)	—	(73)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR +0.75% (Q)	GSC	09/19/25		(8,982)	—	(137)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR +0.65% (A)	JPM	09/19/25		(7,585)	—	(105)
						—	(315)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,183,687	425,427	721	1,609,835
Corporate Bonds And Notes	—	274,954	3,843	278,797
Non-U.S. Government Agency Asset-Backed Securities	—	163,801	—	163,801
Government And Agency Obligations	—	144,830	—	144,830
Senior Floating Rate Instruments	—	128,274	3,369	131,643
Investment Companies	65,497	—	—	65,497
Preferred Stocks	4,290	1,983	—	6,273
Warrants	51	—	—	51
Short Term Investments	289,723	1,152	—	290,875
	1,543,248	1,140,421	7,933	2,691,602
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	113	—	113
Futures Contracts	9,501	—	—	9,501
Centrally Cleared Interest Rate Swap Agreements	—	42,738	—	42,738
Centrally Cleared Credit Default Swap Agreements	—	685	—	685
Exchange Traded Purchased Options	7,524	—	—	7,524
OTC Purchased Options	—	3,798	—	3,798
Open Forward Foreign Currency Contracts	—	8,056	—	8,056
OTC Interest Rate Swap Agreements	—	58	—	58
OTC Credit Default Swap Agreements	—	65	—	65
OTC Contracts for Difference	—	718	—	718
OTC Total Return Swap Agreements	—	316	—	316
	17,025	56,547	—	73,572
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15,952)	—	—	(15,952)
Centrally Cleared Interest Rate Swap Agreements	—	(2,793)	—	(2,793)
Centrally Cleared Credit Default Swap Agreements	—	(116)	—	(116)
Exchange Traded Written Options	(4,765)	—	—	(4,765)
OTC Written Options	—	(3,364)	—	(3,364)
Open Forward Foreign Currency Contracts	—	(5,187)	—	(5,187)
OTC Interest Rate Swap Agreements	—	(1,453)	—	(1,453)
OTC Credit Default Swap Agreements	—	(335)	—	(335)
OTC Contracts for Difference	—	(4,340)	—	(4,340)
OTC Total Return Swap Agreements	—	(328)	(33)	(361)
	(20,717)	(17,916)	(33)	(38,666)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.2%
United States of America 40.9%
Bunge Global SA	86	6,935
CF Industries Holdings, Inc.	25	2,342
Chevron Corporation	182	26,062
Corteva, Inc.	523	38,975
Darling Ingredients Inc. (a)	176	6,688
EOG Resources, Inc.	134	16,067
EQT Corporation	96	5,599
Exxon Mobil Corporation	506	54,542
Freeport-McMoRan Inc.	657	28,467
Graphic Packaging Holding Company	627	13,214
Hess Corporation	99	13,682
Mosaic Company, The	584	21,303
Newmont Corporation	510	29,736
Packaging Corporation of America	109	20,564
Permian Resources Corporation - Class A	350	4,765
TechnipFMC PLC	186	6,414
		295,355
Canada 20.7%
Barrick Mining Corporation	846	17,622
Kinross Gold Corporation	437	6,833
Nutrien Ltd. (b)	792	46,126
Red Lake Madsen Mine Ltd. (a) (c)	427	—
Suncor Energy Inc.	681	25,520
Teck Resources Limited - Class B (b)	340	13,742
Wheaton Precious Metals Corp.	441	39,604
		149,447
United Kingdom 14.7%
Anglo American PLC	1,121	33,135
Mondi PLC	588	9,599
Shell PLC - Class A	1,804	63,060
		105,794
Ireland 5.2%
CRH Public Limited Company	120	10,971
Smurfit Westrock Public Limited Company	610	26,327
		37,298
Brazil 3.6%
Vale S.A. - ADR	2,702	26,232
Switzerland 3.1%
Glencore PLC	5,740	22,384
Zambia 2.7%
First Quantum Minerals Ltd (a)	1,098	19,506
Norway 1.9%
Norsk Hydro ASA	2,421	13,852
Luxembourg 1.9%
ArcelorMittal - ADR	430	13,574
Finland 1.8%
UPM-Kymmene Oyj	467	12,748
Germany 1.1%
Heidelberg Materials AG	35	8,177
South Africa 0.6%
Valterra Platinum	101	4,433
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (c) (d)	5,692	—
Public Joint Stock Company Polyus (a) (c) (d)	106	—
Total Common Stocks (cost $692,945)		708,800
SHORT TERM INVESTMENTS 9.9%
Securities Lending Collateral 8.1%
JNL Government Money Market Fund - Class SL, 4.30% (e) (f)	58,640	58,640
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	13,148	13,148
Total Short Term Investments (cost $71,788)		71,788
Total Investments 108.1% (cost $764,733)		780,588
Other Assets and Liabilities, Net (8.1)%		(58,660)
Total Net Assets 100.0%		721,928

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	22,076	252,004	260,932	289	—	—	13,148	1.8
JNL Government Money Market Fund, 4.30% - Class SL	71	203,879	145,310	81	—	—	58,640	8.1
	22,147	455,883	406,242	370	—	—	71,788	9.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	541,412	167,388	—	708,800
Short Term Investments	71,788	—	—	71,788
	613,200	167,388	—	780,588

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 100.0%
Information Technology 47.7%
Apple Inc.	1,296	265,947
AppLovin Corporation - Class A (a)	279	97,514
ASM International N.V.	64	40,914
ASML Holding N.V. - ADR	40	32,329
Broadcom Inc.	1,116	307,710
Cadence Design Systems, Inc. (a)	327	100,918
Fair Isaac Corporation (a)	29	53,086
Intuit Inc.	208	164,105
Microsoft Corporation	995	494,796
NVIDIA Corporation	3,678	581,089
Shopify Inc. - Class A (a)	162	18,638
Taiwan Semiconductor Manufacturing Company Limited - ADR	399	90,276
		2,247,322
Communication Services 15.3%
Former Charter Communications Parent, Inc. - Class A (a)	144	58,779
Meta Platforms, Inc. - Class A	510	376,447
Netflix, Inc. (a)	137	183,911
Spotify Technology S.A. (a)	134	102,823
		721,960
Consumer Discretionary 14.9%
Amazon.com, Inc. (a)	1,951	428,106
Carvana Co. - Class A (a)	143	48,267
Ferrari N.V.	150	73,397
Hilton Worldwide Holdings Inc.	195	52,063
Tesla Inc. (a)	313	99,331
		701,164
Financials 8.2%
Blue Owl Capital Inc. - Class A	1,989	38,200
KKR & Co. Inc. - Class A	744	98,931
S&P Global Inc.	104	54,719
Visa Inc. - Class A	550	195,372
		387,222
Health Care 7.4%
Boston Scientific Corporation (a)	558	59,889
Danaher Corporation	288	56,926
Eli Lilly and Company	180	140,696
Intuitive Surgical, Inc. (a)	165	89,621
		347,132
Industrials 5.6%
Axon Enterprise, Inc. (a)	43	35,572
Copart, Inc. (a)	339	16,636
Trane Technologies Public Limited Company	168	73,706
TransDigm Group Incorporated	60	91,883
Vertiv Holdings Co - Class A	339	43,517
		261,314
Materials 0.7%
Sherwin-Williams Company, The	97	33,342
Real Estate 0.2%
CoStar Group, Inc. (a)	137	11,012
Total Common Stocks (cost $2,576,919)		4,710,468
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	681	681
Total Short Term Investments (cost $681)		681
Total Investments 100.0% (cost $2,577,600)		4,711,149
Other Assets and Liabilities, Net (0.0)%		(1,431)
Total Net Assets 100.0%		4,709,718

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	19,634	291,175	310,128	231	—	—	681	—
JNL Government Money Market Fund, 4.30% - Class SL	—	112,020	112,020	27	—	—	—	—
	19,634	403,195	422,148	258	—	—	681	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,669,554	40,914	—	4,710,468
Short Term Investments	681	—	—	681
	4,670,235	40,914	—	4,711,149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 96.5%
United Kingdom 29.2%
AstraZeneca PLC	469	65,303
Barclays PLC	17,470	80,755
BP P.L.C.	9,183	45,792
British American Tobacco P.L.C.	532	25,259
Croda International Public Limited Company	17	674
Diageo PLC	1,791	45,182
GSK PLC	2,236	42,535
Kingfisher PLC	3,186	12,683
National Grid PLC	1,620	23,707
NatWest Group PLC	1,238	8,699
Prudential Public Limited Company	3,070	38,411
Reckitt Benckiser Group PLC	1,164	79,084
Relx PLC	452	24,495
Rolls-Royce Holdings PLC	7,208	95,658
SEGRO Public Limited Company	2,293	21,396
Smith & Nephew PLC	1,605	24,559
Smiths Group PLC	215	6,644
Standard Chartered PLC	1,357	22,488
The Berkeley Group Holdings PLC	359	19,040
		682,364
France 17.6%
Alstom (a)	3,708	86,421
AXA	514	25,242
BNP Paribas	545	49,156
Capgemini	218	37,152
Compagnie de Saint-Gobain	427	50,067
Kering	439	95,058
Sanofi	431	41,610
Societe Generale	441	25,289
		409,995
Japan 11.5%
FANUC Corporation	1,834	49,879
Fujitsu Limited	597	14,518
Murata Manufacturing Co., Ltd.	2,486	36,985
Nintendo Co., Ltd.	149	14,305
Renesas Electronics Corporation	6,037	73,266
SMC Corporation	139	49,848
Sompo Holdings, Inc.	807	24,323
Sumitomo Mitsui Financial Group, Inc.	166	4,178
		267,302
Germany 7.9%
Deutsche Bank Aktiengesellschaft - Class N	919	27,036
Deutsche Telekom AG - Class N	1,028	37,547
E.ON SE - Class N	1,071	19,757
Heidelberg Materials AG	45	10,584
Infineon Technologies AG - Class N	1,396	59,517
SAP SE	96	29,333
		183,774
Netherlands 7.2%
Akzo Nobel N.V.	806	56,500
Heineken N.V.	404	35,198
ING Groep N.V.	1,502	32,950
Koninklijke Philips N.V.	1,847	44,461
		169,109
South Korea 5.4%
Korea Electric Power Corp	387	11,237
Samsung Electronics Co., Ltd.	1,888	83,492
Samsung Fire & Marine Insurance Co., Ltd.	37	11,982
Shinhan Financial Group Co., Ltd.	434	19,685
		126,396
Italy 3.5%
ENEL - SPA	3,678	34,962
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	711	47,769
		82,731
Canada 3.3%
Barrick Mining Corporation	962	20,021
Canadian Pacific Kansas City Limited	728	57,851
		77,872
Belgium 2.7%
Anheuser-Busch InBev	652	44,882
Syensqo	231	17,804
		62,686
United States of America 2.0%
Carnival Corporation (a)	1,658	46,637
China 1.2%
Tencent Holdings Limited	443	28,497
Luxembourg 1.2%
ArcelorMittal	888	28,172
Singapore 1.1%
United Overseas Bank Limited	914	25,886
Denmark 1.1%
Novo Nordisk A/S - Class B	367	25,390
Ireland 0.7%
Smurfit Westrock Public Limited Company	395	17,059
Sweden 0.6%
Hexagon Aktiebolag - Class B	1,311	13,213
Switzerland 0.3%
Glencore PLC	1,045	4,076
Julius Bar Gruppe AG - Class N	32	2,152
		6,228
Total Common Stocks (cost $1,924,788)		2,253,311
PREFERRED STOCKS 2.4%
Switzerland 2.4%
Roche Holding AG	174	56,707
Total Preferred Stocks (cost $50,980)		56,707
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	17,214	17,214
Total Short Term Investments (cost $17,214)		17,214
Total Investments 99.6% (cost $1,992,982)		2,327,232
Other Assets and Liabilities, Net 0.4%		8,197
Total Net Assets 100.0%		2,335,429

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	9,333	255,276	247,395	721	—	—	17,214	0.7
JNL Government Money Market Fund, 4.30% - Class SL	10,658	89,545	100,203	213	—	—	—	—
	19,991	344,821	347,598	934	—	—	17,214	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	141,568	2,111,743	—	2,253,311
Preferred Stocks	—	56,707	—	56,707
Short Term Investments	17,214	—	—	17,214
	158,782	2,168,450	—	2,327,232

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.0%
Information Technology 40.9%
Accenture Public Limited Company - Class A	64	19,017
Apple Inc.	389	79,833
ASML Holding N.V. - ADR	36	28,754
Broadcom Inc.	79	21,681
Intuit Inc.	46	36,363
Marvell Technology, Inc.	102	7,887
Microsoft Corporation	261	130,037
NVIDIA Corporation	1,118	176,658
Palo Alto Networks, Inc. (a)	192	39,208
Salesforce, Inc.	116	31,650
ServiceNow, Inc. (a)	6	6,683
Synopsys, Inc. (a)	47	23,994
Taiwan Semiconductor Manufacturing Company Limited - ADR	80	18,081
Workday, Inc. - Class A (a)	108	25,817
		645,663
Communication Services 13.8%
Alphabet Inc. - Class A	193	34,047
Meta Platforms, Inc. - Class A	152	112,191
Netflix, Inc. (a)	53	71,329
		217,567
Consumer Discretionary 12.7%
Airbnb, Inc. - Class A (a)	167	22,108
Amazon.com, Inc. (a)	606	132,997
Starbucks Corporation	180	16,507
Tesla Inc. (a)	93	29,486
		201,098
Industrials 9.4%
Airbus SE - ADR	293	15,348
Eaton Corporation Public Limited Company	97	34,688
RTX Corporation	136	19,793
Uber Technologies, Inc. (a)	281	26,234
Union Pacific Corporation	105	24,067
W.W. Grainger, Inc.	28	29,075
		149,205
Financials 9.2%
Marsh & Mclennan Companies, Inc.	90	19,606
PayPal Holdings, Inc. (a)	363	26,988
S&P Global Inc.	43	22,442
Visa Inc. - Class A	214	75,975
		145,011
Health Care 8.1%
Eli Lilly and Company	21	16,182
Intuitive Surgical, Inc. (a)	62	33,545
Novo Nordisk A/S - ADR (b)	170	11,745
Stryker Corporation	73	28,735
Thermo Fisher Scientific Inc.	35	14,383
UnitedHealth Group Incorporated	57	17,722
Zoetis Inc. - Class A	40	6,191
		128,503
Materials 2.4%
Linde Public Limited Company	29	13,841
Sherwin-Williams Company, The	71	24,327
		38,168
Consumer Staples 1.3%
Monster Beverage 1990 Corporation (a)	338	21,204
Real Estate 1.2%
Equinix, Inc.	23	18,597
Total Common Stocks (cost $870,540)		1,565,016
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	2,245	2,245
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	161	161
Total Short Term Investments (cost $2,406)		2,406
Total Investments 99.2% (cost $872,946)		1,567,422
Other Assets and Liabilities, Net 0.8%		13,127
Total Net Assets 100.0%		1,580,549

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,912	140,551	147,218	331	—	—	2,245	0.2
JNL Government Money Market Fund, 4.30% - Class SL	—	20,479	20,318	2	—	—	161	—
	8,912	161,030	167,536	333	—	—	2,406	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,565,016	—	—	1,565,016
Short Term Investments	2,406	—	—	2,406
	1,567,422	—	—	1,567,422

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Cohen & Steers U.S. Realty Fund
COMMON STOCKS 98.9%
Real Estate 96.6%
Agree Realty Corporation	19	1,372
American Homes 4 Rent - Class A	35	1,257
American Tower Corporation	33	7,287
Americold Realty Trust, Inc.	46	771
BXP, Inc.	11	778
Caretrust REIT, Inc.	18	551
Crown Castle Inc.	59	6,017
Digital Realty Trust, Inc.	41	7,083
Equinix, Inc.	4	3,051
Essex Property Trust, Inc.	10	2,722
Extra Space Storage Inc.	23	3,394
Healthcare Realty Trust Incorporated - Class A	100	1,590
Highwoods Properties, Inc.	43	1,343
Host Hotels & Resorts, Inc.	123	1,885
Hudson Pacific Properties, Inc. (a)	87	238
Invitation Homes Inc.	103	3,373
Iron Mountain Incorporated	24	2,456
Kilroy Realty Corporation	22	768
Kimco Realty OP, LLC	81	1,704
Kite Realty Naperville, LLC	38	853
Lamar Advertising Company - Class A	5	614
Lineage, Inc.	7	304
Omega Healthcare Investors, Inc.	16	603
ProLogis Inc.	52	5,504
Public Storage Operating Company	8	2,304
Realty Income Corporation	24	1,394
SBA Communications Corporation - Class A	11	2,571
Simon Property Group, Inc.	19	3,061
Sun Communities, Inc.	28	3,496
UDR, Inc.	47	1,922
VICI Properties Inc.	37	1,217
Welltower Inc.	62	9,483
Weyerhaeuser Company	113	2,902
		83,868
Consumer Discretionary 2.1%
Boyd Gaming Corporation	11	902
Caesars Entertainment, Inc. (a)	34	955
		1,857
Health Care 0.2%
PACS Group, Inc. (a)	16	205
Total Common Stocks (cost $89,164)		85,930
WARRANTS 0.5%
Hudson Pacific Properties, Inc. (a) (b)	152	416
Total Warrants (cost $339)		416
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	98	98
Total Short Term Investments (cost $98)		98
Total Investments 99.5% (cost $89,601)		86,444
Other Assets and Liabilities, Net 0.5%		413
Total Net Assets 100.0%		86,857

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Cohen & Steers U.S. Realty Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	978	19,225	20,105	13	—	—	98	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Cohen & Steers U.S. Realty Fund
Assets - Securities
Common Stocks	85,930	—	—	85,930
Warrants	—	416	—	416
Short Term Investments	98	—	—	98
	86,028	416	—	86,444

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.1%
Japan 21.1%
Advantest Corporation	11	825
AEON Co., Ltd.	10	293
Ain Holdings Inc.	4	132
Ajinomoto Co., Inc.	10	283
Aozora Bank, Ltd. (a)	35	521
Asahi Group Holdings, Ltd.	17	223
ASICS Corporation	16	405
Astellas Pharma Inc.	67	661
Bandai Namco Holdings Inc.	8	297
Baycurrent Inc.	4	206
Bridgestone Corporation (a)	14	556
Canon Inc. (a)	10	284
Capcom Co., Ltd.	11	362
Central Japan Railway Company	6	123
Chubu Electric Power Co., Ltd.	13	155
Chugai Pharmaceutical Co., Ltd.	6	323
Concordia Financial Group, Ltd.	70	452
Cosmo Energy Holdings Co., Ltd.	19	821
Daifuku Co., Ltd.	8	211
Dai-ichi Life Holdings, Inc.	85	640
Daiichi Sankyo Company, Limited	4	100
Daikin Industries, Ltd.	3	354
Daito Trust Construction Co., Ltd.	2	185
Daiwa House Industry Co., Ltd	12	412
Daiwa Securities Group Inc.	30	210
Daiwabo Holdings Co., Ltd.	32	575
DENSO Corporation	24	321
DIC Corporation	32	649
DISCO Corporation	2	441
Dowa Holdings Co., Ltd.	39	1,244
East Japan Railway Company	7	140
EBARA Corporation (a)	22	422
Eisai Co., Ltd.	7	201
ENEOS Holdings, Inc.	163	807
EXEO Group, Inc.	85	1,087
FANUC Corporation	2	65
Fast Retailing Co., Ltd.	2	513
Fuji Corporation Co., Ltd.	39	717
FUJIFILM Holdings Corporation	7	148
Fujikura Ltd.	8	398
Fujitsu Limited	17	414
Hamamatsu Photonics K.K.	78	940
Hankyu Hanshin Holdings, Inc.	8	204
HASEKO Corporation	33	495
Hitachi, Ltd.	62	1,795
Honda Motor Co., Ltd. - ADR (a)	1	21
Honda Motor Co., Ltd.	51	490
Hoya Corporation	3	403
Idemitsu Kosan Co., Ltd.	55	333
IHI Corporation	5	487
Inpex Corporation (a)	92	1,285
Isuzu Motors Limited	39	497
ITOCHU Corporation	8	429
Japan Airlines Co., Ltd.	3	65
Japan Airport Terminal Co., Ltd.	3	80
Japan Exchange Group, Inc.	30	302
Japan Post Bank Co., Ltd.	17	184
Japan Post Holdings Co., Ltd.	16	152
Japan Tobacco Inc. (a)	15	451
JEOL Ltd.	26	796
Kaga Electronics Co., Ltd.	4	78
Kanematsu Corporation	28	523
Kao Corporation (a)	6	260
Kawasaki Heavy Industries, Ltd.	6	489
KDDI Corporation	42	718
Keyence Corporation	1	240
Kikkoman Corporation	23	212
Kintetsu Group Holdings Co., Ltd	21	400
Kirin Holdings Company, Limited	11	149
Koei Tecmo Holdings Co., Ltd.	1	21
Komatsu Ltd.	10	328
Konami Holdings Corporation	2	316
Konica Minolta, Inc.	250	812
Kose Corporation (a)	1	43
Kubota Corporation	31	349
KYOCERA Corporation	35	413
Kyushu Electric Power Co., Inc.	22	193
Lasertec Co., Ltd. (a)	2	322
LIXIL Corporation	77	893
LY Corporation	35	130
Mabuchi Motor Co., Ltd. (a)	44	645
Makita Corporation	3	83
Marubeni Corporation	14	272
Marui Group Co.Ltd.	2	32
MARUWA Co., Ltd.	1	285
MatsukiyoCocokara & Co.	4	74
Mebuki Financial Group Inc.	106	554
Meiji Holdings Co., Ltd.	6	137
Mercari, Inc. (b)	47	862
Minebeamitsumi Inc.	59	869
MIRAIT ONE Corporation	29	516
Mitsubishi Chemical Group Corporation	110	578
Mitsubishi Corporation	29	587
Mitsubishi Electric Corporation	9	194
Mitsubishi Estate Co., Ltd.	10	182
Mitsubishi Heavy Industries, Ltd.	22	552
Mitsubishi Materials Corporation	87	1,380
Mitsubishi UFJ Financial Group, Inc.	76	1,038
Mitsui & Co., Ltd.	17	338
Mitsui Fudosan Co., Ltd.	17	163
Mitsui Mining & Smelting Co., Ltd.	21	727
Mitsui O.S.K. Lines, Ltd.	8	264
Miura Industry Co., Ltd.	1	16
Mizuho Financial Group, Inc.	22	596
MonotaRO Co., Ltd.	4	77
MS&AD Insurance Group Holdings, Inc.	28	624
Murata Manufacturing Co., Ltd.	12	184
Nagase & Co., Ltd.	52	998
Nagoya Railroad Co., Ltd.	11	129
Nec Corporation	7	189
Nidec Corporation	14	261
Nifco Inc.	37	875
Nihon M&A Center Holdings Inc.	10	51
Nintendo Co., Ltd.	2	183
Nippon Express Co., Ltd. (a)	40	793
Nippon Gas Co., Ltd.	73	1,349
Nippon Paint Holdings Co., Ltd.	18	141
Nippon Sanso Holdings Corporation	2	60
Nippon Steel Corporation	16	301
Nippon Telegraph and Telephone Corporation	213	228
Nippon Yusen Kabushiki Kaisha	18	632
Nipro Corporation	12	104
Nissan Chemical Corporation	16	475
Nissan Motor Co., Ltd. (a) (b)	64	156
Nissin Food Holdings Co., Ltd.	2	42
Niterra Co., Ltd.	3	100
Nitori Holdings Co., Ltd.	2	145
Nitto Denko Corporation	24	462
Nomura Holdings, Inc.	52	339
Nomura Holdings, Inc. - ADR	4	25
Nomura Research Institute, Ltd.	6	253
OBIC Business Consultants Co., Ltd.	1	30
OBIC Co., Ltd.	4	156
Olympus Corporation	31	364
OMRON Corporation	2	48
Ono Pharmaceutical Co., Ltd.	4	41
Oriental Land Co., Ltd.	7	164
ORIX Corporation	18	413
Otsuka Holdings Co., Ltd.	5	262
Pan Pacific International Holdings Corporation	7	251
Panasonic Holdings Corporation	41	441
Pigeon Corporation (a)	43	528
Rakuten Group, Inc. (b)	40	220
Recruit Holdings Co., Ltd.	13	748
Renesas Electronics Corporation	29	347
Resona Holdings, Inc.	34	317

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Resonac Graphite America Inc.	59	1,368
Ryohin Keikaku Co., Ltd.	2	91
Sanken Electric Co., Ltd. (b)	4	240
Sankyu Co., Ltd.	12	665
Santen Pharmaceutical Co., Ltd.	154	1,765
Sapporo Holdings Limited	13	690
Sawai Group Holdings Co., Ltd.	43	548
SBI Holdings, Inc.	5	160
SCREEN Holdings Co., Ltd.	2	122
Secom Co., Ltd.	2	86
Sekisui Chemical Co., Ltd.	17	301
Sekisui House, Ltd.	24	529
Seven & I Holdings Co., Ltd.	48	779
Shimadzu Corporation	5	119
Shimano Inc.	1	159
Shin-Etsu Chemical Co., Ltd.	23	759
Shionogi & Co., Ltd.	16	281
Ship Healthcare Holdings, Inc.	69	934
Shiseido Company, Limited (a)	7	121
SKYLARK Holdings Co., Ltd. (a)	34	705
SMC Corporation	—	72
Socionext Inc.	77	1,479
SoftBank Corp.	230	356
SoftBank Group Corp	29	2,081
Sojitz Corporation	34	826
Sompo Holdings, Inc.	18	549
Sony Group Corporation	89	2,296
Sotetsu Holdings Inc.	18	287
Subaru Corporation.	42	731
Sumitomo Bakelite Co., Ltd.	28	814
Sumitomo Chemical Company, Limited	346	836
Sumitomo Corporation	11	274
Sumitomo Electric Industries, Ltd.	24	503
Sumitomo Forestry Co., Ltd. (a)	48	483
Sumitomo Metal Mining Co., Ltd.	2	44
Sumitomo Mitsui Financial Group, Inc. - ADR	3	45
Sumitomo Mitsui Financial Group, Inc.	32	795
Sumitomo Mitsui Trust Group, Inc.	12	311
Sumitomo Realty & Development Co., Ltd.	12	455
Suntory Beverage & Food Limited (a)	1	38
Suzuki Motor Corporation	37	452
Sysmex Corporation	14	246
T&D Holdings, Inc.	13	279
Taisei Corporation	3	145
Takeda Pharmaceutical Company Limited	21	651
TDK Corporation	42	488
TechnoPro Holdings, Inc. (a)	60	1,755
Teijin Limited	39	315
Terumo Corporation	6	110
The Hachijuni Bank, Ltd.	170	1,381
The Kansai Electric Power Company, Incorporated	12	143
TOBU Railway Co., LTD.	1	14
Toho Co., Ltd.	1	53
TOHO GAS Co., Ltd.	3	95
Tokai Carbon Co., Ltd. (a)	171	1,205
Tokio Marine Holdings, Inc.	26	1,084
Tokyo Electric Power Company Holdings, Inc. (b)	36	119
Tokyo Electron Limited	4	821
Tokyo Gas Co., Ltd.	6	203
Tokyu Corporation	5	57
Tokyu Fudosan Holdings Corporation	245	1,743
Toray Industries, Inc.	28	194
Tosoh Corporation	52	757
TOTO Ltd.	16	408
Toyo Suisan Kaisha, Ltd.	3	186
Toyota Industries Corporation	1	113
Toyota Motor Corporation	185	3,185
Toyota Tsusho Corporation	17	394
Trend Micro Incorporated	4	269
Tsumura & Co.	37	899
UBE Corporation	45	708
Unicharm Corporation	38	274
West Japan Railway Company	11	259
Yakult Honsha Co., Ltd.	6	107
Yamaha Corporation	14	101
Yamaha Motor Co., Ltd. (a)	52	391
Yamato Holdings Co., Ltd.	29	384
Yaskawa Electric Corporation	4	99
Yoshinoya Holdings Co., Ltd.	30	661
		102,369
United Kingdom 11.8%
3I Group PLC	24	1,380
Anglo American PLC	26	775
AstraZeneca PLC - ADR	9	633
AstraZeneca PLC	13	1,792
Auto Trader Group PLC	118	1,333
BAE Systems PLC	18	461
Barclays PLC	188	871
Barclays PLC - ADR	6	104
Barratt Redrow PLC	57	357
Beazley Ireland Holdings PLC	87	1,116
Bellway p.l.c.	18	726
BP P.L.C. - ADR	8	242
BP P.L.C.	335	1,670
British American Tobacco P.L.C.	16	778
BT Group PLC	397	1,054
Bunzl Public Limited Company	8	240
Burberry Group PLC	62	1,002
Centrica PLC	418	928
Compass Group PLC	16	552
Croda International Public Limited Company	3	120
Diageo PLC - ADR	1	125
Diageo PLC	13	323
Diploma PLC	1	96
Drax Group PLC	31	293
Experian PLC	19	990
Fiat Chrysler Automobiles N.V.	45	450
Frasers Group PLC (b)	14	130
Games Workshop Group PLC	3	680
GSK PLC	56	1,070
GSK PLC - ADR (a)	1	31
Haleon PLC	172	883
Haleon PLC - ADR (a)	1	10
Halma Public Limited Company	3	119
Howden Joinery Group PLC	76	890
HSBC Holdings PLC - ADR	8	493
HSBC Holdings PLC	199	2,410
Imperial Brands PLC	3	121
Inchcape PLC	23	230
Informa PLC	101	1,112
InterContinental Hotels Group PLC	1	139
InterContinental Hotels Group PLC - ADR (a)	1	89
Intertek Group PLC	2	152
Ithaca Energy PLC	46	99
J Sainsbury PLC	62	248
JD Sports Fashion PLC	28	35
Jet2 PLC	4	93
Kingfisher PLC	444	1,767
Legal & General Group PLC	166	582
Lion Finance Group PLC	5	515
Lloyds Banking Group PLC - ADR (a)	17	70
Lloyds Banking Group PLC	704	742
London Stock Exchange Group PLC	1	218
Man Group PLC	183	425
Marks and Spencer Group P.L.C.	243	1,184
Melrose Industries PLC	37	267
Mondi PLC	28	451
National Grid PLC	21	309
National Grid PLC - ADR	2	137
NatWest Group PLC	193	1,356
Next PLC	3	440
NMC Health PLC (c)	1	—
Paragon Banking Group PLC	37	480
Pennon Group PLC	47	325
Reckitt Benckiser Group PLC	21	1,457
Relx PLC	12	660
Relx PLC - ADR	5	283
Rio Tinto PLC - ADR	1	59
Rio Tinto PLC	23	1,364

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Rolls-Royce Holdings PLC	135	1,794
RS Group PLC	80	628
Serco Group PLC	98	272
Severn Trent PLC	6	230
Shell PLC - Class A	115	4,024
Shell PLC - Class A - ADR	13	884
Smith & Nephew PLC - ADR (a)	5	168
Smith & Nephew PLC	29	449
Softcat PLC	47	1,107
Spirax Group PLC	3	216
SSE PLC	37	931
St. James's Place PLC	55	899
Standard Chartered PLC	9	153
Subsea 7 S.A.	4	82
Tate & Lyle Public Limited Company	18	126
Tesco PLC	239	1,321
The Sage Group PLC.	19	328
Unilever PLC	11	653
Unilever PLC - ADR	8	515
United Utilities PLC	17	260
Vistry Group PLC	11	95
Vodafone Group Public Limited Company	921	983
Wise PLC - Class A (b)	10	138
WPP 2012 Limited	30	208
		57,000
Canada 10.3%
Agnico Eagle Mines Limited	12	1,433
Alamos Gold Inc - Class A	2	54
Alimentation Couche-Tard Inc.	9	470
ARC Resources Ltd.	56	1,185
Aritzia, Inc. (b)	17	858
ATCO Ltd. - Class I	5	180
ATS Corporation (b)	4	142
Bank of Montreal	11	1,195
Bank of Nova Scotia, The (a)	15	835
Banque Nationale Du Canada (a)	7	757
Barrick Mining Corporation	52	1,078
Bombardier Inc. - Class B (b)	5	412
Boyd Group Services Inc.	2	351
Brookfield Corporation - Class A	8	498
BRP Inc. (a)	1	63
Cameco Corporation	2	149
Canadian Imperial Bank of Commerce	13	903
Canadian National Railway Company	7	771
Canadian Natural Resources Limited	45	1,421
Canadian Pacific Kansas City Limited	6	512
Capital Power Corporation (a)	9	370
Cenovus Energy Inc.	67	911
CGI Inc. - Class A	6	597
CGI Inc. - Class A	—	40
Constellation Software Inc.	—	733
Descartes Systems Group Inc., The (b)	1	122
Dollarama Inc.	7	944
Eldorado Gold Corporation (b)	62	1,267
Element Fleet Management Corp. (a)	19	465
Emera Incorporated (d)	4	202
Empire Company Limited - Class A	2	83
Enbridge Inc.	13	608
EQB Inc.	4	328
Fairfax Financial Holdings Limited	—	181
Finning International Inc.	42	1,803
FirstService Corporation	3	576
Fortis Inc.	1	51
Fortis Inc.	8	391
Franco-Nevada Corporation	1	150
Great-West Lifeco Inc.	3	99
Groupe Atkinsrealis Inc.	4	288
Groupe WSP Global Inc.	3	662
Hydro One Limited	1	39
iA Societe Financiere Inc.	9	965
IGM Financial Inc.	4	140
Imperial Oil Limited (a)	6	499
Intact Financial Corporation	3	633
Kinross Gold Corporation	90	1,410
Les Vetements de Sport Gildan Inc. - Class A	14	693
Loblaw Companies Limited	3	484
Magna International Inc.	17	673
Manulife Financial Corporation	17	535
MDA Space Ltd. (b)	5	132
MEG Energy Corp.	45	855
Methanex Corporation	6	209
Metro Inc. - Class A	7	581
Northland Power Inc.	—	—
Nutrien Ltd.	20	1,144
ONEX Corporation (a)	13	1,065
Open Text Corporation	1	26
Orogen Royalties Inc.	4	103
Pan American Silver Corp.	30	860
Pembina Pipeline Corporation (a)	22	811
Prairiesky Royalty Ltd. (a)	14	245
Premium Brands Holdings Corporation (a)	5	310
Quebecor Inc. - Class B	2	72
Restaurant Brands International Limited Partnership (a)	11	716
Rogers Communications Inc. - Class B (a)	11	323
Royal Bank of Canada	—	49
Royal Bank of Canada	28	3,741
Saputo Inc.	3	54
Shopify Inc. - Class A (b)	1	150
Shopify Inc. - Class A (b)	—	43
South Bow Corporation (a)	5	133
Spin Master Corp. (a) (e)	2	41
Sun Life Financial Inc.	25	1,646
Suncor Energy Inc.	37	1,399
TC Energy Corporation (a)	6	302
Teck Resources Limited - Class B	8	319
TFI International Inc. (a)	2	208
Thomson Reuters Corporation	1	139
TMX Group Limited	6	271
Topaz Energy Corp. (a)	3	47
Toromont Industries Ltd.	9	788
Toronto-Dominion Bank, The	3	230
Toronto-Dominion Bank, The	11	780
Tourmaline Oil Corp	8	406
TransAlta Corporation	5	52
Wheaton Precious Metals Corp.	1	110
Whitecap Resources Inc. (a)	210	1,414
Winpak Ltd. (a)	6	187
		50,170
Germany 8.4%
Adidas AG - Class N	4	860
Allianz SE	3	1,350
Aurubis AG	4	408
BASF SE - Class N	44	2,185
Bayer Aktiengesellschaft - Class N	5	144
Bayerische Motoren Werke Aktiengesellschaft	7	577
Beiersdorf Aktiengesellschaft	1	154
Brenntag SE - Class N	12	794
Continental Aktiengesellschaft	6	509
Covestro AG (b)	12	838
CTS Eventim AG & Co. KGaA	6	795
Daimler Truck Holding AG	24	1,154
Deutsche Bank Aktiengesellschaft - Class N	25	729
Deutsche Borse Aktiengesellschaft - Class N	3	909
Deutsche Lufthansa Aktiengesellschaft	35	294
Deutsche Post AG - Class N	36	1,685
Deutsche Telekom AG - Class N	86	3,135
DW Property Invest GmbH	3	76
E.ON SE - Class N	87	1,610
Elia Group (a)	1	102
Fraport AG Frankfurt Airport Services Worldwide (b)	2	128
freenet AG - Class N	17	556
Fresenius Medical Care AG	12	716
Fresenius SE & Co. KGaA	11	564
GEA Group Aktiengesellschaft	20	1,381
Gerresheimer AG	—	20
Hannover Ruck SE - Class N	2	667
Hapag-Lloyd Aktiengesellschaft (d)	—	69
Heidelberg Materials AG	1	160
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Henkel AG & Co. KGaA	—	7
Hensoldt AG	9	1,021
Infineon Technologies AG - Class N	48	2,061
Kion Group AG	9	526
Knorr - Bremse Aktiengesellschaft (d)	6	628
LEG Immobilien SE	4	368
Mercedes-Benz Group AG - Class N	14	814
MERCK Kommanditgesellschaft auf Aktien	1	166
MTU Aero Engines AG - Class N	2	689
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,673
Nemetschek SE	1	126
Puma SE	9	242
Qiagen N.V.	2	94
Qiagen N.V.	12	598
Rheinmetall Aktiengesellschaft	2	4,009
RTL Group S.A.	3	120
RWE Aktiengesellschaft	19	789
SAP SE	4	1,208
Siemens Aktiengesellschaft - Class N	3	821
Siemens Energy AG (b)	8	944
Siemens Healthineers AG (d)	4	208
Sixt SE	1	123
Stroer SE & Co. KGaA	5	327
Symrise AG	4	398
Volkswagen Aktiengesellschaft	1	159
Vonovia SE	8	281
		40,969
France 7.9%
Airbus SE	6	1,236
Alstom (b)	21	485
Alten	3	242
AXA	13	652
Biomerieux SA	1	188
BNP Paribas	8	676
Bouygues	1	39
Bureau Veritas	10	345
Capgemini	4	674
Carrefour	109	1,531
Compagnie de Saint-Gobain	9	1,059
Compagnie Generale des Etablissements Michelin	28	1,059
Credit Agricole SA	15	284
Danone	3	277
Dassault Aviation	1	199
Dassault Systemes	3	102
Edenred	4	132
Eiffage	7	961
Elis Services (a)	8	216
Engie	77	1,814
EssilorLuxottica	1	336
Eurazeo	5	334
Eurofins Scientific SE	11	750
Euronext N.V. (d)	5	826
FDJ United (e)	3	111
Gaztransport Et Technigaz	4	810
Getlink S.E.	15	290
Hermes International	—	752
Horizon Parent Holdings S.a r.l.	7	245
JCDecaux SE	24	443
Kering	1	167
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	3	658
Legrand	2	290
L'Oreal	2	750
LVMH Moet Hennessy Louis Vuitton	3	1,695
Nexans	2	256
Orange	113	1,716
Publicis Groupe SA (a)	4	468
Renault	18	815
Rexel	54	1,669
Safran	3	965
Sanofi	9	895
Sartorius Stedim Biotech	—	36
Schneider Electric SE	2	451
Societe d'exploitation Hoteliere	17	1,037
Societe Generale	18	1,031
Spie SA	12	696
Technip Energies N.V.	22	940
Teleperformance SE	3	305
Thales	3	866
Tikehau Capital (a)	5	110
TotalEnergies SE	58	3,582
Veolia Environnement	8	299
VINCI	11	1,658
		38,423
Switzerland 7.7%
ABB Ltd - Class N	11	634
Adecco Group AG - Class N	2	61
Alcon AG (a)	6	549
Alcon AG	8	740
ALSO Holding AG - Class N	1	358
Amrize AG (b)	15	735
Avolta AG - Class N	6	305
Barry Callebaut AG - Class N (a)	—	27
BELIMO Holding AG - Class N	—	306
BKW Energie AG	1	154
Bucher Industries AG	5	2,369
Compagnie Financiere Richemont SA	4	804
Datwyler Holding AG (a)	1	219
EMS-Chemie Holding AG	—	76
Geberit AG - Class N	2	1,275
Georg Fischer AG - Class N	15	1,238
Givaudan SA - Class N	—	378
Glencore PLC	142	553
Holcim AG	15	1,096
INFICON Holding AG	1	194
Julius Bar Gruppe AG - Class N	27	1,840
Lonza Group AG	1	887
Nestle S.A. - Class N	41	4,100
Novartis AG - ADR	11	1,360
Novartis AG - Class N	34	4,073
Partners Group Holding AG	1	784
PSP Swiss Property AG - Class N	3	487
Roche Holding AG	—	112
Schindler Holding AG - Class N	—	173
SGS SA	3	267
Siegfried Holding AG	6	705
Sika AG	2	621
Sonova Holding AG	2	703
Sulzer AG - Class N	1	154
Swiss Life Holding AG - Class N	1	769
Swiss Prime Site AG - Class N	30	4,506
Swiss Re AG	1	118
Swisscom AG - Class N	1	779
Swissquote Group Holding SA - Class N	1	662
UBS Group AG	—	14
UBS Group AG	28	935
VAT Group AG (d)	—	68
Zurich Insurance Group AG - Class N	1	956
		37,144
Australia 5.8%
AGL Energy Limited	19	121
ALS Limited	23	258
Ampol Limited	12	200
Ansell Limited	29	581
ANZ Group Holdings Limited	28	536
Aristocrat Leisure Limited	5	227
ASX Limited	1	51
Atlas Arteria Limited	39	131
Australian Pipeline Trust	20	106
BHP Group Limited - ADR (a)	8	398
BHP Group Limited	116	2,807
BHP Group Limited (a)	6	141
BlueScope Steel Limited	19	288
Brambles Limited	57	875
Breville Group Limited (a)	14	280
Cleanaway Waste Management Limited	139	248
Cochlear Limited	—	64
Coles Group Limited	40	547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia	10	1,163
Computershare Limited	22	570
CSL Limited	5	728
Domino's Pizza Enterprises Limited	6	72
Downer EDI Limited	8	32
EBOS Group Limited	3	70
Evolution Mining Limited	55	287
Flight Centre Travel Group Limited	19	152
Fortescue Ltd	31	319
Genesis Minerals Limited (b)	43	121
HUB24 Limited	3	186
IDP Education Limited (a)	5	12
IGO Limited	8	22
Insurance Australia Group Limited	99	587
JB Hi-Fi Limited	8	570
Lendlease Corporation Limited	44	157
Lynas Rare Earths Limited (b)	36	204
Macquarie Group Limited	2	322
Medibank Private Limited	70	232
Metcash Limited	261	673
National Australia Bank Limited	40	1,037
Netwealth Group Limited	7	160
New Hope Corporation Limited (a)	371	903
NEXTDC Limited (b)	19	184
Nine Entertainment Co. Holdings Limited	197	211
Norden Crown Metals Corp.	363	643
Northern Star Resources Ltd	57	704
Orica Limited	63	803
Orora Limited	223	277
Pilbara Minerals Limited (a) (b)	44	39
Premier Investments Limited	7	87
Qantas Airways Limited	15	107
QBE Insurance Group Limited	49	762
Regis Healthcare Limited	10	54
Rio Tinto Limited	10	692
Santos Limited	190	959
SEEK Limited	14	214
Sonic Healthcare Limited	15	268
Suncorp Group Limited	46	661
Super Retail Group Limited	24	227
Technology One Limited	14	387
Telix Pharmaceuticals Limited (b)	3	53
Telstra Corporation Limited	66	209
Transurban Holdings Limited	18	166
Treasury Wine Estates Limited	81	417
Ventia Services Group Limited (d)	84	286
Web Travel Group Limited (b)	15	45
Wesfarmers Limited	11	611
Westpac Banking Corporation	34	753
WiseTech Global Limited	4	279
Woodside Energy Group Ltd	54	843
Woodside Energy Group Ltd - ADR (a)	3	46
Woolworths Group Limited	29	593
		28,018
Italy 3.8%
Amplifon S.p.A	16	369
Assicurazioni Generali Societa' Per Azioni	4	126
Azimut Holding S.p.A.	10	316
Banca Mediolanum SpA	4	67
Banca Monte dei Paschi di Siena S.p.A. (a)	146	1,238
Banco BPM Societa' Per Azioni	126	1,481
Bper Banca S.P.A.	102	926
Brunello Cucinelli S.p.A.	8	943
Buzzi S.p.A.	9	522
Credito Emiliano SpA	13	195
ENEL - SPA	106	1,010
Eni S.P.A.	81	1,316
Ferrari N.V.	1	349
Ferrari N.V.	—	162
Finecobank Banca Fineco S.P.A.	24	526
Hera S.p.A.	90	437
Intesa Sanpaolo SPA	159	920
Iren S.p.A.	34	106
Italgas S.p.A.	64	545
Iveco Group N.V.	33	654
Leonardo S.p.A.	8	440
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (a)	23	543
Moncler S.p.A.	12	675
Pirelli & C. S.p.A. (d)	6	41
Poste Italiane - Societa' Per Azioni (d)	9	197
Prada S.p.A.	9	55
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	6	376
Reply S.p.A.	2	386
Snam S.p.A.	34	205
Sol S.P.A.	2	132
Telecom Italia S.p.A. (a)	1,756	870
Terna - Rete Elettrica Nazionale Societa Per Azioni	29	299
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	28	1,892
Unipol Assicurazioni S.P.A.	14	272
		18,591
Netherlands 3.5%
Aalberts N.V.	27	975
ABN AMRO Bank N.V. - DUTCHCERT (d)	54	1,474
Adyen N.V. (b) (d)	—	169
Arcadis N.V.	4	207
ASM International N.V.	1	894
ASML Holding N.V. - ADR	1	886
ASML Holding N.V.	3	2,038
ASR Nederland N.V.	11	728
BE Semiconductor Industries N.V.	3	418
CTP N.V.	6	127
Heineken N.V.	6	488
IMcD N.V.	3	399
ING Groep N.V.	27	598
Just Eat Takeaway.Com N.V. (b) (d)	16	375
Koninklijke Ahold Delhaize N.V.	38	1,597
Koninklijke KPN N.V.	255	1,240
Koninklijke Philips N.V. - ADR (a) (d)	2	49
Koninklijke Philips N.V.	18	430
Koninklijke Vopak N.V.	20	975
NN Group N.V.	17	1,153
Prosus N.V. - Class N	11	592
STMicroelectronics N.V.	4	127
Wolters Kluwer N.V. - Class C	8	1,255
		17,194
Sweden 2.9%
AAK AB (publ)	2	64
AB Sagax - Class B	3	62
Addlife AB - Class B	18	350
Addnode Group Aktiebolag (publ) - Class B	8	90
Addtech AB - Class B	6	216
Aktiebolaget Electrolux - Class B (b)	15	107
Aktiebolaget SKF - Class B	14	320
Aktiebolaget Volvo - Class A	5	135
Aktiebolaget Volvo - Class B	42	1,172
Alfa Laval AB	3	146
ASSA ABLOY AB - Class B	6	177
Atlas Copco Aktiebolag - Class A	21	344
Atlas Copco Aktiebolag - Class B	12	170
Avanza Bank Holding AB	3	118
Axfood AB	5	150
Betsson AB - Class B	13	277
Bilia AB - Class A	5	74
Billerud Aktiebolag (publ)	18	185
Boliden AB (b)	10	320
Bravida Holding AB (d)	22	219
Bure Equity AB	13	399
Camurus AB (b)	—	26
Castellum Aktiebolag (a)	8	99
Dometic Group AB (publ) (d)	60	252
Electrolux Professional AB (publ) - Class B	20	141
Elekta AB (publ) - Class B	42	219
Epiroc Aktiebolag - Class A	7	156
Epiroc Aktiebolag - Class B	4	80
EQT AB (d)	1	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Essity Aktiebolag (publ) - Class A	—	13
Essity Aktiebolag (publ) - Class B	12	334
Evolution AB (publ) (d)	2	125
G&L Beijer Ref AB - Class B	3	53
Getinge AB - Class B	12	240
H & M Hennes & Mauritz AB - Class B (a)	10	141
Hemnet AB	1	29
Hexagon Aktiebolag - Class B	13	129
Hexpol AB - Class B	9	83
HMS Networks AB (b)	2	67
Husqvarna Aktiebolag - Class B	13	66
Indutrade Aktiebolag	1	26
Lifco AB (Publ) - Class B	2	80
Lindab International AB (a)	7	147
Loomis AB - Class B	9	365
Medicover AB - Class B	11	304
Mycronic AB (publ)	10	220
NCC Aktiebolag - Class B	10	184
NIBE Industrier AB - Class B (a)	22	93
Nordnet AB	4	121
Nyfosa AB	22	218
Peab AB - Class B	23	186
Saab AB - Class B	1	65
Sandvik Aktiebolag	19	444
Scandic Hotels Group AB	32	276
Skandinaviska Enskilda Banken AB - Class A	18	317
Skanska AB - Class B	7	170
Skistar Aktiebolag - Class B	9	143
SSAB AB - Class B	25	145
Svenska Cellulosa Aktiebolaget SCA - Class A	1	14
Svenska Cellulosa Aktiebolaget SCA - Class B	14	180
Svenska Handelsbanken AB - Class A	14	193
Svenska Handelsbanken AB - Class B (a)	1	12
SWECO Civil AB - Class B	11	192
Swedbank AB - Class A	12	309
Swedish Orphan Biovitrum AB (Publ) (b)	1	28
Tele2 AB - Class B	16	235
Telefonaktiebolaget LM Ericsson - Class A	1	8
Telefonaktiebolaget LM Ericsson - Class B	43	370
Telia Company AB	128	461
Thule Group AB (d)	2	68
Trelleborg AB - Class B	4	131
Truecaller AB - Class B	62	441
Vitrolife AB	3	37
Volvo Cars AB - Class B (a) (b)	26	47
Wihlborgs Fastigheter AB	27	291
		13,894
Spain 2.6%
Acciona,S.A. (a)	2	311
ACS, Actividades de Construccion y Servicios, S.A.	11	797
AENA, S.M.E., S.A.	11	294
Amadeus IT Holding, S.A. (d)	7	619
Banco Bilbao Vizcaya Argentaria, S.A.	102	1,569
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (a)	14	217
Banco de Sabadell, S.A.	381	1,218
Banco Santander, S.A.	181	1,497
Bankinter Sociedad Anonima (a)	67	875
CaixaBank, S.A.	86	743
Cellnex Telecom, S.A. (d)	4	152
Enagas S.A. (a)	11	182
Endesa, S.A. (a)	10	331
Ferrovial SE	1	55
Fluidra S.A. (a)	2	43
Iberdrola, Sociedad Anonima (a)	31	596
Industria de Diseno Textil, S.A.	10	504
Logista Integral SA.	6	205
Mapfre SA (a)	70	287
Redeia Corporacion SA (a)	12	246
Repsol SA	35	518
Telefonica, S.A. (a)	180	948
Viscofan, S.A. (a)	5	326
		12,533
Denmark 2.2%
A.P. Moller - Maersk A/S - Class A	—	76
A.P. Moller - Maersk A/S - Class B	—	101
Ambu A/S - Class B	9	134
Cadeler A/S (b) (e)	24	119
Carlsberg A/S - Class B	3	367
Coloplast A/S - Class B	3	277
Danske Bank A/S	24	977
Demant A/S (b)	12	483
DSV A/S	2	587
H. Lundbeck A/S - Class B	38	218
NKT A/S (b)	8	662
Novo Nordisk A/S - Class B	40	2,790
Novozymes A/S - Class B	9	642
Orsted A/S (b) (d)	2	97
Pandora A/S	7	1,173
Ringkjobing Landbobank. Aktieselskab	6	1,420
Rockwool A/S - Class A	1	23
Tryg A/S	7	178
Vestas Wind Systems A/S	23	345
		10,669
Finland 1.5%
Elisa Oyj	19	1,044
Fortum Oyj	12	228
Hiab Oyj - Class B	8	490
Kesko Oyj - Class B	6	160
Kone Corporation - Class B	4	292
Konecranes Abp	8	655
Metso Oyj (a)	44	568
Neste Oyj	6	78
Nokia Oyj	84	435
Nokia Oyj - Series A - ADR	17	89
Nordea Bank Abp	58	859
Orion Oyj - Class B	3	218
Sampo Oyj - Class A	46	488
Sampo Oyj - Class A	31	329
Stora Enso Oyj - Class R (a)	30	320
UPM-Kymmene Oyj	12	315
Valmet Oy (a)	12	367
Wartsila Oyj Abp	13	298
		7,233
Hong Kong 1.4%
AIA Group Limited	111	1,003
Bank of East Asia, Limited, The	166	256
BOC Hong Kong (Holdings) Limited	42	183
Budweiser Brewing Company APAC Limited (a) (d)	63	63
Cathay Pacific Airways Limited	83	113
CK Asset Holdings Limited	48	213
CK Hutchison Holdings Limited	40	247
CK Infrastructure Holdings Limited	15	99
CLP Holdings Limited	15	126
Dfi Retail Group Holdings Limited	17	48
ESR Group Limited (b) (d) (f)	77	128
First Pacific Company Limited	170	120
Hang Lung Properties Limited	520	497
Hang Seng Bank, Limited	5	77
HK Electric Investments Limited	72	53
HKT Trust	203	303
Hong Kong And China Gas Company Limited -The-	235	198
Hong Kong Exchanges and Clearing Limited	9	498
Hongkong Land Holdings Limited	12	66
Hysan Development Company Limited	17	31
MH Development Limited (b) (c)	12	—
MTR Corporation Limited	15	54
New World Development Company Limited (a) (b)	203	148
PCCW Limited	80	54
Power Assets Holdings Limited	10	64
Sino Land Company Limited	157	167
SITC International Holdings Company Limited	107	343
Sun Hung Kai Properties Limited	13	150
Swire Pacific Limited - Class A	13	107
Swire Properties Limited	48	119
Techtronic Industries Company Limited	24	259
United Laboratories International Holdings Ltd	128	245
VTech Holdings Limited	14	105
WH Group Limited (d)	400	386

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Wharf Real Estate Investment Company Limited	33	94
Xinyi Glass Holdings Limited (a)	159	153
Yue Yuen Industrial (Holdings) Limited	100	152
		6,922
Israel 1.2%
Alony Hetz Properties & Investments Ltd	2	19
Alrov Properties & Lodgings Ltd.	—	6
Azrieli Group Ltd.	—	33
Bank Hapoalim B.M.	23	444
Bank Leumi Le-Israel B.M.	33	616
Bezeq Israel Communications Company Ltd	54	91
Big Shopping Centers Ltd	—	47
Blue Square Real Estate Ltd	—	50
Camtek Ltd. (b)	—	16
Cellcom Israel Ltd. (b)	14	115
CLAL Insurance Enterprises Holdings Ltd	8	360
Delek Group Ltd.	1	106
Delta Galil Industries Ltd.	1	33
EL AL Israel Airlines Ltd. (b)	64	252
Elbit Systems Ltd.	—	29
Electra Ltd	—	130
Enlight Renewable Energy Ltd. (b)	3	62
Equital Ltd. (b)	2	96
Fattal Holdings (1998) Ltd. (b)	—	26
First International Bank of Israel Ltd.	2	133
Formula Systems (1985) Ltd.	1	143
Fox - Wizel Ltd	1	73
Harel Insurance Investments & Financial Services Ltd.	5	138
ICL Group Ltd	8	55
Industrial Buildings Corporation Ltd	26	96
Isracard Ltd.	42	215
Israel Canada (T. R) Ltd	26	118
Israel Discount Bank Limited	31	310
Matrix I.T. Ltd	4	131
Mega OR Holdings Ltd.	1	56
Melisron Limited	—	37
Migdal Insurance and Financial Holdings Ltd.	21	57
Mizrahi Tefahot Bank Ltd	3	210
Nice Ltd (b)	—	31
Nova Ltd. (b)	—	32
Oil Refineries Ltd	484	131
Partner Communications Ltd	13	102
Paz Retail And Energy Ltd	1	234
Phoenix Financial Ltd	10	294
Shufersal Ltd.	8	88
Strauss Group Ltd	2	49
Tel Aviv Stock Exchange Ltd., The	10	186
Teva Pharmaceutical Industries Ltd - ADR (b)	4	69
Teva Pharmaceutical Industries Ltd (b)	9	147
Tower Semiconductor Ltd. (b)	1	21
Tower Semiconductor Ltd. (b)	1	53
Veridis Environment Ltd. (b)	5	42
Y.H. Dimri Construction and Development Ltd.	—	18
		5,800
Singapore 1.2%
ASMPT Limited	21	154
ComfortDelGro Corporation Limited	80	90
DBS Group Holdings Ltd	24	855
Golden Agri-Resources Ltd.	640	126
Hafnia Limited	13	66
Jardine Cycle & Carriage Limited	15	295
Keppel Infrastructure Trust	122	38
Keppel Ltd.	123	722
NetLink NBN Trust	46	32
Olam Group Limited	73	55
Oversea-Chinese Banking Corporation Limited	33	429
SATS Ltd.	41	98
Seatrium Limited	280	444
Sheng Siong Group Ltd.	30	44
Singapore Airlines Limited (a)	70	385
Singapore Exchange Limited	35	412
Singapore Technologies Engineering Ltd	30	186
Singapore Telecommunications Limited	16	49
United Overseas Bank Limited	23	645
UOL Group Limited	10	48
Venture Corporation Limited	25	227
Wilmar International Limited	108	243
		5,643
Belgium 1.0%
Ackermans	3	781
Ageas SA/NV	7	462
Anheuser-Busch InBev	19	1,300
argenx SE (b)	—	79
Azelis Group (a)	7	115
CMB.TECH (a)	1	13
Colruyt Group	3	118
D'Ieteren Group	—	51
KBC Groep	9	969
Lotus Bakeries	—	270
Solvay (a)	6	221
UCB	3	526
Umicore	5	73
		4,978
Norway 0.8%
Aker ASA	—	24
Aker BP ASA	10	243
Atea ASA	7	108
Bluenord ASA (b)	1	70
Borregaard ASA	4	83
Bw Lpg Limited	5	64
Crayon Group Holding ASA (b) (e)	7	95
DNB Bank ASA	8	230
DOF Group ASA	8	68
Elkem ASA (d)	42	100
Entra ASA (b) (d)	1	14
Equinor ASA	22	546
Flex Lng Ltd.	1	20
Frontline PLC	4	62
Gjensidige Forsikring ASA	1	35
Golden Ocean Group Limited	2	13
Hoegh Autoliners ASA	11	97
Kongsberg Gruppen ASA	4	159
Leroy Seafood Group ASA	5	26
Mowi ASA	3	63
Nordic Semiconductor ASA (b)	4	51
Norsk Hydro ASA	23	131
Odfjell Drilling Ltd.	10	63
Orkla ASA	3	33
Protector Forsikring ASA	2	71
SalMar ASA	—	11
Scatec ASA (b) (d)	12	114
Sparebank 1 Ostlandet	2	45
Sparebank 1 Sor-Norge ASA	8	148
Storebrand ASA	15	214
Telenor ASA	7	113
TGS-NOPEC Geophysical Company	8	69
TOMRA Systems ASA	3	47
Var Energi ASA	7	24
Veidekke ASA	11	181
Vend Marketplaces ASA - Class B	3	113
Wallenius Wilhelmsen ASA	6	48
Yara International ASA	2	78
		3,674
United States of America 0.6%
Ashtead Group Public Limited Company	11	720
Bausch Health Companies Inc. (b)	7	43
Flutter Entertainment Public Limited Company (b)	—	31
International Paper Company	17	806
James Hardie Industries Public Limited Company - CHESS	7	202
Reliance Worldwide Corporation Limited	88	238
Samsonite Group S.A. (d)	73	136
Universal Music Group N.V.	13	418
Waste Connections, Inc.	2	430
		3,024

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Austria 0.6%
Andritz AG	4	261
BAWAG Group AG (d)	5	584
Erste Group Bank AG	6	531
OMV Aktiengesellschaft	8	449
Raiffeisen Bank International AG	1	35
Strabag SE	1	86
Telekom Austria Aktiengesellschaft	7	75
Verbund AG	1	96
voestalpine AG	15	413
Wienerberger AG	6	213
		2,743
Ireland 0.5%
AIB Group Public Limited Company	149	1,231
Bank of Ireland Group Public Limited Company	50	716
Kerry Group Public Limited Company - Class A	2	190
Kingspan Group Public Limited Company	4	359
		2,496
New Zealand 0.3%
Air New Zealand Limited	113	40
Auckland International Airport Limited	15	71
Chorus Limited	20	102
Contact Energy Limited	12	67
Fisher & Paykel Healthcare Corporation Limited	5	99
Fletcher Building Limited (b)	55	96
Freightways Group Limited	15	103
Genesis Energy Limited	24	33
Infratil Limited	9	56
Mainfreight Limited	3	137
Mercury NZ Limited	10	37
Meridian Energy Limited	14	52
Port of Tauranga Limited (a)	2	10
Ryman Healthcare Limited (b)	14	19
Summerset Group Holdings Limited	14	95
The a2 Milk Company Limited (a)	10	53
Xero Limited (b) (f)	—	23
Xero Limited (b)	3	339
		1,432
Portugal 0.3%
Banco Comercial Portugues S.A.	607	473
EDP Renovaveis, S.A.	6	71
EDP, S.A.	46	199
Galp Energia, SGPS, S.A. - Class B	22	412
Jeronimo Martins, SGPS, S.A.	5	118
		1,273
Zambia 0.2%
First Quantum Minerals Ltd (b)	60	1,066
Cote D'Ivoire 0.2%
Endeavour Mining Corporation	34	1,042
Luxembourg 0.1%
Tenaris S.A.	23	431
Macau 0.1%
Galaxy Entertainment Group Limited	49	219
MGM China Holdings Limited	15	24
Sands China Ltd.	21	44
SJM Holdings Limited (b)	99	32
Wynn Macau, Limited (a)	83	57
		376
Poland 0.1%
InPost S.A. (b)	18	300
Nigeria 0.0%
Airtel Africa PLC	59	147
South Africa 0.0%
Valterra Platinum	3	134
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	34
Greece 0.0%
Okeanis ECO Tankers Corp.	1	20
China 0.0%
Cowell E Holdings Inc. (a) (b)	5	17
Total Common Stocks (cost $387,180)		475,759
PREFERRED STOCKS 1.0%
Germany 0.5%
Bayerische Motoren Werke Aktiengesellschaft	1	101
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	2	75
Henkel AG & Co. KGaA (g)	14	1,070
Jungheinrich Aktiengesellschaft	9	408
Volkswagen Aktiengesellschaft (g)	10	1,078
		2,732
Switzerland 0.5%
Roche Holding AG	7	2,293
Italy 0.0%
Telecom Italia S.p.A.	25	14
Total Preferred Stocks (cost $5,317)		5,039
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (f)	—	1
Canada 0.0%
Constellation Software Inc. (b) (c)	—	—
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.20% (h) (i)	5,502	5,502
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (h) (i)	2,294	2,294
Total Short Term Investments (cost $7,796)		7,796
Total Investments 100.7% (cost $400,293)		488,595
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (0.7)%		(3,392)
Total Net Assets 100.0%		485,215

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $366 and 0.1% of the Fund.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,166	95,503	92,167	85	—	—	5,502	1.1
JNL Government Money Market Fund, 4.30% - Class SL	3,131	23,677	24,514	87	—	—	2,294	0.5
	5,297	119,180	116,681	172	—	—	7,796	1.6

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	907	1,474	0.3
Adyen N.V.	11/24/21	174	169	—
Amadeus IT Holding, S.A.	07/17/20	454	619	0.1
BAWAG Group AG	05/29/20	302	584	0.1
Bravida Holding AB	01/13/25	201	219	0.1
Budweiser Brewing Company APAC Limited	04/03/24	84	63	—
Cellnex Telecom, S.A.	06/25/19	163	152	—
Dometic Group AB (publ)	09/07/21	416	252	0.1
Elkem ASA	04/11/23	99	100	—
Emera Incorporated	01/05/21	188	202	0.1
Entra ASA	01/10/24	11	14	—
EQT AB	06/13/25	21	25	—
ESR Group Limited	02/17/23	118	128	—
Euronext N.V.	11/18/20	497	826	0.2
Evolution AB (publ)	05/06/22	154	125	—
Hapag-Lloyd Aktiengesellschaft	10/25/21	116	69	—
Just Eat Takeaway.Com N.V.	12/06/23	259	375	0.1
Knorr - Bremse Aktiengesellschaft	10/17/23	380	628	0.1
Koninklijke Philips N.V.	08/06/21	72	49	—
Orsted A/S	12/23/20	175	97	—
Pirelli & C. S.p.A.	07/23/24	37	41	—
Poste Italiane - Societa' Per Azioni	08/23/22	103	197	0.1
Samsonite Group S.A.	08/25/23	237	136	—
Scatec ASA	05/12/22	98	114	—
Siemens Healthineers AG	03/04/21	214	208	0.1
Thule Group AB	05/10/23	60	68	—
VAT Group AG	10/18/23	60	68	—
Ventia Services Group Limited	02/06/25	212	286	0.1
WH Group Limited	03/02/21	291	386	0.1
		6,103	7,674	1.6

JNL/DFA International Core Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	September 2025	1,553	12	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	60,900	414,859	—	475,759
Preferred Stocks	—	5,039	—	5,039
Warrants	—	1	—	1
Short Term Investments	7,796	—	—	7,796
	68,696	419,899	—	488,595
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 26.2%
8X8, Inc. (a)	8	17
A10 Networks, Inc.	5	95
Accenture Public Limited Company - Class A	12	3,509
ACI Worldwide, Inc. (a)	6	274
Adeia Inc.	9	121
Adobe Inc. (a)	7	2,806
Advanced Energy Industries, Inc.	2	263
Advanced Micro Devices, Inc. (a)	18	2,555
Akamai Technologies, Inc. (a)	6	451
Alarm.Com Holdings, Inc. (a)	2	130
Allegro Microsystems Inc. (a)	4	139
Alpha and Omega Semiconductor Limited (a)	2	64
Amdocs Limited	5	453
Amkor Technology, Inc.	10	215
Amphenol Corporation - Class A	22	2,203
Amtech Systems, Inc. (a)	1	4
Analog Devices, Inc.	6	1,536
ANSYS, Inc. (a)	2	659
AppFolio, Inc. - Class A (a)	—	115
Apple Inc.	292	59,988
Applied Materials, Inc.	12	2,148
Applied Optoelectronics, Inc. (a) (b)	1	26
AppLovin Corporation - Class A (a)	8	2,792
Arista Networks, Inc. (a)	12	1,194
Arrow Electronics, Inc. (a)	3	403
ASGN Incorporated (a)	2	101
Astera Labs, Inc. (a)	—	19
Atlassian Corporation - Class A (a)	1	196
Aurora Innovations Inc. - Class A (a)	15	77
Autodesk, Inc. (a)	4	1,168
AvePoint, Inc. - Class A (a)	3	55
Aviat Networks, Inc. (a)	1	27
Avnet, Inc.	6	328
Axcelis Technologies, Inc. (a)	2	107
Badger Meter, Inc.	1	278
Bel Fuse Inc. - Class B	1	105
Belden Inc.	2	274
Benchmark Electronics, Inc.	3	112
Bentley Systems, Incorporated - Class B	8	422
Bill Holdings, Inc. (a)	4	169
Blackbaud, Inc. (a)	2	125
Blackline, Inc. (a)	2	95
Box, Inc. - Class A (a)	5	170
Broadcom Inc.	58	16,078
C3.ai, Inc. - Class A (a)	3	71
Cadence Design Systems, Inc. (a)	3	869
Calix, Inc. (a)	2	101
CCC Intelligent Solutions Holdings Inc. (a)	9	81
CDW Corp.	3	593
Cerence Inc. (a)	2	25
CEVA Inc. (a)	1	17
Ciena Corporation (a)	8	610
Cirrus Logic, Inc. (a)	3	261
Cisco Systems, Inc.	71	4,915
Clear Secure, Inc. - Class A	2	57
Clearfield, Inc. (a)	1	26
Cloudflare, Inc. - Class A (a)	3	497
Cognex Corporation	4	139
Cognizant Technology Solutions Corporation - Class A	14	1,105
Coherent Corp. (a)	7	639
Cohu, Inc. (a)	2	35
CommVault Systems, Inc. (a)	1	139
Comtech Telecommunications Corp. (a)	1	3
Consensus Cloud Solutions, Inc. (a)	1	33
Corning Incorporated	25	1,289
Corsair Gaming, Inc. (a)	3	29
Crane Nxt, Co.	3	156
Credo Technology Group Holding Ltd (a)	2	227
CrowdStrike Holdings, Inc. - Class A (a)	1	670
CTS Corporation	2	86
Daily Journal Corporation (a)	—	34
Daktronics, Inc. (a)	5	74
Datadog, Inc. - Class A (a)	2	316
Dell Technologies Inc. - Class C	4	509
Digi International Inc. (a)	3	103
Digital Turbine USA, Inc. (a)	5	31
DigitalOcean Holdings, Inc. (a)	3	88
Diodes Incorporated (a)	2	115
DocuSign, Inc. (a)	5	353
Dolby Laboratories, Inc. - Class A	2	163
Dropbox, Inc. - Class A (a)	9	265
DXC Technology Company (a)	14	207
Dynatrace, Inc. (a)	6	317
E2open Parent Holdings, Inc. - Class A (a)	20	66
Enphase Energy, Inc. (a)	3	112
Entegris, Inc.	5	376
EPAM Systems, Inc. (a)	1	235
ePlus inc. (a)	2	121
F5, Inc. (a)	3	793
Fabrinet (a)	2	540
Fair Isaac Corporation (a)	1	967
FARO Technologies, Inc. (a)	1	49
Fastly, Inc. - Class A (a)	7	51
First Solar, Inc. (a)	4	593
Flex Ltd. (a)	19	973
Formfactor, Inc. (a)	2	78
Fortinet, Inc. (a)	14	1,432
Frequency Electronics, Inc.	1	23
Freshworks, Inc. - Class A (a)	6	84
Gartner, Inc. (a)	2	843
Gen Digital Inc.	25	724
Globalfoundries Inc. (a)	4	136
Globant S.A. (a)	1	98
GoDaddy Inc. - Class A (a)	3	601
Grid Dynamics Holdings, Inc. - Class A (a)	4	51
GSI Technology, Inc. (a)	1	3
Guidewire Software, Inc. (a)	2	488
Hackett Group, Inc., The	2	48
Harmonic, Inc. (a)	7	67
Hewlett Packard Enterprise Company	44	901
HP, Inc.	19	471
HubSpot, Inc. (a)	1	287
I3 Verticals, Inc. - Class A (a)	2	46
Ichor Holdings, Ltd. (a)	2	48
Informatica Inc. - Class A (a)	5	113
Information Services Group, Inc.	4	18
Insight Enterprises, Inc. (a)	1	182
Intapp US, Inc. (a)	1	46
Intel Corporation	71	1,594
InterDigital, Inc.	1	316
International Business Machines Corporation	20	5,750
Intuit Inc.	3	2,531
IPG Photonics Corporation (a)	2	127
Itron, Inc. (a)	3	340
Jabil Inc.	6	1,258
JAMF Holding Corp. (a)	2	21
JFROG Ltd (a)	4	166
Juniper Networks, Inc.	21	844
Key Tronic Corporation (a)	—	1
Keysight Technologies, Inc. (a)	5	810
KLA Corporation	3	2,489
Klaviyo, Inc. - Series A (a)	1	17
Knowles Corporation (a)	6	110
Kulicke and Soffa Industries, Inc.	3	88
KVH Industries, Inc. (a)	2	8
Kyndryl Holdings, Inc. (a)	16	658
Lam Research Corporation	22	2,140
Lattice Semiconductor Corporation (a)	1	44
Littelfuse, Inc.	1	212
LiveRamp Holdings, Inc. (a)	2	64
Lumentum Holdings Inc. (a)	2	225
MACOM Technology Solutions Holdings, Inc. (a)	3	370
Magnachip Semiconductor Corporation (a)	4	16
Manhattan Associates, Inc. (a)	1	230
Marvell Technology, Inc.	11	827

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
MaxLinear, Inc. (a)	4	60
MeridianLink, Inc. (a)	2	28
Methode Electronics, Inc.	2	19
Microchip Technology Incorporated	14	965
Micron Technology, Inc.	17	2,134
Microsoft Corporation	126	62,853
Mirion Technologies (US), Inc. - Class A (a)	9	201
Mitek Systems, Inc. (a)	1	9
MKS Inc.	2	234
MongoDB, Inc. - Class A (a)	2	365
Monolithic Power Systems, Inc.	1	551
Motorola Solutions, Inc.	4	1,487
N-Able, Inc. (a)	6	46
Napco Security Technologies, Inc.	2	58
nCino OpCo, Inc. (a)	2	63
NCR Voyix Corporation (a)	6	75
NetApp, Inc.	6	604
NETGEAR, Inc. (a)	2	64
NetScout Systems, Inc. (a)	5	134
Nlight, Inc. (a)	2	40
Novanta Inc. (a)	1	154
Nutanix, Inc. - Class A (a)	3	267
NVE Corporation	—	34
NVIDIA Corporation	476	75,149
NXP Semiconductors N.V.	9	1,878
Okta, Inc. - Class A (a)	4	395
Olo Inc. - Class A (a)	9	78
ON Semiconductor Corporation (a)	14	736
ON24, Inc. (a)	6	34
OneSpan Inc.	3	56
Onto Innovation Inc. (a)	2	186
Oracle Corporation	35	7,732
OSI Systems, Inc. (a)	1	195
Palantir Technologies Inc. - Class A (a)	13	1,783
Palo Alto Networks, Inc. (a)	7	1,489
PAR Technology Corporation (a)	2	149
PC Connection, Inc.	2	143
PDF Solutions, Inc. (a)	2	51
Pegasystems Inc.	4	218
Penguin Solutions, Inc. (a)	3	65
Photronics, Inc. (a)	3	60
Plexus Corp. (a)	1	198
Power Integrations, Inc.	2	106
Procore Technologies, Inc. (a)	1	64
Progress Software Corporation	2	155
PTC Inc. (a)	3	432
Pure Storage, Inc. - Class A (a)	5	279
Q2 Holdings, Inc. (a)	2	197
Qorvo, Inc. (a)	4	322
Qualcomm Incorporated	19	3,040
Qualys, Inc. (a)	1	189
Rambus Inc. (a)	3	209
Ribbon Communications Inc. (a)	7	28
Richardson Electronics, Ltd.	1	6
Rimini Street, Inc. (a)	1	5
RingCentral, Inc. - Class A (a)	4	105
Rogers Corporation (a)	1	65
Roper Technologies, Inc.	1	774
Salesforce, Inc.	12	3,400
Samsara Inc. - Class A (a)	3	102
SanDisk LLC (a)	4	161
Sanmina Corporation (a)	3	313
Sapiens International Corporation N.V.	3	81
ScanSource, Inc. (a)	2	88
Seagate Technology Holdings Public Limited Company	5	672
Semrush Holdings, Inc. - Class A (a)	2	21
SentinelOne, Inc. - Class A (a)	5	86
ServiceNow, Inc. (a)	2	1,882
Silicon Laboratories Inc. (a)	2	231
Sitime Corporation (a)	1	180
Skyworks Solutions, Inc.	5	364
Snowflake Inc. - Class A (a)	1	333
SolarEdge Technologies Ltd. (a) (b)	1	21
SPS Commerce, Inc. (a)	—	53
Synaptics Incorporated (a)	1	96
Synchronoss Technologies, Inc. (a)	—	3
Synopsys, Inc. (a)	2	795
TD SYNNEX Corporation	4	584
TE Connectivity Public Limited Company	7	1,223
Teledyne Technologies Incorporated (a)	1	687
Telos Corporation (a)	5	17
Teradata Corporation (a)	3	69
Teradyne, Inc.	4	373
TeraWulf Inc. (a) (b)	12	53
Texas Instruments Incorporated	15	3,070
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	7	553
TTM Technologies, Inc. (a)	7	304
Twilio Inc. - Class A (a)	5	602
Tyler Technologies, Inc. (a)	1	499
Uipath, Inc. - Class A (a)	10	127
Ultra Clean Holdings, Inc. (a)	3	67
Unisys Corporation (a)	4	18
Unity Software Inc. (a)	7	166
Universal Display Corporation	1	208
Veeco Instruments Inc. (a)	3	62
Verint Systems Inc. (a)	3	66
VeriSign, Inc.	2	614
Vertex, Inc. - Class A (a)	2	69
Viavi Solutions Inc. (a)	12	125
Vishay Intertechnology, Inc.	5	81
Vishay Precision Group, Inc. (a)	1	20
Vontier Corporation	10	363
Western Digital Corporation	11	680
Workday, Inc. - Class A (a)	2	398
Xerox Holdings Corporation (b)	13	67
Yext, Inc. (a)	10	82
Zebra Technologies Corporation - Class A (a)	2	484
Zeta Global Holdings Corp. - Class A (a)	4	69
Zoom Communications, Inc. - Class A (a)	7	532
Zscaler, Inc. (a)	1	403
		338,867
Financials 16.8%
1st Security Bank of Washington	1	20
1st Source Corporation	2	134
Acacia Research Corporation (a)	2	6
ACNB Corporation	1	36
Affiliated Managers Group, Inc.	2	392
Affirm Holdings, Inc. - Class A (a)	6	424
AFLAC Incorporated	11	1,203
Allstate Corporation, The	7	1,384
Ally Financial Inc.	15	593
Amalgamated Financial Corp.	2	69
Ambac Financial Group, Inc. (a)	2	17
Amerant Bancorp Inc. - Class A	2	30
American Coastal Insurance Corporation	1	16
American Express Company	12	3,746
American Financial Group, Inc.	5	623
American International Group, Inc.	19	1,615
Ameriprise Financial, Inc.	4	2,082
Ameris Bancorp	5	307
Amerisafe, Inc.	1	61
AON Public Limited Company - Class A	4	1,364
Apollo Global Management, Inc.	6	899
Arch Capital Group Ltd.	12	1,087
Ares Management Corporation - Class A	2	354
Arrow Financial Corporation	2	56
Arthur J. Gallagher & Co.	3	1,037
Artisan Partners Asset Management Inc. - Class A	4	164
Associated Banc-Corp	11	267
Assurant, Inc.	3	592
Assured Guaranty Ltd.	3	293
Atlantic Union Bank	10	325
Atlanticus Holdings Corporation (a)	1	54
Avidxchange Holdings, Inc. (a)	8	83
AXIS Capital Holdings Limited	4	428
Axos Financial, Inc. (a)	4	301
B. Riley & Co., LLC (a) (b)	2	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Baldwin Insurance Group, Inc., The - Class A (a)	1	50
Banc of California, Inc.	2	25
BancFirst Corporation	2	263
Bancorp, Inc., The (a)	4	210
Bank of America Corporation	123	5,807
Bank of Hawaii Corporation	3	183
Bank of Marin Bancorp	2	39
Bank of N.T. Butterfield & Son Limited, The	3	146
Bank of New York Mellon Corporation, The	18	1,664
Bank OZK	8	359
BankFinancial Corporation	2	25
BankUnited, Inc.	5	187
Banner Corporation	3	181
Bar Harbor Bankshares	1	39
Baycom Corp	1	25
BCB Bancorp, Inc.	1	11
Berkshire Hathaway Inc. - Class B (a)	31	14,919
Berkshire Hills Bancorp, Inc.	4	93
BGC Group, Inc. - Class A	20	203
BlackRock, Inc.	2	1,968
Blackstone Inc. - Class A	7	986
Block, Inc. - Class A (a)	7	470
Blue Foundry Bancorp (a)	2	15
BOK Financial Corporation	4	431
Bread Financial Payments, Inc.	3	198
Bridgewater Bancshares, Inc. (a) (c)	1	17
Brighthouse Financial, Inc. (a)	5	244
Brightsphere Investment Group Inc.	2	76
Brookline Bancorp, Inc.	8	88
Brown & Brown, Inc.	8	907
Burke & Herbert Financial Services Corp.	—	25
Business First Bancshares, Inc.	1	35
Byline Bancorp, Inc.	3	92
C&F Financial Corporation	—	2
Cadence Bank	12	378
Camden National Corporation	2	66
Cantaloupe, Inc. (a)	2	27
Capital Bancorp, Inc.	—	14
Capital City Bank Group, Inc.	1	39
Capital One Financial Corporation	15	3,149
Capitol Federal Financial	13	82
Carter Bankshares, Inc. (a)	2	42
Cass Information Systems, Inc.	1	54
Cathay General Bancorp	5	239
CBOE Global Markets, Inc.	3	655
Central Pacific Financial Corp.	3	81
Charles Schwab Corporation, The	28	2,588
Chubb Limited	7	1,963
Cincinnati Financial Corporation	5	693
Citigroup Inc.	34	2,857
Citizens & Northern Corporation	1	14
Citizens Financial Group, Inc.	13	585
Citizens, Inc. - Class A (a) (b)	4	13
City Holding Company	1	121
Civista Bancshares, Inc.	2	51
CME Group Inc. - Class A	5	1,287
CNB Financial Corporation	1	31
CNO Financial Group, Inc.	1	56
Coastal Financial Corporation (a)	—	24
Cohen & Steers, Inc.	3	211
Coinbase Global, Inc. - Class A (a)	3	1,150
Columbia Banking System, Inc.	5	124
Columbia Financial, Inc. (a)	6	81
Comerica Incorporated	7	419
Commerce Bancshares, Inc.	8	495
Community Financial System, Inc.	4	208
Community Trust Bancorp, Inc.	2	94
Community West Bancshares	—	4
ConnectOne Bancorp, Inc.	5	104
Consumer Portfolio Services, Inc. (a)	2	21
Corebridge Financial, Inc.	28	985
Corpay Inc (a)	3	966
Crawford & Company - Class A	2	19
Crawford & Company - Class B	1	15
Credit Acceptance Corporation (a)	1	286
Cullen/Frost Bankers, Inc.	3	432
Customers Bancorp, Inc. (a)	2	137
CVB Financial Corp.	9	183
Diamond Hill Investment Group, Inc. - Class A	—	60
Dime Community Bancshares, Inc.	3	84
Donegal Group Inc. - Class A	2	32
Donnelley Financial Solutions, Inc. (a)	2	93
Eagle Bancorp, Inc.	3	50
East West Bancorp, Inc.	8	800
Eastern Bankshares, Inc.	3	51
eHealth, Inc. (a)	2	7
Employers Holdings, Inc.	2	105
Enact Holdings, Inc.	1	26
Encore Capital Group, Inc. (a)	2	64
Enova International, Inc. (a)	2	216
Enstar Group Limited (a)	1	426
Enterprise Bancorp, Inc.	1	28
Enterprise Financial Services Corp.	3	162
Equitable Holdings, Inc.	11	604
Equity Bancshares, Inc. - Class A	1	43
Erie Indemnity Company - Class A	1	234
Esquire Financial Holdings, Inc.	—	28
ESSA Bancorp, Inc.	1	19
Essent Group Ltd.	7	423
Euronet Worldwide, Inc. (a)	2	224
Evercore Inc. - Class A	2	501
Everest Group, Ltd.	2	511
EVERTEC, Inc.	1	42
EZCORP, Inc. - Class A (a)	6	77
F&G Annuities & Life, Inc.	2	50
F.N.B. Corporation	25	369
FactSet Research Systems Inc.	1	453
Farmers National Banc Corp.	1	11
FB Financial Corporation	4	168
Federal Agricultural Mortgage Corporation - Class C	1	153
Federated Hermes, Inc. - Class B	5	215
Fidelity National Financial, Inc. - Class A	13	702
Fidelity National Information Services, Inc.	15	1,208
Fifth Third Bancorp	21	874
Financial Institutions, Inc.	2	49
First American Financial Corporation	7	435
First Bancorp	3	136
First Bancorp, Inc., The	1	29
First Bancorp.	13	264
First Bank of New Jersey	1	18
First Busey Corporation	5	122
First Business Financial Services, Inc.	1	47
First Citizens BancShares, Inc. - Class A	—	794
First Commonwealth Financial Corporation	6	101
First Community Bancshares, Inc.	2	68
First Financial Bancorp.	7	173
First Financial Bankshares, Inc.	6	234
First Financial Corporation	1	52
First Foundation Inc. (a)	4	21
First Hawaiian, Inc.	9	212
First Horizon Corporation	25	527
First Internet Bancorp	1	23
First Interstate BancSystem, Inc. - Class A	7	195
First Merchants Corporation	4	161
First Mid Bancshares, Inc.	2	62
First Western Financial, Inc. (a)	1	12
FirstCash, Inc.	3	430
Fiserv, Inc. (a)	10	1,723
Flushing Financial Corporation	3	42
Flywire Corporation (a)	—	5
Franklin Resources, Inc.	17	400
Fulton Financial Corporation	13	238
FVCBankcorp, Inc. (a)	2	19
Genworth Financial, Inc. - Class A (a)	30	233
German American Bancorp, Inc.	3	105
Glacier Bancorp, Inc.	6	273
Global Payments Inc.	7	537
Globe Life Inc.	6	690
Goldman Sachs Group, Inc., The	6	3,917
Goosehead Insurance, Inc. - Class A	1	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Great Southern Bancorp, Inc.	2	107
Green Dot Corporation - Class A (a)	3	38
Greenlight Capital Re, Ltd. - Class A (a)	3	46
Guaranty Bancshares, Inc.	—	18
Hamilton Lane Incorporated - Class A	1	209
Hancock Whitney Corporation	6	325
Hanmi Financial Corporation	3	66
Hanover Insurance Group Inc, The	3	428
HarborOne Bancorp, Inc.	6	74
Hartford Insurance Group, Inc., The	14	1,744
HBT Financial, Inc.	1	17
HCI Group, Inc.	1	146
Hennessy Advisors, Inc. (b)	—	5
Heritage Commerce Corp	5	45
Heritage Financial Corporation	3	81
Heritage Insurance Holdings, Inc. (a)	3	66
Hilltop Holdings Inc.	5	147
Hingham Institution For Savings, The	—	53
Home BancShares, Inc.	11	326
HomeStreet, Inc. (a)	3	37
Hometrust Bancshares, Inc.	1	54
Hope Bancorp, Inc.	10	112
Horace Mann Educators Corporation	3	136
Horizon Bancorp, Inc.	5	70
Houlihan Lokey, Inc. - Class A	3	482
Huntington Bancshares Incorporated	44	742
Independence Holdings, LLC	8	434
Independent Bank Corp.	3	169
Independent Bank Corporation	2	68
Interactive Brokers Group, Inc. - Class A	4	238
Intercontinental Exchange, Inc.	8	1,421
International Bancshares Corporation	4	299
International Money Express Inc. (a)	3	29
Invesco Ltd.	23	361
Investors Title Company	—	21
Jack Henry & Associates, Inc.	3	522
James River Group, Inc.	2	9
Janus Henderson Group PLC	10	389
Jefferies Financial Group Inc.	11	584
JPMorgan Chase & Co.	66	19,039
Kearny Financial Corp	5	30
Kestrel Group Ltd (a)	—	12
KeyCorp	30	515
Kinsale Capital Group, Inc.	1	570
KKR & Co. Inc. - Class A	8	1,099
Lakeland Financial Corporation	2	108
Lazard, Inc.	4	173
LendingClub Corporation (a)	9	109
LendingTree, Inc. (a)	—	16
Lincoln National Corporation	7	244
Live Oak Bancshares, Inc.	3	81
Loews Corporation	7	639
LPL Financial Holdings Inc.	3	1,135
M&T Bank Corporation	5	912
Markel Group Inc. (a)	—	811
MarketAxess Holdings Inc.	1	247
Marqeta, Inc. - Class A (a)	7	38
Marsh & Mclennan Companies, Inc.	9	2,011
MasterCard Incorporated - Class A	17	9,601
Mercantile Bank Corporation	2	76
Merchants Bancorp, Inc.	2	77
Mercury General Corporation	4	279
MetLife, Inc.	19	1,520
Metrocity Bankshares, Inc.	1	25
Metropolitan Bank Holding Corp. (a)	1	68
MGIC Investment Corporation	15	430
Mid Penn Bancorp, Inc.	1	16
Midland States Bancorp, Inc.	2	27
MidWestOne Financial Group, Inc.	1	22
Moody's Corporation	3	1,461
Morgan Stanley	29	4,022
Morningstar, Inc.	2	669
Mr. Cooper Group Inc. (a)	4	671
MSCI Inc. - Class A	2	969
MVB Financial Corp.	1	13
Nasdaq, Inc.	15	1,323
National Bank Holdings Corporation - Class A	3	115
National Bankshares, Inc.	—	2
Navient Corporation	9	122
NBT Bancorp Inc.	4	147
NCR Atleos Corporation (a)	5	143
Nelnet, Inc. - Class A	2	237
NI Holdings Inc. (a)	1	12
Nicolet Bankshares, Inc.	1	156
NMI Holdings, Inc. - Class A (a)	6	244
Northeast Bank	—	44
Northern Trust Corporation	6	786
Northfield Bancorp Inc.	5	61
Northrim Bancorp, Inc.	—	37
Northwest Bancshares, Inc.	9	118
Norwood Financial Corp.	—	8
OceanFirst Financial Corp.	5	85
OFG Bancorp	3	145
Old National Bancorp	22	474
Old Republic International Corporation	13	493
Old Second Bancorp, Inc.	1	13
Onity Group Inc. (a)	—	9
Open Lending Corporation - Class A (a)	3	6
Oppenheimer Holdings Inc. - Class A	1	72
Origin Bancorp, Inc.	1	29
Orrstown Financial Services, Inc.	1	30
P.C.B. Bancorp, Inc.	1	11
Pacific Premier Bancorp, Inc.	7	151
Palomar Holdings, Inc. (a)	1	124
Park National Corporation	1	199
Parke Bancorp, Inc.	1	14
Pathward Financial, Inc.	2	123
Paymentus Holdings, Inc. - Class A (a)	1	30
Payoneer Global Inc. (a)	22	150
PayPal Holdings, Inc. (a)	18	1,360
Paysafe Limited (a)	5	58
Peapack-Gladstone Financial Corporation	1	36
Penns Woods Bancorp, Inc.	—	10
PennyMac Financial Services, Inc.	1	104
Peoples Bancorp Inc.	2	64
Peoples Financial Services Corp.	—	11
Pinnacle Financial Partners, Inc.	4	450
Pioneer Bancorp, Inc. (a)	1	14
Piper Sandler Companies	1	264
PJT Partners Inc. - Class A	1	114
Popular, Inc.	4	488
PRA Group, Inc. (a)	4	52
Preferred Bank	1	106
Primerica, Inc.	2	642
Primis Financial Corp.	3	34
Principal Financial Group, Inc.	6	513
ProAssurance Corporation (a)	4	102
PROG Holdings, Inc.	3	79
Prosperity Bancshares, Inc.	6	441
Provident Bancorp Inc. (a)	1	15
Provident Financial Holdings, Inc.	—	6
Provident Financial Services, Inc.	11	185
Prudential Financial, Inc.	10	1,128
QCR Holdings, Inc.	1	66
Radian Group Inc.	10	356
Raymond James Financial, Inc.	6	940
Red River Bancshares, Inc.	—	11
Regional Management Corp.	2	52
Regions Financial Corporation	27	637
Reinsurance Group of America, Incorporated	3	672
Remitly Global, Inc. (a)	4	69
RenaissanceRe Holdings Ltd	3	621
Renasant Corporation	5	179
Repay Holdings Corporation - Class A (a)	2	9
Republic Bancorp, Inc. - Class A	2	111
RLI Corp.	5	363
Robinhood Markets, Inc. - Class A (a)	20	1,876
Root LLC - Class A (a)	—	19
S & T Bancorp, Inc.	3	129
S&P Global Inc.	4	2,113

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Safety Insurance Group, Inc.	1	91
Seacoast Banking Corporation of Florida	4	104
SEI Investments Company	7	603
Selective Insurance Group, Inc.	4	306
ServisFirst Bancshares, Inc.	3	229
Shift4 Payments, LLC - Class A (a) (b)	2	186
Shore Bancshares, Inc.	1	23
Sierra BanCorp	1	43
Simmons First National Corporation - Class A	9	167
SiriusPoint Ltd. (a)	9	180
Skyward Specialty Insurance Group, Inc. (a)	3	150
SLM Corporation	14	453
Smartfinancial, Inc.	1	30
SoFi Technologies, Inc. (a)	19	337
South Plains Financial, Inc.	1	28
Southern First Bancshares, Inc. (a)	1	46
Southern Missouri Bancorp, Inc.	1	31
Southside Bancshares, Inc.	3	77
Southstate Corporation	7	628
State Street Corporation	9	919
Stellar Bancorp, Inc.	1	36
Stewart Information Services Corporation	2	144
Stifel Financial Corp.	5	558
Stock Yards Bancorp, Inc.	2	152
StoneX Group Inc. (a)	4	341
Synchrony Financial	15	1,003
Synovus Financial Corp.	10	502
T. Rowe Price Group, Inc.	7	658
Texas Capital Bancshares, Inc. (a)	3	263
TFS Financial Corporation	11	137
The Carlyle Group, Inc.	11	591
The PNC Financial Services Group, Inc.	7	1,352
The Progressive Corporation	10	2,626
The Western Union Company	20	172
Tiptree Inc.	3	70
Toast, Inc. - Class A (a)	7	316
Tompkins Financial Corporation	1	74
TowneBank	5	174
Tradeweb Markets Inc. - Class A	3	452
Travelers Companies, Inc., The	11	2,965
TriCo Bancshares	3	116
Triumph Financial, Inc. (a)	1	55
Truist Financial Corporation	24	1,022
Trupanion, Inc. (a)	1	55
Trustco Bank Corp N Y	2	63
Trustmark Corporation	4	162
U.S. Bancorp	28	1,255
UMB Financial Corporation	5	573
United Bankshares, Inc.	10	369
United Community Banks, Inc.	8	236
United Fire Group, Inc.	2	66
Unity Bancorp, Inc.	—	18
Universal Insurance Holdings, Inc.	3	93
Univest Financial Corporation	2	70
Unum Group	10	783
Valley National Bancorp	32	284
Velocity Financial Inc. (a)	1	17
Veritex Holdings, Inc.	4	98
Victory Capital Holdings, Inc. - Class A	3	167
Virtu Financial, Inc. - Class A	6	288
Virtus Investment Partners, Inc.	—	81
Visa Inc. - Class A	32	11,234
Voya Financial, Inc.	5	370
W. R. Berkley Corporation	11	797
WAFD, Inc.	6	175
Walker & Dunlop, Inc.	2	158
Washington Trust Bancorp, Inc.	2	58
Waterstone Financial, Inc.	3	45
Webster Financial Corporation	8	452
Wells Fargo & Company	79	6,360
WesBanco, Inc.	7	229
West Bancorporation, Inc.	2	35
Westamerica Bancorporation	2	99
Western Alliance Bancorporation	6	453
Westwood Holdings Group, Inc.	1	12
Wex, Inc. (a)	3	373
White Mountains Insurance Group Ltd	—	309
Willis Towers Watson Public Limited Company	3	1,054
Wintrust Financial Corporation	3	431
WisdomTree, Inc.	10	116
World Acceptance Corporation (a)	1	89
WSFS Financial Corporation	4	241
Zions Bancorporation, National Association	9	493
Zurich American Corporation	5	297
		217,685
Industrials 12.2%
3D Systems Corporation (a)	9	14
3M Company	11	1,632
A. O. Smith Corporation	7	454
AAON, Inc.	4	309
AAR Corp. (a)	2	143
ABM Industries Incorporated	4	195
ACCO Brands Corporation	8	29
Acuity Brands, Inc.	2	492
ACV Auctions Inc. - Class A (a)	6	100
Advanced Drainage Systems, Inc.	4	455
AECOM	5	614
AeroVironment, Inc. (a)	1	295
AGCO Corporation	5	470
Air Lease Corporation - Class A	7	421
Alamo Group Inc.	1	177
Alaska Air Group, Inc. (a)	8	388
Albany International Corp. - Class A	2	110
Alight, Inc. - Class A	12	69
Allegiant Travel Company (a)	1	31
Allegion Public Limited Company	5	687
Allison Systems, Inc.	7	619
Alta Equipment Group Inc. - Class A (b)	2	13
Amentum Holdings, Inc. (a)	2	44
Ameresco, Inc. - Class A (a)	1	17
American Airlines Group Inc. (a)	18	204
American Woodmark Corporation (a)	1	64
AMETEK, Inc.	7	1,195
API Group Corporation (a)	14	716
Apogee Enterprises, Inc.	2	89
Applied Industrial Technologies, Inc.	2	489
Arcbest Corporation	1	90
Arcosa, Inc.	4	305
Argan, Inc.	1	243
Armstrong World Industries, Inc.	3	448
Astec Industries, Inc.	2	70
Astronics Corporation (a)	2	74
Astronics Corporation - Class B (a)	1	49
ATI Inc. (a)	8	673
Atkore Inc.	2	142
ATMUS Filtration Technologies Inc.	1	24
Automatic Data Processing, Inc.	8	2,476
Avis Budget Group, Inc. (a) (b)	1	108
Axon Enterprise, Inc. (a)	1	953
AZZ Inc.	2	156
Barrett Business Services, Inc.	2	84
Blue Bird Global Corporation (a)	1	38
BlueLinx Holdings Inc. (a)	1	56
Boeing Company, The (a)	11	2,225
Boise Cascade Company	2	153
Booz Allen Hamilton Holding Corporation - Class A	3	347
Bowman Consulting Group Ltd. (a)	1	38
Brady Corporation - Class A	3	171
BrightView Holdings, Inc. (a)	7	114
Brink's Company, The	3	232
Broadridge Financial Solutions, Inc.	3	811
Builders FirstSource, Inc. (a)	7	779
BWXT Government Group, Inc.	4	636
C.H. Robinson Worldwide, Inc.	6	593
Caci International Inc. - Class A (a)	1	612
Cadeler A/S - ADR (a)	1	17
Cadre Holdings, Inc.	1	19
Carlisle Companies Incorporated	2	690
Carrier Global Corporation	10	724

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Casella Waste Systems, Inc. - Class A (a)	3	334
Caterpillar Inc.	10	3,926
CBIZ, Inc. (a)	3	242
CECO Environmental Corp. (a)	2	51
Chart Industries, Inc. (a)	1	109
Cimpress Public Limited Company (a)	1	66
Cintas Corporation	7	1,582
Civeo Corporation	1	15
Clarivate PLC (a)	24	103
Clean Harbors, Inc. (a)	4	853
CNH Industrial N.V.	62	799
Columbus McKinnon Corporation	2	28
Comfort Systems USA, Inc.	2	1,042
Commercial Vehicle Group, Inc. (a)	5	8
Concrete Pumping Holdings, Inc.	1	8
Conduent Incorporated (a)	15	38
Construction Partners, Inc. - Class A (a)	2	252
Copa Holdings, S.A. - Class A	3	279
Copart, Inc. (a)	14	709
Core & Main, Inc. - Class A (a)	8	497
Costamare Bulkers Holdings Ltd. (a)	2	14
Costamare Inc.	8	73
Covenant Logistics Group, Inc. - Class A	2	46
CRA International, Inc.	1	96
Crane Company	3	530
CSG Systems International, Inc.	2	141
CSW Industrials, Inc.	1	232
CSX Corporation	54	1,750
Cummins Inc.	4	1,366
Curtiss-Wright Corporation	2	876
Dayforce, Inc. (a)	4	245
Deere & Company	6	2,884
Delta Air Lines, Inc.	36	1,782
Deluxe Corporation	5	74
Distribution Solutions Group, Inc. (a)	1	27
DNOW Inc. (a)	9	128
Donaldson Company, Inc.	7	478
Douglas Dynamics, Inc.	2	63
Dover Corporation	4	720
Driven Brands Holdings Inc. (a)	2	42
Ducommun Incorporated (a)	1	107
Dun & Bradstreet Holdings, Inc.	13	117
DXP Enterprises, Inc. (a)	1	90
Dycom Industries, Inc. (a)	2	498
Eaton Corporation Public Limited Company	5	1,754
Elance, Inc. (a)	2	33
EMCOR Group, Inc.	2	879
Emerson Electric Co.	7	956
Energy Recovery, Inc. (a)	3	34
Enerpac Tool Group Corp. - Class A	4	152
EnerSys	2	214
Ennis, Inc.	2	45
Enpro Inc.	1	226
Enviri Corporation (a)	7	59
Equifax Inc.	3	736
ESAB Corporation	3	402
ESCO Technologies Inc.	1	278
Everus Construction Group, Inc. (a)	4	226
ExlService Holdings, Inc. (a)	7	328
Expeditors International of Washington, Inc. - Class A	6	665
Exponent, Inc.	2	164
Fastenal Company	27	1,123
Federal Signal Corporation	3	362
FedEx Corporation	8	1,780
Ferguson Enterprises Inc.	6	1,352
First Advantage Corporation (a)	5	75
Flowserve Corporation	7	385
Fluence Energy, Inc. - Class A (a) (b)	4	27
Fluor Corporation (a)	8	396
Forrester Research, Inc. (a)	2	17
Fortive Corporation	10	518
Fortune Brands Innovations, Inc.	7	382
Franklin Covey Co. (a)	1	25
Franklin Electric Co., Inc.	3	236
Frontier Group Holdings, Inc. (a) (b)	2	9
FTAI Aviation Ltd.	—	24
FTAI Infrastructure Inc.	4	27
FTI Consulting, Inc. (a)	2	246
FuelCell Energy, Inc. (a)	—	2
Gates Industrial Corporation PLC (a)	5	120
GATX Corporation	3	387
GE Vernova Inc.	3	1,490
Genco Shipping & Trading Limited	1	10
Gencor Industries, Inc. (a)	1	8
Generac Holdings Inc. (a)	2	251
General Dynamics Corporation	4	1,193
General Electric Company	12	3,049
Genpact Limited	10	423
Gibraltar Industries, Inc. (a)	2	89
Global Industrial Company	2	64
GMS Inc. (a)	2	205
Gorman- Rupp Company, The	2	74
Graco Inc.	7	637
Graham Corporation (a)	—	20
Granite Construction Incorporated	3	241
Great Lakes Dredge & Dock Corporation (a)	7	89
Greenbrier Companies, Inc., The	2	107
Griffon Corporation	3	181
GXO Logistics Inc. (a)	5	238
Hayward Holdings, Inc. (a)	3	43
Healthcare Services Group, Inc. (a)	5	76
Heartland Express, Inc.	5	42
HEICO Corporation	1	415
HEICO Corporation - Class A	2	491
Heidrick & Struggles International, Inc.	1	67
Helios Technologies, Inc.	2	72
Herc Holdings Inc.	3	392
Hertz Global Holdings, Inc. (a)	17	115
Hexcel Corporation	2	126
Hillenbrand, Inc.	3	68
Hillman Solutions Corp. - Class A (a)	11	79
HNI Corporation	3	147
Honeywell International Inc.	12	2,810
Howmet Aerospace Inc.	10	1,882
Hub Group, Inc. - Class A	4	140
Hubbell Incorporated	2	688
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	3	21
Huntington Ingalls Industries, Inc.	2	380
Hurco Companies, Inc. (a)	—	6
Huron Consulting Group Inc. (a)	1	153
Hyster-Yale, Inc. - Class A	1	29
IBEX Limited (a)	1	25
ICF International, Inc.	1	64
IDEX Corporation	2	382
IES Holdings, Inc. (a)	2	560
Illinois Tool Works Inc.	7	1,808
Ingersoll Rand Inc.	10	810
Insperity, Inc.	1	65
Insteel Industries, Inc.	1	39
Interface, Inc. - Class A	4	90
ITT Inc.	4	650
J.B. Hunt Transport Services, Inc.	6	847
Jacobs Solutions Inc.	4	570
Janus International Group, Inc. (a)	2	17
JBT Marel Corporation	—	34
JELD-WEN Holding, Inc. (a)	6	23
JetBlue Airways Corporation (a)	14	58
Johnson Controls International Public Limited Company	11	1,186
Kadant Inc.	1	217
KBR, Inc.	8	374
Kennametal Inc.	5	112
Kforce Inc.	1	43
Kirby Corporation (a)	4	412
Knight-Swift Transportation Holdings Inc. - Class A	8	363
Korn Ferry	4	270
Kratos Defense & Security Solutions, Inc. (a)	8	350
L. B. Foster Company (a)	1	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
L3Harris Technologies, Inc.	5	1,348
Landstar System, Inc.	2	219
Leidos Holdings, Inc.	5	740
Lennox International Inc.	1	570
Leonardo DRS, Inc.	1	39
Limbach Holdings, Inc. (a)	—	56
Lincoln Electric Holdings, Inc.	3	531
Lindsay Corporation	—	67
Liquidity Services, Inc. (a)	2	39
Lockheed Martin Corporation	6	2,678
LSI Industries Inc.	1	20
Luxfer Holdings PLC	2	19
Lyft, Inc. - Class A (a)	6	89
Manitowoc Company, Inc., The (a)	1	15
ManpowerGroup Inc.	2	89
Marten Transport, Ltd.	2	27
Masco Corporation	7	480
MasTec, Inc. (a)	4	688
Masterbrand, Inc. (a)	7	80
Matrix Service Company (a)	3	44
Matson Intermodal - Paragon, Inc.	2	261
Maximus, Inc.	3	219
Mayville Engineering Company, Inc. (a)	1	15
McGrath RentCorp	1	174
Mercury Systems, Inc. (a)	3	163
Middleby Corporation, The (a)	3	474
Miller Industries, Inc.	1	56
Millerknoll, Inc.	4	72
Mine Safety Appliances Company, LLC	2	332
Mistras Group, Inc. (a)	3	20
Monocle Acquisition Corporation (a)	2	14
Montrose Environmental Group, Inc. (a)	2	33
MOOG Inc. - Class A	2	298
MRC Global Inc. (a)	6	87
MSC Industrial Direct Co., Inc. - Class A	3	247
Mueller Industries, Inc.	6	463
Mueller Water Products, Inc. - Class A	9	205
MYR Group Inc. (a)	1	121
N L Industries, Inc.	1	6
National Presto Industries, Inc.	1	61
Newpark Resources, Inc. (a)	10	88
Nextracker LLC - Class A (a)	2	104
NN, Inc. (a)	3	6
Nordson Corporation	1	316
Norfolk Southern Corporation	5	1,334
Northrop Grumman Corporation	3	1,266
NV5 Global, Inc. (a)	4	87
Nvent Electric Public Limited Company	6	436
NWPX Infrastructure, Inc. (a)	1	41
Old Dominion Freight Line, Inc.	5	834
Omega Flex, Inc.	—	3
Openlane, Inc. (a)	8	191
Orion Group Holdings, Inc. (a)	2	14
Oshkosh Corporation	4	418
Otis Worldwide Corporation	9	864
Owens Corning	6	808
P.A.M. Transportation Services, Inc. (a)	1	15
PACCAR Inc	14	1,311
Pangaea Logistics Solutions Ltd.	3	16
Park Aerospace Technologies Corp.	2	32
Parker-Hannifin Corporation	2	1,160
Park-Ohio Holdings Corp.	1	23
Parsons Corporation (a)	4	298
Paychex, Inc.	8	1,096
Paycom Software, Inc.	2	396
Paylocity Holding Corporation (a)	1	269
Pentair Public Limited Company	8	861
Planet Labs Inc. - Class A (a)	5	28
Plug Power Inc. (a) (b)	24	35
Powell Industries, Inc.	1	150
Preformed Line Products Company	—	30
Primoris Services Corporation	3	215
Proto Labs, Inc. (a)	2	71
Quad/Graphics, Inc. - Class A	4	25
Quanex Building Products Corporation	4	68
Quanta Services, Inc.	3	1,251
Radiant Logistics, Inc. (a)	3	20
Ralliant Corporation (a)	3	161
RBC Bearings Incorporated (a)	1	552
Regal Rexnord Corporation	3	415
Republic Services, Inc.	4	1,029
Resideo Technologies, Inc. (a)	9	190
Resources Connection, Inc.	4	24
REV Group, Inc.	3	133
Robert Half Inc.	3	111
Rocket Lab Corporation (a)	5	195
Rockwell Automation, Inc.	3	1,080
Rollins, Inc.	11	615
RTX Corporation	24	3,472
Rush Enterprises, Inc. - Class A	4	221
Rush Enterprises, Inc. - Class B	1	36
RXO Inc (a)	7	104
Ryder System, Inc.	4	576
Saia, Inc. (a)	1	274
Schneider National, Inc. - Class B	3	83
Science Applications International Corporation	3	312
Sensata Technologies Holding PLC	6	171
Shoals Technologies Group, Inc. - Class A (a)	2	10
Shyft Group, Inc.	3	36
SIFCO Industries, Inc. (a)	—	1
Simpson Manufacturing Co., Inc.	2	330
SiteOne Landscape Supply, Inc. (a)	2	203
SkyWest, Inc. (a)	3	312
Snap-on Incorporated	2	665
Southwest Airlines Co.	17	550
SPX Technologies, Inc. (a)	3	423
SS&C Technologies Holdings, Inc.	8	624
Standex International Corporation	1	115
Stanley Black & Decker, Inc.	6	428
Steelcase Inc. - Class A	7	69
Sterling Infrastructure, Inc. (a)	2	406
Stratasys, Inc. (a)	1	13
Sunrun Inc. (a)	11	90
Symbotic Inc. - Class A (a) (b)	1	37
Taskus, Inc. - Class A (a)	—	8
Tecnoglass Inc.	3	194
Tennant Company	1	58
Terex Corporation	2	117
Tetra Tech, Inc.	12	415
Textron Inc.	8	621
The AZEK Company Inc. - Class A (a)	9	470
Thermon Group Holdings, Inc. (a)	2	55
Timken Company, The	3	238
Titan Machinery Inc. (a)	1	25
Toro Company, The	5	350
Trane Technologies Public Limited Company	4	1,726
Transcat, Inc. (a)	—	40
TransDigm Group Incorporated	1	1,416
TransUnion	5	448
Trex Company, Inc. (a)	3	154
Trinet Group, Inc.	1	93
Trinity Industries, Inc.	6	170
TrueBlue, Inc. (a)	6	38
TTEC Holdings, Inc. (a)	5	22
Tutor Perini Corporation (a)	5	212
Twin Disc, Incorporated	1	11
Uber Technologies, Inc. (a)	18	1,654
UFP Industries, Inc.	4	399
U-Haul Holding Company (a) (b)	1	68
U-Haul Holding Company - Series N	8	456
Ultralife Corporation (a)	—	2
Unifirst Corporation	1	186
Union Pacific Corporation	13	2,940
United Airlines Holdings, Inc. (a)	20	1,596
United Parcel Service, Inc. - Class B	17	1,674
United Rentals, Inc.	3	2,166
Universal Logistics Holdings, Inc.	2	58
V2X, Inc. (a)	1	62
Valmont Industries, Inc.	1	417
Veralto Corporation	4	396
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Verisk Analytics, Inc.	4	1,226
Verra Mobility Corporation - Class A (a)	8	191
Vertiv Holdings Co - Class A	6	826
Vestis Corporation	5	26
Vicor Corporation (a)	1	64
VSE Corporation	1	157
W.W. Grainger, Inc.	1	1,392
Wabash National Corporation	1	16
Waste Management, Inc.	8	1,813
Watsco, Inc.	1	342
Watts Water Technologies, Inc. - Class A	2	371
Werner Enterprises, Inc.	5	123
WESCO International, Inc.	3	565
Westinghouse Air Brake Technologies Corporation	5	947
Willdan Group, Inc. (a)	1	61
Willis Lease Finance Corporation	—	34
Willscot Holdings Corporation - Class A	8	224
Woodward, Inc.	3	683
Worthington Industries, Inc.	2	126
XPO, Inc. (a)	6	752
Xylem Inc.	6	760
Zurn Elkay Water Solutions Corporation	3	101
		157,812
Consumer Discretionary 10.5%
1-800-Flowers.com, Inc. - Class A (a) (b)	4	17
Abercrombie & Fitch Co. - Class A (a)	3	263
Academy Sports & Outdoors, Inc.	4	176
Acushnet Holdings Corp.	4	299
Adient Public Limited Company (a)	3	61
ADT, Inc.	36	307
Adtalem Global Education Inc. (a)	3	336
Advance Auto Parts, Inc.	3	124
Airbnb, Inc. - Class A (a)	5	618
A-Mark Precious Metals, Inc.	1	17
Amazon.com, Inc. (a)	163	35,839
American Axle & Manufacturing Holdings, Inc. (a)	9	36
American Eagle Outfitters, Inc.	9	85
American Outdoor Brands, Inc. (a)	2	17
American Public Education, Inc. (a)	2	58
America's Car Mart, Inc. (a)	—	24
Aptiv PLC (a)	8	533
Aramark	13	565
Arhaus, Inc. - Class A (a)	3	27
ARKO Corp. - Class A	3	13
Asbury Automotive Group, Inc. (a)	1	337
Autoliv, Inc.	5	600
AutoNation, Inc. (a)	3	595
AutoZone, Inc. (a)	—	1,062
Bassett Furniture Industries, Incorporated	—	8
Bath & Body Works, Inc.	6	170
Beazer Homes USA, Inc. (a)	3	64
Best Buy Co., Inc.	12	810
Beyond, Inc. (a)	2	11
Biglari Holdings Inc. - Class A (a)	—	15
Biglari Holdings Inc. - Class B (a)	—	33
Birkenstock Holding PLC (a)	—	18
BJ's Restaurants, Inc. (a)	2	84
Bloomin' Brands, Inc.	5	43
Booking Holdings Inc.	1	3,173
Boot Barn Holdings, Inc. (a)	2	245
BorgWarner Inc.	13	447
Boyd Gaming Corporation	3	247
Bright Horizons Family Solutions, Inc. (a)	3	323
Brinker International, Inc. (a)	2	337
Brunswick Corporation	4	199
Build-A-Bear Workshop, Inc.	1	52
Burlington Stores, Inc. (a)	2	561
Caesars Entertainment, Inc. (a)	7	199
Caleres, Inc.	3	42
Camping World Holdings, Inc. - Class A	3	47
Capri Holdings Limited (a)	7	123
CarMax, Inc. (a)	6	385
Carnival Corporation (a)	30	846
Carriage Services, Inc.	2	72
Carter's, Inc.	1	35
Carvana Co. - Class A (a)	3	970
CAVA Group, Inc. (a)	2	182
Cavco Industries, Inc. (a)	—	181
Century Communities, Inc.	1	72
Cheesecake Factory Incorporated, The (b)	3	191
Chegg, Inc. (a)	4	5
Chewy, Inc. - Class A (a)	3	108
Chipotle Mexican Grill, Inc. (a)	23	1,299
Choice Hotels International, Inc. (b)	2	296
Churchill Downs Incorporated	3	344
Citi Trends, Inc. (a)	2	62
Columbia Sportswear Company	3	185
Cooper-Standard Holdings Inc. (a)	3	65
Coupang, Inc. - Class A (a)	23	679
Coursera, Inc. (a)	4	34
Cracker Barrel Old Country Store, Inc.	1	62
Crocs, Inc. (a)	3	278
Culp, Inc. (a)	2	6
D.R. Horton, Inc.	8	1,018
Dana Incorporated	6	103
Darden Restaurants, Inc.	3	707
Dave & Buster's Entertainment, Inc. (a)	1	22
Deckers Outdoor Corporation (a)	4	443
Denny's Corporation (a)	4	16
Destination XL Group, Inc. (a)	4	5
Dick's Sporting Goods, Inc.	3	660
Dillard's, Inc. - Class A (b)	1	387
DK Crown Holdings Inc. - Class A (a)	6	276
Domino's Pizza, Inc.	1	381
DoorDash, Inc. - Class A (a)	3	823
Dorman Products, Inc. (a)	2	202
Dream Finders Homes, Inc. - Class A (a)	2	61
Duluth Holdings Inc. - Class B (a)	3	6
Duolingo, Inc. - Class A (a)	1	278
Dutch Bros Inc. - Class A (a)	3	181
eBay Inc.	15	1,115
El Pollo Loco Holdings, Inc. (a)	2	19
Escalade, Incorporated	1	13
Ethan Allen Interiors Inc.	3	71
ETSY, Inc. (a)	2	109
Expedia Group, Inc.	3	497
FIGS, Inc. - Class A (a)	9	49
First Watch Restaurant Group, Inc. (a)	3	50
Five Below, Inc. (a)	2	213
Flexsteel Industries, Inc.	1	27
Floor & Decor Holdings, Inc. - Class A (a)	3	217
Flutter Entertainment Public Limited Company (a)	1	195
Foot Locker, Inc. (a)	4	93
Ford Motor Company	129	1,399
Fossil Group, Inc. (a)	5	7
Fox Factory Holding Corp. (a)	2	64
Frontdoor, Inc. (a)	4	230
GameStop Corp. - Class A (a)	9	220
Gap, Inc., The	26	565
Garmin Ltd.	6	1,184
Garrett Motion Inc.	3	31
General Motors Company	41	1,993
Gentex Corporation	9	203
Gentherm Incorporated (a)	1	39
Genuine Parts Company	6	749
G-III Apparel Group, Ltd. (a)	2	40
Global Business Travel Group, Inc. - Class A (a)	3	17
Gopro Inc. - Class A (a)	8	6
Graham Holdings Co., Ltd. - Class B	—	214
Grand Canyon Education, Inc. (a)	2	306
Green Brick Partners, Inc. (a)	3	165
Group 1 Automotive, Inc.	1	397
Guess ?, Inc. (b)	4	46
H & R Block, Inc.	6	313
Hamilton Beach Brands Holding Company - Class A	1	18
Hanesbrands Inc. (a)	22	99
Harley-Davidson, Inc.	4	97
Hasbro, Inc.	7	493

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Haverty Furniture Companies, Inc.	2	32
Helen of Troy Limited (a)	1	35
Hilton Grand Vacations Inc. (a)	3	139
Hilton Worldwide Holdings Inc.	4	1,109
Home Depot, Inc., The	21	7,709
Hooker Furnishings Corporation	1	14
Hovnanian Enterprises, Inc. - Class A (a)	—	31
Hyatt Hotels Corporation - Class A	2	262
Installed Building Products, Inc.	1	263
Johnson Outdoors Inc. - Class A	1	29
KB Home	5	241
Kohl's Corporation	7	58
Kontoor Brands, Inc.	3	187
Lakeland Industries, Inc.	—	2
Lands' End, Inc. (a)	1	16
Las Vegas Sands Corp.	10	421
Latham Group, Inc. (a)	3	20
Laureate Education, Inc. - Class A (a)	10	225
La-Z-Boy Incorporated	3	98
LCI Industries	1	131
Lear Corporation	2	203
Leggett & Platt, Incorporated	4	39
Lennar Corporation - Class A	6	681
Lennar Corporation - Class B	1	56
Leslie's, Inc. (a)	3	1
Levi Strauss & Co. - Class A	4	72
LGI Homes, Inc. (a)	1	41
Life Time Group Holdings, Inc. (a)	6	180
Lifetime Brands, Inc.	1	6
Light & Wonder, Inc. (a)	4	368
Lithia Motors, Inc. - Class A	2	525
LKQ Corporation	10	356
Lovesac Company, The (a)	1	24
Lowe`s Companies, Inc.	10	2,118
Lucid Group, Inc. (a) (b)	13	26
Lululemon Athletica Inc. (a)	2	574
M/I Homes, Inc. (a)	2	218
Macy's, Inc.	17	203
Malibu Boats, Inc. - Class A (a)	1	35
Marine Products Corporation	2	15
MarineMax, Inc. (a)	2	39
Marriott International, Inc. - Class A	4	1,048
Marriott Vacations Worldwide Corporation	2	113
MasterCraft Boat Holdings, Inc. (a)	1	15
Mattel, Inc. (a)	23	452
Matthews International Corporation - Class A	2	42
McDonald's Corporation	12	3,508
Meritage Homes Corporation	4	295
MGM Resorts International (a)	9	309
Mister Car Wash, Inc. (a)	14	85
Mobileye Global Inc. - Class A (a)	3	48
Modine Manufacturing Company (a)	3	249
Mohawk Industries, Inc. (a)	3	279
Monarch Casino & Resort, Inc.	1	61
Motorcar Parts of America, Inc. (a)	2	22
Movado Group, Inc.	1	17
Murphy USA Inc.	1	429
Nathan's Famous, Inc.	1	66
National Vision Holdings, Inc. (a)	5	111
Newell Brands Inc.	19	105
NIKE, Inc. - Class B	18	1,286
Nishka, Inc. - Class A (a)	3	15
Norwegian Cruise Line Holdings Ltd. (a)	13	274
NVR, Inc. (a)	—	990
ODP Corporation, The (a)	2	29
Ollie's Bargain Outlet Holdings, Inc. (a)	3	427
OneSpaWorld Holdings Limited	7	141
O'Reilly Automotive, Inc. (a)	15	1,311
Oxford Industries, Inc.	1	38
Papa John's International, Inc.	—	11
Patrick Industries, Inc.	2	226
PENN Entertainment, Inc. (a)	6	115
Penske Automotive Group, Inc.	3	485
Perdoceo Education Corporation	5	165
PetMed Express, Inc. (a) (b)	2	8
Phinia Inc.	3	135
Planet Fitness, Inc. - Class A (a)	4	431
Polaris Inc.	2	81
Pool Corporation	1	404
Potbelly Corporation (a)	2	25
PulteGroup, Inc.	8	797
Purple Innovation, Inc. (a)	5	3
Pursuit Attractions And Hospitality, Inc. (a)	2	47
PVH Corp.	2	133
Quantumscape Battery, Inc. - Class A (a) (b)	3	20
Ralph Lauren Corporation - Class A	2	562
Red Rock Resorts, Inc. - Class A	1	78
Revolve Group Inc. - Class A (a)	1	23
RH (a)	—	73
Rivian Automotive, Inc. - Class A (a) (b)	22	309
Rocky Brands, Inc.	1	13
Ross Stores, Inc.	10	1,299
Royal Caribbean Cruises Ltd.	6	2,026
Sally Beauty Holdings, Inc. (a)	6	53
Service Corporation International	8	672
Shake Shack, Inc. - Class A (a)	2	254
SharkNinja, Inc. (a)	6	586
Shoe Carnival, Inc.	2	28
Signet Jewelers Limited	2	135
Skechers U.S.A., Inc. - Class A (a)	7	470
Skyline Champion Corporation (a)	3	193
Sleep Number Corporation (a)	1	10
Smith & Wesson Brands, Inc.	2	13
Somnigroup International Inc.	7	480
Sonic Automotive, Inc. - Class A	2	154
Sonos, Inc. (a)	3	31
Sportsman's Warehouse Holdings, Inc. (a)	3	11
Standard Motor Products, Inc.	2	74
Starbucks Corporation	19	1,763
Steven Madden, Ltd.	2	53
Stitch Fix, Inc. - Class A (a)	1	3
Stoneridge, Inc. (a)	3	22
Strategic Education, Inc.	1	69
Strattec Security Corporation (a)	—	14
Stride, Inc. (a)	4	530
Superior Group of Companies, Inc.	1	10
Sweetgreen, Inc. - Class A (a)	3	50
Tapestry, Inc.	14	1,199
Taylor Morrison Home II Corporation - Class A (a)	7	419
Tesla Inc. (a)	27	8,558
Texas Roadhouse, Inc. - Class A	4	685
The Buckle, Inc.	5	205
The Cato Corporation - Class A	2	6
The Goodyear Tire & Rubber Company (a)	10	103
The Wendy's Company	6	67
Thor Industries, Inc.	2	204
Tile Shop Holdings, Inc. (a)	7	44
Tilly's, Inc. - Class A (a) (b)	1	2
TJX Companies, Inc., The	22	2,700
Toll Brothers, Inc.	6	668
TopBuild Corp. (a)	2	551
Topgolf Callaway Brands Corp. (a)	9	69
Tractor Supply Company	15	809
Travel + Leisure Co.	3	170
TRI Pointe Homes Holdings, Inc. (a)	5	169
Ulta Beauty, Inc. (a)	2	864
Under Armour, Inc. - Class A (a)	11	76
Under Armour, Inc. - Class C (a)	14	90
Unifi, Inc. (a)	2	11
United Parks And Resorts Inc. (a)	2	100
Universal Electronics Inc. (a)	1	6
Universal Technical Institute, Inc. (a)	2	56
Upbound Group, Inc.	4	107
Urban Outfitters, Inc. (a)	6	447
V.F. Corporation	17	196
Vail Resorts, Inc.	2	237
Valvoline, Inc. (a)	5	197
Vera Bradley, Inc. (a)	3	7
Victoria's Secret & Co. (a)	5	91
Visteon Corporation (a)	1	112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
Warby Parker Inc. - Class A (a)	2	51
Weyco Group, Inc.	1	31
Whirlpool Corporation	3	315
Williams-Sonoma, Inc.	4	573
Wingstop Inc.	—	60
Winmark Corporation	—	64
Winnebago Industries, Inc.	1	37
Wyndham Hotels & Resorts, Inc.	4	318
Wynn Resorts, Limited	3	292
XPEL, Inc. (a)	1	22
YETI Holdings, Inc. (a)	5	149
Yum! Brands, Inc.	6	899
Zumiez Inc. (a)	2	30
		136,529
Communication Services 9.2%
Advantage Solutions, Inc. - Class A (a)	11	15
Alphabet Inc. - Class A	105	18,466
Alphabet Inc. - Class C	92	16,297
Altice USA, Inc. - Class A (a)	13	29
Angi Inc. - Class A (a)	1	11
Anterix Inc. (a)	1	38
AT&T Inc.	237	6,859
Atlanta Braves Holdings, Inc. - Series A (a)	—	18
Atlanta Braves Holdings, Inc. - Series C (a)	3	144
ATN International, Inc.	3	42
Bandwidth Inc. - Class A (a)	1	12
Boston Omaha Corporation - Class A (a)	1	19
Bumble Inc. - Class A (a)	2	12
Cable One, Inc.	—	53
CarGurus, Inc. - Class A (a)	3	102
Cars.com Inc. (a)	2	29
Cinemark Holdings, Inc.	7	222
Comcast Corporation - Class A	144	5,137
DHI Group, Inc. (a)	—	1
DoubleVerify Holdings, Inc. (a)	2	27
Electronic Arts Inc.	7	1,053
Entravision Communications Corporation - Class A	6	13
Former Charter Communications Parent, Inc. - Class A (a)	5	1,982
Fox Corporation - Class A	7	397
Fox Corporation - Class B	8	428
Frontier Communications Parent, Inc. (a)	11	405
Gannett Co., Inc. (a)	13	46
Gogo, Inc. (a)	3	47
Gray Media, Inc.	5	24
IDT Corporation - Class B	2	115
IMAX Corporation (a)	4	107
Integral Ad Science Holding Corp. (a)	4	32
Iridium Communications Inc.	4	125
John Wiley & Sons, Inc. - Class A	4	158
Liberty Broadband Corporation - Series A (a)	1	118
Liberty Broadband Corporation - Series C (a)	5	483
Liberty Global Ltd. - Class A (a)	6	60
Liberty Global Ltd. - Class C (a)	12	121
Liberty Latin America Ltd. - Class A (a)	2	13
Liberty Latin America Ltd. - Class C (a)	13	79
Liberty Media Corporation - Series A (a)	1	63
Liberty Media Corporation - Series A (a)	1	110
Liberty Media Corporation - Series C (a)	3	224
Liberty Media Corporation - Series C (a)	6	589
Lionsgate Studios Corp. (a)	20	118
Live Nation Entertainment, Inc. (a)	6	843
Lumen Technologies, Inc. (a)	34	150
Magnite, Inc. (a)	7	174
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	2	28
Match Group, Inc.	7	224
Meta Platforms, Inc. - Class A	42	31,314
Netflix, Inc. (a)	6	8,441
News Corporation - Class A	17	504
News Corporation - Class B	8	259
Nexstar Media Group, Inc. - Class A	2	429
Omnicom Group Inc.	9	619
Paramount Global - Class A	1	23
Paramount Global - Class B	25	321
Pinterest, Inc. - Class A (a)	9	331
PubMatic, Inc. - Class A (a)	2	21
QuinStreet, Inc. (a)	2	38
Reading International, Inc. - Class A (a)	2	2
Roblox Corporation - Class A (a)	3	323
Roku, Inc. - Class A (a)	5	417
Scholastic Corporation	2	32
Shenandoah Telecommunications Company	3	38
Shutterstock, Inc.	2	30
Sinclair, Inc. - Class A	2	21
Sirius XM Holdings Inc.	16	374
Snap Inc. - Class A (a)	27	236
Sphere Entertainment Co. - Class A (a)	2	92
Sphere Entertainment Co. - Class A (a)	1	112
Sphere Entertainment Co. - Class A (a) (e)	2	88
Spok Holdings, Inc.	2	37
Spotify Technology S.A. (a)	1	917
Stagwell, Inc. - Class A (a)	3	13
Starz Entertainment (a)	1	22
Sunrise Communications AG - ADR (b)	4	201
Take-Two Interactive Software, Inc. (a)	3	721
TechTarget, Inc. (a)	1	11
TEGNA Inc.	10	175
Telephone and Data Systems, Inc.	8	281
The E.W. Scripps Company - Class A (a)	8	23
The Interpublic Group of Companies, Inc.	25	607
The New York Times Company - Class A	9	507
Thryv Holdings, Inc. (a)	1	17
TKO Group Holdings Inc. - Class A	2	295
T-Mobile US, Inc.	11	2,725
Townsquare Media, Inc. - Class A	—	3
Trade Desk, Inc., The - Class A (a)	4	296
Travelzoo (a)	1	13
TripAdvisor, Inc. (a)	6	73
Truecar, Inc. (a)	12	23
United States Cellular Corporation (a) (b)	2	151
Verizon Communications Inc.	162	6,990
Vimeo, Inc. (a)	12	50
Walt Disney Company, The	32	3,992
Warner Bros. Discovery, Inc. - Series A (a)	73	840
Warner Music Group Corp. - Class A	3	85
WideOpenWest, Inc. (a)	3	11
Yelp Inc. (a)	2	80
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	2	59
ZoomInfo Technologies Inc. - Class A (a)	4	46
		119,194
Health Care 8.8%
10X Genomics, Inc. - Class A (a)	1	16
Abbott Laboratories	30	4,143
AbbVie Inc.	37	6,920
Acadia Healthcare Company, Inc. (a)	3	71
Accuray Incorporated (a)	6	8
AdaptHealth LLC - Class A (a)	9	86
Adaptive Biotechnologies Corporation (a)	4	41
Addus HomeCare Corporation (a)	1	128
ADMA Biologics, Inc. (a)	7	133
Adverum Biotechnologies, Inc. (a)	1	2
Agilent Technologies, Inc.	7	849
Agilon Health Management, Inc. (a)	8	18
Agios Pharmaceuticals, Inc. (a)	1	30
Aldeyra Therapeutics, Inc. (a)	4	16
Alector, Inc. (a)	5	8
Align Technology, Inc. (a)	2	385
Alkermes Public Limited Company (a)	8	242
Allogene Therapeutics, Inc. (a) (b)	13	15
Alnylam Pharmaceuticals, Inc. (a)	1	394
Amedisys, Inc. (a)	2	217
American Well Corporation - Class A (a)	—	3
Amgen Inc.	11	3,186
AMN Healthcare Services, Inc. (a)	3	57
Amneal Pharmaceuticals, Inc. - Class A (a)	5	40
AngioDynamics, Inc. (a)	4	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
ANI Pharmaceuticals, Inc. (a)	1	51
Anika Therapeutics, Inc. (a)	1	16
Arcellx Inc. (a)	1	44
Arcturus Therapeutics Holdings Inc. (a)	1	16
Arcus Biosciences, Inc. (a)	6	45
Artivion, Inc. (a)	3	87
Assertio Holdings, Inc. (a) (b)	—	—
Astrana Health, Inc. (a)	2	49
AtriCure, Inc. (a)	2	57
Avanos Medical, Inc. (a)	1	18
Avantor, Inc. (a)	20	274
Avidity Biosciences, Inc. (a)	2	66
AxoGen, Inc. (a)	4	41
Azenta, Inc. (a)	2	49
Baxter International Inc.	14	427
Beam Therapeutics Inc. (a)	2	40
Becton, Dickinson and Company	5	840
Biogen Inc. (a)	4	445
BioLife Solutions, Inc. (a)	2	44
BioMarin Pharmaceutical Inc. (a)	6	309
Bio-Rad Laboratories, Inc. - Class A (a)	1	226
Bio-Techne Corporation	4	198
Boston Scientific Corporation (a)	19	2,016
Bristol-Myers Squibb Company	65	3,000
Brookdale Senior Living Inc. (a)	16	113
Bruker Corporation	4	178
C4 Therapeutics, Inc. (a)	7	10
Cardinal Health, Inc.	5	899
Castle Biosciences, Inc. (a)	1	15
Catalyst Pharmaceuticals, Inc. (a)	7	163
Cencora, Inc.	4	1,322
Centene Corporation (a)	13	691
Certara, Inc. (a)	4	50
Charles River Laboratories International, Inc. (a)	2	291
Chemed Corporation	1	283
Cigna Group, The	7	2,193
Cogent Biosciences, Inc. (a)	2	12
Collegium Pharmaceutical, Inc. (a)	2	50
Community Health Systems, Inc. (a)	12	40
Concentra Group Holdings Parent, Inc.	7	146
CONMED Corporation	2	80
Cooper Companies, Inc., The (a)	6	431
Corcept Therapeutics Incorporated (a)	5	364
CorVel Corporation (a)	3	288
Cross Country Healthcare, Inc. (a)	2	31
Cryoport, Inc. (a)	2	16
Cumberland Pharmaceuticals, Inc. (a)	1	3
CVS Health Corporation	21	1,432
Cytek Biosciences, Inc. (a)	6	20
Danaher Corporation	8	1,502
Davita Inc. (a)	3	383
Day One Biopharmaceuticals, Inc. (a)	1	8
Denali Therapeutics Inc. (a)	5	75
Dentsply Sirona Inc.	8	132
DexCom, Inc. (a)	5	470
Doximity, Inc. - Class A (a)	3	184
Dynavax Technologies Corporation (a)	4	44
Edgewise Therapeutics, Inc. (a)	1	15
Editas Medicine, Inc. (a)	2	4
Edwards Lifesciences Corporation (a)	12	912
Elanco Animal Health Incorporated (a)	19	274
Elevance Health, Inc.	4	1,668
Eli Lilly and Company	15	11,442
Embecta Corp.	1	9
Emergent BioSolutions Inc. (a)	4	26
Enanta Pharmaceuticals, Inc. (a)	2	12
Encompass Health Corporation	7	822
Enhabit Inc. (a)	4	38
Enovis Corporation (a)	2	74
Envista Holdings Corporation (a)	8	150
Evolent Health, Inc. - Class A (a)	6	67
Exact Sciences Corporation (a)	7	353
Exelixis, Inc. (a)	14	628
Fate Therapeutics, Inc. (a)	2	2
Fortrea Holdings Inc. (a)	4	20
Fulcrum Therapeutics, Inc. (a)	2	16
Fulgent Genetics, Inc. (a)	1	28
GE HealthCare Technologies Inc.	14	1,048
Gilead Sciences, Inc.	27	2,956
Glaukos Corporation (a)	1	93
Globus Medical, Inc. - Class A (a)	2	106
GoodRx Holdings, Inc. - Class A (a)	3	16
Grail, Inc. (a) (b)	1	34
Haemonetics Corporation (a)	1	105
Halozyme Therapeutics, Inc. (a)	5	284
Harmony Biosciences Holdings, Inc. (a)	2	55
Harvard Bioscience, Inc. (a)	2	1
HCA Healthcare, Inc.	3	1,160
Health Catalyst, Inc. (a)	1	5
HealthEquity, Inc. (a)	4	462
Healthstream, Inc.	2	59
Henry Schein, Inc. (a)	6	408
Hologic, Inc. (a)	7	458
Humana Inc.	3	686
Icon Public Limited Company (a)	2	228
ICU Medical, Inc. (a)	—	40
IDEXX Laboratories, Inc. (a)	2	873
Illumina, Inc. (a)	2	236
Immunovant, Inc. (a)	—	5
Incyte Corporation (a)	6	423
Innoviva, Inc. (a)	5	98
Inogen, Inc. (a)	1	8
Insmed Incorporated (a)	3	297
Inspire Medical Systems, Inc. (a)	—	57
Insulet Corporation (a)	2	702
Integer Holdings Corporation (a)	2	235
Integra LifeSciences Holdings Corporation (a)	3	38
Intellia Therapeutics, Inc. (a) (b)	3	27
Intuitive Surgical, Inc. (a)	3	1,798
Iovance Biotherapeutics, Inc. (a) (b)	10	17
IQVIA Holdings Inc (a)	7	1,053
Iradimed Corporation	—	26
Jazz Pharmaceuticals Public Limited Company (a)	3	354
Johnson & Johnson	38	5,742
KalVista Pharmaceuticals Inc. (a)	2	21
Kiniksa Pharmaceuticals International, PLC - Class A (a)	1	28
Kodiak Sciences Inc. (a)	3	10
Krystal Biotech, Inc. (a)	1	174
Kymera Therapeutics, Inc. (a)	1	40
Labcorp Holdings Inc.	2	605
Lantheus Holdings, Inc. (a)	3	241
LeMaitre Vascular, Inc.	1	108
Lensar, Inc. (a)	—	6
Lifestance Health Group, Inc. (a)	7	39
Ligand Pharmaceuticals Incorporated (a)	1	142
LivaNova PLC (a)	2	109
MacroGenics, Inc. (a)	3	4
MannKind Corporation (a)	14	51
Maravai LifeSciences Holdings, Inc. - Class A (a) (b)	5	12
Masimo Corporation (a)	2	403
McKesson Corporation	2	1,524
Medpace Holdings, Inc. (a)	1	314
Medtronic, Inc.	23	2,014
MeiraGTx Holdings plc (a)	1	7
Merck & Co., Inc.	55	4,347
Merit Medical Systems, Inc. (a)	3	291
Mesa Laboratories, Inc.	—	25
Mettler-Toledo International Inc. (a)	—	456
MiMedx Group, Inc. (a)	2	15
Moderna, Inc. (a)	6	162
ModivCare Inc. (a)	2	5
Molina Healthcare, Inc. (a)	2	728
Myriad Genetics, Inc. (a)	6	30
Natera, Inc. (a)	2	417
National HealthCare Corporation	1	136
National Research Corporation	1	12
Nektar Therapeutics (a)	—	10
Neogenomics, Inc. (a)	7	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Neurocrine Biosciences, Inc. (a)	4	440
Nurix Therapeutics, Inc. (a)	1	15
Nuvation Bio Operating Company LLC - Class A (a) (b)	26	51
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	11
Omnicell, Inc. (a)	2	71
OptimizeRX Corporation (a)	2	34
Option Care Health, Inc. (a)	5	148
Orasure Technologies, Inc. (a)	4	12
Organogenesis Holdings Inc. - Class A (a)	8	30
Organon & Co.	13	124
Orthofix Medical Inc. (a)	3	39
Orthopediatrics Corp. (a)	1	29
Oscar Health, Inc. - Class A (a)	5	117
Owens & Minor, Inc. (a)	7	62
Pacific Biosciences of California, Inc. (a) (b)	5	7
Pacira Pharmaceuticals, Inc. (a)	3	72
PDL BioPharma, Inc. (a) (b) (d)	6	2
Pediatrix Medical Group, Inc. (a)	7	98
Pennant Group, Inc., The (a)	3	81
Penumbra, Inc. (a)	1	320
Perrigo Company Public Limited Company	7	197
Pfizer Inc.	101	2,448
Phibro Animal Health Corporation - Class A	2	41
Phreesia, Inc. (a)	2	45
Premier Healthcare Solutions, Inc. - Class A	5	114
Prestige Consumer Healthcare Inc. (a)	3	257
Progyny, Inc. (a)	2	43
Prothena Corporation Public Limited Company (a)	3	17
PTC Therapeutics, Inc. (a)	1	32
Quest Diagnostics Incorporated	3	613
QuidelOrtho Corporation (a)	1	21
RadNet, Inc. (a)	4	214
Rafael Holdings, Inc. - Class B (a)	1	2
RAPT Therapeutics, Inc. (a)	—	2
Regeneron Pharmaceuticals, Inc.	1	618
Regenxbio Inc. (a)	3	28
Relay Therapeutics, Inc. (a)	2	8
Repligen Corporation (a)	2	265
Replimune Group, Inc. (a)	3	31
ResMed Inc.	3	862
Revvity, Inc.	4	377
Roivant Sciences Ltd. (a)	6	68
Sage Therapeutics Inc. (a)	1	12
Sarepta Therapeutics, Inc. (a)	1	24
Schrodinger, Inc. (a)	1	19
Seer, Inc. - Class A (a)	8	17
Select Medical Holdings Corporation	9	134
SI-BONE, Inc. (a)	2	46
SIGA Technologies, Inc.	6	36
Sight Sciences, Inc. (a)	3	11
Solventum Corporation (a)	3	203
Sotera Health LLC (a)	13	141
STAAR Surgical Company (a)	3	55
Steris Public Limited Company	2	566
Stoke Therapeutics, Inc. (a)	2	25
Stryker Corporation	4	1,717
Supernus Pharmaceuticals, Inc. (a)	3	107
Surgery Partners, Inc. (a)	3	75
Surmodics, Inc. (a)	1	42
Sutro Biopharma, Inc. (a)	6	4
Teladoc Health, Inc. (a)	5	48
Teleflex Incorporated	2	217
Tenet Healthcare Corporation (a)	6	1,065
The Ensign Group, Inc.	3	499
Thermo Fisher Scientific Inc.	5	1,972
TruBridge, Inc. (a)	1	17
U. S. Physical Therapy, Inc.	1	69
UFP Technologies, Inc. (a)	—	73
United Therapeutics Corporation (a)	2	628
UnitedHealth Group Incorporated	17	5,203
Universal Health Services, Inc. - Class B	3	599
Utah Medical Products, Inc.	—	11
Vanda Pharmaceuticals Inc. (a)	5	23
Varex Imaging Corporation (a)	3	26
Veeva Systems Inc. - Class A (a)	2	615
Veracyte, Inc. (a)	3	93
Vericel Corporation (a)	2	74
Vertex Pharmaceuticals Incorporated (a)	3	1,236
Viatris Inc.	44	395
Waters Corporation (a)	2	692
West Pharmaceutical Services, Inc.	1	316
Xencor, Inc. (a)	4	34
Zentalis Pharmaceuticals, Inc. (a)	3	4
Zimmer Biomet Holdings, Inc.	5	489
ZimVie Inc. (a)	1	6
Zoetis Inc. - Class A	8	1,290
Zymeworks Inc. (a)	4	47
		113,658
Consumer Staples 5.8%
Albertsons Companies, Inc. - Class A	25	540
Alico, Inc.	1	27
Altria Group, Inc.	28	1,664
Andersons, Inc., The	1	35
Archer-Daniels-Midland Company	6	337
B&G Foods, Inc. (b)	3	11
Bellring Intermediate Holdings, Inc. (a)	6	347
BJ's Wholesale Club Holdings, Inc. (a)	7	804
Boston Beer Company, Inc., The - Class A (a)	—	74
Brown-Forman Corporation - Class A	3	87
Brown-Forman Corporation - Class B	9	243
Bunge Global SA	5	404
Calavo Growers, Inc.	2	44
Cal-Maine Foods, Inc.	3	269
Campbell's Company, The	15	450
Casey's General Stores, Inc.	2	1,119
Celsius Holdings, Inc. (a)	4	201
Central Garden & Pet Company (a)	1	40
Central Garden & Pet Company - Class A (a)	4	121
Church & Dwight Co., Inc.	6	592
Clorox Company, The	3	392
Coca-Cola Company, The	74	5,241
Coca-Cola Consolidated, Inc.	5	520
Colgate-Palmolive Company	16	1,444
Conagra Brands, Inc.	18	362
Constellation Brands, Inc. - Class A	5	802
Costco Wholesale Corporation	9	8,450
Coty Inc. - Class A (a)	28	132
Darling Ingredients Inc. (a)	6	224
Del Monte Fresh Produce Company	4	126
Dole Public Limited Company	2	25
Dollar General Corporation	9	1,036
Dollar Tree, Inc. (a)	7	715
e.l.f. Beauty, Inc. (a)	1	103
Edgewell Personal Care Colombia S A S	2	57
Energizer Holdings, Inc.	4	75
Estee Lauder Companies Inc., The - Class A	3	259
Farmer Bros. Co. (a)	2	2
Flowers Foods, Inc.	12	184
Freshpet, Inc. (a)	1	64
General Mills, Inc.	16	813
Grocery Outlet Holding Corp. (a)	4	51
Herbalife Nutrition Ltd. (a)	4	33
Hormel Foods Corporation	16	476
Ingles Markets, Incorporated - Class A	1	52
Ingredion Incorporated	4	531
Interparfums, Inc.	2	219
J&J Snack Foods Corp.	1	125
J. M. Smucker Company, The	4	402
John B. Sanfilippo & Son, Inc.	1	55
Kenvue Inc.	55	1,145
Keurig Dr Pepper Inc.	25	822
Kimberly-Clark Corporation	9	1,171
Kraft Heinz Company, The	23	597
Kroger Co., The	39	2,806
Lamb Weston Holdings, Inc.	5	283
Lancaster Colony Corporation	1	237

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Limoneira Company	1	17
Maplebear Inc. (a)	4	201
McCormick & Company, Incorporated	8	577
McCormick & Company, Incorporated	1	46
Medifast, Inc. (a)	—	7
MGPI Processing, Inc.	1	24
Mission Produce, Inc. (a)	3	39
Molson Coors Beverage Company - Class B	8	376
Mondelez International, Inc. - Class A	21	1,415
Monster Beverage 1990 Corporation (a)	14	882
National Beverage Corp.	4	157
Natural Grocers By Vitamin Cottage, Inc.	2	83
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	11
Nu Skin Enterprises, Inc. - Class A	5	38
Oil-Dri Corporation of America	1	47
PepsiCo, Inc.	27	3,572
Performance Food Group Company (a)	8	695
Philip Morris International Inc.	26	4,800
Pilgrim's Pride Corporation	7	293
Post Holdings, Inc. (a)	4	392
PriceSmart, Inc.	2	209
Primo Brands Corporation - Class A	11	330
Procter & Gamble Company, The	44	7,074
Reynolds Consumer Products Inc.	10	204
Seaboard Corporation	—	103
Seneca Foods Corporation - Class A (a)	1	69
Simply Good Foods Company, The (a)	5	170
Spartannash Company	2	47
Spectrum Brands Holdings, Inc.	1	67
Sprouts Farmers Market, Inc. (a)	5	785
Sysco Corporation	15	1,101
Target Corporation	14	1,358
The Chefs' Warehouse, Inc. (a)	3	162
The Hain Celestial Group, Inc. (a)	6	9
The Hershey Company	4	699
The Honest Company, Inc. (a)	5	24
Tootsie Roll Industries, Inc.	2	82
Treehouse Foods, Inc. (a)	2	49
Turning Point Brands, Inc.	2	144
Tyson Foods, Inc. - Class A	9	497
United Natural Foods, Inc. (a)	4	92
Universal Corporation	2	117
US Foods Holding Corp. (a)	13	1,026
USANA Health Sciences, Inc. (a)	1	40
UTZ Brands, Inc. - Class A	2	29
Village Super Market, Inc. - Class A	1	38
Vita Coco Company, Inc., The (a)	1	36
Vital Farms, Inc. (a)	3	98
Walgreens Boots Alliance, Inc.	25	291
Walmart Inc.	83	8,131
WD-40 Company	1	151
Weis Markets, Inc.	2	146
WK Kellogg Co (b)	4	63
		74,554
Energy 4.5%
Antero Midstream Corporation	26	488
Antero Resources Corporation (a)	15	606
Apa Corp.	16	298
Archrock, Inc.	9	221
Atlas Energy Solutions Inc. (b)	1	11
Baker Hughes Company - Class A	29	1,108
Berry Corporation (Bry)	5	15
Bristow Holdings U.S. Inc. (a)	1	49
Cactus, Inc. - Class A	3	138
California Resources Corporation	4	181
Centrus Energy Corp. - Class A (a)	1	202
ChampionX Corporation	15	376
Cheniere Energy, Inc.	6	1,506
Chevron Corporation	39	5,647
Chord Energy Corporation	—	45
Clean Energy Fuels Corp. (a)	5	10
CNX Resources Corporation (a)	9	319
Comstock Resources, Inc. (a) (b)	17	468
ConocoPhillips	45	4,076
Core Laboratories LP	3	34
Core Natural Resources, Inc.	4	282
Coterra Energy Inc.	36	909
Crescent Energy Company - Class A	10	83
CVR Energy, Inc.	3	72
Delek US Holdings, Inc.	7	156
Devon Energy Corporation	42	1,328
DHT Holdings, Inc.	12	134
Diamondback Energy, Inc.	8	1,086
DMC Global Inc. (a)	2	18
Dorian LPG Ltd.	3	71
DT Midstream, Inc.	5	565
EOG Resources, Inc.	19	2,214
EQT Corporation	18	1,066
Evolution Petroleum Corporation	3	13
Expand Energy Corporation	12	1,447
Expro Group Holdings N.V. (a)	4	31
Exxon Mobil Corporation	108	11,630
Forum Energy Technologies, Inc. (a)	1	11
FutureFuel Corp.	4	14
Geospace Technologies Corporation (a)	1	10
Green Plains Inc. (a)	4	24
Gulf Island Fabrication, Inc. (a)	1	6
Gulfport Energy Operating Corporation (a)	1	181
Hallador Energy Company (a)	3	49
Halliburton Company	42	857
Helix Energy Solutions Group, Inc. (a)	9	58
Helmerich & Payne, Inc.	4	54
Hess Corporation	12	1,666
HF Sinclair Corporation	6	260
Innovex International, Inc. (a)	4	64
International Seaways, Inc.	2	73
Kinder Morgan, Inc.	37	1,087
Kinetik Holdings Inc. - Class A	2	83
Kosmos Energy Ltd. (a)	15	26
Liberty Energy Inc. - Class A	13	151
Magnolia Oil & Gas Corporation - Class A	15	347
Mammoth Energy Services, Inc. (a)	2	6
Marathon Petroleum Corporation	12	1,956
Matador Resources Company	6	268
Murphy Oil Corporation	6	129
Nabors Industries Ltd. (a)	—	13
NACCO Industries, Inc. - Class A	—	22
Natural Gas Services Group, Inc. (a)	2	43
New Fortress Energy Inc. - Class A	7	24
Noble Corporation 2022 Limited	2	56
Nordic American Tankers Limited	13	33
Northern Oil and Gas Incorporated	3	86
NOV Inc.	17	206
Occidental Petroleum Corporation	27	1,137
Oceaneering International, Inc. (a)	8	157
Oil States International, Inc. (a)	6	31
ONEOK, Inc.	16	1,275
Ovintiv Canada ULC	16	607
Par Pacific Holdings, Inc. (a)	3	87
PBF Energy Inc. - Class A	4	97
Peabody Energy Corporation	5	64
Permian Resources Corporation - Class A	28	383
Phillips 66	11	1,349
Propetro Holding Corp. (a)	6	36
Range Resources Corporation	12	499
REX American Resources Corporation (a)	1	25
RPC, Inc.	13	59
Schlumberger Limited	32	1,095
Scorpio Tankers Inc.	2	79
SEACOR Marine Holdings Inc. (a)	2	10
Seadrill Limited (a)	—	12
Select Water Solutions, Inc. - Class A	8	71
SFL Corporation Ltd.	9	79
SM Energy Company	6	154
Solaris Energy Infrastructure, Inc. - Class A	2	55
STR Sub Inc. - Class A	3	48
Talos Energy Inc. (a)	7	63
Targa Resources Corp.	7	1,161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
TechnipFMC PLC	27	940
Teekay Corporation	7	61
Teekay Tankers Ltd. - Class A	1	44
TETRA Technologies, Inc. (a)	8	27
Texas Pacific Land Corporation	1	729
Tidewater Inc. (a)	2	93
Transocean Ltd. (a) (c)	35	92
Uranium Energy Corp. (a)	12	80
Valaris Limited (a)	2	75
Valero Energy Corporation	10	1,282
Vital Energy, Inc. (a)	1	21
Vitesse Energy, Inc.	2	47
W&T Offshore, Inc. (b)	16	26
Weatherford International Public Limited Company	4	179
Williams Companies, Inc., The	19	1,210
World Kinect Corporation	4	128
		58,433
Materials 3.1%
AdvanSix Inc.	2	53
Air Products and Chemicals, Inc.	4	1,118
Albemarle Corporation	4	234
Alcoa Corporation	9	276
Alpha Metallurgical Resources, Inc. (a)	1	58
Alto Ingredients, Inc. (a)	10	11
Amcor Pty Ltd	129	1,183
American Vanguard Corporation	4	14
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	4	558
Ardagh Metal Packaging S.A.	7	30
Ashland Inc.	2	108
Aspen Aerogels, Inc. (a)	2	12
Avery Dennison Corporation	4	685
Avient Corporation	6	195
Axalta Coating Systems Ltd. (a)	16	487
Balchem Corporation	2	277
Ball Corporation	8	447
Cabot Corporation	3	257
Carpenter Technology Corporation	4	972
Celanese Corporation - Class A	4	210
Century Aluminum Company (a)	6	110
CF Industries Holdings, Inc.	10	902
Chemours Company, The	3	38
Clearwater Paper Corporation (a)	—	4
Cleveland-Cliffs Inc. (a)	18	137
Coeur Mining, Inc. (a)	17	154
Commercial Metals Company	7	330
Compass Minerals International, Inc. (a)	3	67
Core Molding Technologies, Inc. (a)	1	13
Corteva, Inc.	17	1,261
CRH Public Limited Company	3	279
Crown Holdings, Inc.	9	879
Dow Inc.	20	537
DuPont de Nemours, Inc.	12	821
Eagle Materials Inc.	2	446
Eastman Chemical Company	7	493
Ecolab Inc.	4	1,067
Ecovyst Inc. (a)	4	34
Element Solutions Inc.	13	285
Ferroglobe PLC	13	48
FMC Corporation	4	165
Fortitude Gold Corporation	1	4
Freeport-McMoRan Inc.	39	1,683
Graphic Packaging Holding Company	22	459
Greif, Inc. - Class A	2	132
Greif, Inc. - Class B	1	72
H.B. Fuller Company	2	131
Hawkins, Inc.	2	214
Hecla Mining Company	43	258
Huntsman Corporation	8	82
Ingevity Corporation (a)	2	76
Innospec Inc.	1	103
International Flavors & Fragrances Inc.	8	576
International Paper Company	12	554
Intrepid Potash, Inc. (a)	2	74
Kaiser Aluminum Corporation	1	88
Koppers Holdings Inc.	2	52
KRC Materials, Inc. (a)	3	266
Kronos Worldwide, Inc.	8	47
Linde Public Limited Company	9	4,438
Louisiana-Pacific Corporation (W VA)	5	411
LSB Industries, Inc. (a)	4	27
LyondellBasell Industries N.V. - Class A	9	540
Martin Marietta Materials, Inc.	2	838
Materion Corporation	1	76
MATIV Holdings, Inc.	5	34
Mercer International Inc.	8	28
Metallus Inc. (a)	3	48
Minerals Technologies Inc.	2	84
Mosaic Company, The	15	561
MP Materials Corp. - Class A (a) (b)	6	195
Myers Industries, Inc.	2	31
NewMarket Corporation	1	402
Newmont Corporation	22	1,263
Nucor Corporation	7	867
O-I Glass, Inc. (a)	7	106
Olin Corporation	6	116
Olympic Steel, Inc.	1	34
Orion Engineered Carbons Finance & Co. S.C.A.	4	47
Packaging Corporation of America	4	829
PPG Industries, Inc.	7	829
Quaker Chemical Corporation	1	84
Radius Recycling, Inc. - Class A	3	79
Ramaco Resources, Inc. - Class A	4	52
Ramaco Resources, Inc. - Class B	1	10
Ranpak Holdings Corp - Class A (a)	3	10
Rayonier Advanced Materials Inc. (a)	8	32
Reliance, Inc.	3	791
Royal Gold, Inc.	2	427
RPM International Inc.	5	548
Ryerson Holding Corporation	2	33
Scotts Miracle-Gro Company, The	—	22
Sealed Air Corporation	7	221
Sensient Technologies Corporation	2	214
Sherwin-Williams Company, The	5	1,615
Silgan Holdings Inc.	4	231
Smurfit Westrock Public Limited Company	11	479
Sonoco Products Company	6	274
Southern Copper Corporation	2	170
Steel Dynamics, Inc.	5	610
Stepan Company	1	69
SunCoke Energy, Inc.	8	68
Sylvamo Corporation	3	131
Tredegar Corporation (a)	3	25
TriMas Corporation	3	96
Tronox Holdings PLC	10	51
United States Lime & Minerals, Inc.	2	182
Vulcan Materials Company	4	986
Warrior Met Coal, Inc.	3	138
Westlake Corporation	2	187
Worthington Steel, Inc.	2	68
		39,836
Utilities 2.4%
AES Corporation, The	16	165
ALLETE, Inc.	3	218
Alliant Energy Corporation	7	445
Ameren Corporation	6	558
American Electric Power Company, Inc.	9	983
American States Water Company	2	139
American Water Works Company, Inc.	3	466
Artesian Resources Corporation - Class A	1	31
Atmos Energy Corporation	4	549
Avista Corporation	3	124
Black Hills Corporation	3	188
Brookfield Infrastructure Corporation - Class A	3	109
California Water Service Group	3	140
CenterPoint Energy, Inc.	14	512
Chesapeake Utilities Corporation	1	105
Clearway Energy, Inc. - Class A	2	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Clearway Energy, Inc. - Class C	4	128
CMS Energy Corporation	6	437
Consolidated Edison, Inc.	8	770
Constellation Energy Group, Inc.	5	1,718
Dominion Energy, Inc.	15	852
DTE Energy Company	5	609
Duke Energy Corporation	13	1,551
Edison International	8	388
Entergy Corporation	10	817
Essential Utilities, Inc.	10	375
Evergy, Inc.	7	479
Eversource Energy	8	503
Exelon Corporation	20	867
FirstEnergy Corp.	13	517
Genie Energy Ltd. - Class B	2	53
H2O America	1	46
Hawaiian Electric Industries, Inc. (a)	6	64
IDACORP, Inc.	2	282
MDU Resources Group, Inc.	14	238
MGE Energy, Inc.	2	161
Middlesex Water Company	1	39
National Fuel Gas Company	4	362
New Jersey Resources Corporation	7	315
NextEra Energy, Inc.	34	2,378
NiSource Inc.	13	534
Northwest Natural Holding Company	2	83
NorthWestern Corporation	3	145
NRG Energy, Inc.	7	1,094
OGE Energy Corp.	9	405
One Gas, Inc.	3	209
Ormat Technologies, Inc.	3	255
Otter Tail Corporation	2	124
PG&E Corporation	47	655
Pinnacle West Capital Corporation	5	470
Portland General Electric Company	5	190
PPL Corporation	16	526
Public Service Enterprise Group Incorporated	11	944
Sempra	12	926
Southwest Gas Holdings, Inc.	3	246
Spire Inc.	3	201
The Southern Company	18	1,680
The York Water Company	1	46
TXNM Energy, Inc.	4	243
UGI Corporation	9	341
Unitil Corporation	1	52
Vistra Corp.	10	2,018
WEC Energy Group Inc.	7	711
XCEL Energy Inc.	13	856
		31,696
Real Estate 0.3%
Anywhere Real Estate Inc. (a)	4	13
CBRE Group, Inc. - Class A (a)	9	1,203
CoStar Group, Inc. (a)	8	646
Cushman & Wakefield PLC (a)	17	185
Douglas Elliman Inc. (a)	6	13
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	25
eXp World Holdings, Inc. (b)	2	20
Florida Rock Properties, Inc. (a)	1	29
Forestar Group Inc. (a)	2	41
Howard Hughes Holdings Inc. (a)	3	217
Jones Lang LaSalle Incorporated (a)	2	586
Kennedy-Wilson Holdings, Inc.	11	76
Marcus & Millichap Company	2	74
Millrose Properties, Inc. - Class A	1	43
Newmark Group, Inc. - Class A	9	111
Seaport Entertainment Group Inc. (a)	1	15
St. Joe Company, The	2	91
Stratus Properties Inc. (a)	—	8
Tejon Ranch Co. (a)	3	53
The Rmr Group Inc. - Class A	2	31
Zillow Group, Inc. - Class A (a)	2	155
Zillow Group, Inc. - Class C (a)	7	471
		4,106
Total Common Stocks (cost $712,484)		1,292,370
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	1
Albireo Pharma, Inc. (a) (d)	2	14
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	—
Poseida Therapeutics, Inc. (a) (d)	5	2
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	—
Resolute Forest Products Inc. (a) (d)	8	2
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $0)		19
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	2,751	2,751
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (f) (g)	1,230	1,230
Total Short Term Investments (cost $3,981)		3,981
Total Investments 100.1% (cost $716,465)		1,296,370
Other Assets and Liabilities, Net (0.1)%		(1,233)
Total Net Assets 100.0%		1,295,137

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,670	52,062	51,981	54	—	—	2,751	0.2
JNL Government Money Market Fund, 4.30% - Class SL	577	8,770	8,117	15	—	—	1,230	0.1
	3,247	60,832	60,098	69	—	—	3,981	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	17	—
Transocean Ltd.	07/07/15	415	92	—
		434	109	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,292,368	—	2	1,292,370
Rights	—	—	19	19
Short Term Investments	3,981	—	—	3,981
	1,296,349	—	21	1,296,370

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 100.0%
Industrials 20.9%
3D Systems Corporation (a)	16	25
A. O. Smith Corporation	13	874
AAON, Inc.	12	866
AAR Corp. (a)	7	451
ABM Industries Incorporated	12	551
ACCO Brands Corporation	22	78
Acme United Corporation	1	29
Acuity Brands, Inc.	5	1,410
ACV Auctions Inc. - Class A (a)	21	343
Advanced Drainage Systems, Inc.	9	997
AeroVironment, Inc. (a)	4	1,162
AGCO Corporation	9	949
Air Lease Corporation - Class A	18	1,078
Alamo Group Inc.	2	484
Alaska Air Group, Inc. (a)	20	987
Albany International Corp. - Class A	5	370
Alight, Inc. - Class A	79	449
Allegiant Travel Company (a)	3	184
Allient Inc.	3	120
Allison Systems, Inc.	13	1,253
Alta Equipment Group Inc. - Class A (b)	8	48
Ameresco, Inc. - Class A (a)	6	84
American Airlines Group Inc. (a)	68	765
American Superconductor Corporation (a)	6	208
American Woodmark Corporation (a)	3	168
API Group Corporation (a)	21	1,080
Apogee Enterprises, Inc.	4	172
Applied Industrial Technologies, Inc.	6	1,447
Arcbest Corporation	4	321
Archer Aviation Inc. - Class A (a)	—	4
Arcosa, Inc.	8	708
Argan, Inc.	3	710
Armstrong World Industries, Inc.	7	1,162
Astec Industries, Inc.	5	189
Astronics Corporation (a)	6	191
Astronics Corporation - Class B (a)	—	5
Asure Software, Inc. (a)	6	62
ATI Inc. (a)	15	1,259
Atkore Inc.	6	411
ATMUS Filtration Technologies Inc.	10	379
Avis Budget Group, Inc. (a) (b)	1	168
AZZ Inc.	5	474
Barrett Business Services, Inc.	5	212
BGSF, Inc. (a)	2	10
Blade Urban Air Mobility, Inc. - Class A (a)	17	71
Bloom Energy Corporation - Class A (a) (b)	22	517
Blue Bird Global Corporation (a)	5	229
BlueLinx Holdings Inc. (a)	2	124
Boise Cascade Company	7	582
Bowman Consulting Group Ltd. (a)	3	80
Brady Corporation - Class A	7	504
BrightView Holdings, Inc. (a)	16	274
Brink's Company, The	7	613
Broadwind Inc. (a)	2	3
BWXT Government Group, Inc.	7	967
Byrna Technologies Inc. (a)	4	115
Caci International Inc. - Class A (a)	3	1,299
Cadeler A/S - ADR (a)	1	28
Cadre Holdings, Inc.	7	229
Casella Waste Systems, Inc. - Class A (a)	10	1,177
CBIZ, Inc. (a)	4	274
CECO Environmental Corp. (a)	6	177
Chart Industries, Inc. (a)	6	1,052
Cimpress Public Limited Company (a)	4	209
Civeo Corporation	3	65
Clarivate PLC (a)	96	412
Columbus McKinnon Corporation	5	83
Commercial Vehicle Group, Inc. (a)	1	1
Concentrix Corporation	1	73
Concrete Pumping Holdings, Inc.	9	55
Conduent Incorporated (a)	35	93
Construction Partners, Inc. - Class A (a)	3	338
Copa Holdings, S.A. - Class A	5	553
Core & Main, Inc. - Class A (a)	14	817
Costamare Bulkers Holdings Ltd. (a)	4	34
Costamare Inc.	20	181
Covenant Logistics Group, Inc. - Class A	4	95
CRA International, Inc.	1	233
Crane Company	7	1,349
CSG Systems International, Inc.	5	317
CSW Industrials, Inc.	3	787
Custom Truck One Source, Inc. (a) (b)	19	94
Dayforce, Inc. (a)	14	756
Deluxe Corporation	9	142
Distribution Solutions Group, Inc. (a)	6	158
DLH Holdings Corp. (a)	1	4
DNOW Inc. (a)	18	268
Donaldson Company, Inc.	13	927
Douglas Dynamics, Inc.	5	145
Driven Brands Holdings Inc. (a)	17	299
Ducommun Incorporated (a)	3	225
Dun & Bradstreet Holdings, Inc.	61	557
DXP Enterprises, Inc. (a)	4	309
Dycom Industries, Inc. (a)	5	1,158
Eastern Company The	1	28
Elance, Inc. (a)	23	303
Energy Recovery, Inc. (a)	9	121
Enerpac Tool Group Corp. - Class A	9	383
EnerSys	7	569
Ennis, Inc.	5	99
Enpro Inc.	4	677
Enviri Corporation (a)	16	137
ESAB Corporation	9	1,098
ESCO Technologies Inc.	4	807
Everus Construction Group, Inc. (a)	8	512
EVI Industries, Inc.	3	64
ExlService Holdings, Inc. (a)	27	1,169
Exponent, Inc.	8	626
Federal Signal Corporation	10	1,050
First Advantage Corporation (a)	13	218
Flowserve Corporation	21	1,094
Fluence Energy, Inc. - Class A (a) (b)	18	121
Fluor Corporation (a)	26	1,331
Forrester Research, Inc. (a)	5	48
Fortune Brands Innovations, Inc.	15	788
Franklin Covey Co. (a)	3	64
Franklin Electric Co., Inc.	8	712
FreightCar America, Inc. (a)	2	21
Frontier Group Holdings, Inc. (a) (b)	30	110
FTAI Aviation Ltd.	2	184
FTAI Infrastructure Inc.	15	95
FTI Consulting, Inc. (a)	6	917
FuelCell Energy, Inc. (a)	2	12
Gates Industrial Corporation PLC (a)	43	979
GATX Corporation	6	941
Genco Shipping & Trading Limited	8	110
Gencor Industries, Inc. (a)	2	27
Generac Holdings Inc. (a)	8	1,081
Genpact Limited	21	938
Gibraltar Industries, Inc. (a)	5	309
Global Industrial Company	6	165
GMS Inc. (a)	7	709
Gorman- Rupp Company, The	5	196
Graham Corporation (a)	2	114
Granite Construction Incorporated	7	686
Great Lakes Dredge & Dock Corporation (a)	12	149
Greenbrier Companies, Inc., The	6	261
Griffon Corporation	8	576
GXO Logistics Inc. (a)	18	879
Hayward Holdings, Inc. (a)	34	467
Healthcare Services Group, Inc. (a)	13	190
Heartland Express, Inc.	12	106
Heidrick & Struggles International, Inc.	4	191
Helios Technologies, Inc.	5	181
Herc Holdings Inc.	6	732
Hertz Global Holdings, Inc. (a)	52	356

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Hexcel Corporation	12	657
Hillenbrand, Inc.	12	232
Hillman Solutions Corp. - Class A (a)	32	232
HireQuest, Inc. (b)	1	6
HNI Corporation	8	392
Hub Group, Inc. - Class A	11	362
Hudson Global, Inc. (a)	—	4
Hudson Technologies, Inc. (a)	10	83
Huntington Ingalls Industries, Inc.	4	1,076
Hurco Companies, Inc. (a)	2	29
Huron Consulting Group Inc. (a)	3	413
Hyliion Holdings Corp. - Class A (a)	12	17
Hyster-Yale, Inc. - Class A	3	116
IBEX Limited (a)	3	90
ICF International, Inc.	3	265
IES Holdings, Inc. (a)	4	1,084
Innodata Inc. (a)	6	297
Innovative Solutions and Support, Inc. (a)	4	55
Insperity, Inc.	6	369
Insteel Industries, Inc.	4	143
Interface, Inc. - Class A	12	241
ITT Inc.	—	71
Janus International Group, Inc. (a)	24	195
JBT Marel Corporation	—	18
JELD-WEN Holding, Inc. (a)	15	59
JetBlue Airways Corporation (a)	61	259
Kadant Inc.	2	614
Karat Packaging Inc.	4	105
KBR, Inc.	15	709
Kelly Services, Inc. - Class A	7	80
Kennametal Inc.	13	298
Kforce Inc.	3	136
Kirby Corporation (a)	9	1,032
Knight-Swift Transportation Holdings Inc. - Class A	22	974
Korn Ferry	9	638
Kratos Defense & Security Solutions, Inc. (a)	22	1,032
L. B. Foster Company (a)	2	51
Landstar System, Inc.	4	615
LegalZoom.com, Inc. (a)	29	261
Leonardo DRS, Inc.	18	828
Limbach Holdings, Inc. (a)	2	341
Lincoln Electric Holdings, Inc.	—	60
Lindsay Corporation	2	269
Liquidity Services, Inc. (a)	6	138
Loar Holdings Inc. (a)	4	356
LSI Industries Inc.	6	106
Luxfer Holdings PLC	5	57
Lyft, Inc. - Class A (a)	47	748
Manitowoc Company, Inc., The (a)	8	94
ManpowerGroup Inc.	8	308
Marten Transport, Ltd.	15	189
MasTec, Inc. (a)	6	1,067
Mastech Digital, Inc. (a)	3	19
Masterbrand, Inc. (a)	21	228
Matrix Service Company (a)	4	61
Matson Intermodal - Paragon, Inc.	5	612
Maximus, Inc.	9	663
Mayville Engineering Company, Inc. (a)	4	61
McGrath RentCorp	4	479
Mercury Systems, Inc. (a)	10	543
Middleby Corporation, The (a)	7	1,053
Miller Industries, Inc.	2	109
Millerknoll, Inc.	12	228
Mine Safety Appliances Company, LLC	6	1,069
Mistras Group, Inc. (a)	7	58
Monocle Acquisition Corporation (a)	11	65
Montrose Environmental Group, Inc. (a)	6	130
MOOG Inc. - Class A	5	857
MRC Global Inc. (a)	16	221
MSC Industrial Direct Co., Inc. - Class A	8	655
Mueller Industries, Inc.	18	1,441
Mueller Water Products, Inc. - Class A	25	611
MYR Group Inc. (a)	3	481
National Presto Industries, Inc.	1	139
NET Power Inc. - Class A (a) (b)	6	16
Newpark Resources, Inc. (a)	17	147
Nextracker LLC - Class A (a)	19	1,045
NN, Inc. (a)	11	23
NV5 Global, Inc. (a)	11	260
Nvent Electric Public Limited Company	7	534
NWPX Infrastructure, Inc. (a)	2	98
Omega Flex, Inc.	2	60
Openlane, Inc. (a)	18	451
Orion Group Holdings, Inc. (a)	8	71
Oshkosh Corporation	11	1,195
P.A.M. Transportation Services, Inc. (a)	4	56
Pangaea Logistics Solutions Ltd.	8	38
Park Aerospace Technologies Corp.	6	84
Park-Ohio Holdings Corp.	3	57
Parsons Corporation (a)	14	1,005
Paylocity Holding Corporation (a)	5	963
Perma-Fix Environmental Services, Inc. (a)	3	35
Perma-Pipe International Holdings, Inc. (a)	1	19
Pitney Bowes Inc.	19	210
Planet Labs Inc. - Class A (a)	30	184
Plug Power Inc. (a)	3	5
Powell Industries, Inc.	2	443
Preformed Line Products Company	1	153
Primoris Services Corporation	9	706
Proto Labs, Inc. (a)	5	186
Quad/Graphics, Inc. - Class A	8	47
Quanex Building Products Corporation	8	155
Quest Resource Holding Corporation (a)	1	3
Radiant Logistics, Inc. (a)	8	49
RBC Bearings Incorporated (a)	2	895
RCM Technologies, Inc. (a)	2	51
Regal Rexnord Corporation	4	519
Resideo Technologies, Inc. (a)	25	544
Resources Connection, Inc.	7	35
REV Group, Inc.	9	431
Robert Half Inc.	12	498
Rush Enterprises, Inc. - Class A	10	516
Rush Enterprises, Inc. - Class B	3	163
RXO Inc (a)	16	252
Ryder System, Inc.	7	1,089
Saia, Inc. (a)	2	638
Schneider National, Inc. - Class B	15	360
Science Applications International Corporation	8	881
Sensata Technologies Holding PLC	19	561
Shoals Technologies Group, Inc. - Class A (a)	20	85
Shyft Group, Inc.	8	97
Simpson Manufacturing Co., Inc.	7	1,066
SiteOne Landscape Supply, Inc. (a)	5	654
Skillsoft (US) LLC - Class A (a)	1	11
SkyWest, Inc. (a)	7	745
SPX Technologies, Inc. (a)	8	1,278
Standex International Corporation	2	305
Stanley Black & Decker, Inc.	7	471
Steelcase Inc. - Class A	17	176
Sterling Infrastructure, Inc. (a)	5	1,221
Stratasys, Inc. (a)	1	13
Sun Country Airlines Holdings, Inc. (a)	10	113
Sunrun Inc. (a)	36	291
Taskus, Inc. - Class A (a)	3	56
Taylor Devices, Inc. (a)	—	10
Tecnoglass Inc.	8	600
Tennant Company	3	253
Terex Corporation	11	500
Tetra Tech, Inc.	21	753
The AZEK Company Inc. - Class A (a)	24	1,282
Thermon Group Holdings, Inc. (a)	6	181
Timken Company, The	12	838
Titan International, Inc. (a)	12	123
Titan Machinery Inc. (a)	5	93
Toro Company, The	11	790
Transcat, Inc. (a)	2	141
Trex Company, Inc. (a)	12	669
Trinet Group, Inc.	8	586
Trinity Industries, Inc.	14	382
TrueBlue, Inc. (a)	6	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
TTEC Holdings, Inc. (a)	8	39
Tutor Perini Corporation (a)	10	470
Twin Disc, Incorporated	3	26
UFP Industries, Inc.	10	1,003
Ultralife Corporation (a)	3	24
Unifirst Corporation	2	468
Universal Logistics Holdings, Inc.	5	124
V2X, Inc. (a)	5	256
Valmont Industries, Inc.	3	1,082
Verra Mobility Corporation - Class A (a)	23	583
Vestis Corporation	22	123
Vicor Corporation (a)	5	246
Virco Mfg. Corporation	4	30
VirTra, Inc. (a)	1	11
VSE Corporation	3	454
Wabash National Corporation	9	92
Watts Water Technologies, Inc. - Class A	5	1,111
Werner Enterprises, Inc.	11	297
WESCO International, Inc.	6	1,170
Willdan Group, Inc. (a)	3	163
Willis Lease Finance Corporation	1	145
Willscot Holdings Corporation - Class A	21	576
Woodward, Inc.	2	408
Worthington Industries, Inc.	8	540
Xometry, Inc. - Class A (a)	7	220
Zurn Elkay Water Solutions Corporation	22	800
		133,321
Financials 20.6%
1st Security Bank of Washington	2	86
1st Source Corporation	4	266
Acacia Research Corporation (a)	12	43
ACNB Corporation	2	82
Affiliated Managers Group, Inc.	5	962
Alerus Financial Corporation	5	111
Amalgamated Financial Corp.	6	173
Ambac Financial Group, Inc. (a)	10	74
Amerant Bancorp Inc. - Class A	8	139
American Coastal Insurance Corporation	4	39
American Financial Group, Inc.	3	402
Ameris Bancorp	12	795
Amerisafe, Inc.	4	160
Ames National Corporation	2	43
Arrow Financial Corporation	4	93
Artisan Partners Asset Management Inc. - Class A	12	528
Associated Banc-Corp	27	663
Associated Capital Group Inc. - Class A (b)	1	23
Assurant, Inc.	2	384
Assured Guaranty Ltd.	10	855
Atlantic Union Bank	24	745
Atlanticus Holdings Corporation (a)	4	194
Avidxchange Holdings, Inc. (a)	33	320
AXIS Capital Holdings Limited	13	1,340
Axos Financial, Inc. (a)	10	787
B. Riley & Co., LLC (a) (b)	4	12
Baldwin Insurance Group, Inc., The - Class A (a)	11	481
Banc of California, Inc.	6	84
BancFirst Corporation	6	696
Bancorp, Inc., The (a)	9	527
Bank First Corporation	1	88
Bank of Hawaii Corporation	7	456
Bank of Marin Bancorp	3	78
Bank of N.T. Butterfield & Son Limited, The	8	337
Bank OZK	20	921
Bank7 Corp.	1	38
BankFinancial Corporation	3	31
BankUnited, Inc.	13	455
Bankwell Financial Group, Inc.	2	69
Banner Corporation	6	392
Bar Harbor Bankshares	3	89
Baycom Corp	3	85
BCB Bancorp, Inc.	5	41
Berkshire Hills Bancorp, Inc.	8	210
BGC Group, Inc. - Class A	64	651
Blue Foundry Bancorp (a)	6	58
Blue Ridge Bankshares, Inc. (a)	3	12
BOK Financial Corporation	10	994
Bread Financial Payments, Inc.	8	476
Bridge Investment Group Holdings Inc. - Class A	7	69
Bridgewater Bancshares, Inc. (a) (c)	5	75
Brighthouse Financial, Inc. (a)	10	553
Brightsphere Investment Group Inc.	6	228
Brookline Bancorp, Inc.	16	173
Burke & Herbert Financial Services Corp.	1	76
Business First Bancshares, Inc.	6	140
BV Financial, Inc. (a)	1	14
Byline Bancorp, Inc.	8	224
C&F Financial Corporation	1	44
Cadence Bank	30	972
Camden National Corporation	3	137
Cantaloupe, Inc. (a)	14	150
Capital Bancorp, Inc.	3	112
Capital City Bank Group, Inc.	4	145
Capitol Federal Financial	23	141
Carter Bankshares, Inc. (a)	5	92
Cass Information Systems, Inc.	3	130
Cathay General Bancorp	13	570
Central Pacific Financial Corp.	6	156
Chemung Financial Corporation	1	55
ChoiceOne Financial Services, Inc.	—	14
Citizens & Northern Corporation	4	73
City Holding Company	2	299
Civista Bancshares, Inc.	4	83
CNB Financial Corporation	4	98
CNO Financial Group, Inc.	16	608
Coastal Financial Corporation (a)	3	287
Cohen & Steers, Inc.	8	619
Colony Bankcorp, Inc.	4	64
Columbia Banking System, Inc.	19	441
Columbia Financial, Inc. (a)	16	234
Comerica Incorporated	17	996
Commerce Bancshares, Inc.	21	1,321
Community Financial System, Inc.	9	535
Community Trust Bancorp, Inc.	4	192
Community West Bancshares	4	76
ConnectOne Bancorp, Inc.	9	218
Consumer Portfolio Services, Inc. (a)	6	57
Crawford & Company - Class A	6	68
Crawford & Company - Class B	5	48
Credit Acceptance Corporation (a)	2	979
Cullen/Frost Bankers, Inc.	10	1,259
Customers Bancorp, Inc. (a)	6	341
CVB Financial Corp.	24	467
Dave Inc. - Class A (a)	2	545
Diamond Hill Investment Group, Inc. - Class A	1	82
DigitalBridge Group, Inc. - Class A	30	315
Dime Community Bancshares, Inc.	8	208
Donegal Group Inc. - Class A	6	126
Donnelley Financial Solutions, Inc. (a)	5	301
Eagle Bancorp Montana, Inc.	1	24
Eagle Bancorp, Inc.	6	112
Eastern Bankshares, Inc.	35	537
eHealth, Inc. (a)	7	28
Employers Holdings, Inc.	5	235
Enact Holdings, Inc.	8	302
Encore Capital Group, Inc. (a)	4	166
Enova International, Inc. (a)	5	530
Enstar Group Limited (a)	2	547
Enterprise Bancorp, Inc.	3	105
Enterprise Financial Services Corp.	7	363
Equity Bancshares, Inc. - Class A	3	143
Esquire Financial Holdings, Inc.	2	167
Essent Group Ltd.	17	1,018
Euronet Worldwide, Inc. (a)	7	729
Evercore Inc. - Class A	5	1,220
EVERTEC, Inc.	10	378
EZCORP, Inc. - Class A (a)	10	140
F&G Annuities & Life, Inc.	2	51
F.N.B. Corporation	61	882
Farmers & Merchants Bancorp, Inc.	2	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Farmers National Banc Corp.	7	101
FB Financial Corporation	8	354
Federal Agricultural Mortgage Corporation - Class C	2	338
Federated Hermes, Inc. - Class B	14	614
Fidelis Insurance Holdings Limited	5	88
Fidelity D&D Bancorp, Inc.	—	10
Finance of America Companies Inc. - Class A (a)	1	13
Financial Institutions, Inc.	4	99
First American Financial Corporation	16	970
First Bancorp	7	311
First Bancorp, Inc., The	3	68
First Bancorp.	30	635
First Bank of New Jersey	4	55
First Busey Corporation	16	358
First Business Financial Services, Inc.	2	88
First Commonwealth Financial Corporation	17	283
First Community Bancshares, Inc.	4	158
First Community Corporation	1	26
First Financial Bancorp.	16	400
First Financial Bankshares, Inc.	23	839
First Financial Corporation	2	131
First Foundation Inc. (a)	15	78
First Hawaiian, Inc.	21	531
First Horizon Corporation	46	971
First Internet Bancorp	2	60
First Interstate BancSystem, Inc. - Class A	18	514
First Merchants Corporation	10	387
First Mid Bancshares, Inc.	4	156
First Savings Financial Group, Inc.	1	19
First United Corporation	—	15
First Western Financial, Inc. (a)	3	56
FirstCash, Inc.	8	1,030
Firstsun Capital Bancorp (a)	1	22
Five Star Bancorp	3	83
Flagstar Financial, Inc.	48	512
Flushing Financial Corporation	7	88
Flywire Corporation (a)	19	221
Fulton Financial Corporation	29	527
Fundamental Global Inc. (a)	—	2
FVCBankcorp, Inc. (a)	1	8
GCM Grosvenor Inc. - Class A	5	55
Genworth Financial, Inc. - Class A (a)	71	549
German American Bancorp, Inc.	7	255
Glacier Bancorp, Inc.	19	814
Globe Life Inc.	7	930
GoHealth, Inc. - Class A (a)	1	6
Goosehead Insurance, Inc. - Class A	4	418
Great Southern Bancorp, Inc.	2	146
Green Dot Corporation - Class A (a)	11	120
Greene County Bancorp, MHC	2	53
Greenlight Capital Re, Ltd. - Class A (a)	7	108
Guaranty Bancshares, Inc.	3	113
Hagerty, Inc. - Class A (a)	7	67
Hamilton Lane Incorporated - Class A	6	873
Hancock Whitney Corporation	14	819
Hanmi Financial Corporation	6	159
Hanover Insurance Group Inc, The	6	1,003
HarborOne Bancorp, Inc.	8	99
HBT Financial, Inc.	6	143
HCI Group, Inc.	2	310
Hennessy Advisors, Inc. (b)	1	9
Heritage Commerce Corp	13	124
Heritage Financial Corporation	7	158
Heritage Global Solutions, Inc. (a)	6	13
Heritage Insurance Holdings, Inc. (a)	6	162
Hingham Institution For Savings, The	—	118
Hippo Holdings Inc. (a)	2	44
Home Bancorp, Inc.	2	87
Home BancShares, Inc.	33	931
HomeStreet, Inc. (a)	4	57
Hometrust Bancshares, Inc.	2	83
Hope Bancorp, Inc.	23	248
Horace Mann Educators Corporation	7	309
Horizon Bancorp, Inc.	9	138
Houlihan Lokey, Inc. - Class A	2	288
Independence Holdings, LLC	19	1,105
Independent Bank Corp.	7	459
Independent Bank Corporation	5	147
International Bancshares Corporation	10	694
International Money Express Inc. (a)	7	66
Invesco Ltd.	53	838
Investar Holding Corporation	2	43
Investors Title Company	—	83
James River Group, Inc.	9	50
Janus Henderson Group PLC	25	984
Jefferies Financial Group Inc.	6	305
Kearny Financial Corp	14	90
Kestrel Group Ltd (a)	1	29
Kingstone Companies, Inc. (a)	1	22
Kinsale Capital Group, Inc.	1	612
Lakeland Financial Corporation	4	276
Lazard, Inc.	14	687
LCNB Corp.	3	39
LendingClub Corporation (a)	18	215
LendingTree, Inc. (a)	3	108
Lincoln National Corporation	22	767
Live Oak Bancshares, Inc.	8	228
Loandepot, Inc. - Class A (a)	15	19
Mainstreet Bancshares, Inc. (b)	1	27
MarketAxess Holdings Inc.	5	1,064
Marqeta, Inc. - Class A (a)	75	435
Mercantile Bank Corporation	3	151
Merchants Bancorp, Inc.	7	247
Mercury General Corporation	9	629
Meridian Bank	3	36
Metrocity Bankshares, Inc.	5	132
Metropolitan Bank Holding Corp. (a)	2	140
MGIC Investment Corporation	39	1,091
Mid Penn Bancorp, Inc.	3	90
Middlefield Banc Corp.	—	15
Midland States Bancorp, Inc.	5	83
MidWestOne Financial Group, Inc.	4	123
Moelis & Company - Class A	9	576
Mr. Cooper Group Inc. (a)	10	1,540
MVB Financial Corp.	3	66
National Bank Holdings Corporation - Class A	6	238
National Bankshares, Inc.	1	26
Navient Corporation	18	260
NBT Bancorp Inc.	9	381
NCR Atleos Corporation (a)	12	331
Nelnet, Inc. - Class A	5	547
Nerdwallet, Inc. - Class A (a)	7	79
NI Holdings Inc. (a)	3	41
Nicholas Financial, Inc. (a)	2	10
Nicolet Bankshares, Inc.	3	338
NMI Holdings, Inc. - Class A (a)	14	589
Northeast Bank	2	147
Northeast Community Bancorp, Inc.	3	60
Northfield Bancorp Inc.	8	93
Northrim Bancorp, Inc.	1	105
Northwest Bancshares, Inc.	23	289
Norwood Financial Corp.	2	42
Oak Valley Bancorp.	1	15
OceanFirst Financial Corp.	11	199
OFG Bancorp	8	353
Old National Bancorp	53	1,135
Old Republic International Corporation	31	1,193
Old Second Bancorp, Inc.	9	154
Onity Group Inc. (a)	2	67
OP Bancorp	2	32
Open Lending Corporation - Class A (a)	19	37
Oportun Financial Corporation (a)	8	60
Oppenheimer Holdings Inc. - Class A	2	134
OppFi Inc. - Class A (b)	3	40
Orange County Bancorp, Inc.	1	21
Origin Bancorp, Inc.	5	173
Orrstown Financial Services, Inc.	4	118
P.C.B. Bancorp, Inc.	3	73
Pacific Premier Bancorp, Inc.	16	345
Palomar Holdings, Inc. (a)	4	679
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Park National Corporation	3	511
Parke Bancorp, Inc.	3	60
Pathward Financial, Inc.	5	359
Paymentus Holdings, Inc. - Class A (a)	4	135
Payoneer Global Inc. (a)	59	402
Paysafe Limited (a)	10	132
Paysign, Inc. (a)	8	59
Peapack-Gladstone Financial Corporation	3	97
Penns Woods Bancorp, Inc.	2	51
PennyMac Financial Services, Inc.	9	856
Peoples Bancorp Inc.	7	202
Peoples Bancorp of North Carolina, Inc.	—	13
Peoples Financial Services Corp.	2	77
Perella Weinberg Partners - Class A	3	60
Pinnacle Financial Partners, Inc.	12	1,371
Piper Sandler Companies	3	824
PJT Partners Inc. - Class A	4	625
Plumas Bancorp	1	24
Ponce Financial Group, Inc. (a)	5	71
Popular, Inc.	11	1,243
PRA Group, Inc. (a)	7	104
Preferred Bank	2	212
Primerica, Inc.	4	1,150
Primis Financial Corp.	6	60
Princeton Bancorp, Inc.	1	44
Priority Technology Holdings, Inc. (a)	6	49
ProAssurance Corporation (a)	12	267
PROG Holdings, Inc.	8	231
Prosperity Bancshares, Inc.	13	939
Provident Bancorp Inc. (a)	2	30
Provident Financial Services, Inc.	24	416
QCR Holdings, Inc.	3	222
Radian Group Inc.	22	807
RBB Bancorp	5	78
Red River Bancshares, Inc.	1	88
Regional Management Corp.	2	64
Remitly Global, Inc. (a)	27	504
Renasant Corporation	16	577
Repay Holdings Corporation - Class A (a)	17	84
Republic Bancorp, Inc. - Class A	3	243
Richmond Mutual Bancorporation, Inc.	3	40
Riverview Bancorp, Inc.	3	15
RLI Corp.	15	1,084
Root LLC - Class A (a)	1	146
S & T Bancorp, Inc.	7	249
Safety Insurance Group, Inc.	3	200
Seacoast Banking Corporation of Florida	14	383
Security National Financial Corporation - Class A (a)	4	35
SEI Investments Company	11	1,008
Selective Insurance Group, Inc.	10	860
SelectQuote, Inc. (a)	19	45
ServisFirst Bancshares, Inc.	9	709
Shift4 Payments, LLC - Class A (a) (b)	9	916
Shore Bancshares, Inc.	7	103
Sierra BanCorp	3	89
Silvercrest Asset Management Group Inc. - Class A	2	36
Simmons First National Corporation - Class A	22	423
SiriusPoint Ltd. (a)	22	448
Skyward Specialty Insurance Group, Inc. (a)	6	341
SLM Corporation	35	1,133
Smartfinancial, Inc.	4	126
South Plains Financial, Inc.	3	115
Southern First Bancshares, Inc. (a)	2	82
Southern Missouri Bancorp, Inc.	2	135
Southern States Bancshares, Inc.	2	60
Southside Bancshares, Inc.	6	168
Southstate Corporation	17	1,525
Stellar Bancorp, Inc.	8	235
Stewart Information Services Corporation	5	307
Stifel Financial Corp.	9	928
Stock Yards Bancorp, Inc.	5	409
StoneX Group Inc. (a)	8	739
Synovus Financial Corp.	23	1,185
Texas Capital Bancshares, Inc. (a)	8	626
TFS Financial Corporation	28	361
The Western Union Company	55	465
Third Coast Bancshares, Inc. (a)	2	57
Timberland Bancorp, Inc.	2	70
Tiptree Inc.	8	181
Tompkins Financial Corporation	3	174
TowneBank	13	440
TriCo Bancshares	6	234
Triumph Financial, Inc. (a)	4	232
Trupanion, Inc. (a)	6	333
Trustco Bank Corp N Y	4	125
Trustmark Corporation	11	394
UMB Financial Corporation	12	1,311
United Bankshares, Inc.	24	859
United Community Banks, Inc.	20	590
United Fire Group, Inc.	5	149
Unity Bancorp, Inc.	2	91
Universal Insurance Holdings, Inc.	6	153
Univest Financial Corporation	6	180
USCB Financial Holdings, Inc. - Class A	1	9
Usio, Inc. (a)	5	7
Valley National Bancorp	92	818
Value Line, Inc. (b)	—	19
Velocity Financial Inc. (a)	1	19
Veritex Holdings, Inc.	8	221
Victory Capital Holdings, Inc. - Class A	9	598
Virginia National Bankshares Corporation	—	12
Virtu Financial, Inc. - Class A	15	685
Virtus Investment Partners, Inc.	1	209
Voya Financial, Inc.	12	831
WAFD, Inc.	14	418
Walker & Dunlop, Inc.	6	420
Washington Trust Bancorp, Inc.	4	100
Waterstone Financial, Inc.	5	74
Webster Financial Corporation	17	913
WesBanco, Inc.	16	515
West Bancorporation, Inc.	5	96
Westamerica Bancorporation	5	219
Western Alliance Bancorporation	13	1,050
Western New England Bancorp, Inc.	6	56
Westwood Holdings Group, Inc.	2	32
Wex, Inc. (a)	5	676
White Mountains Insurance Group Ltd	—	770
Wintrust Financial Corporation	11	1,351
WisdomTree, Inc.	27	306
World Acceptance Corporation (a)	1	195
WSFS Financial Corporation	11	585
Zions Bancorporation, National Association	23	1,214
Zurich American Corporation	10	671
		131,003
Consumer Discretionary 14.8%
1-800-Flowers.com, Inc. - Class A (a) (b)	5	26
1stdibs.com, Inc. (a)	7	18
Abercrombie & Fitch Co. - Class A (a)	7	551
Academy Sports & Outdoors, Inc.	13	602
Accel Entertainment, Inc. (a)	14	168
Acushnet Holdings Corp.	11	837
Adient Public Limited Company (a)	15	288
ADT, Inc.	104	882
Adtalem Global Education Inc. (a)	7	875
Advance Auto Parts, Inc.	7	331
Allbirds, Inc. - Class A (a)	—	3
A-Mark Precious Metals, Inc.	5	116
American Axle & Manufacturing Holdings, Inc. (a)	22	90
American Eagle Outfitters, Inc.	33	319
American Outdoor Brands, Inc. (a)	3	35
American Public Education, Inc. (a)	4	116
America's Car Mart, Inc. (a)	2	94
Ammo, Inc. (a) (b)	16	20
Aramark	29	1,201
Arhaus, Inc. - Class A (a)	9	76
Ark Restaurants Corp. (a)	1	5
ARKO Corp. - Class A	23	97
Asbury Automotive Group, Inc. (a)	3	812

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Autoliv, Inc.	9	1,049
AutoNation, Inc. (a)	6	1,233
Bassett Furniture Industries, Incorporated	2	35
Bath & Body Works, Inc.	26	779
Beazer Homes USA, Inc. (a)	5	118
Beyond, Inc. (a)	5	38
Biglari Holdings Inc. - Class A (a)	—	13
Biglari Holdings Inc. - Class B (a)	—	129
Birkenstock Holding PLC (a)	13	619
BJ's Restaurants, Inc. (a)	4	186
Bloomin' Brands, Inc.	15	127
Boot Barn Holdings, Inc. (a)	5	768
BorgWarner Inc.	31	1,042
Bowlero Corp. - Class A (b)	5	47
Boyd Gaming Corporation	1	104
Bright Horizons Family Solutions, Inc. (a)	9	1,156
Brinker International, Inc. (a)	9	1,556
Brunswick Corporation	11	601
Build-A-Bear Workshop, Inc.	3	159
Caesars Entertainment, Inc. (a)	25	713
Caleres, Inc.	8	96
Camping World Holdings, Inc. - Class A	10	180
Capri Holdings Limited (a)	15	273
CarMax, Inc. (a)	12	815
Carriage Services, Inc.	3	140
Carter's, Inc.	6	194
CAVA Group, Inc. (a)	9	745
Cavco Industries, Inc. (a)	2	667
Century Communities, Inc.	5	297
Cheesecake Factory Incorporated, The (b)	8	525
Chegg, Inc. (a)	22	26
Choice Hotels International, Inc. (b)	7	853
Churchill Downs Incorporated	8	813
Citi Trends, Inc. (a)	2	65
CLARUS Corporation	9	32
Columbia Sportswear Company	9	563
Contextlogic Inc. - Class A (a)	4	24
Cooper-Standard Holdings Inc. (a)	4	80
Coursera, Inc. (a)	27	236
Cracker Barrel Old Country Store, Inc.	4	223
Cricut, Inc. - Class A	2	14
Crocs, Inc. (a)	8	861
Culp, Inc. (a)	2	8
Dana Incorporated	25	428
Dave & Buster's Entertainment, Inc. (a) (b)	7	205
Denny's Corporation (a)	12	51
Designer Brands Inc. - Class A	10	23
Destination XL Group, Inc. (a)	16	17
Dillard's, Inc. - Class A (b)	2	731
Dine Brands Global, Inc.	3	73
Dorman Products, Inc. (a)	5	649
Dream Finders Homes, Inc. - Class A (a)	5	113
Duluth Holdings Inc. - Class B (a)	6	13
Dutch Bros Inc. - Class A (a)	11	779
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	7	76
Escalade, Incorporated	3	43
Ethan Allen Interiors Inc.	5	144
ETSY, Inc. (a)	13	631
European Wax Center, Inc. - Class A (a)	8	45
FIGS, Inc. - Class A (a)	29	163
First Watch Restaurant Group, Inc. (a)	10	157
Five Below, Inc. (a)	7	857
Flexsteel Industries, Inc.	1	42
Floor & Decor Holdings, Inc. - Class A (a)	10	793
Foot Locker, Inc. (a)	16	383
Fossil Group, Inc. (a)	1	1
Fox Factory Holding Corp. (a)	7	188
Frontdoor, Inc. (a)	7	391
Full House Resorts, Inc. (a)	8	30
Gap, Inc., The	62	1,346
Garrett Motion Inc.	36	374
Genesco Inc. (a)	3	50
Gentex Corporation	29	634
Gentherm Incorporated (a)	5	153
G-III Apparel Group, Ltd. (a)	9	198
Global Business Travel Group, Inc. - Class A (a)	11	70
Golden Entertainment, Inc.	4	104
Gopro Inc. - Class A (a)	13	10
Graham Holdings Co., Ltd. - Class B	1	624
Grand Canyon Education, Inc. (a)	5	929
Green Brick Partners, Inc. (a)	7	464
Group 1 Automotive, Inc.	3	1,111
Groupon, Inc. (a)	2	72
GrowGeneration Corp. (a)	4	4
Guess ?, Inc. (b)	10	119
H & R Block, Inc.	22	1,201
Hamilton Beach Brands Holding Company - Class A	1	15
Hanesbrands Inc. (a)	60	274
Harley-Davidson, Inc.	20	464
Hasbro, Inc.	21	1,531
Haverty Furniture Companies, Inc.	3	71
Helen of Troy Limited (a)	4	118
Hilton Grand Vacations Inc. (a)	15	642
Holley Inc. (a)	17	35
Hooker Furnishings Corporation	3	32
Hovnanian Enterprises, Inc. - Class A (a)	1	104
Inspired Entertainment, Inc. (a)	4	32
Installed Building Products, Inc.	5	831
International Game Technology PLC	28	438
J.jill, Inc.	2	35
JAKKS Pacific, Inc.	2	46
Johnson Outdoors Inc. - Class A	2	66
KB Home	12	638
Kohl's Corporation	15	124
Kontoor Brands, Inc.	10	630
Krispy Kreme, Inc. (b)	29	84
Kura Sushi USA, Inc. - Class A (a)	2	182
Lakeland Industries, Inc.	2	22
Lands' End, Inc. (a)	7	71
Latham Group, Inc. (a)	19	124
Laureate Education, Inc. - Class A (a)	26	599
La-Z-Boy Incorporated	8	280
LCI Industries	4	399
Lear Corporation	7	670
Legacy Housing Corporation (a)	4	101
Leggett & Platt, Incorporated	22	196
Leslie's, Inc. (a)	28	12
Levi Strauss & Co. - Class A	15	278
LGI Homes, Inc. (a)	4	210
Life Time Group Holdings, Inc. (a)	28	845
Lifetime Brands, Inc.	5	27
Light & Wonder, Inc. (a)	10	915
Lincoln Educational Services Corporation (a)	7	151
Lindblad Expeditions, LLC (a)	11	124
Lithia Motors, Inc. - Class A	3	1,137
LKQ Corporation	20	733
Lovesac Company, The (a)	4	67
Lucid Group, Inc. (a) (b)	75	158
M/I Homes, Inc. (a)	2	233
Macy's, Inc.	45	522
Malibu Boats, Inc. - Class A (a)	4	110
Marine Products Corporation (b)	6	47
MarineMax, Inc. (a)	4	107
Marriott Vacations Worldwide Corporation	6	449
MasterCraft Boat Holdings, Inc. (a)	4	68
Mattel, Inc. (a)	46	912
Matthews International Corporation - Class A	6	139
Meritage Homes Corporation	5	313
MGM Resorts International (a)	3	90
Mister Car Wash, Inc. (a)	46	276
Modine Manufacturing Company (a)	9	894
Mohawk Industries, Inc. (a)	8	882
Monarch Casino & Resort, Inc.	2	179
Monro, Inc.	5	76
Motorcar Parts of America, Inc. (a)	5	53
Movado Group, Inc.	4	58
Murphy USA Inc.	2	797
Nathan's Famous, Inc.	1	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
National Vision Holdings, Inc. (a)	14	322
Newell Brands Inc.	57	309
Nishka, Inc. - Class A (a)	8	36
Norwegian Cruise Line Holdings Ltd. (a)	45	908
ODP Corporation, The (a)	7	127
Ollie's Bargain Outlet Holdings, Inc. (a)	10	1,333
OneSpaWorld Holdings Limited	17	356
Onewater Marine Inc. - Class A (a) (b)	2	30
Oxford Industries, Inc.	3	111
Papa John's International, Inc.	6	283
Patrick Industries, Inc.	6	549
PENN Entertainment, Inc. (a)	24	430
Penske Automotive Group, Inc.	1	120
Perdoceo Education Corporation	11	372
Petco Health And Wellness Company, Inc. - Class A (a)	22	62
PetMed Express, Inc. (a) (b)	5	16
Phinia Inc.	7	292
Planet Fitness, Inc. - Class A (a)	12	1,317
PlayAGS, Inc. (a)	7	86
Polaris Inc.	7	270
Portillo's Inc. - Class A (a)	10	118
Potbelly Corporation (a)	7	85
Purple Innovation, Inc. (a)	4	3
Pursuit Attractions And Hospitality, Inc. (a)	4	128
PVH Corp.	8	551
Quantumscape Battery, Inc. - Class A (a) (b)	77	515
RCI Hospitality Holdings, Inc.	2	70
Red Rock Resorts, Inc. - Class A	8	431
Revolve Group Inc. - Class A (a)	7	144
RH (a)	3	557
Rocky Brands, Inc.	1	21
Rush Street Interactive, Inc. - Class A (a)	7	101
Sabre Corporation (a)	63	200
Sally Beauty Holdings, Inc. (a)	18	168
Savers Value Village, Inc. (a)	3	32
Shake Shack, Inc. - Class A (a)	7	939
Shoe Carnival, Inc.	6	115
Signet Jewelers Limited	7	562
Skechers U.S.A., Inc. - Class A (a)	13	819
Skyline Champion Corporation (a)	9	593
Sleep Number Corporation (a)	5	33
Smith & Wesson Brands, Inc.	9	77
Soho House & Co Inc. - Class A (a) (b)	6	46
Solo Brands, Inc. - Class A (a) (b)	—	—
Somnigroup International Inc.	15	990
Sonic Automotive, Inc. - Class A	4	314
Sonos, Inc. (a)	21	230
Sportsman's Warehouse Holdings, Inc. (a)	11	37
Standard Motor Products, Inc.	4	117
Steven Madden, Ltd.	13	302
Stitch Fix, Inc. - Class A (a)	19	72
Stoneridge, Inc. (a)	6	46
Strategic Education, Inc.	4	338
Strattec Security Corporation (a)	1	53
Stride, Inc. (a)	8	1,141
Sturm, Ruger & Company, Inc.	2	76
Superior Group of Companies, Inc.	3	36
Sweetgreen, Inc. - Class A (a)	17	254
Sypris Solutions, Inc. (a)	3	6
Target Hospitality Corp. (a)	1	10
Taylor Morrison Home II Corporation - Class A (a)	17	1,020
The Buckle, Inc.	9	390
The Cato Corporation - Class A	5	13
The Goodyear Tire & Rubber Company (a)	48	496
The Wendy's Company	32	364
Thor Industries, Inc.	8	755
Tile Shop Holdings, Inc. (a)	10	62
Tilly's, Inc. - Class A (a) (b)	4	6
Toll Brothers, Inc.	3	360
TopBuild Corp. (a)	3	910
Topgolf Callaway Brands Corp. (a)	32	259
Travel + Leisure Co.	11	580
TRI Pointe Homes Holdings, Inc. (a)	17	538
Udemy, Inc. (a)	5	33
Under Armour, Inc. - Class A (a)	32	221
Under Armour, Inc. - Class C (a)	35	229
Unifi, Inc. (a)	4	23
United Parks And Resorts Inc. (a)	10	460
Universal Electronics Inc. (a)	3	22
Universal Technical Institute, Inc. (a)	10	351
Upbound Group, Inc.	10	249
Urban Outfitters, Inc. (a)	15	1,108
V.F. Corporation	49	573
Vail Resorts, Inc.	6	877
Valvoline, Inc. (a)	22	852
Vera Bradley, Inc. (a)	8	17
Victoria's Secret & Co. (a)	13	241
Vince Holding Corp. (a)	1	1
Visteon Corporation (a)	5	449
Warby Parker Inc. - Class A (a)	17	376
Wayfair Inc. - Class A (a)	2	94
Weyco Group, Inc.	3	84
Whirlpool Corporation	7	707
Wingstop Inc.	2	593
Winmark Corporation	1	233
Winnebago Industries, Inc.	5	150
Wolverine World Wide, Inc.	11	202
Wyndham Hotels & Resorts, Inc.	12	985
Wynn Resorts, Limited	13	1,261
XPEL, Inc. (a)	4	150
YETI Holdings, Inc. (a)	14	429
Zumiez Inc. (a)	4	53
		94,501
Information Technology 11.8%
8X8, Inc. (a)	16	32
908 Devices Inc. (a) (b)	5	39
A10 Networks, Inc.	13	256
Access Newswire Inc. (a)	1	11
ACI Worldwide, Inc. (a)	19	850
Adeia Inc.	19	266
Adtran Holdings, Inc. (a)	5	41
Advanced Energy Industries, Inc.	6	833
Aehr Test Systems (a) (b)	6	74
Agilysys, Inc. (a)	4	462
Airgain, Inc. (a)	2	9
Alarm.Com Holdings, Inc. (a)	9	485
Alkami Technology, Inc. (a)	3	84
Allegro Microsystems Inc. (a)	22	761
Alpha and Omega Semiconductor Limited (a)	6	147
Ambarella Inc. (a)	6	395
Amdocs Limited	12	1,069
Amkor Technology, Inc.	40	847
Amplitude Inc. - Class A (a)	2	27
Amtech Systems, Inc. (a)	3	14
AppFolio, Inc. - Class A (a)	3	651
Applied Optoelectronics, Inc. (a) (b)	6	160
Arrow Electronics, Inc. (a)	9	1,104
ASGN Incorporated (a)	8	389
AstroNova, Inc. (a)	—	6
AvePoint, Inc. - Class A (a)	30	582
Aviat Networks, Inc. (a)	3	69
Avnet, Inc.	14	744
Aware Inc. (a)	5	9
Axcelis Technologies, Inc. (a)	5	378
Backblaze Inc. - Class A (a)	3	16
Badger Meter, Inc.	5	1,192
Bel Fuse Inc. - Class B	2	239
Belden Inc.	7	781
Benchmark Electronics, Inc.	7	269
Bill Holdings, Inc. (a)	13	621
Bit Digital, Inc. (a)	9	21
Bk Technologies, Inc. (a)	—	10
Blackbaud, Inc. (a)	9	547
Blackline, Inc. (a)	8	470
Box, Inc. - Class A (a)	24	804
C3.ai, Inc. - Class A (a)	5	126
Calix, Inc. (a)	11	586
CCC Intelligent Solutions Holdings Inc. (a)	76	713

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Cerence Inc. (a) (b)	7	67
CEVA Inc. (a)	5	119
Ciena Corporation (a)	14	1,153
Cipher Mining Inc. (a) (b)	12	57
Cirrus Logic, Inc. (a)	9	961
Cleanspark Inc. (a) (b)	21	233
Clear Secure, Inc. - Class A	13	359
Clearfield, Inc. (a)	1	55
Clearwater Analytics Holdings, Inc. - Class A (a)	6	133
Climb Global Solutions, Inc.	1	125
Coda Octopus Group, Inc. (a) (b)	1	9
Cognex Corporation	21	659
Coherent Corp. (a)	4	370
Cohu, Inc. (a)	8	154
CommScope Holding Company, Inc. (a)	7	60
CommVault Systems, Inc. (a)	7	1,243
Comtech Telecommunications Corp. (a)	8	19
Consensus Cloud Solutions, Inc. (a)	4	94
CoreCard Corporation (a)	1	42
Corsair Gaming, Inc. (a)	12	115
CPI Card Group Inc. (a)	2	52
Crane Nxt, Co.	8	454
Credo Technology Group Holding Ltd (a)	3	299
Crexendo, Inc. (a)	2	13
CS Disco, Inc. (a)	13	57
CSP, Inc.	1	9
CTS Corporation	5	228
Daily Journal Corporation (a)	—	107
Daktronics, Inc. (a)	11	169
Diebold Nixdorf, Incorporated (a)	4	231
Digi International Inc. (a)	7	229
Digital Turbine USA, Inc. (a)	14	84
DigitalOcean Holdings, Inc. (a)	13	362
Diodes Incorporated (a)	8	412
Dolby Laboratories, Inc. - Class A	7	536
Dropbox, Inc. - Class A (a)	29	836
DXC Technology Company (a)	29	451
E2open Parent Holdings, Inc. - Class A (a)	37	118
Eastman Kodak Company (a)	14	78
Egain Corporation (a)	9	56
Enphase Energy, Inc. (a)	15	602
EPAM Systems, Inc. (a)	4	632
ePlus inc. (a)	5	332
EverCommerce Inc. (a)	1	5
Everspin Technologies, Inc. (a)	5	32
Evolv Technologies Holdings, Inc. - Class A (a)	4	23
Fabrinet (a)	6	1,643
FARO Technologies, Inc. (a)	4	181
Fastly, Inc. - Class A (a)	24	170
Five9, Inc. (a)	6	166
Formfactor, Inc. (a)	13	436
Frequency Electronics, Inc.	1	27
Freshworks, Inc. - Class A (a)	30	453
Globant S.A. (a)	5	484
Grid Dynamics Holdings, Inc. - Class A (a)	15	171
GSI Technology, Inc. (a)	3	12
Hackett Group, Inc., The	6	143
Harmonic, Inc. (a)	20	189
I3 Verticals, Inc. - Class A (a)	5	130
Ichor Holdings, Ltd. (a)	6	125
Identiv, Inc. (a)	6	18
Indie Semiconductor, Inc. - Class A (a) (b)	27	97
Informatica Inc. - Class A (a)	23	570
Information Services Group, Inc.	11	54
Inseego Corp. (a)	1	11
Insight Enterprises, Inc. (a)	6	812
Intapp US, Inc. (a)	2	115
InterDigital, Inc.	5	1,121
inTEST Corporation (a)	3	19
IPG Photonics Corporation (a)	7	489
Itron, Inc. (a)	8	996
JAMF Holding Corp. (a)	21	197
JFROG Ltd (a)	14	622
Kimball Electronics Group, LLC (a)	5	103
Knowles Corporation (a)	16	276
Kulicke and Soffa Industries, Inc.	9	302
KVH Industries, Inc. (a)	5	24
Kyndryl Holdings, Inc. (a)	38	1,594
Lantronix, Inc. (a)	11	30
Lattice Semiconductor Corporation (a)	17	814
Life360, Inc. (a)	1	47
Littelfuse, Inc.	4	813
LiveRamp Holdings, Inc. (a)	12	393
Lumentum Holdings Inc. (a)	9	858
MACOM Technology Solutions Holdings, Inc. (a)	11	1,570
Magnachip Semiconductor Corporation (a)	12	47
MaxLinear, Inc. (a)	16	223
MeridianLink, Inc. (a)	11	179
Methode Electronics, Inc.	6	59
Mirion Technologies (US), Inc. - Class A (a)	34	728
Mitek Systems, Inc. (a)	10	96
MKS Inc.	8	810
N-Able, Inc. (a)	30	242
Napco Security Technologies, Inc.	6	180
Navitas Semiconductor USA, Inc. (a)	16	102
nCino OpCo, Inc. (a)	13	365
NCR Voyix Corporation (a)	23	273
NETGEAR, Inc. (a)	7	190
NetScout Systems, Inc. (a)	12	307
Network-1 Technologies, Inc.	3	3
Nlight, Inc. (a)	9	185
Novanta Inc. (a)	6	774
NVE Corporation	1	65
Olo Inc. - Class A (a)	19	166
ON24, Inc. (a)	10	56
One Stop Systems, Inc. (a)	1	5
OneSpan Inc.	8	132
Onto Innovation Inc. (a)	6	647
Ooma, Inc. (a)	6	79
OSI Systems, Inc. (a)	3	681
Ouster, Inc. - Class A (a)	6	138
PAR Technology Corporation (a)	6	418
PC Connection, Inc.	5	314
PDF Solutions, Inc. (a)	8	180
Pegasystems Inc.	22	1,171
Penguin Solutions, Inc. (a)	9	179
Photronics, Inc. (a)	12	219
Plexus Corp. (a)	5	651
Power Integrations, Inc.	10	534
Powerfleet Inc. (a)	18	76
Progress Software Corporation	7	470
Q2 Holdings, Inc. (a)	8	721
Qorvo, Inc. (a)	15	1,264
Qualys, Inc. (a)	6	861
Rambus Inc. (a)	18	1,135
Rapid7, Inc. (a)	6	137
Red Violet, Inc.	3	132
Research Solutions, Inc. (a)	3	9
Ribbon Communications Inc. (a)	38	151
Richardson Electronics, Ltd.	2	21
Rimini Street, Inc. (a)	2	7
RingCentral, Inc. - Class A (a)	11	318
Riot Platforms, Inc. (a) (b)	25	288
Rogers Corporation (a)	3	207
Sanmina Corporation (a)	9	873
Sapiens International Corporation N.V.	9	258
ScanSource, Inc. (a)	4	183
Semrush Holdings, Inc. - Class A (a)	17	154
SentinelOne, Inc. - Class A (a)	36	659
Silicon Laboratories Inc. (a)	5	756
Sitime Corporation (a)	3	553
Skywater Technology, Inc. (a) (b)	6	55
Skyworks Solutions, Inc.	9	694
SmartRent, Inc. - Class A (a)	12	12
Soundthinking, Inc. (a)	3	42
Sprinklr, Inc. - Class A (a)	23	192
SPS Commerce, Inc. (a)	6	849
Synaptics Incorporated (a)	7	430
Synchronoss Technologies, Inc. (a)	1	4
TD SYNNEX Corporation	3	456

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Telos Corporation (a)	17	54
Teradata Corporation (a)	15	341
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	17	705
Turtle Beach Corporation (a)	2	25
Uipath, Inc. - Class A (a)	50	645
Ultra Clean Holdings, Inc. (a)	8	188
Unisys Corporation (a)	15	66
Unity Software Inc. (a)	44	1,072
Universal Display Corporation	6	876
Veeco Instruments Inc. (a)	10	201
Verint Systems Inc. (a)	11	216
Vertex, Inc. - Class A (a)	10	356
Viant Technology Inc. - Class A (a)	3	35
Viavi Solutions Inc. (a)	39	391
Vishay Intertechnology, Inc.	21	339
Vishay Precision Group, Inc. (a)	3	75
Vontier Corporation	24	887
Xerox Holdings Corporation (b)	22	115
Xperi Inc. (a)	9	67
Yext, Inc. (a)	22	190
Zeta Global Holdings Corp. - Class A (a)	15	228
		75,336
Health Care 10.5%
10X Genomics, Inc. - Class A (a)	13	148
4D Molecular Therapeutics, Inc. (a)	2	8
89Bio, Inc. (a)	5	48
Aadi Bioscience, Inc. (a)	6	11
AbSci, LLC (a) (b)	18	47
AC Immune SA (a)	2	3
Acadia Healthcare Company, Inc. (a)	15	348
ACADIA Pharmaceuticals Inc. (a)	15	333
Accuray Incorporated (a)	25	34
Aclaris Therapeutics, Inc. (a)	9	13
Actinium Pharmaceuticals, Inc. (a)	5	7
Acumen Pharmaceuticals, Inc. (a)	2	2
AdaptHealth LLC - Class A (a)	18	166
Adaptive Biotechnologies Corporation (a)	24	285
Addus HomeCare Corporation (a)	3	353
ADMA Biologics, Inc. (a)	45	821
Adverum Biotechnologies, Inc. (a)	2	5
Agilon Health Management, Inc. (a)	10	23
Agios Pharmaceuticals, Inc. (a)	6	211
Akebia Therapeutics, Inc. (a)	23	82
Akero Therapeutics Inc. (a)	4	198
Aldeyra Therapeutics, Inc. (a)	17	65
Alector, Inc. (a)	17	24
Alkermes Public Limited Company (a)	27	784
Allogene Therapeutics, Inc. (a) (b)	40	46
Altimmune, Inc. (a)	6	24
Alumis Inc. (a)	4	11
Amedisys, Inc. (a)	6	600
American Well Corporation - Class A (a)	2	15
AMN Healthcare Services, Inc. (a)	7	149
Amneal Pharmaceuticals, Inc. - Class A (a)	53	429
Amphastar Pharmaceuticals, Inc. (a)	8	184
AngioDynamics, Inc. (a)	8	82
ANI Pharmaceuticals, Inc. (a)	4	245
Anika Therapeutics, Inc. (a)	4	40
Annexon, Inc. (a)	13	32
Apyx Medical Corporation (a)	7	15
Aravas Inc. (a) (b)	2	5
Arcellx Inc. (a)	4	289
Arcturus Therapeutics Holdings Inc. (a)	6	81
Arcus Biosciences, Inc. (a)	15	125
Arrowhead Pharmaceuticals Inc (a)	8	124
ARS Pharmaceuticals, Inc. (a)	3	59
Artivion, Inc. (a)	8	243
Arvinas Operations, Inc. (a)	8	61
Assembly Biosciences, Inc. (a)	1	12
Assertio Holdings, Inc. (a) (b)	5	3
Astrana Health, Inc. (a)	9	229
Atea Pharmaceuticals, Inc. (a)	12	43
AtriCure, Inc. (a)	8	259
Atyr Pharma, Inc. (a)	4	21
Aura Biosciences, Inc. (a)	8	51
Avanos Medical, Inc. (a)	9	108
Avantor, Inc. (a)	37	495
Aveanna Healthcare Holdings Inc. (a)	3	18
Avidity Biosciences, Inc. (a)	7	191
AxoGen, Inc. (a)	9	98
Azenta, Inc. (a)	8	233
Beam Therapeutics Inc. (a)	14	243
BFLY Operations, Inc. - Class A (a)	10	21
Biohaven Ltd. (a)	—	1
BioLife Solutions, Inc. (a)	8	181
BioMarin Pharmaceutical Inc. (a)	4	201
Biomea Fusion, Inc. (a)	3	6
Bio-Rad Laboratories, Inc. - Class A (a)	3	654
Biote Corp. - Class A (a)	6	24
Bio-Techne Corporation	14	716
Bioventus Inc. - Class A (a)	10	66
Black Diamond Therapeutics, Inc. (a)	11	28
Brightspring Health Services, Inc. (a)	2	41
Brookdale Senior Living Inc. (a)	39	274
Bruker Corporation	17	715
C4 Therapeutics, Inc. (a)	13	19
Caredx, Inc. (a)	10	200
Caribou Biosciences, Inc. (a)	18	23
CASI Pharmaceuticals, Inc. (a)	2	2
Castle Biosciences, Inc. (a)	6	120
Catalyst Pharmaceuticals, Inc. (a)	10	228
Celldex Therapeutics, Inc. (a)	3	52
Certara, Inc. (a)	26	303
CG Oncology, Inc. (a)	3	73
Champions Oncology, Inc. (a)	1	7
Charles River Laboratories International, Inc. (a)	7	1,024
Chemed Corporation	2	819
Chinook Therapeutics, Inc. (a) (d)	3	1
Codexis, Inc. (a)	10	23
Cogent Biosciences, Inc. (a)	13	90
Collegium Pharmaceutical, Inc. (a)	6	188
Community Health Systems, Inc. (a)	30	101
Compass Therapeutics, Inc. (a)	5	13
Concentra Group Holdings Parent, Inc.	18	366
CONMED Corporation	5	273
Corcept Therapeutics Incorporated (a)	17	1,257
CorVel Corporation (a)	9	962
Crinetics Pharmaceuticals, Inc. (a)	2	44
CRISPR Therapeutics AG (a) (b)	13	654
Cross Country Healthcare, Inc. (a)	8	103
Cryoport, Inc. (a)	9	68
Cullinan Oncology, LLC (a)	9	66
Cumberland Pharmaceuticals, Inc. (a)	3	9
CVRx, Inc. (a)	1	7
Cytek Biosciences, Inc. (a)	22	76
Davita Inc. (a)	4	540
Day One Biopharmaceuticals, Inc. (a)	13	86
Definitive Healthcare Corp. - Class A (a)	15	58
Denali Therapeutics Inc. (a)	20	282
Dentsply Sirona Inc.	31	499
Design Therapeutics, Inc. (a)	3	10
Disc Medicine, Inc. (a)	—	13
Doximity, Inc. - Class A (a)	10	640
Dynavax Technologies Corporation (a)	22	218
Edgewise Therapeutics, Inc. (a)	6	74
Editas Medicine, Inc. (a) (b)	19	41
Elanco Animal Health Incorporated (a)	74	1,055
Electromed, Inc. (a)	2	34
Embecta Corp.	10	102
Emergent BioSolutions Inc. (a)	8	53
Enanta Pharmaceuticals, Inc. (a)	5	37
Encompass Health Corporation	9	1,082
Enhabit Inc. (a)	10	94
Enovis Corporation (a)	10	308
Entrada Therapeutics, Inc. (a)	2	12
Envista Holdings Corporation (a)	22	434
Erasca, Inc. (a)	24	31
Evolent Health, Inc. - Class A (a)	20	226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Exact Sciences Corporation (a)	19	996
Exagen Inc. (a)	1	6
Exelixis, Inc. (a)	33	1,455
Eyepoint Pharmaceuticals, Inc. (a)	2	17
Fate Therapeutics, Inc. (a)	14	15
Fonar Corporation (a)	1	18
Fulcrum Therapeutics, Inc. (a)	12	85
Fulgent Genetics, Inc. (a)	6	120
Genedx Holdings Corp. - Class A (a)	1	105
Glaukos Corporation (a)	5	528
Globus Medical, Inc. - Class A (a)	9	516
GoodRx Holdings, Inc. - Class A (a)	18	90
Haemonetics Corporation (a)	8	602
Halozyme Therapeutics, Inc. (a)	20	1,048
Harmony Biosciences Holdings, Inc. (a)	10	301
Harrow, Inc. (a)	1	38
Harvard Bioscience, Inc. (a)	9	4
Health Catalyst, Inc. (a)	13	51
HealthEquity, Inc. (a)	14	1,457
Healthstream, Inc.	6	155
Henry Schein, Inc. (a)	19	1,393
HilleVax, Inc. (a)	8	16
Hims & Hers Health, Inc. - Class A (a) (b)	25	1,250
iCAD, Inc. (a)	3	13
ICU Medical, Inc. (a)	3	410
IDEAYA Biosciences, Inc. (a)	1	11
Immunic, Inc. (a)	1	1
Immunome, Inc. (a)	1	12
Immunovant, Inc. (a)	3	48
InfuSystem Holdings, Inc. (a)	5	33
Innoviva, Inc. (a)	12	231
Inogen, Inc. (a)	6	40
Inovio Pharmaceuticals, Inc. (a)	5	10
Inozyme Pharma, Inc. (a)	9	34
Inspire Medical Systems, Inc. (a)	4	513
Integer Holdings Corporation (a)	6	718
Integra LifeSciences Holdings Corporation (a)	13	156
Intellia Therapeutics, Inc. (a) (b)	14	129
Iovance Biotherapeutics, Inc. (a) (b)	27	46
Iradimed Corporation	2	146
Iteos Therapeutics, Inc. (a)	7	70
Janux Therapeutics, Inc. (a)	2	53
Jasper Therapeutics, Inc. (a)	3	14
Jazz Pharmaceuticals Public Limited Company (a)	9	915
Joint Corp, The (a)	1	14
Kalaris Therapeutics, Inc. (a)	—	—
KalVista Pharmaceuticals Inc. (a)	2	21
Keros Therapeutics, Inc. (a)	3	36
Kewaunee Scientific Corporation (a)	—	25
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	209
Kodiak Sciences Inc. (a)	11	40
Krystal Biotech, Inc. (a)	5	647
Kura Oncology, Inc. (a)	17	100
Kymera Therapeutics, Inc. (a)	4	179
Lantheus Holdings, Inc. (a)	11	868
Larimar Therapeutics, Inc. (a) (b)	6	18
LeMaitre Vascular, Inc.	4	317
Lensar, Inc. (a)	1	14
LENZ Therapeutics, Inc. (a) (b)	2	51
Lifestance Health Group, Inc. (a)	41	212
Ligand Pharmaceuticals Incorporated (a)	3	368
Lineage Cell Therapeutics, Inc. (a)	4	4
LivaNova PLC (a)	9	410
Lyell Immunopharma Inc. (a)	—	1
MacroGenics, Inc. (a)	15	18
MannKind Corporation (a)	49	182
Maravai LifeSciences Holdings, Inc. - Class A (a) (b)	25	61
Masimo Corporation (a)	4	732
MaxCyte, Inc. (a)	19	40
MediciNova, Inc. (a)	3	4
Medpace Holdings, Inc. (a)	3	879
MeiraGTx Holdings plc (a)	3	21
Merit Medical Systems, Inc. (a)	10	915
Merrimack Pharmaceuticals, Inc. (a) (d)	4	—
Mesa Laboratories, Inc.	1	105
MiMedx Group, Inc. (a)	25	152
ModivCare Inc. (a)	4	11
Monte Rosa Therapeutics, Inc. (a)	3	12
Myriad Genetics, Inc. (a)	17	89
National HealthCare Corporation	3	311
National Research Corporation	5	85
Nektar Therapeutics (a)	1	21
Neogen Corporation (a)	20	95
Neogenomics, Inc. (a)	23	169
Neurocrine Biosciences, Inc. (a)	—	56
Niagen Bioscience, Inc. (a)	2	35
Nkarta, Inc. (a)	7	12
Nurix Therapeutics, Inc. (a)	7	77
Nutex Health Inc. (a)	—	27
Nuvation Bio Operating Company LLC - Class A (a) (b)	4	7
Olema Pharmaceuticals Inc. (a)	13	56
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	40
Omnicell, Inc. (a)	8	239
OPKO Health, Inc. (a)	22	29
OptimizeRX Corporation (a)	4	53
Option Care Health, Inc. (a)	27	883
Orasure Technologies, Inc. (a)	14	43
Organogenesis Holdings Inc. - Class A (a)	22	82
Organon & Co.	35	343
Oric Pharmaceuticals, Inc. (a)	11	111
Orthofix Medical Inc. (a)	7	79
Orthopediatrics Corp. (a)	5	110
Oscar Health, Inc. - Class A (a)	32	682
Owens & Minor, Inc. (a)	15	137
Pacific Biosciences of California, Inc. (a)	12	15
Pacira Pharmaceuticals, Inc. (a)	8	195
PDL BioPharma, Inc. (a) (b) (d)	14	6
Pediatrix Medical Group, Inc. (a)	17	238
Pennant Group, Inc., The (a)	7	200
Penumbra, Inc. (a)	1	317
Performant Healthcare, Inc. (a)	17	67
Perrigo Company Public Limited Company	23	602
Personalis, Inc. (a)	5	36
Phibro Animal Health Corporation - Class A	4	108
Phreesia, Inc. (a)	1	38
Pliant Therapeutics, Inc. (a)	10	11
Premier Healthcare Solutions, Inc. - Class A	14	317
Prestige Consumer Healthcare Inc. (a)	9	687
Privia Health Group Inc. (a)	18	407
Progyny, Inc. (a)	15	327
Prothena Corporation Public Limited Company (a)	9	52
PTC Therapeutics, Inc. (a)	8	404
Pulmonx Corporation (a)	9	23
Puma Biotechnology, Inc. (a)	10	35
Pyxis Oncology, Inc. (a)	4	4
Quanterix Corporation (a)	9	58
QuidelOrtho Corporation (a)	11	311
Quipt Home Medical Corp. (a)	6	10
RadNet, Inc. (a)	14	786
Rafael Holdings, Inc. - Class B (a)	4	7
RAPT Therapeutics, Inc. (a)	1	7
Regenxbio Inc. (a)	10	84
Relay Therapeutics, Inc. (a)	21	73
Repligen Corporation (a)	6	778
Replimune Group, Inc. (a)	13	119
Revolution Medicines, Inc. (a)	13	485
Rezolute, Inc. (a)	6	26
Rigel Pharmaceuticals, Inc. (a)	1	20
Rocket Pharmaceuticals, Inc. (a)	12	29
Roivant Sciences Ltd. (a)	94	1,064
RxSight, Inc. (a)	7	91
Sage Therapeutics Inc. (a)	10	94
Sana Biotechnology, Inc. (a) (b)	13	37
Sanara Medtech Inc. (a)	1	24
Sarepta Therapeutics, Inc. (a)	6	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Schrodinger, Inc. (a)	7	142
Seer, Inc. - Class A (a)	6	13
Select Medical Holdings Corporation	22	338
Semler Scientific, Inc. (a) (b)	2	61
Sensus Healthcare, Inc. (a)	2	11
Sera Prognostics, Inc. - Class A (a)	3	9
SI-BONE, Inc. (a)	8	145
SIGA Technologies, Inc.	14	90
Sight Sciences, Inc. (a)	8	33
Simulations Plus, Inc.	4	66
Solid Biosciences Inc. (a)	2	9
Sotera Health LLC (a)	44	485
Spyre Therapeutics, Inc. (a)	2	36
STAAR Surgical Company (a)	8	139
Stoke Therapeutics, Inc. (a)	9	101
Supernus Pharmaceuticals, Inc. (a)	10	304
Surgery Partners, Inc. (a)	22	480
Surmodics, Inc. (a)	4	105
Sutro Biopharma, Inc. (a)	12	8
Syndax Pharmaceuticals, Inc. (a)	8	76
Tactile Systems Technology, Inc. (a)	6	60
Talkspace, Inc. (a)	25	69
Tango Therapeutics, Inc. (a) (b)	13	68
Tarsus Pharmaceuticals, Inc. (a)	1	39
Teladoc Health, Inc. (a)	28	242
Teleflex Incorporated	6	665
Terns Pharmaceuticals, Inc. (a)	13	47
The Ensign Group, Inc.	9	1,454
Theravance Biopharma, Inc. (a)	8	93
Third Harmonic Bio, Inc. (a)	4	21
TransMedics Group, Inc. (a) (b)	5	683
Treace Medical Concepts, Inc. (a)	5	28
Trevi Therapeutics, Inc. (a)	7	36
TruBridge, Inc. (a)	4	83
TScan Therapeutics, Inc. (a)	3	5
Twist Bioscience Corporation (a)	8	287
Tyra Biosciences, Inc. (a) (b)	3	25
U. S. Physical Therapy, Inc.	3	199
UFP Technologies, Inc. (a)	1	359
Utah Medical Products, Inc.	1	55
Vanda Pharmaceuticals Inc. (a)	14	65
Varex Imaging Corporation (a)	9	79
Ventyx Biosciences, Inc. (a)	—	1
Vera Therapeutics, Inc. - Class A (a)	2	58
Veracyte, Inc. (a)	13	350
Vericel Corporation (a)	8	341
Verve Therapeutics, Inc. (a)	1	15
Viatris Inc.	70	621
VIR Biotechnology, Inc. (a)	16	80
Viridian Therapeutics, Inc. (a)	1	15
Voyager Therapeutics, Inc. (a)	8	23
Xbiotech Inc (a)	6	18
Xencor, Inc. (a)	12	98
Xenon Pharmaceuticals Inc. (a)	4	113
Y-mAbs Therapeutics, Inc. (a)	8	38
Zentalis Pharmaceuticals, Inc. (a)	2	3
ZimVie Inc. (a)	5	50
Zura Bio Limited - Class A (a) (b)	7	8
Zymeworks Inc. (a)	11	137
		66,893
Materials 5.6%
Advanced Emissions Solutions, Inc. (a)	6	32
AdvanSix Inc.	5	119
Albemarle Corporation	15	931
Alcoa Corporation	34	989
Alpha Metallurgical Resources, Inc. (a)	2	193
Alto Ingredients, Inc. (a)	20	23
American Vanguard Corporation	6	24
Ampco-Pittsburgh Corporation (a)	3	8
AptarGroup, Inc.	5	852
Ardagh Metal Packaging S.A.	48	206
Ascent Industries Co. (a)	2	23
Ashland Inc.	8	397
Aspen Aerogels, Inc. (a)	13	80
Avient Corporation	15	496
Axalta Coating Systems Ltd. (a)	31	917
Balchem Corporation	6	877
Bioceres Crop Solutions Corp. (a) (b)	4	16
Cabot Corporation	9	708
Caledonia Mining Corporation PLC	3	52
Carpenter Technology Corporation	8	2,216
Celanese Corporation - Class A	8	435
Century Aluminum Company (a)	17	302
Chemours Company, The	24	279
Clearwater Paper Corporation (a)	3	93
Cleveland-Cliffs Inc. (a)	63	482
Coeur Mining, Inc. (a)	76	670
Commercial Metals Company	20	987
Compass Minerals International, Inc. (a)	7	139
Core Molding Technologies, Inc. (a)	—	3
Crown Holdings, Inc.	4	403
Dakota Gold Corp. (a)	13	47
Eagle Materials Inc.	4	811
Eastman Chemical Company	12	924
Ecovyst Inc. (a)	20	166
Element Solutions Inc.	44	993
Ferroglobe PLC	33	122
Flotek Industries, Inc. (a)	3	47
FMC Corporation	15	622
Fortitude Gold Corporation	2	8
Friedman Industries, Incorporated	2	25
Graphic Packaging Holding Company	39	819
Greif, Inc. - Class A	4	291
Greif, Inc. - Class B	3	189
H.B. Fuller Company	9	554
Hawkins, Inc.	4	563
Hecla Mining Company	107	641
Huntsman Corporation	28	293
Idaho Strategic Resources, Inc. (a)	1	12
Ingevity Corporation (a)	6	279
Innospec Inc.	4	348
Intrepid Potash, Inc. (a)	3	102
Ivanhoe Electric Inc. (a)	6	58
Kaiser Aluminum Corporation	3	231
Koppers Holdings Inc.	4	135
KRC Materials, Inc. (a)	9	742
Kronos Worldwide, Inc.	12	76
Louisiana-Pacific Corporation (W VA)	11	988
LSB Industries, Inc. (a)	13	98
Magnera Corporation (a)	1	13
Materion Corporation	3	273
MATIV Holdings, Inc.	12	82
Mercer International Inc.	13	46
Metallus Inc. (a)	8	129
Minera Andes Inc. (a)	7	64
Minerals Technologies Inc.	6	323
Mosaic Company, The	33	1,193
MP Materials Corp. - Class A (a) (b)	22	716
Myers Industries, Inc.	5	75
NewMarket Corporation	2	1,069
Nexa Resources S.A.	9	43
O-I Glass, Inc. (a)	26	383
Olin Corporation	15	304
Olympic Steel, Inc.	2	71
Orion Engineered Carbons Finance & Co. S.C.A.	11	113
Perimeter Solutions, Inc. (a)	16	229
Piedmont Lithium Inc. (a)	2	14
Quaker Chemical Corporation	3	327
Radius Recycling, Inc. - Class A	3	98
Ramaco Resources, Inc. - Class A (b)	8	103
Ramaco Resources, Inc. - Class B (b)	2	17
Ranpak Holdings Corp - Class A (a)	14	49
Rayonier Advanced Materials Inc. (a)	13	50
Royal Gold, Inc.	5	968
Ryerson Holding Corporation	7	144
Scotts Miracle-Gro Company, The	6	390
Sealed Air Corporation	22	674
Sensient Technologies Corporation	7	701
Silgan Holdings Inc.	18	959

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Smith-Midland Corporation (a)	1	40
Sonoco Products Company	14	596
Stepan Company	4	209
SunCoke Energy, Inc.	15	128
Sylvamo Corporation	7	328
Tredegar Corporation (a)	8	72
TriMas Corporation	8	215
Trinseo Public Limited Company (b)	5	17
Tronox Holdings PLC	28	144
United States Lime & Minerals, Inc.	5	479
Warrior Met Coal, Inc.	8	385
Westlake Corporation	1	50
Worthington Steel, Inc.	9	269
		35,688
Energy 4.9%
Amplify Energy Corp. (a)	9	30
Antero Midstream Corporation	78	1,478
Antero Resources Corporation (a)	22	882
Apa Corp.	46	839
Archrock, Inc.	29	717
Ardmore Shipping Services (Ireland) Limited	8	81
Aris Water Solutions, Inc. - Class A	5	124
Atlas Energy Solutions Inc. (b)	1	19
Berry Corporation (Bry)	14	38
Bristow Holdings U.S. Inc. (a)	5	174
Cactus, Inc. - Class A	11	474
California Resources Corporation	10	469
Centrus Energy Corp. - Class A (a)	3	470
ChampionX Corporation	32	805
Chord Energy Corporation	1	87
Civitas Resources, Inc.	9	254
Clean Energy Fuels Corp. (a)	46	89
CNX Resources Corporation (a)	24	813
Comstock Resources, Inc. (a) (b)	46	1,262
Core Laboratories LP	9	100
Core Natural Resources, Inc.	5	319
Crescent Energy Company - Class A	23	194
CVR Energy, Inc.	17	459
Delek US Holdings, Inc.	11	228
DHT Holdings, Inc.	28	305
DMC Global Inc. (a)	5	43
Dorian LPG Ltd.	8	197
DT Midstream, Inc.	12	1,298
enCore Energy Corp. (a)	6	18
Energy Services of America Corporation	1	13
Epsilon Energy Ltd.	5	36
Evolution Petroleum Corporation	9	40
Excelerate Energy, Inc. - Class A	4	116
Expro Group Holdings N.V. (a)	19	164
Forum Energy Technologies, Inc. (a)	2	43
FutureFuel Corp.	10	41
Geospace Technologies Corporation (a)	3	50
Gevo, Inc. (a) (b)	5	7
Granite Ridge Resources, Inc.	7	46
Green Plains Inc. (a)	11	65
Gulf Island Fabrication, Inc. (a)	2	11
Gulfport Energy Operating Corporation (a)	3	583
Hallador Energy Company (a)	8	124
Helix Energy Solutions Group, Inc. (a)	27	166
Helmerich & Payne, Inc.	16	250
HF Sinclair Corporation	28	1,132
Innovex International, Inc. (a)	8	121
International Seaways, Inc.	8	309
Kinetik Holdings Inc. - Class A	9	376
KLX Energy Services Holdings, Inc. (a) (b)	1	2
Kodiak Gas Services, LLC	9	313
Kosmos Energy Ltd. (a)	47	82
Liberty Energy Inc. - Class A	27	314
Lightbridge Corporation (a) (b)	—	—
Magnolia Oil & Gas Corporation - Class A	30	686
Mammoth Energy Services, Inc. (a)	11	31
Matador Resources Company	17	810
Murphy Oil Corporation	23	515
Nabors Industries Ltd. (a)	2	61
NACCO Industries, Inc. - Class A	2	78
Natural Gas Services Group, Inc. (a)	2	53
New Fortress Energy Inc. - Class A	18	58
Noble Corporation 2022 Limited	19	514
Nordic American Tankers Limited	48	126
Northern Oil and Gas Incorporated	14	394
NOV Inc.	50	624
Oceaneering International, Inc. (a)	17	358
Oil States International, Inc. (a)	16	83
Opal Fuels Inc. - Class A (a) (b)	2	5
Ovintiv Canada ULC	27	1,025
Par Pacific Holdings, Inc. (a)	8	224
Patterson-UTI Energy, Inc.	33	197
PBF Energy Inc. - Class A	19	417
Peabody Energy Corporation	21	278
Permian Resources Corporation - Class A	51	688
Primeenergy Resources Corporation (a)	—	38
Propetro Holding Corp. (a)	19	115
Range Resources Corporation	39	1,590
Ranger Energy Services, Inc. - Class A	4	51
REX American Resources Corporation (a)	4	176
Riley Exploration - Permian, LLC	2	43
Ring Energy Inc. (a)	2	2
RPC, Inc.	38	178
SandRidge Energy, Inc.	6	67
Scorpio Tankers Inc.	9	341
SEACOR Marine Holdings Inc. (a)	7	37
Seadrill Limited (a)	11	284
Select Water Solutions, Inc. - Class A	19	164
SFL Corporation Ltd.	24	202
SM Energy Company	15	377
Smart Sand, Inc.	10	19
Solaris Energy Infrastructure, Inc. - Class A	8	233
STR Sub Inc. - Class A	11	200
Talos Energy Inc. (a)	30	254
Teekay Corporation	19	153
Teekay Tankers Ltd. - Class A	5	224
TETRA Technologies, Inc. (a)	28	95
Tidewater Inc. (a)	9	398
Transocean Ltd. (a) (c)	113	294
Uranium Energy Corp. (a)	66	451
VAALCO Energy, Inc.	16	58
Valaris Limited (a)	11	483
Vital Energy, Inc. (a)	5	75
Vitesse Energy, Inc.	5	114
W&T Offshore, Inc. (b)	13	21
Weatherford International Public Limited Company	10	488
World Kinect Corporation	11	298
		31,418
Consumer Staples 4.2%
Alico, Inc.	2	50
Andersons, Inc., The	6	222
B&G Foods, Inc. (b)	10	41
Beauty Health Company, The - Class A (a) (b)	14	27
Bellring Intermediate Holdings, Inc. (a)	20	1,178
Boston Beer Company, Inc., The - Class A (a)	2	290
Bunge Global SA	3	201
Calavo Growers, Inc.	3	86
Cal-Maine Foods, Inc.	8	752
Campbell's Company, The	26	805
Celsius Holdings, Inc. (a)	16	755
Central Garden & Pet Company (a)	1	52
Central Garden & Pet Company - Class A (a)	9	275
Coca-Cola Consolidated, Inc.	9	1,006
Conagra Brands, Inc.	13	260
Coty Inc. - Class A (a)	73	340
Darling Ingredients Inc. (a)	21	813
Del Monte Fresh Produce Company	8	268
Dole Public Limited Company	9	124
e.l.f. Beauty, Inc. (a)	7	858
Edgewell Personal Care Colombia S A S	8	198
Energizer Holdings, Inc.	12	249
Farmer Bros. Co. (a)	4	6
Flowers Foods, Inc.	34	539

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Freshpet, Inc. (a)	8	532
Grocery Outlet Holding Corp. (a)	16	200
Herbalife Nutrition Ltd. (a)	16	138
Ingles Markets, Incorporated - Class A	3	173
Ingredion Incorporated	11	1,428
Interparfums, Inc.	5	691
J&J Snack Foods Corp.	3	361
J. M. Smucker Company, The	—	11
John B. Sanfilippo & Son, Inc.	2	118
Lamb Weston Holdings, Inc.	17	889
Lancaster Colony Corporation	5	796
LifeVantage Corporation (b)	2	24
Lifeway Foods, Inc. (a)	3	64
Limoneira Company	4	69
Mama's Creations, Inc. (a)	8	67
Maplebear Inc. (a)	1	32
Medifast, Inc. (a)	2	31
MGPI Processing, Inc.	3	83
Mission Produce, Inc. (a)	13	152
Molson Coors Beverage Company - Class B	3	160
National Beverage Corp.	11	485
Natural Alternatives International, Inc. (a)	1	3
Natural Grocers By Vitamin Cottage, Inc.	6	243
Natural Health Trends Corp.	1	4
Nature's Sunshine Products, Inc. (a)	5	70
Nu Skin Enterprises, Inc. - Class A	9	72
Oil-Dri Corporation of America	2	129
Olaplex Holdings, Inc. (a)	6	8
Pilgrim's Pride Corporation	3	147
Post Holdings, Inc. (a)	10	1,064
PriceSmart, Inc.	5	546
Reynolds Consumer Products Inc.	25	530
Rocky Mountain Chocolate Factory, Inc. (a)	1	2
Seaboard Corporation	—	412
Seneca Foods Corporation - Class A (a)	1	112
Simply Good Foods Company, The (a)	17	521
Spartannash Company	8	207
Spectrum Brands Holdings, Inc.	5	265
Sprouts Farmers Market, Inc. (a)	15	2,512
The Chefs' Warehouse, Inc. (a)	7	445
The Hain Celestial Group, Inc. (a)	17	26
The Honest Company, Inc. (a)	16	83
Tootsie Roll Industries, Inc.	7	243
Treehouse Foods, Inc. (a)	9	184
Turning Point Brands, Inc.	4	286
United Natural Foods, Inc. (a)	13	296
United-Guardian, Inc.	—	1
Universal Corporation	4	253
USANA Health Sciences, Inc. (a)	3	104
UTZ Brands, Inc. - Class A	14	170
Village Super Market, Inc. - Class A	2	92
Vita Coco Company, Inc., The (a)	10	354
Vital Farms, Inc. (a)	8	309
WD-40 Company	2	511
Weis Markets, Inc.	5	339
WK Kellogg Co (b)	7	112
ZEVIA PBC - Class A (a)	6	18
		26,572
Utilities 3.1%
AES Corporation, The	87	918
ALLETE, Inc.	10	641
American States Water Company	6	473
Artesian Resources Corporation - Class A	2	58
Avista Corporation	13	491
Black Hills Corporation	12	657
California Water Service Group	9	428
Chesapeake Utilities Corporation	4	460
Clearway Energy, Inc. - Class A	6	182
Clearway Energy, Inc. - Class C	13	430
Consolidated Water Co. Ltd.	3	89
Essential Utilities, Inc.	13	472
Genie Energy Ltd. - Class B	5	132
Global Water Resources, Inc.	1	9
H2O America	6	301
Hawaiian Electric Industries, Inc. (a)	26	281
IDACORP, Inc.	8	928
MDU Resources Group, Inc.	32	537
MGE Energy, Inc.	6	530
Middlesex Water Company	3	160
Montauk Renewables, Inc. (a)	25	55
National Fuel Gas Company	15	1,232
New Jersey Resources Corporation	17	750
Northwest Natural Holding Company	7	259
NorthWestern Corporation	10	514
OGE Energy Corp.	30	1,349
One Gas, Inc.	9	654
Ormat Technologies, Inc.	10	811
Otter Tail Corporation	7	528
Pinnacle West Capital Corporation	10	903
Portland General Electric Company	16	666
Pure Cycle Corporation (a)	6	63
RGC Resources, Inc.	2	42
Southwest Gas Holdings, Inc.	11	836
Spire Inc.	10	696
The York Water Company	3	96
TXNM Energy, Inc.	15	859
UGI Corporation	32	1,161
Unitil Corporation	3	176
		19,827
Communication Services 3.0%
Advantage Solutions, Inc. - Class A (a) (b)	31	41
Altice USA, Inc. - Class A (a)	42	90
AMC Networks, Inc. - Class A (a)	8	48
Angi Inc. - Class A (a)	2	30
Anterix Inc. (a)	4	104
Atlanta Braves Holdings, Inc. - Series A (a)	2	89
Atlanta Braves Holdings, Inc. - Series C (a)	8	375
ATN International, Inc.	4	58
Bandwidth Inc. - Class A (a)	6	88
Boston Omaha Corporation - Class A (a)	6	81
Bumble Inc. - Class A (a)	20	134
Cable One, Inc.	1	104
Cardlytics, Inc. (a)	10	17
CarGurus, Inc. - Class A (a)	15	504
Cars.com Inc. (a)	11	135
Cinemark Holdings, Inc.	20	607
DHI Group, Inc. (a)	12	36
DoubleVerify Holdings, Inc. (a)	25	368
Entravision Communications Corporation - Class A	19	44
Eventbrite, Inc. - Class A (a)	15	39
EverQuote, Inc. - Class A (a)	5	111
Frontier Communications Parent, Inc. (a)	35	1,272
fuboTV Inc. (a)	12	46
Gaia, Inc. - Class A (a)	3	15
Gambling.Com Group Limited (a)	7	81
Gannett Co., Inc. (a)	30	109
Globalstar, Inc. (a)	3	64
Gogo, Inc. (a)	19	283
Gray Media, Inc.	21	94
Harte Hanks, Inc. (a)	1	5
IDT Corporation - Class B	4	307
IMAX Corporation (a)	10	270
Integral Ad Science Holding Corp. (a)	26	214
Iridium Communications Inc.	17	526
John Wiley & Sons, Inc. - Class A	8	364
Liberty Broadband Corporation - Series A (a)	1	108
Liberty Broadband Corporation - Series C (a)	4	378
Liberty Global Ltd. - Class A (a)	25	250
Liberty Global Ltd. - Class C (a)	20	210
Liberty Latin America Ltd. - Class A (a)	5	29
Liberty Latin America Ltd. - Class C (a)	28	172
Lionsgate Studios Corp. (a)	11	67
Lumen Technologies, Inc. (a)	155	680
Magnite, Inc. (a)	24	572
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	4	75
Match Group, Inc.	33	1,005
Mediaalpha, Inc. - Class A (a)	2	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Nexstar Media Group, Inc. - Class A	5	882
Nextdoor Holdings, Inc. - Class A (a)	34	57
Paramount Global - Class A	1	22
Paramount Global - Class B	9	115
Playstudios, Inc. - Class A (a)	5	7
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	8	98
QuinStreet, Inc. (a)	10	164
Reading International, Inc. - Class A (a)	2	3
Reservoir Media Management, Inc. (a)	4	34
Saga Communications, Inc. - Class A	1	12
Scholastic Corporation	5	109
Shenandoah Telecommunications Company	10	133
Shutterstock, Inc.	6	120
Sinclair, Inc. - Class A	8	109
Skillz Inc. - Class A (a)	4	29
Sphere Entertainment Co. - Class A (a)	5	223
Sphere Entertainment Co. - Class A (a)	3	653
Sphere Entertainment Co. - Class A (a) (e)	7	280
Spok Holdings, Inc.	2	37
Stagwell, Inc. - Class A (a)	25	112
Starz Entertainment (a)	1	12
Sunrise Communications AG - ADR (b)	7	399
Teads Holding Co. (a)	9	21
TechTarget, Inc. (a)	6	48
TEGNA Inc.	27	461
Telephone and Data Systems, Inc.	21	758
The E.W. Scripps Company - Class A (a)	20	57
The New York Times Company - Class A	24	1,319
Thryv Holdings, Inc. (a)	8	96
Travelzoo (a)	2	26
TripAdvisor, Inc. (a)	21	273
Truecar, Inc. (a)	24	46
United States Cellular Corporation (a) (b)	9	565
Urban One, Inc. - Class A (a)	2	3
Urban One, Inc. - Class D (a)	7	4
Vimeo, Inc. (a)	29	119
Vivid Seats Inc. - Class A (a) (b)	23	38
WideOpenWest, Inc. (a)	13	52
Yelp Inc. (a)	11	373
Zedge, Inc. - Class B (a)	1	4
Ziff Davis, Inc. (a)	8	231
ZoomInfo Technologies Inc. - Class A (a)	47	476
		18,906
Real Estate 0.6%
Anywhere Real Estate Inc. (a)	21	75
Compass, Inc. - Class A (a)	59	369
Cushman & Wakefield PLC (a)	37	409
Douglas Elliman Inc. (a)	22	51
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	32
eXp World Holdings, Inc. (b)	13	114
Five Point Holdings, LLC - Class A (a)	16	90
Florida Rock Properties, Inc. (a)	4	94
Forestar Group Inc. (a)	9	176
Howard Hughes Holdings Inc. (a)	8	550
Jones Lang LaSalle Incorporated (a)	—	12
Kennedy-Wilson Holdings, Inc.	24	161
Marcus & Millichap Company	7	202
Maui Land & Pineapple Company, Inc. (a)	4	67
Newmark Group, Inc. - Class A	26	311
Open Doors Technology Inc. - Class A (a)	91	48
Seaport Entertainment Group Inc. (a)	2	38
St. Joe Company, The	10	476
Stratus Properties Inc. (a)	2	37
Tejon Ranch Co. (a)	5	90
The Rmr Group Inc. - Class A	4	65
		3,467
Total Common Stocks (cost $608,467)		636,932
RIGHTS 0.0%
Albireo Pharma, Inc. (a) (d)	5	32
Bristol-Myers Squibb Company (a)	8	—
Chinook Therapeutics, Inc. (a) (d)	11	—
Jounce Therapeutics, Inc. (a) (d)	6	—
Kinnate Biopharma Inc. (a) (d)	1	—
Opiant Pharmaceuticals, Inc. (a) (b) (d)	1	—
Poseida Therapeutics, Inc. (a) (d)	21	11
Resolute Forest Products Inc. (a) (d)	16	4
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Total Rights (cost $0)		47
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.30% (f) (g)	4,033	4,033
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	26	26
Total Short Term Investments (cost $4,059)		4,059
Total Investments 100.6% (cost $612,526)		641,038
Other Assets and Liabilities, Net (0.6)%		(3,925)
Total Net Assets 100.0%		637,113

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,030	46,744	48,748	34	—	—	26	—
JNL Government Money Market Fund, 4.30% - Class SL	2,224	24,833	23,024	54	—	—	4,033	0.6
	4,254	71,577	71,772	88	—	—	4,059	0.6

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	03/10/21	76	75	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DFA U.S. Small Cap Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/02/21	502	294	0.1
		578	369	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	636,925	—	7	636,932
Rights	—	—	47	47
Short Term Investments	4,059	—	—	4,059
	640,984	—	54	641,038

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.8%
Mortgage-Backed Securities 20.0%
Federal Home Loan Mortgage Corporation
7.48%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	67,390	59,492
3.50%, 10/01/47	8,376	7,705
4.00%, 10/01/48	1,673	1,581
2.00%, 11/01/50 - 05/01/51	25,023	20,204
5.50%, 04/01/53 - 05/01/54	35,412	35,866
5.00%, 06/01/53 - 07/01/53	23,577	23,417
6.00%, 11/01/53 - 04/01/54	24,075	24,802
Federal National Mortgage Association, Inc.
4.00%, 07/01/25 - 01/01/46	169	167
4.50%, 08/01/25 - 07/01/42	1,609	1,596
5.10%, 03/01/30	3,682	3,793
5.09%, 05/01/30	4,289	4,451
4.48%, 06/01/30	12,431	12,714
4.97%, 07/01/31	7,014	7,156
2.46%, 04/01/32	11,428	10,107
5.41%, 12/01/32	5,577	5,706
6.15%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 01/01/35 (a)	94	96
6.68%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,000	1,021
5.00%, 12/01/38 - 08/01/53	25,882	25,644
5.53%, 06/01/40	8,462	8,751
5.48%, 04/01/41	5,467	5,808
5.70%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	28	28
3.00%, 04/01/47	3,806	3,383
3.50%, 06/01/47 - 04/01/52	19,797	18,121
2.50%, 10/01/50 - 05/01/52	85,334	71,792
2.00%, 11/01/50 - 02/01/51	27,310	21,969
6.00%, 05/01/53 - 06/01/54	42,464	43,545
5.50%, 08/01/53 - 08/01/54	40,522	40,909
Government National Mortgage Association
4.88%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	1	1
5.63%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	9	9
5.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	—	—
5.00%, 02/15/38 - 07/15/39	2,738	2,768
3.50%, 09/15/42 - 07/20/51	33,527	30,886
3.00%, 11/15/44 - 04/20/52	25,988	22,833
2.50%, 10/20/51 - 11/20/51	15,927	13,493
		529,814
U.S. Treasury Note 13.3%
Treasury, United States Department of
0.25%, 07/31/25	400	399
0.38%, 11/30/25	790	777
0.75%, 03/31/26 - 01/31/28	96,120	91,024
0.63%, 03/31/27 - 08/15/30	151,380	129,864
0.50%, 10/31/27	730	678
0.88%, 11/15/30	152,990	131,237
		353,979
U.S. Treasury Bond 9.3%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	211,460	130,007
1.38%, 11/15/40 - 08/15/50	2,220	1,196
1.88%, 02/15/41 - 02/15/51	106,640	73,256
1.75%, 08/15/41	61,440	40,762
1.25%, 05/15/50	1,610	773
		245,994
Collateralized Mortgage Obligations 3.9%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.41%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,181
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	6,855	6,861
Federal Home Loan Mortgage Corporation
Series 2023-A-GSP, REMIC, 6.70%, 01/12/29 (a)	2,350	2,467
Series LZ-2764, REMIC, 4.50%, 03/15/34	905	892
Series QD-4076, REMIC, 2.50%, 11/15/41	128	126
Series 2022-M1B-DNA3, REMIC, 7.21%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,299
Series 2024-M2-HQA2, REMIC, 6.11%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,023
Series 2025-A1-DNA1, REMIC, 5.26%, (SOFR 30-Day Average + 0.95%), 01/25/45 (a)	1,899	1,898
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,072
Series FD-5527, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 09/25/54 (a)	15,229	15,162
Series FB-5524, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	15,283	15,217
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.78%, 05/25/35 (a)	5	5
REMIC, 0.00%, 04/25/48	4,922	3,642
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	10,859	339
Series 2024-FC-96, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 12/25/54 (a)	11,980	11,936
Series 2024-FA-90, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 12/25/54 (a)	4,946	4,960
Government National Mortgage Association
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	8,363	994
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	10,185	1,847
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2025-FA-42, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 06/25/55 (a)	6,495	6,512
Government National Mortgage Association REMIC Trust 2019-052
Series 2019-FA-56, REMIC, 4.78%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	6,588	6,424
		102,857
Sovereign 1.3%
Assembleia da Republica
0.48%, 10/18/30, EUR (b)	400	427
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (c)	1,350	1,426
0.00%, 02/15/31, EUR (b) (c)	750	782
1.70%, 08/15/32, EUR	860	970
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	113,800	781
1.90%, 03/20/31, JPY	133,000	968
0.50%, 03/20/38, JPY	94,500	561
0.30%, 09/20/39, JPY	130,000	719
Canada, Government of
1.50%, 06/01/31, CAD	500	338
3.25%, 12/01/34, CAD	480	352
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	3,900	1,141
Commonwealth of Australia
1.50%, 06/21/31, AUD (b)	700	408
2.75%, 06/21/35, AUD (b)	1,270	741
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	1,300	881
4.13%, 05/15/51	2,700	1,539
Estado Espanol
0.60%, 10/31/29, EUR	1,000	1,092
0.50%, 04/30/30, EUR (b)	860	923
French Republic Government Bond OAT
0.50%, 05/25/29, EUR (b)	830	910
1.50%, 05/25/31, EUR (b)	400	441
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (b)	800	793
4.38%, 06/05/27 (b)	200	197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
4.88%, 02/13/28 (b)	300	297
5.25%, 08/10/29 (b)	700	695
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (b)	686	684
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 03/05/26, MXN	7,000	367
8.50%, 02/28/30, MXN	13,000	709
7.75%, 05/29/31, MXN	7,700	390
4.40%, 02/12/52	500	351
6.34%, 05/04/53	2,800	2,572
Gouvernement De France
3.00%, 05/25/33, EUR (b)	850	1,000
Government of Ireland
1.10%, 05/15/29, EUR (b)	720	814
HM Treasury
4.38%, 03/07/30, GBP	490	685
4.25%, 03/07/36, GBP (b)	700	938
Ministry of Finance
0.50%, 02/27/26, ILS	1,500	436
3.75%, 09/30/27, ILS	500	152
Morocco, Kingdom of
2.38%, 12/15/27 (b)	200	188
5.95%, 03/08/28 (b)	300	307
3.00%, 12/15/32 (b)	300	253
New Zealand Parliament
1.50%, 05/15/31, NZD	1,000	528
4.50%, 05/15/35, NZD	1,490	905
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	500	506
5.50%, 02/22/29 (b)	550	548
Sandor-Palota
7.00%, 10/24/35, HUF	122,100	357
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (b)	290	324
2.85%, 10/22/34, EUR (d)	570	660
South Africa, Parliament of
8.88%, 02/28/35, ZAR	26,000	1,371
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	7,400	340
6.20%, 06/16/31, CZK	6,200	331
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	800	179
		33,277
Treasury Inflation Indexed Securities 0.0%
French Republic Government Bond OAT
0.70%, 07/25/30, EUR (b) (e)	693	815
Total Government And Agency Obligations (cost $1,283,562)		1,266,736
CORPORATE BONDS AND NOTES 24.5%
Financials 5.2%
200 Park Funding Trust
5.74%, 02/15/55 (d)	2,402	2,372
Acrisure, LLC
6.00%, 08/01/29 (d)	170	166
6.75%, 07/01/32 (d)	415	421
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,489	1,515
6.95%, 03/10/55	1,897	1,973
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (d)	470	471
6.50%, 10/01/31 (d)	300	306
American Equity Investment Life Holding Company
5.75%, 10/01/29	851	872
6.00%, 07/15/35	2,652	2,664
American Express Company
5.02%, 04/25/31	4,257	4,346
American International Group, Inc.
5.45%, 05/07/35	817	837
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (d)	160	164
Ardonagh Finco Ltd.
7.75%, 02/15/31 (d)	520	543
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,171	1,189
5.15%, 02/15/35	2,436	2,437
Aspen Insurance Holdings Limited
5.75%, 07/01/30	1,712	1,739
AssuredPartners, Inc.
5.63%, 01/15/29 (d) (f)	400	400
Athene Global Funding
5.35%, 07/09/27 (d)	1,622	1,646
4.72%, 10/08/29 (d)	2,355	2,348
Athene Holding Ltd
6.63%, 10/15/54	1,520	1,501
Aviation Capital Group LLC
5.38%, 07/15/29 (d)	1,502	1,532
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (d)	3,943	4,057
Azorra Finance Limited
7.75%, 04/15/30 (d)	275	286
7.25%, 01/15/31 (d)	385	393
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (b)	450	446
Banco Davivienda S A
6.65%, (100, 04/22/31) (d) (g)	400	356
8.13%, 07/02/35 (d)	400	402
Banco De Bogota
6.25%, 05/12/26 (b)	1,000	1,002
Banco de Credito del Peru
3.13%, 07/01/30 (b)	750	750
3.13%, 07/01/30 (d)	800	800
3.25%, 09/30/31 (b)	1,450	1,407
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (a) (b) (g)	1,800	1,816
Banco Espirito Santo S.A.
0.00%, 01/21/29, EUR (b) (h) (i)	6,400	1,541
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (b)	150	148
Banco Industrial S.A.
4.88%, 01/29/31 (b)	1,800	1,788
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (b)	2,400	2,395
6.40%, 04/30/35 (d)	600	612
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (g)	200	200
7.63%, (100, 01/10/28) (b) (g)	400	402
8.38%, (100, 05/20/31) (d) (g)	1,100	1,117
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (b)	300	284
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (b)	1,300	1,347
Bancolombia SA
8.63%, 12/24/34	300	315
Bank of America Corporation
6.63%, (100, 05/01/30) (g)	1,050	1,095
2.57%, 10/20/32	1,566	1,380
5.47%, 01/23/35	1,577	1,620
5.74%, 02/12/36	1,727	1,755
Bank of New York Mellon Corporation, The
5.06%, 07/22/32	1,764	1,804
Banque Nationale Du Canada
4.50%, 10/10/29 (j)	715	714
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (b)	300	295
BPCE
6.29%, 01/14/36 (d) (j)	2,429	2,550
Brookfield Financial, Inc.
5.81%, 03/03/55	2,072	2,023
Brown & Brown, Inc.
6.25%, 06/23/55	833	859
CaixaBank, S.A.
6.04%, 06/15/35 (d)	1,951	2,040

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Canadian Imperial Bank of Commerce
5.25%, 01/13/31 (j)	2,027	2,072
Citigroup Inc.
3.07%, 02/24/28	842	823
4.95%, 05/07/31	1,742	1,762
6.17%, 05/25/34	976	1,021
Comerica Incorporated
5.98%, 01/30/30	1,012	1,037
Credit Agricole SA
5.86%, 01/09/36 (d) (j)	2,188	2,260
DBS Group Holdings Ltd
1.82%, 03/10/31 (b)	1,900	1,864
Fiserv, Inc.
5.45%, 03/15/34	1,877	1,921
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (d)	315	318
GGAM Finance Ltd.
6.88%, 04/15/29 (d)	525	543
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (d)	860	882
Global Payments Inc.
4.95%, 08/15/27	1,955	1,980
Goldman Sachs Group, Inc., The
5.33%, 07/23/35	1,907	1,928
Guardian Life Insurance Co.
4.80%, 04/28/30 (d)	1,713	1,743
Hightower Holdings LLC
6.75%, 04/15/29 (d)	315	314
HUB International Limited
7.25%, 06/15/30 (d)	260	272
Huntington Bancshares Incorporated
5.27%, 01/15/31	1,212	1,242
5.71%, 02/02/35	984	1,007
Intergroup Financial Services Corp.
4.13%, 10/19/27 (b)	600	583
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (b)	400	395
JPMorgan Chase & Co.
5.14%, 01/24/31	1,719	1,762
5.10%, 04/22/31	1,925	1,973
5.29%, 07/22/35	3,813	3,876
LFS Topco LLC
5.88%, 10/15/26 (d)	340	341
8.75%, 07/15/30 (d)	135	133
Lloyds Banking Group PLC
6.07%, 06/13/36	2,392	2,457
Macquarie Airfinance Holdings Limited
5.20%, 03/27/28 (d)	1,032	1,044
6.40%, 03/26/29 (d)	980	1,024
5.15%, 03/17/30 (d)	259	259
6.50%, 03/26/31 (d)	215	227
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (d)	2,170	1,312
MetLife, Inc.
6.35%, 03/15/55	1,743	1,791
Mitsubishi UFJ Financial Group, Inc.
5.62%, 04/24/36	1,986	2,040
Morgan Stanley
5.95%, 01/19/38	999	1,028
5.94%, 02/07/39	1,926	1,977
NatWest Group PLC
5.12%, 05/23/31 (j)	2,416	2,451
Navient Corporation
5.00%, 03/15/27	150	149
7.88%, 06/15/32	150	156
OneMain Finance Corporation
7.13%, 03/15/26 - 09/15/32	187	193
7.50%, 05/15/31	630	658
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (b)	1,100	1,094
1.83%, 09/10/30 (d)	1,400	1,392
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	425	442
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (d)	280	269
7.88%, 12/15/29 (d)	310	330
6.88%, 05/15/32 (d)	185	189
PT. Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (b)	900	889
RFNA, LP
7.88%, 02/15/30 (d)	650	665
Rocket Companies, Inc.
6.13%, 08/01/30 (d)	250	255
6.38%, 08/01/33 (d)	250	256
Santander Holdings USA, Inc.
5.47%, 03/20/29	1,314	1,336
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (d)	200	203
Starwood Property Trust, Inc.
7.25%, 04/01/29 (d)	350	368
6.00%, 04/15/30 (d)	165	167
State Street Corporation
4.54%, 04/24/28	1,616	1,628
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/25 (d) (h) (i)	700	4
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	221	221
Truist Financial Corporation
7.16%, 10/30/29	885	958
5.15%, 08/05/32	1,939	1,975
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (b) (k)	263	6
United Overseas Bank Limited
1.75%, 03/16/31 (b)	1,200	1,177
2.00%, 10/14/31 (b)	900	871
Walker & Dunlop, Inc.
6.63%, 04/01/33 (d)	325	335
Wells Fargo & Company
5.15%, 04/23/31	3,998	4,093
6.49%, 10/23/34	2,907	3,178
		138,560
Utilities 3.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	400	358
3.87%, 07/22/31 (b)	1,100	941
Adani Energy Solutions Limited
4.00%, 08/03/26 (b)	800	788
4.25%, 05/21/36 (b)	765	648
AEP Texas Inc.
5.45%, 05/15/29	1,196	1,236
AES Andres B.V.
5.70%, 05/04/28 (d)	800	767
Ameren Corporation
3.65%, 02/15/26	5,000	4,981
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,521
Arizona Public Service Company
5.70%, 08/15/34	1,974	2,037
Black Hills Corporation
6.00%, 01/15/35	1,867	1,938
Boston Gas Company
3.15%, 08/01/27 (d)	5,000	4,869
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	600	619
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (d)	600	604
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (b)	302	314
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (d)	1,705	1,494
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (b)	745	766
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (b)	200	176
6.45%, 01/24/35 (d)	400	393
Commonwealth Edison Company
5.95%, 06/01/55	1,945	2,014
Consumers Energy Company
4.50%, 01/15/31	1,190	1,194
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,279
DTE Energy Company
5.85%, 06/01/34	3,030	3,164
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,899
3.95%, 08/15/47	2,566	1,931
5.00%, 08/15/52	703	616
5.80%, 06/15/54	1,454	1,424
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (d)	1,000	938
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (b)	452	404
Enel Finance International N.V.
5.13%, 06/26/29 (d)	782	797
Energuate Trust
5.88%, 05/03/27 (b)	600	596
Entergy Arkansas, LLC
5.75%, 06/01/54	1,037	1,031
Entergy Corporation
7.13%, 12/01/54	980	1,015
Evergy Kansas Central, Inc.
5.70%, 03/15/53	2,062	2,035
Exelon Corporation
5.45%, 03/15/34	3,925	4,031
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (b)	1,014	957
Fenix Power Peru S.A.
4.32%, 09/20/27 (b)	342	335
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	3,661	3,557
GNL Quintero S.A
4.63%, 07/31/29 (b)	1,589	1,579
ITC Holdings Corp.
2.95%, 05/14/30 (d)	1,250	1,163
5.40%, 06/01/33 (d)	750	759
JSW Energy Limited
4.13%, 05/18/31 (b)	1,065	975
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	355	325
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	549	545
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	847	825
National Fuel Gas Company
5.95%, 03/15/35	834	853
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	939	976
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (d)	655	655
NiSource Inc.
5.35%, 04/01/34	1,981	2,015
6.95%, 11/30/54	1,015	1,054
5.85%, 04/01/55	1,723	1,705
NRG Energy, Inc.
6.00%, 02/01/33 (d)	300	303
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,923
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b)	265	262
PSEG Power LLC
5.20%, 05/15/30 (d)	681	696
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (b)	400	396
Saavi Energia S.a r.l.
8.88%, 02/10/35 (d)	300	312
Sempra
5.50%, 08/01/33	4,000	4,085
Southwestern Electric Power Company
3.25%, 11/01/51	1,494	962
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (d)	290	274
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (d)	1,500	1,460
The Southern Company
3.70%, 04/30/30 (j)	2,500	2,415
6.38%, 03/15/55	1,374	1,415
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (d)	3,801	3,868
Transelec S.A.
3.88%, 01/12/29 (d)	2,500	2,416
Virginia Electric and Power Company
5.55%, 08/15/54	747	722
Vistra Operations Company LLC
7.75%, 10/15/31 (d)	305	324
6.88%, 04/15/32 (d)	315	329
		98,258
Industrials 3.3%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (d)	310	321
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (b)	400	386
4.38%, 07/03/29 (b) (f)	800	750
3.10%, 02/02/31 (b)	300	254
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (d)	508	520
Aircastle Limited
5.25%, 03/15/30 (d)	1,941	1,958
American Airlines, Inc.
8.50%, 05/15/29 (d) (f)	285	299
Arcosa, Inc.
6.88%, 08/15/32 (d)	205	212
Artera Services, LLC
8.50%, 02/15/31 (d)	60	50
Berry Global Escrow Corporation
4.88%, 07/15/26 (d)	744	744
Berry Global, Inc.
5.65%, 01/15/34	1,210	1,252
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (c)	1,406	1,118
Brand Industrial Services, Inc.
10.38%, 08/01/30 (d)	105	97
Builders FirstSource, Inc.
6.38%, 03/01/34 (d)	315	321
6.75%, 05/15/35 (d)	270	278
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,411	1,335
Caci International Inc.
6.38%, 06/15/33 (d)	175	181
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (d)	490	502
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (d)	65	48
9.50%, 08/15/29 (d)	265	244
Corporation De Securite Garda World
4.63%, 02/15/27 (d)	625	621
8.25%, 08/01/32 (d)	480	493
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	2,330	2,389
CSX Corporation
3.80%, 11/01/46	4,989	3,887
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (d)	570	583
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	1,892	1,995
5.04%, 03/25/30 (d)	1,947	1,965
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (d) (f)	1,095	946
EMRLD Borrower LP
6.63%, 12/15/30 (d)	525	537
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	402	407
Fortress Transportation And Infrastructure Investors LLC
5.88%, 04/15/33 (d)	255	252
GATX Corporation
5.50%, 06/15/35	1,171	1,185
Genesee & Wyoming Inc.
6.25%, 04/15/32 (d)	1,055	1,078

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Goat Holdco LLC
6.75%, 02/01/32 (d)	290	295
GrafTech Finance Inc.
4.63%, 12/23/29 (d) (f)	150	103
Griffon Corporation
5.75%, 03/01/28	420	420
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (b)	700	690
Herc Holdings Inc.
7.00%, 06/15/30 (d)	270	283
Hexcel Corporation
5.88%, 02/26/35 (l)	1,164	1,183
Holcim Finance US LLC
4.95%, 04/07/30 (d)	877	889
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (d)	750	784
Icahn Enterprises L.P.
5.25%, 05/15/27	260	252
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,417	1,473
JetBlue Airways Corporation
9.88%, 09/20/31 (d)	195	190
JSW Infrastructure Limited
4.95%, 01/21/29 (b)	700	683
Lightning Power LLC
7.25%, 08/15/32 (d)	305	321
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	2,625	2,674
4.35%, 04/05/36 (b)	833	782
Madison IAQ LLC
5.88%, 06/30/29 (d)	785	771
MasTec, Inc.
5.90%, 06/15/29 (l)	2,014	2,085
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (d)	525	539
Molex Electronic Technologies, LLC
5.25%, 04/30/32 (d)	1,921	1,947
MV24 Capital B.V.
6.75%, 06/01/34 (b)	2,050	1,988
Norfolk Southern Corporation
5.10%, 05/01/35	850	856
Northrop Grumman Corporation
5.20%, 06/01/54	2,053	1,914
Novelis Corporation
4.75%, 01/30/30 (d)	435	417
Owens Corning
5.70%, 06/15/34	965	1,002
Paychex, Inc.
5.35%, 04/15/32	3,812	3,911
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (d)	2,011	2,058
Pike Corporation
8.63%, 01/31/31 (d)	255	278
Quanta Services, Inc.
5.25%, 08/09/34	1,943	1,968
Queen Mergerco, Inc.
6.75%, 04/30/32 (d)	190	196
Quikrete Holdings, Inc.
6.75%, 03/01/33 (d)	430	444
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (l)	1,955	1,997
Republic Services, Inc.
5.15%, 03/15/35	3,842	3,917
Rollins, Inc.
5.25%, 02/24/35	883	886
San Miguel Industrias Pet S.A.
3.75%, 08/02/28 (a) (b) (m)	200	187
Seaspan Corporation
5.50%, 08/01/29 (d)	330	313
Siemens Funding B.V.
5.80%, 05/28/55 (d)	1,179	1,216
Simpar Europe
5.20%, 01/26/31 (b)	400	324
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30	1,960	2,008
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (d)	190	210
Standard Building Solutions Inc.
6.50%, 08/15/32 (d)	260	266
Star Leasing Company, LLC
7.63%, 02/15/30 (d)	265	263
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	325	324
TransDigm Inc.
6.88%, 12/15/30 (d)	515	534
6.38%, 05/31/33 (d)	490	492
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (d)	465	495
Triton Container International Limited
3.25%, 03/15/32	762	661
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (d)	340	359
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	2,234	2,223
4.80%, 09/15/34	1,996	1,966
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (d)	580	563
Veralto Corporation
5.35%, 09/18/28	1,935	1,995
Verisk Analytics, Inc.
5.25%, 06/05/34	1,943	1,983
Waste Connections, Inc.
5.25%, 09/01/35	1,647	1,682
Watco Companies, L.L.C.
7.13%, 08/01/32 (d)	520	543
Wesco Distribution, Inc.
6.38%, 03/15/33 (d)	170	176
Westinghouse Air Brake Technologies Corporation
4.90%, 05/29/30	1,957	1,982
XPO, Inc.
7.13%, 06/01/31 (d)	650	678
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (d)	300	304
		87,151
Energy 2.2%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (b)	969	969
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (b)	585	471
Aethon United BR LP
7.50%, 10/01/29 (d)	490	513
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (b)	487	488
5.75%, 06/15/33 (d)	1,000	841
5.75%, 06/15/33 (b)	1,500	1,262
Apa Corp.
6.10%, 02/15/35 (d)	1,103	1,079
Archrock Partners, L.P.
6.63%, 09/01/32 (d)	510	520
Bip-V Chinook
5.50%, 06/15/31 (d)	540	533
Blue Racer Midstream, LLC
7.25%, 07/15/32 (d)	520	551
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	500	498
Buckeye Partners, L.P.
6.88%, 07/01/29 (d)	730	756
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	1,400	494
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	2,107	1,979
Cheniere Energy, Inc.
4.63%, 10/15/28	2,002	1,999
5.65%, 04/15/34	1,000	1,023
Chord Energy Corporation
6.75%, 03/15/33 (d)	530	542
Civitas Resources, Inc.
8.38%, 07/01/28 (d)	205	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	470	445
CNX Resources Corporation
6.00%, 01/15/29 (d)	330	331
Devon Energy Corporation
5.75%, 09/15/54	910	820
DT Midstream, Inc.
4.13%, 06/15/29 (d)	1,059	1,023
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	2,100	2,010
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	3,150	2,081
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	279	276
Enterprise Products Operating LLC
5.55%, 02/16/55	1,981	1,911
Florida Gas Transmission Company, LLC
5.75%, 07/15/35 (d)	859	879
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (b)	618	507
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	200	152
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	1,229	1,163
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (d)	505	518
Harvest Midstream I, L.P.
7.50%, 05/15/32 (d)	495	523
Hess Infrastructure Partners LP
5.88%, 03/01/28 (d)	1,029	1,044
5.50%, 10/15/30 (d)	1,420	1,426
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (d)	210	206
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	2,664	2,954
Kinetik Holdings LP
5.88%, 06/15/30 (d)	999	1,008
Kodiak Gas Services, LLC
7.25%, 02/15/29 (d)	520	538
Matador Resources Company
6.50%, 04/15/32 (d)	420	420
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (b)	400	397
Nabors Industries, Inc.
9.13%, 01/31/30 (d)	330	316
NGL Energy Operating LLC
8.13%, 02/15/29 (d)	150	151
NGPL PipeCo LLC
3.25%, 07/15/31 (d)	2,303	2,051
NuStar Logistics, L.P.
6.00%, 06/01/26	510	512
ONEOK, Inc.
5.38%, 06/01/29	1,009	1,030
6.63%, 09/01/53	5,000	5,193
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	400	397
Parkland Corporation
4.63%, 05/01/30 (d)	290	278
PBF Holding Company LLC
6.00%, 02/15/28	110	105
Permian Resources Operating, LLC
7.00%, 01/15/32 (d)	530	549
6.25%, 02/01/33 (d)	1,250	1,261
PERU LNG
5.38%, 03/22/30 (b)	167	157
Petroleos Mexicanos
6.75%, 09/21/47	300	217
PT. Pertamina (Persero)
1.40%, 02/09/26 (b)	1,000	980
Raizen Fuels Finance S.A.
5.70%, 01/17/35 (b)	1,200	1,124
Reliance Industries Limited
3.67%, 11/30/27 (b)	500	491
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (d)	260	272
SM Energy Company
7.00%, 08/01/32 (d)	315	311
Southwestern Energy Company
4.75%, 02/01/32	1,030	1,002
Sunoco LP
6.00%, 04/15/27	225	225
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (d)	265	272
Targa Resources Corp.
5.50%, 02/15/35	447	449
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,878
Transocean Inc
8.00%, 02/01/27 (d)	154	152
Vallourec
7.50%, 04/15/32 (d)	535	561
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	365	377
8.38%, 06/01/31 (d)	235	244
9.88%, 02/01/32 (d)	140	151
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (d)	90	96
6.50%, 01/15/34 (d)	285	285
Vine Energy Holdings LLC
6.75%, 04/15/29 (d)	620	628
Vital Energy, Inc.
7.88%, 04/15/32 (d) (f)	230	196
Weatherford International Ltd
8.63%, 04/30/30 (d)	145	149
		58,420
Information Technology 1.8%
Amentum Escrow Corp.
7.25%, 08/01/32 (d)	205	211
Amphenol Corporation
5.38%, 11/15/54	1,028	1,007
AppLovin Corporation
5.38%, 12/01/31	991	1,008
Arrow Electronics, Inc.
5.15%, 08/21/29	1,959	1,991
Atlassian Corporation
5.25%, 05/15/29	1,615	1,658
Broadcom Inc.
3.50%, 02/15/41 (d)	5,020	3,977
Cadence Design Systems, Inc.
4.70%, 09/10/34	991	979
Castle US Holding Corporation
10.00%, 06/30/31 (d)	82	36
Central Parent Inc.
8.00%, 06/15/29 (d)	115	95
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (d)	230	217
Cloud Software Group, Inc.
6.50%, 03/31/29 (d)	325	328
9.00%, 09/30/29 (d)	210	218
Coreweave, Inc.
9.25%, 06/01/30 (d)	195	199
Dell Inc.
6.50%, 04/15/38	940	1,005
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (d)	160	170
Ellucian Holdings Inc.
6.50%, 12/01/29 (d)	500	512
Foundry JV Holdco LLC
6.15%, 01/25/32 (d)	1,500	1,579
5.88%, 01/25/34 (d)	1,000	1,017
6.40%, 01/25/38 (d)	1,201	1,266
Helios Software Holdings, Inc.
4.63%, 05/01/28 (d)	450	426
Hewlett Packard Enterprise Company
5.00%, 10/15/34	4,841	4,699
Intuit Inc.
5.50%, 09/15/53	1,704	1,691
Kyndryl Holdings, Inc.
4.10%, 10/15/41	3,737	2,975

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Marvell Technology, Inc.
5.95%, 09/15/33	3,737	3,947
McAfee Corp.
7.38%, 02/15/30 (d)	115	109
Minerva Merger Sub Inc
6.50%, 02/15/30 (d)	415	408
Motorola Solutions, Inc.
5.20%, 08/15/32	1,640	1,666
NetApp, Inc.
5.50%, 03/17/32	965	1,007
Oracle Corporation
3.80%, 11/15/37	750	642
5.38%, 09/27/54	1,299	1,187
Qorvo, Inc.
3.38%, 04/01/31 (d)	1,202	1,083
Renesas Electronics Corporation
2.17%, 11/25/26 (d) (l)	3,813	3,689
UKG Inc.
6.88%, 02/01/31 (d)	255	265
VeriSign, Inc.
5.25%, 06/01/32	2,497	2,545
Wipro IT Services, LLC
1.50%, 06/23/26 (b)	200	194
Workday, Inc.
3.70%, 04/01/29	1,877	1,834
3.80%, 04/01/32	1,123	1,056
		46,896
Consumer Discretionary 1.6%
Academy, Ltd.
6.00%, 11/15/27 (d)	420	421
Acushnet Company
7.38%, 10/15/28 (d)	265	276
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (f)	210	192
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	285	271
AutoNation, Inc.
5.89%, 03/15/35	1,667	1,692
AutoZone, Inc.
5.13%, 06/15/30	1,902	1,950
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (d) (k)	200	208
Caesars Entertainment, Inc.
6.00%, 10/15/32 (d) (f)	790	774
Carnival Corporation
6.13%, 02/15/33 (d)	713	729
Carvana Co.
9.00%, 12/01/28 (d) (k) (m)	172	176
11.00%, 06/01/30 (d) (k) (m)	285	300
Clarios Global LP
6.75%, 05/15/28 - 02/15/30 (d)	1,205	1,246
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (d)	260	277
Dana Incorporated
5.38%, 11/15/27	120	120
5.63%, 06/15/28	310	311
DCLI Bidco LLC
7.75%, 11/15/29 (d)	260	263
Dealer Tire, LLC
8.00%, 02/01/28 (d)	260	250
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (d) (f)	210	163
Expedia Group, Inc.
3.80%, 02/15/28	2,040	2,010
Fertitta Entertainment LLC
6.75%, 01/15/30 (d)	115	106
Full House Resorts, Inc.
8.25%, 02/15/28 (d) (f)	205	199
Gates Corporation
6.88%, 07/01/29 (d)	345	358
Genting New York LLC
7.25%, 10/01/29 (d)	365	379
Genuine Parts Company
4.95%, 08/15/29	1,974	2,005
Group 1 Automotive, Inc.
4.00%, 08/15/28 (d)	275	266
6.38%, 01/15/30 (d)	340	350
Hyundai Capital America
5.30%, 01/08/29 (d)	3,885	3,948
Installed Building Products, Inc.
5.75%, 02/01/28 (d)	425	424
Life Time, Inc.
6.00%, 11/15/31 (d)	525	534
Light & Wonder, Inc.
6.63%, 03/01/30 (d)	220	212
Light and Wonder International, Inc.
7.25%, 11/15/29 (d)	245	252
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (d)	65	54
Lowe`s Companies, Inc.
5.63%, 04/15/53	1,171	1,128
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	205	165
Magnum Management Corporation
5.25%, 07/15/29	280	274
Marriott International, Inc.
5.30%, 05/15/34	1,968	1,994
Mattamy Homes Limited
4.63%, 03/01/30 (d)	415	399
McDonald's Corporation
4.45%, 03/01/47	2,259	1,914
Meritage Homes Corporation
5.65%, 03/15/35	1,204	1,202
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (d)	845	755
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	405	390
NCL Corporation Ltd.
5.88%, 03/15/26 (d)	26	26
6.25%, 03/01/30 (d)	85	86
6.75%, 02/01/32 (d)	190	194
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (d)	210	202
4.81%, 09/17/30 (d)	215	196
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (d)	300	301
O'Reilly Automotive, Inc.
5.00%, 08/19/34	1,049	1,042
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (b)	2,050	1,944
PENN Entertainment, Inc.
4.13%, 07/01/29 (d) (f)	200	185
PetSmart, LLC
4.75%, 02/15/28 (d)	830	809
7.75%, 02/15/29 (d)	500	487
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (d)	145	83
Rivers Enterprise Borrower, LLC
6.63%, 02/01/33 (d)	755	757
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (d)	1,905	1,915
5.63%, 09/30/31 (d)	200	202
Sabre GLBL Inc.
8.63%, 06/01/27 (d)	62	63
10.75%, 11/15/29 (d)	201	207
Six Flags Operations Inc.
7.25%, 05/15/31 (d)	520	534
Sonic Automotive, Inc.
4.63%, 11/15/29 (d)	290	281
Staples, Inc.
10.75%, 09/01/29 (d)	315	299
Station Casinos LLC
6.63%, 03/15/32 (d)	260	266
Swf Holdings I Corp.
6.50%, 10/01/29 (d)	95	37
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (f)	235	225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Univision Communications Inc.
4.50%, 05/01/29 (d)	325	296
8.50%, 07/31/31 (d)	100	100
Upbound Group, Inc.
6.38%, 02/15/29 (d)	170	168
Verde Purchaser, LLC
10.50%, 11/30/30 (d)	210	227
Victra Holdings LLC
8.75%, 09/15/29 (d) (f)	415	435
Viking Cruises Limited
9.13%, 07/15/31 (d)	240	259
Voyager Parent, LLC
9.25%, 07/01/32 (d)	325	339
Whirlpool Corporation
6.50%, 06/15/33	250	251
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (d)	585	572
		41,925
Health Care 1.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (d)	400	404
AbbVie Inc.
4.70%, 05/14/45	2,103	1,885
5.50%, 03/15/64	1,175	1,141
AdaptHealth LLC
5.13%, 03/01/30 (d)	165	157
Agilent Technologies, Inc.
4.75%, 09/09/34	2,045	2,010
Amgen Inc.
5.75%, 03/02/63	2,832	2,755
Bausch & Lomb Corporation
8.38%, 10/01/28 (d)	650	679
Bausch Health Companies Inc.
8.50%, 01/31/27 (d)	105	100
4.88%, 06/01/28 (d)	290	244
5.25%, 01/30/30 (d)	185	117
14.00%, 10/15/30 (d)	30	26
Biogen Inc.
5.05%, 01/15/31	1,917	1,951
Cardinal Health, Inc.
4.60%, 03/15/43	1,977	1,704
4.50%, 11/15/44	291	245
Centene Corporation
2.50%, 03/01/31	3,312	2,851
Community Health Systems, Inc.
6.00%, 01/15/29 (d)	360	347
6.88%, 04/15/29 (d)	180	144
4.75%, 02/15/31 (d)	330	283
Elevance Health, Inc.
4.55%, 05/15/52	593	485
Gilead Sciences, Inc.
5.55%, 10/15/53	1,054	1,040
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d)	635	609
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	1,200	1,244
6.00%, 05/08/34	1,200	1,225
IQVIA Inc.
6.25%, 02/01/29	1,359	1,420
6.25%, 06/01/32 (d)	340	349
Labcorp Holdings Inc.
4.80%, 10/01/34	4,846	4,744
Lifepoint Health, Inc.
10.00%, 06/01/32 (d)	325	335
Mars, Incorporated
5.70%, 05/01/55 (d)	2,079	2,077
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (d)	540	536
Quest Diagnostics Incorporated
5.00%, 12/15/34	1,968	1,959
Radiology Partners, Inc.
9.78%, 02/15/30 (a) (d) (k) (m)	148	146
8.50%, 07/15/32 (d)	455	456
Royalty Pharma PLC
5.40%, 09/02/34	1,918	1,943
Select Medical Corporation
6.25%, 12/01/32 (d) (f)	385	387
Sotera Health Holdings, LLC
7.38%, 06/01/31 (d)	285	296
Takeda U.S. Financing, Inc.
5.90%, 07/07/55	2,005	2,012
Tenet Healthcare Corporation
6.25%, 02/01/27	335	335
6.13%, 10/01/28 - 06/15/30	830	839
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/34	1,956	1,961
		41,441
Communication Services 1.4%
Acuris Finance US, Inc.
5.00%, 05/01/28 (d)	475	453
Altice Financing S.A.
5.00%, 01/15/28 (d)	245	184
Altice France Holding S.A.
5.50%, 10/15/29 (d)	470	389
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (d) (f)	135	106
AT&T Inc.
2.75%, 06/01/31	4,000	3,625
3.50%, 09/15/53	5,738	3,888
Bell Canada inc.
6.88%, 09/15/55	1,194	1,225
CCO Holdings, LLC
5.13%, 05/01/27 (d)	550	548
4.75%, 03/01/30 (d)	745	722
4.75%, 02/01/32 (d)	385	365
4.25%, 01/15/34 (d)	215	191
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (d) (f)	120	111
7.88%, 04/01/30 (d)	200	206
Commscope Technologies LLC
5.00%, 03/15/27 (d)	185	180
CommScope, LLC.
4.75%, 09/01/29 (d)	122	119
9.50%, 12/15/31 (d)	200	209
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	430	435
CSC Holdings, LLC
6.50%, 02/01/29 (d)	795	646
DIRECTV Financing, LLC
5.88%, 08/15/27 (d)	450	448
DISH DBS Corporation
5.75%, 12/01/28 (d)	540	468
5.13%, 06/01/29	285	190
EchoStar Corporation
10.75%, 11/30/29	435	447
Frontier Communications Holdings, LLC
5.88%, 11/01/29	479	484
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	130	130
GCI, LLC
4.75%, 10/15/28 (d)	380	368
Gray Media, Inc.
10.50%, 07/15/29 (d)	265	285
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	235	240
Level 3 Financing, Inc.
4.25%, 07/01/28 (d)	180	165
4.50%, 04/01/30 (d)	350	317
6.88%, 06/30/33 (d)	485	493
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (d)	260	264
Lumen Technologies, Inc.
8.00%, 06/01/36	115	53
Match Group Holdings II, LLC
5.00%, 12/15/27 (d)	570	566
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (d)	100	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Meta Platforms, Inc.
4.45%, 08/15/52	2,225	1,880
Millicom International Cellular SA
5.13%, 01/15/28 (b)	360	356
6.25%, 03/25/29 (b)	630	632
MVC Acquisition Corp.
5.75%, 08/01/28 (d)	280	281
Netflix, Inc.
5.40%, 08/15/54	1,464	1,445
Outfront Media Capital Corporation
7.38%, 02/15/31 (d)	200	212
Radiate HoldCo, LLC
4.50%, 09/15/26 (d) (f)	85	73
Sirius XM Radio Inc.
5.50%, 07/01/29 (d)	885	878
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (b)	287	286
TELUS Corporation
7.00%, 10/15/55	509	513
T-Mobile USA, Inc.
3.40%, 10/15/52	2,229	1,490
5.50%, 01/15/55	5,000	4,743
5.25%, 06/15/55	1,318	1,203
5.88%, 11/15/55	1,242	1,244
Videotron Ltee
5.70%, 01/15/35 (d)	1,968	1,976
Wayfair LLC
7.25%, 10/31/29 (d)	250	251
Windstream Services, LLC
8.25%, 10/01/31 (d)	315	330
		36,417
Real Estate 1.3%
Agree Limited Partnership
2.60%, 06/15/33	1,030	856
American Homes 4 Rent, L.P.
5.50%, 02/01/34	2,857	2,902
American Tower Corporation
5.55%, 07/15/33	995	1,026
3.70%, 10/15/49	720	527
Americold Realty Operating Partnership, L.P.
5.60%, 05/15/32	855	859
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (d) (f)	80	66
7.00%, 04/15/30 (d) (f)	235	219
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (b)	696	705
7.25%, 01/31/41 (d)	1,094	1,108
Crown Castle Inc.
3.65%, 09/01/27	5,000	4,913
Extra Space Storage LP
5.40%, 02/01/34	1,973	2,002
First Industrial, L.P.
5.25%, 01/15/31	2,501	2,531
Iron Mountain Incorporated
7.00%, 02/15/29 (d)	405	419
6.25%, 01/15/33 (d)	100	103
Lineage OP, LP
5.25%, 07/15/30 (d)	1,969	1,980
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	1,065	1,071
3.25%, 04/15/33	1,187	1,024
Park Intermediate Holdings LLC
7.00%, 02/01/30 (d)	730	750
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (b)	1,050	1,046
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,524	1,567
Realty Income Corporation
5.13%, 04/15/35	1,189	1,191
RHP Hotel Properties, LP
6.50%, 06/15/33 (d)	420	432
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,002	894
Service Properties Trust
5.50%, 12/15/27	115	114
8.88%, 06/15/32	220	226
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,351	2,083
Uniti Group Inc.
10.50%, 02/15/28 (d)	196	208
8.63%, 06/15/32 (d)	205	207
VICI Properties Inc.
4.63%, 12/01/29 (d)	2,053	2,015
XHR LP
6.63%, 05/15/30 (d)	2,075	2,118
		35,162
Consumer Staples 1.3%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	720	633
3.00%, 02/16/31 (d)	480	422
Allied Universal Holdco LLC
6.00%, 06/01/29 (d) (f)	235	229
7.88%, 02/15/31 (d)	670	700
Ashtead Capital, Inc.
5.55%, 05/30/33 (d)	1,680	1,693
B.A.T Capital Corporation
5.63%, 08/15/35	1,972	2,006
4.54%, 08/15/47	1,787	1,444
Belron UK Finance PLC
5.75%, 10/15/29 (d)	680	685
Bunge Limited Finance Corp.
4.65%, 09/17/34	2,423	2,348
Campbell's Company, The
5.40%, 03/21/34	1,031	1,048
Cencosud S.A.
4.38%, 07/17/27 (b)	200	198
Cosan Overseas Limited
8.25% (b) (g)	1,400	1,412
Diageo Investment Corporation
5.13%, 08/15/30	1,597	1,645
Flowers Foods, Inc.
5.75%, 03/15/35	2,012	2,064
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (b) (f)	400	315
JBS USA Food Company
3.75%, 12/01/31	1,577	1,467
Keurig Dr Pepper Inc.
5.20%, 03/15/31	1,935	1,998
Metis Merger Subordinated LLC
6.50%, 05/15/29 (d)	160	157
Minerva Luxembourg S.A.
5.88%, 01/19/28 (b)	200	200
8.88%, 09/13/33 (d)	200	216
Movida Europe S.A.
7.85%, 04/11/29 (d) (f)	500	460
NBM US Holdings, Inc.
6.63%, 08/06/29 (b)	600	603
Opal Bidco SAS
6.50%, 03/31/32 (d)	540	550
Philip Morris International Inc.
5.38%, 02/15/33	1,915	1,977
5.25%, 02/13/34	1,772	1,807
Post Holdings, Inc.
6.38%, 03/01/33 (d)	405	409
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (d)	225	226
Primo Water Holdings Inc.
6.25%, 04/01/29 (d)	315	317
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (b)	1,838	1,864
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (d)	1,991	2,006
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (c)	1,610	1,172

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
U.S. Foods Inc.
5.75%, 04/15/33 (d)	700	701
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	830	820
Vortex Opco LLC
11.26%, 04/30/30 (a) (d)	12	12
VT Topco, Inc.
8.50%, 08/15/30 (d)	535	568
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	80	76
Wand NewCo 3, Inc.
7.63%, 01/30/32 (d)	315	331
		34,779
Materials 1.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	700	668
ArcelorMittal
6.00%, 06/17/34	1,084	1,137
Aris Mining Corporation
8.00%, 10/31/29 (d)	600	612
Arsenal AIC Parent LLC
8.00%, 10/01/30 (d)	150	160
Avery Dennison Corporation
5.75%, 03/15/33	965	1,007
Avient Corporation
6.25%, 11/01/31 (d)	100	101
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b)	600	417
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (b)	500	388
Cap S.A.
3.90%, 04/27/31 (b)	1,400	1,130
3.90%, 04/27/31 (d)	600	484
CCL Industries Inc.
3.05%, 06/01/30 (d)	2,149	1,993
Celanese US Holdings LLC
6.50%, 04/15/30	245	251
6.75%, 04/15/33 (f)	245	248
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (g)	500	494
7.20%, (100, 06/10/30) (d) (g)	200	202
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (d)	325	320
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (b)	500	498
Corporacion Nacional del Cobre de Chile
5.13%, 02/02/33 (b)	1,100	1,068
CSN Resources S.A.
5.88%, 04/08/32 (b)	1,400	1,151
EIDP, Inc.
5.13%, 05/15/32	1,315	1,342
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	199
5.25%, 09/01/29	300	305
GCC, S.A.B. de C.V
3.61%, 04/20/32 (b)	300	264
Glencore Funding LLC
5.37%, 04/04/29 (d)	3,396	3,482
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (b)	1,000	1,038
Illuminate Buyer LLC
9.00%, 07/01/28 (d)	485	487
INEOS Finance PLC
7.50%, 04/15/29 (d)	255	256
MATIV Holdings, Inc.
8.00%, 10/01/29 (d) (f)	120	109
Minsur S.A.
4.50%, 10/28/31 (b)	800	742
Newmont Corporation
5.35%, 03/15/34	1,902	1,952
Novelis Corporation
6.88%, 01/30/30 (d)	190	196
OCP S.A.
6.75%, 05/02/34 (b)	1,500	1,556
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (b)	400	398
Olin Corporation
6.63%, 04/01/33 (d)	185	182
Periama Holdings, LLC
5.95%, 04/19/26 (b)	500	500
Rio Tinto Finance (USA) plc
5.75%, 03/14/55	1,201	1,204
Sasol Financing USA LLC
4.38%, 09/18/26	200	196
Sealed Air Corporation
7.25%, 02/15/31 (d)	515	542
Sonoco Products Company
4.60%, 09/01/29	1,067	1,065
SunCoke Energy, Inc.
4.88%, 06/30/29 (d)	475	442
Unigel Luxembourg SA
13.50%, 12/31/27 (d) (k)	44	35
13.50%, 12/31/27 (b) (k)	62	49
11.00%, 12/31/28 (d) (k)	50	14
11.00%, 12/31/28 (b) (k)	209	58
Vale Overseas Ltd
6.40%, 06/28/54	783	767
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	270	244
		29,953
Total Corporate Bonds And Notes (cost $659,121)		648,962
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.6%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (m)	1,019	932
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,127	2,172
Series 2024-B-1A, 6.90%, 05/16/31	4,786	4,771
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31	1,423	1,437
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 2.48%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (m) (n)	2,486	1,354
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.58%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (m) (n)	2,305	1,662
Affirm Asset Securitization Trust 2025-X1
Series 2025-B-X1, 5.19%, 07/15/26	2,600	2,598
AIMCO CLO 10 Ltd
Series 2019-D1RR-10A, 7.27%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,004
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	2,887	2,487
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 4.81%, (12 Month Treasury Average + 1.40%), 08/25/35 (a) (n)	157	150
Series 2005-A3-32T1, REMIC, 5.43%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,422	2,275
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 3.73%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (m) (n)	2,530	2,368
Series 2005-2A1-J12, REMIC, 2.38%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (m) (n)	5,508	2,745
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,325	2,108
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,139	1,703
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,345	1,732
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,108	1,877
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 4.22%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (m) (n)	498	537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.15%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (m)	2,909	2,637
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 4.19%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (m) (n)	1,929	1,726
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 0.00%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	4,852	4,166
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	2,970	2,217
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,999	2,595
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 4.52%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (m) (n)	129	118
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,911
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,894
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,900
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,415
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,910
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,944
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, 0.00%, (3 Month Term SOFR + 1.50%), 07/21/36 (a) (o)	1,000	998
AREIT 2024-CRE9 Ltd
Series 2024-B-CRE9, 6.85%, (1 Month Term SOFR + 2.54%), 02/20/29 (a) (m)	1,820	1,813
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (a)	2,290	2,285
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 2.86%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	10,452	5,624
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 1.10%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (m) (n)	12,989	3,215
Bain Capital Credit CLO 2023-3, Limited
Series 2023-C-3A, 7.53%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,004
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 9.27%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	502
Bain Capital Credit CLO 2024-4 Ltd
Series 2024-D1-4A, 7.38%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	502
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	1,516
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 5.00%, 02/20/35 (a)	179	168
Bank 2018-BNK14
Series 2018-A3-BN14, REMIC, 3.97%, 07/17/28	2,591	2,558
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,166
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,827
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31 (a)	2,121	1,651
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,295
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	584
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	2,280	2,020
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.43%, 05/25/35 (a)	1,622	1,534
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,368	2,440
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,443
Bank5 Trust 2024-5YR6
Series 2024-A3-5YR6, REMIC, 6.23%, 04/15/29	1,969	2,069
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	2,600	2,216
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,105
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,782
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,597
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,952
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,413
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	1,593	1,656
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 5.17%, 03/27/47 (a)	3,761	3,155
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (a)	467	180
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 4.81%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (m)	1,128	1,180
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.47%, 03/26/37 (a)	34	33
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,978	1,364
BDS 2022-FL11 LLC
Series 2022-B-FL11, 6.67%, (1 Month Term SOFR + 2.35%), 03/19/39 (a)	2,230	2,232
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.44%, 05/25/35 (a)	54	52
Series 2005-22A1-7, REMIC, 4.96%, 09/25/35 (a)	60	34
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 4.82%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 6.25%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.57%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.73%, 01/25/34 (a)	29	29
Series 2004-2A1-8, REMIC, 5.83%, 11/25/34 (a)	93	82
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 5.05%, 01/26/36 (a)	130	91
Series 2007-2A1-R6, REMIC, 4.71%, 12/26/46 (a)	108	85
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	934
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,452

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,271
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	2,300	2,029
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,718
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,452
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (a)	1,964	2,056
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,480
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (a)	1,963	2,071
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,438
Benchmark 2025-V15 Mortgage Trust
Series 2025-AS-V15, REMIC, 6.17%, 05/15/30	1,306	1,370
BlueMountain CLO XXIII Ltd
Series 2018-D1R-23A, 8.12%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,000
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,415
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,563	1,612
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,462	2,459
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (m)	6,741	6,786
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 7.58%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (m)	2,500	2,510
Campbellsville Independent School District
Series 2018-DR-27A, 8.37%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,445
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR2-2A, 7.11%, (3 Month Term SOFR + 2.85%), 10/15/34 (a)	1,000	998
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 7.57%, (3 Month Term SOFR + 3.31%), 07/17/34 (a)	1,000	1,001
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 10.82%, (3 Month Term SOFR + 6.56%), 10/16/34 (a)	1,000	1,000
Carlyle US CLO 2018-4 LTD
Series 2018-D1R-4A, 7.38%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	501
Carlyle US CLO 2019-4 LTD
Series 2019-A2R-4A, 6.01%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	1,000
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,496
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (m)	816	793
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 7.15%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	1,002
Series 2021-D1-8A, 7.95%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	1,001
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 1.23%, 01/25/37 (a) (m) (n)	2,487	695
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	274
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,887	2,846
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.74%, 12/25/35 (a)	28	27
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	336	110
CIFC Funding 2019-III Ltd
Series 2019-D1R2-3A, 7.01%, (3 Month Term SOFR + 2.75%), 01/16/38 (a)	500	501
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.01%, (3 Month Term SOFR + 2.75%), 01/15/38 (a)	500	501
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	567	519
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,766	2,739
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,540
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (a)	1,630	1,387
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.16%, 10/25/37 (a) (m)	1,476	1,423
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,268
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.61%, 02/25/62 (a)	452	431
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 6.39%, (1 Year Treasury + 2.40%), 10/25/35 (a) (n)	6	6
Series 2005-1A3A-8, REMIC, 4.68%, 11/25/35 (a)	739	768
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 3.00%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (m) (n)	207	143
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,500	1,512
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,166
COMM 2015-CCRE22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.24%, 03/12/48 (a)	10,924	3
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.30%, 02/12/48 (a)	200	181
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 5.07%, 03/25/32 (a)	10	9
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,048
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.64%, 10/10/31 (a)	2,810	2,474
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	6,830	6,597
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,264	588
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	194	191
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.78%, 11/12/32 (a)	5,200	515
CWABS, Inc.
Series 2004-M1-3, REMIC, 5.19%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (m)	14	14
Series 2005-3A2A-HYB9, REMIC, 4.98%, (12 Month Term SOFR + 2.47%), 02/20/36 (a) (n)	9	9
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	990	980
Series 2004-A2-HYB6, REMIC, 5.90%, 11/21/34 (a)	188	181
Series 2004-A3-22, REMIC, 5.13%, 11/25/34 (a)	71	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2004-1A1-HYB9, REMIC, 5.39%, 02/20/35 (a)	13	13
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,781	1,642
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	860	401
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,744	1,723
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,922
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 3.90%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (m) (n)	4,577	3,974
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 7.78%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	1,003
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 7.52%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	2,005
Empower CLO 2023-2 Ltd
Series 2023-B-2A, 7.01%, (3 Month Term SOFR + 2.75%), 07/15/36 (a)	500	502
Series 2023-C-2A, 7.66%, (3 Month Term SOFR + 3.40%), 07/15/36 (a)	500	502
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	47	47
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,829
ExteNet Issuer LLC
Series 2025-B-1A, 5.70%, 07/25/29	1,500	1,506
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	7,827	2,566
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 5.05%, 10/25/35 (a)	188	169
Series 2005-4A1-AR6, REMIC, 5.61%, 02/25/36 (a)	38	36
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,283
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	475	450
Goldentree Loan Management US Clo 15 Ltd
Series 2022-DR-15A, 8.77%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,005
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	478	400
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 7.02%, (3 Month Term SOFR + 2.76%), 04/15/31 (a)	1,000	1,001
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (a)	2,300	2,285
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.86%, (1 Month Term SOFR + 1.55%), 07/16/35 (a) (m)	1,898	19
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 5.24%, 09/25/35 (a)	72	68
Series 2005-6A1-AR7, REMIC, 4.43%, 11/25/35 (a)	21	18
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,867
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	4,000	3,414
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 3.82%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (m) (n)	252	246
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 4.72%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (m) (n)	15,461	3,248
HarborView Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 4.52%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (m) (n)	25	24
Series 2005-3A1-4, REMIC, 4.73%, 07/19/35 (a)	116	86
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,663	4,614
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (m)	4,340	4,358
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (d) (m)	1,157	1,053
Series 2024-A-I, 5.38%, 09/15/31	1,925	1,914
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 1.41%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (m) (n)	5,249	1,476
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 3.20%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (m) (n)	335	220
Hyundai Auto Receivables Trust 2024-C
Series 2024-C-C, 4.86%, 10/15/28	1,150	1,150
ICG US CLO 2023-1 I Ltd
Series 2023-AR-1A, 0.00%, (3 Month Term SOFR + 1.38%), 07/18/38 (a)	1,000	1,000
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,306
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 6.70%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.69%, 08/25/35 (a)	689	528
Series 2005-1A1-AR31, REMIC, 3.57%, 01/25/36 (a)	137	123
Invesco U.S. CLO 2023-3, Ltd.
Series 2023-B-3A, 6.91%, (3 Month Term SOFR + 2.65%), 07/15/36 (a)	1,000	1,000
Series 2023-C-3A, 7.41%, (3 Month Term SOFR + 3.15%), 07/15/36 (a)	500	500
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.99%, 12/07/26 (a)	2,547	396
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 4.56%, (1 Month Term SOFR + 0.94%), 11/25/36 (a) (m) (n)	267	366
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	24
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	6	6
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.83%, 10/17/50 (a)	77,297	1,060
Katayma CLO I, Ltd.
Series 2023-D-1A, 9.52%, (3 Month Term SOFR + 5.25%), 10/20/36 (a)	1,000	1,010
LCM 28 Ltd
Series D-28A, 7.48%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	982
LCM XIV Limited Partnership
Series DR-14A, 7.28%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (d)	2,000	2,001
LCM XV LP
Series DR-15A, 8.23%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,750
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 4.93%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,482	2,944
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 4.09%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (m) (n)	2,130	2,123
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 1.67%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (m) (n)	3,250	2,723
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 6.78%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	1,985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	2,290	2,283
Long Point Park CLO, Ltd.
Series 2017-C-1A, 6.94%, (3 Month Term SOFR + 2.66%), 01/17/30 (a)	1,000	1,001
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	962	966
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (d) (m)	2,325	2,218
Marble Point CLO XXI LTD
Series 2021-D1-3A, 8.04%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	2,000
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 3.76%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (m) (n)	457	439
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 3.25%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (m) (n)	3,425	2,954
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 1.06%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (m) (n)	265	65
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,243	745
Series 2006-1A10-2, REMIC, 6.00%, (1 Month Term SOFR + 6.00%), 06/25/36 (a)	1,057	634
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 5.14%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	7	7
Menlo CLO I Ltd
Series 2024-A1-1A, 5.69%, (3 Month Term SOFR + 1.42%), 01/20/38 (a)	2,000	2,004
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 4.94%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (m)	13	12
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 5.86%, 05/25/33 (a)	46	44
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 6.18%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,900	1,848
MF1 2024-FL14 LLC
Series 2024-AS-FL14, REMIC, 6.56%, (1 Month Term SOFR + 2.24%), 03/19/39 (a)	2,500	2,509
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.63%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,290	2,286
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (m)	3,726	3,758
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.75%, 09/25/30 (a)	8,210	7,392
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.27%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	18
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,339	1,165
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 1.07%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (m) (n)	9,630	3,320
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 4.96%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (m)	497	487
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	605	576
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	475	429
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	694	618
Series 2020-B-1A, 3.10%, 11/22/32	868	759
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	789	644
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,394	2,250
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A1-2, REMIC, 5.96%, 01/18/28	88	90
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	3,769	3,736
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	3,930	3,813
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,075
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,526	1,439
Ocean Trails CLO V
Series 2014-DRR-5A, 7.95%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	1,000
Octagon Investment Partners 34 17 1A 144A
Series 2017-D-34, 7.03%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	1,001
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 7.88%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	965
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 7.54%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	501
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 3.60%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (m) (n)	2,199	2,128
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 0.00%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (m) (n)	565	349
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 1.18%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (m) (n)	1,149	1,116
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	197	196
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 3.81%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (m) (n)	5,000	4,214
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (m)	11,602	11,559
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 4.83%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	2	2
Primrose Funding LLC
Series 2025-A2-1A, 6.46%, 07/30/32 (d)	1,500	1,519
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,765
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,123
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,965
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,858	5,603
PRPM, LLC
Series 2020-A1-4, 6.61%, 10/25/25 (a) (m) (n)	2,475	2,475
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,217	1,859
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 4.78%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (m)	729	678
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (m)	3,374	1,498
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 3.18%, 08/25/36 (a) (m)	1,983	727
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,503	2,277
Research-Driven Pagaya Motor Trust 2025-3
Series 2025-A2-3A, 5.15%, 06/25/27	2,000	2,011

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.21%, 01/25/36 (a)	3,049	2,242
Series 2006-A5-QS1, REMIC, 5.34%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,316	2,576
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	4,000	3,959
Series 2023-B-1A, 5.75%, 09/15/28 (d)	3,000	2,946
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	1,527	1,456
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 1.38%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (m) (n)	12,364	5,217
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 0.00%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (m) (n)	209	42
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,287
Interest Only, Series 2016-XA-C5, REMIC, 1.82%, 10/13/48 (a)	25,853	298
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 1.17%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (m) (n)	15,803	2,965
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,149
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,470	1,430
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	847	788
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.15%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	523	521
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	291	289
Sound Point CLO 36 Ltd
Series 2023-B-36A, 7.13%, (3 Month Term SOFR + 2.85%), 07/28/36 (a) (d)	500	501
Series 2023-C-36A, 7.68%, (3 Month Term SOFR + 3.40%), 07/28/36 (a) (d)	500	502
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 9.03%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	968
Sound Point CLO XVIII Ltd
Series 2017-C-4A, 7.03%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	984
Sound Point CLO XX Ltd
Series 2018-C-2A, 6.49%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	500
Sound Point CLO XXIII
Series 2019-DR-2A, 7.82%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,947
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 6.24%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	1,000
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 7.79%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	957
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 2.14%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (m) (n)	5,486	2,827
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (d) (m)	1,394	1,255
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,780	3,711
Start Ltd
Series 2018-A-1, 4.09%, 05/15/43	616	611
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,441
Storm King Park CLO, Ltd
Series 2022-AR-1A, 5.62%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,211
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 4.06%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (m) (n)	898	850
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 4.94%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (m)	48	45
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 2.52%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (m) (n)	227	80
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 5.10%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (m)	2	2
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 3.37%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (m) (n)	3,057	2,053
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	1,990	2,037
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,033	1,378
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,479	2,347
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	2,047
Series 2024-A2-2A, 5.44%, 06/25/54	3,000	3,027
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 7.57%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	998
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (m)	2,351	2,273
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 7.33%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	1,001
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 7.42%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,501
Series 2018-E-1, 10.02%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	502
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	833	833
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,223	2,919
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.45%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	1,000	998
Trestles CLO VIII Ltd
Series 2025-A1-8A, 5.65%, (3 Month Term SOFR + 0.00%), 06/11/35 (a)	1,000	1,000
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 8.31%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	2,250	2,254
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	1,662	1,483
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.63%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (m)	1,452	1,449
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	1,925	1,652
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	465
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,888
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,399
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.72%, 03/12/46 (a)	2,351	2,115
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	1	1
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	212	210
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	2,750	2,725
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	250	235
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,172	1,187
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,662
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (m)	115	115
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 7.33%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	1,001
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 7.27%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	999
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,108	1,969
Warwick Capital CLO 6 Ltd
Series 2025-A1-6A, 5.73%, (3 Month Term SOFR + 0.00%), 07/20/38 (a)	2,000	2,001
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 4.47%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (m) (n)	24	24
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 4.83%, (12 Month Treasury Average + 1.20%), 11/25/42 (a) (n)	8	8
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 4.96%, 01/25/36 (a)	117	106
Series 2005-A1A1-AR13, REMIC, 4.81%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (m) (n)	14	14
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.07%, 02/25/37 (a)	736	652
Series 2007-4A1-HY1, REMIC, 4.23%, 02/25/37 (a)	75	69
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.61%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (m) (n)	1,109	980
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.36%, 08/25/36 (a)	762	720
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 4.06%, 07/25/37 (a)	127	118
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.89%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 5.77%, (12 Month Treasury Average + 1.40%), 08/25/42 (a) (n)	14	13
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,540	1,465
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 6.39%, 12/25/37 (a)	335	310
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,565
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.57%, 03/17/51 (a)	58,800	786
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	2,200	1,911
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	925
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,776	2,469
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,433
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	890
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,950	2,027
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,385	1,293
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (m)	3,642	3,398
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 7.53%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	1,001
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 7.42%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	1,001
Series 2014-ER-2A, 10.27%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	838
Wind River 2021-1 CLO Ltd
Series 2021-D1R-1A, 8.22%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	505
Wind River 2021-4 CLO Ltd.
Series 2021-A-4A, 5.70%, (3 Month Term SOFR + 1.43%), 01/22/35 (a)	5,000	5,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $614,766)		547,584
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Industrials 0.9%
Access CIG, LLC
2023 Term Loan, 8.38%, (6 Month Term SOFR + 4.25%), 08/15/28 (a)	137	137
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	651	650
Air Comm Corporation, LLC
2024 Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 11/21/31 (a)	488	489
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	419	420
AllSpring Buyer LLC
2024 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 11/01/30 (a)	658	661
American Airlines, Inc.
2025 Term Loan, 6.52%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	276	274
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/09/32 (a)	265	266
APi Group DE, Inc.
2025 Term Loan, 6.08%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	120	120
Arsenal AIC Parent LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	94	94
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,066	1,059
Beach Acquistion Bidco LLC
Tem Loan B1, 0.00%, (SOFR + 3.25%), 06/25/32 (a) (p)	155	156
Brown Group Holding LLC
Term Loan, 0.00%, (SOFR + 3.75%), 06/09/29 (a) (p)	125	125
Colossus Acquireco LLC
Term Loan, 0.00%, (SOFR + 1.75%), 06/12/32 (a) (p)	700	695
Construction Partners Inc
Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	353	354
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.66%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	191	170
2024 Term Loan B, 8.81%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	55	46

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Corpay Technologies Operating Company LLC
Term Loan B5, 6.08%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	80	80
CPI Holdco B LLC
2024 Term Loan, 0.00%, (1 Month Term SOFR + 2.00%), 05/10/31 (a) (p)	90	90
2024 Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	144	143
2024 Incremental Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	180	180
CPPIB Capital Inc
Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 08/07/31 (a)	213	213
Cube Industrials Buyer Inc
2024 Term Loan, 7.52%, (3 Month Term SOFR + 3.25%), 10/09/31 (a)	395	397
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 03/31/28 (a)	488	488
2021 2nd Lien Term Loan, 11.19%, (1 Month Term SOFR + 6.75%), 03/18/29 (a)	80	79
Dun & Bradstreet Corporation (The)
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/18/29 (a)	279	279
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	209	209
2024 1st Lien Term Loan B2, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	80	80
EAB Global, Inc.
2021 Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 08/16/28 (a)	449	440
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	205	205
Eisner Advisory Group LLC
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	384	386
Element Materials Technology Group US Holdings Inc
2022 USD Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/12/29 (a)	407	408
EMRLD Borrower LP
2024 Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 06/18/31 (a)	224	223
Fertitta Entertainment, LLC
2022 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 01/13/29 (a) (k)	692	690
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 09/15/31 (a) (p)	120	120
2025 Incremental Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/15/31 (a)	521	520
Fortrea Holdings Inc
Term Loan B, 8.08%, (1 Month Term SOFR + 3.75%), 06/12/30 (a)	23	20
Garda World Security Corporation
2025 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 02/01/29 (a)	130	130
GBT US III LLC
2025 Term Loan B, 6.78%, (3 Month Term SOFR + 2.50%), 07/28/31 (a)	239	239
GFL Environmental Inc.
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 02/04/32 (a)	525	525
GG Ferry Acquisition I Inc
Term Loan, 0.00%, (SOFR + 3.50%), 06/06/32 (a) (p)	355	349
Grant Thornton Advisors LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 05/30/31 (a)	382	381
2025 Incremental Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 05/30/31 (a)	125	125
2025 Delayed Draw Term Loan, 7.08%, (SOFR + 2.75%), 06/02/31 (a)	10	10
HighTower Holdings LLC
2025 Term Loan B, 7.26%, (3 Month Term SOFR + 3.00%), 01/16/32 (a)	742	739
Homeserve USA Holding Corp
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 10/21/30 (a)	202	202
Kaman Corporation
2025 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 01/30/32 (a)	534	534
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.58%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	390	384
KKR Apple Bidco, LLC
2025 Term Loan, 6.83%, (1 Month Term SOFR + 2.50%), 09/25/31 (a)	681	679
LaserShip, Inc.
2024 Third Out Term Loan E, 6.06%, (3 Month Term SOFR + 1.50%), 08/10/29 (a)	54	16
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.16%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	592	551
LC AHAB US Bidco LLC
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	304	303
Madison IAQ LLC
Term Loan, 6.76%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	599	599
2025 Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 03/26/32 (a)	180	180
Madison Safety & Flow LLC
2025 Term Loan B, 7.05%, (1 Month Term SOFR + 2.75%), 09/26/31 (a)	204	204
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 12/17/28 (a)	27	26
2024 Second Out Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 12/17/28 (a)	46	41
Minimax Viking GmbH
2025 USD Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 02/19/32 (a)	105	105
OVG Business Services, LLC
2024 Term Loan B, 0.00%, (SOFR + 3.00%), 06/13/31 (a) (p)	55	55
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 06/13/31 (a)	249	248
Prime Security Services Borrower LLC
Term Loan B2, 0.00%, (SOFR + 1.75%), 03/08/32 (a) (p)	350	347
PUG LLC
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 03/12/30 (a) (p)	40	39
2024 Extended Term Loan B, 9.08%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	390	378
Quikrete Holdings, Inc.
2024 Term Loan B1, 0.00%, (1 Month Term SOFR + 2.25%), 03/18/29 (a) (p)	15	15
2024 Term Loan B1, 6.58%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	260	260
2025 Term Loan B1, 6.58%, (1 Month Term SOFR + 2.25%), 04/14/31 (a)	74	74
2025 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	349	349
QXO Inc
Term Loan B, 7.28%, (3 Month Term SOFR + 3.00%), 04/23/32 (a)	70	70
Spin Holdco Inc.
2021 Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	82	71
Tecta America Corp.
2025 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 02/12/32 (a)	340	340
Tiger Acquisition, LLC
2024 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 06/01/28 (a)	348	348
Titan Acquisition Limited
2024 Term Loan B, 8.72%, (6 Month Term SOFR + 4.50%), 02/01/29 (a)	500	501
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	915	916
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 15.54%, (PIK + 2.20%), 09/29/28 (a) (k)	109	84
Veritiv Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	134	135
VT Topco, Inc.
2024 1st Lien Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 08/12/30 (a)	192	193
WEC US Holdings Ltd.
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	526	526
WestJet Loyalty LP
Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	171	171
White Cap Buyer LLC
2024 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	343	341
		22,749
Information Technology 0.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	140	143
Arches Buyer Inc.
2021 Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	179	177
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	552	552
2021 2nd Lien Term Loan, 10.18%, (1 Month Term SOFR + 5.75%), 11/18/29 (a)	73	73
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 8.88%), 10/22/29 (a) (p)	220	1
Boxer Parent Company Inc.
2025 USD Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 07/30/31 (a)	883	877
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.75%), 07/06/32 (a) (p)	105	102
2024 2nd Lien Term Loan, 10.08%, (1 Month Term SOFR + 5.75%), 07/06/32 (a)	108	105
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/31/31 (a) (p)	240	240
2024 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	488	482
Castle US Holding Corporation
2025 USD FLSO Term Loan B1, 8.84%, (SOFR + 4.25%), 01/23/27 (a)	129	70
Central Parent Inc.
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	169	141
Chamberlain Group Inc
Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	408	408
Clearwater Analytics, LLC
2025 Term Loan B, 6.53%, (3 Month Term SOFR + 2.25%), 02/10/32 (a)	200	200
Cloud Software Group, Inc.
2024 USD Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 03/24/31 (a)	338	339
CoreLogic, Inc.
Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	103	102
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/08/26 (a)	118	110
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (h) (i) (q)	113	2
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 10/29/29 (a)	527	528
2024 2nd Lien Term Loan, 9.08%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	25	26
Endure Digital Inc.
Non-CoOp Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 01/27/28 (a)	146	77
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 08/17/27 (a) (p)	185	178
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	379	365
Gen Digital Inc.
2025 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	420	419
Helios Software Holdings, Inc.
2024 Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 07/18/30 (a)	345	345
I-Logic Technologies Bidco Limited
2024 Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 02/16/28 (a)	312	312
ION Trading Technologies S.a.r.l.
2024 Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 04/01/28 (a)	143	143
Kaseya Inc.
2025 1st Lien Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 03/05/32 (a)	209	210
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (a)	238	238
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	496	481
MH Sub I, LLC
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 4.25%), 12/11/31 (a) (p)	145	126
2024 Term Loan B4, 8.58%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	258	223
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	356	356
2024 2nd Lien Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 06/07/32 (a)	70	69
Peraton Corp.
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (a)	312	275
Polaris Newco LLC
USD Term Loan B, 8.29%, (3 Month Term SOFR + 3.75%), 06/03/28 (a)	391	380
Proofpoint, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 08/31/28 (a) (p)	30	30
RealPage, Inc
1st Lien Term Loan, 7.56%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	189	188
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	145	145
Zayo Group Holdings, Inc.
USD Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	172	163
2022 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/09/27 (a) (p)	150	144
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	354	352
		9,897
Communication Services 0.2%
Altice France S.A.
2023 USD Term Loan B14, 9.76%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	422	382
Bally's Corporation
2021 Term Loan B, 7.78%, (SOFR + 3.25%), 08/05/28 (a)	302	266
Cengage Learning, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 03/22/31 (a)	86	86
2024 1st Lien Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 03/22/31 (a)	147	147
ClubCorp Holdings, Inc.
2023 Term Loan B2, 0.00%, (3 Month Term SOFR + 5.00%), 10/01/28 (a) (p)	35	35
2023 Term Loan B2, 9.56%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	304	304

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CMG Media Corporation
2024 Term Loan, 7.90%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	55	54
CommScope, Inc.
2024 Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 12/15/29 (a)	305	308
2024 Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 12/17/29 (a) (p)	105	106
Creative Artists Agency, LLC
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 09/12/31 (a) (p)	10	10
2024 1st Lien Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/12/31 (a)	35	35
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (a)	343	343
CSC Holdings, LLC
2019 Term Loan B5, 9.00%, (Prime + 1.50%), 04/15/27 (a)	263	256
2022 Term Loan B6, 8.81%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	155	153
DirecTV Financing, LLC
Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	67	67
2024 Term Loan, 9.79%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	136	134
Flutter Financing B.V.
2025 Term Loan B, 8.50%, (Prime + 1.00%), 05/22/32 (a)	105	105
GOGO Intermediate Holdings LLC
Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	190	186
Gray Television, Inc.
2021 Term Loan D, 7.44%, (1 Month Term SOFR + 3.00%), 10/27/28 (a)	194	188
Great Outdoors Group, LLC
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	194	193
iHeartCommunications, Inc.
2024 Term Loan, 10.21%, (1 Month Term SOFR + 5.78%), 05/01/29 (a)	104	85
Life Time Fitness Inc
2024 Term Loan B, 6.78%, (3 Month Term SOFR + 2.50%), 10/22/31 (a)	249	249
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	151	149
Motion Finco Sarl
2024 USD Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	224	212
NEP Group, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 08/19/26 (a) (p)	—	—
2023 Term Loan B, 7.84%, (3 Month Term SOFR + 1.50%), 08/19/26 (a)	370	341
Ontario Gaming GTA LP
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	274	271
Pretzel Parent, Inc.
2024 Term Loan B, 8.83%, (1 Month Term SOFR + 4.50%), 08/14/31 (a)	70	69
Six Flags Entertainment Corporation
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 2.00%), 04/18/31 (a) (p)	60	60
Townsquare Media, Inc.
2025 Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 01/17/31 (a) (q)	94	84
UFC Holdings, LLC
2024 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 11/13/31 (a)	289	289
United Talent Agency, LLC
2025 Term Loan B, 7.81%, (1 Month Term SOFR + 3.50%), 06/02/32 (a)	149	149
Univision Communications Inc.
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	297	295
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.37%, (6 Month Term SOFR + 3.17%), 03/06/31 (a)	329	324
Voyager Parent LLC
Term Loan, 0.00%, (SOFR + 4.75%), 05/08/32 (a) (p)	735	727
Ziggo Financing Partnership
USD Term Loan I, 6.93%, (1 Month Term SOFR + 2.50%), 04/17/28 (a)	120	117
		6,779
Financials 0.2%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.33%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	456	455
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 06/07/32 (a)	175	175
Alera Group, Inc.
2025 Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 05/21/32 (a)	265	266
2025 2nd Lien Term Loan, 9.82%, (3 Month Term SOFR + 5.50%), 05/15/33 (a)	100	102
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.07%, (1 Month Term SOFR + 2.75%), 09/12/31 (a)	479	479
AmWINS Group, Inc.
2025 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/23/32 (a)	348	348
Ardonagh Group FinCo Pty Ltd
Term Loan B, 0.00%, (SOFR + 3.75%), 02/28/31 (a) (p)	140	139
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.93%, (6 Month Term SOFR + 2.75%), 02/28/31 (a)	97	96
2024 USD Term Loan B, 7.00%, (6 Month Term SOFR + 2.75%), 02/28/31 (a)	23	23
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 02/28/31 (a)	11	11
2024 USD Term Loan B, 7.05%, (6 Month Term SOFR + 2.75%), 02/28/31 (a)	69	68
Asurion LLC
2021 2nd Lien Term Loan B3, 9.69%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	100	95
2023 Term Loan B11, 0.00%, (1 Month Term SOFR + 4.25%), 08/19/28 (a) (p)	100	99
2023 Term Loan B11, 8.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	118	117
2021 Second Lien Term Loan B4, 9.69%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	200	185
2025 Term Loan B13, 8.68%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	100	97
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.33%, (1 Month Term SOFR + 3.00%), 05/10/31 (a)	381	381
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	220	219
2025 2nd Amendment Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/16/32 (a)	350	348
Herc Holdings Inc
Term Loan B, 6.32%, (3 Month Term SOFR + 2.00%), 05/17/32 (a)	95	95
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	74	66
Mavis Tire Express Services Corp.
2025 Repriced Term Loan, 7.33%, (3 Month Term SOFR + 3.00%), 05/04/28 (a)	80	80
OneDigital Borrower LLC
2025 Repriced Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 07/02/31 (a)	409	408
2024 2nd Lien Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 06/12/32 (a)	70	70
Opal Bidco SAS
USD Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 03/01/32 (a)	575	577
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 02/04/28 (a)	273	274

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 02/16/28 (a)	498	499
Starwood Property Trust, Inc.
2025 USD Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/02/30 (a)	152	152
Trans Union, LLC
2024 Term Loan B8, 6.08%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	188	188
Trucordia Insurance Holdings LLC
Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 06/12/32 (a)	315	315
		6,427
Materials 0.2%
ECO Services Operations Corp
2024 Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 06/09/31 (a)	705	700
Harsco Corporation
2021 Term Loan, 6.69%, (1 Month Term SOFR + 2.25%), 03/10/28 (a)	204	202
Hexion Holdings Corporation
2024 Term Loan B, 8.31%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	355	355
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.68%, (1 Month Term SOFR + 4.25%), 03/09/29 (a)	200	186
2024 USD Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 10/01/31 (a)	244	222
Ineos US Finance LLC
2023 USD Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	700	669
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.23%, (6 Month Term SOFR + 4.72%), 02/04/26 (a)	201	184
MI Windows and Doors, LLC
2024 Term Loan B2, 7.33%, (1 Month Term SOFR + 3.00%), 03/21/31 (a)	274	274
Natgasoline LLC
2025 Term Loan B, 9.80%, (Prime + 5.50%), 03/25/30 (a)	124	123
Olympus Water US Holding Corporation
2024 USD Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 06/23/31 (a)	586	578
Pregis TopCo Corporation
2025 Refinancing Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 02/28/29 (a)	336	337
Pretium Packaging, LLC
First Out Term Loan A, 9.26%, (3 Month Term SOFR + 3.75%), 10/01/28 (a)	97	96
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.31%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	80	12
TricorBraun Holdings, Inc.
2021 Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	206	205
Trident TPI Holdings, Inc.
2024 Term Loan B7, 8.05%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	421	413
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	361	348
W.R. Grace & Co.-Conn.
2021 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 08/11/28 (a)	209	210
		5,114
Consumer Discretionary 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	40	40
Apro, LLC
2024 Term Loan B, 8.06%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	372	370
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	75	74
Caesars Entertainment Inc.
2024 Term Loan B1, 6.58%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	359	358
Clarios Global LP
2024 USD Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	645	643
2025 USD Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	30	30
DexKo Global Inc.
2021 USD Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 09/24/28 (a) (k)	225	214
EG Group Limited
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 02/07/28 (a)	264	265
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (a)	249	248
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (a) (p)	60	50
2021 Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	119	100
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 03/21/31 (a)	88	88
PENN Entertainment, Inc.
2022 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 04/13/29 (a)	590	591
PetSmart, Inc.
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 01/29/28 (a)	356	352
Sabre GLBL Inc.
2021 Term Loan B1, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	106	104
2021 Term Loan B2, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	94	92
2024 Term Loan B1, 10.43%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	163	162
2024 Term Loan B2, 10.43%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	71	67
Springs Windows Fashions, LLC
2024 First Lien Second Out TL A2, 8.44%, (1 Month Term SOFR + 4.00%), 10/06/28 (a)	124	94
Staples, Inc.
2024 Term Loan B, 10.03%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	159	146
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	192	192
Whatabrands LLC
2024 1st Lien Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	585	585
		4,865
Health Care 0.2%
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	235	224
2023 Term Loan B5, 10.08%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	315	305
Aveanna Healthcare, LLC
2021 Term Loan B, 8.18%, (3 Month Term SOFR + 3.75%), 07/17/28 (a)	553	540
2021 2nd Lien Term Loan, 11.48%, (3 Month Term SOFR + 7.00%), 12/08/29 (a)	104	101
Bausch & Lomb Corporation
2023 Incremental Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	236	236
Term Loan, 0.00%, (SOFR + 4.25%), 12/17/30 (a) (p)	585	585
Bausch Health Companies Inc.
2025 Term Loan B, 10.56%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	165	159
CNT Holdings I Corp
2025 Term Loan, 6.78%, (3 Month Term SOFR + 2.50%), 11/08/32 (a)	385	386
Curium BidCo S.a r.l.
2024 Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 07/31/29 (a)	166	166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.01%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	435	430
Radiology Partners Inc
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 01/31/29 (a)	4	4
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 1.50%), 01/31/29 (a)	431	430
Term Loan B, 0.00%, (SOFR + 4.50%), 06/26/32 (a) (p)	400	397
Sotera Health Holdings, LLC
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 05/30/31 (a)	620	622
Team Health Holdings, Inc.
2022 Term Loan B, 9.53%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (k)	216	215
		4,800
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.30%, (3 Month Term SOFR + 3.00%), 10/31/28 (a)	329	330
Brazos Delaware II, LLC
2025 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 02/11/30 (a)	15	15
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.52%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	332	332
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	186	186
Par Petroleum, LLC
2024 Term Loan B, 8.01%, (3 Month Term SOFR + 3.75%), 02/28/30 (a)	103	102
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 05/07/29 (a)	194	193
2024 1st Lien Term Loan B, 9.31%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	353	351
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 05/12/32 (a)	80	80
		1,589
Consumer Staples 0.1%
Aspire Bakeries Holdings LLC
Term Loan, 8.58%, (1 Month Term SOFR + 4.25%), 12/16/30 (a)	293	293
Eagle Parent Corp.
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	469	463
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (a)	243	244
Sauer Brands Inc
Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 02/04/32 (a)	270	271
Sazerac Co Inc
Term Loan, 0.00%, (SOFR + 2.50%), 06/25/32 (a) (p)	110	110
United Natural Foods, Inc.
2024 Term Loan, 9.08%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	158	159
		1,540
Utilities 0.0%
Alpha Generation LLC
Term Loan, 0.00%, (SOFR + 2.00%), 09/30/31 (a) (p)	215	214
Compass Power Generation LLC
2025 Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 04/14/29 (a)	504	506
Hamilton Projects Acquiror, LLC
Term Loan, 0.00%, (SOFR + 2.50%), 05/30/31 (a) (p)	75	75
Lightning Power LLC
Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	328	328
		1,123
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 8.78%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	291	243
Vestis Corporation
Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	273	261
		504
Total Senior Floating Rate Instruments (cost $66,773)		65,387
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (h) (q)	—	5
Flame Aggregator LLC (h) (q)	2	50
Financials 0.0%
Stichting Administratiekantoor Unigel Creditors (h) (q)	1	—
Stichting Administratiekantoor Unigel Creditors (h) (q)	—	—
Total Common Stocks (cost $0)		55
OTHER EQUITY INTERESTS 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (h) (r)	1,100	8
Parkland Corporation (h) (q) (r)	290	—
Total Other Equity Interests (cost $1,064)		8
WARRANTS 0.0%
Avation PLC (h)	10	5
Total Warrants (cost $0)		5
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 4.20% (s) (t)	60,400	60,400
U.S. Treasury Bill 1.5%
Treasury, United States Department of
4.25%, 07/31/25	40,000	39,861
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (s) (t)	5,346	5,346
Total Short Term Investments (cost $105,607)		105,607
Total Investments 99.4% (cost $2,730,893)		2,634,344
Other Derivative Instruments 0.0%		354
Other Assets and Liabilities, Net 0.6%		15,963
Total Net Assets 100.0%		2,650,661

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $224,196 and 8.5% of the Fund.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) All or a portion of the security was on loan as of June 30, 2025.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(p) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	75,947	320,952	336,499	1,298	—	—	60,400	2.3
JNL Government Money Market Fund, 4.30% - Class SL	10,105	37,000	41,759	229	—	—	5,346	0.2
	86,052	357,952	378,258	1,527	—	—	65,746	2.5

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	948	969	0.1
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	336	358	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/21/23	872	941	0.1
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/09/23	773	788	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	615	648	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	707	633	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	400	386	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	786	750	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	293	254	—
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	463	471	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	461	488	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,204	1,262	0.1
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	378	427	—
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	11/07/24	690	705	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	08/20/24	444	446	—
Banco De Bogota, 6.25%, 05/12/26	01/22/24	1,000	1,002	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	717	750	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	1,359	1,407	0.1
Banco do Brasil S.A, 8.75% (callable at 100, 10/15/25)	06/15/23	1,678	1,816	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	07/10/15	5,090	1,138	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	403	—
Banco GNB Sudameris S.A., 7.50%, 04/16/31	06/04/25	147	148	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	1,735	1,788	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	2,313	2,395	0.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	200	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	01/10/19	392	402	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/24/23	250	284	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/15/25	1,320	1,347	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/27/23	271	295	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,077	1,118	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	495	498	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	05/22/25	466	417	—
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/18/24	441	388	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	783	782	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	1,196	494	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,281	1,130	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	09/27/23	469	494	—
Cencosud S.A., 4.38%, 07/17/27	05/19/25	197	198	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/06/25	309	314	—
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/12/24	731	766	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	173	176	—
Commonwealth of Australia, 1.50%, 06/21/31	02/09/23	413	408	—
Commonwealth of Australia, 2.75%, 06/21/35	04/30/25	707	741	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	05/15/25	498	498	—
Corporacion Nacional del Cobre de Chile, 5.13%, 02/02/33	01/28/25	1,049	1,068	0.1
Cosan Overseas Limited, 8.25%	01/26/23	1,397	1,412	0.1
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,184	1,151	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,857	1,864	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	451	404	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	284	276	—
Energuate Trust, 5.88%, 05/03/27	05/28/24	586	596	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	839	923	—
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/16/24	931	957	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	347	335	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,904	3,557	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	401	407	—
French Republic Government Bond OAT, 0.50%, 05/25/29	06/02/20	870	910	—
French Republic Government Bond OAT, 0.70%, 07/25/30	03/12/25	751	815	—
French Republic Government Bond OAT, 1.50%, 05/25/31	04/12/21	521	441	—
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	332	315	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/29/25	499	507	—
GCC, S.A.B. de C.V, 3.61%, 04/20/32	03/28/25	262	264	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,609	1,579	0.1
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	795	793	—
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	194	197	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	293	297	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/22/24	680	695	—
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	681	684	—
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	1,014	1,038	0.1
Gouvernement De France, 3.00%, 05/25/33	11/02/23	889	1,000	0.1
Government of Ireland, 1.10%, 05/15/29	02/09/23	751	814	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	05/07/24	687	690	—
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	1,097	1,163	0.1
HM Treasury, 4.25%, 03/07/36	09/12/24	951	938	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	578	583	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	04/16/25	392	395	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	952	975	0.1
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	674	683	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,702	2,674	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	761	782	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	10/30/24	400	397	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	529	545	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	334	356	—
Millicom International Cellular SA, 6.25%, 03/25/29	04/10/23	590	632	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	05/20/25	200	200	—
Minsur S.A., 4.50%, 10/28/31	03/12/24	721	742	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	790	825	—
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	187	188	—
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	305	307	—
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	248	253	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,931	1,988	0.1
NBM US Holdings, Inc., 6.63%, 08/06/29	03/28/25	601	603	—
OCP S.A., 6.75%, 05/02/34	01/17/25	1,524	1,556	0.1
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	399	398	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	06/23/25	396	397	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	11/16/23	252	262	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	1,056	1,094	0.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	1,036	1,046	0.1
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,914	1,944	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/18/24	499	500	—
PERU LNG, 5.38%, 03/22/30	06/04/25	155	157	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	04/03/25	502	506	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	539	548	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	1,826	1,864	0.1
PT. Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	883	889	—
PT. Pertamina (Persero), 1.40%, 02/09/26	05/29/24	977	980	0.1
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	394	396	—
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	1,121	1,124	0.1
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	487	491	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,126	1,172	0.1
San Miguel Industrias Pet S.A., 3.75%, 08/02/28	05/21/24	180	187	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	08/03/23	294	324	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Simpar Europe, 5.20%, 01/26/31	03/31/22	357	324	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	05/20/25	286	286	—
Unigel Luxembourg SA, 13.50%, 12/31/27	02/11/25	62	49	—
Unigel Luxembourg SA, 11.00%, 12/31/28	02/11/25	109	58	—
Unigel Netherlands Holding Corporation B.V., 15.00%, 12/31/44	02/11/25	24	6	—
United Overseas Bank Limited, 1.75%, 03/16/31	03/01/23	1,116	1,177	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	822	871	—
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	194	194	—
		94,461	89,341	3.4

JNL/DoubleLine Core Fixed Income Fund — Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Air Comm Corporation, LLC, 2024 Delayed Draw Term Loan	41	—
Kaman Corporation, 2025 Delayed Draw Term Loan	50	—
Sauer Brands Inc, Delayed Draw Term Loan	25	—
	116	—

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	7,500	October 2025	1,553,369	410	6,806
United States Long Bond	600	September 2025	66,548	600	2,734
				1,010	9,540
Short Contracts
United States 10 Year Ultra Bond	(1,100)	September 2025	(122,534)	(533)	(3,158)
United States 5 Year Note	(300)	October 2025	(32,235)	(40)	(465)
United States Ultra Bond	(70)	September 2025	(7,952)	(94)	(387)
				(667)	(4,010)

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	08/01/25	BRL	3,200	584	11

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,266,736	—	1,266,736
Corporate Bonds And Notes	—	648,962	—	648,962
Non-U.S. Government Agency Asset-Backed Securities	—	547,584	—	547,584
Senior Floating Rate Instruments	—	65,301	86	65,387
Common Stocks	—	—	55	55
Other Equity Interests	—	8	—	8
Warrants	—	5	—	5
Short Term Investments	65,746	39,861	—	105,607
	65,746	2,568,457	141	2,634,344
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9,540	—	—	9,540
Open Forward Foreign Currency Contracts	—	11	—	11
	9,540	11	—	9,551
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,010)	—	—	(4,010)
	(4,010)	—	—	(4,010)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 87.9%
Brazil 14.4%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	4,613	4,612
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (a) (b) (c)	5,300	5,347
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (a)	200	155
Cosan Overseas Limited
8.25% (a) (c)	7,300	7,364
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	4,111
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (a)	400	395
Movida Europe S.A.
7.85%, 04/11/29 (a)	2,000	1,842
7.85%, 04/11/29 (d)	3,000	2,763
MV24 Capital B.V.
6.75%, 06/01/34 (a)	7,173	6,953
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	200	200
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (a)	5,404	5,469
Raizen Fuels Finance S.A.
5.70%, 01/17/35 (a)	900	843
Simpar Europe
5.20%, 01/26/31 (a)	6,725	5,448
Unigel Luxembourg SA
13.50%, 12/31/27 (d) (e)	99	79
13.50%, 12/31/27 (a) (e)	140	111
11.00%, 12/31/28 (d) (e)	113	31
11.00%, 12/31/28 (a) (e)	471	130
		45,853
Peru 12.8%
Banco de Credito del Peru
3.13%, 07/01/30 (a)	5,000	5,000
3.25%, 09/30/31 (a)	2,900	2,815
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	8,000	7,983
6.40%, 04/30/35 (d)	1,800	1,836
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (a)	1,390	1,385
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	3,000	2,917
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	2,784	2,836
4.35%, 04/05/36 (a)	6,345	5,958
Minsur S.A.
4.50%, 10/28/31 (a)	3,000	2,782
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	2,817	2,785
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (a)	3,000	2,990
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	800	759
PERU LNG
5.38%, 03/22/30 (a)	417	392
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (d)	300	305
		40,743
Mexico 11.5%
Alpha Holding, S.A. de C.V
0.00%, 12/31/25 (d) (f) (g)	292	1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (a)	1,392	1,410
7.25%, 01/31/41 (d)	4,872	4,936
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (a) (c)	2,200	2,211
8.38%, (100, 05/20/31) (c) (d)	2,100	2,132
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (a)	2,000	2,073
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (a)	2,600	2,554
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	1,950	1,356
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	2,900	2,991
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	1,000	988
7.20%, (100, 06/10/30) (c) (d)	800	809
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (a)	834	858
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (a)	200	176
6.45%, 01/24/35 (d)	3,300	3,246
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (a)	2,646	2,496
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	523	508
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (a)	3,500	3,448
Petroleos Mexicanos
6.75%, 09/21/47	5,000	3,617
Saavi Energia S.a r.l.
8.88%, 02/10/35 (d)	1,000	1,040
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/25 (d) (f) (g)	2,400	14
		36,864
India 11.0%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	2,000	1,788
3.87%, 07/22/31 (a)	2,400	2,052
Adani Energy Solutions Limited
4.25%, 05/21/36 (a)	5,143	4,356
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,556	4,885
3.00%, 02/16/31 (d)	640	563
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (a)	1,000	938
3.10%, 02/02/31 (a)	2,600	2,200
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (a) (h)	918	740
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	1,100	1,095
JSW Energy Limited
4.13%, 05/18/31 (a)	4,260	3,900
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	1,136	1,040
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,900	3,805
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	1,100	1,090
Periama Holdings, LLC
5.95%, 04/19/26 (a)	5,000	4,998
Reliance Industries Limited
3.67%, 11/30/27 (a)	1,250	1,227
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	600	582
		35,259
Colombia 8.5%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	6,000	5,046
5.75%, 06/15/33 (d)	4,000	3,364
Aris Mining Corporation
8.00%, 10/31/29 (d)	1,200	1,224
Banco Davivienda S A
6.65%, (100, 04/22/31) (c) (d)	2,000	1,778
8.13%, 07/02/35 (d)	400	402

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Banco De Bogota
6.25%, 05/12/26 (a)	2,700	2,707
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	790
Canacol Energy Ltd.
5.75%, 11/24/28 (a)	6,070	2,142
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	11,540	7,625
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,126	1,140
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	800	610
TermoCandelaria Power SA
7.75%, 09/17/31 (d)	400	410
		27,238
Singapore 6.5%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	6,300	6,180
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a)	3,100	3,083
1.83%, 09/10/30 (d)	3,000	2,983
4.60%, 06/15/32 (a)	1,900	1,904
United Overseas Bank Limited
1.75%, 03/16/31 (a)	6,400	6,276
2.00%, 10/14/31 (a)	200	194
		20,620
Chile 6.1%
Cap S.A.
3.90%, 04/27/31 (a)	4,950	3,996
3.90%, 04/27/31 (d)	2,250	1,816
Cencosud S.A.
4.38%, 07/17/27 (a)	500	496
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (d)	1,227	1,235
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (i)	682	598
0.00%, 01/25/28 (d) (i)	4,579	4,014
Corporacion Nacional del Cobre de Chile
5.13%, 02/02/33 (a)	4,000	3,885
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	938	840
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	1,839	1,816
GNL Quintero S.A
4.63%, 07/31/29 (a)	948	943
		19,639
Paraguay 3.6%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	350	347
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (i)	4,736	3,767
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a) (h)	1,774	1,395
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (i)	8,113	5,906
		11,415
Indonesia 3.3%
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,300	2,284
PT. Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (a)	5,200	5,138
PT. Pertamina (Persero)
1.40%, 02/09/26 (a)	2,100	2,059
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (a)	1,100	1,089
		10,570
Guatemala 2.0%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	4,100	4,074
Energuate Trust
5.88%, 05/03/27 (a)	2,300	2,286
		6,360
South Africa 1.8%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,500	3,342
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (a)	2,300	2,387
		5,729
Morocco 1.8%
OCP S.A.
6.75%, 05/02/34 (a)	4,000	4,148
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (a)	1,460	1,453
		5,601
Dominican Republic 1.6%
AES Andres B.V.
5.70%, 05/04/28 (d)	5,200	4,988
Vietnam 1.2%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	4,032	3,929
United States of America 1.1%
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	186	193
Millicom International Cellular SA
6.25%, 03/25/29 (a)	3,420	3,430
		3,623
Netherlands 0.4%
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (a) (e)	591	14
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (d)	1,100	1,115
		1,129
United Arab Emirates 0.3%
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (a)	1,060	869
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (i) (j)	1,124	18
Total Corporate Bonds And Notes (cost $288,930)		280,447
GOVERNMENT AND AGENCY OBLIGATIONS 9.8%
Mexico 3.5%
Gobierno Federal de los Estados Unidos Mexicanos
4.40%, 02/12/52	6,600	4,635
6.34%, 05/04/53	7,000	6,430
		11,065
Colombia 2.6%
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	9,000	6,098
4.13%, 05/15/51	4,000	2,280
		8,378
Guatemala 1.6%
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (a)	3,000	2,974
5.25%, 08/10/29 (a)	1,700	1,687
5.38%, 04/24/32 (a)	400	392
		5,053
Morocco 0.8%
Morocco, Kingdom of
2.38%, 12/15/27 (a)	800	752
5.95%, 03/08/28 (a)	400	410
3.00%, 12/15/32 (a)	700	590
4.00%, 12/15/50 (a)	1,000	678
		2,430
Dominican Republic 0.7%
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (a)	500	506
5.50%, 02/22/29 (a)	1,900	1,893
		2,399

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Paraguay 0.6%
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (a)	1,886	1,881
Total Government And Agency Obligations (cost $38,741)		31,206
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (f) (k)	3,200	23
Total Other Equity Interests (cost $3,123)		23
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (f) (j)	—	—
Netherlands 0.0%
Stichting Administratiekantoor Unigel Creditors (f) (j)	2	—
Stichting Administratiekantoor Unigel Creditors (f) (j)	1	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	5,031	5,031
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (l) (m)	1,832	1,832
Total Short Term Investments (cost $6,863)		6,863
Total Investments 99.8% (cost $337,657)		318,539
Other Assets and Liabilities, Net 0.2%		608
Total Net Assets 100.0%		319,147

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $45,743 and 14.3% of the Fund.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Non-income producing security.

(g) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) All or a portion of the security was on loan as of June 30, 2025.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,335	57,207	57,511	53	—	—	5,031	1.6
JNL Government Money Market Fund, 4.30% - Class SL	4,114	13,615	15,897	82	—	—	1,832	0.6
	9,449	70,822	73,408	135	—	—	6,863	2.2

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	07/01/24	4,461	4,612	1.4
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	02/07/25	1,738	1,788	0.6
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	1,917	2,052	0.6
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/08/23	4,221	4,356	1.4
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,367	4,885	1.5
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	03/28/25	908	938	0.3
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	02/07/25	2,159	2,200	0.7
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	728	740	0.2
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/12/22	4,745	5,046	1.6
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	01/21/25	1,367	1,410	0.4
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	09/11/24	345	347	0.1
Banco De Bogota, 6.25%, 05/12/26	04/30/25	2,708	2,707	0.8
Banco de Credito del Peru, 3.13%, 07/01/30	07/11/23	4,738	5,000	1.6
Banco de Credito del Peru, 3.25%, 09/30/31	04/05/24	2,729	2,815	0.9
Banco do Brasil S.A, 8.75% (callable at 100, 10/15/25)	06/26/18	4,704	5,347	1.7
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	655	790	0.2
Banco Industrial S.A., 4.88%, 01/29/31	06/15/23	3,978	4,074	1.3
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	03/15/21	7,643	7,983	2.5
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	02/20/19	2,170	2,211	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/22/25	2,034	2,073	0.6
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/17/23	2,401	2,554	0.8
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,569	3,767	1.2
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	1,090	1,095	0.3
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	09/15/22	1,516	1,356	0.4
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/20/24	177	155	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	5,186	2,142	0.7
Cap S.A., 3.90%, 04/27/31	12/14/21	4,191	3,996	1.3
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	03/28/25	988	988	0.3
Cencosud S.A., 4.38%, 07/17/27	05/19/25	494	496	0.2
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/05/25	190	193	0.1
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	587	598	0.2
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/12/24	813	858	0.3
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	173	176	0.1
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	05/15/25	1,383	1,385	0.4
Corporacion Nacional del Cobre de Chile, 5.13%, 02/02/33	01/28/25	3,815	3,885	1.2
Cosan Overseas Limited, 8.25%	01/24/23	7,296	7,364	2.3
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,243	4,111	1.3
DBS Group Holdings Ltd, 1.82%, 03/10/31	11/19/21	6,068	6,180	1.9
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	944	840	0.3
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	1,863	1,816	0.6
Energuate Trust, 5.88%, 05/03/27	05/28/24	2,248	2,286	0.7
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/12/24	2,425	2,496	0.8
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	506	508	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,120	1,140	0.4
Frigorifico Concepcion S.A., 7.70%, 07/21/28	05/25/23	1,508	1,395	0.4
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/29/25	855	869	0.3
GNL Quintero S.A, 4.63%, 07/31/29	03/13/25	937	943	0.3
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	2,980	2,974	0.9
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	08/14/24	1,649	1,687	0.5
Gobierno de la Republica de Guatemala, 5.38%, 04/24/32	02/13/25	382	392	0.1
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	1,876	1,881	0.6
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	2,327	2,387	0.7
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	3,422	3,448	1.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	2,865	2,917	0.9
Itau Unibanco Holding S.A., 3.88%, 04/15/31	04/16/25	392	395	0.1
JSW Energy Limited, 4.13%, 05/18/31	05/20/24	3,847	3,900	1.2
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,759	3,805	1.2
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	2,746	2,836	0.9
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/07/24	5,782	5,958	1.9
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,276	2,284	0.7
Millicom International Cellular SA, 6.25%, 03/25/29	04/10/23	3,213	3,430	1.1
Minsur S.A., 4.50%, 10/28/31	01/15/25	2,722	2,782	0.9
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	3,783	3,929	1.2
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	749	752	0.2
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	406	410	0.1
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	578	590	0.2
Morocco, Kingdom of, 4.00%, 12/15/50	01/21/25	677	678	0.2
Movida Europe S.A., 7.85%, 04/11/29	07/10/24	1,906	1,842	0.6
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	6,648	6,953	2.2
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	197	200	0.1
OCP S.A., 6.75%, 05/02/34	01/17/25	4,066	4,148	1.3
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	1,456	1,453	0.5
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	06/23/25	1,088	1,090	0.3
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	2,724	2,785	0.9
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	07/15/24	2,997	3,083	1.0
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	05/22/25	1,892	1,904	0.6
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	04/24/24	2,963	2,990	0.9
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	750	759	0.2
Periama Holdings, LLC, 5.95%, 04/19/26	07/16/24	4,987	4,998	1.6
PERU LNG, 5.38%, 03/22/30	06/04/25	386	392	0.1
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	04/03/25	502	506	0.2
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	1,860	1,893	0.6
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	5,367	5,469	1.7
PT. Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	5,103	5,138	1.6
PT. Pertamina (Persero), 1.40%, 02/09/26	05/21/25	2,057	2,059	0.6
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	1,085	1,089	0.3
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	838	843	0.3
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	1,216	1,227	0.4
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	5,718	5,906	1.9
Simpar Europe, 5.20%, 01/26/31	03/31/22	5,791	5,448	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Unigel Luxembourg SA, 13.50%, 12/31/27	02/11/25	140	111	—
Unigel Luxembourg SA, 11.00%, 12/31/28	02/11/25	245	130	—
Unigel Netherlands Holding Corporation B.V., 15.00%, 12/31/44	02/11/25	53	14	—
United Overseas Bank Limited, 1.75%, 03/16/31	08/19/21	5,977	6,276	2.0
United Overseas Bank Limited, 2.00%, 10/14/31	05/21/25	192	194	0.1
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	581	582	0.2
		231,117	231,883	72.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	280,429	18	280,447
Government And Agency Obligations	—	31,206	—	31,206
Other Equity Interests	—	23	—	23
Common Stocks	—	—	—	—
Short Term Investments	6,863	—	—	6,863
	6,863	311,658	18	318,539

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.2%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 5.49%, (1 Month Term SOFR + 1.18%), 09/15/34 (a) (b)	2,320	2,298
ACREC 2025-Fl3 LLC
Series 2025-A-FL3, 5.62%, (1 Month Term SOFR + 1.31%), 08/18/42 (a)	2,300	2,290
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	5,500	5,527
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	3,000
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	187	187
Affirm Master Trust
Series 2025-B-1A, 5.13%, 02/15/33	1,500	1,505
Series 2025-C-1A, 5.28%, 02/15/33	1,100	1,106
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	803	802
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,933
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	748	406
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	644	368
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.68%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	757	717
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,207	1,821
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,567	2,790
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 4.73%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b) (c)	1,887	1,843
Anchorage Capital CLO 19, Ltd.
Series 2021-A-19A, 5.73%, (3 Month Term SOFR + 1.47%), 10/16/34 (a)	7,000	7,004
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	506	461
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,003	2,597
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.93%, 05/15/53 (a)	23,770	869
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.10%, 06/15/54 (a)	50,742	2,396
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (a)	3,450	3,442
Argentina, Republic of
Series 2022-A-CRE6, 5.55%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	721	719
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	683	643
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 6.19%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (d)	2,000	2,003
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,540
Avant Loans Funding Trust 2025-REV1
Series 2025-B-REV1, 5.42%, 05/15/34	1,600	1,605
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 6.28%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,500
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.64%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	2,500	2,505
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	242	216
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 4.05%, 05/20/36 (a)	1,649	1,420
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.33%, 05/17/50 (a)	12,530	204
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.88%, 09/17/64 (a)	78,377	2,438
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,407	2,480
Bank5 2025-5YR13
Interest Only, Series 2025-XA-5YR13, REMIC, 1.06%, 01/15/58 (a)	21,128	896
Battalion CLO XI Ltd.
Series 2017-AR-11A, 5.69%, (3 Month Term SOFR + 1.41%), 04/24/34 (a)	8,000	8,020
Battalion CLO XX Ltd.
Series 2021-AR-20A, 5.51%, (3 Month Term SOFR + 1.22%), 04/15/38 (a)	1,500	1,505
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.68%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	5,000	5,032
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 7.28%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	30
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.44%, 02/17/50 (a)	16,859	274
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.01%, 07/17/54 (a)	26,096	1,288
Interest Only, Series 2021-XD-C10, REMIC, 1.68%, 07/17/54 (a)	16,250	1,295
BBCMS Mortgage Trust 2025-5C34
Interest Only, Series 2025-XA-5C34, REMIC, 1.17%, 05/15/58 (a)	23,089	1,144
BBCMS Mortgage Trust 2025-C32
Interest Only, Series 2025-XA-C32, REMIC, 1.36%, 02/17/62 (a)	26,541	2,268
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 5.78%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	2,200	2,200
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.89%, (1 Month Term SOFR + 1.65%), 06/19/29 (a)	3,600	3,606
BDS Ltd
Series 2021-A-FL9, 5.50%, (1 Month Term SOFR + 1.18%), 11/18/38 (a)	403	402
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.59%, 02/25/47 (a)	5,803	5,038
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.50%, 01/16/54 (a)	30,310	1,956
Benefit Street Partners Clo XXXVII Ltd
Series 2024-A-37A, 5.70%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	2,000	2,004
BFLD 2024-VICT Mortgage Trust
Series 2024-A-VICT, REMIC, 6.20%, (1 Month Term SOFR + 1.89%), 07/15/26 (a)	1,750	1,754
BMO 2024-5C5 Mortgage Trust
Interest Only, Series 2024-XA-5C5, REMIC, 1.16%, 08/17/57 (a)	50,246	2,031
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	450	449
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.82%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	2,000	2,006
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.58%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	2,157	2,148
Series 2021-AS-FL1, 6.03%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,782

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
BRSP Ltd
Series 2024-A-FL2, 6.26%, (1 Month Term SOFR + 1.95%), 08/19/27 (a)	3,078	3,080
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 6.48%, (1 Month Term SOFR + 2.16%), 12/15/38 (a)	2,000	1,990
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 5.81%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	1,512	1,512
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 7.17%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,714
BX Commercial Mortgage Trust 2021-XL2
Series 2021-D-XL2, REMIC, 5.82%, (1 Month Term SOFR + 1.51%), 10/15/26 (a)	910	909
Series 2021-A-XL2, REMIC, 5.11%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	1,479	1,478
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.32%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	1,589	1,588
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.60%, (1 Month Term SOFR + 1.29%), 12/15/26 (a)	2,185	2,187
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.72%, (1 Month Term SOFR + 1.41%), 10/15/36 (a)	2,370	2,367
BX Trust 2022-PSB
Series 2022-B-PSB, REMIC, 7.26%, (1 Month Term SOFR + 2.95%), 08/15/27 (a)	700	700
Series 2022-A-PSB, REMIC, 6.76%, (1 Month Term SOFR + 2.45%), 08/15/39 (a)	1,204	1,204
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	900	895
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.83%, (1 Month Term SOFR + 1.51%), 11/18/37 (a)	1,492	1,490
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,783	1,680
Carlyle US CLO 2023-3 Ltd
Series 2023-B-3A, 6.86%, (3 Month Term SOFR + 2.60%), 10/15/36 (a)	4,275	4,285
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 3.84%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b) (c)	1,037	1,015
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.73%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	2,000	2,006
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,277
Carvana Auto Receivables Trust 2023-N3
Series 2023-A-N3, REMIC, 6.41%, 08/10/25	478	479
Carvana Auto Receivables Trust 2024-P1
Series 2024-A2-P1, 5.50%, 12/10/25	440	441
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,089
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	1,295	1,238
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.66%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	5,000	5,012
CBAM 2017-2 Ltd
Series 2017-AR-2A, 5.73%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,012
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.22%, 05/12/50 (a)	13,842	212
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.69%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	10,000	10,038
CEDR Commercial Mortgage Trust 2022-SNAI
Series 2022-A-SNAI, REMIC, 5.30%, (1 Month Term SOFR + 0.99%), 02/15/39 (a)	1,820	1,770
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.56%, 05/10/58 (a)	11,534	77
CFCRE 2016-C7 Mortgage Trust
Series 2016-A3-C7, REMIC, 3.84%, 12/11/26	1,090	1,075
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,183
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,838	1,307
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 5.52%, (3 Month Term SOFR + 1.26%), 01/15/38 (a)	1,500	1,503
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.20%, 02/12/49 (a)	3,560	7
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.64%, 04/12/49 (a)	3,078	14
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,687
Interest Only, Series 2016-XA-P3, REMIC, 1.64%, 04/16/49 (a)	5,370	58
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.37%, 10/13/49 (a)	8,660	85
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.07%, 04/15/50 (a)	10,623	138
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.36%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	10,255	9,727
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	501	458
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	757	684
Cologix Data Centers US Issuer LLC
Series 2021-A2-1A, 3.30%, 12/28/26	3,000	2,904
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	2,868	2,590
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,282	3,119
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.50%, 10/15/46 (a)	2,285	12
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.78%, 04/12/47 (a)	1,000	953
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.61%, 06/12/47 (a)	1,244	1
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.62%, 08/12/48 (a)	5,857	—
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.84%, 10/13/48 (a)	2,613	3
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 0.82%, 10/13/48 (a)	7,079	—
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.32%, 07/10/48 (a)	2,096	2,069
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.53%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	59
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	186	178
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,543
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	403	263
Crown City CLO
Series 2021-A1A-1A, 5.70%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,002

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-A4-C4, REMIC, 3.81%, 10/20/25	877	873
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	500	493
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 4.07%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b) (c)	1,332	1,152
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.36%, 05/12/49 (a)	11,071	30
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.20%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b) (c)	756	657
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,597	2,590
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,850
Elmwood CLO II Ltd
Series 2019-A1RR-2A, 5.62%, (3 Month Term SOFR + 1.35%), 10/20/37 (a)	5,000	5,016
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-C-ELP, REMIC, 5.75%, (1 Month Term SOFR + 1.43%), 11/15/38 (a)	989	988
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	31	31
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,325
Exeter Automobile Receivables Trust 2021-4
Series 2021-D-4A, 1.96%, 01/17/28	1,802	1,781
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	3,457	3,458
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 3.98%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b) (c)	824	774
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.65%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	2,263	2,259
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 5.68%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	2,896	2,892
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	2,737	2,330
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (b)	9,434	9,451
Generate CLO 9 LTD
Series AR-9A, 5.62%, (3 Month Term SOFR + 1.35%), 01/20/38 (a)	7,500	7,519
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	949	899
GLS Auto Select Receivables Trust 2024-4
Series 2024-B-4A, 4.50%, 11/15/30	3,000	3,014
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 5.69%, (1 Month Term SOFR + 1.36%), 07/18/35 (a)	1,816	1,780
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 5.79%, (1 Month Term SOFR + 1.46%), 12/22/36 (a)	1,939	1,922
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 5.85%, (1 Month Term SOFR + 1.54%), 03/16/26 (a)	2,380	2,384
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-A4-1A, 5.22%, 03/25/60	1,409	1,418
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.45%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	1,266	1,265
Series 2021-C-FL3, 6.43%, (1 Month Term SOFR + 2.11%), 07/15/39 (a)	1,300	1,285
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 6.96%, (1 Month Term SOFR + 2.90%), 07/16/35 (a) (b)	2,000	2
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.29%, 09/12/47 (a)	673	—
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.69%, 11/13/48 (a)	4,229	8
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.00%, 05/12/50 (a)	21,448	341
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.93%, 11/11/50 (a)	28,097	435
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.66%, 12/12/53 (a)	27,095	1,835
HarborView Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 3.58%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b) (c)	3,589	3,280
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-A-FL1, 5.48%, (1 Month Term SOFR + 1.16%), 06/19/36 (a)	133	133
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.43%, (1 Month Term SOFR + 1.11%), 09/19/36 (a) (b)	1,467	1,462
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 8.13%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,909
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (d)	4,685	4,264
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,096	400
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (a)	1,612	1,485
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A2-NQM2, REMIC, 5.77%, 05/25/29 (b)	1,966	1,974
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 5.78%, (3 Month Term SOFR + 1.50%), 07/25/34 (a)	4,000	4,003
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,747	1,732
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.08%, 11/18/48 (a)	7,230	26
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.87%, 01/15/49 (a)	2,751	8
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.57%, 12/17/49 (a)	14,500	76
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.47%, 06/17/49 (a)	23,530	206
Katayma CLO I, Ltd.
Series 2023-A1-1A, 6.27%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	10,000	10,045
Series 2023-B-1A, 6.92%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	9,500	9,527
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (d)	647	639
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.50%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	2,002	1,996
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 5.77%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	2,602	2,601
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 4.75%, 07/25/61 (a) (b)	3,131	3,124
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 4.34%, 11/25/60 (a) (b)	3,578	3,570

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	417	416
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.60%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	1,677	1,673
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.73%, (1 Month Term SOFR + 1.41%), 07/15/36 (a)	1,228	1,228
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 5.73%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	2,097	2,095
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.85%, (SOFR 30-Day Average + 1.55%), 01/21/37 (a)	2,824	2,824
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	3,450	3,439
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,550	1,301
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,601	1,304
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.43%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b) (c)	9,368	3,620
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.46%, 03/12/49 (a)	3,623	3
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,302	1,253
Magnetite Xlii Ltd
Series 2024-A1-42A, 5.62%, (3 Month Term SOFR + 1.31%), 01/25/38 (a)	4,000	4,009
Mariner Finance Issuance Trust 2025-A
Series 2025-B-AA, 5.33%, 05/20/38	1,950	1,975
Marlette Funding Trust 2021-1
Series 2021-D-1A, 2.47%, 06/16/31	268	265
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 1.45%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b) (c)	5,745	3,426
MF1 2021-FL5 Ltd.
Series 2021-B-FL5, 5.88%, (1 Month Term SOFR + 1.56%), 07/17/36 (a)	3,538	3,495
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.53%, (1 Month Term SOFR + 1.21%), 07/18/36 (a)	170	170
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.51%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	633	632
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.65%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	2,403	2,402
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.47%, (1 Month Term SOFR + 2.15%), 06/22/37 (a)	3,114	3,115
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 6.05%, (1 Month Term SOFR + 1.74%), 03/19/39 (a)	3,500	3,513
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.00%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,511
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.63%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	3,450	3,444
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	8,105	8,174
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 5.23%, (1 Month Term SOFR + 0.92%), 04/15/26 (a)	518	518
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 3.91%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b) (c)	2,754	1,587
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 3.69%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b) (c)	1,531	1,483
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.14%, 01/15/49 (a)	3,272	4
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.83%, 12/17/48 (a)	3,687	10
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.29%, 06/17/50 (a)	20,715	279
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.27%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	21
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	1,772	1,714
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	243	216
Series 2020-B-1A, 3.10%, 11/22/32	2,291	2,003
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	887	725
MTN Commercial Mortgage Trust 2022-LPFL
Series 2022-A-LPFL, REMIC, 5.71%, (1 Month Term SOFR + 1.40%), 03/15/39 (a)	1,980	1,979
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.67%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	1,066	1,066
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 12.19%, (1 Month Term SOFR + 2.25%), 06/15/35 (a) (c)	3,129	1,875
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	1,483	1,454
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	2,760	2,508
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 5.52%, (1 Month Term SOFR + 1.27%), 02/16/27 (a)	2,380	2,373
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	306	256
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	3,862	3,906
OBX 2025-NQM8 Trust
Series 2025-A1-NQM8, REMIC, 5.47%, 03/25/65 (b)	9,830	9,872
OCP CLO 2017-14 Ltd
Series 2017-A1R-14A, 5.64%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	3,000	3,009
OCP CLO 2020-18 Ltd
Series 2020-A1R2-18A, 5.64%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	4,000	4,006
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 6.17%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,502
Octagon INVESTMENT PARTNERS 20-R LTD
Series 2019-A1RR-4A, 5.70%, 08/12/37 (a)	10,000	10,022
OFSI BSL XI Ltd
Series 2022-BR-11A, 7.07%, (3 Month Term SOFR + 2.80%), 10/18/35 (a)	4,000	4,010
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	311	308
Series 2021-NOTE-2, 3.00%, 01/25/29	139	138
Pagaya AI Debt Selection Trust 2021-5
Series 2021-C-5, 3.93%, 08/15/29	4,385	4,272
Park Blue CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.71%, 10/20/37 (a)	9,700	9,720
PFP 2024-11 Ltd
Series 2024-A-11, 6.15%, (1 Month Term SOFR + 1.90%), 09/19/39 (a)	617	619
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	967	947
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 4.84%, 09/25/51 (a) (b)	2,708	2,700
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (b)	1,087	1,085

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
PRPM 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 5.67%, 12/25/28 (b)	2,727	2,743
PRPM 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.69%, 05/25/29 (b)	16,628	16,728
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	563	456
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,034	857
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 5.04%, (1 Month Term SOFR + 0.71%), 06/25/37 (a)	953	697
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 4.94%, (SOFR 30-Day Average + 0.61%), 04/26/35 (a)	424	391
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 5.63%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	1,225	1,224
Research-Driven Pagaya Motor Asset Trust 2025-1
Series 2025-A-1A, 5.04%, 02/25/27	5,919	5,907
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	6,751	6,688
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	5,000	4,949
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	366	300
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,772	1,804
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	3,053	2,911
SCCU Auto Receivables Trust 2024-1
Series 2024-A2-1A, 5.45%, 12/15/27	670	671
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 1.24%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	15,869	4,227
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.87%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b) (c)	4,978	1,005
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	1,980	1,963
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	323	315
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	437	433
SoFi Consumer Loan Program 2025-1 Trust
Series 2025-A-1, 4.80%, 02/27/34	1,959	1,963
Sound Point CLO 40 Ltd
Series 2024-A1-40A, 5.66%, (3 Month Term SOFR + 1.39%), 10/20/37 (a)	4,000	4,016
Sound Point CLO XXIII
Series 2019-AR-2A, 5.69%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	10,005
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.61%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	2,000	2,004
Series 2021-B1-1A, 6.24%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	2,000	2,001
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-A-MFP2, REMIC, 5.78%, (1 Month Term SOFR + 0.94%), 11/16/26 (a)	2,020	2,019
SREIT TRUST 2021-IND
Series 2021-B-IND, REMIC, 5.52%, (1 Month Term SOFR + 1.21%), 10/15/38 (a)	200	199
Start Ltd
Series 2018-A-1, 4.09%, 05/15/43	308	306
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	6,714	5,729
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 5.77%, (3 Month Term SOFR + 1.51%), 10/15/30 (a)	124	124
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.46%, 12/25/35 (a)	425	366
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 4.55%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b) (c)	2,555	2,507
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,701	860
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.64%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	1,505	1,499
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 6.10%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,460
STWD Trust 2021-FLWR
Series 2021-B-FLWR, REMIC, 5.35%, (1 Month Term SOFR + 1.04%), 07/15/36 (a)	1,872	1,870
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,670	1,591
Tesla Sustainable Energy Trust 2024-1
Series 2024-A2-1A, 5.08%, 09/20/29	6,767	6,781
Theorem Funding Trust 2022-3
Series 2022-A-3A, 7.60%, 04/15/29	327	327
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,578	2,335
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.45%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	2,500	2,494
Tricolor Auto Securitization Trust 2025-2
Series 2025-A-2A, 5.12%, 01/16/29	1,200	1,201
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 5.74%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,514
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.95%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	4,560	4,559
UBS Commercial Mortgage Trust 2017-C7
Series 2017-ASB-C7, REMIC, 3.59%, 06/15/27	2,019	2,000
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,619
Upgrade Master Pass-Thru Trust Series 2025-ST2
Series 2025-A-ST2, 6.11%, 06/15/32	3,363	3,391
Upgrade Master Pass-Thru Trust Series 2025-ST4
Series 2025-A-ST4, 5.50%, 08/16/32	1,000	1,000
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	29	28
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	825	817
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,774	1,796
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 07/25/49 (a)	1,713	1,628
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,275	1,146
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	671	674
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (b)	10,510	10,555
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	3,937	3,984
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (b)	7,468	7,483
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 5.97%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,010
VOLT CI, LLC
Series 2021-A1-NP10, 5.99%, 05/25/51 (a) (b)	474	474
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (b)	293	293
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
VOLT XCIX, LLC
Series 2021-A1-NPL8, 6.12%, 04/25/51 (a) (b)	569	569
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (b)	81	81
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.67%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	10,000	10,027
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.47%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b) (c)	7,199	2,418
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 1.08%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b) (c)	6,385	2,119
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 4.29%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b) (c)	13,291	12,454
Wellfleet CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.68%, (3 Month Term SOFR + 1.42%), 07/15/37 (a)	4,000	4,006
Wellington Management Clo 4 Ltd
Series 2025-A-4A, 5.46%, (3 Month Term SOFR + 1.15%), 04/19/38 (a)	5,000	4,985
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,941
Interest Only, Series 2016-XA-C33, REMIC, 1.54%, 03/17/59 (a)	1,761	8
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	261	224
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.68%, 11/18/25 (a)	375	361
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.84%, 12/17/48 (a)	2,403	7
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.91%, 07/15/50 (a)	21,673	276
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.93%, 01/18/52 (a)	12,695	324
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-ASB-C53, REMIC, 2.96%, 12/15/28	254	246
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,935
Wells Fargo Commercial Mortgage Trust 2025-C64
Series 2025-A1-C64, REMIC, 5.02%, 02/15/30	762	764
Interest Only, Series 2025-XA-C64, REMIC, 1.02%, 02/15/58 (a)	23,131	1,752
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	148	138
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 6.45%, 08/25/37 (a)	86	78
Westlake Automobile Receivables Trust 2023-4
Series 2023-A2A-4A, 6.23%, 01/15/27	554	554
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,185	2,039
Total Non-U.S. Government Agency Asset-Backed Securities (cost $719,354)		684,324
GOVERNMENT AND AGENCY OBLIGATIONS 31.8%
U.S. Treasury Note 25.6%
Treasury, United States Department of
0.38%, 12/31/25 - 01/31/26	101,450	99,342
0.75%, 03/31/26 - 01/31/28	162,050	154,084
0.63%, 07/31/26 - 03/31/27	61,000	58,382
0.88%, 09/30/26 - 11/15/30	90,100	81,515
0.50%, 06/30/27	1,950	1,830
		395,153
Collateralized Mortgage Obligations 3.2%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1M1-R06, REMIC, 5.36%, (SOFR 30-Day Average + 1.05%), 09/25/28 (a)	821	822
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1A1-R04, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 05/25/45 (a)	3,793	3,796
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	61	61
Series 2024-M1-DNA2, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	4,355	4,359
Series 2024-M1-DNA3, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 10/25/44 (a)	2,046	2,048
Series FA-4631, REMIC, 4.92%, (SOFR 30-Day Average + 0.61%), 11/15/46 (a)	1,662	1,642
Series FE-4940, REMIC, 4.97%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	1,817	1,774
Series FN-4990, REMIC, 4.77%, (SOFR 30-Day Average + 0.46%), 05/25/50 (a)	2,038	1,969
Series FD-5480, REMIC, 5.66%, (SOFR 30-Day Average + 1.35%), 03/25/54 (a)	1,751	1,751
Series FD-5536, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 05/25/54 (a)	2,412	2,402
Series FG-5475, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,844	1,835
Series AF-5524, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	2,000	1,991
Series FA-5525, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,896	1,889
Federal National Mortgage Association, Inc.
Series 2007-FC-44, REMIC, 4.75%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	1,211	1,195
Series 2014-KF-10, REMIC, 4.87%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,163	1,141
Series 2017-FC-112, REMIC, 4.77%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,732	1,675
Series 2018-FE-85, REMIC, 4.72%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	882	866
Series 2019-FB-49, REMIC, 4.90%, (SOFR 30-Day Average + 0.59%), 09/25/49 (a)	1,278	1,250
Series 2020-F-34, REMIC, 4.87%, (SOFR 30-Day Average + 0.56%), 06/25/50 (a)	2,561	2,494
Series 2025-FK-26, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 06/25/54 (a)	2,022	2,014
Series 2025-FA-31, REMIC, 5.61%, (SOFR 30-Day Average + 1.30%), 06/25/54 (a)	2,052	2,049
Series 2024-FH-82, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,574	1,566
Series 2024-FL-93, REMIC, 5.76%, (SOFR 30-Day Average + 1.45%), 12/25/54 (a)	1,373	1,374
Series 2025-FQ-15, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	2,143	2,134
Series 2025-FM-28, REMIC, 5.56%, (SOFR 30-Day Average + 1.25%), 04/25/55 (a)	2,193	2,185
Government National Mortgage Association
Series 2017-QF-141, REMIC, 4.73%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,175	1,147
Series 2018-BF-125, REMIC, 5.19%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,259	1,238
Government National Mortgage Association REMIC Trust 2024-025
Series 2024-AF-25, REMIC, 4.84%, (SOFR 30-Day Average + 0.51%), 02/20/49 (a) (c)	1,207	1,188
		49,855
Mortgage-Backed Securities 1.5%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53 - 04/01/54	4,021	4,122
5.50%, 02/01/55	4,274	4,306
Federal National Mortgage Association, Inc.
7.01%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 11/01/42 (a)	288	298
5.00%, 01/01/43 - 08/01/43	4,329	4,358
6.00%, 10/01/53	2,046	2,088
5.50%, 04/01/54 - 04/01/55	8,018	8,082
		23,254

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
2.38%, 01/15/27 (e)	4,454	4,527
0.13%, 04/15/27 (e)	6,556	6,416
1.63%, 10/15/27 (e)	3,314	3,354
		14,297
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 7.23%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a) (c)	920	883
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	6,191	5,794
Freddie Mac Multifamily Securities 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 6.68%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a) (c)	457	452
Freddie Mac Multifamily Securities 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 8.25%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a) (c)	500	493
		7,622
Sovereign 0.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.84%, 06/20/30	100	92
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (f)	800	794
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 05/07/29	300	302
Morocco, Kingdom of
2.38%, 12/15/27 (f)	300	282
Presidencia de la Republica Dominicana
5.50%, 02/22/29 (f)	400	399
		1,869
Total Government And Agency Obligations (cost $490,597)		492,050
CORPORATE BONDS AND NOTES 15.3%
Financials 4.4%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,463	1,511
5.75%, 06/06/28	707	732
AIG Global Funding
5.75%, 07/02/26 (d)	1,600	1,620
American Equity Investment Life Holding Company
5.75%, 10/01/29	615	630
American Express Company
4.73%, 04/25/29	1,706	1,725
American International Group, Inc.
4.85%, 05/07/30	583	592
Athene Global Funding
5.17%, 05/08/26 (a) (d)	1,853	1,858
4.72%, 10/08/29 (d)	1,794	1,789
Aviation Capital Group LLC
6.25%, 04/15/28 (d)	316	329
Avolon Holdings Funding Limited
6.38%, 05/04/28 (d)	1,050	1,095
5.38%, 05/30/30 (d)	1,187	1,210
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (f)	150	149
Banco De Bogota
6.25%, 05/12/26 (f)	600	601
Banco de Credito del Peru
3.25%, 09/30/31 (d)	700	679
Banco Industrial S.A.
4.88%, 01/29/31 (f)	650	646
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (f)	850	848
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (f)	500	473
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
7.53%, 10/01/28 (f)	550	580
Bank of America Corporation
4.83%, 07/22/26	239	239
3.56%, 04/23/27	819	813
4.98%, 01/24/29	2,291	2,323
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (d)	500	516
Bank of Montreal
4.64%, 09/10/30 (g)	1,427	1,437
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (f)	700	688
BPCE
5.88%, 01/14/31 (d) (g)	1,475	1,527
Brown & Brown, Inc.
4.70%, 06/23/28	331	334
4.50%, 03/15/29	437	437
CaixaBank, S.A.
6.21%, 01/18/29 (d)	1,430	1,486
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (g)	755	754
5.25%, 01/13/31 (g)	1,084	1,108
Capital One Financial Corporation
4.99%, 07/24/26	3,600	3,600
Charles Schwab Corporation, The
5.37%, (SOFR + 1.05%), 03/03/27 (a)	633	638
Citigroup Inc.
4.58%, 05/29/27	2,143	2,155
4.79%, 03/04/29	1,270	1,279
4.54%, 09/19/30	2,692	2,679
CNA Financial Corporation
3.90%, 05/01/29	379	372
Credit Agricole SA
5.23%, 01/09/29 (d) (g)	1,477	1,500
DBS Group Holdings Ltd
1.82%, 03/10/31 (f)	800	785
Fiserv, Inc.
4.75%, 03/15/30	1,830	1,845
Global Payments Inc.
5.30%, 08/15/29	603	614
Goldman Sachs Bank USA
5.10%, (SOFR + 0.77%), 03/18/27 (a) (d)	1,032	1,034
Huntington Bancshares Incorporated
5.27%, 01/15/31	433	444
Intergroup Financial Services Corp.
4.13%, 10/19/27 (f)	600	583
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (f) (h)	15	15
JPMorgan Chase & Co.
5.25%, (SOFR + 0.92%), 04/22/28 (a)	1,239	1,244
4.92%, 01/24/29	2,298	2,329
LPL Holdings, Inc.
4.63%, 11/15/27 (d)	748	745
M&T Bank Corporation
4.83%, 01/16/29	678	684
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	800	811
National Securities Clearing Corporation
4.70%, 05/20/30 (d)	1,391	1,414
Nationwide Building Society
6.56%, 10/18/27 (d)	200	205
NatWest Group PLC
4.96%, 08/15/30 (g)	1,569	1,585
New York Life Global Funding
4.79%, (SOFR + 0.48%), 06/09/26 (a) (d)	147	147
4.70%, 01/29/29 (d)	187	190
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (f)	500	497
Pacific Life Global Funding II
4.94%, (SOFR + 0.62%), 06/04/26 (a) (d)	137	137
PayPal Holdings, Inc.
4.45%, 03/06/28	739	745
PT. Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (f)	700	692

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Royal Bank of Canada
4.85%, (SOFR + 0.53%), 01/20/26 (a) (g)	642	642
5.19%, 10/18/28 (a) (g)	2,284	2,281
Santander Holdings USA, Inc.
5.47%, 03/20/29	1,412	1,436
Truist Financial Corporation
7.16%, 10/30/29	1,952	2,112
UBS Group AG
6.33%, 12/22/27 (d)	430	442
United Overseas Bank Limited
1.75%, 03/16/31 (f)	500	490
Wells Fargo & Company
5.40%, (SOFR + 1.07%), 04/22/28 (a)	2,217	2,230
6.30%, 10/23/29	1,110	1,173
		68,503
Industrials 2.2%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (f)	500	483
Aircastle Limited
5.25%, 03/15/30 (d)	1,043	1,052
BAE Systems PLC
3.40%, 04/15/30 (d)	2,313	2,208
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (f) (h)	777	618
Canadian Pacific Kansas City Limited
4.80%, 03/30/30	2,469	2,510
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	1,395	1,430
Delta Air Lines, Inc.
4.95%, 07/10/28	2,140	2,152
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	1,455	1,534
5.04%, 03/25/30 (d)	1,223	1,234
Equifax Inc.
4.80%, 09/15/29	1,432	1,445
GATX Corporation
4.70%, 04/01/29	1,149	1,158
4.00%, 06/30/30	81	79
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (f)	400	394
Holcim Finance US LLC
4.70%, 04/07/28 (d)	1,199	1,210
JSW Infrastructure Limited
4.95%, 01/21/29 (f)	400	390
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (f)	676	689
MasTec, Inc.
4.50%, 08/15/28 (d)	2,265	2,232
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (d)	1,642	1,652
MV24 Capital B.V.
6.75%, 06/01/34 (f)	586	568
Northrop Grumman Corporation
4.65%, 07/15/30	1,160	1,171
Paychex, Inc.
5.10%, 04/15/30	637	653
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (d)	2,282	2,335
Quanta Services, Inc.
4.75%, 08/09/27	1,414	1,426
Republic Services, Inc.
4.75%, 07/15/30	2,101	2,141
Ryder System, Inc.
5.25%, 06/01/28	90	92
4.95%, 09/01/29	362	368
Siemens Funding B.V.
4.35%, 05/26/28 (d)	1,197	1,218
Uber Technologies, Inc.
6.25%, 01/15/28 (d)	551	560
Veralto Corporation
5.50%, 09/18/26	709	718
5.35%, 09/18/28	630	650
		34,370
Energy 1.8%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (f)	650	650
Aker BP ASA
5.60%, 06/13/28 (d)	400	411
Apa Corp.
4.25%, 01/15/30 (d)	1,415	1,354
Boardwalk Pipelines, LP
4.45%, 07/15/27	693	693
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (f)	400	398
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	1,110	1,098
Cheniere Energy, Inc.
4.63%, 10/15/28	1,557	1,555
Cosan Limited
5.50%, 09/20/29 (f)	400	391
Coterra Energy Inc.
3.90%, 05/15/27	170	168
4.38%, 03/15/29	110	109
DCP Midstream Operating, LP
5.13%, 05/15/29	355	361
Devon Energy Corporation
5.25%, 10/15/27	363	363
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (f)	434	429
Enbridge Inc.
6.00%, 11/15/28	555	583
Energy Transfer LP
6.05%, 12/01/26	1,451	1,482
6.10%, 12/01/28	1,129	1,186
EQT Corporation
3.90%, 10/01/27	172	170
7.00%, 02/01/30 (b) (i)	277	300
Guara Norte S.a r.l.
5.20%, 06/15/34 (f)	538	509
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	1,125	1,143
MPLX LP
4.80%, 02/15/29	1,129	1,140
NGPL PipeCo LLC
4.88%, 08/15/27 (d)	1,523	1,516
Oleoducto Central S.A.
4.00%, 07/14/27 (f)	200	195
ONEOK, Inc.
5.38%, 06/01/29	1,118	1,142
4.40%, 10/15/29	1,198	1,188
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (f)	200	198
Petrobras Global Finance B.V.
6.00%, 01/27/28	600	612
PT. Pertamina (Persero)
1.40%, 02/09/26 (f)	200	196
Targa Resources Partners LP
6.50%, 07/15/27	678	678
6.88%, 01/15/29	1,863	1,900
5.50%, 03/01/30	1,895	1,923
Ultrapar International S.A.
5.25%, 06/06/29 (f)	200	198
Western Midstream Operating, LP
6.35%, 01/15/29	185	194
4.05%, 02/01/30 (b) (i)	1,390	1,337
Williams Companies, Inc., The
4.80%, 11/15/29	1,394	1,413
		27,183
Utilities 1.7%
Adani Energy Solutions Limited
4.00%, 08/03/26 (f)	400	394
American Electric Power Company, Inc.
5.20%, 01/15/29	2,277	2,336
CenterPoint Energy, Inc.
5.40%, 06/01/29	706	731
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (f)	372	386

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Chile Electricity PEC SpA
0.00%, 01/25/28 (d) (h)	1,169	1,025
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (f)	303	312
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (f)	200	200
5.70%, 01/24/30 (d)	500	499
Dominion Energy, Inc.
5.00%, 06/15/30	1,265	1,291
DTE Energy Company
5.20%, 04/01/30	1,360	1,392
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (f)	209	187
Enel Finance International N.V.
5.13%, 06/26/29 (d)	1,175	1,197
Energuate Trust
5.88%, 05/03/27 (f)	400	398
Essential Utilities, Inc.
4.80%, 08/15/27	539	544
3.57%, 05/01/29	69	67
Evergy Kansas Central, Inc.
4.70%, 03/13/28	2,101	2,124
Exelon Corporation
5.15%, 03/15/29	739	758
Fenix Power Peru S.A.
4.32%, 09/20/27 (f)	114	112
FirstEnergy Transmission, LLC
4.55%, 01/15/30	454	454
GNL Quintero S.A
4.63%, 07/31/29 (f)	530	526
JSW Energy Limited
4.13%, 05/18/31 (f)	462	423
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (f)	768	762
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (f)	339	330
National Fuel Gas Company
5.50%, 03/15/30 (i)	1,086	1,116
NextEra Energy Capital Holdings, Inc.
5.05%, 03/15/30	2,087	2,135
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (d)	1,400	1,400
NiSource Inc.
5.25%, 03/30/28	611	625
5.20%, 07/01/29	487	500
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (f)	500	494
Pinnacle West Capital Corporation
4.90%, 05/15/28	297	301
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (f)	700	693
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,062	1,099
5.88%, 10/15/28	1,203	1,260
The Southern Company
5.15%, 10/06/25	715	717
		26,788
Health Care 1.2%
AbbVie Inc.
4.88%, 03/15/30	847	868
Agilent Technologies, Inc.
4.20%, 09/09/27	137	137
Biogen Inc.
5.05%, 01/15/31	1,074	1,093
Cardinal Health, Inc.
5.13%, 02/15/29	1,115	1,143
Edwards Lifesciences Corporation
4.30%, 06/15/28	1,402	1,400
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,417	1,437
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	815	832
Illumina, Inc.
4.65%, 09/09/26	964	965
Labcorp Holdings Inc.
4.35%, 04/01/30	1,548	1,537
Mars, Incorporated
4.80%, 03/01/30 (d)	2,467	2,499
Merck & Co., Inc.
5.95%, 12/01/28	1,574	1,666
Quest Diagnostics Incorporated
4.20%, 06/30/29	1,483	1,476
Solventum Corporation
5.45%, 02/25/27	1,397	1,420
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	906	911
5.05%, 02/19/30	1,329	1,361
		18,745
Information Technology 1.1%
AppLovin Corporation
5.13%, 12/01/29	1,373	1,392
Arrow Electronics, Inc.
5.15%, 08/21/29	1,560	1,586
Atlassian Corporation
5.25%, 05/15/29	1,156	1,187
Broadcom Inc.
3.15%, 11/15/25	644	642
5.05%, 07/12/29	625	640
4.35%, 02/15/30	655	653
Dell International L.L.C.
4.35%, 02/01/30	2,439	2,419
Foundry JV Holdco LLC
5.90%, 01/25/30 (d)	828	865
Hewlett Packard Enterprise Company
4.55%, 10/15/29	1,556	1,547
Kyndryl Holdings, Inc.
2.05%, 10/15/26	1,023	992
Marvell Technology, Inc.
5.75%, 02/15/29	1,090	1,134
4.75%, 07/15/30	842	846
Microchip Technology Incorporated
4.25%, 09/01/25	230	230
5.05%, 03/15/29	303	308
Oracle Corporation
5.80%, 11/10/25	1,390	1,397
Wipro IT Services, LLC
1.50%, 06/23/26 (f)	300	291
		16,129
Real Estate 0.8%
American Homes 4 Rent, L.P.
4.25%, 02/15/28	760	756
American Tower Corporation
4.90%, 03/15/30	3,704	3,759
Cubesmart, L.P.
4.38%, 02/15/29	836	831
Equinix, Inc.
1.25%, 07/15/25	1,583	1,581
Extra Space Storage LP
5.50%, 07/01/30	2,257	2,342
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	646	649
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (f)	500	498
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	593	555
VICI Properties Inc.
4.25%, 12/01/26 (d)	1,497	1,488
		12,459
Consumer Staples 0.7%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (f)	160	141
Altria Group, Inc.
6.20%, 11/01/28	381	402
B.A.T Capital Corporation
4.91%, 04/02/30	69	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	862	844
5.93%, 02/02/29	1,007	1,057
BRF GmbH
4.35%, 09/29/26 (f)	200	198
Bunge Limited Finance Corp.
4.20%, 09/17/29	1,174	1,161
Campbell's Company, The
5.20%, 03/19/27	590	598
Diageo Investment Corporation
5.13%, 08/15/30	436	449
Imperial Brands Finance PLC
4.50%, 06/30/28 (d)	1,356	1,356
Minerva Luxembourg S.A.
5.88%, 01/19/28 (f)	400	399
NBM US Holdings, Inc.
7.00%, 05/14/26 (f)	413	413
6.63%, 08/06/29 (f)	250	251
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (f)	409	414
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (d)	1,094	1,102
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (f) (h)	153	112
Sysco Corporation
5.10%, 09/23/30	1,177	1,207
		10,174
Consumer Discretionary 0.6%
Darden Restaurants, Inc.
4.35%, 10/15/27	682	683
Genuine Parts Company
4.95%, 08/15/29	1,284	1,304
Hyundai Capital America
4.55%, 09/26/29 (d)	1,394	1,380
Marriott International, Inc.
4.80%, 03/15/30	1,434	1,449
Meritage Homes Corporation
5.13%, 06/06/27	1,140	1,153
3.88%, 04/15/29 (d)	158	152
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (d)	2,614	2,620
O'Reilly Automotive, Inc.
5.75%, 11/20/26	689	701
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (f)	400	379
		9,821
Materials 0.6%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200	191
Antofagasta PLC
2.38%, 10/14/30 (f)	400	352
Avery Dennison Corporation
4.88%, 12/06/28	280	284
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (f) (j)	300	297
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (f)	300	279
3.15%, 01/14/30 (f)	200	185
Freeport-McMoRan Inc.
4.13%, 03/01/28	300	297
Glencore Funding LLC
5.40%, (SOFR + 1.06%), 04/04/27 (a) (d)	1,271	1,276
4.91%, 04/01/28 (d)	931	941
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (f)	200	208
Nutrien Ltd.
4.90%, 03/27/28	1,165	1,181
PT. Freeport Indonesia
4.76%, 04/14/27 (d)	600	600
Rio Tinto Finance (USA) plc
4.88%, 03/14/30	1,482	1,510
Sherwin-Williams Company, The
4.55%, 03/01/28	604	609
Sonoco Products Company
4.45%, 09/01/26	766	765
Suzano Austria GmbH
5.00%, 01/15/30	500	500
		9,475
Communication Services 0.2%
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (h) (k)	136	4
Millicom International Cellular SA
5.13%, 01/15/28 (f)	900	889
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (f)	262	261
Videotron Ltee
5.13%, 04/15/27 (d)	1,493	1,492
		2,646
Total Corporate Bonds And Notes (cost $233,439)		236,293
SENIOR FLOATING RATE INSTRUMENTS 2.1%
Industrials 0.6%
APi Group DE, Inc.
2025 Term Loan, 6.08%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	1,334	1,334
Colossus Acquireco LLC
Term Loan, 0.00%, (SOFR + 1.75%), 06/12/32 (a) (l)	935	928
Corpay Technologies Operating Company LLC
Term Loan B5, 6.08%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	1,238	1,238
CPI Holdco B LLC
2024 Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	144	143
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	332	332
2024 1st Lien Term Loan B2, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	126	126
IQVIA Inc.
2025 Repriced Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 01/02/31 (a)	975	978
Lamar Media Corporation
2020 Term Loan B, 5.93%, (1 Month Term SOFR + 1.50%), 02/06/27 (a)	1,580	1,576
Prime Security Services Borrower LLC
Term Loan B2, 0.00%, (SOFR + 1.75%), 03/08/32 (a) (l)	1,850	1,832
Standard Industries Inc.
2021 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 08/05/28 (a)	729	730
		9,217
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.08%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	1,676	1,667
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	1,135	1,129
Somnigroup International Inc
Term Loan B, 6.57%, (SOFR + 2.25%), 10/24/31 (a)	909	911
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.08%, (1 Month Term SOFR + 1.75%), 05/28/30 (a)	969	972
		4,679
Information Technology 0.3%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (k) (m) (n)	86	1
Energizer Holdings, Inc.
2025 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/13/32 (a)	939	940
Gen Digital Inc.
2025 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	555	554
Go Daddy Operating Company, LLC
2024 Term Loan B8, 6.08%, (1 Month Term SOFR + 1.75%), 11/09/29 (a)	1,666	1,666

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
SS&C Technologies Inc.
2024 Term Loan B8, 6.33%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	915	919
		4,080
Communication Services 0.3%
Alterra Mountain Company
2024 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 08/17/28 (a)	458	460
Delta 2 (LUX) S.a.r.l.
Term Loan, 0.00%, (SOFR + 2.00%), 09/10/31 (a) (l)	195	195
2024 Term Loan B1, 6.30%, (3 Month Term SOFR + 2.00%), 09/10/31 (a)	390	390
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	968	964
Six Flags Entertainment Corporation
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	779	779
WMG Acquisition Corp.
2024 Term Loan J, 6.08%, (1 Month Term SOFR + 1.75%), 01/24/31 (a)	980	981
Ziggo Financing Partnership
USD Term Loan I, 6.93%, (1 Month Term SOFR + 2.50%), 04/17/28 (a)	25	24
		3,793
Utilities 0.2%
Calpine Corporation
2024 Term Loan B10, 6.08%, (1 Month Term SOFR + 1.75%), 01/31/31 (a)	1,138	1,137
NRG Energy, Inc.
2024 Term Loan, 6.03%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	1,670	1,672
2024 Term Loan, 6.08%, (1 Month Term SOFR + 1.75%), 03/27/31 (a)	—	—
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.08%, (1 Month Term SOFR + 1.75%), 12/11/25 (a)	971	973
		3,782
Materials 0.1%
H.B. Fuller Company
2025 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 02/15/30 (a)	967	970
Reynolds Consumer Products LLC
2025 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 02/19/32 (a)	1,127	1,131
		2,101
Financials 0.1%
Herc Holdings Inc
Term Loan B, 6.32%, (3 Month Term SOFR + 2.00%), 05/17/32 (a)	130	130
Trans Union, LLC
2024 Term Loan B8, 6.08%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	328	328
2024 Term Loan B9, 6.08%, (1 Month Term SOFR + 1.75%), 06/24/31 (a)	1,338	1,339
Walker & Dunlop, Inc.
2025 Term Loan B, 6.31%, (1 Month Term SOFR + 2.00%), 03/08/32 (a)	145	145
		1,942
Real Estate 0.1%
Iron Mountain Incorporated
2023 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	972	970
Vestis Corporation
Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	465	445
		1,415
Consumer Staples 0.1%
Froneri Lux Finco Sarl
2024 USD Term Loan B4, 6.24%, (6 Month Term SOFR + 2.00%), 09/16/31 (a)	976	964
Total Senior Floating Rate Instruments (cost $32,054)		31,973
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (k) (m)	—	4
Flame Aggregator LLC (k) (m)	2	45
Total Common Stocks (cost $0)		49
SHORT TERM INVESTMENTS 3.1%
U.S. Treasury Bill 1.9%
Treasury, United States Department of
4.25%, 07/31/25	30,000	29,896
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.20% (o) (p)	18,473	18,473
Total Short Term Investments (cost $48,369)		48,369
Total Investments 96.5% (cost $1,523,813)		1,493,058
Other Derivative Instruments 3.3%		51,469
Other Assets and Liabilities, Net 0.2%		2,470
Total Net Assets 100.0%		1,546,997

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(c) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $68,190 and 4.4% of the Fund.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Non-income producing security.

(n) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	82,336	254,799	318,662	1,133	—	—	18,473	1.2

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	08/16/23	381	394	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/31/22	139	141	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	10/19/23	449	483	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/06/22	623	650	0.1
Antofagasta PLC, 2.38%, 10/14/30	02/03/25	345	352	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	11/18/24	148	149	—
Banco De Bogota, 6.25%, 05/12/26	09/29/23	592	601	0.1
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	618	646	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/26/21	833	848	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/19/23	418	473	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 7.53%, 10/01/28	09/25/23	563	580	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/15/24	669	688	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	01/19/24	606	618	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	06/23/25	397	398	—
BRF GmbH, 4.35%, 09/29/26	04/15/25	196	198	—
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	11/04/24	293	297	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	03/18/25	379	386	—
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	03/07/25	302	312	—
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	06/11/24	196	200	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/10/25	272	279	—
Corporacion Nacional del Cobre de Chile, 3.15%, 01/14/30	01/16/25	180	185	—
Cosan Limited, 5.50%, 09/20/29	03/19/25	392	391	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	786	785	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/14/20	209	187	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	431	429	—
Energuate Trust, 5.88%, 05/03/27	10/30/24	395	398	—
Fenix Power Peru S.A., 4.32%, 09/20/27	06/14/21	115	112	—
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	548	526	0.1
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/25/24	778	794	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	07/02/24	202	208	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	11/04/24	395	394	—
Guara Norte S.a r.l., 5.20%, 06/15/34	01/09/24	493	509	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	571	583	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	15	15	—
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	400	423	—
JSW Infrastructure Limited, 4.95%, 01/21/29	01/15/25	388	390	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	01/19/24	668	689	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	753	762	0.1
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	868	889	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	09/23/24	399	399	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	317	330	—
Morocco, Kingdom of, 2.38%, 12/15/27	04/03/25	281	282	—
MV24 Capital B.V., 6.75%, 06/01/34	06/07/23	532	568	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	08/31/23	412	413	—
NBM US Holdings, Inc., 6.63%, 08/06/29	03/27/25	250	251	—
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	189	195	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	05/19/25	198	198	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/13/21	483	494	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	11/11/20	500	497	—
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	05/15/24	495	498	—
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	05/06/25	376	379	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	12/03/24	394	399	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/07/24	403	414	—
PT. Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	04/02/24	688	692	0.1
PT. Pertamina (Persero), 1.40%, 02/09/26	05/29/25	196	196	—
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	688	693	0.1
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	06/12/25	111	112	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	08/22/23	250	261	—
Ultrapar International S.A., 5.25%, 06/06/29	03/19/25	197	198	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	499	490	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	291	291	—
		25,155	25,612	1.7

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Index
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	08/08/25	16,000	—	387
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	08/08/25	36,500	—	45
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	09/18/25	95,000	—	9,155
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	08/14/25	97,000	—	4,425
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	12/04/25	74,000	—	1,349
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	10/17/25	78,000	—	2,787
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	10/23/25	70,000	—	3,379
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	07/10/25	93,000	—	446
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	10/01/25	63,000	—	2,831
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	10/31/25	65,000	—	1,501
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	07/16/25	93,000	—	(28)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	08/22/25	95,000	—	4,840
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	09/03/25	63,000	—	6,256
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	11/21/25	70,000	—	672
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	11/05/25	69,000	—	349
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	09/24/25	30,000	—	1,887
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	09/12/25	80,000	—	4,918
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/30/25	70,000	—	(275)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/02/25	90,000	—	2,397
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	08/29/25	95,000	—	2,599
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	10/08/25	60,000	—	1,549
					—	51,469

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#documents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	684,324	—	684,324
Government And Agency Obligations	—	492,050	—	492,050
Corporate Bonds And Notes	—	236,289	4	236,293
Senior Floating Rate Instruments	—	31,972	1	31,973
Common Stocks	—	—	49	49
Short Term Investments	18,473	29,896	—	48,369
	18,473	1,474,531	54	1,493,058
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	51,772	—	51,772
	—	51,772	—	51,772
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(303)	—	(303)
	—	(303)	—	(303)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.7%
Mortgage-Backed Securities 34.7%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	80,564	71,843
4.00%, 09/01/43 - 08/01/52	14,645	13,756
3.50%, 01/01/48	2,100	1,927
2.50%, 09/01/50 - 12/01/50	17,998	15,016
4.50%, 08/01/52	7,287	6,996
5.50%, 02/01/53 - 02/01/55	34,230	34,507
6.00%, 08/01/53 - 02/01/55	61,672	63,431
6.50%, 01/01/54	12,032	12,653
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	11,708	11,251
6.18%, 12/01/28	8,295	8,693
2.48%, 11/01/29	16,317	15,190
1.90%, 05/01/30	9,984	9,033
4.65%, 05/01/30	13,450	13,593
5.45%, 01/01/31	6,907	7,102
5.81%, 06/01/31	17,862	18,763
2.63%, 04/01/32	62,149	55,352
1.83%, 11/01/33	6,300	5,179
3.00%, 03/01/35 - 04/01/51	43,281	38,339
3.50%, 09/01/43 - 04/01/52	39,005	35,610
4.00%, 01/01/44 - 01/01/48	13,031	12,482
2.50%, 09/01/50 - 03/01/51	59,046	49,541
2.00%, 10/01/50 - 02/01/51	38,694	30,937
5.00%, 08/01/52 - 05/01/53	23,976	23,810
5.50%, 05/01/53 - 02/01/55	48,402	48,848
6.00%, 02/01/54 - 02/01/55	21,437	22,071
Government National Mortgage Association
3.50%, 10/20/45	1,106	1,004
2.50%, 08/20/51	29,251	24,782
		651,709
Collateralized Mortgage Obligations 18.4%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	14,020	14,020
Federal Home Loan Mortgage Corporation
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,897
Series EB-4247, REMIC, 3.50%, 09/15/33	3,334	3,229
Interest Only, Series SP-3770, REMIC, 2.08%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (a)	41	—
Interest Only, Series SM-3780, REMIC, 2.08%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	3,992	423
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	17
Series KM-4141, REMIC, 1.75%, 12/15/42	7,053	6,050
Series CS-4156, REMIC, 0.09%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,279	2,394
Series 2023-M1B-HQA2, REMIC, 7.66%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,124
Series UZ-4508, REMIC, 3.00%, 07/15/43	555	447
Series 2024-M2-DNA3, REMIC, 5.76%, (SOFR 30-Day Average + 1.45%), 10/25/44 (a)	8,450	8,463
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,271	2,088
Series GZ-4612, REMIC, 3.00%, 09/15/46	22,408	19,874
Series MY-4677, REMIC, 3.50%, 04/15/47	8,228	7,206
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,565	4,104
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	17,363	2,780
Series ZP-5028, REMIC, 1.50%, 10/25/50	6,955	3,256
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	20,597
Interest Only, Series MS-4291, REMIC, 1.48%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,816	196
Series FB-5478, REMIC, 5.66%, (SOFR 30-Day Average + 1.35%), 02/25/54 (a)	16,500	16,490
Series FH-5470, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 11/25/54 (a)	17,615	17,553
Series FP-5473, REMIC, 5.61%, (SOFR 30-Day Average + 1.30%), 11/25/54 (a)	17,840	17,815
Series FG-5507, REMIC, 5.71%, (SOFR 30-Day Average + 1.40%), 02/25/55 (a)	3,267	3,269
Series FC-5539, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 05/25/55 (a)	7,498	7,518
Series FC-5543, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 06/25/55 (a)	18,371	18,420
Federal National Mortgage Association, Inc.
Interest Only, Series C55-426, 2.50%, 11/25/50	40,200	5,995
Interest Only, Series C26-437, 4.50%, 01/25/52	19,083	4,907
Interest Only, Series C60-426, 3.50%, 02/25/52	16,692	3,208
Interest Only, Series C8-437, 2.50%, 06/25/52	29,839	4,772
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	204	190
Interest Only, Series 2005-S-2, REMIC, 2.18%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	1,737	123
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	228	215
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	936	897
Interest Only, Series 2011-ES-93, REMIC, 2.08%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	694	77
Interest Only, Series 2018-ST-25, REMIC, 1.63%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	4,985	410
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	564	541
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	8,847	8,057
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,769	12,504
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	18,322	15,249
Series 2021-QL-47, REMIC, 2.50%, 07/25/51	10,255	7,030
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	966	892
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	8,724	1,681
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	8,480	1,451
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	10,959	312
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	33,792	4,998
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	32,921	4,806
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	13,448	2,101
Interest Only, Series 2020-SB-185, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	34,100	4,984
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	44,582	6,605
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	25,500	3,495
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	23,560	3,526
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	37,013	5,482
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	14,322	2,452
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	15,464	190
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	48,436	1,526
Interest Only, Series 2021-IA-116, REMIC, 2.50%, 06/20/51	17,166	2,535
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	32,891	5,653
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	17,293	10,601
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	36,835	5,379
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	18,039	3,525
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,559	6,426
Interest Only, Series 2022-IO-204, REMIC, 3.50%, 04/20/52	19,909	3,297
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2025-FE-42, REMIC, 5.86%, (SOFR 30-Day Average + 1.55%), 06/25/55 (a)	9,048	9,085

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Government National Mortgage Association REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	12,018	2,081
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	24,261	4,213
		346,701
Commercial Mortgage-Backed Securities 2.6%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.54%, 05/25/30 (a)	12,216	11,625
Interest Only, Series 2020-X1-M15, REMIC, 1.56%, 09/25/31 (a)	33,413	2,080
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	73,337	3,702
Interest Only, Series 2022-IO-14, REMIC, 0.65%, 12/16/61 (a)	36,710	1,676
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (a)	54,023	4,066
Interest Only, REMIC, 0.82%, 02/16/63 (a)	52,706	3,248
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	64,537	3,256
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,612	598
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (a)	17,464	1,154
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	77,269	5,017
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	38,785	2,339
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	77,425	2,533
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,503	1,342
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (a)	39,932	2,666
Interest Only, Series 2024-AI-170, REMIC, 0.77%, 10/16/65 (a)	49,393	3,271
		48,573
Total Government And Agency Obligations (cost $1,105,881)		1,046,983
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 40.4%
1345 Trust 2025-AOA
Series 2025-A-AOA, REMIC, 5.90%, (1 Month Term SOFR + 1.60%), 06/15/27 (a)	1,260	1,264
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,363	2,413
Series 2024-B-1A, 6.90%, 05/16/31	957	954
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31	4,031	4,072
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.58%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (b) (c)	3,138	2,264
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.58%, (1 Month Term SOFR + 1.26%), 10/20/36 (a)	389	388
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	5,000	5,027
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 6.45%, 12/25/28 (a) (b) (c)	2,061	1,744
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,832
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,837
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,516
Allegro CLO V-S Ltd
Series 2024-A1-2A, 5.78%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,009
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,477	1,204
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 4.74%, 11/25/35 (a) (c)	12,598	7,705
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	947	929
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,865	2,642
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.68%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	2,586	2,447
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,887	4,913
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.96%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	3,031	283
Series 2007-1A6-5CB, REMIC, 5.04%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	3,031	1,220
Angel Oak Mortgage Trust 2025-7
Series 2025-A3-7, REMIC, 5.92%, 06/25/70 (a)	2,200	2,207
Series 2025-M1-7, REMIC, 6.35%, 06/25/70	3,800	3,819
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 5.72%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,006
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.76%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	1,536	1,536
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 5.78%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	1,707	1,707
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 6.05%, (1 Month Term SOFR + 1.75%), 06/15/27 (a)	1,270	1,273
AREIT 2024-CRE9 Ltd
Series 2024-A-CRE9, 6.00%, (1 Month Term SOFR + 1.69%), 01/17/29 (a) (b)	804	806
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (a)	2,710	2,704
Ares LIX CLO Ltd
Series 2021-B1-59A, 5.94%, (3 Month Term SOFR + 1.66%), 04/25/34 (a)	3,000	3,005
Bain Capital Credit Clo 2022-6, Limited
Series 2022-A1R-6A, 5.64%, (3 Month Term SOFR + 1.37%), 01/22/38 (a)	1,500	1,503
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.64%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	5,000	5,010
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,285	2,089
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	278
Bank5 2024-5YR10
Series 2024-B-5YR10, REMIC, 6.14%, 10/17/29	2,747	2,816
Battalion CLO XI Ltd.
Series 2017-BR-11A, 6.26%, (3 Month Term SOFR + 1.98%), 04/24/34 (a)	1,000	1,001
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.68%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,006
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.21%, 07/17/54 (a)	21,035	1,114
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.35%, 09/17/54 (a)	42,203	2,343
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.93%, 11/18/54 (a)	12,260	494
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.57%, 02/18/54 (a)	34,782	2,241
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,678

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 5.36%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (b)	1,599	1,566
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.89%, (1 Month Term SOFR + 1.65%), 06/19/29 (a)	2,600	2,604
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	118
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.41%, 05/16/53 (a)	83,981	879
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.74%, 09/17/53 (a)	34,232	1,596
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (a)	19,685	992
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	1,398
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,708
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,722
Benefit Street Partners Clo XXXVII Ltd
Series 2024-A-37A, 5.70%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	500	501
BFLD Trust 2025-EWEST
Series 2025-C-EWEST, 6.40%, 06/15/27 (a)	1,270	1,271
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 6.28%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,008
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,834	1,891
Bojangles Issuer LLC
Series 2024-A2-1A, 6.58%, 11/20/29	2,000	2,035
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,580	2,577
BRAVO Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,272
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (b)	11,667	11,745
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.82%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,030
Bridge Street CLO IV Ltd
Series 2024-A-1A, 5.87%, (3 Month Term SOFR + 1.60%), 04/20/37 (a)	1,000	1,003
Bridgecrest Lending Auto Securitization Trust 2025-2
Series 2025-C-2, 5.17%, 01/18/28	2,000	2,020
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 6.43%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	824	820
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.11%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	827	827
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.32%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	1,218	1,218
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	4,727	4,316
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,783	1,680
Carlyle US CLO 2017-2, Ltd.
Series 2017-AR2-2A, 5.76%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,508
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 3.49%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (b) (c)	1,930	1,894
Carval CLO IX-C Ltd.
Series 2024-A-1A, 5.95%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,004
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.73%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,011
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.66%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	3,000	3,007
CBAM 2017-2 Ltd
Series 2017-BR-2A, 6.39%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,501
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.27%, 11/15/27 (a)	243	223
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.69%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,004
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.56%, 05/10/58 (a)	58,118	387
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,297	2,265
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,927	880
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,122	817
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,445	6,442
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.20%, 02/12/49 (a)	18,075	38
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.64%, 04/16/49 (a)	12,834	139
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.68%, 07/25/47 (a)	1,163	980
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.61%, 02/25/62 (a)	678	647
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	2,000	2,016
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	953	844
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	696	648
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (b)	4,506	4,513
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68 (b)	3,176	3,199
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.50%, 10/15/46 (a)	2,174	11
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.84%, 10/13/48 (a)	14,952	14
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.57%, 02/12/48 (a)	1,923	—
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.68%, 02/12/26 (a)	1,340	1,306
Interest Only, Series 2016-XA-DC2, REMIC, 0.89%, 02/12/49 (a)	11,773	18
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 5.61%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	1,867
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	74
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	4,976	2,513

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,023	1,171
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	891
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.17%, 04/15/50 (a)	1,124	—
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	1,911	1,883
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.53%, 06/17/52 (a)	8,661	423
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,708
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	894	832
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,862
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a) (c)	7,203	6,411
CSMCM Trust
Series 2018-CERT-SP3, 4.58%, 09/25/58 (a)	13,779	11,766
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,956
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.36%, 05/12/49 (a)	19,858	53
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.20%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b) (c)	8,955	7,775
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-A2B-AB1, REMIC, 4.54%, 02/25/36 (a) (c)	2,695	2,481
Series 2006-1A3-AR1, REMIC, 4.66%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (b) (c)	6,862	6,465
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	471
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 5.92%, (3 Month Term SOFR + 1.66%), 01/15/31 (a)	1,000	1,000
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.88%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,015
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	2,316	2,317
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 1.83%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (b) (c)	4,846	2,601
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,499	972
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,065
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (b)	10,500	10,045
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,849
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.65%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	1,656	1,652
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	949	899
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,174	1,821
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,167	1,166
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	1,845	1,581
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.45%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	1,245	1,244
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 5.26%, (1 Month Term SOFR + 0.95%), 07/15/31 (a)	436	338
Series 2018-D-TWR, REMIC, 5.96%, (1 Month Term SOFR + 1.65%), 07/15/31 (a)	1,000	252
Series 2018-E-TWR, REMIC, 6.46%, (1 Month Term SOFR + 2.15%), 07/15/31 (a)	1,000	104
Series 2018-F-TWR, REMIC, 7.16%, (1 Month Term SOFR + 2.85%), 07/15/31 (a)	1,000	89
Series 2018-G-TWR, REMIC, 8.28%, (1 Month Term SOFR + 3.97%), 07/15/31 (a)	1,000	80
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 1.91%, 03/25/46 (a) (b) (c)	3,617	1,313
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.29%, 09/12/47 (a)	3,113	1
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 0.00%, 10/10/25 (a) (c)	782	479
Interest Only, Series 2015-XA-GC34, REMIC, 1.12%, 10/13/48 (a)	14,577	22
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,390
Interest Only, Series 2015-XA-GS1, REMIC, 0.69%, 11/13/48 (a)	25,743	51
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.18%, 10/13/49 (a)	22,467	180
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,188
Interest Only, Series 2017-C-2, REMIC, 1.07%, 08/12/50 (a)	31,869	472
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.34%, 03/10/28 (a)	2,000	1,680
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.01%, 02/12/52 (a)	37,027	1,117
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.61%, 02/14/53 (a)	45,484	1,020
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 3.54%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a) (c)	12,564	1,933
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 6.00%, (1 Month Term SOFR + 1.69%), 05/15/26 (a)	2,500	2,505
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 8.34%, (3 Month Term SOFR + 4.06%), 08/01/25 (a)	61	55
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 5.79%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,017
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,426	1,347
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,169	1,926
Series 2021-E-1, REMIC, 2.58%, 09/19/29	992	871
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,142	1,027
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (b)	3,617	3,632
Horizon Aircraft Finance III Limited
Series 2024-A-I, 5.38%, 09/15/31	2,406	2,393
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 3.20%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (b) (c)	1,773	1,159
Series 2007-A4-NC1, REMIC, 3.20%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (b) (c)	8,343	5,496

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
INCREF 2025-FL1 LLC
Series 2025-A-FL1, 6.05%, (1 Month Term SOFR + 1.73%), 10/22/42 (a)	2,530	2,539
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.46%, 09/25/36 (a)	514	485
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,273	3,286
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 3.77%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (b) (c)	3,899	1,926
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.99%, 12/07/26 (a)	2,666	414
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 4.02%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (b) (c)	4,013	3,743
Series 2006-A4-HE3, REMIC, 4.02%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (b) (c)	1,500	1,403
Series 2006-A5-HE3, REMIC, 4.02%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (b) (c)	3,879	3,629
Series 2006-A5-WMC4, REMIC, 2.05%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (b) (c)	19,511	9,657
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.64%, 03/26/37 (a)	807	889
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-C-C21, REMIC, 4.56%, 08/16/47 (a)	742	735
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.64%, 11/18/25 (a)	2,224	2,104
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,660
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.47%, 06/17/49 (a)	17,204	151
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,826
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.65%, 05/15/53 (a)	34,698	1,779
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 4.91%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	2,636	2,606
Katayma CLO I, Ltd.
Series 2023-A1-1A, 6.27%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	5,000	5,022
Series 2023-B-1A, 6.92%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	1,000	1,003
Katayma CLO II, Ltd.
Series 2024-A1-2A, 5.92%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,003
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.50%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	1,440	1,436
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (b)	7,701	7,417
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.60%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	845	842
Series 2021-B-FL1, 6.18%, (1 Month Term SOFR + 1.86%), 06/17/39 (a)	2,600	2,595
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	2,710	2,702
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.85%, 03/11/50 (a)	29,661	207
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	1,178	1,184
Magnetite XL, Limited
Series 2024-A1-40A, 5.71%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,006
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 5.74%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	1,000	1,000
Marble Point CLO XXV Ltd
Series 2022-A1R-2A, 6.20%, (3 Month Term SOFR + 1.93%), 10/20/36 (a)	2,000	2,004
Series 2022-BR-2A, 7.12%, (3 Month Term SOFR + 2.85%), 10/20/36 (a)	1,000	1,004
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,708	1,014
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.67%, 11/25/35 (a)	8,369	3,935
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,578	749
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.69%, 10/25/47 (a)	9,822	2,662
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.22%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (b) (c)	27,506	9,333
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 0.86%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (b) (c)	16,134	4,102
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.51%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	1,047	1,046
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.65%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	684	684
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.00%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,508
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.63%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,710	2,705
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	10,066	10,152
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/47	788	752
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.14%, 01/15/49 (a)	17,280	19
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.28%, 09/17/49 (a)	14,892	163
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.25%, 10/19/26 (a)	2,360	2,074
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,595
Interest Only, Series 2019-XA-L3, REMIC, 0.60%, 11/18/52 (a)	65,970	1,513
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	2,565	2,481
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.44%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b) (c)	17,013	6,103
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,082	373

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 1.35%, 04/25/37 (a) (c)	926	487
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,293	1,131
MP CLO VIII Ltd
Series 2015-ARR-2A, 5.74%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,502
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/36	1,018	632
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.67%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	426	426
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 12/16/38	4,415	3,722
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,492	1,510
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,629
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	1,814	1,871
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.93%, 02/25/36 (a)	397	275
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.03%, 07/26/41 (a)	5,277	4,552
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	7,268
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (b)	3,406	3,388
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (b)	3,368	3,370
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (b)	3,010	3,016
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.61%, (3 Month Term SOFR + 1.34%), 11/26/37 (a)	1,000	1,001
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 7.43%, (1 Month Term SOFR + 3.11%), 03/25/26 (a) (d)	2,000	2,011
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	4,217	3,996
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (b)	13,387	13,337
PRET 2024-NPL9, LLC
Series 2024-A1-NPL9, 5.85%, 12/25/27 (b)	7,513	7,625
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (b)	2,175	2,169
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	8,338
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,435
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,943
PRPM 2024-4, LLC
Series 2024-A1-4, REMIC, 6.41%, 08/25/27 (b)	3,316	3,316
PRPM 2024-6, LLC.
Series 2024-A1-6, REMIC, 5.70%, 11/25/27 (b)	9,276	9,283
PRPM 2024-7 LLC
Series 2024-A1-7, 5.87%, 11/25/27 (b)	2,026	2,035
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,272	1,011
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,276	1,043
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.94%, 08/25/35 (a)	2,744	2,361
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,309	1,252
Interest Only, Series 2007-1A6-B, REMIC, 1.62%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,309	243
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,235	2,129
Research-Driven Pagaya Motor Trust 2025-3
Series 2025-A2-3A, 5.15%, 06/25/27	2,800	2,815
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.21%, 01/25/36 (a)	3,883	2,855
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,030	3,441
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,209
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	5,033	1,839
Series 2007-1A2-A3, REMIC, 12.39%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	656	759
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,904	565
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,332	7,265
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	145	128
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	923	763
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	473	356
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	591	483
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	3,858	3,195
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,376	1,401
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.88%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,007
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,089	4,852
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 1.02%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (b) (c)	15,603	5,106
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 5.93%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	1,330	1,321
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	5,067	4,928
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	2,180	1,826
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	291	289
SoFi Consumer Loan Program 2025-2 Trust
Series 2025-C-2, 5.22%, 06/25/34	5,000	5,034
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,574
Sound Point CLO 38, Ltd.
Series 2024-A1-38A, 5.92%, (3 Month Term SOFR + 1.60%), 02/20/37 (a)	1,500	1,504
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.68%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (d)	1,426	1,426
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 6.33%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	851
Sound Point Clo XXI Ltd
Series 2018-A1AR-3A, 5.58%, (3 Month Term SOFR + 1.30%), 10/27/31 (a)	1,955	1,956

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Sound Point CLO XXIII
Series 2019-AR-2A, 5.69%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,001
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.61%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	1,000	1,002
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.82%, 04/25/37 (a)	365	175
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,765
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 5.70%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (d)	508	509
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 5.73%, 11/25/35 (a)	2,538	2,091
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 2.43%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (b) (c)	4,495	2,768
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 0.96%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (b) (c)	20,500	7,483
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 2.52%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (b) (c)	4,602	2,705
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,851	2,453
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.64%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	2,338	2,329
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	1,477	1,351
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	3,283	2,706
Switch ABS Issuer, LLC
Series 2024-A2-2A, 5.44%, 06/25/54	2,500	2,522
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,912	4,680
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,351
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	2,450	2,345
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (d)	2,279	2,265
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.63%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (b)	1,264	1,261
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.95%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	2,519	2,518
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.46%, 06/17/50 (a)	12,845	250
Upgrade Master Pass-Thru Trust Series 2025-ST1
Series 2025-A-ST1, 5.44%, 02/15/29	917	918
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	2,888	2,861
Upstart Securitization Trust 2024-1
Series 2024-A-1, 5.33%, 11/20/34	1,850	1,853
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,377	1,394
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	481	478
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (b)	2,712	2,712
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 5.78%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	347	347
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,332
VOLT CV LLC
Series 2021-A1-CF2, 5.49%, 11/27/51 (a) (b)	568	567
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (b)	180	180
VOLT XCVI, LLC
Series 2021-A1-NPL5, 6.12%, 03/27/51 (a) (b)	274	274
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (b)	244	244
Warwick Capital CLO 3 Ltd
Series 2024-A1-3A, 5.92%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,003
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.67%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	3,008
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.47%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b) (c)	51	17
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 1.08%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (b) (c)	13,301	4,409
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	870	695
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,554	1,241
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 1.17%, 09/25/36 (a) (b) (c)	16,601	4,494
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	806	796
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	257	256
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.70%, 01/16/26 (a)	1,577	1,550
Series 2016-C-LC24, REMIC, 4.43%, 09/17/26 (a)	2,000	1,798
Interest Only, Series 2016-XA-C33, REMIC, 1.54%, 03/17/59 (a)	9,532	45
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	970	858
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	910	780
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	324	269
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.63%, 11/18/25 (a)	1,850	1,808
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 04/15/50 (a)	1,191	1,147
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.68%, 11/18/25 (a)	2,031	1,956
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.84%, 12/17/48 (a)	12,892	35
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.07%, 09/16/50 (a)	64,168	1,007
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.37%, 01/16/60 (a)	14,764	264
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.83%, 12/17/52 (a)	33,858	1,055
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.27%, 02/18/53 (a)	55,968	2,547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.26%, 06/17/53 (a)	47,881	2,320
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	493	459
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (d)	1,148	1,131
Total Non-U.S. Government Agency Asset-Backed Securities (cost $869,761)		760,291
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	51,254	51,254
Total Short Term Investments (cost $51,254)		51,254
Total Investments 98.8% (cost $2,026,896)		1,858,528
Other Derivative Instruments 0.1%		1,903
Other Assets and Liabilities, Net 1.1%		20,336
Total Net Assets 100.0%		1,880,767

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(c) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $7,342 and 0.4% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	9,530	319,931	278,207	506	—	—	51,254	2.7

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	4,050	October 2025	839,060	222	3,435
United States 5 Year Note	575	October 2025	61,870	76	805
United States Long Bond	1,420	September 2025	156,173	1,420	7,793
United States Ultra Bond	325	September 2025	36,932	437	1,783
				2,155	13,816
Short Contracts
United States 10 Year Ultra Bond	(520)	September 2025	(57,743)	(252)	(1,675)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,046,983	—	1,046,983
Non-U.S. Government Agency Asset-Backed Securities	—	760,291	—	760,291
Short Term Investments	51,254	—	—	51,254
	51,254	1,807,274	—	1,858,528
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	13,816	—	—	13,816
	13,816	—	—	13,816
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,675)	—	—	(1,675)
	(1,675)	—	—	(1,675)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Dreyfus Government Money Market Fund
REPURCHASE AGREEMENTS 58.9%
Repurchase Agreements (a)		1,499,000
Total Repurchase Agreements (cost $1,499,000)		1,499,000
GOVERNMENT AND AGENCY OBLIGATIONS 43.2%
U.S. Treasury Bill 16.6%
Treasury, United States Department of
4.19%, 07/03/25 (b)	26,000	25,994
4.01%, 10/09/25 (b)	30,700	30,358
4.12%, 10/16/25 (b)	18,300	18,079
4.11%, 10/23/25 - 02/19/26 (b)	32,700	32,030
4.25%, 10/28/25 (b)	15,000	14,792
4.16%, 10/30/25 (b)	14,000	13,807
4.15%, 11/06/25 (b)	26,700	26,312
4.17%, 11/13/25 (b)	35,600	35,052
4.20%, 11/20/25 (b)	10,600	10,427
4.23%, 11/28/25 (b)	48,000	47,165
4.21%, 12/04/25 (b)	25,600	25,140
4.21%, 12/11/25 (b)	18,900	18,545
4.21%, 12/18/25 (b)	13,800	13,529
4.13%, 12/26/25 (b)	33,500	32,826
4.17%, 01/02/26 (b)	13,000	12,728
4.08%, 01/22/26 (b)	32,500	31,755
4.00%, 03/19/26 (b)	15,900	15,445
3.98%, 05/14/26 (b)	19,800	19,115
		423,099
U.S. Government Agency Obligations 14.1%
Council of Federal Home Loan Banks
4.40%, (SOFR + 0.01%), 10/02/25 (c) (d)	14,600	14,600
4.39%, (SOFR + 0.00%), 12/18/25 (c) (d)	25,500	25,500
0.00%, (SOFR + 0.00%), 01/05/26 (c) (d)	25,000	25,000
4.25%, 05/22/26 (d)	14,900	14,900
4.21%, 05/28/26 (d)	14,500	14,500
4.16%, 06/09/26 (d)	14,100	14,100
Federal Farm Credit Banks Funding Corporation
4.44%, (SOFR + 0.06%), 12/02/25 (c) (d)	6,100	6,100
4.53%, (SOFR + 0.14%), 11/04/26 - 12/02/26 (c) (d)	10,800	10,800
4.52%, (SOFR + 0.14%), 11/23/26 - 01/08/27 (c) (d)	17,000	17,000
Federal Home Loan Bank of New York
4.40%, (SOFR + 0.01%), 07/28/25 (c) (d)	11,000	11,000
4.42%, 02/09/26 (d)	18,000	18,000
4.44%, 02/09/26 (d)	14,000	14,000
4.52%, (SOFR + 0.14%), 12/17/26 (c) (d)	10,000	10,000
Federal Home Loan Bank of Topeka
4.41%, (SOFR + 0.02%), 10/17/25 (c) (d)	28,000	28,000
4.39%, (SOFR + 0.00%), 12/11/25 - 12/17/25 (c) (d)	59,000	59,000
4.40%, 03/13/26 (d)	13,300	13,300
4.33%, 04/15/26 (d)	15,000	15,000
4.35%, 04/17/26 (d)	7,400	7,400
4.25%, 04/20/26 (d)	14,700	14,700
Federal Home Loan Mortgage Corporation
4.50%, (SOFR + 0.11%), 05/07/26 (c) (d)	2,400	2,400
4.53%, (SOFR + 0.14%), 10/29/26 (c) (d)	3,300	3,300
Federal National Mortgage Association, Inc.
4.53%, (SOFR + 0.14%), 10/23/26 - 12/11/26 (c) (d)	19,000	19,000
		357,600
U.S. Treasury Note 7.4%
Treasury, United States Department of
0.25%, 10/31/25	5,600	5,524
4.41%, (3 Month Treasury + 0.17%), 10/31/25 (c)	26,000	26,010
5.00%, 10/31/25	3,900	3,908
2.88%, 11/30/25	3,100	3,081
4.88%, 11/30/25 - 05/31/26	8,500	8,533
1.63%, 02/15/26	3,500	3,443
0.50%, 02/28/26	5,300	5,170
4.63%, 02/28/26 - 06/30/26	23,200	23,263
4.50%, 03/31/26	4,000	4,011
4.44%, (3 Month Treasury + 0.20%), 10/31/26 (c)	40,300	40,325
4.34%, (3 Month Treasury + 0.10%), 01/31/27 (c)	48,300	48,299
4.40%, (3 Month Treasury + 0.16%), 04/30/27 (c)	15,400	15,400
		186,967
Discount Notes 5.1%
FHLBanks Office of Finance
4.27%, 07/08/25 (b) (d)	8,000	7,994
4.27%, 07/09/25 (b) (d)	8,000	7,993
4.27%, 07/11/25 (b) (d)	23,600	23,572
4.29%, 07/18/25 (b) (d)	7,600	7,585
4.27%, 07/23/25 (b) (d)	11,000	10,972
4.24%, 08/27/25 (b) (d)	3,000	2,980
4.29%, 09/05/25 (b) (d)	35,800	35,522
4.29%, 10/17/25 (b) (d)	20,000	19,746
4.20%, 11/05/25 (b) (d)	6,900	6,799
4.19%, 11/13/25 (b) (d)	6,900	6,793
		129,956
Total Government And Agency Obligations (cost $1,097,622)		1,097,622
Total Investments 102.1% (cost $2,596,622)		2,596,622
Other Assets and Liabilities, Net (2.1)%		(52,651)
Total Net Assets 100.0%		2,543,971

(a) For repurchase agreements held at June 30, 2025, see Repurchase Agreements in the Schedules of Investments.

(b) The coupon rate represents the yield to maturity.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.00%-4.75%, due 07/31/25-11/15/53	104,128	102,012	4.38	06/30/25	07/01/25	100,012	100,000	100,000
CIB	Federal National Mortgage Association, Inc., 2.50%-7.00%, due 11/01/29-07/01/55	54,325	53,032
	Federal Home Loan Mortgage Corporation, 2.00%-6.50%, due 05/15/34-07/01/54	33,661	24,125
	Treasury, United States Department of, 0.38%-4.38%, due 12/31/25-08/15/51	20,455	19,595
	Government National Mortgage Association, 2.50%-7.00%, due 11/20/44-03/20/65	5,136	5,248
		113,577	102,000	4.39	06/30/25	07/01/25	100,012	100,000	100,000
CTC	Treasury, United States Department of, 0.38%-4.63%, due 01/31/26-11/15/34	355,893	357,000	4.38	06/30/25	07/01/25	350,043	350,000	350,000
DWA	Government National Mortgage Association, 2.00%-5.50%, due 07/20/48-03/20/55	42,792	30,628

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal National Mortgage Association, Inc., 2.00%-6.00%, due 12/01/27-05/25/55	7,320	7,220
	Federal Home Loan Mortgage Corporation, 2.00%-6.00%, due 02/01/51-05/01/55	34,613	32,239
	Federal Home Loan Bank, 4.54%, due 07/16/26	7,285	7,353
		92,010	77,440	4.38	06/30/25	07/01/25	75,009	75,000	75,000
FICC	Treasury, United States Department of, 4.25%, due 11/30/26	504,698	509,040	4.37	06/30/25	07/01/25	499,072	499,000	499,000
RBC	Treasury, United States Department of, 0.00%-5.38%, due 08/14/25-02/15/55	155,494	150,438
	Government National Mortgage Association, 0.00%-6.50%, due 12/20/35-08/20/63	9,797,011	168,017
	Federal Home Loan Mortgage Corporation, 0.00%-5.00%, due 07/25/50-01/25/61	621,170	77,696
		10,573,675	396,151	4.41	06/30/25	07/01/25	375,046	375,000	375,000
									1,499,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Dreyfus Government Money Market Fund
Assets - Securities
Repurchase Agreements	—	1,499,000	—	1,499,000
Government And Agency Obligations	—	1,097,622	—	1,097,622
	—	2,596,622	—	2,596,622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 57.8%
Mortgage-Backed Securities 22.1%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	12,026	10,721
2.50%, 08/01/32 - 02/01/52	16,137	14,063
3.50%, 04/01/33 - 03/01/52	6,209	5,709
1.50%, 07/01/35 - 02/01/51	3,954	3,316
2.00%, 07/01/35 - 08/01/52	24,791	20,388
4.00%, 05/01/38 - 02/01/53	3,562	3,388
6.00%, 07/01/39 - 03/01/55	5,311	5,463
5.00%, 05/01/52 - 08/01/53	2,787	2,766
5.50%, 09/01/52 - 05/01/55	6,270	6,323
5.00%, 12/01/52 (a)	973	965
6.50%, 09/01/53 - 03/01/55	4,759	4,982
6.50%, 01/01/54 (a)	805	841
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	32,740	26,792
3.00%, 02/01/31 - 04/01/52	15,786	13,955
3.50%, 08/01/34 - 07/01/52	8,480	7,937
2.50%, 05/01/35 - 01/01/52	26,372	22,686
1.50%, 11/01/35 - 02/01/51	2,681	2,218
4.00%, 06/01/38 - 09/01/52	7,037	6,655
4.50%, 03/01/39 - 08/01/39	644	640
4.50%, 08/01/49 (a)	1,467	1,422
TBA, 2.50%, 05/01/51 - 08/15/55 (b)	3,662	3,049
3.50%, 11/01/51 (a)	2,795	2,537
5.00%, 09/01/52 - 06/01/53	3,960	3,926
5.50%, 09/01/52 - 10/01/54	8,813	8,889
6.00%, 09/01/52 - 05/01/55	12,104	12,377
6.50%, 05/01/53 - 03/01/55	3,792	3,946
6.00%, 06/01/53 (a)	534	549
TBA, 2.00%, 07/15/55 - 08/15/55 (b)	20,800	16,462
TBA, 3.50%, 07/15/55 - 08/15/55 (b)	1,950	1,755
TBA, 4.50%, 07/15/55 (b)	4,275	4,088
TBA, 6.00%, 07/15/55 - 08/15/55 (b)	5,225	5,306
TBA, 6.50%, 08/15/55 (b)	1,700	1,752
Government National Mortgage Association
4.00%, 02/20/41 - 10/20/52	2,477	2,354
3.50%, 09/20/45 - 10/20/52	6,573	6,027
5.00%, 04/20/48 - 06/20/55	5,641	5,549
3.00%, 12/20/49 - 05/20/52	7,675	6,788
2.00%, 09/20/50 - 03/20/52	12,409	10,120
2.50%, 06/20/51 - 01/20/52	9,310	7,866
4.50%, 03/20/53 - 03/20/55	6,105	5,866
5.50%, 12/20/54	395	396
6.00%, 12/20/54 - 01/20/55	1,374	1,395
6.50%, 05/20/55 (b)	1,150	1,182
TBA, 2.00%, 07/15/55 (b)	10,250	8,351
TBA, 2.50%, 07/15/55 - 08/15/55 (b)	8,150	6,927
TBA, 3.00%, 07/15/55 (b)	6,050	5,346
TBA, 5.50%, 07/15/55 (b)	9,300	9,309
TBA, 6.00%, 07/15/55 - 08/15/55 (b)	18,800	19,045
TBA, 3.50%, 08/15/55 (b)	375	339
		322,726
U.S. Treasury Note 20.0%
Treasury, United States Department of
4.00%, 02/29/28 - 02/15/34	8,660	8,711
3.75%, 04/15/28 - 08/31/31	37,823	37,521
3.63%, 03/31/30 - 09/30/31	10,664	10,489
4.63%, 09/30/30 - 02/15/35	399	412
4.25%, 02/28/31 - 05/15/35	64,100	64,732
4.13%, 11/30/31 - 11/15/32	60,415	60,966
2.75%, 08/15/32	11,078	10,219
3.50%, 02/15/33 (a)	95,540	92,114
3.88%, 08/15/34	6,500	6,348
		291,512
U.S. Treasury Bond 11.6%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	27,169
1.75%, 08/15/41	7,868	5,220
2.00%, 11/15/41	7,500	5,154
3.25%, 05/15/42	6,600	5,457
4.38%, 08/15/43	9,550	9,104
4.63%, 11/15/44	5,090	4,983
4.75%, 02/15/45 - 05/15/55	13,844	13,766
1.88%, 11/15/51	15,598	8,676
2.25%, 02/15/52	36,390	22,233
2.88%, 05/15/52	10,630	7,483
3.63%, 02/15/53 (a)	13,522	11,038
4.13%, 08/15/53	15,441	13,793
4.25%, 02/15/54 - 08/15/54	30,007	27,385
4.50%, 11/15/54	7,800	7,436
		168,897
Collateralized Mortgage Obligations 2.1%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	344	325
Series VA-5083, REMIC, 1.00%, 08/15/38	180	170
Series CL-5092, REMIC, 3.00%, 04/25/41	837	765
Series AB-5210, REMIC, 3.00%, 01/25/42	219	205
Series AC-4661, REMIC, 4.00%, 04/15/43	3	3
Series CD-5266, REMIC, 4.50%, 10/25/44	391	389
Series BA-5000, REMIC, 2.00%, 04/25/45	404	367
Series LA-4646, REMIC, 4.00%, 09/15/45	30	30
Series KB-4692, REMIC, 4.00%, 10/15/46	116	114
Series TA-5210, REMIC, 3.50%, 11/25/46	190	180
Series PA-4746, REMIC, 4.00%, 02/15/47	56	55
Series KA-5180, REMIC, 2.50%, 10/25/47	168	150
Series LB-5202, REMIC, 2.50%, 10/25/47	167	149
Series GC-5159, REMIC, 2.00%, 11/25/47	134	117
Series BA-5190, REMIC, 2.50%, 11/25/47	205	183
Series BA-5198, REMIC, 2.50%, 11/25/47	303	272
Series DA-5197, REMIC, 2.50%, 11/25/47	155	139
Series A-5248, REMIC, 4.00%, 04/15/48	391	387
Series P-5236, REMIC, 5.00%, 04/25/48	144	145
Series M-5164, REMIC, 2.50%, 07/25/48	136	120
Series EA-5159, REMIC, 2.50%, 08/25/48	133	117
Series A-5182, REMIC, 2.50%, 10/25/48	1,123	993
Series AG-5202, REMIC, 3.00%, 01/25/49	124	113
Series TP-5178, REMIC, 2.50%, 04/25/49	293	256
Series BA-5169, REMIC, 2.50%, 05/25/49	585	510
Series CA-5190, REMIC, 2.50%, 05/25/49	171	149
Series TP-5189, REMIC, 2.50%, 05/25/49	204	178
Series A-5197, REMIC, 2.50%, 06/25/49	171	149
Series TP-5169, REMIC, 2.50%, 06/25/49	135	117
Series CA-5191, REMIC, 2.50%, 04/25/50	198	169
Series CB-5175, REMIC, 2.50%, 04/25/50	845	735
Series UA-5202, REMIC, 3.00%, 04/25/50	188	168
Series BE-5058, REMIC, 3.00%, 11/25/50	306	261
Series PK-5220, REMIC, 3.50%, 01/25/51	239	227
Series CG-5214, REMIC, 3.50%, 04/25/52	164	156
Series FA-5330, REMIC, 5.36%, (SOFR 30-Day Average + 1.05%), 08/25/53 (d)	397	396
Series FK-5425, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 06/25/54 (d)	286	286
Series FD-5459, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 10/25/54 (d)	530	528
Series FV-5500, REMIC, 5.56%, (SOFR 30-Day Average + 1.25%), 10/25/54 (d)	341	341
Series FB-5509, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 02/25/55 (d)	291	291
Series WF-5499, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 02/25/55 (d)	187	186
Series CF-5529, REMIC, 5.36%, (SOFR 30-Day Average + 1.05%), 04/25/55 (d)	328	327
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	401	371
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	750	631
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	374	368
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,310	2,198
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	412	370
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	125	118
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	284	266
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	1,821	1,769
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	308	291
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	244	240

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,478	1,295
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	519	460
Series 2022-E-7, REMIC, 2.50%, 11/25/47	636	571
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	168	140
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	178	148
Series 2022-D-3, REMIC, 2.00%, 02/25/48	645	571
Series 2022-A-7, REMIC, 3.00%, 05/25/48	387	355
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	197	181
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	234	215
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	273	251
Series 2022-E-30, REMIC, 4.50%, 07/25/48	301	295
Series 2021-L-85, REMIC, 2.50%, 08/25/48	145	128
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	438	387
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	94	91
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	667	582
Series 2022-B-4, REMIC, 2.50%, 05/25/49	169	148
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	664	579
Series 2022-B-11, REMIC, 3.00%, 06/25/49	206	191
Series 2021-A-68, REMIC, 2.00%, 07/25/49	284	226
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	219	188
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	232	201
Series 2022-A-28, REMIC, 2.50%, 02/25/52	541	512
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	67	61
Series 2023-FD-54, REMIC, 5.76%, (SOFR 30-Day Average + 1.45%), 11/25/53 (d)	549	553
Series 2024-FB-41, REMIC, 5.84%, (SOFR 30-Day Average + 1.53%), 07/25/54 (d)	179	180
Series 2025-FC-33, REMIC, 5.91%, (SOFR 30-Day Average + 1.60%), 08/25/54 (d)	1,063	1,068
Series 2025-FH-4, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 09/25/54 (d)	220	220
Series 2025-DF-7, REMIC, 5.71%, (SOFR 30-Day Average + 1.40%), 09/25/54 (d)	362	362
Series 2024-FG-93, REMIC, 5.41%, (SOFR 30-Day Average + 1.10%), 12/25/54 (d)	736	734
Series 2024-FD-90, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 12/25/54 (d)	918	917
Series 2025-FE-7, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 02/25/55 (d)	196	196
Series 2025-FB-7, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 02/25/55 (d)	471	470
Series 2025-AF-7, REMIC, 5.71%, (SOFR 30-Day Average + 1.40%), 02/25/55 (d)	360	360
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	214	190
Series 2019-F-11, REMIC, 4.83%, (1 Month Term SOFR + 0.51%), 01/20/49 (d)	133	133
Series 2019-NF-23, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 02/20/49 (d)	78	77
Series 2019-FB-153, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 12/20/49 (d)	370	363
		31,139
Sovereign 1.9%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	480	325
3.88%, 04/16/50 (e)	145	112
3.00%, 09/15/51 (e)	105	68
5.50%, 04/30/54 (e)	200	199
Angola, Government of
9.50%, 11/12/25 (e)	190	191
8.25%, 05/09/28 (e)	125	118
8.75%, 04/14/32 (e)	135	119
9.38%, 05/08/48 (e)	50	40
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (e)	200	202
6.25%, 07/09/54 (e)	200	198
Bermuda, Government of
3.72%, 01/25/27 (e)	215	210
3.38%, 08/20/50 (e)	60	39
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/36 (e) (f)	511	274
0.00%, 02/01/30 - 02/01/36 (e) (f)	353	155
0.00%, 08/01/41 (c) (d) (e) (g) (h)	75	53
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	122
3.00%, 01/15/34	90	76
3.30%, 03/11/41	85	63
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	247
7.38%, 04/25/30	200	207
3.13%, 04/15/31	115	95
8.00%, 04/20/33 - 11/14/35	405	411
7.50%, 02/02/34	50	50
7.38%, 09/18/37 (i)	30	29
6.13%, 01/18/41	10	8
5.00%, 06/15/45	225	152
5.20%, 05/15/49	150	101
4.13%, 05/15/51	50	29
8.75%, 11/14/53	635	630
Dubai, Government of
5.25%, 01/30/43 (j)	200	187
Gabon, Government of
6.63%, 02/06/31 (e)	105	83
7.00%, 11/24/31 (e)	80	63
Ghana, Government of
0.00%, 07/03/26 - 01/03/30 (c) (e)	14	13
5.00%, 07/03/29 - 07/03/35 (e) (f)	142	120
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	5	4
7.30%, 11/13/54 (e)	200	207
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	10
5.38%, 04/24/32 (e)	125	123
6.60%, 06/13/36 (e)	20	20
6.13%, 06/01/50 (e)	75	68
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (e) (f)	309	269
5.50%, 07/31/35 (e) (f)	195	141
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (e)	200	170
6.00%, 02/09/36 (e)	200	203
5.40%, 03/30/50 (e)	30	26
6.65%, 03/04/55 (e)	200	200
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	74
5.10%, 06/18/50	150	138
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	69
3.25%, 04/16/30	135	125
2.66%, 05/24/31	100	87
3.50%, 02/12/34	125	106
6.35%, 02/09/35	200	205
6.00%, 05/07/36	200	198
6.88%, 05/13/37	200	209
6.05%, 01/11/40	145	138
7.38%, 05/13/55	200	207
3.77%, 05/24/61	180	106
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (e)	200	205
Government of Saudi Arabia
3.25%, 10/22/30 (e)	385	361
2.25%, 02/02/33 (e)	200	167
4.50%, 10/26/46 (e)	125	103
4.63%, 10/04/47 (e)	110	91
3.75%, 01/21/55 (e)	100	68
4.50%, 04/22/60 (e)	300	233
3.45%, 02/02/61 (e)	250	154
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	189
Government of the Republic of Panama
7.88%, 03/01/57	200	204
3.87%, 07/23/60	225	128
Government of the Republic of Serbia
6.50%, 09/26/33 (e)	75	79
6.00%, 06/12/34 (e)	125	126
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (f)	12	11
0.50%, 12/31/53 (e) (f)	169	114

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Government of the Sultanate of Oman
5.63%, 01/17/28 (e)	370	378
6.00%, 08/01/29 (e)	50	52
6.25%, 01/25/31 (e)	200	213
6.50%, 03/08/47 (e)	25	25
6.75%, 01/17/48 (e)	125	129
7.00%, 01/25/51 (e)	25	26
Israel, State of
5.75%, 03/12/54	200	185
Jamaica, The Government of
7.88%, 07/28/45	35	41
Kenya, Government of
9.75%, 02/16/31 (e)	200	202
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	41
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	204
Ministerio De Gobierno
6.99%, 06/01/27 (e) (f)	102	101
Ministerul Finantelor Publice
3.63%, 03/27/32 (e)	98	84
7.13%, 01/17/33 (e)	110	114
7.50%, 02/10/37 (e)	136	141
4.00%, 02/14/51 (e)	85	53
Ministry of Defence State of Israel
3.38%, 01/15/50	135	87
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (e)	220	196
4.82%, 03/14/49 (e)	275	246
4.40%, 04/16/50 (e)	285	241
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/29 (g) (h) (j)	315	59
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	211
Nigeria, Federal Government of
7.63%, 11/21/25 (e)	125	126
6.50%, 11/28/27 (e)	10	10
6.13%, 09/28/28 (e)	305	290
7.14%, 02/23/30 (e)	90	85
7.88%, 02/16/32 (e)	105	99
7.70%, 02/23/38 (e)	60	52
Pakistan, Government of
6.00%, 04/08/26 (e)	145	143
6.88%, 12/05/27 (e)	95	90
7.38%, 04/08/31 (e)	160	142
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	208
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (e)	200	182
8.08%, 04/01/36 (e)	200	193
Presidencia da Republica
3.88%, 06/12/30	170	161
8.25%, 01/20/34	225	257
7.13%, 01/20/37	115	123
Presidencia De La Nacion
1.00%, 07/09/29	138	116
0.75%, 07/09/30 (f)	1,209	967
4.13%, 07/09/35 (f)	997	675
5.00%, 01/09/38 (f)	484	348
3.50%, 07/09/41 (f)	245	154
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	73
2.45%, 01/31/31	285	255
4.00%, 01/31/52	200	154
5.33%, 01/05/54	200	188
3.10%, 01/22/61	160	97
Presidencia de la Republica de El Salvador
0.25%, 04/17/30 (e)	150	3
9.25%, 04/17/30 (e)	150	159
7.65%, 06/15/35 (e)	55	53
7.63%, 02/01/41 (e)	20	18
7.12%, 01/20/50 (e)	40	33
9.65%, 11/21/54 (e)	150	155
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	240	243
6.00%, 07/19/28 (e)	75	76
7.05%, 02/03/31 (e)	300	315
6.60%, 06/01/36 (e)	150	152
5.30%, 01/21/41 (e)	95	82
6.85%, 01/27/45 (e)	80	80
7.15%, 02/24/55 (e)	150	150
Republic of Indonesia, The Government of, The
4.10%, 04/24/28	105	105
8.50%, 10/12/35 (e)	165	209
6.63%, 02/17/37 (e)	30	33
7.75%, 01/17/38 (e)	160	194
5.25%, 01/17/42 (e)	45	44
6.75%, 01/15/44 (e)	70	78
5.13%, 01/15/45 (e)	85	81
5.95%, 01/08/46 (e)	220	228
4.35%, 01/11/48	90	75
3.50%, 02/14/50	60	43
4.20%, 10/15/50	1,515	1,222
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (g) (h)	580	115
Sandor-Palota
2.13%, 09/22/31 (e)	200	166
5.50%, 06/16/34 (e)	155	152
3.13%, 09/21/51 (e)	75	44
6.75%, 09/25/52 (e)	35	36
Senegal, Government of
6.25%, 05/23/33 (e)	115	76
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	108
5.88%, 04/20/32	60	59
7.10%, 11/19/36 (e)	200	198
5.00%, 10/12/46	85	59
5.65%, 09/27/47	75	57
5.75%, 09/30/49	140	105
The Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	239
7.63%, 05/29/32 (e)	90	83
7.90%, 02/21/48 (e)	15	12
8.70%, 03/01/49 (e)	310	253
7.50%, 02/16/61 (e)	185	134
The Democratic Socialist Republic of Sri Lanka
4.00%, 04/15/28 (e)	40	37
3.10%, 01/15/30 (e) (f)	55	49
3.35%, 03/15/33 (e) (f)	154	123
3.60%, 06/15/35 - 05/15/36 (e) (f)	61	46
3.60%, 02/15/38 (e) (f) (i)	74	60
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	56
6.75%, 03/12/35 (e)	200	194
The Hashemite Kingdom of Jordan, The Government of
7.38%, 10/10/47 (e)	60	53
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	195
The Philippines, Government of
2.95%, 05/05/45	35	24
2.65%, 12/10/45	70	45
5.95%, 10/13/47	200	207
5.50%, 01/17/48	200	195
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	102
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	85	75
Turkiye Cumhuriyeti Basbakanlik
4.25%, 04/14/26	175	173
4.88%, 10/09/26 - 04/16/43	380	327
6.00%, 03/25/27 - 01/14/41	215	183
9.88%, 01/15/28	145	158
9.38%, 03/14/29 - 01/19/33	580	648
9.13%, 07/13/30	90	100
5.88%, 06/26/31	85	81
7.63%, 05/15/34	200	205
6.63%, 02/17/45	30	25

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
5.75%, 05/11/47	75	56
Turkiye Ihracat Kredi Bankasi Anonim Sirketi
6.88%, 07/03/28 (e)	200	200
Urzad Rady Ministrow
5.75%, 11/16/32	90	95
5.50%, 04/04/53	45	42
Vlada Crne Gore
7.25%, 03/12/31 (e)	200	207
		28,230
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
2.38%, 02/15/55 (k)	1,128	1,091
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	14	14
Series A2-K072, REMIC, 3.44%, 12/25/27	300	296
Series A2-K074, REMIC, 3.60%, 01/25/28	400	394
		704
Total Government And Agency Obligations (cost $896,544)		844,299
CORPORATE BONDS AND NOTES 26.9%
Financials 11.9%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (e)	200	208
5.25%, 10/02/54 (e)	200	185
Acrisure, LLC
8.25%, 02/01/29 (e)	45	47
4.25%, 02/15/29 (e)	40	38
8.50%, 06/15/29 (e)	45	47
6.00%, 08/01/29 (e)	40	39
7.50%, 11/06/30 (e)	45	46
6.75%, 07/01/32 (e)	50	51
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25 - 01/31/56	657	657
2.45%, 10/29/26	561	547
6.45%, 04/15/27	867	896
3.00%, 10/29/28	588	560
5.10%, 01/19/29	1,651	1,680
3.30%, 01/30/32	629	569
AIA Group Limited
3.20%, 09/16/40 (e)	538	416
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	94	96
6.50%, 10/01/31 (e)	20	20
7.38%, 10/01/32 (e)	70	72
Alliant Holdings LP
10.00%, 12/31/99 (l)	47	47
Ally Financial Inc.
4.70%, (100, 05/15/28) (m)	383	367
5.75%, 11/20/25	670	672
7.10%, 11/15/27	1,430	1,507
5.74%, 05/15/29	229	233
5.54%, 01/17/31	200	203
8.00%, 11/01/31	1,114	1,269
6.70%, 02/14/33	30	31
6.65%, 01/17/40	78	77
AmWINS Group, Inc.
6.38%, 02/15/29 (e)	50	51
4.88%, 06/30/29 (e)	50	49
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (e)	165	169
Ares Strategic Income Fund
5.70%, 03/15/28	1,335	1,345
5.45%, 09/09/28 (e)	732	732
5.80%, 09/09/30 (e)	592	594
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,153
5.58%, 01/09/29 (e)	952	978
Avolon Holdings Funding Limited
4.38%, 05/01/26 (e)	2,900	2,889
6.38%, 05/04/28 (e)	134	140
5.15%, 01/15/30 (e)	93	94
5.38%, 05/30/30 (e)	503	513
Azorra Finance Limited
7.75%, 04/15/30 (e)	60	62
7.25%, 01/15/31 (e)	70	71
Banco de Credito del Peru
5.80%, 03/10/35 (e)	115	114
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (e) (m)	200	210
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (d) (e) (m)	195	197
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (e) (m)	200	201
Bank of America Corporation
4.18%, 11/25/27	3,725	3,710
4.38%, 04/27/28	3,800	3,800
2.30%, 07/21/32	1,360	1,185
2.97%, 02/04/33	3,100	2,776
5.02%, 07/22/33	5,250	5,308
Barclays PLC
5.83%, 05/09/27	1,980	2,001
6.49%, 09/13/29	1,408	1,489
5.69%, 03/12/30	1,000	1,035
5.09%, 06/20/30 (n)	2,500	2,507
6.22%, 05/09/34	1,083	1,149
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (e)	200	192
BCI Miami
8.75%, (100, 02/08/29) (e) (m)	200	211
Blackstone Private Credit Fund
7.05%, 09/29/25	1,229	1,236
7.30%, 11/27/28	1,600	1,709
Block, Inc.
3.50%, 06/01/31	55	50
6.50%, 05/15/32	301	311
BNP Paribas
7.45%, (100, 06/27/35) (e) (m) (n)	150	151
5.79%, 01/13/33 (e) (n)	1,294	1,344
BW Real Estate Inc.
9.50%, (100, 03/30/30) (e) (m)	120	123
Capital One Financial Corporation
4.99%, 07/24/26	1,017	1,017
4.93%, 05/10/28	2,117	2,133
3.27%, 03/01/30	2,123	2,031
5.25%, 07/26/30	1,600	1,636
7.62%, 10/30/31	1,228	1,388
Citigroup Inc.
4.60%, 03/09/26	309	309
4.30%, 11/20/26	200	200
3.07%, 02/24/28	4,000	3,911
2.67%, 01/29/31	2,300	2,109
4.41%, 03/31/31	1,522	1,506
4.91%, 05/24/33	491	490
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (n)	384	364
Corebridge Financial, Inc.
3.65%, 04/05/27	420	415
3.90%, 04/05/32	1,490	1,401
4.35%, 04/05/42	111	93
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30	5,000	5,035
3.73%, 01/14/32 (n)	2,500	2,286
Encore Capital Group, Inc.
9.25%, 04/01/29 (e)	75	80
8.50%, 05/15/30 (e)	128	137
Equitable Holdings, Inc.
4.57%, 02/15/29 (e)	257	257
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,588
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,690
GGAM Finance Ltd.
7.75%, 05/15/26 (e)	190	192
8.00%, 02/15/27 - 06/15/28 (e)	192	199

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
6.88%, 04/15/29 (e)	40	41
5.88%, 03/15/30 (e)	130	131
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	215	220
Goldman Sachs Group, Inc., The
3.62%, 03/15/28	3,900	3,847
4.22%, 05/01/29	5,000	4,970
3.80%, 03/15/30	2,570	2,508
2.38%, 07/21/32	1,355	1,183
3.10%, 02/24/33	2,900	2,611
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	185	196
Hightower Holdings LLC
6.75%, 04/15/29 (e)	45	45
9.13%, 01/31/30 (e)	120	128
HPS Corporate Lending Fund
5.45%, 01/14/28 (i)	2,431	2,438
Intesa Sanpaolo SPA
5.71%, 01/15/26 (e)	3,028	3,033
4.20%, 06/01/32 (e)	200	184
Jane Street Group, LLC
7.13%, 04/30/31 (e)	115	121
6.13%, 11/01/32 (e)	100	101
6.75%, 05/01/33 (e)	110	113
Jefferies Finance LLC
5.00%, 08/15/28 (e)	25	24
6.63%, 10/15/31 (e)	150	150
Jefferson Capital Holdings LLC
8.25%, 05/15/30 (e)	95	98
JPMorgan Chase & Co.
4.32%, 04/26/28	3,800	3,798
3.51%, 01/23/29	1,850	1,812
5.30%, 07/24/29	1,500	1,540
4.49%, 03/24/31	4,900	4,897
5.10%, 04/22/31	921	944
2.96%, 05/13/31	677	626
4.59%, 04/26/33	3,532	3,494
4.91%, 07/25/33	1,287	1,293
5.72%, 09/14/33	1,700	1,772
5.57%, 04/22/36	1,094	1,134
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (e)	10	10
4.75%, 06/15/29 (e)	65	63
7.00%, 07/15/31 (e)	65	68
LFS Topco LLC
8.75%, 07/15/30 (e)	50	49
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	213
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (e)	145	151
8.13%, 03/30/29 (e)	85	89
6.50%, 03/26/31 (e)	85	90
MDGH - GMTN B.V.
2.88%, 11/07/29 (e)	200	188
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (e)	200	192
5.08%, 05/22/53 (e)	200	183
Morgan Stanley
4.00%, 07/23/25	150	150
4.21%, 04/20/28	5,800	5,787
5.45%, 07/20/29	788	810
4.43%, 01/23/30	1,000	998
3.62%, 04/01/31	4,344	4,163
5.19%, 04/17/31	835	856
4.89%, 07/20/33	1,207	1,209
5.66%, 04/17/36	662	686
NatWest Group PLC
3.07%, 05/22/28 (n)	712	695
Navient Corporation
5.00%, 03/15/27	55	55
4.88%, 03/15/28	25	25
5.50%, 03/15/29	60	59
7.88%, 06/15/32	60	62
5.63%, 08/01/33	35	32
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (i) (m)	200	193
OneMain Finance Corporation
7.13%, 03/15/26 - 09/15/32	193	199
3.50%, 01/15/27	76	74
6.63%, 05/15/29	140	144
7.50%, 05/15/31	165	172
6.75%, 03/15/32	40	41
PennyMac Financial Services, Inc.
6.88%, 05/15/32 - 02/15/33 (e)	151	155
Phoenix Aviation Capital Limited
9.25%, 07/15/30 (e)	104	108
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	906
PRA Group, Inc.
8.88%, 01/31/30 (e)	94	98
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	34
Regions Bank
6.45%, 06/26/37	500	519
RFNA, LP
7.88%, 02/15/30 (e)	70	72
RITHM Capital Corp.
8.00%, 04/01/29 - 07/15/30 (e)	85	85
Rocket Companies, Inc.
6.13%, 08/01/30 (e)	110	112
6.38%, 08/01/33 (e)	150	154
Saks Global Enterprises LLC
11.00%, 12/15/29 (e) (i)	170	64
Shift4 Payments, LLC
6.75%, 08/15/32 (e)	95	99
Shriram Finance Limited
4.15%, 07/18/25 (e)	200	200
Sixth Street Lending Partners
6.13%, 07/15/30 (e)	841	857
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	514	526
SLM Corporation
6.50%, 01/31/30	90	94
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,461
5.50%, 04/13/29 (e) (n)	884	899
Starwood Property Trust, Inc.
3.63%, 07/15/26 (e)	20	20
7.25%, 04/01/29 (e)	55	58
6.00%, 04/15/30 (e)	60	61
6.50%, 07/01/30 - 10/15/30 (e)	95	98
StoneX Escrow Issuer LLC
6.88%, 07/15/32 (e)	85	86
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (g) (h) (j) (l) (m)	200	—
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	576
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	422
Truenoord Capital Designated Activity Company
8.75%, 03/01/30 (e)	110	114
UBS Group AG
4.55%, 04/17/26 (n)	699	699
1.49%, 08/10/27 (e) (n)	836	809
4.28%, 01/09/28 (e) (n)	2,059	2,047
3.87%, 01/12/29 (e) (n)	303	298
4.19%, 04/01/31 (e)	1,376	1,347
Unum Group
5.75%, 08/15/42	1,423	1,379
UWM Holdings Corporation
6.63%, 02/01/30 (e)	150	150
VFH Parent LLC
7.50%, 06/15/31 (e)	90	94
VistaJet Group Holding SA
9.50%, 06/01/28 (e) (i)	55	56
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e) (i)	94	95
6.38%, 02/01/30 (e) (i)	230	215

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Walker & Dunlop, Inc.
6.63%, 04/01/33 (e)	70	72
Wells Fargo & Company
3.53%, 03/24/28	5,123	5,051
5.57%, 07/25/29	1,500	1,549
4.48%, 04/04/31	4,110	4,091
5.15%, 04/23/31	1,247	1,277
5.50%, 01/23/35	722	741
5.61%, 04/23/36	1,101	1,136
Western Alliance Bancorporation
3.00%, 06/15/31	170	158
Western Southern Global Funding
4.90%, 05/01/30 (e)	361	365
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	541
Wex, Inc.
6.50%, 03/15/33 (e)	150	151
		173,253
Energy 4.0%
ADNOC Murban RSC Ltd.
5.13%, 09/11/54 (e)	200	183
Antero Midstream Partners LP
5.38%, 06/15/29 (e)	100	99
Archrock Partners, L.P.
6.63%, 09/01/32 (e)	90	92
Aris Water Holdings, LLC
7.25%, 04/01/30 (e)	145	149
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (e)	50	51
Bapco Energies B.S.C. Closed
7.50%, 10/25/27 (e)	110	113
8.38%, 11/07/28 (e)	40	42
Baytex Energy Corp.
7.38%, 03/15/32 (e)	120	115
California Resources Corporation
7.13%, 02/01/26 (e)	44	44
8.25%, 06/15/29 (e)	220	226
Calumet Specialty Products Partners, L.P.
8.13%, 01/15/27 (e)	90	89
9.75%, 07/15/28 (e)	130	130
Canacol Energy Ltd.
5.75%, 11/24/28 (e)	366	129
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,211
6.75%, 11/15/39	36	39
5.40%, 06/15/47	89	79
3.75%, 02/15/52	140	95
Cenub Qaz Dehlizi, Qapali Sehmdar Cemiyyeti
6.88%, 03/24/26 (e)	160	162
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	40	41
Citgo Petroleum Corporation
6.38%, 06/15/26 (e)	225	225
8.38%, 01/15/29 (e)	35	36
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	140	132
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	45
7.25%, 03/01/32 (e)	75	78
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (e)	150	151
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (e)	492	516
6.50%, 08/15/43 (e)	147	152
6.54%, 11/15/53 (e)	265	275
6.71%, 08/15/63 (e)	158	167
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	65	65
5.88%, 01/15/30 (e)	165	160
CQP Holdco LP
7.50%, 12/15/33 (e)	200	217
CVR Energy, Inc.
5.75%, 02/15/28 (e)	75	72
8.50%, 01/15/29 (e)	165	165
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	265	266
8.63%, 03/15/29 (e)	38	39
7.38%, 06/30/33 (e)	50	50
Ecopetrol S.A.
4.63%, 11/02/31	75	63
8.88%, 01/13/33	310	320
8.38%, 01/19/36	70	68
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	273	243
Empresa Nacional del Petroleo
5.95%, 07/30/34 (e)	200	202
Energean Israel Finance Ltd
4.88%, 03/30/26 (j)	260	256
5.38%, 03/30/28	80	76
5.88%, 03/30/31	40	37
Energean PLC
6.50%, 04/30/27 (e)	294	288
Energy Transfer LP
6.63%, (100, 02/15/28) (m)	255	254
7.13%, (100, 05/15/30) (m)	55	56
5.25%, 04/15/29	925	947
3.75%, 05/15/30	327	314
5.30%, 04/15/47	700	617
6.00%, 06/15/48	490	471
5.00%, 05/15/50	930	780
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	420	375
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (e)	90	95
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	96	85
2.63%, 03/31/36 (e)	300	255
Genesis Energy, L.P.
8.00%, 05/15/33	185	194
Geopark Limited
5.50%, 01/17/27 (e)	110	105
8.75%, 01/31/30 (e)	200	176
Global Partners LP
6.88%, 01/15/29	250	254
7.13%, 07/01/33 (e)	35	35
Golar LNG Limited
7.00%, 10/20/25	140	140
7.75%, 09/19/29	200	201
2.75%, 12/15/30 (e) (n)	73	75
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	150	114
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	206
6.51%, 02/23/42 (e)	200	206
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	154	145
Halliburton Company
3.80%, 11/15/25	5	5
Harbour Energy PLC
5.50%, 10/15/26 (e)	30	30
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (e)	200	205
Hess Corporation
7.13%, 03/15/33	1,351	1,532
5.60%, 02/15/41	1,013	1,007
5.80%, 04/01/47	601	597
Hess Infrastructure Partners LP
5.88%, 03/01/28 (e)	115	117
6.50%, 06/01/29 (e)	120	123
4.25%, 02/15/30 (e)	40	38
5.50%, 10/15/30 (e)	20	20
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	10	10
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (e)	140	147
7.38%, 07/15/32 (e)	60	63
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	60
5.75%, 04/19/47 (e)	35	30
Kinetik Holdings LP
6.63%, 12/15/28 (e)	150	153
5.88%, 06/15/30 (e)	70	71
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	110	106
7.75%, 05/01/27 (e)	30	27
7.50%, 03/01/28 (e)	125	103
8.75%, 10/01/31 (e) (i)	355	269
Leviathan Bond Ltd
6.50%, 06/30/27 (j)	160	159
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	219	174
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	260
Mesquite Energy, Inc.
0.00% (e) (g) (h) (m)	269	3
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (e)	110	107
MPLX LP
4.95%, 09/01/32	993	984
4.50%, 04/15/38	675	597
4.70%, 04/15/48	325	263
Nabors Industries Ltd.
7.50%, 01/15/28 (e) (i)	114	101
Nabors Industries, Inc.
7.38%, 05/15/27 (e)	80	79
9.13%, 01/31/30 (e)	25	24
8.88%, 08/15/31 (e) (i)	70	52
New Fortress Energy Inc.
6.50%, 09/30/26 (e) (i)	40	19
NFE Fing LLC
12.00%, 11/15/29 (e)	496	222
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (e)	145	150
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,543
6.45%, 09/15/36	1,135	1,160
6.60%, 03/15/46	1,375	1,356
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	99	96
ONEOK, Inc.
4.25%, 09/24/27	338	338
4.40%, 10/15/29	353	350
4.75%, 10/15/31	688	683
Orlen S A
6.00%, 01/30/35 (e)	200	205
Parkland Corporation
4.50%, 10/01/29 (e)	60	58
4.63%, 05/01/30 (e)	210	201
6.63%, 08/15/32 (e)	55	56
PBF Holding Company LLC
6.00%, 02/15/28	55	53
9.88%, 03/15/30 (e)	125	122
7.88%, 09/15/30 (e)	142	127
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	344
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	6	6
6.25%, 02/01/33 (e)	30	30
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (j)	10,380	1,142
0.00%, 05/17/35 (e) (g) (h)	330	48
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	135
6.49%, 01/23/27	395	392
6.50%, 03/13/27 - 06/02/41	410	398
5.95%, 01/28/31	2,235	2,023
6.70%, 02/16/32	500	466
6.38%, 01/23/45	60	43
6.75%, 09/21/47	8,860	6,409
6.35%, 02/12/48	4,400	3,064
7.69%, 01/23/50	741	584
6.95%, 01/28/60	115	82
Petronas Capital Limited
3.50%, 04/21/30 (e)	50	48
3.40%, 04/28/61 (e)	105	69
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (e)	75	75
Plains All American Pipeline, L.P.
8.70%(3 Month Term SOFR + 4.37%), (d) (m)	380	380
3.55%, 12/15/29	188	180
Prairie Acquiror LP
9.00%, 08/01/29 (e)	100	104
PT. Pertamina (Persero)
4.18%, 01/21/50 (e)	90	67
Qatarenergy
1.38%, 09/12/26 (e)	325	313
2.25%, 07/12/31 (e)	200	175
3.13%, 07/12/41 (e)	110	81
3.30%, 07/12/51 (e)	350	236
Rockies Express Pipeline LLC
6.75%, 03/15/33 (e)	130	136
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	304
2.25%, 11/24/30 (e)	380	338
4.25%, 04/16/39 (e)	285	248
4.38%, 04/16/49 (e)	35	28
3.25%, 11/24/50 (e)	130	82
6.38%, 06/02/55 (j)	200	200
5.88%, 07/17/64 (e)	200	183
3.50%, 11/24/70 (e)	65	39
Seadrill Finance Limited
8.38%, 08/01/30 (e)	45	46
Seplat Energy PLC
9.13%, 03/21/30 (e)	200	198
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (e)	106	110
7.63%, 03/01/55 (e)	15	16
Sunnova Energy Corporation
0.00%, 09/01/26 (e) (g) (h)	245	6
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	178
Sunoco LP
5.88%, 03/15/28	80	80
7.00%, 05/01/29 (e)	30	31
4.50%, 05/15/29	110	107
7.25%, 05/01/32 (e)	40	42
6.25%, 07/01/33 (e)	100	102
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (e)	635	622
Talos Production Inc.
9.00%, 02/01/29 (e)	30	31
9.38%, 02/01/31 (e)	55	56
Targa Resources Corp.
4.90%, 09/15/30	447	451
5.65%, 02/15/36	1,076	1,086
Tecpetrol
7.63%, 01/22/33 (e)	60	61
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	95	84
TGS ASA
8.50%, 01/15/30 (e)	150	155
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	114
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	149
3.95%, 05/15/50	509	387
Transmontaigne Partners LLC
8.50%, 06/15/30 (e)	65	68
Transocean Inc
8.00%, 02/01/27 (e)	95	94
8.25%, 05/15/29 (e)	30	28
8.75%, 02/15/30 (e)	72	74
8.50%, 05/15/31 (e)	90	80
Tullow Oil PLC
10.25%, 05/15/26 (e)	361	312

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
USA Compression Finance Corp.
6.88%, 09/01/27	135	135
7.13%, 03/15/29 (e)	70	72
Valaris Limited
8.38%, 04/30/30 (e)	140	143
Vallourec
7.50%, 04/15/32 (e)	250	262
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (e)	70	75
6.50%, 01/15/34 (e)	155	155
7.75%, 05/01/35 (e)	70	76
6.75%, 01/15/36 (e)	125	125
Viridien
10.00%, 10/15/30 (e)	140	138
Western Midstream Operating, LP
4.05%, 02/01/30 (f) (o)	4,300	4,136
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	1,018
Yinson Boronia Production B.V.
8.95%, 07/31/42 (e)	327	348
YPF S.A.
8.25%, 01/17/34 (e)	60	60
		57,966
Real Estate 2.0%
Alpha Star Holding IX Limited
7.00%, 08/26/28 (j)	200	203
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	417
Anywhere Real Estate Group LLC
5.75%, 01/15/29 (e) (i)	45	40
5.25%, 04/15/30 (e) (i)	19	16
7.00%, 04/15/30 (e) (i)	91	85
9.75%, 04/15/30 (e)	95	97
Boston Properties Limited Partnership
6.75%, 12/01/27	740	777
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (f) (o)	1,062	1,139
4.55%, 10/01/29 (i)	189	179
COPT Defense Properties
2.25%, 03/15/26	257	253
2.75%, 04/15/31	187	166
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	110	105
Forestar Group Inc.
6.50%, 03/15/33 (e)	145	146
GLP Financing, LLC
5.63%, 09/15/34	167	166
HAT Holdings I LLC
3.38%, 06/15/26 (e)	38	37
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	199
3.10%, 02/15/30	193	179
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	145	138
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (i)	2,500	2,244
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,431
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	128
Kilroy Realty, L.P.
4.75%, 12/15/28	925	917
MPT Operating Partnership, L.P.
5.00%, 10/15/27 (i)	452	417
4.63%, 08/01/29 (i)	60	47
3.50%, 03/15/31	150	106
8.50%, 02/15/32 (e)	95	99
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	5,012
3.63%, 10/01/29	852	811
3.38%, 02/01/31	1,283	1,173
3.25%, 04/15/33	1,105	954
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	172
Realty Income Corporation
3.40%, 01/15/28	238	233
2.20%, 06/15/28	133	126
Redfin Corporation
0.50%, 04/01/27 (n)	320	286
Retail Properties of America, Inc.
4.75%, 09/15/30	58	58
RHP Hotel Properties, LP
6.50%, 06/15/33 (e)	95	98
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,204
Safehold GL Holdings LLC
2.80%, 06/15/31	60	54
2.85%, 01/15/32	131	114
Star Holdings
8.75%, 08/01/31 (e)	65	61
Store Capital LLC
2.75%, 11/18/30	329	290
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	218
2.70%, 07/15/31	617	547
Tanger Properties Limited Partnership
3.13%, 09/01/26 (i)	3,000	2,947
2.75%, 09/01/31	1,630	1,430
Uniti Group Inc.
10.50%, 02/15/28 (e)	221	234
6.50%, 02/15/29 (e) (i)	340	328
6.00%, 01/15/30 (e)	195	183
8.63%, 06/15/32 (e)	120	121
VICI Properties Inc.
4.25%, 12/01/26 (e)	8	8
VICI Properties L.P.
4.75%, 02/15/28 - 04/01/28	1,180	1,187
4.95%, 02/15/30	1,407	1,416
5.13%, 05/15/32	345	343
Vornado Realty L.P.
2.15%, 06/01/26	271	263
		29,602
Communication Services 1.7%
Acuris Finance US, Inc.
5.00%, 05/01/28 (e)	140	133
9.00%, 08/01/29 (e)	125	128
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (e)	135	105
Altice Financing S.A.
5.75%, 08/15/29 (e)	338	248
Altice France
6.00%, 02/15/28 (e)	180	64
Altice France Holding S.A.
5.50%, 01/15/28 (e)	130	109
5.13%, 01/15/29 (e)	255	211
5.13%, 07/15/29 (e)	330	272
AT&T Inc.
4.90%, 08/15/37	400	383
3.80%, 12/01/57	2,900	2,031
Axian Telecom
7.38%, 02/16/27 (e)	261	266
Axian Telecom Holding & Management PLC
7.25%, 07/11/30 (e)	320	318
C T Trust
5.13%, 02/03/32 (e)	200	186
C&W Senior Finance Ltd.
9.00%, 01/15/33 (e)	435	445
Cablevision Lightpath LLC
5.63%, 09/15/28 (e)	10	10
CCO Holdings, LLC
5.00%, 02/01/28 (e)	370	367
4.75%, 03/01/30 (e)	105	102
4.50%, 08/15/30 (e)	50	48
4.75%, 02/01/32 (e)	335	318
4.50%, 05/01/32	75	70
4.50%, 06/01/33 (e)	65	59
Charter Communications Operating, LLC
6.10%, 06/01/29	694	726

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
2.30%, 02/01/32 (i)	166	140
4.40%, 04/01/33	487	459
6.55%, 06/01/34	479	511
5.38%, 05/01/47	2,440	2,115
4.80%, 03/01/50	4,552	3,635
5.50%, 04/01/63	487	412
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	60	59
9.00%, 09/15/28 (e)	65	68
7.50%, 06/01/29 (e) (i)	100	92
7.88%, 04/01/30 (e)	110	114
CMG Media Corporation
8.88%, 06/18/29 (e)	25	24
Cogent Communications Group, LLC
7.00%, 06/15/27 (e)	155	155
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (e)	180	155
CommScope, LLC.
4.75%, 09/01/29 (e)	114	111
Connect Finco SARL
9.00%, 09/15/29 (e)	57	57
CSC Holdings, LLC
5.50%, 04/15/27 (e)	65	62
4.13%, 12/01/30 (e)	190	135
4.63%, 12/01/30 (e)	371	173
3.38%, 02/15/31 (e)	145	100
4.50%, 11/15/31 (e)	150	106
DISH DBS Corporation
7.38%, 07/01/28	70	51
5.13%, 06/01/29	210	140
DISH Network Corporation
11.75%, 11/15/27 (e)	119	123
Dotdash Meredith, Inc.
7.63%, 06/15/32 (e)	65	63
EchoStar Corporation
10.75%, 11/30/29	156	161
3.88%, 11/30/30 (n) (p)	361	424
6.75%, 11/30/30 (p)	438	400
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (e)	8	8
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (e)	35	35
IHS Holding Limited
5.63%, 11/29/26 (e)	133	130
6.25%, 11/29/28 (e)	20	19
7.88%, 05/29/30 (e)	345	346
8.25%, 11/29/31 (e)	75	76
Iliad Holding
8.50%, 04/15/31 (e)	115	123
7.00%, 04/15/32 (e)	75	77
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	115	117
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (e)	35	34
9.50%, 05/30/29 (e)	125	129
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	172	116
5.13%, 07/15/29 (e)	121	72
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	20	18
3.63%, 01/15/29 (e)	40	34
4.88%, 06/15/29 (e)	15	14
3.75%, 07/15/29 (e)	20	17
4.50%, 04/01/30 (e)	71	64
3.88%, 10/15/30 (e)	60	52
4.00%, 04/15/31 (e)	30	26
10.00%, 10/15/32 (e)	20	20
6.88%, 06/30/33 (e)	140	142
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	425	361
Lumen Technologies, Inc.
4.50%, 01/15/29 (e)	25	23
4.13%, 04/15/30 (e)	30	29
Millicom International Cellular SA
5.13%, 01/15/28 (e)	126	124
4.50%, 04/27/31 (e)	200	183
7.38%, 04/02/32 (e)	50	51
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	71
Network I2I Limited
3.98%, (100, 03/03/26) (e) (m)	50	49
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	145	154
Rogers Communications Inc.
7.00%, 04/15/55	47	48
7.13%, 04/15/55	47	48
Sable International Finance Limited
7.13%, 10/15/32 (e)	360	360
Snap Inc.
6.88%, 03/01/33 (e)	90	92
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	242
TELUS Corporation
6.63%, 10/15/55	97	98
7.00%, 10/15/55	48	48
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	49
3.98%, 04/11/29 (e)	40	40
2.39%, 06/03/30 (e)	65	60
T-Mobile USA, Inc.
3.75%, 04/15/27	870	861
3.88%, 04/15/30	40	39
4.50%, 04/15/50	40	33
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (g) (h) (j)	300	111
Verizon Communications Inc.
2.55%, 03/21/31	846	759
4.78%, 02/15/35	179	174
4.86%, 08/21/46	580	516
5.01%, 04/15/49	138	127
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	150	137
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	145	135
VTR Comunicaciones SpA
5.13%, 01/15/28 (e) (i)	157	148
4.38%, 04/15/29 (e)	100	89
VTR Finance N.V.
6.38%, 07/15/28 (e)	245	234
Wayfair LLC
7.25%, 10/31/29 (e)	195	196
7.75%, 09/15/30 (e)	270	272
Windstream Services, LLC
8.25%, 10/01/31 (e)	180	189
Ziggo B.V.
4.88%, 01/15/30 (e)	55	51
		24,514
Industrials 1.5%
ADT Security Corporation, The
4.13%, 08/01/29 (e)	105	101
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	141
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (e)	200	208
Air Lease Corporation
4.13%, (100, 12/15/26) (m)	150	145
3.38%, 07/01/25	961	961
3.75%, 06/01/26	3,475	3,452
Aircastle Limited
5.25%, (100, 06/17/26) (e) (m)	202	200
American Airlines, Inc.
5.50%, 04/20/26 (e)	7	7
7.25%, 02/15/28 (e)	75	77
8.50%, 05/15/29 (e) (i)	120	126
Amsted Industries Incorporated
6.38%, 03/15/33 (e)	100	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (e)	60	60
4.00%, 09/01/29 (e) (i)	109	99
Artera Services, LLC
8.50%, 02/15/31 (e)	392	326
ATI Inc.
7.25%, 08/15/30	10	11
5.13%, 10/01/31	30	29
ATP Tower Holdings, LLC
7.88%, 02/03/30 (e)	100	102
Axon Enterprise, Inc.
6.13%, 03/15/30 (e)	115	118
6.25%, 03/15/33 (e)	100	103
Beacon Mobility Financial Corp.
7.25%, 08/01/30 (e)	85	87
Boeing Company, The
6.26%, 05/01/27 (o)	291	300
6.30%, 05/01/29 (o)	373	394
5.15%, 05/01/30 (o)	778	792
6.39%, 05/01/31 (o)	283	305
6.53%, 05/01/34 (o)	303	329
5.71%, 05/01/40 (o)	560	553
5.81%, 05/01/50 (o)	166	159
6.86%, 05/01/54 (o)	456	499
5.93%, 05/01/60 (o)	560	532
7.01%, 05/01/64 (o)	430	472
Bombardier Inc.
7.88%, 04/15/27 (e)	16	16
8.75%, 11/15/30 (e)	45	49
7.25%, 07/01/31 (e)	60	63
7.00%, 06/01/32 (e)	90	94
6.75%, 06/15/33 (e)	60	62
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	145	134
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	65	60
6.38%, 03/01/34 (e)	55	56
6.75%, 05/15/35 (e)	185	190
BWXT Government Group, Inc.
4.13%, 06/30/28 (e)	65	64
Caci International Inc.
6.38%, 06/15/33 (e)	145	150
Carrier Global Corporation
5.90%, 03/15/34	121	129
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	60	61
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (e)	45	46
6.88%, 01/15/30 (e)	75	77
8.75%, 04/15/30 (e)	67	69
6.75%, 04/15/32 (e)	110	113
CoreCivic, Inc.
4.75%, 10/15/27	180	176
8.25%, 04/15/29	130	138
Crown Americas LLC
5.88%, 06/01/33 (e)	135	136
Czechoslovak Group a.s.
6.50%, 01/10/31 (e)	200	202
DP World Limited
5.63%, 09/25/48 (e)	100	93
EMRLD Borrower LP
6.63%, 12/15/30 (e)	220	225
6.75%, 07/15/31 (e)	80	83
Enpro Inc.
6.13%, 06/01/33 (e)	110	112
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	95	101
7.00%, 06/15/32 (e)	40	41
Forward Air Corporation
9.50%, 10/15/31 (e) (i)	72	76
Foundation Building Materials, Inc.
6.00%, 03/01/29 (e) (i)	90	83
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	180	184
GEO Group, Inc., The
8.63%, 04/15/29	120	127
10.25%, 04/15/31	140	154
GFL Environmental Inc.
3.50%, 09/01/28 (e)	80	77
6.75%, 01/15/31 (e)	75	78
Goat Holdco LLC
6.75%, 02/01/32 (e)	135	137
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	5	5
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	45	42
6.38%, 07/15/32 (e)	95	97
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (e)	140	138
Herc Holdings Inc.
7.00%, 06/15/30 (e)	140	147
7.25%, 06/15/33 (e)	110	115
HTA Group Limited
7.50%, 06/04/29 (e)	300	307
Icahn Enterprises L.P.
6.25%, 05/15/26	141	140
5.25%, 05/15/27	215	208
9.75%, 01/15/29	75	73
4.38%, 02/01/29	100	84
10.00%, 11/15/29 (e)	55	54
9.00%, 06/15/30	115	107
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	150	146
JH North America Holdings Inc.
6.13%, 07/31/32 (e)	25	25
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (e)	200	202
Lightning Power LLC
7.25%, 08/15/32 (e)	85	89
Masterbrand, Inc.
7.00%, 07/15/32 (e)	45	46
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (e)	200	197
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (e)	50	51
MIWD Holdco II LLC
5.50%, 02/01/30 (e) (i)	25	24
Onesky Flight, LLC
8.88%, 12/15/29 (e)	95	99
Paychex, Inc.
5.10%, 04/15/30	112	115
5.35%, 04/15/32	157	161
5.60%, 04/15/35	124	128
Pike Corporation
5.50%, 09/01/28 (e)	70	70
8.63%, 01/31/31 (e)	100	109
Queen Mergerco, Inc.
6.75%, 04/30/32 (e)	265	274
Quikrete Holdings, Inc.
6.38%, 03/01/32 (e)	335	345
6.75%, 03/01/33 (e)	100	103
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	175	179
Rand Parent LLC
8.50%, 02/15/30 (e) (i)	322	323
Reworld Holding Corporation
4.88%, 12/01/29 (e)	160	152
Seaspan Corporation
5.50%, 08/01/29 (e)	44	42
Sensata Technologies B.V.
4.00%, 04/15/29 (e) (i)	80	76
Sensata Technologies, Inc.
6.63%, 07/15/32 (e)	150	154
Sisecam UK PLC
8.63%, 05/02/32 (e) (i)	130	132
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Spirit Airlines, LLC
11.00%, 03/12/30 (e) (p)	41	29
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (e)	120	120
Standard Building Solutions Inc.
6.50%, 08/15/32 (e)	90	92
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (e)	90	95
TAV Havalimanlari Holding Anonim Sirketi
8.50%, 12/07/28 (e)	45	47
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	255	254
Toucan Finco Ltd.
9.50%, 05/15/30 (e) (p)	140	143
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (e)	395	403
7.13%, 12/01/31 (e)	80	84
6.63%, 03/01/32 (e)	75	78
6.00%, 01/15/33 (e)	50	50
Trinet Group, Inc.
7.13%, 08/15/31 (e)	150	156
Waste Pro USA, Inc.
7.00%, 02/01/33 (e)	85	88
Wesco Distribution, Inc.
6.38%, 03/15/33 (e)	145	150
Wrangler Holdco Corp.
6.63%, 04/01/32 (e)	110	115
XPO, Inc.
6.25%, 06/01/28 (e)	50	51
7.13%, 02/01/32 (e)	100	105
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (e)	80	81
		21,467
Utilities 1.1%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	41
4.70%, 04/24/33 (e)	200	198
4.75%, 03/09/37 (e)	200	191
4.00%, 10/03/49 (e)	95	73
Aegea Finance S.a r.l.
9.00%, 01/20/31 (e)	200	211
AES Corporation, The
3.95%, 07/15/30 (e)	1,148	1,091
2.45%, 01/15/31	4,200	3,672
6.95%, 07/15/55	163	159
Alpha Generation LLC
6.75%, 10/15/32 (e)	45	46
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (e)	180	179
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (e)	120	124
California Buyer Limited
6.38%, 02/15/32 (e)	155	155
Calpine Corporation
5.13%, 03/15/28 (e)	55	55
4.63%, 02/01/29 (e)	60	59
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	186	193
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	25	25
3.75%, 01/15/32 (e)	135	121
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,396
Contourglobal Power Holdings SA
6.75%, 02/28/30 (e)	100	103
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	185
2.78%, 01/07/32 (e)	659	570
Edison International
5.00%, (100, 12/15/26) (m)	30	26
6.25%, 03/15/30	47	48
8.13%, 06/15/53 (i)	120	116
7.88%, 06/15/54	60	57
ESKOM Holdings
6.35%, 08/10/28 (e)	150	151
8.45%, 08/10/28 (e)	25	26
Exelon Corporation
3.35%, 03/15/32	2,834	2,613
4.10%, 03/15/52	174	133
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	169	160
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	88	86
Niagara Energy S.A.C.
5.75%, 10/03/34 (e)	200	198
NRG Energy, Inc.
3.38%, 02/15/29 (e)	40	38
5.75%, 07/15/29 (e)	190	190
3.63%, 02/15/31 (e)	60	55
6.00%, 02/01/33 (e)	100	101
6.25%, 11/01/34 (e)	105	107
PacifiCorp
7.38%, 09/15/55	157	162
PG&E Corporation
4.25%, 12/01/27 (n)	100	99
5.00%, 07/01/28	85	83
5.25%, 07/01/30	210	200
7.38%, 03/15/55	204	193
Puget Energy, Inc.
4.10%, 06/15/30	516	499
4.22%, 03/15/32	2,096	1,972
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	200	208
TermoCandelaria Power SA
7.75%, 09/17/31 (e) (i)	200	205
Vistra Operations Company LLC
7.75%, 10/15/31 (e)	75	80
6.88%, 04/15/32 (e)	90	94
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (e) (i)	60	62
8.38%, 01/15/31 (e) (i)	76	81
8.63%, 03/15/33 (e) (i)	76	81
		16,971
Consumer Discretionary 1.1%
Adient Global Holdings Ltd
7.50%, 02/15/33 (e)	90	92
Amer Sports Company
6.75%, 02/16/31 (e)	155	162
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	75	71
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	115	109
Azul Secured Finance LLP
0.00%, 08/28/28 (g) (h)	75	13
0.00%, 08/28/29 (e) (g) (h)	92	1
15.02%, 01/28/30 (d) (e) (g) (h) (p)	101	126
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (e)	145	148
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (e) (p)	95	92
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (e) (p)	190	198
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	75	76
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	110	112
Caesars Entertainment, Inc.
7.00%, 02/15/30 (e)	51	53
6.50%, 02/15/32 (e)	130	133
6.00%, 10/15/32 (e) (i)	120	118
Carnival Corporation
5.75%, 03/15/30 (e)	130	132
5.88%, 06/15/31 (e)	140	143
6.13%, 02/15/33 (e)	95	97
Carvana Co.
5.63%, 10/01/25 (e)	198	197
5.88%, 10/01/28 (e)	85	79
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
9.00%, 12/01/28 (e) (f) (p)	58	59
4.88%, 09/01/29 (e)	170	152
10.25%, 05/01/30 (e)	145	155
Clarios Global LP
6.75%, 02/15/30 (e)	85	88
Constellation Merger Sub Inc.
8.50%, 09/15/25 (e)	55	55
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (g) (h) (l)	99	—
Discovery Communications, LLC
4.13%, 05/15/29	27	23
3.63%, 05/15/30	871	705
EG Global Finance PLC
12.00%, 11/30/28 (e)	594	656
Eldorado Resorts, Inc.
8.13%, 07/01/27 (e)	68	68
Fertitta Entertainment LLC
6.75%, 01/15/30 (e)	255	236
Flutter Treasury Designated Activity Company
5.88%, 06/04/31 (e)	140	141
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	179
Grubhub Holdings Inc.
5.50%, 07/01/27 (e) (i)	105	102
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 - 03/15/33 (e)	95	97
3.63%, 02/15/32 (e)	147	133
6.13%, 04/01/32 (e)	50	51
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (e)	75	72
JH North America Holdings Inc.
10.00%, 01/15/31 (e)	270	265
Kohl's Corporation
4.25%, 07/17/25	60	60
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	50	44
LGI Homes, Inc.
8.75%, 12/15/28 (e)	60	62
4.00%, 07/15/29 (e) (i)	60	54
7.00%, 11/15/32 (e)	135	129
Life Time, Inc.
6.00%, 11/15/31 (e)	190	193
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	88
4.25%, 04/01/52	1,117	873
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	75	59
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	123
MGM Resorts International
6.50%, 04/15/32 (i)	95	97
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (e)	65	67
11.88%, 04/15/31 (e)	70	73
NCL Corporation Ltd.
5.88%, 03/15/26 (e)	9	9
6.75%, 02/01/32 (e)	95	97
New Flyer Holdings Inc.
9.25%, 07/01/30 (e)	50	53
Newell Brands Inc.
8.50%, 06/01/28 (e)	120	126
6.38%, 05/15/30	65	63
6.63%, 05/15/32	50	48
6.88%, 04/01/36 (f) (o)	120	115
7.00%, 04/01/46 (d) (f) (o)	60	51
Nordstrom, Inc.
5.00%, 01/15/44	100	69
Old Claimco, LLC
6.75%, 05/01/26 (e)	150	149
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	4	4
Patrick Industries, Inc.
6.38%, 11/01/32 (e)	50	50
Prosus N.V.
3.68%, 01/21/30 (e)	45	42
3.06%, 07/13/31 (e)	125	110
4.19%, 01/19/32 (e)	200	186
Resideo Funding Inc.
6.50%, 07/15/32 (e)	60	62
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	70	69
6.13%, 06/15/29 (e)	70	72
5.63%, 09/15/29 (e)	200	203
4.00%, 10/15/30 (e)	50	47
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (e)	60	60
5.63%, 09/30/31 (e)	70	71
6.25%, 03/15/32 (e)	116	119
6.00%, 02/01/33 (e)	130	133
Sally Holdings, LLC
6.75%, 03/01/32 (i)	95	98
Service Corporation International
5.75%, 10/15/32	45	45
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	3	3
Sotheby's, Inc.
7.38%, 10/15/27 (e)	170	168
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	408
5.50%, 09/01/41	2,000	1,817
Staples, Inc.
10.75%, 09/01/29 (e)	180	171
12.75%, 01/15/30 (e)	120	81
Station Casinos LLC
6.63%, 03/15/32 (e)	45	46
Stonemor Inc.
8.50%, 05/15/29 (e)	165	153
Telekom Srbija A.D. Beograd
7.00%, 10/28/29 (e)	225	225
The New Home Company Inc.
8.50%, 11/01/30 (e)	55	56
TKC Holdings, Inc.
6.88%, 05/15/28 (e)	156	156
10.50%, 05/15/29 (e)	130	134
TopBuild Corp.
4.13%, 02/15/32 (e)	145	135
Univision Communications Inc.
6.63%, 06/01/27 (e)	31	31
8.00%, 08/15/28 (e)	79	80
4.50%, 05/01/29 (e)	25	23
8.50%, 07/31/31 (e)	365	365
Viking Cruises Limited
9.13%, 07/15/31 (e)	95	102
Warnermedia Holdings, Inc.
3.76%, 03/15/27	79	77
4.05%, 03/15/29	174	142
4.28%, 03/15/32	589	495
5.05%, 03/15/42	474	280
5.14%, 03/15/52	806	498
Whirlpool Corporation
6.13%, 06/15/30	155	156
6.50%, 06/15/33	125	125
5.75%, 03/01/34	10	10
Wolverine World Wide, Inc.
4.00%, 08/15/29 (e)	105	94
Yum! Brands, Inc.
4.63%, 01/31/32	360	347
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (e)	130	126
6.75%, 04/23/30 (e)	110	106
		16,072
Health Care 1.1%
1261229 B.C. Ltd.
10.00%, 04/15/32 (e)	185	187
180 Medical, Inc.
3.88%, 10/15/29 (e)	225	214
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (e)	70	72

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
AdaptHealth LLC
5.13%, 03/01/30 (e)	102	97
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,174
Auna S.A.A.
10.00%, 12/18/29 (e)	158	166
Avantor, Inc.
4.63%, 07/15/28 (e)	60	59
Bausch Health Companies Inc.
9.25%, 04/01/26 (e) (i)	160	159
8.50%, 01/31/27 (e)	20	19
4.88%, 06/01/28 (e)	115	97
11.00%, 09/30/28 (e)	85	84
5.25%, 01/30/30 (e) (i)	45	28
Centene Corporation
4.25%, 12/15/27	540	532
2.45%, 07/15/28	1,120	1,041
4.63%, 12/15/29	840	821
3.38%, 02/15/30	495	457
2.63%, 08/01/31	520	446
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (e)	70	66
Community Health Systems, Inc.
6.13%, 04/01/30 (e) (i)	320	236
5.25%, 05/15/30 (e)	10	9
4.75%, 02/15/31 (e)	735	631
CVS Health Corporation
3.00%, 08/15/26	92	91
3.63%, 04/01/27	259	256
5.00%, 01/30/29	529	537
5.25%, 01/30/31	217	222
6.75%, 12/10/54	83	83
7.00%, 03/10/55	239	247
Davita Inc.
4.63%, 06/01/30 (e)	225	216
6.88%, 09/01/32 (e)	150	156
6.75%, 07/15/33 (e)	90	93
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	138	110
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	55	53
HAH Group Holding Company LLC
9.75%, 10/01/31 (e)	117	116
HCA Inc.
5.63%, 09/01/28	783	806
5.88%, 02/01/29	698	724
3.50%, 09/01/30	513	485
3.63%, 03/15/32	137	126
Insulet Corporation
6.50%, 04/01/33 (e)	40	42
IQVIA Inc.
6.50%, 05/15/30 (e)	275	283
6.25%, 06/01/32 (e)	165	169
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	60	62
Mars, Incorporated
4.80%, 03/01/30 (e)	899	911
5.00%, 03/01/32 (e)	675	684
Medline Borrower, LP
6.25%, 04/01/29 (e)	361	371
ModivCare Inc.
5.00%, 10/01/29 (e)	35	2
Molina Healthcare, Inc.
6.25%, 01/15/33 (e)	230	234
Organon & Co.
5.13%, 04/30/31 (e)	215	187
6.75%, 05/15/34 (e)	98	94
7.88%, 05/15/34 (e)	50	45
Owens & Minor, Inc.
4.50%, 03/31/29 (e) (i)	55	49
6.63%, 04/01/30 (e) (i)	65	61
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	110	109
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (e)	95	94
Radiology Partners, Inc.
9.78%, 02/15/30 (d) (e) (f) (p)	10	10
8.50%, 07/15/32 (e)	40	40
Select Medical Corporation
6.25%, 12/01/32 (e) (i)	160	161
Sotera Health Holdings, LLC
7.38%, 06/01/31 (e)	70	73
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e)	48	49
Tenet Healthcare Corporation
4.63%, 06/15/28 (j)	45	44
6.13%, 10/01/28 - 06/15/30	204	206
4.25%, 06/01/29	75	73
4.38%, 01/15/30	65	63
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	218
6.00%, 12/01/32	270	275
Teva Pharmaceutical Finance Netherlands IV B.V.
5.75%, 12/01/30	270	274
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (e)	160	165
		15,964
Materials 1.0%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (e)	25	24
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	265	278
Alumina Pty Ltd
6.38%, 09/15/32 (e)	190	194
Antofagasta PLC
2.38%, 10/14/30 (e)	200	176
Aris Mining Corporation
8.00%, 10/31/29 (e)	200	204
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (e)	150	158
Ball Corporation
6.00%, 06/15/29	130	133
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	75	56
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	235	187
8.00%, 10/15/34 (e)	200	159
5.88%, 01/31/50 (e)	75	47
Capstone Copper Corp.
6.75%, 03/31/33 (e)	85	87
Celanese US Holdings LLC
6.85%, 11/15/28 (d) (f) (o)	639	671
6.50%, 04/15/30	75	77
7.05%, 11/15/30 (d) (f) (o)	649	683
6.75%, 04/15/33 (i)	130	131
7.20%, 11/15/33 (d) (f) (o)	379	403
Celtic Resources Holdings Designated Activity Company
0.00%, 12/31/25 (e) (g) (h) (j) (l)	100	—
Celulosa Arauco y Constitucion S.A.
6.18%, 05/05/32 (e)	200	204
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (m)	310	306
7.20%, (100, 06/10/30) (e) (m)	200	202
Champion Iron Canada Inc.
7.88%, 07/15/32 (e)	35	35
Chemours Company, The
5.75%, 11/15/28 (e)	295	276
4.63%, 11/15/29 (e)	10	9
8.00%, 01/15/33 (e)	100	94
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (e)	50	49
7.50%, 09/15/31 (e)	45	43
7.00%, 03/15/32 (e) (i)	55	52
7.38%, 05/01/33 (e)	50	47
Commercial Metals Company
4.13%, 01/15/30	45	43
4.38%, 03/15/32	45	42
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (e)	90	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
6.80%, 02/04/32 (e)	200	203
Consolidated Energy Finance S.A.
5.63%, 10/15/28 (e)	30	26
12.00%, 02/15/31 (e) (i)	85	84
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	23
3.15%, 01/14/30 (e)	60	56
5.95%, 01/08/34 (e)	200	204
3.70%, 01/30/50 (e)	140	95
6.30%, 09/08/53 (e)	200	195
CSN Islands XII Corp
6.75%, 01/28/28 (e)	150	142
CSN Resources S.A.
5.88%, 04/08/32 (e)	85	70
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	157	165
Endeavour Mining PLC
7.00%, 05/28/30 (e) (i)	200	202
ERO Copper Corp.
6.50%, 02/15/30 (e) (i)	185	184
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	20	20
9.38%, 03/01/29 (e)	185	196
8.00%, 03/01/33 (e)	150	154
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (e)	110	111
Fresnillo PLC
4.25%, 10/02/50 (e)	200	144
GPD Companies, Inc.
12.50%, 12/31/29 (e) (i) (p)	61	58
Herens Holdco S.a r.l.
4.75%, 05/15/28 (e) (i)	30	27
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	70	70
INEOS Quattro Finance 2 plc
9.63%, 03/15/29 (e)	100	101
Inversiones CMPC S.A.
3.00%, 04/06/31 (e)	60	53
Ivanhoe Mines Ltd
7.88%, 01/23/30 (e)	280	279
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (f) (p)	235	210
LD Celulose International GmbH
7.95%, 01/26/32 (e)	200	210
MATIV Holdings, Inc.
8.00%, 10/01/29 (e) (i)	95	86
Methanex Corporation
5.13%, 10/15/27	160	159
5.25%, 12/15/29	70	69
6.25%, 03/15/32 (e)	180	179
5.65%, 12/01/44	120	95
Mineral Resources Limited
8.13%, 05/01/27 (e)	130	130
8.00%, 11/01/27 (e)	145	145
9.25%, 10/01/28 (e)	40	41
8.50%, 05/01/30 (e) (i)	90	89
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (e)	200	205
Navoiyuran, Davlat Korxonasi
6.70%, 07/02/30 (e)	200	200
Nexa Resources S.A.
6.75%, 04/09/34 (e) (i)	200	209
Novelis Corporation
3.25%, 11/15/26 (e)	25	25
6.88%, 01/30/30 (e)	135	140
3.88%, 08/15/31 (e)	65	58
OCP S.A.
6.10%, 04/30/30 (e)	200	203
3.75%, 06/23/31 (e)	230	206
6.88%, 04/25/44 (e)	120	116
5.13%, 06/23/51 (e)	110	84
Olin Corporation
5.00%, 02/01/30	256	247
6.63%, 04/01/33 (e)	155	153
Olympus Water US Holding Corporation
6.25%, 10/01/29 (e) (i)	125	119
7.25%, 06/15/31 (e)	150	153
Orbia Advance Corporation, S.A.B. de C.V.
6.80%, 05/13/30 (e)	200	204
2.88%, 05/11/31 (e) (i)	70	59
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	207
PT. Freeport Indonesia
6.20%, 04/14/52 (e) (i)	200	196
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	132
Samarco Mineracao S/A
9.00%, 06/30/31 (e) (f) (p)	480	473
Sasol Financing USA LLC
4.38%, 09/18/26	230	225
5.50%, 03/18/31	35	29
Saudi Arabian Mining Company
5.25%, 02/13/30 (e)	200	203
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (e)	94	93
Sealed Air Corporation
7.25%, 02/15/31 (e)	95	100
6.50%, 07/15/32 (e) (i)	50	52
Suzano Austria GmbH
5.00%, 01/15/30	200	200
3.75%, 01/15/31 (f)	60	56
Tronox Incorporated
4.63%, 03/15/29 (e) (i)	215	185
Usiminas International S.A R.L.
7.50%, 01/27/32 (e)	200	205
Vale Overseas Ltd
6.40%, 06/28/54	125	122
Vibrantz Technologies Inc.
9.00%, 02/15/30 (e) (i)	60	41
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (e) (i)	271	269
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	195	177
7.38%, 03/01/31 (e)	35	36
		14,817
Consumer Staples 0.9%
Albertsons Companies, Inc.
6.25%, 03/15/33 (e)	75	77
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (e)	150	153
Allied Universal Holdco LLC
6.88%, 06/15/30 (e)	115	117
7.88%, 02/15/31 (e)	161	168
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	1,500	1,107
Avis Budget Car Rental, LLC
8.38%, 06/15/32 (e)	70	73
Belron UK Finance PLC
5.75%, 10/15/29 (e)	150	151
Biocon Biologics Global PLC
6.67%, 10/09/29 (e)	60	57
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	142	128
Central American Bottling Corporation
5.25%, 04/27/29 (e)	155	151
Champions Financing Inc.
8.75%, 02/15/29 (e) (i)	51	49
Cosan Overseas Limited
8.25% (j) (m)	190	192
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	167
DP World Salaam
6.00%, (100, 10/01/25) (j) (m)	200	200
Fiesta Purchaser Inc.
7.88%, 03/01/31 (e)	85	90
9.63%, 09/15/32 (e) (i)	50	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
GRUMA, S.A.B. de C.V.
5.76%, 12/09/54 (e)	200	189
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	553
JBS USA Food Company
5.13%, 02/01/28	515	526
5.50%, 01/15/30	88	89
3.63%, 01/15/32	210	192
3.00%, 05/15/32	5,280	4,623
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	175	181
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (e)	110	100
10.75%, 06/30/32 (e) (i)	55	40
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	175	164
Marb Bondco PLC
3.95%, 01/29/31 (e)	75	67
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	75	81
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	121
Neptune BidCo US Inc.
9.29%, 04/15/29 (e)	135	131
OT MidCo Inc.
10.00%, 02/15/30 (e)	210	162
Performance Food Group, Inc.
6.13%, 09/15/32 (e)	145	148
Post Holdings, Inc.
5.50%, 12/15/29 (e)	121	121
4.63%, 04/15/30 (e)	45	43
6.25%, 02/15/32 - 10/15/34 (e)	140	143
6.38%, 03/01/33 (e)	65	66
Primo Water Holdings Inc.
6.25%, 04/01/29 (e)	55	55
Reynolds American Inc.
5.85%, 08/15/45	1,000	966
Safeway Inc.
3.50%, 03/15/29 (e)	55	52
4.88%, 02/15/30 (e)	175	172
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	132	132
U.S. Foods Inc.
6.88%, 09/15/28 (e)	50	52
4.75%, 02/15/29 (e)	80	79
5.75%, 04/15/33 (e)	80	80
United Rentals (North America), Inc.
6.13%, 03/15/34 (e)	140	144
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	65	68
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	225	224
Williams Scotsman, Inc.
6.63%, 06/15/29 - 04/15/30 (e)	155	161
		12,871
Information Technology 0.6%
Amentum Escrow Corp.
7.25%, 08/01/32 (e)	115	118
ASGN Incorporated
4.63%, 05/15/28 (e)	70	68
Broadcom Inc.
1.95%, 02/15/28 (e)	271	256
2.45%, 02/15/31 (e)	2,643	2,364
2.60%, 02/15/33 (e)	2,342	2,006
3.42%, 04/15/33 (e)	208	189
CA Magnum Holdings
5.38%, 10/31/26 (e)	200	199
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	29	29
9.00%, 09/30/29 (e)	371	385
8.25%, 06/30/32 (e)	170	181
Coherent Corp.
5.00%, 12/15/29 (e)	145	142
Core Scientific, Inc.
3.00%, 09/01/29 (e) (n)	23	40
0.00%, 06/15/31 (c) (e) (n)	194	211
Coreweave, Inc.
9.25%, 06/01/30 (e)	140	143
Entegris Escrow Corporation
4.75%, 04/15/29 (e)	20	20
5.95%, 06/15/30 (e)	80	81
Entegris, Inc.
3.63%, 05/01/29 (e)	175	166
Fair Isaac Corporation
6.00%, 05/15/33 (e)	185	187
Gen Digital Inc.
6.25%, 04/01/33 (e)	115	118
Helios Software Holdings, Inc.
8.75%, 05/01/29 (e)	75	77
Insight Enterprises, Inc.
6.63%, 05/15/32 (e)	80	82
MKS Inc.
1.25%, 06/01/30 (n)	121	118
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (n)	107	126
3.88%, 09/01/28 (e)	60	58
Open Text Corporation
3.88%, 02/15/28 - 12/01/29 (e)	335	318
Riot Platforms, Inc.
0.75%, 01/15/30 (e) (n)	84	88
Seagate Data Storage Technology Pte. Ltd.
5.88%, 07/15/30 (e)	10	10
Seagate HDD Cayman
8.25%, 12/15/29	65	69
5.75%, 12/01/34	170	168
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	100	95
UKG Inc.
6.88%, 02/01/31 (e)	90	93
ViaSat, Inc.
6.50%, 07/15/28 (e) (i)	40	38
7.50%, 05/30/31 (e) (i)	57	49
Western Digital Corporation
4.75%, 02/15/26	25	25
2.85%, 02/01/29	106	98
3.10%, 02/01/32	62	55
Wolfspeed, Inc.
1.88%, 12/01/29 (n)	496	124
9.88%, 06/23/30 (e) (f) (p)	160	171
X.Ai Corp.
12.50%, 06/30/30 (j)	100	101
		8,866
Total Corporate Bonds And Notes (cost $406,645)		392,363
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (f)	178	165
Series 2019-B-2, 4.46%, 10/16/26 (f)	53	49
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (f)	87	84
Series 2020-B-1A, 4.34%, 01/15/27 (f)	65	55
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28	427	398
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (f)	1,090	996
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29	1,116	1,110
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31	711	725
Series 2024-A2-1A, 6.26%, 05/16/31	648	661
AASET 2025-1
Series 2025-A-1A, 5.94%, 02/16/50 (e)	565	565
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 02/15/29	300	301
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	27	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
AIMCO CLO 11 Ltd
Series 2020-A1R2-11A, 5.62%, (3 Month Term SOFR + 1.34%), 07/17/37 (d)	969	972
AIMCO CLO 14 Ltd
Series 2021-A-14A, 5.52%, (3 Month Term SOFR + 1.25%), 04/20/34 (d)	1,573	1,573
AIMCO CLO 17 Ltd
Series 2022-A1R-17A, 5.62%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,099	1,102
AIMCO CLO 19, Ltd.
Series 2024-A-19A, 5.62%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	340	341
AIMCO CLO 22 Ltd
Series 2024-A-22A, 5.77%, (3 Month Term SOFR + 1.50%), 04/19/37 (d)	1,878	1,883
AIMCO CLO Series 2018-B
Series 2018-ARR-BA, 5.76%, (3 Month Term SOFR + 1.50%), 04/16/37 (d)	1,188	1,191
ALA Trust 2025-OANA
Series 2025-A-OANA, 6.04%, 06/17/30	780	783
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 5.71%, (3 Month Term SOFR + 1.44%), 07/21/37 (d)	1,461	1,465
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 5.67%, (3 Month Term SOFR + 1.40%), 07/20/34 (d)	716	717
Allegro CLO XV, Ltd.
Series 2022-A1R-1A, 5.47%, (3 Month Term SOFR + 1.18%), 04/20/38 (d)	893	892
ALTDE 2025-1 Trust
Series 2025-A-1A, 5.90%, 02/15/32	771	776
Angel Oak Mortgage Trust 2025-7
Series 2025-A1-7, REMIC, 5.51%, 06/25/70 (d)	410	411
Ares LIV CLO Ltd
Series 2019-AR2-54A, 0.00%, (3 Month Term SOFR + 1.31%), 07/15/38 (d)	643	643
Ares LIX CLO Ltd
Series 2021-A-59A, 5.57%, (3 Month Term SOFR + 1.29%), 04/25/34 (d)	521	521
Ares Loan Funding V, Ltd.
Series 2024-A1-ALF5A, 5.78%, (3 Month Term SOFR + 1.50%), 07/27/37 (d)	1,092	1,095
Ares LV CLO Ltd
Series 2020-A1R2-55A, 5.63%, (3 Month Term SOFR + 1.37%), 10/15/37 (d)	652	653
Ares LVIII CLO Ltd.
Series 2020-A1R2-58A, 5.53%, (3 Month Term SOFR + 1.24%), 04/15/38 (d)	908	913
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 5.59%, (3 Month Term SOFR + 1.33%), 04/17/34 (d)	2,135	2,137
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	214	215
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/05/32	416	388
Series 2019-BNM-BPR, REMIC, 3.47%, 11/05/32	100	93
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 5.46%, (1 Month Term SOFR + 1.15%), 01/18/39 (d)	560	558
Series 2022-B-DKLX, REMIC, 5.86%, (1 Month Term SOFR + 1.55%), 01/18/39 (d)	106	105
Series 2022-C-DKLX, REMIC, 6.46%, (1 Month Term SOFR + 2.15%), 01/18/39 (d)	91	90
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	29	29
Bank 2018-BNK13
Series 2018-A5-BN13, REMIC, 4.22%, 07/17/28 (d)	500	494
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	87
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (d)	3,200	55
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.94%, 10/18/32 (d) (q)	3,815	3,995
Barings CLO Ltd 2020-I
Series 2020-A1R2-1A, 5.52%, (3 Month Term SOFR + 1.26%), 01/15/38 (d)	589	590
Barings CLO Ltd 2020-IV
Series 2020-AR-4A, 5.64%, (3 Month Term SOFR + 1.37%), 10/20/37 (d)	1,190	1,193
Barings CLO Ltd 2023-IV
Series 2023-A-4A, 6.02%, (3 Month Term SOFR + 1.75%), 01/20/37 (d)	1,424	1,429
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 5.56%, (3 Month Term SOFR + 1.28%), 04/25/34 (d)	1,146	1,148
BCRED BSL Static CLO 2025-1 Ltd
Series 2025-AR-1A, 5.58%, (3 Month Term SOFR + 0.00%), 07/24/35 (d)	875	873
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 5.58%, (3 Month Term SOFR + 1.30%), 01/17/35 (d)	1,382	1,385
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (d)	106	104
Benchmark 2018-B7 Mortgage Trust
Series 2018-A4-B7, REMIC, 4.51%, 10/17/28	100	99
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	151	147
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.06%, 08/16/52 (d)	6,534	178
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.88%, 12/15/62 (d)	4,522	94
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	281	279
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (d)	2,029	102
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 5.65%, (3 Month Term SOFR + 1.39%), 01/16/35 (d)	638	639
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	880	820
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 5.65%, (1 Month Term SOFR + 1.34%), 03/16/26 (d)	534	535
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 5.62%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	1,264	1,267
BMO 2025-5C10 Mortgage Trust
Series 2025-A3-5C10, REMIC, 5.58%, 04/15/30	1,110	1,153
BMP 2024-MF23
Series 2024-A-MF23, 5.68%, (1 Month Term SOFR + 1.37%), 06/15/26 (d)	749	750
Series 2024-B-MF23, 5.95%, (1 Month Term SOFR + 1.64%), 06/15/26 (d)	370	370
Series 2024-C-MF23, 6.15%, (1 Month Term SOFR + 1.84%), 06/15/26 (d)	261	261
BofA Auto Trust 2025-1
Series 2025-A3-1A, 4.35%, 11/20/29	200	201
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (d)	542	542
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.50%, 02/25/65 (f)	300	301
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 5.12%, (1 Month Term SOFR + 0.80%), 11/15/38 (d)	1,203	1,200
Series 2021-B-PAC, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 11/15/38 (d)	180	179

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2021-C-PAC, REMIC, 5.52%, (1 Month Term SOFR + 1.21%), 11/15/38 (d)	241	240
Series 2021-D-PAC, REMIC, 5.72%, (1 Month Term SOFR + 1.41%), 11/15/38 (d)	234	233
Series 2021-E-PAC, REMIC, 6.37%, (1 Month Term SOFR + 2.06%), 11/15/38 (d)	813	809
BX Commercial Mortgage Trust 2018-BIOA
Series 2025-A-DIME, REMIC, 5.46%, (1 Month Term SOFR + 1.15%), 02/16/27 (d)	888	884
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 5.83%, (1 Month Term SOFR + 1.51%), 06/15/38 (d)	420	420
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.32%, (1 Month Term SOFR + 1.01%), 02/15/39 (d)	825	824
Series 2022-B-LP2, REMIC, 5.62%, (1 Month Term SOFR + 1.31%), 02/15/39 (d)	400	399
Series 2022-C-LP2, REMIC, 5.87%, (1 Month Term SOFR + 1.56%), 02/15/39 (d)	328	327
Series 2022-D-LP2, REMIC, 6.27%, (1 Month Term SOFR + 1.96%), 02/15/39 (d)	328	327
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 6.07%, (1 Month Term SOFR + 1.76%), 12/15/25 (d)	614	615
Series 2023-B-XL3, REMIC, 6.50%, (1 Month Term SOFR + 2.19%), 12/15/25 (d)	168	168
Series 2023-C-XL3, REMIC, 6.95%, (1 Month Term SOFR + 2.64%), 12/15/25 (d)	74	74
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.60%, (1 Month Term SOFR + 1.29%), 12/15/26 (d)	334	334
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.95%, (1 Month Term SOFR + 1.64%), 05/15/29 (d)	1,316	1,318
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.75%, (1 Month Term SOFR + 1.44%), 02/17/26 (d)	1,249	1,251
Series 2024-B-XL4, REMIC, 6.10%, (1 Month Term SOFR + 1.79%), 02/17/26 (d)	117	118
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.70%, (1 Month Term SOFR + 1.39%), 03/15/26 (d)	2,415	2,417
Series 2024-B-XL5, REMIC, 6.00%, (1 Month Term SOFR + 1.69%), 03/15/26 (d)	413	413
Series 2024-C-XL5, REMIC, 6.25%, (1 Month Term SOFR + 1.94%), 03/15/26 (d)	548	549
BX Commercial Mortgage Trust 2025-SPOT
Series 2025-A-SPOT, REMIC, 5.76%, (1 Month Term SOFR + 1.44%), 04/15/27 (d)	1,980	1,979
Series 2025-B-SPOT, REMIC, 6.05%, (1 Month Term SOFR + 1.74%), 04/15/27 (d)	711	707
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 5.23%, (1 Month Term SOFR + 0.91%), 02/15/28 (d)	100	100
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 5.80%, (1 Month Term SOFR + 1.49%), 04/15/37 (d)	697	698
Series 2022-B-IND, REMIC, 6.25%, (1 Month Term SOFR + 1.94%), 04/15/37 (d)	427	427
Series 2022-C-IND, REMIC, 6.60%, (1 Month Term SOFR + 2.29%), 04/15/37 (d)	97	97
Series 2022-D-IND, REMIC, 7.15%, (1 Month Term SOFR + 2.84%), 04/15/37 (d)	80	81
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.75%, (1 Month Term SOFR + 1.44%), 04/15/29 (d)	1,697	1,700
Series 2024-B-CNYN, REMIC, 6.00%, (1 Month Term SOFR + 1.69%), 04/15/29 (d)	270	271
Series 2024-C-CNYN, REMIC, 6.25%, (1 Month Term SOFR + 1.94%), 04/15/29 (d)	225	225
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 5.46%, (1 Month Term SOFR + 1.14%), 03/15/27 (d)	2,618	2,602
Series 2025-B-ROIC, REMIC, 5.71%, (1 Month Term SOFR + 1.39%), 03/15/27 (d)	383	380
Series 2025-C-ROIC, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 03/15/27 (d)	540	535
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.71%, (1 Month Term SOFR + 1.40%), 06/15/27 (d)	347	348
Carlyle US CLO 2021-10 LTD
Series 2021-A1R-10A, 5.58%, (3 Month Term SOFR + 1.31%), 01/20/38 (d)	728	729
Carlyle US CLO 2021-11 LTD
Series 2021-A1R-11A, 5.69%, (3 Month Term SOFR + 1.41%), 07/27/37 (d)	1,277	1,280
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	42	41
CCG Receivables Trust 2025-1
Series 2025-A2-1, 4.48%, 10/14/32	250	251
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 5.58%, (3 Month Term SOFR + 1.31%), 04/20/34 (d)	6,596	6,612
Cedar Funding X CLO Ltd
Series 2019-AR2-10A, 5.63%, (3 Month Term SOFR + 1.36%), 10/20/37 (d)	710	711
Cedar Funding XII CLO Ltd
Series 2020-ARR-12A, 5.50%, (3 Month Term SOFR + 1.20%), 01/25/38 (d)	857	855
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 5.59%, (3 Month Term SOFR + 1.32%), 04/20/35 (d)	1,052	1,052
Cedar Funding XVII CLO, Ltd.
Series 2023-A-17A, 6.12%, (3 Month Term SOFR + 1.85%), 07/21/36 (d)	877	878
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,394
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	165
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	879
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (d)	180	176
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/27	336	330
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	171	169
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	215	218
Series 2024-A1-1A, 5.52%, 09/15/27	396	400
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.03%, 08/11/56 (d)	3,200	97
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 5.27%, (3 Month Term SOFR + 1.00%), 04/18/35 (d)	1,044	1,038
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 5.70%, (3 Month Term SOFR + 1.43%), 10/20/34 (d)	882	881
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	207
DB Master Finance LLC
Series 2021-A2I-1A, 2.05%, 11/20/26	362	348
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	27	27
Series 2023-A3-1A, 5.64%, 02/22/28	258	261
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	262	263
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 5.63%, (3 Month Term SOFR + 1.36%), 07/18/37 (d)	1,705	1,708
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 5.64%, (3 Month Term SOFR + 1.38%), 07/15/37 (d)	1,266	1,268
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 5.71%, (3 Month Term SOFR + 1.39%), 02/20/35 (d)	457	457
Dryden 98 CLO Ltd
Series 2022-A-98A, 5.57%, (3 Month Term SOFR + 1.30%), 04/20/35 (d)	591	591
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 5.84%, 01/18/29 (d)	282	288

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 5.77%, (3 Month Term SOFR + 1.51%), 01/17/34 (d)	270	270
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR2-1A, 5.77%, (3 Month Term SOFR + 1.51%), 07/15/37 (d)	1,021	1,024
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 5.65%, (3 Month Term SOFR + 1.39%), 10/15/37 (d)	1,146	1,149
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.64%, (3 Month Term SOFR + 1.38%), 10/15/37 (d)	1,020	1,023
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 5.13%, (1 Month Term SOFR + 0.82%), 11/15/38 (d)	2,428	2,425
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	354	356
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-A2-1, 4.83%, 11/16/26	135	135
Series 2025-A3-1, 4.69%, 03/15/28	115	115
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (d)	489	489
Series 2021-B-ESH, REMIC, 5.81%, (1 Month Term SOFR + 1.49%), 07/15/38 (d)	279	279
Series 2021-C-ESH, REMIC, 6.13%, (1 Month Term SOFR + 1.81%), 07/15/38 (d)	205	205
Series 2021-D-ESH, REMIC, 6.68%, (1 Month Term SOFR + 2.36%), 07/15/38 (d)	770	771
Fidelity Investment Grade Bond ETF
Series 2024-A-17A, 5.72%, (3 Month Term SOFR + 1.32%), 01/18/38 (d)	374	375
Flatiron CLO 20 Ltd
Series 2020-AR-1A, 5.70%, (3 Month Term SOFR + 1.38%), 05/20/36 (d)	1,862	1,865
Flatiron CLO 21 Ltd
Series 2021-A1R-1A, 5.63%, (3 Month Term SOFR + 1.36%), 10/19/37 (d)	1,103	1,109
Flatiron CLO 26 Ltd.
Series 2024-A-4A, 5.59%, (3 Month Term SOFR + 1.33%), 01/15/38 (d)	1,041	1,045
Flatiron CLO 32 Ltd
Series 2025-A1-32A, 0.00%, (3 Month Term SOFR + 1.29%), 10/22/38 (d)	849	849
Flatiron RR CLO 30 Ltd
Series 2025-A1-30A, REMIC, 5.42%, (3 Month Term SOFR + 1.16%), 04/15/38 (d)	905	903
Gilead Sciences, Inc.
Series 2025-A-1A, 5.79%, 03/15/32	1,304	1,314
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	148	148
GMF Floorplan Owner Revolving Trust
Series 2024-A1-4A, REMIC, 4.73%, 11/15/27	750	757
Green Lakes Park CLO LLC
Series 2025-ARR-1A, 5.46%, (3 Month Term SOFR + 1.18%), 01/25/38 (d)	905	905
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 10/15/26 (d)	710	706
Series 2021-B-IP, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 10/15/26 (d)	110	109
Series 2021-C-IP, REMIC, 5.98%, (1 Month Term SOFR + 1.66%), 10/15/26 (d)	100	99
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	92	91
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 02/25/26 (d)	349	341
Hamlin Park CLO Ltd
Series 2024-A-1A, 5.61%, (3 Month Term SOFR + 1.34%), 10/20/37 (d)	1,015	1,021
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	129	119
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	500	503
Invesco CLO Ltd
Series 2021-A-3A, 5.66%, (3 Month Term SOFR + 1.39%), 10/23/34 (d)	621	621
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 5.81%, (3 Month Term SOFR + 1.55%), 04/15/37 (d)	959	962
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	324
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A1-NQM2, REMIC, 5.57%, 05/25/29 (d)	197	198
Jersey Mike's Funding, LLC
Series 2024-A2-1A, 5.64%, 02/15/32	1,217	1,214
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-ASB-C4, REMIC, 2.99%, 06/17/26	31	31
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	212	209
Lakeside Park CLO Ltd
Series 2025-A-1A, 5.41%, (3 Month Term SOFR + 1.15%), 04/15/38 (d)	658	656
LIFE 2021-BMR Mortgage Trust
Series 2021-C-BMR, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 03/15/38 (d)	17	17
Series 2021-D-BMR, REMIC, 5.83%, (1 Month Term SOFR + 1.51%), 03/15/38 (d)	159	158
Series 2021-E-BMR, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 03/15/38 (d)	139	137
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.61%, (1 Month Term SOFR + 1.30%), 05/17/38 (d)	2,042	1,978
Series 2022-B-BMR2, REMIC, 6.11%, (1 Month Term SOFR + 1.79%), 05/17/38 (d)	1,221	1,123
Series 2022-C-BMR2, REMIC, 6.40%, (1 Month Term SOFR + 2.09%), 05/17/38 (d)	684	626
Series 2022-D-BMR2, REMIC, 6.85%, (1 Month Term SOFR + 2.54%), 05/17/38 (d)	608	532
Madison Park Funding LII Ltd
Series 2021-A-52A, 5.63%, (3 Month Term SOFR + 1.36%), 01/22/35 (d)	744	744
Madison Park Funding Ltd
Series 2021-A-50A, 5.67%, (3 Month Term SOFR + 1.40%), 04/19/34 (d)	1,340	1,341
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 5.89%, (3 Month Term SOFR + 1.60%), 01/22/37 (d)	469	470
Madison Park Funding XLV Ltd
Series 2020-ARR-45A, 5.34%, (3 Month Term SOFR + 1.08%), 07/15/34 (d)	653	653
Madison Park Funding XXXI, Ltd.
Series 2024-A1-67A, 5.79%, (3 Month Term SOFR + 1.51%), 04/25/37 (d)	1,211	1,214
Magnetite Xli Ltd
Series 2024-A-41A, REMIC, 5.60%, (3 Month Term SOFR + 1.29%), 01/25/38 (d)	596	597
Magnetite Xlv Ltd
Series 2025-A1-45A, REMIC, 5.42%, (3 Month Term SOFR + 1.15%), 04/15/38 (d)	635	637
Magnetite XXI, Limited
Series 2019-AR-21A, 5.55%, (3 Month Term SOFR + 1.28%), 04/20/34 (d)	920	920
Magnetite XXIII Ltd
Series 2019-AR-23A, 5.67%, (3 Month Term SOFR + 1.39%), 01/25/35 (d)	731	732
Magnetite XXIX, Limited
Series 2021-AR-29A, 5.61%, (3 Month Term SOFR + 1.35%), 07/15/37 (d)	1,150	1,153
Magnetite XXVI Ltd
Series 2020-AR2-26A, 5.42%, (3 Month Term SOFR + 1.15%), 01/25/38 (d)	870	873
Magnetite XXVII Ltd
Series 2020-AR-27A, 5.67%, (3 Month Term SOFR + 1.40%), 10/20/34 (d)	250	250
Magnetite XXVIII Ltd
Series 2020-A1RR-28A, 5.50%, (3 Month Term SOFR + 1.24%), 01/15/38 (d)	1,209	1,213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Magnetite XXX, Limited
Series 2021-AR-30A, 5.63%, (3 Month Term SOFR + 1.35%), 10/25/37 (d)	1,072	1,075
Magnetite XXXVI Ltd
Series 2023-AR-36A, 5.64%, (3 Month Term SOFR + 1.32%), 07/26/38 (d)	863	866
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	349	352
Series 2024-A-1A, 5.82%, 08/20/27	561	565
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (d)	181	170
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 5.13%, (1 Month Term SOFR + 0.81%), 07/15/38 (d)	603	603
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	449	443
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	683
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	681
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 12/15/36 (d)	900	698
Morgan Stanley Eaton Vance CLO 2025-21 Ltd
Series 2025-A1-21A, 5.45%, (3 Month Term SOFR + 1.17%), 04/15/38 (d)	1,085	1,087
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 05/25/70 (d)	487	489
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 5.67%, (3 Month Term SOFR + 1.40%), 07/18/38 (d)	965	968
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	121	112
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	261	245
Oak Hill Credit Partners
Series 2024-A1-18A, 5.77%, (3 Month Term SOFR + 1.50%), 04/20/37 (d)	1,393	1,397
Series 2024-A2-18A, 5.92%, (3 Month Term SOFR + 1.65%), 04/20/37 (d)	250	251
OBX 2025-NQM10 Trust
Series 2025-A1-NQM10, REMIC, 5.45%, 05/25/65 (f)	500	502
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (d)	49	47
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	52	50
OHA Credit Funding 13 Ltd
Series 2022-AR-13A, 5.62%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,592	1,595
OHA Credit Funding 14-R Ltd
Series 2023-A-14RA, 5.47%, (3 Month Term SOFR + 1.23%), 04/20/38 (d)	594	595
OHA Credit Funding 4 Ltd.
Series 2019-AR2-4A, 5.56%, (3 Month Term SOFR + 1.29%), 01/22/38 (d)	1,088	1,090
OHA Credit Funding 5 Ltd.
Series 2012-AR4-7A, 5.46%, (3 Month Term SOFR + 1.14%), 02/20/38 (d)	979	977
OHA Credit Funding 6 Ltd
Series 2020-AR2-6A, 5.60%, (3 Month Term SOFR + 1.33%), 10/20/37 (d)	857	860
Onemain Financial Issuance Trust 2025-1
Series 2025-A-1A, 4.82%, 10/14/29	1,000	1,005
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27	149	148
Open Trust 2023-AIR
Series 2023-A-AIR, REMIC, 7.40%, (1 Month Term SOFR + 3.09%), 11/17/25 (d)	198	198
Series 2023-B-AIR, REMIC, 8.15%, (1 Month Term SOFR + 3.84%), 11/17/25 (d)	372	372
Oportun Issuance Trust 2025-B
Series 2025-A-B, 4.88%, 11/08/27	300	301
Palmer Square Loan Funding 2024-2 Ltd
Series 2024-A1N-2A, 5.26%, (3 Month Term SOFR + 1.00%), 01/15/33 (d)	528	528
Palmer Square Loan Funding 2025-1 Ltd
Series 2025-A1-1A, 5.12%, (3 Month Term SOFR + 0.80%), 02/15/33 (d)	1,063	1,060
Palmer Square Loan Funding 2025-2 Ltd
Series 2025-A1-2A, 0.00%, (3 Month Term SOFR + 0.00%), 07/15/33 (d)	847	847
Peace Park CLO Ltd
Series 2021-A-1A, 5.66%, (3 Month Term SOFR + 1.39%), 10/20/34 (d)	898	899
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	212	216
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	666	652
Series 2022-A2II-1A, 4.01%, 12/07/26	595	547
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	625	593
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (d)	410	390
PRET 2025-RPL3 Trust
Series 2025-A1-RPL3, REMIC, 4.15%, 04/25/65 (f)	300	288
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 5.77%, (1 Month Term SOFR + 1.45%), 07/25/54 (d)	420	419
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (f)	156	153
PRPM 2024-RCF6, LLC
Series 2024-A1-RCF6, 4.00%, 10/25/64 (f)	90	88
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (f)	692	672
PRPM 2025-RCF3, LLC
Series 2025-A1-RCF3, REMIC, 5.25%, 07/26/55	200	200
Rockland Park Limited
Series 2021-A-1A, 5.65%, (3 Month Term SOFR + 1.38%), 04/20/34 (d)	1,241	1,243
RR 34 LTD
Series 2024-A1R-34RA, 5.61%, (3 Month Term SOFR + 1.35%), 10/15/39 (d)	478	480
RR 7 Ltd
Series 2019-A1AB-7A, 5.60%, (3 Month Term SOFR + 1.34%), 01/15/37 (d)	1,141	1,143
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	434	414
Series 2020-B-1A, 4.34%, 03/15/27	130	118
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	365	360
Series 2020-2C-2, 2.33%, 01/15/28	279	263
SGUS LLC UNSUB 11% 12/15/29 144A
11.00%, 12/15/29	46	45
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	503	485
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 0.00%, (3 Month Term SOFR + 1.32%), 07/19/38 (d)	697	697
SLAM 2025-1 Ltd
Series 2025-A-1A, 5.81%, 05/15/32	605	615
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 6.31%, (1 Month Term SOFR + 2.00%), 02/15/39 (d)	278	277
Series 2022-C-TFLM, REMIC, 6.96%, (1 Month Term SOFR + 2.65%), 02/15/39 (d)	145	144
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.16%, (1 Month Term SOFR + 0.85%), 11/15/38 (d)	1,438	1,437
Series 2021-B-MFP, REMIC, 6.04%, (1 Month Term SOFR + 1.19%), 11/15/38 (d)	531	531
Series 2021-C-MFP, REMIC, 6.29%, (1 Month Term SOFR + 1.44%), 11/15/38 (d)	330	329
Series 2021-D-MFP, REMIC, 6.54%, (1 Month Term SOFR + 1.69%), 11/15/38 (d)	216	216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A
Series 2025-A2-AA, 4.63%, 12/20/26	500	501
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,243	1,225
Series 2024-A2II-3A, 5.57%, 07/30/29	588	582
Series 2024-A23-3A, 5.91%, 07/30/29	1,192	1,177
Series 2024-A2I-1A, 6.03%, 07/30/29	1,675	1,702
Series 2024-A2II-1A, 6.27%, 07/30/31	996	1,019
Series 2024-A23-1A, 6.51%, 07/30/34	874	894
Symphony CLO 43 Ltd
Series 2024-A1-43A, 5.78%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	856	858
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.61%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	1,781	1,782
Symphony CLO XXXII
Series 2022-A1-32A, 5.60%, (3 Month Term SOFR + 1.32%), 04/23/35 (d)	926	926
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-A-DPM, REMIC, 5.72%, (1 Month Term SOFR + 1.30%), 12/17/29 (d)	1,112	1,112
Series 2024-B-DPM, REMIC, 6.12%, (1 Month Term SOFR + 1.65%), 12/17/29 (d)	271	270
Series 2024-C-DPM, REMIC, 6.36%, (1 Month Term SOFR + 2.05%), 12/17/29 (d)	200	200
Tesla Auto Lease Trust 2023-A
Series 2023-A3-A, 5.89%, 08/20/25	105	105
Tesla Auto Lease Trust 2023-B
Series 2023-A3-B, 6.13%, 12/22/25	438	439
Tesla Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.37%, 06/22/26	29	29
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (f)	545	536
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	494	474
Upgrade Receivables Trust 2024-1
Series 2024-A-1A, 5.37%, 02/18/31	100	100
Verus Securitization Trust 2025-5
Series 2025-A1-5, REMIC, 5.43%, 06/25/70 (f)	300	301
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,059
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	57
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	406	409
Voya CLO 2020-2 Ltd
Series 2020-A1RR-2A, 5.60%, (3 Month Term SOFR + 1.31%), 01/20/38 (d)	304	304
Voya CLO 2023-1 Ltd
Series 2023-A1-1A, 6.07%, (3 Month Term SOFR + 1.80%), 01/21/37 (d)	1,100	1,104
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 5.78%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	813	817
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-A12-MGP, REMIC, 6.00%, (1 Month Term SOFR + 1.75%), 08/15/26 (d)	600	597
Series 2024-A11-MGP, REMIC, 6.30%, (1 Month Term SOFR + 2.05%), 08/15/26 (d)	300	301
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	186	180
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 5.63%, (1 Month Term SOFR + 1.31%), 05/15/31 (d)	688	685
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-2A, 4.87%, 02/18/28	891	895
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (f)	579	595
Willis Engine Structured Trust VIII
Series 2025-A-A, 5.58%, 06/16/31 (l)	770	777
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	304	305
Total Non-U.S. Government Agency Asset-Backed Securities (cost $188,203)		187,770
SENIOR FLOATING RATE INSTRUMENTS 5.4%
Industrials 1.4%
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.79%, (3 Month Term SOFR + 4.25%), 10/28/27 (d)	145	120
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (d)	148	148
Air Canada
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/14/31 (d)	64	64
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.00%), 11/21/31 (d) (r)	12	12
2024 Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 11/21/31 (d)	138	138
Ali Group North America Corporation
2021 Term Loan B, 6.44%, (1 Month Term SOFR + 2.00%), 10/13/28 (d)	70	70
AlixPartners, LLP
2021 USD Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 02/04/28 (d)	203	203
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (d)	494	496
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 07/31/31 (d)	255	255
American Airlines, Inc.
2023 1st Lien Term Loan, 6.51%, (6 Month Term SOFR + 2.25%), 05/29/29 (d)	99	98
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/09/32 (d)	80	80
Amynta Agency Borrower Inc.
2024 1st Lien Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/06/31 (d)	132	132
Anticimex International AB
2021 USD Term Loan B1, 7.66%, (SOFR + 3.40%), 07/21/28 (d)	84	84
2024 Term Loan B6, 7.66%, (SOFR + 3.40%), 11/16/28 (d)	43	44
APi Group DE, Inc.
2025 Term Loan, 6.08%, (1 Month Term SOFR + 1.75%), 01/03/29 (d)	158	158
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (d) (r)	12	12
2024 Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 10/10/31 (d)	107	108
Array Technologies, Inc.
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 10/07/27 (d)	172	171
Artera Services, LLC
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/31 (d)	188	157
Arthur US Finco Inc
Term Loan B, 9.55%, (3 Month Term SOFR + 5.25%), 11/08/30 (d)	138	129
Assetmark Financial Holdings, Inc.
2024 Term Loan, 7.05%, (3 Month Term SOFR + 2.75%), 06/03/31 (d)	164	164
Barnes Group Inc
2025 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/11/31 (d)	95	95
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 12/26/30 (d)	80	79
Beach Acquistion Bidco LLC
Tem Loan B1, 0.00%, (SOFR + 3.25%), 06/25/32 (d) (r)	120	121
Beacon Mobility Corp
Term Loan, 0.00%, (SOFR + 3.25%), 06/18/30 (d) (r)	75	75
Bleriot US Bidco Inc.
2023 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/31/28 (d)	64	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Brock Holdings III, Inc.
2024 Term Loan B, 10.30%, (3 Month Term SOFR + 6.00%), 05/01/30 (d)	50	47
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 07/20/30 (d)	85	85
Carnival Corporation
2025 Term Loan (2027), 6.31%, (1 Month Term SOFR + 2.00%), 08/09/27 (d)	36	36
2025 Term Loan (2028), 6.31%, (1 Month Term SOFR + 2.00%), 10/18/28 (d)	115	115
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (d)	266	251
Chart Industries, Inc.
2024 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 03/15/30 (d)	85	85
CHG Healthcare Services Inc.
2024 Term Loan B1, 7.33%, (3 Month Term SOFR + 3.00%), 09/29/28 (d)	122	122
Chromalloy Corporation
2024 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 03/21/31 (d)	89	89
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.50%, (1 Month Term SOFR + 3.17%), 03/30/29 (d)	631	630
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 03/27/32 (d) (r)	—	—
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.25%), 03/27/32 (d) (r)	5	5
2025 Term Loan B, 7.49%, (3 Month Term SOFR + 3.25%), 03/27/32 (d)	295	294
Conair Holdings, LLC
Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 05/13/28 (d)	129	94
Congruex Group LLC
Term Loan, 0.00%, (3 Month Term SOFR + 1.50%), 04/26/29 (d) (r)	10	9
Term Loan, 5.93%, (3 Month Term SOFR + 1.50%), 04/26/29 (d)	142	122
Constant Contact Inc
Term Loan, 8.52%, (3 Month Term SOFR + 4.00%), 02/10/28 (d)	396	378
Second Lien Term Loan, 12.02%, (3 Month Term SOFR + 7.50%), 02/10/29 (d)	10	9
Construction Partners Inc
Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 10/30/31 (d)	109	110
Core & Main LP
2024 Term Loan E, 6.27%, (6 Month Term SOFR + 2.00%), 02/09/31 (d)	49	49
Corporation Service Company
Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 08/10/29 (d)	213	213
CPI Holdco B LLC
2024 Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 05/10/31 (d)	124	124
CPM Holdings, Inc.
2023 Term Loan, 8.82%, (1 Month Term SOFR + 4.50%), 09/18/28 (d)	49	48
CQP Holdco LP
2024 1st Lien Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 12/31/30 (d)	439	439
Crown Equipment Corporation
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/10/31 (d)	80	80
Crown Subsea Communications Holding, Inc.
2024 Term Loan B1, 8.33%, (1 Month Term SOFR + 4.00%), 01/30/31 (d)	243	244
Darktrace PLC
1st Lien Term Loan, 7.46%, (3 Month Term SOFR + 3.25%), 07/02/31 (d)	150	150
2nd Lien Term Loan, 0.00%, (SOFR + 5.25%), 07/02/32 (d) (r)	10	10
2nd Lien Term Loan, 9.46%, (3 Month Term SOFR + 5.25%), 07/02/32 (d)	105	104
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (d) (l) (r)	5	5
2021 Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 03/31/28 (d)	158	158
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (d)	119	119
2024 1st Lien Term Loan B2, 6.33%, (1 Month Term SOFR + 2.00%), 10/24/31 (d)	45	45
EAB Global, Inc.
2021 Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 08/16/28 (d)	112	110
ECO Material Tech Inc
Term Loan, 7.47%, (6 Month Term SOFR + 3.25%), 02/04/32 (d)	95	96
EMG Utica, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 10/24/29 (d)	80	80
EMRLD Borrower LP
2024 Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 06/18/31 (d)	74	74
Ensemble RCM, LLC
2024 Term Loan B, 7.28%, (3 Month Term SOFR + 3.00%), 08/01/29 (d)	208	208
Esdec Solar Group B.V.
Term Loan B, 9.56%, (3 Month Term SOFR + 5.00%), 08/23/28 (d) (l)	256	188
Fertitta Entertainment, LLC
2022 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 01/13/29 (d) (p)	1,134	1,132
Filtration Group Corporation
2025 USD Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/26/28 (d)	196	197
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 09/15/31 (d) (r)	30	30
2025 Incremental Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/15/31 (d)	179	179
Fusion Buyer LLC
Term Loan, 12.41%, (1 Month Term SOFR + 8.00%), 06/06/30 (d)	128	125
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 03/27/31 (d)	139	138
GFL Environmental Inc.
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 02/04/32 (d)	215	215
Gloves Buyer, Inc.
2025 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 01/16/32 (d) (r)	50	49
2025 Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 01/16/32 (d)	130	127
Griffon Corporation
2024 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 01/24/29 (d)	165	165
Groupe Solmax Inc.
Term Loan, 9.19%, (1 Month Term SOFR + 4.75%), 06/28/28 (d)	83	70
Term Loan, 9.31%, (3 Month Term SOFR + 4.75%), 06/28/28 (d)	97	82
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 04/22/30 (d)	219	219
HighTower Holdings LLC
2025 Term Loan B, 7.26%, (3 Month Term SOFR + 3.00%), 01/16/32 (d)	170	169
Hilcorp Energy I L.P.
Term Loan B, 6.31%, (1 Month Term SOFR + 2.00%), 02/05/30 (d)	90	90
Horizon US Finco LP
Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 12/16/31 (d)	86	84
Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 12/16/31 (d)	173	169
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	89	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 12/06/28 (d)	182	183
John Bean Technologies Corp
Term Loan B, 6.43%, (1 Month Term SOFR + 2.00%), 10/09/31 (d)	45	45
Johnstone Supply LLC
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 06/09/31 (d)	114	114
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, 01/30/32 (d) (r)	27	27
2025 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 01/30/32 (d)	188	188
KNS Acquisition Corp.
2024 Term Loan A, 9.44%, (1 Month Term SOFR + 5.00%), 04/19/30 (d) (l)	89	88
2024 Term Loan B, 11.44%, (1 Month Term SOFR + 7.00%), 10/19/30 (d)	84	69
KUEHG Corp.
2024 Term Loan, 7.55%, (3 Month Term SOFR + 3.25%), 06/12/30 (d)	180	180
LaserShip, Inc.
2024 New Money Term Loan A, 10.56%, (3 Month Term SOFR + 6.25%), 01/02/29 (d)	60	59
2024 Term Loan B, 10.06%, (3 Month Term SOFR + 5.50%), 08/10/29 (d)	169	97
LBM Acquisition LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 12/08/27 (d) (r)	20	20
2024 Incremental Term Loan B, 8.16%, (1 Month Term SOFR + 3.75%), 06/06/31 (d)	277	258
LC AHAB US Bidco LLC
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 04/14/31 (d)	114	114
Madison IAQ LLC
Term Loan, 6.76%, (6 Month Term SOFR + 2.50%), 06/15/28 (d)	133	133
2025 Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 03/26/32 (d)	155	155
Madison Safety & Flow LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/26/31 (d)	40	40
MajorDrive Holdings IV LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 05/12/28 (d) (r)	50	49
Term Loan B, 8.56%, (3 Month Term SOFR + 4.00%), 05/12/28 (d)	75	73
Maximus, Inc.
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 05/21/31 (d)	45	44
Minimax Viking GmbH
2025 USD Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 02/19/32 (d)	80	80
Modena Buyer LLC
Term Loan, 8.78%, (3 Month Term SOFR + 4.50%), 04/03/31 (d)	278	267
Modivcare Inc.
2024 Term Loan B, 4.30%, (3 Month Term SOFR + 4.75%), 06/17/31 (d)	79	58
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, 05/22/32 (d) (r)	8	8
Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 05/22/32 (d)	67	65
Neptune Bidco US Inc
2022 USD Term Loan A, 9.08%, (3 Month Term SOFR + 4.75%), 10/11/28 (d)	355	334
2022 USD Term Loan B, 9.33%, (3 Month Term SOFR + 5.00%), 04/11/29 (d)	381	359
Nielsen Consumer Inc.
2025 USD Term Loan, 7.83%, (1 Month Term SOFR + 3.50%), 03/06/28 (d)	85	85
Nuvei Technologies Corp.
2024 Term Loan B1, 7.33%, (1 Month Term SOFR + 3.00%), 07/19/31 (d)	170	170
OMNIA Partners LLC
2024 Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 07/25/30 (d)	229	229
Optiv Security, Inc.
2023 Term Loan, 9.53%, (3 Month Term SOFR + 5.25%), 08/17/26 (d)	138	110
Oscar AcquisitionCo, LLC
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 04/29/29 (d)	167	153
Osmose Utilities Services, Inc.
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 06/18/28 (d)	10	9
Parexel International Corporation
2025 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 11/15/28 (d)	245	245
Patagonia Holdco LLC
Term Loan B1, 10.05%, (3 Month Term SOFR + 5.75%), 08/01/29 (d) (p)	83	67
PHRG Intermediate LLC
2025 Term Loan B, 8.33%, (3 Month Term SOFR + 4.00%), 02/13/32 (d)	150	149
Pike Corporation
2021 Incremental Term Loan B, 7.44%, (1 Month Term SOFR + 3.00%), 01/15/28 (d)	91	91
Pitney Bowes Inc.
2025 Term Loan B, 8.08%, (1 Month Term SOFR + 3.75%), 01/31/32 (d)	80	80
PMHC II, Inc.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/03/29 (d) (r)	55	48
2022 Term Loan B, 8.64%, (3 Month Term SOFR + 4.25%), 02/03/29 (d)	60	52
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	22	22
Quikrete Holdings, Inc.
2025 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/30/32 (d)	239	239
Rand Parent, LLC
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 03/18/30 (d)	38	38
Reworld Holding Corp
Term Loan B, 6.56%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	104	104
Term Loan C, 6.56%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	8	8
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 11/30/28 (d)	47	47
2025 Term Loan C, 6.57%, (3 Month Term SOFR + 2.25%), 11/30/28 (d)	3	3
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 11/23/29 (d)	104	103
Sabert Corporation
2024 Term Loan B, 7.44%, (1 Month Term SOFR + 3.00%), 12/10/26 (d)	123	123
Sk Neptune Husky Finance S.A.R.L
Term Loan, 0.00%, (Prime + 9.00%), 04/30/33 (d) (g) (h)	14	3
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.02%, (3 Month Term SOFR + 3.75%), 09/16/27 (d)	75	75
Southern Veterinary Partners, LLC
2024 1st Lien Term Loan, 7.53%, (3 Month Term SOFR + 3.25%), 10/30/31 (d)	185	185
Spin Holdco Inc.
2021 Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 02/26/28 (d)	1,148	1,004
Stepstone Group Midco 2 GMBH/ The
USD Term Loan B, 8.61%, (3 Month Term SOFR + 4.50%), 12/04/31 (d)	60	58
USD Term Loan B, 8.65%, (3 Month Term SOFR + 4.50%), 12/04/31 (d)	—	—
TK Elevator Midco GmbH
2025 USD Term Loan B, 7.24%, (SOFR + 3.00%), 04/30/30 (d)	161	161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 13.50%, (Fixed + 13.50%), 02/14/27	141	131
TransDigm, Inc.
2024 Term Loan I, 7.05%, (3 Month Term SOFR + 2.75%), 08/24/28 (d)	646	648
2024 Term Loan K, 7.05%, (3 Month Term SOFR + 2.75%), 02/22/30 (d)	49	49
2024 Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 09/05/32 (d)	124	124
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 15.54%, (PIK + 2.20%), 09/29/28 (d) (p)	114	87
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 02/22/31 (d)	157	158
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 8.78%, (3 Month Term SOFR + 4.50%), 10/03/31 (d)	1	1
2024 Term Loan, 8.78%, (6 Month Term SOFR + 4.50%), 10/03/31 (d)	62	62
2024 Delayed Draw Term Loan, 8.82%, (3 Month Term SOFR + 4.50%), 10/03/31 (d)	2	2
Vista Management Holding, Inc.
2025 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 03/27/31 (d)	105	105
VM Consolidated, Inc.
2024 Term Loan B2, 6.58%, (1 Month Term SOFR + 2.25%), 03/24/28 (d)	122	122
WEC US Holdings Ltd.
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/20/31 (d)	335	335
WIN Waste Innovations Holdings, Inc.
2025 Incremental Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 03/27/28 (d)	95	95
2021 Term Loan B, 7.19%, (1 Month Term SOFR + 2.75%), 03/31/28 (d)	274	271
Worldwide Express Operations, LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 07/26/28 (d)	188	188
		20,778
Information Technology 0.8%
Ahead DB Holdings, LLC
2024 Term Loan B3, 7.30%, (3 Month Term SOFR + 3.00%), 01/24/31 (d)	94	94
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 02/07/31 (d)	191	192
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/11/28 (d)	150	150
2021 2nd Lien Term Loan, 10.18%, (1 Month Term SOFR + 5.75%), 11/18/29 (d)	80	80
AZZ Inc.
Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 05/06/29 (d)	84	84
Boost Newco Borrower, LLC
2025 USD Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (d)	582	583
CACI International, Inc.
Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/16/31 (d)	75	74
Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 10/16/31 (d)	5	5
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.43%, (1 Month Term SOFR + 4.00%), 03/15/31 (d)	193	189
Chamberlain Group Inc
Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 10/22/28 (d)	79	79
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 03/30/29 (d)	296	296
2024 USD Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 03/24/31 (d)	235	235
ConnectWise, LLC
2021 Term Loan B, 8.06%, (3 Month Term SOFR + 3.50%), 09/23/28 (d)	128	128
Dayforce, Inc.
2025 Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 03/01/31 (d)	69	69
DCert Buyer, Inc.
2019 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (d)	772	764
2021 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 7.00%), 02/16/29 (d) (r)	10	9
2021 2nd Lien Term Loan, 11.33%, (1 Month Term SOFR + 7.00%), 02/16/29 (d)	225	195
Dragon Buyer, Inc
Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 09/24/31 (d)	90	90
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/31/30 (d)	59	59
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 10/29/29 (d)	56	56
EP Purchaser LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 11/06/28 (d) (r)	30	29
Epicor Software Corporation
2024 Term Loan E, 7.08%, (1 Month Term SOFR + 2.75%), 05/23/31 (d)	242	243
Finastra USA, Inc.
2023 Term Loan, 11.43%, (6 Month Term SOFR + 7.25%), 09/13/29 (d)	173	173
Flexera Software LLC
2024 1st Lien Term Loan, 7.31%, (3 Month Term SOFR + 3.00%), 03/03/28 (d)	192	192
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (d)	68	66
Galaxy US Opco Inc.
Term Loan, 9.28%, (3 Month Term SOFR + 2.00%), 04/19/29 (d)	63	58
Gen Digital Inc.
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/28/29 (d)	240	240
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 01/23/32 (d)	70	70
Go Daddy Operating Company, LLC
2024 Term Loan B8, 6.08%, (1 Month Term SOFR + 1.75%), 11/09/29 (d)	131	131
2024 Term Loan B7, 6.08%, (1 Month Term SOFR + 1.75%), 05/21/31 (d)	104	104
GTT Communications, Inc.
2025 Fixed Holdco Term Loan, 0.00%, (Fixed + 0.00%), 07/15/31 (d) (r)	32	26
Kaseya Inc.
2025 1st Lien Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 03/05/32 (d)	284	285
2025 2nd Lien Term Loan B, 9.33%, (1 Month Term SOFR + 5.00%), 03/07/33 (d)	100	100
MH Sub I, LLC
2021 2nd Lien Term Loan, 10.58%, (1 Month Term SOFR + 6.25%), 02/12/29 (d)	90	79
2024 Term Loan B4, 8.58%, (1 Month Term SOFR + 4.25%), 12/11/31 (d)	637	552
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 06/05/31 (d)	169	168
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 08/17/29 (d)	197	197
NCR Atleos LLC
2024 Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 04/16/29 (d)	83	84
Open Text Corporation
2023 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/31/30 (d)	169	169
Polaris Newco LLC
USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 06/03/28 (d) (r)	20	19
USD Term Loan B, 8.29%, (3 Month Term SOFR + 3.75%), 06/03/28 (d)	859	836

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
2nd Lien Term Loan, 13.43%, (3 Month Term SOFR + 9.00%), 06/04/29 (d)	95	92
Priority Holdings, LLC
2024 Term Loan B, 9.08%, (1 Month Term SOFR + 4.75%), 05/16/31 (d)	35	35
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 10/28/30 (d)	223	224
2025 2nd Lien Incremental Term Loan, 9.31%, (3 Month Term SOFR + 5.00%), 11/22/32 (d)	110	109
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 07/02/31 (d)	123	123
Proofpoint, Inc.
2024 Term Loan, 7.33%, (1 Month Term SOFR + 3.00%), 08/31/28 (d)	134	134
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.18%, (1 Month Term SOFR + 2.75%), 03/15/28 (d)	272	123
2024 First Lien First Out Term Loan, 10.68%, (1 Month Term SOFR + 6.25%), 05/15/28 (d)	63	63
RealPage, Inc
1st Lien Term Loan, 7.56%, (3 Month Term SOFR + 3.00%), 02/18/28 (d)	142	141
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (d)	60	60
Red Planet Borrower, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 09/23/28 (d) (r)	—	—
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 09/23/28 (d)	205	203
Renaissance Holding Corp.
2024 1st Lien Term Loan, 8.28%, (3 Month Term SOFR + 4.00%), 04/05/30 (d)	200	181
Sandisk Corp
Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 12/12/31 (d)	342	340
Shift4
Term Loan, 0.00%, (SOFR + 2.75%), 05/12/32 (d) (r)	25	25
Sovos Compliance, LLC
2025 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 08/12/29 (d)	93	93
SS&C Technologies Inc.
2024 Term Loan B8, 6.33%, (1 Month Term SOFR + 2.00%), 05/09/31 (d)	215	216
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 10/11/31 (d)	105	105
TTM Technologies, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/23/30 (d)	102	102
Twitter, Inc.
Term Loan, 10.95%, (3 Month Term SOFR + 6.50%), 10/27/29 (d)	373	364
2025 Fixed Term Loan, 9.50%, (Fixed + 9.50%), 12/31/99 (d)	645	627
UKG Inc.
2024 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 01/30/31 (d)	637	639
Vertiv Group Corporation
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 03/02/27 (d)	187	187
VS Buyer, LLC
2024 1st Lien Term Loan B, 7.02%, (1 Month Term SOFR + 2.75%), 04/12/31 (d)	79	80
Xai Corp
Term Loan, 0.00%, (3 Month Term SOFR + 7.25%), 12/31/49 (d) (r)	50	48
Zayo Group Holdings, Inc.
USD Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (d)	140	133
2022 USD Incremental Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 03/09/27 (d)	103	99
Zelis Payments Buyer, Inc.
Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 09/28/29 (d)	158	157
5th Amendment Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 10/24/31 (d)	99	99
		12,054
Communication Services 0.8%
19th Holdings Golf, LLC
2022 Term Loan B, 7.66%, (1 Month Term SOFR + 3.25%), 01/27/29 (d)	211	208
Academy, Ltd.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (d)	56	56
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 8.26%, (3 Month Term SOFR + 4.00%), 04/08/30 (d)	145	145
Allen Media, LLC
2021 Term Loan B, 9.95%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (p)	373	237
Altice France S.A.
2018 Term Loan B13, 10.50%, (Prime + 3.00%), 07/13/26 (d)	20	18
2023 USD Term Loan B14, 0.00%, (3 Month Term SOFR + 5.50%), 08/31/28 (d) (r)	95	86
2023 USD Term Loan B14, 9.76%, (3 Month Term SOFR + 5.50%), 08/31/28 (d)	1,023	924
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	109	98
High-Yield Term Loan B2, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	135	121
Arcis Golf LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 11/24/28 (d)	131	131
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 5.56%, (3 Month Term SOFR + 4.09%), 07/31/25 (d)	320	223
2024 Incremental Second Out Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 07/31/25 (d)	8	8
2024 Bridge Term Loan, 14.58%, (3 Month Term SOFR + 10.00%), 12/24/25 (d)	14	14
2025 5th Amendment Incremental Bridge Loan, 14.52%, (1 Month Term SOFR + 10.00%), 03/25/26 (d)	133	136
Charter Communications Operating, LLC
2024 Term Loan B5, 6.55%, (3 Month Term SOFR + 2.25%), 11/21/31 (d)	617	618
Ciena Corporation
2025 Repriced Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/24/30 (d)	44	44
City Football Group Limited
2024 Term Loan, 8.04%, (3 Month Term SOFR + 3.50%), 07/21/30 (d)	254	252
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.56%, (3 Month Term SOFR + 5.00%), 10/01/28 (d)	236	236
CMG Media Corporation
2024 Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 06/18/29 (d) (r)	5	5
2024 Term Loan, 7.90%, (3 Month Term SOFR + 3.50%), 06/18/29 (d)	458	443
CommScope, Inc.
2024 Term Loan, 9.58%, (1 Month Term SOFR + 5.25%), 12/15/29 (d)	350	354
2024 Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 12/17/29 (d) (r)	190	192
Connect Holding II LLC
Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 4.25%), 04/03/31 (d) (r)	101	92
Delayed Draw Term Loan 1, 0.00%, 04/03/31 (d) (r)	92	85
Delayed Draw Term Loan, 8.58%, (1 Month Term SOFR + 4.25%), 04/03/31 (d)	17	16
PIK Term Loan B, 10.06%, (Fixed + 10.06%), 10/03/31	26	19
Coral-US Co-Borrower, LLC
2021 Term Loan B6, 7.43%, (1 Month Term SOFR + 3.00%), 09/23/29 (d)	55	55
2025 Term Loan B7, 7.51%, (3 Month Term SOFR + 3.25%), 01/24/32 (d)	160	158

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Crown Finance US Inc
Term Loan, 0.00%, (SOFR + 4.50%), 10/31/31 (d) (r)	65	65
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (d)	398	398
CSC Holdings, LLC
2022 Term Loan B6, 8.81%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	45	44
Dave & Buster's, Inc.
2024 Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 06/29/29 (d)	115	111
2024 1st Lien Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 09/26/31 (d)	109	104
Dotdash Meredith Inc
2025 Term Loan B, 7.82%, (3 Month Term SOFR + 3.50%), 06/05/32 (d)	170	170
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 11/18/28 (d)	34	34
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (d)	191	190
2025 Term Loan B, 8.50%, (Prime + 1.00%), 05/22/32 (d)	50	50
Frontier Communications Corp.
2025 Term Loan B, 6.79%, (6 Month Term SOFR + 2.50%), 07/01/31 (d)	114	114
Great Outdoors Group, LLC
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 01/20/32 (d)	2,158	2,152
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 6.90%, (3 Month Term SOFR + 2.50%), 03/16/27 (d)	81	81
2024 USD Term Loan B3, 7.05%, (3 Month Term SOFR + 2.75%), 10/31/29 (d)	176	176
Herschend Entertainment Company, LLC
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/17/32 (d)	65	65
II-VI Incorporated
2024 1st Lien Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 07/02/29 (d)	246	246
LCPR Loan Financing LLC
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 09/25/28 (d)	30	19
Level 3 Financing Inc.
2025 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 03/20/32 (d)	310	313
Life Time Fitness Inc
2024 Term Loan B, 6.78%, (3 Month Term SOFR + 2.50%), 10/22/31 (d)	154	155
Light and Wonder International, Inc.
2024 Term Loan B2, 6.56%, (1 Month Term SOFR + 2.25%), 04/19/29 (d)	184	184
Lumen Technologies, Inc.
2024 Term Loan A, 10.33%, (1 Month Term SOFR + 6.00%), 06/01/28 (d)	175	179
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (d)	174	172
2024 Extended Term Loan B2, 0.00%, (1 Month Term SOFR + 2.35%), 04/15/30 (d) (r)	10	10
2024 Extended Term Loan B2, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/30 (d)	536	529
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 6.94%, (1 Month Term SOFR + 2.50%), 06/13/26 (d)	119	119
Ontario Gaming GTA LP
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/11/30 (d)	128	127
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.03%, (3 Month Term SOFR + 3.75%), 02/21/30 (d)	89	89
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.61%, (3 Month Term SOFR + 9.05%), 11/01/25 (d)	174	1
Sinclair Television Group Inc.
2025 Term Loan B7, 8.53%, (1 Month Term SOFR + 4.10%), 12/31/30 (d)	73	62
Topgolf Callaway Brands Corp.
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 03/14/30 (d)	64	63
Townsquare Media, Inc.
2025 Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 01/17/31 (d) (l)	45	40
TripAdvisor Inc
Term Loan, 7.05%, (3 Month Term SOFR + 2.75%), 07/01/31 (d)	79	79
UFC Holdings, LLC
2024 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 11/13/31 (d)	80	80
Univision Communications Inc.
2022 Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 05/06/28 (d)	241	233
2024 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 01/31/29 (d)	74	73
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (d)	58	58
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.37%, (6 Month Term SOFR + 3.17%), 03/06/31 (d)	185	182
		11,741
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.08%, (1 Month Term SOFR + 1.75%), 09/23/30 (d)	163	162
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 12/21/28 (d)	803	802
ACProducts, Inc.
2021 Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 05/17/28 (d)	168	126
American Trailer World Corp.
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 02/17/28 (d)	177	144
Apro, LLC
2024 Term Loan B, 8.06%, (1 Month Term SOFR + 3.75%), 06/26/31 (d)	134	133
Aramark Services, Inc.
2024 Term Loan B7, 6.33%, (1 Month Term SOFR + 2.00%), 04/06/28 (d)	85	85
2024 Term Loan B8, 6.33%, (1 Month Term SOFR + 2.00%), 06/24/30 (d)	113	114
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 05/09/31 (d)	99	99
At Home Group Inc.
Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 07/24/28 (d)	121	7
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/01/31 (d)	243	244
BJ's Wholesale Club, Inc.
2023 Term Loan B, 6.06%, (1 Month Term SOFR + 1.75%), 02/03/29 (d)	79	79
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.08%, (1 Month Term SOFR + 2.75%), 12/13/29 (d)	127	127
2024 Term Loan B4, 7.08%, (1 Month Term SOFR + 2.75%), 01/22/31 (d)	13	13
Byju's Alpha, Inc.
2024 DIP New Money Term Loan, 12.33%, (1 Month Term SOFR + 8.00%), 04/03/26 (d) (l)	1	1
2024 DIP New Money Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 04/09/26 (d) (l) (r)	1	1
2024 Prepetition Reimbursement New Money Term Loan, 12.32%, (SOFR + 8.00%), 04/24/26 (d) (l)	4	4
2024 Bridge Term Loan, 12.33%, (1 Month Term SOFR + 8.00%), 04/24/26 (d) (l)	1	1
Term Loan B, 0.00%, (LIBOR + 5.50%), 11/05/26 (d) (g) (h)	158	10
Caesars Entertainment Inc.
Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/25/30 (d)	570	568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
2024 Term Loan B1, 6.58%, (1 Month Term SOFR + 2.25%), 01/24/31 (d)	69	69
Clarios Global LP
2024 USD Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 05/06/30 (d)	213	213
2025 USD Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 01/14/32 (d)	115	115
CWGS Group, LLC
2021 Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 05/25/28 (d)	129	126
EG Group Limited
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 02/07/28 (d)	199	200
Empire Today, LLC
2024 2nd Out Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 08/03/29 (d) (l)	49	15
2024 1st Out Term Loan B, 10.04%, (3 Month Term SOFR + 5.50%), 08/03/29 (d) (l)	8	6
2024 UnSub FLFO Term Loan A, 10.04%, (3 Month Term SOFR + 5.50%), 08/30/29 (d) (l)	15	12
Epic Creations Inc
DIP New Money Term Loan, 14.33%, (1 Month Term SOFR + 10.00%), 11/01/25 (d) (l)	1	1
Flynn Restaurant Group LP
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 11/22/28 (d)	78	78
2025 Incremental Term Loan, 8.08%, (1 Month Term SOFR + 3.75%), 01/17/32 (d)	229	229
Foundation Building Materials Holding Company LLC
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 02/03/28 (d) (r)	10	10
2021 Term Loan, 7.79%, (3 Month Term SOFR + 3.25%), 02/03/28 (d)	50	49
2024 Term Loan B2, 8.28%, (3 Month Term SOFR + 4.00%), 01/25/31 (d)	262	256
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 11/30/29 (d)	—	—
Fugue Finance B.V.
2025 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 01/09/32 (d)	98	99
GEN II Fund Services LLC
2024 Term Loan B, 6.97%, (6 Month Term SOFR + 2.75%), 11/19/31 (d)	110	110
Golden Entertainment, Inc.
2023 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 05/18/30 (d)	196	196
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 05/20/28 (d)	378	378
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (d)	567	564
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 04/26/30 (d)	210	207
LIDS Holdings, Inc.
Term Loan, 9.96%, (3 Month Term SOFR + 5.50%), 12/03/26 (d) (l)	23	23
Lippert Colipper
Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 03/18/32 (d)	85	85
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 03/17/31 (d)	166	166
Michaels Companies, Inc.
2021 Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 04/08/28 (d)	133	111
Needle Holdings LLC
2024 Exit Term Loan, 0.00%, (1 Month Term SOFR + 9.50%), 04/30/28 (d) (g) (h) (l)	12	3
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 10.53%, (1 Month Term SOFR + 6.25%), 03/01/26 (d)	100	87
2019 Term Loan B, 10.58%, (1 Month Term SOFR + 6.25%), 03/01/26 (d)	—	—
PCI Gaming Authority
Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 05/15/26 (d)	57	57
Power Stop, LLC
2022 Term Loan, 9.13%, (3 Month Term SOFR + 4.75%), 01/26/29 (d)	188	140
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 09/10/31 (d)	25	25
Restoration Hardware, Inc.
Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 10/15/28 (d) (r)	90	87
Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 10/15/28 (d)	117	114
2022 Incremental Term Loan, 0.00%, (SOFR + 3.25%), 10/20/28 (d) (r)	90	87
2022 Incremental Term Loan, 7.68%, (1 Month Term SOFR + 3.25%), 10/20/28 (d)	20	19
RVR Dealership Holdings, LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 02/08/28 (d)	187	171
Sizzling Platter LLC
Term Loan, 0.00%, (SOFR + 5.00%), 06/24/32 (d) (r)	125	121
Somnigroup International Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 10/24/31 (d) (r)	20	20
Term Loan B, 6.57%, (SOFR + 2.25%), 10/24/31 (d)	215	215
Specialty Building Products Holdings, LLC
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 10/05/28 (d)	57	55
Staples, Inc.
2024 Term Loan B, 10.03%, (3 Month Term SOFR + 5.75%), 08/22/29 (d)	322	296
Station Casinos LLC
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 03/07/31 (d)	172	172
Sweetwater Borrower, LLC
Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 08/03/28 (d)	178	178
TGP Holdings III, LLC
2021 Term Loan, 0.00%, (SOFR + 3.25%), 06/24/28 (d) (r)	5	4
2021 Term Loan, 7.68%, (1 Month Term SOFR + 3.25%), 06/24/28 (d)	195	173
Tory Burch LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 04/14/28 (d)	178	177
Varsity Brands, Inc.
2025 Term Loan, 7.83%, (3 Month Term SOFR + 3.50%), 08/26/31 (d)	214	214
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 01/30/31 (d)	85	84
Weber-Stephen Products LLC
Term Loan B, 0.00%, (SOFR + 3.25%), 10/20/27 (d) (r)	70	69
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 10/20/27 (d)	341	338
2022 Incremental Term Loan B, 8.68%, (1 Month Term SOFR + 4.25%), 10/30/27 (d)	94	94
WH Borrower, LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 02/12/32 (d) (r)	50	50
2025 Term Loan B, 9.07%, (3 Month Term SOFR + 4.75%), 02/12/32 (d)	470	469
Whatabrands LLC
2024 1st Lien Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 08/03/28 (d)	162	162
		9,719
Financials 0.5%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.33%, (1 Month Term SOFR + 3.00%), 11/06/30 (d)	892	889
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 06/07/32 (d)	175	175
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Alera Group, Inc.
2025 Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 05/21/32 (d)	130	130
2025 2nd Lien Term Loan, 9.82%, (3 Month Term SOFR + 5.50%), 05/15/33 (d)	105	107
AmWINS Group, Inc.
2025 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/23/32 (d)	239	239
Asurion LLC
2021 Term Loan B9, 7.69%, (1 Month Term SOFR + 3.25%), 02/05/28 (d)	84	83
2021 2nd Lien Term Loan B3, 9.69%, (1 Month Term SOFR + 5.25%), 02/05/28 (d)	120	114
2022 Term Loan B10, 0.00%, (1 Month Term SOFR + 4.00%), 08/16/28 (d) (r)	20	20
2022 Term Loan B10, 8.43%, (1 Month Term SOFR + 4.00%), 08/16/28 (d)	178	176
2023 Term Loan B11, 8.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (d)	116	115
2021 Second Lien Term Loan B4, 9.69%, (1 Month Term SOFR + 5.25%), 01/15/29 (d)	320	296
2024 Term Loan B12, 8.58%, (1 Month Term SOFR + 4.25%), 09/12/30 (d)	1,039	1,012
2025 Term Loan B13, 8.68%, (1 Month Term SOFR + 4.25%), 09/19/30 (d)	170	165
Azorra Soar TLB Finance Ltd
Term Loan B, 7.82%, (3 Month Term SOFR + 3.50%), 10/10/29 (d)	79	80
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.33%, (1 Month Term SOFR + 3.00%), 05/10/31 (d)	219	219
CFC Bidco 2022 Ltd
Term Loan, 0.00%, (SOFR + 3.75%), 05/30/32 (d) (r)	140	139
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 02/11/28 (d)	168	168
Citadel Securities LP
2024 First Lien Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 10/31/31 (d)	238	239
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (d)	201	200
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (d)	55	55
2025 2nd Amendment Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/16/32 (d)	70	70
Debt Price 2L Term Loans
Term Loan, 13.00%, 12/11/29 (d) (l)	40	40
HUB International Limited
2025 Term Loan B, 6.77%, (SOFR + 2.50%), 06/20/30 (d)	2	2
2025 Term Loan B, 6.77%, (3 Month Term SOFR + 2.50%), 06/20/30 (d)	579	580
Jane Street Group, LLC
2024 Term Loan B1, 6.33%, (3 Month Term SOFR + 2.00%), 12/10/31 (d)	248	247
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 03/15/30 (d)	59	59
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 06/27/31 (d)	182	162
Mavis Tire Express Services Corp.
2025 Repriced Term Loan, 7.33%, (3 Month Term SOFR + 3.00%), 05/04/28 (d)	—	—
NEXUS Buyer LLC
2021 Second Lien Term Loan, 10.68%, (1 Month Term SOFR + 6.25%), 10/29/29 (d)	55	55
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 07/31/31 (d)	251	251
Novae LLC
1st Lien Term Loan, 9.45%, (3 Month Term SOFR + 5.00%), 01/19/29 (d) (l) (p)	84	79
Osttra Group Ltd
Term Loan, 0.00%, (SOFR + 3.50%), 05/21/32 (d) (r)	80	80
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 09/11/31 (d)	153	152
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 02/16/28 (d)	168	169
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 11.92%, (1 Month Term SOFR + 7.50%), 10/03/29 (d)	71	21
2024 UnSub FLFO, 12.67%, (1 Month Term SOFR + 8.25%), 10/07/29 (d) (l)	33	28
Superannuation and Investments US LLC
USD Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/23/28 (d)	78	78
Trans Union, LLC
2024 Term Loan B8, 6.08%, (1 Month Term SOFR + 1.75%), 06/06/31 (d)	49	49
2024 Term Loan B9, 6.08%, (1 Month Term SOFR + 1.75%), 06/24/31 (d)	168	168
Truist Insurance Holdings LLC
2024 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 05/06/31 (d)	208	208
USI, Inc.
2024 Term Loan D, 6.55%, (3 Month Term SOFR + 2.25%), 11/23/29 (d)	129	129
2024 Term Loan C, 6.55%, (3 Month Term SOFR + 2.25%), 09/27/30 (d)	29	29
Viant Medical Holdings, Inc.
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 4.00%), 10/15/31 (d)	—	—
		7,277
Materials 0.4%
Ahlstrommunksjo Holdings 3 Oy
Term Loan, 0.00%, (SOFR + 4.25%), 05/22/30 (d) (r)	145	144
American Rock Salt Company LLC
2021 Term Loan, 8.59%, (1 Month Term SOFR + 4.00%), 06/04/28 (d)	34	28
2024 First Out Delayed Draw Term Loan, 0.00%, (SOFR + 7.00%), 06/09/28 (d) (r)	8	8
2024 First Out Term Loan, 11.59%, (1 Month Term SOFR + 7.00%), 06/09/28 (d)	13	13
2024 First Out Delayed Draw Term Loan, 2.00%, 06/12/28 (d)	3	3
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (d)	68	63
2020 2nd Lien Term Loan, 12.18%, (1 Month Term SOFR + 7.75%), 10/28/28 (d)	140	131
Avient Corporation
2025 Term Loan B, 5.96%, (3 Month Term SOFR + 1.75%), 08/29/29 (d)	28	28
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 12/20/29 (d)	47	47
Bakelite US Holdco, Inc.
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 12/16/31 (d)	154	152
Berlin Packaging LLC
2024 Term Loan B7, 7.80%, (3 Month Term SOFR + 3.50%), 06/09/31 (d)	22	22
2024 Term Loan B7, 7.82%, (1 Month Term SOFR + 3.50%), 06/09/31 (d)	169	169
2024 Term Loan B7, 7.82%, (1 Month Term SOFR + 3.50%), 06/09/31 (d)	27	27
Charter NEX US, Inc.
2024 Term Loan B1, 7.06%, (1 Month Term SOFR + 2.75%), 12/01/30 (d)	184	184
Chemours Company (The)
2023 USD Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 08/10/28 (d)	219	218
Consolidated Energy Finance, S.A.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 11/07/30 (d) (r)	10	9
2024 Term Loan B, 8.83%, (3 Month Term SOFR + 4.50%), 11/07/30 (d)	113	106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Derby Buyer LLC
2024 Repriced Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 11/01/30 (d)	128	128
Discovery Purchaser Corporation
Term Loan, 8.02%, (3 Month Term SOFR + 3.75%), 08/04/29 (d)	253	252
Graham Packaging Company Inc.
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 08/04/27 (d)	147	147
Hexion Holdings Corporation
2024 Term Loan B, 8.31%, (1 Month Term SOFR + 4.00%), 03/15/29 (d)	467	466
2022 USD 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 7.44%), 02/09/30 (d) (r)	5	5
2022 USD 2nd Lien Term Loan, 11.86%, (1 Month Term SOFR + 7.44%), 02/09/30 (d)	49	48
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.68%, (1 Month Term SOFR + 4.25%), 03/09/29 (d)	192	178
2023 USD Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 03/01/30 (d)	64	58
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.23%, (6 Month Term SOFR + 4.72%), 02/04/26 (d)	145	133
Kodiak Building Partners Inc.
2024 Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 11/26/31 (d)	185	178
Lonza Group AG
USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.92%), 04/29/28 (d) (r)	25	23
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.92%), 04/29/28 (d)	273	248
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 0.00%, (SOFR + 7.00%), 10/22/28 (d) (g) (h)	58	2
M2S Group Holdings Inc
Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 08/21/31 (d)	349	336
Natgasoline LLC
2025 Term Loan B, 9.80%, (Prime + 5.50%), 03/25/30 (d)	323	320
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 09/22/28 (d)	176	177
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.51%, (3 Month Term SOFR + 3.25%), 04/03/28 (d)	138	140
Pregis TopCo Corporation
2025 Refinancing Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 02/28/29 (d)	—	—
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.28%, (3 Month Term SOFR + 3.00%), 03/16/27 (d)	99	99
2021 Incremental Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 03/16/27 (d)	20	20
Spa Holdings 3 Oy
USD Term Loan B, 8.31%, (3 Month Term SOFR + 3.75%), 03/18/28 (d)	91	91
SupplyOne, Inc
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 3.50%), 03/27/31 (d)	30	30
TPC Group Inc.
2024 Term Loan B, 9.95%, (6 Month Term SOFR + 5.75%), 11/22/31 (d)	195	187
TricorBraun Holdings, Inc.
2021 Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 01/29/28 (d)	212	212
USALCO, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 4.00%), 09/17/31 (d) (r)	7	8
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 09/17/31 (d)	72	72
W.R. Grace & Co.-Conn.
2021 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 08/11/28 (d)	125	125
Windsor Holdings III, LLC
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/01/30 (d)	182	182
Zekelman Industries, Inc.
2024 Term Loan B, 6.56%, (1 Month Term SOFR + 2.25%), 01/24/31 (d)	84	84
		5,301
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.70%, (3 Month Term SOFR + 4.25%), 02/01/29 (d)	98	67
Avantor Funding, Inc.
2024 Term Loan, 6.43%, (1 Month Term SOFR + 2.00%), 11/08/27 (d)	11	11
Bausch & Lomb Corporation
Term Loan, 0.00%, (SOFR + 4.25%), 12/17/30 (d) (r)	220	220
Bausch Health Companies Inc.
2025 Term Loan B, 10.56%, (1 Month Term SOFR + 6.25%), 09/25/30 (d)	550	529
Cano Health LLC
2024 Exit Term Loan, 13.80%, (3 Month Term SOFR + 9.50%), 06/28/29 (d)	92	74
CNT Holdings I Corp
2025 Term Loan, 6.78%, (3 Month Term SOFR + 2.50%), 11/08/32 (d)	164	164
DaVita, Inc.
2024 Extended Term Loan B1, 6.33%, (1 Month Term SOFR + 2.00%), 04/25/31 (d)	140	141
Electron BidCo Inc.
2021 Term Loan, 7.08%, (1 Month Term SOFR + 2.75%), 10/29/28 (d)	82	83
Embecta Corp
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 01/27/29 (d)	133	132
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 04/23/31 (d)	189	188
Fitness International, LLC
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 5.25%), 01/30/29 (d)	69	69
Geo Group, Inc. (The)
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 5.25%), 04/04/29 (d)	66	66
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (d) (r)	8	8
2024 Delayed Draw Term Loan, 7.83%, (1 Month Term SOFR + 3.50%), 10/16/31 (d)	1	1
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 10/16/31 (d)	71	71
Help At Home, Inc.
2024 Term Loan B, 9.33%, (1 Month Term SOFR + 5.00%), 09/20/31 (d)	313	303
Insulet Corporation
2025 Term Loan, 6.31%, (1 Month Term SOFR + 2.00%), 08/04/31 (d)	218	219
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 05/05/28 (d)	243	244
Loire Finco Luxembourg S.a.r.l.
2025 USD Term Loan B, 8.43%, (1 Month Term SOFR + 4.00%), 01/31/30 (d)	55	55
MED ParentCo LP
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 04/15/31 (d)	130	131
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 10/23/28 (d)	444	444
Organon & Co
2024 USD Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 05/19/31 (d)	159	156
Owens & Minor Inc
Term Loan, 0.00%, (SOFR + 5.25%), 04/02/30 (d) (r)	120	119
Phoenix Guarantor Inc
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 02/21/31 (d)	104	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Radiology Partners Inc
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 1.50%), 01/31/29 (d)	98	98
Term Loan B, 0.00%, (SOFR + 4.50%), 06/26/32 (d) (r)	125	124
Sotera Health Holdings, LLC
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 05/30/31 (d)	89	90
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.69%, (1 Month Term SOFR + 4.25%), 09/22/28 (d)	44	43
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.54%, (3 Month Term SOFR + 4.00%), 12/30/26 (d)	652	627
2020 Incremental Term Loan, 13.04%, (3 Month Term SOFR + 8.50%), 12/30/26 (d)	53	52
US Radiology Specialists, Inc.
2024 Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 05/10/28 (d)	62	62
		4,695
Consumer Staples 0.2%
Aspire Bakeries Holdings LLC
Term Loan, 8.58%, (1 Month Term SOFR + 4.25%), 12/16/30 (d)	99	99
BIFM US Finance LLC
2024 Incremental Term Loan, 8.08%, (1 Month Term SOFR + 3.75%), 05/31/28 (d)	89	89
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 03/17/28 (d)	121	120
Cardenas Markets, Inc.
2022 Term Loan, 11.15%, (3 Month Term SOFR + 6.75%), 07/20/29 (d)	195	179
Celsius Holdings, Inc
Term Loan, 7.55%, (3 Month Term SOFR + 3.25%), 03/21/32 (d)	110	111
Chobani, LLC
2025 Repriced Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 10/25/27 (d)	174	175
Del Monte Foods, Inc.
2024 First Out Term Loan, 15.47%, (PIK + 3.00%), 08/31/28 (d)	158	142
2025 PIK Term Loan, 12.41%, (SOFR + 8.00%), 11/02/28 (d)	142	128
2024 Second Out Term Loan, 8.71%, (3 Month Term SOFR + 4.25%), 02/15/29 (d)	39	21
2024 Second Out Term Loan, 8.72%, (3 Month Term SOFR + 4.25%), 02/15/29 (d)	237	130
Eagle Parent Corp.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 03/17/29 (d) (r)	5	5
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (d)	295	290
2025 Incremental Term Loan, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (d) (l)	214	213
Fiesta Purchaser, Inc.
2024 1st Lien Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 02/12/31 (d)	129	129
Froneri Lux Finco Sarl
2024 USD Term Loan B4, 6.24%, (6 Month Term SOFR + 2.00%), 09/16/31 (d)	153	150
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (d)	79	80
JP Intermediate B, LLC
2023 Term Loan, 0.00%, (Prime + 6.50%), 11/20/27 (d) (g) (h)	128	4
Naked Juice LLC
2025 FLSO Term Loan, 7.56%, (3 Month Term SOFR + 3.25%), 01/24/29 (d)	143	113
2025 FLFO Term Loan, 9.71%, (3 Month Term SOFR + 5.50%), 01/24/29 (d)	108	106
2025 FLTO Term Loan, 10.31%, (3 Month Term SOFR + 6.00%), 01/24/30 (d)	28	13
Newly Weds Foods Inc
Term Loan B, 6.56%, (1 Month Term SOFR + 2.25%), 03/05/32 (d)	245	244
Olaplex, Inc
2022 Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 02/17/29 (d)	23	22
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.53%, (3 Month Term SOFR + 3.25%), 04/01/29 (d)	111	111
2024 1st Lien Term Loan B, 7.53%, (1 Month Term SOFR + 3.25%), 04/01/29 (d)	6	6
Primo Brands Corporation
2025 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 03/31/28 (d)	365	366
Upfield B.V.
2025 USD Term Loan B12, 8.07%, (3 Month Term SOFR + 3.75%), 01/03/28 (d)	139	138
WOOF Holdings, Inc
1st Lien Term Loan, 8.34%, (3 Month Term SOFR + 3.75%), 12/16/27 (d)	192	125
		3,309
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 0.00%, (SOFR + 2.75%), 09/19/31 (d) (r)	40	40
Term Loan B, 7.08%, (1 Month Term SOFR + 2.50%), 09/19/31 (d)	129	129
Cogentrix Finance Holdco I LLC
Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 02/13/32 (d)	100	100
Hamilton Projects Acquiror, LLC
2024 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 05/22/31 (d)	48	48
Term Loan, 0.00%, (SOFR + 2.50%), 05/30/31 (d) (r)	15	15
Lightning Power LLC
Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 08/08/31 (d)	189	189
New Fortress Energy Inc
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (d) (r)	55	30
2025 Incremental Term Loan B, 9.81%, (3 Month Term SOFR + 5.50%), 10/30/28 (d)	1,097	590
NRG Energy, Inc.
2024 Term Loan, 6.03%, (3 Month Term SOFR + 1.75%), 03/27/31 (d)	55	55
Talen Energy Supply, LLC
2024-1 Incremental Term Loan, 6.81%, (3 Month Term SOFR + 2.50%), 12/10/31 (d)	55	55
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.08%, (1 Month Term SOFR + 1.75%), 12/11/25 (d)	237	237
		1,488
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.30%, (3 Month Term SOFR + 3.00%), 10/31/28 (d)	120	121
CVR Energy, Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 12/30/27 (d)	58	58
Delek US Holdings, Inc.
2022 Term Loan B, 7.93%, (1 Month Term SOFR + 3.50%), 11/10/29 (d)	128	126
Epic Crude Services, LP
2024 Term Loan B, 7.26%, (3 Month Term SOFR + 3.00%), 10/09/31 (d)	115	115
Par Petroleum, LLC
2024 Term Loan B, 8.01%, (3 Month Term SOFR + 3.75%), 02/28/30 (d)	88	87
Prairie ECI Acquiror LP
2024 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 08/01/29 (d)	54	55
Rockpoint Gas Storage Partners LP
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 09/18/31 (d)	174	175
Traverse Midstream Partners LLC
2017 Term Loan, 7.28%, (3 Month Term SOFR + 3.00%), 02/16/28 (d)	59	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 05/07/29 (d)	55	54
2024 1st Lien Term Loan B, 9.31%, (3 Month Term SOFR + 4.75%), 06/22/29 (d)	224	223
		1,073
Real Estate 0.1%
Brand Industrial Services Inc
2024 Term Loan B, 8.78%, (3 Month Term SOFR + 4.50%), 08/01/30 (d)	493	411
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan B1, 7.08%, (1 Month Term SOFR + 2.75%), 01/31/30 (d)	115	115
2024 Tranche 2 Incremental Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 01/31/30 (d)	66	67
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 08/21/30 (d)	79	79
		672
Total Senior Floating Rate Instruments (cost $80,164)		78,107
COMMON STOCKS 0.2%
Energy 0.1%
California Resources Corporation	2	77
Expand Energy Corporation	5	550
Limetree Bay Cayman Limited (g) (l)	—	—
Mesquite Energy, Inc. (g) (l)	4	782
New Fortress Energy Inc. (g) (s)	8	25
		1,434
Financials 0.1%
Acrisure Investment Holdings, LLC (g) (l)	6	153
AFLAC Incorporated (g)	2	34
New Cineworld Ltd. (g) (l)	5	118
		305
Materials 0.0%
ACNR Holdings Inc. (g) (l)	2	210
Health Care 0.0%
Cano Health, Inc. (g) (l)	15	184
Industrials 0.0%
Fusion Parent, LLC (g) (l)	3	138
Spirit Aviation Holdings Inc. (g) (s)	1	4
		142
Consumer Discretionary 0.0%
Joann Inc. (g) (l)	36	—
Old Claimco, LLC (g) (l)	5	59
Party City Holdings Inc. (g) (l)	—	—
		59
Information Technology 0.0%
Travelport Worldwide Limited (g) (l)	—	28
Communication Services 0.0%
Diamond Sports Group, LLC (g)	—	3
Total Common Stocks (cost $860)		2,365
PREFERRED STOCKS 0.0%
Information Technology 0.0%
MicroStrategy Incorporated, 10.00% (m)	2	206
Total Preferred Stocks (cost $195)		206
WARRANTS 0.0%
Cano Health, Inc. (g) (l)	1	2
Carnelian Point Holdings, L.P. (g) (l)	—	—
Total Warrants (cost $3)		2
OTHER EQUITY INTERESTS 0.0%
Parkland Corporation (g) (l) (t)	60	—
Parkland Corporation (g) (l) (t)	55	—
Parkland Corporation (g) (l) (t)	210	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.20% (u) (v)	17,195	17,195
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.30% (u) (v)	11,262	11,262
Total Short Term Investments (cost $28,457)		28,457
Total Investments 105.1% (cost $1,601,071)		1,533,569
Total Forward Sales Commitments 0.0% (proceeds $366)		(369)
Total Purchased Options 0.0% (cost $814)		665
Other Derivative Instruments 0.0%		242
Other Assets and Liabilities, Net (5.1)%		(74,556)
Total Net Assets 100.0%		1,459,551

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $82,004.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $136,260 and 9.3% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(g) Non-income producing security.

(h) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) All or a portion of the security was on loan as of June 30, 2025.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 07/15/55 (a)	(200)	(173)
TBA, 5.00%, 07/15/55 (a)	(200)	(196)
Total Government And Agency Obligations (proceeds $366)		(369)
Total Forward Sales Commitments (0.0%) (proceeds $366)		(369)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2025, the total proceeds for investments sold on a delayed delivery basis was $366.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	17,327	141,915	142,047	792	—	—	17,195	1.2
JNL Government Money Market Fund, 4.30% - Class SL	10,156	80,787	79,681	266	—	—	11,262	0.7
	27,483	222,702	221,728	1,058	—	—	28,457	1.9

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alpha Star Holding IX Limited, 7.00%, 08/26/28	04/02/25	204	203	—
Celtic Resources Holdings Designated Activity Company, 0.00%, 12/31/25	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	192	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	200	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	172	187	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	258	256	0.1
Leviathan Bond Ltd, 6.50%, 06/30/27	05/14/25	158	159	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	41	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/29	07/01/19	74	18	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	05/15/17	3,158	966	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	176	—
Saudi Arabian Oil Company, 6.38%, 06/02/55	06/11/25	197	200	—
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	45	44	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	111	—
X.Ai Corp., 12.50%, 06/30/30	06/20/25	100	101	—
		5,977	2,854	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	114	September 2025	12,514	35	268
United States 2 Year Note	112	October 2025	23,205	6	94
United States 5 Year Note	1,096	October 2025	117,782	145	1,682
United States Long Bond	9	September 2025	1,016	9	24
United States Ultra Bond	5	September 2025	571	7	24
				202	2,092

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.75	(A)	09/17/27	13,622	(6)	(69)
U.S. SOFR (A)	Receiving	3.75	(A)	09/17/28	23,950	(20)	(179)
U.S. SOFR (A)	Receiving	3.75	(A)	09/17/29	6,178	(8)	(64)
U.S. SOFR (A)	Receiving	3.75	(A)	09/17/30	5,132	(9)	(62)
U.S. SOFR (A)	Receiving	3.75	(A)	09/17/32	208	(1)	(3)
U.S. SOFR (A)	Receiving	3.75	(A)	09/17/45	5,516	(32)	(128)
						(76)	(505)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 04/25/35	BOA	Call	4.03	04/23/30	470,000	470	16
U.S. SOFR, 05/06/35	BOA	Call	4.07	05/02/30	1,930,000	1,930	65
U.S. SOFR, 04/26/35	BOA	Call	4.08	04/24/30	1,380,000	1,380	47
U.S. SOFR, 05/09/35	BOA	Call	4.01	05/07/30	610,000	610	20
U.S. SOFR, 01/30/36	CIT	Call	4.11	01/28/26	2,480,000	2,480	27
U.S. SOFR, 04/29/35	CIT	Call	4.03	04/25/30	600,000	600	20
U.S. SOFR, 11/09/34	MSC	Call	3.87	11/07/29	1,700,000	1,700	55
U.S. SOFR, 04/26/35	MSC	Call	4.08	04/24/30	1,490,000	1,490	51
U.S. SOFR, 04/26/35	BOA	Put	4.08	04/24/30	1,380,000	1,380	42
U.S. SOFR, 05/06/35	BOA	Put	4.07	05/02/30	1,930,000	1,930	60
U.S. SOFR, 04/25/35	BOA	Put	4.03	04/23/30	470,000	470	15
U.S. SOFR, 05/09/35	BOA	Put	4.01	05/07/30	610,000	610	19
U.S. SOFR, 01/30/36	CIT	Put	4.11	01/28/26	2,480,000	2,480	112
U.S. SOFR, 04/29/35	CIT	Put	4.03	04/25/30	600,000	600	19
U.S. SOFR, 11/09/34	MSC	Put	3.87	11/07/29	1,700,000	1,700	51
U.S. SOFR, 04/26/35	MSC	Put	4.08	04/24/30	1,490,000	1,490	46
							665

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 11/03/35	BOA	Call	3.63	10/30/25	1,900,000	1,900	(30)
U.S. SOFR, 04/23/36	BOA	Call	3.89	04/21/26	500,000	500	(18)
U.S. SOFR, 11/03/35	BOA	Put	3.63	10/30/25	1,900,000	1,900	(38)
U.S. SOFR, 04/23/36	BOA	Put	3.89	04/21/26	500,000	500	(11)
							(97)

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	40	6	10	(4)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	7	11	(4)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	110	17	25	(8)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	10	17	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	9	17	(8)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	200	31	61	(30)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	7	15	(8)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	20	3	6	(3)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	8	12	(4)
CMBX.NA.BBB-.17 (M)	GSC	N/A	3.00	12/15/56	200	22	32	(10)
CMBX.NA.BB.18 (M)	GSC	N/A	5.00	12/17/57	100	11	15	(4)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	6	10	(4)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	6	7	(1)
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	(4)	6	(10)
CMBX.NA.BB.18 (M)	JPM	N/A	5.00	12/17/57	100	11	7	4
CMBX.NA.BBB-.18 (M)	JPM	N/A	3.00	12/17/57	100	6	5	1
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	400	23	15	8
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	60	10	17	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	5	8	(3)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	40	6	10	(4)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	13	21	(8)
CMBX.NA.BBB-.17 (M)	MSC	N/A	3.00	12/15/56	200	23	29	(6)
CMBX.NA.BB.18 (M)	MSC	N/A	5.00	12/17/57	100	11	7	4
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	11	22	(11)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	200	23	25	(2)
CMBX.NA.BBB-.18 (M)	CIT	N/A	3.00	12/17/57	200	11	7	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.BBB-.18 (M)	CIT	N/A	3.00	12/17/57	100	6	4	2
					3,850	306	436	(130)
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(300)	(5)	(4)	(1)
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(1,700)	(25)	(23)	(2)
CMBX.NA.AAA.17 (M)	MSC	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(400)	(6)	(7)	1
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(600)	(8)	(18)	10
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(100)	(2)	(3)	1
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(400)	(6)	(10)	4
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	4	(23)	27
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(100)	(1)	(1)	—
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(1,300)	(12)	(26)	14
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(3)	(5)	2
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(1)	(2)	1
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(500)	(7)	(9)	2
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(400)	(5)	(6)	1
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(900)	(13)	(22)	9
CMBX.NA.AAA.18 (M)	CIT	0.00	0.50	12/17/57	(600)	1	(1)	2
					(8,870)	(93)	(164)	71

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	844,299	—	844,299
Corporate Bonds And Notes	—	392,316	47	392,363
Non-U.S. Government Agency Asset-Backed Securities	—	186,993	777	187,770
Senior Floating Rate Instruments	—	77,359	748	78,107
Common Stocks	630	63	1,672	2,365
Preferred Stocks	206	—	—	206
Warrants	—	—	2	2
Other Equity Interests	—	—	—	—
Short Term Investments	28,457	—	—	28,457
	29,293	1,501,030	3,246	1,533,569
Liabilities - Securities
Government And Agency Obligations	—	(369)	—	(369)
	—	(369)	—	(369)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,092	—	—	2,092
OTC Purchased Options	—	665	—	665
OTC Credit Default Swap Agreements	—	97	—	97
	2,092	762	—	2,854
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(505)	—	(505)
OTC Written Options	—	(97)	—	(97)
OTC Credit Default Swap Agreements	—	(156)	—	(156)
	—	(758)	—	(758)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.6%
United States of America 54.8%
AES Corporation, The	215	2,260
American Electric Power Company, Inc.	226	23,493
American Tower Corporation	14	3,177
Cheniere Energy, Inc.	78	18,954
Crown Castle Inc.	93	9,550
CSX Corporation	516	16,854
Dominion Energy, Inc.	249	14,061
DT Midstream, Inc.	45	4,963
Duke Energy Corporation	199	23,488
Evergy, Inc.	223	15,382
Eversource Energy	203	12,930
NextEra Energy, Inc.	169	11,747
Norfolk Southern Corporation	83	21,123
ONEOK, Inc.	243	19,819
PG&E Corporation	556	7,749
Public Service Enterprise Group Incorporated	147	12,418
SBA Communications Corporation - Class A	48	11,200
Sempra	237	17,989
Targa Resources Corp.	45	7,782
UGI Corporation	153	5,559
XCEL Energy Inc.	290	19,735
		280,233
France 6.9%
Aeroports de Paris (a)	66	8,339
Getlink S.E.	935	18,037
VINCI	61	9,069
		35,445
Australia 6.7%
Atlas Arteria Limited	3,188	10,688
Transurban Holdings Limited	2,569	23,626
		34,314
United Kingdom 6.7%
National Grid PLC	1,515	22,166
Severn Trent PLC	318	11,938
		34,104
Mexico 4.7%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	656	15,020
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	817	9,211
		24,231
China 3.6%
Beijing Capital International Airport Co., Ltd. - Class H (b)	14,486	5,477
China Tower Corporation Limited - Class H	4,580	6,557
ENN Energy Holdings Limited	783	6,307
		18,341
Switzerland 3.0%
Flughafen Zurich AG - Class N	53	15,134
Canada 2.9%
Canadian Pacific Kansas City Limited (a)	186	14,784
Italy 2.7%
Hera S.p.A. (a)	1,611	7,787
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	479	5,857
		13,644
Japan 2.6%
Japan Airport Terminal Co., Ltd.	246	7,858
West Japan Railway Company	248	5,683
		13,541
Brazil 2.0%
Motiva Infraestrutura De Mobilidade S.A.	3,963	10,102
Germany 2.0%
RWE Aktiengesellschaft	241	10,080
Total Common Stocks (cost $468,802)		503,953
SHORT TERM INVESTMENTS 3.9%
Securities Lending Collateral 3.0%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	15,363	15,363
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	4,698	4,698
Total Short Term Investments (cost $20,061)		20,061
Total Investments 102.5% (cost $488,863)		524,014
Other Assets and Liabilities, Net (2.5)%		(12,970)
Total Net Assets 100.0%		511,044

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,419	88,863	90,584	99	—	—	4,698	0.9
JNL Government Money Market Fund, 4.30% - Class SL	—	46,811	31,448	22	—	—	15,363	3.0
	6,419	135,674	122,032	121	—	—	20,061	3.9

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	07/30/21	5,618	5,857	1.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	329,350	174,603	—	503,953
Short Term Investments	20,061	—	—	20,061
	349,411	174,603	—	524,014

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 36.0%
Health Care 7.2%
Centene Corporation
4.63%, 12/15/29	4,780	4,672
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	10,242
6.13%, 04/01/30 (b)	8,000	5,909
10.88%, 01/15/32 (b)	24,250	25,671
CVS Health Corporation
5.25%, 02/21/33	3,500	3,523
Davita Inc.
4.63%, 06/01/30 (b)	9,000	8,625
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,181
HCA Inc.
5.50%, 06/01/33	8,500	8,709
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a) (b)	4,000	3,841
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	5,999
6.13%, 06/15/30	20,000	20,347
		100,719
Financials 6.4%
AerCap Ireland Capital Designated Activity Company
5.30%, 01/19/34	4,000	4,028
Barclays PLC
5.75%, 08/09/33 (c)	8,500	8,788
7.44%, 11/02/33	5,000	5,672
Citigroup Inc.
6.27%, 11/17/33	10,500	11,311
Ford Motor Credit Company LLC
4.95%, 05/28/27	4,000	3,976
7.35%, 03/06/30	3,000	3,167
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,681
Goldman Sachs Group, Inc., The
6.56%, 10/24/34	11,500	12,729
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (d)	2,000	2,064
6.88%, (100, 06/01/29) (d)	3,000	3,167
6.25%, 10/23/34	1,500	1,629
KeyBank National Association
4.90%, 08/08/32	1,500	1,447
Morgan Stanley
6.34%, 10/18/33	2,000	2,173
5.25%, 04/21/34	4,000	4,069
6.63%, 11/01/34	2,500	2,758
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,252
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,951
U.S. Bancorp
5.85%, 10/21/33	4,500	4,732
Wells Fargo & Company
5.56%, 07/25/34	8,000	8,260
		89,854
Industrials 5.1%
American Airlines, Inc.
5.50%, 04/20/26 (b)	3,333	3,333
5.75%, 04/20/29 (b)	4,000	4,009
8.50%, 05/15/29 (a) (b)	2,500	2,620
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	4,278	4,017
5.25%, 08/15/27 (b)	18,496	8,181
Boeing Company, The
5.15%, 05/01/30 (e)	3,000	3,056
3.25%, 02/01/35	4,500	3,791
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (b)	2,000	2,050
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	3,500	3,228
EMRLD Borrower LP
6.63%, 12/15/30 (b)	3,500	3,582
Herc Holdings Inc.
7.00%, 06/15/30 (b)	1,250	1,309
JetBlue Airways Corporation
9.88%, 09/20/31 (b)	3,500	3,407
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (b)	5,000	5,086
9.25%, 04/15/27 (b)	5,500	5,459
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)	3,000	3,087
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (b)	1,000	1,000
TransDigm Inc.
6.75%, 08/15/28 (b)	5,300	5,413
6.63%, 03/01/32 (b)	5,000	5,179
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	4,000	3,883
		71,690
Consumer Discretionary 4.0%
7-Eleven, Inc.
1.80%, 02/10/31 (b)	2,000	1,695
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (b) (f)	4,000	4,160
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	5,000	5,180
6.50%, 02/15/32 (b)	2,500	2,563
6.00%, 10/15/32 (a) (b)	3,500	3,430
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a) (b)	6,215	4,811
Fertitta Entertainment LLC
4.63%, 01/15/29 (a) (b)	1,600	1,534
6.75%, 01/15/30 (b)	3,000	2,771
Ford Motor Company
3.25%, 02/12/32	3,500	2,952
General Motors Company
5.60%, 10/15/32	2,500	2,541
5.15%, 04/01/38	6,000	5,583
JH North America Holdings Inc.
10.00%, 01/15/31 (b)	1,500	1,473
NCL Corporation Ltd.
6.75%, 02/01/32 (b)	1,000	1,022
Newell Brands Inc.
8.50%, 06/01/28 (b)	1,500	1,580
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	5,500	5,513
Univision Communications Inc.
6.63%, 06/01/27 (b)	2,000	1,995
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	2,000	2,001
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (a) (b)	5,000	5,033
		55,837
Energy 3.6%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (b)	3,546	3,545
8.13%, 01/15/27 (b)	3,000	2,980
9.25%, 07/15/29 (b)	4,800	4,920
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (b)	2,000	1,959
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	4,051
Matador Resources Company
6.25%, 04/15/33 (b)	1,500	1,491
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,115
5.55%, 10/01/34	2,000	1,963
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (d)	7,500	7,310
8.13%, 06/01/28 (b)	4,500	4,648

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Venture Global Plaquemines LNG, LLC
7.75%, 05/01/35 (b)	4,500	4,875
Weatherford International Ltd
8.63%, 04/30/30 (b)	6,000	6,181
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,574
		50,612
Materials 2.8%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	5,000	4,756
ArcelorMittal
6.80%, 11/29/32	6,000	6,597
Celanese US Holdings LLC
6.42%, 07/15/27 (e) (g)	6,000	6,213
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (a) (b)	2,500	2,358
7.38%, 05/01/33 (b)	2,000	1,877
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	3,032
4.38%, 04/01/31 (b)	3,000	2,795
Rain Carbon Inc.
12.25%, 09/01/29 (b)	4,500	4,827
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	8,000	7,780
		40,235
Communication Services 2.3%
CCO Holdings, LLC
5.13%, 05/01/27 (b)	2,000	1,993
5.00%, 02/01/28 (b)	5,000	4,954
6.38%, 09/01/29 (b)	5,000	5,102
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (b)	4,500	4,258
CommScope, LLC.
7.13%, 07/01/28 (b)	9,775	9,599
9.50%, 12/15/31 (a) (b)	6,000	6,279
		32,185
Utilities 2.2%
Calpine Corporation
5.13%, 03/15/28 (b)	7,000	6,993
NRG Energy, Inc.
5.75%, 07/15/29 (b)	9,000	9,011
PG&E Company
4.55%, 07/01/30	2,500	2,440
The Southern Company
3.25%, 06/15/28 (b) (c)	1,500	1,512
Vistra Corp.
8.00%, (100, 10/15/26) (b) (d)	8,000	8,189
Vistra Operations Company LLC
7.75%, 10/15/31 (b)	2,500	2,656
		30,801
Consumer Staples 1.7%
B.A.T Capital Corporation
6.42%, 08/02/33	2,850	3,104
JBS USA Food Company
5.75%, 04/01/33	4,000	4,115
Opal Bidco SAS
6.50%, 03/31/32 (b)	2,000	2,039
Pilgrim's Pride Corporation
6.25%, 07/01/33 (a)	4,500	4,758
United Rentals (North America), Inc.
4.88%, 01/15/28 (a)	6,000	5,978
6.00%, 12/15/29 (b)	4,000	4,095
		24,089
Information Technology 0.7%
Commscope Finance LLC
8.25%, 03/01/27 (b)	2,000	1,992
HP, Inc.
5.50%, 01/15/33	5,000	5,098
Micron Technology, Inc.
5.88%, 02/09/33	1,000	1,043
Oracle Corporation
6.25%, 11/09/32	2,000	2,164
		10,297
Total Corporate Bonds And Notes (cost $499,542)		506,319
COMMON STOCKS 32.2%
Health Care 6.1%
AbbVie Inc.	65	12,065
Amgen Inc.	20	5,584
AstraZeneca PLC - ADR	60	4,193
Bristol-Myers Squibb Company	93	4,303
Endo, Inc. (h)	105	2,194
Johnson & Johnson	160	24,440
Medtronic, Inc.	50	4,359
Merck & Co., Inc.	225	17,811
Pfizer Inc.	470	11,390
		86,339
Energy 5.3%
Chevron Corporation	185	26,490
ConocoPhillips	75	6,731
Exxon Mobil Corporation	220	23,716
Schlumberger Limited	125	4,225
Shell PLC - Class A - ADR	150	10,562
TotalEnergies SE - ADR	40	2,456
		74,180
Consumer Staples 4.8%
Coca-Cola Company, The	150	10,613
Nestle S.A. - Series B - ADR	80	7,946
PepsiCo, Inc.	150	19,806
Philip Morris International Inc.	60	10,928
Procter & Gamble Company, The	115	18,322
		67,615
Utilities 4.1%
Dominion Energy, Inc.	150	8,478
Duke Energy Corporation	70	8,260
NextEra Energy, Inc.	211	14,670
Sempra	75	5,683
The Southern Company	175	16,070
XCEL Energy Inc.	63	4,290
		57,451
Industrials 3.8%
Caterpillar Inc.	5	1,941
Honeywell International Inc.	23	5,355
Johnson Controls International Public Limited Company	50	5,281
Lockheed Martin Corporation	30	13,894
RTX Corporation	45	6,571
Union Pacific Corporation	66	15,184
United Parcel Service, Inc. - Class B	51	5,097
		53,323
Information Technology 2.5%
Cisco Systems, Inc.	225	15,610
Microchip Technology Incorporated	70	4,928
Texas Instruments Incorporated	70	14,533
		35,071
Financials 1.9%
Charles Schwab Corporation, The	50	4,562
Citigroup Inc.	25	2,128
Fifth Third Bancorp	75	3,085
JPMorgan Chase & Co.	25	7,248
Morgan Stanley	50	7,043
Truist Financial Corporation	50	2,150
		26,216
Materials 1.7%
Air Products and Chemicals, Inc.	25	7,052
Albemarle Corporation	25	1,567
LyondellBasell Industries N.V. - Class A	56	3,240
Rio Tinto PLC - ADR	201	11,708
		23,567
Consumer Discretionary 1.2%
Home Depot, Inc., The	35	12,832

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
McDonald's Corporation	15	4,383
		17,215
Communication Services 0.8%
Comcast Corporation - Class A	175	6,246
Verizon Communications Inc.	120	5,192
		11,438
Total Common Stocks (cost $414,393)		452,415
EQUITY LINKED STRUCTURED NOTES 17.0%
Barclays Bank PLC
(Dell Technologies Inc.), 12.00%, 09/03/25 (i)	37	4,535
(Microchip Technology Incorporated), 10.00%, 10/14/25 (i)	66	4,711
(RTX Corporation), 7.50%, 10/16/25 (i)	45	5,740
(Target Corporation), 10.00%, 12/29/25 (i)	31	3,132
(Amazon.com, Inc.), 10.00%, 03/25/26 (i)	25	5,316
BNP Paribas Issuance B.V.
(Freeport-McMoRan Inc.), 10.00%, 08/12/25 (i)	175	7,648
(International Paper Company), 9.00%, 10/20/25 (i)	65	3,045
(Applied Materials, Inc.), 10.00%, 12/10/25 (b) (i)	28	5,051
(Advanced Micro Devices, Inc.), 10.00%, 03/02/26 (b) (i)	30	3,843
(Texas Instruments Incorporated), 9.00%, 07/01/26 (i)	50	10,172
Citigroup Global Markets Holdings Inc.
(UnitedHealth Group Incorporated), 9.00%, 01/27/26 (i)	7	2,326
(Newmont Corporation), 9.50%, 02/18/26 (i)	123	5,920
Citigroup Inc.
(Boeing Company, The), 8.50%, 12/08/25 (i)	44	7,727
Goldman Sachs Bank USA
(NIKE, Inc.), 9.00%, 03/31/26 (i)	50	3,678
JPMorgan Chase Bank, National Association
(Home Depot, Inc. , The), 8.00%, 10/15/25 (b) (i)	12	4,355
(CVS Health Corporation), 9.00%, 11/25/25 (b) (i)	75	4,897
(Boeing Company, The), 10.00%, 01/22/26 (i)	23	4,373
(Truist Financial Corporation), 9.50%, 03/02/26 (b) (i)	125	5,356
Merrill Lynch SA
(Morgan Stanley), 9.00%, 07/14/25 (i)	45	4,847
(Bank of America Corporation), 7.50%, 10/06/25 (i)	13	5,785
(Halliburton Company), 8.50%, 11/13/25 (i)	120	2,539
(Microsoft Corporation), 7.00%, 03/09/26 (i)	15	6,641
(Comcast Corporation), 8.50%, 06/22/26 (i)	150	5,225
(UnitedHealth Group Incorporated), 10.00%, 07/01/26 (i)	10	3,082
Mizuho Markets Cayman LP
(Barrick Mining Corporation), 9.00%, 07/08/25 (b) (i)	150	2,932
(Hewlett Packard Enterprise Company), 9.50%, 09/30/25 (b) (i)	200	3,865
(Intel Corporation), 10.00%, 12/08/25 (b) (i)	275	6,324
(Freeport-McMoRan Inc.), 10.00%, 12/24/25 (b) (i)	100	4,318
(Exxon Mobil Corporation), 8.50%, 04/07/26 (b) (i)	100	10,962
(Analog Devices, Inc.), 8.50%, 05/18/26 (b) (i)	45	9,836
(Amgen Inc.), 10.00%, 06/15/26 (i)	18	4,879
Royal Bank of Canada
(Texas Instruments Incorporated), 8.50%, 07/15/25 (b) (i)	2	414
(Cisco Systems, Inc.), 8.00%, 09/17/25 (i)	85	4,660
Toronto-Dominion Bank, The
(Starbucks Corporation), 9.00%, 01/12/26 (i)	89	8,184
(Target Corporation), 12.00%, 06/30/26 (i)	40	3,841
UBS AG
(Intel Corporation), 10.00%, 07/29/25 (i)	125	2,830
(Target Corporation), 10.00%, 09/15/25 (i)	15	1,507
(Analog Devices, Inc.), 9.00%, 09/17/25 (i)	17	3,992
(Bank of America Corporation), 8.00%, 01/28/26 (i)	300	14,066
(Marvell Technology, Inc.), 12.00%, 05/14/26 (i)	60	4,096
(Accenture Public Limited Company), 8.00%, 07/13/26 (i) (j)	15	4,627
Wells Fargo Bank, National Association
(UnitedHealth Group Incorporated), 7.00%, 07/14/25 (b) (i)	9	2,657
(Qualcomm Incorporated), 10.00%, 10/22/25 (i)	30	4,849
(Schlumberger Limited), 10.00%, 11/26/25 (i)	100	3,505
(Citigroup Inc.), 8.50%, 02/25/26 (i)	70	5,912
(CVS Health Corporation), 10.00%, 04/09/26 (b) (i)	80	5,463
(Wells Fargo & Company), 9.00%, 06/15/26 (i)	17	4,502
Total Equity Linked Structured Notes (cost $237,885)		238,165
GOVERNMENT AND AGENCY OBLIGATIONS 10.1%
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53 - 11/01/54	19,374	19,010
5.50%, 07/01/53 - 02/01/55	20,804	20,816
6.00%, 01/01/55 - 02/01/55	6,064	6,164
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	498	471
5.00%, 05/01/53 - 11/01/53	14,227	13,981
5.50%, 11/01/54	3,302	3,302
Government National Mortgage Association
6.00%, 01/20/55 - 06/20/55	15,457	15,686
5.50%, 03/20/55 - 06/20/55	8,791	8,806
		88,236
U.S. Treasury Bond 2.4%
Treasury, United States Department of
3.63%, 05/15/53	14,000	11,419
Principal Only, 0.00%, 11/15/54 (k)	75,000	18,352
4.50%, 11/15/54	5,000	4,766
		34,537
U.S. Treasury Note 1.4%
Treasury, United States Department of
4.00%, 05/31/30	7,500	7,573
2.88%, 05/15/32	5,000	4,666
4.13%, 05/31/32	7,500	7,564
		19,803
Total Government And Agency Obligations (cost $143,127)		142,576
PREFERRED STOCKS 1.6%
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (c)	110	7,480
Materials 0.5%
Albemarle Corporation, 7.25%, 03/01/27 (c)	225	7,223
Utilities 0.5%
NextEra Energy, Inc., 7.23%, 11/01/27 (c)	150	6,638
Financials 0.1%
Ares Management Corporation, 6.75%, 10/01/27 (c)	25	1,325
Total Preferred Stocks (cost $22,832)		22,666
SENIOR FLOATING RATE INSTRUMENTS 0.6%
Information Technology 0.3%
MPH Acquisition Holdings LLC
2025 Exchange 1st Out Term Loan, 8.03%, (3 Month Term SOFR + 3.75%), 12/31/30 (i)	893	878
Twitter, Inc.
Term Loan, 10.95%, (3 Month Term SOFR + 6.50%), 10/27/29 (i)	3,482	3,398
		4,276
Financials 0.2%
Opal Bidco SAS
USD Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 03/01/32 (i)	2,000	2,007
Industrials 0.1%
Clydesdale Acquisition Holdings Inc
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.25%), 03/27/32 (i) (l)	26	26
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 03/27/32 (i) (l)	1,474	1,468
		1,494
Total Senior Floating Rate Instruments (cost $7,748)		7,777

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	2,866	2,907
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,789	1,821
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,655)		4,728
OTHER EQUITY INTERESTS 0.0%
Endo, Inc. (h) (m) (n)	4,724	—
Endo, Inc. (h) (m) (n)	2,500	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.2%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.20% (o) (p)	22,947	22,947
Securities Lending Collateral 1.6%
JNL Government Money Market Fund - Class SL, 4.30% (o) (p)	21,833	21,833
Total Short Term Investments (cost $44,780)		44,780
Total Investments 101.0% (cost $1,374,962)		1,419,426
Other Assets and Liabilities, Net (1.0)%		(14,746)
Total Net Assets 100.0%		1,404,680

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $371,352 and 26.4% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(h) Non-income producing security.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	18,630	194,115	189,798	334	—	—	22,947	1.6
JNL Government Money Market Fund, 4.30% - Class SL	14,770	77,993	70,930	353	—	—	21,833	1.6
	33,400	272,108	260,728	687	—	—	44,780	3.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	506,319	—	506,319
Common Stocks	452,415	—	—	452,415
Equity Linked Structured Notes	—	238,165	—	238,165
Government And Agency Obligations	—	142,576	—	142,576
Preferred Stocks	22,666	—	—	22,666
Senior Floating Rate Instruments	—	7,777	—	7,777
Non-U.S. Government Agency Asset-Backed Securities	—	4,728	—	4,728
Other Equity Interests	—	—	—	—
Short Term Investments	44,780	—	—	44,780
	519,861	899,565	—	1,419,426

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.5%
Information Technology 31.6%
Accenture Public Limited Company - Class A	103	30,826
Adobe Inc. (a)	106	41,203
Akamai Technologies, Inc. (a)	213	16,974
Amphenol Corporation - Class A	499	49,289
Applied Materials, Inc.	418	76,471
Broadcom Inc.	305	84,161
CDW Corp.	140	24,931
Cisco Systems, Inc.	775	53,792
Corning Incorporated	1,304	68,585
Fair Isaac Corporation (a)	27	48,935
Fortinet, Inc. (a)	359	38,004
Gartner, Inc. (a)	70	28,135
Hewlett Packard Enterprise Company	1,339	27,378
HP, Inc.	1,583	38,727
Intel Corporation	792	17,730
Jabil Inc.	617	134,491
KLA Corporation	96	85,841
Lam Research Corporation	827	80,481
Microsoft Corporation	130	64,641
Motorola Solutions, Inc.	114	48,065
NetApp, Inc.	1,333	142,085
NVIDIA Corporation	416	65,728
NXP Semiconductors N.V.	115	25,029
Oracle Corporation	205	44,893
Qualcomm Incorporated	706	112,477
Skyworks Solutions, Inc.	319	23,760
TE Connectivity Public Limited Company	291	49,137
Teledyne Technologies Incorporated (a)	20	10,250
Texas Instruments Incorporated	132	27,450
VeriSign, Inc.	47	13,598
		1,573,067
Financials 13.2%
Allstate Corporation, The	90	18,114
American Express Company	59	18,877
Ameriprise Financial, Inc.	52	27,512
Bank of New York Mellon Corporation, The	420	38,260
CME Group Inc. - Class A	80	22,019
Corpay Inc (a)	105	34,865
Fifth Third Bancorp	779	32,038
Franklin Resources, Inc.	844	20,130
KeyCorp	1,512	26,334
KKR & Co. Inc. - Class A	379	50,449
Marsh & Mclennan Companies, Inc.	158	34,442
MasterCard Incorporated - Class A	50	28,245
Moody's Corporation	53	26,798
Morgan Stanley	134	18,809
Northern Trust Corporation	162	20,488
Prudential Financial, Inc.	81	8,688
Synchrony Financial	560	37,379
The Progressive Corporation	268	71,465
Truist Financial Corporation	581	24,970
U.S. Bancorp	198	8,980
Visa Inc. - Class A	255	90,558
		659,420
Health Care 10.5%
AbbVie Inc.	192	35,567
Bristol-Myers Squibb Company	1,097	50,801
Cencora, Inc.	253	75,742
Cigna Group, The	54	17,768
CVS Health Corporation	589	40,655
Eli Lilly and Company	101	78,943
HCA Healthcare, Inc.	84	32,370
McKesson Corporation	30	21,985
Medtronic, Inc.	99	8,674
Merck & Co., Inc.	195	15,441
Pfizer Inc.	993	24,066
Quest Diagnostics Incorporated	102	18,283
Revvity, Inc.	158	15,329
Teleflex Incorporated	71	8,394
Universal Health Services, Inc. - Class B	256	46,381
Zoetis Inc. - Class A	204	31,869
		522,268
Consumer Discretionary 10.5%
Aptiv PLC (a)	139	9,454
AutoZone, Inc. (a)	11	39,487
Best Buy Co., Inc.	293	19,660
Booking Holdings Inc.	15	87,111
BorgWarner Inc.	817	27,352
D.R. Horton, Inc.	90	11,612
Darden Restaurants, Inc.	109	23,689
Expedia Group, Inc.	109	18,347
General Motors Company	327	16,096
Genuine Parts Company	75	9,041
Hasbro, Inc.	408	30,149
Lennar Corporation - Class A	54	6,016
Lowe`s Companies, Inc.	66	14,743
O'Reilly Automotive, Inc. (a)	647	58,355
PulteGroup, Inc.	129	13,619
Ralph Lauren Corporation - Class A	335	91,893
Tapestry, Inc.	504	44,256
		520,880
Communication Services 8.8%
Alphabet Inc. - Class A	423	74,545
Comcast Corporation - Class A	1,633	58,269
Electronic Arts Inc.	70	11,161
Meta Platforms, Inc. - Class A	64	47,372
Netflix, Inc. (a)	63	83,882
Omnicom Group Inc. (b)	868	62,436
The Interpublic Group of Companies, Inc.	1,722	42,146
T-Mobile US, Inc.	140	33,446
Verizon Communications Inc.	629	27,204
		440,461
Industrials 6.3%
3M Company	115	17,444
Automatic Data Processing, Inc.	180	55,368
Cintas Corporation	84	18,825
Delta Air Lines, Inc.	296	14,540
Illinois Tool Works Inc.	66	16,260
Leidos Holdings, Inc.	178	28,132
Lennox International Inc.	30	17,161
PACCAR Inc	253	24,047
Snap-on Incorporated	81	25,187
Trane Technologies Public Limited Company	90	39,442
United Parcel Service, Inc. - Class B	210	21,240
United Rentals, Inc.	21	15,959
W.W. Grainger, Inc.	18	18,777
		312,382
Consumer Staples 6.1%
Altria Group, Inc.	801	46,935
Archer-Daniels-Midland Company	306	16,155
Colgate-Palmolive Company	706	64,178
Conagra Brands, Inc.	1,663	34,040
Costco Wholesale Corporation	19	18,673
Kellanova	226	17,968
Kimberly-Clark Corporation	377	48,666
Philip Morris International Inc.	113	20,642
Walmart Inc.	380	37,136
		304,393
Utilities 3.3%
Dominion Energy, Inc.	316	17,862
DTE Energy Company	144	19,025
Edison International	859	44,325
Entergy Corporation	206	17,096
NRG Energy, Inc.	193	31,075
Public Service Enterprise Group Incorporated	405	34,107
		163,490
Energy 3.2%
ConocoPhillips	169	15,169
EOG Resources, Inc.	280	33,454
Kinder Morgan, Inc.	1,711	50,292
ONEOK, Inc.	182	14,878
Valero Energy Corporation	192	25,858

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Williams Companies, Inc., The	312	19,611
		159,262
Real Estate 3.2%
CBRE Group, Inc. - Class A (a)	255	35,803
Crown Castle Inc.	184	18,856
Host Hotels & Resorts, Inc.	2,029	31,171
SBA Communications Corporation - Class A	239	56,081
Simon Property Group, Inc.	102	16,332
		158,243
Materials 2.8%
Avery Dennison Corporation	90	15,843
CF Industries Holdings, Inc.	316	29,061
International Paper Company	667	31,214
LyondellBasell Industries N.V. - Class A	315	18,211
Packaging Corporation of America	73	13,848
Sherwin-Williams Company, The	98	33,572
		141,749
Total Common Stocks (cost $4,264,282)		4,955,615
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	23,864	23,864
Total Short Term Investments (cost $23,864)		23,864
Total Investments 100.0% (cost $4,288,146)		4,979,479
Other Derivative Instruments 0.0%		120
Other Assets and Liabilities, Net 0.0%		993
Total Net Assets 100.0%		4,980,592

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	19,194	348,863	344,193	619	—	—	23,864	0.5
JNL Government Money Market Fund, 4.30% - Class SL	7,747	47,543	55,290	26	—	—	—	—
	26,941	396,406	399,483	645	—	—	23,864	0.5

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	80	September 2025	24,153	120	862

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	4,955,615	—	—	4,955,615
Short Term Investments	23,864	—	—	23,864
	4,979,479	—	—	4,979,479
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	862	—	—	862
	862	—	—	862

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 95.1%
India 34.6%
Adani Energy Solutions Limited (a)	1,037	10,687
Adani Enterprises Limited	793	24,273
Adani Green Energy (UP) Limited (a)	1,153	13,818
Adani Ports and Special Economic Zone Limited	1,332	22,642
Adani Power Limited (a)	2,624	17,970
Ambuja Cements Limited	836	5,638
Bajaj Finserv Limited	173	4,152
Bharti Airtel Limited	1,044	24,506
GMR Airports Infrastructure Limited (a)	7,265	7,235
HDFC Bank Limited - ADR	226	17,305
ICICI Bank Limited	1,378	23,263
ITC Hotels Limited (a)	1,697	4,411
ITC Limited	10,031	48,727
JSW Energy Limited	1,173	7,185
JSW Steel Limited	803	9,581
Macrotech Developers Limited	422	6,829
Patanjali Foods Limited	725	13,972
Power Finance Corporation Limited	1,379	6,893
Reliance Industries Limited	260	4,548
State Bank of India	934	8,949
Sun Pharma Advanced Research Company Limited	861	16,838
		299,422
Brazil 13.2%
American Beverage Co Ambev - ADR	3,009	7,251
B3 S.A. - Brasil, Bolsa, Balcao	1,667	4,460
Banco BTG Pactual S/A	2,530	19,677
Banco do Brasil S.A	2,551	10,410
Centrais Eletricas Brasileiras S/A - Eletrobras	1,473	10,920
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	273	6,010
Companhia Paranaense De Energia	1,521	3,255
Embraer S.A. - ADR	174	9,918
Equatorial Energia S.A	988	6,602
Petroleo Brasileiro S/A Petrobras. - ADR	2,106	26,340
Vale S.A. - ADR	938	9,109
		113,952
Taiwan 9.7%
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	455
Taiwan Semiconductor Manufacturing Company Limited	2,288	82,858
Wiwynn Corporation	3	261
		83,574
United Arab Emirates 6.7%
Adnoc Gas	8,655	8,068
Aldar Properties - P J S C	3,222	7,834
Alpha Dhabi Holding	3,651	12,243
First Abu Dhabi Bank P.J.S.C.	1,916	8,665
International Holdings Limited (a)	193	21,143
		57,953
United States of America 6.4%
Coca-Cola Company, The	230	16,258
Colgate-Palmolive Company	181	16,458
Philip Morris International Inc.	123	22,336
		55,052
Indonesia 4.7%
PT. Bank Central Asia Tbk	37,635	20,083
PT. Bank Mandiri (Persero) Tbk.	68,371	20,571
		40,654
Argentina 3.0%
Grupo Financiero Galicia S.A. - Class B - ADR	77	3,875
MercadoLibre, Inc. (a)	8	22,007
		25,882
Singapore 2.6%
DBS Group Holdings Ltd	140	4,946
Singapore Telecommunications Limited	5,857	17,603
		22,549
Saudi Arabia 2.4%
Al Rajhi Banking and Investment Corporation	329	8,290
BUPA Arabia for Cooperative Insurance Company	89	4,203
Saudi Arabian Oil Company (b)	958	6,213
The Company For Cooperative Insurance	58	2,462
		21,168
United Kingdom 2.2%
HSBC Holdings PLC	505	6,106
Unilever PLC - ADR	217	13,296
		19,402
Mexico 2.2%
Fomento Economico Mexicano, S.A. B. De C.V. - ADR	79	8,084
Grupo Financiero Banorte, S.A.B. de C.V.	707	6,492
Wal - Mart de Mexico, S.A.B. de C.V. (c)	1,439	4,761
		19,337
France 2.2%
TotalEnergies SE	305	18,667
Thailand 1.4%
Kasikornbank Public Company Limited	865	4,094
Krungthai Bank Public Company Limited	6,393	4,195
SCB X Public Company Limited	1,170	4,230
		12,519
South Korea 1.3%
KB Financial Group Inc.	53	4,334
Samsung Fire & Marine Insurance Co., Ltd.	8	2,488
Shinhan Financial Group Co., Ltd.	96	4,366
		11,188
Hungary 0.5%
OTP Bank Nyrt.	56	4,491
Peru 0.5%
Credicorp Ltd.	20	4,491
Greece 0.4%
National Bank of Greece SA - Class R	275	3,513
Kazakhstan 0.4%
Joint Stock Company Kaspi.Kz - ADR (b)	39	3,350
Switzerland 0.4%
Coca-Cola HBC AG	61	3,168
Philippines 0.2%
International Container Terminal Services, Inc.	243	1,770
Colombia 0.1%
Grupo Cibest S A - ADR	28	1,309
Poland 0.0%
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	14	285
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	2,924	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	2,349	—
Public Joint Stock Company Polyus (a) (b) (d)	42	—
Public Joint-Stock Company Severstal (a) (b) (d)	75	—
Total Common Stocks (cost $746,519)		823,696
PREFERRED STOCKS 5.2%
Brazil 5.2%
Itau Unibanco Holding S.A. (e)	3,686	25,015
Petroleo Brasileiro S/A Petrobras. (e)	3,401	19,638
Total Preferred Stocks (cost $38,428)		44,653
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	8,461	8,461
Total Short Term Investments (cost $8,461)		8,461
Total Investments 101.3% (cost $793,408)		876,810
Other Assets and Liabilities, Net (1.3)%		(10,989)
Total Net Assets 100.0%		865,821

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	29,968	221,427	242,934	638	—	—	8,461	1.0

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Kaspi.Kz	01/19/24	3,678	3,350	0.4
Public Joint Stock Company Gazprom	08/27/21	13,221	—	—
Public Joint Stock Company Oil Company Lukoil	02/25/21	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	03/09/21	18,442	—	—
Public Joint Stock Company Polyus	03/10/20	6,921	—	—
Public Joint-Stock Company Severstal	06/25/21	1,642	—	—
Saudi Arabian Oil Company	06/09/24	7,256	6,213	0.7
		68,189	9,563	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	254,429	569,267	—	823,696
Preferred Stocks	44,653	—	—	44,653
Short Term Investments	8,461	—	—	8,461
	307,543	569,267	—	876,810

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 97.4%
Financials 20.0%
American Express Company	28	8,784
American International Group, Inc.	180	15,379
Bank of America Corporation	436	20,639
Capital One Financial Corporation	47	9,919
Charles Schwab Corporation, The	163	14,837
Fifth Third Bancorp	132	5,436
Hartford Insurance Group, Inc., The	56	7,045
JPMorgan Chase & Co.	115	33,224
Morgan Stanley	68	9,546
The PNC Financial Services Group, Inc.	62	11,567
Visa Inc. - Class A	26	9,364
Wells Fargo & Company	220	17,621
		163,361
Industrials 13.5%
Airbus SE	24	4,944
Carlisle Companies Incorporated	15	5,508
Deere & Company	24	12,398
Eaton Corporation Public Limited Company	44	15,719
Emerson Electric Co.	88	11,719
General Electric Company	26	6,760
Hubbell Incorporated	16	6,657
Johnson Controls International Public Limited Company	68	7,141
Northrop Grumman Corporation	26	13,088
Parker-Hannifin Corporation	16	11,024
Union Pacific Corporation	67	15,493
		110,451
Consumer Staples 12.4%
Coca-Cola Company, The	176	12,428
Colgate-Palmolive Company	80	7,283
Keurig Dr Pepper Inc.	262	8,662
L'Oreal	10	4,447
Philip Morris International Inc.	109	19,908
Procter & Gamble Company, The	94	14,985
Sysco Corporation	158	11,986
Walmart Inc.	219	21,447
		101,146
Health Care 11.8%
AbbVie Inc.	45	8,431
Alcon AG (a)	50	4,457
AstraZeneca PLC	28	3,884
Bristol-Myers Squibb Company	137	6,324
Cencora, Inc.	29	8,615
CVS Health Corporation	104	7,146
Danaher Corporation	47	9,385
Johnson & Johnson	114	17,384
Lonza Group AG	6	4,118
Medtronic, Inc.	156	13,620
Merck & Co., Inc.	48	3,799
Sanofi - ADR	75	3,627
UnitedHealth Group Incorporated	19	6,017
		96,807
Information Technology 10.8%
ASML Holding N.V. - ADR	6	4,484
Broadcom Inc.	32	8,692
Cisco Systems, Inc.	260	18,046
Lam Research Corporation	37	3,583
Microsoft Corporation	40	19,912
Oracle Corporation	50	10,992
Salesforce, Inc.	24	6,676
TE Connectivity Public Limited Company	35	5,823
Texas Instruments Incorporated	48	10,051
		88,259
Consumer Discretionary 7.2%
Lowe`s Companies, Inc.	83	18,422
Marriott International, Inc. - Class A	43	11,636
McDonald's Corporation	51	14,823
Ross Stores, Inc.	37	4,697
TJX Companies, Inc., The	38	4,726
Yum! Brands, Inc.	33	4,882
		59,186
Energy 7.2%
Cheniere Energy, Inc.	21	5,240
Chevron Corporation	142	20,265
ConocoPhillips	136	12,220
Suncor Energy Inc.	50	1,871
Valero Energy Corporation	62	8,296
Williams Companies, Inc., The	173	10,868
		58,760
Communication Services 5.0%
Alphabet Inc. - Class A	58	10,197
AT&T Inc.	467	13,517
Comcast Corporation - Class A	202	7,216
Walt Disney Company, The	78	9,736
		40,666
Utilities 4.7%
CMS Energy Corporation	97	6,709
Entergy Corporation	142	11,788
PPL Corporation	358	12,145
Public Service Enterprise Group Incorporated	92	7,752
		38,394
Materials 2.7%
Air Products and Chemicals, Inc.	23	6,368
CRH Public Limited Company	112	10,328
Smurfit Westrock Public Limited Company	125	5,401
		22,097
Real Estate 2.1%
American Tower Corporation	36	8,044
ProLogis Inc.	89	9,326
		17,370
Total Common Stocks (cost $657,014)		796,497
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	20,256	20,256
Total Short Term Investments (cost $20,256)		20,256
Total Investments 99.9% (cost $677,270)		816,753
Other Assets and Liabilities, Net 0.1%		946
Total Net Assets 100.0%		817,699
(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	25,980	144,348	150,072	557	—	—	20,256	2.5
JNL Government Money Market Fund, 4.30% - Class SL	—	16,488	16,488	7	—	—	—	—
	25,980	160,836	166,560	564	—	—	20,256	2.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	779,104	17,393	—	796,497
Short Term Investments	20,256	—	—	20,256
	799,360	17,393	—	816,753

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.7%
United States of America 61.7%
Alphabet Inc. - Class A	668	117,785
Amazon.com, Inc. (a)	109	23,939
Analog Devices, Inc.	188	44,790
Boston Scientific Corporation (a)	139	14,926
Broadcom Inc.	119	32,804
Ecolab Inc.	31	8,351
Eli Lilly and Company	52	40,311
Equifax Inc.	67	17,244
IDEXX Laboratories, Inc. (a)	11	5,799
Intuit Inc.	63	49,810
Intuitive Surgical, Inc. (a)	40	21,670
IQVIA Holdings Inc (a)	37	5,778
Lam Research Corporation	110	10,656
Linde Public Limited Company	10	4,572
Marriott International, Inc. - Class A	52	14,188
Marvell Technology, Inc.	496	38,409
MasterCard Incorporated - Class A	18	10,222
Meta Platforms, Inc. - Class A	173	127,684
Microsoft Corporation	86	42,937
Netflix, Inc. (a)	23	30,848
NVIDIA Corporation	388	61,240
Phathom Pharmaceuticals, Inc. (a) (b)	303	2,908
S&P Global Inc.	108	57,101
ServiceNow, Inc. (a)	7	6,698
Stryker Corporation	9	3,656
Synopsys, Inc. (a)	14	7,224
Thermo Fisher Scientific Inc.	10	3,950
TJX Companies, Inc., The	67	8,292
Universal Music Group N.V.	127	4,107
Visa Inc. - Class A	127	45,019
Zoetis Inc. - Class A	22	3,503
		866,421
India 6.5%
DLF Limited	5,900	57,849
HDFC Bank Limited	328	7,669
ICICI Bank Limited - ADR	770	25,905
		91,423
France 5.5%
Airbus SE	223	46,533
EssilorLuxottica	48	13,172
LVMH Moet Hennessy Louis Vuitton	35	18,170
		77,875
Germany 5.3%
Allianz SE	27	11,024
SAP SE	206	63,010
		74,034
Japan 3.1%
Capcom Co., Ltd.	393	13,428
Hoya Corporation	53	6,263
Keyence Corporation	50	20,046
TDK Corporation	372	4,345
		44,082
China 3.1%
JD.com, Inc. - Class A - ADR	995	32,462
Tencent Holdings Limited	164	10,527
		42,989
Sweden 2.7%
ASSA ABLOY AB - Class B	285	8,904
Atlas Copco Aktiebolag - Class A	839	13,614
Spotify Technology S.A. (a)	19	14,671
		37,189
Netherlands 2.2%
Adyen N.V. (a) (c)	11	20,492
ASML Holding N.V.	4	3,553
BE Semiconductor Industries N.V.	44	6,549
		30,594
Italy 1.6%
Brunello Cucinelli S.p.A.	116	14,146
Ferrari N.V.	11	5,594
Moncler S.p.A.	46	2,626
		22,366
Spain 1.5%
Amadeus IT Holding, S.A. (c)	250	21,052
Canada 1.5%
Shopify Inc. - Class A (a)	178	20,585
Switzerland 1.3%
Lonza Group AG	26	18,858
Denmark 1.1%
Novo Nordisk A/S - Class B	221	15,290
Israel 1.0%
Nice Ltd - ADR (a)	79	13,414
Taiwan 0.9%
Taiwan Semiconductor Manufacturing Company Limited	364	13,182
United Kingdom 0.7%
Arm Holdings PLC - ADR (a)	58	9,369
Total Common Stocks (cost $772,902)		1,398,723
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	11,675	11,675
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	3,009	3,009
Total Short Term Investments (cost $14,684)		14,684
Total Investments 100.7% (cost $787,586)		1,413,407
Other Assets and Liabilities, Net (0.7)%		(9,831)
Total Net Assets 100.0%		1,403,576

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,434	93,473	84,232	91	—	—	11,675	0.8
JNL Government Money Market Fund, 4.30% - Class SL	10,715	7,791	15,497	40	—	—	3,009	0.2
	13,149	101,264	99,729	131	—	—	14,684	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	11/25/24	16,961	20,492	1.5
Amadeus IT Holding, S.A.	09/26/22	14,382	21,052	1.5
		31,343	41,544	3.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks	978,720	420,003	—	1,398,723
Short Term Investments	14,684	—	—	14,684
	993,404	420,003	—	1,413,407

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.8%
Industrials 25.3%
API Group Corporation (a)	323	16,506
Applied Industrial Technologies, Inc.	66	15,422
Armstrong World Industries, Inc.	78	12,733
ATMUS Filtration Technologies Inc.	313	11,399
BWXT Government Group, Inc.	99	14,258
Casella Waste Systems, Inc. - Class A (a)	121	13,987
CBIZ, Inc. (a)	183	13,094
Clean Harbors, Inc. (a)	103	23,789
Construction Partners, Inc. - Class A (a)	150	15,903
Enpro Inc.	72	13,821
ESAB Corporation	129	15,557
ESCO Technologies Inc.	72	13,740
Everus Construction Group, Inc. (a)	231	14,703
ExlService Holdings, Inc. (a)	330	14,430
Federal Signal Corporation	195	20,714
FTAI Aviation Ltd.	89	10,227
Hammond Power Solutions, Inc. - Class A (b)	105	9,674
Knight-Swift Transportation Holdings Inc. - Class A	251	11,086
Kratos Defense & Security Solutions, Inc. (a)	412	19,149
Limbach Holdings, Inc. (a)	87	12,222
Loar Holdings Inc. (a)	66	5,704
Mueller Industries, Inc.	152	12,050
Nvent Electric Public Limited Company	215	15,720
RBC Bearings Incorporated (a)	58	22,432
Regal Rexnord Corporation	85	12,281
Rocket Lab Corporation (a)	242	8,645
SPX Technologies, Inc. (a)	63	10,640
Sterling Infrastructure, Inc. (a)	53	12,166
Zurn Elkay Water Solutions Corporation	372	13,620
		405,672
Information Technology 21.5%
Agilysys, Inc. (a)	157	18,034
AvePoint, Inc. - Class A (a)	826	15,959
Box, Inc. - Class A (a)	202	6,902
Cellebrite Di Ltd (a)	609	9,745
Clearwater Analytics Holdings, Inc. - Class A (a)	545	11,950
CommVault Systems, Inc. (a)	107	18,606
CyberArk Software Ltd. (a)	58	23,610
Descartes Systems Group Inc., The (a)	118	12,002
Fabrinet (a)	60	17,678
Impinj, Inc. (a)	140	15,557
Intapp US, Inc. (a)	172	8,901
Itron, Inc. (a)	128	16,848
Lattice Semiconductor Corporation (a)	256	12,565
MACOM Technology Solutions Holdings, Inc. (a)	169	24,256
Mirion Technologies (US), Inc. - Class A (a)	652	14,035
OSI Systems, Inc. (a)	35	7,896
PAR Technology Corporation (a)	255	17,703
Q2 Holdings, Inc. (a)	246	23,042
Sanmina Corporation (a)	171	16,746
ServiceTitan, Inc. - Class A (a)	114	12,247
Sitime Corporation (a)	91	19,314
TTM Technologies, Inc. (a)	305	12,441
Vertex, Inc. - Class A (a)	230	8,127
		344,164
Health Care 19.2%
ADMA Biologics, Inc. (a)	896	16,319
Alignment Healthcare, Inc. (a)	417	5,841
Ascendis Pharma A/S - ADR (a)	90	15,547
BioLife Solutions, Inc. (a)	596	12,847
Bridgebio Pharma, Inc. (a)	188	8,103
Brightspring Health Services, Inc. (a)	548	12,927
Canticle Pharmaceuticals, Inc. (a)	44	13,402
Caredx, Inc. (a)	352	6,886
Encompass Health Corporation	203	24,900
Glaukos Corporation (a)	76	7,884
Guardant Health, Inc. (a)	344	17,922
Halozyme Therapeutics, Inc. (a)	203	10,546
HealthEquity, Inc. (a)	160	16,722
Insmed Incorporated (a)	216	21,788
Integer Holdings Corporation (a)	125	15,310
Lantheus Holdings, Inc. (a)	181	14,804
Merit Medical Systems, Inc. (a)	169	15,807
Prestige Consumer Healthcare Inc. (a)	255	20,326
Repligen Corporation (a)	90	11,192
TransMedics Group, Inc. (a) (b)	120	16,087
UFP Technologies, Inc. (a)	44	10,651
Vericel Corporation (a)	290	12,340
		308,151
Consumer Discretionary 12.1%
Boot Barn Holdings, Inc. (a)	129	19,589
Bright Horizons Family Solutions, Inc. (a)	85	10,458
Cavco Industries, Inc. (a)	19	8,040
Floor & Decor Holdings, Inc. - Class A (a)	151	11,463
Genius Sports Limited (a)	1,034	10,751
Kontoor Brands, Inc.	166	10,945
Murphy USA Inc.	17	7,064
Ollie's Bargain Outlet Holdings, Inc. (a)	173	22,820
Planet Fitness, Inc. - Class A (a)	135	14,733
Shake Shack, Inc. - Class A (a)	156	21,901
Steven Madden, Ltd.	287	6,877
Stride, Inc. (a)	99	14,369
Texas Roadhouse, Inc. - Class A	61	11,467
Travel + Leisure Co.	164	8,482
Wingstop Inc.	16	5,407
Wyndham Hotels & Resorts, Inc.	114	9,241
		193,607
Financials 11.2%
Bancorp, Inc., The (a)	291	16,561
Evercore Inc. - Class A	68	18,322
Hamilton Lane Incorporated - Class A	73	10,409
Palomar Holdings, Inc. (a)	70	10,757
Payoneer Global Inc. (a)	1,143	7,828
PennyMac Financial Services, Inc.	163	16,278
Piper Sandler Companies	75	20,970
Root LLC - Class A (a)	75	9,603
Shift4 Payments, LLC - Class A (a) (b)	135	13,414
Skyward Specialty Insurance Group, Inc. (a)	191	11,064
StepStone Group Inc. - Class A	304	16,859
Upstart Holdings, Inc. (a) (b)	268	17,350
Western Alliance Bancorporation	135	10,514
		179,929
Materials 2.7%
Carpenter Technology Corporation	101	27,800
Element Solutions Inc.	523	11,856
MP Materials Corp. - Class A (a) (b)	135	4,477
		44,133
Consumer Staples 2.4%
Bellring Intermediate Holdings, Inc. (a)	209	12,092
Maplebear Inc. (a)	333	15,072
Post Holdings, Inc. (a)	100	10,891
		38,055
Energy 2.2%
Antero Resources Corporation (a)	272	10,941
Range Resources Corporation	267	10,871
TechnipFMC PLC	416	14,339
		36,151
Real Estate 1.3%
EastGroup Properties, Inc.	55	9,139
Terreno Realty Corporation	202	11,305
		20,444
Utilities 1.2%
Talen Energy Corporation (a)	66	19,086
Communication Services 0.7%
CarGurus, Inc. - Class A (a)	345	11,531
Total Common Stocks (cost $1,343,522)		1,600,923
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	6,571	6,571

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	1,434	1,434
Total Short Term Investments (cost $8,005)		8,005
Total Investments 100.3% (cost $1,351,527)		1,608,928
Other Assets and Liabilities, Net (0.3)%		(4,893)
Total Net Assets 100.0%		1,604,035

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	56,506	243,655	293,590	661	—	—	6,571	0.4
JNL Government Money Market Fund, 4.30% - Class SL	1,902	23,947	24,415	74	—	—	1,434	0.1
	58,408	267,602	318,005	735	—	—	8,005	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,600,923	—	—	1,600,923
Short Term Investments	8,005	—	—	8,005
	1,608,928	—	—	1,608,928

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 48.0%
United States of America 28.3%
3M Company	15	2,267
Abbott Laboratories	14	1,835
AbbVie Inc. (a)	18	3,229
AGCO Corporation	6	601
Air Lease Corporation - Class A	4	235
Alcoa Corporation	8	223
Align Technology, Inc. (b)	2	373
Ally Financial Inc.	5	211
Alnylam Pharmaceuticals, Inc. (b)	2	499
Alphabet Inc. - Class C	8	1,337
Amazon.com, Inc. (b)	64	14,052
American Express Company	3	808
American Homes 4 Rent - Class A	11	405
American Tower Corporation	11	2,449
Ameriprise Financial, Inc.	1	635
AMETEK, Inc.	3	478
Analog Devices, Inc.	13	2,895
Angi Inc. - Class A (b)	1	19
AON Public Limited Company - Class A	2	640
Apple Hospitality REIT, Inc.	3	36
Apple Inc.	51	10,344
AppLovin Corporation - Class A (b)	1	187
Arch Capital Group Ltd.	4	390
Arthur J. Gallagher & Co.	2	481
Ashtead Group Public Limited Company	1	82
AutoZone, Inc. (b)	—	742
Axalta Coating Systems Ltd. (b)	12	346
Baker Hughes Company - Class A	61	2,346
Ball Corporation	10	571
Bank of America Corporation	107	5,075
Bath & Body Works, Inc.	3	97
Berkshire Hathaway Inc. - Class B (b)	2	763
Best Buy Co., Inc.	1	99
BJ's Wholesale Club Holdings, Inc. (b)	2	240
Blackstone Inc. - Class A	5	759
Boeing Company, The (b)	2	329
Booking Holdings Inc.	—	1,216
Bright Horizons Family Solutions, Inc. (b)	2	254
Bristol-Myers Squibb Company (a)	52	2,379
Broadcom Inc.	11	3,147
Capital One Financial Corporation	2	432
Carlisle Companies Incorporated	1	185
Carnival Corporation (b)	10	290
Carrier Global Corporation	7	502
Casey's General Stores, Inc.	1	329
CBRE Group, Inc. - Class A (b)	—	62
Cencora, Inc.	1	292
Charles Schwab Corporation, The	34	3,064
Chemours Company, The	12	141
Cheniere Energy, Inc.	2	369
Chevron Corporation	2	340
Chipotle Mexican Grill, Inc. (b)	31	1,749
Chubb Limited	1	150
Cigna Group, The	3	1,113
Cisco Systems, Inc.	1	72
Citizens Financial Group, Inc.	8	352
CME Group Inc. - Class A	13	3,654
Cognizant Technology Solutions Corporation - Class A	5	364
Columbia Banking System, Inc.	4	86
Columbia Sportswear Company	—	25
Comcast Corporation - Class A	20	702
Comerica Incorporated	3	204
ConocoPhillips	4	330
Constellation Brands, Inc. - Class A	1	96
Copart, Inc. (b)	8	398
Corning Incorporated	3	182
Corpay Inc (b)	2	635
Coterra Energy Inc.	4	102
CrowdStrike Holdings, Inc. - Class A (b)	1	695
CVS Health Corporation	2	156
CWT Travel Group Incorporated (b)	1	4
Deere & Company	1	458
Dominion Energy, Inc.	32	1,823
DoorDash, Inc. - Class A (b)	3	847
Dover Corporation	1	217
Dow Inc.	5	121
Eagle Materials Inc.	1	254
EastGroup Properties, Inc.	—	66
Eaton Corporation Public Limited Company	5	2,024
Edison International	3	172
El Paso Electric Company (b)	1	2
Elevance Health, Inc.	1	492
Eli Lilly and Company	1	879
Emerson Electric Co.	8	1,006
Entergy Corporation	1	77
EOG Resources, Inc.	7	885
EQT Corporation	12	674
Equinix, Inc.	1	922
Equity Lifestyle Properties, Inc.	6	360
ExlService Holdings, Inc. (b)	4	177
Expand Energy Corporation	4	434
Expedia Group, Inc.	1	116
Exxon Mobil Corporation	42	4,443
Federal Realty Investment Trust	—	43
FedEx Corporation	1	198
Fidelity National Information Services, Inc.	40	3,239
Fifth Third Bancorp	8	317
First Citizens BancShares, Inc. - Class A	1	1,154
First Horizon Corporation	17	352
Fiserv, Inc. (b)	1	181
Flutter Entertainment Public Limited Company (b)	1	421
FMC Corporation	14	596
Fortune Brands Innovations, Inc.	2	126
Freeport-McMoRan Inc.	10	442
Garmin Ltd.	2	392
Gates Industrial Corporation PLC (b)	20	450
General Dynamics Corporation	1	178
General Motors Company	2	109
Genpact Limited	4	183
Gentex Corporation	4	93
Gilead Sciences, Inc.	4	428
Goldman Sachs Group, Inc., The	1	785
Graphic Packaging Holding Company	6	136
Hayward Holdings, Inc. (b)	1	18
HCA Healthcare, Inc.	—	175
Henry Schein, Inc. (b)	4	290
Hess Corporation	1	177
Hewlett Packard Enterprise Company	11	224
Hilton Worldwide Holdings Inc.	1	243
Home Depot, Inc., The	1	494
Host Hotels & Resorts, Inc.	8	126
Howmet Aerospace Inc.	15	2,805
HubSpot, Inc. (b)	1	495
Humana Inc.	3	824
IAC Inc. (b)	2	92
Ingersoll Rand Inc.	5	387
Insmed Incorporated (b)	5	529
Interactive Brokers Group, Inc. - Class A	9	515
Intercontinental Exchange, Inc.	1	255
International Paper Company	4	173
Intuit Inc.	2	1,329
Intuitive Surgical, Inc. (b)	2	1,013
IQVIA Holdings Inc (b)	2	274
ITT Inc.	4	605
J.B. Hunt Transport Services, Inc.	1	142
Jabil Inc.	2	412
James Hardie Industries Public Limited Company - CHESS	1	35
Johnson & Johnson	35	5,329
Keurig Dr Pepper Inc.	46	1,517
Kinder Morgan, Inc.	6	161
Kinsale Capital Group, Inc.	—	90
Kontoor Brands, Inc.	7	494
Labcorp Holdings Inc.	3	657
Lam Research Corporation	2	197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Lamar Advertising Company - Class A	1	133
Linde Public Limited Company	2	1,068
Loews Corporation	3	238
Lowe`s Companies, Inc.	9	1,974
M&T Bank Corporation	2	416
Marriott International, Inc. - Class A	10	2,791
Martin Marietta Materials, Inc.	—	176
MasterCard Incorporated - Class A	4	2,183
McDonald's Corporation	9	2,583
McKesson Corporation	1	702
Media Group Holdings LLC (c) (d)	3,345	90
Medtronic, Inc.	8	716
Merck & Co., Inc.	2	134
Meta Platforms, Inc. - Class A	17	12,704
Mettler-Toledo International Inc. (b)	—	203
MGIC Investment Corporation	17	479
Microsoft Corporation (a)	40	20,140
Mid-America Apartment Communities, Inc.	1	188
Middleby Corporation, The (b)	2	321
Mohawk Industries, Inc. (b)	5	496
Moody's Corporation	1	630
Morgan Stanley	13	1,823
Murphy USA Inc.	—	93
Natera, Inc. (b)	4	690
Netflix, Inc. (b)	1	1,801
Neurocrine Biosciences, Inc. (b)	2	266
NextEra Energy, Inc.	27	1,869
Northern Trust Corporation	2	310
NVIDIA Corporation	107	16,918
Omnicom Group Inc.	6	418
ON Semiconductor Corporation (b)	10	497
Oracle Corporation	11	2,507
Oscar Health, Inc. - Class A (b)	19	398
Otis Worldwide Corporation	6	613
Packaging Corporation of America	1	109
Palo Alto Networks, Inc. (b)	4	826
PepsiCo, Inc.	1	121
Performance Food Group Company (b)	6	512
PG&E Corporation	6	86
Philip Morris International Inc.	9	1,728
Post Holdings, Inc. (b)	1	148
Procter & Gamble Company, The	1	180
Public Service Enterprise Group Incorporated	1	76
Public Storage Operating Company	1	156
Quanta Services, Inc.	2	867
Quest Diagnostics Incorporated	2	388
Range Resources Corporation	5	185
Raymond James Financial, Inc.	—	63
Rayonier Inc.	4	86
Regency Centers Corporation	3	194
Regeneron Pharmaceuticals, Inc.	—	85
Regions Financial Corporation	10	232
Robinhood Markets, Inc. - Class A (b)	5	491
Ross Stores, Inc.	12	1,494
RTX Corporation	7	967
Saia, Inc. (b)	1	319
Salesforce, Inc.	10	2,589
SanDisk LLC (b)	5	244
SBA Communications Corporation - Class A	1	134
Seagate Technology Holdings Public Limited Company	6	863
ServiceNow, Inc. (b)	—	411
Silgan Holdings Inc.	7	352
Snowflake Inc. - Class A (b)	3	771
Southwest Airlines Co.	24	773
State Street Corporation	3	293
Synopsys, Inc. (b)	1	450
Take-Two Interactive Software, Inc. (b)	3	682
TD SYNNEX Corporation	5	660
TechnipFMC PLC	17	594
Teradyne, Inc.	3	244
Tesla Inc. (a) (b)	13	4,122
Texas Instruments Incorporated	1	282
Textron Inc.	3	262
The Hershey Company	1	214
The PNC Financial Services Group, Inc.	1	182
The Progressive Corporation	1	379
The Southern Company	49	4,560
Thermo Fisher Scientific Inc.	3	1,456
TJX Companies, Inc., The	5	667
Tradeweb Markets Inc. - Class A	2	332
Trane Technologies Public Limited Company	7	3,086
TransUnion	1	103
Travelers Companies, Inc., The	1	318
Twilio Inc. - Class A (b)	2	286
U.S. Bancorp	24	1,101
Uber Technologies, Inc. (b)	7	688
Ulta Beauty, Inc. (b)	1	317
Union Pacific Corporation	1	168
United Parcel Service, Inc. - Class B	3	287
UnitedHealth Group Incorporated	7	2,136
Universal Music Group N.V.	3	91
Verizon Communications Inc.	23	975
Vertex Pharmaceuticals Incorporated (b)	—	82
Vistra Corp.	2	361
W. R. Berkley Corporation	2	134
Walt Disney Company, The	41	5,107
Wells Fargo & Company (a)	56	4,450
Wesco Aircraft Holdings, Inc. (b) (c)	1	19
WESCO International, Inc.	1	265
Western Digital Corporation	21	1,345
Wex, Inc. (b)	2	233
Weyerhaeuser Company	4	101
Williams Companies, Inc., The	9	560
Willscot Holdings Corporation - Class A	7	189
XCEL Energy Inc.	2	122
Yum! Brands, Inc.	11	1,673
Zillow Group, Inc. - Class C (b)	2	133
		258,225
Japan 2.8%
Advantest Corporation	2	162
AEON Co., Ltd.	3	83
AGC Inc. (e)	1	18
Aisin Corporation	2	23
Ajinomoto Co., Inc.	3	79
ANA Holdings Inc.	—	8
Asahi Group Holdings, Ltd.	5	61
Asahi Kasei Corporation	4	28
ASICS Corporation	2	56
Astellas Pharma Inc.	5	51
Bandai Namco Holdings Inc.	2	72
Bridgestone Corporation (e)	2	94
Canon Inc. (e)	3	78
Capcom Co., Ltd.	1	34
Central Japan Railway Company	3	65
Chubu Electric Power Co., Ltd.	2	28
Chugai Pharmaceutical Co., Ltd.	2	104
Concordia Financial Group, Ltd.	3	22
Dai Nippon Printing Co., Ltd.	1	20
Daifuku Co., Ltd.	1	26
Dai-ichi Life Holdings, Inc.	11	85
Daiichi Sankyo Company, Limited	6	128
Daikin Industries, Ltd.	1	106
Daito Trust Construction Co., Ltd.	—	22
Daiwa House Industry Co., Ltd	2	62
Daiwa Securities Group Inc.	4	27
DENSO Corporation	6	78
DISCO Corporation	4	1,207
East Japan Railway Company	3	69
Eisai Co., Ltd.	1	20
ENEOS Holdings, Inc.	8	38
FANUC Corporation	3	76
Fast Retailing Co., Ltd.	1	171
Fuji Electric Co., Ltd.	—	18
FUJIFILM Holdings Corporation	4	75
Fujikura Ltd.	1	42
Fujitsu Limited	5	129
Hankyu Hanshin Holdings, Inc.	1	19
Hitachi Construction Machinery Co., Ltd.	—	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Hitachi, Ltd.	14	394
Honda Motor Co., Ltd.	13	120
Hoshizaki Corporation (e)	—	10
Hoya Corporation	14	1,649
Hulic Co., Ltd.	2	15
Idemitsu Kosan Co., Ltd.	2	15
IHI Corporation	—	43
Inpex Corporation	3	37
Isuzu Motors Limited	2	20
ITOCHU Corporation	18	931
Japan Airlines Co., Ltd.	—	8
Japan Exchange Group, Inc.	94	945
Japan Post Bank Co., Ltd.	6	59
Japan Post Holdings Co., Ltd.	6	55
Japan Post Insurance Co., Ltd.	1	18
Japan Real Estate Investment Corporation	—	18
Japan Tobacco Inc. (e)	3	97
JFE Holdings, Inc.	2	21
Kajima Corporation	1	37
Kao Corporation	1	63
Kawasaki Heavy Industries, Ltd.	1	38
Kawasaki Kisen Kaisha, Ltd.	1	16
KDDI Corporation	9	147
Keyence Corporation	6	2,241
Kikkoman Corporation	3	27
Kirin Holdings Company, Limited	3	35
Kobe Bussan Co., Ltd.	—	12
Komatsu Ltd.	3	89
Konami Holdings Corporation	—	47
Kubota Corporation (e)	3	37
KYOCERA Corporation	4	47
Kyowa Kirin Co., Ltd. (e)	1	12
Lasertec Co., Ltd. (e)	—	27
LY Corporation	8	29
M3, Inc.	1	18
Makita Corporation	1	22
Marubeni Corporation	5	99
MatsukiyoCocokara & Co.	1	25
McDonald's Holdings Company (Japan), Ltd.	—	12
Meiji Holdings Co., Ltd.	1	20
Minebeamitsumi Inc.	1	18
Mitsubishi Chemical Group Corporation	4	20
Mitsubishi Corporation	11	228
Mitsubishi Electric Corporation	6	131
Mitsubishi Estate Co., Ltd.	4	69
Mitsubishi HC Capital Inc.	2	17
Mitsubishi Heavy Industries, Ltd.	10	247
Mitsubishi UFJ Financial Group, Inc.	180	2,464
Mitsui & Co., Ltd.	8	155
Mitsui Fudosan Co., Ltd.	69	669
Mitsui O.S.K. Lines, Ltd.	1	33
Mizuho Bank, Ltd. (e)	1	13
Mizuho Financial Group, Inc.	7	205
MonotaRO Co., Ltd.	1	14
MS&AD Insurance Group Holdings, Inc.	4	94
Murata Manufacturing Co., Ltd.	5	80
Nec Corporation	4	111
NEXON Co., Ltd.	1	24
Nidec Corporation	3	58
Nintendo Co., Ltd.	3	327
Nippon Building Fund Inc. (e)	—	23
Nippon Paint Holdings Co., Ltd.	3	23
Nippon Sanso Holdings Corporation	1	23
Nippon Steel Corporation	3	59
Nippon Telegraph and Telephone Corporation	80	85
Nippon Yusen Kabushiki Kaisha	1	47
Nissan Motor Co., Ltd. (b)	6	15
Nissin Food Holdings Co., Ltd.	1	17
Niterra Co., Ltd.	1	20
Nitori Holdings Co., Ltd.	—	19
Nitto Denko Corporation	2	39
Nomura Holdings, Inc.	9	56
Nomura Research Institute, Ltd.	1	48
Obayashi Corporation	2	30
OBIC Co., Ltd.	1	39
Olympus Corporation	3	39
OMRON Corporation	1	13
Ono Pharmaceutical Co., Ltd.	1	14
Oracle Corporation Japan	—	12
Oriental Land Co., Ltd.	3	76
ORIX Corporation	3	75
Osaka Gas Co., Ltd.	1	31
Otsuka Corporation	1	14
Otsuka Holdings Co., Ltd.	1	69
Pan Pacific International Holdings Corporation	2	58
Panasonic Holdings Corporation	7	72
Rakuten Group, Inc. (b)	5	25
Recruit Holdings Co., Ltd.	4	253
Renesas Electronics Corporation	5	55
Resona Holdings, Inc.	7	61
Ricoh Company, Ltd.	2	15
SBI Holdings, Inc.	1	28
SCREEN Holdings Co., Ltd.	—	24
SCSK Corporation	1	15
Secom Co., Ltd.	1	43
Sekisui Chemical Co., Ltd.	1	22
Sekisui House, Ltd. (e)	2	42
Seven & I Holdings Co., Ltd.	7	115
SG Holdings Co., Ltd.	1	13
Shimadzu Corporation	1	20
Shimano Inc.	—	29
Shimizu Corporation	2	19
Shin-Etsu Chemical Co., Ltd.	17	574
Shionogi & Co., Ltd.	3	45
Shiseido Company, Limited (e)	1	20
SMC Corporation	—	72
SoftBank Corp.	82	126
SoftBank Group Corp	3	203
Sompo Holdings, Inc.	3	87
Sony Group Corporation	118	3,061
Square Enix Holdings Co., Ltd.	—	15
Subaru Corporation.	2	30
Sumitomo Corporation	4	93
Sumitomo Electric Industries, Ltd.	2	49
Sumitomo Metal Mining Co., Ltd.	1	20
Sumitomo Mitsui Financial Group, Inc.	11	287
Sumitomo Mitsui Trust Group, Inc.	2	56
Sumitomo Realty & Development Co., Ltd.	1	54
Suntory Beverage & Food Limited (e)	1	16
Suzuki Motor Corporation	6	66
Sysmex Corporation	2	28
T&D Holdings, Inc.	2	35
Taisei Corporation	1	29
Takeda Pharmaceutical Company Limited	5	142
TDK Corporation	6	64
Terumo Corporation	4	81
The Chiba Bank, Ltd.	2	19
The Kansai Electric Power Company, Incorporated	3	36
TIS Inc.	1	23
Toho Co., Ltd.	—	18
Tokio Marine Holdings, Inc.	24	999
Tokyo Century Corporation	1	6
Tokyo Electric Power Company Holdings, Inc. (b)	5	15
Tokyo Electron Limited	1	248
Tokyo Gas Co., Ltd.	1	37
Tokyu Corporation	2	19
TOPPAN Holdings Inc.	1	22
Toray Industries, Inc.	4	30
Toyo Suisan Kaisha, Ltd.	—	20
Toyota Industries Corporation	1	56
Toyota Motor Corporation	34	588
Toyota Tsusho Corporation	2	48
Trend Micro Incorporated	—	28
Unicharm Corporation (e)	3	22
West Japan Railway Company	1	32
Yakult Honsha Co., Ltd.	1	19
Yamaha Motor Co., Ltd. (e)	3	21
Yaskawa Electric Corporation	1	16
Yokogawa Electric Corporation	1	19
Zensho Holdings Co., Ltd.	—	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
ZOZO, Inc.	1	15
		25,447
France 2.1%
Aeroports de Paris (e)	—	13
Airbus SE	8	1,635
Amundi (d)	—	15
AXA	5	256
Biomerieux SA	—	18
BNP Paribas	3	277
Bollore SE	2	13
Bouygues	1	25
Bureau Veritas	1	31
Capgemini	1	86
Compagnie de Saint-Gobain	1	158
Compagnie Generale des Etablissements Michelin	53	1,958
Credit Agricole SA	3	63
Danone	2	156
Dassault Aviation	—	19
Dassault Systemes	2	71
Engie	26	617
EssilorLuxottica	1	234
Hermes International	—	273
Kering	—	45
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	7	1,518
Legrand	6	834
L'Oreal	1	306
LVMH Moet Hennessy Louis Vuitton	4	2,338
Orange	5	80
Pernod Ricard	13	1,321
Publicis Groupe SA (e)	1	76
Safran	11	3,618
Sanofi	11	1,049
Sartorius Stedim Biotech	—	20
Schneider Electric SE	2	428
Societe Generale	2	119
Thales	—	79
TotalEnergies SE	6	371
Veolia Environnement	2	67
VINCI	5	704
		18,891
China 1.9%
Alibaba Group Holding Limited (d)	139	1,962
Baoshan Iron & Steel Co., Ltd. - Class A	123	113
BYD Company Limited - Class H	12	181
China CITIC Bank Corporation Limited - Class H	229	218
China Construction Bank Corporation - Class H	401	405
China International Capital Corporation Limited - Class H (d)	73	165
China Merchants Bank Co., Ltd. - Class A	62	398
China Yangtze Power Co., Ltd. - Class A	45	190
Contemporary Amperex Technology Co., Limited - Class A	7	229
ENN Energy Holdings Limited	21	168
Full Truck Alliance Co. Ltd. - Class A - ADR	10	117
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	29	206
H World Group Limited	48	164
Haidilao International Holding Ltd. (d)	63	120
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	28	110
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	33	241
KE Holdings Inc.	50	307
Kweichow Moutai Co., Ltd. - Class A	1	157
Lenovo Group Limited	128	154
Meituan - Class B (b) (d)	30	477
Midea Group Co., Ltd. - Class A	26	263
NetEase, Inc.	22	590
Nongfu Spring Co., Ltd. - Class H (d)	44	226
PetroChina Company Limited - Class H	240	207
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	1	147
Ping An Insurance (Group) Company of China, Ltd. - Class H	57	360
Tencent Holdings Limited	93	6,014
Tencent Music Entertainment Group - Class A - ADR	11	211
WuXi Biologics (Cayman) Inc. (b) (d)	10	33
XCMG Construction Machinery Co., Ltd. - Class A	104	112
Xiaomi Corporation (b) (d)	74	566
Yum China Holdings, Inc.	9	396
Yum China Holdings, Inc.	45	2,020
Zijin Mining Group Co., Ltd. - Class H	102	263
ZTO Express (Cayman) Inc. (d)	6	112
		17,602
United Kingdom 1.7%
3I Group PLC	20	1,114
Admiral Group PLC	1	31
Anglo American PLC	3	94
Associated British Foods PLC	1	27
AstraZeneca PLC	14	1,963
Auto Trader Group PLC	3	29
Aviva PLC	12	105
BAE Systems PLC	9	229
Barclays PLC	42	195
Barratt Redrow PLC	4	25
BP P.L.C.	47	232
British American Tobacco P.L.C.	6	279
BT Group PLC	18	49
Bunzl Public Limited Company	1	30
Centrica PLC	15	34
Coca-Cola Europacific Partners PLC	1	59
Compass Group PLC	20	678
Convatec Group PLC (d)	5	19
Croda International Public Limited Company	—	15
CVC Capital Partners PLC	2	49
Diageo PLC	25	636
Entain PLC	2	23
Experian PLC	3	140
Fiat Chrysler Automobiles N.V.	6	59
GSK PLC	12	229
Haleon PLC	27	137
Halma Public Limited Company	1	49
Hikma Pharmaceuticals Public Limited Company	—	13
Hiscox Ltd.	1	17
Howden Joinery Group PLC	2	18
HSBC Holdings PLC	53	637
Imperial Brands PLC	2	97
Informa PLC	4	42
InterContinental Hotels Group PLC	4	415
Intermediate Capital Group PLC	1	23
International Consolidated Airlines Group, S.A.	10	49
Intertek Group PLC	—	31
J Sainsbury PLC	5	20
JD Sports Fashion PLC	7	9
Kingfisher PLC	5	21
Land Securities Group PLC	2	19
Legal & General Group PLC	18	62
Lloyds Banking Group PLC	178	188
London Stock Exchange Group PLC	6	835
M&G PLC	7	23
Melrose Industries PLC	4	26
Mondi PLC	1	21
National Grid PLC	14	212
NatWest Group PLC	135	951
Next PLC	—	59
Pearson PLC	2	29
Persimmon Public Limited Company	1	16
Phoenix Group Holdings PLC	2	20
Reckitt Benckiser Group PLC	2	137
Relx PLC	13	729
Relx PLC	6	298
Rentokil Initial PLC	7	34
Rightmove PLC	2	25
Rio Tinto PLC	3	185
Rolls-Royce Holdings PLC	25	329
Schroders PLC	3	13
SEGRO Public Limited Company	4	34
Severn Trent PLC	1	29
Shell PLC - Class A	59	2,074

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Smith & Nephew PLC	3	40
Smiths Group PLC	1	31
Spirax Group PLC	—	18
SSE PLC	3	81
Standard Chartered PLC	6	100
Taylor Wimpey PLC	10	17
Tesco PLC	20	109
The Berkeley Group Holdings PLC	—	16
The Sage Group PLC.	3	49
Unilever PLC	7	448
United Utilities PLC	2	32
Vodafone Group Public Limited Company	60	64
Weir Group PLC(The)	1	26
Whitbread PLC	1	19
Wise PLC - Class A (b)	2	29
WPP 2012 Limited	3	22
		15,370
Taiwan 1.6%
Airtac International Group	6	181
ASE Technology Holding Co., Ltd.	55	275
ASPEED Technology Inc.	1	178
Delta Electronics, Inc.	21	302
E.Sun Financial Holding Company, Ltd.	215	242
MediaTek Inc.	2	105
Nuvoton Technology Corporation	41	102
Quanta Computer Inc.	33	311
Realtek Semiconductor Corporation	16	311
Silergy Corp.	11	137
Taiwan Semiconductor Manufacturing Company Limited - ADR	21	4,636
Taiwan Semiconductor Manufacturing Company Limited	207	7,478
Wiwynn Corporation	3	266
Yuanta Financial Holding Co., Ltd	147	172
		14,696
Germany 1.5%
Adidas AG - Class N	1	124
Allianz SE	1	464
BASF SE - Class N	3	128
Bayer Aktiengesellschaft - Class N	3	82
Bayerische Motoren Werke Aktiengesellschaft	1	74
Beiersdorf Aktiengesellschaft	—	36
BioNTech SE - ADR (b)	—	30
COMMERZBANK Aktiengesellschaft	3	82
Continental Aktiengesellschaft	—	28
Daimler Truck Holding AG	1	66
Deutsche Bank Aktiengesellschaft - Class N	5	156
Deutsche Borse Aktiengesellschaft - Class N	1	430
Deutsche Post AG - Class N	3	130
Deutsche Telekom AG - Class N	24	880
E.ON SE - Class N	7	121
Elia Group (e)	—	14
Fresenius SE & Co. KGaA	1	61
Hannover Ruck SE - Class N	—	57
Heidelberg Materials AG	—	89
Henkel AG & Co. KGaA	—	21
Infineon Technologies AG - Class N	18	763
Mercedes-Benz Group AG - Class N	2	120
MERCK Kommanditgesellschaft auf Aktien	—	50
MTU Aero Engines AG - Class N	—	68
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	6	3,832
Rheinmetall Aktiengesellschaft	—	272
RWE Aktiengesellschaft	2	84
SAP SE	3	930
Siemens Aktiengesellschaft - Class N	15	3,720
Siemens Energy AG (b)	2	232
Siemens Healthineers AG (d)	1	44
Symrise AG	—	39
Talanx Aktiengesellschaft	—	23
Vonovia SE	2	85
		13,335
India 0.9%
Axis Bank Limited	21	290
Bajaj Finance Limited	33	357
Bharat Electronics Limited	42	206
Bharti Airtel Limited	7	174
Biocon Limited	40	165
Blue Star Limited	5	105
Coforge Limited	7	147
Dr. Reddy's Laboratories Limited - ADR	10	156
Godrej Consumer Products Limited	13	182
Havells India Limited	9	171
HDFC Bank Limited	35	819
HDFC Bank Limited - ADR	13	1,008
Hindalco Industries Limited	18	142
ICICI Bank Limited	34	572
Infosys Limited - ADR	33	605
Infosys Limited	17	316
ITC Limited	31	149
Mahindra and Mahindra Limited	13	498
Max Financial Services Limited (b)	15	295
NTPC Limited	35	136
PB Fintech Limited (b)	7	157
REC Limited	17	78
Reliance Industries Limited - GDR (f)	1	95
Reliance Industries Limited	35	618
Shriram Finance Limited	31	254
Tata Motors Limited	23	188
UltraTech Cement Limited	2	235
		8,118
Switzerland 0.9%
ABB Ltd - Class N	5	282
Alcon AG	1	129
Amrize AG (b)	4	207
Coca-Cola HBC AG	1	31
Compagnie Financiere Richemont SA	2	299
EMS-Chemie Holding AG	—	17
Galderma Group AG	—	53
Geberit AG - Class N	—	80
Givaudan SA - Class N	—	126
Glencore PLC	29	113
Holcim AG	1	109
Julius Bar Gruppe AG - Class N	1	40
Kuhne & Nagel International AG	—	32
Lonza Group AG	1	867
Nestle S.A. - Class N	17	1,654
Novartis AG - Class N	12	1,397
Partners Group Holding AG	—	88
Roche Holding AG	—	31
Sandoz Group AG	1	67
Schindler Holding AG - Class N	—	24
SGS SA	—	46
Sika AG	—	129
Sonova Holding AG	—	43
Straumann Holding AG - Class N	—	43
Swiss Life Holding AG - Class N	—	86
Swiss Re AG	1	151
Swisscom AG - Class N	—	55
UBS Group AG	41	1,377
Zurich Insurance Group AG - Class N	—	300
		7,876
Netherlands 0.8%
Adyen N.V. (b) (d)	—	160
Akzo Nobel N.V.	—	34
ASM International N.V.	—	81
ASML Holding N.V.	4	3,058
DSM-Firmenich AG	1	79
Exor Nederland N.V.	—	29
HAL Trust	—	15
Heineken Holding N.V.	—	29
Heineken N.V.	26	2,291
ING Groep N.V.	9	196
JDE Peet's N.V. (e)	—	13
Koninklijke Ahold Delhaize N.V.	3	111
Koninklijke KPN N.V.	11	56
Koninklijke Philips N.V.	2	57
NN Group N.V.	1	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
NXP Semiconductors N.V.	3	598
Prosus N.V. - Class N	4	213
STMicroelectronics N.V.	2	58
Wolters Kluwer N.V. - Class C	1	114
		7,245
Sweden 0.8%
AB Sagax - Class B	1	15
AB Sagax - Class D	—	1
Aktiebolaget Industrivarden - Class A	—	13
Aktiebolaget Industrivarden - Class C	—	17
Aktiebolaget SKF - Class B	1	24
Aktiebolaget Volvo - Class A	1	16
Aktiebolaget Volvo - Class B	99	2,787
Alfa Laval AB	1	35
ASSA ABLOY AB - Class B	3	97
Atlas Copco Aktiebolag - Class A	113	1,839
Atlas Copco Aktiebolag - Class B	5	66
Axfood AB	—	9
Boliden AB (b)	1	26
Castellum Aktiebolag (e)	1	16
Epiroc Aktiebolag - Class A	2	40
Epiroc Aktiebolag - Class B	1	22
EQT AB (d) (e)	2	70
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	2	49
Evolution AB (publ) (d)	1	44
Fastighets AB Balder - Class B (b)	2	15
G&L Beijer Ref AB - Class B (e)	1	18
H & M Hennes & Mauritz AB - Class B (e)	2	21
Hexagon Aktiebolag - Class B	6	62
Holmen Aktiebolag - Class B	—	9
Indutrade Aktiebolag	1	22
Investment Ab Latour - Class B	—	11
Investor Aktiebolag - Class A	2	50
Investor Aktiebolag - Class B	5	159
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	11
Lifco AB (Publ) - Class B	1	27
NIBE Industrier AB - Class B (e)	5	21
Nordnet AB	—	13
Saab AB - Class B	1	61
Sandvik Aktiebolag	3	66
Securitas AB - Class B	2	23
Skandinaviska Enskilda Banken AB - Class A	4	69
Skandinaviska Enskilda Banken AB - Class C	—	1
Skanska AB - Class B	1	23
Spotify Technology S.A. (b)	1	669
SSAB AB - Class A	1	4
SSAB AB - Class B	2	10
Svenska Cellulosa Aktiebolaget SCA - Class B	1	19
Svenska Handelsbanken AB - Class A	4	54
Svenska Handelsbanken AB - Class B (e)	—	1
Swedbank AB - Class A	3	77
Swedish Orphan Biovitrum AB (Publ) (b)	—	15
Tele2 AB - Class B	2	24
Telefonaktiebolaget LM Ericsson - Class A	—	1
Telefonaktiebolaget LM Ericsson - Class B	8	65
Telia Company AB	7	25
Trelleborg AB - Class B	1	23
		6,857
South Korea 0.7%
Hana Financial Group Inc.	7	453
HD Hyundai Electric Co., Ltd.	1	207
Hl Mando Corporation	5	119
Hugel, Inc. (b)	1	162
JB Financial Group Co., Ltd.	8	121
KakaoBank Corp.	7	158
KIA Corporation	13	918
Korea Aerospace Industries, Ltd.	3	186
KT Corporation	4	154
KT Corporation - ADR	2	42
Samsung Biologics Co., Ltd. (b)	—	73
Samsung Electronics Co., Ltd.	31	1,373
Samsung Fire & Marine Insurance Co., Ltd.	1	239
SK Hynix Inc.	8	1,738
SK Telecom Co., Ltd.	3	133
SM Entertainment Co., Ltd.	2	225
S-Oil Corporation	2	104
		6,405
Hong Kong 0.6%
AIA Group Limited	197	1,773
Budweiser Brewing Company APAC Limited (d)	5	5
China Resources Power Holdings Company Limited	48	116
CK Asset Holdings Limited	6	26
CK Hutchison Holdings Limited	8	46
CK Infrastructure Holdings Limited	2	13
CLP Holdings Limited	6	46
Hang Seng Bank, Limited	2	30
Henderson Land Development Company Limited	4	14
HKT Trust	9	13
Hong Kong And China Gas Company Limited -The-	33	28
Hong Kong Exchanges and Clearing Limited	52	2,775
Jardine Matheson Holdings Limited	1	23
Link Real Estate Investment Trust	7	40
MTR Corporation Limited	5	16
Power Assets Holdings Limited	4	26
Sino Land Company Limited	10	11
Sun Hung Kai Properties Limited	5	58
Swire Pacific Limited - Class A	1	9
Swire Pacific Limited - Class B	3	4
Swire Properties Limited	3	8
Techtronic Industries Company Limited	15	165
WH Group Limited (d)	24	23
Wharf (Holdings) Limited, The (e)	3	9
Wharf Real Estate Investment Company Limited	4	11
		5,288
Australia 0.5%
ANZ Group Holdings Limited	9	171
Aristocrat Leisure Limited	2	79
ASX Limited	1	26
Atlas Arteria Limited (e)	3	11
Atlassian Corporation - Class A (b)	2	419
Australian Pipeline Trust	4	21
BHP Group Limited	14	346
BlueScope Steel Limited	1	20
Brambles Limited	4	63
Cochlear Limited	—	37
Coles Group Limited	4	54
Commonwealth Bank of Australia	5	604
Computershare Limited	2	44
CSL Limited	1	226
DEXUS Funds Management Limited	3	14
Fortescue Ltd	5	48
Goodman Funding Pty Ltd	6	129
GPT Management Holdings Limited	6	18
Insurance Australia Group Limited	7	42
Macquarie Group Limited	1	162
Medibank Private Limited	8	27
Mirvac Limited	12	17
National Australia Bank Limited	9	236
Northern Star Resources Ltd	4	52
Orica Limited	1	19
Origin Energy Limited	5	36
Pro Medicus Limited	—	31
Qantas Airways Limited	2	16
QBE Insurance Group Limited	4	69
Ramsay Health Care Limited	1	13
REA Group Ltd (e)	—	24
Reece Limited (e)	1	10
Rio Tinto Limited	1	78
Santos Limited	9	46
Scentre Group Limited	15	36
SEEK Limited	1	15
SGH Limited	1	21
Sigma Healthcare Ltd	17	33
Sonic Healthcare Limited	1	24
South32 Limited	13	26
Stockland Corporation Ltd	7	25
Suncorp Group Limited	3	46

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Telstra Corporation Limited	185	591
The Lottery Corporation Limited	7	23
TPG Corporation Limited (e)	1	4
Transurban Holdings Limited (e)	9	84
Vicinity Centres RE Ltd	11	17
Washington H. Soul Pattinson and Company Limited (e)	1	20
Wesfarmers Limited	3	188
Westpac Banking Corporation	10	227
WiseTech Global Limited	1	37
Woodside Energy Group Ltd	6	87
Woolworths Group Limited	4	74
		4,786
Denmark 0.4%
A.P. Moller - Maersk A/S - Class A	—	15
A.P. Moller - Maersk A/S - Class B	—	22
Carlsberg A/S - Class B	—	39
Coloplast A/S - Class B (e)	—	40
Danske Bank A/S	2	78
DSV A/S	1	136
Genmab A/S (b) (e)	—	39
Novo Nordisk A/S - Class B	39	2,726
Novozymes A/S - Class B	1	73
Orsted A/S (b) (d) (e)	—	19
Pandora A/S	—	41
Tryg A/S	1	24
Vestas Wind Systems A/S	3	44
		3,296
Singapore 0.3%
Capitaland Ascendas REIT	11	22
Capitaland Group Pte. Ltd.	14	24
Capitaland Investment Limited	7	14
DBS Group Holdings Ltd	67	2,356
Genting Singapore Limited	17	9
Jardine Cycle & Carriage Limited (e)	—	4
Keppel Ltd.	4	24
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	7	7
Oversea-Chinese Banking Corporation Limited	10	125
Sea Limited - Class A - ADR (b)	1	217
Singapore Airlines Limited (e)	4	22
Singapore Exchange Limited	3	29
Singapore Technologies Engineering Ltd	5	28
Singapore Telecommunications Limited	24	73
United Overseas Bank Limited	4	113
Wilmar International Limited	5	12
		3,079
Italy 0.3%
A2a S.P.A.	5	12
Assicurazioni Generali Societa' Per Azioni	3	104
Banca Mediolanum SpA	1	10
Banco BPM Societa' Per Azioni	4	45
Buzzi S.p.A.	—	13
Davide Campari-Milano N.V. (e)	2	11
DiaSorin S.p.A. (e)	—	7
ENEL - SPA	23	217
Eni S.P.A.	6	99
Ferrari N.V.	—	177
Finecobank Banca Fineco S.P.A.	2	40
Hera S.p.A.	3	13
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	1	12
Intesa Sanpaolo SPA	46	263
Leonardo S.p.A.	1	67
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (e)	2	40
Moncler S.p.A.	1	36
Nexi S.p.A.	2	9
Pirelli & C. S.p.A. (d)	1	7
Poste Italiane - Societa' Per Azioni (d)	1	29
Prysmian S.p.A.	1	60
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	18
Snam S.p.A.	6	38
Telecom Italia S.p.A. (e)	37	18
Terna - Rete Elettrica Nazionale Societa Per Azioni	4	42
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	15	997
		2,384
Spain 0.2%
ACS, Actividades de Construccion y Servicios, S.A.	1	42
AENA, S.M.E., S.A.	2	57
Amadeus IT Holding, S.A. (d)	1	109
Banco Bilbao Vizcaya Argentaria, S.A.	17	262
Banco Santander, S.A.	44	364
CaixaBank, S.A.	11	91
Cellnex Telecom, S.A. (d)	2	66
Endesa, S.A. (e)	1	30
Ferrovial SE	1	72
Iberdrola, Sociedad Anonima (e)	43	826
Industria de Diseno Textil, S.A.	3	171
Naturgy Energy Group, S.A.	—	12
Redeia Corporacion SA (e)	1	26
Repsol SA (e)	3	50
Telefonica, S.A. (e)	13	70
		2,248
Canada 0.2%
Alimentation Couche-Tard Inc.	10	496
Canadian Pacific Kansas City Limited	5	435
Intact Financial Corporation	3	692
Shopify Inc. - Class A (b)	3	340
		1,963
Brazil 0.2%
B3 S.A. - Brasil, Bolsa, Balcao	114	304
Banco BTG Pactual S/A	21	162
Banco do Brasil S.A	42	171
Banco Santander (Brasil) S.A.	44	240
Localiza Rent A Car SA	18	131
Motiva Infraestrutura De Mobilidade S.A.	50	126
NU Holdings Ltd. - Class A (b)	13	180
Raia Drogasil S.A.	37	104
Suzano SA	13	118
Telefonica Brasil S.A.	40	228
		1,764
Saudi Arabia 0.2%
Al Rajhi Banking and Investment Corporation	45	1,144
Saudi Arabian Oil Company (d)	39	250
		1,394
Belgium 0.2%
Ackermans	—	17
Ageas SA/NV	1	34
Anheuser-Busch InBev	3	199
argenx SE (b)	—	96
Colruyt Group	—	5
D'Ieteren Group	—	13
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	21
KBC Groep	8	854
Lotus Bakeries	—	10
Sofina	—	15
Syensqo	—	17
UCB	—	70
Warehouses De Pauw	1	13
		1,364
Ireland 0.2%
AerCap Holdings N.V.	6	705
DCC Public Limited Company	—	19
Kerry Group Public Limited Company - Class A	—	49
Kingspan Group Public Limited Company	5	424
Smurfit Westrock Public Limited Company	4	167
		1,364
Indonesia 0.2%
PT. Bank Central Asia Tbk	1,662	887
PT. Bank Mandiri (Persero) Tbk.	584	176
PT. Telekomunikasi Indonesia (Persero) Tbk	1,708	293
		1,356

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Mexico 0.1%
Arca Continental S.A.B. de C.V.	17	175
Fresnillo PLC	1	11
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	247
Grupo Financiero Banorte, S.A.B. de C.V.	18	165
Regional, S.A.B. De C.V.	29	241
Wal - Mart de Mexico, S.A.B. de C.V.	85	281
		1,120
South Africa 0.1%
ABSA Group	22	222
Capitec Bank Holdings	1	161
Clicks Group	6	133
Gold Fields Limited	11	256
Shoprite Holdings	9	147
		919
Greece 0.1%
National Bank of Greece SA - Class R	43	555
Piraeus Financial Holdings S.A. - Class R	36	251
		806
Finland 0.1%
Elisa Oyj	—	24
Fortum Oyj	1	24
Kesko Oyj - Class A	—	6
Kesko Oyj - Class B	1	20
Kone Corporation - Class B	1	69
Metso Oyj (e)	2	27
Neste Oyj	1	17
Nokia Oyj	15	78
Nordea Bank Abp	9	132
Orion Oyj - Class A	—	6
Orion Oyj - Class B	—	24
Sampo Oyj - Class A	8	80
Stora Enso Oyj - Class R (e)	2	19
UPM-Kymmene Oyj (e)	2	42
Wartsila Oyj Abp	1	34
		602
Poland 0.1%
Allegro.eu (b) (d)	2	18
Bank Polska Kasa Opieki - Spolka Akcyjna	1	32
Dino Polska Spolka Akcyjna (b) (d)	1	173
ING Bank Slaski Spolka Akcyjna	—	8
KGHM Polska Miedz Spolka Akcyjna	—	15
LPP Spolka Akcyjna	—	12
Orlen S A	2	39
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	3	53
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	12	210
Santander Bank Polska Spolka Akcyjna	—	16
		576
Turkey 0.0%
Akbank Turk Anonim Sirketi - Class A	85	146
BIM Birlesik Magazalar Anonim Sirketi - Class A	22	274
		420
Argentina 0.0%
Globant S.A. (b)	1	82
MercadoLibre, Inc. (b)	—	316
		398
Norway 0.0%
Aker BP ASA	1	23
DNB Bank ASA	2	61
Equinor ASA	3	63
Gjensidige Forsikring ASA	1	14
Kongsberg Gruppen ASA	1	50
Mowi ASA	1	25
Norsk Hydro ASA	4	22
Orkla ASA	2	24
SalMar ASA	—	10
Storebrand ASA	1	18
Telenor ASA	2	29
Var Energi ASA	2	6
Vend Marketplaces ASA - Class A	—	7
Vend Marketplaces ASA - Class B	—	9
Yara International ASA	—	18
		379
Israel 0.0%
Azrieli Group Ltd.	—	10
Bank Hapoalim B.M.	4	75
Bank Leumi Le-Israel B.M.	4	83
Elbit Systems Ltd.	—	31
ICL Group Ltd	2	14
Israel Discount Bank Limited	4	37
Mizrahi Tefahot Bank Ltd	—	27
Nice Ltd (b)	—	32
Teva Pharmaceutical Industries Ltd (b)	3	57
		366
United Arab Emirates 0.0%
Adnoc Drilling Company PJSC	82	128
Emaar Properties (P.J.S.C)	59	219
		347
Hungary 0.0%
OTP Bank Nyrt.	4	280
Peru 0.0%
Credicorp Ltd.	1	240
Portugal 0.0%
EDP Renovaveis, S.A.	1	9
EDP, S.A.	8	36
Galp Energia, SGPS, S.A. - Class B	1	22
Jeronimo Martins, SGPS, S.A.	6	147
		214
Qatar 0.0%
Qatar National Bank (Q.P.S.C.)	43	207
Luxembourg 0.0%
ArcelorMittal	1	41
Millicom International Cellular SA (b)	3	125
Tenaris S.A.	1	21
		187
Austria 0.0%
Andritz AG	—	15
BAWAG Group AG (d)	—	29
Erste Group Bank AG	1	76
OMV Aktiengesellschaft (e)	—	22
Raiffeisen Bank International AG	—	13
Telekom Austria Aktiengesellschaft	—	4
Verbund AG (e)	—	16
		175
Kazakhstan 0.0%
Joint Stock Company Kaspi.Kz - ADR (d)	2	130
Philippines 0.0%
Bank of The Philippine Islands	47	109
New Zealand 0.0%
Auckland International Airport Limited	5	21
Fisher & Paykel Healthcare Corporation Limited	2	36
Meridian Energy Limited	4	14
		71
Macau 0.0%
Galaxy Entertainment Group Limited	7	31
Sands China Ltd.	6	13
		44
Chile 0.0%
Antofagasta PLC	1	26
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	1	—
Public Joint-Stock Company Severstal - GDR (b) (c) (d)	15	—
Total Common Stocks (cost $437,378)		437,969
CORPORATE BONDS AND NOTES 30.4%
United States of America 25.1%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (f)	1,082	1,035

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (f)	511	529
Acrisure, LLC
4.25%, 02/15/29 (f)	965	928
AdaptHealth LLC
4.63%, 08/01/29 (f)	779	734
5.13%, 03/01/30 (f)	318	302
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	257	265
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (f)	944	736
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (e) (f)	657	625
Allegiant Travel Company
7.25%, 08/15/27 (f)	836	836
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (f)	398	390
6.75%, 04/15/28 (f)	1,038	1,055
Allied Universal Holdco LLC
4.63%, 06/01/28 (f)	1,077	1,045
Alta Equipment Group Inc.
9.00%, 06/01/29 (e) (f)	862	804
AMC Networks, Inc.
10.25%, 01/15/29 (f)	909	943
American Airlines, Inc.
7.25%, 02/15/28 (e) (f)	469	479
5.75%, 04/20/29 (f)	1,223	1,226
8.50%, 05/15/29 (e) (f)	914	958
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	903	827
American Express Company
3.95%, 08/01/25	102	102
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (f)	706	749
AmWINS Group, Inc.
6.38%, 02/15/29 (f)	206	210
4.88%, 06/30/29 (f)	245	238
Antero Resources Corporation
5.38%, 03/01/30 (f)	700	704
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (f)	906	927
Arches Buyer Inc.
4.25%, 06/01/28 (f)	711	681
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (e) (f)	306	289
Avantor, Inc.
4.63%, 07/15/28 (f)	808	794
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (e) (f)	197	190
8.25%, 01/15/30 (e) (f)	1,114	1,163
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	624	620
3.38%, 02/15/29 (f)	358	339
Axon Enterprise, Inc.
6.13%, 03/15/30 (f)	981	1,009
B&G Foods, Inc.
5.25%, 09/15/27 (e)	239	217
8.00%, 09/15/28 (f)	685	660
Ball Corporation
6.88%, 03/15/28	843	861
6.00%, 06/15/29	447	459
Bausch & Lomb Corporation
8.38%, 10/01/28 (f)	1,085	1,134
Bausch Health Companies Inc.
11.00%, 09/30/28 (f)	82	81
Big River Steel LLC
6.63%, 01/31/29 (f)	81	82
Block, Inc.
2.75%, 06/01/26	1,005	984
Boyd Gaming Corporation
4.75%, 12/01/27	495	491
Bread Financial Payments, Inc.
9.75%, 03/15/29 (f)	10	11
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (f)	314	305
Bunge Limited Finance Corp.
1.63%, 08/17/25	125	125
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f)	1,101	1,051
7.00%, 02/15/30 (f)	912	945
California Resources Corporation
8.25%, 06/15/29 (f)	772	794
Calpine Corporation
4.50%, 02/15/28 (f)	415	411
5.13%, 03/15/28 (f)	435	435
Carnival Corporation
5.75%, 03/01/27 - 03/15/30 (f)	1,787	1,809
6.00%, 05/01/29 (f)	1,258	1,271
CCO Holdings, LLC
6.38%, 09/01/29 (f)	1,198	1,222
Celanese US Holdings LLC
6.42%, 07/15/27 (g) (h)	782	810
6.58%, 07/15/29 (g) (h)	791	825
6.50%, 04/15/30	689	705
Central Parent Inc.
7.25%, 06/15/29 (f)	689	561
8.00%, 06/15/29 (f)	578	478
Century Communities, Inc.
3.88%, 08/15/29 (f) (h)	362	335
Champions Financing Inc.
8.75%, 02/15/29 (e) (f)	892	860
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (f)	367	344
Chart Industries, Inc.
7.50%, 01/01/30 (f)	97	102
Charter Communications Operating, LLC
6.65%, 02/01/34	50	54
6.38%, 10/23/35	650	683
Chemours Company, The
5.75%, 11/15/28 (f)	839	786
4.63%, 11/15/29 (f)	427	372
Chevron Phillips Chemical Company LLC
3.40%, 12/01/26 (f)	52	51
Cinemark USA, Inc.
5.25%, 07/15/28 (f)	898	894
Citigroup Inc.
1.12%, 01/28/27	100	98
4.54%, 09/19/30	410	408
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	1,118	1,146
Clarios Global LP
6.75%, 05/15/28 - 02/15/30 (f)	1,161	1,196
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (f)	418	401
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	62	61
7.75%, 04/15/28 (e) (f)	481	455
9.00%, 09/15/28 (f)	572	599
7.88%, 04/01/30 (f)	982	1,014
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (f)	1,246	1,227
Cloud Software Group, Inc.
6.50%, 03/31/29 (f)	1,301	1,313
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (f)	1,129	1,155
CNX Resources Corporation
6.00%, 01/15/29 (f)	604	606
Coinbase Global, Inc.
3.38%, 10/01/28 (f)	588	551
Commscope Finance LLC
8.25%, 03/01/27 (e) (f)	496	494
CommScope, LLC.
4.75%, 09/01/29 (e) (f)	924	902
Community Health Systems, Inc.
5.63%, 03/15/27 (f)	1,166	1,147
5.25%, 05/15/30 (f)	414	367
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (f)	1,102	989

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Compass Minerals International, Inc.
6.75%, 12/01/27 (f)	112	113
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	1,145	1,148
Conduent Business Services, LLC
6.00%, 11/01/29 (f)	295	282
Consolidated Communications, Inc.
6.50%, 10/01/28 (f)	895	911
Cornerstone Building Brands, Inc.
9.50%, 08/15/29 (f)	648	597
Credit Acceptance Corporation
9.25%, 12/15/28 (f)	375	398
Crescent Energy Finance LLC
9.25%, 02/15/28 (f)	672	700
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	931	878
CSC Holdings, LLC
11.25%, 05/15/28 (f)	973	968
11.75%, 01/31/29 (f)	1,007	955
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (f)	828	835
CVR Energy, Inc.
8.50%, 01/15/29 (f)	554	555
CVR Partners, LP
6.13%, 06/15/28 (f)	196	196
Dealer Tire, LLC
8.00%, 02/01/28 (f)	26	25
Delek Logistics Partners, LP
8.63%, 03/15/29 (f)	944	980
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (f)	632	665
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	1,356	1,351
8.88%, 02/01/30 (f)	1,123	1,106
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,419	1,288
7.38%, 07/01/28	951	687
DISH Network Corporation
11.75%, 11/15/27 (f)	1,147	1,181
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	750	729
Dycom Industries, Inc.
4.50%, 04/15/29 (f)	133	129
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	454	464
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	369	367
Edison International
8.13%, 06/15/53 (e)	127	123
Elastic N.V.
4.13%, 07/15/29 (f)	766	732
Eldorado Resorts, Inc.
8.13%, 07/01/27 (f)	189	189
Element Solutions Inc.
3.88%, 09/01/28 (f)	473	458
Embecta Corp.
5.00%, 02/15/30 (e) (f)	840	759
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (f)	729	745
Encore Capital Group, Inc.
9.25%, 04/01/29 (f)	722	768
Energizer Holdings, Inc.
4.75%, 06/15/28 (f)	308	300
4.38%, 03/31/29 (f)	474	449
Energy Transfer LP
7.13%, 10/01/54	150	153
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	145	56
EQT Corporation
4.50%, 01/15/29 (f)	699	691
Equipmentshare.Com Inc
9.00%, 05/15/28 (f)	981	1,037
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (f)	905	954
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (f)	44	44
Fertitta Entertainment LLC
4.63%, 01/15/29 (f)	1,030	987
Five Point Operating Company, LP
10.50%, 01/15/28 (f) (g)	250	254
Ford Motor Company
3.25%, 02/12/32	150	127
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	281	279
Freedom Mortgage Corporation
7.63%, 05/01/26 (f)	1,098	1,098
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (f)	210	218
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	518	518
5.00%, 05/01/28 (f)	1,191	1,190
Gap, Inc., The
3.63%, 10/01/29 (f)	948	880
Gen Digital Inc.
6.75%, 09/30/27 (f)	943	960
General Motors Financial Company, Inc.
5.25%, 03/01/26	100	100
Genesis Energy, L.P.
7.75%, 02/01/28	765	776
8.25%, 01/15/29	46	48
GEO Group, Inc., The
8.63%, 04/15/29	191	202
Global Atlantic Financial Company
4.70%, 10/15/51 (f)	160	157
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (f)	562	539
Goldman Sachs Bank USA
5.10%, (SOFR + 0.77%), 03/18/27 (f) (i)	160	160
Gray Media, Inc.
10.50%, 07/15/29 (f)	1,069	1,149
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	905	875
Harvest Midstream I, L.P.
7.50%, 09/01/28 (f)	889	904
HealthEquity, Inc.
4.50%, 10/01/29 (f)	285	277
Heartland Dental, LLC
10.50%, 04/30/28 (f)	816	862
Helios Software Holdings, Inc.
8.75%, 05/01/29 (f)	325	334
Herbalife International, Inc.
12.25%, 04/15/29 (f)	1,067	1,168
Herc Holdings Inc.
6.63%, 06/15/29 (f)	903	927
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (f)	1,086	1,136
Hess Infrastructure Partners LP
5.88%, 03/01/28 (f)	364	369
4.25%, 02/15/30 (f)	543	522
Hillenbrand, Inc.
6.25%, 02/15/29	778	792
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (f)	514	515
3.75%, 05/01/29 (f)	73	70
Hologic, Inc.
3.25%, 02/15/29 (f)	72	69
6.00%, 01/31/33 (c) (j)	20	16
Home Point Capital Inc.
5.00%, 02/01/26 (f)	15	15
Howard Hughes Corporation, The
4.13%, 02/01/29 (f)	548	522
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (f)	195	205
Icahn Enterprises L.P.
5.25%, 05/15/27	1,123	1,088
Imola Merger Corporation
4.75%, 05/15/29 (f)	1,128	1,090

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
International Game Technology PLC
4.13%, 04/15/26 (f)	900	900
Iron Mountain Incorporated
5.00%, 07/15/28 (f)	786	780
ITT Holdings LLC
6.50%, 08/01/29 (f)	610	580
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (f)	1,124	1,086
Jefferies Finance LLC
5.00%, 08/15/28 (f)	668	646
KeHE Distributors, LLC
9.00%, 02/15/29 (f)	971	1,006
KeyCorp
6.40%, 03/06/35	700	748
Kinetik Holdings LP
6.63%, 12/15/28 (f)	750	767
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (f)	236	232
Lamar Media Corp.
3.75%, 02/15/28	945	915
Lamb Weston Holdings, Inc.
4.13%, 01/31/30 (f)	26	25
Level 3 Financing, Inc.
11.00%, 11/15/29 (f)	245	282
Light & Wonder, Inc.
6.63%, 03/01/30 (f)	931	897
Lithia Motors, Inc.
3.88%, 06/01/29 (f)	578	552
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (f)	626	619
3.75%, 01/15/28 (f)	715	694
Madison IAQ LLC
4.13%, 06/30/28 (f)	890	864
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	783	629
Magnera Corporation
4.75%, 11/15/29 (f)	234	207
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (f)	1,216	1,237
9.25%, 04/15/27 (f)	351	348
Medline Borrower, LP
6.25%, 04/01/29 (f)	1,256	1,289
MGM Resorts International
4.75%, 10/15/28	383	378
6.13%, 09/15/29	868	883
Midcap Financial Issuer Trust
6.50%, 05/01/28 (f)	561	556
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	332	273
MIWD Holdco II LLC
5.50%, 02/01/30 (e) (f)	232	221
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (f)	888	916
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	926	905
Morgan Stanley
1.51%, 07/20/27	125	121
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	1,368	1,313
5.25%, 10/01/29 (f)	1,296	1,286
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	924	927
Nabors Industries, Inc.
7.38%, 05/15/27 (f)	579	572
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	1,000	1,001
5.50%, 08/15/28 (f)	230	230
Navient Corporation
4.88%, 03/15/28	403	397
5.50%, 03/15/29	723	708
NCL Corporation Ltd.
5.88%, 02/15/27 (f)	1,275	1,279
8.13%, 01/15/29 (f)	497	524
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (f)	72	79
Necessity Retail Reit, Inc., The
4.50%, 09/30/28 (f)	551	535
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	1,361	1,325
NESCO Holdings II, Inc.
5.50%, 04/15/29 (f)	1,010	982
Newell Brands Inc.
8.50%, 06/01/28 (f)	1,119	1,178
6.38%, 05/15/30	754	733
Nexstar Media Group, Inc.
4.75%, 11/01/28 (e) (f)	1,035	1,008
NFE Fing LLC
12.00%, 11/15/29 (f)	1,091	488
NGL Energy Operating LLC
8.13%, 02/15/29 (f)	414	418
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (f)	1,252	1,195
Noble Finance II LLC
8.00%, 04/15/30 (f)	1,189	1,211
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (f)	867	874
Novelis Corporation
3.25%, 11/15/26 (f)	921	906
6.88%, 01/30/30 (f)	298	308
Olympus Water US Holding Corporation
4.25%, 10/01/28 (f)	988	940
ON Semiconductor Corporation
3.88%, 09/01/28 (f)	900	870
OneMain Finance Corporation
3.50%, 01/15/27	1,308	1,280
3.88%, 09/15/28	460	441
9.00%, 01/15/29	219	230
6.63%, 05/15/29	126	130
ONEOK, Inc.
5.38%, 06/01/29	500	511
6.50%, 09/01/30 (f)	200	214
Organon & Co.
4.13%, 04/30/28 (f)	1,236	1,188
Osaic Holdings, Inc.
6.25%, 03/01/28 (f)	248	249
Outfront Media Capital Corporation
4.25%, 01/15/29 (f)	616	590
Owens & Minor, Inc.
6.63%, 04/01/30 (e) (f)	206	194
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (f)	426	427
Paramount Global
6.38%, 03/30/62	619	606
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	671	670
Pattern Energy Group Inc.
4.50%, 08/15/28 (f)	894	865
PBF Holding Company LLC
6.00%, 02/15/28	1,254	1,199
9.88%, 03/15/30 (f)	62	60
Pearl Merger Sub Inc.
6.75%, 10/01/28 (f)	690	624
Penske Automotive Group, Inc.
3.75%, 06/15/29	399	379
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (f)	125	123
PetSmart, LLC
4.75%, 02/15/28 (f)	845	824
7.75%, 02/15/29 (f)	751	731
PG&E Corporation
5.00%, 07/01/28	586	571
Phinia Inc.
6.75%, 04/15/29 (f)	788	813
Pike Corporation
5.50%, 09/01/28 (f)	232	232
PRA Group, Inc.
8.88%, 01/31/30 (f)	590	614
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (f)	1,219	1,210
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (f)	853	825
Primo Water Holdings Inc.
4.38%, 04/30/29 (f)	50	48
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (f)	1,029	1,029
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	1,000	857
Rand Parent LLC
8.50%, 02/15/30 (e) (f)	956	959
Realty Income Corporation
4.88%, 07/06/30, EUR	500	631
RHP Hotel Properties, LP
4.75%, 10/15/27	92	91
RITHM Capital Corp.
8.00%, 04/01/29 (f)	245	248
RLJ III-EM Columbus Lessee, LLC
4.00%, 09/15/29 (f)	257	240
Roblox Corporation
3.88%, 05/01/30 (f)	1,057	999
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	856	835
3.63%, 03/01/29 (f)	550	523
Rocket Software, Inc.
9.00%, 11/28/28 (f)	872	900
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (f)	862	865
5.38%, 07/15/27 (f)	585	588
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	127	128
Sabre GLBL Inc.
8.63%, 06/01/27 (f)	507	519
10.75%, 11/15/29 (e) (f)	14	14
Safeway Inc.
4.63%, 01/15/27 (f)	522	518
3.50%, 03/15/29 (f)	975	924
SBA Communications Corporation
3.88%, 02/15/27	509	501
3.13%, 02/01/29	1,380	1,303
Scih Salt Holdings Inc.
4.88%, 05/01/28 (f)	1,049	1,020
Scripps Escrow II, Inc.
3.88%, 01/15/29 (f)	899	786
Sealed Air Corporation
6.13%, 02/01/28 (f)	890	902
Sensata Technologies B.V.
4.00%, 04/15/29 (f)	953	906
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	17
Simmons Foods, Inc.
4.63%, 03/01/29 (f)	304	288
Sirius XM Radio Inc.
3.13%, 09/01/26 (f)	634	622
4.00%, 07/15/28 (f)	1,377	1,322
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (f)	190	199
SLM Corporation
6.50%, 01/31/30	959	1,005
SM Energy Company
6.75%, 08/01/29 (f)	903	900
Somnigroup International Inc.
4.00%, 04/15/29 (f)	955	913
Sonic Automotive, Inc.
4.63%, 11/15/29 (f)	520	504
Southern Power Company
1.85%, 06/20/26, EUR	650	761
Southwestern Energy Company
5.38%, 02/01/29	26	26
Spectrum Management Holding Company, LLC
5.50%, 09/01/41	800	727
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (f)	745	743
Staples, Inc.
10.75%, 09/01/29 (f)	1,322	1,256
Star Leasing Company, LLC
7.63%, 02/15/30 (f)	581	576
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	374	370
7.25%, 04/01/29 (f)	366	385
Sunoco LP
7.00%, 05/01/29 (f)	80	83
4.50%, 05/15/29	1,309	1,270
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (f)	904	929
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	1,125	1,110
6.13%, 10/01/28	1,143	1,144
4.25%, 06/01/29	460	446
4.38%, 01/15/30	159	154
Tenneco Inc.
8.00%, 11/17/28 (f)	1,403	1,387
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	949	927
Thor Industries, Inc.
4.00%, 10/15/29 (f)	68	64
TransDigm Inc.
6.75%, 08/15/28 (f)	760	776
4.63%, 01/15/29	1,323	1,298
6.38%, 03/01/29 (f)	1,249	1,284
Transocean Inc
8.00%, 02/01/27 (f)	152	150
Trinet Group, Inc.
3.50%, 03/01/29 (f)	834	783
Triumph Group, Inc.
9.00%, 03/15/28 (f)	931	973
Tronox Incorporated
4.63%, 03/15/29 (e) (f)	1,154	995
TTM Technologies, Inc.
4.00%, 03/01/29 (f)	821	784
Twilio Inc.
3.63%, 03/15/29	820	781
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (f)	962	993
U.S. Foods Inc.
6.88%, 09/15/28 (f)	457	473
United Rentals (North America), Inc.
3.88%, 11/15/27	582	570
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (f)	815	813
Uniti Group Inc.
10.50%, 02/15/28 (f)	921	976
4.75%, 04/15/28 (f)	894	876
Univision Communications Inc.
6.63%, 06/01/27 (f)	1,199	1,196
8.00%, 08/15/28 (f)	584	593
4.50%, 05/01/29 (f)	484	440
Urban One, Inc.
7.38%, 02/01/28 (f)	404	227
USA Compression Finance Corp.
7.13%, 03/15/29 (f)	54	55
UWM Holdings Corporation
6.63%, 02/01/30 (f)	919	920
V.F. Corporation
2.80%, 04/23/27	482	460
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (f)	19	18
6.25%, 01/15/30 (f)	1,096	1,130
Venture Global LNG, Inc.
8.13%, 06/01/28 (f)	1,211	1,251
9.50%, 02/01/29 (f)	1,137	1,239
7.00%, 01/15/30 (f)	1,000	1,012
Victoria's Secret & Co.
4.63%, 07/15/29 (e) (f)	899	839
Viking Cruises Limited
7.00%, 02/15/29 (f)	249	251
Vistra Operations Company LLC
4.38%, 05/01/29 (f)	721	703
W. R. Grace Holdings LLC
4.88%, 06/15/27 (f)	273	271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
5.63%, 08/15/29 (f)	576	521
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	859	911
Warnermedia Holdings, Inc.
4.30%, 01/17/30, EUR	282	307
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (f)	576	574
Wayfair LLC
7.25%, 10/31/29 (f)	956	959
Weatherford International Ltd
8.63%, 04/30/30 (f)	1,103	1,136
Wesco Distribution, Inc.
7.25%, 06/15/28 (f)	1,057	1,070
6.38%, 03/15/29 (f)	413	425
Williams Scotsman International, Inc.
4.63%, 08/15/28 (f)	616	609
Williams Scotsman, Inc.
6.63%, 06/15/29 (f)	91	94
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	650	734
0.95%, 06/01/30, EUR	100	106
Xerox Holdings Corporation
5.50%, 08/15/28 (f)	1,362	1,040
XPLR Infrastructure Operating Partners, LP
3.88%, 10/15/26 (f)	430	420
7.25%, 01/15/29 (e) (f)	473	485
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	618	580
Ziprecruiter, Inc.
5.00%, 01/15/30 (f)	900	768
ZoomInfo Technologies LLC
3.88%, 02/01/29 (f)	518	487
		228,894
Canada 1.0%
Air Canada
3.88%, 08/15/26 (f)	26	26
Enbridge Inc.
5.50%, 07/15/77 (j)	150	148
7.38%, 01/15/83 (j)	350	360
GFL Environmental Inc.
4.00%, 08/01/28 (f)	364	353
3.50%, 09/01/28 (f)	1,248	1,203
Methanex Corporation
5.13%, 10/15/27	106	106
Ontario Teachers' Finance Trust
1.13%, 05/15/26, GBP (d)	2,700	3,612
1.10%, 10/19/27, CAD (f)	297	210
4.25%, 04/25/28 (f)	1,067	1,077
0.10%, 05/19/28, EUR (d)	875	966
Strathcona Resources Ltd.
6.88%, 08/01/26 (f)	122	122
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,205
		9,388
Germany 0.9%
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	750	728
Heidelberg Materials Finance Luxembourg S.A.
4.88%, 11/21/33, EUR (d)	50	64
IHO Verwaltungs GmbH
6.75%, 11/15/29, EUR (d) (k)	100	123
KfW
2.88%, 05/29/26, EUR (d)	750	891
3.20%, 09/11/26, AUD	880	577
0.00%, 03/31/27, EUR (d) (l)	2,360	2,688
2.38%, 08/05/27, EUR (d)	400	475
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	305
TRATON Finance Luxembourg S.A.
3.75%, 03/27/30, EUR (d)	600	719
Volkswagen International Finance N.V.
4.38%, 05/15/30, EUR (d)	500	617
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
4.00%, 04/11/31, EUR (d)	50	61
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	114
1.00%, 07/09/30, EUR (d)	600	635
		7,997
Italy 0.4%
Autostrade per l'italia S.P.A.
5.13%, 06/14/33, EUR (d)	600	762
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	850
Banco BPM Societa' Per Azioni
4.63%, 11/29/27, EUR (d)	600	739
Credito Emiliano SpA
3.25%, 04/18/29, EUR (d)	600	720
ENEL - SPA
6.38%, (100, 04/16/28), EUR (d) (m)	100	127
Intesa Sanpaolo SPA
4.88%, 05/19/30, EUR (d)	100	128
5.13%, 08/29/31, EUR (d)	500	649
		3,975
United Kingdom 0.4%
Avianca MidCo 2 PLC
9.63%, 02/14/30 (f)	335	309
Barclays PLC
4.51%, 01/31/33, EUR (d)	850	1,052
Cadent Finance PLC
0.63%, 03/19/30, EUR (d)	400	421
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (d)	100	117
National Grid PLC
0.25%, 09/01/28, EUR (d)	796	868
Santander UK Group Holdings PLC
1.53%, 08/21/26	200	199
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	800	967
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	22
		3,955
France 0.4%
Alstom
0.13%, 07/27/27, EUR (d)	700	785
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	188
BPCE SFH
3.38%, 03/13/29, EUR (d)	600	728
Dexia
1.25%, 10/27/25, EUR (d)	1,000	1,174
Engie
3.63%, 03/06/31, EUR (d)	700	845
		3,720
Switzerland 0.4%
Credit Suisse Group AG
7.75%, 03/01/29, EUR (d) (j)	550	730
Holcim US Finance (Luxembourg) S.A.
0.50%, 04/23/31, EUR (d)	858	866
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	1,500	1,809
		3,405
South Korea 0.4%
Export-Import Bank of Korea, The
0.75%, 09/21/25	1,618	1,605
2.63%, 05/26/26	1,050	1,036
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	740
		3,381
Ireland 0.2%
AIB Group Public Limited Company
4.63%, 07/23/29, EUR (d)	600	743
Avolon Holdings Funding Limited
3.25%, 02/15/27 (f)	700	683

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Bank of Ireland Group Public Limited Company
5.00%, 07/04/31, EUR (d)	600	763
		2,189
Australia 0.2%
Macquarie Group Limited
5.11%, 08/09/26 (f)	125	125
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	840
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	750	817
		1,782
Japan 0.2%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (d)	960	1,127
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/27	250	243
		1,370
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (d)	250	248
1.63%, 08/02/31 (e) (f)	1,151	1,004
		1,252
Netherlands 0.1%
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	302
Viterra Finance B.V.
1.00%, 09/24/28, EUR (d)	750	831
		1,133
Spain 0.1%
CaixaBank, S.A.
5.00%, 07/19/29, EUR (d)	600	750
Mexico 0.1%
Petroleos Mexicanos
6.70%, 02/16/32	800	745
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	737
Colombia 0.1%
Avianca MidCo 2 PLC
9.00%, 12/01/28 (f)	724	687
Belgium 0.1%
KBC Groep
4.93%, 10/16/30 (f)	672	679
Israel 0.1%
Playtika Holding Corp.
4.25%, 03/15/29 (f)	655	595
Multi-National 0.0%
Inter-American Development Bank
4.40%, 01/26/26, CAD	490	363
Saudi Arabia 0.0%
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (d)	250	253
Thailand 0.0%
Krungthai Bank Public Company Limited
4.40%, (100, 03/25/26) (d) (m)	200	197
Total Corporate Bonds And Notes (cost $270,191)		277,447
GOVERNMENT AND AGENCY OBLIGATIONS 13.5%
Italy 3.3%
Segretariato Generale Della Presidenza Della Repubblica
1.85%, 07/01/25, EUR (d)	3	4
7.25%, 11/01/26, EUR (d)	6,615	8,340
0.85%, 01/15/27, EUR	11	13
1.10%, 04/01/27, EUR	21	24
3.85%, 12/15/29 - 02/01/35, EUR	2,307	2,824
2.95%, 07/01/30, EUR	12,450	14,862
0.90%, 04/01/31, EUR (d)	200	212
4.00%, 10/30/31, EUR (f)	1,600	2,011
3.35%, 03/01/35, EUR (d)	150	177
3.65%, 08/01/35, EUR (f)	205	246
2.25%, 09/01/36, EUR (d)	408	426
4.00%, 02/01/37, EUR (d)	522	643
3.25%, 03/01/38, EUR	179	202
3.25%, 09/01/46, EUR (d)	110	115
2.15%, 09/01/52, EUR	250	200
2.15%, 03/01/72, EUR (d)	160	113
		30,412
United States of America 2.1%
Federal Home Loan Mortgage Corporation
6.50%, 05/01/54	821	854
5.50%, 11/01/54	1,203	1,203
6.00%, 06/01/55	1,182	1,202
Government National Mortgage Association
3.00%, 10/20/51	1,170	1,035
Treasury, United States Department of
4.25%, 01/31/26 (a)	11,334	11,333
3.38%, 09/15/27	100	99
3.75%, 05/15/28	50	50
1.63%, 10/15/29 (n)	3,347	3,387
4.75%, 02/15/45	300	298
		19,461
United Kingdom 1.4%
HM Treasury
0.50%, 01/31/29, GBP	1,900	2,328
0.38%, 10/22/30, GBP (d)	1,190	1,364
3.25%, 01/31/33, GBP	235	302
0.88%, 07/31/33, GBP (d)	1,800	1,900
4.50%, 09/07/34 - 12/07/42, GBP (d)	118	159
1.75%, 09/07/37, GBP (d)	425	427
4.25%, 09/07/39 - 12/07/55, GBP (d)	698	875
1.25%, 10/22/41, GBP	193	156
4.25%, 12/07/46 - 12/07/49, GBP	385	460
1.25%, 07/31/51, GBP (d)	2,503	1,507
3.75%, 07/22/52 - 10/22/53, GBP (d)	967	1,039
4.38%, 07/31/54, GBP (d)	780	930
1.75%, 07/22/57, GBP (d)	272	175
0.50%, 10/22/61, GBP (d)	350	126
4.00%, 10/22/63, GBP (d)	230	252
3.50%, 07/22/68, GBP (d)	254	250
1.13%, 10/22/73, GBP (d)	70	31
		12,281
Japan 1.3%
Cabinet Office, Government of Japan
0.10%, 03/20/31, JPY	157,700	1,039
0.50%, 03/20/33 - 12/20/38, JPY	109,850	719
0.70%, 03/20/37, JPY	132,950	829
0.60%, 12/20/37 - 09/20/50, JPY	77,200	370
0.40%, 03/20/39 - 03/20/50, JPY	66,250	287
0.30%, 06/20/39 - 06/20/46, JPY	215,500	999
2.00%, 09/20/40 - 03/20/42, JPY	92,950	640
2.20%, 03/20/41 - 03/20/50, JPY	243,400	1,579
1.90%, 09/20/42, JPY	126,550	842
1.80%, 03/20/43, JPY	51,050	332
1.70%, 12/20/43 - 06/20/44, JPY	121,950	771
1.60%, 06/20/45, JPY	58,800	359
0.80%, 06/20/47 - 03/20/58, JPY	270,500	1,076
1.00%, 03/20/52, JPY	142,800	667
1.40%, 03/20/55, JPY	33,000	165
2.40%, 03/20/55, JPY	83,200	531
Japan Bank For International Cooperation
4.25%, 01/26/26	688	687
1.63%, 01/20/27	272	262
		12,154
Canada 1.0%
Canada, Government of
1.00%, 06/01/27, CAD	1,345	959
1.50%, 06/01/31 - 12/01/31, CAD	1,254	848
3.00%, 06/01/34, CAD	6,079	4,392
4.00%, 06/01/41, CAD	323	253
2.75%, 12/01/48 - 12/01/64, CAD	711	444
1.75%, 12/01/53, CAD	205	102
CIBC Mellon Trust Company
1.25%, 06/15/26, CAD	140	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Government of the Province of Alberta
2.90%, 12/01/28, CAD	40	29
Government of the Province of British Columbia
4.70%, 06/18/37, CAD	280	218
2.95%, 06/18/50, CAD	160	91
Ontario, Government of
0.01%, 11/25/30, EUR (d)	1,098	1,120
		8,558
Spain 0.9%
Estado Espanol
2.15%, 10/31/25, EUR (d)	20	24
1.95%, 04/30/26, EUR (d)	1	1
1.30%, 10/31/26, EUR	16	19
1.50%, 04/30/27, EUR	6	7
2.50%, 05/31/27, EUR	11	13
1.40%, 07/30/28, EUR (d)	21	24
1.45%, 04/30/29 - 10/31/71, EUR	81	48
0.80%, 07/30/29, EUR	16	18
1.25%, 10/31/30, EUR (d)	153	169
2.55%, 10/31/32, EUR	493	569
3.15%, 04/30/33, EUR (f)	267	319
3.55%, 10/31/33, EUR (f)	496	608
1.85%, 07/30/35, EUR	117	122
4.20%, 01/31/37, EUR (d)	261	333
3.90%, 07/30/39, EUR (f)	520	635
1.00%, 07/30/42, EUR	251	196
2.90%, 10/31/46, EUR (d)	310	318
4.00%, 10/31/54, EUR (f)	4,179	4,897
3.45%, 07/30/66, EUR	14	14
		8,334
Mexico 0.6%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	298
7.75%, 05/29/31, MXN	106,500	5,397
		5,695
France 0.6%
French Republic Government Bond OAT
4.75%, 04/25/35, EUR (d)	2,480	3,290
1.75%, 06/25/39, EUR (d)	1,272	1,204
Gouvernement De France
2.75%, 02/25/29, EUR (d)	15	18
0.00%, 11/25/29, EUR (d) (l)	23	24
2.00%, 05/25/48, EUR (d)	38	32
1.50%, 05/25/50, EUR (d)	110	80
0.75%, 05/25/52, EUR (d)	470	263
0.75%, 05/25/53, EUR	170	92
3.00%, 05/25/54, EUR (f)	350	341
1.75%, 05/25/66, EUR (d)	267	170
		5,514
Thailand 0.5%
Thailand, Kingdom of
2.80%, 06/17/34, THB	139,260	4,708
Hungary 0.4%
Sandor-Palota
0.13%, 09/21/28, EUR (f)	257	275
2.13%, 09/22/31 (f)	331	274
5.38%, 09/12/33, EUR (d)	100	127
1.75%, 06/05/35, EUR (d)	100	93
7.00%, 10/24/35, HUF	966,280	2,826
		3,595
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (f)	733	737
2.25%, 02/02/33 (f)	322	269
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (d)	1,060	1,053
3.25%, 10/26/26 (d)	918	903
		2,962
Netherlands 0.3%
Staat der Nederlanden
0.00%, 07/15/30, EUR (f) (l)	1,412	1,482
0.00%, 07/15/31 - 01/15/52, EUR (l)	231	127
2.50%, 07/15/34, EUR	50	58
4.00%, 01/15/37, EUR (d)	291	380
0.50%, 01/15/40, EUR	515	428
2.00%, 01/15/54, EUR	110	101
		2,576
Indonesia 0.2%
Republic of Indonesia, The Government of, The
6.63%, 02/15/34, IDR	20,580,000	1,265
Australia 0.1%
Commonwealth of Australia
1.75%, 06/21/51, AUD (d)	356	127
4.75%, 06/21/54, AUD (d)	1,700	1,103
		1,230
Belgium 0.1%
Etat Belge
1.90%, 06/22/38, EUR (d)	304	302
Service Public Federal Chancellerie Du Premier Ministre
0.10%, 06/22/30, EUR (d)	2	2
3.75%, 06/22/45, EUR (d)	249	294
1.70%, 06/22/50, EUR	482	371
2.25%, 06/22/57, EUR	93	75
2.15%, 06/22/66, EUR (d)	135	100
0.65%, 06/22/71, EUR	50	19
		1,163
South Korea 0.1%
Export-Import Bank of Korea, The
4.88%, 01/11/26	422	423
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (l)	490	574
		997
Denmark 0.1%
Danmarks Nationalbank
1.75%, 11/15/25, DKK (d)	803	127
0.50%, 11/15/27, DKK	1,223	188
0.00%, 11/15/31, DKK (d) (l)	810	111
2.25%, 11/15/33, DKK	560	87
4.50%, 11/15/39, DKK (d)	1,006	192
0.25%, 11/15/52, DKK	605	50
		755
Sweden 0.1%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (d)	1,895	195
2.25%, 06/01/32, SEK (d)	1,525	164
3.50%, 03/30/39, SEK (d)	920	109
		468
Romania 0.1%
Romania, Government of
2.00%, 04/14/33, EUR (f)	390	351
South Africa 0.0%
South Africa, Parliament of
4.85%, 09/30/29	300	288
Czech Republic 0.0%
Urad Vlady Ceske Republiky
4.50%, 11/11/32, CZK	5,400	264
Chile 0.0%
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	166	199
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	141
Total Government And Agency Obligations (cost $123,020)		123,371
INVESTMENT COMPANIES 3.9%
United States of America 3.9%
iShares MSCI EAFE ETF	1	44
JPMorgan Income ETF (e) (o)	765	35,420
Total Investment Companies (cost $35,509)		35,464

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.1%
Switzerland 0.1%
Chocoladefabriken Lindt & Sprungli AG	—	67
Roche Holding AG	2	665
Schindler Holding AG	—	45
		777
Brazil 0.0%
Petroleo Brasileiro S/A Petrobras. (j)	71	411
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	14
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	16
Henkel AG & Co. KGaA (j)	—	38
Sartorius Aktiengesellschaft	—	19
Volkswagen Aktiengesellschaft (j)	1	65
		152
Italy 0.0%
Telecom Italia S.p.A.	18	10
Total Preferred Stocks (cost $1,277)		1,350
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
United States of America 0.1%
GS Mortgage-Backed Securities Trust 2025-RPL3
Series 2025-A1-RPL3, 4.10%, 01/26/65 (g)	100	96
Progress Residential 2025-SFR3 Trust
Series 2025-A-SFR3, 3.39%, 07/17/30	415	390
WHARF Commercial Mortgage Trust 2025-DC
Series 2025-A-DC, 5.35%, 07/17/30 (i)	100	108
Total Non-U.S. Government Agency Asset-Backed Securities (cost $580)		594
SHORT TERM INVESTMENTS 4.3%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.20% (o) (p)	25,599	25,599
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 4.30% (o) (p)	13,703	13,703
Total Short Term Investments (cost $39,302)		39,302
Total Investments 100.3% (cost $907,257)		915,497
Other Derivative Instruments 0.1%		878
Other Assets and Liabilities, Net (0.4)%		(3,651)
Total Net Assets 100.0%		912,724

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of June 30, 2025.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $211,480 and 23.2% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	16,021	215,822	206,244	461	—	—	25,599	2.8
JNL Government Money Market Fund, 4.30% - Class SL	12,418	163,589	162,304	287	—	—	13,703	1.5
JPMorgan Income ETF	42,760	—	7,872	1,110	(126)	658	35,420	3.9
	71,199	379,411	376,420	1,858	(126)	658	74,722	8.2

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	143	160	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	661	743	0.1
Alibaba Group Holding Limited	12/15/20	2,397	1,962	0.2
Allegro.eu	09/17/21	17	18	—
Alstom, 0.13%, 07/27/27	06/07/24	701	785	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	06/08/20	86	109	—
Amundi	12/17/21	12	15	—
Autostrade per l'italia S.P.A., 5.13%, 06/14/33	06/07/24	674	762	0.1
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	750	850	0.1
Banco BPM Societa' Per Azioni, 4.63%, 11/29/27	06/07/24	659	739	0.1
Bank of Ireland Group Public Limited Company, 5.00%, 07/04/31	06/07/24	678	763	0.1
Barclays PLC, 4.51%, 01/31/33	06/07/24	932	1,052	0.1
BAWAG Group AG	06/08/20	14	29	—
BPCE SFH, 3.38%, 03/13/29	01/07/25	632	728	0.1
Budweiser Brewing Company APAC Limited	12/05/23	7	5	—
Cadent Finance PLC, 0.63%, 03/19/30	06/07/24	371	421	0.1
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	666	750	0.1
Cellnex Telecom, S.A.	04/16/21	68	66	—
China International Capital Corporation Limited - Class H	05/23/25	136	165	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	175	127	—
Commonwealth of Australia, 4.75%, 06/21/54	06/12/25	1,088	1,103	0.1
Convatec Group PLC	04/27/20	14	19	—
Credit Suisse Group AG, 7.75%, 03/01/29	06/07/24	650	730	0.1
Credito Emiliano SpA, 3.25%, 04/18/29	01/07/25	627	720	0.1
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	115	127	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	92	111	—
Danmarks Nationalbank, 4.50%, 11/15/39	08/11/21	258	192	—
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	656	737	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,087	1,127	0.1
Dexia, 1.25%, 10/27/25	07/09/20	1,135	1,174	0.1
Dino Polska Spolka Akcyjna	07/08/22	86	173	—
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	10/15/24	115	127	—
Engie, 3.63%, 03/06/31	04/23/25	812	845	0.1
EQT AB	12/16/22	58	70	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	21	24	—
Estado Espanol, 1.95%, 04/30/26	07/29/22	1	1	—
Estado Espanol, 1.40%, 07/30/28	02/28/23	21	24	—
Estado Espanol, 1.25%, 10/31/30	08/31/23	150	169	—
Estado Espanol, 4.20%, 01/31/37	09/30/22	274	333	0.1
Estado Espanol, 2.90%, 10/31/46	09/29/23	261	318	0.1
Etat Belge, 1.90%, 06/22/38	01/07/22	312	302	—
Evolution AB (publ)	12/03/20	57	44	—
Evraz PLC	02/14/22	5	—	—
French Republic Government Bond OAT, 4.75%, 04/25/35	03/03/25	2,932	3,290	0.4
French Republic Government Bond OAT, 1.75%, 06/25/39	07/31/23	1,168	1,204	0.1
Fuyao Glass Industry Group Co., Ltd. - Class H	05/08/23	151	206	—
Gouvernement De France, 2.75%, 02/25/29	05/31/24	16	18	—
Gouvernement De France, 0.00%, 11/25/29	07/31/23	22	24	—
Gouvernement De France, 2.00%, 05/25/48	08/11/21	58	32	—
Gouvernement De France, 1.50%, 05/25/50	02/29/24	83	80	—
Gouvernement De France, 0.75%, 05/25/52	11/30/22	296	263	—
Gouvernement De France, 1.75%, 05/25/66	02/21/22	325	170	—
GreenSaif Pipelines Bidco S.a r.l., 5.85%, 02/23/36	06/20/25	252	253	—
Haidilao International Holding Ltd.	05/15/25	136	120	—
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	06/07/24	57	64	—
HM Treasury, 0.38%, 10/22/30	06/30/23	1,226	1,364	0.2
HM Treasury, 0.88%, 07/31/33	09/29/23	1,723	1,900	0.2
HM Treasury, 4.50%, 09/07/34	03/10/23	96	104	—
HM Treasury, 1.75%, 09/07/37	10/18/22	367	427	0.1
HM Treasury, 4.25%, 09/07/39	10/18/22	340	395	0.1
HM Treasury, 4.25%, 12/07/40	10/18/22	224	258	—
HM Treasury, 4.50%, 12/07/42	09/08/23	52	55	—
HM Treasury, 1.25%, 07/31/51	12/02/22	1,537	1,507	0.2
HM Treasury, 3.75%, 07/22/52	10/18/22	545	553	0.1
HM Treasury, 3.75%, 10/22/53	01/22/24	478	486	0.1
HM Treasury, 4.38%, 07/31/54	04/28/25	909	930	0.1
HM Treasury, 4.25%, 12/07/55	10/18/22	214	222	—
HM Treasury, 1.75%, 07/22/57	08/11/21	364	175	—
HM Treasury, 0.50%, 10/22/61	01/10/23	157	126	—
HM Treasury, 4.00%, 10/22/63	06/30/23	266	252	—
HM Treasury, 3.50%, 07/22/68	05/31/23	262	250	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	31	—
Holcim US Finance (Luxembourg) S.A., 0.50%, 04/23/31	04/23/25	834	866	0.1
IHO Verwaltungs GmbH, 6.75%, 11/15/29	06/11/25	120	123	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	06/11/25	117	117	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/18/20	10	12	—
Intesa Sanpaolo SPA, 4.88%, 05/19/30	06/07/24	113	128	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Intesa Sanpaolo SPA, 5.13%, 08/29/31	06/07/24	575	649	0.1
Joint Stock Company Kaspi.Kz	02/06/25	146	130	—
KfW, 2.88%, 05/29/26	09/08/23	800	891	0.1
KfW, 0.00%, 03/31/27	02/02/23	2,463	2,688	0.3
KfW, 2.38%, 08/05/27	05/16/24	430	475	0.1
Krungthai Bank Public Company Limited, 4.40% (callable at 100, 03/25/26)	06/12/25	197	197	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	8	7	—
Media Group Holdings LLC, 2.00%, 12/31/26	04/28/14	50,938	90	—
Meituan - Class B	09/30/24	577	477	0.1
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	747	840	0.1
National Grid PLC, 0.25%, 09/01/28	04/23/25	837	868	0.1
Nongfu Spring Co., Ltd. - Class H	12/18/24	200	226	—
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	3,018	3,612	0.4
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,037	966	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,258	1,120	0.1
Orsted A/S	10/29/21	29	19	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	194	195	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	203	164	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	123	109	—
Pirelli & C. S.p.A.	05/09/23	6	7	—
Poste Italiane - Societa' Per Azioni	04/27/20	16	29	—
Public Joint-Stock Company Severstal	12/01/20	243	—	—
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	127	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	80	93	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,064	1,053	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	934	903	0.1
Saudi Arabian Oil Company	06/10/24	294	250	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	05/31/23	3	4	—
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	8,019	8,340	0.9
Segretariato Generale Della Presidenza Della Repubblica, 0.90%, 04/01/31	10/31/23	175	212	—
Segretariato Generale Della Presidenza Della Repubblica, 3.35%, 03/01/35	02/29/24	155	177	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	393	426	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	525	643	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.25%, 09/01/46	10/31/23	98	115	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	11/30/23	98	113	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	01/07/22	2	2	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	432	294	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	204	100	—
Siemens Healthineers AG	06/18/21	44	44	—
Staat der Nederlanden, 4.00%, 01/15/37	07/29/22	329	380	0.1
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	267	248	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	08/14/23	1,092	1,110	0.1
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,070	1,205	0.1
TRATON Finance Luxembourg S.A., 3.75%, 03/27/30	06/07/24	641	719	0.1
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	861	967	0.1
UBS Switzerland AG, 3.30%, 03/05/29	06/10/24	1,615	1,809	0.2
Viterra Finance B.V., 1.00%, 09/24/28	06/07/24	739	831	0.1
Volkswagen International Finance N.V., 4.38%, 05/15/30	06/07/24	551	617	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 4.00%, 04/11/31	06/07/24	54	61	—
Vonovia SE, 2.25%, 04/07/30	06/07/24	99	114	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	557	635	0.1
WH Group Limited	06/08/20	19	23	—
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	721	817	0.1
WuXi Biologics (Cayman) Inc.	06/17/22	37	33	—
Xiaomi Corporation	08/23/24	215	566	0.1
ZTO Express (Cayman) Inc.	03/19/24	139	112	—
		118,840	71,626	7.8

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	14	September 2025	AUD	1,604	(5)	1
Canada 10 Year Bond	19	September 2025	CAD	2,294	4	17
Canada 5 Year Bond	5	September 2025	CAD	567	1	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
EUR/USD Spot Rate	24	September 2025		3,448	23	102
Euro Bund	110	September 2025	EUR	14,375	(40)	(69)
Euro Schatz	90	September 2025	EUR	9,665	(7)	(14)
Italy Government BTP Bond	10	September 2025	EUR	1,206	(1)	5
Japan 10 Year Bond	82	September 2025	JPY	1,136,857	(2)	26
JPY/USD Spot Rate	112	September 2025		9,751	33	41
Long Gilt	18	September 2025	GBP	1,635	(5)	54
MSCI EAFE Index	211	September 2025		27,732	14	561
MSCI Emerging Markets Index	292	September 2025		17,490	35	519
S&P 500 Index	207	September 2025		63,024	310	1,702
S&P Communication Services Select Sector Index	101	September 2025		13,749	115	708
S&P Technology Select Sector Index	57	September 2025		14,079	155	613
United States 2 Year Note	15	October 2025		3,120	(1)	—
United States 5 Year Note	1,649	October 2025		177,292	219	2,448
					848	6,717
Short Contracts
Euro BOBL	(58)	September 2025	EUR	(6,832)	12	8
Euro Buxl 30 Year Bond	(28)	September 2025	EUR	(3,360)	12	42
Euro OAT	(25)	September 2025	EUR	(3,112)	6	19
Italy Short Term Government BTP Bond	(61)	September 2025	EUR	(6,595)	4	12
United States 10 Year Note	(69)	September 2025		(7,556)	(22)	(181)
United States 10 Year Ultra Bond	(25)	September 2025		(2,806)	(12)	(51)
United States Ultra Bond	(34)	September 2025		(3,895)	(39)	(155)
					(39)	(306)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/CHF	GSC	07/22/25	CHF	(172)	(217)	(5)
AUD/USD	CIT	07/22/25	AUD	3,197	2,105	38
AUD/USD	MSC	07/22/25	AUD	5,346	3,520	35
CAD/USD	BCL	07/22/25	CAD	30	22	—
CAD/USD	BNP	07/22/25	CAD	2,570	1,889	1
CAD/USD	CIT	07/22/25	CAD	283	208	1
CAD/USD	HSB	07/22/25	CAD	25	18	—
CAD/USD	MSC	07/22/25	CAD	89	66	—
CHF/EUR	GSC	07/22/25	EUR	(184)	(217)	1
CHF/USD	BCL	07/22/25	CHF	482	609	14
CHF/USD	GSC	07/22/25	CHF	171	216	5
CLP/USD	HSB	07/22/25	CLP	212,178	228	2
COP/USD	GSC	07/22/25	COP	1,803,679	440	7
CZK/USD	GSC	07/22/25	CZK	6,462	308	8
EUR/CHF	BNP	07/22/25	CHF	(172)	(217)	(1)
EUR/JPY	HSB	07/22/25	JPY	(51,345)	(357)	—
EUR/SEK	HSB	07/22/25	SEK	(953)	(101)	—
EUR/USD	BCL	07/22/25	EUR	103	121	4
EUR/USD	CIT	07/22/25	EUR	32	38	1
EUR/USD	GSC	07/22/25	EUR	184	217	5
EUR/USD	HSB	07/22/25	EUR	239	283	3
EUR/USD	MSC	07/22/25	EUR	5,353	6,314	140
GBP/JPY	MSC	07/22/25	JPY	(30,371)	(211)	2
GBP/USD	GSC	07/22/25	GBP	308	423	2
GBP/USD	HSB	07/22/25	GBP	161	221	1
GBP/USD	MSC	07/22/25	GBP	17	23	—
IDR/USD	BCL	07/22/25	IDR	16,803,193	1,034	5
ILS/USD	HSB	07/22/25	ILS	1,734	515	33
JPY/USD	BCL	07/22/25	JPY	2,682	19	—
JPY/USD	BNP	07/22/25	JPY	3,399,184	23,663	(68)
JPY/USD	CIT	07/22/25	JPY	30,126	210	2
JPY/USD	HSB	07/22/25	JPY	19,230	134	—
JPY/USD	MSC	07/22/25	JPY	2,519	18	—
KRW/USD	CIT	07/22/25	KRW	5,865,162	4,352	60
MXN/USD	GSC	07/22/25	MXN	4,173	222	5
NOK/USD	MSC	07/22/25	NOK	2,770	275	(4)
NZD/USD	BNP	07/22/25	NZD	1,783	1,087	14
NZD/USD	MSC	07/22/25	NZD	349	213	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PEN/USD	BNP	07/22/25	PEN	727	205	4
PLN/USD	BNP	07/22/25	PLN	3,755	1,041	29
RON/USD	BNP	07/22/25	RON	1,467	340	5
SEK/EUR	GSC	07/22/25	EUR	(178)	(210)	(2)
SEK/USD	CIT	07/22/25	SEK	2,021	214	—
SEK/USD	MSC	07/22/25	SEK	9,774	1,035	3
USD/AUD	BNP	07/22/25	AUD	(263)	(173)	(2)
USD/AUD	BNP	07/22/25	AUD	(2)	(1)	—
USD/AUD	CIT	07/22/25	AUD	(389)	(256)	(2)
USD/AUD	HSB	07/22/25	AUD	(142)	(93)	(1)
USD/AUD	HSB	07/22/25	AUD	(3)	(2)	—
USD/AUD	MSC	07/22/25	AUD	(1,863)	(1,226)	(12)
USD/AUD	MSC	07/22/25	AUD	(14)	(9)	—
USD/CAD	HSB	07/22/25	CAD	(4)	(3)	—
USD/CAD	MSC	07/22/25	CAD	(413)	(304)	(2)
USD/CAD	MSC	07/22/25	CAD	(10)	(8)	—
USD/DKK	MSC	07/22/25	DKK	(329)	(52)	(1)
USD/EUR	CIT	07/22/25	EUR	(1,108)	(1,308)	(38)
USD/EUR	CIT	07/22/25	EUR	(4)	(6)	—
USD/EUR	HSB	07/22/25	EUR	(2,488)	(2,935)	(45)
USD/EUR	HSB	07/22/25	EUR	(4)	(5)	—
USD/EUR	MSC	07/22/25	EUR	(1)	(1)	—
USD/GBP	BCL	07/22/25	GBP	(1)	(1)	—
USD/GBP	BNP	07/22/25	GBP	(4)	(6)	—
USD/GBP	GSC	07/22/25	GBP	(384)	(527)	(6)
USD/GBP	HSB	07/22/25	GBP	(533)	(731)	(11)
USD/GBP	HSB	07/22/25	GBP	(5)	(7)	—
USD/HUF	GSC	07/22/25	HUF	(912,304)	(2,686)	(88)
USD/JPY	BCL	07/22/25	JPY	(968)	(7)	—
USD/JPY	BNP	07/22/25	JPY	(2,442)	(17)	—
USD/JPY	CIT	07/22/25	JPY	(30,504)	(212)	(1)
USD/JPY	GSC	07/22/25	JPY	(164,864)	(1,148)	(8)
USD/JPY	HSB	07/22/25	JPY	(15,254)	(106)	—
USD/JPY	MSC	07/22/25	JPY	(1,066)	(8)	—
USD/KRW	BCL	07/22/25	KRW	(431,081)	(320)	(3)
USD/MXN	BNP	07/22/25	MXN	(81,404)	(4,328)	(59)
USD/MXN	MSC	07/22/25	MXN	(2,157)	(115)	(3)
USD/SGD	HSB	07/22/25	SGD	(1,183)	(932)	(9)
USD/THB	GSC	07/22/25	THB	(3,275)	(101)	(1)
USD/THB	GSC	07/22/25	THB	(105,874)	(3,262)	10
					29,420	69

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	257,904	212	109	258,225
Japan	—	25,447	—	25,447
France	—	18,891	—	18,891
China	2,495	15,107	—	17,602
United Kingdom	59	15,311	—	15,370
Taiwan	4,636	10,060	—	14,696
Germany	30	13,305	—	13,335
India	1,769	6,349	—	8,118
Switzerland	207	7,669	—	7,876
Netherlands	598	6,647	—	7,245
Sweden	669	6,188	—	6,857
South Korea	42	6,363	—	6,405
Hong Kong	23	5,265	—	5,288
Australia	419	4,367	—	4,786
Denmark	—	3,296	—	3,296
Singapore	217	2,862	—	3,079
Italy	—	2,384	—	2,384
Spain	—	2,248	—	2,248
Canada	1,963	—	—	1,963

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund (continued)
Brazil	1,764	—	—	1,764
Saudi Arabia	—	1,394	—	1,394
Belgium	—	1,364	—	1,364
Ireland	872	492	—	1,364
Indonesia	—	1,356	—	1,356
Mexico	1,109	11	—	1,120
South Africa	—	919	—	919
Greece	—	806	—	806
Finland	—	602	—	602
Poland	—	576	—	576
Turkey	—	420	—	420
Argentina	398	—	—	398
Norway	—	379	—	379
Israel	—	366	—	366
United Arab Emirates	—	347	—	347
Hungary	—	280	—	280
Peru	240	—	—	240
Portugal	—	214	—	214
Qatar	—	207	—	207
Luxembourg	125	62	—	187
Austria	—	175	—	175
Kazakhstan	130	—	—	130
Philippines	—	109	—	109
New Zealand	—	71	—	71
Macau	—	44	—	44
Chile	—	26	—	26
Corporate Bonds And Notes	—	277,431	16	277,447
Government And Agency Obligations	—	123,371	—	123,371
Investment Companies	35,464	—	—	35,464
Preferred Stocks	411	939	—	1,350
Non-U.S. Government Agency Asset-Backed Securities	—	594	—	594
Short Term Investments	39,302	—	—	39,302
	350,846	564,526	125	915,497
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,881	—	—	6,881
Open Forward Foreign Currency Contracts	—	441	—	441
	6,881	441	—	7,322
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(470)	—	—	(470)
Open Forward Foreign Currency Contracts	—	(372)	—	(372)
	(470)	(372)	—	(842)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 100.2%
Information Technology 32.8%
Analog Devices, Inc.	29	6,920
Apple Inc. (a)	250	51,237
Arista Networks, Inc. (b)	21	2,101
Broadcom Inc.	79	21,835
Cadence Design Systems, Inc. (b)	8	2,400
Cognizant Technology Solutions Corporation - Class A (a)	53	4,110
CrowdStrike Holdings, Inc. - Class A (b)	1	459
Intuit Inc. (a)	4	3,477
Lam Research Corporation	72	7,026
Micron Technology, Inc.	33	4,022
Microsoft Corporation (a)	144	71,748
Motorola Solutions, Inc.	3	1,198
NVIDIA Corporation (a)	443	69,922
NXP Semiconductors N.V.	26	5,609
Oracle Corporation	46	9,962
Palantir Technologies Inc. - Class A (b)	23	3,159
Salesforce, Inc.	27	7,451
Seagate Technology Holdings Public Limited Company	38	5,530
ServiceNow, Inc. (b)	7	7,094
Texas Instruments Incorporated	34	6,987
Western Digital Corporation	6	394
		292,641
Financials 14.5%
American Express Company	10	3,304
Ameriprise Financial, Inc. (a)	8	4,053
AON Public Limited Company - Class A	11	3,833
Apollo Global Management, Inc.	17	2,381
Arthur J. Gallagher & Co. (a)	16	5,212
Bank of America Corporation (a)	239	11,301
Berkshire Hathaway Inc. - Class B (b)	28	13,413
Capital One Financial Corporation	13	2,815
Charles Schwab Corporation, The (a)	82	7,524
Citigroup Inc. (a)	49	4,203
CME Group Inc. - Class A	16	4,486
Corpay Inc (a) (b)	12	4,012
Fidelity National Information Services, Inc. (a)	55	4,472
Fifth Third Bancorp (a)	87	3,584
MasterCard Incorporated - Class A	27	15,212
Raymond James Financial, Inc.	8	1,270
State Street Corporation	18	1,901
The Progressive Corporation	26	6,836
Toast, Inc. - Class A (b)	32	1,431
Truist Financial Corporation	37	1,577
U.S. Bancorp	62	2,826
Visa Inc. - Class A	40	14,088
Wells Fargo & Company	122	9,787
Wex, Inc. (b)	2	349
		129,870
Consumer Discretionary 11.8%
Amazon.com, Inc. (a) (b)	180	39,406
Aptiv PLC (b)	11	754
AutoZone, Inc. (b)	—	1,425
Booking Holdings Inc. (a)	1	3,184
Burlington Stores, Inc. (b)	10	2,408
Carnival Corporation (b)	100	2,800
Chipotle Mexican Grill, Inc. (a) (b)	84	4,731
DoorDash, Inc. - Class A (b)	8	1,937
Expedia Group, Inc.	15	2,457
Hilton Worldwide Holdings Inc. (a)	19	5,020
Lennar Corporation - Class A	8	938
Lowe`s Companies, Inc.	36	7,882
McDonald's Corporation	27	7,846
NIKE, Inc. - Class B	20	1,403
Ross Stores, Inc. (a)	33	4,161
Tesla Inc. (b)	45	14,312
Yum! Brands, Inc.	30	4,436
		105,100
Communication Services 9.4%
Alphabet Inc. - Class A (a)	100	17,699
Alphabet Inc. - Class C (a)	54	9,618
AT&T Inc.	142	4,100
Comcast Corporation - Class A	135	4,813
Former Charter Communications Parent, Inc. - Class A (b)	7	2,980
Meta Platforms, Inc. - Class A (a)	44	32,586
Netflix, Inc. (a) (b)	4	5,726
Walt Disney Company, The (a)	45	5,639
Warner Music Group Corp. - Class A	27	729
		83,890
Health Care 9.3%
AbbVie Inc.	54	10,036
Baxter International Inc.	15	462
Boston Scientific Corporation (b)	52	5,606
Bristol-Myers Squibb Company	100	4,640
Cigna Group, The (a)	13	4,149
Edwards Lifesciences Corporation (b)	36	2,810
Eli Lilly and Company	12	9,096
HCA Healthcare, Inc.	3	1,064
Humana Inc.	6	1,562
Johnson & Johnson	52	7,941
McKesson Corporation	2	1,656
Medtronic, Inc.	55	4,835
Merck & Co., Inc.	19	1,469
Neurocrine Biosciences, Inc. (b)	5	662
Regeneron Pharmaceuticals, Inc.	6	2,908
Stryker Corporation	17	6,624
Thermo Fisher Scientific Inc.	15	6,278
UnitedHealth Group Incorporated	23	7,328
Vertex Pharmaceuticals Incorporated (a) (b)	8	3,526
Zimmer Biomet Holdings, Inc.	3	311
		82,963
Industrials 8.6%
3M Company (a)	26	3,888
Carrier Global Corporation (a)	71	5,200
Caterpillar Inc. (a)	8	3,109
Deere & Company	11	5,476
Delta Air Lines, Inc.	30	1,483
Eaton Corporation Public Limited Company	11	3,840
Emerson Electric Co.	9	1,234
FedEx Corporation	10	2,250
GE Vernova Inc.	3	1,330
Howmet Aerospace Inc.	45	8,425
Ingersoll Rand Inc.	19	1,570
Leidos Holdings, Inc. (a)	21	3,275
Masco Corporation	29	1,895
Otis Worldwide Corporation (a)	42	4,193
PACCAR Inc	23	2,203
RTX Corporation (a)	37	5,431
Textron Inc.	24	1,908
Trane Technologies Public Limited Company	16	7,169
TransDigm Group Incorporated (a)	3	5,232
Uber Technologies, Inc. (b)	39	3,609
United Parcel Service, Inc. - Class B (a)	30	3,070
United Rentals, Inc.	2	1,239
		77,029
Consumer Staples 4.6%
Altria Group, Inc.	29	1,692
Church & Dwight Co., Inc.	12	1,188
Coca-Cola Company, The	67	4,757
Costco Wholesale Corporation (a)	2	1,882
Kenvue Inc.	67	1,410
Keurig Dr Pepper Inc.	142	4,679
Mondelez International, Inc. - Class A	86	5,783
PepsiCo, Inc.	57	7,474
Philip Morris International Inc. (a)	23	4,149
Walmart Inc.	82	8,058
		41,072
Energy 3.0%
Baker Hughes Company - Class A	54	2,056
ConocoPhillips	52	4,700

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Diamondback Energy, Inc.	14	1,989
EOG Resources, Inc. (a)	47	5,571
Exxon Mobil Corporation (a)	115	12,374
		26,690
Utilities 2.4%
Entergy Corporation	7	608
NextEra Energy, Inc.	96	6,669
NRG Energy, Inc.	4	592
PG&E Corporation	104	1,447
The Southern Company	82	7,522
Vistra Corp.	22	4,199
		21,037
Materials 1.9%
Freeport-McMoRan Inc.	35	1,532
Linde Public Limited Company	16	7,303
LyondellBasell Industries N.V. - Class A	23	1,352
Martin Marietta Materials, Inc.	3	1,461
Nucor Corporation	6	812
PPG Industries, Inc.	19	2,175
Sherwin-Williams Company, The	4	1,381
Vulcan Materials Company	5	1,323
		17,339
Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	4	311
Equinix, Inc.	4	2,985
Equity Lifestyle Properties, Inc.	22	1,337
ProLogis Inc.	23	2,472
SBA Communications Corporation - Class A (a)	12	2,825
Ventas, Inc. (a)	62	3,932
Welltower Inc.	18	2,712
		16,574
Total Common Stocks (cost $640,836)		894,205
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.6%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	40,646	40,646
Total Short Term Investments (cost $40,646)		40,646
Total Investments 104.8% (cost $681,482)		934,851
Total Purchased Options 1.4% (cost $12,261)		12,175
Other Derivative Instruments (1.3)%		(11,983)
Other Assets and Liabilities, Net (4.9)%		(42,641)
Total Net Assets 100.0%		892,402

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	13,558	88,328	61,240	215	—	—	40,646	4.6

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	5,870.00	09/30/25	1,446	848,802	12,175

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	6,505.00	09/30/25	1,446	940,623	(9,749)
S&P 500 Index	Put	4,955.00	09/30/25	1,446	716,493	(2,566)
						(12,315)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	894,205	—	—	894,205
Short Term Investments	40,646	—	—	40,646
	934,851	—	—	934,851
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	12,175	—	—	12,175
	12,175	—	—	12,175
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(12,315)	—	—	(12,315)
	(12,315)	—	—	(12,315)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.6%
Consumer Discretionary 20.4%
AutoZone, Inc. (a)	8	29,167
Bright Horizons Family Solutions, Inc. (a)	214	26,421
Burlington Stores, Inc. (a)	148	34,516
Carvana Co. - Class A (a)	126	42,379
Chipotle Mexican Grill, Inc. (a)	340	19,085
Coupang, Inc. - Class A (a)	684	20,488
DoorDash, Inc. - Class A (a)	155	38,184
Floor & Decor Holdings, Inc. - Class A (a)	147	11,130
Flutter Entertainment Public Limited Company (a)	301	86,131
Garmin Ltd.	75	15,573
Hilton Worldwide Holdings Inc.	371	98,921
On Holding AG - Class A (a)	765	39,812
Planet Fitness, Inc. - Class A (a)	273	29,732
Royal Caribbean Cruises Ltd.	359	112,308
Somnigroup International Inc.	316	21,533
Thor Industries, Inc.	168	14,947
Tractor Supply Company	410	21,618
Ulta Beauty, Inc. (a)	84	39,222
		701,167
Information Technology 19.3%
AppLovin Corporation - Class A (a)	42	14,678
Atlassian Corporation - Class A (a)	98	19,840
Ciena Corporation (a)	232	18,906
Cloudflare, Inc. - Class A (a)	345	67,598
Confluent, Inc. - Class A (a)	901	22,471
CyberArk Software Ltd. (a)	71	28,785
Datadog, Inc. - Class A (a)	403	54,150
Fair Isaac Corporation (a)	8	15,331
Gartner, Inc. (a)	122	49,329
GitLab Inc. - Class A (a)	188	8,475
GoDaddy Inc. - Class A (a)	169	30,450
HubSpot, Inc. (a)	87	48,684
Monday.Com Ltd. (a)	77	24,131
MongoDB, Inc. - Class A (a)	98	20,582
Monolithic Power Systems, Inc.	39	28,403
Nutanix, Inc. - Class A (a)	446	34,096
Okta, Inc. - Class A (a)	205	20,480
ON Semiconductor Corporation (a)	265	13,907
Rambus Inc. (a)	213	13,641
Rubrik, Inc. - Class A (a)	152	13,598
Snowflake Inc. - Class A (a)	155	34,800
Teledyne Technologies Incorporated (a)	30	15,138
Teradyne, Inc.	228	20,500
Twilio Inc. - Class A (a)	222	27,643
Tyler Technologies, Inc. (a)	29	17,184
		662,800
Industrials 18.7%
Air Lease Corporation - Class A	347	20,278
AMETEK, Inc.	112	20,278
Axon Enterprise, Inc. (a)	84	69,565
Carlisle Companies Incorporated	60	22,269
Comfort Systems USA, Inc.	73	39,238
Copart, Inc. (a)	379	18,589
ESAB Corporation	236	28,417
HEICO Corporation - Class A	246	63,740
Howmet Aerospace Inc.	516	96,054
Ingersoll Rand Inc.	182	15,172
ITT Inc.	212	33,216
Mine Safety Appliances Company, LLC	89	14,859
Quanta Services, Inc.	179	67,691
Rocket Lab Corporation (a)	633	22,651
Simpson Manufacturing Co., Inc.	64	9,925
The AZEK Company Inc. - Class A (a)	174	9,483
Trane Technologies Public Limited Company	40	17,569
Vertiv Holdings Co - Class A	390	50,097
Westinghouse Air Brake Technologies Corporation	111	23,223
		642,314
Health Care 14.4%
Agilent Technologies, Inc.	150	17,703
Alkermes Public Limited Company (a)	362	10,348
Alnylam Pharmaceuticals, Inc. (a)	184	59,869
Cooper Companies, Inc., The (a)	224	15,941
DexCom, Inc. (a)	513	44,755
Edwards Lifesciences Corporation (a)	153	11,972
Insmed Incorporated (a)	446	44,848
Inspire Medical Systems, Inc. (a)	58	7,474
IQVIA Holdings Inc (a)	57	8,932
McKesson Corporation	70	51,492
Mettler-Toledo International Inc. (a)	17	19,691
Natera, Inc. (a)	283	47,899
Neurocrine Biosciences, Inc. (a)	306	38,495
Nuvalent, Inc. - Class A (a)	127	9,678
Penumbra, Inc. (a)	85	21,795
Revolution Medicines, Inc. (a)	201	7,386
Ultragenyx Pharmaceutical Inc. (a)	338	12,292
Veeva Systems Inc. - Class A (a)	191	54,887
Viking Therapeutics, Inc. (a)	300	7,940
		493,397
Financials 11.4%
Ares Management Corporation - Class A	341	59,152
Arthur J. Gallagher & Co.	72	23,116
Coinbase Global, Inc. - Class A (a)	68	23,912
FactSet Research Systems Inc.	53	23,637
Interactive Brokers Group, Inc. - Class A	416	23,059
Jefferies Financial Group Inc.	401	21,926
LPL Financial Holdings Inc.	125	47,047
MSCI Inc. - Class A	63	36,196
Raymond James Financial, Inc.	130	19,951
Robinhood Markets, Inc. - Class A (a)	532	49,822
Rocket Companies, Inc. - Class A (b)	1,411	20,007
TPG Inc. - Class A	240	12,605
Tradeweb Markets Inc. - Class A	217	31,827
		392,257
Communication Services 5.4%
Reddit, Inc. - Class A (a)	280	42,205
Roblox Corporation - Class A (a)	632	66,444
Take-Two Interactive Software, Inc. (a)	217	52,765
Trade Desk, Inc., The - Class A (a)	337	24,259
		185,673
Energy 3.4%
Cheniere Energy, Inc.	156	37,928
EOG Resources, Inc.	176	21,076
TechnipFMC PLC	616	21,218
Williams Companies, Inc., The	576	36,192
		116,414
Utilities 3.1%
Vistra Corp.	553	107,129
Consumer Staples 1.6%
Casey's General Stores, Inc.	60	30,666
Performance Food Group Company (a)	263	22,976
		53,642
Real Estate 1.4%
CBRE Group, Inc. - Class A (a)	224	31,387
Crown Castle Inc.	147	15,081
		46,468
Materials 0.5%
Eagle Materials Inc.	93	18,714
Total Common Stocks (cost $2,871,354)		3,419,975
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	18,573	18,573
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	6,517	6,517
Total Short Term Investments (cost $25,090)		25,090
Total Investments 100.3% (cost $2,896,444)		3,445,065
Other Assets and Liabilities, Net (0.3)%		(10,540)
Total Net Assets 100.0%		3,434,525

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	34,725	372,521	400,729	810	—	—	6,517	0.2
JNL Government Money Market Fund, 4.30% - Class SL	—	73,465	54,892	111	—	—	18,573	0.5
	34,725	445,986	455,621	921	—	—	25,090	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,419,975	—	—	3,419,975
Short Term Investments	25,090	—	—	25,090
	3,445,065	—	—	3,445,065

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
COMMON STOCKS 98.8%
Information Technology 51.7%
Adobe Inc. (a)	1	486
Advanced Micro Devices, Inc. (a)	6	906
Analog Devices, Inc.	3	656
ANSYS, Inc. (a)	—	59
Apple Inc. (b)	22	4,409
Applied Materials, Inc.	2	300
AppLovin Corporation - Class A (a)	1	347
ASML Holding N.V. - ADR	1	389
Atlassian Corporation - Class A (a)	—	59
Broadcom Inc. (b)	11	2,933
Cisco Systems, Inc.	11	774
Cognizant Technology Solutions Corporation - Class A	2	162
CrowdStrike Holdings, Inc. - Class A (a)	1	484
Datadog, Inc. - Class A (a)	1	66
HubSpot, Inc. (a)	—	178
Intel Corporation	9	199
Intuit Inc.	1	1,025
Lam Research Corporation	7	635
Marvell Technology, Inc.	5	349
Micron Technology, Inc.	5	578
Microsoft Corporation (b)	11	5,398
MicroStrategy Incorporated - Class A (a)	—	138
NVIDIA Corporation (b)	36	5,730
NXP Semiconductors N.V.	2	413
Oracle Corporation	1	320
Palantir Technologies Inc. - Class A (a)	6	768
Palo Alto Networks, Inc. (a) (b)	3	671
Qualcomm Incorporated	3	508
Seagate Technology Holdings Public Limited Company	2	290
ServiceNow, Inc. (a)	—	272
Shopify Inc. - Class A (a)	3	339
Synopsys, Inc. (a)	1	520
Teradyne, Inc.	1	94
Texas Instruments Incorporated	3	578
Workday, Inc. - Class A (a)	1	122
		31,155
Communication Services 15.5%
Alphabet Inc. - Class C (b)	15	2,728
Comcast Corporation - Class A	16	567
Former Charter Communications Parent, Inc. - Class A (a)	—	186
Meta Platforms, Inc. - Class A (b)	4	2,563
Netflix, Inc. (a) (b)	2	2,242
Take-Two Interactive Software, Inc. (a)	1	229
T-Mobile US, Inc. (b)	3	762
Trade Desk, Inc., The - Class A (a)	1	90
		9,367
Consumer Discretionary 14.2%
Airbnb, Inc. - Class A (a)	1	77
Amazon.com, Inc. (a) (b)	16	3,508
Booking Holdings Inc.	—	886
Chipotle Mexican Grill, Inc. (a)	4	240
DoorDash, Inc. - Class A (a)	1	271
Lowe`s Companies, Inc.	1	227
Lululemon Athletica Inc. (a)	—	28
Marriott International, Inc. - Class A	1	333
MercadoLibre, Inc. (a)	—	541
O'Reilly Automotive, Inc. (a)	5	435
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	1	77
Ross Stores, Inc.	1	125
Starbucks Corporation	3	240
Tesla Inc. (a) (b)	5	1,574
		8,562
Health Care 4.9%
AbbVie Inc.	2	316
Amgen Inc.	1	262
Biogen Inc. (a)	1	109
Bristol-Myers Squibb Company	3	152
DexCom, Inc. (a)	2	183
Intuitive Surgical, Inc. (a)	2	840
Regeneron Pharmaceuticals, Inc.	1	312
Thermo Fisher Scientific Inc.	—	119
UnitedHealth Group Incorporated	—	114
Vertex Pharmaceuticals Incorporated (a)	1	530
		2,937
Consumer Staples 4.7%
Coca-Cola Company, The	5	319
Constellation Brands, Inc. - Class A	—	58
Costco Wholesale Corporation (b)	1	1,157
Kraft Heinz Company, The	4	98
Mondelez International, Inc. - Class A	7	479
Monster Beverage 1990 Corporation (a)	5	326
PepsiCo, Inc. (b)	3	422
		2,859
Industrials 4.0%
Copart, Inc. (a)	7	333
CSX Corporation	12	403
Deere & Company	—	216
Eaton Corporation Public Limited Company	1	282
Honeywell International Inc.	3	652
Uber Technologies, Inc. (a)	2	195
United Parcel Service, Inc. - Class B	1	56
Verisk Analytics, Inc.	1	297
		2,434
Utilities 1.3%
Constellation Energy Group, Inc.	—	72
NextEra Energy, Inc.	3	202
The Southern Company	3	246
XCEL Energy Inc.	3	236
		756
Materials 1.1%
Linde Public Limited Company	1	643
Financials 0.9%
Corpay Inc (a)	—	144
MasterCard Incorporated - Class A	—	226
PayPal Holdings, Inc. (a)	2	146
		516
Energy 0.3%
Diamondback Energy, Inc.	1	177
Real Estate 0.2%
ProLogis Inc.	1	122
Total Common Stocks (cost $54,228)		59,528
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	908	908
Total Short Term Investments (cost $908)		908
Total Investments 100.3% (cost $55,136)		60,436
Total Purchased Options 1.7% (cost $1,053)		1,040
Other Derivative Instruments (1.8)%		(1,056)
Other Assets and Liabilities, Net (0.2)%		(176)
Total Net Assets 100.0%		60,244

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/JPMorgan Nasdaq Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	15	September 2025	684	2	3

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Put	21,575.00	09/30/25	24	51,780	1,040

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	24,000.00	09/30/25	24	57,600	(852)
NASDAQ 100 Stock Index	Put	18,100.00	09/30/25	24	43,440	(206)
						(1,058)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets - Securities
Common Stocks	59,528	—	—	59,528
Short Term Investments	908	—	—	908
	60,436	—	—	60,436
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
Exchange Traded Purchased Options	1,040	—	—	1,040
	1,043	—	—	1,043
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,058)	—	—	(1,058)
	(1,058)	—	—	(1,058)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.7%
Mortgage-Backed Securities 27.8%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	6	6
7.00%, 10/01/31 - 06/01/32	5	6
5.00%, 08/01/33 - 11/01/54	7,575	7,443
3.20%, 04/01/34	6,403	5,843
5.50%, 07/01/38	526	545
4.50%, 10/01/40	256	254
3.50%, 09/01/46 - 01/01/50	5,324	4,856
3.00%, 01/01/47 - 06/01/50	5,949	5,259
2.50%, 05/01/50	7,620	6,380
2.00%, 09/01/50 - 09/01/51	19,792	15,823
Federal National Mortgage Association, Inc.
3.18%, 09/01/25	4,442	4,419
4.00%, 09/01/25 - 12/01/50	23,858	22,753
3.10%, 01/01/26	7,500	7,429
6.50%, 03/01/26 - 03/01/36	58	60
3.33%, 03/01/27	2,161	2,131
3.04%, 06/01/27 (a)	1,882	1,847
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	6	7
2.59%, 09/01/30	6,574	6,143
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	30,246
3.54%, 06/01/32	1,822	1,730
1.94%, 10/01/33	10,000	8,274
2.52%, 09/01/34	6,943	5,964
2.41%, 10/01/34	9,951	8,500
5.50%, 02/01/35 - 10/01/36	660	682
1.78%, 05/01/35	15,000	11,552
5.00%, 09/01/35 - 06/01/53	37,530	37,050
6.00%, 10/01/35 - 12/01/36	1,197	1,254
2.04%, 06/01/37	5,159	3,966
3.50%, 06/01/42 - 04/01/52	27,073	24,950
3.00%, 03/01/43 - 09/01/52	32,849	28,888
2.00%, 10/01/50	10,457	8,347
2.50%, 10/01/50 - 01/01/52	12,637	10,580
4.50%, 08/01/52 - 10/01/52	60,377	58,236
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	248	257
2.50%, 09/15/49 - 08/20/53	16,615	14,176
3.00%, 04/15/50	8,168	7,287
3.50%, 09/20/51	6,532	5,857
		359,004
U.S. Treasury Note 18.9%
Treasury, United States Department of
4.63%, 06/30/26 - 02/15/35	42,000	42,819
2.00%, 11/15/26	17,000	16,575
2.25%, 02/15/27 - 08/15/27	105,000	102,209
0.63%, 03/31/27	25,000	23,680
4.13%, 10/31/27	10,000	10,091
4.00%, 06/30/28	20,000	20,170
1.50%, 11/30/28	20,000	18,586
3.88%, 08/15/34	10,000	9,766
		243,896
Collateralized Mortgage Obligations 14.0%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	4,302	3,976
Series BY-3104, REMIC, 5.50%, 01/15/26	18	17
Series KW-3874, REMIC, 4.50%, 06/15/26	31	30
Series GT-3270, REMIC, 5.50%, 01/15/27	42	42
Series DG-3737, REMIC, 5.00%, 10/15/30	7	7
Series AM-2525, REMIC, 4.50%, 04/15/32	46	45
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,299
Series MJ-2638, REMIC, 5.00%, 07/15/33	282	286
Series MU-2915, REMIC, 5.00%, 01/15/35	406	414
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,518	2,539
Series CB-3688, REMIC, 4.00%, 06/15/36	344	336
Series PB-3283, REMIC, 5.50%, 07/15/36	348	359
Series B-3413, REMIC, 5.50%, 04/15/37	133	136
Series PE-3341, REMIC, 6.00%, 07/15/37	236	246
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,487	2,320
Series QH-3699, REMIC, 5.50%, 07/15/40	295	302
Series PB-4047, REMIC, 3.50%, 01/15/41	690	685
Series YN-4094, REMIC, 3.00%, 08/15/42	1,843	1,743
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,081
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,071
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,391
Series KR-4945, REMIC, 2.50%, 09/25/49	4,139	3,596
Series MD-4937, REMIC, 2.50%, 10/25/49	3,280	2,882
Series PA-4933, REMIC, 2.50%, 10/25/49	5,382	4,717
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	6,116	5,401
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	2,937	2,511
Series 2025-MAU-1, REMIC, 3.25%, 11/25/64	8,984	8,112
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	4,592	4,483
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,612
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	4	4
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	4,310	4,102
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,454	1,437
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	1,950	1,915
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,603
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,957
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,765
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	49	50
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	665	683
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	236	193
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,280
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,496
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	777	792
Series 2010-SL-4, REMIC, 1.64%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	19
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	34	34
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	328	327
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,343
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,176	1,233
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	422	407
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	330	336
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,249
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,386	2,169
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	738	728
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,020	1,901
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	11,976
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	4,662	4,341
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,746	2,456
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,666	1,531
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	8,021	7,241
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,159	3,634
Series 2009-A-W1, REMIC, 5.99%, 12/25/49	80	83
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	8,150	6,628
REMIC, 0.50%, 09/25/54	1,743	1,446
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	228	235
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	338	345
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	485	500
Interest Only, Series 2008-SA-40, REMIC, 1.97%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	444	28
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	911	899
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	10,682	10,667
Interest Only, Series 2011-SH-97, REMIC, 1.70%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	856	74
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,688
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,024
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,404	3,751
Principal Only, Series 2022-AO-94, REMIC, 0.00%, 05/20/52	3,468	2,469
Series 2025-JS-100, REMIC, 4.10%, (15.95% - (SOFR 30-Day Average * 2.75)), 06/20/55 (a) (b)	4,000	3,857
Series 2013-FA-H16, REMIC, 4.99%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	806	804
		180,339
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 11.4%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	72,500	46,824
2.38%, 02/15/42	15,000	10,904
3.88%, 02/15/43 - 05/15/43	18,000	16,099
3.75%, 11/15/43	48,000	41,923
3.00%, 05/15/45 - 02/15/48	37,500	28,488
2.25%, 08/15/49	5,000	3,136
		147,374
Commercial Mortgage-Backed Securities 3.9%
Federal Home Loan Mortgage Corporation
Series A1-K087, REMIC, 3.59%, 10/25/27	1,046	1,035
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,815
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,671
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,408	4,167
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	1,837	1,790
Series 2019-A2-M1, REMIC, 3.66%, 09/25/28 (a)	3,306	3,243
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	6,376
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,656
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,921	7,930
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	9,000	8,475
		50,158
U.S. Treasury Inflation Indexed Securities 2.9%
Treasury, United States Department of
1.38%, 02/15/44 (c)	45,767	38,353
U.S. Government Agency Obligations 2.8%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (d)	7,500	6,550
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (d) (e)	4,000	3,603
FHLBanks Office of Finance
5.75%, 06/12/26 (d)	5,000	5,075
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (d) (e)	20,660	17,239
Tennessee Valley Authority
Interest Only, 0.00%, 07/15/37 (d) (e)	6,000	3,386
		35,853
Total Government And Agency Obligations (cost $1,167,887)		1,054,977
CORPORATE BONDS AND NOTES 7.5%
Financials 3.2%
Bank of America Corporation
6.20%, 11/10/28	8,315	8,653
BNP Paribas
1.32%, 01/13/27 (f)	6,470	6,359
KeyBank National Association
5.85%, 11/15/27	8,000	8,259
Morgan Stanley
2.70%, 01/22/31	4,300	3,965
Protective Life Global Funding
1.17%, 07/15/25 (f)	7,790	7,780
State Street Corporation
3.15%, 03/30/31	2,000	1,890
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,604
		40,510
Communication Services 1.3%
AT&T Inc.
1.65%, 02/01/28	7,515	7,048
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,712
		16,760
Consumer Staples 1.1%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,505
Cargill, Incorporated
2.13%, 04/23/30 (f)	2,480	2,250
Kroger Co., The
1.70%, 01/15/31	5,000	4,315
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,287
		14,357
Health Care 0.5%
Takeda Pharmaceutical Company Limited
2.05%, 03/31/30	5,000	4,473
Zoetis Inc.
2.00%, 05/15/30	2,200	1,977
		6,450
Utilities 0.4%
Ameren Illinois Company
5.90%, 12/01/52	625	645
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,008
		5,653
Industrials 0.4%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (f)	5,000	5,149
Consumer Discretionary 0.3%
Hyundai Capital America
1.80%, 01/10/28 (f)	3,875	3,617
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,008
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,605
		2,613
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,234
Total Corporate Bonds And Notes (cost $98,608)		96,343
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.4%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.15%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (g)	244	221
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 4.02%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (g) (h)	134	112
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,487
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	333	327
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,451
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	8,017
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	7,560	7,465
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	112	110
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	2,749	2,737
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	2,960
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,112	6,068
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,208
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,230
IRV Trust 2025-200P
Series 2025-A-200P, REMIC, 5.47%, 02/15/35 (a)	3,600	3,631
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.87%, 02/25/34 (a)	181	155

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.59%, 10/25/34 (a)	28	27
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	940	801
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	3,906	3,815
Progress Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 3.31%, 04/17/42	8,000	7,576
PRPM 2025-RPL2, LLC
Series 2025-A1-RPL2, 3.75%, 04/25/55	3,401	3,305
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 4.70%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (g)	3	11
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 3.10%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (g) (h)	206	166
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,609	11,275
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	263	275
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,622
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,837
Total Non-U.S. Government Agency Asset-Backed Securities (cost $101,033)		95,889
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 4.20% (i) (j)	38,214	38,214
Total Short Term Investments (cost $38,214)		38,214
Total Investments 99.6% (cost $1,405,742)		1,285,423
Other Assets and Liabilities, Net 0.4%		5,138
Total Net Assets 100.0%		1,290,561

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $3,680.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $25,155 and 1.9% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(h) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	26,006	192,526	180,318	695	—	—	38,214	3.0
JNL Government Money Market Fund, 4.30% - Class SL	—	367	367	—	—	—	—	—
	26,006	192,893	180,685	695	—	—	38,214	3.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,054,977	—	1,054,977
Corporate Bonds And Notes	—	96,343	—	96,343
Non-U.S. Government Agency Asset-Backed Securities	—	95,889	—	95,889
Short Term Investments	38,214	—	—	38,214
	38,214	1,247,209	—	1,285,423

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 98.6%
Financials 26.4%
American Express Company	81	25,848
Ares Management Corporation - Class A	85	14,752
Arthur J. Gallagher & Co.	47	15,100
Bank of America Corporation	870	41,186
Berkshire Hathaway Inc. - Class B (a)	60	29,141
BlackRock, Inc.	12	12,630
Blackstone Inc. - Class A	93	13,898
Capital One Financial Corporation	127	27,058
Charles Schwab Corporation, The	386	35,250
Chubb Limited	51	14,849
Fidelity National Information Services, Inc.	147	11,945
First Citizens BancShares, Inc. - Class A	7	13,711
Fiserv, Inc. (a)	103	17,679
Goldman Sachs Group, Inc., The	30	21,165
M&T Bank Corporation	84	16,291
Morgan Stanley	171	24,159
The PNC Financial Services Group, Inc.	36	6,663
The Progressive Corporation	57	15,181
Travelers Companies, Inc., The	20	5,490
Wells Fargo & Company	700	56,079
		418,075
Industrials 15.8%
3M Company	98	14,861
Carrier Global Corporation	512	37,510
CSX Corporation	644	21,019
Deere & Company	36	18,272
Dover Corporation	123	22,482
Eaton Corporation Public Limited Company	88	31,404
General Dynamics Corporation	87	25,366
Northrop Grumman Corporation	21	10,388
Parker-Hannifin Corporation	23	16,284
Republic Services, Inc.	29	7,191
RTX Corporation	177	25,810
Union Pacific Corporation	83	19,012
		249,599
Health Care 13.0%
AbbVie Inc.	97	18,052
Becton, Dickinson and Company	55	9,391
Boston Scientific Corporation (a)	115	12,386
Bristol-Myers Squibb Company	383	17,708
Cardinal Health, Inc.	83	13,965
Cigna Group, The	58	19,136
CVS Health Corporation	181	12,460
Eli Lilly and Company	11	8,677
Johnson & Johnson	130	19,863
Medtronic, Inc.	93	8,107
Merck & Co., Inc.	156	12,372
Regeneron Pharmaceuticals, Inc.	15	7,702
Thermo Fisher Scientific Inc.	28	11,356
UnitedHealth Group Incorporated	79	24,699
Vertex Pharmaceuticals Incorporated (a)	21	9,202
		205,076
Information Technology 9.1%
Advanced Micro Devices, Inc. (a)	66	9,311
Analog Devices, Inc.	122	29,062
International Business Machines Corporation	38	11,300
Micron Technology, Inc.	80	9,872
Microsoft Corporation	59	29,502
NXP Semiconductors N.V.	79	17,169
Texas Instruments Incorporated	125	26,001
Western Digital Corporation	171	10,955
		143,172
Consumer Discretionary 8.5%
Amazon.com, Inc. (a)	77	16,820
AutoZone, Inc. (a)	4	13,305
Booking Holdings Inc.	2	9,315
Home Depot, Inc., The	58	21,216
Lowe`s Companies, Inc.	109	24,198
McDonald's Corporation	69	20,295
O'Reilly Automotive, Inc. (a)	110	9,932
TJX Companies, Inc., The	162	20,054
		135,135
Energy 5.7%
Chevron Corporation	181	25,932
ConocoPhillips	314	28,147
EOG Resources, Inc.	167	19,997
Exxon Mobil Corporation	148	16,003
		90,079
Consumer Staples 5.6%
Mondelez International, Inc. - Class A	177	11,930
PepsiCo, Inc.	81	10,632
Philip Morris International Inc.	193	35,150
Procter & Gamble Company, The	105	16,674
Walmart Inc.	154	15,024
		89,410
Materials 4.2%
Air Products and Chemicals, Inc.	93	26,147
Axalta Coating Systems Ltd. (a)	355	10,536
Ball Corporation	177	9,918
Vulcan Materials Company	75	19,658
		66,259
Communication Services 4.0%
Alphabet Inc. - Class C	92	16,317
Comcast Corporation - Class A	472	16,847
Meta Platforms, Inc. - Class A	17	12,748
Walt Disney Company, The	136	16,892
		62,804
Utilities 3.9%
CMS Energy Corporation	217	15,066
Entergy Corporation	98	8,181
NextEra Energy, Inc.	237	16,441
Public Service Enterprise Group Incorporated	138	11,634
XCEL Energy Inc.	158	10,739
		62,061
Real Estate 2.4%
American Tower Corporation	37	8,095
AvalonBay Communities, Inc.	23	4,749
Host Hotels & Resorts, Inc.	580	8,904
ProLogis Inc.	50	5,284
Ventas, Inc.	167	10,525
		37,557
Total Common Stocks (cost $1,219,190)		1,559,227
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	21,572	21,572
Total Short Term Investments (cost $21,572)		21,572
Total Investments 100.0% (cost $1,240,762)		1,580,799
Other Assets and Liabilities, Net (0.0)%		(310)
Total Net Assets 100.0%		1,580,489

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,731	99,265	84,424	286	—	—	21,572	1.4

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,559,227	—	—	1,559,227
Other Equity Interests	—	—	—	—
Short Term Investments	21,572	—	—	21,572
	1,580,799	—	—	1,580,799

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Lazard International Quality Growth Fund
COMMON STOCKS 96.9%
United Kingdom 19.7%
Diageo PLC	297	7,503
Diploma PLC	123	8,269
Experian PLC	218	11,248
Halma Public Limited Company	348	15,292
InterContinental Hotels Group PLC	69	7,836
London Stock Exchange Group PLC	106	15,530
Relx PLC	282	15,272
Unilever PLC	193	11,841
		92,791
Japan 9.5%
Hoya Corporation	68	8,007
Keyence Corporation	19	7,602
M3, Inc.	613	8,433
Recruit Holdings Co., Ltd.	152	8,984
SMS Co., Ltd.	501	5,130
Toei Animation Co., Ltd.	283	6,463
		44,619
United States of America 7.2%
Accenture Public Limited Company - Class A	37	11,083
AON Public Limited Company - Class A	37	13,114
Universal Music Group N.V.	302	9,803
		34,000
Netherlands 6.4%
ASML Holding N.V.	18	14,531
IMcD N.V.	49	6,630
Wolters Kluwer N.V. - Class C	53	8,925
		30,086
France 6.3%
EssilorLuxottica	57	15,530
LVMH Moet Hennessy Louis Vuitton	17	8,916
Pernod Ricard	51	5,067
		29,513
Germany 5.5%
SAP SE	47	14,385
Scout24 SE (a)	84	11,636
		26,021
Taiwan 5.5%
Lotes Co., Ltd	146	6,764
Taiwan Semiconductor Manufacturing Company Limited - ADR	85	19,211
		25,975
Canada 4.7%
Dollarama Inc.	97	13,715
Toromont Industries Ltd.	97	8,688
		22,403
Switzerland 4.3%
Partners Group Holding AG	10	13,217
VAT Group AG (a)	17	7,161
		20,378
Sweden 4.1%
ASSA ABLOY AB - Class B	357	11,145
Hexagon Aktiebolag - Class B	839	8,455
		19,600
Hong Kong 3.7%
AIA Group Limited	897	8,087
Hong Kong Exchanges and Clearing Limited	176	9,441
		17,528
China 3.1%
Tencent Holdings Limited	227	14,590
India 3.0%
HDFC Bank Limited - ADR	187	14,301
Israel 2.5%
Check Point Software Technologies Ltd (b)	53	11,756
South Africa 2.2%
Clicks Group	500	10,488
Spain 2.2%
Industria de Diseno Textil, S.A.	198	10,295
Australia 2.1%
Computershare Limited	383	10,069
Brazil 2.0%
TOTVS S.A.	1,196	9,311
Norway 1.6%
Gjensidige Forsikring ASA	299	7,572
Denmark 1.3%
Coloplast A/S - Class B	65	6,163
Total Common Stocks (cost $428,987)		457,459
PREFERRED STOCKS 1.3%
Germany 1.3%
Sartorius Aktiengesellschaft	23	5,924
Total Preferred Stocks (cost $6,553)		5,924
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	8,080	8,080
Total Short Term Investments (cost $8,080)		8,080
Total Investments 99.9% (cost $443,620)		471,463
Other Assets and Liabilities, Net 0.1%		384
Total Net Assets 100.0%		471,847

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Lazard International Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,281	46,680	42,881	96	—	—	8,080	1.7
JNL Government Money Market Fund, 4.30% - Class SL	—	9,987	9,987	42	—	—	—	—
	4,281	56,667	52,868	138	—	—	8,080	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Lazard International Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Scout24 SE	10/22/24	7,343	11,636	2.5
VAT Group AG	03/08/24	8,878	7,161	1.5
		16,221	18,797	4.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Quality Growth Fund
Assets - Securities
Common Stocks	101,179	356,280	—	457,459
Preferred Stocks	—	5,924	—	5,924
Short Term Investments	8,080	—	—	8,080
	109,259	362,204	—	471,463

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.2%
United States of America 59.1%
Alnylam Pharmaceuticals, Inc. (a)	69	22,540
Alphabet Inc. - Class A	223	39,312
Amazon.com, Inc. (a)	236	51,751
Autodesk, Inc. (a)	24	7,533
Block, Inc. - Class A (a)	95	6,432
Boeing Company, The (a)	148	31,062
Deere & Company	19	9,855
Doximity, Inc. - Class A (a)	200	12,286
Expeditors International of Washington, Inc. - Class A	36	4,075
Meta Platforms, Inc. - Class A	101	74,545
Microsoft Corporation	66	32,907
Netflix, Inc. (a)	44	59,281
Oracle Corporation	197	42,973
Qualcomm Incorporated	48	7,606
Salesforce, Inc.	56	15,247
SEI Investments Company	76	6,827
Tesla Inc. (a)	133	42,254
Under Armour, Inc. - Class A (a)	428	2,921
Vertex Pharmaceuticals Incorporated (a)	35	15,629
Visa Inc. - Class A	89	31,524
Yum! Brands, Inc.	30	4,457
		521,017
Argentina 7.6%
MercadoLibre, Inc. (a)	26	67,181
China 7.1%
Alibaba Group Holding Limited - ADR	66	7,469
Baidu, Inc. - Class A - ADR (a)	81	6,948
Tencent Holdings Limited	381	24,524
Trip.com Group Limited - ADR	273	16,006
Yum China Holdings, Inc.	165	7,372
		62,319
United Kingdom 4.9%
Arm Holdings PLC - ADR (a) (b)	104	16,754
Experian PLC	349	17,982
Reckitt Benckiser Group PLC	36	2,482
Unilever PLC	91	5,594
		42,812
Netherlands 4.7%
Adyen N.V. (a) (c)	17	30,781
NXP Semiconductors N.V.	50	10,950
		41,731
Switzerland 4.7%
CRISPR Therapeutics AG (a) (b)	188	9,137
Nestle S.A. - Class N	54	5,425
Novartis AG - Class N	218	26,455
		41,017
Canada 4.3%
Shopify Inc. - Class A (a)	329	38,004
Denmark 1.8%
Novo Nordisk A/S - Class B	226	15,620
Brazil 1.4%
American Beverage Co Ambev - ADR	5,229	12,601
Japan 1.3%
FANUC Corporation	416	11,312
France 1.2%
LVMH Moet Hennessy Louis Vuitton	15	8,027
Societe d'exploitation Hoteliere	49	3,023
		11,050
Hong Kong 0.1%
Budweiser Brewing Company APAC Limited (b) (c)	914	909
Total Common Stocks (cost $545,659)		865,573
PREFERRED STOCKS 1.3%
Switzerland 1.3%
Roche Holding AG	35	11,469
Total Preferred Stocks (cost $11,473)		11,469
Total Investments 99.5% (cost $557,132)		877,042
Other Assets and Liabilities, Net 0.5%		4,018
Total Net Assets 100.0%		881,060

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	7,561	122,062	129,623	70	—	—	—	—

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	22,750	30,781	3.5
Budweiser Brewing Company APAC Limited	04/21/20	2,307	909	0.1
		25,057	31,690	3.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	713,439	152,134	—	865,573
Preferred Stocks	—	11,469	—	11,469
	713,439	163,603	—	877,042

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 62.0%
Financials 22.5%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	1,778	1,777
6.34%, 09/18/27 (a)	600	613
AEGON Funding Company LLC
5.50%, 04/16/27 (a) (b)	1,260	1,277
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	289	299
4.63%, 09/10/29	511	512
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,196	1,239
AIB Group Public Limited Company
6.61%, 09/13/29 (a)	745	789
5.32%, 05/15/31 (a)	200	204
AIG Global Funding
5.20%, 01/12/29 (a)	418	428
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	1,183	1,185
Ally Financial Inc.
5.75%, 11/20/25	2,328	2,333
American Express Company
4.73%, 04/25/29	734	742
5.02%, 04/25/31	619	632
American National Global Funding
5.55%, 01/28/30 (a)	206	210
Aon Corporation
8.21%, 01/01/27	617	649
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (a)	429	435
6.25%, 01/15/30 (a)	250	253
Aviation Capital Group LLC
1.95%, 01/30/26 - 09/20/26 (a)	3,278	3,191
3.50%, 11/01/27 (a)	609	593
6.25%, 04/15/28 (a)	533	555
5.38%, 07/15/29 (a)	345	352
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	1,949	1,953
2.13%, 02/21/26 (a)	98	96
3.25%, 02/15/27 (a)	378	369
4.95%, 01/15/28 (a)	396	398
2.75%, 02/21/28 (a)	478	454
6.38%, 05/04/28 (a)	849	885
5.75%, 03/01/29 - 11/15/29 (a)	939	966
Banco Nacional De Comercio Exterior, S.N.C.
5.88%, 05/07/30 (a)	491	497
Bank of America Corporation
3.97%, 03/05/29	3,309	3,271
Bank of Ireland Group Public Limited Company
2.03%, 09/30/27 (a)	1,172	1,136
5.60%, 03/20/30 (a)	854	881
BankUnited, Inc.
4.88%, 11/17/25	1,080	1,082
Barclays PLC
5.20%, 05/12/26 (c)	1,618	1,625
5.83%, 05/09/27	646	653
6.50%, 09/13/27	725	741
2.28%, 11/24/27	680	660
5.09%, 02/25/29 (c)	427	432
5.37%, 02/25/31 (c)	445	453
Blackstone Private Credit Fund
2.63%, 12/15/26	319	308
4.95%, 09/26/27	184	184
Blackstone Secured Lending Fund
3.63%, 01/15/26	1,027	1,021
2.13%, 02/15/27	200	191
Block, Inc.
0.00%, 05/01/26 (c) (d)	684	651
2.75%, 06/01/26	1,024	1,002
BNP Paribas
2.59%, 01/20/28 (a)	2,104	2,043
5.13%, 01/13/29 (a)	221	224
BPCE
5.98%, 01/18/27 (a)	846	852
Bread Financial Payments, Inc.
9.75%, 03/15/29 (a)	961	1,035
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	951
5.65%, 06/10/29 (a)	815	832
Brown & Brown, Inc.
4.70%, 06/23/28	157	158
4.90%, 06/23/30	199	201
CaixaBank, S.A.
4.63%, 07/03/29 (a)	667	669
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 (a)	611	617
Citigroup Inc.
3.89%, 01/10/28	817	810
4.64%, 05/07/28	1,317	1,321
4.79%, 03/04/29	1,571	1,582
5.17%, 02/13/30	1,268	1,293
4.91%, 05/29/30	664	676
Citizens Bank, National Association
4.58%, 08/09/28 (e)	759	761
Citizens Financial Group, Inc.
5.84%, 01/23/30	469	486
5.25%, 03/05/31	1,410	1,429
CNO Global Funding
1.75%, 10/07/26 (a)	1,016	981
4.88%, 12/10/27 (a)	505	509
4.95%, 09/09/29 (a)	262	265
Danske Bank A/S
4.30%, 04/01/28 (a)	367	366
4.61%, 10/02/30 (a)	771	768
Discover Bank
5.97%, 08/09/28	464	477
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,075	1,107
4.65%, 06/09/28 (a)	388	390
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (f)	736	772
F&G Global Funding
2.30%, 04/11/27 (a)	608	584
5.88%, 06/10/27 - 01/16/30 (a)	1,744	1,789
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (c)	440	456
First Citizens BancShares, Inc.
5.23%, 03/12/31	966	972
First Horizon Corporation
5.51%, 03/07/31	526	534
Ford Motor Credit Company LLC
3.38%, 11/13/25	1,539	1,528
6.95%, 06/10/26	200	203
2.70%, 08/10/26	1,131	1,101
5.13%, 11/05/26	2,526	2,522
5.85%, 05/17/27	621	626
7.35%, 11/04/27	591	614
5.80%, 03/08/29	1,112	1,114
5.30%, 09/06/29	1,046	1,026
Freedom Mortgage Corporation
12.00%, 10/01/28 (a)	967	1,040
GA Global Funding Trust
4.40%, 09/23/27 (a)	996	994
5.50%, 01/08/29 (a)	821	842
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	442	445
5.00%, 07/15/27	379	381
5.55%, 07/15/29	509	520
5.63%, 01/07/30 (g)	377	369
GGAM Finance Ltd.
7.75%, 05/15/26 (a)	1,053	1,063
Goldman Sachs Group, Inc., The
2.64%, 02/24/28	420	408
4.94%, 04/23/28	1,022	1,031
4.22%, 05/01/29	3,501	3,480
5.22%, 04/23/31	674	691

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Home Point Capital Inc.
5.00%, 02/01/26 (a)	872	871
HSBC Holdings PLC
5.89%, 08/14/27 (c)	762	773
5.60%, 05/17/28	869	886
4.90%, 03/03/29 (c)	681	686
HSBC USA Inc.
4.65%, 06/03/28	568	572
Huntington Bancshares Incorporated
4.44%, 08/04/28	249	249
Intesa Sanpaolo SPA
5.71%, 01/15/26 (a)	200	200
Jane Street Group, LLC
4.50%, 11/15/29 (a)	825	800
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)	650	649
JPMorgan Chase & Co.
5.01%, 01/23/30	2,777	2,829
5.14%, 01/24/31	1,342	1,376
2.96%, 05/13/31	719	665
KeyCorp
5.12%, 04/04/31	259	262
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,700	1,699
4.25%, 02/01/27 (a)	708	698
4.75%, 06/15/29 (a)	681	663
Lincoln Financial Global Funding
4.63%, 05/28/28 (a)	468	471
5.30%, 01/13/30 (a)	523	537
Lloyds Banking Group PLC
5.46%, 01/05/28 (c)	272	276
4.82%, 06/13/29	523	528
LPL Holdings, Inc.
5.70%, 05/20/27	251	256
4.63%, 11/15/27 (a)	2,619	2,608
4.90%, 04/03/28	511	515
6.75%, 11/17/28	730	778
5.20%, 03/15/30	331	336
5.15%, 06/15/30	471	477
M&T Bank Corporation
4.55%, 08/16/28	637	638
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	293	306
8.13%, 03/30/29 (a)	3,090	3,231
5.15%, 03/17/30 (a)	176	176
MGIC Investment Corporation
5.25%, 08/15/28	687	687
Morgan Stanley
5.12%, 02/01/29	623	634
4.99%, 04/12/29	673	683
5.45%, 07/20/29	720	740
5.17%, 01/16/30	1,746	1,782
4.43%, 01/23/30	1,841	1,838
5.04%, 07/19/30	383	390
Morgan Stanley Bank, N.A.
5.02%, 01/12/29	387	393
Mutual Of Omaha Cps Global Funding
5.45%, 12/12/28 (a)	620	639
5.00%, 04/01/30 (a)	390	398
NatWest Group PLC
4.89%, 05/18/29	470	475
Navient Corporation
6.75%, 06/15/26	1,121	1,135
5.00%, 03/15/27	144	143
NMI Holdings, Inc.
6.00%, 08/15/29	189	194
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (b)	743	746
Popular, Inc.
7.25%, 03/13/28	900	958
Principal Life Global Funding II
5.10%, 01/25/29 (a)	655	670
Protective Life Global Funding
4.80%, 06/05/30 (a)	404	409
PT. Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (e)	1,400	1,383
Radian Group Inc.
6.20%, 05/15/29	133	138
RGA Global Funding
5.45%, 05/24/29 (a)	502	518
Rocket Companies, Inc.
6.13%, 08/01/30 (a)	705	718
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	2,188	2,135
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	317	322
5.10%, 12/10/29 (a)	491	502
Santander Holdings USA, Inc.
3.24%, 10/05/26	217	214
2.49%, 01/06/28	385	373
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a) (c)	397	396
6.53%, 01/10/29 (c)	2,601	2,713
Societe Generale
1.49%, 12/14/26 (a)	300	296
5.25%, 02/19/27 (a)	1,126	1,138
Standard Chartered PLC
6.19%, 07/06/27 (a) (c)	306	310
6.75%, 02/08/28 (a)	393	405
5.69%, 05/14/28 (a)	457	466
Swedbank Finans Aktiebolag
5.34%, (SOFR + 1.03%), 11/20/29 (a) (g)	629	633
Synchrony Bank
5.63%, 08/23/27 (e)	1,688	1,721
Synchrony Financial
4.50%, 07/23/25	798	798
3.70%, 08/04/26	265	262
3.95%, 12/01/27	223	219
Synovus Bank
4.00%, 10/29/30	250	247
The PNC Financial Services Group, Inc.
4.90%, 05/13/31	544	551
Tiaa Asset Management, LLC
5.55%, 01/15/30 (a)	325	339
Truist Financial Corporation
4.87%, 01/26/29	313	317
5.44%, 01/24/30	409	421
U.S. Bancorp
4.55%, 07/22/28	564	566
4.65%, 02/01/29	883	889
5.78%, 06/12/29	840	872
5.10%, 07/23/30	646	660
5.05%, 02/12/31	1,687	1,717
U.S. Bank National Association
4.73%, 05/15/28 (e)	634	638
UBS Group AG
1.49%, 08/10/27 (a) (c)	313	303
6.44%, 08/11/28 (a) (c)	2,029	2,106
3.87%, 01/12/29 (a) (c)	523	515
5.43%, 02/08/30 (a) (c)	279	286
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (a)	749	749
Volkswagen Group of America Finance, LLC
5.40%, 03/20/26 (a)	950	955
4.90%, 08/14/26 (a)	315	316
5.70%, 09/12/26 (a)	799	808
6.00%, 11/16/26 (a)	400	406
4.95%, 03/25/27 (a)	322	323
Wells Fargo & Company
4.81%, 07/25/28	1,074	1,083
4.97%, 04/23/29	546	554
5.57%, 07/25/29	1,270	1,311
6.30%, 10/23/29	523	552
5.20%, 01/23/30	2,816	2,884
Western Southern Global Funding
4.90%, 05/01/30 (a)	422	427
		158,465

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Energy 10.9%
Antero Midstream Partners LP
5.75%, 01/15/28 (a)	1,341	1,338
Antero Resources Corporation
7.63%, 02/01/29 (a)	1,544	1,583
Apa Corp.
4.38%, 10/15/28 (a)	2,186	2,100
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,124
California Resources Corporation
7.13%, 02/01/26 (a)	747	747
Canadian Natural Resources Limited
5.00%, 12/15/29 (a)	195	197
Cheniere Energy, Inc.
4.63%, 10/15/28	353	353
Citgo Petroleum Corporation
6.38%, 06/15/26 (a)	1,519	1,518
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	2,384	2,353
8.38%, 07/01/28 (a)	1,045	1,071
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,542
6.04%, 08/15/28 (a)	538	560
Continental Resources, Inc.
2.27%, 11/15/26 (a)	2,038	1,970
4.38%, 01/15/28	868	856
Coterra Energy Inc.
3.90%, 05/15/27	2,053	2,028
4.38%, 03/15/29	1,237	1,225
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)	2,075	2,163
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,869	1,872
6.00%, 02/01/29 (a)	1,100	1,118
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,046
DT Midstream, Inc.
4.13%, 06/15/29 (a)	1,799	1,738
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	1,493	1,525
Ecopetrol S.A.
8.63%, 01/19/29	1,557	1,644
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	636	650
EQT Corporation
3.13%, 05/15/26 (a)	1,787	1,759
7.50%, 06/01/27 (a)	886	903
3.90%, 10/01/27	659	650
6.38%, 04/01/29 (a)	995	1,026
Expand Energy Corporation
5.88%, 02/01/29 (a)	878	882
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	334	328
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (a)	1,009	1,035
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a) (b)	525	521
4.85%, 12/01/29 (a) (b)	782	749
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	240	244
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,168
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	601	611
Kinetik Holdings LP
6.63%, 12/15/28 (a)	530	542
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	1,125	1,084
Matador Resources Company
6.88%, 04/15/28 (a)	1,304	1,330
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	946	942
Occidental Petroleum Corporation
6.38%, 09/01/28	600	624
5.20%, 08/01/29	318	319
8.88%, 07/15/30	172	197
6.63%, 09/01/30	207	219
Ovintiv Canada ULC
5.65%, 05/15/28	1,211	1,245
Permian Resources Operating, LLC
5.38%, 01/15/26 (a)	1,032	1,030
Petroleos Mexicanos
6.88%, 10/16/25	2,436	2,433
4.50%, 01/23/26	706	696
6.49%, 01/23/27	1,003	996
Range Resources Corporation
8.25%, 01/15/29	946	972
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	1,050	1,018
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (a)	1,336	1,399
SM Energy Company
6.75%, 09/15/26	1,329	1,330
6.50%, 07/15/28	682	688
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	640	644
5.03%, 10/01/29 (a)	777	780
Southwestern Energy Company
5.38%, 02/01/29	841	842
Suncor Energy Inc.
7.88%, 06/15/26	671	693
Targa Resources Partners LP
6.50%, 07/15/27	1,355	1,356
6.88%, 01/15/29	3,882	3,959
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,600	1,592
4.00%, 08/15/26 (e)	1,602	1,588
Vine Energy Holdings LLC
6.75%, 04/15/29 (a)	1,409	1,427
Viper Energy, Inc.
5.38%, 11/01/27 (a)	1,432	1,432
Welltec International ApS
8.25%, 10/15/26 (a)	444	446
Western Midstream Operating, LP
4.75%, 08/15/28	385	385
6.35%, 01/15/29	1,179	1,235
Whistler Pipeline LLC
5.40%, 09/30/29 (a)	571	578
Williams Companies, Inc., The
4.90%, 03/15/29	659	668
4.63%, 06/30/30	330	330
		77,216
Consumer Discretionary 5.9%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29 (a)	258	255
Carnival Corporation
5.75%, 03/01/27 (a)	1,759	1,773
4.00%, 08/01/28 (a)	2,335	2,285
Carvana Co.
9.00%, 12/01/28 (a) (h) (i)	135	138
Clarios Global LP
8.50%, 05/15/27 (a)	2,013	2,025
Discovery Communications, LLC
3.95%, 03/20/28	2,368	2,263
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	158	158
Flutter Treasury Designated Activity Company
6.38%, 04/29/29 (a)	1,000	1,028
General Motors Company
5.35%, 04/15/28	271	276
Hasbro, Inc.
3.90%, 11/19/29 (f)	2,431	2,346
Hyatt Hotels Corporation
5.25%, 06/30/29	388	395
Hyundai Capital America
5.65%, 06/26/26 (a) (b)	822	830
5.25%, 01/08/27 (a)	669	675
4.88%, 06/23/27 (a)	462	465

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
2.00%, 06/15/28 (a)	654	605
4.90%, 06/23/28 (a)	649	654
6.10%, 09/21/28 (a)	745	775
5.30%, 01/08/29 (a)	409	416
6.50%, 01/16/29 (a)	763	803
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	1,367	1,369
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,138
5.90%, 06/01/27	64	65
Magnum Management Corporation
5.38%, 04/15/27	1,196	1,193
Mattel, Inc.
5.88%, 12/15/27 (a)	1,870	1,877
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	705	706
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (a)	1,647	1,651
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a)	1,286	1,296
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (a)	335	333
Old Claimco, LLC
6.75%, 05/01/26 (a)	1,359	1,349
Prosus N.V.
3.26%, 01/19/27 (a)	875	856
PVH Corp.
4.63%, 07/10/25 (f)	1,159	1,159
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	1,791	1,946
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (a)	824	820
5.50%, 08/31/26 - 04/01/28 (a)	594	598
5.38%, 07/15/27 (a)	764	768
3.70%, 03/15/28	1,493	1,454
Sizzling Platter, LLC
8.50%, 11/28/25 (a)	1,100	1,100
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	500	499
Sodexo, Inc.
5.15%, 08/15/30 (a)	256	260
Stellantis Finance US Inc.
5.35%, 03/17/28 (a)	459	463
Univision Communications Inc.
6.63%, 06/01/27 (a)	110	110
Warnermedia Holdings, Inc.
3.76%, 03/15/27	377	366
4.05%, 03/15/29	555	452
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)	1,650	1,654
		41,647
Industrials 5.8%
Air Canada
3.88%, 08/15/26 (a)	925	916
Aircastle Limited
5.25%, 08/11/25 - 03/15/30 (a)	960	961
American Airlines, Inc.
5.50%, 04/20/26 (a)	98	98
Boeing Company, The
2.20%, 02/04/26 (f)	2,376	2,338
2.25%, 06/15/26	413	404
2.70%, 02/01/27	551	536
5.04%, 05/01/27 (f)	478	482
6.26%, 05/01/27 (f)	1,205	1,240
3.25%, 02/01/28	502	487
3.20%, 03/01/29	229	218
6.30%, 05/01/29 (f)	981	1,037
5.15%, 05/01/30 (f)	1,590	1,619
Bombardier Inc.
7.13%, 06/15/26 (a) (b)	248	248
7.88%, 04/15/27 (a)	160	161
CNH Industrial Capital LLC
4.75%, 03/21/28	328	330
Concentrix Corporation
6.65%, 08/02/26	316	322
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	305	310
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (a)	610	606
GXO Logistics Inc.
1.65%, 07/15/26	1,040	1,006
6.25%, 05/06/29	1,158	1,210
Holcim Finance US LLC
4.95%, 04/07/30 (a)	336	340
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	865	904
IDEX Corporation
4.95%, 09/01/29	174	177
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,424
MasTec, Inc.
4.50%, 08/15/28 (a)	1,602	1,579
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	260	264
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (a)	669	673
Paychex, Inc.
5.10%, 04/15/30	501	513
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	284	280
5.35%, 01/12/27 (a)	852	862
4.20%, 04/01/27 (a)	1,403	1,397
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (f)	2,851	2,923
6.30%, 02/15/30 (f)	1,736	1,819
Rolls-Royce PLC
3.63%, 10/14/25 (a)	485	483
Spirit AeroSystems, Inc.
3.85%, 06/15/26	900	881
9.75%, 11/15/30 (a)	417	460
TK Elevator Holdco GmbH
7.63%, 07/15/28 (a)	977	978
TransDigm Inc.
6.75%, 08/15/28 (a)	676	690
Trinity Industries, Inc.
7.75%, 07/15/28 (a)	1,081	1,126
Triton Container International Limited
2.05%, 04/15/26 (a)	778	762
Triumph Group, Inc.
9.00%, 03/15/28 (a)	1,975	2,064
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	146	147
6.25%, 01/15/28 (a)	538	547
4.50%, 08/15/29 (a)	3,354	3,337
Vertiv Group Corporation
4.13%, 11/15/28 (a)	602	587
XPO, Inc.
6.25%, 06/01/28 (a)	1,311	1,331
		41,077
Utilities 4.1%
AES Corporation, The
5.45%, 06/01/28	711	726
Alexander Funding Trust II
7.47%, 07/31/28 (a)	722	772
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (h)	1,068	1,074
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	247
5.95%, 03/30/29 (a)	1,349	1,414
Ameren Corporation
5.00%, 01/15/29	676	688
Black Hills Corporation
5.95%, 03/15/28	724	751
Calpine Corporation
5.13%, 03/15/28 (a)	691	690
Capital Power (US Holdings) Inc.
5.26%, 06/01/28 (a)	600	608

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.
5.40%, 06/01/29	597	618
Cleco Corporate Holdings LLC
3.74%, 05/01/26	436	433
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (a)	502	490
5.70%, 01/24/30 (e)	200	199
DTE Energy Company
5.10%, 03/01/29	784	800
Electricite de France
5.70%, 05/23/28 (a)	872	899
Enel Finance International N.V.
5.13%, 06/26/29 (a)	675	688
Engie
5.25%, 04/10/29 (a)	330	338
Eversource Energy
5.95%, 02/01/29	550	575
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,561	1,528
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	557
Liberty Utilities Co.
5.58%, 01/31/29 (a)	688	708
National Fuel Gas Company
5.50%, 10/01/26	562	568
5.50%, 03/15/30 (f)	1,541	1,584
National Grid PLC
5.60%, 06/12/28	503	521
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	455	455
NRG Energy, Inc.
2.00%, 12/02/25 (a)	1,063	1,050
NSTAR Electric Company
4.85%, 03/01/30	144	146
OGE Energy Corp.
5.45%, 05/15/29	254	263
Ohio Edison Company
4.95%, 12/15/29 (a)	133	135
PG&E Company
5.27%, (SOFR + 0.95%), 09/04/25 (g)	783	783
3.15%, 01/01/26	1,184	1,176
5.00%, 06/04/28	186	187
5.55%, 05/15/29	494	502
Pinnacle West Capital Corporation
4.90%, 05/15/28	154	156
5.15%, 05/15/30	159	163
PSEG Power LLC
5.20%, 05/15/30 (a)	389	397
Snam S.p.A.
5.00%, 05/28/30 (a)	388	391
Southwest Gas Corporation
5.80%, 12/01/27	705	728
5.45%, 03/23/28	564	577
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,562
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (a)	142	144
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	358	358
5.05%, 12/30/26 (a)	175	176
3.70%, 01/30/27 (a)	242	239
5.63%, 02/15/27 (a)	1,498	1,497
		28,561
Consumer Staples 3.3%
Albertsons Companies, Inc.
6.50%, 02/15/28 (a)	1,162	1,190
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	887	884
B.A.T Capital Corporation
3.56%, 08/15/27	293	288
Bacardi Limited
4.70%, 05/15/28 (a)	1,023	1,027
5.25%, 01/15/29 (a)	653	662
Bacardi-Martini B.V.
5.55%, 02/01/30 (a)	653	670
Central American Bottling Corporation
5.25%, 04/27/29 (a)	850	827
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (a)	1,157	1,157
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	2,790	2,880
5.50%, 02/01/30 (a)	2,461	2,537
Japan Tobacco Inc.
4.85%, 05/15/28 (a)	1,136	1,153
5.25%, 06/15/30 (a)	1,754	1,806
JBS USA Food Company
5.13%, 02/01/28	412	421
3.00%, 02/02/29	545	518
5.50%, 01/15/30	306	310
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	579	579
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (a)	667	672
Safeway Inc.
3.25%, 03/15/26 (a)	687	678
4.63%, 01/15/27 (a)	1,828	1,815
Viterra Finance B.V.
2.00%, 04/21/26 (a)	353	345
4.90%, 04/21/27 (a)	791	793
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (a)	1,828	1,823
		23,035
Health Care 3.2%
Amgen Inc.
5.51%, 03/02/26	1,098	1,099
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	1,834	1,833
Bayer US Finance LLC
6.25%, 01/21/29 (a)	797	836
Centene Corporation
4.25%, 12/15/27	3,092	3,048
2.45%, 07/15/28	757	704
Elevance Health, Inc.
4.90%, 02/08/26	489	489
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/26 (a)	160	154
3.75%, 06/15/29 (a)	992	952
GE HealthCare Technologies Inc.
4.80%, 08/14/29	195	198
HCA Inc.
5.25%, 03/01/30	1,083	1,110
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	319
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	366	374
5.85%, 05/08/29	384	398
Illumina, Inc.
5.75%, 12/13/27	896	918
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	1,106	1,103
6.25%, 02/01/29	180	188
Mars, Incorporated
4.80%, 03/01/30 (a)	972	985
Royalty Pharma PLC
5.15%, 09/02/29	387	395
Solventum Corporation
5.40%, 03/01/29	3,061	3,153
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	1,178	1,155
Tufts Medicine, Inc.
8.50%, 10/01/26	700	704
UnitedHealth Group Incorporated
4.40%, 06/15/28	128	129
4.65%, 01/15/31	464	466

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Universal Health Services, Inc.
4.63%, 10/15/29	1,510	1,491
		22,201
Information Technology 2.0%
AppLovin Corporation
5.13%, 12/01/29	3,000	3,042
Atlassian Corporation
5.25%, 05/15/29	736	756
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	741
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	866	816
Dell International L.L.C.
4.75%, 04/01/28	319	323
5.00%, 04/01/30	318	323
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,421
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	2,668	2,788
Gartner, Inc.
4.50%, 07/01/28 (a)	1,001	990
Intel Corporation
3.15%, 05/11/27	132	129
3.75%, 08/05/27	374	369
2.45%, 11/15/29	330	301
Marvell Technology, Inc.
4.75%, 07/15/30	267	268
Microchip Technology Incorporated
4.90%, 03/15/28	395	400
5.05%, 02/15/30	461	467
Open Text Corporation
6.90%, 12/01/27 (a)	670	694
Synopsys, Inc.
4.85%, 04/01/30	478	485
		14,313
Materials 1.6%
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (a)	392	395
Anglo American Capital PLC
4.75%, 04/10/27 (a)	333	335
4.50%, 03/15/28 (a)	1,337	1,337
3.88%, 03/16/29 (a)	200	196
ArcelorMittal
6.55%, 11/29/27	565	589
Celanese US Holdings LLC
6.42%, 07/15/27 (f) (h)	1,428	1,479
Glencore Funding LLC
5.34%, 04/04/27 (a)	885	898
4.91%, 04/01/28 (a)	195	197
6.13%, 10/06/28 (a)	513	537
5.37%, 04/04/29 (a)	1,961	2,011
5.19%, 04/01/30 (a)	568	579
Kraton Corporation
5.00%, 07/15/27 (a)	259	262
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.70%, 10/17/28 (a)	258	264
New Gold Inc
7.50%, 07/15/27 (a)	1,000	1,002
PT. Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	1,000
Saudi Arabian Mining Company
5.25%, 02/13/30 (a)	393	400
		11,481
Communication Services 1.4%
Charter Communications Operating, LLC
6.15%, 11/10/26	1,696	1,729
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	2,442	2,434
Frontier Communications Holdings, LLC
5.88%, 11/01/29	429	434
6.00%, 01/15/30 (a)	67	68
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	795	795
5.00%, 05/01/28 (a)	541	541
6.75%, 05/01/29 (a)	671	680
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	705
Sirius XM Radio Inc.
3.13%, 09/01/26 (a)	282	277
Sprint Capital Corporation
6.88%, 11/15/28	2,317	2,488
		10,151
Real Estate 1.3%
American Homes 4 Rent, L.P.
4.95%, 06/15/30	205	207
American Tower Corporation
5.25%, 07/15/28	583	598
Crown Castle Inc.
3.65%, 09/01/27	239	235
5.00%, 01/11/28	596	602
EPR Properties
4.75%, 12/15/26	564	564
4.50%, 06/01/27	536	533
GLP Financing, LLC
5.38%, 04/15/26	1,039	1,040
HAT Holdings I LLC
3.38%, 06/15/26 (a)	299	292
8.00%, 06/15/27 (a)	232	241
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	1,053	1,047
VICI Properties Inc.
4.50%, 09/01/26 (a)	956	953
4.25%, 12/01/26 (a)	1,141	1,134
5.75%, 02/01/27 (a)	707	717
3.75%, 02/15/27 (a)	441	434
3.88%, 02/15/29 (a)	591	573
Vornado Realty L.P.
2.15%, 06/01/26	284	276
		9,446
Total Corporate Bonds And Notes (cost $432,432)		437,593
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.3%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.58%, (1 Month Term SOFR + 1.26%), 10/20/36 (g)	441	440
Affirm Asset Securitization Trust 2023-B
Series 2023-1A-B, 6.82%, 09/15/25	1,205	1,211
Series 2023-A-B, 6.82%, 04/15/26	1,395	1,402
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	565	568
Series 2024-1A-A, 5.61%, 02/15/29	1,155	1,161
Affirm Master Trust
Series 2025-A-1A, 4.99%, 02/15/33	705	710
AGL CLO 14 Ltd
Series 2021-AR-14A, 5.14%, (3 Month Term SOFR + 0.87%), 12/04/34 (g)	2,000	2,004
ALA Trust 2025-OANA
Series 2025-A-OANA, 6.04%, 06/17/30	1,150	1,155
AmeriCredit Automobile Receivables Trust 2024-1
Series 2024-A2A-1, 5.75%, 10/18/25	469	470
AMMC CLO 23 Ltd
Series 2020-A1R2-23A, 5.70%, (3 Month Term SOFR + 1.42%), 04/17/35 (g)	2,500	2,500
AMMC CLO 25 Ltd
Series 2022-A1R-25A, 5.61%, (3 Month Term SOFR + 1.35%), 04/15/35 (g)	1,550	1,550
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.76%, (SOFR 30-Day Average + 1.45%), 01/15/37 (g)	441	441
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 6.05%, (1 Month Term SOFR + 1.75%), 06/15/27 (g)	880	882
Ares XLIV CLO Ltd
Series 2021-AR-60A, 5.71%, (3 Month Term SOFR + 1.18%), 07/18/34 (g)	2,250	2,252
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	2,079	2,053

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 5.34%, (3 Month Term SOFR + 1.06%), 07/24/34 (g)	610	611
Bain Capital Credit, LP
Series 2019-AR2-1A, 5.50%, (3 Month Term SOFR + 1.23%), 04/19/34 (g)	2,250	2,253
Bank5 2024-5Yr11
Series 2024-A3-5YR11, REMIC, 5.89%, 11/19/29	730	764
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	750	782
Bank5 2025-5YR14
Series 2025-A3-5YR14, REMIC, 5.65%, 04/15/30	3,460	3,596
Bardot CLO, Ltd
Series 2019-ARR-2A, 5.25%, (3 Month Term SOFR + 0.98%), 10/22/32 (g)	1,484	1,481
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.41%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	541	541
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	1,000	1,005
BBCMS Mortgage Trust 2025-5C33
Series 2025-A4-5C33, REMIC, 5.84%, 02/15/30	720	753
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	940	977
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (g)	330	323
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	510	485
Benchmark 2024-V12 Mortgage Trust
Series 2024-A3-V12, REMIC, 5.74%, 12/15/29	800	832
Benchmark 2024-V7 Mortgage Trust
Series 2024-A3-V7, REMIC, 6.23%, 05/17/29 (g)	930	978
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.05%, 10/17/28 (g)	620	664
BMO 2024-5C5 Mortgage Trust
Series 2024-A3-5C5, REMIC, 5.86%, 08/17/29	1,070	1,117
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C8, REMIC, 5.63%, 12/17/29 (g)	800	827
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 5.75%, (1 Month Term SOFR + 1.43%), 12/15/38 (g)	332	332
Buckhorn Park CLO, Ltd.
Series 2019-ARR-1A, 5.34%, (3 Month Term SOFR + 1.07%), 07/18/34 (g)	2,030	2,027
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 5.28%, (1 Month Term SOFR + 0.96%), 11/15/38 (g)	514	514
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.75%, (1 Month Term SOFR + 1.44%), 02/17/26 (g)	568	569
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.70%, (1 Month Term SOFR + 1.39%), 03/15/26 (g)	591	591
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 5.31%, (1 Month Term SOFR + 1.00%), 01/18/39 (g)	705	705
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.75%, (1 Month Term SOFR + 1.44%), 04/15/29 (g)	1,049	1,051
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 5.46%, (1 Month Term SOFR + 1.14%), 03/15/27 (g)	680	676
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.71%, (1 Month Term SOFR + 1.40%), 06/15/27 (g)	510	511
Canyon CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.29%, (3 Month Term SOFR + 1.03%), 10/15/34 (g)	2,000	1,988
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 5.59%, (3 Month Term SOFR + 1.31%), 07/28/31 (g)	670	670
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 5.61%, (3 Month Term SOFR + 1.34%), 04/21/31 (g)	1,241	1,242
CarMax Auto Owner Trust 2023-1
Series 2023-B-1, 4.98%, 01/16/29	1,960	1,970
CarMax Auto Owner Trust 2023-2
Series 2023-B-2, 5.18%, 03/15/27	1,150	1,159
CarMax Auto Owner Trust 2023-4
Series 2023-B-4, 6.39%, 09/15/27	1,975	2,053
CarMax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	715	725
Series 2024-A4-2, 5.51%, 11/15/29	385	395
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	36	35
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,170
Cedar Funding XI Clo Ltd
Series 2019-A1R2-11A, 5.39%, (3 Month Term SOFR + 1.06%), 06/01/32 (g)	1,299	1,297
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	860	870
Chesapeake Funding II LLC
Series 2024-A1-1A, 5.52%, 09/15/27	1,400	1,414
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 5.63%, (3 Month Term SOFR + 1.36%), 01/31/31 (g)	98	98
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 01/10/26	170	168
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	1,000	990
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	1,618	1,628
Clover CLO 2021-3 LLC
Series 2021-AR-3A, 5.35%, (3 Month Term SOFR + 1.07%), 01/25/35 (g)	1,050	1,050
Columbia Cent CLO 30 Limited
Series 2021-A1R-31A, 5.11%, (3 Month Term SOFR + 1.10%), 04/20/34 (g)	1,580	1,572
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.95%, (1 Month Term SOFR + 1.70%), 08/15/41 (g)	500	498
Crestline Denali CLO XVII Ltd
Series 2018-ARR-1A, 5.39%, (3 Month Term SOFR + 1.13%), 10/15/31 (g)	955	955
DBGS 2018-C1 Mortgage Trust
Series 2018-A4-C1, REMIC, 4.47%, 10/17/28 (g)	2,030	2,001
Dryden 104 CLO Ltd
Series 2022-A1R-104A, 5.61%, (3 Month Term SOFR + 1.29%), 08/20/34 (g)	2,830	2,831
Dryden 37 Senior Loan Fund
Series 2021-AR-95A, 5.36%, (3 Month Term SOFR + 1.04%), 08/21/34 (g)	1,400	1,400
Dryden 43 Senior Loan Fund LLC
Series 2016-AR3-43A, 5.34%, (3 Month Term SOFR + 1.07%), 04/20/34 (g)	3,400	3,402
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 5.64%, (3 Month Term SOFR + 1.38%), 01/15/31 (g)	327	327
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	565	574
Exeter Automobile Receivables Trust 2025-2
Series 2025-D-2A, 5.89%, 07/15/31	500	513
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	186	186
First National Master Note Trust
Series 2025-A-1, 4.85%, 02/15/28	1,165	1,185
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,841

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.77%, (1 Month Term SOFR + 1.45%), 08/19/42 (g)	300	299
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,778
GM Financial Automobile Leasing Trust 2025-2
Series 2025-A4-2, 4.64%, 09/20/27	1,145	1,154
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 5.71%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (g)	89	89
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.73%, (1 Month Term SOFR + 1.26%), 06/16/36 (g)	650	614
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	280	264
Hertz Vehicle Financing III LLC
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,193
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.43%, (1 Month Term SOFR + 1.11%), 09/19/36 (g) (h)	640	638
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-A-SPRL, REMIC, 5.65%, 01/15/30 (g)	1,520	1,566
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,190	1,200
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	669	679
Series 2024-B1-2, 5.44%, 10/20/32	654	660
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/34	428	425
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,950	1,897
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 6.20%, (1 Month Term SOFR + 1.95%), 08/17/26 (g)	550	551
KKR CLO 15 Ltd.
Series BR2-15, 5.82%, (3 Month Term SOFR + 1.55%), 01/18/32 (g)	1,340	1,340
KKR CLO 23 Ltd.
Series BR-23, 5.56%, (3 Month Term SOFR + 1.55%), 10/20/31 (g)	2,050	2,051
KKR CLO 24 LTD.
Series A1R-24, 5.61%, (3 Month Term SOFR + 1.34%), 04/20/32 (g)	1,100	1,101
LAD Auto Receivables Trust 2023-3
Series 2023-C-3A, 6.43%, 12/15/26	1,880	1,927
LAD Auto Receivables Trust 2024-2
Series 2024-A3-2A, 5.61%, 12/15/26	1,500	1,509
LAD Auto Receivables Trust 2024-3
Series 2024-A2-3A, 4.64%, 06/15/26	464	464
Series 2024-A3-3A, 4.52%, 03/15/29	655	656
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 5.75%, (1 Month Term SOFR + 1.44%), 10/15/26 (g)	500	500
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,627
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,870	1,797
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.60%, (1 Month Term SOFR + 1.28%), 06/17/39 (g)	264	263
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.61%, (1 Month Term SOFR + 1.30%), 05/17/38 (g)	150	145
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.85%, (SOFR 30-Day Average + 1.55%), 01/21/37 (g)	1,326	1,326
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (g)	770	768
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A3-1A, 4.73%, 06/17/30	375	378
Madison Park Euro Funding XVII Designated Activity Company
Series 2022-A1R-57A, 5.56%, (3 Month Term SOFR + 1.28%), 07/27/34 (g)	2,010	2,010
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/26	1,615	1,565
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,472
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A4-A, 5.32%, 06/15/27	1,275	1,297
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	1,342	1,350
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.51%, (1 Month Term SOFR + 1.19%), 10/21/36 (g)	60	60
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Series 2015-A4-C27, REMIC, 3.75%, 10/20/25	280	278
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	444
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Series 2025-A3-5C1, REMIC, 5.64%, 03/15/30	1,080	1,120
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (g)	1,365	1,321
Navesink Clo 3 Ltd
Series 2025-A1-3A, 0.00%, (3 Month Term SOFR + 1.48%), 07/15/37 (g)	1,780	1,780
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	691	619
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	632	574
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	1,795	1,809
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	290	270
Neuberger Berman Loan Advisers CLO 50, Ltd.
Series 2022-AR-50A, 5.53%, (3 Month Term SOFR + 1.25%), 07/23/36 (g)	1,350	1,351
Nissan Auto Receivables 2025-A Owner Trust
Series 2025-A3-A, 4.49%, 10/16/28	455	460
Octagon Investment Partners 41 Ltd
Series 2019-A1R2-2A, 5.35%, (3 Month Term SOFR + 0.83%), 10/17/33 (g)	1,290	1,291
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 5.54%, (3 Month Term SOFR + 1.26%), 01/27/31 (g)	25	25
Octagon Loan Funding Ltd
Series 2014-ARR-1A, 5.77%, (3 Month Term SOFR + 1.44%), 11/18/31 (g)	768	768
Octane Receivables Trust 2022-2
Series 2022-A-2A, 5.11%, 02/22/28	34	34
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	442	446
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	2,126	2,127
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,110
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	2,516	2,537
Palmer Square CLO 2015-1 Ltd
Series 2015-A1A5-1A, 5.37%, (3 Month Term SOFR + 1.05%), 05/21/34 (g)	1,020	1,018
PFP 2025-12, Ltd.
Series 2025-A-12, 5.81%, (1 Month Term SOFR + 1.49%), 06/18/30 (g)	1,300	1,300
Post CLO 2021-1 LTD
Series 2021-BR-1A, 5.86%, (3 Month Term SOFR + 1.60%), 10/15/34 (g)	1,500	1,499
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.57%, (3 Month Term SOFR + 1.29%), 10/23/30 (g)	435	435
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,063	1,063

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	3,238	3,308
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,300	1,308
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	680	694
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	1,010	1,021
Santander Drive Auto Receivables Trust 2024-2
Series 2024-C-2, 5.84%, 07/17/28	1,145	1,168
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	587
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A2-1, 4.87%, 07/15/26	605	606
Series 2025-B-1, 4.88%, 05/15/28	535	539
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	577	574
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	260
SCF Equipment Leasing 2025-1 LLC
Series 2025-A3-1A, 5.11%, 11/21/33	599	609
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	595	597
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	1,365	1,381
SFS Auto Receivables Securitization Trust 2024-3
Series 2024-A3-3A, 4.55%, 04/20/28	605	606
SWCH Commercial Mortgage Trust 2025-DATA
Series 2025-A-DATA, 5.75%, (1 Month Term SOFR + 1.44%), 03/15/27 (g)	860	853
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 5.60%, (3 Month Term SOFR + 1.32%), 01/29/32 (g)	75	75
Towd Point Mortgage Trust 2019-HY1
Series 2019-M2-HY1, REMIC, 6.43%, (1 Month Term SOFR + 2.11%), 08/25/28 (g)	685	698
Toyota Auto Loan Extended Note Trust 2025-1
Series 2025-A-1A, 4.65%, 05/28/30	816	824
Trysail CLO 2021-1 Ltd
Series 2021-A1-1A, 5.85%, (3 Month Term SOFR + 1.58%), 07/20/32 (g)	1,404	1,401
U.S. Bank National Association
Series 2025-B-SUP1, 5.58%, 02/25/32	613	612
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	64
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	507	516
Valley Stream Park CLO LTD
Series 2022-ARR-1A, 5.46%, (3 Month Term SOFR + 1.19%), 01/20/37 (g)	1,650	1,648
Venture 28A Clo Ltd
Series 2017-A1RR-28AA, 5.40%, (3 Month Term SOFR + 1.11%), 10/20/34 (g)	2,000	2,000
Verdant Receivables 2025-1 LLC
Series 2025-A3-1A, 4.96%, 06/12/29	1,755	1,774
Verizon Master Trust
Series 2024-A-7, 4.35%, 08/20/32 (h)	400	401
Volkswagen Auto Lease Trust 2025-A
Series 2025-A3-A, 4.50%, 11/22/27	2,165	2,179
Voya CLO 2017-3 Ltd
Series 2017-AAR2-3A, 5.87%, (3 Month Term SOFR + 1.60%), 04/20/34 (g)	1,000	1,001
Wells Fargo Commercial Mortgage Trust 2015-SG1
Series 2015-A4-SG1, REMIC, 3.79%, 08/15/25	139	138
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,790	3,711
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	125
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	880	917
Wells Fargo Commercial Mortgage Trust 2025-5C3
Series 2025-A3-5C3, REMIC, 6.10%, 01/15/58	1,500	1,582
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	720	749
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	244	244
Westlake Automobile Receivables Trust 2023-3
Series 2023-C-3A, 6.02%, 09/15/28	1,105	1,121
Westlake Automobile Receivables Trust 2024-1
Series 2024-B-1A, 5.55%, 11/15/27	1,535	1,542
Series 2024-C-1A, 5.65%, 02/15/29	1,335	1,343
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	775
Westlake Automobile Receivables Trust 2024-3
Series 2024-A3-3A, 4.71%, 08/15/26	500	502
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,220	1,224
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-3A, 4.80%, 05/18/28	895	900
Wind River 2022-1 CLO Ltd
Series 2022-AR-1A, 5.62%, (3 Month Term SOFR + 1.35%), 07/20/35 (g)	1,530	1,531
Total Non-U.S. Government Agency Asset-Backed Securities (cost $185,541)		185,971
GOVERNMENT AND AGENCY OBLIGATIONS 5.5%
Sovereign 2.0%
Aktsionernoye Obshchestvo Bank Razvitiya Kazakhstana
5.25%, 10/23/29 (a)	222	223
5.63%, 04/07/30 (a)	673	673
Bermuda, Government of
3.72%, 01/25/27 (e)	1,500	1,467
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	830	814
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	267	263
4.50%, 04/22/29	200	198
6.00%, 05/13/30	1,338	1,388
Government of Saudi Arabia
5.13%, 01/13/28 (a)	640	650
Government of the Republic of Panama
7.13%, 01/29/26	500	507
8.88%, 09/30/27	177	192
Hazine Mustesarligi Varlik Kiralama Anonim Sirketi
5.13%, 06/22/26 (e)	737	733
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	662	666
Natsionalny Upravlyayushchi Kholding Baiterek, Ao
5.45%, 05/08/28 (a) (j)	520	526
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	121	122
8.63%, 04/20/27 (e)	281	291
Romania, Government of
5.25%, 11/25/27 (e)	1,104	1,102
Sandor-Palota
5.38%, 09/26/30 (a)	675	680
South Africa, Parliament of
5.88%, 09/16/25	1,379	1,379
The Republic of Kazakhstan, Government of
5.13%, 07/21/25 (e)	700	699
Turkiye Cumhuriyeti Basbakanlik
6.38%, 10/14/25	1,400	1,405
		13,978
U.S. Treasury Note 2.0%
Treasury, United States Department of
3.75%, 04/30/27	13,938	13,937
Collateralized Mortgage Obligations 1.5%
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 5.96%, (SOFR 30-Day Average + 1.65%), 12/25/41 (g)	1,097	1,103
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 6.81%, (SOFR 30-Day Average + 2.50%), 04/27/43 (g)	496	504
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 6.86%, (SOFR 30-Day Average + 2.55%), 07/25/42 (g)	304	311
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 6.71%, (SOFR 30-Day Average + 2.40%), 12/26/42 (g)	1,311	1,343
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 05/25/44 (g)	556	556
Connecticut Avenue Securities Trust 2024-R05
Series 2024-2A1-R05, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 07/25/44 (g)	759	759
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 09/25/28 (g)	550	552
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1A1-R01, REMIC, 5.26%, (SOFR 30-Day Average + 0.95%), 01/25/45 (g)	675	674
Series 2025-1M1-R01, REMIC, 5.41%, (SOFR 30-Day Average + 1.10%), 01/25/45 (g)	1,014	1,015
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1A1-R02, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 02/27/45 (g)	393	394
Federal Home Loan Mortgage Corporation
Series 2022-M1A-HQA2, REMIC, 6.96%, (SOFR 30-Day Average + 2.65%), 07/25/42 (g)	576	588
Series 2022-M1A-HQA3, REMIC, 6.61%, (SOFR 30-Day Average + 2.30%), 08/25/42 (g)	252	257
Series 2024-M1-HQA1, REMIC, 5.56%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	59	59
Series 2024-A1-DNA2, REMIC, 5.56%, (SOFR 30-Day Average + 1.25%), 05/25/44 (g)	1,175	1,180
Series 2024-A1-HQA2, REMIC, 5.56%, (SOFR 30-Day Average + 1.25%), 08/25/44 (g)	733	736
Series 2024-M1-DNA3, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 10/25/44 (g)	102	102
Series 2024-A1-DNA3, REMIC, 5.36%, (SOFR 30-Day Average + 1.05%), 10/25/44 (g)	464	464
Series 2025-A1-DNA1, REMIC, 5.26%, (SOFR 30-Day Average + 0.95%), 01/25/45 (g)	260	260
		10,857
Total Government And Agency Obligations (cost $38,560)		38,772
SENIOR FLOATING RATE INSTRUMENTS 4.5%
Industrials 1.3%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 05/04/28 (g) (k)	299	301
2021 USD Incremental Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (g)	821	825
American Airlines, Inc.
2025 Term Loan, 6.52%, (3 Month Term SOFR + 2.25%), 04/20/28 (g)	502	498
Carnival Corporation
2025 Term Loan (2027), 6.31%, (1 Month Term SOFR + 2.00%), 08/09/27 (g)	170	170
Corpay Technologies Operating Company LLC
Term Loan B5, 6.08%, (1 Month Term SOFR + 1.75%), 04/28/28 (g)	1,993	1,992
Crosby US Acquisition Corp.
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/16/29 (g)	898	901
First Eagle Investment Management, LLC
2024 Term Loan B2, 7.30%, (3 Month Term SOFR + 3.00%), 03/05/29 (g)	1,795	1,795
Hilcorp Energy I L.P.
Term Loan B, 6.31%, (1 Month Term SOFR + 2.00%), 02/05/30 (g)	1,396	1,396
LBM Acquisition LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 12/08/27 (g)	1,056	1,040
		8,918
Consumer Discretionary 0.7%
Aramark Services, Inc.
2024 Term Loan B8, 6.33%, (1 Month Term SOFR + 2.00%), 06/24/30 (g)	1,720	1,722
KFC Holding Co.
2021 Term Loan B, 6.18%, (1 Month Term SOFR + 1.75%), 03/10/28 (g)	1,732	1,739
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 6.18%, (1 Month Term SOFR + 1.75%), 04/08/27 (g)	1,469	1,467
		4,928
Financials 0.6%
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.83%, (1 Month Term SOFR + 3.50%), 02/15/27 (g)	1,547	1,550
Asurion LLC
2021 Term Loan B9, 7.69%, (1 Month Term SOFR + 3.25%), 02/05/28 (g)	2,871	2,867
		4,417
Utilities 0.6%
Calpine Corporation
2024 Term Loan B5, 6.08%, (1 Month Term SOFR + 1.75%), 12/02/27 (g)	2,500	2,499
Edgewater Generation, L.L.C.
2025 Repriced Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 08/01/30 (g) (k)	1,040	1,043
Potomac Energy Center, LLC
Term Loan, 0.00%, (3 Month Term SOFR + 6.00%), 09/30/26 (g) (k)	708	708
Term Loan, 10.56%, (3 Month Term SOFR + 6.00%), 09/30/26 (g)	150	150
		4,400
Communication Services 0.5%
DirecTV Financing, LLC
Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 07/22/27 (g)	532	533
Lumen Technologies, Inc.
2024 Extended Term Loan B2, 0.00%, (1 Month Term SOFR + 2.35%), 04/15/30 (g) (k)	851	839
2024 Extended Term Loan B2, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/30 (g)	603	595
Virgin Media Bristol LLC
USD Term Loan N, 6.93%, (1 Month Term SOFR + 2.50%), 10/03/27 (g)	1,500	1,479
		3,446
Information Technology 0.4%
Boost Newco Borrower, LLC
2025 USD Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (g)	1,746	1,749
Vertiv Group Corporation
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 03/02/27 (g) (k)	24	24
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 03/02/27 (g)	731	731
		2,504
Health Care 0.2%
Elanco Animal Health Incorporated
Term Loan B, 6.17%, (1 Month Term SOFR + 1.75%), 02/04/27 (g)	1,740	1,738
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 09/19/25 (g) (k)	1,206	1,205
Energy 0.0%
Buckeye Partners, L.P.
2024 Term Loan B5, 6.08%, (1 Month Term SOFR + 1.75%), 11/02/26 (g)	305	305
Total Senior Floating Rate Instruments (cost $31,869)		31,861
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	3,823	3,823
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (l) (m)	3,602	3,602
Total Short Term Investments (cost $7,425)		7,425
Total Investments 99.4% (cost $695,827)		701,622
Other Derivative Instruments (0.0)%		(15)
Other Assets and Liabilities, Net 0.6%		4,273
Total Net Assets 100.0%		705,880

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $240,144 and 34.0% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Convertible security.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,035	155,519	154,731	87	—	—	3,823	0.6
JNL Government Money Market Fund, 4.30% - Class SL	2,916	20,092	19,406	98	—	—	3,602	0.5
	5,951	175,611	174,137	185	—	—	7,425	1.1

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.9%
Cayman Islands	4.6
United Kingdom	3.4
Ireland	1.4
Germany	1.3
Canada	1.2
Switzerland	1.1
Mexico	1.0
Netherlands	0.9
France	0.9
Kazakhstan	0.8
Japan	0.7
Colombia	0.4
Indonesia	0.3
Turkey	0.3
Romania	0.3
Denmark	0.2
Bermuda	0.2
South Africa	0.2
Jersey	0.2
Italy	0.2
Israel	0.2
Ghana	0.2
Saudi Arabia	0.1
Puerto Rico	0.1
Guatemala	0.1
Panama	0.1
Hungary	0.1
Spain	0.1
Sweden	0.1
Luxembourg	0.1
Brazil	0.1
Dominican Republic	0.1
Australia	0.1
India	—
Uzbekistan	—
South Korea	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Summary of Investments by Country^	Total Long Term Investments
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bermuda, Government of, 3.72%, 01/25/27	04/22/25	1,475	1,467	0.2
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	736	761	0.1
Comision Federal De Electricidad, E.P.E., 5.70%, 01/24/30	06/03/25	198	199	—
Hazine Mustesarligi Varlik Kiralama Anonim Sirketi, 5.13%, 06/22/26	05/30/25	734	733	0.1
Kosmos Energy Ltd., 7.13%, 04/04/26	03/18/25	1,112	1,084	0.2
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	02/28/25	122	122	—
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	03/05/25	288	291	—
PT. Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	04/30/25	1,373	1,383	0.2
Romania, Government of, 5.25%, 11/25/27	11/26/24	1,092	1,102	0.2
Synchrony Bank, 5.63%, 08/23/27	02/07/25	1,702	1,721	0.3
Tengizchevroil Finance Company S.A R.L., 4.00%, 08/15/26	04/18/24	1,569	1,588	0.2
The Republic of Kazakhstan, Government of, 5.13%, 07/21/25	10/02/24	700	699	0.1
U.S. Bank National Association, 4.73%, 05/15/28	05/12/25	634	638	0.1
		11,735	11,788	1.7

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,438	October 2025	298,046	76	1,091

Short Contracts
United States 5 Year Note	(640)	October 2025	(69,002)	(91)	(758)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	437,593	—	437,593
Non-U.S. Government Agency Asset-Backed Securities	—	185,971	—	185,971
Government And Agency Obligations	—	38,772	—	38,772
Senior Floating Rate Instruments	—	31,861	—	31,861
Short Term Investments	7,425	—	—	7,425
	7,425	694,197	—	701,622
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,091	—	—	1,091
	1,091	—	—	1,091
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(758)	—	—	(758)
	(758)	—	—	(758)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.7%
Communication Services 99.4%
Alphabet Inc. - Class A	907	159,743
Alphabet Inc. - Class C	796	141,228
AT&T Inc.	1,115	32,269
Cinemark Holdings, Inc. (a)	17	507
Comcast Corporation - Class A	579	20,656
Digital World Acquisition Corp. (b)	16	287
Electronic Arts Inc.	37	5,915
Former Charter Communications Parent, Inc. - Class A (b)	15	6,111
Fox Corporation - Class A	33	1,849
Fox Corporation - Class B	20	1,050
Frontier Communications Parent, Inc. (b)	34	1,224
Liberty Broadband Corporation - Series A (b)	3	253
Liberty Broadband Corporation - Series C (b)	17	1,619
Liberty Global Ltd. - Class A (b)	23	234
Liberty Global Ltd. - Class C (b)	22	231
Liberty Media Corporation - Series A (b)	4	352
Liberty Media Corporation - Series A (b)	3	236
Liberty Media Corporation - Series C (b)	7	575
Liberty Media Corporation - Series C (b)	33	3,452
Live Nation Entertainment, Inc. (b)	23	3,400
Lumen Technologies, Inc. (b)	141	619
Match Group, Inc.	38	1,177
Meta Platforms, Inc. - Class A	340	251,178
Netflix, Inc. (b)	66	88,954
News Corporation - Class A	59	1,751
News Corporation - Class B	16	558
Nexstar Media Group, Inc. - Class A	4	767
Omnicom Group Inc.	30	2,189
Paramount Global - Class B	95	1,227
Pinterest, Inc. - Class A (b)	93	3,323
Reddit, Inc. - Class A (b)	18	2,743
Roblox Corporation - Class A (b)	94	9,837
Roku, Inc. - Class A (b)	20	1,728
Sirius XM Holdings Inc. (a)	29	671
Snap Inc. - Class A (b)	164	1,424
Sphere Entertainment Co. - Class A (b)	3	550
Take-Two Interactive Software, Inc. (b)	26	6,371
Telephone and Data Systems, Inc.	14	492
The Interpublic Group of Companies, Inc.	57	1,400
The New York Times Company - Class A	24	1,358
TKO Group Holdings Inc. - Class A	11	1,948
T-Mobile US, Inc.	72	17,121
United States Cellular Corporation (b)	2	117
Verizon Communications Inc.	653	28,269
Walt Disney Company, The	281	34,838
Warner Bros. Discovery, Inc. - Series A (b)	353	4,043
Warner Music Group Corp. - Class A	21	562
		846,406
Real Estate 0.3%
Zillow Group, Inc. - Class A (b)	8	555
Zillow Group, Inc. - Class C (b)	26	1,834
		2,389
Consumer Discretionary 0.0%
Vitamin Oldco Holdings, Inc. (b) (c)	6	—
Total Common Stocks (cost $628,381)		848,795
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	1,380	1,380
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	178	178
Total Short Term Investments (cost $1,558)		1,558
Total Investments 99.9% (cost $629,939)		850,353
Other Derivative Instruments 0.0%		27
Other Assets and Liabilities, Net 0.1%		1,096
Total Net Assets 100.0%		851,476

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,919	159,379	160,918	89	—	—	1,380	0.2
JNL Government Money Market Fund, 4.30% - Class SL	968	7,112	7,902	29	—	—	178	—
	3,887	166,491	168,820	118	—	—	1,558	0.2

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	24	September 2025	3,259	27	176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	848,795	—	—	848,795
Short Term Investments	1,558	—	—	1,558
	850,353	—	—	850,353
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	176	—	—	176
	176	—	—	176

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.6%
Consumer Discretionary 95.9%
Abercrombie & Fitch Co. - Class A (a)	12	986
Acushnet Holdings Corp. (b)	7	492
Airbnb, Inc. - Class A (a)	106	13,985
Amazon.com, Inc. (a)	1,305	286,404
Aptiv PLC (a)	57	3,905
Asbury Automotive Group, Inc. (a)	5	1,112
Autoliv, Inc.	17	1,947
AutoNation, Inc. (a)	7	1,410
AutoZone, Inc. (a)	4	15,710
Bath & Body Works, Inc.	53	1,575
Best Buy Co., Inc.	49	3,312
Booking Holdings Inc.	8	47,894
Boot Barn Holdings, Inc. (a)	7	1,116
BorgWarner Inc.	53	1,786
Boyd Gaming Corporation	15	1,132
Bright Horizons Family Solutions, Inc. (a)	14	1,755
Brinker International, Inc. (a)	11	2,000
Brunswick Corporation	16	878
Burlington Stores, Inc. (a)	16	3,693
Caesars Entertainment, Inc. (a)	52	1,484
CarMax, Inc. (a)	38	2,563
Carnival Corporation (a)	275	7,722
Carvana Co. - Class A (a)	33	11,161
CAVA Group, Inc. (a)	25	2,117
Cavco Industries, Inc. (a)	2	809
Chewy, Inc. - Class A (a)	49	2,102
Chipotle Mexican Grill, Inc. (a)	339	19,042
Choice Hotels International, Inc. (b)	7	849
Churchill Downs Incorporated	18	1,795
Columbia Sportswear Company	6	394
Coupang, Inc. - Class A (a)	312	9,333
Crocs, Inc. (a)	14	1,404
D.R. Horton, Inc.	70	9,005
Darden Restaurants, Inc.	30	6,448
Deckers Outdoor Corporation (a)	38	3,954
Dick's Sporting Goods, Inc.	14	2,791
Dillard's, Inc. - Class A (b)	1	389
DK Crown Holdings Inc. - Class A (a)	124	5,298
Domino's Pizza, Inc.	8	3,618
DoorDash, Inc. - Class A (a)	92	22,582
Dorman Products, Inc. (a)	6	793
Dutch Bros Inc. - Class A (a)	29	1,965
eBay Inc.	118	8,813
ETSY, Inc. (a)	27	1,346
Expedia Group, Inc.	31	5,215
Five Below, Inc. (a)	14	1,786
Floor & Decor Holdings, Inc. - Class A (a)	27	2,048
Flutter Entertainment Public Limited Company (a)	42	12,046
Ford Motor Company	993	10,778
Frontdoor, Inc. (a)	18	1,081
GameStop Corp. - Class A (a) (b)	102	2,483
Gap, Inc., The	58	1,271
General Motors Company	245	12,076
Gentex Corporation	54	1,181
Genuine Parts Company	35	4,269
Global Business Travel Group, Inc. - Class A (a) (b)	24	153
Group 1 Automotive, Inc.	3	1,418
H & R Block, Inc.	34	1,879
Hasbro, Inc.	33	2,459
Hilton Grand Vacations Inc. (a)	15	627
Hilton Worldwide Holdings Inc.	59	15,717
Home Depot, Inc., The	252	92,232
Hyatt Hotels Corporation - Class A	10	1,427
Installed Building Products, Inc.	6	1,026
KB Home	15	817
Kontoor Brands, Inc.	14	921
Las Vegas Sands Corp.	93	4,065
Lear Corporation	14	1,300
Lennar Corporation - Class A	58	6,408
Lennar Corporation - Class B	2	258
Life Time Group Holdings, Inc. (a)	31	938
Light & Wonder, Inc. (a)	22	2,096
Lithia Motors, Inc. - Class A	7	2,204
LKQ Corporation (b)	66	2,444
Lowe`s Companies, Inc.	142	31,498
Lucid Group, Inc. (a) (b)	302	637
Lululemon Athletica Inc. (a)	27	6,366
Macy's, Inc.	67	782
Marriott International, Inc. - Class A	58	15,704
Mattel, Inc. (a)	83	1,630
McDonald's Corporation	182	53,079
MercadoLibre, Inc. (a)	12	31,154
Meritage Homes Corporation	18	1,194
MGM Resorts International (a)	51	1,757
Modine Manufacturing Company (a)	12	1,211
Mohawk Industries, Inc. (a)	13	1,325
Murphy USA Inc.	5	1,997
NIKE, Inc. - Class B	295	20,976
Norwegian Cruise Line Holdings Ltd. (a)	112	2,266
NVR, Inc. (a)	1	5,273
O'Reilly Automotive, Inc. (a)	215	19,363
Penske Automotive Group, Inc.	5	846
Planet Fitness, Inc. - Class A (a)	20	2,221
PulteGroup, Inc.	51	5,352
PVH Corp.	13	914
Ralph Lauren Corporation - Class A	10	2,652
RH (a)	4	711
Rivian Automotive, Inc. - Class A (a) (b)	191	2,624
Ross Stores, Inc.	82	10,484
Royal Caribbean Cruises Ltd.	63	19,850
Service Corporation International	36	2,915
Shake Shack, Inc. - Class A (a)	10	1,366
Six Flags Entertainment Corporation (a) (b)	23	698
Skechers U.S.A., Inc. - Class A (a)	34	2,124
Skyline Champion Corporation (a)	13	839
Somnigroup International Inc.	47	3,194
Starbucks Corporation	288	26,378
Tapestry, Inc.	53	4,611
Taylor Morrison Home II Corporation - Class A (a)	25	1,555
Tesla Inc. (a)	709	225,354
Texas Roadhouse, Inc. - Class A	17	3,194
Thor Industries, Inc.	13	1,174
TJX Companies, Inc., The	286	35,274
Toll Brothers, Inc.	25	2,859
Tractor Supply Company	128	6,779
Travel + Leisure Co.	16	829
Ulta Beauty, Inc. (a)	11	5,356
Urban Outfitters, Inc. (a)	15	1,092
V.F. Corporation	82	967
Vail Resorts, Inc.	9	1,424
Valvoline, Inc. (a)	32	1,199
Wayfair Inc. - Class A (a)	25	1,255
Whirlpool Corporation	14	1,436
Williams-Sonoma, Inc.	31	5,092
Wingstop Inc.	7	2,367
Wyndham Hotels & Resorts, Inc.	19	1,520
Wynn Resorts, Limited	21	2,008
Yum! Brands, Inc.	71	10,552
		1,306,769
Materials 2.7%
Amcor Pty Ltd	580	5,329
Avery Dennison Corporation	20	3,482
Ball Corporation	68	3,795
Crown Holdings, Inc.	30	3,036
Graphic Packaging Holding Company	71	1,486
International Paper Company	132	6,201
Packaging Corporation of America	23	4,256
Sealed Air Corporation	35	1,097
Silgan Holdings Inc.	22	1,208
Smurfit Westrock Public Limited Company	131	5,661
Sonoco Products Company	25	1,094
		36,645
Industrials 0.5%
Allison Systems, Inc.	22	2,070
Rollins, Inc.	75	4,210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Rush Enterprises, Inc. - Class A	16	829
Rush Enterprises, Inc. - Class B (b)	1	74
		7,183
Consumer Staples 0.5%
Casey's General Stores, Inc.	9	4,707
Maplebear Inc. (a)	46	2,081
Reynolds Consumer Products Inc.	14	301
		7,089
Total Common Stocks (cost $969,792)		1,357,686
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	1,611	1,611
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	1,555	1,555
Total Short Term Investments (cost $3,166)		3,166
Total Investments 99.8% (cost $972,958)		1,360,852
Other Derivative Instruments (0.0)%		(33)
Other Assets and Liabilities, Net 0.2%		2,255
Total Net Assets 100.0%		1,363,074

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,436	108,625	110,506	83	—	—	1,555	0.1
JNL Government Money Market Fund, 4.30% - Class SL	3,234	46,216	47,839	53	—	—	1,611	0.1
	6,670	154,841	158,345	136	—	—	3,166	0.2

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	29	September 2025	6,348	(33)	83

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,357,686	—	—	1,357,686
Short Term Investments	3,166	—	—	3,166
	1,360,852	—	—	1,360,852
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	83	—	—	83
	83	—	—	83

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.2%
Consumer Staples 96.9%
Albertsons Companies, Inc. - Class A	93	1,994
Altria Group, Inc.	201	11,776
Archer-Daniels-Midland Company	73	3,837
Bellring Intermediate Holdings, Inc. (a)	32	1,860
BJ's Wholesale Club Holdings, Inc. (a)	23	2,450
Brown-Forman Corporation - Class A	40	1,097
Brown-Forman Corporation - Class B	66	1,779
Bunge Global SA	29	2,345
Cal-Maine Foods, Inc.	17	1,662
Campbell's Company, The	55	1,698
Celsius Holdings, Inc. (a)	48	2,237
Church & Dwight Co., Inc.	38	3,676
Clorox Company, The	22	2,655
Coca-Cola Company, The	435	30,769
Coca-Cola Consolidated, Inc.	16	1,755
Colgate-Palmolive Company	100	9,099
Conagra Brands, Inc.	102	2,086
Constellation Brands, Inc. - Class A	23	3,713
Costco Wholesale Corporation	49	48,202
Coty Inc. - Class A (a)	274	1,276
Darling Ingredients Inc. (a)	53	2,012
Dollar General Corporation	35	4,057
Dollar Tree, Inc. (a)	35	3,437
e.l.f. Beauty, Inc. (a)	16	1,955
Estee Lauder Companies Inc., The - Class A	42	3,413
Flowers Foods, Inc. (b)	90	1,438
Freshpet, Inc. (a) (b)	19	1,320
General Mills, Inc.	80	4,149
Hormel Foods Corporation	69	2,085
Ingredion Incorporated	15	2,029
Interparfums, Inc.	10	1,383
J. M. Smucker Company, The	22	2,117
Kellanova	43	3,445
Kenvue Inc.	234	4,908
Keurig Dr Pepper Inc.	165	5,447
Kimberly-Clark Corporation	44	5,649
Kraft Heinz Company, The	137	3,532
Kroger Co., The	83	5,944
Lamb Weston Holdings, Inc.	35	1,802
Lancaster Colony Corporation	9	1,574
McCormick & Company, Incorporated	43	3,256
Molson Coors Beverage Company - Class B	40	1,911
Mondelez International, Inc. - Class A	156	10,527
Monster Beverage 1990 Corporation (a)	92	5,737
National Beverage Corp.	29	1,242
PepsiCo, Inc.	156	20,625
Performance Food Group Company (a)	30	2,591
Philip Morris International Inc.	173	31,445
Pilgrim's Pride Corporation	28	1,271
Post Holdings, Inc. (a)	16	1,740
Primo Brands Corporation - Class A	57	1,691
Procter & Gamble Company, The	258	41,129
Simply Good Foods Company, The (a)	43	1,365
Sprouts Farmers Market, Inc. (a)	17	2,838
Sysco Corporation	68	5,179
Target Corporation	61	6,021
The Hershey Company	23	3,825
Tyson Foods, Inc. - Class A	50	2,789
US Foods Holding Corp. (a)	39	3,022
Walmart Inc.	476	46,528
		392,394
Consumer Discretionary 1.8%
Adtalem Global Education Inc. (a)	13	1,620
Grand Canyon Education, Inc. (a)	9	1,674
Ollie's Bargain Outlet Holdings, Inc. (a)	17	2,246
Stride, Inc. (a)	12	1,750
		7,290
Health Care 0.5%
Hims & Hers Health, Inc. - Class A (a) (b)	42	2,121
Total Common Stocks (cost $365,360)		401,805
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	2,024	2,024
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	1,934	1,934
Total Short Term Investments (cost $3,958)		3,958
Total Investments 100.2% (cost $369,318)		405,763
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net (0.2)%		(947)
Total Net Assets 100.0%		404,833

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	41	82,579	80,596	54	—	—	2,024	0.5
JNL Government Money Market Fund, 4.30% - Class SL	—	11,846	9,912	2	—	—	1,934	0.5
	41	94,425	90,508	56	—	—	3,958	1.0

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	39	September 2025	3,187	17	25

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	401,805	—	—	401,805
Short Term Investments	3,958	—	—	3,958
	405,763	—	—	405,763
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	25	—	—	25
	25	—	—	25

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.1%
Financials 26.8%
American Express Company	177	56,562
Goldman Sachs Group, Inc., The	177	125,500
JPMorgan Chase & Co.	178	51,407
Travelers Companies, Inc., The	178	47,441
Visa Inc. - Class A	177	62,958
		343,868
Information Technology 20.7%
Apple Inc.	177	36,381
Cisco Systems, Inc.	177	12,303
International Business Machines Corporation	177	52,271
Microsoft Corporation	178	88,202
NVIDIA Corporation	177	28,015
Salesforce, Inc.	177	48,354
		265,526
Industrials 13.6%
3M Company	177	26,995
Boeing Company, The (a)	177	37,154
Caterpillar Inc.	177	68,838
Honeywell International Inc.	178	41,295
		174,282
Consumer Discretionary 13.1%
Amazon.com, Inc. (a)	177	38,903
Home Depot, Inc., The	177	65,013
McDonald's Corporation	177	51,808
NIKE, Inc. - Class B	178	12,597
		168,321
Health Care 11.4%
Amgen Inc.	178	49,510
Johnson & Johnson	177	27,086
Merck & Co., Inc.	177	14,037
UnitedHealth Group Incorporated	177	55,319
		145,952
Materials 4.7%
Sherwin-Williams Company, The	178	60,885
Consumer Staples 4.5%
Coca-Cola Company, The	178	12,545
Procter & Gamble Company, The	178	28,251
Walmart Inc.	177	17,339
		58,135
Communication Services 2.3%
Verizon Communications Inc.	178	7,673
Walt Disney Company, The	177	21,990
		29,663
Energy 2.0%
Chevron Corporation	177	25,391
Total Common Stocks (cost $723,382)		1,272,023
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	11,990	11,990
Total Short Term Investments (cost $11,990)		11,990
Total Investments 100.0% (cost $735,372)		1,284,013
Other Derivative Instruments 0.0%		76
Other Assets and Liabilities, Net (0.0)%		(40)
Total Net Assets 100.0%		1,284,049

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,560	81,752	73,322	183	—	—	11,990	0.9
JNL Government Money Market Fund, 4.30% - Class SL	—	20,020	20,020	14	—	—	—	—
	3,560	101,772	93,342	197	—	—	11,990	0.9

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	60	September 2025	12,946	76	370

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,272,023	—	—	1,272,023
Short Term Investments	11,990	—	—	11,990
	1,284,013	—	—	1,284,013
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	370	—	—	370
	370	—	—	370

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.4%
Energy 99.0%
Antero Midstream Corporation	281	5,327
Antero Resources Corporation (a)	235	9,476
Apa Corp.	318	5,822
Archrock, Inc.	152	3,772
Baker Hughes Company - Class A	877	33,613
California Resources Corporation	56	2,581
ChampionX Corporation	163	4,049
Cheniere Energy, Inc.	198	48,311
Chevron Corporation	1,432	205,034
Chord Energy Corporation	53	5,139
CNX Resources Corporation (a)	126	4,236
Comstock Resources, Inc. (a)	62	1,728
ConocoPhillips	1,126	101,064
Core Natural Resources, Inc.	45	3,144
Coterra Energy Inc.	670	16,995
Devon Energy Corporation	541	17,207
Diamondback Energy, Inc.	168	23,068
DT Midstream, Inc.	87	9,585
EOG Resources, Inc.	488	58,332
EQT Corporation	522	30,416
Expand Energy Corporation	202	23,571
Exxon Mobil Corporation	3,841	414,014
Halliburton Company	759	15,464
Hess Corporation	253	35,101
HF Sinclair Corporation	136	5,583
Kinder Morgan, Inc.	1,741	51,182
Magnolia Oil & Gas Corporation - Class A	153	3,437
Marathon Petroleum Corporation	277	45,956
Matador Resources Company	99	4,730
Murphy Oil Corporation	118	2,662
Noble Corporation 2022 Limited	112	2,966
NOV Inc.	322	4,007
Occidental Petroleum Corporation	580	24,372
ONEOK, Inc.	550	44,896
Ovintiv Canada ULC	231	8,777
Permian Resources Corporation - Class A	557	7,593
Phillips 66	360	42,979
Range Resources Corporation	212	8,627
Schlumberger Limited	1,196	40,416
Targa Resources Corp.	192	33,363
TechnipFMC PLC	368	12,679
Texas Pacific Land Corporation	17	17,744
Valero Energy Corporation	278	37,386
Venture Global, Inc. - Class A (b)	86	1,339
Viper Energy, Inc. - Class A	116	4,444
Weatherford International Public Limited Company	64	3,221
Williams Companies, Inc., The	1,076	67,589
		1,552,997
Utilities 0.4%
National Fuel Gas Company	80	6,746
Total Common Stocks (cost $1,446,423)		1,559,743
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	8,160	8,160
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	1,371	1,371
Total Short Term Investments (cost $9,531)		9,531
Total Investments 100.0% (cost $1,455,954)		1,569,274
Other Derivative Instruments (0.0)%		(70)
Other Assets and Liabilities, Net 0.0%		3
Total Net Assets 100.0%		1,569,207

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	10,297	210,698	212,835	199	—	—	8,160	0.5
JNL Government Money Market Fund, 4.30% - Class SL	355	14,051	13,035	13	—	—	1,371	0.1
	10,652	224,749	225,870	212	—	—	9,531	0.6

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	119	September 2025	10,757	(70)	(97)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,559,743	—	—	1,559,743
Short Term Investments	9,531	—	—	9,531
	1,569,274	—	—	1,569,274
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(97)	—	—	(97)
	(97)	—	—	(97)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.5%
Financials 99.2%
Affiliated Managers Group, Inc.	6	1,157
AFLAC Incorporated	98	10,294
Allstate Corporation, The	52	10,514
Ally Financial Inc.	53	2,068
American Express Company	109	34,708
American Financial Group, Inc.	15	1,829
American International Group, Inc.	114	9,794
Ameriprise Financial, Inc.	19	10,111
Ameris Bancorp	13	845
AON Public Limited Company - Class A	43	15,269
Apollo Global Management, Inc.	88	12,470
Arch Capital Group Ltd.	74	6,695
Ares Management Corporation - Class A	40	6,901
Arthur J. Gallagher & Co.	50	16,087
Associated Banc-Corp	32	781
Assurant, Inc.	10	2,030
Assured Guaranty Ltd.	10	857
Atlantic Union Bank	24	752
AXIS Capital Holdings Limited	15	1,505
Axos Financial, Inc. (a)	10	787
BancFirst Corporation	4	502
Bank of America Corporation	1,350	63,890
Bank of New York Mellon Corporation, The (b)	136	12,427
Bank OZK	20	962
Berkshire Hathaway Inc. - Class B (a)	363	176,527
BGC Group, Inc. - Class A	71	729
BlackRock, Inc.	27	28,802
Blackstone Inc. - Class A	144	21,593
Blue Owl Capital Inc. - Class A	113	2,173
BOK Financial Corporation	5	465
Brown & Brown, Inc.	56	6,150
Cadence Bank	35	1,123
Capital One Financial Corporation	125	26,676
Cathay General Bancorp	14	641
Charles Schwab Corporation, The	336	30,683
Chubb Limited	74	21,329
Cincinnati Financial Corporation	30	4,535
Citigroup Inc.	372	31,657
Citizens Financial Group, Inc.	86	3,855
CME Group Inc. - Class A	71	19,569
CNO Financial Group, Inc.	21	813
Cohen & Steers, Inc.	5	405
Coinbase Global, Inc. - Class A (a)	40	13,851
Columbia Banking System, Inc.	40	924
Comerica Incorporated	26	1,551
Commerce Bancshares, Inc.	27	1,652
Corebridge Financial, Inc.	47	1,660
Credit Acceptance Corporation (a)	1	577
Cullen/Frost Bankers, Inc.	12	1,552
East West Bancorp, Inc.	27	2,739
Enact Holdings, Inc.	5	192
Enstar Group Limited (a)	2	753
Equitable Holdings, Inc.	61	3,428
Erie Indemnity Company - Class A	5	1,726
Essent Group Ltd.	18	1,115
Evercore Inc. - Class A	7	1,995
Everest Group, Ltd.	9	2,916
F&G Annuities & Life, Inc.	4	124
F.N.B. Corporation	64	930
FactSet Research Systems Inc.	8	3,368
Federated Hermes, Inc. - Class B	17	750
Fidelity National Financial, Inc. - Class A	51	2,859
Fifth Third Bancorp	131	5,406
First American Financial Corporation	20	1,240
First Bancorp.	31	645
First Citizens BancShares, Inc. - Class A	2	3,970
First Financial Bankshares, Inc.	23	816
First Hawaiian, Inc.	24	589
First Horizon Corporation	95	2,011
FirstCash, Inc.	8	1,025
Flagstar Financial, Inc.	58	616
Franklin Resources, Inc.	57	1,349
Freedom Holding Corp. (a) (c)	3	498
Fulton Financial Corporation	34	612
Glacier Bancorp, Inc.	23	972
Globe Life Inc.	15	1,900
Goldman Sachs Group, Inc., The	62	43,629
HA Sustainable Infrastructure Capital, Inc. (c)	23	607
Hamilton Lane Incorporated - Class A	8	1,104
Hancock Whitney Corporation	17	972
Hanover Insurance Group Inc, The	7	1,204
Hartford Insurance Group, Inc., The	56	7,088
Home BancShares, Inc.	38	1,093
Houlihan Lokey, Inc. - Class A	10	1,871
Huntington Bancshares Incorporated	283	4,746
Independence Holdings, LLC	22	1,273
Interactive Brokers Group, Inc. - Class A	85	4,704
Intercontinental Exchange, Inc.	113	20,711
International Bancshares Corporation	10	684
Invesco Ltd.	66	1,032
Jackson Financial Inc. - Class A (b)	14	1,214
Janus Henderson Group PLC	25	988
Jefferies Financial Group Inc.	32	1,769
JPMorgan Chase & Co.	552	159,978
KeyCorp	186	3,240
Kinsale Capital Group, Inc.	4	2,082
KKR & Co. Inc. - Class A	131	17,473
Lazard, Inc.	18	883
Lincoln National Corporation	32	1,119
Loews Corporation	35	3,165
LPL Financial Holdings Inc.	16	5,919
M&T Bank Corporation	33	6,350
Markel Group Inc. (a)	2	4,708
MarketAxess Holdings Inc.	8	1,679
Marsh & Mclennan Companies, Inc.	97	21,284
MasterCard Incorporated - Class A	162	91,002
Mercury General Corporation	5	339
MetLife, Inc.	113	9,080
MGIC Investment Corporation	42	1,178
Moelis & Company - Class A	14	853
Moody's Corporation	31	15,524
Morgan Stanley	246	34,609
Morningstar, Inc.	5	1,537
Mr. Cooper Group Inc. (a)	11	1,704
MSCI Inc. - Class A	15	8,524
Nasdaq, Inc.	76	6,835
Northern Trust Corporation	39	4,929
Old National Bancorp	57	1,220
Old Republic International Corporation	47	1,797
Palomar Holdings, Inc. (a)	5	782
PayPal Holdings, Inc. (a)	193	14,337
PennyMac Financial Services, Inc.	5	543
Pinnacle Financial Partners, Inc.	15	1,687
Piper Sandler Companies	3	845
PJT Partners Inc. - Class A	4	688
Popular, Inc.	12	1,341
Primerica, Inc.	7	1,787
Principal Financial Group, Inc.	44	3,514
Prosperity Bancshares, Inc.	18	1,254
Prudential Financial, Inc.	70	7,542
Radian Group Inc.	30	1,071
Raymond James Financial, Inc.	34	5,224
Regions Financial Corporation	169	3,985
Reinsurance Group of America, Incorporated	13	2,542
RenaissanceRe Holdings Ltd	9	2,149
RLI Corp.	16	1,178
Robinhood Markets, Inc. - Class A (a)	144	13,509
Ryan Specialty Group Holdings, Inc. - Class A	21	1,431
S&P Global Inc.	61	32,062
SEI Investments Company	18	1,654
Selective Insurance Group, Inc.	12	1,036
ServisFirst Bancshares, Inc.	11	852
SLM Corporation	39	1,270
SoFi Technologies, Inc. (a) (c)	211	3,836
Southstate Corporation	19	1,731
State Street Corporation	57	6,052

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
StepStone Group Inc. - Class A	13	691
Stifel Financial Corp.	20	2,064
StoneX Group Inc. (a)	8	761
Synchrony Financial	75	4,995
Synovus Financial Corp.	29	1,494
T. Rowe Price Group, Inc.	44	4,254
Texas Capital Bancshares, Inc. (a)	8	628
TFS Financial Corporation (c)	12	152
The Carlyle Group, Inc.	43	2,183
The PNC Financial Services Group, Inc.	79	14,631
The Progressive Corporation	115	30,810
The Western Union Company	65	546
TPG Inc. - Class A	20	1,021
Tradeweb Markets Inc. - Class A	23	3,368
Travelers Companies, Inc., The	45	12,040
Truist Financial Corporation	257	11,068
U.S. Bancorp	307	13,882
UMB Financial Corporation	14	1,424
United Bankshares, Inc.	27	974
United Community Banks, Inc.	24	722
Unum Group	32	2,606
Upstart Holdings, Inc. (a) (c)	16	1,060
Valley National Bancorp	92	818
Victory Capital Holdings, Inc. - Class A	8	536
Visa Inc. - Class A	340	120,877
Voya Financial, Inc.	20	1,406
W. R. Berkley Corporation	57	4,182
Webster Financial Corporation	31	1,695
Wells Fargo & Company	650	52,057
Western Alliance Bancorporation	22	1,708
White Mountains Insurance Group Ltd	1	900
Willis Towers Watson Public Limited Company	19	5,757
Wintrust Financial Corporation	13	1,604
Zions Bancorporation, National Association	29	1,519
Zurich American Corporation	10	668
		1,587,974
Industrials 0.2%
Dun & Bradstreet Holdings, Inc.	54	486
TransUnion	38	3,364
		3,850
Information Technology 0.1%
Mara Holdings, Inc. (a) (c)	68	1,065
Health Care 0.0%
CorVel Corporation (a)	5	559
Total Common Stocks (cost $1,103,150)		1,593,448
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (b) (d)	10,246	10,246
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (b) (d)	867	867
Total Short Term Investments (cost $11,113)		11,113
Total Investments 100.2% (cost $1,114,263)		1,604,561
Other Derivative Instruments 0.0%		77
Other Assets and Liabilities, Net (0.2)%		(3,610)
Total Net Assets 100.0%		1,601,028

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	11,535	824	2,007	138	736	1,339	12,427	0.8
Jackson Financial Inc. - Class A	1,242	—	43	22	21	(6)	1,214	0.1
JNL Government Money Market Fund, 4.30% - Class SL	1,441	15,044	15,618	34	—	—	867	—
JNL Government Money Market Fund, 4.20% - Class I	6,429	187,759	183,942	174	—	—	10,246	0.6
	20,647	203,627	201,610	368	757	1,333	24,754	1.5

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	70	September 2025	10,992	77	407

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,593,448	—	—	1,593,448
Short Term Investments	11,113	—	—	11,113
	1,604,561	—	—	1,604,561

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	407	—	—	407
	407	—	—	407

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.4%
Abbott Laboratories	846	115,130
AbbVie Inc.	862	159,951
ADMA Biologics, Inc. (a)	114	2,080
Agilent Technologies, Inc.	138	16,336
Akero Therapeutics Inc. (a)	31	1,657
Align Technology, Inc. (a)	35	6,567
Alignment Healthcare, Inc. (a)	54	750
Alkermes Public Limited Company (a)	77	2,212
Alnylam Pharmaceuticals, Inc. (a)	63	20,473
Amedisys, Inc. (a)	15	1,485
Amgen Inc.	262	73,252
Arcellx Inc. (a)	19	1,244
Avantor, Inc. (a)	330	4,441
Avidity Biosciences, Inc. (a)	46	1,305
Axsome Therapeutics, Inc. (a)	19	2,023
Baxter International Inc.	250	7,574
Becton, Dickinson and Company	140	24,173
Biogen Inc. (a)	69	8,693
BioMarin Pharmaceutical Inc. (a)	93	5,119
Bio-Rad Laboratories, Inc. - Class A (a)	10	2,300
Bio-Techne Corporation	76	3,916
Blueprint Medicines Corporation (a)	29	3,709
Boston Scientific Corporation (a)	719	77,187
Bridgebio Pharma, Inc. (a)	69	2,969
Bristol-Myers Squibb Company	995	46,038
Bruker Corporation	51	2,084
Canticle Pharmaceuticals, Inc. (a)	9	2,715
Cardinal Health, Inc.	119	19,924
Cencora, Inc.	89	26,822
Centene Corporation (a)	229	12,425
Charles River Laboratories International, Inc. (a)	22	3,368
Chemed Corporation	7	3,470
Cigna Group, The	129	42,631
Cooper Companies, Inc., The (a)	96	6,856
Corcept Therapeutics Incorporated (a)	47	3,467
Crinetics Pharmaceuticals, Inc. (a)	42	1,216
CRISPR Therapeutics AG (a) (b)	42	2,033
CVS Health Corporation	613	42,268
Cytokinetics, Incorporated (a)	58	1,917
Danaher Corporation	312	61,619
Davita Inc. (a)	20	2,801
DexCom, Inc. (a)	190	16,623
Doximity, Inc. - Class A (a)	64	3,897
Edwards Lifesciences Corporation (a)	286	22,362
Elanco Animal Health Incorporated (a)	232	3,314
Elevance Health, Inc.	110	42,864
Eli Lilly and Company	391	304,705
Encompass Health Corporation	47	5,789
Exact Sciences Corporation (a)	90	4,761
Exelixis, Inc. (a)	124	5,444
GE HealthCare Technologies Inc.	222	16,435
Gilead Sciences, Inc.	608	67,422
Glaukos Corporation (a)	26	2,683
Globus Medical, Inc. - Class A (a)	56	3,327
Guardant Health, Inc. (a)	57	2,944
Haemonetics Corporation (a)	23	1,744
Halozyme Therapeutics, Inc. (a)	60	3,144
HCA Healthcare, Inc.	85	32,633
HealthEquity, Inc. (a)	42	4,359
Henry Schein, Inc. (a)	52	3,775
Hologic, Inc. (a)	108	7,057
Humana Inc.	59	14,354
ICU Medical, Inc. (a)	11	1,479
IDEXX Laboratories, Inc. (a)	39	21,088
Illumina, Inc. (a)	76	7,226
Incyte Corporation (a)	79	5,401
Insmed Incorporated (a)	86	8,623
Inspire Medical Systems, Inc. (a)	14	1,855
Insulet Corporation (a)	34	10,717
Integer Holdings Corporation (a)	16	1,964
Intuitive Surgical, Inc. (a)	173	93,995
Ionis Pharmaceuticals, Inc. (a)	73	2,869
IQVIA Holdings Inc (a)	85	13,449
Jazz Pharmaceuticals Public Limited Company (a)	29	3,100
Johnson & Johnson	1,175	179,471
Krystal Biotech, Inc. (a)	13	1,731
Labcorp Holdings Inc.	41	10,744
Lantheus Holdings, Inc. (a) (b)	33	2,668
Masimo Corporation (a)	23	3,879
McKesson Corporation	61	44,784
Medpace Holdings, Inc. (a)	11	3,531
Medtronic, Inc.	626	54,530
Merck & Co., Inc.	1,237	97,905
Merit Medical Systems, Inc. (a)	29	2,717
Mettler-Toledo International Inc. (a)	10	11,983
Moderna, Inc. (a)	169	4,655
Molina Healthcare, Inc. (a)	26	7,809
Natera, Inc. (a)	64	10,864
Neurocrine Biosciences, Inc. (a)	48	5,982
Nuvalent, Inc. - Class A (a)	20	1,512
Option Care Health, Inc. (a)	80	2,600
Organon & Co.	121	1,170
Penumbra, Inc. (a)	18	4,684
Perrigo Company Public Limited Company	63	1,685
Pfizer Inc.	2,765	67,024
Prestige Consumer Healthcare Inc. (a)	23	1,836
Procept Biorobotics Corporation (a)	26	1,510
PTC Therapeutics, Inc. (a)	35	1,686
Quest Diagnostics Incorporated	54	9,739
RadNet, Inc. (a)	33	1,856
Regeneron Pharmaceuticals, Inc.	51	26,556
Repligen Corporation (a)	25	3,158
ResMed Inc.	72	18,474
Revolution Medicines, Inc. (a)	74	2,722
Revvity, Inc.	59	5,695
Rhythm Pharmaceuticals, Inc. (a)	23	1,470
Roivant Sciences Ltd. (a)	183	2,067
Royalty Pharma PLC - Class A	172	6,205
Sarepta Therapeutics, Inc. (a)	47	795
Soleno Therapeutics, Inc. (a)	15	1,251
Solventum Corporation (a)	67	5,103
Sotera Health LLC (a)	74	822
Steris Public Limited Company	47	11,198
Stryker Corporation	176	69,776
Summit Therapeutics Inc. (a) (b)	55	1,178
Teleflex Incorporated	23	2,672
Tempus AI, Inc. - Class A (a) (b)	41	2,624
Tenet Healthcare Corporation (a)	46	8,038
TG Therapeutics, Inc. (a)	68	2,442
The Ensign Group, Inc.	28	4,356
Thermo Fisher Scientific Inc.	184	74,698
Ultragenyx Pharmaceutical Inc. (a)	44	1,611
United Therapeutics Corporation (a)	20	5,807
UnitedHealth Group Incorporated	444	138,456
Universal Health Services, Inc. - Class B	27	4,926
Vaxcyte, Inc. (a)	56	1,828
Veeva Systems Inc. - Class A (a)	73	20,974
Vertex Pharmaceuticals Incorporated (a)	125	55,858
Viatris Inc.	589	5,258
Viking Therapeutics, Inc. (a) (b)	51	1,340
Waters Corporation (a)	29	10,069
Waystar Holding Corp. (a)	39	1,595
West Pharmaceutical Services, Inc.	35	7,717
Zimmer Biomet Holdings, Inc.	97	8,835
Zoetis Inc. - Class A	217	33,918
		2,655,649
Materials 0.2%
AptarGroup, Inc.	32	4,997
Consumer Staples 0.2%
Walgreens Boots Alliance, Inc.	352	4,042
Total Common Stocks (cost $1,710,896)		2,664,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	3,380	3,380
Total Short Term Investments (cost $3,380)		3,380
Total Investments 99.9% (cost $1,714,276)		2,668,068
Other Derivative Instruments 0.0%		27
Other Assets and Liabilities, Net 0.1%		2,328
Total Net Assets 100.0%		2,670,423

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	16,887	219,343	236,230	210	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	1,419	27,745	25,784	58	—	—	3,380	0.1
	18,306	247,088	262,014	268	—	—	3,380	0.1

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	35	September 2025	4,821	27	(19)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,664,688	—	—	2,664,688
Short Term Investments	3,380	—	—	3,380
	2,668,068	—	—	2,668,068
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(19)	—	—	(19)
	(19)	—	—	(19)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.1%
Industrials 97.2%
3M Company	34	5,155
A. O. Smith Corporation	7	466
AAON, Inc.	4	308
ABM Industries Incorporated	4	171
Acuity Brands, Inc.	2	557
Advanced Drainage Systems, Inc.	4	494
AECOM	8	903
AeroVironment, Inc. (a)	2	498
AGCO Corporation	4	383
Air Lease Corporation - Class A	6	344
Alaska Air Group, Inc. (a)	7	359
Allegion Public Limited Company	5	776
Amentum Holdings, Inc. (a)	8	193
American Airlines Group Inc. (a) (b)	41	462
AMETEK, Inc.	14	2,621
API Group Corporation (a)	13	657
Applied Industrial Technologies, Inc.	2	574
Archer Aviation Inc. - Class A (a) (b)	27	298
Arcosa, Inc.	3	249
Armstrong World Industries, Inc.	3	441
ATI Inc. (a)	9	778
Avis Budget Group, Inc. (a) (b)	1	185
Axon Enterprise, Inc. (a)	5	3,862
Boeing Company, The (a)	47	9,854
Booz Allen Hamilton Holding Corporation - Class A	8	795
Brady Corporation - Class A	3	181
Brink's Company, The	3	230
Builders FirstSource, Inc. (a)	7	826
BWXT Government Group, Inc.	6	842
C.H. Robinson Worldwide, Inc.	8	721
Carlisle Companies Incorporated	3	1,026
Carrier Global Corporation	51	3,732
Casella Waste Systems, Inc. - Class A (a)	4	450
Caterpillar Inc.	30	11,683
CBIZ, Inc. (a)	3	234
Chart Industries, Inc. (a)	3	467
Cintas Corporation	22	4,860
Clean Harbors, Inc. (a)	3	737
CNH Industrial N.V.	55	713
Comfort Systems USA, Inc.	2	1,181
Construction Partners, Inc. - Class A (a)	3	319
Copart, Inc. (a)	53	2,594
Core & Main, Inc. - Class A (a)	11	634
Crane Company	3	585
CSW Industrials, Inc.	1	296
CSX Corporation	118	3,859
Cummins Inc.	9	2,847
Curtiss-Wright Corporation	2	1,161
Deere & Company	16	7,991
Delta Air Lines, Inc.	41	2,024
Donaldson Company, Inc.	8	528
Dover Corporation	9	1,585
Dycom Industries, Inc. (a)	2	423
Eaton Corporation Public Limited Company	25	8,887
EMCOR Group, Inc.	3	1,505
Emerson Electric Co.	35	4,725
EnerSys	2	203
Enpro Inc.	1	238
Equifax Inc.	8	2,010
ESAB Corporation	4	433
Expeditors International of Washington, Inc. - Class A	8	953
Exponent, Inc.	3	241
Fastenal Company	72	3,016
Federal Signal Corporation	4	403
FedEx Corporation	14	3,219
Ferguson Enterprises Inc.	13	2,745
Flowserve Corporation	8	435
Fluor Corporation (a)	10	505
Fortune Brands Innovations, Inc.	7	372
Franklin Electric Co., Inc.	2	219
FTAI Aviation Ltd.	6	728
FTI Consulting, Inc. (a)	2	344
Gates Industrial Corporation PLC (a)	15	351
GATX Corporation	2	345
GE Vernova Inc.	17	9,097
Generac Holdings Inc. (a)	4	546
General Dynamics Corporation	15	4,455
General Electric Company	67	17,361
GEO Group, Inc., The (a)	8	197
Graco Inc.	11	906
Granite Construction Incorporated (b)	3	240
Griffon Corporation	3	189
GXO Logistics Inc. (a)	7	363
Hayward Holdings, Inc. (a)	12	172
HEICO Corporation	3	876
HEICO Corporation - Class A	5	1,255
Herc Holdings Inc.	2	262
Hexcel Corporation	5	295
Honeywell International Inc.	41	9,435
Howmet Aerospace Inc.	24	4,550
Hubbell Incorporated	3	1,377
Huntington Ingalls Industries, Inc.	3	606
IDEX Corporation	5	803
IES Holdings, Inc. (a)	1	153
Illinois Tool Works Inc.	19	4,585
Ingersoll Rand Inc.	25	2,115
ITT Inc.	5	803
J.B. Hunt Transport Services, Inc.	5	717
Jacobs Solutions Inc.	8	1,019
JBT Marel Corporation	3	387
Joby Aviation, Inc. - Class A (a) (b)	31	325
Johnson Controls International Public Limited Company	42	4,393
Kadant Inc.	1	223
Karman Holdings Inc. (a) (b)	2	109
KBR, Inc.	8	395
Kirby Corporation (a)	3	386
Knight-Swift Transportation Holdings Inc. - Class A	10	436
Korn Ferry	3	229
Kratos Defense & Security Solutions, Inc. (a)	9	433
L3Harris Technologies, Inc.	12	2,953
Landstar System, Inc.	2	303
Lennox International Inc.	2	1,177
Leonardo DRS, Inc.	5	212
Lincoln Electric Holdings, Inc.	4	725
Loar Holdings Inc. (a)	1	124
Lockheed Martin Corporation	13	5,849
Masco Corporation	13	848
MasTec, Inc. (a)	4	660
Matson Intermodal - Paragon, Inc.	2	206
Maximus, Inc.	4	254
Middleby Corporation, The (a)	3	491
Mine Safety Appliances Company, LLC	2	395
MOOG Inc. - Class A	2	317
MSC Industrial Direct Co., Inc. - Class A	2	208
Mueller Industries, Inc.	7	552
Mueller Water Products, Inc. - Class A	10	235
Nordson Corporation	3	703
Norfolk Southern Corporation	14	3,651
Northrop Grumman Corporation	9	4,546
Nvent Electric Public Limited Company	10	767
Old Dominion Freight Line, Inc.	11	1,821
Oshkosh Corporation	4	425
Otis Worldwide Corporation	25	2,459
Owens Corning	5	733
PACCAR Inc	32	3,073
Parker-Hannifin Corporation	8	5,419
Pentair Public Limited Company	10	1,075
Primoris Services Corporation	3	272
Quanta Services, Inc.	9	3,459
RBC Bearings Incorporated (a)	2	744
Regal Rexnord Corporation	4	607
Republic Services, Inc.	13	3,178
Robert Half Inc.	6	257
Rocket Lab Corporation (a)	22	782

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Rockwell Automation, Inc.	7	2,361
RTX Corporation	84	12,249
Ryder System, Inc.	3	405
Saia, Inc. (a)	2	465
SiteOne Landscape Supply, Inc. (a)	3	343
SkyWest, Inc. (a)	2	248
Snap-on Incorporated	3	990
Southwest Airlines Co.	32	1,052
Spirit AeroSystems Holdings, Inc. - Class A (a)	7	282
SPX Technologies, Inc. (a)	3	497
StandardAero, Inc. (a)	7	217
Stanley Black & Decker, Inc.	10	655
Sterling Infrastructure, Inc. (a)	2	439
Tetra Tech, Inc.	16	563
Textron Inc.	11	917
Timken Company, The	4	289
Toro Company, The	6	440
Trane Technologies Public Limited Company	14	6,148
TransDigm Group Incorporated	3	5,112
Trex Company, Inc. (a)	7	362
Trinet Group, Inc.	2	119
U-Haul Holding Company (a)	—	28
U-Haul Holding Company - Series N	6	337
UL Solutions Inc. - Class A	4	272
Union Pacific Corporation	38	8,650
United Airlines Holdings, Inc. (a)	21	1,653
United Parcel Service, Inc. - Class B	46	4,632
United Rentals, Inc.	4	3,118
Valmont Industries, Inc.	1	409
Veralto Corporation	15	1,509
Verisk Analytics, Inc.	9	2,747
Vertiv Holdings Co - Class A	24	3,025
W.W. Grainger, Inc.	3	2,957
Waste Management, Inc.	23	5,288
Watsco, Inc.	2	979
Watts Water Technologies, Inc. - Class A	2	430
WESCO International, Inc.	3	563
Westinghouse Air Brake Technologies Corporation	11	2,252
Willscot Holdings Corporation - Class A	11	312
Woodward, Inc.	4	913
XPO, Inc. (a)	7	934
Xylem Inc.	15	1,960
Zurn Elkay Water Solutions Corporation	10	352
		312,635
Consumer Discretionary 0.7%
ADT, Inc.	22	182
Aramark	17	695
Pool Corporation (b)	2	671
TopBuild Corp. (a)	2	573
		2,121
Financials 0.4%
Global Payments Inc.	15	1,221
Materials 0.4%
Carpenter Technology Corporation	3	829
Louisiana-Pacific Corporation (W VA)	4	346
		1,175
Information Technology 0.3%
Advanced Energy Industries, Inc.	2	318
Dolby Laboratories, Inc. - Class A	4	280
Mirion Technologies (US), Inc. - Class A (a)	13	289
		887
Utilities 0.1%
MDU Resources Group, Inc.	12	201
Otter Tail Corporation	3	197
		398
Total Common Stocks (cost $263,062)		318,437
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	2,449	2,449
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	455	455
Total Short Term Investments (cost $2,904)		2,904
Total Investments 100.0% (cost $265,966)		321,341
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net 0.0%		113
Total Net Assets 100.0%		321,470

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,623	62,921	65,095	44	—	—	2,449	0.8
JNL Government Money Market Fund, 4.30% - Class SL	623	3,478	3,646	8	—	—	455	0.1
	5,246	66,399	68,741	52	—	—	2,904	0.9

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	19	September 2025	2,754	16	97

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	318,437	—	—	318,437
Short Term Investments	2,904	—	—	2,904
	321,341	—	—	321,341
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	97	—	—	97
	97	—	—	97

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 92.3%
Accenture Public Limited Company - Class A	207	61,834
ACI Worldwide, Inc. (a)	160	7,350
Adobe Inc. (a)	143	55,402
Advanced Micro Devices, Inc. (a)	542	76,918
Akamai Technologies, Inc. (a)	124	9,857
Allegro Microsystems Inc. (a)	271	9,251
Amkor Technology, Inc.	361	7,571
Amphenol Corporation - Class A	429	42,398
Analog Devices, Inc.	178	42,274
ANSYS, Inc. (a)	44	15,498
AppFolio, Inc. - Class A (a)	35	8,032
Apple Inc.	4,563	936,173
Applied Materials, Inc.	283	51,868
AppLovin Corporation - Class A (a)	86	29,972
Arista Networks, Inc. (a)	379	38,740
Arrow Electronics, Inc. (a)	64	8,187
Astera Labs, Inc. (a)	105	9,493
Atlassian Corporation - Class A (a)	77	15,622
Aurora Innovations Inc. - Class A (a)	1,307	6,846
Autodesk, Inc. (a)	84	26,136
Avnet, Inc.	143	7,610
Badger Meter, Inc.	33	8,017
Belden Inc.	67	7,766
Bentley Systems, Incorporated - Class B	164	8,865
Bill Holdings, Inc. (a)	161	7,469
Blackbaud, Inc. (a)	105	6,774
Blackline, Inc. (a)	121	6,858
Box, Inc. - Class A (a)	200	6,823
Broadcom Inc.	1,414	389,647
Cadence Design Systems, Inc. (a)	103	31,841
CCC Intelligent Solutions Holdings Inc. (a)	822	7,733
CDW Corp.	73	12,981
Ciena Corporation (a)	117	9,542
Cirrus Logic, Inc. (a)	76	7,926
Cisco Systems, Inc.	1,293	89,722
Clearwater Analytics Holdings, Inc. - Class A (a)	333	7,304
Cloudflare, Inc. - Class A (a)	128	25,063
Cognex Corporation	247	7,820
Cognizant Technology Solutions Corporation - Class A	223	17,373
Coherent Corp. (a)	123	10,986
CommVault Systems, Inc. (a)	46	7,949
Confluent, Inc. - Class A (a)	344	8,565
Coreweave, Inc. - Class A (a) (b)	65	10,542
Corning Incorporated	348	18,289
Credo Technology Group Holding Ltd (a)	141	13,096
CrowdStrike Holdings, Inc. - Class A (a)	85	43,225
Datadog, Inc. - Class A (a)	140	18,754
Dell Technologies Inc. - Class C	143	17,488
DocuSign, Inc. (a)	129	10,040
Dropbox, Inc. - Class A (a)	266	7,614
Dynatrace, Inc. (a)	200	11,044
Elastic N.V. (a)	100	8,446
Enphase Energy, Inc. (a)	183	7,255
Entegris, Inc.	131	10,604
EPAM Systems, Inc. (a)	51	8,999
F5, Inc. (a)	38	11,106
Fabrinet (a)	36	10,738
Fair Isaac Corporation (a)	11	19,422
First Solar, Inc. (a)	68	11,305
Flex Ltd. (a)	252	12,576
Fortinet, Inc. (a)	255	26,989
Gartner, Inc. (a)	37	14,793
Gen Digital Inc.	379	11,150
GitLab Inc. - Class A (a)	171	7,720
GoDaddy Inc. - Class A (a)	76	13,640
Guidewire Software, Inc. (a)	53	12,436
Hewlett Packard Enterprise Company	741	15,157
HP, Inc.	522	12,776
HubSpot, Inc. (a)	25	13,842
Informatica Inc. - Class A (a)	298	7,250
Insight Enterprises, Inc. (a)	54	7,421
Intapp US, Inc. (a)	124	6,422
Intel Corporation	1,622	36,342
InterDigital, Inc.	35	7,748
International Business Machines Corporation	302	88,998
Intuit Inc.	93	72,884
ionQ, Inc. (a) (b)	219	9,431
Itron, Inc. (a)	65	8,563
Jabil Inc.	66	14,312
JFROG Ltd (a)	167	7,350
Juniper Networks, Inc.	265	10,576
Keysight Technologies, Inc. (a)	90	14,742
KLA Corporation	48	43,003
Kyndryl Holdings, Inc. (a)	223	9,342
Lam Research Corporation	462	44,992
Lattice Semiconductor Corporation (a)	173	8,490
Life360, Inc. (a) (b)	116	7,566
Littelfuse, Inc.	36	8,231
Lumentum Holdings Inc. (a)	103	9,818
MACOM Technology Solutions Holdings, Inc. (a)	68	9,692
Manhattan Associates, Inc. (a)	50	9,826
Marvell Technology, Inc.	359	27,780
Microchip Technology Incorporated	266	18,689
Micron Technology, Inc.	398	49,030
Microsoft Corporation	2,259	1,123,570
MicroStrategy Incorporated - Class A (a) (b)	94	37,933
MKS Inc.	88	8,733
MongoDB, Inc. - Class A (a)	55	11,608
Monolithic Power Systems, Inc.	23	16,670
Motorola Solutions, Inc.	65	27,213
NetApp, Inc.	122	13,007
Novanta Inc. (a)	58	7,471
Nutanix, Inc. - Class A (a)	155	11,854
NVIDIA Corporation	7,172	1,133,074
NXP Semiconductors N.V.	105	22,939
Okta, Inc. - Class A (a)	108	10,788
ON Semiconductor Corporation (a)	268	14,072
Onto Innovation Inc. (a)	79	7,998
Oracle Corporation	526	114,896
OSI Systems, Inc. (a)	32	7,134
Palantir Technologies Inc. - Class A (a)	688	93,760
Palo Alto Networks, Inc. (a)	230	47,065
Pegasystems Inc.	149	8,054
Plexus Corp. (a)	53	7,122
Procore Technologies, Inc. (a)	125	8,524
PTC Inc. (a)	71	12,278
Pure Storage, Inc. - Class A (a)	204	11,735
Q2 Holdings, Inc. (a)	84	7,888
Qorvo, Inc. (a)	104	8,803
Qualcomm Incorporated	375	59,731
Qualys, Inc. (a)	53	7,593
Rambus Inc. (a)	143	9,176
Roper Technologies, Inc.	42	24,014
Rubrik, Inc. - Class A (a)	93	8,367
SailPoint, Inc. (a)	352	8,048
Salesforce, Inc.	302	82,289
Samsara Inc. - Class A (a)	209	8,314
SanDisk LLC (a)	192	8,700
Sanmina Corporation (a)	85	8,302
Seagate Technology Holdings Public Limited Company	112	16,155
SentinelOne, Inc. - Class A (a)	435	7,954
ServiceNow, Inc. (a)	68	70,111
ServiceTitan, Inc. - Class A (a)	57	6,114
Silicon Laboratories Inc. (a)	59	8,651
Sitime Corporation (a)	36	7,677
Skyworks Solutions, Inc.	133	9,915
Snowflake Inc. - Class A (a)	127	28,513
Soundhound AI, Inc. - Class A (a) (b)	699	7,503
SPS Commerce, Inc. (a)	53	7,280
Super Micro Computer, Inc. (a) (b)	308	15,097
Synopsys, Inc. (a)	60	30,543
TD SYNNEX Corporation	71	9,689
TE Connectivity Public Limited Company	127	21,347
Teledyne Technologies Incorporated (a)	26	13,344

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Tenable Holdings, Inc. (a)	221	7,455
Teradyne, Inc.	124	11,130
Texas Instruments Incorporated	308	63,943
Trimble Inc. (a)	155	11,811
Twilio Inc. - Class A (a)	95	11,799
Tyler Technologies, Inc. (a)	23	13,779
Uipath, Inc. - Class A (a)	577	7,386
Unity Software Inc. (a)	325	7,864
Universal Display Corporation	55	8,574
Varonis Systems, Inc. (a)	158	8,026
VeriSign, Inc.	46	13,260
Vontier Corporation	209	7,710
Western Digital Corporation	219	14,033
Workday, Inc. - Class A (a)	89	21,462
Workiva Inc. - Class A (a)	104	7,100
Zebra Technologies Corporation - Class A (a)	36	11,118
Zoom Communications, Inc. - Class A (a)	143	11,190
Zscaler, Inc. (a)	51	15,904
		6,583,760
Industrials 4.2%
Automatic Data Processing, Inc.	141	43,510
Broadridge Financial Solutions, Inc.	60	14,514
Caci International Inc. - Class A (a)	21	9,781
Clarivate PLC (a) (b)	1,502	6,459
Dayforce, Inc. (a)	148	8,193
ESCO Technologies Inc.	40	7,685
ExlService Holdings, Inc. (a)	179	7,842
Fortive Corporation	188	9,788
Genpact Limited	183	8,045
Leidos Holdings, Inc.	77	12,080
Lyft, Inc. - Class A (a)	511	8,049
Nextracker LLC - Class A (a)	148	8,039
Parsons Corporation (a)	107	7,713
Paychex, Inc.	135	19,692
Paycom Software, Inc.	38	8,853
Paylocity Holding Corporation (a)	45	8,098
Ralliant Corporation (a)	63	3,035
Science Applications International Corporation	65	7,374
Sensata Technologies Holding PLC	270	8,118
SilverSun Techologies, Inc. (a)	507	10,923
SS&C Technologies Holdings, Inc.	139	11,472
Uber Technologies, Inc. (a)	704	65,724
Verra Mobility Corporation - Class A (a)	296	7,525
		302,512
Financials 2.1%
Affirm Holdings, Inc. - Class A (a)	195	13,487
Block, Inc. - Class A (a)	265	18,030
Corpay Inc (a)	39	12,856
Euronet Worldwide, Inc. (a)	67	6,799
Fidelity National Information Services, Inc.	233	18,988
Fiserv, Inc. (a)	202	34,846
Jack Henry & Associates, Inc.	54	9,772
Remitly Global, Inc. (a)	327	6,141
Shift4 Payments, LLC - Class A (a) (b)	83	8,236
Toast, Inc. - Class A (a)	287	12,718
Wex, Inc. (a)	54	7,940
		149,813
Communication Services 0.7%
AST Spacemobile, Inc. - Class A (a) (b)	320	14,942
EchoStar Corporation - Class A (a) (b)	374	10,372
Grindr Inc. (a)	253	5,742
Trade Desk, Inc., The - Class A (a)	216	15,552
ZoomInfo Technologies Inc. - Class A (a)	711	7,198
		53,806
Consumer Discretionary 0.4%
Duolingo, Inc. - Class A (a)	23	9,508
Garmin Ltd.	78	16,296
		25,804
Total Common Stocks (cost $3,901,652)		7,115,695
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	16,116	16,116
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	15,527	15,527
Total Short Term Investments (cost $31,643)		31,643
Total Investments 100.2% (cost $3,933,295)		7,147,338
Other Derivative Instruments 0.0%		348
Other Assets and Liabilities, Net (0.2)%		(11,495)
Total Net Assets 100.0%		7,136,191
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	27,691	419,692	431,267	497	—	—	16,116	0.2
JNL Government Money Market Fund, 4.30% - Class SL	13	89,565	74,051	114	—	—	15,527	0.2
	27,704	509,257	505,318	611	—	—	31,643	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	128	September 2025	31,517	348	1,476

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	7,115,695	—	—	7,115,695
Short Term Investments	31,643	—	—	31,643
	7,147,338	—	—	7,147,338
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,476	—	—	1,476
	1,476	—	—	1,476

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.5%
Materials 97.4%
Air Products and Chemicals, Inc.	30	8,357
Albemarle Corporation	17	1,075
Alcoa Corporation	38	1,120
Avient Corporation	14	456
Axalta Coating Systems Ltd. (a)	30	899
Balchem Corporation	5	773
Cabot Corporation	8	597
Celanese Corporation - Class A	15	850
CF Industries Holdings, Inc.	23	2,098
Cleveland-Cliffs Inc. (a)	79	597
Coeur Mining, Inc. (a)	95	838
Commercial Metals Company	16	782
Corteva, Inc.	92	6,829
CRH Public Limited Company	91	8,314
Dow Inc.	96	2,534
DuPont de Nemours, Inc.	56	3,873
Eagle Materials Inc.	5	980
Eastman Chemical Company	16	1,221
Ecolab Inc.	34	9,119
Element Solutions Inc.	33	753
FMC Corporation	17	725
Freeport-McMoRan Inc.	187	8,106
H.B. Fuller Company	9	514
Hecla Mining Company	93	560
International Flavors & Fragrances Inc.	35	2,564
KRC Materials, Inc. (a)	8	630
Linde Public Limited Company	63	29,484
LyondellBasell Industries N.V. - Class A	36	2,066
Martin Marietta Materials, Inc.	8	4,476
Mosaic Company, The	43	1,571
NewMarket Corporation	1	759
Newmont Corporation	148	8,643
Nucor Corporation	31	4,075
PPG Industries, Inc.	31	3,500
Reliance, Inc.	7	2,274
Royal Gold, Inc.	9	1,636
RPM International Inc.	18	1,956
Scotts Miracle-Gro Company, The	7	482
Sensient Technologies Corporation	7	647
Sherwin-Williams Company, The	31	10,612
Southern Copper Corporation	13	1,296
Steel Dynamics, Inc.	19	2,463
Vulcan Materials Company	18	4,657
Westlake Corporation	6	441
		146,202
Industrials 1.8%
Boise Cascade Company	6	528
Simpson Manufacturing Co., Inc.	6	949
Tecnoglass Inc.	4	329
UFP Industries, Inc.	9	891
		2,697
Consumer Staples 0.3%
WD-40 Company	2	494
Total Common Stocks (cost $140,030)		149,393
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	859	859
Total Short Term Investments (cost $859)		859
Total Investments 100.1% (cost $140,889)		150,252
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.1)%		(130)
Total Net Assets 100.0%		150,121

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,257	31,996	32,394	14	—	—	859	0.6
JNL Government Money Market Fund, 4.30% - Class SL	408	879	1,287	2	—	—	—	—
	1,665	32,875	33,681	16	—	—	859	0.6

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	10	September 2025	930	(1)	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	149,393	—	—	149,393
Short Term Investments	859	—	—	859
	150,252	—	—	150,252
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.2%
Information Technology 52.5%
Adobe Inc. (a)	216	83,507
Advanced Micro Devices, Inc. (a)	821	116,560
Analog Devices, Inc.	251	59,737
ANSYS, Inc. (a)	44	15,578
Apple Inc.	3,074	630,777
Applied Materials, Inc.	406	74,419
AppLovin Corporation - Class A (a)	156	54,555
Arm Holdings PLC - ADR (a) (b)	68	10,965
ASML Holding N.V. - ADR	44	35,472
Atlassian Corporation - Class A (a)	82	16,730
Autodesk, Inc. (a)	109	33,679
Broadcom Inc.	1,601	441,282
Cadence Design Systems, Inc. (a)	139	42,805
CDW Corp.	67	11,903
Cisco Systems, Inc.	2,006	139,151
Cognizant Technology Solutions Corporation - Class A	250	19,530
CrowdStrike Holdings, Inc. - Class A (a)	126	64,246
Datadog, Inc. - Class A (a)	162	21,738
Fortinet, Inc. (a)	389	41,137
Globalfoundries Inc. (a)	280	10,683
Intel Corporation	2,210	49,498
Intuit Inc.	141	111,421
KLA Corporation	67	59,978
Lam Research Corporation	650	63,228
Marvell Technology, Inc.	438	33,890
Microchip Technology Incorporated	272	19,151
Micron Technology, Inc.	564	69,487
Microsoft Corporation	1,530	760,992
MicroStrategy Incorporated - Class A (a)	129	51,954
NVIDIA Corporation	5,023	793,584
NXP Semiconductors N.V.	128	27,975
ON Semiconductor Corporation (a)	212	11,126
Palantir Technologies Inc. - Class A (a)	1,146	156,235
Palo Alto Networks, Inc. (a)	337	69,066
Qualcomm Incorporated	556	88,569
Roper Technologies, Inc.	54	30,849
Shopify Inc. - Class A (a)	617	71,173
Synopsys, Inc. (a)	78	40,130
Texas Instruments Incorporated	461	95,639
Workday, Inc. - Class A (a)	109	26,233
Zscaler, Inc. (a)	79	24,754
		4,579,386
Communication Services 15.3%
Alphabet Inc. - Class A	1,198	211,176
Alphabet Inc. - Class C	1,124	199,306
Comcast Corporation - Class A	1,887	67,354
Electronic Arts Inc.	127	20,256
Former Charter Communications Parent, Inc. - Class A (a)	71	29,072
Meta Platforms, Inc. - Class A	447	329,886
Netflix, Inc. (a)	216	288,632
Take-Two Interactive Software, Inc. (a)	92	22,383
T-Mobile US, Inc.	575	136,978
Trade Desk, Inc., The - Class A (a)	229	16,518
Warner Bros. Discovery, Inc. - Series A (a)	1,242	14,235
		1,335,796
Consumer Discretionary 13.3%
Airbnb, Inc. - Class A (a)	219	28,988
Amazon.com, Inc. (a)	2,186	479,519
Booking Holdings Inc.	16	95,401
DoorDash, Inc. - Class A (a)	202	49,782
Lululemon Athletica Inc. (a)	59	14,001
Marriott International, Inc. - Class A	139	37,903
MercadoLibre, Inc. (a)	26	67,050
O'Reilly Automotive, Inc. (a)	432	38,966
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	338	35,373
Ross Stores, Inc.	167	21,300
Starbucks Corporation	575	52,668
Tesla Inc. (a)	749	238,020
		1,158,971
Consumer Staples 5.1%
Coca-Cola Europacific Partners PLC	234	21,696
Costco Wholesale Corporation	225	222,361
Keurig Dr Pepper Inc.	687	22,697
Kraft Heinz Company, The	606	15,637
Mondelez International, Inc. - Class A	655	44,143
Monster Beverage 1990 Corporation (a)	492	30,846
PepsiCo, Inc.	694	91,636
		449,016
Health Care 4.8%
Amgen Inc.	272	75,986
AstraZeneca PLC - ADR	301	21,048
Biogen Inc. (a)	75	9,362
DexCom, Inc. (a)	199	17,393
GE HealthCare Technologies Inc.	231	17,113
Gilead Sciences, Inc.	630	69,867
IDEXX Laboratories, Inc. (a)	41	22,073
Intuitive Surgical, Inc. (a)	181	98,576
Regeneron Pharmaceuticals, Inc.	54	28,229
Vertex Pharmaceuticals Incorporated (a)	130	57,850
		417,497
Industrials 4.4%
Automatic Data Processing, Inc.	205	63,243
Axon Enterprise, Inc. (a)	39	32,637
Cintas Corporation	204	45,510
Copart, Inc. (a)	489	23,988
CSX Corporation	951	31,015
Fastenal Company	579	24,318
Honeywell International Inc.	325	75,779
Old Dominion Freight Line, Inc.	108	17,456
PACCAR Inc	265	25,192
Paychex, Inc.	182	26,500
Verisk Analytics, Inc.	71	22,145
		387,783
Utilities 1.4%
American Electric Power Company, Inc.	270	27,986
Constellation Energy Group, Inc.	159	51,238
Exelon Corporation	511	22,183
XCEL Energy Inc.	292	19,890
		121,297
Materials 1.3%
Linde Public Limited Company	239	112,276
Energy 0.5%
Baker Hughes Company - Class A	500	19,174
Diamondback Energy, Inc.	148	20,380
		39,554
Financials 0.4%
PayPal Holdings, Inc. (a)	493	36,611
Real Estate 0.2%
CoStar Group, Inc. (a)	214	17,172
Total Common Stocks (cost $4,834,654)		8,655,359
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	51,863	51,863
Total Short Term Investments (cost $51,863)		51,863
Total Investments 99.8% (cost $4,886,517)		8,707,222
Other Derivative Instruments 0.0%		350
Other Assets and Liabilities, Net 0.2%		13,903
Total Net Assets 100.0%		8,721,475

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	54,721	510,911	513,769	1,396	—	—	51,863	0.6
JNL Government Money Market Fund, 4.30% - Class SL	7,147	32,116	39,263	64	—	—	—	—
	61,868	543,027	553,032	1,460	—	—	51,863	0.6

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	131	September 2025	57,625	350	2,355

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	8,655,359	—	—	8,655,359
Short Term Investments	51,863	—	—	51,863
	8,707,222	—	—	8,707,222
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,355	—	—	2,355
	2,355	—	—	2,355

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.3%
Real Estate 96.8%
Agree Realty Corporation	15	1,087
Alexandria Real Estate Equities, Inc. (a)	20	1,478
American Healthcare REIT, Inc.	21	761
American Homes 4 Rent - Class A	42	1,518
American Tower Corporation	64	14,138
Americold Realty Trust, Inc.	34	571
AvalonBay Communities, Inc.	19	3,819
Brixmor Property Group Inc.	42	1,094
Broadstone Net Lease, Inc.	24	379
BXP, Inc.	20	1,338
Camden Property Trust	15	1,676
Caretrust REIT, Inc.	24	746
CBRE Group, Inc. - Class A (b)	41	5,715
Compass, Inc. - Class A (b)	60	379
COPT Defense Properties	15	424
CoStar Group, Inc. (b)	55	4,392
Cousins Properties Incorporated	22	646
Crown Castle Inc.	57	5,820
Cubesmart, L.P.	31	1,327
Digital Realty Trust, Inc.	43	7,532
EastGroup Properties, Inc.	7	1,198
EPR Properties	10	602
Equinix, Inc.	13	10,678
Equity Lifestyle Properties, Inc.	26	1,616
Equity Residential	47	3,179
Essential Properties Realty Trust, Inc.	27	861
Essex Property Trust, Inc.	8	2,383
Extra Space Storage Inc.	28	4,138
Federal Realty Investment Trust	12	1,121
First Industrial Realty Trust, Inc.	17	794
Gaming and Leisure Properties, Inc.	36	1,686
Healthcare Realty Trust Incorporated - Class A	47	744
Healthpeak OP, LLC	96	1,673
Highwoods Properties, Inc.	14	439
Host Hotels & Resorts, Inc.	96	1,471
Howard Hughes Holdings Inc. (b)	4	288
Independence Realty Trust, Inc.	30	536
Invitation Homes Inc.	77	2,509
Iron Mountain Incorporated	40	4,152
Jones Lang LaSalle Incorporated (b)	7	1,667
Kilroy Realty Corporation	15	507
Kimco Realty OP, LLC	93	1,958
Kite Realty Naperville, LLC	30	683
Lamar Advertising Company - Class A (a)	12	1,452
Lineage, Inc.	8	355
Macerich Company, The	35	562
Mid-America Apartment Communities, Inc.	16	2,365
Millrose Properties, Inc. - Class A	17	473
National Health Investors, Inc.	6	429
NNN REIT, Inc.	26	1,116
Omega Healthcare Investors, Inc.	39	1,439
Phillips Edison & Company, Inc.	16	575
PotlatchDeltic Corporation	10	384
ProLogis Inc.	127	13,328
Public Storage Operating Company	22	6,372
Rayonier Inc.	19	430
Realty Income Corporation	122	7,049
Regency Centers Corporation	22	1,602
Rexford Industrial Realty, Inc.	32	1,150
Ryman Hospitality Properties, Inc.	8	791
Sabra Health Care REIT, Inc.	30	548
SBA Communications Corporation - Class A	15	3,473
Simon Property Group, Inc.	45	7,161
SL Green Realty Corp.	10	599
STAG Industrial, Inc.	26	931
Sun Communities, Inc.	16	2,061
Tanger Inc.	15	469
Terreno Realty Corporation	14	779
UDR, Inc.	41	1,675
Ventas, Inc.	57	3,606
VICI Properties Inc.	145	4,716
Vornado Realty Trust	22	849
W.P. Carey Inc.	30	1,857
Welltower Inc.	89	13,678
Weyerhaeuser Company	95	2,440
		184,437
Financials 2.5%
AGNC Investment Corp. (a)	129	1,188
Annaly Capital Management, Inc.	82	1,544
Blackstone Mortgage Trust, Inc. - Class A	22	432
RITHM Capital Corp.	73	823
Starwood Property Trust, Inc. (a)	44	882
		4,869
Total Common Stocks (cost $202,133)		189,306
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	635	635
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	279	279
Total Short Term Investments (cost $914)		914
Total Investments 99.8% (cost $203,047)		190,220
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net 0.2%		389
Total Net Assets 100.0%		190,616

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	744	20,350	20,815	16	—	—	279	0.2
JNL Government Money Market Fund, 4.30% - Class SL	1,331	4,187	4,883	6	—	—	635	0.3
	2,075	24,537	25,698	22	—	—	914	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	26	September 2025	1,333	7	(2)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	189,306	—	—	189,306
Short Term Investments	914	—	—	914
	190,220	—	—	190,220
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.1%
Information Technology 32.8%
Accenture Public Limited Company - Class A	189	56,448
Adobe Inc. (a)	128	49,582
Advanced Micro Devices, Inc. (a)	487	69,040
Akamai Technologies, Inc. (a) (b)	46	3,638
Amphenol Corporation - Class A	366	36,176
Analog Devices, Inc.	149	35,443
ANSYS, Inc. (a)	27	9,344
Apple Inc.	4,498	922,778
Applied Materials, Inc.	245	44,882
Arista Networks, Inc. (a)	311	31,802
Autodesk, Inc. (a)	64	19,949
Broadcom Inc.	1,416	390,266
Cadence Design Systems, Inc. (a)	83	25,700
CDW Corp.	39	6,943
Cisco Systems, Inc.	1,196	82,965
Cognizant Technology Solutions Corporation - Class A	151	11,746
Corning Incorporated	229	12,032
CrowdStrike Holdings, Inc. - Class A (a)	75	38,371
Dell Technologies Inc. - Class C	90	11,017
Enphase Energy, Inc. (a) (b)	39	1,551
EPAM Systems, Inc. (a) (b)	16	2,907
F5, Inc. (a)	17	5,105
Fair Isaac Corporation (a)	7	13,297
First Solar, Inc. (a)	32	5,298
Fortinet, Inc. (a)	194	20,471
Gartner, Inc. (a) (b)	23	9,437
Gen Digital Inc. (b)	165	4,851
GoDaddy Inc. - Class A (a)	43	7,723
Hewlett Packard Enterprise Company	397	8,120
HP, Inc.	280	6,855
Intel Corporation	1,310	29,335
International Business Machines Corporation	279	82,334
Intuit Inc.	85	66,578
Jabil Inc.	33	7,201
Juniper Networks, Inc.	100	3,994
Keysight Technologies, Inc. (a)	53	8,706
KLA Corporation	40	36,027
Lam Research Corporation (b)	383	37,300
Microchip Technology Incorporated (b)	162	11,387
Micron Technology, Inc.	338	41,621
Microsoft Corporation	2,238	1,113,167
Monolithic Power Systems, Inc. (b)	15	10,727
Motorola Solutions, Inc.	50	21,183
NetApp, Inc.	64	6,847
NVIDIA Corporation	7,343	1,160,182
NXP Semiconductors N.V.	76	16,668
ON Semiconductor Corporation (a) (b)	128	6,729
Oracle Corporation	489	106,951
Palantir Technologies Inc. - Class A (a)	640	87,280
Palo Alto Networks, Inc. (a) (b)	200	40,926
PTC Inc. (a) (b)	37	6,454
Qualcomm Incorporated	329	52,412
Roper Technologies, Inc.	33	18,478
Salesforce, Inc.	289	78,801
Seagate Technology Holdings Public Limited Company	64	9,259
ServiceNow, Inc. (a)	62	63,791
Skyworks Solutions, Inc.	45	3,369
Super Micro Computer, Inc. (a) (b)	154	7,528
Synopsys, Inc. (a)	47	23,904
TE Connectivity Public Limited Company	88	14,846
Teledyne Technologies Incorporated (a)	14	7,151
Teradyne, Inc.	49	4,448
Texas Instruments Incorporated	273	56,599
Trimble Inc. (a) (b)	70	5,283
Tyler Technologies, Inc. (a) (b)	13	7,629
VeriSign, Inc.	24	6,968
Western Digital Corporation (b)	109	6,949
Workday, Inc. - Class A (a) (b)	65	15,690
Zebra Technologies Corporation - Class A (a) (b)	16	4,897
		5,233,336
Financials 13.9%
AFLAC Incorporated (b)	149	15,676
Allstate Corporation, The	79	15,834
American Express Company	168	53,457
American International Group, Inc.	174	14,859
Ameriprise Financial, Inc.	29	15,617
AON Public Limited Company - Class A	65	23,362
Apollo Global Management, Inc. (b)	137	19,494
Arch Capital Group Ltd. (b)	111	10,128
Arthur J. Gallagher & Co. (b)	77	24,559
Assurant, Inc. (b)	15	2,984
Bank of America Corporation	1,988	94,075
Bank of New York Mellon Corporation, The (c)	214	19,541
Berkshire Hathaway Inc. - Class B (a)	552	268,207
BlackRock, Inc.	44	45,852
Blackstone Inc. - Class A	221	33,061
Brown & Brown, Inc. (b)	72	7,995
Capital One Financial Corporation	193	41,101
CBOE Global Markets, Inc.	30	7,052
Charles Schwab Corporation, The	513	46,799
Chubb Limited	112	32,543
Cincinnati Financial Corporation	47	7,022
Citigroup Inc.	563	47,916
Citizens Financial Group, Inc. (b)	128	5,723
CME Group Inc. - Class A	109	29,908
Coinbase Global, Inc. - Class A (a)	63	22,259
Corpay Inc (a)	22	7,177
Erie Indemnity Company - Class A (b)	8	2,707
Everest Group, Ltd.	13	4,269
FactSet Research Systems Inc.	11	4,992
Fidelity National Information Services, Inc. (b)	156	12,683
Fifth Third Bancorp (b)	200	8,225
Fiserv, Inc. (a)	167	28,765
Franklin Resources, Inc. (b)	91	2,165
Global Payments Inc.	75	6,007
Globe Life Inc.	24	2,993
Goldman Sachs Group, Inc., The	92	65,245
Hartford Insurance Group, Inc., The	86	10,912
Huntington Bancshares Incorporated	443	7,431
Intercontinental Exchange, Inc.	174	31,892
Invesco Ltd. (b)	127	2,009
Jack Henry & Associates, Inc. (b)	23	4,176
JPMorgan Chase & Co.	837	242,636
KeyCorp	298	5,189
KKR & Co. Inc. - Class A	203	26,953
Loews Corporation	48	4,397
M&T Bank Corporation (b)	49	9,544
MarketAxess Holdings Inc. (b)	11	2,478
Marsh & Mclennan Companies, Inc.	148	32,453
MasterCard Incorporated - Class A	245	137,405
MetLife, Inc. (b)	169	13,564
Moody's Corporation (b)	47	23,730
Morgan Stanley	372	52,332
MSCI Inc. - Class A	23	13,405
Nasdaq, Inc. (b)	120	10,730
Northern Trust Corporation (b)	57	7,274
PayPal Holdings, Inc. (a)	288	21,429
Principal Financial Group, Inc.	61	4,835
Prudential Financial, Inc.	106	11,343
Raymond James Financial, Inc. (b)	54	8,269
Regions Financial Corporation (b)	256	6,029
S&P Global Inc.	95	49,843
State Street Corporation	86	9,121
Synchrony Financial (b)	119	7,933
T. Rowe Price Group, Inc.	66	6,405
The PNC Financial Services Group, Inc.	117	21,852
The Progressive Corporation	177	47,279
Travelers Companies, Inc., The	68	18,194
Truist Financial Corporation	399	17,174
U.S. Bancorp (b)	462	20,926
Visa Inc. - Class A (b)	514	182,603
W. R. Berkley Corporation	94	6,888

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Wells Fargo & Company	980	78,513
Willis Towers Watson Public Limited Company (b)	30	9,244
		2,216,642
Consumer Discretionary 10.3%
Airbnb, Inc. - Class A (a)	129	17,037
Amazon.com, Inc. (a)	2,843	623,826
Aptiv PLC (a)	65	4,407
AutoZone, Inc. (a)	5	18,925
Best Buy Co., Inc.	56	3,760
Booking Holdings Inc.	10	57,528
Caesars Entertainment, Inc. (a) (b)	68	1,921
CarMax, Inc. (a) (b)	40	2,671
Carnival Corporation (a)	327	9,194
Chipotle Mexican Grill, Inc. (a)	405	22,758
D.R. Horton, Inc.	81	10,499
Darden Restaurants, Inc. (b)	35	7,720
Deckers Outdoor Corporation (a) (b)	47	4,844
Domino's Pizza, Inc.	10	4,450
DoorDash, Inc. - Class A (a)	102	25,208
eBay Inc. (b)	136	10,106
Expedia Group, Inc.	38	6,397
Ford Motor Company (b)	1,164	12,633
Garmin Ltd.	47	9,863
General Motors Company	300	14,784
Genuine Parts Company	42	5,141
Hasbro, Inc.	39	2,859
Hilton Worldwide Holdings Inc.	73	19,388
Home Depot, Inc., The	298	109,351
Las Vegas Sands Corp.	102	4,448
Lennar Corporation - Class A (b)	69	7,667
LKQ Corporation	73	2,710
Lowe`s Companies, Inc.	168	37,243
Lululemon Athletica Inc. (a)	33	7,959
Marriott International, Inc. - Class A	67	18,268
McDonald's Corporation	215	62,846
MGM Resorts International (a) (b)	61	2,101
Mohawk Industries, Inc. (a)	16	1,724
NIKE, Inc. - Class B (b)	355	25,216
Norwegian Cruise Line Holdings Ltd. (a)	123	2,496
NVR, Inc. (a)	1	6,285
O'Reilly Automotive, Inc. (a)	253	22,824
Pool Corporation (b)	12	3,395
PulteGroup, Inc.	64	6,759
Ralph Lauren Corporation - Class A	12	3,392
Ross Stores, Inc.	98	12,483
Royal Caribbean Cruises Ltd. (b)	75	23,389
Starbucks Corporation (b)	344	31,565
Tapestry, Inc.	63	5,507
Tesla Inc. (a)	844	267,986
TJX Companies, Inc., The	336	41,467
Tractor Supply Company (b)	154	8,106
Ulta Beauty, Inc. (a)	14	6,624
Williams-Sonoma, Inc. (b)	37	6,016
Wynn Resorts, Limited (b)	26	2,421
Yum! Brands, Inc.	82	12,204
		1,638,371
Communication Services 9.7%
Alphabet Inc. - Class A (b)	1,751	308,635
Alphabet Inc. - Class C	1,414	250,894
AT&T Inc.	2,171	62,841
Comcast Corporation - Class A	1,127	40,215
Electronic Arts Inc.	69	10,943
Former Charter Communications Parent, Inc. - Class A (a) (b)	29	11,665
Fox Corporation - Class A	66	3,712
Fox Corporation - Class B (b)	36	1,837
Live Nation Entertainment, Inc. (a) (b)	47	7,120
Match Group, Inc. (b)	78	2,413
Meta Platforms, Inc. - Class A	654	482,480
Netflix, Inc. (a)	128	171,481
News Corporation - Class A	103	3,066
News Corporation - Class B (b)	38	1,293
Omnicom Group Inc. (b)	60	4,315
Paramount Global - Class B	166	2,141
Take-Two Interactive Software, Inc. (a)	51	12,383
The Interpublic Group of Companies, Inc.	102	2,503
TKO Group Holdings Inc. - Class A	20	3,596
T-Mobile US, Inc.	143	34,112
Verizon Communications Inc.	1,270	54,974
Walt Disney Company, The	542	67,264
Warner Bros. Discovery, Inc. - Series A (a)	709	8,126
		1,548,009
Health Care 9.2%
Abbott Laboratories	524	71,287
AbbVie Inc.	532	98,829
Agilent Technologies, Inc.	85	9,979
Align Technology, Inc. (a)	20	3,754
Amgen Inc.	162	45,209
Baxter International Inc.	159	4,803
Becton, Dickinson and Company	87	15,005
Biogen Inc. (a)	44	5,548
Bio-Techne Corporation (b)	46	2,361
Boston Scientific Corporation (a)	443	47,578
Bristol-Myers Squibb Company	613	28,361
Cardinal Health, Inc.	73	12,203
Cencora, Inc.	52	15,693
Centene Corporation (a)	153	8,316
Charles River Laboratories International, Inc. (a)	14	2,075
Cigna Group, The	81	26,892
Cooper Companies, Inc., The (a)	58	4,132
CVS Health Corporation	381	26,260
Danaher Corporation	192	37,909
Davita Inc. (a) (b)	12	1,697
DexCom, Inc. (a)	119	10,359
Edwards Lifesciences Corporation (a)	178	13,907
Elevance Health, Inc. (b)	68	26,318
Eli Lilly and Company	237	184,415
GE HealthCare Technologies Inc.	138	10,224
Gilead Sciences, Inc.	376	41,661
HCA Healthcare, Inc.	52	19,962
Henry Schein, Inc. (a)	35	2,590
Hologic, Inc. (a)	68	4,447
Humana Inc.	36	8,754
IDEXX Laboratories, Inc. (a) (b)	24	12,970
Incyte Corporation (a) (b)	50	3,434
Insulet Corporation (a)	21	6,629
Intuitive Surgical, Inc. (a)	108	58,675
IQVIA Holdings Inc (a)	49	7,670
Johnson & Johnson	726	110,863
Labcorp Holdings Inc. (b)	26	6,712
McKesson Corporation	38	27,561
Medtronic, Inc.	384	33,497
Merck & Co., Inc.	753	59,605
Mettler-Toledo International Inc. (a) (b)	6	7,389
Moderna, Inc. (a) (b)	102	2,826
Molina Healthcare, Inc. (a)	16	4,857
Pfizer Inc.	1,707	41,381
Quest Diagnostics Incorporated (b)	33	5,917
Regeneron Pharmaceuticals, Inc.	31	16,342
ResMed Inc. (b)	44	11,465
Revvity, Inc. (b)	38	3,693
Solventum Corporation (a)	46	3,456
Steris Public Limited Company	30	7,201
Stryker Corporation (b)	104	41,273
Thermo Fisher Scientific Inc.	113	45,960
UnitedHealth Group Incorporated	273	85,205
Universal Health Services, Inc. - Class B	17	3,018
Vertex Pharmaceuticals Incorporated (a) (b)	77	34,481
Viatris Inc. (b)	356	3,179
Waters Corporation (a) (b)	18	6,321
West Pharmaceutical Services, Inc.	23	4,942
Zimmer Biomet Holdings, Inc. (b)	59	5,353
Zoetis Inc. - Class A	135	21,109
		1,473,512
Industrials 8.5%
3M Company	163	24,782
A. O. Smith Corporation	39	2,548
Allegion Public Limited Company	26	3,716

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	70	12,731
Automatic Data Processing, Inc.	122	37,576
Axon Enterprise, Inc. (a)	22	18,619
Boeing Company, The (a)	227	47,539
Broadridge Financial Solutions, Inc.	35	8,569
Builders FirstSource, Inc. (a) (b)	34	4,009
C.H. Robinson Worldwide, Inc. (b)	35	3,340
Carrier Global Corporation (b)	245	17,939
Caterpillar Inc.	141	54,773
Cintas Corporation	104	23,172
Copart, Inc. (a)	267	13,087
CSX Corporation	562	18,350
Cummins Inc.	41	13,485
Dayforce, Inc. (a) (b)	46	2,524
Deere & Company (b)	76	38,631
Delta Air Lines, Inc.	199	9,775
Dover Corporation	42	7,630
Eaton Corporation Public Limited Company	119	42,359
Emerson Electric Co. (b)	169	22,524
Equifax Inc.	38	9,940
Expeditors International of Washington, Inc. - Class A (b)	40	4,569
Fastenal Company	347	14,565
FedEx Corporation	66	15,052
Fortive Corporation	102	5,311
GE Vernova Inc.	82	43,328
Generac Holdings Inc. (a) (b)	18	2,565
General Dynamics Corporation	75	21,893
General Electric Company	320	82,447
Honeywell International Inc.	193	44,952
Howmet Aerospace Inc. (b)	124	23,077
Hubbell Incorporated (b)	16	6,342
Huntington Ingalls Industries, Inc.	13	3,051
IDEX Corporation	22	3,853
Illinois Tool Works Inc. (b)	80	19,760
Ingersoll Rand Inc. (b)	122	10,112
J.B. Hunt Transport Services, Inc.	24	3,505
Jacobs Solutions Inc.	36	4,724
Johnson Controls International Public Limited Company	199	21,014
L3Harris Technologies, Inc. (b)	56	14,135
Leidos Holdings, Inc.	41	6,430
Lennox International Inc. (b)	9	5,154
Lockheed Martin Corporation	63	29,130
Masco Corporation	61	3,912
Nordson Corporation (b)	16	3,428
Norfolk Southern Corporation	68	17,493
Northrop Grumman Corporation	41	20,382
Old Dominion Freight Line, Inc.	56	9,033
Otis Worldwide Corporation	120	11,852
PACCAR Inc	158	15,029
Parker-Hannifin Corporation	38	26,826
Paychex, Inc. (b)	97	14,077
Paycom Software, Inc. (b)	14	3,142
Pentair Public Limited Company (b)	48	4,953
Quanta Services, Inc. (b)	45	16,943
Ralliant Corporation (a)	—	15
Republic Services, Inc.	62	15,260
Rockwell Automation, Inc.	34	11,402
Rollins, Inc.	77	4,364
RTX Corporation	403	58,860
Snap-on Incorporated	16	4,937
Southwest Airlines Co. (b)	161	5,230
Stanley Black & Decker, Inc. (b)	52	3,504
Textron Inc.	53	4,218
Trane Technologies Public Limited Company	67	29,456
TransDigm Group Incorporated (b)	17	25,717
Uber Technologies, Inc. (a)	633	59,027
Union Pacific Corporation	181	41,537
United Airlines Holdings, Inc. (a)	100	7,937
United Parcel Service, Inc. - Class B	221	22,312
United Rentals, Inc.	19	14,382
Veralto Corporation	73	7,382
Verisk Analytics, Inc.	42	13,180
W.W. Grainger, Inc.	13	13,831
Waste Management, Inc.	109	24,976
Westinghouse Air Brake Technologies Corporation	50	10,541
Xylem Inc.	75	9,703
		1,357,428
Consumer Staples 5.5%
Altria Group, Inc.	504	29,547
Archer-Daniels-Midland Company	149	7,842
Brown-Forman Corporation - Class B (b)	54	1,449
Bunge Global SA	41	3,263
Campbell's Company, The (b)	64	1,956
Church & Dwight Co., Inc. (b)	73	6,975
Clorox Company, The (b)	38	4,542
Coca-Cola Company, The	1,169	82,701
Colgate-Palmolive Company	243	22,069
Conagra Brands, Inc.	141	2,883
Constellation Brands, Inc. - Class A	46	7,435
Costco Wholesale Corporation	134	132,394
Dollar General Corporation	65	7,409
Dollar Tree, Inc. (a)	59	5,843
Estee Lauder Companies Inc., The - Class A (b)	65	5,250
General Mills, Inc. (b)	169	8,777
Hormel Foods Corporation	94	2,841
J. M. Smucker Company, The	31	3,018
Kellanova	85	6,738
Kenvue Inc.	573	11,994
Keurig Dr Pepper Inc. (b)	403	13,322
Kimberly-Clark Corporation	101	13,011
Kraft Heinz Company, The (b)	265	6,854
Kroger Co., The (b)	183	13,111
Lamb Weston Holdings, Inc. (b)	45	2,315
McCormick & Company, Incorporated (b)	73	5,541
Molson Coors Beverage Company - Class B (b)	51	2,430
Mondelez International, Inc. - Class A (b)	391	26,388
Monster Beverage 1990 Corporation (a)	210	13,182
PepsiCo, Inc.	414	54,732
Philip Morris International Inc.	469	85,476
Procter & Gamble Company, The	707	112,620
Sysco Corporation	148	11,184
Target Corporation	140	13,800
The Hershey Company	45	7,434
Tyson Foods, Inc. - Class A	88	4,943
Walgreens Boots Alliance, Inc. (b)	232	2,668
Walmart Inc.	1,302	127,342
		871,279
Energy 2.9%
Apa Corp. (b)	101	1,840
Baker Hughes Company - Class A	306	11,715
Chevron Corporation (b)	488	69,923
ConocoPhillips	385	34,555
Coterra Energy Inc. (b)	223	5,671
Devon Energy Corporation	190	6,047
Diamondback Energy, Inc. (b)	56	7,660
EOG Resources, Inc.	163	19,448
EQT Corporation	179	10,429
Expand Energy Corporation	66	7,688
Exxon Mobil Corporation (b)	1,297	139,808
Halliburton Company	261	5,313
Hess Corporation	85	11,730
Kinder Morgan, Inc. (b)	592	17,400
Marathon Petroleum Corporation	92	15,308
Occidental Petroleum Corporation (b)	214	8,991
ONEOK, Inc.	187	15,257
Phillips 66	124	14,840
Schlumberger Limited	402	13,592
Targa Resources Corp.	64	11,142
Texas Pacific Land Corporation (b)	6	5,978
Valero Energy Corporation (b)	94	12,573
Williams Companies, Inc., The	368	23,087
		469,995
Utilities 2.4%
AES Corporation, The	216	2,270
Alliant Energy Corporation (b)	75	4,519
Ameren Corporation (b)	84	8,047
American Electric Power Company, Inc. (b)	160	16,630

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
American Water Works Company, Inc. (b)	58	8,029
Atmos Energy Corporation	47	7,265
CenterPoint Energy, Inc. (b)	191	7,000
CMS Energy Corporation (b)	88	6,101
Consolidated Edison, Inc.	108	10,848
Constellation Energy Group, Inc.	94	30,202
Dominion Energy, Inc. (b)	258	14,576
DTE Energy Company	60	7,976
Duke Energy Corporation	234	27,636
Edison International	119	6,154
Entergy Corporation (b)	135	11,209
Evergy, Inc.	67	4,632
Eversource Energy	111	7,050
Exelon Corporation	307	13,329
FirstEnergy Corp. (b)	159	6,407
NextEra Energy, Inc.	621	43,123
NiSource Inc. (b)	143	5,775
NRG Energy, Inc.	59	9,441
PG&E Corporation	666	9,282
Pinnacle West Capital Corporation (b)	38	3,368
PPL Corporation (b)	230	7,811
Public Service Enterprise Group Incorporated	151	12,687
Sempra	194	14,683
The Southern Company (b)	332	30,477
Vistra Corp.	103	19,908
WEC Energy Group Inc. (b)	96	10,002
XCEL Energy Inc.	175	11,899
		378,336
Real Estate 2.0%
Alexandria Real Estate Equities, Inc. (b)	49	3,546
American Tower Corporation (b)	140	31,021
AvalonBay Communities, Inc. (b)	44	8,864
BXP, Inc. (b)	47	3,183
Camden Property Trust (b)	34	3,884
CBRE Group, Inc. - Class A (a)	87	12,189
CoStar Group, Inc. (a)	132	10,638
Crown Castle Inc.	131	13,466
Digital Realty Trust, Inc.	95	16,631
Equinix, Inc.	29	23,434
Equity Residential (b)	103	6,968
Essex Property Trust, Inc. (b)	20	5,613
Extra Space Storage Inc.	62	9,204
Federal Realty Investment Trust	21	2,038
Healthpeak OP, LLC	207	3,624
Host Hotels & Resorts, Inc. (b)	210	3,220
Invitation Homes Inc.	174	5,697
Iron Mountain Incorporated	91	9,375
Kimco Realty OP, LLC	200	4,197
Mid-America Apartment Communities, Inc. (b)	33	4,912
ProLogis Inc.	279	29,377
Public Storage Operating Company	48	14,228
Realty Income Corporation (b)	267	15,375
Regency Centers Corporation (b)	47	3,325
SBA Communications Corporation - Class A (b)	31	7,398
Simon Property Group, Inc.	93	14,962
UDR, Inc. (b)	92	3,742
Ventas, Inc. (b)	139	8,772
VICI Properties Inc. (b)	317	10,319
Welltower Inc.	187	28,708
Weyerhaeuser Company (b)	221	5,682
		323,592
Materials 1.9%
Air Products and Chemicals, Inc. (b)	67	18,840
Albemarle Corporation (b)	40	2,539
Amcor Pty Ltd (b)	674	6,195
Avery Dennison Corporation (b)	23	4,094
Ball Corporation (b)	87	4,871
CF Industries Holdings, Inc.	48	4,401
Corteva, Inc.	209	15,611
Dow Inc. (b)	209	5,529
DuPont de Nemours, Inc.	124	8,536
Eastman Chemical Company (b)	37	2,772
Ecolab Inc.	76	20,518
Freeport-McMoRan Inc.	442	19,150
International Flavors & Fragrances Inc.	80	5,874
International Paper Company (b)	160	7,488
Linde Public Limited Company	141	66,269
LyondellBasell Industries N.V. - Class A (b)	77	4,436
Martin Marietta Materials, Inc. (b)	18	9,644
Mosaic Company, The	92	3,350
Newmont Corporation	332	19,341
Nucor Corporation (b)	70	9,068
Packaging Corporation of America	27	5,001
PPG Industries, Inc.	66	7,533
Sherwin-Williams Company, The	69	23,821
Smurfit Westrock Public Limited Company (b)	149	6,451
Steel Dynamics, Inc. (b)	40	5,178
Vulcan Materials Company	39	10,240
		296,750
Total Common Stocks (cost $6,271,043)		15,807,250
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 5.3%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	145,688	145,688
Repurchase Agreement with BNS, 4.68% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,722) acquired on 6/30/2025, due 10/3/2025 at $404,940	400,000	400,000
Repurchase Agreement with CIT, 4.78% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,000) acquired on 6/30/2025, due 9/30/2025 at $303,665	300,000	300,000
		845,688
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	122,205	122,205
Total Short Term Investments (cost $967,893)		967,893
Total Investments 105.2% (cost $7,238,936)		16,775,143
Other Derivative Instruments 0.0%		701
Other Assets and Liabilities, Net (5.2)%		(823,118)
Total Net Assets 100.0%		15,952,726

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	17,281	—	921	209	597	2,584	19,541	0.1
JNL Government Money Market Fund, 4.20% - Class I	122,896	449,837	450,528	2,124	—	—	122,205	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	23,987	2,078,623	1,956,922	2,137	—	—	145,688	0.9
	164,164	2,528,460	2,408,371	4,470	597	2,584	287,434	1.8

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	460	September 2025	139,362	701	4,475

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	15,807,250	—	—	15,807,250
Short Term Investments	967,893	—	—	967,893
	16,775,143	—	—	16,775,143
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4,475	—	—	4,475
	4,475	—	—	4,475

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.8%
Information Technology 31.5%
Accenture Public Limited Company - Class A	52	15,679
ACI Worldwide, Inc. (a)	9	398
Adobe Inc. (a)	36	13,880
Advanced Energy Industries, Inc.	3	380
Advanced Micro Devices, Inc. (a)	136	19,312
Akamai Technologies, Inc. (a)	12	971
Allegro Microsystems Inc. (a)	10	337
Amkor Technology, Inc.	12	259
Amphenol Corporation - Class A	102	10,023
Analog Devices, Inc.	42	9,926
ANSYS, Inc. (a)	7	2,536
AppFolio, Inc. - Class A (a)	2	443
Apple Inc.	1,263	259,068
Applied Materials, Inc.	68	12,486
AppLovin Corporation - Class A (a)	19	6,817
Arista Networks, Inc. (a)	86	8,811
Arrow Electronics, Inc. (a)	3	432
Astera Labs, Inc. (a)	11	997
Atlassian Corporation - Class A (a)	13	2,718
Aurora Innovations Inc. - Class A (a) (b)	82	428
Autodesk, Inc. (a)	18	5,571
Avnet, Inc.	8	423
Badger Meter, Inc.	2	565
Belden Inc.	3	404
Bentley Systems, Incorporated - Class B	11	582
Bill Holdings, Inc. (a)	8	388
Blackbaud, Inc. (a)	4	244
Blackline, Inc. (a)	5	281
Box, Inc. - Class A (a)	11	391
Broadcom Inc.	387	106,672
Cadence Design Systems, Inc. (a)	23	7,086
CCC Intelligent Solutions Holdings Inc. (a)	36	335
CDW Corp.	11	1,957
Ciena Corporation (a)	12	957
Cirrus Logic, Inc. (a)	5	503
Cisco Systems, Inc.	334	23,170
Clearwater Analytics Holdings, Inc. - Class A (a)	19	421
Cloudflare, Inc. - Class A (a)	26	5,014
Cognex Corporation	13	416
Cognizant Technology Solutions Corporation - Class A	42	3,308
Coherent Corp. (a)	12	1,055
CommVault Systems, Inc. (a)	4	673
Confluent, Inc. - Class A (a)	22	554
Coreweave, Inc. - Class A (a) (b)	3	555
Corning Incorporated	65	3,400
Credo Technology Group Holding Ltd (a)	12	1,080
CrowdStrike Holdings, Inc. - Class A (a)	20	10,290
Datadog, Inc. - Class A (a)	26	3,484
Dell Technologies Inc. - Class C	25	3,052
DocuSign, Inc. (a)	18	1,365
Dolby Laboratories, Inc. - Class A	5	344
Dropbox, Inc. - Class A (a)	17	491
Dynatrace, Inc. (a)	25	1,387
Elastic N.V. (a)	7	611
Enphase Energy, Inc. (a)	12	495
Entegris, Inc.	13	1,034
EPAM Systems, Inc. (a)	5	843
F5, Inc. (a)	5	1,492
Fabrinet (a)	3	934
Fair Isaac Corporation (a)	2	3,682
First Solar, Inc. (a)	9	1,439
Flex Ltd. (a)	32	1,608
Fortinet, Inc. (a)	55	5,808
Gartner, Inc. (a)	6	2,579
Gen Digital Inc.	49	1,441
GitLab Inc. - Class A (a)	11	477
GoDaddy Inc. - Class A (a)	12	2,128
Guidewire Software, Inc. (a)	7	1,676
Hewlett Packard Enterprise Company	109	2,225
HP, Inc.	80	1,951
HubSpot, Inc. (a)	4	2,351
Informatica Inc. - Class A (a)	16	386
Insight Enterprises, Inc. (a)	2	294
Intapp US, Inc. (a)	5	233
Intel Corporation	364	8,145
InterDigital, Inc. (b)	2	495
International Business Machines Corporation	78	22,905
Intuit Inc.	24	18,528
ionQ, Inc. (a)	20	867
Itron, Inc. (a)	4	544
Jabil Inc.	8	1,784
JFROG Ltd (a)	8	356
Juniper Networks, Inc.	26	1,027
Keysight Technologies, Inc. (a)	15	2,396
KLA Corporation	11	10,019
Kyndryl Holdings, Inc. (a)	20	819
Lam Research Corporation	108	10,514
Lattice Semiconductor Corporation (a)	12	578
Life360, Inc. (a)	7	426
Littelfuse, Inc.	2	483
Lumentum Holdings Inc. (a)	6	589
MACOM Technology Solutions Holdings, Inc. (a)	5	749
Manhattan Associates, Inc. (a)	5	1,047
Mara Holdings, Inc. (a) (b)	27	425
Marvell Technology, Inc.	72	5,556
Microchip Technology Incorporated	45	3,165
Micron Technology, Inc.	93	11,505
Microsoft Corporation	626	311,231
MicroStrategy Incorporated - Class A (a)	22	8,745
Mirion Technologies (US), Inc. - Class A (a)	18	386
MKS Inc.	5	455
MongoDB, Inc. - Class A (a)	6	1,339
Monolithic Power Systems, Inc.	4	2,821
Motorola Solutions, Inc.	14	5,935
NetApp, Inc.	17	1,811
Novanta Inc. (a)	3	417
Nutanix, Inc. - Class A (a)	21	1,612
NVIDIA Corporation	1,986	313,694
NXP Semiconductors N.V.	21	4,512
Okta, Inc. - Class A (a)	13	1,345
ON Semiconductor Corporation (a)	36	1,881
Onto Innovation Inc. (a)	4	369
Oracle Corporation	136	29,805
OSI Systems, Inc. (a)	1	261
Palantir Technologies Inc. - Class A (a)	179	24,448
Palo Alto Networks, Inc. (a)	56	11,385
Pegasystems Inc.	7	386
Plexus Corp. (a)	2	316
Procore Technologies, Inc. (a)	10	662
PTC Inc. (a)	10	1,778
Pure Storage, Inc. - Class A (a)	26	1,477
Q2 Holdings, Inc. (a)	4	419
Qorvo, Inc. (a)	8	655
Qualcomm Incorporated	93	14,797
Qualys, Inc. (a)	3	415
Rambus Inc. (a)	9	562
Roper Technologies, Inc.	9	5,075
Rubrik, Inc. - Class A (a)	9	780
SailPoint, Inc. (a)	6	140
Salesforce, Inc.	78	21,206
Samsara Inc. - Class A (a)	21	824
SanDisk LLC (a)	9	417
Sanmina Corporation (a)	4	424
Seagate Technology Holdings Public Limited Company	17	2,431
SentinelOne, Inc. - Class A (a)	25	453
ServiceNow, Inc. (a)	17	17,839
ServiceTitan, Inc. - Class A (a)	1	144
Silicon Laboratories Inc. (a)	3	419
Sitime Corporation (a)	2	342
Skyworks Solutions, Inc.	13	944
Snowflake Inc. - Class A (a)	28	6,173
Soundhound AI, Inc. - Class A (a) (b)	30	318
SPS Commerce, Inc. (a)	3	439
Super Micro Computer, Inc. (a)	43	2,100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Synopsys, Inc. (a)	13	6,637
TD SYNNEX Corporation	6	832
TE Connectivity Public Limited Company	25	4,254
Teledyne Technologies Incorporated (a)	4	2,014
Tenable Holdings, Inc. (a)	11	370
Teradyne, Inc.	13	1,199
Texas Instruments Incorporated	77	15,904
Trimble Inc. (a)	20	1,507
Twilio Inc. - Class A (a)	13	1,573
Tyler Technologies, Inc. (a)	3	2,068
Uipath, Inc. - Class A (a)	42	537
Unity Software Inc. (a)	27	661
Universal Display Corporation	4	584
Varonis Systems, Inc. (a)	10	520
VeriSign, Inc.	7	2,020
Vontier Corporation	14	513
Western Digital Corporation	28	1,821
Workday, Inc. - Class A (a)	18	4,291
Workiva Inc. - Class A (a)	4	280
Zebra Technologies Corporation - Class A (a)	4	1,293
Zoom Communications, Inc. - Class A (a)	20	1,548
Zscaler, Inc. (a)	8	2,472
		1,546,213
Financials 14.3%
Affiliated Managers Group, Inc.	3	568
Affirm Holdings, Inc. - Class A (a)	22	1,554
AFLAC Incorporated	42	4,391
AGNC Investment Corp. (b)	70	647
Allstate Corporation, The	22	4,434
Ally Financial Inc.	23	885
American Express Company	46	14,738
American Financial Group, Inc.	6	737
American International Group, Inc.	48	4,115
Ameriprise Financial, Inc.	8	4,378
Ameris Bancorp	6	385
Annaly Capital Management, Inc.	49	924
AON Public Limited Company - Class A	18	6,489
Apollo Global Management, Inc.	37	5,314
Arch Capital Group Ltd.	32	2,871
Ares Management Corporation - Class A	17	2,933
Arthur J. Gallagher & Co.	21	6,852
Associated Banc-Corp	16	393
Assurant, Inc.	4	854
Assured Guaranty Ltd.	4	358
Atlantic Union Bank	4	125
AXIS Capital Holdings Limited	6	669
Axos Financial, Inc. (a)	4	286
BancFirst Corporation	1	156
Bank of America Corporation	574	27,178
Bank of New York Mellon Corporation, The (c)	58	5,307
Bank OZK	8	357
Berkshire Hathaway Inc. - Class B (a)	155	75,227
BGC Group, Inc. - Class A	34	350
BlackRock, Inc.	12	12,358
Blackstone Inc. - Class A	62	9,247
Blackstone Mortgage Trust, Inc. - Class A	13	242
Block, Inc. - Class A (a)	46	3,157
Blue Owl Capital Inc. - Class A	48	925
BOK Financial Corporation	2	199
Brown & Brown, Inc.	21	2,278
Cadence Bank	15	482
Capital One Financial Corporation	53	11,324
Cathay General Bancorp	5	226
Charles Schwab Corporation, The	143	13,081
Chubb Limited	32	9,130
Cincinnati Financial Corporation	13	1,933
Citigroup Inc.	159	13,537
Citizens Financial Group, Inc.	37	1,639
CME Group Inc. - Class A	30	8,330
CNO Financial Group, Inc.	8	313
Cohen & Steers, Inc.	1	69
Coinbase Global, Inc. - Class A (a)	17	5,927
Columbia Banking System, Inc.	19	446
Comerica Incorporated	11	641
Commerce Bancshares, Inc.	11	684
Corebridge Financial, Inc.	20	712
Corpay Inc (a)	6	1,850
Credit Acceptance Corporation (a) (b)	1	287
Cullen/Frost Bankers, Inc.	5	646
East West Bancorp, Inc.	12	1,212
Enstar Group Limited (a)	1	260
Equitable Holdings, Inc.	25	1,427
Erie Indemnity Company - Class A	2	740
Essent Group Ltd.	9	550
Euronet Worldwide, Inc. (a)	3	329
Evercore Inc. - Class A	3	811
Everest Group, Ltd.	4	1,282
F.N.B. Corporation	33	481
FactSet Research Systems Inc.	3	1,457
Federated Hermes, Inc. - Class B	7	304
Fidelity National Financial, Inc. - Class A	22	1,252
Fidelity National Information Services, Inc.	44	3,562
Fifth Third Bancorp	57	2,328
First American Financial Corporation	10	594
First Bancorp.	11	229
First Citizens BancShares, Inc. - Class A	1	1,694
First Financial Bankshares, Inc.	11	401
First Hawaiian, Inc.	10	260
First Horizon Corporation	50	1,058
FirstCash, Inc.	4	489
Fiserv, Inc. (a)	46	7,966
Flagstar Financial, Inc.	23	247
Franklin Resources, Inc.	26	623
Freedom Holding Corp. (a) (b)	1	148
Fulton Financial Corporation	10	171
Glacier Bancorp, Inc.	10	419
Global Payments Inc.	21	1,702
Globe Life Inc.	6	766
Goldman Sachs Group, Inc., The	26	18,559
HA Sustainable Infrastructure Capital, Inc. (b)	10	262
Hamilton Lane Incorporated - Class A	4	532
Hancock Whitney Corporation	8	469
Hanover Insurance Group Inc, The	3	509
Hartford Insurance Group, Inc., The	24	3,092
Home BancShares, Inc.	15	432
Houlihan Lokey, Inc. - Class A	4	782
Huntington Bancshares Incorporated	119	2,000
Independence Holdings, LLC	10	563
Interactive Brokers Group, Inc. - Class A	35	1,964
Intercontinental Exchange, Inc.	48	8,836
International Bancshares Corporation	5	309
Invesco Ltd.	25	401
Jack Henry & Associates, Inc.	6	1,097
Jackson Financial Inc. - Class A (c)	6	526
Janus Henderson Group PLC	11	427
Jefferies Financial Group Inc.	13	729
JPMorgan Chase & Co.	235	68,052
KeyCorp	82	1,425
Kinsale Capital Group, Inc.	2	839
KKR & Co. Inc. - Class A	56	7,437
Lazard, Inc.	7	347
Lincoln National Corporation	14	472
Loews Corporation	15	1,339
LPL Financial Holdings Inc.	7	2,465
M&T Bank Corporation	14	2,696
Markel Group Inc. (a)	1	1,967
MarketAxess Holdings Inc.	3	697
Marsh & Mclennan Companies, Inc.	41	9,059
MasterCard Incorporated - Class A	69	38,705
Mercury General Corporation	3	174
MetLife, Inc.	47	3,789
MGIC Investment Corporation	14	384
Moelis & Company - Class A	7	421
Moody's Corporation	13	6,671
Morgan Stanley	104	14,709
Morningstar, Inc.	2	708
Mr. Cooper Group Inc. (a)	5	773
MSCI Inc. - Class A	6	3,569
Nasdaq, Inc.	33	2,920

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Northern Trust Corporation	16	2,066
Old National Bancorp	29	625
Old Republic International Corporation	21	804
Palomar Holdings, Inc. (a)	2	297
PayPal Holdings, Inc. (a)	82	6,081
PennyMac Financial Services, Inc.	3	264
Pinnacle Financial Partners, Inc.	6	694
Piper Sandler Companies	1	344
PJT Partners Inc. - Class A	1	222
Popular, Inc.	6	631
Primerica, Inc.	3	774
Principal Financial Group, Inc.	18	1,397
Prosperity Bancshares, Inc.	8	562
Prudential Financial, Inc.	30	3,252
Radian Group Inc.	13	459
Raymond James Financial, Inc.	14	2,213
Regions Financial Corporation	76	1,799
Reinsurance Group of America, Incorporated	6	1,123
Remitly Global, Inc. (a)	15	286
RenaissanceRe Holdings Ltd	4	1,005
RITHM Capital Corp.	43	480
RLI Corp.	7	486
Robinhood Markets, Inc. - Class A (a)	62	5,783
Ryan Specialty Group Holdings, Inc. - Class A	10	667
S&P Global Inc.	26	13,639
SEI Investments Company	9	828
Selective Insurance Group, Inc.	5	415
ServisFirst Bancshares, Inc.	5	385
Shift4 Payments, LLC - Class A (a) (b)	5	530
SLM Corporation	18	600
SoFi Technologies, Inc. (a)	89	1,627
Southstate Corporation	7	606
Starwood Property Trust, Inc. (b)	27	546
State Street Corporation	25	2,634
StepStone Group Inc. - Class A	6	307
Stifel Financial Corp.	9	933
StoneX Group Inc. (a)	3	266
Synchrony Financial	31	2,067
Synovus Financial Corp.	12	626
T. Rowe Price Group, Inc.	18	1,779
Texas Capital Bancshares, Inc. (a)	4	308
TFS Financial Corporation	8	102
The Carlyle Group, Inc.	18	907
The PNC Financial Services Group, Inc.	33	6,205
The Progressive Corporation	49	13,104
The Western Union Company	28	233
Toast, Inc. - Class A (a)	41	1,816
TPG Inc. - Class A	8	422
Tradeweb Markets Inc. - Class A	10	1,445
Travelers Companies, Inc., The	19	5,137
Truist Financial Corporation	111	4,760
U.S. Bancorp	132	5,971
UMB Financial Corporation	4	438
United Bankshares, Inc.	11	411
United Community Banks, Inc.	11	328
Unum Group	13	1,063
Upstart Holdings, Inc. (a) (b)	7	452
Valley National Bancorp	45	397
Victory Capital Holdings, Inc. - Class A	4	238
Visa Inc. - Class A	145	51,419
Voya Financial, Inc.	8	575
W. R. Berkley Corporation	24	1,747
Webster Financial Corporation	15	833
Wells Fargo & Company	276	22,144
Western Alliance Bancorporation	10	776
Wex, Inc. (a)	2	348
White Mountains Insurance Group Ltd	—	391
Willis Towers Watson Public Limited Company	8	2,425
Wintrust Financial Corporation	6	716
Zions Bancorporation, National Association	6	328
Zurich American Corporation	6	361
		702,909
Consumer Discretionary 10.7%
Abercrombie & Fitch Co. - Class A (a)	4	333
Acushnet Holdings Corp.	2	162
ADT, Inc.	20	173
Adtalem Global Education Inc. (a)	3	321
Airbnb, Inc. - Class A (a)	35	4,599
Amazon.com, Inc. (a)	815	178,832
Aptiv PLC (a)	19	1,281
Aramark	21	893
Asbury Automotive Group, Inc. (a)	2	450
Autoliv, Inc.	6	653
AutoNation, Inc. (a)	2	407
AutoZone, Inc. (a)	1	5,294
Bath & Body Works, Inc.	19	563
Best Buy Co., Inc.	17	1,118
Booking Holdings Inc.	3	15,880
Boot Barn Holdings, Inc. (a)	2	357
BorgWarner Inc.	16	528
Boyd Gaming Corporation	5	372
Bright Horizons Family Solutions, Inc. (a)	5	590
Brinker International, Inc. (a)	4	639
Brunswick Corporation	5	285
Burlington Stores, Inc. (a)	6	1,290
Caesars Entertainment, Inc. (a)	14	405
CarMax, Inc. (a)	14	914
Carnival Corporation (a)	89	2,494
Carvana Co. - Class A (a)	11	3,721
CAVA Group, Inc. (a)	8	679
Cavco Industries, Inc. (a)	1	255
Chewy, Inc. - Class A (a)	16	664
Chipotle Mexican Grill, Inc. (a)	114	6,381
Choice Hotels International, Inc. (b)	3	357
Churchill Downs Incorporated	6	652
Columbia Sportswear Company	3	189
Coupang, Inc. - Class A (a)	105	3,141
Crocs, Inc. (a)	5	506
D.R. Horton, Inc.	21	2,726
Darden Restaurants, Inc.	10	2,150
Deckers Outdoor Corporation (a)	13	1,303
Dick's Sporting Goods, Inc.	5	955
Dillard's, Inc. - Class A (b)	—	191
DK Crown Holdings Inc. - Class A (a)	40	1,697
Domino's Pizza, Inc.	3	1,140
DoorDash, Inc. - Class A (a)	31	7,534
Dorman Products, Inc. (a)	2	257
Duolingo, Inc. - Class A (a)	3	1,374
Dutch Bros Inc. - Class A (a)	10	686
eBay Inc.	40	3,000
ETSY, Inc. (a)	8	408
Expedia Group, Inc.	10	1,753
Five Below, Inc. (a)	5	627
Floor & Decor Holdings, Inc. - Class A (a)	9	646
Flutter Entertainment Public Limited Company (a)	14	4,006
Ford Motor Company	331	3,589
Frontdoor, Inc. (a)	6	327
GameStop Corp. - Class A (a) (b)	36	874
Gap, Inc., The	16	340
Garmin Ltd.	14	2,826
General Motors Company	80	3,948
Gentex Corporation	16	349
Genuine Parts Company	11	1,388
Global Business Travel Group, Inc. - Class A (a) (b)	18	114
Grand Canyon Education, Inc. (a)	3	495
Group 1 Automotive, Inc.	1	455
H & R Block, Inc.	12	681
Hasbro, Inc.	11	834
Hilton Grand Vacations Inc. (a)	4	168
Hilton Worldwide Holdings Inc.	19	5,171
Home Depot, Inc., The	83	30,573
Hyatt Hotels Corporation - Class A	3	485
Installed Building Products, Inc.	2	351
KB Home	6	335
Kontoor Brands, Inc.	4	282
Las Vegas Sands Corp.	32	1,374
Lear Corporation	4	417
Lennar Corporation - Class A	19	2,095
Lennar Corporation - Class B	1	123

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Life Time Group Holdings, Inc. (a)	9	285
Light & Wonder, Inc. (a)	7	673
Lithia Motors, Inc. - Class A	2	756
LKQ Corporation	22	830
Lowe`s Companies, Inc.	47	10,441
Lucid Group, Inc. (a) (b)	91	191
Lululemon Athletica Inc. (a)	9	2,163
Macy's, Inc.	28	321
Marriott International, Inc. - Class A	19	5,256
Mattel, Inc. (a)	31	614
McDonald's Corporation	60	17,595
MercadoLibre, Inc. (a)	4	10,353
Meritage Homes Corporation	6	420
MGM Resorts International (a)	19	644
Modine Manufacturing Company (a)	5	466
Mohawk Industries, Inc. (a)	4	454
Murphy USA Inc.	1	566
NIKE, Inc. - Class B	97	6,921
Norwegian Cruise Line Holdings Ltd. (a)	32	649
NVR, Inc. (a)	—	1,736
Ollie's Bargain Outlet Holdings, Inc. (a)	6	755
O'Reilly Automotive, Inc. (a)	72	6,505
Penske Automotive Group, Inc.	1	236
Planet Fitness, Inc. - Class A (a)	7	767
Pool Corporation	3	938
PulteGroup, Inc.	17	1,788
PVH Corp.	5	351
Ralph Lauren Corporation - Class A	3	932
RH (a)	1	250
Rivian Automotive, Inc. - Class A (a)	62	847
Ross Stores, Inc.	27	3,423
Royal Caribbean Cruises Ltd.	21	6,631
Service Corporation International	12	1,003
Shake Shack, Inc. - Class A (a)	3	422
Six Flags Entertainment Corporation (a) (b)	7	219
Skechers U.S.A., Inc. - Class A (a)	12	726
Skyline Champion Corporation (a)	5	332
Somnigroup International Inc.	16	1,058
Starbucks Corporation	95	8,744
Stride, Inc. (a)	3	502
Tapestry, Inc.	17	1,478
Taylor Morrison Home II Corporation - Class A (a)	9	553
Tesla Inc. (a)	236	74,839
Texas Roadhouse, Inc. - Class A	6	1,073
Thor Industries, Inc. (b)	4	366
TJX Companies, Inc., The	94	11,661
Toll Brothers, Inc.	9	1,002
TopBuild Corp. (a)	2	802
Tractor Supply Company	41	2,143
Travel + Leisure Co.	7	344
Ulta Beauty, Inc. (a)	4	1,800
Urban Outfitters, Inc. (a)	4	261
V.F. Corporation	29	338
Vail Resorts, Inc.	3	460
Valvoline, Inc. (a)	13	475
Wayfair Inc. - Class A (a)	9	441
Whirlpool Corporation	5	470
Williams-Sonoma, Inc.	11	1,738
Wingstop Inc.	2	820
Wyndham Hotels & Resorts, Inc.	7	565
Wynn Resorts, Limited	7	627
Yum! Brands, Inc.	23	3,450
		526,894
Industrials 9.6%
3M Company	45	6,832
A. O. Smith Corporation	10	652
AAON, Inc.	6	421
ABM Industries Incorporated	6	292
Acuity Brands, Inc.	3	743
Advanced Drainage Systems, Inc.	6	680
AECOM	10	1,148
AeroVironment, Inc. (a)	2	633
AGCO Corporation	5	491
Air Lease Corporation - Class A	8	479
Alaska Air Group, Inc. (a)	11	536
Allegion Public Limited Company	8	1,103
Allison Systems, Inc.	7	652
Amentum Holdings, Inc. (a)	10	237
American Airlines Group Inc. (a) (b)	48	543
AMETEK, Inc.	19	3,519
API Group Corporation (a)	16	797
Applied Industrial Technologies, Inc.	3	731
Archer Aviation Inc. - Class A (a) (b)	38	414
Arcosa, Inc.	4	325
Armstrong World Industries, Inc.	4	615
ATI Inc. (a)	11	944
Automatic Data Processing, Inc.	34	10,540
Avis Budget Group, Inc. (a)	1	211
Axon Enterprise, Inc. (a)	6	5,209
Boeing Company, The (a)	63	13,150
Boise Cascade Company	4	325
Booz Allen Hamilton Holding Corporation - Class A	11	1,143
Brady Corporation - Class A	4	243
Brink's Company, The	4	319
Broadridge Financial Solutions, Inc.	10	2,367
Builders FirstSource, Inc. (a)	9	1,096
BWXT Government Group, Inc.	7	1,052
C.H. Robinson Worldwide, Inc.	9	899
Caci International Inc. - Class A (a)	2	891
Carlisle Companies Incorporated	3	1,273
Carrier Global Corporation	68	4,950
Casella Waste Systems, Inc. - Class A (a)	5	563
Caterpillar Inc.	40	15,597
CBIZ, Inc. (a)	4	283
Chart Industries, Inc. (a)	3	532
Cintas Corporation	29	6,452
Clarivate PLC (a) (b)	35	149
Clean Harbors, Inc. (a)	4	987
CNH Industrial N.V.	78	1,005
Comfort Systems USA, Inc.	3	1,634
Construction Partners, Inc. - Class A (a)	4	386
Copart, Inc. (a)	70	3,413
Core & Main, Inc. - Class A (a)	15	914
Crane Company	4	719
CSW Industrials, Inc.	2	443
CSX Corporation	158	5,145
Cummins Inc.	12	3,771
Curtiss-Wright Corporation	3	1,611
Dayforce, Inc. (a)	12	681
Deere & Company	21	10,658
Delta Air Lines, Inc.	53	2,625
Donaldson Company, Inc.	10	693
Dover Corporation	12	2,125
Dun & Bradstreet Holdings, Inc.	22	204
Dycom Industries, Inc. (a)	2	570
Eaton Corporation Public Limited Company	33	11,922
EMCOR Group, Inc.	4	1,958
Emerson Electric Co.	47	6,283
EnerSys	4	352
Enpro Inc.	2	340
Equifax Inc.	10	2,673
ESAB Corporation	5	606
ESCO Technologies Inc.	2	379
ExlService Holdings, Inc. (a)	13	578
Expeditors International of Washington, Inc. - Class A	12	1,317
Exponent, Inc.	5	369
Fastenal Company	97	4,071
Federal Signal Corporation	5	525
FedEx Corporation	19	4,228
Ferguson Enterprises Inc.	17	3,701
Flowserve Corporation	12	631
Fluor Corporation (a)	14	718
Fortive Corporation	29	1,536
Fortune Brands Innovations, Inc.	8	395
Franklin Electric Co., Inc.	3	269
FTAI Aviation Ltd.	9	985
FTI Consulting, Inc. (a)	3	547
Gates Industrial Corporation PLC (a)	17	400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
GATX Corporation	3	433
GE Vernova Inc.	23	12,268
Generac Holdings Inc. (a)	5	749
General Dynamics Corporation	20	5,956
General Electric Company	90	23,168
Genpact Limited	14	628
GEO Group, Inc., The (a)	11	253
Graco Inc.	15	1,251
Granite Construction Incorporated (b)	3	324
Griffon Corporation	4	290
GXO Logistics Inc. (a)	10	501
Hayward Holdings, Inc. (a)	8	109
HEICO Corporation	4	1,169
HEICO Corporation - Class A	6	1,629
Herc Holdings Inc.	2	327
Hexcel Corporation	6	359
Honeywell International Inc.	54	12,602
Howmet Aerospace Inc.	33	6,109
Hubbell Incorporated	4	1,803
Huntington Ingalls Industries, Inc.	3	750
IDEX Corporation	6	1,128
IES Holdings, Inc. (a)	1	224
Illinois Tool Works Inc.	25	6,079
Ingersoll Rand Inc.	34	2,845
ITT Inc.	7	1,065
J.B. Hunt Transport Services, Inc.	7	1,002
Jacobs Solutions Inc.	10	1,374
JBT Marel Corporation	4	471
Joby Aviation, Inc. - Class A (a) (b)	37	390
Johnson Controls International Public Limited Company	55	5,815
Kadant Inc.	1	348
Karman Holdings Inc. (a)	3	152
KBR, Inc.	12	581
Kirby Corporation (a)	5	553
Knight-Swift Transportation Holdings Inc. - Class A	12	542
Korn Ferry	4	294
Kratos Defense & Security Solutions, Inc. (a)	12	539
L3Harris Technologies, Inc.	16	3,981
Landstar System, Inc.	3	419
Leidos Holdings, Inc.	10	1,576
Lennox International Inc.	3	1,519
Leonardo DRS, Inc.	5	229
Lincoln Electric Holdings, Inc.	5	1,029
Loar Holdings Inc. (a)	2	152
Lockheed Martin Corporation	17	7,784
Lyft, Inc. - Class A (a)	33	519
Masco Corporation	18	1,169
MasTec, Inc. (a)	5	920
Matson Intermodal - Paragon, Inc.	3	292
Maximus, Inc.	4	299
Middleby Corporation, The (a)	5	710
Mine Safety Appliances Company, LLC	3	580
MOOG Inc. - Class A	2	411
MSC Industrial Direct Co., Inc. - Class A	4	302
Mueller Industries, Inc.	9	706
Mueller Water Products, Inc. - Class A	11	271
Nextracker LLC - Class A (a)	13	705
Nordson Corporation	4	900
Norfolk Southern Corporation	19	4,844
Northrop Grumman Corporation	12	6,113
Nvent Electric Public Limited Company	14	1,040
Old Dominion Freight Line, Inc.	15	2,366
Oshkosh Corporation	5	611
Otis Worldwide Corporation	32	3,188
Owens Corning	8	1,051
PACCAR Inc	44	4,149
Parker-Hannifin Corporation	10	7,216
Parsons Corporation (a)	4	278
Paychex, Inc.	27	3,917
Paycom Software, Inc.	4	1,008
Paylocity Holding Corporation (a)	4	689
Pentair Public Limited Company	14	1,449
Primoris Services Corporation	4	339
Quanta Services, Inc.	12	4,584
Ralliant Corporation (a)	10	476
RBC Bearings Incorporated (a)	2	933
Regal Rexnord Corporation	5	782
Republic Services, Inc.	17	4,216
Robert Half Inc.	9	377
Rocket Lab Corporation (a)	30	1,085
Rockwell Automation, Inc.	10	3,242
Rollins, Inc.	26	1,449
RTX Corporation	112	16,346
Rush Enterprises, Inc. - Class A	4	225
Ryder System, Inc.	4	629
Saia, Inc. (a)	2	659
Science Applications International Corporation	4	436
Sensata Technologies Holding PLC	11	335
SilverSun Techologies, Inc. (a)	42	905
Simpson Manufacturing Co., Inc.	4	615
SiteOne Landscape Supply, Inc. (a)	4	501
SkyWest, Inc. (a)	3	341
Snap-on Incorporated	5	1,402
Southwest Airlines Co. (b)	44	1,431
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	380
SPX Technologies, Inc. (a)	4	676
SS&C Technologies Holdings, Inc.	18	1,526
StandardAero, Inc. (a)	11	346
Stanley Black & Decker, Inc.	13	900
Sterling Infrastructure, Inc. (a)	3	617
Tecnoglass Inc.	2	140
Tetra Tech, Inc.	21	772
Textron Inc.	16	1,301
Timken Company, The	6	405
Toro Company, The	9	621
Trane Technologies Public Limited Company	19	8,247
TransDigm Group Incorporated	5	6,857
TransUnion	17	1,470
Trex Company, Inc. (a)	9	488
Trinet Group, Inc.	2	118
Uber Technologies, Inc. (a)	177	16,477
UFP Industries, Inc.	5	510
U-Haul Holding Company (a) (b)	1	71
U-Haul Holding Company - Series N	7	375
UL Solutions Inc. - Class A	4	322
Union Pacific Corporation	50	11,526
United Airlines Holdings, Inc. (a)	27	2,149
United Parcel Service, Inc. - Class B	61	6,167
United Rentals, Inc.	6	4,191
Valmont Industries, Inc.	2	599
Veralto Corporation	20	1,997
Verisk Analytics, Inc.	12	3,759
Verra Mobility Corporation - Class A (a)	14	353
Vertiv Holdings Co - Class A	32	4,079
W.W. Grainger, Inc.	4	3,857
Waste Management, Inc.	31	7,067
Watsco, Inc.	3	1,334
Watts Water Technologies, Inc. - Class A	3	627
WESCO International, Inc.	4	700
Westinghouse Air Brake Technologies Corporation	14	3,033
Willscot Holdings Corporation - Class A	17	454
Woodward, Inc.	5	1,185
XPO, Inc. (a)	9	1,166
Xylem Inc.	20	2,598
Zurn Elkay Water Solutions Corporation	12	448
		470,086
Communication Services 9.4%
Alphabet Inc. - Class A	490	86,383
Alphabet Inc. - Class C	432	76,604
AST Spacemobile, Inc. - Class A (a) (b)	17	775
AT&T Inc.	603	17,450
Cinemark Holdings, Inc. (b)	10	290
Comcast Corporation - Class A	316	11,295
Digital World Acquisition Corp. (a)	8	140
EchoStar Corporation - Class A (a)	11	294
Electronic Arts Inc.	20	3,187
Former Charter Communications Parent, Inc. - Class A (a)	8	3,308
Fox Corporation - Class A	18	1,000
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Fox Corporation - Class B	11	555
Frontier Communications Parent, Inc. (a)	17	603
Liberty Broadband Corporation - Series A (a)	1	90
Liberty Broadband Corporation - Series C (a)	9	925
Liberty Global Ltd. - Class A (a)	14	143
Liberty Global Ltd. - Class C (a)	3	33
Liberty Media Corporation - Series A (a)	2	195
Liberty Media Corporation - Series A (a)	2	180
Liberty Media Corporation - Series C (a)	4	334
Liberty Media Corporation - Series C (a)	18	1,891
Live Nation Entertainment, Inc. (a)	12	1,796
Lumen Technologies, Inc. (a)	90	395
Match Group, Inc.	21	641
Meta Platforms, Inc. - Class A	184	136,026
Netflix, Inc. (a)	36	48,103
News Corporation - Class A	32	954
News Corporation - Class B	8	279
Nexstar Media Group, Inc. - Class A	3	457
Omnicom Group Inc.	17	1,203
Paramount Global - Class B	48	616
Pinterest, Inc. - Class A (a)	50	1,776
Reddit, Inc. - Class A (a)	10	1,542
Roblox Corporation - Class A (a)	51	5,373
Roku, Inc. - Class A (a)	11	959
Sirius XM Holdings Inc. (b)	19	433
Snap Inc. - Class A (a)	92	800
Sphere Entertainment Co. - Class A (a)	1	229
Take-Two Interactive Software, Inc. (a)	14	3,488
Telephone and Data Systems, Inc.	7	249
The Interpublic Group of Companies, Inc.	30	743
The New York Times Company - Class A	13	724
TKO Group Holdings Inc. - Class A	6	1,047
T-Mobile US, Inc.	39	9,324
Trade Desk, Inc., The - Class A (a)	37	2,670
Verizon Communications Inc.	353	15,287
Walt Disney Company, The	152	18,839
Warner Bros. Discovery, Inc. - Series A (a)	185	2,125
Warner Music Group Corp. - Class A	12	315
ZoomInfo Technologies Inc. - Class A (a)	32	327
		462,395
Health Care 9.3%
Abbott Laboratories	146	19,823
AbbVie Inc.	148	27,540
ADMA Biologics, Inc. (a)	21	384
Agilent Technologies, Inc.	24	2,823
Akero Therapeutics Inc. (a)	5	287
Align Technology, Inc. (a)	6	1,073
Alignment Healthcare, Inc. (a)	10	138
Alkermes Public Limited Company (a)	11	322
Alnylam Pharmaceuticals, Inc. (a)	11	3,551
Amedisys, Inc. (a)	3	312
Amgen Inc.	45	12,576
Arcellx Inc. (a)	3	225
Avantor, Inc. (a)	54	725
Avidity Biosciences, Inc. (a)	8	230
Axsome Therapeutics, Inc. (a)	3	342
Baxter International Inc.	42	1,261
Becton, Dickinson and Company	24	4,187
Biogen Inc. (a)	11	1,416
BioMarin Pharmaceutical Inc. (a)	16	868
Bio-Rad Laboratories, Inc. - Class A (a)	2	451
Bio-Techne Corporation	15	745
Blueprint Medicines Corporation (a)	5	657
Boston Scientific Corporation (a)	124	13,282
Bridgebio Pharma, Inc. (a)	12	509
Bristol-Myers Squibb Company	171	7,930
Bruker Corporation	8	312
Canticle Pharmaceuticals, Inc. (a)	2	490
Cardinal Health, Inc.	21	3,448
Cencora, Inc.	15	4,612
Centene Corporation (a)	38	2,085
Charles River Laboratories International, Inc. (a)	4	624
Chemed Corporation	1	660
Cigna Group, The	22	7,362
Cooper Companies, Inc., The (a)	17	1,217
Corcept Therapeutics Incorporated (a)	8	585
CorVel Corporation (a)	2	193
Crinetics Pharmaceuticals, Inc. (a)	7	201
CRISPR Therapeutics AG (a) (b)	8	396
CVS Health Corporation	105	7,233
Cytokinetics, Incorporated (a)	10	334
Danaher Corporation	54	10,640
Davita Inc. (a)	4	533
DexCom, Inc. (a)	32	2,817
Doximity, Inc. - Class A (a)	12	744
Edwards Lifesciences Corporation (a)	49	3,856
Elanco Animal Health Incorporated (a)	37	527
Elevance Health, Inc.	19	7,344
Eli Lilly and Company	67	52,463
Encompass Health Corporation	8	1,036
Exact Sciences Corporation (a)	16	838
Exelixis, Inc. (a)	21	927
GE HealthCare Technologies Inc.	38	2,801
Gilead Sciences, Inc.	104	11,564
Glaukos Corporation (a)	5	513
Globus Medical, Inc. - Class A (a)	10	617
Guardant Health, Inc. (a)	10	509
Haemonetics Corporation (a)	3	235
Halozyme Therapeutics, Inc. (a)	12	604
HCA Healthcare, Inc.	15	5,619
HealthEquity, Inc. (a)	7	727
Henry Schein, Inc. (a)	8	615
Hims & Hers Health, Inc. - Class A (a) (b)	17	852
Hologic, Inc. (a)	18	1,187
Humana Inc.	10	2,470
ICU Medical, Inc. (a)	2	217
IDEXX Laboratories, Inc. (a)	7	3,591
Illumina, Inc. (a)	14	1,291
Incyte Corporation (a)	13	870
Insmed Incorporated (a)	15	1,527
Inspire Medical Systems, Inc. (a)	2	306
Insulet Corporation (a)	6	1,838
Integer Holdings Corporation (a)	3	363
Intuitive Surgical, Inc. (a)	30	16,184
Ionis Pharmaceuticals, Inc. (a)	11	449
IQVIA Holdings Inc (a)	15	2,308
Jazz Pharmaceuticals Public Limited Company (a)	6	604
Johnson & Johnson	202	30,901
Krystal Biotech, Inc. (a)	2	242
Labcorp Holdings Inc.	7	1,850
Lantheus Holdings, Inc. (a) (b)	6	479
Masimo Corporation (a)	4	643
McKesson Corporation	11	7,788
Medpace Holdings, Inc. (a)	2	650
Medtronic, Inc.	108	9,420
Merck & Co., Inc.	213	16,857
Merit Medical Systems, Inc. (a)	5	499
Mettler-Toledo International Inc. (a)	2	2,060
Moderna, Inc. (a)	28	762
Molina Healthcare, Inc. (a)	4	1,322
Natera, Inc. (a)	11	1,924
Neurocrine Biosciences, Inc. (a)	8	1,060
Nuvalent, Inc. - Class A (a)	4	281
Option Care Health, Inc. (a)	15	500
Organon & Co.	22	217
Penumbra, Inc. (a)	3	764
Perrigo Company Public Limited Company	12	334
Pfizer Inc.	476	11,532
Prestige Consumer Healthcare Inc. (a)	4	281
Procept Biorobotics Corporation (a)	4	241
PTC Therapeutics, Inc. (a)	6	286
Quest Diagnostics Incorporated	9	1,691
RadNet, Inc. (a)	5	299
Regeneron Pharmaceuticals, Inc.	9	4,642
Repligen Corporation (a)	4	550
ResMed Inc.	12	3,198
Revolution Medicines, Inc. (a)	14	521
Revvity, Inc.	11	1,030
Rhythm Pharmaceuticals, Inc. (a)	4	256

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Roivant Sciences Ltd. (a)	37	418
Royalty Pharma PLC - Class A	29	1,045
Sarepta Therapeutics, Inc. (a)	8	137
Soleno Therapeutics, Inc. (a)	3	212
Solventum Corporation (a)	12	926
Sotera Health LLC (a)	10	107
Steris Public Limited Company	8	1,981
Stryker Corporation	30	11,999
Summit Therapeutics Inc. (a) (b)	10	218
Teleflex Incorporated	4	506
Tempus AI, Inc. - Class A (a) (b)	8	479
Tenet Healthcare Corporation (a)	7	1,315
TG Therapeutics, Inc. (a)	13	462
The Ensign Group, Inc.	5	783
Thermo Fisher Scientific Inc.	32	12,842
Ultragenyx Pharmaceutical Inc. (a)	6	205
United Therapeutics Corporation (a)	4	1,025
UnitedHealth Group Incorporated	76	23,860
Universal Health Services, Inc. - Class B	5	924
Vaxcyte, Inc. (a)	9	277
Veeva Systems Inc. - Class A (a)	13	3,600
Vertex Pharmaceuticals Incorporated (a)	22	9,630
Viatris Inc.	103	919
Viking Therapeutics, Inc. (a)	6	158
Waters Corporation (a)	5	1,697
Waystar Holding Corp. (a)	8	333
West Pharmaceutical Services, Inc.	6	1,303
Zimmer Biomet Holdings, Inc.	17	1,530
Zoetis Inc. - Class A	37	5,811
		458,777
Consumer Staples 5.2%
Albertsons Companies, Inc. - Class A	35	757
Altria Group, Inc.	142	8,339
Archer-Daniels-Midland Company	37	1,958
Bellring Intermediate Holdings, Inc. (a)	10	597
BJ's Wholesale Club Holdings, Inc. (a)	11	1,135
Brown-Forman Corporation - Class A	3	95
Brown-Forman Corporation - Class B	24	659
Bunge Global SA	12	942
Cal-Maine Foods, Inc.	4	356
Campbell's Company, The	16	477
Casey's General Stores, Inc.	3	1,621
Celsius Holdings, Inc. (a)	14	651
Church & Dwight Co., Inc.	21	1,984
Clorox Company, The	11	1,287
Coca-Cola Company, The	328	23,231
Coca-Cola Consolidated, Inc.	5	546
Colgate-Palmolive Company	69	6,255
Conagra Brands, Inc.	39	806
Constellation Brands, Inc. - Class A	13	2,081
Costco Wholesale Corporation	37	36,928
Coty Inc. - Class A (a)	40	186
Darling Ingredients Inc. (a)	12	462
Dollar General Corporation	18	2,081
Dollar Tree, Inc. (a)	17	1,702
e.l.f. Beauty, Inc. (a) (b)	5	581
Estee Lauder Companies Inc., The - Class A	19	1,540
Flowers Foods, Inc. (b)	14	216
Freshpet, Inc. (a) (b)	4	270
General Mills, Inc.	46	2,403
Hormel Foods Corporation	22	680
Ingredion Incorporated	6	794
Interparfums, Inc.	2	275
J. M. Smucker Company, The	9	848
Kellanova	23	1,823
Kenvue Inc.	147	3,077
Keurig Dr Pepper Inc.	99	3,287
Kimberly-Clark Corporation	28	3,625
Kraft Heinz Company, The	73	1,896
Kroger Co., The	50	3,582
Lamb Weston Holdings, Inc.	11	546
Lancaster Colony Corporation	1	241
Maplebear Inc. (a)	13	607
McCormick & Company, Incorporated	21	1,590
Molson Coors Beverage Company - Class B	15	705
Mondelez International, Inc. - Class A	109	7,372
Monster Beverage 1990 Corporation (a)	58	3,610
National Beverage Corp.	—	19
PepsiCo, Inc.	116	15,255
Performance Food Group Company (a)	13	1,137
Philip Morris International Inc.	130	23,736
Pilgrim's Pride Corporation	2	75
Post Holdings, Inc. (a)	4	447
Primo Brands Corporation - Class A	18	547
Procter & Gamble Company, The	197	31,394
Reynolds Consumer Products Inc.	4	83
Simply Good Foods Company, The (a)	8	249
Sprouts Farmers Market, Inc. (a)	9	1,435
Sysco Corporation	41	3,096
Target Corporation	39	3,840
The Hershey Company	13	2,110
Tyson Foods, Inc. - Class A	25	1,372
US Foods Holding Corp. (a)	20	1,524
Walgreens Boots Alliance, Inc.	60	691
Walmart Inc.	364	35,579
WD-40 Company	1	241
		257,534
Energy 3.0%
Antero Midstream Corporation	22	426
Antero Resources Corporation (a)	21	856
Apa Corp.	31	568
Archrock, Inc.	14	346
Baker Hughes Company - Class A	84	3,214
California Resources Corporation	6	276
ChampionX Corporation	17	411
Cheniere Energy, Inc.	19	4,630
Chevron Corporation	136	19,515
Chord Energy Corporation	5	487
CNX Resources Corporation (a)	13	450
Comstock Resources, Inc. (a)	7	201
ConocoPhillips	107	9,563
Core Natural Resources, Inc.	4	253
Coterra Energy Inc.	62	1,564
Devon Energy Corporation	50	1,593
Diamondback Energy, Inc.	16	2,182
DT Midstream, Inc.	8	859
EOG Resources, Inc.	46	5,524
EQT Corporation	50	2,921
Expand Energy Corporation	19	2,240
Exxon Mobil Corporation	364	39,269
Halliburton Company	74	1,499
Hess Corporation	24	3,343
HF Sinclair Corporation	15	606
Kinder Morgan, Inc.	164	4,811
Magnolia Oil & Gas Corporation - Class A	16	359
Marathon Petroleum Corporation	26	4,352
Matador Resources Company	11	539
Murphy Oil Corporation	13	294
Noble Corporation 2022 Limited	9	247
NOV Inc.	31	385
Occidental Petroleum Corporation	56	2,336
ONEOK, Inc.	52	4,234
Ovintiv Canada ULC	23	865
Permian Resources Corporation - Class A	49	674
Phillips 66	34	4,033
Range Resources Corporation	20	793
Schlumberger Limited	111	3,767
Targa Resources Corp.	18	3,195
TechnipFMC PLC	34	1,163
Texas Pacific Land Corporation	2	1,698
Valero Energy Corporation	27	3,599
Venture Global, Inc. - Class A (b)	9	140
Viper Energy, Inc. - Class A	10	375
Weatherford International Public Limited Company	6	319
Williams Companies, Inc., The	102	6,435
		147,409
Real Estate 2.3%
Agree Realty Corporation	8	615

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Alexandria Real Estate Equities, Inc.	13	947
American Healthcare REIT, Inc.	14	516
American Homes 4 Rent - Class A	26	941
American Tower Corporation	39	8,674
Americold Realty Trust, Inc.	21	346
AvalonBay Communities, Inc.	12	2,422
Brixmor Property Group Inc.	23	601
Broadstone Net Lease, Inc.	18	284
BXP, Inc.	13	883
Camden Property Trust	9	1,048
Caretrust REIT, Inc.	16	477
CBRE Group, Inc. - Class A (a)	26	3,581
Compass, Inc. - Class A (a)	36	225
COPT Defense Properties	9	261
CoStar Group, Inc. (a)	33	2,662
Cousins Properties Incorporated	14	430
Crown Castle Inc.	35	3,607
Cubesmart, L.P.	18	766
Digital Realty Trust, Inc.	27	4,651
EastGroup Properties, Inc.	4	651
EPR Properties	8	441
Equinix, Inc.	8	6,493
Equity Lifestyle Properties, Inc.	15	953
Equity Residential	29	1,934
Essential Properties Realty Trust, Inc.	16	521
Essex Property Trust, Inc.	6	1,560
Extra Space Storage Inc.	18	2,625
Federal Realty Investment Trust	7	711
First Industrial Realty Trust, Inc.	11	533
Gaming and Leisure Properties, Inc.	22	1,019
Healthcare Realty Trust Incorporated - Class A	28	450
Healthpeak OP, LLC	59	1,031
Highwoods Properties, Inc.	8	252
Host Hotels & Resorts, Inc.	55	851
Howard Hughes Holdings Inc. (a)	4	241
Independence Realty Trust, Inc.	20	361
Invitation Homes Inc.	48	1,562
Iron Mountain Incorporated	25	2,512
Jones Lang LaSalle Incorporated (a)	4	988
Kilroy Realty Corporation	10	352
Kimco Realty OP, LLC	55	1,162
Kite Realty Naperville, LLC	18	401
Lamar Advertising Company - Class A	7	903
Lineage, Inc. (b)	5	229
Macerich Company, The	21	341
Mid-America Apartment Communities, Inc.	10	1,469
Millrose Properties, Inc. - Class A	9	268
National Health Investors, Inc.	4	246
NNN REIT, Inc.	16	707
Omega Healthcare Investors, Inc.	21	782
Phillips Edison & Company, Inc.	9	313
PotlatchDeltic Corporation	7	253
ProLogis Inc.	78	8,156
Public Storage Operating Company	13	3,856
Rayonier Inc.	10	213
Realty Income Corporation	74	4,255
Regency Centers Corporation	14	971
Rexford Industrial Realty, Inc.	19	670
Ryman Hospitality Properties, Inc.	5	509
Sabra Health Care REIT, Inc.	15	272
SBA Communications Corporation - Class A	9	2,095
Simon Property Group, Inc.	27	4,367
SL Green Realty Corp.	6	353
STAG Industrial, Inc.	15	560
Sun Communities, Inc.	11	1,347
Tanger Inc.	11	331
Terreno Realty Corporation	7	418
UDR, Inc.	26	1,051
Ventas, Inc.	35	2,199
VICI Properties Inc.	88	2,885
Vornado Realty Trust	14	530
W.P. Carey Inc.	19	1,164
Welltower Inc.	55	8,440
Weyerhaeuser Company	60	1,549
Zillow Group, Inc. - Class A (a)	4	274
Zillow Group, Inc. - Class C (a)	13	930
		114,447
Utilities 2.3%
AES Corporation, The	57	595
ALLETE, Inc.	5	345
Alliant Energy Corporation	22	1,353
Ameren Corporation	22	2,119
American Electric Power Company, Inc.	45	4,630
American States Water Company	3	215
American Water Works Company, Inc.	16	2,266
Atmos Energy Corporation	13	2,065
Avista Corporation	7	281
Black Hills Corporation	6	325
CenterPoint Energy, Inc.	55	2,033
Clearway Energy, Inc. - Class A	2	61
Clearway Energy, Inc. - Class C	6	204
CMS Energy Corporation	25	1,714
Consolidated Edison, Inc.	29	2,923
Constellation Energy Group, Inc.	26	8,462
Dominion Energy, Inc.	71	4,001
DTE Energy Company	17	2,285
Duke Energy Corporation	65	7,644
Edison International	34	1,733
Entergy Corporation	38	3,147
Essential Utilities, Inc.	20	753
Evergy, Inc.	19	1,324
Eversource Energy	31	1,987
Exelon Corporation	85	3,677
FirstEnergy Corp.	42	1,680
IDACORP, Inc.	4	518
MDU Resources Group, Inc.	18	293
MGE Energy, Inc.	3	225
National Fuel Gas Company	8	662
New Jersey Resources Corporation	9	396
NextEra Energy, Inc.	172	11,954
NiSource Inc.	38	1,550
NorthWestern Corporation	5	281
NRG Energy, Inc.	17	2,698
OGE Energy Corp.	16	729
One Gas, Inc.	4	309
Ormat Technologies, Inc.	4	360
Otter Tail Corporation	3	215
PG&E Corporation	184	2,568
Pinnacle West Capital Corporation	10	910
Portland General Electric Company	9	372
PPL Corporation	62	2,091
Public Service Enterprise Group Incorporated	42	3,548
Sempra	55	4,193
Southwest Gas Holdings, Inc.	4	299
Spire Inc.	5	328
Talen Energy Corporation (a)	3	984
The Southern Company	92	8,408
TXNM Energy, Inc.	8	438
UGI Corporation	17	615
Vistra Corp.	28	5,457
WEC Energy Group Inc.	26	2,744
XCEL Energy Inc.	49	3,306
		114,273
Materials 2.2%
Air Products and Chemicals, Inc.	19	5,251
Albemarle Corporation	10	613
Alcoa Corporation	22	655
Amcor Pty Ltd	193	1,772
AptarGroup, Inc.	5	846
Avery Dennison Corporation	7	1,238
Avient Corporation	7	227
Axalta Coating Systems Ltd. (a)	19	564
Balchem Corporation	2	390
Ball Corporation	21	1,184
Cabot Corporation	5	382
Carpenter Technology Corporation	4	1,091
Celanese Corporation - Class A	8	418
CF Industries Holdings, Inc.	14	1,262
Cleveland-Cliffs Inc. (a)	45	339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Coeur Mining, Inc. (a)	53	473
Commercial Metals Company	8	412
Corteva, Inc.	57	4,253
CRH Public Limited Company	57	5,210
Crown Holdings, Inc.	10	989
Dow Inc.	61	1,605
DuPont de Nemours, Inc.	35	2,418
Eagle Materials Inc.	3	625
Eastman Chemical Company	9	706
Ecolab Inc.	21	5,722
Element Solutions Inc.	21	477
FMC Corporation	11	454
Freeport-McMoRan Inc.	117	5,069
Graphic Packaging Holding Company	18	380
H.B. Fuller Company	4	257
Hecla Mining Company	52	312
International Flavors & Fragrances Inc.	21	1,564
International Paper Company	43	2,027
KRC Materials, Inc. (a)	5	386
Linde Public Limited Company	40	18,736
Louisiana-Pacific Corporation (W VA)	6	501
LyondellBasell Industries N.V. - Class A	22	1,297
Martin Marietta Materials, Inc.	5	2,832
Mosaic Company, The	26	957
NewMarket Corporation	1	408
Newmont Corporation	95	5,544
Nucor Corporation	20	2,577
Packaging Corporation of America	8	1,463
PPG Industries, Inc.	20	2,228
Reliance, Inc.	4	1,365
Royal Gold, Inc.	5	947
RPM International Inc.	11	1,218
Scotts Miracle-Gro Company, The	3	197
Sealed Air Corporation	13	417
Sensient Technologies Corporation	3	328
Sherwin-Williams Company, The	19	6,674
Silgan Holdings Inc.	7	373
Smurfit Westrock Public Limited Company	44	1,901
Sonoco Products Company	8	353
Southern Copper Corporation	7	717
Steel Dynamics, Inc.	12	1,481
Vulcan Materials Company	11	2,920
Westlake Corporation	4	270
		105,275
Total Common Stocks (cost $3,382,384)		4,906,212
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	11,033	11,033
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	6,729	6,729
Total Short Term Investments (cost $17,762)		17,762
Total Investments 100.1% (cost $3,400,146)		4,923,974
Other Derivative Instruments 0.0%		81
Other Assets and Liabilities, Net (0.1)%		(6,941)
Total Net Assets 100.0%		4,917,114

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,194	—	788	60	318	583	5,307	0.1
Jackson Financial Inc. - Class A	516	—	—	9	—	10	526	—
JNL Government Money Market Fund, 4.30% - Class SL	7,221	29,765	30,257	86	—	—	6,729	0.2
JNL Government Money Market Fund, 4.20% - Class I	11,959	354,746	355,672	422	—	—	11,033	0.2
	24,890	384,511	386,717	577	318	593	23,595	0.5

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	16	September 2025	1,713	3	40
S&P 500 Index	47	September 2025	14,309	78	388
				81	428

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,906,212	—	—	4,906,212
Short Term Investments	17,762	—	—	17,762
	4,923,974	—	—	4,923,974
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	428	—	—	428
	428	—	—	428

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 100.0%
Utilities 100.0%
AES Corporation, The	349	3,673
ALLETE, Inc.	28	1,805
Alliant Energy Corporation	125	7,589
Ameren Corporation	133	12,748
American Electric Power Company, Inc.	254	26,312
American States Water Company	19	1,461
American Water Works Company, Inc.	96	13,334
Atmos Energy Corporation	78	12,018
Avista Corporation	39	1,485
Black Hills Corporation	35	1,993
CenterPoint Energy, Inc.	321	11,794
Clearway Energy, Inc. - Class A	16	498
Clearway Energy, Inc. - Class C	41	1,303
CMS Energy Corporation	147	10,165
Consolidated Edison, Inc.	174	17,443
Constellation Energy Group, Inc.	154	49,598
Dominion Energy, Inc.	419	23,713
DTE Energy Company	101	13,437
Duke Energy Corporation	379	44,772
Edison International	189	9,744
Entergy Corporation	219	18,211
Essential Utilities, Inc.	123	4,575
Evergy, Inc.	113	7,788
Eversource Energy	173	10,994
Exelon Corporation	497	21,580
FirstEnergy Corp.	254	10,224
IDACORP, Inc.	25	2,921
MGE Energy, Inc.	18	1,592
New Jersey Resources Corporation	48	2,148
NextEra Energy, Inc.	1,009	70,049
NiSource Inc.	230	9,261
NorthWestern Corporation	28	1,442
NRG Energy, Inc.	99	15,875
OGE Energy Corp.	98	4,362
One Gas, Inc.	28	2,008
Ormat Technologies, Inc.	28	2,365
PG&E Corporation	1,078	15,024
Pinnacle West Capital Corporation	59	5,251
Portland General Electric Company	54	2,193
PPL Corporation	347	11,769
Public Service Enterprise Group Incorporated	245	20,631
Sempra	321	24,318
Southwest Gas Holdings, Inc.	29	2,158
Spire Inc.	29	2,084
Talen Energy Corporation (a)	21	5,981
The Southern Company	537	49,305
TXNM Energy, Inc.	45	2,541
UGI Corporation (b)	106	3,852
Vistra Corp.	166	32,216
WEC Energy Group Inc.	152	15,796
XCEL Energy Inc.	283	19,252
Total Common Stocks (cost $604,670)		662,651
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	6,209	6,209
Total Short Term Investments (cost $6,209)		6,209
Total Investments 100.9% (cost $610,879)		668,860
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net (0.9)%		(5,991)
Total Net Assets 100.0%		662,885

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,557	130,634	125,982	63	—	—	6,209	0.9
JNL Government Money Market Fund, 4.30% - Class SL	—	—	—	1	—	—	—	—
	1,557	130,634	125,982	64	—	—	6,209	0.9

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	50	September 2025	4,113	16	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	662,651	—	—	662,651
Short Term Investments	6,209	—	—	6,209
	668,860	—	—	668,860
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	39	—	—	39
	39	—	—	39

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.6%
United States of America 71.1%
3M Company	6	949
Abbott Laboratories	20	2,721
AbbVie Inc.	20	3,768
Accenture Public Limited Company - Class A	7	2,151
Adobe Inc. (a)	5	1,900
Advanced Micro Devices, Inc. (a)	19	2,649
AFLAC Incorporated	6	612
Agilent Technologies, Inc.	3	382
Air Products and Chemicals, Inc.	3	715
Airbnb, Inc. - Class A (a)	5	628
Akamai Technologies, Inc. (a)	2	148
Alexandria Real Estate Equities, Inc.	2	131
Align Technology, Inc. (a)	1	151
Allegion Public Limited Company	1	126
Alliant Energy Corporation	3	156
Allstate Corporation, The	3	624
Alnylam Pharmaceuticals, Inc. (a)	2	505
Alphabet Inc. - Class A	67	11,886
Alphabet Inc. - Class C	59	10,553
Altria Group, Inc.	19	1,135
Amazon.com, Inc. (a)	112	24,613
Ameren Corporation	3	301
American Electric Power Company, Inc.	6	625
American Express Company	6	2,040
American International Group, Inc.	7	570
American Tower Corporation	5	1,190
American Water Works Company, Inc.	2	294
Ameriprise Financial, Inc.	1	591
AMETEK, Inc.	3	481
Amgen Inc.	6	1,744
Amphenol Corporation - Class A	14	1,373
Analog Devices, Inc.	6	1,352
Annaly Capital Management, Inc.	7	125
ANSYS, Inc. (a)	1	361
AON Public Limited Company - Class A	3	908
Apollo Global Management, Inc.	5	723
Apple Inc.	174	35,687
Applied Materials, Inc.	9	1,713
AppLovin Corporation - Class A (a)	3	943
Arch Capital Group Ltd.	4	398
Archer-Daniels-Midland Company	6	299
Ares Management Corporation - Class A	2	419
Arista Networks, Inc. (a)	12	1,213
Arthur J. Gallagher & Co.	3	931
Ashtead Group Public Limited Company	5	320
AT&T Inc.	83	2,395
Atmos Energy Corporation	2	276
Autodesk, Inc. (a)	2	753
Automatic Data Processing, Inc.	5	1,455
AutoZone, Inc. (a)	—	739
AvalonBay Communities, Inc.	2	342
Avery Dennison Corporation	1	164
Axon Enterprise, Inc. (a)	1	700
Baker Hughes Company - Class A	11	425
Ball Corporation	3	157
Bank of America Corporation	79	3,735
Bank of New York Mellon Corporation, The (b)	8	744
Baxter International Inc.	6	177
Becton, Dickinson and Company	3	561
Bentley Systems, Incorporated - Class B	1	75
Berkshire Hathaway Inc. - Class B (a)	21	10,358
Best Buy Co., Inc.	2	154
Biogen Inc. (a)	2	209
BioMarin Pharmaceutical Inc. (a)	2	115
BlackRock, Inc.	2	1,720
Blackstone Inc. - Class A	8	1,254
Block, Inc. - Class A (a)	7	457
Boeing Company, The (a)	9	1,824
Booking Holdings Inc.	—	2,188
Booz Allen Hamilton Holding Corporation - Class A	1	153
Boston Scientific Corporation (a)	17	1,800
Bristol-Myers Squibb Company	23	1,087
Broadcom Inc.	53	14,692
Broadridge Financial Solutions, Inc.	1	331
Brookfield Asset Management Ltd. - Class A (c)	5	261
Brown & Brown, Inc.	3	298
Brown-Forman Corporation - Class A	1	20
Brown-Forman Corporation - Class B	3	91
Builders FirstSource, Inc. (a)	1	155
Burlington Stores, Inc. (a)	1	170
Cadence Design Systems, Inc. (a)	3	971
Camden Property Trust	1	139
Campbell's Company, The	2	70
Capital One Financial Corporation	7	1,541
Cardinal Health, Inc.	3	477
Carnival Corporation (a)	11	320
Carrier Global Corporation	10	700
Carvana Co. - Class A (a)	2	512
Caterpillar Inc.	6	2,179
CBRE Group, Inc. - Class A (a)	4	505
CDW Corp.	1	265
Cencora, Inc.	2	606
Centene Corporation (a)	6	321
CenterPoint Energy, Inc.	8	276
CF Industries Holdings, Inc.	2	190
Charles Schwab Corporation, The	20	1,796
Cheniere Energy, Inc.	3	617
Chevron Corporation	19	2,678
Chipotle Mexican Grill, Inc. (a)	16	900
Chubb Limited	4	1,246
Church & Dwight Co., Inc.	3	281
Cigna Group, The	3	1,035
Cincinnati Financial Corporation	2	264
Cintas Corporation	4	875
Cisco Systems, Inc.	46	3,181
Citigroup Inc.	22	1,861
Citizens Financial Group, Inc.	5	227
Clorox Company, The	1	171
Cloudflare, Inc. - Class A (a)	4	703
CME Group Inc. - Class A	4	1,140
CMS Energy Corporation	3	222
Coca-Cola Company, The	45	3,189
Cognizant Technology Solutions Corporation - Class A	6	435
Coinbase Global, Inc. - Class A (a)	2	837
Colgate-Palmolive Company	9	847
Comcast Corporation - Class A	44	1,562
Conagra Brands, Inc.	5	111
ConocoPhillips	15	1,308
Consolidated Edison, Inc.	4	408
Constellation Brands, Inc. - Class A	2	298
Constellation Energy Group, Inc.	4	1,152
Cooper Companies, Inc., The (a)	2	162
Copart, Inc. (a)	10	480
Corebridge Financial, Inc.	3	97
Corning Incorporated	9	467
Corpay Inc (a)	1	260
Corteva, Inc.	8	603
CoStar Group, Inc. (a)	5	372
Costco Wholesale Corporation	5	5,069
Coterra Energy Inc.	8	202
CrowdStrike Holdings, Inc. - Class A (a)	3	1,414
Crown Castle Inc.	5	481
Crown Holdings, Inc.	1	140
CSX Corporation	22	712
Cummins Inc.	2	524
CVS Health Corporation	14	996
D.R. Horton, Inc.	3	425
Danaher Corporation	7	1,454
Darden Restaurants, Inc.	1	305
Datadog, Inc. - Class A (a)	3	467
Deckers Outdoor Corporation (a)	2	166
Deere & Company	3	1,469
Dell Technologies Inc. - Class C	4	435
Delta Air Lines, Inc.	7	350
Devon Energy Corporation	7	233

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
DexCom, Inc. (a)	5	406
Diamondback Energy, Inc.	2	314
Digital Realty Trust, Inc.	4	632
DocuSign, Inc. (a)	2	174
Dollar General Corporation	3	290
Dollar Tree, Inc. (a)	2	221
Dominion Energy, Inc.	10	559
Domino's Pizza, Inc.	—	187
DoorDash, Inc. - Class A (a)	4	1,026
Dover Corporation	2	292
Dow Inc.	8	202
DTE Energy Company	2	299
Duke Energy Corporation	9	1,055
DuPont de Nemours, Inc.	5	343
Dynatrace, Inc. (a)	3	191
East West Bancorp, Inc.	2	156
Eaton Corporation Public Limited Company	5	1,625
eBay Inc.	6	419
Ecolab Inc.	3	777
Edison International	4	227
Edwards Lifesciences Corporation (a)	7	542
Electronic Arts Inc.	3	449
Elevance Health, Inc.	3	1,033
Eli Lilly and Company	9	7,201
Emerson Electric Co.	6	863
Entegris, Inc.	2	152
Entergy Corporation	5	417
EOG Resources, Inc.	6	753
EQT Corporation	7	388
Equifax Inc.	1	379
Equinix, Inc.	1	874
Equitable Holdings, Inc.	3	196
Equity Lifestyle Properties, Inc.	2	139
Equity Residential	4	277
Essex Property Trust, Inc.	1	215
Estee Lauder Companies Inc., The - Class A	3	216
Everest Group, Ltd.	1	181
Evergy, Inc.	3	183
Eversource Energy	4	280
Exelon Corporation	12	517
Expand Energy Corporation	3	333
Expedia Group, Inc.	1	240
Expeditors International of Washington, Inc. - Class A	2	181
Extra Space Storage Inc.	3	369
Exxon Mobil Corporation	50	5,391
F5, Inc. (a)	1	194
FactSet Research Systems Inc.	—	194
Fair Isaac Corporation (a)	—	510
Fastenal Company	13	556
FedEx Corporation	3	584
Ferguson Enterprises Inc.	2	516
Fidelity National Financial, Inc. - Class A	3	160
Fidelity National Information Services, Inc.	6	515
Fifth Third Bancorp	7	295
First Citizens BancShares, Inc. - Class A	—	235
First Solar, Inc. (a)	1	196
FirstEnergy Corp.	6	243
Fiserv, Inc. (a)	7	1,120
Flex Ltd. (a)	4	216
Flutter Entertainment Public Limited Company (a)	2	538
Ford Motor Company	44	475
Former Charter Communications Parent, Inc. - Class A (a)	1	453
Fortinet, Inc. (a)	8	799
Fortive Corporation	4	214
Fox Corporation - Class A	3	147
Fox Corporation - Class B	2	87
Freeport-McMoRan Inc.	16	707
Garmin Ltd.	2	377
Gartner, Inc. (a)	1	371
GE HealthCare Technologies Inc.	5	383
GE Vernova Inc.	3	1,674
Gen Digital Inc.	7	197
General Dynamics Corporation	3	836
General Electric Company	12	3,190
General Mills, Inc.	7	341
General Motors Company	11	565
Genuine Parts Company	2	196
Gilead Sciences, Inc.	14	1,606
Global Payments Inc.	3	243
GoDaddy Inc. - Class A (a)	2	290
Goldman Sachs Group, Inc., The	4	2,538
Halliburton Company	10	209
Hartford Insurance Group, Inc., The	3	402
HCA Healthcare, Inc.	2	796
Healthpeak OP, LLC	9	150
HEICO Corporation	—	144
HEICO Corporation - Class A	1	247
Hess Corporation	3	462
Hewlett Packard Enterprise Company	14	293
Hilton Worldwide Holdings Inc.	3	749
Hologic, Inc. (a)	3	173
Home Depot, Inc., The	11	4,209
Honeywell International Inc.	8	1,763
Hormel Foods Corporation	3	105
Howmet Aerospace Inc.	5	845
HP, Inc.	10	256
Hubbell Incorporated	1	252
HubSpot, Inc. (a)	1	333
Humana Inc.	1	344
Huntington Bancshares Incorporated	17	278
IDEX Corporation	1	150
IDEXX Laboratories, Inc. (a)	1	526
Illinois Tool Works Inc.	3	830
Illumina, Inc. (a)	2	168
Incyte Corporation (a)	2	124
Ingersoll Rand Inc.	4	369
Insulet Corporation (a)	1	236
Intel Corporation	50	1,111
Intercontinental Exchange, Inc.	7	1,211
International Business Machines Corporation	11	3,152
International Flavors & Fragrances Inc.	3	218
International Paper Company	6	289
Intuit Inc.	3	2,543
Intuitive Surgical, Inc. (a)	4	2,219
Invitation Homes Inc.	7	220
IQVIA Holdings Inc (a)	2	305
Iron Mountain Incorporated	4	361
J. M. Smucker Company, The	1	124
J.B. Hunt Transport Services, Inc.	1	141
Jack Henry & Associates, Inc.	1	146
Jacobs Solutions Inc.	1	188
James Hardie Industries Public Limited Company - CHESS	5	140
Johnson & Johnson	28	4,237
Johnson Controls International Public Limited Company	8	792
JPMorgan Chase & Co.	32	9,389
Juniper Networks, Inc.	4	158
Kellanova	3	247
Kenvue Inc.	20	420
Keurig Dr Pepper Inc.	15	480
KeyCorp	11	196
Keysight Technologies, Inc. (a)	2	310
Kimberly-Clark Corporation	4	511
Kimco Realty OP, LLC	8	163
Kinder Morgan, Inc.	22	655
KKR & Co. Inc. - Class A	8	1,014
KLA Corporation	2	1,370
Kraft Heinz Company, The	10	265
Kroger Co., The	7	500
L3Harris Technologies, Inc.	2	560
Labcorp Holdings Inc.	1	267
Lam Research Corporation	15	1,443
Las Vegas Sands Corp.	4	188
Leidos Holdings, Inc.	2	244
Lennar Corporation - Class A	3	286
Lennar Corporation - Class B	—	21
Lennox International Inc.	—	194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Liberty Media Corporation - Series A (a)	—	11
Liberty Media Corporation - Series C (a)	2	255
Linde Public Limited Company	6	2,579
Lineage, Inc. (c)	1	40
Live Nation Entertainment, Inc. (a)	2	264
Lockheed Martin Corporation	2	1,073
Loews Corporation	2	197
Lowe`s Companies, Inc.	6	1,440
LPL Financial Holdings Inc.	1	325
LyondellBasell Industries N.V. - Class A	3	175
M&T Bank Corporation	2	389
Marathon Petroleum Corporation	4	628
Markel Group Inc. (a)	—	272
Marriott International, Inc. - Class A	3	691
Marsh & Mclennan Companies, Inc.	6	1,248
Martin Marietta Materials, Inc.	1	402
Marvell Technology, Inc.	10	791
Masco Corporation	2	144
MasterCard Incorporated - Class A	9	5,299
McCormick & Company, Incorporated	3	224
McDonald's Corporation	8	2,415
McKesson Corporation	1	1,074
Medtronic, Inc.	15	1,287
Merck & Co., Inc.	29	2,327
Meta Platforms, Inc. - Class A	25	18,736
MetLife, Inc.	6	522
Mettler-Toledo International Inc. (a)	—	292
Microchip Technology Incorporated	6	441
Micron Technology, Inc.	13	1,571
Microsoft Corporation	86	42,851
MicroStrategy Incorporated - Class A (a)	3	1,200
Mid-America Apartment Communities, Inc.	1	197
Moderna, Inc. (a)	4	116
Molina Healthcare, Inc. (a)	1	208
Molson Coors Beverage Company - Class B	2	93
Mondelez International, Inc. - Class A	15	1,040
MongoDB, Inc. - Class A (a)	1	196
Monolithic Power Systems, Inc.	1	400
Monster Beverage 1990 Corporation (a)	8	481
Moody's Corporation	2	897
Morgan Stanley	14	2,005
Motorola Solutions, Inc.	2	799
MSCI Inc. - Class A	1	487
Nasdaq, Inc.	4	380
NetApp, Inc.	2	235
Netflix, Inc. (a)	5	6,603
Newmont Corporation	13	752
News Corporation - Class A	4	127
News Corporation - Class B	2	54
NextEra Energy, Inc.	24	1,653
NIKE, Inc. - Class B	14	975
NiSource Inc.	5	219
Norfolk Southern Corporation	3	651
Northern Trust Corporation	2	264
Northrop Grumman Corporation	2	823
NRG Energy, Inc.	2	381
Nucor Corporation	3	355
NVIDIA Corporation	273	43,193
NVR, Inc. (a)	—	236
Occidental Petroleum Corporation	8	332
Okta, Inc. - Class A (a)	2	187
Old Dominion Freight Line, Inc.	2	353
Omnicom Group Inc.	2	171
ON Semiconductor Corporation (a)	5	248
ONEOK, Inc.	7	571
Oracle Corporation	19	4,107
O'Reilly Automotive, Inc. (a)	10	894
Otis Worldwide Corporation	5	472
Owens Corning	1	134
PACCAR Inc	6	552
Packaging Corporation of America	1	206
Palantir Technologies Inc. - Class A (a)	25	3,367
Palo Alto Networks, Inc. (a)	8	1,557
Parker-Hannifin Corporation	1	1,011
Paychex, Inc.	4	557
Paycom Software, Inc.	1	123
PayPal Holdings, Inc. (a)	11	846
PepsiCo, Inc.	16	2,108
Pfizer Inc.	65	1,585
PG&E Corporation	25	352
Philip Morris International Inc.	18	3,258
Phillips 66	5	586
Pinterest, Inc. - Class A (a)	7	237
Pool Corporation	—	123
PPG Industries, Inc.	3	295
PPL Corporation	9	300
Principal Financial Group, Inc.	3	220
Procter & Gamble Company, The	27	4,302
ProLogis Inc.	11	1,123
Prudential Financial, Inc.	4	411
PTC Inc. (a)	1	246
Public Service Enterprise Group Incorporated	6	471
Public Storage Operating Company	2	516
PulteGroup, Inc.	2	252
Qualcomm Incorporated	13	2,045
Quanta Services, Inc.	2	644
Quest Diagnostics Incorporated	1	228
Ralliant Corporation (a)	1	66
Raymond James Financial, Inc.	2	305
Realty Income Corporation	10	603
Regency Centers Corporation	2	147
Regeneron Pharmaceuticals, Inc.	1	655
Regions Financial Corporation	11	263
Reinsurance Group of America, Incorporated	1	159
Republic Services, Inc.	2	598
ResMed Inc.	2	452
Revvity, Inc.	1	135
Robinhood Markets, Inc. - Class A (a)	8	791
Roblox Corporation - Class A (a)	7	742
Rockwell Automation, Inc.	1	424
Rollins, Inc.	3	187
Roper Technologies, Inc.	1	668
Ross Stores, Inc.	4	462
Royal Caribbean Cruises Ltd.	3	920
Royalty Pharma PLC - Class A	5	174
RTX Corporation	15	2,241
S&P Global Inc.	4	1,890
Salesforce, Inc.	11	2,919
SBA Communications Corporation - Class A	1	275
Schlumberger Limited	15	521
Seagate Technology Holdings Public Limited Company	2	355
Sempra	8	580
ServiceNow, Inc. (a)	2	2,449
Sherwin-Williams Company, The	3	914
Simon Property Group, Inc.	4	586
Snap Inc. - Class A (a)	12	104
Snap-on Incorporated	1	196
Snowflake Inc. - Class A (a)	4	848
Southwest Airlines Co.	7	222
SS&C Technologies Holdings, Inc.	2	204
Starbucks Corporation	13	1,201
State Street Corporation	3	324
Steel Dynamics, Inc.	2	220
Steris Public Limited Company	1	244
Stryker Corporation	4	1,636
Sun Communities, Inc.	1	187
Super Micro Computer, Inc. (a) (c)	5	267
Synchrony Financial	5	301
Synopsys, Inc. (a)	2	906
Sysco Corporation	5	405
T. Rowe Price Group, Inc.	3	262
Take-Two Interactive Software, Inc. (a)	2	474
Targa Resources Corp.	3	447
Target Corporation	5	524
TE Connectivity Public Limited Company	4	594
Teledyne Technologies Incorporated (a)	1	258
Teradyne, Inc.	2	169
Tesla Inc. (a)	32	10,295
Texas Instruments Incorporated	11	2,203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Texas Pacific Land Corporation	—	249
Textron Inc.	2	157
The Carlyle Group, Inc.	2	124
The Hershey Company	2	287
The PNC Financial Services Group, Inc.	5	840
The Progressive Corporation	7	1,786
The Southern Company	13	1,151
Thermo Fisher Scientific Inc.	4	1,775
TJX Companies, Inc., The	13	1,613
T-Mobile US, Inc.	5	1,269
Tractor Supply Company	6	309
Trade Desk, Inc., The - Class A (a)	5	364
Trane Technologies Public Limited Company	3	1,134
TransDigm Group Incorporated	1	929
TransUnion	2	207
Travelers Companies, Inc., The	3	684
Trimble Inc. (a)	3	214
Truist Financial Corporation	14	618
Twilio Inc. - Class A (a)	2	191
Tyler Technologies, Inc. (a)	—	288
Tyson Foods, Inc. - Class A	3	189
U.S. Bancorp	18	792
Uber Technologies, Inc. (a)	24	2,272
UDR, Inc.	3	136
Ulta Beauty, Inc. (a)	1	257
Union Pacific Corporation	7	1,544
United Airlines Holdings, Inc. (a)	4	305
United Parcel Service, Inc. - Class B	8	840
United Rentals, Inc.	1	582
UnitedHealth Group Incorporated	11	3,309
Universal Music Group N.V.	11	358
Valero Energy Corporation	4	477
Veeva Systems Inc. - Class A (a)	2	479
Ventas, Inc.	5	331
Veralto Corporation	3	277
VeriSign, Inc.	1	278
Verisk Analytics, Inc.	2	501
Verizon Communications Inc.	48	2,098
Vertex Pharmaceuticals Incorporated (a)	3	1,315
Vertiv Holdings Co - Class A	4	557
VICI Properties Inc.	12	379
Visa Inc. - Class A	20	7,091
Vistra Corp.	4	774
Vulcan Materials Company	1	388
W. R. Berkley Corporation	4	274
W.P. Carey Inc.	3	165
W.W. Grainger, Inc.	1	547
Walmart Inc.	50	4,881
Walt Disney Company, The	21	2,581
Warner Bros. Discovery, Inc. - Series A (a)	27	308
Waste Connections, Inc.	3	543
Waste Management, Inc.	4	967
Waters Corporation (a)	1	249
Watsco, Inc.	—	186
WEC Energy Group Inc.	3	355
Wells Fargo & Company	38	3,049
Welltower Inc.	7	1,127
West Pharmaceutical Services, Inc.	1	194
Western Digital Corporation	4	226
Westinghouse Air Brake Technologies Corporation	2	427
Westlake Corporation	—	34
Weyerhaeuser Company	9	230
Williams Companies, Inc., The	14	872
Willis Towers Watson Public Limited Company	1	342
Workday, Inc. - Class A (a)	3	601
XCEL Energy Inc.	6	442
Xylem Inc.	3	366
Yum! Brands, Inc.	3	492
Zebra Technologies Corporation - Class A (a)	1	188
Zillow Group, Inc. - Class A (a)	—	33
Zillow Group, Inc. - Class C (a)	2	134
Zimmer Biomet Holdings, Inc.	2	208
Zoetis Inc. - Class A	5	802
Zoom Communications, Inc. - Class A (a)	3	218
Zscaler, Inc. (a)	1	331
		620,489
Japan 5.8%
Advantest Corporation	8	618
AEON Co., Ltd.	10	316
AGC Inc. (c)	2	67
Aisin Corporation	7	94
Ajinomoto Co., Inc.	11	299
ANA Holdings Inc.	2	37
Asahi Group Holdings, Ltd.	18	243
Asahi Kasei Corporation	18	128
ASICS Corporation	8	214
Astellas Pharma Inc.	19	185
Bandai Namco Holdings Inc.	7	265
Bridgestone Corporation (c)	7	278
Canon Inc. (c)	11	319
Capcom Co., Ltd.	4	130
Central Japan Railway Company	12	260
Chubu Electric Power Co., Ltd.	10	123
Chugai Pharmaceutical Co., Ltd.	8	406
Concordia Financial Group, Ltd.	13	81
Dai Nippon Printing Co., Ltd.	4	64
Daifuku Co., Ltd.	4	98
Dai-ichi Life Holdings, Inc.	43	326
Daiichi Sankyo Company, Limited	21	494
Daikin Industries, Ltd.	3	377
Daito Trust Construction Co., Ltd.	1	87
Daiwa House Industry Co., Ltd	8	261
Daiwa Securities Group Inc.	17	117
DENSO Corporation	23	316
DISCO Corporation	1	324
East Japan Railway Company	12	263
Eisai Co., Ltd.	3	86
ENEOS Holdings, Inc.	33	161
FANUC Corporation	11	305
Fast Retailing Co., Ltd.	2	684
Fuji Electric Co., Ltd.	2	87
FUJIFILM Holdings Corporation	14	303
Fujikura Ltd.	3	157
Fujitsu Limited	21	508
Hankyu Hanshin Holdings, Inc.	3	87
Hikari Tsushin, Inc.	—	59
Hitachi Construction Machinery Co., Ltd.	1	39
Hitachi, Ltd.	53	1,523
Honda Motor Co., Ltd.	48	458
Hoshizaki Corporation (c)	2	52
Hoya Corporation	4	474
Hulic Co., Ltd.	7	65
Idemitsu Kosan Co., Ltd.	11	69
IHI Corporation	2	184
Inpex Corporation	11	149
Isuzu Motors Limited	8	99
ITOCHU Corporation	16	847
Japan Airlines Co., Ltd.	2	39
Japan Exchange Group, Inc.	11	108
Japan Post Bank Co., Ltd.	19	203
Japan Post Holdings Co., Ltd.	20	183
Japan Post Insurance Co., Ltd.	2	39
Japan Real Estate Investment Corporation	—	70
Japan Tobacco Inc. (c)	13	386
JFE Holdings, Inc.	7	86
Kajima Corporation	5	123
Kao Corporation	5	219
Kawasaki Heavy Industries, Ltd.	2	122
Kawasaki Kisen Kaisha, Ltd.	6	81
KDDI Corporation	33	560
Keyence Corporation	2	840
Kikkoman Corporation	10	97
Kirin Holdings Company, Limited	8	115
Kobe Bussan Co., Ltd.	2	47
Komatsu Ltd.	10	325
Konami Holdings Corporation	1	142
Kubota Corporation (c)	15	163
KYOCERA Corporation	16	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Kyowa Kirin Co., Ltd. (c)	3	58
Lasertec Co., Ltd. (c)	1	121
LY Corporation	34	124
M3, Inc.	5	73
Makita Corporation	3	83
Marubeni Corporation	20	399
MatsukiyoCocokara & Co.	5	105
McDonald's Holdings Company (Japan), Ltd.	1	37
Meiji Holdings Co., Ltd.	2	51
Minebeamitsumi Inc.	4	53
Mitsubishi Chemical Group Corporation	18	97
Mitsubishi Corporation	47	943
Mitsubishi Electric Corporation	24	519
Mitsubishi Estate Co., Ltd.	16	293
Mitsubishi HC Capital Inc.	10	74
Mitsubishi Heavy Industries, Ltd.	40	996
Mitsubishi UFJ Financial Group, Inc.	134	1,827
Mitsui & Co., Ltd.	28	572
Mitsui Fudosan Co., Ltd.	31	298
Mitsui O.S.K. Lines, Ltd.	4	140
Mizuho Bank, Ltd. (c)	3	62
Mizuho Financial Group, Inc.	29	798
MonotaRO Co., Ltd.	3	55
MS&AD Insurance Group Holdings, Inc.	16	349
Murata Manufacturing Co., Ltd.	22	330
Nec Corporation	14	413
NEXON Co., Ltd.	4	84
Nidec Corporation	12	228
Nintendo Co., Ltd.	14	1,298
Nippon Building Fund Inc. (c)	—	96
Nippon Paint Holdings Co., Ltd.	14	108
Nippon Sanso Holdings Corporation	2	87
Nippon Steel Corporation	12	233
Nippon Telegraph and Telephone Corporation	289	309
Nippon Yusen Kabushiki Kaisha	6	198
Nissan Motor Co., Ltd. (a) (c)	24	59
Nissin Food Holdings Co., Ltd.	3	58
Niterra Co., Ltd.	3	90
Nitori Holdings Co., Ltd.	1	87
Nitto Denko Corporation	8	146
Nomura Holdings, Inc.	34	223
Nomura Research Institute, Ltd.	5	185
Obayashi Corporation	7	108
OBIC Co., Ltd.	4	140
Olympus Corporation	13	157
OMRON Corporation (c)	3	67
Ono Pharmaceutical Co., Ltd.	6	69
Oracle Corporation Japan	—	48
Oriental Land Co., Ltd.	12	272
ORIX Corporation	14	319
Osaka Gas Co., Ltd.	5	118
Otsuka Corporation	3	61
Otsuka Holdings Co., Ltd.	5	253
Pan Pacific International Holdings Corporation	6	189
Panasonic Holdings Corporation	27	294
Rakuten Group, Inc. (a)	19	106
Recruit Holdings Co., Ltd.	17	1,013
Renesas Electronics Corporation	19	233
Resona Holdings, Inc.	27	251
Ricoh Company, Ltd.	5	43
SBI Holdings, Inc.	3	119
SCREEN Holdings Co., Ltd.	1	90
SCSK Corporation	2	51
Secom Co., Ltd.	5	176
Sekisui Chemical Co., Ltd.	4	80
Sekisui House, Ltd. (c)	8	168
Seven & I Holdings Co., Ltd.	26	426
SG Holdings Co., Ltd.	5	51
Shimadzu Corporation	4	89
Shimano Inc.	1	130
Shimizu Corporation	8	89
Shin-Etsu Chemical Co., Ltd.	22	739
Shionogi & Co., Ltd.	10	171
Shiseido Company, Limited (c)	5	91
SMC Corporation	1	216
SoftBank Corp.	336	519
SoftBank Group Corp	11	812
Sompo Holdings, Inc.	11	332
Sony Group Corporation	69	1,789
Square Enix Holdings Co., Ltd.	1	60
Subaru Corporation.	7	113
Sumitomo Corporation	14	372
Sumitomo Electric Industries, Ltd.	8	178
Sumitomo Metal Mining Co., Ltd.	3	69
Sumitomo Mitsui Financial Group, Inc.	45	1,133
Sumitomo Mitsui Trust Group, Inc.	8	224
Sumitomo Realty & Development Co., Ltd.	5	189
Suntory Beverage & Food Limited (c)	2	54
Suzuki Motor Corporation	22	266
Sysmex Corporation	8	132
T&D Holdings, Inc.	6	130
Taisei Corporation	2	110
Takeda Pharmaceutical Company Limited	19	579
TDK Corporation	20	235
Terumo Corporation	17	314
The Chiba Bank, Ltd.	10	88
The Kansai Electric Power Company, Incorporated	12	145
TIS Inc.	3	91
Toho Co., Ltd.	1	65
Tokio Marine Holdings, Inc.	22	949
Tokyo Century Corporation	2	26
Tokyo Electric Power Company Holdings, Inc. (a)	19	64
Tokyo Electron Limited	5	993
Tokyo Gas Co., Ltd.	5	156
Tokyu Corporation	7	83
TOPPAN Holdings Inc.	3	87
Toray Industries, Inc.	18	123
Toyo Suisan Kaisha, Ltd.	1	86
Toyota Industries Corporation	2	214
Toyota Motor Corporation	133	2,293
Toyota Tsusho Corporation	8	170
Trend Micro Incorporated	2	104
Unicharm Corporation (c)	14	102
West Japan Railway Company	6	140
Yakult Honsha Co., Ltd.	3	47
Yamaha Motor Co., Ltd. (c)	11	85
Yaskawa Electric Corporation	3	63
Yokogawa Electric Corporation	3	80
Zensho Holdings Co., Ltd.	1	67
ZOZO, Inc.	6	61
		50,099
United Kingdom 3.7%
3I Group PLC	11	641
Admiral Group PLC	2	112
Anglo American PLC	13	375
Associated British Foods PLC	4	107
AstraZeneca PLC	18	2,490
Auto Trader Group PLC	10	111
Aviva PLC	31	267
BAE Systems PLC	34	888
Barclays PLC	171	793
Barratt Redrow PLC	17	106
BP P.L.C.	179	893
British American Tobacco P.L.C.	23	1,087
BT Group PLC	71	190
Bunzl Public Limited Company	4	126
Centrica PLC	61	136
CNH Industrial N.V.	9	122
Coca-Cola Europacific Partners PLC	2	225
Compass Group PLC	20	684
Convatec Group PLC (d)	21	82
Croda International Public Limited Company	2	72
CVC Capital Partners PLC	10	205
Diageo PLC	26	664
Entain PLC	7	92
Experian PLC	10	536
Fiat Chrysler Automobiles N.V.	22	224
GSK PLC	46	882
Haleon PLC	107	551

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Halma Public Limited Company	4	188
Hikma Pharmaceuticals Public Limited Company	1	38
Hiscox Ltd.	3	52
Howden Joinery Group PLC	5	60
HSBC Holdings PLC	205	2,476
Imperial Brands PLC	10	396
Informa PLC	15	171
InterContinental Hotels Group PLC	2	220
Intermediate Capital Group PLC	4	100
International Consolidated Airlines Group, S.A.	42	196
Intertek Group PLC	2	117
J Sainsbury PLC	15	60
JD Sports Fashion PLC	34	41
Kingfisher PLC	19	77
Land Securities Group PLC	9	76
Legal & General Group PLC	73	254
Lloyds Banking Group PLC	695	733
London Stock Exchange Group PLC	5	799
M&G PLC	24	85
Melrose Industries PLC	11	81
Mondi PLC	6	95
National Grid PLC	57	840
NatWest Group PLC	87	609
Next PLC	1	217
NMC Health PLC (e)	1	—
Pearson PLC	7	110
Pentair Public Limited Company	2	199
Persimmon Public Limited Company	3	50
Phoenix Group Holdings PLC	8	70
Prudential Public Limited Company	25	315
Reckitt Benckiser Group PLC	8	530
Relx PLC	21	1,142
Rentokil Initial PLC	30	143
Rightmove PLC	8	85
Rio Tinto PLC	12	710
Rolls-Royce Holdings PLC	96	1,280
Schroders PLC	10	50
SEGRO Public Limited Company	14	127
Severn Trent PLC	3	108
Shell PLC - Class A	69	2,404
Smith & Nephew PLC	10	150
Smiths Group PLC	4	126
Spirax Group PLC	1	80
SSE PLC	13	315
Standard Chartered PLC	21	350
Taylor Wimpey PLC	35	57
Tesco PLC	77	427
The Berkeley Group Holdings PLC	1	65
The Sage Group PLC.	11	197
Unilever PLC	29	1,762
United Utilities PLC	7	113
Vodafone Group Public Limited Company	226	242
Weir Group PLC(The)	3	114
Whitbread PLC	2	78
Wise PLC - Class A (a)	9	123
WPP 2012 Limited	13	91
		32,255
Canada 3.0%
Agnico Eagle Mines Limited	6	704
Alimentation Couche-Tard Inc.	8	421
AltaGas Ltd.	3	81
ARC Resources Ltd.	7	155
Bank of Montreal	8	910
Bank of Nova Scotia, The (c)	14	796
Banque Nationale Du Canada (c)	4	449
Barrick Mining Corporation	21	432
BCE Inc.	2	52
Brookfield Corporation - Class A	14	865
CAE Inc. (a)	4	117
Cameco Corporation (c)	5	354
Canadian Imperial Bank of Commerce (c)	11	794
Canadian National Railway Company	6	657
Canadian Natural Resources Limited	23	727
Canadian Pacific Kansas City Limited	11	872
Canadian Tire Corporation, Limited - Class A	1	71
CCL Industries Inc. - Class B	1	81
Cenovus Energy Inc.	15	205
CGI Inc. - Class A	2	252
Constellation Software Inc.	—	891
Dollarama Inc.	3	473
Emera Incorporated (d)	3	148
Enbridge Inc.	25	1,137
Fairfax Financial Holdings Limited	—	392
FirstService Corporation	1	88
Fortis Inc.	6	267
Franco-Nevada Corporation	2	367
George Weston Limited	1	125
GFL Environmental Inc.	3	139
Great-West Lifeco Inc.	3	130
Groupe WSP Global Inc. (c)	1	298
Hydro One Limited	4	129
iA Societe Financiere Inc.	1	129
IGM Financial Inc.	1	30
Imperial Oil Limited	2	163
Intact Financial Corporation	2	477
Keyera Corp. (d)	3	85
Kinross Gold Corporation	13	205
Les Vetements de Sport Gildan Inc. - Class A	2	95
Loblaw Companies Limited	2	282
Lululemon Athletica Inc. (a)	1	300
Lundin Mining Corporation	9	94
Magna International Inc.	3	98
Manulife Financial Corporation	20	648
Metro Inc. - Class A	3	207
Nutrien Ltd. (c)	6	326
Open Text Corporation	3	100
Pembina Pipeline Corporation	6	232
Power Corporation of Canada (c)	6	251
Quebecor Inc. - Class B	1	42
RB Global, Inc.	2	216
Restaurant Brands International Limited Partnership	3	231
Rogers Communications Inc. - Class B (c)	5	135
Royal Bank of Canada	16	2,143
Saputo Inc.	3	62
Shopify Inc. - Class A (a)	14	1,614
Stantec Inc.	1	127
Sun Life Financial Inc.	7	461
Suncor Energy Inc.	14	528
TC Energy Corporation (c)	12	598
Teck Resources Limited - Class B	6	228
TELUS Corporation	6	92
TFI International Inc.	1	89
Thomson Reuters Corporation	2	321
TMX Group Limited	3	130
Toronto-Dominion Bank, The	20	1,479
Tourmaline Oil Corp	4	189
Wheaton Precious Metals Corp.	5	486
		26,472
France 2.5%
Aeroports de Paris (c)	—	53
Airbus SE	7	1,406
Amundi (d)	1	67
AXA	20	976
Biomerieux SA	1	81
BNP Paribas	12	1,099
Bollore SE	7	46
Bouygues	2	97
Bureau Veritas	4	134
Capgemini	2	344
Compagnie de Saint-Gobain	5	603
Compagnie Generale des Etablissements Michelin	7	273
Credit Agricole SA (c)	8	160
Danone	7	598
Dassault Aviation	—	72
Dassault Systemes	8	298
Engie	20	477
EssilorLuxottica	3	912
Hermes International	—	1,080

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Kering	1	184
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	7	1,354
Legrand	3	411
L'Oreal	3	1,222
LVMH Moet Hennessy Louis Vuitton	3	1,540
Orange	22	329
Pernod Ricard	2	225
Publicis Groupe SA (c)	2	277
Safran	4	1,295
Sanofi	13	1,229
Sartorius Stedim Biotech	—	70
Schneider Electric SE	6	1,646
Societe Generale	8	479
Thales	1	310
TotalEnergies SE	24	1,467
Veolia Environnement	8	276
VINCI	6	869
		21,959
Germany 2.3%
Adidas AG - Class N	2	456
Allianz SE	4	1,794
BASF SE - Class N	10	500
Bayer Aktiengesellschaft - Class N	11	331
Bayerische Motoren Werke Aktiengesellschaft	3	297
Beiersdorf Aktiengesellschaft	1	151
BioNTech SE - ADR (a)	1	114
COMMERZBANK Aktiengesellschaft	11	340
Continental Aktiengesellschaft	1	120
Daimler Truck Holding AG	5	252
Deutsche Bank Aktiengesellschaft - Class N	21	613
Deutsche Borse Aktiengesellschaft - Class N	2	705
Deutsche Post AG - Class N	11	487
Deutsche Telekom AG - Class N	38	1,392
E.ON SE - Class N	25	457
Elia Group (c)	—	50
Fresenius SE & Co. KGaA	5	245
Hannover Ruck SE - Class N	1	228
Heidelberg Materials AG	1	349
Henkel AG & Co. KGaA	1	88
Infineon Technologies AG - Class N	15	627
Mercedes-Benz Group AG - Class N	8	463
MERCK Kommanditgesellschaft auf Aktien	1	192
MTU Aero Engines AG - Class N	1	271
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,007
Rheinmetall Aktiengesellschaft	1	1,077
RWE Aktiengesellschaft	8	335
SAP SE	12	3,624
Siemens Aktiengesellschaft - Class N	8	2,162
Siemens Energy AG (a)	8	910
Siemens Healthineers AG (d)	3	183
Symrise AG	1	157
Talanx Aktiengesellschaft	1	88
Vonovia SE	9	310
		20,375
Switzerland 1.9%
ABB Ltd - Class N	18	1,101
Alcon AG	6	517
Chocoladefabriken Lindt & Sprungli AG - Class N	—	166
Coca-Cola HBC AG	2	111
Compagnie Financiere Richemont SA	6	1,191
EMS-Chemie Holding AG	—	69
Galderma Group AG	1	209
Geberit AG - Class N	—	293
Givaudan SA - Class N	—	450
Glencore PLC	115	449
Holcim AG	6	433
Julius Bar Gruppe AG - Class N	2	154
Kuhne & Nagel International AG	1	126
Lonza Group AG	1	563
Nestle S.A. - Class N	30	2,947
Novartis AG - Class N	22	2,626
Partners Group Holding AG	—	345
Roche Holding AG	—	92
Sandoz Group AG	4	245
Schindler Holding AG - Class N	—	101
SGS SA	2	180
Sika AG	2	500
Sonova Holding AG	1	179
Straumann Holding AG - Class N	1	175
Swiss Life Holding AG - Class N	—	333
Swiss Re AG	3	574
Swisscom AG - Class N	—	204
UBS Group AG	35	1,190
Zurich Insurance Group AG - Class N	2	1,150
		16,673
Australia 1.8%
Amcor Pty Ltd	27	252
ANZ Group Holdings Limited	34	649
Aristocrat Leisure Limited	7	315
ASX Limited	2	109
Atlas Arteria Limited	10	34
Atlassian Corporation - Class A (a)	2	384
Australian Pipeline Trust	14	77
BHP Group Limited	55	1,317
BlueScope Steel Limited	4	68
Brambles Limited	17	261
Cochlear Limited	1	116
Coles Group Limited	15	213
Commonwealth Bank of Australia	19	2,359
Computershare Limited	7	185
CSL Limited	6	904
DEXUS Funds Management Limited	15	66
Fortescue Ltd	16	164
Goodman Funding Pty Ltd	21	479
GPT Management Holdings Limited	25	80
Insurance Australia Group Limited	30	178
Macquarie Group Limited	4	603
Medibank Private Limited	34	114
Mirvac Limited	47	69
National Australia Bank Limited	35	918
Northern Star Resources Ltd	16	191
Orica Limited	5	70
Origin Energy Limited	20	141
Pro Medicus Limited	1	103
Qantas Airways Limited	10	73
QBE Insurance Group Limited	18	281
Ramsay Health Care Limited	3	61
REA Group Ltd (c)	—	72
Reece Limited (c)	4	40
Rio Tinto Limited	4	311
Santos Limited	35	175
Scentre Group Limited	60	140
SEEK Limited	4	70
SGH Limited	3	95
Sigma Healthcare Ltd	67	133
Sonic Healthcare Limited	4	66
South32 Limited	58	111
Stockland Corporation Ltd	31	108
Suncorp Group Limited	11	163
Telstra Corporation Limited	52	166
The Lottery Corporation Limited	23	80
TPG Corporation Limited (c)	7	23
Transurban Holdings Limited	36	335
Vicinity Centres RE Ltd	50	81
Washington H. Soul Pattinson and Company Limited (c)	3	87
Wesfarmers Limited	13	714
Westpac Banking Corporation	39	875
WiseTech Global Limited	2	151
Woodside Energy Group Ltd	22	348
Woolworths Group Limited	15	303
		15,481
Netherlands 1.1%
Adyen N.V. (a) (d)	—	631
Akzo Nobel N.V.	2	145
ASM International N.V.	—	314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
ASML Holding N.V.	5	3,628
DSM-Firmenich AG	3	318
Exor Nederland N.V.	1	107
HAL Trust	—	54
Heineken Holding N.V.	2	116
Heineken N.V.	3	285
ING Groep N.V.	35	760
JDE Peet's N.V. (c)	1	24
Koninklijke Ahold Delhaize N.V.	11	455
Koninklijke KPN N.V.	46	226
Koninklijke Philips N.V.	10	244
NN Group N.V.	3	216
NXP Semiconductors N.V.	3	612
Prosus N.V. - Class N	14	800
STMicroelectronics N.V.	7	225
Wolters Kluwer N.V. - Class C	3	459
		9,619
Sweden 0.8%
AB Sagax - Class B	2	49
Aktiebolaget Industrivarden - Class A	1	47
Aktiebolaget Industrivarden - Class C	2	59
Aktiebolaget SKF - Class B	3	77
Aktiebolaget Volvo - Class A	2	52
Aktiebolaget Volvo - Class B	18	510
Alfa Laval AB	3	144
ASSA ABLOY AB - Class B	12	368
Atlas Copco Aktiebolag - Class A	30	492
Atlas Copco Aktiebolag - Class B	18	263
Axfood AB	1	40
Boliden AB (a)	3	93
Castellum Aktiebolag (c)	6	73
Epiroc Aktiebolag - Class A	7	154
Epiroc Aktiebolag - Class B	5	99
EQT AB (c) (d)	8	278
Essity Aktiebolag (publ) - Class B	7	200
Evolution AB (publ) (d)	2	168
Fastighets AB Balder - Class B (a)	9	64
G&L Beijer Ref AB - Class B (c)	4	62
H & M Hennes & Mauritz AB - Class B (c)	7	94
Hexagon Aktiebolag - Class B	23	229
Holmen Aktiebolag - Class B	1	22
Indutrade Aktiebolag	3	88
Investment Ab Latour - Class B	2	47
Investor Aktiebolag - Class A	7	198
Investor Aktiebolag - Class B	21	617
L E Lundbergforetagen Aktiebolag (publ) - Series B	1	49
Lifco AB (Publ) - Class B	3	104
NIBE Industrier AB - Class B (c)	22	95
Nordnet AB	2	49
Saab AB - Class B	4	234
Sandvik Aktiebolag	11	253
Securitas AB - Class B	7	98
Skandinaviska Enskilda Banken AB - Class A	15	270
Skanska AB - Class B	4	85
SSAB AB - Class A	—	2
SSAB AB - Class B	8	50
Svenska Cellulosa Aktiebolaget SCA - Class B	7	94
Svenska Handelsbanken AB - Class A	17	221
Swedbank AB - Class A	11	300
Swedish Orphan Biovitrum AB (Publ) (a)	2	65
Tele2 AB - Class B	6	93
Telefonaktiebolaget LM Ericsson - Class B	31	266
Telia Company AB	23	83
Trelleborg AB - Class B	3	96
		7,094
Spain 0.8%
ACS, Actividades de Construccion y Servicios, S.A.	2	167
AENA, S.M.E., S.A.	9	242
Amadeus IT Holding, S.A. (d)	5	412
Banco Bilbao Vizcaya Argentaria, S.A.	68	1,041
Banco Santander, S.A.	175	1,452
CaixaBank, S.A.	44	377
Cellnex Telecom, S.A. (d)	7	262
Endesa, S.A. (c)	4	111
Ferrovial SE	6	305
Iberdrola, Sociedad Anonima (c)	66	1,259
Industria de Diseno Textil, S.A.	13	677
Naturgy Energy Group, S.A.	1	40
Redeia Corporacion SA (c)	4	87
Repsol SA	11	167
Telefonica, S.A. (c)	56	292
		6,891
Italy 0.8%
A2a S.P.A.	20	54
Assicurazioni Generali Societa' Per Azioni	11	396
Banca Mediolanum SpA	2	31
Banco BPM Societa' Per Azioni	16	190
Buzzi S.p.A.	1	43
Davide Campari-Milano N.V. (c)	7	46
DiaSorin S.p.A. (c)	—	32
ENEL - SPA	91	867
Eni S.P.A.	24	394
Ferrari N.V.	1	694
Finecobank Banca Fineco S.P.A.	7	148
Hera S.p.A.	10	49
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	4	52
Intesa Sanpaolo SPA	181	1,043
Leonardo S.p.A.	5	271
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (c)	7	169
Moncler S.p.A.	2	141
Nexi S.p.A.	7	40
Pirelli & C. S.p.A. (d)	1	5
Poste Italiane - Societa' Per Azioni (d)	4	95
Prysmian S.p.A.	3	232
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	64
Snam S.p.A.	26	160
Telecom Italia S.p.A. (c)	126	62
Terna - Rete Elettrica Nazionale Societa Per Azioni	17	177
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	18	1,232
		6,687
Denmark 0.6%
A.P. Moller - Maersk A/S - Class A	—	50
A.P. Moller - Maersk A/S - Class B	—	78
Carlsberg A/S - Class B	1	159
Coloplast A/S - Class B (c)	2	168
Danske Bank A/S	8	322
DSV A/S	2	507
Genmab A/S (a) (c)	1	161
Novo Nordisk A/S - Class B	37	2,533
Novozymes A/S - Class B	4	295
Orsted A/S (a) (c) (d)	1	62
Pandora A/S	1	160
Tryg A/S	3	88
Vestas Wind Systems A/S	12	184
		4,767
Hong Kong 0.4%
AIA Group Limited	123	1,111
Budweiser Brewing Company APAC Limited (c) (d)	24	24
CK Asset Holdings Limited	20	88
CK Hutchison Holdings Limited	31	188
CK Infrastructure Holdings Limited	8	50
CLP Holdings Limited	22	185
Hang Seng Bank, Limited	8	117
Henderson Land Development Company Limited	17	61
HKT Trust	32	48
Hong Kong And China Gas Company Limited -The-	144	121
Hong Kong Exchanges and Clearing Limited	14	749
Jardine Matheson Holdings Limited	2	91
Link Real Estate Investment Trust	25	132
MTR Corporation Limited	21	75
Power Assets Holdings Limited	18	116
Sino Land Company Limited	22	23
Sun Hung Kai Properties Limited	19	219
Swire Pacific Limited - Class A	4	36
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Swire Properties Limited	15	38
Techtronic Industries Company Limited	18	198
WH Group Limited (d)	99	95
Wharf (Holdings) Limited, The (c)	8	24
Wharf Real Estate Investment Company Limited	21	60
		3,849
Singapore 0.3%
Capitaland Ascendas REIT	43	92
Capitaland Group Pte. Ltd.	51	87
Capitaland Investment Limited	32	66
DBS Group Holdings Ltd	24	837
Genting Singapore Limited	78	44
Jardine Cycle & Carriage Limited (c)	—	2
Keppel Ltd.	17	100
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c) (d)	25	25
Oversea-Chinese Banking Corporation Limited	39	501
Singapore Airlines Limited (c)	17	91
Singapore Exchange Limited	8	90
Singapore Technologies Engineering Ltd	20	122
Singapore Telecommunications Limited	92	276
United Overseas Bank Limited	15	419
Wilmar International Limited	27	61
		2,813
Finland 0.3%
Elisa Oyj	2	103
Fortum Oyj	5	103
Kesko Oyj - Class A	1	29
Kesko Oyj - Class B	2	53
Kone Corporation - Class B	4	270
Metso Oyj (c)	9	111
Neste Oyj	6	76
Nokia Oyj	60	311
Nordea Bank Abp	36	534
Orion Oyj - Class B	1	97
Sampo Oyj - Class A	29	307
Stora Enso Oyj - Class R (c)	6	60
UPM-Kymmene Oyj (c)	6	157
Wartsila Oyj Abp	6	136
		2,347
Belgium 0.3%
Ackermans	—	73
Ageas SA/NV	2	130
Anheuser-Busch InBev	12	795
argenx SE (a)	1	385
Colruyt Group	—	12
D'Ieteren Group	—	56
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	85
KBC Groep	3	299
Lotus Bakeries	—	39
Sofina	—	61
Syensqo	1	61
UCB	1	281
Warehouses De Pauw	2	44
		2,321
Norway 0.2%
Aker BP ASA	3	69
DNB Bank ASA	9	252
Equinor ASA	9	232
Gjensidige Forsikring ASA	2	45
Kongsberg Gruppen ASA	5	199
Mowi ASA	5	96
Norsk Hydro ASA	17	98
Orkla ASA	8	83
SalMar ASA	1	30
Storebrand ASA	6	85
Telenor ASA	9	135
Var Energi ASA	8	25
Vend Marketplaces ASA - Class A	1	30
Vend Marketplaces ASA - Class B	—	12
Yara International ASA	2	75
		1,466
Israel 0.2%
Azrieli Group Ltd.	—	43
Bank Hapoalim B.M.	15	284
Bank Leumi Le-Israel B.M.	19	350
Elbit Systems Ltd.	—	101
ICL Group Ltd	10	68
Israel Discount Bank Limited	14	136
Mizrahi Tefahot Bank Ltd	2	115
Nice Ltd (a)	1	125
Teva Pharmaceutical Industries Ltd (a)	13	221
		1,443
Ireland 0.2%
CRH Public Limited Company	8	728
DCC Public Limited Company	1	82
Kerry Group Public Limited Company - Class A	2	200
Kingspan Group Public Limited Company	2	163
Smurfit Westrock Public Limited Company	6	255
		1,428
Argentina 0.2%
MercadoLibre, Inc. (a)	1	1,422
Poland 0.1%
Allegro.eu (a) (d)	8	77
Bank Polska Kasa Opieki - Spolka Akcyjna	2	115
Dino Polska Spolka Akcyjna (a) (d)	1	85
ING Bank Slaski Spolka Akcyjna	—	36
KGHM Polska Miedz Spolka Akcyjna	2	55
LPP Spolka Akcyjna	—	37
Orlen S A	6	133
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	10	219
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	7	121
Santander Bank Polska Spolka Akcyjna	—	56
		934
Austria 0.1%
Andritz AG	1	69
BAWAG Group AG (d)	1	114
Erste Group Bank AG (c)	4	305
OMV Aktiengesellschaft (c)	2	100
Raiffeisen Bank International AG	2	51
Telekom Austria Aktiengesellschaft	2	20
Verbund AG (c)	1	60
		719
South Korea 0.1%
Coupang, Inc. - Class A (a)	14	423
Portugal 0.0%
EDP Renovaveis, S.A.	3	37
EDP, S.A.	32	138
Galp Energia, SGPS, S.A. - Class B	5	95
Jeronimo Martins, SGPS, S.A.	3	88
		358
New Zealand 0.0%
Auckland International Airport Limited	17	80
Fisher & Paykel Healthcare Corporation Limited	7	147
Meridian Energy Limited	18	64
		291
Luxembourg 0.0%
ArcelorMittal	5	157
Tenaris S.A.	5	86
		243
Jersey 0.0%
Aptiv PLC (a)	3	185
Macau 0.0%
Galaxy Entertainment Group Limited	27	120
Sands China Ltd.	30	64
		184
China 0.0%
WuXi Biologics (Cayman) Inc. (a) (d)	45	146
Mexico 0.0%
Fresnillo PLC	2	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Southern Copper Corporation	1	96
		137
Zambia 0.0%
First Quantum Minerals Ltd (a)	7	128
Chile 0.0%
Antofagasta PLC	4	92
Democratic Republic of the Congo 0.0%
Ivanhoe Mines Ltd - Class A (a) (c)	8	62
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
Total Common Stocks (cost $589,458)		859,852
PREFERRED STOCKS 0.4%
Switzerland 0.3%
Chocoladefabriken Lindt & Sprungli AG	—	185
Roche Holding AG	8	2,589
Schindler Holding AG	—	169
		2,943
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	1	56
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	66
Henkel AG & Co. KGaA (f)	2	162
Sartorius Aktiengesellschaft	—	81
Volkswagen Aktiengesellschaft (f)	2	252
		617
Italy 0.0%
Telecom Italia S.p.A.	51	28
Total Preferred Stocks (cost $3,067)		3,588
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (b) (g)	5,156	5,156
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (b) (g)	278	278
Total Short Term Investments (cost $5,434)		5,434
Total Investments 99.6% (cost $597,959)		868,874
Other Derivative Instruments 0.0%		49
Other Assets and Liabilities, Net 0.4%		3,311
Total Net Assets 100.0%		872,234

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	369	314	57	4	22	96	744	0.1
JNL Government Money Market Fund, 4.20% - Class I	2,415	41,870	39,129	83	—	—	5,156	0.6
JNL Government Money Market Fund, 4.30% - Class SL	872	7,069	7,663	15	—	—	278	—
	3,656	49,253	46,849	102	22	96	6,178	0.7

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/29/19	611	631	0.1
Allegro.eu	06/18/21	87	77	—
Amadeus IT Holding, S.A.	09/22/17	353	412	0.1
Amundi	11/30/17	68	67	—
BAWAG Group AG	04/23/21	68	114	—
Budweiser Brewing Company APAC Limited	10/15/19	60	24	—
Cellnex Telecom, S.A.	05/28/19	281	262	0.1
Convatec Group PLC	04/23/21	64	82	—
Dino Polska Spolka Akcyjna	06/18/21	60	85	—
Emera Incorporated	09/22/17	138	148	—
EQT AB	05/29/20	229	278	0.1
Evolution AB (publ)	05/29/20	174	168	—
Evraz PLC	02/14/22	25	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	47	52	—
Keyera Corp.	09/22/17	80	85	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	34	25	—
Orsted A/S	09/25/17	63	62	—
Pirelli & C. S.p.A.	04/23/21	4	5	—
Poste Italiane - Societa' Per Azioni	09/22/17	67	95	—
Siemens Healthineers AG	06/18/21	179	183	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Mellon World Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WH Group Limited	09/22/17	85	95	—
WuXi Biologics (Cayman) Inc.	12/17/21	218	146	—
		2,995	3,096	0.4

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	13	September 2025	EUR	692	(2)	1
FTSE 100 Index	2	September 2025	GBP	178	(1)	(3)
S&P 500 Index	18	September 2025		5,429	28	199
S&P/ASX 200 Index	2	September 2025	AUD	425	1	1
S&P/TSX 60 Index	1	September 2025	CAD	316	1	3
Topix Index	3	September 2025	JPY	83,659	3	14
					30	215

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	09/17/25	AUD	7	5	—
CAD/USD	HSB	09/17/25	CAD	202	149	1
EUR/USD	HSB	09/17/25	EUR	506	599	18
JPY/USD	RBC	09/17/25	JPY	25,004	175	1
USD/GBP	BMO	09/17/25	GBP	(27)	(38)	(1)
					890	19

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	651,350	208,502	—	859,852
Preferred Stocks	—	3,588	—	3,588
Warrants	—	—	—	—
Short Term Investments	5,434	—	—	5,434
	656,784	212,090	—	868,874
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	218	—	—	218
Open Forward Foreign Currency Contracts	—	20	—	20
	218	20	—	238
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	(3)	(1)	—	(4)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.6%
Financials 19.7%
American International Group, Inc.	200	17,086
Assurant, Inc.	98	19,402
Columbia Banking System, Inc.	350	8,181
Corebridge Financial, Inc.	507	17,983
East West Bancorp, Inc.	158	15,936
Equitable Holdings, Inc.	329	18,437
Everest Group, Ltd.	36	12,381
Fidelity National Information Services, Inc.	241	19,595
Fifth Third Bancorp	260	10,681
Global Payments Inc.	175	14,038
Hanover Insurance Group Inc, The	87	14,796
Hartford Insurance Group, Inc., The	208	26,378
Lincoln National Corporation	331	11,459
M&T Bank Corporation	115	22,352
Northern Trust Corporation	157	19,918
Prosperity Bancshares, Inc.	132	9,238
Raymond James Financial, Inc.	174	26,715
Regions Financial Corporation	700	16,459
SLM Corporation	389	12,750
Synchrony Financial	125	8,350
The Carlyle Group, Inc.	209	10,762
TPG Inc. - Class A	181	9,496
Voya Financial, Inc.	203	14,427
Willis Towers Watson Public Limited Company	69	21,192
		378,012
Industrials 17.5%
AGCO Corporation	142	14,687
Alaska Air Group, Inc. (a)	170	8,424
Allegion Public Limited Company	127	18,304
Builders FirstSource, Inc. (a)	74	8,655
Delta Air Lines, Inc.	293	14,423
Ferguson Enterprises Inc.	62	13,391
GFL Environmental Inc.	330	16,669
Howmet Aerospace Inc.	65	12,180
ITT Inc.	80	12,594
J.B. Hunt Transport Services, Inc.	60	8,685
Jacobs Solutions Inc.	122	16,058
KBR, Inc.	271	12,998
Knight-Swift Transportation Holdings Inc. - Class A	162	7,169
L3Harris Technologies, Inc.	60	14,991
Leidos Holdings, Inc.	102	16,030
Nordson Corporation	49	10,430
Norfolk Southern Corporation	54	13,723
Nvent Electric Public Limited Company	155	11,337
Otis Worldwide Corporation	125	12,357
PACCAR Inc	111	10,596
Pentair Public Limited Company	165	16,965
Regal Rexnord Corporation	98	14,269
StandardAero, Inc. (a)	142	4,509
Stanley Black & Decker, Inc.	152	10,288
TransUnion	176	15,529
Westinghouse Air Brake Technologies Corporation	97	20,289
		335,550
Consumer Discretionary 9.2%
Aptiv PLC (a)	254	17,309
Aramark	481	20,125
Brunswick Corporation	221	12,194
Darden Restaurants, Inc.	52	11,426
Hyatt Hotels Corporation - Class A	102	14,202
International Game Technology PLC	534	8,442
LKQ Corporation	416	15,385
Mattel, Inc. (a)	473	9,336
Mohawk Industries, Inc. (a)	95	9,908
Newell Brands Inc.	1,110	5,993
Ross Stores, Inc.	110	13,978
Skechers U.S.A., Inc. - Class A (a)	135	8,514
Toll Brothers, Inc.	155	17,699
Viking Holdings Ltd (a)	226	12,054
		176,565
Health Care 8.1%
Agilent Technologies, Inc.	177	20,940
Avantor, Inc. (a)	500	6,732
Becton, Dickinson and Company	77	13,317
Biogen Inc. (a)	52	6,564
Cencora, Inc.	70	21,066
GE HealthCare Technologies Inc.	116	8,627
Humana Inc.	46	11,274
Icon Public Limited Company (a)	54	7,881
Labcorp Holdings Inc.	51	13,465
Organon & Co.	445	4,312
Revvity, Inc.	97	9,425
Steris Public Limited Company	56	13,451
Teleflex Incorporated	53	6,234
Universal Health Services, Inc. - Class B	67	12,134
		155,422
Utilities 7.7%
AES Corporation, The	659	6,927
Alliant Energy Corporation	288	17,432
Atmos Energy Corporation	83	12,838
CenterPoint Energy, Inc.	411	15,115
CMS Energy Corporation	270	18,676
Edison International	144	7,429
PG&E Corporation	1,426	19,884
Pinnacle West Capital Corporation	170	15,229
Public Service Enterprise Group Incorporated	255	21,446
Sempra	181	13,702
		148,678
Real Estate 7.6%
Brixmor Property Group Inc.	594	15,461
Essex Property Trust, Inc.	51	14,560
Extra Space Storage Inc.	127	18,702
Jones Lang LaSalle Incorporated (a)	53	13,463
Mid-America Apartment Communities, Inc.	94	13,906
Rexford Industrial Realty, Inc.	245	8,706
Sun Communities, Inc.	115	14,500
Ventas, Inc.	206	12,978
VICI Properties Inc.	551	17,974
W.P. Carey Inc.	240	14,960
		145,210
Materials 7.3%
Amcor Pty Ltd	1,293	11,882
Ashland Inc.	197	9,893
Avery Dennison Corporation	72	12,656
Corteva, Inc.	170	12,641
DuPont de Nemours, Inc.	227	15,571
Eastman Chemical Company	198	14,813
Graphic Packaging Holding Company	835	17,597
International Flavors & Fragrances Inc.	164	12,036
International Paper Company	257	12,023
James Hardie Industries Public Limited Company - ADR (a)	420	11,293
Nucor Corporation	69	8,972
		139,377
Consumer Staples 7.0%
Albertsons Companies, Inc. - Class A	659	14,174
BJ's Wholesale Club Holdings, Inc. (a)	106	11,430
Coca-Cola Europacific Partners PLC	159	14,720
Conagra Brands, Inc.	353	7,232
Ingredion Incorporated	101	13,634
Kenvue Inc.	909	19,023
Lamb Weston Holdings, Inc.	120	6,209
Sysco Corporation	182	13,794
The Hershey Company	63	10,490
US Foods Holding Corp. (a)	307	23,674
		134,380
Information Technology 6.9%
CDW Corp.	85	15,089
Check Point Software Technologies Ltd (a)	65	14,268
Corning Incorporated	315	16,582
Entegris, Inc.	105	8,442
Flex Ltd. (a)	432	21,542
NXP Semiconductors N.V.	60	13,135

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Pegasystems Inc.	109	5,881
Skyworks Solutions, Inc.	109	8,112
TE Connectivity Public Limited Company	100	16,805
Zebra Technologies Corporation - Class A (a)	42	12,957
		132,813
Energy 6.0%
Diamondback Energy, Inc.	108	14,831
Expand Energy Corporation	175	20,475
Halliburton Company	274	5,574
Permian Resources Corporation - Class A	1,037	14,123
Plains GP Holdings, L.P. - Class A (a)	655	12,723
Targa Resources Corp.	123	21,434
TechnipFMC PLC	341	11,753
Valero Energy Corporation	101	13,611
		114,524
Communication Services 1.6%
Electronic Arts Inc.	90	14,364
Nexstar Media Group, Inc. - Class A	35	5,988
Omnicom Group Inc.	139	10,034
		30,386
Total Common Stocks (cost $1,572,281)		1,890,917
PREFERRED STOCKS 0.7%
Industrials 0.7%
Boeing Company, The, 6.00%, 10/15/27 (b)	182	12,359
Total Preferred Stocks (cost $9,088)		12,359
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	11,844	11,844
Total Short Term Investments (cost $11,844)		11,844
Total Investments 99.9% (cost $1,593,213)		1,915,120
Other Assets and Liabilities, Net 0.1%		2,773
Total Net Assets 100.0%		1,917,893

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	26,606	140,636	155,398	468	—	—	11,844	0.6
JNL Government Money Market Fund, 4.30% - Class SL	—	32,799	32,799	16	—	—	—	—
	26,606	173,435	188,197	484	—	—	11,844	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,890,917	—	—	1,890,917
Preferred Stocks	12,359	—	—	12,359
Short Term Investments	11,844	—	—	11,844
	1,915,120	—	—	1,915,120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 94.7%
Financials 86.9%
3I Group PLC	12	705
Alaris Royalty Corp. (a)	1	15
Antin Infrastructure Partners	11	148
Apollo Global Management, Inc.	7	1,026
Ares Management Corporation - Class A	4	689
Blackstone Inc. - Class A	11	1,609
Blue Owl Capital Inc. - Class A	22	425
Bridgepoint Group PLC (a)	68	291
Brookfield Asset Management Ltd. - Class A	8	431
China Merchants China Direct Investments Limited	18	34
Chrysalis Investments Limited (b)	2	2
Compass Diversified Holdings	12	78
Corporacion Financiera Alba, S.A. (c)	1	—
Creades AB (publ) - Class A	4	32
CVC Capital Partners PLC	33	681
Deutsche Beteiligungs AG	2	60
DigitalBridge Group, Inc. - Class A	16	169
Dream Incubator Inc. (d)	1	13
EQT AB (a)	27	921
Eurazeo	3	208
Exor Nederland N.V.	1	94
Fairfax India Holdings Corporation (b) (e)	2	36
GCM Grosvenor Inc. - Class A (d)	1	12
Georgia Capital PLC (b)	6	164
Gimv	4	176
Hamilton Lane Incorporated - Class A	2	219
Integral Corporation (d)	2	44
Intermediate Capital Group PLC	16	416
Investment AB Oresund	2	24
IP Group PLC	86	61
JAFCO Group Co., Ltd.	10	170
Japan Investment Adviser Co., Ltd.	5	58
Kinnevik AB - Class B (b)	7	66
KKR & Co. Inc. - Class A	13	1,754
Linc AB (b)	2	15
Mivtach Shamir Holdings Ltd	—	3
Molten Ventures PLC (b)	—	1
Mutares SE & Co. KGaA	3	117
ONEX Corporation	4	331
Partners Group Holding AG	—	554
Patria Investments Ltd - Class A	7	102
Polar Capital Holdings PLC	8	54
Ratos AB - Class B	35	149
SBI Holdings, Inc.	10	342
Sofina	—	91
StepStone Group Inc. - Class A	4	238
T. Rowe Price Group, Inc.	7	634
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	6	56
The Carlyle Group, Inc.	10	497
Tikehau Capital (d)	4	87
TPG Inc. - Class A	5	252
Vinci Partners Investimentos Ltda - Class A	5	44
VNV Global AB (publ) (b)	18	33
Wendel	3	277
		14,708
Industrials 6.1%
Ackermans	1	315
Brookfield Business Partners L.P.	6	151
Investment Ab Latour - Class B	9	245
Italmobiliare Societa' Per Azioni O In Forma Abbreviata Italmobiliare Spa	2	73
Storskogen Group AB (publ) - Class B	202	242
		1,026
Health Care 1.0%
MedCap AB (publ) (b)	2	104
Puretech Health PLC (b)	41	70
		174
Communication Services 0.5%
Stagwell, Inc. - Class A (b)	19	88
Information Technology 0.2%
Smaregi Inc.	1	30
Total Common Stocks (cost $14,800)		16,026
INVESTMENT COMPANIES 4.9%
3I Infrastructure PLC	27	126
Abrdn Emerging Markets Equity Income Fund, Inc.	7	41
Augmentum Fintech PLC	1	1
Caledonia Investments PLC	1	49
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	27	189
ICG Enterprise Trust PLC	5	88
NB Private Equity Partners Limited	4	79
Oakley Capital Investments Limited	13	90
Pantheon International PLC	19	81
Princess Private Equity Holding Limited	6	64
RIT Capital Partners PLC	—	2
Syncona Limited	11	14
Total Investment Companies (cost $750)		825
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	13	13
Total Short Term Investments (cost $13)		13
Total Investments 99.7% (cost $15,563)		16,864
Other Assets and Liabilities, Net 0.3%		59
Total Net Assets 100.0%		16,923

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) All or a portion of the security was on loan as of June 30, 2025.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $36 and 0.2% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	—	1,858	1,845	1	—	—	13	0.1
JNL Government Money Market Fund, 4.30% - Class SL	64	3,095	3,159	3	—	—	—	—
	64	4,953	5,004	4	—	—	13	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Summary of Investments by Country^	Total Long Term Investments
United States of America	49.0%
United Kingdom	18.8
Sweden	10.9
France	4.3
Japan	3.9
Switzerland	3.7
Belgium	3.4
Canada	3.2
Germany	1.0
Italy	0.8
Netherlands	0.5
Brazil	0.3
Hong Kong	0.2
Israel	—
Spain	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	03/25/25	15	15	0.1
Bridgepoint Group PLC	03/20/24	243	291	1.7
EQT AB	06/20/24	796	921	5.5
		1,054	1,227	7.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	8,561	6,147	—	14,708
Industrials	151	875	—	1,026
Health Care	—	174	—	174
Communication Services	88	—	—	88
Information Technology	—	30	—	30
Investment Companies	825	—	—	825
Short Term Investments	13	—	—	13
	9,638	7,226	—	16,864

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 98.8%
Consumer Discretionary 21.3%
Airbnb, Inc. - Class A (a)	7	893
Asbury Automotive Group, Inc. (a)	7	1,671
AutoNation, Inc. (a)	10	1,902
BorgWarner Inc.	55	1,858
CarMax, Inc. (a)	24	1,622
Carnival Corporation (a)	79	2,216
Coupang, Inc. - Class A (a)	38	1,134
DK Crown Holdings Inc. - Class A (a)	45	1,943
ETSY, Inc. (a)	13	673
Expedia Group, Inc.	10	1,693
Flutter Entertainment Public Limited Company (a)	7	1,906
Hasbro, Inc.	26	1,925
Las Vegas Sands Corp.	20	890
Lithia Motors, Inc. - Class A	5	1,843
Lululemon Athletica Inc. (a)	3	786
Mattel, Inc. (a)	86	1,691
Norwegian Cruise Line Holdings Ltd. (a)	88	1,786
Wynn Resorts, Limited	20	1,856
		28,288
Industrials 18.3%
Acuity Brands, Inc.	6	1,903
Allegion Public Limited Company	13	1,863
Chart Industries, Inc. (a)	12	1,908
CNH Industrial N.V.	132	1,713
Dayforce, Inc. (a)	16	895
Fortive Corporation	23	1,205
Generac Holdings Inc. (a)	7	956
Huntington Ingalls Industries, Inc.	4	908
IDEX Corporation	5	822
L3Harris Technologies, Inc.	3	876
Masco Corporation	25	1,623
Nordson Corporation	4	838
PACCAR Inc	9	863
Ralliant Corporation (a)	8	373
Sensata Technologies Holding PLC	31	923
SS&C Technologies Holdings, Inc.	21	1,725
TransUnion	20	1,743
Vertiv Holdings Co - Class A	10	1,307
WESCO International, Inc.	10	1,837
		24,281
Information Technology 13.9%
Akamai Technologies, Inc. (a)	11	876
Atlassian Corporation - Class A (a)	8	1,565
Cognizant Technology Solutions Corporation - Class A	11	831
Datadog, Inc. - Class A (a)	8	1,120
Dynatrace, Inc. (a)	33	1,834
Elastic N.V. (a)	9	728
HubSpot, Inc. (a)	1	773
Littelfuse, Inc.	4	913
Marvell Technology, Inc.	12	960
Monolithic Power Systems, Inc.	3	1,918
Teradyne, Inc.	10	859
Vontier Corporation	49	1,805
Workday, Inc. - Class A (a)	7	1,651
Zebra Technologies Corporation - Class A (a)	3	923
Zoom Communications, Inc. - Class A (a)	22	1,724
		18,480
Health Care 12.3%
Agilent Technologies, Inc.	14	1,691
Baxter International Inc.	52	1,570
Bio-Techne Corporation	14	704
Edwards Lifesciences Corporation (a)	24	1,856
GE HealthCare Technologies Inc.	22	1,632
Ionis Pharmaceuticals, Inc. (a)	23	922
Labcorp Holdings Inc.	3	880
ResMed Inc.	7	1,875
Revvity, Inc.	17	1,618
Royalty Pharma PLC - Class A	52	1,862
Veeva Systems Inc. - Class A (a)	4	1,048
Zimmer Biomet Holdings, Inc.	8	736
		16,394
Financials 10.4%
Block, Inc. - Class A (a)	13	885
Capital One Financial Corporation	5	1,049
Fidelity National Information Services, Inc.	12	1,003
Jack Henry & Associates, Inc.	5	859
LPL Financial Holdings Inc.	3	1,014
MarketAxess Holdings Inc.	8	1,764
SEI Investments Company	12	1,041
T. Rowe Price Group, Inc.	18	1,738
The Carlyle Group, Inc.	38	1,972
The Western Union Company	81	681
Truist Financial Corporation	21	911
U.S. Bancorp	19	865
		13,782
Materials 5.6%
Amcor Pty Ltd	93	858
Corteva, Inc.	14	1,061
Crown Holdings, Inc.	8	877
DuPont de Nemours, Inc.	24	1,619
Eastman Chemical Company	9	672
International Flavors & Fragrances Inc.	10	767
Sealed Air Corporation	54	1,663
		7,517
Consumer Staples 4.2%
Campbell's Company, The	22	675
Clorox Company, The	7	807
General Mills, Inc.	16	811
Kenvue Inc.	40	843
Kimberly-Clark Corporation	6	833
Kraft Heinz Company, The	28	726
The Hershey Company	5	852
		5,547
Communication Services 3.9%
Former Charter Communications Parent, Inc. - Class A (a)	5	1,879
Omnicom Group Inc.	10	757
Pinterest, Inc. - Class A (a)	25	911
The Interpublic Group of Companies, Inc.	32	783
Warner Music Group Corp. - Class A	33	891
		5,221
Utilities 3.2%
Essential Utilities, Inc.	23	840
Evergy, Inc.	13	878
FirstEnergy Corp.	22	867
Portland General Electric Company	40	1,644
		4,229
Energy 3.0%
Devon Energy Corporation	24	765
Hess Corporation	12	1,678
ONEOK, Inc.	11	863
Schlumberger Limited	21	705
		4,011
Real Estate 2.7%
Crown Castle Inc.	17	1,799
SBA Communications Corporation - Class A	8	1,813
		3,612
Total Common Stocks (cost $125,926)		131,362
INVESTMENT COMPANIES 0.8%
iShares Core S&P Mid-Cap ETF	18	1,114
Total Investment Companies (cost $1,085)		1,114
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	480	480
Total Short Term Investments (cost $480)		480
Total Investments 100.0% (cost $127,491)		132,956
Other Assets and Liabilities, Net 0.0%		64
Total Net Assets 100.0%		133,020

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	510	9,509	9,539	10	—	—	480	0.4
JNL Government Money Market Fund, 4.30% - Class SL	—	3,859	3,859	2	—	—	—	—
	510	13,368	13,398	12	—	—	480	0.4

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	2	September 2025	606	—	19

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	131,362	—	—	131,362
Investment Companies	1,114	—	—	1,114
Short Term Investments	480	—	—	480
	132,956	—	—	132,956
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	19	—	—	19
	19	—	—	19

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 100.0%
Information Technology 31.6%
Accenture Public Limited Company - Class A	11	3,281
Adobe Inc. (a)	8	2,900
Advanced Micro Devices, Inc. (a)	28	4,041
Akamai Technologies, Inc. (a)	3	214
Applied Materials, Inc.	14	2,613
Cadence Design Systems, Inc. (a)	5	1,483
CDW Corp.	2	416
Cisco Systems, Inc.	70	4,848
Flex Ltd. (a)	6	321
Hewlett Packard Enterprise Company	23	463
HP, Inc.	17	408
International Business Machines Corporation	16	4,793
Jabil Inc.	2	385
Juniper Networks, Inc.	6	236
Keysight Technologies, Inc. (a)	3	500
Lam Research Corporation	23	2,200
Microsoft Corporation	92	45,639
Motorola Solutions, Inc.	3	1,233
NVIDIA Corporation	293	46,330
Oracle Corporation	29	6,237
Palo Alto Networks, Inc. (a)	12	2,378
Qualcomm Incorporated	19	3,097
Salesforce, Inc.	10	2,659
Seagate Technology Holdings Public Limited Company	4	522
Synopsys, Inc. (a)	3	1,392
TE Connectivity Public Limited Company	5	875
Trimble Inc. (a)	4	320
Western Digital Corporation	6	378
Zebra Technologies Corporation - Class A (a)	1	274
		140,436
Financials 16.7%
AFLAC Incorporated	9	925
Allstate Corporation, The	5	945
American Express Company	10	3,089
Ameriprise Financial, Inc.	2	894
AON Public Limited Company - Class A	4	1,359
Arch Capital Group Ltd.	7	602
Ares Management Corporation - Class A	4	624
Arthur J. Gallagher & Co.	4	1,431
Bank of America Corporation	76	3,592
Bank of New York Mellon Corporation, The (b)	12	1,104
BlackRock, Inc.	2	2,563
Brown & Brown, Inc.	5	531
Capital One Financial Corporation	11	2,375
Citigroup Inc.	33	2,818
CME Group Inc. - Class A	6	1,743
Equitable Holdings, Inc.	5	300
Everest Group, Ltd.	1	257
FactSet Research Systems Inc.	1	301
Fifth Third Bancorp	12	484
Global Payments Inc.	4	344
Hartford Insurance Group, Inc., The	5	629
Huntington Bancshares Incorporated	25	419
Intercontinental Exchange, Inc.	10	1,845
KeyCorp	16	284
KKR & Co. Inc. - Class A	12	1,556
LPL Financial Holdings Inc.	1	532
Marsh & Mclennan Companies, Inc.	9	1,896
MasterCard Incorporated - Class A	14	8,100
MetLife, Inc.	10	805
Moody's Corporation	3	1,381
Morgan Stanley	22	3,081
MSCI Inc. - Class A	1	753
Nasdaq, Inc.	7	614
PayPal Holdings, Inc. (a)	17	1,276
Principal Financial Group, Inc.	4	318
Prudential Financial, Inc.	6	678
Regions Financial Corporation	15	355
Reinsurance Group of America, Incorporated	1	225
RenaissanceRe Holdings Ltd	1	198
S&P Global Inc.	5	2,854
SoFi Technologies, Inc. (a)	19	348
State Street Corporation	5	535
Synchrony Financial	7	449
T. Rowe Price Group, Inc.	4	380
The Carlyle Group, Inc.	4	196
The PNC Financial Services Group, Inc.	7	1,315
The Progressive Corporation	10	2,743
Tradeweb Markets Inc. - Class A	2	299
Travelers Companies, Inc., The	4	1,068
Truist Financial Corporation	23	981
Unum Group	3	226
Visa Inc. - Class A	30	10,759
W. R. Berkley Corporation	5	371
Willis Towers Watson Public Limited Company	2	504
		74,254
Health Care 12.0%
Abbott Laboratories	31	4,148
Agilent Technologies, Inc.	5	584
Align Technology, Inc. (a)	1	230
Amgen Inc.	9	2,639
Baxter International Inc.	9	276
Becton, Dickinson and Company	5	864
Biogen Inc. (a)	2	310
BioMarin Pharmaceutical Inc. (a)	3	180
Boston Scientific Corporation (a)	26	2,781
Bristol-Myers Squibb Company	36	1,656
Cardinal Health, Inc.	4	712
Cencora, Inc.	3	974
Centene Corporation (a)	8	447
Cigna Group, The	5	1,538
Cooper Companies, Inc., The (a)	3	245
CVS Health Corporation	22	1,521
Danaher Corporation	11	2,221
DexCom, Inc. (a)	7	604
Edwards Lifesciences Corporation (a)	10	798
Elevance Health, Inc.	4	1,542
GE HealthCare Technologies Inc.	8	597
Gilead Sciences, Inc.	22	2,429
Hologic, Inc. (a)	4	253
Humana Inc.	2	521
IDEXX Laboratories, Inc. (a)	1	758
Illumina, Inc. (a)	3	262
Insulet Corporation (a)	1	390
Intuitive Surgical, Inc. (a)	6	3,387
IQVIA Holdings Inc (a)	3	488
McKesson Corporation	2	1,615
Medtronic, Inc.	23	1,966
Merck & Co., Inc.	45	3,527
Mettler-Toledo International Inc. (a)	—	425
Pfizer Inc.	100	2,416
Quest Diagnostics Incorporated	2	354
Regeneron Pharmaceuticals, Inc.	2	964
ResMed Inc.	3	659
Revvity, Inc.	2	206
Solventum Corporation (a)	2	186
Stryker Corporation	1	240
Thermo Fisher Scientific Inc.	7	2,691
United Therapeutics Corporation (a)	1	211
Veeva Systems Inc. - Class A (a)	3	765
Vertex Pharmaceuticals Incorporated (a)	5	2,015
Waters Corporation (a)	1	366
West Pharmaceutical Services, Inc.	1	271
Zoetis Inc. - Class A	8	1,221
		53,453
Consumer Discretionary 9.1%
Airbnb, Inc. - Class A (a)	7	967
AutoZone, Inc. (a)	—	1,091
Best Buy Co., Inc.	3	225
Booking Holdings Inc.	1	3,323
Burlington Stores, Inc. (a)	1	262
Carnival Corporation (a)	19	539
Carvana Co. - Class A (a)	2	783

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Chipotle Mexican Grill, Inc. (a)	24	1,319
D.R. Horton, Inc.	5	620
Deckers Outdoor Corporation (a)	3	269
DoorDash, Inc. - Class A (a)	6	1,566
eBay Inc.	8	615
Expedia Group, Inc.	2	361
Flutter Entertainment Public Limited Company (a)	3	841
Genuine Parts Company	2	295
Hilton Worldwide Holdings Inc.	4	1,089
Home Depot, Inc., The	17	6,398
Las Vegas Sands Corp.	6	278
Lennar Corporation - Class A	4	447
Lennar Corporation - Class B	—	20
Lowe`s Companies, Inc.	10	2,185
Lululemon Athletica Inc. (a)	2	441
Marriott International, Inc. - Class A	4	1,086
MercadoLibre, Inc. (a)	1	2,161
NIKE, Inc. - Class B	20	1,455
NVR, Inc. (a)	—	355
O'Reilly Automotive, Inc. (a)	15	1,343
PulteGroup, Inc.	4	370
Ross Stores, Inc.	6	719
Royal Caribbean Cruises Ltd.	4	1,376
Service Corporation International	3	205
Somnigroup International Inc.	3	225
Starbucks Corporation	20	1,830
Tapestry, Inc.	4	322
Tesla Inc. (a)	2	778
TJX Companies, Inc., The	20	2,447
Tractor Supply Company	9	474
Ulta Beauty, Inc. (a)	1	364
Williams-Sonoma, Inc.	2	348
Yum! Brands, Inc.	5	737
		40,529
Industrials 8.5%
Allegion Public Limited Company	2	224
AMETEK, Inc.	4	739
Booz Allen Hamilton Holding Corporation - Class A	2	220
Carlisle Companies Incorporated	1	287
Carrier Global Corporation	14	1,040
Cintas Corporation	6	1,355
Clean Harbors, Inc. (a)	1	209
CNH Industrial N.V.	15	200
Copart, Inc. (a)	15	725
CSX Corporation	33	1,076
Cummins Inc.	2	785
Deere & Company	4	2,230
Delta Air Lines, Inc.	12	568
Eaton Corporation Public Limited Company	7	2,481
Emerson Electric Co.	10	1,319
Equifax Inc.	2	555
Expeditors International of Washington, Inc. - Class A	2	271
Fastenal Company	20	838
FedEx Corporation	4	908
Ferguson Enterprises Inc.	4	775
GE Vernova Inc.	5	2,539
Hubbell Incorporated	1	387
Illinois Tool Works Inc.	5	1,278
Ingersoll Rand Inc.	7	596
J.B. Hunt Transport Services, Inc.	1	200
Johnson Controls International Public Limited Company	12	1,224
Lennox International Inc.	1	332
Masco Corporation	4	235
Norfolk Southern Corporation	4	1,014
Old Dominion Freight Line, Inc.	3	504
Otis Worldwide Corporation	7	687
Owens Corning	2	212
Pentair Public Limited Company	3	292
Republic Services, Inc.	4	896
Rockwell Automation, Inc.	2	659
Rollins, Inc.	5	290
Trane Technologies Public Limited Company	4	1,715
TransUnion	3	302
Union Pacific Corporation	11	2,415
United Parcel Service, Inc. - Class B	13	1,293
United Rentals, Inc.	1	862
Verisk Analytics, Inc.	2	767
Waste Management, Inc.	6	1,477
Watsco, Inc.	1	271
Xylem Inc.	4	553
		37,805
Communication Services 7.1%
AT&T Inc.	126	3,651
Comcast Corporation - Class A	66	2,337
Electronic Arts Inc.	4	674
Former Charter Communications Parent, Inc. - Class A (a)	2	694
Fox Corporation - Class A	4	208
Fox Corporation - Class B	2	116
Liberty Broadband Corporation - Series A (a)	—	29
Liberty Broadband Corporation - Series C (a)	2	183
Liberty Media Corporation - Series A (a)	—	34
Liberty Media Corporation - Series C (a)	4	396
Live Nation Entertainment, Inc. (a)	3	379
Netflix, Inc. (a)	8	10,066
News Corporation - Class A	6	192
News Corporation - Class B	2	58
Omnicom Group Inc.	3	246
Pinterest, Inc. - Class A (a)	10	371
Reddit, Inc. - Class A (a)	2	316
Roblox Corporation - Class A (a)	11	1,124
Snap Inc. - Class A (a)	18	156
Take-Two Interactive Software, Inc. (a)	3	713
TKO Group Holdings Inc. - Class A	1	221
T-Mobile US, Inc.	8	1,937
Verizon Communications Inc.	74	3,199
Walt Disney Company, The	32	3,942
Warner Bros. Discovery, Inc. - Series A (a)	40	461
		31,703
Real Estate 4.3%
Alexandria Real Estate Equities, Inc. (c)	3	188
American Homes 4 Rent - Class A	5	196
American Tower Corporation	8	1,812
AvalonBay Communities, Inc.	2	492
Camden Property Trust	2	212
CBRE Group, Inc. - Class A (a)	5	730
CoStar Group, Inc. (a)	1	118
Crown Castle Inc.	7	746
Digital Realty Trust, Inc.	6	961
Equinix, Inc.	2	1,368
Equity Lifestyle Properties, Inc.	3	211
Equity Residential	6	400
Essex Property Trust, Inc.	1	307
Extra Space Storage Inc.	4	523
Gaming and Leisure Properties, Inc.	5	219
Invitation Homes Inc.	10	321
Iron Mountain Incorporated	5	537
Kimco Realty OP, LLC	12	253
Mid-America Apartment Communities, Inc.	2	306
ProLogis Inc.	16	1,708
Public Storage Operating Company	3	810
Realty Income Corporation	16	911
Regency Centers Corporation	3	210
SBA Communications Corporation - Class A	2	441
Simon Property Group, Inc.	6	912
Sun Communities, Inc.	2	270
UDR, Inc.	5	217
Ventas, Inc.	7	456
VICI Properties Inc.	19	610
W.P. Carey Inc.	4	232
Welltower Inc.	11	1,753
Weyerhaeuser Company	12	318
Zillow Group, Inc. - Class A (a)	1	65
Zillow Group, Inc. - Class C (a)	3	212
		19,025
Consumer Staples 4.2%
Brown-Forman Corporation - Class A	1	28

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Brown-Forman Corporation - Class B	5	135
Church & Dwight Co., Inc.	4	420
Clorox Company, The	2	256
Colgate-Palmolive Company	14	1,304
Dollar General Corporation	4	435
Dollar Tree, Inc. (a)	4	359
Estee Lauder Companies Inc., The - Class A	4	332
Kenvue Inc.	31	643
Mondelez International, Inc. - Class A	23	1,536
PepsiCo, Inc.	24	3,192
Performance Food Group Company (a)	3	234
Sysco Corporation	9	657
Target Corporation	8	790
The Hershey Company	3	434
US Foods Holding Corp. (a)	4	304
Walmart Inc.	76	7,445
		18,504
Materials 2.6%
Air Products and Chemicals, Inc.	4	1,099
Amcor Pty Ltd	40	366
Avery Dennison Corporation	1	237
Ball Corporation	5	266
CRH Public Limited Company	12	1,093
Dow Inc.	12	329
Ecolab Inc.	4	1,201
International Flavors & Fragrances Inc.	5	333
International Paper Company	9	432
Linde Public Limited Company	8	3,920
LyondellBasell Industries N.V. - Class A	5	267
Newmont Corporation	20	1,138
Packaging Corporation of America	2	293
PPG Industries, Inc.	4	451
Reliance, Inc.	1	296
		11,721
Energy 2.2%
Baker Hughes Company - Class A	17	660
Cheniere Energy, Inc.	4	954
Halliburton Company	15	302
Kinder Morgan, Inc.	34	1,011
Marathon Petroleum Corporation	6	919
ONEOK, Inc.	11	886
Phillips 66	7	861
Schlumberger Limited	24	802
Targa Resources Corp.	4	668
Texas Pacific Land Corporation	—	356
Valero Energy Corporation	6	749
Williams Companies, Inc., The	21	1,340
		9,508
Utilities 1.7%
Alliant Energy Corporation	4	270
American Electric Power Company, Inc.	3	350
American Water Works Company, Inc.	3	481
CMS Energy Corporation	5	366
Consolidated Edison, Inc.	6	615
Eversource Energy	6	393
Exelon Corporation	18	764
NextEra Energy, Inc.	36	2,502
NiSource Inc.	8	335
Public Service Enterprise Group Incorporated	9	743
Sempra	11	863
		7,682
Total Common Stocks (cost $363,853)		444,620
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (b) (d)	194	194
Total Short Term Investments (cost $194)		194
Total Investments 100.1% (cost $364,047)		444,814
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.1)%		(374)
Total Net Assets 100.0%		444,449

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	1,101	13	197	13	92	95	1,104	0.3
JNL Government Money Market Fund, 4.20% - Class I	1,166	26,979	28,145	15	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	270	2,538	2,614	3	—	—	194	—
	2,537	29,530	30,956	31	92	95	1,298	0.3

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	6	September 2025	1,811	9	65

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	444,620	—	—	444,620
Short Term Investments	194	—	—	194
	444,814	—	—	444,814
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	65	—	—	65
	65	—	—	65

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.5%
Information Technology 27.6%
Adobe Inc. (a)	56	21,693
Applied Materials, Inc.	149	27,271
Autodesk, Inc. (a)	46	14,314
Cadence Design Systems, Inc. (a)	48	14,734
Lam Research Corporation	148	14,442
Manhattan Associates, Inc. (a)	69	13,706
Microchip Technology Incorporated	215	15,107
Microsoft Corporation	30	15,005
Monolithic Power Systems, Inc.	37	26,913
NXP Semiconductors N.V.	113	24,710
Oracle Corporation	76	16,539
Salesforce, Inc.	86	23,541
Synopsys, Inc. (a)	26	13,504
Teradyne, Inc.	273	24,564
Workday, Inc. - Class A (a)	49	11,668
		277,711
Health Care 20.0%
Agilent Technologies, Inc.	202	23,778
Amgen Inc.	42	11,838
Bristol-Myers Squibb Company	251	11,615
Danaher Corporation	118	23,212
GE HealthCare Technologies Inc.	310	22,971
Merck & Co., Inc.	155	12,268
Pfizer Inc.	953	23,105
Thermo Fisher Scientific Inc.	30	12,202
Veeva Systems Inc. - Class A (a)	50	14,436
West Pharmaceutical Services, Inc.	107	23,407
Zimmer Biomet Holdings, Inc.	244	22,219
		201,051
Industrials 20.0%
Allegion Public Limited Company	182	26,161
Boeing Company, The (a)	127	26,702
Caterpillar Inc.	34	13,330
Huntington Ingalls Industries, Inc.	114	27,549
IDEX Corporation	131	23,001
Masco Corporation	193	12,418
Nordson Corporation	56	12,019
Northrop Grumman Corporation	25	12,510
TransUnion	278	24,487
United Parcel Service, Inc. - Class B	224	22,564
		200,741
Consumer Staples 12.9%
Brown-Forman Corporation - Class B	345	9,292
Campbell's Company, The	303	9,288
Clorox Company, The	96	11,578
Constellation Brands, Inc. - Class A	135	22,017
Estee Lauder Companies Inc., The - Class A	352	28,418
Kenvue Inc.	577	12,081
Mondelez International, Inc. - Class A	184	12,431
PepsiCo, Inc.	95	12,491
The Hershey Company	74	12,224
		129,820
Financials 6.4%
Charles Schwab Corporation, The	157	14,291
MarketAxess Holdings Inc.	111	24,782
U.S. Bancorp	552	24,986
		64,059
Communication Services 5.2%
Alphabet Inc. - Class A	138	24,391
Walt Disney Company, The	222	27,551
		51,942
Consumer Discretionary 3.8%
Amazon.com, Inc. (a)	58	12,616
NIKE, Inc. - Class B	359	25,488
		38,104
Materials 3.6%
Corteva, Inc.	196	14,603
International Flavors & Fragrances Inc.	301	22,128
		36,731
Total Common Stocks (cost $983,980)		1,000,159
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	1,333	1,333
Total Short Term Investments (cost $1,333)		1,333
Total Investments 99.6% (cost $985,313)		1,001,492
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net 0.4%		4,327
Total Net Assets 100.0%		1,005,833

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,062	81,436	85,165	74	—	—	1,333	0.1
JNL Government Money Market Fund, 4.30% - Class SL	—	15,889	15,889	5	—	—	—	—
	5,062	97,325	101,054	79	—	—	1,333	0.1

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	24	September 2025	7,405	14	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,000,159	—	—	1,000,159
Short Term Investments	1,333	—	—	1,333
	1,001,492	—	—	1,001,492
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	100	—	—	100
	100	—	—	100

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 60.7%
Financials 33.0%
AIG Global Funding
5.64%, 09/25/26 (a) (b)	385	388
American Express Company
5.32%, (SOFR + 1.00%), 02/16/28 (a)	655	658
Athene Global Funding
5.17%, 01/07/27 (a) (b)	500	501
Bank of America Corporation
1.20%, 10/24/26	410	406
5.68%, (SOFR + 1.35%), 09/15/27 (a)	180	182
Bank of New York Mellon Corporation, The
4.99%, 06/09/28 (a)	390	390
Capital One Financial Corporation
4.99%, 07/24/26	670	670
Caterpillar Financial Services Corporation
4.84%, (SOFR + 0.52%), 05/14/27 (a)	860	862
Citigroup Inc.
5.03%, (SOFR + 0.71%), 11/19/27 (a)	870	870
Fifth Third Bank, National Association
5.14%, (SOFR + 0.81%), 01/28/28 (a)	380	380
Goldman Sachs Bank USA
5.07%, (SOFR + 0.75%), 05/21/27 (a)	600	601
Goldman Sachs Group, Inc., The
5.13%, (SOFR + 0.82%), 09/10/27 (a)	185	185
6.17%, (SOFR + 1.85%), 03/15/28 (a)	165	168
John Deere Capital Corporation
4.76%, (SOFR + 0.44%), 03/06/26 (a)	635	636
4.91%, (SOFR + 0.60%), 06/11/27 (a)	150	151
JPMorgan Chase & Co.
5.10%, 09/22/27 (a)	580	581
5.53%, (SOFR + 1.20%), 01/23/28 (a)	315	318
Marsh & Mclennan Companies, Inc.
5.02%, 11/08/27 (a)	315	316
MasterCard Incorporated
4.76%, 03/15/28 (a)	155	155
Morgan Stanley Bank, N.A.
5.02%, (SOFR + 0.69%), 10/15/27 (a)	865	865
New York Life Global Funding
4.94%, 08/28/26 (a) (b)	400	401
4.81%, 02/05/27 (a) (b)	340	340
Nordea Bank Abp
5.07%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PayPal Holdings, Inc.
4.98%, 03/06/28 (a)	320	320
PepsiCo Singapore Financing I Pte. Ltd.
4.88%, 02/16/27 (a)	225	225
State Street Corporation
5.16%, (SOFR + 0.84%), 08/03/26 (a)	115	115
4.97%, (SOFR + 0.64%), 10/22/27 (a)	460	459
U.S. Bank National Association
5.02%, (SOFR + 0.69%), 10/22/27 (a) (c)	655	655
UBS Group AG
1.31%, 02/02/27 (b) (d)	205	201
Wells Fargo & Company
5.11%, (SOFR + 0.78%), 01/24/28 (a)	840	840
		13,107
Health Care 5.9%
Amgen Inc.
5.51%, 03/02/26	330	330
Bristol-Myers Squibb Company
4.81%, 02/20/26 (a)	419	420
CVS Health Corporation
3.88%, 07/20/25	310	310
5.00%, 02/20/26	170	171
GlaxoSmithKline Capital PLC
4.82%, 03/12/27 (a)	475	476
UnitedHealth Group Incorporated
4.83%, 07/15/26 (a)	633	633
		2,340
Communication Services 3.8%
AT&T Inc.
1.70%, 03/25/26	860	843
TCI Communications, Inc.
7.88%, 02/15/26	325	332
T-Mobile USA, Inc.
2.25%, 02/15/26	65	64
2.63%, 04/15/26	30	30
Verizon Communications Inc.
1.45%, 03/20/26	230	226
		1,495
Information Technology 3.7%
Broadcom Inc.
3.15%, 11/15/25	420	419
Intel Corporation
4.88%, 02/10/26	495	496
Oracle Corporation
1.65%, 03/25/26	565	553
		1,468
Industrials 3.1%
General Electric Company
4.90%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	443	444
RTX Corporation
3.95%, 08/16/25	406	405
Siemens Funding B.V.
4.96%, 05/26/28 (a) (b)	395	396
		1,245
Utilities 3.1%
Consolidated Edison Company of New York, Inc.
4.84%, 11/18/27 (a)	315	315
Georgia Power Company
4.60%, 09/15/26 (a)	360	359
NextEra Energy Capital Holdings, Inc.
5.09%, 01/29/26 (a)	384	385
5.12%, 02/04/28 (a)	180	180
		1,239
Consumer Staples 3.1%
Keurig Dr Pepper Inc.
4.90%, 11/15/26 (a)	395	396
Philip Morris International Inc.
5.16%, 04/28/28 (a)	460	462
Walmart Inc.
4.76%, 04/28/27 (a)	380	381
		1,239
Energy 2.8%
Chevron U.S.A. Inc.
4.68%, 02/26/27 (a)	470	471
Enbridge Energy Partners, L.P.
5.88%, 10/15/25	185	186
Enterprise Products Operating LLC
3.70%, 02/15/26	440	438
		1,095
Real Estate 2.2%
Simon Property Group, L.P.
3.50%, 09/01/25	890	888
Total Corporate Bonds And Notes (cost $24,098)		24,116
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.3%
Ally Auto Receivables Trust 2024-2
Series 2024-A2-2, 4.46%, 07/15/27	50	50
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	103	103
Auxilior Term Funding 2024-1, LLC
Series 2024-A2-1A, 5.84%, 03/15/27	58	58
BMW Vehicle Lease Trust 2024-2
Series 2024-A2A-2, 4.29%, 06/25/26	152	151
BofA Auto Trust 2024-1
Series 2024-A2-1A, 5.57%, 12/15/26	86	86
CarMax Auto Owner Trust 2024-1
Series 2024-A2A-1, 5.30%, 11/17/25	48	48
CarMax Auto Owner Trust 2024-4
Series 2024-A2A-4, 4.67%, 12/15/27	91	91

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	51	51
Citizens Auto Receivables Trust 2024-2
Series 2024-A2A-2, 5.54%, 09/15/25	98	98
CNH Equipment Trust 2024-A
Series 2024-A2B-B, 4.70%, (SOFR 30-Day Average + 0.40%), 03/16/26 (a)	48	48
CNH Equipment Trust 2025-A
Series 2025-A2A-A, 4.30%, 08/15/28	214	214
Daimler Trucks Retail Trust 2024-1
Series 2024-A2-1, 5.60%, 04/15/26	54	54
Dell Equipment Finance Trust 2024-1
Series 2024-A2-1, 5.58%, 11/24/25	95	95
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	23	23
DLLAA 2025-1 LLC
Series 2025-A2-1A, 4.70%, 10/20/27	58	58
DLLST 2024-1 LLC
Series 2024-A2-1A, 5.33%, 07/20/25	20	20
Ford Credit Auto Lease Trust 2025-A
Series 2025-A2A-A, 4.57%, 08/15/27	230	230
Ford Credit Auto Owner Trust 2024-B
Series 2024-A2A-B, 5.40%, 02/15/26	132	132
Ford Credit Auto Owner Trust 2025-A
Series 2025-A2A-A, 4.47%, 11/15/26	337	337
GECU Auto Receivables Trust 2023-1
Series 2023-A2-1A, 5.95%, 03/15/27	17	17
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A2A-3, 4.29%, 04/20/26	162	162
GM Financial Consumer Automobile Receivables Trust 2024-3
Series 2024-A2A-3, 5.35%, 02/16/26	287	288
Harley-Davidson Motorcycle Trust 2024-A
Series 2024-A2-A, 5.65%, 11/17/25	193	193
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	35	35
Hyundai Auto Receivables Trust 2024-A
Series 2024-A2A-A, 5.29%, 04/15/27	169	170
Hyundai Auto Receivables Trust 2024-B
Series 2024-A2A-B, 5.15%, 06/15/27	47	47
Hyundai Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.33%, 09/15/26	168	168
John Deere Owner Trust 2024-B
Series 2024-A2A-B, 5.42%, 05/17/27	122	123
Kubota Credit Owner Trust 2025-2
Series 2025-A2-2A, 4.48%, 07/15/27	146	146
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A2A-1A, 4.63%, 05/15/28	100	100
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-A2A-1A, 4.45%, 07/22/26	169	169
Porsche Innovative Lease Owner Trust 2024-2
Series 2024-A2A-2A, 4.47%, 01/20/26	170	169
SBNA Auto Lease Trust 2025-A
Series 2025-A2-A, 4.68%, 04/20/27	143	143
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	160	160
SFS Auto Receivables Securitization Trust 2025-2
Series 2025-A2-2A, 4.52%, 03/20/27	98	98
Toyota Auto Receivables 2025-A Owner Trust
Series 2025-A2A-A, 4.48%, 11/15/27	326	326
Toyota Lease Owner Trust 2025-A
Series 2025-A2A-A, 4.58%, 12/21/26	285	286
Verizon Master Trust
Series 2024-A1B-4, 4.85%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 4.88%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	308
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	62	62
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A2A-1, 4.51%, 10/20/26	310	310
World Omni Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.49%, 11/16/26	163	163
World Omni Automobile Lease Securitization Trust 2025-A
Series 2025-A2A-A, 4.35%, 02/16/27	65	65
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,701)		5,705
SHORT TERM INVESTMENTS 20.1%
Investment Companies 13.9%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	5,499	5,499
U.S. Treasury Bill 6.2%
Treasury, United States Department of
4.26%, 10/02/25	1,000	989
4.25%, 10/07/25	1,500	1,483
		2,472
Total Short Term Investments (cost $7,971)		7,971
Total Investments 95.1% (cost $37,770)		37,792
Other Derivative Instruments (1.0)%		(378)
Other Assets and Liabilities, Net 5.9%		2,328
Total Net Assets 100.0%		39,742

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $2,495 and 6.3% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,510	25,005	25,016	127	—	—	5,499	13.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Neuberger Berman Commodity Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.02%, 10/22/27	10/17/24	655	655	1.6

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	38	September 2025		2,345	125	125
Brent Crude	43	July 2025		2,659	(2)	211
Canola	11	November 2025	CAD	153	3	3
Carbon Emission	6	December 2025	EUR	404	(16)	10
Cattle Feeder	5	August 2025		741	7	36
Cocoa	1	September 2025	GBP	67	(1)	(10)
Cocoa	6	September 2025		564	4	(24)
Coffee C	9	September 2025		1,141	(12)	(128)
Copper	4	August 2025		983	8	8
Copper	16	September 2025		1,991	(19)	42
Corn	108	December 2025		2,463	(9)	(165)
Cotton No. 2	11	December 2025		376	(3)	(1)
Crude Oil, WTI	35	November 2025		2,048	(3)	124
Gasoline, RBOB	11	September 2025		918	1	25
Gold, 100 Oz.	21	August 2025		6,881	43	65
Iron Ore	18	September 2025		169	—	(1)
Lead	2	September 2025		99	14	3
Lean Hogs	28	August 2025		1,202	(29)	2
Live Cattle	21	September 2025		1,736	4	60
Low Sulfur Gasoil	25	September 2025		1,538	2	94
Milling Wheat No. 2	11	September 2025	EUR	107	—	—
Natural Gas	19	December 2025	EUR	510	(12)	(16)
Natural Gas	76	March 2026		3,260	(169)	(149)
New York Harbor ULSD	16	September 2025		1,515	16	(2)
Nickel	7	September 2025		657	(19)	(19)
Platinum	3	October 2025		183	(6)	18
Rapeseed	5	August 2025	EUR	116	(2)	—
Red Wheat	5	September 2025		158	(2)	(3)
Robusta Coffee	6	September 2025		259	(2)	(42)
Silver	10	September 2025		1,759	(8)	50
Soybean	24	November 2025		1,252	4	(20)
Soybean Oil	71	December 2025		2,213	(6)	34
Sugar No. 11	44	December 2025		844	(25)	(46)
Tin	2	September 2025		326	12	12
White Sugar	9	November 2025		210	(6)	—
Zinc	8	September 2025		536	23	15
					(85)	311
Short Contracts
KC HRW Wheat	(5)	December 2025		(139)	2	2
Palladium	(2)	September 2025		(211)	5	(10)
Soybean Meal	(1)	December 2025		(31)	(1)	2
Wheat	(7)	December 2025		(200)	1	4
					7	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	24,116	—	24,116
Non-U.S. Government Agency Asset-Backed Securities	—	5,705	—	5,705
Short Term Investments	5,499	2,472	—	7,971
	5,499	32,293	—	37,792
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	945	—	—	945
	945	—	—	945
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(636)	—	—	(636)
	(636)	—	—	(636)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 57.9%
Financials 32.3%
AIG Global Funding
5.64%, 09/25/26 (a) (b)	580	584
American Express Company
5.32%, (SOFR + 1.00%), 02/16/28 (a)	420	422
Athene Global Funding
5.17%, 01/07/27 (a) (b)	1,000	1,001
Bank of America Corporation
1.20%, 10/24/26	780	772
5.68%, (SOFR + 1.35%), 09/15/27 (a)	800	807
Bank of New York Mellon Corporation, The
4.99%, 06/09/28 (a)	795	796
Capital One Financial Corporation
4.99%, 07/24/26	1,140	1,140
Caterpillar Financial Services Corporation
4.84%, (SOFR + 0.52%), 05/14/27 (a)	950	952
Citigroup Inc.
5.03%, (SOFR + 0.71%), 11/19/27 (a)	1,705	1,705
Fifth Third Bank, National Association
5.14%, (SOFR + 0.81%), 01/28/28 (a)	550	549
Goldman Sachs Bank USA
5.07%, (SOFR + 0.75%), 05/21/27 (a)	650	651
Goldman Sachs Group, Inc., The
5.13%, (SOFR + 0.82%), 09/10/27 (a)	380	380
6.17%, (SOFR + 1.85%), 03/15/28 (a)	610	620
John Deere Capital Corporation
4.76%, (SOFR + 0.44%), 03/06/26 (a)	690	691
4.91%, (SOFR + 0.60%), 06/11/27 (a)	230	231
JPMorgan Chase & Co.
5.10%, 09/22/27 (a)	930	932
5.53%, (SOFR + 1.20%), 01/23/28 (a)	615	620
Marsh & Mclennan Companies, Inc.
5.02%, 11/08/27 (a)	470	471
MasterCard Incorporated
4.76%, 03/15/28 (a)	230	230
Morgan Stanley Bank, N.A.
5.02%, (SOFR + 0.69%), 10/15/27 (a)	1,720	1,721
New York Life Global Funding
4.94%, 08/28/26 (a) (b)	680	682
4.81%, 02/05/27 (a) (b)	485	485
Nordea Bank Abp
5.07%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PayPal Holdings, Inc.
4.98%, 03/06/28 (a)	645	646
PepsiCo Singapore Financing I Pte. Ltd.
4.88%, 02/16/27 (a)	530	529
PNC Bank, National Association
4.83%, (SOFR + 0.50%), 01/15/27 (a)	830	830
Royal Bank of Canada
5.05%, 10/18/27 (a) (c)	897	898
State Street Corporation
5.16%, (SOFR + 0.84%), 08/03/26 (a)	195	196
4.97%, (SOFR + 0.64%), 10/22/27 (a)	770	769
Toyota Motor Credit Corporation
4.79%, 04/10/26 (a)	285	285
5.09%, 08/07/26 (a)	600	602
Truist Financial Corporation
1.20%, 08/05/25	875	872
U.S. Bank National Association
5.02%, (SOFR + 0.69%), 10/22/27 (a) (d)	1,125	1,125
UBS Group AG
1.31%, 02/02/27 (b) (c)	340	334
Wells Fargo & Company
5.11%, (SOFR + 0.78%), 01/24/28 (a)	1,670	1,670
		25,469
Health Care 4.9%
Amgen Inc.
5.51%, 03/02/26	585	586
Bristol-Myers Squibb Company
4.81%, 02/20/26 (a)	695	696
CVS Health Corporation
3.88%, 07/20/25	454	454
5.00%, 02/20/26	300	301
GlaxoSmithKline Capital PLC
4.82%, 03/12/27 (a)	920	921
UnitedHealth Group Incorporated
4.83%, 07/15/26 (a)	888	888
		3,846
Communication Services 4.3%
AT&T Inc.
1.70%, 03/25/26	1,520	1,489
TCI Communications, Inc.
7.88%, 02/15/26	540	552
T-Mobile USA, Inc.
2.25%, 02/15/26	100	99
2.63%, 04/15/26	885	872
Verizon Communications Inc.
1.45%, 03/20/26	395	387
		3,399
Information Technology 3.2%
Broadcom Inc.
3.15%, 11/15/25	625	623
Intel Corporation
4.88%, 02/10/26	895	897
Oracle Corporation
1.65%, 03/25/26	1,005	984
		2,504
Utilities 3.0%
Consolidated Edison Company of New York, Inc.
4.84%, 11/18/27 (a)	720	720
Georgia Power Company
4.60%, 09/15/26 (a)	595	594
NextEra Energy Capital Holdings, Inc.
5.09%, 01/29/26 (a)	405	406
5.12%, 02/04/28 (a)	255	256
PG&E Company
3.45%, 07/01/25	425	425
		2,401
Consumer Staples 2.7%
PepsiCo, Inc.
4.72%, (SOFR + 0.40%), 02/13/26 (a)	250	250
Philip Morris International Inc.
5.16%, 04/28/28 (a)	1,050	1,056
Walmart Inc.
4.76%, 04/28/27 (a)	850	853
		2,159
Energy 2.5%
Chevron U.S.A. Inc.
4.68%, 02/26/27 (a)	780	781
Enbridge Energy Partners, L.P.
5.88%, 10/15/25	470	472
Enterprise Products Operating LLC
3.70%, 02/15/26	730	727
		1,980
Industrials 2.5%
General Electric Company
4.90%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	693	694
RTX Corporation
3.95%, 08/16/25	602	601
Siemens Funding B.V.
4.96%, 05/26/28 (a) (b)	660	661
		1,956
Real Estate 1.6%
Simon Property Group, L.P.
3.50%, 09/01/25	1,265	1,263
Consumer Discretionary 0.9%
Home Depot, Inc., The
4.67%, (SOFR + 0.33%), 12/24/25 (a)	695	696
Total Corporate Bonds And Notes (cost $45,643)		45,673
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 3.1%
iShares Bitcoin Trust ETF	40	2,412
Total Investment Companies (cost $2,006)		2,412
SHORT TERM INVESTMENTS 34.0%
U.S. Treasury Bill 24.0%
Treasury, United States Department of
4.23%, 07/17/25	15,000	14,972
4.25%, 10/07/25	4,000	3,954
		18,926
Investment Companies 10.0%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	7,878	7,878
Total Short Term Investments (cost $26,804)		26,804
Total Investments 95.0% (cost $74,453)		74,889
Other Derivative Instruments 0.4%		339
Other Assets and Liabilities, Net 4.6%		3,625
Total Net Assets 100.0%		78,853

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $4,018 and 5.1% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,901	87,330	82,353	195	—	—	7,878	10.0

JNL/Neuberger Berman Gold Plus Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.02%, 10/22/27	10/17/24	1,125	1,125	1.4

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	215	August 2025	70,661	432	455
Palladium	16	September 2025	1,567	(71)	204
Platinum	26	October 2025	1,592	(12)	153
Silver	10	September 2025	1,746	(10)	63
				339	875

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	45,673	—	45,673
Investment Companies	2,412	—	—	2,412
Short Term Investments	7,878	18,926	—	26,804
	10,290	64,599	—	74,889
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	875	—	—	875
	875	—	—	875

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.6%
Mortgage-Backed Securities 29.3%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/51 - 06/01/52	4,423	3,846
2.50%, 04/01/52 - 07/01/52	631	525
4.50%, 06/01/52 - 01/01/54	6,774	6,500
2.50%, 07/01/52 (a)	970	805
4.00%, 09/01/52	2,978	2,779
5.00%, 10/01/52 - 12/01/54	10,632	10,469
5.50%, 11/01/52 - 07/01/54	15,992	16,025
6.00%, 01/01/53 - 01/01/55	14,612	14,892
6.50%, 07/01/53 - 04/01/55	2,131	2,205
6.00%, 12/01/53 (a)	3,649	3,717
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 07/01/52	10,025	8,713
2.50%, 08/01/51 - 07/01/53	9,662	8,054
3.50%, 03/01/52 - 04/01/53	10,541	9,529
4.00%, 06/01/52 - 12/01/52	5,474	5,114
4.50%, 08/01/52 - 06/01/55	6,274	6,020
5.00%, 08/01/52 - 11/01/54	22,072	21,721
5.50%, 12/01/52 - 05/01/55	23,699	23,776
6.00%, 01/01/53 - 04/01/55	18,079	18,436
6.50%, 01/01/54	196	203
TBA, 2.50%, 07/15/55 (a)	19,630	16,274
TBA, 3.50%, 07/15/55 (a)	11,650	10,485
TBA, 4.00%, 07/15/55 (a)	28,470	26,465
TBA, 4.50%, 07/15/55 (a)	14,650	14,008
TBA, 5.50%, 07/15/55 (a)	17,870	17,863
TBA, 6.00%, 07/15/55 (a)	31,530	32,039
Government National Mortgage Association
TBA, 5.00%, 07/15/55 (a)	11,650	11,439
TBA, 5.50%, 07/15/55 (a)	12,845	12,858
TBA, 6.00%, 07/15/55 (a)	3,415	3,463
		308,223
Collateralized Mortgage Obligations 9.0%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1M2-R05, REMIC, 7.41%, (SOFR 30-Day Average + 3.10%), 06/25/29 (b)	670	699
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 7.41%, (SOFR 30-Day Average + 3.10%), 10/25/41 (b)	960	983
Series 2022-1M2-R01, REMIC, 6.21%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	1,416	1,430
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 5.96%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	311	313
Series 2021-1B1-R03, REMIC, 7.06%, (SOFR 30-Day Average + 2.75%), 12/25/41 (b)	750	766
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.81%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	2,035	2,128
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 7.81%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	2,252	2,340
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.41%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,815
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 7.91%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	353
Series 2022-1B1-R08, REMIC, 9.91%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,315
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 8.06%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,610
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 7.66%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,006
Series 2023-1B1-R02, REMIC, 9.86%, (SOFR 30-Day Average + 5.55%), 01/25/43 (b)	270	294
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1B1-R01, REMIC, 6.01%, (SOFR 30-Day Average + 1.70%), 01/25/45 (b)	743	741
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1M2-R02, REMIC, 5.91%, (SOFR 30-Day Average + 1.60%), 02/27/45 (b)	899	902
Series 2025-1B1-R02, REMIC, 6.26%, (SOFR 30-Day Average + 1.95%), 02/27/45 (b)	624	624
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1M2-R04, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 05/25/45 (b)	2,600	2,602
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	789
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	392
Series 2022-M2-DNA1, REMIC, 6.81%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	914
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,149
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	220
Series 2021-B1-DNA6, REMIC, 7.71%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,522
Series 2022-M2-DNA2, REMIC, 8.06%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,945
Series 2022-M2-HQA1, REMIC, 9.56%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,611
Series 2022-B1-HQA1, REMIC, 11.31%, (SOFR 30-Day Average + 7.00%), 03/25/42 (b)	1,550	1,684
Series 2022-M2-DNA3, REMIC, 8.66%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	1,968
Series 2022-M1B-DNA5, REMIC, 8.81%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,344
Series 2022-M1B-HQA3, REMIC, 7.86%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,523
Series 2022-M1B-DNA6, REMIC, 8.01%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,439
Series 2022-M2-DNA6, REMIC, 10.06%, (SOFR 30-Day Average + 5.75%), 09/25/42 (b)	420	458
Series 2024-M2-DNA1, REMIC, 6.26%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	602
Series 2024-M2-HQA1, REMIC, 6.31%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,629
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,586	309
Series FK-5471, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 08/25/54 (b)	1,799	1,789
Series FA-5475, REMIC, 5.41%, (SOFR 30-Day Average + 1.10%), 11/25/54 (b)	571	568
Series FB-5474, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	2,037	2,028
Series FH-5473, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	2,066	2,056
Series FB-5468, REMIC, 5.51%, (SOFR 30-Day Average + 1.20%), 11/25/54 (b)	2,870	2,844
Series FJ-5513, REMIC, 6.00%, (SOFR 30-Day Average + 1.80%), 11/25/54 (b)	1,890	1,888
Series FC-5481, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 12/25/54 (b)	3,272	3,281
Series FB-5505, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 02/25/55 (b)	937	939
Series FB-5521, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	1,900	1,903
Series FD-5518, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	1,977	1,972
Series FB-5551, REMIC, 5.81%, (SOFR 30-Day Average + 1.50%), 06/25/55 (b)	3,000	3,009
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (b)	689	665
Federal National Mortgage Association, Inc.
Interest Only, Series C24-418, 4.00%, 08/01/43	2,008	350
Interest Only, Series 2018-ST-18, REMIC, 1.68%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,587	181
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	2,927	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2024-FD-61, REMIC, 5.31%, (SOFR 30-Day Average + 1.00%), 03/25/53 (b)	1,257	1,247
Series 2024-FA-40, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 03/25/54 (b)	1,501	1,494
Series 2024-FA-67, REMIC, 5.48%, (SOFR 30-Day Average + 1.17%), 09/25/54 (b)	1,865	1,856
Series 2024-JF-76, REMIC, 5.56%, (SOFR 30-Day Average + 1.25%), 11/25/54 (b)	1,743	1,738
Series 2025-FC-6, REMIC, 5.91%, (SOFR 30-Day Average + 1.60%), 02/25/55 (b)	3,051	3,052
Series 2025-FB-6, REMIC, 6.00%, (SOFR 30-Day Average + 2.00%), 02/25/55 (b)	3,285	3,312
Series 2025-LF-6, REMIC, 6.00%, (SOFR 30-Day Average + 1.80%), 02/25/55 (b)	1,869	1,878
Series 2025-HF-35, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 05/25/55 (b)	2,894	2,902
Government National Mortgage Association
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	736	563
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	4,769	603
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	3,600	526
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,292	1,058
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,324	1,071
Series 2024-FA-61, REMIC, 5.45%, (SOFR 30-Day Average + 1.15%), 04/20/54 (b)	702	701
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2025-FY-4, REMIC, 5.90%, (SOFR 30-Day Average + 1.60%), 01/20/55 (b)	1,136	1,141
Government National Mortgage Association REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,478	1,126
		94,670
U.S. Treasury Note 7.6%
Treasury, United States Department of
3.63%, 03/31/28	3,890	3,883
4.00%, 01/31/29 - 04/30/32	11,370	11,461
4.63%, 04/30/29 - 09/30/30	48,550	50,078
2.88%, 05/15/32	8,500	7,932
4.13%, 11/15/32	1,970	1,984
4.25%, 05/15/35	5,055	5,063
		80,401
Sovereign 5.2%
Angola, Government of
8.00%, 11/26/29 (c)	425	384
9.38%, 05/08/48 (c)	1,225	971
9.13%, 11/26/49 (c)	335	259
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (c) (d)	313	136
1.75%, 02/01/34 - 02/01/36 (c) (d)	542	271
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	8,760	2,563
5.40%, 08/12/34, PEN	216	58
6.90%, 08/12/37, PEN (e)	4,837	1,382
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	300	260
8.00%, 11/14/35	225	227
8.75%, 11/14/53	275	273
8.38%, 11/07/54	115	110
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (e)	240	249
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (c) (d)	210	183
5.50%, 07/31/35 (c) (d)	280	203
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (c)	265	227
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	340	313
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27 - 05/26/33, MXN	114,990	5,661
7.75%, 05/29/31 - 11/23/34, MXN	156,766	7,631
8.00%, 11/07/47, MXN	28,420	1,252
6.34%, 05/04/53	340	312
6.40%, 05/07/54	115	106
7.38%, 05/13/55	395	408
Government of Saudi Arabia
5.63%, 01/13/35 (c)	275	287
3.25%, 11/17/51 (c)	440	282
3.75%, 01/21/55 (c)	335	228
Government of the Republic of Panama
6.40%, 02/14/35 (f)	690	673
Government of the Republic of Serbia
6.00%, 06/12/34 (c)	140	141
Government of the Sultanate of Oman
6.50%, 03/08/47 (c)	140	142
7.00%, 01/25/51 (c)	310	329
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	4,683,600	883
7.25%, 10/18/34, COP	6,985,900	1,250
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	560	508
8.08%, 04/01/36 (c)	160	154
8.25%, 01/30/37 (c)	50	48
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	22,344	3,417
Presidencia De La Nacion
0.75%, 07/09/30 (d)	396	317
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c) (f)	135	138
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	331
6.95%, 03/15/37 (c)	430	439
6.85%, 01/27/45 (c)	220	219
7.15%, 02/24/55 (c)	260	260
Republic of Indonesia, The Government of, The
5.50%, 04/15/26, IDR	1,062,000	65
6.50%, 02/15/31, IDR	15,241,000	940
7.00%, 02/15/33, IDR	7,626,000	480
6.63%, 02/15/34, IDR	11,056,000	679
6.75%, 07/15/35, IDR	23,915,000	1,482
4.63%, 04/15/43 (c)	495	445
Republica Bolivariana de Venezuela
0.00%, 12/31/34 (e) (g) (h)	1,719	277
Romania, Government of
4.85%, 07/25/29, RON	3,895	822
8.25%, 09/29/32, RON	5,140	1,244
7.10%, 07/31/34, RON	5,735	1,289
Sandor-Palota
3.25%, 10/22/31, HUF	491,420	1,200
2.25%, 06/22/34, HUF	680,060	1,386
5.50%, 03/26/36 (c)	230	221
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,672	704
8.25%, 03/31/32, ZAR	3,472	187
8.88%, 02/28/35, ZAR	6,186	326
7.10%, 11/19/36 (c)	170	169
8.50%, 01/31/37, ZAR	3,050	150
6.50%, 02/28/41, ZAR	24,789	945
8.75%, 01/31/44, ZAR	2,744	126
5.65%, 09/27/47	505	381
5.75%, 09/30/49	2,310	1,735
7.95%, 11/19/54 (c)	625	595
The Arab Republic of Egypt
3.88%, 02/16/26 (c)	1,350	1,326
8.50%, 01/31/47 (c)	895	724
8.88%, 05/29/50 (c)	170	141
Turkiye Cumhuriyeti Basbakanlik
7.13%, 02/12/32	225	225
5.75%, 05/11/47	345	258
Urzad Rady Ministrow
4.75%, 07/25/29, PLN	1,286	356
1.75%, 04/25/32, PLN	3,733	834
6.00%, 10/25/33, PLN	4,134	1,193
5.00%, 10/25/34, PLN	900	241
		54,631

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Securities 2.0%
Treasury, United States Department of
2.13%, 01/15/35 (i)	16,676	16,947
1.50%, 02/15/53 (i)	2,169	1,717
2.38%, 02/15/55 (i)	2,755	2,664
		21,328
U.S. Treasury Bond 1.5%
Treasury, United States Department of
4.00%, 11/15/42	3,950	3,603
3.88%, 02/15/43	1,280	1,145
4.38%, 08/15/43	5,381	5,130
4.50%, 02/15/44	3,680	3,556
3.00%, 08/15/52	750	541
3.63%, 05/15/53	1,170	954
4.75%, 11/15/53 - 05/15/55	830	825
		15,754
Total Government And Agency Obligations (cost $573,809)		575,007
CORPORATE BONDS AND NOTES 36.2%
Financials 8.7%
200 Park Funding Trust
5.74%, 02/15/55 (c)	450	444
ABN AMRO Bank N.V.
5.52%, 12/03/35 (c) (j)	700	712
Acrisure, LLC
8.50%, 06/15/29 (c)	130	136
7.50%, 11/06/30 (c)	420	434
6.75%, 07/01/32 (c)	280	284
AerCap Ireland Capital Designated Activity Company
6.95%, 03/10/55	900	936
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	175	175
6.75%, 04/15/28 (c)	445	452
7.00%, 01/15/31 (c)	505	522
6.50%, 10/01/31 (c)	50	51
7.38%, 10/01/32 (c)	15	15
Allianz SE
3.20%, (100, 10/30/27) (e) (k)	2,200	1,928
Ally Financial Inc.
4.70%, (100, 05/15/28) (k)	241	216
5.54%, 01/17/31	335	339
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	95	92
AON North America, Inc.
5.75%, 03/01/54	1,175	1,159
Ardonagh Finco Ltd.
7.75%, 02/15/31 (c)	295	308
Ardonagh Group Finance Limited
8.88%, 02/15/32 (c)	65	68
Arthur J. Gallagher & Co.
5.55%, 02/15/55	365	350
Athene Holding Ltd
6.88%, 06/28/55	895	890
Azorra Finance Limited
7.75%, 04/15/30 (c)	215	224
7.25%, 01/15/31 (c)	155	158
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 (c)	295	307
Banco Bilbao Vizcaya Argentaria, S.A.
7.75%, (100, 01/14/32) (j) (k)	960	973
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (b) (e) (k)	550	555
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
8.75%, (100, 05/20/35) (c) (k)	115	116
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (c)	85	87
Banco Santander, S.A.
4.75%, (100, 11/12/26) (j) (k)	600	580
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (c)	190	197
Bank of America Corporation
4.38%, (100, 01/27/27) (k)	1,345	1,320
6.63%, (100, 05/01/30) (k)	660	688
5.29%, 04/25/34	660	673
5.51%, 01/24/36	695	715
4.08%, 03/20/51	2,840	2,255
Bank of New York Mellon Corporation, The
3.75%, (100, 12/20/26) (k)	2,655	2,594
Barclays PLC
4.38%, (100, 03/15/28) (j) (k)	710	661
7.63%, (100, 03/15/35) (j) (k)	395	397
8.00%, (100, 03/15/29) (j) (k)	880	923
9.63%, (100, 12/15/29) (j) (k)	645	719
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (e)	157	194
10.50%, 05/15/28 (c)	370	389
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (c)	50	49
7.75%, 12/01/29 (c)	345	367
Blackstone Private Credit Fund
6.00%, 01/29/32	670	673
Block, Inc.
6.50%, 05/15/32	430	444
BNP Paribas
4.50%, (100, 02/25/30) (c) (j) (k)	155	139
4.63%, (100, 01/12/27) (c) (f) (k)	965	937
4.63%, (100, 02/25/31) (c) (k)	575	511
7.38%, (100, 08/19/25) (e) (f) (j) (k)	2,730	2,740
7.38%, (100, 08/19/25) (c) (j) (k)	117	117
9.25%, (100, 11/17/27) (c) (j) (k)	135	145
BPCE
5.94%, 05/30/35 (c)	555	569
6.92%, 01/14/46 (c) (j)	1,315	1,370
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	320	316
Capital One Financial Corporation
5.88%, 07/26/35	305	315
6.18%, 01/30/36	3,085	3,140
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (k)	3,182	3,007
5.00%, (100, 06/01/27) (k)	405	403
Citigroup Inc.
3.88%, (100, 02/18/26) (k)	1,081	1,067
4.15%, (100, 11/15/26) (k)	935	912
7.00%, (100, 08/15/34) (k)	650	683
6.02%, 01/24/36	1,720	1,766
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (k)	215	209
7.55%(3 Month Term SOFR + 3.26%), (b) (k)	275	276
Deutsche Bank Aktiengesellschaft
6.00%, (100, 10/30/25) (k)	200	199
Equitable Holdings, Inc.
6.70%, 03/28/55	895	915
Fifth Third Bancorp
7.59%(3 Month Term SOFR + 3.29%), (b) (k)	547	550
4.34%, 04/25/33	710	678
Focus Financial Partners, LLC
6.75%, 09/15/31 (c)	195	199
Ford Motor Credit Company LLC
6.50%, 02/07/35	825	824
Freedom Mortgage Corporation
6.63%, 01/15/27 (c)	30	30
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (c)	30	31
9.13%, 05/15/31 (c)	30	31
GA Global Funding Trust
5.20%, 12/09/31 (c)	1,540	1,545
GGAM Finance Ltd.
6.88%, 04/15/29 (c)	145	150
Global Atlantic Financial Company
4.70%, 10/15/51 (c)	635	623
7.95%, 10/15/54 (c)	685	715
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (k)	1,535	1,503
3.80%, (100, 05/10/26) (k)	185	182

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
4.13%, (100, 11/10/26) (k)	260	255
5.36%(3 Month Term SOFR + 1.03%), (b) (k)	540	464
6.13%, (100, 11/10/34) (k)	570	569
7.50%, (100, 05/10/29) (k)	770	811
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	358
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (c)	140	206
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (c)	60	62
Howden UK Refinance PLC
7.25%, 02/15/31 (c)	200	207
HSBC Holdings PLC
4.00%, (100, 03/09/26) (j) (k)	450	443
4.70%, (100, 03/09/31) (j) (k)	410	371
8.00%, (100, 03/07/28) (k)	295	310
HUB International Limited
7.25%, 06/15/30 (c)	495	517
7.38%, 01/31/32 (c)	60	63
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (k)	383	379
5.63%, (100, 07/15/30) (k)	134	136
5.71%, 02/02/35	585	598
ING Groep N.V.
3.88%, (100, 05/16/27) (j) (k)	1,045	969
4.25%, (100, 05/16/31) (j) (k)	1,005	838
5.75%, (100, 11/16/26) (j) (k)	846	842
Jane Street Group, LLC
7.13%, 04/30/31 (c)	235	247
6.13%, 11/01/32 (c)	265	267
6.75%, 05/01/33 (c)	195	201
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (c)	75	80
10.50%, 12/15/30 (c)	115	123
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (k)	65	64
7.12%, (3 Month Term SOFR + 2.84%), (100, 08/01/25) (b) (k)	159	160
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (c)	45	47
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	674
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (j) (k)	210	211
8.00%, (100, 09/27/29) (j) (k)	640	678
6.07%, 06/13/36	1,125	1,156
M&T Bank Corporation
3.50%, (100, 09/01/26) (k)	1,095	1,058
MetLife, Inc.
6.35%, 03/15/55	445	457
Morgan Stanley
5.32%, 07/19/35	730	739
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29 (c)	510	521
Nationwide Building Society
4.13%, 10/18/32 (c)	835	816
NatWest Group PLC
4.60%, (100, 06/28/31) (f) (j) (k)	2,075	1,818
6.00%, (100, 12/29/25) (j) (k)	205	205
Navient Corporation
5.50%, 03/15/29	260	255
7.88%, 06/15/32	335	349
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (f) (j) (k)	1,015	913
OneMain Finance Corporation
6.63%, 01/15/28 - 05/15/29	240	247
7.13%, 11/15/31 - 09/15/32	505	524
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	135	140
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (c)	155	165
6.88%, 05/15/32 - 02/15/33 (c)	490	502
Progroup AG
5.38%, 04/15/31, EUR (e) (f)	611	712
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (c)	325	342
Reinsurance Group of America, Incorporated
6.65%, 09/15/55	250	249
RITHM Capital Corp.
8.00%, 07/15/30 (c)	280	281
Rocket Companies, Inc.
6.13%, 08/01/30 (c)	175	178
6.38%, 08/01/33 (c)	230	235
Rocket Mortgage, LLC
4.00%, 10/15/33 (c)	305	273
Santander UK Group Holdings PLC
6.83%, 11/21/26	1,010	1,018
Shift4 Payments, LLC
6.75%, 08/15/32 (c)	430	447
SLM Corporation
6.50%, 01/31/30	305	320
Starwood Property Trust, Inc.
7.25%, 04/01/29 (c)	75	79
6.50%, 07/01/30 (c)	530	548
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	340	334
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (k)	1,990	1,922
5.00%, (100, 11/01/26) (k)	30	30
6.25%, (100, 03/15/30) (k)	465	477
Truist Financial Corporation
5.10%, (100, 03/01/30) (k)	90	89
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (c)	300	309
U S I, Inc.
7.50%, 01/15/32 (c)	60	63
U.S. Bancorp
3.70%, (100, 01/15/27) (k)	3,445	3,313
UBS Group AG
7.00%, (100, 02/10/30) (c) (j) (k)	625	621
9.25%, (100, 11/13/33) (c) (j) (k)	1,415	1,636
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (e) (j) (k)	1,066	1,066
UWM Holdings Corporation
6.63%, 02/01/30 (c)	205	205
Walker & Dunlop, Inc.
6.63%, 04/01/33 (c)	245	252
Wells Fargo & Company
3.90%, (100, 03/15/26) (k)	625	618
5.39%, 04/24/34	780	799
6.49%, 10/23/34	1,650	1,804
XP Inc.
6.75%, 07/02/29 (c)	280	283
		92,084
Consumer Discretionary 4.8%
888 Acquisitions Limited
10.75%, 05/15/30, GBP (c)	100	138
Accor
4.88%, (100, 06/06/30), EUR (e) (k)	300	360
Adient Global Holdings Ltd
7.50%, 02/15/33 (c)	40	41
Afflelou
6.00%, 07/25/29, EUR (c)	230	281
Allwyn Entertainment Financing (UK) PLC
7.88%, 04/30/29 (c)	235	245
Allwyn International a.s.
3.88%, 02/15/27, EUR (e)	245	288
Aramark International Finance S.a r.l.
4.38%, 04/15/33, EUR (e)	245	284
Asbury Automotive Group, Inc.
4.75%, 03/01/30	50	48
5.00%, 02/15/32 (c)	385	367
Azelis Finance
4.75%, 09/25/29, EUR (c) (f)	310	375
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (e) (f)	500	649
8.13%, 11/15/30, GBP (e)	215	314
6.50%, 11/27/31, GBP (e)	190	262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Banijay Entertainment
7.00%, 05/01/29, EUR (c)	775	953
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	360	371
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (c) (l)	405	421
Beazer Homes USA, Inc.
5.88%, 10/15/27	80	80
7.50%, 03/15/31 (c)	310	315
Bertrand Franchise Finance
5.99%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (b) (e)	100	115
6.50%, 07/18/30, EUR (e)	210	250
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (e)	555	661
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (e)	400	477
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	175	167
6.50%, 02/15/32 (c)	245	251
Carnival Corporation
6.00%, 05/01/29 (c)	585	591
6.13%, 02/15/33 (c)	260	266
Carvana Co.
9.00%, 12/01/28 (c) (d) (l)	34	35
11.00%, 06/01/30 (c) (d) (l)	75	79
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	180	254
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (c)	380	381
Ceconomy AG
6.25%, 07/15/29, EUR (e)	501	614
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	345	355
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (e)	401	491
6.50%, 03/15/29, EUR (e)	195	240
Clarios Global LP
6.75%, 02/15/30 (c)	55	57
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	400	427
CPUK Mortgage Finance Limited
4.50%, 08/28/27, GBP (d) (e)	260	347
6.50%, 08/28/50, GBP (e)	130	178
CT Investment GmbH
6.38%, 04/15/30, EUR (e)	200	243
6.38%, 04/15/30, EUR (c)	420	500
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	223	286
Deuce Finco PLC
5.50%, 06/15/27, GBP (e)	300	408
Dufry One B.V.
4.75%, 04/18/31, EUR (e)	240	290
Elior Group
5.63%, 03/15/30, EUR (e)	295	354
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (e)	370	468
Flos B&b Italia S.P.A.
5.85%, (3 Month EURIBOR + 3.88%), 12/15/29, EUR (b) (e)	177	201
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (e)	170	207
FNAC Darty
6.00%, 04/01/29, EUR (e)	200	246
Food Service Project SL
5.50%, 01/21/27, EUR (e)	110	130
Ford Motor Company
3.25%, 02/12/32	2,000	1,687
Forvia
2.38%, 06/15/27, EUR (e)	150	171
5.63%, 06/15/30, EUR (e)	265	312
5.50%, 06/15/31, EUR (e) (f)	180	209
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	400	475
Gates Corporation
6.88%, 07/01/29 (c)	115	119
Goldstory
6.75%, 02/01/30, EUR (e)	140	171
6.75%, 02/01/30, EUR (c)	680	829
Grupo Antolin-Irausa SA
3.50%, 04/30/28, EUR (e)	100	77
GYP Holdings III Corp.
4.63%, 05/01/29 (c)	120	120
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (l)	415	511
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (c) (l)	300	308
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (e)	261	310
K2016470219 (South Africa) Ltd
8.00%, 05/07/49, EUR (c) (g) (h) (l)	4,042	5
KB Home
7.25%, 07/15/30	265	274
4.00%, 06/15/31	55	51
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (c)	285	303
LGI Homes, Inc.
7.00%, 11/15/32 (c)	375	357
Light & Wonder, Inc.
6.63%, 03/01/30 (c)	415	400
Light and Wonder International, Inc.
7.25%, 11/15/29 (c)	170	175
Lindblad Expeditions, LLC
9.00%, 05/15/28 (c)	280	293
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (e)	180	220
Magnum Management Corporation
5.25%, 07/15/29	145	142
Maison Finco PLC
6.00%, 10/31/27, GBP (e)	304	412
Manuchar
7.25%, 06/30/27, EUR (e)	340	407
MCE Finance Limited
5.63%, 07/17/27 (c)	595	594
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	2,049
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	105	94
MGM Resorts International
6.50%, 04/15/32 (f)	425	432
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	425	409
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (e)	300	412
Motel One GmbH
7.75%, 04/02/31, EUR (e)	200	252
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (e)	180	198
NCL Corporation Ltd.
5.88%, 03/15/26 (c)	16	16
7.75%, 02/15/29 (c)	85	90
6.75%, 02/01/32 (c)	430	439
Newell Brands Inc.
8.50%, 06/01/28 (c)	255	269
Next Group PLC
3.63%, 05/18/28, GBP (e)	300	403
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (c)	215	196
Nordstrom, Inc.
4.38%, 04/01/30	25	23
Patrick Industries, Inc.
6.38%, 11/01/32 (c)	260	261
PENN Entertainment, Inc.
5.63%, 01/15/27 (c)	50	50
4.13%, 07/01/29 (c) (f)	370	343
PetSmart, LLC
7.75%, 02/15/29 (c)	255	248
Peu (Fin) PLC
7.25%, 07/01/28, EUR (c)	640	781

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Pinewood Finco PLC
6.00%, 03/27/30, GBP (c)	405	548
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	651	944
Prosus N.V.
3.83%, 02/08/51 (c)	2,770	1,778
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (e) (k)	200	221
9.75%, 04/15/29 (c)	215	236
Resideo Funding Inc.
4.00%, 09/01/29 (c)	150	142
6.50%, 07/15/32 (c)	335	343
Schaeffler AG
4.75%, 08/14/29, EUR (e)	100	119
4.50%, 03/28/30, EUR (e)	800	941
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	185	183
Six Flags Operations Inc.
7.25%, 05/15/31 (c)	345	354
6.63%, 05/01/32 (c)	520	535
Sodexo, Inc.
5.80%, 08/15/35 (c)	220	227
Station Casinos LLC
6.63%, 03/15/32 (c)	295	302
Tapestry, Inc.
5.50%, 03/11/35	865	868
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (e)	500	591
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (c)	175	177
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	346	341
5.25%, 04/30/31	160	154
TKC Holdings, Inc.
6.88%, 05/15/28 (c)	215	215
TUI Cruises GmbH
5.00%, 05/15/30, EUR (e)	150	178
TVL Finance PLC
10.25%, 04/28/28, GBP (e)	239	327
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	350	342
V.F. Corporation
4.25%, 03/07/29, EUR	275	309
Valeo
5.88%, 04/12/29, EUR (e) (f)	200	250
4.50%, 04/11/30, EUR (e)	500	586
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	410	444
Viking Cruises Limited
7.00%, 02/15/29 (c)	460	464
9.13%, 07/15/31 (c)	235	253
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (c)	895	894
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (e) (k)	500	579
Waga Bondco Limited
8.50%, 06/15/30, GBP (e)	150	201
Warnermedia Holdings, Inc.
5.05%, 03/15/42	5,550	3,276
Whirlpool Corporation
6.13%, 06/15/30	75	76
6.50%, 06/15/33	70	70
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	325	348
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	434
ZF Friedrichshafen AG
6.13%, 03/13/29, EUR (e)	400	461
3.00%, 10/23/29, EUR (e)	700	712
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (c)	140	137
6.75%, 04/23/30 (c)	315	303
		51,121
Energy 4.8%
3R Lux
9.75%, 02/05/31 (c)	235	239
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	980	1,012
Archrock Partners, L.P.
6.25%, 04/01/28 (c)	160	161
6.63%, 09/01/32 (c)	770	785
Aris Water Holdings, LLC
7.25%, 04/01/30 (c)	865	892
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (c)	415	416
6.63%, 10/15/32 (c)	285	290
Bip-V Chinook
5.50%, 06/15/31 (c)	55	54
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (e) (k)	700	825
4.38%, (100, 08/19/31), EUR (e) (k)	100	118
Buckeye Partners, L.P.
6.75%, 02/01/30 (c)	380	395
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	40	41
8.63%, 11/01/30 (c)	550	558
8.75%, 07/01/31 (c)	30	30
9.63%, 06/15/33 (c)	305	313
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (c)	200	201
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	966	969
ConocoPhillips Company
5.50%, 01/15/55	640	607
Continental Resources, Inc.
4.90%, 06/01/44	2,830	2,228
CQP Holdco LP
7.50%, 12/15/33 (c)	65	71
Crescent Energy Finance LLC
7.63%, 04/01/32 (c)	495	483
7.38%, 01/15/33 (c)	120	115
Cullinan Holdco SCSp
4.63%, 10/15/26, EUR (e) (f)	200	203
DCP Midstream, LLC
6.45%, 11/03/36 (c)	1,620	1,655
Devon Energy Corporation
5.85%, 12/15/25	870	873
5.00%, 06/15/45	470	391
Diamondback Energy, Inc.
6.25%, 03/15/53	610	603
5.75%, 04/18/54	495	459
Ecopetrol S.A.
4.63%, 11/02/31	395	333
8.88%, 01/13/33	1,030	1,062
8.38%, 01/19/36	170	164
Enbridge Inc.
8.25%, 01/15/84 (j)	300	317
Energy Transfer LP
5.60%, 09/01/34	1,440	1,463
8.00%, 05/15/54	380	404
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,256
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (c)	380	400
FS Luxembourg S.a r.l.
8.63%, 06/25/33 (c)	185	183
Genesis Energy, L.P.
7.75%, 02/01/28	185	188
8.25%, 01/15/29	235	246
7.88%, 05/15/32	199	207
8.00%, 05/15/33	520	544
Global Partners LP
7.13%, 07/01/33 (c)	145	147
Gran Tierra Energy Inc.
9.50%, 10/15/29 (c)	340	259
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	295	300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
7.50%, 05/15/32 (c)	630	665
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (c)	165	163
6.00%, 04/15/30 (c)	260	253
8.38%, 11/01/33 (c)	125	130
6.88%, 05/15/34 (c)	220	211
7.25%, 02/15/35 (c)	495	485
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (c)	1,140	1,199
ITT Holdings LLC
6.50%, 08/01/29 (c)	160	152
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (c)	980	985
5.75%, 04/19/47 (c)	375	324
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (c)	730	756
Kinder Morgan, Inc.
5.55%, 06/01/45	675	637
Kinetik Holdings LP
6.63%, 12/15/28 (c)	25	26
5.88%, 06/15/30 (c)	805	812
Matador Resources Company
6.50%, 04/15/32 (c)	525	525
6.25%, 04/15/33 (c)	130	129
MPLX LP
5.95%, 04/01/55	1,455	1,386
MV24 Capital B.V.
6.75%, 06/01/34 (c)	161	156
NGL Energy Operating LLC
8.13%, 02/15/29 (c)	900	909
Noble Finance II LLC
8.00%, 04/15/30 (c)	745	759
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (c)	495	511
Northriver Midstream Finance LP
6.75%, 07/15/32 (c)	55	57
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	930
5.38%, 01/01/32	520	516
6.05%, 10/01/54	485	444
Permian Resources Operating, LLC
7.00%, 01/15/32 (c)	125	130
6.25%, 02/01/33 (c)	495	500
Petroleos de Venezuela, S.A.
0.00%, 05/16/26 - 04/12/27 (e) (g) (h)	6,339	800
Petroleos Mexicanos
4.75%, 02/26/29, EUR (e)	235	263
6.70%, 02/16/32	185	172
6.35%, 02/12/48	505	352
7.69%, 01/23/50	885	697
PT. Pertamina (Persero)
6.45%, 05/30/44 (c)	260	268
Raizen Fuels Finance S.A.
6.25%, 07/08/32 (c)	240	238
6.95%, 03/05/54 (c)	225	208
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	890	863
Rockies Express Pipeline LLC
6.75%, 03/15/33 (c)	520	543
6.88%, 04/15/40 (c)	290	290
Saudi Arabian Oil Company
5.75%, 07/17/54 (c)	240	225
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (c)	215	199
SM Energy Company
7.00%, 08/01/32 (c)	560	552
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (c)	260	258
6.00%, 12/31/30 - 09/01/31 (c)	790	772
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	740	683
TotalEnergies SE
4.50%, (100, 08/19/34), EUR (e) (k)	300	352
Transmontaigne Partners LLC
8.50%, 06/15/30 (c)	240	250
Transocean Inc
8.25%, 05/15/29 (c)	105	97
USA Compression Finance Corp.
7.13%, 03/15/29 (c)	865	887
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (c)	160	151
4.13%, 08/15/31 (c)	165	153
Venture Global LNG, Inc.
8.13%, 06/01/28 (c)	215	222
7.00%, 01/15/30 (c)	90	91
8.38%, 06/01/31 (c)	455	473
9.88%, 02/01/32 (c)	70	76
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (c)	87	93
6.50%, 01/15/34 (c)	125	125
7.75%, 05/01/35 (c)	183	198
6.75%, 01/15/36 (c)	125	125
Western Midstream Operating, LP
5.50%, 08/15/48	500	428
5.25%, 02/01/50 (d) (m)	1,380	1,161
Williams Companies, Inc., The
5.75%, 06/24/44	2,200	2,163
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (e) (k)	300	331
		50,969
Communication Services 3.9%
Altice France
4.13%, 01/15/29, EUR (e)	778	769
Altice France Holding S.A.
5.50%, 01/15/28 (c)	200	168
AT&T Inc.
3.50%, 09/15/53	3,265	2,212
Bell Canada inc.
6.88%, 09/15/55	640	656
7.00%, 09/15/55	45	46
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (e)	800	1,178
Cable One, Inc.
4.00%, 11/15/30 (c) (f)	130	102
CCO Holdings, LLC
5.00%, 02/01/28 (c)	130	129
5.38%, 06/01/29 (c)	350	349
6.38%, 09/01/29 (c)	245	250
4.75%, 03/01/30 (c)	330	320
4.50%, 08/15/30 (c)	130	124
4.25%, 02/01/31 (c)	360	336
4.50%, 05/01/32	2,215	2,061
4.50%, 06/01/33 (c)	65	59
4.25%, 01/15/34 (c)	75	67
Charter Communications Operating, LLC
3.50%, 06/01/41	670	485
5.75%, 04/01/48	445	405
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	300	297
9.00%, 09/15/28 (c)	105	110
CommScope, LLC.
9.50%, 12/15/31 (c)	390	408
CSC Holdings, LLC
5.38%, 02/01/28 (c)	105	96
7.50%, 04/01/28 (c)	40	30
11.25%, 05/15/28 (c)	50	50
11.75%, 01/31/29 (c)	175	166
6.50%, 02/01/29 (c)	1,030	837
5.75%, 01/15/30 (c)	40	20
4.13%, 12/01/30 (c)	75	53
4.63%, 12/01/30 (c)	80	37
4.50%, 11/15/31 (c)	30	21
EchoStar Corporation
10.75%, 11/30/29	300	308
Engineering S.R.L.
11.13%, 05/15/28, EUR (e)	200	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Eutelsat SA
2.25%, 07/13/27, EUR (e)	300	343
Fox Corporation
6.50%, 10/13/33	895	967
Iliad Holding
5.63%, 10/15/28, EUR (e)	926	1,110
7.00%, 10/15/28 - 04/15/32 (c)	190	194
8.50%, 04/15/31 (c)	95	102
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (e) (k)	170	213
Level 3 Financing, Inc.
4.88%, 06/15/29 (c)	200	187
11.00%, 11/15/29 (c)	121	139
10.75%, 12/15/30 (c)	175	198
6.88%, 06/30/33 (c)	555	565
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (e)	1,210	1,423
Lumen Technologies, Inc.
4.13%, 04/15/29 (c)	50	49
10.00%, 10/15/32 (c)	20	20
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	275	287
Midcontinent Communications
8.00%, 08/15/32 (c)	380	403
Millicom International Cellular SA
5.13%, 01/15/28 (c)	2,268	2,239
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	70	70
8.00%, 08/01/29 (c)	50	51
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (e)	120	141
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (e)	400	502
7.88%, 07/31/28, EUR	308	398
6.38%, 11/15/33 (c)	410	398
PLT VII Finance S.a r.l.
6.00%, 06/15/31, EUR (e)	200	239
Proximus
4.75%, (100, 07/02/31), EUR (e) (k)	300	352
Rogers Communications Inc.
7.00%, 04/15/55	775	793
7.13%, 04/15/55	40	40
Sirius XM Radio Inc.
3.88%, 09/01/31 (c)	515	458
Telecom Italia S.p.A.
2.38%, 10/12/27, EUR (e)	250	295
7.88%, 07/31/28, EUR (e)	339	448
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (e) (k)	200	230
5.75%, (100, 01/15/32), EUR (e) (k)	200	244
6.14%, (100, 02/03/30), EUR (e) (k)	400	504
6.75%, (100, 06/07/31), EUR (e) (k)	300	388
7.13%, (100, 08/23/28), EUR (e) (k)	200	258
TMNL Holding B.V
3.75%, 01/15/29, EUR (e)	480	559
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,437
4.50%, 04/15/50	1,270	1,048
3.40%, 10/15/52	2,075	1,387
United Group B.V.
4.63%, 08/15/28, EUR (e)	180	210
5.25%, 02/01/30, EUR (e)	465	546
5.25%, 02/01/30, EUR (c)	470	552
6.75%, 02/15/31, EUR (e)	200	241
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (e)	695	806
Verizon Communications Inc.
5.50%, 02/23/54	415	401
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	805	1,050
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	600	736
4.75%, 07/15/31 (c)	215	199
Vodafone Group Public Limited Company
4.88%, 06/19/49	1,850	1,590
5.75%, 06/28/54	555	532
4.88%, 10/03/78, GBP (e)	300	411
3.00%, 08/27/80, EUR (e)	278	310
6.50%, 08/30/84, EUR (e)	500	642
Wayfair LLC
7.25%, 10/31/29 (c)	105	105
Windstream Services, LLC
8.25%, 10/01/31 (c)	325	340
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	185	173
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	256	320
Ziggo B.V.
2.88%, 01/15/30, EUR (e)	135	149
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (e)	133	136
6.13%, 11/15/32, EUR (e)	135	149
		40,675
Industrials 2.8%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (c)	235	243
Abertis Infraestructuras Finance B.V.
4.87%, (100, 11/28/29), EUR (e) (k)	300	360
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (c)	580	603
Air France - KLM
4.63%, 05/23/29, EUR (e)	200	243
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (c)	170	159
American Airlines, Inc.
5.75%, 04/20/29 (c)	1,795	1,799
Amsted Industries Incorporated
6.38%, 03/15/33 (c)	670	681
Arcosa, Inc.
6.88%, 08/15/32 (c)	50	52
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (e)	200	242
Ats Consolidated, Inc.
5.50%, 04/15/29 (c)	405	398
Boeing Company, The
5.81%, 05/01/50 (m)	2,285	2,191
Bombardier Inc.
7.00%, 06/01/32 (c)	255	266
6.75%, 06/15/33 (c)	365	378
Builders FirstSource, Inc.
6.38%, 03/01/34 (c)	125	127
6.75%, 05/15/35 (c)	400	412
Caci International Inc.
6.38%, 06/15/33 (c)	190	196
Calderys Financing, LLC
11.25%, 06/01/28 (c)	210	223
11.75%, 06/01/28 (c) (l)	150	155
Chart Industries, Inc.
9.50%, 01/01/31 (c)	270	288
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (c)	25	26
6.75%, 04/15/32 (c)	435	446
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	185	171
6.13%, 01/15/29 (c)	65	47
Corporation De Securite Garda World
8.25%, 08/01/32 (c)	335	344
8.38%, 11/15/32 (c)	115	118
CTEC II GmbH
5.25%, 02/15/30, EUR (e)	150	150
Delta Air Lines, Inc.
5.25%, 07/10/30	1,180	1,189
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (e) (f)	300	351
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	260	371

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
EMRLD Borrower LP
6.38%, 12/15/30, EUR (e)	200	247
6.63%, 12/15/30 (c)	340	348
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (e)	350	393
Enpro Inc.
6.13%, 06/01/33 (c)	180	184
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (e)	300	338
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (e) (l)	127	135
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (c)	155	160
Foundation Building Materials, Inc.
6.00%, 03/01/29 (c)	235	216
Global Infrastructure Solutions Inc.
7.50%, 04/15/32 (c)	135	137
Goat Holdco LLC
6.75%, 02/01/32 (c)	330	336
Herc Holdings Inc.
7.00%, 06/15/30 (c)	305	319
7.25%, 06/15/33 (c)	382	400
Hillenbrand, Inc.
3.75%, 03/01/31 (f)	395	354
HT Troplast GmbH
9.38%, 07/15/28, EUR (e)	110	136
Imola Merger Corporation
4.75%, 05/15/29 (c)	280	271
JELD-WEN Holding, Inc.
4.88%, 12/15/27 (c)	170	158
7.00%, 09/01/32 (c) (f)	185	145
Kier Group PLC
9.00%, 02/15/29, GBP (e)	215	312
Lightning Power LLC
7.25%, 08/15/32 (c)	415	437
Madison IAQ LLC
5.88%, 06/30/29 (c)	400	393
Manitowoc Company, Inc., The
9.25%, 10/01/31 (c)	290	307
Masterbrand, Inc.
7.00%, 07/15/32 (c)	215	220
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (c)	295	300
9.25%, 04/15/27 (c)	530	526
MIWD Holdco II LLC
5.50%, 02/01/30 (c) (f)	240	228
Nexans
4.25%, 03/11/30, EUR (e)	200	243
Novelis Corporation
4.75%, 01/30/30 (c)	275	264
PCF GmbH
4.75%, 04/15/29, EUR (e)	200	194
Queen Mergerco, Inc.
6.75%, 04/30/32 (c)	495	511
Quikrete Holdings, Inc.
6.38%, 03/01/32 (c)	235	242
6.75%, 03/01/33 (c)	545	562
Sensata Technologies B.V.
5.88%, 09/01/30 (c)	135	135
Sensata Technologies, Inc.
6.63%, 07/15/32 (c)	355	365
SPX Flow, Inc.
8.75%, 04/01/30 (c)	320	332
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	545	516
3.38%, 01/15/31 (c)	140	126
Terex Corporation
6.25%, 10/15/32 (c)	460	461
Toucan Finco Ltd.
9.50%, 05/15/30 (c) (l)	195	199
TransDigm Inc.
6.75%, 08/15/28 (c)	185	189
4.63%, 01/15/29	150	147
6.38%, 03/01/29 (c)	230	237
7.13%, 12/01/31 (c)	140	147
6.63%, 03/01/32 (c)	480	497
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (c)	255	271
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (c)	145	153
12.25%, 01/15/31 (c)	135	145
Uber Technologies, Inc.
4.80%, 09/15/34	720	709
5.35%, 09/15/54	1,450	1,357
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	924	1,086
Wesco Distribution, Inc.
6.63%, 03/15/32 (c)	460	478
6.38%, 03/15/33 (c)	270	279
XPO, Inc.
7.13%, 02/01/32 (c)	640	670
		29,744
Utilities 2.7%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (e) (k)	300	365
Alpha Generation LLC
6.75%, 10/15/32 (c)	785	810
American Electric Power Company, Inc.
7.05%, 12/15/54	1,040	1,080
AmeriGas Partners, L.P.
9.50%, 06/01/30 (c)	225	233
Apa Infrastructure Limited
7.13%, 11/09/83, EUR (e)	300	387
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (e)	543	626
CenterPoint Energy, Inc.
6.70%, 05/15/55	1,380	1,392
CMS Energy Corporation
6.50%, 06/01/55	1,460	1,464
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (c)	225	225
6.45%, 01/24/35 (c)	225	221
Constellation Energy Generation, LLC
6.50%, 10/01/53	345	371
Dominion Energy, Inc.
6.63%, 05/15/55	1,710	1,744
Edison International
5.00%, (100, 12/15/26) (k)	982	850
EDP, S.A.
4.75%, 05/29/54, EUR (e)	300	361
4.63%, 09/16/54, EUR (e)	200	238
5.94%, 04/23/83, EUR (e)	200	250
Electricite de France
2.63%, (100, 12/01/27), EUR (e) (k)	1,200	1,371
3.38%, (100, 06/15/30), EUR (e) (k)	400	445
7.50%, (100, 09/06/28), EUR (e) (k)	600	777
9.13%, (100, 03/15/33) (c) (k)	120	135
Elia Group
5.85%, (100, 03/15/28), EUR (e) (k)	300	370
ENEL - SPA
6.38%, (100, 04/16/28), EUR (e) (k)	450	571
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	252
Entergy Utility Enterprises, Inc.
5.80%, 04/15/55	495	496
Evergy, Inc.
6.65%, 06/01/55	625	634
Exelon Corporation
6.50%, 03/15/55	970	986
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (e)	373	455
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55	405	415
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (k)	215	238
5.75%, 07/15/29 (c)	695	696
6.00%, 02/01/33 (c)	100	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Orsted A/S
5.13%, (100, 09/14/29), EUR (e) (k)	587	699
5.25%, 12/08/22, EUR (e)	300	359
PG&E Company
5.70%, 03/01/35	365	362
4.95%, 07/01/50	407	328
6.15%, 03/01/55	473	443
Saavi Energia S.a r.l.
8.88%, 02/10/35 (c)	195	203
Sempra
6.40%, 10/01/54	1,415	1,343
Snam S.p.A.
5.00%, 05/28/30 (c)	295	297
5.75%, 05/28/35 (c)	290	296
SSE PLC
4.00%, (100, 01/21/28), EUR (e) (k)	400	475
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (e) (k)	200	228
The Southern Company
4.00%, 01/15/51	1,320	1,313
1.88%, 09/15/81, EUR	536	604
UGI International, LLC
2.50%, 12/01/29, EUR (e)	160	176
Vattenfall AB
6.88%, 08/17/83, GBP (e)	300	420
Veolia Environnement
2.50%, (100, 01/20/29), EUR (e) (k)	500	562
5.99%, (100, 11/22/28), EUR (e) (k)	500	629
Vistra Corp.
7.00%, (100, 12/15/26) (c) (k)	490	496
Vistra Operations Company LLC
4.38%, 05/01/29 (c)	85	83
7.75%, 10/15/31 (c)	170	181
6.88%, 04/15/32 (c)	115	120
XPLR Infrastructure Operating Partners, LP
8.38%, 01/15/31 (c) (f)	195	208
8.63%, 03/15/33 (c) (f)	55	59
		28,443
Consumer Staples 2.2%
AA Bond Co Limited
6.50%, 01/31/26, GBP (d) (e)	35	47
6.50%, 01/31/26, GBP (c) (d)	17	24
8.45%, 01/31/28, GBP (d) (e)	409	597
Albertsons Companies, Inc.
6.25%, 03/15/33 (c)	20	21
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (c)	370	379
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (e)	175	230
6.00%, 06/01/29 (c) (f)	260	253
7.88%, 02/15/31 (c)	110	115
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	195	240
Arena Luxembourg Finance S.a r.l.
1.88%, 02/01/28, EUR (e)	180	202
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	655	635
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (e)	178	236
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (e)	100	105
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (e)	200	258
Boels Topholding B.V.
5.75%, 05/15/30, EUR (c)	660	805
Champions Financing Inc.
8.75%, 02/15/29 (c) (f)	330	318
Co-operative Group Limited
7.50%, 07/08/26, GBP (d) (e) (m)	100	138
Elo
6.00%, 03/22/29, EUR (e)	300	328
Flora Food Management B.V.
6.88%, 07/02/29, EUR (e)	660	789
Imperial Brands Finance PLC
5.88%, 07/01/34 (c)	1,440	1,476
5.63%, 07/01/35 (c)	510	512
6.38%, 07/01/55 (c)	430	436
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35 (c)	225	234
6.38%, 02/25/55 (c)	2,645	2,709
Kapla Holding
5.47%, (3 Month EURIBOR + 3.50%), 07/31/30, EUR (b) (e)	100	118
Kroger Co., The
5.00%, 09/15/34	380	378
Market Bidco Finco PLC
5.50%, 11/04/27, GBP (e)	210	282
Metis Merger Subordinated LLC
6.50%, 05/15/29 (c)	25	25
Minerva Luxembourg S.A.
8.88%, 09/13/33 (c)	165	178
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	305	297
Ocado Group PLC
10.50%, 08/08/29, GBP (e)	110	146
Ontex Group
5.25%, 04/15/30, EUR (e)	235	282
Opal Bidco SAS
6.50%, 03/31/32 (c)	235	240
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (e)	280	355
Performance Food Group, Inc.
6.13%, 09/15/32 (c)	395	404
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	235	284
6.13%, 09/30/32	330	333
Post Holdings, Inc.
6.38%, 03/01/33 (c)	375	379
6.25%, 10/15/34 (c)	55	55
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	870	872
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (e)	341	400
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	252
RAC Bond Co PLC
5.25%, 11/04/27, GBP (e)	100	135
Raven Acquisition Holding LLC
6.88%, 11/15/31 (c)	150	150
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (c)	220	231
Roquette Freres
5.49%, (100, 11/25/29), EUR (e) (k)	200	238
Safeway Inc.
5.88%, 02/15/28 (c)	260	260
Sammontana Italia S.P.A.
6.03%, (3 Month EURIBOR + 3.75%), 10/15/31, EUR (b) (e)	219	258
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (e)	264	311
Tereos Finance Groupe I
5.75%, 04/30/31, EUR (e)	135	158
U.S. Foods Inc.
5.75%, 04/15/33 (c)	460	461
United Rentals (North America), Inc.
6.13%, 03/15/34 (c)	460	474
Verisure Holding AB
3.25%, 02/15/27, EUR (e)	495	578
7.13%, 02/01/28, EUR (c)	450	550
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	771	913
Walgreens Boots Alliance, Inc.
2.13%, 11/20/26, EUR	520	601
8.13%, 08/15/29	260	276
4.80%, 11/18/44	15	14
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	400	420

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Williams Scotsman, Inc.
6.63%, 04/15/30 (c)	225	234
7.38%, 10/01/31 (c)	190	200
		22,829
Health Care 1.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (c)	575	580
AdaptHealth LLC
6.13%, 08/01/28 (c)	105	105
Amgen Inc.
5.75%, 03/02/63	890	866
Bausch & Lomb Corporation
8.38%, 10/01/28 (c)	430	449
Bausch Health Companies Inc.
4.88%, 06/01/28 (c)	305	256
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e)	800	946
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (e)	100	116
7.50%, 05/15/30, EUR (e) (f)	200	240
Cigna Group, The
4.80%, 08/15/38	510	479
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	60	59
6.00%, 01/15/29 (c)	120	116
4.75%, 02/15/31 (c)	115	99
CVS Health Corporation
5.05%, 03/25/48	790	684
5.63%, 02/21/53	235	217
5.88%, 06/01/53	1,080	1,032
7.00%, 03/10/55	970	1,003
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (e)	486	615
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (e) (f) (k)	480	601
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (e)	200	225
4.75%, 10/15/28 (c)	265	254
Grifols, S.A.
7.50%, 05/01/30, EUR (e)	697	858
Grunenthal GmbH
4.63%, 11/15/31, EUR (e)	468	554
HCA Inc.
5.45%, 04/01/31	475	489
5.50%, 06/01/33	620	635
Heartland Dental, LLC
10.50%, 04/30/28 (c)	65	69
IQVIA Inc.
6.25%, 06/01/32 (c)	240	246
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	235	254
10.00%, 06/01/32 (c)	315	325
Molina Healthcare, Inc.
6.25%, 01/15/33 (c)	295	300
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	230	221
5.25%, 10/01/29 (c)	515	511
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (e)	300	370
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (e)	521	625
Ray Financing LLC
6.50%, 07/15/31, EUR (c)	650	796
Rossini S.a r.l.
6.23%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (b) (e)	210	250
Select Medical Corporation
6.25%, 12/01/32 (c) (f)	250	252
Star Parent, Inc.
9.00%, 10/01/30 (c)	210	221
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c)	475	484
Team Health Holdings, Inc.
13.50%, 06/30/28 (c) (l)	91	99
Tenet Healthcare Corporation
6.13%, 06/15/30	130	132
6.75%, 05/15/31	45	47
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (e)	155	177
1.63%, 10/15/28, EUR (e)	250	277
7.38%, 09/15/29, EUR	286	381
4.38%, 05/09/30, EUR (e)	891	1,066
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (c)	150	155
UnitedHealth Group Incorporated
4.65%, 01/15/31	925	929
5.30%, 06/15/35	240	244
5.95%, 06/15/55	105	107
		20,016
Information Technology 1.9%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	375	376
Amentum Escrow Corp.
7.25%, 08/01/32 (c)	95	98
AppLovin Corporation
5.50%, 12/01/34	1,535	1,559
5.95%, 12/01/54	243	237
ASGN Incorporated
4.63%, 05/15/28 (c)	295	288
Atos SE
9.00%, 12/18/29, EUR (d) (e)	425	558
5.00%, 12/18/30, EUR (d) (e)	145	145
Belden Inc.
3.88%, 03/15/28, EUR (e)	200	236
Broadcom Inc.
3.14%, 11/15/35 (c)	1,580	1,331
Capstone Borrower, Inc.
8.00%, 06/15/30 (c)	315	328
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	415	419
9.00%, 09/30/29 (c)	200	207
8.25%, 06/30/32 (c)	80	85
Commscope Finance LLC
8.25%, 03/01/27 (c) (f)	55	55
Dell International L.L.C.
5.50%, 04/01/35	1,130	1,141
Ellucian Holdings Inc.
6.50%, 12/01/29 (c)	150	153
Fair Isaac Corporation
6.00%, 05/15/33 (c)	230	233
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (c)	330	346
Foundry JV Holdco LLC
6.25%, 01/25/35 (c)	1,240	1,304
6.10%, 01/25/36 (c)	470	487
6.30%, 01/25/39 (c)	855	897
Gen Digital Inc.
7.13%, 09/30/30 (c)	55	57
6.25%, 04/01/33 (c)	385	396
Intel Corporation
3.25%, 11/15/49	1,435	910
4.90%, 08/05/52	860	712
5.60%, 02/21/54	860	791
IPD 3 B.V.
5.35%, (3 Month EURIBOR + 3.38%), 06/15/31, EUR (b) (c)	370	435
Micron Technology, Inc.
6.05%, 11/01/35	1,895	1,982
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	380	374
Open Text Corporation
4.13%, 02/15/30 (c)	540	510
Oracle Corporation
6.00%, 08/03/55	325	324
Synopsys, Inc.
5.70%, 04/01/55	885	880
TeamSystem S.p.A.
5.78%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (b) (c)	780	919

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
UKG Inc.
6.88%, 02/01/31 (c)	835	867
		19,640
Materials 1.6%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (e) (f)	275	317
4.88%, 02/04/28 (c)	275	262
Ashland LLC
6.88%, 05/15/43	195	202
Avient Corporation
7.13%, 08/01/30 (c)	65	67
6.25%, 11/01/31 (c)	310	312
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (c)	290	306
Capstone Copper Corp.
6.75%, 03/31/33 (c)	425	435
Celanese US Holdings LLC
6.85%, 11/15/28 (b) (d) (m)	55	58
6.50%, 04/15/30	280	286
7.05%, 11/15/30 (b) (d) (m)	55	58
6.63%, 07/15/32 (d) (m)	25	26
6.75%, 04/15/33 (f)	380	384
7.20%, 11/15/33 (b) (d) (m)	25	27
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	340	324
Champion Iron Canada Inc.
7.88%, 07/15/32 (c)	150	152
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c)	195	192
7.00%, 03/15/32 (c) (f)	140	132
Constellium SE
5.38%, 08/15/32, EUR (e)	145	173
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	746
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (c)	190	200
First Quantum Minerals Ltd
6.88%, 10/15/27 (c)	585	585
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	85	84
6.13%, 04/15/32 (c)	280	284
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,140	1,079
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (e)	1,400	1,415
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (e)	230	263
INEOS Finance PLC
6.75%, 05/15/28 (c)	80	79
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (e)	180	211
Kaiser Aluminum Corporation
4.63%, 03/01/28 (c)	170	167
4.50%, 06/01/31 (c)	490	458
KRC Materials, Inc.
7.75%, 05/01/31 (c)	240	253
Kronos International, Inc.
9.50%, 03/15/29, EUR (e)	400	505
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	200	94
Magnera Corporation
7.25%, 11/15/31 (c)	45	42
Metinvest B.V.
7.65%, 10/01/27 (c)	105	87
7.75%, 10/17/29 (c)	565	440
Minera Mexico, S.A. de C.V.
5.63%, 02/12/32 (c)	280	284
Monitchem Holdco 3 S.A.
8.75%, 05/01/28, EUR (e)	280	332
Novelis Corporation
6.88%, 01/30/30 (c)	280	290
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (e)	262	302
4.25%, 10/01/28 (c)	155	148
9.63%, 11/15/28, EUR (e)	400	493
7.25%, 06/15/31 (c)	230	235
Periama Holdings, LLC
5.95%, 04/19/26 (e)	290	290
Rio Tinto Finance (USA) plc
5.88%, 03/14/65	180	181
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (e)	185	214
Scih Salt Holdings Inc.
6.63%, 05/01/29 (c)	155	152
Sealed Air Corporation
7.25%, 02/15/31 (c)	25	26
6.50%, 07/15/32 (c) (f)	460	477
Snf Group
4.50%, 03/15/32, EUR (e)	235	284
Sociedad Quimica Y Minera De Chile S.A.
6.50%, 11/07/33 (c)	140	148
5.50%, 09/10/34 (c)	170	166
Suzano Austria GmbH
5.00%, 01/15/30	950	949
Synthomer PLC
7.38%, 05/02/29, EUR (e) (f)	200	233
Taseko Mines Limited
8.25%, 05/01/30 (c)	40	42
Tronox Incorporated
4.63%, 03/15/29 (c) (f)	200	173
Vale Overseas Ltd
6.40%, 06/28/54	435	426
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	200	181
7.38%, 03/01/31 (c)	265	271
White Cap Buyer, LLC
6.88%, 10/15/28 (c) (f)	310	309
		17,311
Real Estate 0.9%
Adler Financing S.a r.l.
8.25%, 12/31/28, EUR (l)	345	424
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (e)	200	259
alstria office AG
5.50%, 03/20/31, EUR (e)	300	359
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (c)	85	86
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (e) (k)	300	345
Country Garden Holdings Company Limited
0.00%, 08/06/30 (e) (g) (h)	365	27
CPI Property Group
7.50%, (100, 03/24/31), EUR (e) (k)	204	233
4.00%, 01/22/28, GBP (d) (e) (m)	100	130
7.00%, 05/07/29, EUR (e)	100	126
1.75%, 01/14/30, EUR (e)	295	305
6.00%, 01/27/32, EUR (e)	522	626
ESR Group Limited
1.38%, 05/24/30, EUR (e)	230	243
Essendi S.A.
6.38%, 10/15/29, EUR (c)	180	222
Globalworth Real Estate Investments Limited
6.25%, 03/31/29, EUR (e)	329	393
Heimstaden AB
8.38%, 01/29/30, EUR (e)	452	557
Heimstaden Bostad AB
2.63%, (100, 02/01/27), EUR (e) (k)	100	112
3.00%, (100, 10/29/27), EUR (e) (k)	100	110
6.25%, (100, 12/04/29), EUR (e) (k)	400	475
1.63%, 10/13/31, EUR (e)	360	366
Iron Mountain Incorporated
5.63%, 07/15/32 (c)	250	248
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	70	67
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	205	247
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Necessity Retail Reit, Inc., The
4.50%, 09/30/28 (c)	155	151
Park Intermediate Holdings LLC
5.88%, 10/01/28 (c)	460	459
7.00%, 02/01/30 (c)	40	41
Pebblebrook Hotel Trust
6.38%, 10/15/29 (c)	255	256
RHP Hotel Properties, LP
4.50%, 02/15/29 (c)	105	103
6.50%, 06/15/33 (c)	295	304
RLJ III-EM Columbus Lessee, LLC
4.00%, 09/15/29 (c)	320	299
Service Properties Trust
5.25%, 02/15/26	40	40
4.75%, 10/01/26	65	64
8.63%, 11/15/31 (c)	245	263
Star Holdings
8.75%, 08/01/31 (c)	385	363
Uniti Group Inc.
10.50%, 02/15/28 (c)	102	108
4.75%, 04/15/28 (c)	145	142
6.50%, 02/15/29 (c) (f)	290	280
8.63%, 06/15/32 (c)	45	45
XHR LP
4.88%, 06/01/29 (c)	190	184
		9,062
Total Corporate Bonds And Notes (cost $378,834)		381,894
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 18.7%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.09%, 08/10/25 (b)	912	868
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 7.51%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,821
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	185	187
Series 2024-D-A, 6.32%, 02/15/28	185	187
Series 2024-E-A, 7.92%, 02/15/28	185	187
Series 2024-E-B, 6.68%, 09/15/32	342	344
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.12%, 04/25/26 (b)	884	823
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	1,238	1,183
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-C-2A, 6.18%, 10/20/26	1,045	1,050
Series 2024-C-1A, 6.48%, 06/20/29	650	666
Series 2025-B-2A, 5.51%, 08/20/30	495	504
Series 2025-C-2A, 6.24%, 08/20/30	299	304
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1-1A, 7.47%, (3 Month Term SOFR + 3.20%), 07/20/37 (b)	3,000	3,015
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 7.21%, (1 Month Term SOFR + 2.90%), 08/17/26 (b)	656	662
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (b)	455	395
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.22%, 12/17/31 (b)	343	275
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.32%, 09/15/28 (b)	331	346
Bank5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	394	410
Bank5 2024-5Yr7
Series 2024-C-5YR7, REMIC, 7.10%, 06/15/29 (b)	433	453
Battalion CLO XXI Ltd.
Series 2021-D-21A, 7.82%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	977
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 5.81%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	135	136
Series 2024-D-CAR1, 6.36%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	135	136
Bayview Opportunity Master Fund VII 2024-EDU1, LLC
Series 2024-C-EDU1, 6.11%, (SOFR 30-Day Average + 1.80%), 06/25/47 (b)	278	277
Series 2024-D-EDU1, 7.06%, (SOFR 30-Day Average + 2.75%), 06/25/47 (b)	118	120
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 5.08%, (1 Month Term SOFR + 0.92%), 03/16/37 (b) (d)	680	642
Series 2018-B-TALL, REMIC, 5.33%, (1 Month Term SOFR + 1.17%), 03/16/37 (b) (d)	433	398
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (b)	8,185	540
BBCMS Mortgage Trust 2024-5C31
Series 2024-C-5C31, REMIC, 5.76%, 12/17/29	279	279
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (b)	391	322
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.41%, 12/16/33 (b)	321	336
Benchmark 2024-V6 Mortgage Trust
Series 2024-D-V6, REMIC, 4.00%, 03/16/29	225	198
Series 2024-E-V6, REMIC, 4.00%, 03/16/29	544	466
Benchmark 2024-V8 Mortgage Trust
Series 2024-B-V8, REMIC, 6.95%, 07/15/29 (b)	1,088	1,156
BLP Commercial Mortgage Trust 2025-IND
Series 2025-A-IND, REMIC, 5.51%, (1 Month Term SOFR + 1.20%), 03/15/27 (b)	1,071	1,067
Series 2025-C-IND, REMIC, 6.11%, (1 Month Term SOFR + 1.80%), 03/15/27 (b)	212	210
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	842	850
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	203	212
BMO 2024-5C6 Mortgage Trust
Series 2024-C-5C8, REMIC, 5.74%, 12/17/29 (b)	168	168
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.80%, 02/25/65 (d)	1,037	1,038
Series 2025-M1-NQM5, REMIC, 6.34%, 02/25/65 (b)	1,117	1,127
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	718	731
Series 2024-C-1A, 9.13%, 05/15/30	392	398
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	412	410
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.08%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	355	353
Series 2021-E-VOLT, REMIC, 6.43%, (1 Month Term SOFR + 2.11%), 09/15/36 (b)	672	669
Series 2021-F-VOLT, REMIC, 6.83%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	906	902
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 7.90%, (1 Month Term SOFR + 3.59%), 12/15/25 (b)	304	305
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 6.50%, (1 Month Term SOFR + 2.19%), 11/15/26 (b)	979	981
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 6.25%, (1 Month Term SOFR + 1.94%), 05/15/26 (b)	815	815
Series 2024-D-KING, REMIC, 6.80%, (1 Month Term SOFR + 2.49%), 05/15/26 (b)	931	930
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 6.50%, (1 Month Term SOFR + 2.19%), 02/17/26 (b)	399	400
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.00%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	969	971

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
BX Trust
Series 2024-C-MF, REMIC, 6.25%, (1 Month Term SOFR + 1.94%), 02/17/26 (b)	336	336
Series 2024-D-MF, REMIC, 7.00%, (1 Month Term SOFR + 2.69%), 02/17/26 (b)	768	770
Series 2024-C-BIO, REMIC, 6.95%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,086	1,082
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	775	724
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (b)	923	843
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.20%, (1 Month Term SOFR + 2.89%), 06/15/26 (b)	1,070	1,064
BX Trust 2025-GW
Series 2025-D-GW, 0.00%, 07/15/42 (b)	1,196	1,198
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 5.89%, 06/14/35 (b)	2,080	2,120
BX Trust 2025-ROIC
Series 2025-D-ROIC, REMIC, 6.30%, (1 Month Term SOFR + 1.99%), 03/15/27 (b)	1,620	1,596
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30	599	584
CCG Receivables Trust 2024-1
Series 2024-C-1, 5.22%, 04/14/28	362	366
Series 2024-D-1, 5.80%, 04/14/28	560	561
CCG Receivables Trust 2025-1
Series 2025-B-1, 4.69%, 10/14/32	135	135
Series 2025-C-1, 4.89%, 10/14/32	275	276
Series 2025-D-1, 5.28%, 10/14/32	185	187
Chase Home Lending Mortgage Trust 2024-11
Series 2024-A4-11, REMIC, 6.00%, 03/25/32 (b)	1,067	1,082
Series 2024-A9A-11, REMIC, 6.00%, 05/25/46 (b)	382	382
Series 2024-A9-11, REMIC, 6.30%, 05/25/46 (b)	165	167
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (b)	1,059	1,065
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	667	671
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (b)	1,173	1,180
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28 (b)	635	642
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.25%, 09/17/27 (b)	316	272
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.57%, 07/10/28 (b) (n)	532	545
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,195	1,115
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	984	995
Series 2024-A2-2A, 5.92%, 11/24/31	638	639
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	940	888
COLT 2025-6 Mortgage Loan Trust
Series 2025-M1-6, 6.27%, 08/25/70 (b)	763	767
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.61%, 06/12/47 (b)	487	—
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.23%, 08/06/29 (b)	1,000	1,060
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 8.19%, 12/12/29 (b)	472	486
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	315	319
Series 2024-B-1A, 7.00%, 02/26/29	485	502
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.95%, (1 Month Term SOFR + 1.70%), 08/15/41 (b)	416	414
Series 2024-D-DFW1, REMIC, 7.35%, (1 Month Term SOFR + 3.10%), 08/15/41 (b)	446	446
Consolidated Communications LLC/Fidium Fiber Finan
Series 2025-C-1A, 9.41%, 05/20/30	1,150	1,203
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	654	661
Series 2024-B-1C, 6.78%, 01/20/30	229	233
Cross 2024-H8 Mortgage Trust
Series 2024-A1-H8, REMIC, 5.55%, 12/25/69 (b)	374	376
Series 2024-A3-H8, REMIC, 5.96%, 12/25/69 (d)	285	286
Series 2024-M1-H8, REMIC, 6.32%, 12/25/69 (b)	175	176
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	604
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.36%, 11/18/26 (b)	930	871
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	564
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	405
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 10/25/69 (b)	495	491
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (b)	1,008	998
Series 2015-D-11MD, REMIC, 3.55%, 09/11/25 (b)	264	259
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	633	640
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.10%, 05/25/65 (b)	870	930
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.85%, 06/11/27 (b)	900	907
Series 2024-D15-ELM, REMIC, 6.90%, 06/11/27 (b)	628	630
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	195	195
Series 2024-D-2A, 6.59%, 03/15/50	547	555
Foundation Finance Trust 2025-1
Series 2025-A-1A, 4.95%, 04/15/50	760	758
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,237	1,257
Series 2024-B-1, 7.02%, 05/20/31	1,091	1,137
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	477
GLS Auto Select Receivables Trust 2024-4
Series 2024-C-4A, 4.75%, 11/15/30	255	255
Series 2024-D-4A, 5.28%, 10/15/31	272	274
GLS Auto Select Receivables Trust 2025-1
Series 2025-B-1A, 5.04%, 09/15/28	269	271
Series 2025-C-1A, 5.26%, 04/15/29	318	321
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 6.05%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,366
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 7.20%, (1 Month Term SOFR + 2.89%), 03/16/26 (b)	828	831
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-B-1A, 5.39%, 03/25/60	497	501
Series 2025-C-1A, 5.69%, 03/25/60	388	392
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.25%, 05/12/50 (b)	295	—
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	519	504
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.70%, 05/12/26 (b)	540	522

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.70%, 09/12/29 (b)	823	699
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 6.00%, (1 Month Term SOFR + 1.69%), 05/15/26 (b)	304	305
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	230	229
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	221	219
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	108	109
Series 2024-D-1B, 8.85%, 09/15/39	234	239
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	561	570
Series 2024-D-2A, 6.91%, 03/25/38	138	142
Hilton USA Trust 2016-HHV
Series 2016-D-HHV, REMIC, 4.19%, 11/05/26 (b)	1,081	1,058
HPEFS Equipment Trust 2024-2
Series 2024-D-2A, 5.82%, 04/20/32	886	903
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-C-SPRL, REMIC, 6.15%, 01/15/30 (b)	913	938
Series 2025-D-SPRL, REMIC, 6.55%, 01/15/30 (b)	330	341
Series 2025-E-SPRL, REMIC, 6.90%, 01/15/30 (b)	194	200
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (c)	850	863
Series 2024-B1-2, 5.44%, 10/20/32	342	345
Series 2024-C-2, 6.90%, (SOFR 30-Day Average + 2.60%), 10/20/32 (b)	239	240
INTOWN 2025-STAY Mortgage Trust
Series 2025-C-STAY, REMIC, 6.56%, (1 Month Term SOFR + 2.25%), 03/15/27 (b)	1,577	1,571
IP 2025-IP Mortgage Trust
Series 2025-A-IP, REMIC, 5.25%, 06/12/30 (b)	515	521
Series 2025-D-IP, REMIC, 6.31%, 06/12/30 (b)	672	678
Series 2025-E-IP, REMIC, 6.85%, 06/12/30 (b)	384	388
IRV Trust 2025-200P
Series 2025-C-200P, REMIC, 5.92%, 02/14/35 (b)	1,094	1,079
Island Finance Trust 2025-1
Series 2025-A-1A, 6.54%, 03/19/35	500	508
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	935	762
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 5.93%, 06/20/31 (b)	397	399
J.P. Morgan Mortgage Trust 2024-4
Series 2024-A6A-4, REMIC, 6.00%, 01/25/29 (b)	417	418
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 6.32%, (1 Month Term SOFR + 2.00%), 04/21/31 (b)	357	358
Series 2024-M2-HE1, REMIC, 6.72%, (1 Month Term SOFR + 2.40%), 04/21/31 (b)	271	273
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.23%, 07/17/25 (b)	1,040	1,014
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (d)	1,690	1,697
LV Trust 2024-SHOW
Series 2024-C-SHOW, REMIC, 6.07%, 10/10/29 (b)	1,016	1,025
Magnetite XXIV, Limited
Series 2019-DR-24A, 7.31%, (3 Month Term SOFR + 3.05%), 04/15/35 (b)	5,200	5,206
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (b)	458	422
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.60%, (1 Month Term SOFR + 2.29%), 04/15/26 (b)	760	751
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	1,350	1,374
Milos CLO, Ltd.
Series 2017-DR-1A, 7.28%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,753
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	256	237
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	229
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	387	361
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.05%, 12/15/28 (b)	534	497
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	669	662
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 5.88%, (1 Month Term SOFR + 1.56%), 12/15/38 (b)	495	464
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-A2-3, REMIC, 6.00%, 09/25/29 (b)	633	636
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (d)	431	429
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (b)	316	312
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5
Series 2024-A3-NQM5, 6.00%, 10/25/69 (d)	92	92
Series 2024-M1-NQM5, 6.51%, 10/25/69 (b)	114	115
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.68%, 05/17/33 (b)	329	337
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A5-2, REMIC, 6.01%, 11/18/33 (b)	1,080	1,156
Series 2023-C-2, REMIC, 7.02%, 12/16/33 (b)	240	248
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	304	288
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	446	435
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	279	283
MVW 2024-1 LLC
Series 2024-C-1A, 6.20%, 02/20/43	302	307
MVW 2024-2 LLC
Series 2024-B-2A, 4.58%, 03/20/42	913	904
Series 2024-C-2A, 4.92%, 03/20/42	578	573
MVW 2025-1 LLC
Series 2025-B-1A, 5.21%, 09/22/42	531	534
Series 2025-C-1A, 5.75%, 09/22/42	428	432
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,083
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	268	244
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,356	1,200
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	1,029	897
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,197	1,076
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,408	1,428
Neighborly Issuer 2023-1
Series 2023-A2-1A, 7.31%, 01/30/28	1,300	1,313
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,257
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29	924	931
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 09/25/39 (d)	929	928

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-M1-NQM3, 6.32%, 08/25/30 (b)	670	677
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (c)	1,014	1,021
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-C-3BP, REMIC, 6.20%, (1 Month Term SOFR + 1.95%), 02/16/27 (b)	553	547
Series 2025-D-3BP, REMIC, 6.75%, (1 Month Term SOFR + 2.50%), 02/16/27 (b)	635	624
NYMT Loan Trust 2024-INV1
Series 2024-A1-INV1, REMIC, 5.38%, 10/25/28 (d)	367	367
Series 2024-A3-INV1, REMIC, 5.83%, 10/25/28 (d)	733	735
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,707	1,450
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (d)	679	682
OBX 2024-NQM14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (b)	715	707
OBX 2025-HE1 Trust
Series 2025-A1-HE1, 6.33%, 02/25/55 (b)	1,297	1,291
Series 2025-M1-HE1, 6.65%, 02/25/55 (b)	244	240
OBX 2025-NQM7 Trust
Series 2025-A3-NQM7, REMIC, 5.86%, 05/25/55 (d)	711	713
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	776	718
Series 2021-D-PARK, REMIC, 5.93%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	260
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	224	214
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	451	418
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	411
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.64%, 07/20/29 (b)	1,053	1,075
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 7.10%, (1 Month Term SOFR + 2.79%), 12/15/26 (b)	697	696
OWN Equipment Fund I LLC
Series 2024-A-2M, 5.70%, 12/20/32	865	874
Series 2024-B-2M, 6.43%, 12/20/32	356	359
PFS Financing Corp.
Series 2025-A-B, 4.85%, 02/15/28	708	717
Pk Alift Loan Funding 6 LP
Series 2025-A-1, 5.37%, 12/15/31	1,583	1,588
Prestige Auto Receivables Trust 2021-1
Series 2021-D-1A, 2.08%, 02/15/28	1,350	1,313
PRM Trust 2025-PRM6
Series 2025-E-PRM6, 6.58%, 07/05/28 (b)	1,565	1,552
RIAL 2022-FL8 D
Series 2022-D-FL8, 9.07%, (1 Month Term SOFR + 4.75%), 01/19/37 (b)	1,000	996
ROCK Trust 2024-CNTR
Series 2024-B-CNTR, REMIC, 5.93%, 11/15/29	800	823
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,689	1,758
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	383
Santander Drive Auto Receivables Trust 2025-1
Series 2025-D-1, 5.43%, 04/16/29	1,939	1,971
SDAL Trust 2025-DAL
Series 2025-C-DAL, REMIC, 8.25%, 04/15/30 (b)	1,087	1,098
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (b)	1,000	1,003
Servicemaster Brands L.L.C.
Series 2021-A2II-1, 3.11%, 07/30/31	959	818
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 05/15/28 (b)	1,380	1,368
Series 2021-D-555, REMIC, 6.83%, (1 Month Term SOFR + 2.51%), 05/15/28 (b)	229	224
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	528
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	180	177
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	124	121
Series 2021-D-2A, 3.23%, 09/20/38	105	103
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	155	158
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	130	134
Series 2023-D-2A, 9.72%, 04/20/40	220	229
Series 2023-D-3A, 9.44%, 09/20/40	417	429
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	363	366
Series 2024-D-1A, 8.02%, 09/20/31	109	111
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	520	523
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-C-3A, 5.32%, 08/20/41	780	779
Series 2024-D-3A, 6.93%, 08/20/41	330	329
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	827	830
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 7.37%, (3 Month Term SOFR + 3.10%), 07/18/37 (b)	2,000	2,008
Sixth Street CLO XIX, Ltd.
Series 2020-D1R-15A, 7.43%, (3 Month Term SOFR + 3.15%), 10/26/37 (b)	500	501
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	818	767
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	349
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,101	1,110
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	4,089	3,489
Subway Funding LLC
Series 2024-A2I-1A, 6.03%, 07/30/29	911	926
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-C-DPM, REMIC, 6.36%, (1 Month Term SOFR + 2.05%), 12/17/29 (b)	375	374
TICP CLO VII, Ltd.
Series 2017-DR-7A, 7.72%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	1,001
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,205	1,145
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	1,169	1,171
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	139	139
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.13%, 04/25/31 (b) (n)	1,195	1,200
Trafigura Securitisation Finance Public Limited Company
Series 2024-A2-1A, 5.98%, 05/15/27 (c)	477	483
Series 2024-B2-1A, 7.29%, 05/15/27 (c)	996	1,009
Trestles CLO III LTD
Series 2020-D1R-3A, 7.42%, (3 Month Term SOFR + 3.15%), 10/20/37 (b)	1,000	1,002
Trinitas CLO Ltd
Series 2021-D-16A, 7.83%, (3 Month Term SOFR + 3.56%), 07/20/34 (b)	1,500	1,501
TRTX 2025-FL6 Issuer, Ltd.
Series 2025-A-FL6, 5.85%, (1 Month Term SOFR + 1.54%), 09/18/42 (b)	1,078	1,079
U.S. Bank National Association
Series 2025-C-SUP1, 6.21%, (SOFR 30-Day Average + 1.90%), 02/25/32 (b)	679	676
Series 2025-D-SUP1, 7.01%, (SOFR 30-Day Average + 2.70%), 02/25/32 (b)	507	505
Series 2023-B-1, 6.79%, 08/25/32	489	494
Uniti Fiber Abs Issuer Llc
Series 2025-B-1A, 6.37%, 04/22/30	944	966

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	3,375	2,947
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,214	1,055
Verus Securitization Trust 2022-4
Series 2022-A1-4, REMIC, 4.47%, 04/25/67 (d)	734	738
Series 2022-A3-4, REMIC, 4.74%, 04/25/67 (b)	637	621
Verus Securitization Trust 2024-4
Series 2024-M1-4, REMIC, 6.70%, 06/25/69 (b)	310	313
Verus Securitization Trust 2024-7
Series 2024-A1-7, REMIC, 5.10%, 09/25/69 (b)	879	876
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (b) (d)	611	608
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (b)	360	367
Verus Securitization Trust 2025-4
Series 2025-A3-4, REMIC, 5.75%, 05/25/70 (d)	654	656
Series 2025-M1-4, REMIC, 6.30%, 05/25/70 (b)	305	307
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	779	785
Series 2024-B-1A, 6.21%, 11/17/31	322	328
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-C-1CHI, REMIC, 6.43%, 07/15/27 (b)	579	584
Series 2024-D-1CHI, REMIC, 6.93%, 07/15/27 (b)	454	458
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	601	554
Westlake Automobile Receivables Trust 2025-1
Series 2025-D-1A, 5.54%, 01/18/28	966	981
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (o)	536	536
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30 (o)	285	265
Series 2025-C-1A, 8.51%, 06/25/30 (o)	1,000	1,000
Ziply Fiber Issuer LLC
Series 2024-C-1A, 11.17%, 03/20/29	1,057	1,135
Total Non-U.S. Government Agency Asset-Backed Securities (cost $197,797)		197,531
INVESTMENT COMPANIES 1.0%
VanEck J. P. Morgan EM Local Currency Bond ETF	423	10,715
Total Investment Companies (cost $10,445)		10,715
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Financials 0.2%
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 02/16/28 (b)	2,437	2,445
Health Care 0.1%
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.48%, (3 Month Term SOFR + 2.00%), 11/15/27 (b)	933	929
Total Senior Floating Rate Instruments (cost $3,346)		3,374
COMMON STOCKS 0.0%
Financials 0.0%
Edcon Holdings Ltd. (e) (o)	14,399	—
Edcon Holdings Ltd. (e) (o)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.20% (p) (q)	13,397	13,397
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.30% (p) (q)	12,752	12,752
Total Short Term Investments (cost $26,149)		26,149
Total Investments 113.3% (cost $1,190,486)		1,194,670
Other Derivative Instruments (0.4)%		(4,523)
Other Assets and Liabilities, Net (12.9)%		(135,888)
Total Net Assets 100.0%		1,054,259

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $147,550.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $166,321 and 15.8% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of June 30, 2025.

(g) Non-income producing security.

(h) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	10,405	264,952	261,960	353	—	—	13,397	1.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	6,851	58,918	53,017	192	—	—	12,752	1.2
	17,256	323,870	314,977	545	—	—	26,149	2.5

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	329	365	—
AA Bond Co Limited, 6.50%, 01/31/26	10/10/24	45	47	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	527	597	0.1
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	05/21/25	346	360	—
Accor, 4.88% (callable at 100, 06/06/30)	05/29/25	349	360	—
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	09/24/24	297	317	—
Air France - KLM, 4.63%, 05/23/29	09/24/24	227	243	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	221	259	—
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	1,928	0.2
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	200	230	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	279	288	—
alstria office AG, 5.50%, 03/20/31	06/11/25	349	359	—
Altice France, 4.13%, 01/15/29	11/10/21	800	769	0.1
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	227	240	—
Apa Infrastructure Limited, 7.13%, 11/09/83	01/16/24	340	387	0.1
Aramark International Finance S.a r.l., 4.38%, 04/15/33	05/21/25	273	284	—
Arena Luxembourg Finance S.a r.l., 1.88%, 02/01/28	09/24/24	192	202	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	226	242	—
Atos SE, 9.00%, 12/18/29	05/21/25	516	558	0.1
Atos SE, 5.00%, 12/18/30	05/21/25	137	145	—
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	537	626	0.1
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	595	649	0.1
B&M European Value Retail S.A., 8.13%, 11/15/30	09/24/24	307	314	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/12/25	236	262	—
Banco do Brasil S.A, 8.75% (callable at 100, 10/15/25)	06/08/21	550	555	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/05/23	830	946	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	236	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	100	105	—
Belden Inc., 3.88%, 03/15/28	09/11/24	217	236	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	252	258	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	172	194	—
Bertrand Franchise Finance, 5.99%, 07/18/30	10/21/24	109	115	—
Bertrand Franchise Finance, 6.50%, 07/18/30	09/26/24	242	250	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	12/05/23	611	661	0.1
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,735	2,740	0.3
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	825	0.1
BP Capital Markets P.L.C., 4.38% (callable at 100, 08/19/31)	04/30/25	111	118	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,040	1,178	0.1
Bubbles BidCo S.p.A., 6.50%, 09/30/31	12/05/24	428	477	0.1
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	282	345	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	239	254	—
Ceconomy AG, 6.25%, 07/15/29	09/24/24	571	614	0.1
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	96	116	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	224	240	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	444	491	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	226	240	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	05/10/22	1,234	1,382	0.1
Constellium SE, 5.38%, 08/15/32	09/24/24	166	173	—
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	120	138	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	27	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	233	—
CPI Property Group, 4.00%, 01/22/28	10/21/24	120	130	—
CPI Property Group, 7.00%, 05/07/29	10/31/24	115	126	—
CPI Property Group, 1.75%, 01/14/30	05/02/24	257	305	—
CPI Property Group, 6.00%, 01/27/32	05/15/25	594	626	0.1
CPUK Mortgage Finance Limited, 4.50%, 08/28/27	05/13/25	338	347	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	178	—
CT Investment GmbH, 6.38%, 04/15/30	05/17/24	218	243	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	151	150	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cullinan Holdco SCSp, 4.63%, 10/15/26	07/04/24	198	203	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	258	286	—
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	369	408	0.1
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	04/14/25	332	351	—
Dufry One B.V., 4.75%, 04/18/31	05/21/25	277	290	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Edcon Holdings Ltd.	02/28/17	95	—	—
Edge Finco PLC, 8.13%, 08/15/31	12/05/24	339	371	0.1
EDP, S.A., 4.75%, 05/29/54	05/13/25	345	361	—
EDP, S.A., 4.63%, 09/16/54	04/01/25	217	238	—
EDP, S.A., 5.94%, 04/23/83	08/05/24	226	250	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	1,168	1,371	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	445	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	683	777	0.1
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	327	370	—
Elior Group, 5.63%, 03/15/30	05/13/25	335	354	—
Elo, 6.00%, 03/22/29	05/29/25	329	328	—
EMRLD Borrower LP, 6.38%, 12/15/30	05/21/25	237	247	—
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	01/04/24	509	571	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	326	393	0.1
Engineering S.R.L., 11.13%, 05/15/28	03/17/25	230	249	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	06/24/24	565	615	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	422	468	0.1
ESR Group Limited, 1.38%, 05/24/30	06/05/24	208	243	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	555	601	0.1
Eutelsat SA, 2.25%, 07/13/27	03/04/25	298	343	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/09/24	324	338	—
Fiber Midco S.p.A., 10.00%, 06/15/29	03/17/25	139	135	—
Flora Food Management B.V., 6.88%, 07/02/29	09/16/24	726	789	0.1
Flos B&b Italia S.P.A., 5.85%, 12/15/29	03/20/25	193	201	—
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	09/24/24	194	207	—
FNAC Darty, 6.00%, 04/01/29	05/17/24	225	246	—
Food Service Project SL, 5.50%, 01/21/27	09/26/24	123	130	—
Forvia, 2.38%, 06/15/27	11/03/21	174	171	—
Forvia, 5.63%, 06/15/30	05/21/25	301	312	—
Forvia, 5.50%, 06/15/31	04/30/24	195	209	—
Fressnapf Holding SE, 5.25%, 10/31/31	05/15/25	462	475	0.1
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,485	1,415	0.1
Globalworth Real Estate Investments Limited, 6.25%, 03/31/29	05/29/25	381	393	0.1
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	254	249	—
Goldstory, 6.75%, 02/01/30	05/13/24	154	171	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	182	225	—
Grifols, S.A., 7.50%, 05/01/30	10/17/24	801	858	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	515	554	0.1
Grupo Antolin-Irausa SA, 3.50%, 04/30/28	09/16/24	90	77	—
Guala Closures S.p.A., 3.25%, 06/15/28	11/04/24	239	263	—
Heimstaden AB, 8.38%, 01/29/30	03/17/25	502	557	0.1
Heimstaden Bostad AB, 2.63% (callable at 100, 02/01/27)	10/29/24	96	112	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	66	110	—
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	05/20/25	451	475	0.1
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	293	366	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	12/09/24	413	455	0.1
HT Troplast GmbH, 9.38%, 07/15/28	06/04/24	119	136	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/31/24	470	511	0.1
Iliad Holding, 5.63%, 10/15/28	08/16/22	1,004	1,110	0.1
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	05/21/25	209	211	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	279	310	—
Kapla Holding, 5.47%, 07/31/30	04/17/24	107	118	—
Kier Group PLC, 9.00%, 02/15/29	12/09/24	286	312	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	05/21/25	204	213	—
Kronos International, Inc., 9.50%, 03/15/29	02/22/24	477	505	0.1
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,219	1,423	0.1
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	207	220	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	178	94	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	391	412	0.1
Manuchar, 7.25%, 06/30/27	05/29/25	390	407	0.1
Market Bidco Finco PLC, 5.50%, 11/04/27	05/21/25	275	282	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	11/30/23	349	412	0.1
Monitchem Holdco 3 S.A., 8.75%, 05/01/28	02/14/25	303	332	—
Motel One GmbH, 7.75%, 04/02/31	07/09/24	224	252	—
Motion Finco S.a r.l., 7.38%, 06/15/30	11/01/24	196	198	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/21/25	236	247	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	328	370	0.1
Nexans, 4.25%, 03/11/30	01/15/25	208	243	—
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	403	0.1
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	02/05/25	582	625	0.1
Ocado Group PLC, 10.50%, 08/08/29	09/24/24	146	146	—
Odido Group Holding B.V., 5.50%, 01/15/30	03/30/23	115	141	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	11/01/24	277	302	—
Olympus Water US Holding Corporation, 9.63%, 11/15/28	09/11/23	447	493	0.1
Ontex Group, 5.25%, 04/15/30	05/21/25	273	282	—
Optics BidCo S.p.A., 6.88%, 02/15/28	05/22/24	474	502	0.1
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/17/24	660	699	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	330	359	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	05/13/25	333	355	—
PCF GmbH, 4.75%, 04/15/29	03/17/25	191	194	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	294	290	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/26	03/25/15	1,258	626	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	114	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	60	—
Petroleos Mexicanos, 4.75%, 02/26/29	10/16/24	240	263	—
PLT VII Finance S.a r.l., 6.00%, 06/15/31	09/16/24	227	239	—
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	354	400	0.1
Progroup AG, 5.38%, 04/15/31	05/17/24	663	712	0.1
Proximus, 4.75% (callable at 100, 07/02/31)	05/13/25	334	352	—
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	111	135	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	03/20/25	205	221	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	03/25/15	514	277	—
Roquette Freres, 5.49% (callable at 100, 11/25/29)	03/20/25	219	238	—
Rossini S.a r.l., 6.23%, 12/31/29	11/01/24	229	250	—
Sammontana Italia S.P.A., 6.03%, 10/15/31	12/09/24	232	258	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	05/21/25	206	214	—
Schaeffler AG, 4.75%, 08/14/29	04/14/25	112	119	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	879	941	0.1
Snf Group, 4.50%, 03/15/32	05/21/25	273	284	—
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	475	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	228	—
Synthomer PLC, 7.38%, 05/02/29	06/25/24	216	233	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	03/04/25	568	591	0.1
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	279	311	—
Telecom Italia S.p.A., 2.38%, 10/12/27	09/15/22	232	295	—
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	395	448	0.1
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	230	—
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	05/15/25	231	244	—
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	05/21/25	475	504	0.1
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	340	388	0.1
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	225	258	—
Tereos Finance Groupe I, 5.75%, 04/30/31	02/25/25	143	158	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	183	177	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	260	277	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	918	1,066	0.1
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	472	559	0.1
TotalEnergies SE, 4.50% (callable at 100, 08/19/34)	04/30/25	335	352	—
TUI Cruises GmbH, 5.00%, 05/15/30	05/21/25	171	178	—
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	304	327	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,069	1,066	0.1
UGI International, LLC, 2.50%, 12/01/29	05/08/24	157	176	—
United Group B.V., 4.63%, 08/15/28	07/04/23	172	210	—
United Group B.V., 5.25%, 02/01/30	11/01/24	493	546	0.1
United Group B.V., 6.75%, 02/15/31	04/18/24	216	241	—
UPCB Finance VII Limited, 3.63%, 06/15/29	09/25/24	747	806	0.1
Valeo, 5.88%, 04/12/29	02/21/24	226	250	—
Valeo, 4.50%, 04/11/30	04/08/25	555	586	0.1
Vattenfall AB, 6.88%, 08/17/83	12/11/23	379	420	0.1
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	07/09/24	526	562	0.1
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	570	629	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	534	578	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	811	913	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	957	1,086	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	1,057	1,050	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	653	736	0.1
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	362	411	0.1
Vodafone Group Public Limited Company, 3.00%, 08/27/80	05/21/25	297	310	—
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	571	642	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	579	0.1
Waga Bondco Limited, 8.50%, 06/15/30	03/14/25	191	201	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	10/11/23	275	331	—
Zegona Finance PLC, 6.75%, 07/15/29	12/09/24	285	320	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	05/21/25	450	461	0.1
ZF Friedrichshafen AG, 3.00%, 10/23/29	09/02/22	689	712	0.1
Ziggo B.V., 2.88%, 01/15/30	05/19/25	140	149	—
Ziggo Bond Company B.V., 3.38%, 02/28/30	10/31/24	131	136	—
Ziggo Bond Company B.V., 6.13%, 11/15/32	01/30/25	141	149	—
		80,501	85,276	8.1

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	8	September 2025	EUR	945	1	(4)
Euro Schatz	70	September 2025	EUR	7,519	3	(13)
Italy Government BTP Bond	1	September 2025	EUR	121	—	—
United States 10 Year Note	330	September 2025		36,429	103	572
United States 10 Year Ultra Bond	256	September 2025		28,805	169	446
United States 2 Year Note	4	October 2025		832	(1)	—
United States 5 Year Note	45	October 2025		4,885	6	20
					281	1,021
Short Contracts
Euro Bund	(5)	September 2025	EUR	(655)	—	4
Euro Buxl 30 Year Bond	(1)	September 2025	EUR	(120)	—	2
Euro OAT	(2)	September 2025	EUR	(249)	—	2
Long Gilt	(1)	September 2025	GBP	(92)	—	(1)
United States Long Bond	(381)	September 2025		(42,773)	(381)	(1,220)
United States Ultra Bond	(98)	September 2025		(11,276)	(132)	(398)
					(513)	(1,611)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	13.58	(A)	01/02/31	BRL	8,443	12	23
BRAZIBOR (A)	Paying	13.62	(A)	01/02/31	BRL	9,933	15	29
BRAZIBOR (A)	Paying	13.65	(A)	01/02/31	BRL	9,950	15	31
U.S. CPURNSA (A)	Receiving	2.47	(A)	12/02/29		1,535	—	6
U.S. CPURNSA (A)	Paying	2.58	(A)	12/02/26		3,700	—	(22)
							42	67

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	SCB	08/04/25	BRL	6,146	1,122	19
CAD/USD	GSC	07/16/25	CAD	510	375	14
CLP/USD	CIT	07/18/25	CLP	605,149	650	5
CLP/USD	GSC	07/18/25	CLP	404,739	434	(1)
CLP/USD	GSC	07/18/25	CLP	393,779	423	4
CLP/USD	JPM	07/18/25	CLP	575,387	618	5
CZK/EUR	CIT	08/05/25	EUR	(23)	(28)	—
EUR/CZK	GSC	08/05/25	CZK	(23,006)	(1,097)	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/PLN	CIT	08/05/25	PLN	(2,287)	(634)	(5)
EUR/USD	CIT	07/03/25	EUR	184	217	7
EUR/USD	GSC	07/03/25	EUR	234	275	9
EUR/USD	JPM	07/03/25	EUR	441	519	9
EUR/USD	CIT	07/16/25	EUR	948	1,117	35
EUR/USD	GSC	07/16/25	EUR	10,312	12,159	571
EUR/USD	JPM	08/05/25	EUR	510	602	13
GBP/EUR	CIT	07/16/25	EUR	(1,337)	(1,576)	(26)
HUF/EUR	GSC	08/05/25	EUR	(255)	(301)	1
HUF/EUR	JPM	08/05/25	EUR	(616)	(727)	3
HUF/EUR	SCB	08/05/25	EUR	(236)	(279)	2
IDR/USD	CIT	09/17/25	IDR	16,954,779	1,041	2
IDR/USD	GSC	09/17/25	IDR	916,294	56	—
INR/USD	CIT	09/17/25	INR	53,771	625	(2)
JPY/USD	SSB	07/16/25	JPY	525,975	3,659	46
KRW/USD	CIT	09/17/25	KRW	860,019	640	10
KZT/USD	GSC	09/17/25	KZT	56,308	106	(1)
KZT/USD	GSC	09/17/25	KZT	78,260	147	—
KZT/USD	JPM	09/17/25	KZT	346,102	650	7
KZT/USD	GSC	11/13/25	KZT	108,298	200	—
KZT/USD	SCB	11/13/25	KZT	108,298	200	1
MXN/USD	CIT	07/16/25	MXN	5,168	275	28
MYR/USD	SSB	07/16/25	MYR	4,320	1,026	11
PHP/USD	CIT	09/17/25	PHP	37,175	659	1
PLN/EUR	GSC	08/05/25	EUR	(790)	(933)	—
PLN/EUR	SCB	08/05/25	EUR	(600)	(708)	5
RON/EUR	JPM	07/31/25	EUR	(579)	(684)	—
RON/EUR	GSC	10/06/25	EUR	(186)	(220)	—
TRY/USD	CIT	05/22/26	TRY	64,223	1,238	48
TWD/USD	JPM	07/09/25	TWD	19,070	653	5
USD/AUD	CIT	07/16/25	AUD	(53)	(35)	(3)
USD/CLP	JPM	07/18/25	CLP	(970,968)	(1,042)	(9)
USD/COP	CIT	08/05/25	COP	(2,862,501)	(697)	(21)
USD/EUR	CIT	07/03/25	EUR	(349)	(411)	(15)
USD/EUR	JPM	07/03/25	EUR	(510)	(601)	(12)
USD/EUR	CIT	07/16/25	EUR	(50,658)	(59,733)	(3,700)
USD/EUR	CIT	08/05/25	EUR	(235)	(278)	(1)
USD/EUR	GSC	08/05/25	EUR	(197)	(233)	(2)
USD/EUR	JPM	09/17/25	EUR	(5,300)	(6,276)	(192)
USD/EUR	SSB	09/17/25	EUR	(5,300)	(6,276)	(192)
USD/GBP	CIT	07/16/25	GBP	(5,897)	(8,095)	(575)
USD/GBP	SSB	09/17/25	GBP	(5,800)	(7,965)	(191)
USD/HUF	GSC	07/16/25	HUF	(733,243)	(2,160)	(206)
USD/IDR	JPM	09/17/25	IDR	(6,723,966)	(413)	—
USD/INR	CIT	09/17/25	INR	(53,770)	(625)	1
USD/JPY	JPM	07/16/25	JPY	(98,970)	(688)	(3)
USD/KRW	JPM	09/17/25	KRW	(860,019)	(640)	(11)
USD/KZT	CIT	09/17/25	KZT	(131,974)	(248)	(5)
USD/MXN	GSC	07/16/25	MXN	(44,790)	(2,383)	(211)
USD/MXN	JPM	08/05/25	MXN	(13,094)	(695)	(10)
USD/PEN	SCB	08/05/25	PEN	(174)	(49)	(1)
USD/SGD	CIT	09/17/25	SGD	(824)	(652)	(7)
USD/TWD	CIT	07/09/25	TWD	(13,400)	(459)	(53)
USD/TWD	JPM	07/09/25	TWD	(5,676)	(194)	(4)
USD/ZAR	CIT	07/16/25	ZAR	(36,387)	(2,053)	(200)
USD/ZAR	GSC	08/12/25	ZAR	(28,839)	(1,624)	(30)
USD/ZAR	SSB	08/12/25	ZAR	(11,226)	(632)	(15)
ZAR/USD	CIT	08/12/25	ZAR	44,675	2,516	43
ZAR/USD	GSC	08/12/25	ZAR	11,463	645	2
ZAR/USD	JPM	08/12/25	ZAR	1,479	83	1
					(79,414)	(4,798)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR +0.30% (A)	GSC	07/17/25	8,668	—	120
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR +0.40% (M)	GSC	09/11/25	10,817	—	130
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	SOFR -0.45% (Q)	JPM	08/23/25	6,857	—	215
					—	465

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	575,007	—	575,007
Corporate Bonds And Notes	—	381,894	—	381,894
Non-U.S. Government Agency Asset-Backed Securities	—	195,730	1,801	197,531
Investment Companies	10,715	—	—	10,715
Senior Floating Rate Instruments	—	3,374	—	3,374
Common Stocks	—	—	—	—
Short Term Investments	26,149	—	—	26,149
	36,864	1,156,005	1,801	1,194,670
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,046	—	—	1,046
Centrally Cleared Interest Rate Swap Agreements	—	89	—	89
Open Forward Foreign Currency Contracts	—	908	—	908
OTC Total Return Swap Agreements	—	465	—	465
	1,046	1,462	—	2,508
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,636)	—	—	(1,636)
Centrally Cleared Interest Rate Swap Agreements	—	(22)	—	(22)
Open Forward Foreign Currency Contracts	—	(5,706)	—	(5,706)
	(1,636)	(5,728)	—	(7,364)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.3%
Financials 29.7%
American International Group, Inc.	756	64,725
AON Public Limited Company - Class A	190	67,657
Assurant, Inc.	435	86,007
Bank of America Corporation	2,084	98,608
Berkshire Hathaway Inc. - Class B (a)	244	118,765
Capital One Financial Corporation	367	78,172
Charles Schwab Corporation, The	455	41,556
CME Group Inc. - Class A	79	21,644
First Horizon Corporation	2,298	48,716
Goldman Sachs Group, Inc., The	92	65,303
Intercontinental Exchange, Inc.	196	35,909
JPMorgan Chase & Co.	532	154,152
MetLife, Inc.	406	32,622
Morgan Stanley	153	21,595
RenaissanceRe Holdings Ltd	100	24,329
Voya Financial, Inc.	452	32,063
		991,823
Industrials 14.7%
3M Company	111	16,860
AMETEK, Inc.	214	38,764
Carlisle Companies Incorporated	86	31,967
CSX Corporation	1,988	64,861
Delta Air Lines, Inc.	516	25,371
Ferguson Enterprises Inc.	174	37,819
GE Vernova Inc.	34	17,749
Honeywell International Inc.	107	24,947
Howmet Aerospace Inc.	138	25,755
Hubbell Incorporated	178	72,857
Johnson Controls International Public Limited Company	287	30,313
L3Harris Technologies, Inc.	406	101,829
		489,092
Health Care 14.1%
Alcon AG (b)	527	46,554
Baxter International Inc.	977	29,586
Bristol-Myers Squibb Company	502	23,217
Danaher Corporation	290	57,233
Gilead Sciences, Inc.	155	17,242
Johnson & Johnson	714	109,067
Labcorp Holdings Inc.	149	39,102
Medtronic, Inc.	1,027	89,549
UnitedHealth Group Incorporated	183	57,011
		468,561
Information Technology 9.0%
Applied Materials, Inc.	222	40,692
Cisco Systems, Inc.	1,920	133,211
Dolby Laboratories, Inc. - Class A	584	43,391
International Business Machines Corporation	129	38,147
TE Connectivity Public Limited Company	257	43,295
		298,736
Energy 8.6%
Diamondback Energy, Inc.	204	28,000
EQT Corporation	587	34,235
Exxon Mobil Corporation	630	67,905
Hess Corporation	119	16,480
Marathon Petroleum Corporation	335	55,613
Permian Resources Corporation - Class A	2,129	28,999
Phillips 66	468	55,849
		287,081
Materials 7.2%
CRH Public Limited Company	732	67,213
Crown Holdings, Inc.	323	33,255
Freeport-McMoRan Inc.	986	42,757
International Paper Company	1,439	67,403
Mosaic Company, The	85	3,093
Newmont Corporation	454	26,429
		240,150
Communication Services 5.5%
AT&T Inc.	3,810	110,262
Omnicom Group Inc.	286	20,581
Walt Disney Company, The	419	51,977
		182,820
Consumer Discretionary 3.8%
Ford Motor Company	1,536	16,666
Las Vegas Sands Corp.	991	43,126
Royal Caribbean Cruises Ltd.	214	67,120
		126,912
Consumer Staples 2.0%
Estee Lauder Companies Inc., The - Class A	67	5,387
Kenvue Inc.	672	14,074
Philip Morris International Inc.	266	48,427
		67,888
Utilities 1.7%
Constellation Energy Group, Inc.	81	26,044
Dominion Energy, Inc.	557	31,460
		57,504
Real Estate 1.0%
Weyerhaeuser Company	1,333	34,246
Total Common Stocks (cost $2,897,396)		3,244,813
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	72,002	72,002
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	880	880
Total Short Term Investments (cost $72,882)		72,882
Total Investments 99.5% (cost $2,970,278)		3,317,695
Other Assets and Liabilities, Net 0.5%		16,830
Total Net Assets 100.0%		3,334,525

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	69,370	376,887	374,255	1,407	—	—	72,002	2.2
JNL Government Money Market Fund, 4.30% - Class SL	10,463	80,934	90,517	81	—	—	880	—
	79,833	457,821	464,772	1,488	—	—	72,882	2.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	3,244,813	—	—	3,244,813
Short Term Investments	72,882	—	—	72,882
	3,317,695	—	—	3,317,695

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 90.8%
Mortgage-Backed Securities 63.8%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 02/01/52	19,867	18,694
3.50%, 06/01/48	99	90
3.00%, 05/01/52	1,146	992
5.50%, 01/01/53 - 10/01/53	7,592	7,607
6.00%, 02/01/53	43,991	44,895
4.50%, 05/01/53 - 06/01/53	975	935
5.00%, 08/01/54	381	374
6.50%, 09/01/54	147	152
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	33,120	31,177
3.50%, 03/01/48 - 02/01/50	3,543	3,245
3.00%, 03/01/50 - 05/01/52	4,546	3,982
5.50%, 11/01/52 - 10/01/53	28,550	28,616
4.50%, 04/01/53 - 05/01/53	517	495
6.00%, 09/01/53	241	246
6.50%, 10/01/53 - 01/01/54	21,003	21,697
TBA, 3.00%, 07/15/55 (a)	20,000	17,294
TBA, 3.50%, 07/15/55 - 08/15/55 (a)	26,950	24,255
TBA, 4.00%, 07/15/55 - 08/15/55 (a)	41,000	38,111
TBA, 5.50%, 07/15/55 - 08/15/55 (a)	126,575	126,476
TBA, 4.50%, 08/15/55 (a)	15,300	14,626
TBA, 5.00%, 08/15/55 (a)	140,425	137,540
TBA, 6.00%, 08/15/55 (a)	182,925	185,733
TBA, 6.50%, 08/15/55 (a)	234,000	241,203
TBA, 7.00%, 08/15/55 - 09/15/55 (a)	17,300	18,134
Government National Mortgage Association
TBA, 3.50%, 07/15/55 (a)	15,970	14,497
TBA, 4.50%, 07/15/55 (a)	14,400	13,777
TBA, 5.50%, 07/15/55 (a)	3,000	3,003
TBA, 3.00%, 08/15/55 (a)	4,000	3,534
TBA, 4.00%, 08/15/55 (a)	9,900	9,198
TBA, 5.00%, 08/15/55 (a)	4,500	4,416
		1,014,994
U.S. Treasury Inflation Indexed Securities 9.0%
Treasury, United States Department of
0.13%, 07/15/26 - 07/15/31 (b)	20,062	19,349
0.38%, 01/15/27 - 07/15/27 (b)	1,229	1,212
0.75%, 07/15/28 (b) (c)	3,362	3,320
0.88%, 01/15/29 - 02/15/47 (b)	13,564	12,515
0.25%, 07/15/29 - 02/15/50 (b)	20,683	18,567
0.63%, 07/15/32 - 02/15/43 (b)	13,006	12,046
1.38%, 07/15/33 - 02/15/44 (b)	30,232	29,269
1.75%, 01/15/34 (b)	3,131	3,103
1.88%, 07/15/34 (b)	26,070	26,097
2.13%, 02/15/40 - 02/15/41 (b)	590	579
0.75%, 02/15/42 - 02/15/45 (b)	3,906	2,872
1.00%, 02/15/46 - 02/15/49 (b)	14,850	10,843
1.50%, 02/15/53 (b)	3,885	3,074
		142,846
U.S. Treasury Note 6.9%
Treasury, United States Department of
2.63%, 01/31/26 (c)	10,300	10,204
4.50%, 03/31/26 - 04/15/27	67,400	67,909
0.50%, 10/31/27 (c)	100	93
0.63%, 11/30/27	770	716
0.63%, 12/31/27 (c)	330	306
0.75%, 01/31/28 (c)	210	195
2.38%, 03/31/29 (c)	11,900	11,338
2.75%, 08/15/32	19,800	18,265
		109,026
Sovereign 6.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (d)	10,072	3,091
6.95%, 08/12/31, PEN (e)	24,000	7,365
6.15%, 08/12/32, PEN	4,571	1,337
6.15%, 08/12/32, PEN (d)	6,434	1,874
7.30%, 08/12/33, PEN	8,800	2,720
5.40%, 08/12/34, PEN	1,100	295
5.40%, 08/12/34, PEN (d)	502	134
5.40%, 08/12/34, PEN (e)	2,400	639
6.90%, 08/12/37, PEN (d)	3,314	947
7.60%, 08/12/39, PEN	1,000	303
5.35%, 08/12/40, PEN	400	98
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 03/01/29 - 05/31/29, MXN	104,800	5,571
7.75%, 05/29/31 - 11/23/34, MXN	86,500	4,297
5.85%, 07/02/32	700	709
7.50%, 05/26/33, MXN	4,100	199
Ministry of Finance
5.63%, 02/19/35	2,600	2,637
3.80%, 05/13/60 (e)	2,034	1,312
Ministry of Finance of the Russian Federation
0.00%, 03/31/30 (e) (f) (g)	199	129
0.00%, 04/04/42 - 09/16/43 (e) (f) (g)	3,400	2,296
0.00%, 04/04/42 - 09/16/43 (d) (e) (f) (g)	3,000	2,025
0.00%, 06/23/47 (e) (f) (g) (h)	5,400	—
0.00%, 06/23/47 (d) (e) (f) (g) (h)	400	—
Presidencia De La Nacion
1.00%, 07/09/29	507	427
0.75%, 07/09/30 (i)	4,894	3,802
4.13%, 07/09/35 - 07/09/46 (i)	4,461	3,007
5.00%, 01/09/38 (i)	3,720	2,673
3.50%, 07/09/41 (i)	4,210	2,642
Republica Bolivariana de Venezuela
0.00%, 05/07/28 - 12/09/49 (e) (f) (g)	5,970	992
Romania, Government of
5.38%, 03/22/31, EUR (d)	1,420	1,677
5.13%, 09/24/31, EUR (d)	2,900	3,367
5.88%, 07/11/32, EUR (d)	3,900	4,631
6.25%, 09/10/34, EUR (d)	2,800	3,324
5.63%, 02/22/36 - 05/30/37, EUR (d)	2,540	2,822
South Africa, Parliament of
10.50%, 12/21/26, ZAR	129,700	7,600
8.00%, 01/31/30, ZAR	12,600	700
7.00%, 02/28/31, ZAR	68,100	3,538
8.88%, 02/28/35, ZAR	119,900	6,323
8.50%, 01/31/37, ZAR	37,800	1,857
9.00%, 01/31/40, ZAR	8,600	420
The Arab Republic of Egypt
21.95%, 03/04/28, EGP	208,400	4,084
Turkiye Cumhuriyeti Basbakanlik
49.36%, 05/20/26 - 05/17/28, TRY	117,900	2,876
48.64%, 09/06/28, TRY	7,500	180
6.13%, 10/24/28	600	601
7.63%, 04/26/29	1,330	1,389
5.25%, 03/13/30	3,400	3,230
5.75%, 05/11/47	800	599
		100,739
U.S. Treasury Bond 2.9%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,481
3.00%, 08/15/48	30	22
4.63%, 05/15/54	22,300	21,662
4.25%, 08/15/54	3,000	2,740
4.50%, 11/15/54	17,400	16,587
		45,492
Treasury Inflation Indexed Securities 1.9%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (j)	215,667	11,257
4.00%, 11/30/28 - 08/24/34, MXN (j)	317,421	16,538
2.75%, 11/27/31, MXN (j)	65,542	3,090
		30,885
Municipal 0.0%
New York, City of
6.29%, 02/01/45	140	147
6.39%, 02/01/55	370	385
		532
Total Government And Agency Obligations (cost $1,457,855)		1,444,514

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 38.6%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 4.70%, (1 Month Term SOFR + 0.37%), 09/25/36 (i) (k)	1,817	1,802
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 2.51%, (1 Month Term SOFR + 0.80%), 08/25/35 (i) (k) (l)	5,526	4,730
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.07%, (1 Month Term SOFR + 1.13%), 04/25/34 (i) (k) (l)	3,663	3,536
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 5.07%, (1 Month Term SOFR + 0.75%), 03/25/30 (k)	1,000	941
Alba 2006-2 PLC
Series 2006-D-2, 4.80%, (SONIA + 0.58%), 12/15/38, GBP (e) (k)	749	955
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,703	1,690
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 5.02%, (1 Month Term SOFR + 2.14%), 07/25/35 (i) (k) (l)	1,657	1,617
Series 2005-A3-38, REMIC, 5.04%, (1 Month Term SOFR + 0.81%), 09/25/35 (i) (k) (l)	185	164
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	604	446
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 4.20%, (1 Month Term SOFR + 0.81%), 10/25/35 (i) (k) (l)	6,492	5,618
Series 2005-1A1-59, REMIC, 3.73%, (1 Month Term SOFR + 0.77%), 11/20/35 (i) (k) (l)	1,234	1,155
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 4.62%, (1 Month Term SOFR + 0.67%), 02/25/36 (i) (k) (l)	613	525
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.15%, (1 Month Term SOFR + 0.31%), 12/20/46 (i) (k)	1,222	1,107
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,719
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,499	1,460
Series 2015-AA-2, 3.60%, 09/22/27	402	388
Ameriquest Mortgage Securities Inc.
Series 2005-M5-R10, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 11/25/35 (i) (k)	4,660	4,272
Anchorage Credit Funding 11, Ltd.
Series 2020-A-11A, 3.40%, 04/25/38	3,450	3,359
Anchorage Credit Funding 12, Ltd.
Series 2020-A1-12A, 3.18%, 10/25/38	1,000	962
Anchorage Credit Funding 13, Ltd.
Series 2021-A1-13A, 2.88%, 07/27/39	1,000	944
Anchorage Credit Funding 14, Ltd.
Series 2021-A-14A, 3.00%, 01/23/40	1,000	941
Anchorage Credit Funding 2 Ltd
Series 2015-ARV-2A, 3.93%, 04/25/38	2,300	2,259
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 4.94%, (3 Month Term SOFR + 0.71%), 10/11/42 (d) (k)	5,871	5,315
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-A-5A, 6.12%, 04/20/26	400	403
Series 2023-A-3A, 5.44%, 02/20/27	150	152
Series 2023-A-5A, 5.78%, 04/20/27	320	326
Series 2024-A-2A, 5.13%, 10/20/27	790	800
Avon Finance No.4 PLC
Series A-4A, 5.26%, (SONIA + 0.90%), 12/28/49, GBP (d) (i) (k)	6,191	8,516
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 5.34%, (3 Month Term SOFR + 1.06%), 07/24/34 (k)	6,400	6,409
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 4.32%, (1 Month Term SOFR + 0.79%), 02/20/35 (i) (k) (l)	2,377	2,289
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	65	64
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 4.11%, 04/26/37 (k)	3,485	1,576
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 4.77%, (1 Month Term SOFR + 0.65%), 10/25/35 (i) (k) (l)	489	483
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 5.41%, (1 Month Term SOFR + 1.09%), 12/25/34 (i) (k)	2,897	2,902
BHG Securitization Trust 2025-1CON
Series 2025-A-1CON, 4.82%, 04/17/36	4,297	4,295
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 3.00%, 12/15/29 (k) (l)	6,296	402
BridgeCrest Lending Auto Securitization Trust 2024-4
Series 2024-A2-4, 4.84%, 11/17/25	4,234	4,236
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 6.07%, (1 Month Term SOFR + 1.76%), 10/15/36 (k)	2,200	2,197
Series 2021-D-ARIA, REMIC, 6.32%, (1 Month Term SOFR + 2.01%), 10/15/36 (k)	2,400	2,395
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 11/17/36 (k)	773	772
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 2.56%, (1 Month Term SOFR + 0.35%), 07/25/36 (i) (k) (l)	7,130	6,288
Carval
Series 2018-AR-1A, 5.49%, (3 Month Term SOFR + 1.23%), 07/16/31 (k)	11,423	11,434
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	5,218	5,244
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.56%, (3 Month Term SOFR + 1.28%), 04/17/31 (k)	545	545
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 2.72%, (1 Month Term SOFR + 0.41%), 10/25/36 (i) (k) (l)	4,614	3,891
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.39%, (1 Month Term SOFR + 0.39%), 01/25/35 (d) (i) (k)	89	85
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,186	510
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	5,171	5,169
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,428
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,491	1,482
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 5.14%, (1 Month Term SOFR + 0.82%), 11/25/36 (i) (k)	2,459	2,555
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 6.51%, 11/25/37 (k)	2,340	2,137
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (i) (k)	2,933	2,952
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,452	2,144
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,847	801
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	94	94
Series 2023-C-B, 6.04%, 07/16/29	300	303
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.62%, 03/25/68 (i) (k) (l)	4,817	4,853
CSMC 2021-RPL3 Trust
Series 2021-M1-RPL3, REMIC, 3.38%, 01/25/60	1,000	820
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.36%, 08/26/36 (k)	487	476

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	458	213
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.34%, 06/26/36 (k)	1,647	1,299
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 3.88%, (1 Month Term SOFR + 0.34%), 09/25/35 (i) (k) (l)	13,244	12,023
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 4.28%, (1 Month Term SOFR + 0.25%), 05/25/35 (i) (k) (l)	555	539
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 3.45%, (1 Month Term SOFR + 0.37%), 11/25/36 (i) (k) (l)	9,842	7,896
CWABS, Inc.
Series 2004-M6-BC5, REMIC, 5.60%, (1 Month Term SOFR + 1.76%), 07/25/34 (i) (k) (l)	3,733	3,701
Series 2004-M1-SD3, REMIC, 5.71%, (1 Month Term SOFR + 1.39%), 07/25/34 (i) (k)	72	72
Series 2004-M4-AB2, REMIC, 4.14%, (1 Month Term SOFR + 1.39%), 11/25/34 (i) (k) (l)	2,450	2,105
Series 2005-MV6-7, REMIC, 4.59%, (1 Month Term SOFR + 1.31%), 08/25/35 (i) (k) (l)	4,000	3,739
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 4.52%, (1 Month Term SOFR + 0.51%), 04/25/46 (i) (k) (l)	2,109	1,801
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 5.78%, (1 Month Term SOFR + 1.46%), 11/25/35 (k)	5,292	2,309
Diameter Credit Funding II Ltd
Series 2019-A-2A, 3.94%, 01/25/38	950	935
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 4.18%, (1 Month Term SOFR + 0.83%), 01/19/45 (i) (k) (l)	998	903
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (k)	35	35
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (i)	9,307	9,450
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 3.58%, (1 Month Term SOFR + 2.21%), 05/25/37 (i) (k) (l)	28,000	23,997
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.76%, (1 Month Term SOFR + 1.09%), 01/25/36 (i) (k) (l)	5,905	5,380
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 4.89%, (SONIA + 0.67%), 06/13/45, GBP (e) (k)	11,954	14,409
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 5.04%, (SONIA + 0.82%), 09/13/45, GBP (e) (k)	17	23
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (k)	11,065	11,068
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 4.22%, (1 Month Term SOFR + 0.43%), 10/25/36 (i) (k) (l)	6,434	4,099
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 2.24%, (1 Month Term SOFR + 0.25%), 01/25/37 (i) (k) (l)	12,926	6,496
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 3.02%, (1 Month Term SOFR + 0.80%), 10/25/35 (i) (k) (l)	17,565	14,638
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	3,874	3,878
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.21%, (1 Month Term SOFR + 0.65%), 03/25/36 (i) (k) (l)	3,557	1,678
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 2.36%, 04/28/37 (k)	23,904	5,702
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 4.58%, (1 Month Term SOFR + 0.51%), 06/25/34 (k) (l)	3,133	2,815
Series 2004-M2-10, REMIC, 4.29%, 08/25/34 (i) (k) (l)	2,993	2,750
HarborView Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 2.10%, (1 Month Term SOFR + 0.51%), 07/21/36 (i) (k) (l)	4,287	2,129
Harley Marine Financing LLC
Series 2023-A1-1, 9.25%, 12/15/27	75	76
Series 2023-A2-1, 9.75%, 12/15/27	76	76
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 6.35%, (3 Month Term SOFR + 2.02%), 05/23/39 (k)	8,909	8,865
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 5.22%, (1 Month Term SOFR + 0.89%), 10/25/34 (i) (k)	882	871
Honda Auto Receivables 2024-4 Owner Trust
Series 2024-A2-4, 4.56%, 04/15/26	6,582	6,582
Series 2024-A3-4, 4.33%, 01/18/28	7,900	7,910
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.42%, 06/25/36 (k)	2,083	1,376
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 4.83%, (1 Month Term SOFR + 0.51%), 05/25/35 (k)	848	518
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 4.71%, (1 Month Term SOFR + 0.65%), 05/25/36 (i) (k) (l)	872	747
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 4.94%, (1 Month Term SOFR + 0.43%), 10/25/36 (i) (k) (l)	806	736
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-A-2NU, REMIC, 1.97%, 01/07/28	7,390	6,685
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/25/35 (k)	4,750	4,648
J.P. Morgan Mortgage Trust 2022-DCS1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (k)	3,914	3,843
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (k)	4,173	4,205
J.P. Morgan Seasoned Mortgage Trust 2024-1
Series 2024-A3-1, REMIC, 4.45%, 04/25/46 (k) (l)	953	917
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (k)	2,600	2,553
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 2.94%, (1 Month EURIBOR + 2.00%), 09/25/62, EUR (e) (i) (k)	7,466	8,791
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 6.33%, (1 Month Term SOFR + 0.61%), 08/25/47 (i) (k) (l)	1,933	1,829
Lugo Funding Designated Activity Company
Series 2024-A-1A, 3.04%, (3 Month EURIBOR + 1.00%), 05/26/66, EUR (d) (i) (k)	13,006	15,284
Magnetite XXV, Limited
Series 2020-A-25A, 5.74%, (3 Month Term SOFR + 1.46%), 01/26/32 (k)	2,108	2,108
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 5.54%, (SONIA + 1.22%), 10/15/48, GBP (e) (k)	2,999	3,953
Marathon CLO XIII Ltd
Series 2019-AAR2-1A, 5.46%, (3 Month Term SOFR + 1.20%), 04/15/32 (k)	7,943	7,943
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 5.54%, (1 Month Term SOFR + 1.97%), 06/25/35 (i) (k) (l)	2,828	2,915
Series 2005-A4-NC2, REMIC, 1.77%, (1 Month Term SOFR + 0.81%), 11/25/35 (i) (k) (l)	8,080	4,544
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 4.23%, (1 Month Term SOFR + 1.01%), 01/25/35 (i) (k) (l)	2,507	2,462
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/42 (d) (i)	920	597

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (i)	12,083	12,022
Mill City Mortgage Loan Trust 2017-1
Series 2017-B3-1, REMIC, 3.75%, 04/25/33 (k)	1,638	1,364
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,665
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 6.80%, (1 Month Term SOFR + 2.49%), 12/15/38 (k)	2,929	2,655
Series 2021-E-230P, REMIC, 7.50%, (1 Month Term SOFR + 3.19%), 12/15/38 (k)	1,050	921
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 3.61%, (12 Month Treasury Average + 0.84%), 05/25/47 (k) (l)	1,389	1,169
Navient Funding, LLC
Series 2006-A5-B, REMIC, 4.85%, (3 Month Term SOFR + 0.53%), 12/15/39 (k)	943	919
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 5.32%, (SOFR 30-Day Average + 1.01%), 02/25/33 (k)	5,044	5,002
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	2,034	2,115
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A2-RPL3, REMIC, 3.00%, 07/25/59 (k)	1,500	1,386
Newgate Funding PLC
Series 2007-A3-2X, 4.67%, (SONIA + 0.28%), 12/15/50, GBP (e) (k)	2,401	3,218
Nissan Auto Receivables 2024-B Owner Trust
Series 2024-A2A-B, 4.51%, 06/15/27	6,519	6,518
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.68%, (1 Month Term SOFR + 0.29%), 03/25/37 (i) (k) (l)	35,740	11,067
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	4,091	4,093
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 0.78%, (1 Month Term SOFR + 1.15%), 05/25/35 (i) (k) (l)	4,461	3,371
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 0.82%, (1 Month Term SOFR + 0.97%), 08/25/35 (i) (k) (l)	837	817
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 5.04%, (1 Month Term SOFR + 0.71%), 07/25/37 (i) (k)	2,464	2,389
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 5.08%, (SONIA + 0.69%), 12/15/40, GBP (e) (i) (k)	709	969
PRET 2024-NPL8, LLC
Series 2024-A1-NPL8, 5.96%, 11/25/27 (i)	8,264	8,311
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 4.74%, (1 Month Term SOFR + 2.06%), 04/25/35 (i) (k) (l)	3,738	3,610
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (i) (k)	4,556	4,579
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (i)	1,104	1,098
Regional Management Issuance Trust 2024-2
Series 2024-A-2, 5.11%, 12/15/33	4,600	4,623
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (i)	19,851	6,524
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (i)	2,934	1,055
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 09/25/25	3,284	3,310
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,445	1,277
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (k)	642	534
Romark Credit Funding I Ltd
Series 2020-AV-1A, 3.57%, 04/28/38	1,700	1,641
Santander Drive Auto Receivables Trust 2024-5
Series 2024-A2-5, 4.88%, 12/15/25	3,784	3,784
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 0.00%, (1 Month Term SOFR + 0.91%), 03/25/35 (i) (k) (l)	336	294
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, REMIC, 0.00%, (1 Month Term SOFR + 1.09%), 04/25/35 (i) (k) (l)	842	746
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 3.15%, (1 Month Term SOFR + 0.82%), 10/25/35 (i) (k) (l)	4,975	4,549
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 5.22%, (SOFR 30-Day Average + 0.91%), 03/25/26 (k)	5,378	5,338
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	1,918	1,862
Series 2022-A1B-B, REMIC, 5.75%, (SOFR 30-Day Average + 1.45%), 02/16/55 (k)	1,918	1,931
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 6.15%, (SOFR 30-Day Average + 1.85%), 05/16/50 (k)	1,847	1,863
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.40%, (SOFR 30-Day Average + 1.25%), 07/05/53 (k)	3,465	3,465
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 5.65%, (3 Month Term SOFR + 1.38%), 01/21/31 (k)	1,437	1,438
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.56%, (3 Month Term SOFR + 1.28%), 01/26/32 (k)	11,097	11,098
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 4.11%, (1 Month Term SOFR + 1.28%), 04/25/35 (i) (k) (l)	2,810	2,704
Series 2005-M2-OPT2, REMIC, 1.20%, (1 Month Term SOFR + 0.95%), 08/25/35 (i) (k) (l)	7,896	7,097
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.43%, (1 Month Term SOFR + 0.41%), 06/25/37 (i) (k) (l)	15,783	8,601
Spirit Airlines, LLC
Series 2017-AA-1, 0.00%, 02/15/30 (f) (g)	250	218
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 4.22%, (1 Month Term SOFR + 0.94%), 06/25/34 (i) (k) (l)	3,080	2,941
Series 2005-M2-HE1, REMIC, 0.44%, (1 Month Term SOFR + 0.83%), 07/25/35 (i) (k) (l)	843	804
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 2.65%, (1 Month Term SOFR + 0.81%), 05/25/37 (i) (k) (l)	15,406	11,381
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 0.67%, (1 Month Term SOFR + 0.31%), 06/25/37 (i) (k) (l)	12,079	7,929
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	1,800	1,723
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	9,639	9,157
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	748	701
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,073	1,093
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.91%, 06/25/67 (i) (k) (l)	4,331	4,330
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (k)	5,028	5,029
Washington Mutual Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.46%, (1 Month Term SOFR + 0.36%), 04/25/37 (i) (k) (l)	35,358	12,198
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 4.08%, (1 Month Term SOFR + 0.89%), 06/25/45 (i) (k) (l)	961	991
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 5.12%, 09/25/35 (k)	2,361	2,151
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 3.29%, (12 Month Treasury Average + 0.70%), 04/25/47 (k) (l)	944	834
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 6.67%, 12/25/37 (k)	10,365	9,392
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (k)	800	812
Total Non-U.S. Government Agency Asset-Backed Securities (cost $650,476)		613,125
CORPORATE BONDS AND NOTES 12.2%
Financials 4.5%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	2,240	2,129
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (e)	100	117
Banco Santander, S.A.
6.53%, 11/07/27 (m)	1,500	1,540
6.61%, 11/07/28 (m)	1,200	1,279
Barclays PLC
6.49%, 09/13/29	1,200	1,269
7.44%, 11/02/33	2,200	2,496
BPCE
6.71%, 10/19/29 (d)	1,650	1,747
5.88%, 01/14/31 (d) (m)	4,400	4,554
7.00%, 10/19/34 (d)	1,400	1,538
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (d)	1,000	298
9.70%, 03/05/45, PEN (d)	1,700	490
Credit Suisse Group AG
7.75%, 03/01/29, EUR (e) (m)	2,250	2,985
Ford Motor Credit Company LLC
4.54%, 08/01/26	2,400	2,384
2.70%, 08/10/26	3,700	3,603
4.13%, 08/17/27	3,200	3,128
3.82%, 11/02/27	3,067	2,960
2.90%, 02/16/28	200	188
JAB Holdings B.V.
4.38%, 04/25/34, EUR (e)	2,900	3,472
Marex Group PLC
6.40%, 11/04/29	300	309
Nationwide Building Society
4.30%, 03/08/29 (d)	1,000	994
NatWest Group PLC
5.08%, 01/27/30 (n)	2,800	2,843
4.45%, 05/08/30 (m)	2,000	1,983
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (d) (o)	6,449	4,643
Rio Oil Finance Trust
8.20%, 04/06/28 (d)	139	144
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	713
Santander UK Group Holdings PLC
3.82%, 11/03/28 (m)	1,800	1,761
4.86%, 09/11/30 (m)	800	799
5.69%, 04/15/31 (m)	1,200	1,234
Societe Generale
6.69%, 01/10/34 (d)	200	214
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (i) (k) (p)	2,801	3,753
UBS Group AG
6.33%, 12/22/27 (d)	4,400	4,518
6.25%, 09/22/29 (d)	3,000	3,152
4.19%, 04/01/31 (d)	700	685
3.09%, 05/14/32 (d)	1,550	1,408
6.54%, 08/12/33 (d)	2,850	3,101
9.02%, 11/15/33 (d)	300	371
5.96%, 01/12/34 (d)	925	973
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (d) (f) (g) (h)	1,141	—
Wells Fargo & Company
6.30%, 10/23/29	1,800	1,901
		71,676
Utilities 2.0%
Chile Electricity Lux MPC II S.a r.l.
5.58%, 10/20/35 (d)	684	686
Edison International
6.25%, 03/15/30	400	406
5.25%, 03/15/32 (n)	3,600	3,369
PG&E Company
3.30%, 03/15/27 - 12/01/27	1,347	1,308
3.00%, 06/15/28	3,343	3,171
3.75%, 07/01/28	976	946
4.55%, 07/01/30	7,255	7,080
4.40%, 03/01/32	1,000	938
6.00%, 08/15/35	600	607
4.30%, 03/15/45	10,743	8,120
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo
0.00%, 11/09/28 (e) (f) (g)	400	326
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (d)	131	198
Thames Water Utilities Finance PLC
4.00%, 04/18/27, EUR (e)	100	76
9.75%, 10/10/27, GBP (d)	120	180
1.60%, 12/23/27 (e)	200	145
0.88%, 01/31/28, EUR (e)	1,700	1,277
3.50%, 02/25/28, GBP (e)	100	91
4.38%, 01/18/31, EUR (e)	700	532
7.13%, 04/30/31, GBP (e)	100	92
2.63%, 01/24/32, GBP (e)	400	356
1.25%, 01/31/32, EUR (e)	200	151
6.50%, 02/09/32, GBP	100	91
4.38%, 07/03/34, GBP (e)	300	270
5.13%, 09/28/37, GBP	200	181
5.50%, 02/11/41, GBP (e)	700	640
7.75%, 04/30/44, GBP (e)	600	561
Thames Water Utilities Limited
0.00%, 03/22/27, GBP (d) (o)	37	42
		31,840
Energy 1.8%
Energy Transfer LP
6.10%, 12/01/28	1,700	1,786
Expand Energy Corporation
5.70%, 01/15/35	500	508
Gaz Capital S.A.
0.00%, 03/23/27 (e) (f) (g)	800	648
Gaz Finance PLC
0.00%, 06/29/27 - 01/27/29 (e) (f) (g)	6,600	4,700
Petroleos de Venezuela, S.A.
0.00%, 05/16/26 - 04/12/37 (e) (f) (g)	1,590	201
Petroleos Mexicanos
6.70%, 02/16/32	7,889	7,345
6.95%, 01/28/60	1,190	852
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	54	47
5.75%, 09/30/39 (d) (n)	589	576
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,200	2,068
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	1,600	1,652
9.50%, 02/01/29 (d)	200	218
7.00%, 01/15/30 (d)	5,400	5,465
9.88%, 02/01/32 (d)	3,000	3,240
		29,306

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Communication Services 1.0%
Altice France
4.13%, 01/15/29, EUR (e)	100	99
4.25%, 10/15/29, EUR (e)	100	99
Altice France Holding S.A.
5.88%, 02/01/27, EUR (e)	400	423
8.13%, 02/01/27 (d)	1,000	900
5.50%, 01/15/28 - 10/15/29 (d)	600	503
5.13%, 01/15/29 - 07/15/29 (d)	900	743
DISH DBS Corporation
5.25%, 12/01/26 (d)	2,590	2,351
5.75%, 12/01/28 (d)	2,090	1,811
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	8,903	9,080
		16,009
Consumer Discretionary 0.9%
Carvana Co.
11.00%, 06/01/30 (d) (i) (q)	1,836	1,931
14.00%, 06/01/31 (d) (q)	2,285	2,706
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (i)	84	117
Nissan Motor Acceptance Company LLC
6.37%, 09/13/27 (d) (k)	2,600	2,561
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	1,986
4.35%, 09/17/27 (d)	4,300	4,129
4.81%, 09/17/30 (d)	300	274
Stellantis Finance US Inc.
5.75%, 03/18/30 (d)	700	706
6.45%, 03/18/35 (d)	400	402
		14,812
Industrials 0.6%
Boeing Company, The
2.75%, 02/01/26	2,140	2,121
2.20%, 02/04/26 (r)	6,480	6,377
6.26%, 05/01/27 (r)	630	648
6.30%, 05/01/29 (r)	90	95
6.53%, 05/01/34 (r)	300	326
		9,567
Health Care 0.6%
Bayer US Finance LLC
6.25%, 01/21/29 (d)	3,700	3,882
Centene Corporation
3.38%, 02/15/30	700	646
3.00%, 10/15/30	1,900	1,698
2.63%, 08/01/31	3,000	2,571
		8,797
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	5,700	5,981
Flora Food Management B.V.
6.88%, 07/02/29, EUR (d)	1,100	1,315
		7,296
Real Estate 0.3%
Country Garden Holdings Company Limited
0.00%, 10/22/25 - 01/17/49 (e) (f) (g)	1,800	135
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	90
GLP Financing, LLC
5.30%, 01/15/29	268	271
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	800	767
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (e)	1,895	2,210
Uniti Group Inc.
10.50%, 02/15/28 (d)	1,356	1,437
6.50%, 02/15/29 (d)	507	490
		5,432
Total Corporate Bonds And Notes (cost $199,024)		194,735
SENIOR FLOATING RATE INSTRUMENTS 3.3%
Health Care 1.2%
AMSURG LLC
2023 First Out Term Loan, 11.11%, (SOFR + 4.75%), 07/20/26 (h) (k)	2,591	2,396
2023 Last Out Term Loan, 12.24%, (3 Month Term SOFR + 7.88%), 11/03/28 (k) (s)	15,711	16,182
		18,578
Industrials 0.9%
American Airlines, Inc.
2025 Term Loan, 6.52%, (3 Month Term SOFR + 2.25%), 04/20/28 (k)	1,469	1,458
SVF II Finco Cayman LP
Term Loan, 0.00%, 12/31/49 (h) (k) (t)	3,200	3,209
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (k)	9,601	9,617
		14,284
Information Technology 0.3%
Poseidon BidCo
2024 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/49, EUR (k) (t)	2,100	1,667
Softbank Vision Fund II
Term Loan, 6.00%, 12/21/25 (h) (k)	3,768	3,768
		5,435
Financials 0.3%
Republic of Panama
Term Loan, 4.80%, 04/01/27, EUR (h) (k)	3,900	4,594
Communication Services 0.3%
Altice France S.A.
2023 USD Term Loan B14, 9.76%, (3 Month Term SOFR + 5.50%), 08/31/28 (k)	1,089	984
Numericable US LLC
USD Term Loan B11, 9.25%, (3 Month USD LIBOR + 2.75%), 07/31/25 (k)	399	346
SubCalidora 2 Sa rl
2024 EUR Term Loan, 8.11%, (3 Month EURIBOR + 5.75%), 08/14/29, EUR (h) (k)	1,200	1,428
Syniverse Holdings, Inc.
2022 Term Loan, 11.30%, (3 Month Term SOFR + 7.00%), 05/06/27 (k)	1,493	1,410
		4,168
Materials 0.2%
SCURAlpha 1503 Gmbh
USD Term Loan B1, 9.82%, (SOFR + 5.00%), 01/04/30 (k)	2,451	2,301
EUR Term Loan B1, 7.69%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (k)	1,300	1,502
Westmoreland Coal Co
PIK Term Loan, 8.00%, 03/15/29 (h) (k) (q)	23	9
		3,812
Consumer Discretionary 0.1%
Hudsons Bay Co
Term Loan, 0.00%, (SOFR + 7.00%), 09/30/26 (h) (k) (t)	827	790
Utilities 0.0%
Thames Water Utils Ltd
Term Loan, 0.00%, 12/31/49, GBP (h) (k) (t)	253	325
Energy 0.0%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 06/30/27 (k)	21	13
2020 Take Back Term Loan, 9.25%, (1 Month Term SOFR + 3.00%), 12/31/27 (k) (q)	75	38
		51
Total Senior Floating Rate Instruments (cost $51,454)		52,037
COMMON STOCKS 0.8%
Communication Services 0.5%
Clear Channel Outdoor Holdings, Inc. (f) (n)	515	603
iHeartMedia, Inc. (f)	91	93
iHeartMedia, Inc. - Class A (f)	124	219
Intelsat Jackson Holdings, Ltd. (f) (h)	124	4,274

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Windstream Holdings, Inc. (f) (h)	109	2,134
		7,323
Health Care 0.3%
Amsurg Corp. (f) (h)	101	4,580
Real Estate 0.0%
Uniti Group Inc. (f)	40	175
Financials 0.0%
UBS Group AG	4	139
Energy 0.0%
WestMet Group Holdings (f)	2	5
Materials 0.0%
Westmoreland Coal Company (f)	1	—
Total Common Stocks (cost $15,804)		12,222
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (f) (h)	—	—
Intelsat Jackson Holdings, Ltd. (f) (h)	1	3
Windstream Holdings, Inc. (f) (h)	22	424
Total Warrants (cost $288)		427
SHORT TERM INVESTMENTS 5.2%
U.S. Treasury Bill 3.7%
Treasury, United States Department of
4.16%, 07/01/25	7,400	7,399
4.29%, 07/22/25	3,250	3,242
4.28%, 07/29/25	5,700	5,682
4.29%, 08/07/25 (c)	1,102	1,097
4.30%, 09/04/25 (c)	3,500	3,473
4.31%, 09/11/25	5,200	5,156
4.26%, 09/16/25 (c)	4,700	4,657
4.28%, 10/14/25	15,100	14,915
4.26%, 10/21/25	12,850	12,682
		58,303
Treasury Securities 1.2%
Presidencia da Republica
10.84%, 07/01/25, BRL	2,400	441
12.90%, 10/01/25, BRL	81,700	14,497
13.20%, 04/01/26, BRL	26,300	4,359
		19,297
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (u) (v)	2,713	2,713
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (u) (v)	1,721	1,721
Discount Notes 0.0%
FHLBanks Office of Finance
4.16%, 07/01/25	400	400
Total Short Term Investments (cost $80,803)		82,434
Total Investments 150.9% (cost $2,455,704)		2,399,494
Total Forward Sales Commitments 0.0% (proceeds $650)		(651)
Total Purchased Options 0.0% (cost $254)		180
Other Derivative Instruments (0.4)%		(6,080)
Other Assets and Liabilities, Net (50.5)%		(802,753)
Total Net Assets 100.0%		1,590,190

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $842,904.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $136,227 and 8.6% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Non-income producing security.

(g) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(j) Treasury inflation indexed note, par amount is not adjusted for inflation.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(m) Convertible security.

(n) All or a portion of the security was on loan as of June 30, 2025.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(s) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(t) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Government National Mortgage Association
TBA, 4.00%, 07/15/55 (a)	(700)	(651)
Total Government And Agency Obligations (proceeds $650)		(651)
Total Forward Sales Commitments (0.0%) (proceeds $650)		(651)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2025, the total proceeds for investments sold on a delayed delivery basis was $650.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,430	149,931	150,648	92	—	—	2,713	0.2
JNL Government Money Market Fund, 4.30% - Class SL	393	14,583	13,255	21	—	—	1,721	0.1
	3,823	164,514	163,903	113	—	—	4,434	0.3

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	391	September 2025	AUD	44,453	(136)	234
Long Gilt	888	September 2025	GBP	80,704	(268)	2,579
United States 10 Year Note	1,744	September 2025		192,277	545	3,269
United States 10 Year Ultra Bond	83	September 2025		9,273	40	211
United States 2 Year Note	15	October 2025		3,109	1	12
United States 5 Year Note	1,923	October 2025		207,185	255	2,422
					437	8,727
Short Contracts
3 Month SOFR Index	(175)	September 2025		(42,312)	3	458
3 Month SOFR Index	(23)	December 2025		(5,626)	—	106
3 Month SOFR Index	(31)	March 2026		(7,583)	(1)	117
3 Month SOFR Index	(27)	June 2026		(6,603)	(2)	82
Euro BOBL	(127)	September 2025	EUR	(15,007)	25	72
Euro Bund	(263)	September 2025	EUR	(34,478)	105	289
Euro Schatz	(1)	September 2025	EUR	(107)	—	—
United States Long Bond	(463)	September 2025		(51,541)	(463)	(1,921)
United States Ultra Bond	(61)	September 2025		(7,070)	(82)	(196)
					(415)	(993)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.02	(M)	12/17/29	MXN	10,400	1	27
28-Day MEXIBOR (M)	Paying	8.99	(M)	12/18/29	MXN	7,700	1	20
28-Day MEXIBOR (M)	Paying	9.14	(M)	12/27/29	MXN	14,900	2	42
28-Day MEXIBOR (M)	Paying	9.15	(M)	12/31/29	MXN	12,800	2	37
28-Day MEXIBOR (M)	Paying	9.11	(M)	03/13/30	MXN	39,400	5	113
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	4
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	4
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	1	13
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	9
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	5
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	9
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	9
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	9
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	1	20
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	9
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	1	23
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	9
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	10
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	10
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	1	16
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	1	17
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	5
3M JIBAR (Q)	Paying	8.00	(Q)	01/03/31	ZAR	5,000	1	7
3M JIBAR (Q)	Paying	8.00	(Q)	01/06/31	ZAR	5,000	1	7
3M JIBAR (Q)	Paying	8.01	(Q)	01/07/31	ZAR	4,900	1	7
3M JIBAR (Q)	Paying	8.03	(Q)	01/07/31	ZAR	4,900	1	7
3M JIBAR (Q)	Paying	8.05	(Q)	01/07/31	ZAR	4,900	1	8
3M JIBAR (Q)	Paying	8.06	(Q)	01/07/31	ZAR	4,900	1	8
3M JIBAR (Q)	Paying	8.06	(Q)	01/08/31	ZAR	14,900	3	24
3M JIBAR (Q)	Paying	8.08	(Q)	01/08/31	ZAR	6,900	1	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M JIBAR (Q)	Paying	8.20	(Q)	01/10/31	ZAR	24,900	5	48
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	(6)	217
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	(17)	10
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	06/18/35	AUD	46,200	(112)	384
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	4
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	7	(7)
6M EURIBOR (S)	Receiving	2.51	(A)	04/09/35	EUR	1,300	4	11
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	21	3,183
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	11	1,567
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	25	2,374
6M EURIBOR (S)	Receiving	2.25	(A)	09/17/55	EUR	38,800	229	1,558
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	(2)	(172)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	(3)	(170)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	(4)	(155)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	(2)	(78)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	(4)	127
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	(4)	128
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	(4)	57
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	(5)	99
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	(4)	59
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	(3)	57
6M EURIBOR (S)	Paying	2.25	(A)	09/17/30	EUR	76,350	(130)	751
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	(54)	(952)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	(14)	47
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	(4)	100
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	(4)	33
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	2,800	(8)	(40)
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	1,400	(4)	(45)
6M EURIBOR (S)	Paying	2.42	(A)	03/07/35	EUR	1,300	(4)	(21)
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	1,300	(4)	(9)
6M EURIBOR (S)	Paying	2.25	(A)	09/17/35	EUR	2,500	(7)	(19)
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/21/25	CAD	24,900	(2)	513
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	25	2,365
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	17	1,568
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	12	84
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	4	153
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	14	35
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.25	(A)	06/18/35	JPY	382,000	4	69
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	7	257
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	3	131
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(1)	(31)
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	(1)	(62)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	(2)	(95)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	(2)	(125)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(3)	(178)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(3)	(180)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(3)	(184)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	(1)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(3)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(3)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(4)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(7)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(10)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	1	(41)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	—	(58)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	—	(96)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	1	(85)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	2	(124)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	2	(126)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	(1)	(212)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	(1)	(242)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	3	(209)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	3	(208)
BRAZIBOR (A)	Paying	14.01	(A)	01/04/27	BRL	20,500	4	(4)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	3	(254)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	4	(249)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	4	(282)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	4	(289)
BRAZIBOR (A)	Paying	13.93	(A)	01/04/27	BRL	28,900	6	(13)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	(1)	(393)
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	19,000	18	21
BRAZIBOR (A)	Paying	13.35	(A)	01/02/29	BRL	37,800	37	47
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	—	19
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	03/19/55	GBP	1,700	4	48
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/19/30	GBP	43,100	22	184
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	6	(147)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	8	(178)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	13	(254)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	8	(112)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	10	(206)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	19	(344)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	22	(246)
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	(3)	25
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	(2)	160
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	(1)	96
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(12)	911
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(36)	8,920
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	(1)	—
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	(2)	171
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	(1)	71
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	(2)	197
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	(9)	436
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	(7)	313
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	(5)	239
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	(5)	108
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	(1)	(77)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	(2)	119
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	(3)	237
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	(2)	(28)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,070	(1)	(4)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,500	(1)	(6)
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28		18,400	(19)	(442)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	(3)	141
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29		4,340	(5)	20
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29		3,680	(4)	10
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		5,570	(7)	10
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		53,380	(68)	(303)
U.S. SOFR (A)	Receiving	3.62	(A)	11/30/29		34,075	(48)	(314)
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29		1,800	(5)	314
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		460	(1)	5
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29		3,600	(8)	542
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		95,990	(141)	63
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29		6,470	(9)	(164)
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30		5,900	(15)	969
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30		3,500	(10)	623
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30		1,700	(4)	306
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30		3,800	(9)	523
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30		69,000	(161)	10,231
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30		1,670	(3)	3
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30		65,870	(110)	573
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(3)	211
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30		200	—	(2)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		200	—	(3)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		200	—	(1)
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30		300	(1)	(3)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	(1)	(4)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		300	(1)	(4)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	(1)	(4)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	(1)	(4)
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30		300	(1)	(4)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	(1)	(4)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		400	(1)	(2)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		400	(1)	(5)
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30		400	(1)	(3)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		400	(1)	(3)
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30		500	(1)	(3)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		500	(1)	(3)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		500	(1)	(6)
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30		500	(1)	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	(1)	(4)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	(1)	(5)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	(1)	(5)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	(1)	(5)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	(1)	(8)
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	(2)	(6)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	(3)	(44)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	(94)	(1,065)
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	(12)	35
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	(2)	8
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	(3)	3
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	(79)	3,447
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	(17)	(37)
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	(34)	(127)
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	(6)	31
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	(98)	4,120
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32	33,644	(81)	(475)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/32	2,570	(6)	11
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	(15)	30
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	(308)	(442)
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	(185)	(5)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	(8)	40
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	(29)	281
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	(7)	(111)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	(7)	(73)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	(4)	(22)
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	(4)	(21)
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	(4)	(17)
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	(4)	(12)
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	(4)	(6)
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	(7)	(5)
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	(7)	4
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	(4)	2
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	(11)	(90)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	(13)	(63)
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	(13)	(44)
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	(12)	—
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	(13)	(10)
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	(12)	34
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	(14)	30
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	(12)	10
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	(7)	23
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	(9)	37
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	(9)	26
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	(8)	45
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	(4)	39
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	(16)	141
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	(12)	117
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	(12)	122
U.S. SOFR (A)	Receiving	3.91	(A)	03/04/35	2,200	(8)	(42)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/35	1,620	(6)	19
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	(2)	19
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	(3)	39
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	(4)	55
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(4)	263
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(7)	442
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(19)	1,157
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(90)	5,647
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(37)	2,216
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	(32)	1,443
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	(4)	318
U.S. SOFR (A)	Receiving	4.10	(A)	11/15/52	10,258	(77)	(242)
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	(143)	2,608
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	(7)	118
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	25	(1,245)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	3	(125)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	3	(131)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	43	(1,598)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	3	(125)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	31	(995)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	19	(643)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	1	(71)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	1	(83)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	2	(42)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	1	(14)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	1	(27)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	18	(656)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	10	122
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	17	(969)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	13	(437)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	2	(71)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	3	(115)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	8	127
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	3	45
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	164	(5,990)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	2	59
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	2	(22)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	2	(19)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	7	11
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	6	(12)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	3	8
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	21	45
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	35	(2,270)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	140	(4,474)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	7	(266)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	6	(250)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	5	(176)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	5	(154)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	6	(210)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	12	(324)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	6	(78)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	8	(32)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	13	(36)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	24	(49)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	12	48
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	4	14
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	14	54
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	7	33
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	7	47
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	14	144
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	7	94
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	7	90
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	7	102
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	4	85
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	11	213
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	3	17
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	26	251
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	4	10
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	2	6
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	7	8
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	7	11
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	4	—
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	3	8
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	15	81
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	4	7
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	7	47
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	8	60
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	7	78
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	7	79
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	7	83
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	19	205
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	36	388
U.S. SOFR (A)	Paying	3.45	(A)	10/11/34	3,800	13	(62)
U.S. SOFR (A)	Paying	3.38	(A)	10/15/34	3,800	13	(85)
U.S. SOFR (A)	Paying	3.39	(A)	10/17/34	2,500	8	(54)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	5,200	17	(108)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	2,100	7	(43)
U.S. SOFR (A)	Paying	3.52	(A)	11/06/34	7,600	25	(87)
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	2	(4)
U.S. SOFR (A)	Paying	3.85	(A)	01/08/35	1,100	4	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.90	(A)	01/08/35	2,200	8	41
U.S. SOFR (A)	Paying	3.97	(A)	01/15/35	2,100	7	51
U.S. SOFR (A)	Paying	4.07	(A)	01/15/35	3,500	12	113
U.S. SOFR (A)	Paying	4.10	(A)	01/21/35	1,800	6	62
U.S. SOFR (A)	Paying	4.09	(A)	01/22/35	4,900	17	166
U.S. SOFR (A)	Paying	3.75	(A)	05/07/35	4,500	16	25
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	100	(5,444)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	3	(119)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	3	(116)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	7	(174)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	19	(280)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	5	(13)
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	5	(7)
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	6	(9)
						(964)	29,865

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.24	1.00	12/20/25	(500)	2	—	(5)
AT&T Inc. (Q)	0.43	1.00	06/20/28	(3,700)	59	1	98
Bank of America Corporation (Q)	0.24	1.00	12/20/25	(2,100)	8	—	(8)
Bank of America Corporation (Q)	0.36	1.00	12/20/26	(3,500)	32	(1)	(12)
Barclays Bank PLC (Q)	0.23	1.00	12/20/25	(2,500)	11	—	(5)
Boeing Company, The (Q)	0.74	1.00	06/20/30	(3,700)	43	2	33
CDX.EM.34.V3 (Q)	0.35	1.00	12/20/25	(2,944)	9	4	142
CDX.EM.36.V3 (Q)	0.63	1.00	12/20/26	(12,236)	66	20	612
CDX.EM.38 (Q)	0.90	1.00	12/20/27	(1,600)	4	3	139
CDX.EM.39 (Q)	1.00	1.00	06/20/28	(300)	—	1	21
CDX.EM.40 (Q)	1.14	1.00	12/20/28	(3,800)	(17)	8	161
CDX.EM.41 (Q)	1.27	1.00	06/20/29	(1,200)	(12)	3	34
CDX.EM.42 (Q)	1.38	1.00	12/20/29	(1,700)	(26)	3	24
CDX.EM.43 (Q)	1.56	1.00	06/20/30	(1,200)	(30)	2	13
CDX.NA.HY.35.V5 (Q)	1.44	5.00	12/20/25	(192)	3	—	(14)
CDX.NA.HY.36.V5 (Q)	1.52	5.00	06/20/26	(9,024)	299	7	(544)
CDX.NA.HY.37.V5 (Q)	1.51	5.00	12/20/26	(2,688)	134	4	(14)
CDX.NA.HY.39.V4 (Q)	2.19	5.00	12/20/27	(485)	31	1	37
CDX.NA.HY.40.V3 (Q)	2.46	5.00	06/20/28	(294)	20	1	14
CDX.NA.HY.41.V2 (Q)	2.62	5.00	12/20/28	(99)	7	—	1
CDX.NA.HY.43 (Q)	3.07	5.00	12/20/29	(14,100)	1,034	40	23
CDX.NA.HY.44 (Q)	3.18	5.00	06/20/30	(37,100)	2,791	115	982
CDX.NA.IG.41 (Q)	0.34	1.00	12/20/28	(100)	2	—	1
CDX.NA.IG.43 (Q)	0.45	1.00	12/20/29	(3,300)	74	1	1
CDX.NA.IG.44 (Q)	0.51	1.00	06/20/30	(25,200)	558	12	116
Citigroup Inc. (Q)	0.25	1.00	12/20/25	(400)	1	—	(1)
EADS Finance (Q)	0.12	1.00	06/20/26	(6,500)	66	—	(104)
EADS Finance (Q)	0.23	1.00	06/20/28	(100)	3	—	—
Ford Motor Credit Company LLC (Q)	0.51	5.00	12/20/25	(900)	19	—	(14)
General Electric Company (Q)	0.09	1.00	06/20/26	(4,500)	39	—	(13)
ITRAXX.EUR.43 (Q)	0.55	1.00	06/20/30	(10,700)	269	9	18
Morgan Stanley (Q)	0.24	1.00	12/20/25	(1,200)	4	—	—
Morgan Stanley (Q)	0.29	1.00	06/20/26	(6,600)	45	—	3
Rolls-Royce Group PLC (Q)	0.11	1.00	12/20/25	(4,400)	22	—	(5)
Rolls-Royce Group PLC (Q)	0.18	1.00	12/20/26	(1,300)	19	—	74
Rolls-Royce Group PLC (Q)	0.20	1.00	06/20/27	(1,500)	28	—	173
Verizon Communications Inc. (Q)	0.42	1.00	06/20/28	(3,900)	64	1	70
Verizon Communications Inc. (Q)	0.46	1.00	12/20/28	(900)	16	—	18
					5,697	237	2,069

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Exchange Traded Futures Options
Reference Entity	Notional		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Aug. 2025	EUR	(4)	(9)	EUR	129.00	07/25/25	—	1
Euro Bund Future, Aug. 2025	EUR	(4)	(9)	EUR	132.50	07/25/25	1	3
							1	4

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	GSC	Put	1.15	08/29/25	32,400,000	EUR	32,400	145
EUR/USD Spot Rate	GSC	Put	1.15	08/27/25	8,100,000	EUR	8,100	35
								180

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Sep. 2025	Call	112.00	07/25/25	35	3,920	(26)
United States 10 Year Note Future, Sep. 2025	Call	113.25	07/25/25	69	7,814	(21)
United States 10 Year Note Future, Sep. 2025	Call	112.50	07/25/25	59	6,638	(31)
United States 10 Year Note Future, Sep. 2025	Call	112.75	07/25/25	35	3,946	(15)
United States 10 Year Note Future, Sep. 2025	Put	110.25	07/25/25	35	3,859	(4)
United States 10 Year Note Future, Sep. 2025	Put	110.75	07/25/25	69	7,642	(14)
United States 10 Year Note Future, Sep. 2025	Put	108.50	07/25/25	35	3,798	(1)
United States 10 Year Note Future, Sep. 2025	Put	109.00	07/25/25	59	6,431	(2)
						(114)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 07/07/35	CIT	Call	2.38	07/03/25	900,000	EUR	900	—
6M EURIBOR, 07/18/35	CIT	Call	2.46	07/16/25	1,300,000	EUR	1,300	(1)
6M EURIBOR, 07/07/35	CIT	Put	2.64	07/03/25	900,000	EUR	900	(1)
6M EURIBOR, 07/18/35	CIT	Put	2.72	07/16/25	1,300,000	EUR	1,300	(2)
U.S. SOFR, 07/11/35	BOA	Call	3.77	07/09/25	2,200,000		2,200	(19)
U.S. SOFR, 07/23/35	BOA	Call	3.70	07/21/25	2,400,000		2,400	(18)
U.S. SOFR, 07/25/35	CIT	Call	3.61	07/23/25	2,200,000		2,200	(10)
U.S. SOFR, 07/09/35	GSC	Call	3.78	07/07/25	3,700,000		3,700	(32)
U.S. SOFR, 07/09/35	GSC	Call	3.68	07/07/25	1,900,000		1,900	(7)
U.S. SOFR, 07/16/35	GSC	Call	3.65	07/14/25	2,200,000		2,200	(10)
U.S. SOFR, 07/21/35	GSC	Call	3.70	07/17/25	2,400,000		2,400	(16)
U.S. SOFR, 07/25/35	GSC	Call	3.58	07/23/25	1,100,000		1,100	(4)
U.S. SOFR, 08/01/35	GSC	Call	3.56	07/30/25	4,200,000		4,200	(17)
U.S. SOFR, 07/14/35	JPM	Call	3.77	07/10/25	2,200,000		2,200	(20)
U.S. SOFR, 07/11/35	BOA	Put	4.12	07/09/25	2,200,000		2,200	—
U.S. SOFR, 07/23/35	BOA	Put	4.05	07/21/25	2,400,000		2,400	(1)
U.S. SOFR, 07/25/35	CIT	Put	3.96	07/23/25	2,200,000		2,200	(3)
U.S. SOFR, 07/09/35	GSC	Put	4.13	07/07/25	3,700,000		3,700	—
U.S. SOFR, 07/09/35	GSC	Put	4.03	07/07/25	1,900,000		1,900	—
U.S. SOFR, 07/16/35	GSC	Put	4.05	07/14/25	2,200,000		2,200	—
U.S. SOFR, 07/21/35	GSC	Put	4.10	07/17/25	2,400,000		2,400	—
U.S. SOFR, 07/25/35	GSC	Put	3.93	07/23/25	1,100,000		1,100	(2)
U.S. SOFR, 08/01/35	GSC	Put	3.91	07/30/25	4,200,000		4,200	(10)
U.S. SOFR, 07/14/35	JPM	Put	4.12	07/10/25	2,200,000		2,200	—
								(173)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	DUB	07/02/25	AUD	1,732	1,140	25
AUD/USD	JPM	07/02/25	AUD	21	14	—
BRL/USD	CIT	07/02/25	BRL	93,238	17,161	1,465
BRL/USD	GSC	07/02/25	BRL	10,200	1,877	25
BRL/USD	JPM	07/02/25	BRL	16,100	2,963	54
BRL/USD	GSC	09/03/25	BRL	10,244	1,856	36
BRL/USD	GSC	10/02/25	BRL	82,580	14,845	201
EUR/USD	BCL	07/02/25	EUR	1,656	1,950	20
EUR/USD	BOA	07/02/25	EUR	4,528	5,334	150
EUR/USD	CIT	07/02/25	EUR	12,673	14,928	242
EUR/USD	DUB	07/02/25	EUR	45,273	53,329	808
EUR/USD	HSB	07/02/25	EUR	1,175	1,384	41
EUR/USD	JPM	07/02/25	EUR	1,891	2,227	57
EUR/USD	JPM	08/04/25	EUR	1,656	1,955	10
GBP/USD	BCL	07/02/25	GBP	29,289	40,204	365
GBP/USD	CIT	07/02/25	GBP	1,090	1,496	13
GBP/USD	HSB	07/02/25	GBP	1,114	1,529	25
GBP/USD	JPM	08/04/25	GBP	1,090	1,496	4
IDR/USD	JPM	07/16/25	IDR	777,814	48	—
INR/USD	CIT	08/20/25	INR	1,000	11	—
INR/USD	DUB	08/20/25	INR	657	7	—
INR/USD	JPM	08/20/25	INR	276	3	—
JPY/USD	BCL	07/02/25	JPY	446,163	3,098	(4)
JPY/USD	HSB	07/02/25	JPY	4,989,220	34,646	(62)
JPY/USD	BCL	08/04/25	JPY	857,354	5,978	12
JPY/USD	HSB	08/04/25	JPY	4,560,179	31,794	53
PEN/USD	CIT	07/07/25	PEN	7,349	2,074	47
PEN/USD	BOA	09/17/25	PEN	3,715	1,046	22
PEN/USD	CIT	09/30/25	PEN	7,367	2,074	13
TRY/USD	BCL	07/09/25	TRY	65,502	1,635	30
TRY/USD	BCL	07/10/25	TRY	34,690	865	14
TRY/USD	BCL	07/11/25	TRY	34,621	863	14
TRY/USD	BCL	07/14/25	TRY	33,382	830	14
TRY/USD	BCL	07/18/25	TRY	54,352	1,346	12
TRY/USD	BCL	07/21/25	TRY	34,989	864	15
TRY/USD	BCL	07/23/25	TRY	32,432	800	14
TRY/USD	BCL	07/24/25	TRY	29,662	731	13
TRY/USD	BCL	07/25/25	TRY	16,567	408	2
TRY/USD	BCL	07/29/25	TRY	17,091	419	4
TRY/USD	BCL	08/04/25	TRY	21,035	513	3
TRY/USD	BCL	08/05/25	TRY	11,169	272	2
TRY/USD	BCL	08/11/25	TRY	15,402	373	3
TRY/USD	BCL	08/14/25	TRY	3,253	79	1
TRY/USD	BCL	08/18/25	TRY	36,897	888	7
USD/AUD	BCL	07/02/25	AUD	(1,753)	(1,154)	(24)
USD/AUD	JPM	08/05/25	AUD	(21)	(14)	—
USD/BRL	GSC	07/02/25	BRL	(119,514)	(21,997)	(743)
USD/BRL	GSC	10/02/25	BRL	(28,500)	(5,124)	(718)
USD/BRL	JPM	10/02/25	BRL	(53,200)	(9,564)	(1,340)
USD/BRL	GSC	04/02/26	BRL	(10,200)	(1,753)	(22)
USD/BRL	JPM	04/02/26	BRL	(16,100)	(2,767)	(51)
USD/CHF	HSB	07/02/25	CHF	(589)	(742)	(26)
USD/CHF	BCL	08/04/25	CHF	(585)	(741)	(4)
USD/CNY	JPM	07/16/25	CNY	(30)	(4)	—
USD/CNY	CIT	08/20/25	CNY	(39)	(5)	—
USD/CNY	DUB	08/20/25	CNY	(194)	(27)	—
USD/CNY	JPM	08/20/25	CNY	(141)	(20)	—
USD/EUR	BCL	07/02/25	EUR	(1,520)	(1,790)	(64)
USD/EUR	BOA	07/02/25	EUR	(64,020)	(75,412)	(2,619)
USD/EUR	DUB	08/04/25	EUR	(45,173)	(53,338)	(818)
USD/EUR	HSB	08/04/25	EUR	(2,994)	(3,535)	(16)
USD/GBP	BOA	07/02/25	GBP	(1,190)	(1,633)	(21)
USD/GBP	JPM	07/02/25	GBP	(29,213)	(40,099)	(727)
USD/GBP	BCL	08/04/25	GBP	(28,345)	(38,914)	(343)
USD/JPY	JPM	08/04/25	JPY	(2,179)	(15)	—
USD/MXN	DUB	09/17/25	MXN	(258,604)	(13,667)	(254)
USD/PEN	CIT	07/07/25	PEN	(7,349)	(2,074)	(13)
USD/PEN	BOA	07/11/25	PEN	(1,700)	(480)	(12)
USD/PEN	DUB	09/15/25	PEN	(2,982)	(840)	(29)
USD/PEN	CIT	09/17/25	PEN	(46,876)	(13,203)	(527)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PEN	CIT	10/14/25	PEN	(10,660)	(3,000)	(82)
USD/PEN	CIT	12/05/25	PEN	(12,426)	(3,491)	(134)
USD/PEN	CIT	02/09/26	PEN	(3,964)	(1,111)	(33)
USD/TRY	BCL	07/01/25	TRY	(2,711)	(68)	(1)
USD/TRY	BCL	07/09/25	TRY	(65,964)	(1,647)	(18)
USD/TRY	BCL	07/24/25	TRY	(12,609)	(311)	(3)
USD/TRY	BCL	07/24/25	TRY	(1,301)	(32)	—
USD/TRY	BCL	07/29/25	TRY	(1,867)	(46)	(1)
USD/TRY	BCL	08/18/25	TRY	(2,833)	(68)	—
USD/TWD	CIT	07/16/25	TWD	(39,474)	(1,353)	(139)
USD/TWD	JPM	07/16/25	TWD	(28,374)	(973)	(100)
USD/TWD	CIT	08/20/25	TWD	(63,699)	(2,190)	(239)
USD/TWD	HSB	08/20/25	TWD	(24,044)	(826)	(92)
USD/TWD	JPM	08/20/25	TWD	(49,788)	(1,711)	(192)
USD/ZAR	BCL	07/23/25	ZAR	(119,813)	(6,756)	(130)
USD/ZAR	GSC	07/23/25	ZAR	(411)	(23)	—
USD/ZAR	JPM	07/23/25	ZAR	(44,100)	(2,487)	(19)
ZAR/USD	GSC	07/23/25	ZAR	6,918	390	8
					(57,262)	(5,776)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.51	1.00	06/20/26	(7,200)	36	(245)	281
Presidencia da Republica (Q)	GSC	0.51	1.00	06/20/26	(10,600)	53	(360)	413
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	156	(325)	481
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	47	60	(13)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	45	(41)	86
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	288	(1,365)	1,653
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(17,202)	13	34	(21)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	1.05	1.00	12/20/26	(1,000)	—	(46)	46
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.16	1.00	06/20/27	(200)	—	(7)	7
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.34	1.00	12/20/27	(100)	(1)	(9)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.16	1.00	06/20/27	(300)	(1)	(11)	10
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	1.16	1.00	06/20/27	(300)	(1)	(12)	11
Ministry of Finance (Q)	GSC	0.57	1.00	12/20/26	(6,400)	41	28	13
Ministry of Finance (Q)	GSC	0.86	1.00	12/20/29	(800)	4	(22)	26
Ministry of Finance (Q)	JPM	0.86	1.00	12/20/29	(200)	1	(6)	7
Pemex Project Funding Master Trust (M)	DUB	5.37	4.75	07/06/26	(3,365)	5	—	5
Pemex Project Funding Master Trust (M)	DUB	5.37	4.85	07/06/26	(1,606)	2	—	2
SoftBank Group Corp (Q)	GSC	1.49	1.00	06/20/26	(1,200)	(5)	(10)	5
South Africa, Parliament of (Q)	DUB	0.75	1.00	12/20/26	(1,200)	4	(53)	57
					(182,789)	687	(2,390)	3,077
Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,444,514	—	1,444,514
Non-U.S. Government Agency Asset-Backed Securities	—	613,125	—	613,125
Corporate Bonds And Notes	—	194,735	—	194,735
Senior Floating Rate Instruments	—	35,518	16,519	52,037
Common Stocks	1,095	139	10,988	12,222
Warrants	—	—	427	427
Short Term Investments	4,434	78,000	—	82,434
	5,529	2,366,031	27,934	2,399,494

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund (continued)
Liabilities - Securities
Government And Agency Obligations	—	(651)	—	(651)
	—	(651)	—	(651)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9,851	—	—	9,851
Centrally Cleared Interest Rate Swap Agreements	—	69,488	—	69,488
Centrally Cleared Credit Default Swap Agreements	—	2,808	—	2,808
Exchange Traded Futures Options	4	—	—	4
OTC Purchased Options	—	180	—	180
Open Forward Foreign Currency Contracts	—	3,844	—	3,844
OTC Credit Default Swap Agreements	—	3,104	7	3,111
	9,855	79,424	7	89,286
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,117)	—	—	(2,117)
Centrally Cleared Interest Rate Swap Agreements	—	(39,623)	—	(39,623)
Centrally Cleared Credit Default Swap Agreements	—	(739)	—	(739)
Exchange Traded Written Options	(114)	—	—	(114)
OTC Written Options	—	(173)	—	(173)
Open Forward Foreign Currency Contracts	—	(9,620)	—	(9,620)
OTC Credit Default Swap Agreements	—	(34)	—	(34)
	(2,231)	(50,189)	—	(52,420)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 75.5%
Financials 29.4%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (a) (b)	600	729
AerCap Ireland Capital Designated Activity Company
4.63%, 09/10/29	200	200
3.30%, 01/30/32	3,700	3,350
Ally Financial Inc.
4.75%, 06/09/27	200	201
6.99%, 06/13/29	500	526
American Express Company
5.44%, 01/30/36	1,300	1,328
Antares Holdings LP
3.95%, 07/15/26 (c) (d)	300	296
3.75%, 07/15/27 (d)	630	606
7.95%, 08/11/28 (d)	600	634
6.50%, 02/08/29 (d)	500	507
Apollo Debt Solutions BDC
6.70%, 07/29/31	1,500	1,559
Arch Capital Group Ltd.
3.64%, 06/30/50	615	450
Ares Capital Corporation
5.95%, 07/15/29	1,100	1,126
Ares Finance Co. II LLC
3.25%, 06/15/30 (d)	1,200	1,119
Ares Finance Co. III LLC
4.13%, 06/30/51 (d)	500	488
Ares Management Corporation
5.60%, 10/11/54	500	473
Ares Strategic Income Fund
5.60%, 02/15/30	200	200
6.20%, 03/21/32	500	502
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	400	421
3.60%, 09/15/51	1,700	1,157
Aviation Capital Group LLC
3.50%, 11/01/27 (d)	1,400	1,364
6.25%, 04/15/28 (d)	600	625
5.38%, 07/15/29 (d)	400	408
Aviva PLC
7.75%, (100, 09/30/32), GBP (a) (b) (e)	300	419
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	2,100	1,996
Banco Santander, S.A.
4.88%, 10/18/31, EUR (b) (e)	2,700	3,446
Bank of America Corporation
3.82%, 01/20/28	2,800	2,776
4.38%, 04/27/28	600	600
3.97%, 02/07/30	7,000	6,889
1.90%, 07/23/31	3,900	3,426
2.69%, 04/22/32	2,900	2,603
4.57%, 04/27/33	800	788
5.29%, 04/25/34	3,200	3,264
Barclays PLC
5.69%, 03/12/30	2,200	2,276
6.22%, 05/09/34	2,900	3,078
BGC Group, Inc.
4.38%, 12/15/25 (f)	700	698
8.00%, 05/25/28 (f)	600	641
6.15%, 04/02/30 (d)	300	304
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (d)	800	894
Blackstone Inc.
2.50%, 01/10/30 (d)	5,700	5,237
5.00%, 06/15/44 (d)	300	273
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	1,021
Blue Owl Finance LLC
4.13%, 10/07/51	3,400	2,318
BNP Paribas
7.00%, (100, 08/16/28) (a) (d) (e)	200	205
8.50%, (100, 08/14/28) (a) (d) (e)	1,200	1,275
Boral Finance Pty Limited
3.75%, 05/01/28 (d)	338	326
BPCE
6.61%, 10/19/27 (d)	900	922
5.88%, 01/14/31 (d) (e)	500	518
7.00%, 10/19/34 (d)	400	439
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	318
Brookfield Financial, Inc.
3.90%, 01/25/28	1,400	1,383
5.68%, 01/15/35	1,400	1,437
5.97%, 03/04/54	225	225
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (a) (b) (e)	1,200	1,465
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (d)	1,000	1,062
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (a)	3,200	3,188
Capital One Financial Corporation
3.95%, (100, 09/01/26) (a)	1,100	1,074
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (a)	2,300	2,135
5.00%, (100, 12/01/27) (a)	900	882
1.65%, 03/11/31	4,000	3,438
CI Financial Corp.
7.50%, 05/30/29 (d)	500	527
Citadel Finance LLC
5.90%, 02/10/30 (d)	1,000	1,009
Citadel Limited Partnership
6.38%, 01/23/32 (d) (f)	900	939
Citigroup Inc.
6.95%, (100, 02/15/30) (a)	875	893
5.57%, 04/30/34	700	729
5.45%, 06/11/35	300	306
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (a)	800	777
CNA Financial Corporation
2.05%, 08/15/30	300	264
CoBank, ACB
4.25%, (100, 01/01/27) (a) (d)	2,200	2,119
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (a) (b)	1,400	1,831
Cooperatieve Rabobank U.A.
4.38%, (100, 06/29/27), EUR (a) (b)	800	939
3.75%, 07/21/26	1,000	991
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,861
Credit Agricole SA
7.25%, (100, 09/23/28), EUR (a) (e)	600	762
5.86%, 01/09/36 (d) (e)	1,000	1,033
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (b)	13	13
7.50%, 06/15/30 (d)	51	48
Encore Capital Group, Inc.
8.50%, 05/15/30 (d)	300	322
Equitable Holdings, Inc.
6.70%, 03/28/55	1,000	1,022
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (a) (b)	2,000	2,318
Essent Group Ltd.
6.25%, 07/01/29	500	518
Export-Import Bank of India
3.25%, 01/15/30 (d)	600	566
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (d)	600	701
4.63%, 04/29/30	1,900	1,893
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	248
First American Financial Corporation
5.45%, 09/30/34	400	393
Ford Motor Credit Company LLC
3.38%, 11/13/25	300	298
5.85%, 05/17/27	500	504
4.13%, 08/17/27	300	293
3.82%, 11/02/27	1,653	1,595

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
5.92%, 03/20/28	1,300	1,313
5.80%, 03/08/29	1,000	1,002
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (d)	300	309
Franklin Resources, Inc.
2.95%, 08/12/51	1,480	908
Freedom Mortgage Corporation
12.00%, 10/01/28 (d)	800	860
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,478
GE Capital Funding LLC
4.55%, 05/15/32	537	533
Global Atlantic Financial Company
6.75%, 03/15/54 (d)	200	205
Global Payments Inc.
2.90%, 05/15/30	400	368
4.15%, 08/15/49	500	372
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (a) (c)	1,000	998
7.50%, (100, 02/10/29) (a)	1,700	1,795
3.69%, 06/05/28	400	395
4.22%, 05/01/29	1,100	1,093
1.99%, 01/27/32	3,900	3,378
2.38%, 07/21/32	2,300	2,009
5.02%, 10/23/35	2,900	2,865
5.54%, 01/28/36	1,700	1,743
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	1,300	1,316
6.38%, 07/01/34	1,000	999
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	445
HPS Corporate Lending Fund
5.95%, 04/14/32	600	597
HSBC Holdings PLC
7.39%, 11/03/28	800	850
Intesa Sanpaolo SPA
6.63%, 06/20/33 (d)	300	325
7.20%, 11/28/33 (d)	1,100	1,235
7.80%, 11/28/53 (d)	600	701
Itau Unibanco Holding S.A.
6.00%, 02/27/30 (d)	1,300	1,330
JAB Holdings B.V.
2.20%, 11/23/30 (d)	686	591
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (a)	1,400	1,445
6.88%, (100, 06/01/29) (a)	1,000	1,056
7.04%, (3 Month Term SOFR + 2.75%), (100, 07/01/25) (a) (g)	4,700	4,708
3.78%, 02/01/28	3,200	3,172
5.58%, 04/22/30	2,600	2,698
2.74%, 10/15/30	2,900	2,704
4.60%, 10/22/30	1,000	1,003
5.14%, 01/24/31	100	103
1.95%, 02/04/32	1,800	1,561
5.35%, 06/01/34	1,500	1,544
6.25%, 10/23/34	3,000	3,258
5.29%, 07/22/35	100	102
KBC Groep
6.25%, (100, 09/17/31), EUR (a) (b) (e)	400	484
Lazard Group LLC
4.50%, 09/19/28	1,200	1,196
4.38%, 03/11/29	278	275
Lloyds Banking Group PLC
4.98%, 08/11/33	2,300	2,284
5.68%, 01/05/35 (e)	1,700	1,740
Marsh & Mclennan Companies, Inc.
5.00%, 03/15/35	900	900
5.70%, 09/15/53	700	704
Meiji Yasuda Life Insurance Company
6.10%, 06/11/55 (d)	600	600
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,663
5.59%, 07/10/35	1,100	1,131
Morgan Stanley
5.88%, (100, 09/15/26) (a)	700	707
5.12%, 02/01/29	4,600	4,681
6.41%, 11/01/29	2,400	2,543
5.17%, 01/16/30	1,600	1,633
4.65%, 10/18/30	600	601
5.23%, 01/15/31	200	205
3.62%, 04/01/31	3,500	3,354
1.79%, 02/13/32	1,500	1,283
2.24%, 07/21/32	1,600	1,387
MSCI Inc.
3.63%, 11/01/31 (d)	800	736
3.25%, 08/15/33 (d)	200	175
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,500	1,381
Nationwide Building Society
10.25%, GBP (a)	219	394
6.56%, 10/18/27 (d)	1,450	1,487
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (d)	500	374
NatWest Group PLC
4.60%, (100, 06/28/31) (a) (e)	800	701
5.58%, 03/01/28 (e)	1,700	1,731
5.08%, 01/27/30	2,800	2,843
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (a)	600	607
5.84%, 01/18/28	2,000	2,062
2.17%, 07/14/28	1,900	1,774
5.78%, 07/03/34	200	207
North American Company for Life and Health Insurance
6.88%, 04/15/34 (d)	1,500	1,606
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (b)	88	11
1.50%, 10/01/53, DKK (b)	4,382	549
OneMain Finance Corporation
7.88%, 03/15/30	900	956
Protective Life Corporation
4.30%, 09/30/28 (d)	500	500
Radian Group Inc.
6.20%, 05/15/29	500	519
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	800	697
Rio Oil Finance Trust
9.75%, 01/06/27 (d) (h)	52	54
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,100	2,068
4.40%, 07/13/27	100	100
Santander UK Group Holdings PLC
1.53%, 08/21/26	1,300	1,294
5.69%, 04/15/31 (e)	600	617
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (b) (i) (j) (k)	5,700	—
Sixth Street Lending Partners
6.50%, 03/11/29	600	619
5.75%, 01/15/30	100	100
State Street Corporation
6.70%, (100, 03/15/29) (a)	600	625
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (b) (g) (h)	630	845
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30 (c)	2,700	2,411
5.42%, 07/09/31	2,900	3,009
5.56%, 07/09/34	800	827
UBS Group AG
6.85%, (100, 09/10/29) (a) (d) (e)	600	602
7.00%, (100, 02/10/30) (a) (d) (e)	800	795
9.25%, (100, 11/13/28) (a) (b) (e)	400	436
6.54%, 08/12/33 (d)	4,250	4,625
9.02%, 11/15/33 (d)	500	618
5.96%, 01/12/34 (d)	1,900	2,000
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.30%, 04/02/34 (d)	1,000	1,057
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (d) (l)	394	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Volkswagen Group of America Finance, LLC
5.05%, 03/27/28 (d)	1,300	1,307
Wells Fargo & Company
6.85%, (100, 09/15/29) (a)	1,000	1,051
7.63%, (100, 09/15/28) (a)	400	430
3.58%, 05/22/28	4,800	4,728
2.39%, 06/02/28	4,400	4,241
5.57%, 07/25/29	500	516
5.20%, 01/23/30	1,700	1,741
2.88%, 10/30/30	500	467
2.57%, 02/11/31	3,700	3,389
5.56%, 07/25/34	300	310
Willis North America Inc.
2.95%, 09/15/29	1,500	1,412
		249,572
Utilities 9.1%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (d)	524	468
AES Corporation, The
5.45%, 06/01/28	2,900	2,960
2.45%, 01/15/31	100	87
6.95%, 07/15/55 (c)	700	685
American Electric Power Company, Inc.
5.20%, 01/15/29	1,000	1,026
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (b)	100	134
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,466
Black Hills Corporation
2.50%, 06/15/30	1,400	1,261
6.00%, 01/15/35	325	337
Cameron LNG, LLC
3.40%, 01/15/38 (d)	1,300	1,108
Capital Power (US Holdings) Inc.
6.19%, 06/01/35 (d)	400	413
CenterPoint Energy Houston Electric, LLC
5.05%, 03/01/35	100	100
Connecticut Light and Power Company, The
4.90%, 07/01/33	400	400
DTE Electric Company
2.25%, 03/01/30	1,300	1,189
DTE Energy Company
2.95%, 03/01/30	500	466
Duke Energy Progress, LLC
5.05%, 03/15/35	1,700	1,708
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (d)	1,000	972
Edison International
5.45%, 06/15/29	1,500	1,483
Electricite de France
4.88%, 09/21/38 (d)	1,100	1,013
Entergy Corporation
2.80%, 06/15/30	2,600	2,401
Entergy Texas, Inc.
1.75%, 03/15/31	700	603
5.25%, 04/15/35	700	706
EP Infrastructure, a.s.
1.82%, 03/02/31, EUR (b)	100	105
EPH Financing International, a.s.
5.88%, 11/30/29, EUR (b)	700	878
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	903
Florida Power & Light Company
4.80%, 05/15/33	2,000	2,006
Georgia Power Company
3.70%, 01/30/50	400	298
3.25%, 03/15/51	2,300	1,580
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	201
ITC Holdings Corp.
2.95%, 05/14/30 (d)	1,800	1,674
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (d)	1,200	1,192
Mississippi Power Company
3.95%, 03/30/28	2,400	2,389
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (b)	1,400	1,201
National Grid PLC
5.81%, 06/12/33	1,000	1,051
New York State Electric & Gas Corporation
3.30%, 09/15/49 (d)	100	66
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	400	410
2.25%, 06/01/30	475	428
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	414
PacifiCorp
5.30%, 02/15/31	900	927
6.25%, 10/15/37	1,087	1,149
7.38%, 09/15/55	700	724
PECO Energy Company
3.00%, 09/15/49	800	526
PG&E Company
3.30%, 03/15/27 - 08/01/40	5,100	4,385
3.75%, 07/01/28	250	242
3.25%, 06/01/31	1,400	1,256
6.00%, 08/15/35	400	405
4.60%, 06/15/43	600	481
4.30%, 03/15/45	200	151
4.25%, 03/15/46	1,200	893
4.95%, 07/01/50 (c)	500	403
5.25%, 03/01/52	2,300	1,916
Public Service Company of Colorado
1.88%, 06/15/31	2,700	2,322
Public Service Company of Oklahoma
5.45%, 01/15/36	1,700	1,712
Public Service Electric And Gas Company
4.85%, 08/01/34	500	499
San Diego Gas & Electric Company
5.40%, 04/15/35	1,500	1,532
4.10%, 06/15/49	200	153
Southern California Edison Company
5.35%, 03/01/26	700	704
5.30%, 03/01/28	4,200	4,252
5.65%, 10/01/28	1,100	1,127
5.25%, 03/15/30	700	707
6.05%, 03/15/39	400	400
3.60%, 02/01/45	400	275
4.00%, 04/01/47	1,100	790
Southern California Gas Company
2.55%, 02/01/30	1,500	1,380
5.20%, 06/01/33	1,800	1,824
SPP - distribucia , a.s.
1.00%, 06/09/31, EUR (b)	300	301
SW (Finance) I PLC
7.00%, 04/16/40, GBP (b)	1,000	1,307
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,287
5.30%, 12/15/34	700	691
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (d)	39	59
Thames Water Utilities Finance PLC
9.75%, 10/10/27, GBP (d)	36	54
4.38%, 01/18/31, EUR (b)	900	684
4.38%, 07/03/34, GBP (b)	600	540
Thames Water Utilities Limited
0.00%, 03/22/27, GBP (d) (m)	10	11
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (d)	2,870	2,794
The Southern Company
4.25%, 07/01/36	400	367
Virginia Electric and Power Company
5.15%, 03/15/35	500	502
Vistra Operations Company LLC
6.00%, 04/15/34 (d)	900	934
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (b)	700	741
		77,189

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Energy 8.5%
ADNOC Murban RSC Ltd.
4.25%, 09/11/29 (d)	1,500	1,490
Aker BP ASA
4.00%, 01/15/31 (d)	2,950	2,803
Canadian Natural Resources Limited
6.45%, 06/30/33 (c)	500	533
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,100	2,120
3.70%, 11/15/29	800	772
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	800	821
5.55%, 10/30/35 (d)	1,900	1,910
Cheniere Energy, Inc.
5.65%, 04/15/34	100	102
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (d)	300	301
Devon Energy Corporation
5.20%, 09/15/34	400	388
DT Midstream, Inc.
5.80%, 12/15/34 (d)	350	357
Enbridge Inc.
6.20%, 11/15/30	1,500	1,605
5.70%, 03/08/33	1,700	1,763
Energy Transfer LP
4.20%, 04/15/27	1,200	1,196
6.55%, 12/01/33	800	868
4.90%, 03/15/35	554	531
6.05%, 06/01/41	1,300	1,299
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	2,963
Eni S.P.A.
5.95%, 05/15/54 (d)	700	676
Enterprise Products Operating LLC
4.95%, 02/15/35	2,500	2,492
5.20%, 01/15/36	900	907
7.57%, (3 Month Term SOFR + 3.25%), 08/16/77 (g)	250	250
EQT Corporation
4.50%, 01/15/29 (d)	370	366
5.75%, 02/01/34	500	517
Expand Energy Corporation
5.70%, 01/15/35	500	508
Flex Intermediate Holdco, LLC
3.36%, 06/30/31 (d)	2,200	1,960
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (d)	800	726
Gaz Finance PLC
0.00%, 01/27/29 (b) (i) (j)	1,800	1,278
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (d)	1,500	1,516
Kinder Morgan, Inc.
5.95%, 08/01/54	1,000	984
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (d)	500	496
MPLX LP
2.65%, 08/15/30	3,700	3,347
5.20%, 12/01/47	1,638	1,429
4.90%, 04/15/58	300	241
Occidental Petroleum Corporation
7.88%, 09/15/31	2,050	2,307
6.20%, 03/15/40	10	10
ONEOK Partners, L.P.
6.20%, 09/15/43	500	498
ONEOK, Inc.
4.75%, 10/15/31	4,100	4,067
4.95%, 07/13/47	2,500	2,100
Petroleos Mexicanos
6.84%, 01/23/30	400	387
QatarEnergy LNG
5.84%, 09/30/27 (d)	117	119
Sabine Pass Liquefaction, LLC
5.90%, 09/15/37	1,000	1,049
Santos Finance Ltd
6.88%, 09/19/33 (d)	2,300	2,515
Saudi Arabian Oil Company
2.25%, 11/24/30 (d)	200	178
5.75%, 07/17/54 (d)	400	375
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,218
6.13%, 03/15/33	1,100	1,159
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (d)	5,100	4,710
Var Energi ASA
8.00%, 11/15/32 (d)	500	567
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,400	2,181
6.25%, 01/15/30 (d)	600	619
4.13%, 08/15/31 (d)	300	278
Venture Global LNG, Inc.
9.88%, 02/01/32 (d)	1,100	1,188
Vine Energy Holdings LLC
6.75%, 04/15/29 (d)	300	304
Western Midstream Operating, LP
5.45%, 11/15/34	300	294
Williams Companies, Inc., The
5.60%, 03/15/35	1,400	1,440
5.30%, 09/30/35	1,800	1,802
Woodside Finance Limited
4.50%, 03/04/29 (d)	2,000	1,978
5.40%, 05/19/30	500	507
5.10%, 09/12/34	500	483
		71,848
Real Estate 7.6%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	2,000	1,849
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,329
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,193
American Tower Corporation
5.65%, 03/15/33	1,200	1,250
5.90%, 11/15/33	1,900	2,008
3.70%, 10/15/49	2,100	1,536
Brixmor Operating Partnership LP
3.90%, 03/15/27	600	595
Canary Wharf Group Investment Holdings PLC
1.75%, 04/07/26, EUR (b)	637	735
CBRE Services, Inc.
5.50%, 04/01/29	200	207
COPT Defense Properties
2.25%, 03/15/26	400	394
CoStar Group, Inc.
2.80%, 07/15/30 (d)	1,100	994
Crown Castle Inc.
2.50%, 07/15/31	500	435
5.20%, 09/01/34	1,700	1,684
Digital Dutch Finco B.V.
1.50%, 03/15/30, EUR (b)	1,400	1,523
EPR Properties
4.75%, 12/15/26	200	200
4.50%, 06/01/27	100	99
3.60%, 11/15/31	1,800	1,634
Equinix, Inc.
2.15%, 07/15/30	1,700	1,512
Essex Portfolio, L.P.
2.65%, 03/15/32	3,900	3,408
5.50%, 04/01/34	600	614
Extra Space Storage LP
2.20%, 10/15/30	1,000	884
Fideicomiso Fibra Uno
7.38%, 02/13/34 (d)	800	812
GLP Financing, LLC
5.75%, 06/01/28	300	308
5.30%, 01/15/29	700	707
4.00%, 01/15/31	5,600	5,283
Goodman US Finance Six, LLC
5.13%, 10/07/34 (d)	2,000	1,998

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Healthpeak OP, LLC
5.38%, 02/15/35	400	404
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	366
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	3,600	3,398
3.50%, 09/15/30 (f)	3,400	3,159
Hudson Pacific Properties, L.P.
5.95%, 02/15/28	500	488
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	700	596
4.15%, 04/15/32	3,100	2,932
Kaisa Group Holdings Ltd.
0.00%, 04/09/49 - 11/12/49 (b) (i) (j)	3,700	157
0.00%, 06/30/49 (b) (i) (j)	300	13
Kilroy Realty, L.P.
3.05%, 02/15/30	1,000	905
6.25%, 01/15/36	700	697
Newmark Group, Inc.
7.50%, 01/12/29 (c) (f)	700	742
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,812
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.25%, 08/15/32	1,300	1,312
Physicians Realty L.P.
3.95%, 01/15/28	200	198
Piedmont Operating Partnership, LP
9.25%, 07/20/28 (f)	500	557
3.15%, 08/15/30	500	449
ProLogis, L.P.
4.20%, 02/15/33, CAD (b)	700	517
Realty Income Corporation
3.20%, 02/15/31 (c)	600	558
3.88%, 06/20/35, EUR	700	816
Sabra Health Care Limited Partnership
3.20%, 12/01/31	600	535
Safehold GL Holdings LLC
5.65%, 01/15/35	300	300
Store Capital LLC
5.40%, 04/30/30 (d)	800	809
Sunac China Holdings Limited
6.00%, 09/30/25 (d) (i) (j) (l)	69	8
6.25%, 09/30/26 (d) (i) (j) (l)	69	8
6.50%, 09/30/27 (d) (i) (j) (l)	139	17
6.75%, 09/30/28 (d) (i) (j) (l)	208	25
7.00%, 09/30/29 (d) (i) (j) (l)	209	25
7.25%, 09/30/30 (d) (i) (j) (l)	98	12
VICI Properties Inc.
5.75%, 02/01/27 (d)	400	406
3.88%, 02/15/29 (d)	2,500	2,422
4.13%, 08/15/30 (d)	400	384
Welltower OP LLC
4.50%, 07/01/30	1,500	1,507
Weyerhaeuser Company
4.00%, 11/15/29 (c)	2,000	1,965
4.00%, 04/15/30	2,300	2,244
Yango Justice International Limited
0.00%, 04/15/49 (b) (i) (j)	600	—
		64,934
Health Care 6.6%
AbbVie Inc.
5.20%, 03/15/35	800	818
4.40%, 11/06/42	1,381	1,214
5.60%, 03/15/55	900	902
Adventist Health System/West
2.95%, 03/01/29	1,000	930
Alcon Finance Corporation
2.60%, 05/27/30 (d)	700	640
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	3,300	3,392
5.60%, 03/02/43	2,700	2,677
5.65%, 03/02/53	800	780
AstraZeneca Finance LLC
4.90%, 02/26/31	1,900	1,952
Bausch Health Companies Inc.
11.00%, 09/30/28 (d)	270	268
14.00%, 10/15/30 (d)	53	46
Bayer US Finance LLC
6.38%, 11/21/30 (d)	4,800	5,114
6.50%, 11/21/33 (d)	800	858
Becton, Dickinson and Company
5.08%, 06/07/29	200	205
1.96%, 02/11/31	2,900	2,517
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,337
Centene Corporation
2.45%, 07/15/28	1,100	1,022
3.00%, 10/15/30	4,900	4,379
2.50%, 03/01/31	300	258
Cigna Group, The
2.40%, 03/15/30	1,141	1,040
CVS Health Corporation
4.30%, 03/25/28	1,700	1,693
5.00%, 01/30/29	500	508
7.51%, 01/10/32 (d)	33	34
Elevance Health, Inc.
4.10%, 05/15/32	200	192
4.75%, 02/15/33	3,600	3,578
6.10%, 10/15/52	900	918
HCA Inc.
3.50%, 09/01/30	700	662
3.63%, 03/15/32	4,900	4,523
5.50%, 06/01/33 (c)	1,800	1,844
5.50%, 06/15/47	900	837
Illumina, Inc.
5.75%, 12/13/27	100	102
2.55%, 03/23/31	200	176
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	503
Mars, Incorporated
5.65%, 05/01/45 (d)	1,300	1,304
Stryker Corporation
4.85%, 12/08/28	2,000	2,040
4.25%, 09/11/29	900	899
4.63%, 09/11/34	500	492
2.90%, 06/15/50	300	196
Sutter Health
5.16%, 08/15/33	300	305
UnitedHealth Group Incorporated
4.95%, 01/15/32	1,643	1,664
5.15%, 07/15/34	500	505
3.50%, 08/15/39	800	646
5.50%, 07/15/44	500	487
5.63%, 07/15/54	1,000	970
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/35	400	410
Zoetis Inc.
3.00%, 09/12/27	200	195
		56,032
Industrials 4.6%
Air Lease Corporation
5.30%, 06/25/26	1,100	1,107
Aircastle Limited
2.85%, 01/26/28 (d)	2,700	2,572
BAE Systems PLC
3.40%, 04/15/30 (d)	300	286
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,625
Boeing Company, The
3.60%, 05/01/34	1,525	1,344
5.81%, 05/01/50 (f)	4,100	3,931
6.86%, 05/01/54 (f)	1,800	1,971
5.93%, 05/01/60 (f)	2,000	1,901
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,500	4,259
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	495
2.45%, 12/02/31	600	527

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
3.50%, 05/01/50	1,200	855
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,616
Embraer Netherlands Finance B.V.
5.98%, 02/11/35	100	103
Equifax Inc.
5.10%, 06/01/28	1,000	1,019
GATX Corporation
3.50%, 03/15/28	500	488
Heathrow Finance PLC
4.13%, 09/01/29, GBP (b) (f) (h)	300	378
HEICO Corporation
5.25%, 08/01/28	300	308
Holcim Finance US LLC
5.40%, 04/07/35 (d)	1,300	1,319
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35	1,500	1,548
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (d)	400	400
Lockheed Martin Corporation
4.80%, 08/15/34	1,000	997
5.20%, 02/15/55	900	843
RTX Corporation
6.10%, 03/15/34	1,300	1,406
5.38%, 02/27/53	900	862
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30	800	820
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (d)	1,300	1,436
Textron Inc.
3.38%, 03/01/28	1,000	974
Verisk Analytics, Inc.
4.13%, 03/15/29	400	397
		38,787
Consumer Discretionary 3.1%
BMW US Capital, LLC
5.26%, (SOFR + 0.92%), 03/21/28 (d) (g)	1,700	1,700
Carnival Corporation
4.00%, 08/01/28 (d)	1,100	1,077
Choice Hotels International, Inc.
5.85%, 08/01/34	400	402
Ferguson Finance PLC
3.25%, 06/02/30 (d)	3,900	3,671
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (d)	500	511
Hyatt Hotels Corporation
5.38%, 12/15/31	500	507
Hyundai Capital America
5.10%, 06/24/30 (d)	1,300	1,315
Las Vegas Sands Corp.
3.50%, 08/18/26	600	592
3.90%, 08/08/29	1,100	1,048
6.00%, 08/15/29	3,225	3,314
6.20%, 08/15/34	1,100	1,122
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,012
4.63%, 06/15/30 (f)	200	201
McDonald's Corporation
3.63%, 09/01/49	400	291
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (d)	1,400	1,337
NVR, Inc.
3.00%, 05/15/30	4,400	4,098
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	1,000	974
5.50%, 04/01/28 (d)	400	405
5.63%, 09/30/31 (d)	400	403
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	239
Tapestry, Inc.
5.10%, 03/11/30	500	506
5.50%, 03/11/35	400	401
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,700	1,004
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (c) (d)	500	503
		26,633
Information Technology 2.9%
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	616
Broadcom Inc.
3.14%, 11/15/35 (d)	1,622	1,366
3.19%, 11/15/36 (d)	1,093	906
4.93%, 05/15/37 (d)	2,858	2,775
CDW Finance Corporation
3.25%, 02/15/29	800	757
3.57%, 12/01/31	1,400	1,288
CGI Inc.
4.95%, 03/14/30 (d)	400	404
Flex Ltd.
5.25%, 01/15/32	600	607
Infor, Inc.
1.75%, 07/15/25 (d)	800	799
Micron Technology, Inc.
4.66%, 02/15/30	400	400
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,308
NXP B.V.
3.40%, 05/01/30	899	852
Oracle Corporation
2.30%, 03/25/28	6,000	5,696
4.00%, 07/15/46	900	694
Synopsys, Inc.
5.00%, 04/01/32	1,500	1,520
VMware LLC
3.90%, 08/21/27	1,800	1,784
4.70%, 05/15/30 (f)	3,100	3,108
		24,880
Communication Services 2.1%
Altice France Holding S.A.
5.13%, 07/15/29 (d)	448	370
5.50%, 10/15/29 (d)	230	191
Charter Communications Operating, LLC
3.50%, 03/01/42	3,000	2,140
5.75%, 04/01/48	300	273
4.80%, 03/01/50 (c)	2,000	1,597
3.85%, 04/01/61	200	128
3.95%, 06/30/62	1,500	969
Comcast Corporation
5.50%, 05/15/64	700	651
Fox Corporation
6.50%, 10/13/33	900	973
Live Nation Entertainment, Inc.
3.75%, 01/15/28 (c) (d)	200	194
Netflix, Inc.
3.88%, 11/15/29, EUR (b)	1,400	1,722
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (d) (l)	125	82
8.50%, 12/31/28 (d) (l)	257	17
Paramount Global
3.70%, 06/01/28	800	778
T-Mobile USA, Inc.
3.50%, 04/15/31	1,050	986
5.15%, 04/15/34	100	101
4.70%, 01/15/35	2,300	2,229
3.30%, 02/15/51	3,500	2,326
5.75%, 01/15/54	2,100	2,059
		17,786
Consumer Staples 1.1%
Ashtead Capital, Inc.
4.00%, 05/01/28 (d)	400	394
5.80%, 04/15/34 (d)	1,100	1,125
CSL Finance PLC
4.05%, 04/27/29 (d)	400	397
Diageo Capital PLC
2.00%, 04/29/30	1,150	1,034
Greene King Finance PLC
5.32%, 09/15/31, GBP (b) (h)	276	379

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,404
JDE Peet's N.V.
1.13%, 06/16/33, EUR (b)	100	97
Kraft Heinz Foods Company
6.88%, 01/26/39	1,200	1,327
Massachusetts Institute of Technology
4.68%, 07/01/14	200	167
Philip Morris International Inc.
4.13%, 04/28/28	500	499
5.38%, 02/15/33 (c)	1,500	1,548
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (d)	950	844
		9,215
Materials 0.5%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (b) (d) (i) (j) (k)	900	—
Synthos Spolka Akcyjna
2.50%, 06/07/28, EUR (b)	400	443
Unigel Luxembourg SA
13.50%, 12/31/27 (d) (l)	160	127
11.00%, 12/31/28 (d) (l)	399	110
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,247
		3,927
Total Corporate Bonds And Notes (cost $668,613)		640,803
GOVERNMENT AND AGENCY OBLIGATIONS 14.4%
U.S. Treasury Note 4.8%
Treasury, United States Department of
2.75%, 08/15/32 (n)	3,800	3,505
4.13%, 11/15/32 (n)	2,500	2,517
4.00%, 02/15/34	35,400	35,038
		41,060
Mortgage-Backed Securities 4.5%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	389	361
4.50%, 09/01/48 - 09/01/53	943	905
3.00%, 05/01/52	440	381
6.50%, 02/01/54	3,069	3,170
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	171	156
4.50%, 08/01/48 - 01/01/49	184	177
4.00%, 03/01/49 - 05/01/50	1,427	1,344
6.00%, 11/01/53	351	357
TBA, 3.00%, 07/15/55 (o)	200	173
TBA, 4.00%, 08/15/55 (o)	11,900	11,061
Government National Mortgage Association
TBA, 4.50%, 07/15/55 (o)	2,600	2,488
TBA, 5.00%, 07/15/55 - 08/15/55 (o)	2,900	2,847
TBA, 4.00%, 08/15/55 (o)	13,700	12,728
TBA, 6.00%, 08/15/55 (o)	1,600	1,621
		37,769
Sovereign 4.4%
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (d) (h)	144	84
0.00%, 02/01/30 - 02/01/36 (d) (h)	83	37
Cabinet Office, Government of Japan
2.00%, 12/20/44, JPY	390,000	2,566
2.40%, 03/20/45 - 03/20/55, JPY	274,800	1,904
2.20%, 03/20/64, JPY	164,000	915
Cassa Depositi E Prestiti Societa' Per Azioni
5.88%, 04/30/29 (d)	1,000	1,045
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	2,543	780
6.15%, 08/12/32, PEN (b)	100	29
6.15%, 08/12/32, PEN (d)	1,922	560
7.30%, 08/12/33, PEN	5,400	1,669
5.40%, 08/12/34, PEN (b)	12,600	3,354
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 05/07/36	700	692
Government of Saudi Arabia
5.13%, 01/13/28 (d)	1,800	1,828
4.75%, 01/16/30 (d)	200	202
2.25%, 02/02/33 (d)	5,100	4,267
3.75%, 03/05/37, EUR (d)	300	344
HM Treasury
4.38%, 07/31/54, GBP (b)	1,227	1,463
Israel, State of
5.38%, 03/12/29	2,700	2,749
Ministry of Finance
5.38%, 02/19/30	400	408
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (b) (i) (j)	200	205
0.00%, 04/04/42 (b) (d) (i) (j)	200	135
Presidencia da Republica
7.13%, 05/13/54 (c)	700	668
Presidencia De La Nacion
0.75%, 07/09/30 (h)	90	72
4.13%, 07/09/35 (h)	188	128
3.50%, 07/09/41 (h)	1,100	690
Romania, Government of
2.13%, 03/07/28, EUR (d)	200	226
5.38%, 03/22/31, EUR (d)	500	590
5.25%, 05/30/32, EUR (d)	1,000	1,157
3.75%, 02/07/34, EUR (d)	800	802
South Africa, Parliament of
8.88%, 02/28/35, ZAR	82,390	4,345
8.50%, 01/31/37, ZAR	73,200	3,597
		37,511
Treasury Inflation Indexed Securities 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (p)	21,204	1,107
4.00%, 11/30/28, MXN (p)	34,775	1,817
2.75%, 11/27/31, MXN (p)	25,615	1,208
		4,132
Municipal 0.2%
Grand Canyon University
7.38%, 10/01/29	500	518
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,059	1,083
		1,601
Total Government And Agency Obligations (cost $121,811)		122,073
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.1%
AIMCO CLO Series 2015-A
Series 2015-AR3-AA, 5.53%, (3 Month Term SOFR + 1.25%), 10/17/34 (g)	1,000	1,001
Air Canada
Series 2015-A-1, 3.60%, 03/15/27	110	107
Series 2020-A-2, 5.25%, 04/01/29	47	47
Series 2017-A-1, 3.55%, 01/15/30	334	310
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	712	710
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,681	1,011
Series 2005-2A1-27, REMIC, 4.53%, (12 Month Treasury Average + 1.35%), 08/25/35 (g) (q)	45	36
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,245	893
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	746	731
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	489	248
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	2,956	1,700
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	461	450
Series 2015-AA-2, 3.60%, 09/22/27	574	554
Series 2016-AA-1, 3.58%, 01/15/28	179	172
Series 2016-AA-2, 3.20%, 06/15/28	1,153	1,100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2017-AA-2, 3.35%, 10/15/29	1,677	1,580
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	146	133
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.62%, (12 Month Treasury Average + 0.94%), 10/25/46 (g) (h) (q)	296	211
Anchorage Capital CLO 6 Ltd
Series 2015-AR3-6A, 5.71%, (3 Month Term SOFR + 1.44%), 04/24/34 (g)	1,000	1,002
Apidos CLO XXXIV LLC
Series 2021-A-35A, 5.58%, (3 Month Term SOFR + 1.31%), 04/20/34 (g)	2,500	2,502
Ares XXXIV CLO, Ltd.
Series 2015-AR3-2A, 5.60%, (3 Month Term SOFR + 1.32%), 04/18/33 (g)	1,300	1,303
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	8	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.77%, 11/20/36 (g)	1,349	1,144
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 5.17%, 04/25/35 (g)	236	218
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 4.80%, 06/25/35 (g)	205	188
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.77%, 07/25/36 (g)	530	471
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 4.90%, (1 Month Term SOFR + 0.34%), 11/25/36 (g) (h) (q)	1,000	970
Benefit Street Partners CLO IV, Ltd.
Series 2014-AR4-IVA, 5.62%, (3 Month Term SOFR + 1.35%), 04/20/34 (g)	1,000	1,001
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 5.47%, (3 Month Term SOFR + 1.19%), 10/25/30 (g)	1,415	1,415
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	267	255
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,247	1,109
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.58%, (1 Month Term SOFR + 1.26%), 08/19/38 (g) (h)	266	265
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.32%, (1 Month Term SOFR + 1.01%), 02/15/39 (g)	556	556
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.83%, (1 Month Term SOFR + 1.51%), 11/18/37 (g)	344	343
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 1.23%, 01/25/37 (g) (h) (q)	547	153
Centex Corporation
Series 2004-MV1-D, REMIC, 5.20%, (1 Month Term SOFR + 1.04%), 09/25/34 (g) (h) (q)	17	16
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	549	262
CIFC Funding 2019-V Ltd
Series 2019-A1R1-5A, 5.66%, (3 Month Term SOFR + 1.40%), 01/15/35 (g)	2,100	2,102
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.22%, (1 Month Term SOFR + 0.53%), 11/25/34 (g) (q)	284	259
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.56%, (3 Month Term SOFR + 1.29%), 04/22/30 (g)	23	23
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 5.83%, (1 Month Term SOFR + 1.51%), 07/15/38 (g)	1,700	1,524
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 5.40%, (1 Month Term SOFR + 1.18%), 06/15/34 (g) (h)	65	63
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 4.71%, (1 Month Term SOFR + 0.25%), 07/25/35 (g) (h)	47	43
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.52%, (1 Month Term SOFR + 0.85%), 06/25/37 (g) (h) (q)	430	422
CWABS, Inc.
Series 2004-M1-4, REMIC, 5.16%, (1 Month Term SOFR + 0.83%), 07/25/34 (g) (h)	4	4
Series 2004-M1-5, REMIC, 5.29%, (1 Month Term SOFR + 0.97%), 08/25/34 (g) (h)	—	—
Series 2005-1A-AB4, REMIC, 4.13%, (1 Month Term SOFR + 0.59%), 03/25/36 (g) (h) (q)	16	15
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,072
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	561	529
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (g)	3,774	3,775
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 4.45%, (1 Month Term SOFR + 1.54%), 10/25/34 (g) (h) (q)	392	384
Golub Capital Partners
Series 2024-A1-1A, 5.52%, 04/20/33 (g)	633	633
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.47%, (1 Month Term SOFR + 0.62%), 01/25/36 (g) (h) (q)	250	206
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 1.64%, (1 Month Term SOFR + 0.39%), 09/25/36 (g) (h) (q)	2,510	823
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 3.01%, (1 Month Term SOFR + 0.52%), 12/19/36 (g) (h) (q)	364	300
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 3.84%, (1 Month Term SOFR + 0.59%), 07/25/35 (g) (h) (q)	218	198
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 2.43%, 08/25/36 (g) (h) (q)	965	570
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 4.12%, (1 Month Term SOFR + 0.52%), 07/25/36 (g) (h) (q)	142	139
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	223	193
Series 2020-1A-1, 4.00%, 11/15/32	2,046	1,902
LCM 35 Ltd.
Series A1R-35A, 5.34%, (3 Month Term SOFR + 1.08%), 10/15/34 (g)	1,900	1,900
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 1.09%, (1 Month Term SOFR + 0.43%), 09/25/36 (g) (h) (q)	889	230
Magnetite XII, Ltd.
Series 2015-AR4-12A, 5.41%, (3 Month Term SOFR + 1.15%), 10/15/31 (g)	439	439
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 2.78%, (1 Month Term SOFR + 0.83%), 12/25/34 (g) (h) (q)	597	557
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 9.31%, (1 Month Term SOFR + 0.86%), 09/25/35 (g) (h) (q)	517	493
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.65%, (1 Month Term SOFR + 1.35%), 02/20/37 (g)	728	728
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 1.96%, (1 Month Term SOFR + 0.21%), 04/25/37 (g) (h) (q)	8	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 4.89%, (1 Month Term SOFR + 0.51%), 04/25/36 (g) (h) (q)	280	218
Neuberger Berman Loan Advisers Clo 43 Ltd
Series 2021-AR-43A, 5.33%, (3 Month Term SOFR + 1.05%), 07/17/36 (g)	2,400	2,395

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 3.22%, (1 Month Term SOFR + 0.82%), 02/25/36 (g) (h) (q)	300	241
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 3.64%, (1 Month Term SOFR + 0.27%), 08/25/36 (g) (h) (q)	154	153
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (g)	315	306
Ocean Trails CLO 8
Series 2020-ARR-8A, 5.55%, (3 Month Term SOFR + 1.29%), 07/15/34 (g)	1,000	1,000
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	29	23
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 3.01%, 09/25/37 (g) (h) (q)	137	53
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	22	20
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 4.48%, (1 Month Term SOFR + 0.57%), 12/25/35 (g) (h) (q)	129	100
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 5.31%, (1 Month Term SOFR + 1.00%), 01/15/27 (g)	1,600	1,594
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (i) (j)	491	433
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.55%, 08/25/35 (g) (q)	1	1
Symphony CLO XXIV Ltd
Series 2020-AR-24A, 6.52%, 01/23/32 (g)	798	798
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (b)	546	736
Trinitas CLO XII Ltd
Series 2020-A1R-12A, 5.65%, (3 Month Term SOFR + 1.37%), 04/25/33 (g)	2,200	2,200
Trinitas CLO XIV, Ltd.
Series 2020-A1R-14A, 5.62%, (3 Month Term SOFR + 1.34%), 01/25/34 (g)	1,000	1,000
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	47	46
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	793	799
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,482	3,104
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	410	406
Total Non-U.S. Government Agency Asset-Backed Securities (cost $63,784)		60,330
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Health Care 0.3%
Bausch & Lomb Corporation
Term Loan, 0.00%, (SOFR + 4.25%), 12/17/30 (g) (r)	2,100	2,101
Financials 0.2%
Republic of Panama
Term Loan, 4.10%, (3 Month EURIBOR + 1.75%), 03/07/27, EUR (g) (k)	1,400	1,646
Utilities 0.0%
Thames Water Utils Ltd
Term Loan, 0.00%, 12/31/49, GBP (g) (k) (r)	76	97
Industrials 0.0%
Carnival Corporation
2025 Term Loan (2027), 6.31%, (1 Month Term SOFR + 2.00%), 08/09/27 (g)	96	96
Total Senior Floating Rate Instruments (cost $3,785)		3,940
PREFERRED STOCKS 0.1%
Financials 0.1%
Morgan Stanley, 6.50%, (25, 10/15/27) (a) (c)	35	890
Total Preferred Stocks (cost $865)		890
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	23
DrillCo Holding Lux S.A. (i) (k)	—	8
DrillCo Holding Lux S.A. (i) (k)	3	68
Stichting Administratiekantoor Unigel Creditors (i) (k)	1	—
SVB Financial Group (i)	104	1
		103
Communication Services 0.0%
Oi S.A. - Em Recuperacao Judicial (i)	45	5
Total Common Stocks (cost $79)		108
SHORT TERM INVESTMENTS 4.0%
U.S. Treasury Bill 3.5%
Treasury, United States Department of
4.29%, 07/08/25	1,496	1,495
4.29%, 07/22/25 (n)	100	100
4.08%, 07/24/25 (n)	287	286
4.29%, 08/07/25 (n)	5,300	5,277
4.26%, 09/16/25	15,426	15,286
4.25%, 09/25/25 (n)	4,100	4,059
4.28%, 10/14/25 (n)	3,200	3,161
		29,664
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (s) (t)	4,254	4,254
Total Short Term Investments (cost $33,918)		33,918
Total Investments 101.6% (cost $892,855)		862,062
Other Derivative Instruments (0.1)%		(584)
Other Assets and Liabilities, Net (1.5)%		(13,163)
Total Net Assets 100.0%		848,315

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $141,732 and 16.7% of the Fund.

(e) Convertible security.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(i) Non-income producing security.

(j) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $30,621.

(p) Treasury inflation indexed note, par amount is not adjusted for inflation.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,876	69,245	72,121	23	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	3,752	20,716	20,214	59	—	—	4,254	0.5
	6,628	89,961	92,335	82	—	—	4,254	0.5

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.5%
United Kingdom	4.3
Japan	2.3
Canada	1.8
Cayman Islands	1.7
Switzerland	1.3
Germany	1.2
Australia	1.0
Saudi Arabia	1.0
South Africa	0.9
France	0.8
Peru	0.7
Ireland	0.7
Mexico	0.7
Brazil	0.7
Italy	0.6
Spain	0.6
Netherlands	0.5
Norway	0.4
Israel	0.4
Romania	0.3
Austria	0.3
Multi-National	0.2
Russian Federation	0.2
United Arab Emirates	0.2
India	0.2
Czech Republic	0.1
Argentina	0.1
Luxembourg	0.1
Denmark	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Summary of Investments by Country^	Total Long Term Investments
Belgium	0.1
Poland	—
Slovakia	—
China	—
Ukraine	—
Qatar	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/22/25	643	729	0.1
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	134	—
Aviva PLC, 7.75% (callable at 100, 09/30/32)	03/24/25	388	419	—
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,233	3,446	0.4
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	01/22/25	1,285	1,465	0.2
Canary Wharf Group Investment Holdings PLC, 1.75%, 04/07/26	06/25/25	731	735	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	714	780	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.15%, 08/12/32	02/26/25	28	29	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	10/23/24	3,100	3,354	0.4
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/22/25	1,601	1,831	0.2
Cooperatieve Rabobank U.A., 4.38% (callable at 100, 06/29/27)	03/10/25	862	939	0.1
Digital Dutch Finco B.V., 1.50%, 03/15/30	10/08/24	1,402	1,523	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EP Infrastructure, a.s., 1.82%, 03/02/31	07/10/24	91	105	—
EPH Financing International, a.s., 5.88%, 11/30/29	03/05/25	803	878	0.1
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,457	2,318	0.3
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,278	0.1
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	394	379	—
Heathrow Finance PLC, 4.13%, 09/01/29	03/05/25	356	378	—
HM Treasury, 4.38%, 07/31/54	03/21/25	1,380	1,463	0.2
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	87	97	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	13	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	08/14/20	301	13	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/49	02/25/21	2,047	86	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/49	04/20/21	1,009	41	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/49	11/09/20	414	17	—
KBC Groep, 6.25% (callable at 100, 09/17/31)	03/06/25	447	484	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	205	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/16/22	58	135	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,170	1,201	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,811	1,722	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	11	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	417	343	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	247	206	—
ProLogis, L.P., 4.20%, 02/15/33	01/28/25	485	517	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
SPP - distribucia , a.s., 1.00%, 06/09/31	07/10/24	264	301	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	758	845	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,202	1,307	0.2
Synthos Spolka Akcyjna, 2.50%, 06/07/28	03/06/25	401	443	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	673	736	0.1
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	06/20/24	861	684	0.1
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	05/22/24	621	540	0.1
UBS Group AG, 9.25% (callable at 100, 11/13/28)	03/11/25	436	436	0.1
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	—	—
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	687	741	0.1
		43,211	33,320	3.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	172	December 2026		41,278	15	404
3 Month SOFR Index	132	March 2027		31,691	12	309
3 Month SOFR Index	304	June 2027		72,984	23	702
3 Month SOFR Index	278	September 2027		66,725	21	624
3 Month SOFR Index	330	December 2027		79,218	25	679
3 Month SOFR Index	231	March 2028		55,400	17	493
Euro Bund	7	September 2025	EUR	918	(3)	(8)
United States 10 Year Note	254	September 2025		27,911	79	569
United States 10 Year Ultra Bond	112	September 2025		12,514	54	284
United States 2 Year Note	747	October 2025		154,837	41	557
United States 5 Year Note	836	October 2025		90,212	111	912
United States Ultra Bond	689	September 2025		79,485	926	2,592
					1,321	8,117
Short Contracts
Euro BOBL	(208)	September 2025	EUR	(24,569)	42	106
United States Long Bond	(44)	September 2025		(4,858)	(44)	(223)
					(2)	(117)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.58	(M)	04/02/30	MXN	1,800	—	—
6M Australian Bank Bill Short Term Rate (S)	Paying	4.25	(S)	03/19/30	AUD	31,200	(24)	304
6M EURIBOR (S)	Receiving	2.25	(A)	09/17/55	EUR	13,000	77	540
6M EURIBOR (S)	Paying	2.25	(A)	09/17/30	EUR	22,610	(38)	257
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	500	(1)	(16)
6M EURIBOR (S)	Paying	2.61	(A)	03/24/35	EUR	400	(1)	—
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	400	(1)	(3)
6M EURIBOR (S)	Paying	2.25	(A)	09/17/35	EUR	15,900	(46)	196
BRAZIBOR (A)	Paying	12.03	(A)	01/04/27	BRL	60,600	11	(236)
BRAZIBOR (A)	Paying	13.32	(A)	01/02/29	BRL	3,400	3	4
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	32,000	31	34
BRAZIBOR (A)	Paying	13.40	(A)	01/02/29	BRL	45,000	43	71
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/19/30	GBP	17,060	9	341
U.S. SOFR (A)	Receiving	3.00	(A)	12/18/25		8,200	—	(147)
U.S. SOFR (A)	Receiving	4.14	(A)	01/03/26		8,200	(1)	4
U.S. SOFR (A)	Receiving	3.62	(A)	11/30/29		23,869	(34)	(220)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	(54)	305
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/30		13,400	(21)	34
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30		10,700	(18)	(69)
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32		2,543	(6)	(35)
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		20	—	—
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	(4)	10
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		200	(1)	2
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	(5)	15
U.S. SOFR (A)	Receiving	3.90	(A)	02/15/35		13,420	(47)	(180)
U.S. SOFR (A)	Receiving	3.87	(A)	03/05/35		10,600	(37)	(138)
U.S. SOFR (A)	Receiving	3.93	(A)	03/24/35		1,400	(5)	(29)
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		12,110	(81)	698
							(251)	1,742

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AES Corporation, The (Q)	0.88	5.00	12/20/28	(300)	40	—	3
American International Group, Inc. (Q)	0.22	1.00	12/20/26	(1,000)	11	—	(10)
AT&T Inc. (Q)	0.24	1.00	12/20/25	(2,600)	9	—	(23)
AT&T Inc. (Q)	0.30	1.00	06/20/26	(2,100)	14	—	(18)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
AT&T Inc. (Q)	0.35	1.00	12/20/26	(800)	7	—	(2)
AT&T Inc. (Q)	0.43	1.00	06/20/28	(500)	8	—	11
Bank of America Corporation (Q)	0.36	1.00	12/20/26	(200)	2	—	(1)
Barclays Bank PLC (Q)	0.23	1.00	12/20/25	(500)	2	—	(1)
Boeing Company, The (Q)	0.40	1.00	06/20/27	(1,000)	11	—	46
CDX.NA.IG.40 (Q)	0.28	1.00	06/20/28	(400)	8	—	4
CDX.NA.IG.41 (Q)	0.34	1.00	12/20/28	(1,200)	26	—	12
CDX.NA.IG.43 (Q)	0.45	1.00	12/20/29	(2,200)	50	1	1
CDX.NA.IG.44 (Q)	0.51	1.00	06/20/30	(177,000)	3,920	83	660
Citigroup Inc. (Q)	0.25	1.00	12/20/25	(1,000)	3	—	(3)
EADS Finance (Q)	0.26	1.00	12/20/28	(300)	9	—	6
EADS Finance (Q)	0.28	1.00	06/20/29	(900)	29	1	8
Electricite de France (Q)	0.76	1.00	06/20/30	(700)	9	—	(1)
Elis Services (Q)	0.78	5.00	12/20/29	(400)	85	—	(4)
General Electric Company (Q)	0.09	1.00	06/20/26	(1,000)	9	—	—
General Motors Company (Q)	0.49	5.00	12/20/26	(320)	21	—	(32)
General Motors Company (Q)	0.75	5.00	06/20/28	(1,500)	179	—	(21)
Glencore Finance (Europe) Limited (Q)	1.28	5.00	06/20/31	(600)	144	—	(5)
Hess Corporation (Q)	0.17	1.00	12/20/26	(1,800)	22	—	46
MetLife, Inc. (Q)	0.38	1.00	06/20/28	(800)	14	—	29
Morgan Stanley (Q)	0.24	1.00	12/20/25	(200)	1	—	—
Morgan Stanley (Q)	0.29	1.00	06/20/26	(900)	6	—	—
Mundys S.p.A. (Q)	0.34	1.00	12/20/25	(1,400)	5	—	67
Tesco PLC (Q)	0.25	1.00	12/20/27	(1,700)	37	(1)	37
Verizon Communications Inc. (Q)	0.31	1.00	12/20/26	(1,400)	14	—	(19)
					4,695	84	790

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Notional		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Aug. 2025	EUR	(1)	(4)	EUR	117.25	07/25/25	—	—
Euro BOBL Future, Aug. 2025	EUR	(1)	(4)	EUR	118.50	07/25/25	—	—
Euro Bund Future, Aug. 2025	EUR	(1)	(3)	EUR	129.00	07/25/25	—	—
Euro Bund Future, Aug. 2025	EUR	(1)	(3)	EUR	132.50	07/25/25	—	1
							—	1

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Sep. 2025	Call	113.25	07/25/25	12	1,359	(4)
United States 10 Year Note Future, Sep. 2025	Call	112.75	07/25/25	12	1,353	(5)
United States 10 Year Note Future, Sep. 2025	Put	110.75	07/25/25	12	1,329	(2)
United States 10 Year Note Future, Sep. 2025	Put	110.25	07/25/25	12	1,323	(2)
						(13)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.44, 06/20/30	GSC	Put	0.90	07/16/25	2,800,000		2,800	—
CDX.NA.IG.44, 06/20/30	GSC	Put	0.85	07/16/25	1,400,000		1,400	—
CDX.NA.IG.44, 06/20/30	JPM	Put	1.00	07/16/25	1,300,000		1,300	—
								—
Interest Rate Swaptions
6M EURIBOR, 07/07/35	CIT	Call	2.38	07/03/25	300,000	EUR	300	—
6M EURIBOR, 07/18/35	CIT	Call	2.46	07/16/25	400,000	EUR	400	—
6M EURIBOR, 07/07/35	CIT	Put	2.64	07/03/25	300,000	EUR	300	—
6M EURIBOR, 07/18/35	CIT	Put	2.72	07/16/25	400,000	EUR	400	(1)
U.S. SOFR, 07/11/35	BOA	Call	3.77	07/09/25	600,000		600	(5)
U.S. SOFR, 07/22/35	BOA	Call	3.64	07/18/25	700,000		700	(3)
U.S. SOFR, 07/23/35	BOA	Call	3.70	07/21/25	600,000		600	(5)
U.S. SOFR, 07/28/35	BOA	Call	3.56	07/24/25	600,000		600	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
U.S. SOFR, 07/25/35	CIT	Call	3.61	07/23/25	600,000	600	(3)
U.S. SOFR, 07/28/35	CIT	Call	3.56	07/24/25	600,000	600	(2)
U.S. SOFR, 07/09/35	GSC	Call	3.78	07/07/25	700,000	700	(6)
U.S. SOFR, 07/09/35	GSC	Call	3.68	07/07/25	300,000	300	(1)
U.S. SOFR, 07/16/35	GSC	Call	3.65	07/14/25	800,000	800	(4)
U.S. SOFR, 07/21/35	GSC	Call	3.70	07/17/25	600,000	600	(4)
U.S. SOFR, 07/25/35	GSC	Call	3.58	07/23/25	300,000	300	(1)
U.S. SOFR, 07/30/35	GSC	Call	3.53	07/28/25	600,000	600	(2)
U.S. SOFR, 08/01/35	GSC	Call	3.56	07/30/25	600,000	600	(3)
U.S. SOFR, 07/14/35	JPM	Call	3.77	07/10/25	600,000	600	(6)
U.S. SOFR, 07/07/35	MSC	Call	3.72	07/02/25	700,000	700	(2)
U.S. SOFR, 07/08/35	MSC	Call	3.73	07/03/25	600,000	600	(3)
U.S. SOFR, 07/09/35	MSC	Call	3.67	07/07/25	600,000	600	(2)
U.S. SOFR, 07/16/35	MSC	Call	3.66	07/14/25	900,000	900	(4)
U.S. SOFR, 07/18/35	MSC	Call	3.70	07/16/25	600,000	600	(4)
U.S. SOFR, 07/11/35	BOA	Put	4.12	07/09/25	600,000	600	—
U.S. SOFR, 07/22/35	BOA	Put	4.04	07/18/25	700,000	700	—
U.S. SOFR, 07/23/35	BOA	Put	4.05	07/21/25	600,000	600	—
U.S. SOFR, 07/28/35	BOA	Put	3.91	07/24/25	600,000	600	(1)
U.S. SOFR, 07/25/35	CIT	Put	3.96	07/23/25	600,000	600	(1)
U.S. SOFR, 07/28/35	CIT	Put	3.91	07/24/25	600,000	600	(1)
U.S. SOFR, 07/09/35	GSC	Put	4.03	07/07/25	300,000	300	—
U.S. SOFR, 07/09/35	GSC	Put	4.13	07/07/25	700,000	700	—
U.S. SOFR, 07/16/35	GSC	Put	4.05	07/14/25	800,000	800	—
U.S. SOFR, 07/21/35	GSC	Put	4.10	07/17/25	600,000	600	—
U.S. SOFR, 07/25/35	GSC	Put	3.93	07/23/25	300,000	300	—
U.S. SOFR, 07/30/35	GSC	Put	3.88	07/28/25	600,000	600	(2)
U.S. SOFR, 08/01/35	GSC	Put	3.91	07/30/25	600,000	600	(1)
U.S. SOFR, 07/14/35	JPM	Put	4.12	07/10/25	600,000	600	—
U.S. SOFR, 07/07/35	MSC	Put	4.07	07/02/25	700,000	700	—
U.S. SOFR, 07/08/35	MSC	Put	4.08	07/03/25	600,000	600	—
U.S. SOFR, 07/09/35	MSC	Put	4.02	07/07/25	600,000	600	—
U.S. SOFR, 07/16/35	MSC	Put	4.06	07/14/25	900,000	900	—
U.S. SOFR, 07/18/35	MSC	Put	4.10	07/16/25	600,000	600	—
							(69)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	ANZ	07/02/25	AUD	357	235	3
BRL/USD	CIT	07/02/25	BRL	1,394	257	13
CAD/USD	HSB	07/02/25	CAD	3,843	2,822	26
CHF/USD	ANZ	07/02/25	CHF	261	329	2
CNY/USD	BNP	07/16/25	CNY	26,583	3,714	34
CNY/USD	BCL	08/20/25	CNY	3,281	459	7
CNY/USD	BNP	08/20/25	CNY	4,782	669	3
CNY/USD	BOA	08/20/25	CNY	5,011	701	4
CNY/USD	SCB	08/20/25	CNY	1,579	221	3
DKK/USD	DUB	07/02/25	DKK	3,540	559	3
EUR/USD	ANZ	07/02/25	EUR	457	538	3
EUR/USD	DUB	07/02/25	EUR	18,768	22,108	335
GBP/USD	BCL	07/02/25	GBP	5,771	7,922	69
IDR/USD	BNP	07/16/25	IDR	2,663,920	164	1
IDR/USD	JPM	07/16/25	IDR	5,314,772	327	2
INR/USD	CIT	08/20/25	INR	4,795	56	—
JPY/USD	BCL	07/02/25	JPY	22,878	159	—
JPY/USD	HSB	07/02/25	JPY	553,668	3,845	(9)
JPY/USD	MSC	07/02/25	JPY	285,130	1,980	6
JPY/USD	UBS	07/02/25	JPY	186,043	1,292	7
JPY/USD	BNP	08/04/25	JPY	5,757	40	—
JPY/USD	HSB	08/04/25	JPY	30,621	214	—
JPY/USD	MSC	08/04/25	JPY	905,764	6,316	43
JPY/USD	SCB	08/04/25	JPY	101,739	709	2
KRW/USD	BOA	07/16/25	KRW	346,058	257	3
KRW/USD	CIT	07/16/25	KRW	315,749	234	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	DUB	07/16/25	KRW	675,646	501	9
KRW/USD	JPM	07/16/25	KRW	1,271,030	943	15
MXN/USD	DUB	09/17/25	MXN	2	—	—
NZD/USD	ANZ	07/02/25	NZD	86	53	1
PEN/USD	CIT	07/07/25	PEN	547	155	3
SGD/USD	BOA	07/02/25	SGD	40	31	—
SGD/USD	GSC	07/02/25	SGD	18	14	—
SGD/USD	HSB	07/02/25	SGD	698	549	9
SGD/USD	JPM	07/02/25	SGD	26	21	—
SGD/USD	SCB	07/02/25	SGD	139	109	2
THB/USD	BNP	07/16/25	THB	2,647	82	1
THB/USD	CIT	07/16/25	THB	1,068	33	1
THB/USD	HSB	07/16/25	THB	1,601	49	1
TRY/USD	BCL	07/01/25	TRY	3,895	98	2
TRY/USD	BCL	07/09/25	TRY	19,111	477	9
TRY/USD	BCL	07/31/25	TRY	1,236	30	—
TRY/USD	BCL	08/07/25	TRY	1,896	46	—
TRY/USD	BCL	08/08/25	TRY	4,611	112	1
TRY/USD	BCL	08/13/25	TRY	3,939	95	1
TWD/USD	CIT	07/16/25	TWD	34,207	1,173	21
TWD/USD	DUB	07/16/25	TWD	1,029	35	1
TWD/USD	GSC	07/16/25	TWD	2,590	89	9
TWD/USD	HSB	07/16/25	TWD	4,023	138	11
TWD/USD	JPM	07/16/25	TWD	4,023	138	2
TWD/USD	SCB	07/16/25	TWD	7,956	273	(1)
TWD/USD	SCB	07/16/25	TWD	29,497	1,011	18
TWD/USD	BOA	08/20/25	TWD	9,631	331	3
TWD/USD	CIT	08/20/25	TWD	553	19	2
USD/AUD	BCL	07/02/25	AUD	(357)	(235)	(5)
USD/AUD	ANZ	08/05/25	AUD	(357)	(235)	(3)
USD/CAD	HSB	07/02/25	CAD	(3,842)	(2,821)	(24)
USD/CAD	HSB	08/05/25	CAD	(3,837)	(2,823)	(27)
USD/CHF	HSB	07/02/25	CHF	(261)	(329)	(11)
USD/CHF	ANZ	08/04/25	CHF	(260)	(329)	(2)
USD/CNY	ANZ	07/16/25	CNY	(4,061)	(568)	(3)
USD/CNY	JPM	07/16/25	CNY	(3,662)	(512)	(5)
USD/CNY	ANZ	08/20/25	CNY	(6,124)	(857)	(9)
USD/CNY	ANZ	08/20/25	CNY	(2,008)	(281)	—
USD/CNY	BNP	08/20/25	CNY	(28,442)	(3,984)	(5)
USD/CNY	BNP	08/20/25	CNY	(1,778)	(249)	—
USD/CNY	CIT	08/20/25	CNY	(1,949)	(273)	(2)
USD/CNY	JPM	08/20/25	CNY	(5,587)	(783)	(8)
USD/CNY	JPM	08/20/25	CNY	(2,723)	(381)	—
USD/CNY	MSC	08/20/25	CNY	(2,601)	(364)	(1)
USD/CNY	SCB	08/20/25	CNY	(4,482)	(628)	—
USD/DKK	JPM	07/02/25	DKK	(3,537)	(558)	(23)
USD/DKK	DUB	08/04/25	DKK	(3,532)	(559)	(3)
USD/EUR	BOA	07/02/25	EUR	(17,865)	(21,044)	(731)
USD/EUR	HSB	07/02/25	EUR	(1,360)	(1,602)	(30)
USD/EUR	ANZ	08/04/25	EUR	(457)	(540)	(3)
USD/EUR	DUB	08/04/25	EUR	(18,727)	(22,112)	(339)
USD/GBP	JPM	07/02/25	GBP	(5,771)	(7,922)	(147)
USD/GBP	BCL	08/04/25	GBP	(5,771)	(7,923)	(70)
USD/IDR	BOA	07/16/25	IDR	(8,014,844)	(493)	(2)
USD/ILS	BOA	07/18/25	ILS	(2)	(1)	—
USD/INR	CIT	08/20/25	INR	(1,988)	(23)	—
USD/INR	DUB	08/20/25	INR	(1,236)	(14)	—
USD/INR	JPM	08/20/25	INR	(482)	(6)	—
USD/INR	SCB	08/20/25	INR	(373)	(4)	—
USD/JPY	MSC	07/02/25	JPY	(909,107)	(6,313)	(41)
USD/JPY	SCB	07/02/25	JPY	(102,115)	(709)	(2)
USD/KRW	CIT	07/16/25	KRW	(2,234,162)	(1,657)	(30)
USD/KRW	JPM	07/16/25	KRW	(376,156)	(279)	(5)
USD/MXN	UBS	09/17/25	MXN	(80,177)	(4,237)	(101)
USD/NZD	JPM	07/02/25	NZD	(86)	(53)	(1)
USD/NZD	ANZ	08/04/25	NZD	(86)	(53)	(1)
USD/PEN	BNP	08/25/25	PEN	(2,407)	(679)	(29)
USD/PEN	GSC	09/10/25	PEN	(3,599)	(1,014)	(32)
USD/PEN	BCL	09/17/25	PEN	(6,329)	(1,783)	(50)
USD/PEN	CIT	09/17/25	PEN	(2,420)	(682)	(27)
USD/PEN	CIT	09/18/25	PEN	(2,598)	(732)	(24)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PEN	CIT	09/29/25	PEN	(655)	(184)	(7)
USD/PEN	BCL	11/10/25	PEN	(1,959)	(551)	(17)
USD/PEN	CIT	12/05/25	PEN	(514)	(144)	(6)
USD/PEN	CIT	02/09/26	PEN	(2,971)	(833)	(25)
USD/SGD	DUB	07/02/25	SGD	(7)	(6)	—
USD/SGD	HSB	07/02/25	SGD	(668)	(525)	(5)
USD/SGD	JPM	07/02/25	SGD	(278)	(219)	(2)
USD/SGD	BOA	08/05/25	SGD	(71)	(56)	—
USD/SGD	GSC	08/05/25	SGD	(18)	(14)	—
USD/SGD	HSB	08/05/25	SGD	(696)	(549)	(9)
USD/SGD	JPM	08/05/25	SGD	(26)	(21)	—
USD/SGD	SCB	08/05/25	SGD	(139)	(109)	(2)
USD/THB	BNP	07/16/25	THB	(98)	(3)	—
USD/THB	CIT	07/16/25	THB	(960)	(30)	—
USD/THB	HSB	07/16/25	THB	(479)	(15)	—
USD/THB	UBS	07/16/25	THB	(3)	—	—
USD/TRY	BNP	07/01/25	TRY	(3,939)	(99)	—
USD/TRY	BCL	07/09/25	TRY	(19,239)	(480)	(4)
USD/TRY	BCL	07/17/25	TRY	(648)	(16)	—
USD/TRY	BCL	07/18/25	TRY	(9,733)	(241)	(2)
USD/TRY	BNP	08/08/25	TRY	(1,081)	(26)	—
USD/TWD	BNP	07/16/25	TWD	(10,207)	(350)	(35)
USD/TWD	CIT	07/16/25	TWD	(16,120)	(553)	(57)
USD/TWD	GSC	07/16/25	TWD	(3,148)	(108)	(11)
USD/TWD	JPM	07/16/25	TWD	(10,333)	(354)	(37)
USD/TWD	BNP	08/20/25	TWD	(8,346)	(287)	(31)
USD/TWD	BOA	08/20/25	TWD	(77)	(3)	—
USD/TWD	CIT	08/20/25	TWD	(14,073)	(484)	(53)
USD/TWD	HSB	08/20/25	TWD	(11,097)	(381)	(38)
USD/TWD	JPM	08/20/25	TWD	(15,622)	(536)	(57)
USD/TWD	SCB	08/20/25	TWD	(4,430)	(152)	(16)
USD/ZAR	BCL	07/23/25	ZAR	(108,844)	(6,137)	(117)
USD/ZAR	GSC	07/23/25	ZAR	(454)	(26)	(1)
USD/ZAR	JPM	07/23/25	ZAR	(30,862)	(1,740)	(13)
					(49,144)	(1,655)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.29	1.00	12/20/25	(300)	1	(4)	5
Pemex Project Funding Master Trust (M)	DUB	5.37	4.75	07/06/26	(994)	1	—	1
SoftBank Group Corp (Q)	GSC	1.49	1.00	06/20/26	(200)	(1)	(2)	1
					(1,494)	1	(6)	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	640,803	—	640,803
Government And Agency Obligations	—	122,073	—	122,073
Non-U.S. Government Agency Asset-Backed Securities	—	60,330	—	60,330
Senior Floating Rate Instruments	—	2,197	1,743	3,940
Preferred Stocks	890	—	—	890
Common Stocks	6	—	102	108
Short Term Investments	4,254	29,664	—	33,918
	5,150	855,067	1,845	862,062

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8,231	—	—	8,231
Centrally Cleared Interest Rate Swap Agreements	—	2,815	—	2,815
Centrally Cleared Credit Default Swap Agreements	—	930	—	930
Exchange Traded Futures Options	1	—	—	1
Open Forward Foreign Currency Contracts	—	696	—	696
OTC Credit Default Swap Agreements	—	6	1	7
	8,232	4,447	1	12,680
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(231)	—	—	(231)
Centrally Cleared Interest Rate Swap Agreements	—	(1,073)	—	(1,073)
Centrally Cleared Credit Default Swap Agreements	—	(140)	—	(140)
Exchange Traded Written Options	(13)	—	—	(13)
OTC Written Options	—	(69)	—	(69)
Open Forward Foreign Currency Contracts	—	(2,351)	—	(2,351)
	(244)	(3,633)	—	(3,877)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 120.2%
U.S. Treasury Inflation Indexed Securities 97.1%
Treasury, United States Department of
0.63%, 01/15/26 (a)	20,062	19,946
0.13%, 04/15/26 - 02/15/51 (a)	109,750	99,096
0.13%, 10/15/26 - 01/15/32 (a) (b)	60,792	57,287
0.38%, 01/15/27 - 07/15/27 (a) (b)	66,793	65,871
2.38%, 01/15/27 (a) (c)	414	420
0.13%, 04/15/27 - 02/15/52 (a) (c)	17,129	14,042
1.63%, 10/15/27 - 04/15/30 (a) (b)	76,109	76,877
0.50%, 01/15/28 (a) (b)	52,544	51,538
1.75%, 01/15/28 (a)	14,830	15,010
1.25%, 04/15/28 (a) (c)	14,866	14,832
3.63%, 04/15/28 (a) (b)	40,884	43,455
0.75%, 07/15/28 - 02/15/45 (a) (b)	56,939	48,212
2.38%, 10/15/28 - 02/15/55 (a) (b)	47,304	48,484
0.88%, 01/15/29 - 02/15/47 (a)	35,179	29,015
2.50%, 01/15/29 (a)	17,477	18,176
2.13%, 04/15/29 - 02/15/54 (a)	51,377	50,053
3.88%, 04/15/29 (a)	14,349	15,657
0.25%, 07/15/29 (a) (b)	51,352	49,282
0.63%, 07/15/32 (a) (b)	87,666	81,741
1.13%, 01/15/33 (a) (b)	41,570	39,699
1.38%, 07/15/33 (a) (b)	50,489	49,004
1.75%, 01/15/34 (a) (b)	45,293	44,888
1.88%, 07/15/34 (a) (b)	33,022	33,057
1.88%, 07/15/34 (a)	10,122	10,133
2.13%, 01/15/35 (a) (b)	28,767	29,236
0.75%, 02/15/42 (a)	19,109	14,806
0.63%, 02/15/43 (a) (c)	5,497	4,077
1.38%, 02/15/44 (a)	21,817	18,283
1.00%, 02/15/46 - 02/15/48 (a)	29,336	21,973
1.00%, 02/15/49 (a) (c)	5,915	4,283
0.25%, 02/15/50 (a)	10,856	6,287
1.50%, 02/15/53 (a)	6,259	4,953
		1,079,673
Mortgage-Backed Securities 16.4%
Federal Home Loan Mortgage Corporation
6.56%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.79%), 07/01/36 (d)	40	40
7.19%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 09/01/36 (d)	11	11
6.90%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 10/01/36 (d)	14	14
Federal National Mortgage Association, Inc.
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.27%), 11/01/35 (d)	10	11
6.75%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 03/01/36 (d)	23	24
4.50%, 09/01/52 - 11/01/52	877	842
5.00%, 06/01/53	346	340
6.50%, 12/01/53	750	775
TBA, 4.00%, 07/15/55 (b)	8,000	7,437
TBA, 4.50%, 07/15/55 - 08/15/55 (b)	36,800	35,183
TBA, 5.50%, 08/15/55 (b)	17,100	17,082
TBA, 6.00%, 08/15/55 (b)	39,800	40,411
TBA, 6.50%, 08/15/55 (b)	19,000	19,585
Government National Mortgage Association
3.50%, 05/20/52 - 06/20/55	66,893	60,787
		182,542
Treasury Inflation Indexed Securities 4.7%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,467,126	24,988
Canada, Government of
4.25%, 12/01/26, CAD (a)	7,074	5,464
French Republic Government Bond OAT
0.10%, 03/01/26, EUR (a) (e)	12,800	14,978
0.10%, 07/25/31, EUR (a)	2,442	2,746
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 08/24/34, MXN (f)	2,464	124
Gouvernement De France
0.10%, 07/25/38, EUR (a)	120	118
Segretariato Generale Della Presidenza Della Repubblica
0.40%, 05/15/30, EUR (a) (e)	2,105	2,413
1.80%, 05/15/36, EUR (a) (g)	828	975
		51,806
Collateralized Mortgage Obligations 2.0%
Federal Home Loan Mortgage Corporation
Series F1-278, 4.87%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	902	886
Series WF-4779, REMIC, 4.81%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	498	493
Series T-1A1-62, REMIC, 4.60%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	79	72
Series T-1A1-63, REMIC, 5.60%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	60	57
Series MF-5513, REMIC, 5.25%, (SOFR 30-Day Average + 0.94%), 11/25/54 (d)	3,114	3,104
Series FG-5511, REMIC, 5.46%, (SOFR 30-Day Average + 1.15%), 03/25/55 (d)	1,333	1,330
Series PF-4851, REMIC, 4.82%, (SOFR 30-Day Average + 0.51%), 08/15/57 (d)	4,133	3,925
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 4.48%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	19	19
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 5.59%, (12 Month Term SOFR + 1.47%), 04/20/67 (d)	803	811
Series 2018-FG-H15, REMIC, 5.46%, (12 Month Term SOFR + 0.87%), 08/20/68 (d)	1,441	1,440
Series 2022-F-H22, REMIC, 5.20%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,271	2,266
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2033-F-53, 5.52%, (SOFR 30-Day Average + 1.20%), 07/25/55 (d) (h)	1,900	1,899
Series 2025-FJ-47, REMIC, 5.34%, (SOFR 30-Day Average + 1.03%), 06/25/55 (d)	5,461	5,469
		21,771
Sovereign 0.0%
Gobierno Federal de los Estados Unidos Mexicanos
5.85%, 07/02/32	300	304
6.63%, 01/29/38	300	305
		609
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	35	35
Total Government And Agency Obligations (cost $1,341,589)		1,336,436
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.4%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 5.57%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	226	226
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 0.56%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (i) (j)	325	123
Adagio CLO VIII Designated Activity Company
Series VIII-AN-A, 3.21%, (3 Month EURIBOR + 0.93%), 04/15/32, EUR (d) (g)	871	1,023
AG Trust 2024-NLP
Series 2024-A-NLP, REMIC, 6.33%, (1 Month Term SOFR + 2.02%), 08/15/29 (d)	428	428
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	61	32
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.45%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (i) (j)	230	215
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,179	751
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	197	168

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Anchorage Capital Clo 20 Ltd
Series 2021-A1R-20A, 5.37%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	900	899
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.76%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	745	745
Arbour CLO VI Designated Activity Company
Series AR-6A, 4.39%, 11/15/37, EUR (d) (g)	1,000	1,177
Atlas Senior Loan Fund XV Ltd
Series 2019-A1R-15A, 5.50%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	402	402
Bain Capital Credit
Series 2021-A1R-2A, REMIC, 5.49%, (3 Month Term SOFR + 1.23%), 07/17/34 (d)	600	600
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.44%, 06/25/35 (d)	9	8
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.47%, 03/26/37 (d)	107	104
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 6.12%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	1,067	1,067
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.17%, 01/25/36 (d)	70	65
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.80%, 08/25/36 (d)	82	50
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.64%, 05/25/33 (d)	5	5
Series 2003-2A1-9, REMIC, 5.78%, 02/25/34 (d)	27	26
Series 2004-22A1-9, REMIC, 6.33%, 11/25/34 (d)	21	20
Series 2004-22A1-10, REMIC, 5.00%, 01/25/35 (d)	23	21
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.79%, 03/25/35 (d)	56	52
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.71%, 12/26/46 (d)	158	124
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 3.54%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (g)	223	263
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 5.60%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	489	489
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 2.95%, (3 Month EURIBOR + 0.79%), 04/26/32, EUR (d) (g)	54	64
Bosphorus CLO VI Designated Activity Company
Series A-6A, 2.90%, (3 Month EURIBOR + 0.85%), 05/25/34, EUR (d) (g)	5,500	6,439
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 6.17%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	502
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 2.89%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (e)	655	769
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.56%, (3 Month Term SOFR + 1.28%), 04/17/31 (d)	224	224
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 5.65%, (3 Month Term SOFR + 1.38%), 04/20/32 (d)	476	476
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 3.75%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (i) (j)	180	174
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 5.64%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	397	398
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.08%, 02/25/37 (d)	7	6
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	698	322
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 3.33%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (g)	4,000	4,712
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 5.63%, (3 Month Term SOFR + 1.36%), 07/18/31 (d)	436	437
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 5.93%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,359	1,354
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 3.61%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (i) (j)	1,206	1,174
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.62%, 09/25/37 (d)	206	192
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 2.87%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (i) (j)	40	29
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 2.78%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (i) (j)	918	785
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 4.53%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (i) (j)	1,200	1,105
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.74%, 03/25/37 (d)	793	689
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 5.99%, 08/25/35 (d)	18	18
Series 2005-A1-6, REMIC, 6.08%, (1 Year Treasury + 2.10%), 09/25/35 (d)	3	3
Series 2005-A2-6, REMIC, 6.18%, (1 Year Treasury + 2.15%), 09/25/35 (d)	2	2
Series 2005-M3-HE4, REMIC, 3.22%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (i) (j)	3,422	3,130
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 3.00%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (i) (j)	83	57
Contego CLO IV Designated Activity Company
Series AR-4A, 2.82%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (g)	497	582
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.86%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (i) (j)	63	43
Series 2007-A3-CB6, REMIC, 1.86%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (i) (j)	1,858	1,267
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.56%, (3 Month Term SOFR + 1.29%), 04/22/30 (d)	54	54
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 2.01%, 02/25/37 (d) (i) (j)	571	123
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.15%, 12/03/37 (d)	1,727	1,582
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 2.35%, 09/29/36 (d)	134	132
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.52%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (i) (j)	59	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 4.02%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (i) (j)	2,979	2,823
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 3.67%, (3 Month EURIBOR + 0.88%), 04/17/34, EUR (d) (g)	500	587
Dryden 52 Euro Clo 2017 B.V. In Liquidatie
Series 2017-AR-52A, 3.00%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (g)	288	338
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 5.50%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	295	295
Elevation CLO 2022-16 Ltd
Series 2022-A1AR-16A, 5.41%, (3 Month Term SOFR + 1.13%), 07/25/34 (d)	600	597
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 5.29%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	224	307
Series 2007-A3C-3A, 5.29%, (SONIA + 1.07%), 06/13/45, GBP (d) (g)	77	105
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 4.38%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (i) (j)	1,063	1,031
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 4.22%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (i) (j)	4,529	4,080
First NLC Trust
Series 2007-A1-1, REMIC, 4.50%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	183	89
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 5.61%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	678	678
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 4.59%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (i) (j)	200	184
Grifonas Finance No.1 PLC
Series A-1, 2.67%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (i)	253	290
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 1.91%, 03/25/46 (d) (i) (j)	211	113
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.92%, 01/25/35 (d)	13	13
HarborView Mortgage Loan Trust
Series 2004-2A-1, REMIC, 5.94%, 04/19/34 (d)	55	52
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 15.55%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (i) (j)	14	12
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 3.04%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (g)	446	525
Hayfin Emerald CLO XII Designated Activity Company
Series A-12A, 3.90%, (3 Month EURIBOR + 1.74%), 10/25/37, EUR (d) (g)	3,300	3,891
Henley CLO VII Designated Activity Company
Series AR-7A, 3.15%, (3 Month EURIBOR + 0.99%), 04/25/34, EUR (d) (e)	1,200	1,413
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 4.18%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (i) (j)	734	713
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	6	6
Series 2005-2A1-AR1, REMIC, 5.08%, 11/25/35 (d)	9	11
Series 2005-A1-16IP, REMIC, 5.49%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (i) (j)	63	48
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 4.10%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (i) (j)	8	8
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.40%, 08/25/35 (d)	35	34
Series 2005-2A1-A6, REMIC, 6.78%, 08/25/35 (d)	26	26
Series 2005-4A1-A6, REMIC, 5.67%, 09/25/35 (d)	4	3
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 5.91%, 07/25/35 (d)	10	10
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 4.15%, 07/27/37 (d)	128	118
Kayne CLO 5 Ltd
Series 2019-AR-5A, 5.66%, (3 Month Term SOFR + 1.38%), 07/26/32 (d)	305	305
KKR CLO 11 Ltd
Series AR-11, 5.70%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	229	229
KKR CLO 9 Ltd.
Series AR2-9, 5.47%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	53	53
LCM 36 Ltd
Series A1R-36A, 5.33%, (3 Month Term SOFR + 1.07%), 01/15/34 (d)	2,000	1,989
LCM Loan Income Fund I Ltd.
Series A-1A, 5.56%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	275	275
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 6.33%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (i) (j)	291	276
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.73%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	950	950
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.85%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,310	1,310
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 1.60%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (i) (j)	373	149
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 5.94%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	43	43
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 2.67%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (g)	174	204
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.34%, 12/25/33 (d)	32	31
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 0.62%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (i) (j)	41	39
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 6.22%, 02/25/34 (d)	31	29
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 6.12%, 02/25/33 (d)	19	18
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.47%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,415	1,416
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	162	156
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 2.21%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (i) (j)	1,148	498
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 3.72%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (i) (j)	32	29
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 4.17%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (i) (j)	247	259
Series 2005-M2-HE2, REMIC, 3.69%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (i) (j)	756	732

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2005-M3-HE5, REMIC, 3.57%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (i) (j)	1,054	987
MortgageIT Trust 2004-2
Series 2004-M2-2, REMIC, 5.44%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (i)	94	91
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 5.20%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	187	179
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	1,026	987
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 4.76%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (i) (j)	1,606	1,570
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 2.98%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (g)	835	983
Ocean Trails CLO 8
Series 2020-ARR-8A, 5.55%, (3 Month Term SOFR + 1.29%), 07/15/34 (d)	1,700	1,700
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 5.48%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	440	440
Octagon Investment Partners 40 Ltd.
Series 2019-A1RR-1A, 5.31%, (3 Month Term SOFR + 1.04%), 01/20/35 (d)	700	696
OZLM IX, Ltd.
Series 2014-A1A4-9A, 5.47%, 10/20/31 (d)	175	175
OZLM XXIV, Ltd.
Series 2019-A1AR-24A, 5.69%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	356	356
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-AR-3A, 3.11%, (3 Month EURIBOR + 0.97%), 05/15/33, EUR (d) (g)	701	826
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-AR-1A, 3.11%, (3 Month EURIBOR + 0.97%), 08/15/33, EUR (d) (g)	1,480	1,744
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 3.13%, (3 Month EURIBOR + 0.99%), 05/15/34, EUR (d) (g)	1,415	1,658
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 5.32%, (3 Month Term SOFR + 1.06%), 10/15/29 (d)	169	169
Providus CLO IV Designated Activity Company
Series AR-4A, 3.06%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (g)	1,900	2,228
Rad CLO 4, Ltd.
Series 2019-AR-4A, 5.51%, (3 Month Term SOFR + 1.23%), 04/26/32 (d)	462	462
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 5.40%, 10/25/37 (d)	416	356
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 4.90%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (i)	1,869	1,821
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 5.31%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (i)	174	177
Residential Asset Securities Corporation
Series 2006-M1-KS3, REMIC, 4.74%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (i) (j)	109	108
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	188	57
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.57%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	174	174
Sandstone Peak Ltd.
Series 2021-A1R-1A, 5.27%, 10/15/34 (d)	600	600
Saranac CLO VI Limited
Series 2018-A1R-6A, 5.72%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	419	419
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 3.34%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (i) (j)	2,000	1,717
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 3.54%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (i) (j)	254	244
Sculptor CLO XXVII Ltd
Series A1R-27A, 5.33%, (3 Month Term SOFR + 1.06%), 07/20/34 (d)	900	900
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 1.06%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (i) (j)	2,486	829
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 1.01%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (i) (j)	350	133
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 5.17%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,165	1,133
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.68%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (g)	143	143
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 5.74%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	1,010	1,011
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.56%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	874	874
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 2.78%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (i) (j)	1,274	881
St. Paul's CLO II Designated Activity Company
Series AR4-2A, 3.14%, 10/25/35, EUR (d) (g)	600	702
St. Paul's CLO X Designated Activity Company
Series AR-10A, 3.04%, (3 Month EURIBOR + 0.80%), 04/23/35, EUR (d) (g)	600	704
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 5.10%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (i)	3	3
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 6.43%, 02/25/34 (d)	41	39
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 0.65%, 09/25/36 (d) (i) (j)	473	13
TCW CLO 2019-1 AMR Ltd
Series 2019-ASNR-1A, 5.62%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	601
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 4.55%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,530	1,267
Series 2005-A3-1, REMIC, 5.84%, 04/25/45 (d)	33	33
Tikehau CLO IV B.V.
Series A1-4A, 3.18%, (3 Month EURIBOR + 0.90%), 10/15/31, EUR (d) (e)	560	659
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 2.95%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (g)	1,775	2,080
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 8.90%, (1 Month Term SOFR + 1.11%), 07/25/27 (d) (j)	320	323
Tralee CLO VII Ltd
Series 2021-A1-7A, 5.86%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,401
Trinitas CLO XIX Ltd
Series 2022-A1R-19A, 5.38%, (3 Month Term SOFR + 1.11%), 10/20/33 (d)	1,600	1,597
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.95%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (i)	265	265
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 5.52%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	234	234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 5.97%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	882	881
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 5.52%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	116	116
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 5.73%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	115	115
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 5.47%, (3 Month Term SOFR + 1.20%), 07/20/32 (d)	452	451
Voya Euro CLO IV Designated Activity Company
Series AR-4A, 3.25%, (3 Month EURIBOR + 0.97%), 10/15/34, EUR (d) (g)	1,600	1,877
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 5.78%, 06/25/33 (d) (j)	30	28
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 6.58%, 09/25/33 (d)	14	13
Series 2005-2A1-AR14, REMIC, 5.13%, 12/25/35 (d)	22	21
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 3.64%, (12 Month Treasury Average + 0.77%), 05/25/47 (d) (j)	133	115
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 3.87%, (12 Month Treasury Average + 1.00%), 08/25/46 (d) (j)	625	593
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.73%, 03/25/33 (d)	14	13
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 5.58%, (3 Month Term SOFR + 1.31%), 07/18/31 (d)	18	18
Total Non-U.S. Government Agency Asset-Backed Securities (cost $105,709)		104,369
CORPORATE BONDS AND NOTES 0.3%
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	85
Bank of America Corporation
5.88%, (100, 03/15/28) (k)	1,160	1,179
Credicorp Capital Sociedad Titularizada S.A.
9.70%, 03/05/45, PEN (g)	700	202
Credit Suisse Group AG
2.13%, 10/13/26, EUR (e) (l)	240	282
1.00%, 06/24/27, EUR (e) (l)	100	116
7.00%, 09/30/27, GBP (e) (l)	100	141
7.75%, 03/01/29, EUR (e) (l)	100	133
		2,138
Consumer Discretionary 0.1%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	288
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	198
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	197
Total Corporate Bonds And Notes (cost $2,734)		2,821
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series A, 7.50% (k) (l)	—	587
Total Preferred Stocks (cost $500)		587
Total Investments 129.9% (cost $1,450,532)		1,444,213
Total Forward Sales Commitments (1.6)% (proceeds $17,960)		(18,057)
Other Derivative Instruments (0.3)%		(3,716)
Other Assets and Liabilities, Net (28.0)%		(310,285)
Total Net Assets 100.0%		1,112,155

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $833,979.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $34,602 and 3.1% of the Fund.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(j) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.6%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.6%)
Mortgage-Backed Securities (1.3%)
Government National Mortgage Association
TBA, 3.50%, 07/15/55 (a)	(16,600)	(15,079)
U.S. Treasury Inflation Indexed Securities (0.3%)
Treasury, United States Department of
0.75%, 02/15/45 (b)	(4,087)	(2,978)
Total Government And Agency Obligations (proceeds $17,960)		(18,057)
Total Forward Sales Commitments (1.6%) (proceeds $17,960)		(18,057)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2025, the total proceeds for investments sold on a delayed delivery basis was $14,968.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,203	110,255	115,458	28	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	—	924	924	—	—	—	—	—
	5,203	111,179	116,382	28	—	—	—	—

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company, Series 2014-AR1-2A, 2.89%, 11/15/31	04/21/22	684	769	0.1
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	251	282	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	99	116	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	121	141	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	110	133	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 5.29%, 06/13/45	06/29/16	277	307	—
French Republic Government Bond OAT, 0.10%, 03/01/26	05/17/22	13,678	14,978	1.4
Grifonas Finance No.1 PLC, Series A-1, 2.67%, 08/28/39	02/10/15	228	290	—
Henley CLO VII Designated Activity Company, Series AR-7A, 3.15%, 04/25/34	08/02/24	1,310	1,413	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,565	2,413	0.2
Tikehau CLO IV B.V., Series A1-4A, 3.18%, 10/15/31	08/09/24	610	659	0.1
		19,933	21,501	1.9

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	851	September 2026	EUR	208,365	(75)	532
Australia 10 Year Bond	225	September 2025	AUD	25,581	(79)	135
Euro BOBL	226	September 2025	EUR	26,716	(66)	(138)
Euro Buxl 30 Year Bond	97	September 2025	EUR	11,700	(44)	(214)
Italy Government BTP Bond	255	September 2025	EUR	30,757	(12)	112
Japan 10 Year Bond	3	September 2025	JPY	415,846	(4)	8
United States 10 Year Ultra Bond	134	September 2025		14,979	65	332
United States Ultra Bond	147	September 2025		17,081	145	431
					(70)	1,198
Short Contracts
3M EURIBOR	(851)	September 2025	EUR	(208,340)	50	(441)
Euro Bund	(669)	September 2025	EUR	(87,651)	256	676
Euro OAT	(323)	September 2025	EUR	(40,300)	80	346
Euro Schatz	(57)	September 2025	EUR	(6,124)	4	12
United States 10 Year Note	(164)	September 2025		(18,127)	(50)	(261)
United States 2 Year Note	(1,000)	October 2025		(207,201)	(57)	(823)
United States 5 Year Note	(223)	October 2025		(24,087)	(42)	(220)
United States Long Bond	(217)	September 2025		(24,157)	(217)	(900)
					24	(1,611)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M JIBAR (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	(1)	183
6M EURIBOR (S)	Receiving	2.12	(A)	09/03/27	EUR	16,700	11	(42)
6M EURIBOR (S)	Receiving	1.83	(A)	09/17/27	EUR	15,700	10	60
6M EURIBOR (S)	Receiving	1.90	(A)	10/08/27	EUR	19,300	13	47
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	19	2,264
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	54	6,706
6M EURIBOR (S)	Receiving	2.25	(A)	09/17/55	EUR	34,640	204	2,211
6M EURIBOR (S)	Paying	2.25	(A)	09/17/35	EUR	153,490	(443)	(343)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	3	83
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	2	99
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	7	182
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	1.64	(A)	06/15/27	EUR	13,700	3	28
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	12	(59)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,000	7	(12)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	(1)	224
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	(1)	123
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	(1)	122
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	(2)	186
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	1	(31)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	1	41
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	—	8
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	8,920	(3)	(1,803)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	—	24
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	1	60
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	—	9
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	—	(2)
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/19/30	GBP	46,200	24	492
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	40	105
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	15	45
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	—	175
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	—	1,036
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	3	630
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	1	283
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	2	481
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	—	89
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	2	645
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	2	752
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	—	64
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	—	135
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	5	2,042
U.S. CPURNSA (A)	Paying	2.03	(A)	09/23/25		900	—	(6)
U.S. CPURNSA (A)	Paying	2.21	(A)	10/07/25		13,330	(4)	(82)
U.S. CPURNSA (A)	Paying	2.38	(A)	10/15/25		8,400	(2)	(41)
U.S. CPURNSA (A)	Paying	2.34	(A)	11/07/25		21,600	(1)	(140)
U.S. CPURNSA (A)	Paying	2.70	(A)	01/14/26		9,100	—	(39)
U.S. CPURNSA (A)	Paying	2.82	(A)	02/05/26		5,400	—	(16)
U.S. CPURNSA (A)	Paying	2.84	(A)	02/13/26		5,600	—	(16)
U.S. CPURNSA (A)	Paying	3.04	(A)	02/21/26		3,300	—	(3)
U.S. CPURNSA (A)	Paying	3.30	(A)	06/04/26		5,600	—	12
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(3)	(1,163)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(2)	(940)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(2)	(832)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(1)	(905)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(4)	(2,514)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(1)	(487)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25		79,790	—	(524)
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32		29,167	(71)	(412)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/34		7,700	(24)	(113)
U.S. SOFR (A)	Receiving	4.10	(A)	11/15/52		15,430	(107)	(296)
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	(48)	3,549
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	(131)	3,533
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	(55)	377
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	45	(2,171)
							(421)	14,119

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 09/10/35	BCL	Call	2.74	09/08/25	4,200,000	EUR	4,200	(79)
6M EURIBOR, 01/27/29	BCL	Call	2.44	01/25/27	51,900,000	EUR	51,900	(504)
6M EURIBOR, 09/10/35	BCL	Put	2.74	09/08/25	4,200,000	EUR	4,200	(29)
6M EURIBOR, 01/27/29	BCL	Put	2.44	01/25/27	51,900,000	EUR	51,900	(325)
								(937)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	ANZ	07/02/25	AUD	9,699	6,383	83
BRL/USD	BNP	07/02/25	BRL	3,952	727	18
BRL/USD	CIT	07/02/25	BRL	74,427	13,699	1,169
BRL/USD	JPM	07/02/25	BRL	3,265	601	43
BRL/USD	GSC	10/02/25	BRL	61,875	11,124	150
CAD/USD	HSB	07/02/25	CAD	19,964	14,660	137
CHF/USD	ANZ	07/02/25	CHF	2,796	3,524	23
EUR/USD	BNP	07/02/25	EUR	532	627	23
EUR/USD	DUB	07/02/25	EUR	48,167	56,738	860
EUR/USD	HSB	07/02/25	EUR	856	1,008	5
EUR/USD	ANZ	08/04/25	EUR	856	1,010	6
GBP/USD	JPM	07/02/25	GBP	2,296	3,152	58
GBP/USD	BCL	08/04/25	GBP	2,296	3,152	28
IDR/USD	BNP	07/14/25	IDR	2,852,020	176	—
IDR/USD	DUB	07/14/25	IDR	1,403,320	86	—
IDR/USD	HSB	07/14/25	IDR	791,222	49	—
IDR/USD	BNP	07/16/25	IDR	15,687,027	966	4
IDR/USD	BOA	07/16/25	IDR	72,989,360	4,493	25
IDR/USD	JPM	07/16/25	IDR	32,761,755	2,017	12
ILS/USD	BCL	07/02/25	ILS	2,897	860	2
INR/USD	BNP	08/20/25	INR	98,817	1,150	13
INR/USD	CIT	08/20/25	INR	169,029	1,967	(4)
INR/USD	CIT	08/20/25	INR	419,029	4,876	26
INR/USD	DUB	08/20/25	INR	282,425	3,287	16
INR/USD	JPM	08/20/25	INR	110,212	1,282	11
INR/USD	SCB	08/20/25	INR	85,282	992	(1)
INR/USD	SGS	08/20/25	INR	658	8	—
JPY/USD	MSC	07/02/25	JPY	1,170,764	8,130	97
JPY/USD	SCB	07/02/25	JPY	13,037	91	—
JPY/USD	SGS	07/02/25	JPY	1,931,453	13,412	32
KRW/USD	UBS	07/08/25	KRW	110,689	82	—
KRW/USD	BOA	07/16/25	KRW	775,822	575	11
KRW/USD	DUB	07/16/25	KRW	1,132,780	840	16
KRW/USD	JPM	07/16/25	KRW	501,522	372	7
MXN/USD	UBS	09/17/25	MXN	43,276	2,287	55
NOK/USD	MSC	07/02/25	NOK	2,654	263	—
NOK/USD	SGS	07/02/25	NOK	276	27	—
NZD/USD	ANZ	07/02/25	NZD	762	464	6
PLN/USD	BCL	07/10/25	PLN	164	45	2
PLN/USD	HSB	07/10/25	PLN	1,256	348	13
PLN/USD	JPM	07/10/25	PLN	1,757	487	20
PLN/USD	JPM	07/18/25	PLN	17,439	4,836	118
PLN/USD	MSC	07/18/25	PLN	51	14	—
SGD/USD	BOA	07/02/25	SGD	382	301	2
SGD/USD	GSC	07/02/25	SGD	174	137	—
SGD/USD	HSB	07/02/25	SGD	6,671	5,247	88
SGD/USD	JPM	07/02/25	SGD	250	197	1
SGD/USD	SCB	07/02/25	SGD	1,329	1,045	15
THB/USD	BNP	07/16/25	THB	3,275	101	1
TWD/USD	BNP	07/14/25	TWD	11,754	402	8
TWD/USD	DUB	07/14/25	TWD	2,565	88	2
TWD/USD	HSB	07/14/25	TWD	855	29	1
TWD/USD	CIT	07/16/25	TWD	19,507	669	10
TWD/USD	DUB	07/16/25	TWD	2,058	71	1
TWD/USD	GSC	07/16/25	TWD	11,658	400	41
TWD/USD	SCB	07/16/25	TWD	8,084	277	5
TWD/USD	BNP	08/20/25	TWD	68,810	2,365	(26)
TWD/USD	BNP	08/20/25	TWD	6,449	222	25
USD/AUD	BCL	07/02/25	AUD	(8,677)	(5,711)	(119)
USD/AUD	BOA	07/02/25	AUD	(753)	(496)	(5)
USD/AUD	DUB	07/02/25	AUD	(269)	(177)	(4)
USD/AUD	ANZ	08/05/25	AUD	(9,699)	(6,388)	(84)
USD/BRL	CIT	07/02/25	BRL	(21,268)	(3,915)	(196)
USD/BRL	GSC	07/02/25	BRL	(60,490)	(11,134)	(160)
USD/CAD	HSB	07/02/25	CAD	(19,956)	(14,655)	(125)
USD/CAD	HSB	08/05/25	CAD	(19,930)	(14,663)	(140)
USD/CHF	HSB	07/02/25	CHF	(2,655)	(3,346)	(115)
USD/CHF	JPM	07/02/25	CHF	(123)	(155)	(5)
USD/CHF	SCB	07/02/25	CHF	(18)	(23)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	ANZ	08/04/25	CHF	(2,785)	(3,525)	(24)
USD/CNY	ANZ	07/16/25	CNY	(5,307)	(742)	(5)
USD/CNY	JPM	07/16/25	CNY	(4,785)	(669)	(5)
USD/CNY	ANZ	08/20/25	CNY	(8,002)	(1,120)	(11)
USD/CNY	ANZ	08/20/25	CNY	(9,259)	(1,297)	—
USD/CNY	BCL	08/20/25	CNY	(2,904)	(407)	(1)
USD/CNY	BNP	08/20/25	CNY	(4,344)	(608)	(3)
USD/CNY	BNP	08/20/25	CNY	(8,198)	(1,148)	—
USD/CNY	CIT	08/20/25	CNY	(2,547)	(357)	(2)
USD/CNY	JPM	08/20/25	CNY	(16,070)	(2,250)	(13)
USD/CNY	JPM	08/20/25	CNY	(19)	(3)	—
USD/CNY	MSC	08/20/25	CNY	(11,994)	(1,680)	(5)
USD/CNY	SCB	08/20/25	CNY	(25,223)	(3,533)	(4)
USD/EUR	ANZ	07/02/25	EUR	(856)	(1,008)	(6)
USD/EUR	BOA	07/02/25	EUR	(48,699)	(57,366)	(1,983)
USD/EUR	DUB	08/04/25	EUR	(48,061)	(56,748)	(870)
USD/GBP	BCL	07/02/25	GBP	(2,296)	(3,152)	(28)
USD/IDR	CIT	07/16/25	IDR	(25,699,538)	(1,582)	(9)
USD/IDR	SCB	07/16/25	IDR	(15,732,078)	(968)	(6)
USD/ILS	DUB	07/02/25	ILS	(2,925)	(869)	(24)
USD/ILS	SCB	07/02/25	ILS	(44)	(13)	—
USD/ILS	BCL	07/09/25	ILS	(2,897)	(860)	(2)
USD/ILS	BCL	07/18/25	ILS	(3,127)	(929)	(56)
USD/ILS	UBS	07/18/25	ILS	(443)	(131)	(8)
USD/JPY	HSB	07/02/25	JPY	(1,716,808)	(11,921)	27
USD/JPY	MSC	07/02/25	JPY	(849,088)	(5,896)	(19)
USD/JPY	UBS	07/02/25	JPY	(554,017)	(3,847)	(20)
USD/JPY	BNP	08/04/25	JPY	(735)	(5)	—
USD/JPY	HSB	08/04/25	JPY	(3,909)	(27)	—
USD/JPY	MSC	08/04/25	JPY	(1,166,460)	(8,133)	(100)
USD/JPY	SCB	08/04/25	JPY	(12,989)	(91)	—
USD/JPY	SGS	08/04/25	JPY	(1,924,365)	(13,417)	(37)
USD/KRW	BCL	07/08/25	KRW	(110,864)	(82)	(1)
USD/KRW	DUB	07/14/25	KRW	(122,726)	(91)	(1)
USD/KRW	BOA	07/16/25	KRW	(800,269)	(594)	(7)
USD/KRW	CIT	07/16/25	KRW	(9,193,648)	(6,819)	(122)
USD/KRW	CIT	07/16/25	KRW	(13,091)	(10)	—
USD/KRW	JPM	07/16/25	KRW	(1,489,891)	(1,105)	(12)
USD/KRW	UBS	07/16/25	KRW	(110,635)	(82)	—
USD/MXN	BOA	09/17/25	MXN	(3,049)	(161)	(2)
USD/MXN	DUB	09/17/25	MXN	(1)	—	—
USD/MXN	GSC	12/17/25	MXN	(10,723)	(561)	(7)
USD/NOK	BCL	07/02/25	NOK	(1,215)	(121)	(1)
USD/NOK	BNP	07/02/25	NOK	(1,715)	(170)	(1)
USD/NOK	MSC	08/04/25	NOK	(2,653)	(263)	—
USD/NOK	SGS	08/04/25	NOK	(276)	(27)	—
USD/NZD	JPM	07/02/25	NZD	(761)	(464)	(10)
USD/NZD	ANZ	08/04/25	NZD	(761)	(465)	(6)
USD/PEN	BOA	07/11/25	PEN	(700)	(198)	(5)
USD/PEN	BCL	09/17/25	PEN	(2,810)	(791)	(22)
USD/PEN	CIT	12/05/25	PEN	(812)	(228)	(9)
USD/SEK	BNP	07/02/25	SEK	(1,535)	(162)	(2)
USD/SGD	BOA	07/02/25	SGD	(71)	(55)	(1)
USD/SGD	DUB	07/02/25	SGD	(68)	(54)	(1)
USD/SGD	HSB	07/02/25	SGD	(6,331)	(4,979)	(44)
USD/SGD	JPM	07/02/25	SGD	(2,635)	(2,073)	(21)
USD/SGD	BOA	08/05/25	SGD	(678)	(536)	(3)
USD/SGD	GSC	08/05/25	SGD	(174)	(137)	—
USD/SGD	HSB	08/05/25	SGD	(6,656)	(5,249)	(90)
USD/SGD	JPM	08/05/25	SGD	(250)	(197)	(1)
USD/SGD	SCB	08/05/25	SGD	(1,326)	(1,045)	(15)
USD/THB	BNP	07/16/25	THB	(762)	(23)	—
USD/THB	CIT	07/16/25	THB	(39,853)	(1,228)	(29)
USD/THB	HSB	07/16/25	THB	(19,889)	(612)	(12)
USD/THB	HSB	07/16/25	THB	(117)	(4)	—
USD/THB	UBS	07/16/25	THB	(3,177)	(98)	(2)
USD/TWD	BNP	07/16/25	TWD	(46,500)	(1,594)	(162)
USD/TWD	CIT	07/16/25	TWD	(72,749)	(2,493)	(257)
USD/TWD	GSC	07/16/25	TWD	(18,886)	(647)	(67)
USD/TWD	JPM	07/16/25	TWD	(47,069)	(1,613)	(166)
USD/TWD	SCB	07/16/25	TWD	(2,960)	(101)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/TWD	BNP	08/20/25	TWD	(53,451)	(1,837)	(198)
USD/TWD	BOA	08/20/25	TWD	(465)	(16)	(2)
USD/TWD	CIT	08/20/25	TWD	(76,996)	(2,646)	(280)
USD/TWD	DUB	08/20/25	TWD	(26,170)	(900)	(97)
USD/TWD	HSB	08/20/25	TWD	(32,098)	(1,103)	(50)
USD/TWD	JPM	08/20/25	TWD	(97,812)	(3,362)	(360)
USD/TWD	SCB	08/20/25	TWD	(14,567)	(501)	(54)
ZAR/USD	BCL	07/23/25	ZAR	13,400	756	14
ZAR/USD	JPM	07/23/25	ZAR	3,800	214	2
					(107,054)	(3,014)

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
U.S. Treasury Inflation Indexed Securities
Treasury, United States Department of (S)	SOFR +0.17% (S)	MSC	07/28/25	28,914	—	(27)
Treasury, United States Department of (S)	SOFR +0.17% (S)	MSC	07/28/25	34,890	—	243
Treasury, United States Department of (S)	SOFR +0.17% (S)	MSC	07/28/25	65,337	—	(110)
Treasury, United States Department of (S)	SOFR +0.17% (S)	MSC	07/28/25	54,231	—	596
					—	702

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,334,537	1,899	1,336,436
Non-U.S. Government Agency Asset-Backed Securities	—	104,369	—	104,369
Corporate Bonds And Notes	—	2,821	—	2,821
Preferred Stocks	587	—	—	587
	587	1,441,727	1,899	1,444,213
Liabilities - Securities
Government And Agency Obligations	—	(18,057)	—	(18,057)
	—	(18,057)	—	(18,057)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,584	—	—	2,584
Centrally Cleared Interest Rate Swap Agreements	—	27,111	—	27,111
Open Forward Foreign Currency Contracts	—	3,332	—	3,332
OTC Total Return Swap Agreements	—	839	—	839
	2,584	31,282	—	33,866
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,997)	—	—	(2,997)
Centrally Cleared Interest Rate Swap Agreements	—	(12,992)	—	(12,992)
OTC Written Options	—	(937)	—	(937)
Open Forward Foreign Currency Contracts	—	(6,346)	—	(6,346)
OTC Total Return Swap Agreements	—	(137)	—	(137)
	(2,997)	(20,412)	—	(23,409)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 85.4%
Financials 15.3%
Acrisure, LLC
8.25%, 02/01/29 (a)	6,408	6,629
6.00%, 08/01/29 (a)	3,679	3,587
7.50%, 11/06/30 (a)	1,968	2,032
6.75%, 07/01/32 (a)	3,834	3,888
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	4,379	4,467
Ally Financial Inc.
4.70%, (100, 05/15/28) (b)	4,530	4,216
6.65%, 01/17/40	3,228	3,175
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	3,668	4,030
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a) (c)	3,573	3,616
Azorra Finance Limited
7.25%, 01/15/31 (a)	3,520	3,590
Barclays PLC
7.63%, (100, 03/15/35) (b) (d)	4,399	4,426
9.63%, (100, 12/15/29) (b) (d)	2,361	2,633
Beacon Funding Trust
6.27%, 08/15/54 (a)	3,530	3,486
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	8,301	8,737
Bread Financial Payments, Inc.
8.38%, 06/15/35 (a) (c)	6,722	6,751
Citadel Limited Partnership
6.00%, 01/23/30 (a) (e)	185	191
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 (a)	2,731	2,757
6.20%, 06/18/35 (a)	3,352	3,440
Credit Acceptance Corporation
6.63%, 03/15/30 (a)	8,824	8,949
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	4,530	4,143
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)	3,160	3,363
Ford Motor Credit Company LLC
7.35%, 11/04/27	1,646	1,710
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	3,398	3,399
6.63%, 01/15/27 (a)	1,455	1,459
12.25%, 10/01/30 (a)	2,962	3,284
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)	4,230	4,393
8.38%, 04/01/32 (a)	3,644	3,677
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,180
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (a)	8,690	8,909
Goldman Sachs Group, Inc., The
7.50%, (100, 05/10/29) (b)	4,640	4,887
Jane Street Group, LLC
7.13%, 04/30/31 (a)	7,173	7,541
6.75%, 05/01/33 (a)	2,259	2,328
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	3,241	3,389
6.50%, 03/26/31 (a)	1,217	1,287
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	5,619	5,029
OneMain Finance Corporation
5.38%, 11/15/29	2,550	2,509
4.00%, 09/15/30	5,359	4,944
7.50%, 05/15/31	1,780	1,860
7.13%, 09/15/32	3,370	3,489
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (c)	5,718	5,742
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (a)	6,331	6,209
6.88%, 05/15/32 (a)	4,500	4,606
PRA Group, Inc.
8.38%, 02/01/28 (a)	4,966	5,098
8.88%, 01/31/30 (a)	1,954	2,032
Rocket Companies, Inc.
6.13%, 08/01/30 (a)	3,321	3,384
6.38%, 08/01/33 (a)	3,321	3,399
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	3,923	4,114
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,885	1,888
UBS Group AG
4.88%, (100, 02/12/27) (a) (b)	5,602	5,457
UWM Holdings Corporation
6.63%, 02/01/30 (a)	4,772	4,778
VistaJet Group Holding SA
9.50%, 06/01/28 (a) (c)	7,307	7,505
Washington Mutual Bank, FA
0.00%, 06/15/11 (f) (g)	1,500	—
		210,592
Energy 12.4%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,428	4,639
Baytex Energy Corp.
8.50%, 04/30/30 (a)	5,390	5,394
Bip-V Chinook
5.50%, 06/15/31 (a)	8,366	8,262
Borr IHC Limited
10.00%, 11/15/28 (a)	5,371	4,861
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,367
5.60%, 10/15/44	5,068	4,270
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	10,103	10,510
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	3,919	3,921
DT Midstream, Inc.
4.30%, 04/15/32 (a)	1,866	1,744
Enerflex Ltd.
9.00%, 10/15/27 (a)	6,776	6,988
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	15,308	15,098
Energy Transfer LP
8.00%, 05/15/54	2,518	2,679
EQT Corporation
7.50%, 06/01/27 (a)	1,957	1,993
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	2,917	3,074
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	1,811	1,838
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	6,710	6,744
ITT Holdings LLC
6.50%, 08/01/29 (a)	7,663	7,290
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (a)	6,403	6,627
Kinetik Holdings LP
5.88%, 06/15/30 (a)	3,351	3,381
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	7,072	6,989
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	3,386	3,420
8.38%, 02/15/32 (a)	3,462	3,465
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,512
6.25%, 02/01/33 (a)	2,573	2,597
Transmontaigne Partners LLC
8.50%, 06/15/30 (a)	3,248	3,380
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	802	811
Transocean Inc
8.00%, 02/01/27 (a) (c)	9,251	9,111
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	843	863
Var Energi ASA
5.88%, 05/22/30 (a)	3,420	3,509
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (b)	6,980	6,803
8.13%, 06/01/28 (a)	3,483	3,597
9.50%, 02/01/29 (a)	6,128	6,678
7.00%, 01/15/30 (a)	3,540	3,583
9.88%, 02/01/32 (a)	3,159	3,411
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (a)	1,335	1,430
6.50%, 01/15/34 (a)	1,659	1,659
7.75%, 05/01/35 (a)	1,462	1,584
6.75%, 01/15/36 (a)	2,064	2,064
		170,146
Industrials 12.0%
Air Canada
3.88%, 08/15/26 (a)	6,407	6,342
Boeing Company, The
7.01%, 05/01/64 (e)	3,105	3,411
Bombardier Inc.
7.88%, 04/15/27 (a)	153	154
8.75%, 11/15/30 (a)	2,904	3,146
7.25%, 07/01/31 (a)	4,236	4,444
6.75%, 06/15/33 (a)	3,356	3,476
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)	7,176	7,113
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	8,090	7,492
Cimpress NV
7.38%, 09/15/32 (a)	7,043	6,724
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	3,621	3,743
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	3,518	3,594
Goat Holdco LLC
6.75%, 02/01/32 (a)	3,624	3,689
Herc Holdings Inc.
7.00%, 06/15/30 (a)	1,546	1,619
7.25%, 06/15/33 (a)	1,547	1,621
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	2,983	3,118
Icahn Enterprises L.P.
6.25%, 05/15/26	4,091	4,062
Imola Merger Corporation
4.75%, 05/15/29 (a)	6,379	6,166
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	5,697	5,697
JH North America Holdings Inc.
5.88%, 01/31/31 (a)	211	213
6.13%, 07/31/32 (a)	306	311
LABL Escrow Issuer LLC
10.50%, 07/15/27 (a) (c)	3,630	3,475
Lightning Power LLC
7.25%, 08/15/32 (a)	4,101	4,316
Manitowoc Company, Inc., The
9.25%, 10/01/31 (a)	4,220	4,463
Maxam Prill S.a r.l.
7.75%, 07/15/30 (a)	9,120	9,122
Onesky Flight, LLC
8.88%, 12/15/29 (a)	4,751	4,945
Queen Mergerco, Inc.
6.75%, 04/30/32 (a)	3,527	3,641
Rand Parent LLC
8.50%, 02/15/30 (a) (c)	4,389	4,403
Regal Rexnord Corporation
6.40%, 04/15/33 (e)	3,831	4,042
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	8,683	9,109
Star Leasing Company, LLC
7.63%, 02/15/30 (a)	6,717	6,659
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)	2,595	2,752
TransDigm Inc.
6.75%, 08/15/28 (a)	1,833	1,872
6.38%, 03/01/29 (a)	3,751	3,857
6.63%, 03/01/32 (a)	4,281	4,434
6.00%, 01/15/33 (a)	2,475	2,489
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (a)	2,351	2,485
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)	2,191	2,279
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	1,785	1,864
Wesco Distribution, Inc.
6.38%, 03/15/29 - 03/15/33 (a)	5,472	5,645
6.63%, 03/15/32 (a)	3,242	3,369
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,416
		164,772
Consumer Discretionary 11.6%
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (a) (i)	3,420	3,557
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	3,456	3,511
Carnival Corporation
4.00%, 08/01/28 (a)	29,786	29,153
6.13%, 02/15/33 (a)	3,577	3,656
Champ Acquisition Corporation
8.38%, 12/01/31 (a)	3,524	3,758
Dana Incorporated
4.50%, 02/15/32 (c)	3,840	3,747
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,115	6,751
Ford Motor Company
9.63%, 04/22/30	1,826	2,100
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (a) (i)	3,697	3,792
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	4,800	4,641
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,441	3,446
Las Vegas Sands Corp.
6.00%, 06/14/30	2,293	2,365
Macy's Retail Holdings, LLC
6.13%, 03/15/32 (a) (c)	3,567	3,406
4.50%, 12/15/34	1,179	943
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a) (c)	8,451	6,683
MCE Finance Limited
5.38%, 12/04/29 (a)	7,730	7,252
NCL Corporation Ltd.
6.75%, 02/01/32 (a)	3,062	3,128
Odeon Finco PLC
12.75%, 11/01/27 (a)	4,195	4,383
PetSmart, LLC
7.75%, 02/15/29 (a)	5,556	5,411
PM General Purchaser LLC
9.50%, 10/01/28 (a)	3,452	2,407
QVC, Inc.
6.88%, 04/15/29 (a) (c)	3,831	1,609
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a)	3,308	2,933
8.45%, 07/27/30 (a)	3,093	3,060
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	3,017
Sabre GLBL Inc.
10.75%, 11/15/29 (a) (c)	3,265	3,357
11.13%, 07/15/30 (a)	1,693	1,772
Staples, Inc.
10.75%, 09/01/29 (a)	4,435	4,212
Tenneco Inc.
8.00%, 11/17/28 (a)	4,535	4,484
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	3,150	3,146
10.50%, 05/15/29 (a)	3,518	3,613
Univision Communications Inc.
6.63%, 06/01/27 (a)	5,640	5,626
8.50%, 07/31/31 (a)	4,810	4,816
Voyager Parent, LLC
9.25%, 07/01/32 (a)	6,581	6,859

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Wynn Macau, Limited
5.13%, 12/15/29 (a)	7,023	6,676
		159,270
Communication Services 10.1%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	5,747	5,499
Altice Financing S.A.
5.75%, 08/15/29 (a)	11,695	8,567
Altice France
6.00%, 02/15/28 (a)	6,010	2,142
Altice France Holding S.A.
8.13%, 02/01/27 (a)	9,775	8,798
AMC Networks, Inc.
10.25%, 01/15/29 (a)	4,100	4,253
Cable One, Inc.
4.00%, 11/15/30 (a) (c)	8,696	6,849
CCO Holdings, LLC
5.38%, 06/01/29 (a)	6,417	6,393
4.25%, 02/01/31 (a)	3,973	3,707
4.75%, 02/01/32 (a)	2,844	2,696
4.50%, 05/01/32	2,199	2,047
4.25%, 01/15/34 (a) (c)	3,170	2,821
CMG Media Corporation
8.88%, 06/18/29 (a)	7,330	6,973
Connect Finco SARL
9.00%, 09/15/29 (a)	5,014	5,050
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	10,923	10,886
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	2,786	2,914
8.63%, 03/15/31 (a)	2,570	2,731
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	4,132	4,187
Gray Media, Inc.
5.38%, 11/15/31 (a)	5,592	4,179
Hughes Satellite Systems Corporation
5.25%, 08/01/26 (c)	3,700	3,310
6.63%, 08/01/26 (c)	3,810	2,732
Iliad Holding
7.00%, 10/15/28 - 04/15/32 (a)	6,990	7,136
8.50%, 04/15/31 (a)	3,115	3,330
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	6,819	6,955
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	4,147	2,787
Level 3 Financing, Inc.
4.50%, 04/01/30 (a)	4,116	3,725
10.75%, 12/15/30 (a)	3,095	3,508
6.88%, 06/30/33 (a)	3,521	3,583
Liberty Media Corporation
8.25%, 02/01/30	5,487	627
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (a)	3,402	3,549
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,768	1,764
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a) (c)	505	492
Sprint Capital Corporation
6.88%, 11/15/28	1,130	1,213
Telesat Canada
5.63%, 12/06/26 (a)	5,533	3,320
		138,723
Information Technology 6.4%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	7,010	7,028
AMS-Osram AG
12.25%, 03/30/29 (a)	3,138	3,344
Central Parent Inc.
8.00%, 06/15/29 (a)	7,409	6,132
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	7,090	7,154
9.00%, 09/30/29 (a)	3,260	3,380
8.25%, 06/30/32 (a)	2,757	2,935
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,663	2,621
5.95%, 06/15/30 (a)	7,036	7,138
Entegris, Inc.
4.38%, 04/15/28 (a)	4,302	4,186
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (a)	3,177	3,333
Foundry JV Holdco LLC
5.90%, 01/25/33 (a)	6,555	6,800
Helios Software Holdings, Inc.
4.63%, 05/01/28 (a)	2,200	2,082
8.75%, 05/01/29 (a)	6,785	6,977
Minerva Merger Sub Inc
6.50%, 02/15/30 (a)	3,685	3,626
Open Text Corporation
3.88%, 02/15/28 (a)	5,998	5,817
4.13%, 02/15/30 (a)	5,173	4,888
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,707
6.50%, 02/15/29 (a)	4,516	4,389
Seagate HDD Cayman
4.13%, 01/15/31	1,080	989
ViaSat, Inc.
7.50%, 05/30/31 (a) (c)	3,741	3,242
		88,768
Consumer Staples 4.8%
Allied Universal Holdco LLC
4.63%, 06/01/28 (a)	3,610	3,502
6.88%, 06/15/30 (a)	3,535	3,583
7.88%, 02/15/31 (a)	3,351	3,503
Coty Inc.
6.63%, 07/15/30 (a)	3,160	3,235
Grupo Nutresa S.A.
8.00%, 05/12/30 (a)	3,950	4,139
9.00%, 05/12/35 (a) (c)	2,513	2,720
JBS USA Lux S.A.
7.25%, 11/15/53	5,805	6,543
Marb Bondco PLC
3.95%, 01/29/31 (a)	13,091	11,609
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	4,368	4,254
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,763	5,556
3.50%, 03/01/32	1,977	1,781
Raven Acquisition Holding LLC
6.88%, 11/15/31 (a)	7,165	7,160
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	2,748	2,745
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	5,449	5,383
		65,713
Health Care 4.8%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	3,559	3,591
Bausch Health Companies Inc.
4.88%, 06/01/28 (a)	4,144	3,483
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	3,920	3,782
10.88%, 01/15/32 (a)	5,210	5,515
CVS Health Corporation
7.00%, 03/10/55	2,692	2,783
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a)	4,336	4,161
Lifepoint Health, Inc.
5.38%, 01/15/29 (a) (c)	2,871	2,678
9.88%, 08/15/30 (a)	6,185	6,696
10.00%, 06/01/32 (a) (c)	3,240	3,340
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,007	6,728
Radiology Partners, Inc.
8.50%, 07/15/32 (a)	7,036	7,054
Tenet Healthcare Corporation
4.25%, 06/01/29	4,328	4,201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
4.38%, 01/15/30	2,480	2,403
6.13%, 06/15/30	3,224	3,280
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,201	2,158
4.75%, 05/09/27	3,567	3,560
		65,413
Materials 3.8%
Avient Corporation
6.25%, 11/01/31 (a)	2,320	2,338
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)	6,474	6,715
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (a)	4,490	4,421
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (a)	2,436	2,477
First Quantum Minerals Ltd
6.88%, 10/15/27 (a) (c)	2,184	2,185
8.63%, 06/01/31 (a)	6,755	7,009
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	5,849	5,449
Mineral Resources Limited
8.13%, 05/01/27 (a)	986	984
9.25%, 10/01/28 (a)	7,758	7,921
NOVA Chemicals Corporation
4.25%, 05/15/29 (a) (c)	4,633	4,457
7.00%, 12/01/31 (a)	5,157	5,401
Trinseo Luxco Finance SPV S.a r.l.
7.63%, 05/03/29 (a) (i)	4,790	2,766
		52,123
Utilities 2.8%
Duke Energy Corporation
6.45%, 09/01/54	4,263	4,397
Edison International
6.25%, 03/15/30	698	709
PG&E Corporation
7.38%, 03/15/55	3,506	3,325
Sempra
6.40%, 10/01/54	5,027	4,773
6.55%, 04/01/55	3,550	3,366
Vistra Corp.
8.00%, (100, 10/15/26) (a) (b)	4,328	4,430
8.88%, (100, 01/15/29) (b) (h)	3,150	3,416
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	3,865	3,867
5.00%, 07/31/27 (a)	2,859	2,855
4.38%, 05/01/29 (a)	1,018	992
6.88%, 04/15/32 (a)	6,596	6,896
		39,026
Real Estate 1.4%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	4,361	4,627
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	6,522	6,707
Uniti Group Inc.
8.63%, 06/15/32 (a)	7,517	7,596
		18,930
Total Corporate Bonds And Notes (cost $1,159,804)		1,173,476
SENIOR FLOATING RATE INSTRUMENTS 7.8%
Communication Services 2.8%
Allen Media, LLC
2021 Term Loan B, 9.95%, (3 Month Term SOFR + 5.50%), 02/10/27 (i) (j)	4,902	3,113
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 01/04/29 (j)	7,018	7,079
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 5.56%, (3 Month Term SOFR + 4.09%), 07/31/25 (j)	12	8
2024 Incremental Second Out Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 07/31/25 (j)	148	141
2024 Bridge Term Loan, 14.58%, (3 Month Term SOFR + 10.00%), 12/24/25 (j)	133	136
2025 5th Amendment Incremental Bridge Loan, 14.52%, (1 Month Term SOFR + 10.00%), 03/25/26 (j)	70	72
CMG Media Corporation
2024 Term Loan, 7.90%, (3 Month Term SOFR + 3.50%), 06/18/29 (j)	3,251	3,141
Connect Finco Sarl
2024 Extended Term Loan B, 8.83%, (1 Month Term SOFR + 4.50%), 09/11/29 (j)	1,811	1,716
CSC Holdings, LLC
2022 Term Loan B6, 8.81%, (1 Month Term SOFR + 4.50%), 01/17/28 (j)	7,231	7,123
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (j)	1,629	1,623
Gray Television, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 05/22/29 (j)	4,008	4,001
Great Outdoors Group, LLC
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 01/20/32 (j)	3,507	3,497
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (j)	3,500	3,453
ViaSat, Inc.
2023 Term Loan, 8.93%, (1 Month Term SOFR + 4.50%), 05/30/30 (j)	3,398	3,240
		38,343
Consumer Discretionary 1.8%
Clarios Global LP
2024 USD Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 05/06/30 (j)	2,705	2,694
First Brands Group, LLC
2022 Incremental Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 03/30/27 (j)	4,800	4,519
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 04/26/30 (j)	7,084	6,994
PetSmart, Inc.
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 01/29/28 (j)	2,052	2,027
Sabre GLBL Inc.
2021 Term Loan B1, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (j)	678	664
2021 Term Loan B2, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (j)	793	778
2022 1st Lien Term Loan B, 9.43%, (1 Month Term SOFR + 5.00%), 06/09/28 (j)	632	626
2024 Term Loan B1, 10.43%, (1 Month Term SOFR + 6.00%), 11/15/29 (j)	3,534	3,518
Staples, Inc.
2024 Term Loan B, 10.03%, (3 Month Term SOFR + 5.75%), 08/22/29 (j)	2,925	2,693
		24,513
Industrials 1.3%
Advisor Group, Inc.
2024 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/17/28 (j)	4,505	4,512
Pitney Bowes Inc.
2025 Term Loan B, 8.08%, (1 Month Term SOFR + 3.75%), 01/31/32 (j)	5,657	5,641
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.28%, (3 Month Term SOFR + 2.00%), 02/22/31 (j)	2,505	2,506
Vista Management Holding, Inc.
2025 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 03/27/31 (j)	5,053	5,062
		17,721
Materials 0.7%
Fortis 333, Inc.
USD Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 02/06/32 (j)	4,650	4,643
Kodiak Building Partners Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 11/26/31 (j) (k)	4,800	4,618
		9,261

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Information Technology 0.5%
Ahead DB Holdings, LLC
2024 Term Loan B3, 7.30%, (3 Month Term SOFR + 3.00%), 01/24/31 (j)	3,491	3,491
Rocket Software, Inc.
2023 USD Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 11/28/28 (j)	3,505	3,511
		7,002
Health Care 0.5%
Global Medical Response, Inc.
2024 PIK Term Loan, 9.83%, (3 Month Term SOFR + 4.75%), 10/02/28 (j)	6,760	6,764
Radiology Partners Inc
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 01/31/29 (j)	63	62
		6,826
Financials 0.2%
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 08/09/30 (j)	3,449	3,454
Total Senior Floating Rate Instruments (cost $108,519)		107,120
COMMON STOCKS 0.4%
Energy 0.3%
MPLX LP	87	4,492
Prairie Provident Resources Inc. (f)	224	5
Vantage Drilling International (f) (l)	2	25
		4,522
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	335	392
EchoStar Corporation - Class A (f)	4	109
iHeartMedia, Inc. - Class A (c) (f)	141	248
		749
Materials 0.0%
Smurfit Westrock Public Limited Company	—	4
Information Technology 0.0%
New Cotai LLC (f) (l)	—	—
Total Common Stocks (cost $8,194)		5,275
GOVERNMENT AND AGENCY OBLIGATIONS 0.2%
Sovereign 0.2%
Kenya, Government of
9.50%, 03/05/36 (a)	3,579	3,364
Total Government And Agency Obligations (cost $3,480)		3,364
SHORT TERM INVESTMENTS 10.1%
Investment Companies 5.8%
JNL Government Money Market Fund - Class I, 4.20% (m) (n)	79,649	79,649
Securities Lending Collateral 4.3%
JNL Government Money Market Fund - Class SL, 4.30% (m) (n)	59,475	59,475
Total Short Term Investments (cost $139,124)		139,124
Total Investments 103.9% (cost $1,419,121)		1,428,359
Other Assets and Liabilities, Net (3.9)%		(53,573)
Total Net Assets 100.0%		1,374,786

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $1,026,481 and 74.7% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(f) Non-income producing security.

(g) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	48,944	258,087	227,382	1,233	—	—	79,649	5.8
JNL Government Money Market Fund, 4.30% - Class SL	79,197	261,777	281,499	1,874	—	—	59,475	4.3
	128,141	519,864	508,881	3,107	—	—	139,124	10.1

Summary of Investments by Country^	Total Long Term Investments
United States of America	79.3%
Canada	4.9
France	2.2
United Kingdom	1.6
Israel	1.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Summary of Investments by Country^	Total Long Term Investments
Germany	1.1
Australia	1.1
Macau	1.0
Austria	0.9
Brazil	0.9
Zambia	0.7
Luxembourg	0.7
Ireland	0.7
Malta	0.5
Colombia	0.5
Switzerland	0.4
Netherlands	0.4
Mexico	0.4
Spain	0.3
Norway	0.3
Kenya	0.2
Puerto Rico	0.2
Peru	0.2
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	15,171	15,098	1.1
Vistra Corp., 8.88% (callable at 100, 01/15/29)	06/11/24	3,256	3,416	0.2
		18,427	18,514	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,173,476	—	1,173,476
Senior Floating Rate Instruments	—	107,120	—	107,120
Common Stocks	5,250	—	25	5,275
Government And Agency Obligations	—	3,364	—	3,364
Short Term Investments	139,124	—	—	139,124
	144,374	1,283,960	25	1,428,359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 87.8%
Financials 35.4%
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	900	857
AIG Global Funding
5.20%, 06/24/29 (a)	794	814
Ally Financial Inc.
5.74%, 05/15/29	493	502
American Express Company
5.67%, 04/25/36	335	347
AON North America, Inc.
5.75%, 03/01/54	630	621
Athene Holding Ltd
6.63%, 05/19/55	330	339
Avolon Holdings Funding Limited
4.95%, 01/15/28 (a)	783	787
Banco Santander, S.A.
6.53%, 11/07/27 (b)	1,280	1,314
Bank of America Corporation
3.71%, 04/24/28	1,290	1,275
5.82%, 09/15/29	3,000	3,127
2.97%, 02/04/33	1,500	1,343
5.47%, 01/23/35	1,500	1,541
5.51%, 01/24/36	300	308
Bank of New York Mellon Corporation, The
6.32%, 10/25/29	600	637
5.83%, 10/25/33	1,360	1,442
5.32%, 06/06/36	788	804
Barclays PLC
7.63%, (100, 03/15/35) (b) (c)	877	882
2.28%, 11/24/27	700	679
Beacon Funding Trust
6.27%, 08/15/54 (a)	590	583
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	380	318
3.85%, 03/15/52	350	271
BlackRock Finance, Inc.
2.10%, 02/25/32	550	475
BlackRock, Inc.
5.25%, 03/14/54	370	355
5.35%, 01/08/55	628	612
Blackstone Secured Lending Fund
5.30%, 06/30/30	200	198
Blue Owl Credit Income Corp.
6.60%, 09/15/29	641	660
Brookfield Asset Management Ltd.
5.80%, 04/24/35	414	424
Brown & Brown, Inc.
5.25%, 06/23/32	175	178
5.55%, 06/23/35	99	101
Capital One Financial Corporation
6.18%, 01/30/36	550	560
Caterpillar Financial Services Corporation
4.85%, 02/27/29	870	890
Citigroup Inc.
6.95%, (100, 02/15/30) (c)	600	612
3.79%, 03/17/33	1,150	1,075
6.02%, 01/24/36	600	616
CNO Financial Group, Inc.
6.45%, 06/15/34	300	315
Corebridge Financial, Inc.
5.75%, 01/15/34	580	603
4.40%, 04/05/52	330	264
Credit Agricole SA
5.22%, 05/27/31 (a)	1,096	1,116
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	1,120	1,081
4.95%, 06/09/30 (a)	2,287	2,312
European Bank for Reconstruction and Development
4.13%, 01/25/29	1,160	1,173
European Investment Bank
4.00%, 02/15/29	1,500	1,512
4.25%, 08/16/32	798	808
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	810	752
Ford Motor Credit Company LLC
5.92%, 03/20/28	800	808
6.80%, 11/07/28	520	539
5.88%, 11/07/29	450	452
General Motors Financial Company, Inc.
5.80%, 06/23/28	390	401
5.60%, 06/18/31	600	612
Goldman Sachs Group, Inc., The
4.69%, 10/23/30	580	582
4.41%, 04/23/39	910	820
5.56%, 11/19/45	1,000	985
Golub Capital Private Credit Fund
5.88%, 05/01/30	586	586
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	330	223
Hartford Insurance Group, Inc., The
2.90%, 09/15/51	350	219
HSBC Holdings PLC
5.13%, 11/19/28 - 03/03/31 (b)	1,600	1,619
6.16%, 03/09/29	600	624
Inter-American Development Bank
4.50%, 05/15/26	1,910	1,917
International Bank for Reconstruction and Development
4.75%, 04/10/26	2,000	2,010
3.88%, 10/16/29 - 02/14/30	4,276	4,285
4.00%, 07/25/30	810	815
4.50%, 04/10/31	700	721
JPMorgan Chase & Co.
5.04%, 01/23/28	1,000	1,010
4.51%, 10/22/28	1,640	1,644
2.07%, 06/01/29	1,223	1,148
4.20%, 07/23/29	1,950	1,943
5.35%, 06/01/34	610	628
4.95%, 10/22/35	800	792
5.57%, 04/22/36	200	207
3.11%, 04/22/41	430	329
5.53%, 11/29/45	1,300	1,305
3.96%, 11/15/48	650	520
KfW
5.00%, 03/16/26	3,000	3,017
4.63%, 08/07/26	700	705
3.50%, 08/27/27	3,700	3,681
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	360	232
Lloyds Banking Group PLC
5.72%, 06/05/30	485	504
LPL Holdings, Inc.
5.65%, 03/15/35	350	352
MET Tower Global Funding
4.85%, 01/16/27 (a)	1,390	1,404
Mitsubishi UFJ Financial Group, Inc.
5.57%, 01/16/36	1,900	1,949
Morgan Stanley
5.66%, 04/18/30	1,450	1,507
4.65%, 10/18/30	1,870	1,874
5.19%, 04/17/31	1,600	1,639
5.25%, 04/21/34	1,840	1,872
5.59%, 01/18/36	400	412
5.95%, 01/19/38	400	412
5.52%, 11/19/55	1,000	977
Morgan Stanley Bank, N.A.
5.02%, 01/12/29	700	711
NatWest Group PLC
5.12%, 05/23/31 (b)	646	655
New York Life Global Funding
4.55%, 01/28/33 (a)	450	440
Northwestern Mutual Life Foundation, Inc.
6.17%, 05/29/55 (a)	340	355

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Royal Bank of Canada
4.97%, 08/02/30	1,100	1,116
6.35%, 11/24/84 (b)	1,000	941
S&P Global Inc.
5.25%, 09/15/33	910	945
Sixth Street Lending Partners
6.13%, 07/15/30 (a)	100	102
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 (a)	810	835
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	925	983
5.58%, 01/29/36	552	569
Toyota Motor Credit Corporation
5.10%, 03/21/31	500	514
Truist Financial Corporation
5.12%, 01/26/34	400	400
U.S. Bancorp
5.08%, 05/15/31	393	401
5.42%, 02/12/36	705	719
U.S. Bank National Association
4.73%, 05/15/28 (d)	830	835
UBS Group AG
6.25%, 09/22/29 (a)	1,000	1,051
6.54%, 08/12/33 (a)	200	218
Wells Fargo & Company
2.88%, 10/30/30	930	869
5.24%, 01/24/31	1,000	1,026
5.15%, 04/23/31	1,600	1,638
5.56%, 07/25/34	580	599
		99,686
Health Care 9.2%
AbbVie Inc.
4.80%, 03/15/29	1,500	1,530
4.25%, 11/21/49	300	247
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	470	312
Alcon Finance Corporation
3.00%, 09/23/29 (a)	397	374
2.60%, 05/27/30 (a)	617	564
Amgen Inc.
5.25%, 03/02/30	970	999
5.65%, 03/02/53	670	653
AstraZeneca Finance LLC
5.00%, 02/26/34	780	795
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	390	346
Bristol-Myers Squibb Company
4.13%, 06/15/39	500	445
Cencora, Inc.
4.85%, 12/15/29	420	427
5.15%, 02/15/35	594	600
Centene Corporation
3.38%, 02/15/30	1,220	1,126
Cigna Group, The
2.38%, 03/15/31	400	356
CVS Health Corporation
4.78%, 03/25/38	1,720	1,579
Elevance Health, Inc.
6.10%, 10/15/52	610	622
Eli Lilly and Company
5.05%, 08/14/54	768	719
Gilead Sciences, Inc.
4.80%, 04/01/44	560	512
HCA Inc.
5.45%, 09/15/34	346	349
4.63%, 03/15/52	750	603
6.20%, 03/01/55	500	503
Humana Inc.
5.75%, 04/15/54	200	186
Indiana University Health, Inc.
2.85%, 11/01/51	350	219
Johnson & Johnson
4.85%, 03/01/32	1,040	1,069
Kaiser Foundation Hospitals
4.15%, 05/01/47	290	238
Labcorp Holdings Inc.
4.35%, 04/01/30	1,020	1,013
Mars, Incorporated
3.88%, 04/01/39 (a)	780	672
5.65%, 05/01/45 (a)	240	241
5.70%, 05/01/55 (a)	100	100
McKesson Corporation
4.65%, 05/30/30	1,370	1,381
Merck & Co., Inc.
5.00%, 05/17/53	370	341
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26	770	770
5.30%, 05/19/53	400	378
Quest Diagnostics Incorporated
4.63%, 12/15/29	1,571	1,586
Roche Holdings, Inc.
5.59%, 11/13/33 (a)	400	424
Royalty Pharma PLC
3.30%, 09/02/40	1,040	783
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	280	199
Takeda Pharmaceutical Company Limited
5.30%, 07/05/34	670	679
UnitedHealth Group Incorporated
4.95%, 01/15/32	950	962
4.25%, 06/15/48	920	740
6.05%, 02/15/63	300	304
		25,946
Utilities 8.2%
Atmos Energy Corporation
5.20%, 08/15/35	542	548
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	670	576
5.70%, 05/15/54	200	200
Constellation Energy Generation, LLC
6.50%, 10/01/53	220	236
Duke Energy Corporation
4.25%, 12/15/41	410	351
Duke Energy Florida, LLC
5.95%, 11/15/52	560	575
Duke Energy Progress, LLC
5.10%, 03/15/34	370	376
4.10%, 03/15/43	450	372
5.55%, 03/15/55	908	889
Electricite de France
6.00%, 04/22/64 (a)	450	426
Entergy Utility Assets, LLC
5.15%, 09/15/34	267	269
Essential Utilities, Inc.
2.70%, 04/15/30	530	489
Exelon Corporation
5.60%, 03/15/53	340	327
6.50%, 03/15/55	1,503	1,528
Florida Power & Light Company
5.30%, 06/15/34	660	680
3.95%, 03/01/48	780	621
Interstate Power and Light Company
5.60%, 06/29/35	354	364
Nevada Power Company
6.00%, 03/15/54	200	203
Niagara Mohawk Power Corporation
6.00%, 07/03/55 (a)	503	503
NiSource Inc.
5.85%, 04/01/55	914	904
Northern States Power Company
5.10%, 05/15/53	500	464
NSTAR Electric Company
1.95%, 08/15/31	300	260
5.40%, 06/01/34	215	221
5.20%, 03/01/35	982	990
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	430	282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
PECO Energy Company
2.85%, 09/15/51	410	258
PG&E Company
6.95%, 03/15/34	450	485
4.50%, 07/01/40	620	517
6.75%, 01/15/53	650	654
6.70%, 04/01/53	310	311
5.90%, 10/01/54	440	399
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	280	248
Public Service Electric And Gas Company
5.45%, 03/01/54	600	586
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	690	714
5.88%, 10/15/28	850	890
RWE Finance US, LLC
6.25%, 04/16/54 (a)	340	339
San Diego Gas & Electric Company
5.35%, 04/01/53	360	336
Sempra
6.40%, 10/01/54	870	826
Southern California Edison Company
4.88%, 02/01/27	860	865
5.20%, 06/01/34	500	485
4.65%, 10/01/43	470	380
5.88%, 12/01/53	560	510
Southern California Gas Company
5.45%, 06/15/35	589	601
6.35%, 11/15/52	200	214
6.00%, 06/15/55	551	561
Virginia Electric and Power Company
2.45%, 12/15/50	450	252
		23,085
Industrials 7.2%
Aircastle Limited
6.50%, 07/18/28 (a)	950	992
Amcor Finance (USA), Inc.
5.63%, 05/26/33	400	415
Boeing Company, The
6.30%, 05/01/29 (e)	900	951
6.53%, 05/01/34 (e)	490	532
5.81%, 05/01/50 (e)	450	431
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	410	408
5.20%, 04/15/54	840	795
5.50%, 03/15/55	811	804
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	630	414
Caterpillar Inc.
5.20%, 05/15/35	1,103	1,123
Element Fleet Management Corp.
5.04%, 03/25/30 (a)	490	494
Ferguson Enterprises Inc.
5.00%, 10/03/34	200	199
GATX Corporation
6.90%, 05/01/34	370	411
Holcim Finance US LLC
4.95%, 04/07/30 (a)	391	396
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	427	438
5.75%, 01/15/35	263	271
Norfolk Southern Corporation
5.35%, 08/01/54 (f)	450	431
Paychex, Inc.
5.10%, 04/15/30	498	510
5.35%, 04/15/32	385	395
5.60%, 04/15/35	209	216
Regal Rexnord Corporation
6.05%, 04/15/28 (e)	790	814
6.40%, 04/15/33 (e)	510	538
Republic Services, Inc.
4.88%, 04/01/29	270	276
RTX Corporation
6.00%, 03/15/31	980	1,053
6.10%, 03/15/34	680	735
5.38%, 02/27/53	220	211
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54	820	809
Smurfit Westrock Financing Designated Activity Company
5.42%, 01/15/35	208	211
Tyco Electronics Group S.A.
5.00%, 05/09/35	380	378
UL Solutions Inc.
6.50%, 10/20/28 (a)	700	738
Union Pacific Corporation
3.60%, 09/15/37	530	461
3.95%, 08/15/59	490	361
Verisk Analytics, Inc.
5.25%, 06/05/34	663	677
Waste Connections, Inc.
5.00%, 03/01/34	510	515
Waste Management, Inc.
4.80%, 03/15/32	1,840	1,869
		20,272
Information Technology 6.4%
Accenture Capital Inc.
4.05%, 10/04/29	732	727
Apple Inc.
4.50%, 05/12/32	1,360	1,376
4.75%, 05/12/35	1,360	1,372
3.45%, 02/09/45	450	349
4.38%, 05/13/45	170	150
4.65%, 02/23/46	560	512
3.95%, 08/08/52	800	637
AppLovin Corporation
5.38%, 12/01/31	700	712
Broadcom Inc.
5.05%, 07/12/29	1,308	1,340
4.35%, 02/15/30	1,207	1,203
3.47%, 04/15/34 (a)	500	446
4.93%, 05/15/37 (a)	180	175
Cisco Systems, Inc.
4.85%, 02/26/29	580	594
4.95%, 02/26/31	330	339
5.30%, 02/26/54	330	320
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	228	238
6.15%, 01/25/32 (a)	500	526
Intel Corporation
4.80%, 10/01/41	310	271
5.63%, 02/10/43	750	713
International Business Machines Corporation
5.20%, 02/10/35	300	304
Microsoft Corporation
2.53%, 06/01/50	1,700	1,052
NXP B.V.
3.15%, 05/01/27	730	715
Oracle Corporation
3.65%, 03/25/41	600	473
4.00%, 11/15/47	520	398
Qualcomm Incorporated
4.80%, 05/20/45	340	311
Synopsys, Inc.
4.85%, 04/01/30	968	982
TD SYNNEX Corporation
6.10%, 04/12/34	190	200
Texas Instruments Incorporated
3.65%, 08/16/32	550	521
5.15%, 02/08/54	500	471
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	570	553
		17,980
Consumer Staples 6.1%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	1,700	1,731
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	630	620

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
B.A.T Capital Corporation
5.35%, 08/15/32	1,440	1,474
7.08%, 08/02/53	400	446
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (a)	590	583
Cargill, Incorporated
2.13%, 11/10/31 (a)	580	504
Coca-Cola Company, The
5.30%, 05/13/54	500	486
Constellation Brands, Inc.
4.80%, 05/01/30	141	142
2.25%, 08/01/31	510	442
4.90%, 05/01/33 (f)	250	248
CSL Finance PLC
4.25%, 04/27/32 (a)	330	322
5.11%, 04/03/34 (a)	920	935
Grupo Nutresa S.A.
9.00%, 05/12/35 (a) (f)	300	325
JBS USA Holding Lux S.a r.l.
6.38%, 04/15/66 (a)	943	949
JBS USA Lux S.A.
6.75%, 03/15/34	100	109
7.25%, 11/15/53	430	485
Kenvue Inc.
5.00%, 03/22/30	800	825
Keurig Dr Pepper Inc.
3.95%, 04/15/29	800	787
Nestle Capital Corporation
4.88%, 03/12/34 (a)	300	304
Nestle Holdings, Inc.
5.25%, 03/13/26 (a)	870	876
Philip Morris International Inc.
4.75%, 11/01/31	900	907
Procter & Gamble Company, The
4.05%, 05/01/30	1,100	1,101
Southern California, University of
3.84%, 10/01/47	450	356
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	447	429
Tyson Foods, Inc.
5.70%, 03/15/34	550	569
Unilever Capital Corporation
5.00%, 12/08/33	610	626
University of Chicago, The
2.76%, 04/01/45	350	272
Walmart Inc.
4.50%, 04/15/53	500	438
		17,291
Communication Services 5.2%
Alphabet Inc.
4.50%, 05/15/35	910	897
1.90%, 08/15/40	449	301
5.25%, 05/15/55	173	170
5.30%, 05/15/65	162	158
AT&T Inc.
2.30%, 06/01/27	640	617
5.25%, 03/01/37	1,180	1,180
4.85%, 03/01/39	1,110	1,050
4.30%, 12/15/42	390	329
3.65%, 06/01/51	1,540	1,092
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	960	691
Comcast Corporation
4.25%, 10/15/30	700	696
3.75%, 04/01/40	760	632
2.89%, 11/01/51	760	463
Cox Communications, Inc.
5.95%, 09/01/54 (a)	580	538
Meta Platforms, Inc.
5.60%, 05/15/53	500	500
5.55%, 08/15/64	492	481
SoftBank Corp.
5.33%, 07/09/35 (a)	628	628
T-Mobile USA, Inc.
4.95%, 03/15/28	800	813
2.25%, 11/15/31	400	347
5.75%, 01/15/34	850	890
5.65%, 01/15/53	240	232
Verizon Communications Inc.
4.40%, 11/01/34	1,300	1,235
Walt Disney Company, The
6.65%, 11/15/37	660	756
		14,696
Energy 5.1%
BP Capital Markets America Inc.
2.94%, 06/04/51	410	257
Chevron U.S.A. Inc.
4.41%, 02/26/27	900	908
ConocoPhillips Company
5.30%, 05/15/53	360	332
Energy Transfer LP
6.40%, 12/01/30	600	647
5.70%, 04/01/35	300	306
5.80%, 06/15/38	380	382
5.00%, 05/15/50	907	760
Enterprise Products Operating LLC
5.70%, 02/15/42	800	805
5.55%, 02/16/55	140	135
Equinor ASA
5.13%, 06/03/35	900	915
Exxon Mobil Corporation
4.23%, 03/19/40	700	626
MPLX LP
5.50%, 06/01/34	730	734
Ovintiv Canada ULC
5.65%, 05/15/28	790	812
6.25%, 07/15/33	510	526
Pioneer Natural Resources Company
1.90%, 08/15/30	700	621
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	790	795
4.50%, 05/15/30	1,030	1,028
Shell International Finance B.V.
3.00%, 11/26/51	730	470
Targa Resources Corp.
6.15%, 03/01/29	900	947
4.95%, 04/15/52	210	175
Targa Resources Partners LP
4.00%, 01/15/32	610	567
TotalEnergies SE
5.64%, 04/05/64	600	582
Williams Companies, Inc., The
5.30%, 09/30/35 - 08/15/52	1,040	1,002
		14,332
Consumer Discretionary 2.2%
Amazon.com, Inc.
3.88%, 08/22/37	1,100	995
2.50%, 06/03/50	370	222
General Motors Company
5.63%, 04/15/30	850	869
Honda Motor Co., Ltd.
5.34%, 07/08/35	1,100	1,103
Hyundai Capital America
4.88%, 11/01/27 (a)	800	804
Lowe`s Companies, Inc.
3.00%, 10/15/50	740	463
Marriott International, Inc.
4.65%, 12/01/28	580	585
McDonald's Corporation
5.45%, 08/14/53	530	510
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	230	239
Toyota Motor Corporation
5.05%, 06/30/35	350	352
Warnermedia Holdings, Inc.
5.14%, 03/15/52	98	60
		6,202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Materials 1.7%
Amcor Flexibles North America, Inc.
5.50%, 03/17/35 (a)	591	600
Anglo American Capital PLC
4.50%, 03/15/28 (a)	340	340
6.00%, 04/05/54 (a)	260	256
Antofagasta PLC
6.25%, 05/02/34 (a)	247	258
Corporacion Nacional del Cobre de Chile
6.44%, 01/26/36 (a)	500	523
Glencore Funding LLC
5.19%, 04/01/30 (a)	164	167
5.67%, 04/01/35 (a)	367	374
Newmont Corporation
5.35%, 03/15/34	1,220	1,252
Sonoco Products Company
4.45%, 09/01/26	193	193
4.60%, 09/01/29	500	499
Vulcan Materials Company
5.70%, 12/01/54	311	309
		4,771
Real Estate 1.1%
American Tower Corporation
1.45%, 09/15/26	1,140	1,101
2.90%, 01/15/30	500	466
CoStar Group, Inc.
2.80%, 07/15/30 (a)	510	461
ERP Operating Limited Partnership
4.95%, 06/15/32	178	180
ProLogis, L.P.
5.25%, 06/15/53	200	188
VICI Properties Inc.
4.13%, 08/15/30 (a)	600	576
		2,972
Total Corporate Bonds And Notes (cost $243,417)		247,233
GOVERNMENT AND AGENCY OBLIGATIONS 6.2%
Sovereign 2.3%
CPPIB Capital Inc.
3.75%, 10/08/27 (a)	1,170	1,168
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 05/07/36	800	791
6.34%, 05/04/53	550	505
Israel, State of
5.50%, 03/12/34	1,040	1,049
ROP Sukuk Trust
5.05%, 06/06/29 (a)	960	980
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	310	211
The Philippines, Government of
5.00%, 07/17/33	720	727
5.95%, 10/13/47	330	341
Urzad Rady Ministrow
5.50%, 03/18/54	850	786
		6,558
U.S. Treasury Bond 2.3%
Treasury, United States Department of
4.13%, 08/15/44	4,380	4,013
2.88%, 11/15/46	3,250	2,393
		6,406
U.S. Treasury Note 1.2%
Treasury, United States Department of
4.63%, 06/30/26	3,500	3,520
Municipal 0.4%
Jobsohio Beverage System
4.43%, 01/01/33	145	146
Metropolitan Transportation Authority
6.81%, 11/15/40	160	174
New Jersey Turnpike Authority
7.10%, 01/01/41	250	286
Texas, State of
5.52%, 04/01/39	250	257
The University of Texas System
4.79%, 08/15/46	230	213
		1,076
Total Government And Agency Obligations (cost $17,514)		17,560
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.2%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	243	232
Series 2016-A-2, 3.65%, 06/15/28	200	190
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	232	224
Series 2019-1, 3.30%, 12/15/32	299	277
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	751	754
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	906	906
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	690	698
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (g)	210	214
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	347	347
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,385	1,405
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	631	636
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	283	269
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,100)		6,152
SHORT TERM INVESTMENTS 3.9%
U.S. Treasury Bill 1.8%
Treasury, United States Department of
4.25%, 07/31/25	3,000	2,990
4.20%, 11/20/25	2,000	1,967
		4,957
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.20% (h) (i)	4,849	4,849
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.30% (h) (i)	1,033	1,033
Total Short Term Investments (cost $10,839)		10,839
Total Investments 100.1% (cost $277,870)		281,784
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.1)%		(256)
Total Net Assets 100.0%		281,539

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $33,943 and 12.1% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(f) All or a portion of the security was on loan as of June 30, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	925	73,270	69,346	87	—	—	4,849	1.7
JNL Government Money Market Fund, 4.30% - Class SL	2,289	13,012	14,268	29	—	—	1,033	0.4
	3,214	86,282	83,614	116	—	—	5,882	2.1

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.1%
Multi-National	4.8
United Kingdom	3.8
Germany	2.9
Switzerland	1.7
Japan	1.7
Canada	1.5
Ireland	1.0
France	0.8
Philippines	0.7
Australia	0.7
Mexico	0.7
Belgium	0.6
Spain	0.5
Israel	0.4
Brazil	0.3
Norway	0.3
Sweden	0.3
Poland	0.3
Chile	0.3
Netherlands	0.2
India	0.2
Colombia	0.1
Italy	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America Investment Grade Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 4.73%, 05/15/28	05/12/25	830	835	0.3

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	22	September 2025	2,426	8	41
United States 2 Year Note	37	October 2025	7,669	2	28
United States 5 Year Note	3	October 2025	326	—	1
United States Long Bond	8	September 2025	888	8	36
United States Ultra Bond	7	September 2025	812	15	21
				33	127
Short Contracts
United States 10 Year Ultra Bond	(49)	September 2025	(5,558)	(22)	(41)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	247,233	—	247,233
Government And Agency Obligations	—	17,560	—	17,560
Non-U.S. Government Agency Asset-Backed Securities	—	6,152	—	6,152
Short Term Investments	5,882	4,957	—	10,839
	5,882	275,902	—	281,784
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	127	—	—	127
	127	—	—	127
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(41)	—	—	(41)
	(41)	—	—	(41)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.6%
Mortgage-Backed Securities 23.0%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	4,180	3,545
3.00%, 05/01/34 - 06/01/52	13,426	11,847
2.00%, 04/01/36 - 06/01/52	24,619	20,670
3.50%, 08/01/37 - 05/01/48	9,946	9,294
4.00%, 10/01/37 - 04/01/53	16,821	15,829
5.00%, 02/01/38 - 03/01/55	28,685	28,167
4.50%, 07/01/38 - 09/01/52	15,988	15,487
5.50%, 10/01/53 - 09/01/54	27,316	27,317
6.00%, 11/01/53 - 03/01/54	10,819	11,000
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	17,187	14,957
3.00%, 04/01/31 - 05/01/53	25,413	22,619
5.00%, 06/01/35 - 04/01/53	10,525	10,378
2.00%, 10/01/35 - 05/01/52	39,008	31,291
4.00%, 10/01/37 - 07/01/52	11,427	10,838
4.50%, 05/01/38 - 08/01/53	17,722	17,096
3.50%, 11/01/42 - 08/01/49	8,027	7,403
5.50%, 02/01/53	2,692	2,705
6.00%, 10/01/53	2,668	2,721
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/55	7,705	7,598
3.50%, 06/20/43 - 05/20/52	8,690	8,002
4.00%, 05/20/44 - 04/20/53	7,657	7,197
3.00%, 07/20/45 - 06/20/52	13,656	12,119
4.50%, 12/20/48 - 06/20/53	14,066	13,577
2.50%, 08/20/50 - 04/20/52	17,359	14,765
2.00%, 10/20/51 - 01/20/52	6,309	5,145
		331,567
U.S. Treasury Note 12.0%
Treasury, United States Department of
3.75%, 05/15/28	30,750	30,799
4.63%, 04/30/29 - 09/30/30	11,400	11,785
4.88%, 10/31/30	3,750	3,936
4.13%, 07/31/31	20,910	21,152
1.38%, 11/15/31	14,001	11,979
2.88%, 05/15/32	45,388	42,353
3.50%, 02/15/33	6,755	6,513
3.88%, 08/15/33	16,073	15,833
4.50%, 11/15/33	3,750	3,852
4.38%, 05/15/34	23,655	24,026
		172,228
U.S. Treasury Bond 9.9%
Treasury, United States Department of
3.75%, 08/15/41	10,898	9,759
3.13%, 11/15/41	11,200	9,177
4.13%, 08/15/44	19,330	17,710
2.50%, 02/15/45 - 02/15/46	51,398	35,948
4.75%, 02/15/45	14,350	14,277
3.00%, 02/15/48	16,488	12,247
2.88%, 05/15/49	20,310	14,575
2.25%, 08/15/49	23,095	14,484
4.00%, 11/15/52	16,510	14,440
		142,617
U.S. Government Agency Obligations 0.7%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (a)	7,104	6,140
Tennessee Valley Authority
4.88%, 05/15/35 (a)	3,530	3,598
		9,738
Total Government And Agency Obligations (cost $697,397)		656,150
CORPORATE BONDS AND NOTES 40.0%
Financials 18.0%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	3,001	2,925
Ally Financial Inc.
6.65%, 01/17/40	4,801	4,722
American Express Company
5.26%, 07/26/28 (b)	2,694	2,701
5.67%, 04/25/36	3,477	3,603
Apollo Debt Solutions BDC
6.55%, 03/15/32 (c)	3,130	3,199
Ares Management Corporation
5.60%, 10/11/54	2,290	2,168
Aspen Insurance Holdings Limited
5.75%, 07/01/30	968	984
Athene Holding Ltd
6.63%, 05/19/55	3,294	3,387
Avolon Holdings Funding Limited
5.38%, 05/30/30 (c)	3,236	3,300
Banco Santander, S.A.
9.63%, (100, 05/21/33) (d) (e)	4,021	4,689
5.46%, (SOFR + 1.12%), 07/15/28 (b)	600	601
Bank of America Corporation
2.97%, 02/04/33	2,908	2,604
5.87%, 09/15/34	3,550	3,744
5.52%, 10/25/35	5,265	5,256
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	4,913	5,415
Barclays PLC
7.63%, (100, 03/15/35) (d) (e)	3,566	3,588
9.63%, (100, 12/15/29) (d) (e)	3,207	3,576
Beacon Funding Trust
6.27%, 08/15/54 (c)	1,422	1,404
BlackRock, Inc.
5.25%, 03/14/54	1,480	1,422
5.35%, 01/08/55	1,495	1,458
Blackstone Secured Lending Fund
5.30%, 06/30/30	1,568	1,552
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (c)	1,958	1,968
BNP Paribas
7.45%, (100, 06/27/35) (c) (d) (e)	3,560	3,579
Brown & Brown, Inc.
5.55%, 06/23/35	1,002	1,021
6.25%, 06/23/55	677	698
Capital One Financial Corporation
6.38%, 06/08/34	1,732	1,843
6.18%, 01/30/36	3,287	3,346
Citadel Limited Partnership
6.38%, 01/23/32 (c) (f)	2,402	2,506
Citigroup Inc.
6.95%, (100, 02/15/30) (d)	4,090	4,175
7.13%, (100, 08/15/29) (d)	4,120	4,248
6.02%, 01/24/36	4,106	4,215
Daimler Trucks Finance North America LLC
5.29%, (SOFR + 0.96%), 09/25/27 (b) (c)	3,995	4,000
Equitable Holdings, Inc.
6.70%, 03/28/55	2,512	2,568
Ford Motor Credit Company LLC
4.13%, 08/17/27	632	618
3.82%, 11/02/27	4,056	3,914
7.35%, 11/04/27	3,456	3,590
6.05%, 11/05/31	1,340	1,343
Franklin BSP Capital Corporation
7.20%, 06/15/29	2,883	2,990
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (c)	793	823
9.13%, 05/15/31 (c)	1,918	1,978
8.38%, 04/01/32 (c)	1,859	1,876
General Motors Financial Company, Inc.
5.67%, 05/08/27 (b)	4,700	4,701
Global Atlantic Financial Company
7.95%, 10/15/54 (c)	4,874	5,087
Goldman Sachs Group, Inc., The
5.56%, 11/19/45	6,694	6,594
5.73%, 01/28/56	2,431	2,433
Golub Capital Private Credit Fund
5.80%, 09/12/29	3,890	3,881
5.88%, 05/01/30	2,998	2,998
Henneman Trust
6.58%, 05/15/55 (c)	1,286	1,292

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Intesa Sanpaolo SPA
7.78%, 06/20/54 (c)	3,366	3,784
Jane Street Group, LLC
6.75%, 05/01/33 (c)	2,366	2,439
JPMorgan Chase & Co.
4.60%, 10/22/30	10,070	10,102
5.10%, 04/22/31	1,968	2,017
5.57%, 04/22/36	9,170	9,509
5.53%, 11/29/45	3,790	3,803
Ladder Capital Finance Holdings LLLP
5.50%, 08/01/30	2,237	2,252
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	2,152	2,157
LPL Holdings, Inc.
5.15%, 06/15/30	2,316	2,345
5.75%, 06/15/35	3,500	3,542
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (c)	4,199	4,385
6.50%, 03/26/31 (c)	1,890	1,999
MassMutual Global Funding II
5.08%, (SOFR + 0.74%), 04/09/27 (b) (c)	7,690	7,716
Morgan Stanley
5.35%, (SOFR + 1.02%), 04/13/28 (b)	6,000	6,031
5.19%, 04/17/31	2,532	2,594
6.63%, 11/01/34	2,880	3,177
5.47%, 01/18/35	3,120	3,192
5.83%, 04/19/35	2,446	2,564
5.66%, 04/17/36	2,760	2,860
5.52%, 11/19/55	3,769	3,681
Morgan Stanley Bank, N.A.
5.18%, (SOFR + 0.86%), 05/26/28 (b) (g)	2,005	2,010
MSD Investment Corp.
6.25%, 05/31/30 (c)	1,883	1,867
National Rural Utilities Cooperative Finance Corporation
7.45%, (3 Month Term SOFR + 3.17%), 04/30/43 (b)	803	808
NatWest Markets PLC
5.46%, (SOFR + 1.14%), 05/17/29 (b) (c)	3,000	3,012
New York Life Global Funding
5.00%, 01/09/34 (c)	4,628	4,649
Northwestern Mutual Life Foundation, Inc.
6.17%, 05/29/55 (c)	1,752	1,832
PennyMac Financial Services, Inc.
6.88%, 02/15/33 (c)	1,860	1,906
Rocket Companies, Inc.
6.13%, 08/01/30 (c)	880	897
6.38%, 08/01/33 (c)	880	901
Sixth Street Lending Partners
6.13%, 07/15/30 (c)	2,618	2,666
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30	1,019	1,022
State Street Corporation
6.12%, 11/21/34	1,900	2,027
Synovus Bank
5.63%, 02/15/28	860	870
Synovus Financial Corp.
6.17%, 11/01/30	3,310	3,394
The PNC Financial Services Group, Inc.
5.58%, 01/29/36	2,855	2,941
U.S. Bancorp
5.42%, 02/12/36	3,638	3,709
Wells Fargo & Company
5.40%, (SOFR + 1.07%), 04/22/28 (b)	3,523	3,543
		258,786
Utilities 4.8%
Baltimore Gas and Electric Company
5.45%, 06/01/35	2,899	2,970
Duke Energy Corporation
5.80%, 06/15/54	2,733	2,677
Duke Energy Progress, LLC
5.05%, 03/15/35	3,082	3,097
5.55%, 03/15/55	3,130	3,066
Edison International
5.25%, 11/15/28	5,746	5,680
Exelon Corporation
6.50%, 03/15/55	2,199	2,235
Interstate Power and Light Company
5.60%, 06/29/35	1,227	1,261
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/35	6,730	6,860
NiSource Inc.
5.85%, 04/01/55	4,710	4,661
PG&E Company
3.30%, 12/01/27	605	585
3.25%, 06/01/31	1,512	1,357
5.90%, 06/15/32	3,593	3,672
4.50%, 07/01/40	4,153	3,464
6.75%, 01/15/53	3,369	3,392
PG&E Corporation
7.38%, 03/15/55	3,694	3,504
PPL Electric Utilities Corporation
5.00%, 05/15/33	7,236	7,349
Public Service Company of Oklahoma
5.45%, 01/15/36	4,740	4,775
Southern California Edison Company
5.90%, 03/01/55	1,940	1,775
Vistra Operations Company LLC
3.70%, 01/30/27 (c)	2,515	2,483
6.95%, 10/15/33 (c)	4,162	4,577
		69,440
Industrials 3.0%
Aircastle Limited
5.25%, 08/11/25 (c)	3,595	3,595
Boeing Company, The
7.01%, 05/01/64 (f)	1,318	1,448
Builders FirstSource, Inc.
6.75%, 05/15/35 (c)	1,310	1,349
GXO Logistics Inc.
6.50%, 05/06/34	4,646	4,854
Herc Holdings Inc.
7.00%, 06/15/30 (c)	1,601	1,676
7.25%, 06/15/33 (c)	1,601	1,678
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,175	1,207
JH North America Holdings Inc.
5.88%, 01/31/31 (c)	439	443
6.13%, 07/31/32 (c)	637	648
Maxam Prill S.a r.l.
7.75%, 07/15/30 (c)	2,860	2,861
Onesky Flight, LLC
8.88%, 12/15/29 (c)	754	785
Paychex, Inc.
5.35%, 04/15/32	3,012	3,091
Regal Rexnord Corporation
6.05%, 02/15/26 (f)	2,477	2,498
Siemens Funding B.V.
5.20%, 05/28/35 (c)	4,710	4,800
5.80%, 05/28/55 (c)	1,034	1,066
5.90%, 05/28/65 (c)	710	736
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (c)	2,976	3,122
Uber Technologies, Inc.
4.80%, 09/15/34	1,500	1,478
5.35%, 09/15/54	1,390	1,301
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (c)	2,340	2,324
XPO, Inc.
6.25%, 06/01/28 (c)	2,506	2,544
		43,504
Consumer Staples 3.0%
Ashtead Capital, Inc.
5.80%, 04/15/34 (c)	3,466	3,544
B.A.T Capital Corporation
5.35%, 08/15/32	3,730	3,818
5.63%, 08/15/35	3,730	3,795
Grupo Nutresa S.A.
9.00%, 05/12/35 (c)	5,280	5,715

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JBS USA Holding Lux S.a r.l.
6.38%, 04/15/66 (c)	4,828	4,859
JBS USA Lux S.A.
7.25%, 11/15/53	5,545	6,250
Marb Bondco PLC
3.95%, 01/29/31 (c)	3,470	3,077
Philip Morris International Inc.
4.88%, 04/30/35	7,130	7,028
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	2,267	2,175
Walmart Inc.
4.90%, 04/28/35	2,891	2,927
		43,188
Energy 2.3%
Apa Corp.
6.75%, 02/15/55 (c)	3,268	3,088
Energy Transfer LP
6.50%, (100, 08/15/26) (d)	565	568
7.13%, (100, 05/15/30) (d)	2,573	2,624
8.00%, 05/15/54	2,934	3,122
EQT Corporation
6.38%, 04/01/29 (c)	813	839
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (c)	1,326	1,377
6.88%, 05/15/34 (c)	1,520	1,457
NGL Energy Operating LLC
8.13%, 02/15/29 (c)	1,600	1,616
Raizen Fuels Finance S.A.
6.70%, 02/25/37 (c)	4,465	4,381
Targa Resources Partners LP
4.88%, 02/01/31	1,897	1,880
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (c) (d)	6,625	6,457
Venture Global Plaquemines LNG, LLC
6.50%, 01/15/34 (c)	1,314	1,314
6.75%, 01/15/36 (c)	1,635	1,635
Western Midstream Operating, LP
5.45%, 11/15/34	2,488	2,441
		32,799
Information Technology 2.2%
Apple Inc.
4.20%, 05/12/30	4,710	4,727
4.50%, 05/12/32	4,710	4,767
4.75%, 05/12/35	4,710	4,751
AppLovin Corporation
5.50%, 12/01/34	3,472	3,525
Broadcom Inc.
4.55%, 02/15/32	3,064	3,037
4.80%, 10/15/34	1,978	1,954
Cisco Systems, Inc.
5.05%, 02/26/34	3,961	4,053
Foundry JV Holdco LLC
5.88%, 01/25/34 (c)	4,490	4,567
		31,381
Materials 2.0%
Anglo American Capital PLC
5.75%, 04/05/34 (c) (h)	4,061	4,190
6.00%, 04/05/54 (c)	1,383	1,362
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (c)	1,201	1,221
First Quantum Minerals Ltd
8.63%, 06/01/31 (c)	1,640	1,702
8.00%, 03/01/33 (c)	340	349
Glencore Funding LLC
5.63%, 04/04/34 (c)	5,090	5,193
5.67%, 04/01/35 (c)	4,597	4,688
Mineral Resources Limited
8.13%, 05/01/27 (c)	870	869
9.25%, 10/01/28 (c)	1,988	2,030
Newmont Corporation
5.35%, 03/15/34	2,849	2,924
NOVA Chemicals Corporation
4.25%, 05/15/29 (c)	1,860	1,789
7.00%, 12/01/31 (c)	1,690	1,770
		28,087
Consumer Discretionary 1.9%
Carnival Corporation
4.00%, 08/01/28 (c)	1,652	1,617
6.13%, 02/15/33 (c)	2,983	3,049
General Motors Company
6.25%, 04/15/35	3,631	3,739
Hyundai Capital America
5.38%, (SOFR + 1.04%), 06/24/27 (b) (c)	4,450	4,450
MCE Finance Limited
5.38%, 12/04/29 (c)	2,055	1,928
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	1,340	1,343
Resorts World Las Vegas LLC
8.45%, 07/27/30 (c)	3,810	3,769
4.63%, 04/06/31 (c)	2,300	1,876
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (c)	1,480	1,491
SkyMiles IP Ltd.
4.50%, 10/20/25 (c)	52	52
Voyager Parent, LLC
9.25%, 07/01/32 (c)	3,289	3,428
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,854	1,095
		27,837
Health Care 1.9%
Amgen Inc.
5.15%, 11/15/41	1,097	1,035
CVS Health Corporation
7.00%, 03/10/55	2,874	2,971
Humana Inc.
5.88%, 03/01/33	1,989	2,060
Mars, Incorporated
3.74%, 10/11/27 (g) (i)	1,200	1,175
McKesson Corporation
4.65%, 05/30/30	4,710	4,748
5.25%, 05/30/35	4,710	4,789
Roche Holdings, Inc.
4.99%, 03/08/34 (c)	6,250	6,367
Universal Health Services, Inc.
2.65%, 01/15/32	2,640	2,239
5.05%, 10/15/34	1,659	1,584
		26,968
Communication Services 0.6%
Alphabet Inc.
5.25%, 05/15/55	1,358	1,336
5.30%, 05/15/65	1,267	1,238
Meta Platforms, Inc.
5.40%, 08/15/54	4,682	4,562
5.55%, 08/15/64	1,908	1,867
		9,003
Real Estate 0.3%
First Industrial, L.P.
5.25%, 01/15/31	1,952	1,976
GLP Financing, LLC
5.75%, 06/01/28	343	352
VICI Properties Inc.
3.75%, 02/15/27 (c)	1,679	1,653
		3,981
Total Corporate Bonds And Notes (cost $567,251)		574,974
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
ALA Trust 2025-OANA
Series 2025-A-OANA, 6.04%, 06/17/30	1,100	1,104
Series 2025-B-OANA, 6.14%, 06/17/30	1,470	1,473
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,512	3,351
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	557	558
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 6.05%, (1 Month Term SOFR + 1.75%), 06/15/27 (b)	2,839	2,846

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,220
Benefit Street Partners Clo 41 Ltd
Series 2025-B-41A, 0.00%, (3 Month Term SOFR + 1.65%), 07/26/38 (b)	2,150	2,150
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 6.76%, (1 Month Term SOFR + 2.45%), 08/15/39 (b)	1,776	1,775
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (b)	4,640	3,782
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,815
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b)	340	305
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	2,950	2,961
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	5,448	5,491
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	3,284	3,300
Dryden 123 CLO Ltd
Series 2025-A1-123A, 7.04%, (3 Month Term SOFR + 1.15%), 04/15/38 (b)	6,500	6,495
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	112	112
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	1,339	1,341
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,860
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,420
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	2,131	2,131
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,879
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	2,332	2,333
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (b)	3,622	3,599
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	646	634
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	719	701
Houston Galleria Mall Trust 2025-HGLR
Series 2025-A-HGLR, REMIC, 5.64%, 02/07/35 (b)	3,137	3,221
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	251	251
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	2,295	2,156
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	1,700	1,709
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,788
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.94%, 01/25/29 (b)	284	267
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (b)	4,763	4,049
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.80%, 10/25/26 (b)	112	110
KKR CLO 54 LTD
Series 2024-A-54A, 5.64%, (3 Month Term SOFR + 1.32%), 01/15/38 (b)	6,500	6,509
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 5.04%, 10/13/33 (b)	2,500	2,508
M&T Equipment (2025-LEAF1), LLC
Series 2025-A2-1A, 4.70%, 12/16/27	4,573	4,587
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,622
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	5,844	5,828
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 5.95%, 03/15/29 (b)	2,830	2,826
OBX 2025-NQM11 Trust
Series 2025-A1-NQM11, REMIC, 5.42%, 05/25/65 (j)	2,423	2,426
PARK BLUE CLO 2023-III LTD
Series 2023-A1R-3A, 5.80%, (3 Month Term SOFR + 1.48%), 04/20/37 (b)	7,077	7,114
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	2,850	2,884
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (b)	1,340	1,366
Series 2025-B-SHRE, REMIC, 6.02%, 02/14/30 (b)	660	671
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	2,039	2,044
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (b)	2,363	1,929
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	1,136	1,138
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A
Series 2025-A2-AA, 4.63%, 12/20/26	4,021	4,028
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (b)	949	806
Total Non-U.S. Government Agency Asset-Backed Securities (cost $128,647)		125,473
SENIOR FLOATING RATE INSTRUMENTS 3.9%
Communication Services 1.2%
Charter Communications Operating, LLC
2023 Term Loan B4, 6.30%, (3 Month Term SOFR + 2.00%), 12/02/30 (b)	3,109	3,106
Cimpress Public Limited Company
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 05/17/28 (b)	2,507	2,498
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (b)	6,861	6,835
Six Flags Entertainment Corporation
2024 Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 04/18/31 (b)	2,605	2,605
UFC Holdings, LLC
2024 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 11/13/31 (b)	1,633	1,639
		16,683
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.08%, (1 Month Term SOFR + 1.75%), 09/23/30 (b)	222	220
First Brands Group, LLC
2021 Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 03/22/27 (b)	513	484
2022 Incremental Term Loan, 9.54%, (3 Month Term SOFR + 5.00%), 03/30/27 (b)	4,996	4,704
PCI Gaming Authority
Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 05/15/26 (b)	2,715	2,712
Staples, Inc.
2024 Term Loan B, 10.03%, (3 Month Term SOFR + 5.75%), 08/22/29 (b)	3,400	3,130
		11,250
Industrials 0.6%
Air Canada
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/14/31 (b)	2,452	2,451
EOC Borrower, LLC
Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 01/28/32 (b)	1,377	1,378
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Grant Thornton Advisors LLC
2025 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 05/30/31 (b)	542	542
2025 Delayed Draw Term Loan, 7.08%, (SOFR + 2.75%), 06/02/31 (b)	66	66
Stonepeak Nile Parent LLC
Term Loan B, 9.25%, (Prime + 1.75%), 02/03/32 (b)	2,091	2,096
Vista Management Holding, Inc.
2025 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 03/27/31 (b)	2,631	2,636
		9,169
Financials 0.6%
Delos Aircraft Designated Activity Co
Term Loan, 6.05%, (3 Month Term SOFR + 1.75%), 10/14/27 (b)	2,291	2,297
Hudson River Trading LLC
2024 Term Loan B, 0.00%, (SOFR + 3.00%), 03/18/30 (b) (k)	2,503	2,509
Jane Street Group, LLC
2024 Term Loan B1, 6.33%, (3 Month Term SOFR + 2.00%), 12/10/31 (b)	4,078	4,072
		8,878
Information Technology 0.3%
Sandisk Corp
Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 12/12/31 (b)	2,900	2,882
SS&C Technologies Inc.
2024 Term Loan B8, 6.33%, (1 Month Term SOFR + 2.00%), 05/09/31 (b)	1,890	1,899
		4,781
Utilities 0.3%
Vistra Zero Operating Company, LLC
Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 03/20/31 (b)	4,102	4,041
Health Care 0.1%
Concentra Health Services Inc
2025 Repriced Term Loan B, 6.33%, (1 Month Term SOFR + 2.00%), 07/26/31 (b)	979	982
Total Senior Floating Rate Instruments (cost $56,119)		55,784
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	21,118	21,118
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (l) (m)	1,063	1,063
Total Short Term Investments (cost $22,181)		22,181
Total Investments 99.7% (cost $1,471,595)		1,434,562
Other Derivative Instruments (0.0)%		(362)
Other Assets and Liabilities, Net 0.3%		4,431
Total Net Assets 100.0%		1,438,631

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $203,864 and 14.2% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) All or a portion of the security was on loan as of June 30, 2025.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(k) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	23,573	354,803	357,258	501	—	—	21,118	1.4
JNL Government Money Market Fund, 4.30% - Class SL	7,650	53,359	59,946	82	—	—	1,063	0.1
	31,223	408,162	417,204	583	—	—	22,181	1.5

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,175	0.1
Morgan Stanley Bank, N.A., 5.18%, 05/26/28	05/28/24	2,005	2,010	0.1
		3,205	3,185	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	624	October 2025	129,282	34	525
United States 5 Year Note	1,109	October 2025	119,534	139	1,347
				173	1,872
Short Contracts
United States 10 Year Note	(164)	September 2025	(17,990)	(69)	(399)
United States 10 Year Ultra Bond	(794)	September 2025	(88,264)	(392)	(2,463)
United States Long Bond	(38)	September 2025	(4,349)	(38)	(39)
United States Ultra Bond	(27)	September 2025	(3,186)	(36)	(30)
				(535)	(2,931)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	656,150	—	656,150
Corporate Bonds And Notes	—	573,799	1,175	574,974
Non-U.S. Government Agency Asset-Backed Securities	—	125,473	—	125,473
Senior Floating Rate Instruments	—	55,784	—	55,784
Short Term Investments	22,181	—	—	22,181
	22,181	1,411,206	1,175	1,434,562
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,872	—	—	1,872
	1,872	—	—	1,872
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,931)	—	—	(2,931)
	(2,931)	—	—	(2,931)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 20.0%
A. O. Smith Corporation	11	724
AAR Corp. (a)	4	276
ABM Industries Incorporated	9	410
ACCO Brands Corporation	3	12
Acuity Brands, Inc.	3	950
Advanced Drainage Systems, Inc.	3	399
Air Lease Corporation - Class A	14	799
Alamo Group Inc.	—	110
Alaska Air Group, Inc. (a)	16	785
Albany International Corp. - Class A	2	122
Alight, Inc. - Class A	60	341
Allegiant Travel Company (a)	3	190
Allison Systems, Inc.	8	802
Amentum Holdings, Inc. (a)	3	78
American Airlines Group Inc. (a)	26	289
American Woodmark Corporation (a)	2	128
API Group Corporation (a)	11	537
Apogee Enterprises, Inc.	4	145
Applied Industrial Technologies, Inc.	2	426
Arcbest Corporation	5	353
Arcosa, Inc.	4	383
Armstrong World Industries, Inc.	2	372
Astec Industries, Inc.	1	47
ATI Inc. (a)	5	410
Atkore Inc.	5	387
Axon Enterprise, Inc. (a)	—	152
BlueLinx Holdings Inc. (a)	1	43
Boise Cascade Company	6	487
Booz Allen Hamilton Holding Corporation - Class A	7	687
Brady Corporation - Class A	4	254
BrightView Holdings, Inc. (a)	4	67
Brink's Company, The	2	148
Broadridge Financial Solutions, Inc.	4	939
BWXT Government Group, Inc.	3	503
Caci International Inc. - Class A (a)	2	871
CBIZ, Inc. (a)	1	92
Chart Industries, Inc. (a)	2	326
Clarivate PLC (a)	60	258
Clean Harbors, Inc. (a)	2	473
Comfort Systems USA, Inc.	1	497
Concentrix Corporation	12	615
Conduent Incorporated (a)	5	13
Copart, Inc. (a)	15	716
Core & Main, Inc. - Class A (a)	8	486
CoreCivic, Inc. (a)	19	396
Crane Company	2	460
CSG Systems International, Inc.	4	284
Curtiss-Wright Corporation	2	870
Dayforce, Inc. (a)	2	118
Deluxe Corporation	3	43
DNOW Inc. (a)	17	256
Donaldson Company, Inc.	8	584
Dun & Bradstreet Holdings, Inc.	32	291
Dycom Industries, Inc. (a)	2	497
EMCOR Group, Inc.	3	1,382
EnerSys	4	380
Enpro Inc.	1	117
Equifax Inc.	3	890
ESAB Corporation	3	321
Everus Construction Group, Inc. (a)	5	330
ExlService Holdings, Inc. (a)	3	122
Federal Signal Corporation	1	143
Flowserve Corporation	10	522
Fluor Corporation (a)	15	768
Fortune Brands Innovations, Inc.	15	788
Forward Air Corporation (a)	9	213
Franklin Electric Co., Inc.	3	266
FTAI Aviation Ltd.	1	109
FTI Consulting, Inc. (a)	3	444
Gates Industrial Corporation PLC (a)	23	520
GATX Corporation	3	450
Generac Holdings Inc. (a)	4	624
Genpact Limited	16	710
GEO Group, Inc., The (a)	19	448
Gibraltar Industries, Inc. (a)	2	100
Global Industrial Company	1	18
GMS Inc. (a)	5	521
Graco Inc.	8	661
GrafTech International Ltd. (a)	18	17
Granite Construction Incorporated	4	392
Greenbrier Companies, Inc., The	6	284
Griffon Corporation	1	105
GXO Logistics Inc. (a)	15	729
Hayward Holdings, Inc. (a)	7	90
Healthcare Services Group, Inc. (a)	4	67
HEICO Corporation	2	622
Herc Holdings Inc.	3	336
Hexcel Corporation	7	398
Hillenbrand, Inc.	9	176
HNI Corporation	5	247
Hub Group, Inc. - Class A	9	315
Hubbell Incorporated	2	925
Hyster-Yale, Inc. - Class A	—	13
ICF International, Inc.	1	89
IDEX Corporation	4	753
Ingersoll Rand Inc.	7	561
Insperity, Inc.	3	168
ITT Inc.	5	792
JBT Marel Corporation	1	123
JELD-WEN Holding, Inc. (a)	15	60
JetBlue Airways Corporation (a)	96	407
KBR, Inc.	10	487
Kelly Services, Inc. - Class A	2	26
Kennametal Inc.	15	345
Kforce Inc.	1	44
Kirby Corporation (a)	4	476
Korn Ferry	6	419
Landstar System, Inc.	5	644
Lennox International Inc.	1	586
Leonardo DRS, Inc.	4	166
Lincoln Electric Holdings, Inc.	3	720
Lyft, Inc. - Class A (a)	36	569
Manitowoc Company, Inc., The (a)	3	30
Marten Transport, Ltd.	3	44
MasTec, Inc. (a)	5	822
Masterbrand, Inc. (a)	18	199
Matson Intermodal - Paragon, Inc.	5	576
Maximus, Inc.	8	534
Mercury Systems, Inc. (a)	2	130
Middleby Corporation, The (a)	4	616
Millerknoll, Inc.	11	214
Mine Safety Appliances Company, LLC	2	295
MOOG Inc. - Class A	2	407
MRC Global Inc. (a)	6	79
MSC Industrial Direct Co., Inc. - Class A	7	600
Mueller Industries, Inc.	7	578
Mueller Water Products, Inc. - Class A	4	98
MYR Group Inc. (a)	1	150
Nordson Corporation	3	598
Nvent Electric Public Limited Company	11	779
Openlane, Inc. (a)	13	312
Oshkosh Corporation	10	1,180
Parsons Corporation (a)	3	199
Paycom Software, Inc.	1	339
Pentair Public Limited Company	9	958
Plug Power Inc. (a)	172	256
Primoris Services Corporation	5	371
RBC Bearings Incorporated (a)	1	342
Regal Rexnord Corporation	7	1,069
Resideo Technologies, Inc. (a)	16	349
REV Group, Inc.	3	134
Rollins, Inc.	7	396
Rush Enterprises, Inc. - Class A	8	424
RXO Inc (a)	17	267
Ryder System, Inc.	4	579
Saia, Inc. (a)	1	302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Schneider National, Inc. - Class B	8	191
Science Applications International Corporation	7	748
Sensata Technologies Holding PLC	25	764
Simpson Manufacturing Co., Inc.	2	379
SiteOne Landscape Supply, Inc. (a)	3	325
SkyWest, Inc. (a)	5	486
Spirit AeroSystems Holdings, Inc. - Class A (a)	9	329
SPX Technologies, Inc. (a)	1	112
SS&C Technologies Holdings, Inc.	8	655
StandardAero, Inc. (a)	1	41
Steelcase Inc. - Class A	12	128
Sunrun Inc. (a)	37	302
Terex Corporation	10	447
Tetra Tech, Inc.	12	433
Timken Company, The	8	596
Titan Machinery Inc. (a)	2	44
Toro Company, The	9	617
TransUnion	7	643
Trex Company, Inc. (a)	5	271
Trinet Group, Inc.	4	297
Trinity Industries, Inc.	9	249
TrueBlue, Inc. (a)	1	4
TTEC Holdings, Inc. (a)	4	21
Tutor Perini Corporation (a)	4	191
UFP Industries, Inc.	6	621
U-Haul Holding Company - Series N	7	373
UL Solutions Inc. - Class A	1	59
Unifirst Corporation	2	349
V2X, Inc. (a)	1	55
Valmont Industries, Inc.	2	504
Veralto Corporation	6	560
Verisk Analytics, Inc.	4	1,335
Vertiv Holdings Co - Class A	2	301
Vestis Corporation	30	170
Wabash National Corporation	12	130
Watsco, Inc.	2	801
Watts Water Technologies, Inc. - Class A	2	387
Werner Enterprises, Inc.	14	393
WESCO International, Inc.	3	642
Willscot Holdings Corporation - Class A	14	377
Woodward, Inc.	3	818
Worthington Industries, Inc.	4	256
XPO, Inc. (a)	3	412
Xylem Inc.	4	535
Zurn Elkay Water Solutions Corporation	3	117
		75,593
Financials 17.2%
Affiliated Managers Group, Inc.	4	872
AGNC Investment Corp. (b)	78	716
Ameris Bancorp	5	349
Apollo Commercial Real Estate Finance, Inc.	23	222
Apollo Global Management, Inc.	2	297
Arbor Realty Trust, Inc.	28	301
Ares Management Corporation - Class A	2	418
Artisan Partners Asset Management Inc. - Class A	7	314
Associated Banc-Corp	21	522
Assurant, Inc.	4	807
Atlantic Union Bank	9	296
Axos Financial, Inc. (a)	2	121
B. Riley & Co., LLC (a) (b)	4	12
Bank of Hawaii Corporation	4	246
Bank OZK	14	637
BankUnited, Inc.	15	537
Banner Corporation	4	238
BGC Group, Inc. - Class A	25	251
Blackstone Mortgage Trust, Inc. - Class A	31	594
Blue Owl Capital Inc. - Class A	2	40
BOK Financial Corporation	2	231
Bread Financial Payments, Inc.	15	845
Brighthouse Financial, Inc. (a)	6	330
Brightsphere Investment Group Inc.	2	67
BrightSpire Capital, Inc - Class A	7	36
Brown & Brown, Inc.	6	713
Cadence Bank	18	569
Cathay General Bancorp	7	320
Chimera Investment Corporation	11	159
Claros Mortgage Trust, Inc.	7	19
CNO Financial Group, Inc.	14	548
Cohen & Steers, Inc.	1	113
Coinbase Global, Inc. - Class A (a)	3	1,028
Columbia Banking System, Inc.	17	387
Columbia Financial, Inc. (a)	—	1
Commerce Bancshares, Inc.	7	413
Community Financial System, Inc.	4	226
Credit Acceptance Corporation (a)	1	382
Cullen/Frost Bankers, Inc.	4	507
CVB Financial Corp.	14	285
DigitalBridge Group, Inc. - Class A	33	339
Eagle Bancorp, Inc.	3	49
East West Bancorp, Inc.	10	1,005
Eastern Bankshares, Inc.	13	205
Employers Holdings, Inc.	1	58
Enact Holdings, Inc.	3	114
Encore Capital Group, Inc. (a)	3	125
Enova International, Inc. (a)	1	151
Equitable Holdings, Inc.	23	1,293
Erie Indemnity Company - Class A	1	265
Essent Group Ltd.	9	575
Euronet Worldwide, Inc. (a)	4	443
Evercore Inc. - Class A	3	884
F&G Annuities & Life, Inc.	2	50
F.N.B. Corporation	45	661
FactSet Research Systems Inc.	1	526
Federated Hermes, Inc. - Class B	10	459
First Citizens BancShares, Inc. - Class A	—	442
First Financial Bancorp.	9	214
First Financial Bankshares, Inc.	3	96
First Hawaiian, Inc.	15	366
First Horizon Corporation	53	1,132
First Interstate BancSystem, Inc. - Class A	12	352
First Merchants Corporation	2	75
FirstCash, Inc.	4	532
Flagstar Financial, Inc.	86	907
Fulton Financial Corporation	18	324
Genworth Financial, Inc. - Class A (a)	80	624
Glacier Bancorp, Inc.	8	358
Globe Life Inc.	8	972
Guild Holdings Company - Class A (a)	—	—
Hancock Whitney Corporation	9	500
Hanover Insurance Group Inc, The	4	701
Hilltop Holdings Inc.	7	221
Home BancShares, Inc.	16	451
Hope Bancorp, Inc.	17	181
Houlihan Lokey, Inc. - Class A	2	397
Independent Bank Corp.	5	288
Interactive Brokers Group, Inc. - Class A	4	221
International Bancshares Corporation	4	277
Jack Henry & Associates, Inc.	4	738
Jackson Financial Inc. - Class A (c)	11	990
Janus Henderson Group PLC	17	680
KKR Real Estate Finance Trust Inc.	4	38
Ladder Capital Corp - Class A	16	168
Loandepot, Inc. - Class A (a)	1	1
LPL Financial Holdings Inc.	3	1,273
MarketAxess Holdings Inc.	1	305
Mercury General Corporation	3	225
MFA Financial, Inc.	19	177
MGIC Investment Corporation	32	883
Moelis & Company - Class A	6	372
Morningstar, Inc.	1	232
Mr. Cooper Group Inc. (a)	5	801
MSCI Inc. - Class A	1	837
Navient Corporation	15	208
NCR Atleos Corporation (a)	3	88
Nelnet, Inc. - Class A	1	125
New York Mortgage Trust, Inc.	6	42
NMI Holdings, Inc. - Class A (a)	3	119
Northwest Bancshares, Inc.	6	76
OceanFirst Financial Corp.	3	50

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Old National Bancorp	28	604
Pacific Premier Bancorp, Inc.	13	272
Paysafe Limited (a)	2	22
PennyMac Financial Services, Inc.	4	393
PennyMac Mortgage Investment Trust	17	213
Pinnacle Financial Partners, Inc.	5	575
Piper Sandler Companies	—	138
PRA Group, Inc. (a)	3	38
Primerica, Inc.	2	615
PROG Holdings, Inc.	8	242
Prosperity Bancshares, Inc.	10	694
Provident Financial Services, Inc.	5	91
Radian Group Inc.	18	640
Ready Capital Corporation (b)	16	70
Reinsurance Group of America, Incorporated	2	470
Renasant Corporation	7	259
RITHM Capital Corp.	83	937
RLI Corp.	4	321
Robinhood Markets, Inc. - Class A (a)	16	1,459
Rocket Companies, Inc. - Class A (b)	2	30
SEI Investments Company	11	992
Selective Insurance Group, Inc.	5	404
Simmons First National Corporation - Class A	12	234
SLM Corporation	35	1,164
SoFi Technologies, Inc. (a)	29	522
Southstate Corporation	8	738
Starwood Property Trust, Inc.	45	910
Stewart Information Services Corporation	4	241
Stifel Financial Corp.	6	646
StoneX Group Inc. (a)	2	222
Synovus Financial Corp.	13	680
Texas Capital Bancshares, Inc. (a)	4	311
TFS Financial Corporation	4	52
The Carlyle Group, Inc.	9	477
The Western Union Company	97	817
Toast, Inc. - Class A (a)	3	130
TowneBank	2	64
TPG Inc. - Class A	3	137
Tradeweb Markets Inc. - Class A	2	328
Trustmark Corporation	6	218
Two Harbors Investment Corp.	16	172
UMB Financial Corporation	3	323
United Bankshares, Inc.	12	444
United Community Banks, Inc.	11	318
UWM Holdings Corporation - Class A	3	11
Valley National Bancorp	70	624
Victory Capital Holdings, Inc. - Class A	2	97
Virtu Financial, Inc. - Class A	11	482
Voya Financial, Inc.	9	624
WAFD, Inc.	10	297
Walker & Dunlop, Inc.	3	233
Webster Financial Corporation	17	953
WesBanco, Inc.	8	251
Western Alliance Bancorporation	7	584
Wex, Inc. (a)	2	344
White Mountains Insurance Group Ltd	—	444
Wintrust Financial Corporation	5	571
World Acceptance Corporation (a)	—	44
WSFS Financial Corporation	2	135
Zurich American Corporation	8	486
		65,037
Consumer Discretionary 14.5%
1-800-Flowers.com, Inc. - Class A (a) (b)	4	21
Abercrombie & Fitch Co. - Class A (a)	4	295
Academy Sports & Outdoors, Inc.	14	632
Acushnet Holdings Corp.	3	203
Adient Public Limited Company (a)	26	506
ADT, Inc.	61	519
Adtalem Global Education Inc. (a)	4	480
A-Mark Precious Metals, Inc.	2	47
American Axle & Manufacturing Holdings, Inc. (a)	18	73
American Eagle Outfitters, Inc.	34	329
Aramark	19	798
Asbury Automotive Group, Inc. (a)	3	747
AutoZone, Inc. (a)	—	1,307
Bath & Body Works, Inc.	22	671
Beazer Homes USA, Inc. (a)	3	65
Birkenstock Holding PLC (a)	1	42
Bloomin' Brands, Inc.	13	110
Boyd Gaming Corporation	6	473
Bright Horizons Family Solutions, Inc. (a)	2	249
Brunswick Corporation	13	728
Burlington Stores, Inc. (a)	2	503
Caesars Entertainment, Inc. (a)	22	617
Caleres, Inc.	6	75
Camping World Holdings, Inc. - Class A	2	35
Capri Holdings Limited (a)	41	726
Carter's, Inc.	12	354
Cavco Industries, Inc. (a)	—	126
Century Communities, Inc.	5	308
Chegg, Inc. (a)	23	28
Chipotle Mexican Grill, Inc. (a)	10	552
Choice Hotels International, Inc. (b)	1	69
Churchill Downs Incorporated	3	257
Columbia Sportswear Company	5	319
Coupang, Inc. - Class A (a)	14	434
Cracker Barrel Old Country Store, Inc.	9	522
Cricut, Inc. - Class A	4	24
Crocs, Inc. (a)	5	482
Dana Incorporated	35	604
Deckers Outdoor Corporation (a)	5	565
Designer Brands Inc. - Class A	16	39
Dillard's, Inc. - Class A (b)	1	226
DK Crown Holdings Inc. - Class A (a)	2	107
Domino's Pizza, Inc.	2	868
DoorDash, Inc. - Class A (a)	5	1,119
Dorman Products, Inc. (a)	2	234
ETSY, Inc. (a)	10	505
Five Below, Inc. (a)	4	579
Floor & Decor Holdings, Inc. - Class A (a)	4	294
Fox Factory Holding Corp. (a)	5	124
GameStop Corp. - Class A (a)	15	361
Genesco Inc. (a)	2	39
Gentex Corporation	32	710
Gentherm Incorporated (a)	5	148
G-III Apparel Group, Ltd. (a)	9	212
Gopro Inc. - Class A (a)	26	20
Graham Holdings Co., Ltd. - Class B	—	352
Grand Canyon Education, Inc. (a)	3	505
Green Brick Partners, Inc. (a)	1	95
Group 1 Automotive, Inc.	3	1,143
Guess ?, Inc. (b)	6	75
H & R Block, Inc.	7	383
Hanesbrands Inc. (a)	88	401
Harley-Davidson, Inc.	26	604
Hasbro, Inc.	17	1,238
Helen of Troy Limited (a)	8	240
Hilton Grand Vacations Inc. (a)	9	360
Hyatt Hotels Corporation - Class A	2	294
Installed Building Products, Inc.	1	116
International Game Technology PLC	19	302
iRobot Corporation (a)	12	39
Jack in the Box Inc. (b)	6	97
KB Home	11	567
Kontoor Brands, Inc.	3	221
Laureate Education, Inc. - Class A (a)	15	341
La-Z-Boy Incorporated	7	269
LCI Industries	5	415
Leggett & Platt, Incorporated	43	383
Levi Strauss & Co. - Class A	9	169
LGI Homes, Inc. (a)	4	197
Life Time Group Holdings, Inc. (a)	3	92
Light & Wonder, Inc. (a)	4	368
Lucid Group, Inc. (a) (b)	78	164
M/I Homes, Inc. (a)	4	412
MarineMax, Inc. (a)	3	64
Marriott Vacations Worldwide Corporation	8	580
Mattel, Inc. (a)	27	538
Matthews International Corporation - Class A	2	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Meritage Homes Corporation	12	783
Modine Manufacturing Company (a)	1	114
Monro, Inc.	5	80
Murphy USA Inc.	2	867
National Vision Holdings, Inc. (a)	8	183
Newell Brands Inc.	67	360
ODP Corporation, The (a)	11	197
Ollie's Bargain Outlet Holdings, Inc. (a)	3	459
Oxford Industries, Inc.	2	66
Patrick Industries, Inc.	4	377
PENN Entertainment, Inc. (a)	31	547
Petco Health And Wellness Company, Inc. - Class A (a)	18	52
Phinia Inc.	8	355
Polaris Inc.	19	761
Pool Corporation	2	605
Red Rock Resorts, Inc. - Class A	3	173
RH (a)	1	254
Royal Caribbean Cruises Ltd.	3	1,062
Sabre Corporation (a)	47	150
Sally Beauty Holdings, Inc. (a)	23	213
Service Corporation International	8	674
SharkNinja, Inc. (a)	3	278
Signet Jewelers Limited	8	636
Six Flags Entertainment Corporation (a)	2	63
Skechers U.S.A., Inc. - Class A (a)	12	754
Skyline Champion Corporation (a)	3	214
Sleep Number Corporation (a)	4	25
Smith & Wesson Brands, Inc.	4	35
Somnigroup International Inc.	10	675
Sonic Automotive, Inc. - Class A	4	294
Sonos, Inc. (a)	11	116
Standard Motor Products, Inc.	1	40
Steven Madden, Ltd.	11	269
Strategic Education, Inc.	3	226
Stride, Inc. (a)	1	105
Sturm, Ruger & Company, Inc.	1	44
Taylor Morrison Home II Corporation - Class A (a)	16	1,012
Texas Roadhouse, Inc. - Class A	3	570
The Buckle, Inc.	5	229
The Wendy's Company	22	247
Thor Industries, Inc.	6	539
TopBuild Corp. (a)	2	571
Topgolf Callaway Brands Corp. (a)	40	319
Travel + Leisure Co.	10	519
TRI Pointe Homes Holdings, Inc. (a)	17	542
Ulta Beauty, Inc. (a)	3	1,199
Under Armour, Inc. - Class A (a)	60	413
United Parks And Resorts Inc. (a)	3	163
Upbound Group, Inc.	9	215
Urban Outfitters, Inc. (a)	10	706
Vail Resorts, Inc.	4	579
Valvoline, Inc. (a)	11	433
Victoria's Secret & Co. (a)	16	290
Visteon Corporation (a)	4	373
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Wayfair Inc. - Class A (a)	2	105
Williams-Sonoma, Inc.	6	1,026
Winnebago Industries, Inc.	9	264
Wolverine World Wide, Inc.	7	121
Wyndham Hotels & Resorts, Inc.	6	463
Wynn Resorts, Limited	4	332
YETI Holdings, Inc. (a)	3	99
Zumiez Inc. (a)	2	24
		55,008
Information Technology 11.7%
ACI Worldwide, Inc. (a)	7	320
Adtran Holdings, Inc. (a)	7	64
Advanced Energy Industries, Inc.	3	399
Alarm.Com Holdings, Inc. (a)	2	97
Allegro Microsystems Inc. (a)	4	122
Amkor Technology, Inc.	20	411
ANSYS, Inc. (a)	3	947
AppLovin Corporation - Class A (a)	1	403
ASGN Incorporated (a)	7	339
Aurora Innovations Inc. - Class A (a)	31	164
Autodesk, Inc. (a)	3	787
Axcelis Technologies, Inc. (a)	2	127
Belden Inc.	3	332
Benchmark Electronics, Inc.	6	222
Bentley Systems, Incorporated - Class B	4	219
Bill Holdings, Inc. (a)	3	137
Blackbaud, Inc. (a)	1	91
CCC Intelligent Solutions Holdings Inc. (a)	12	109
Ciena Corporation (a)	15	1,233
Cirrus Logic, Inc. (a)	6	631
Cognex Corporation	14	440
Coherent Corp. (a)	10	859
CommScope Holding Company, Inc. (a)	35	291
CommVault Systems, Inc. (a)	1	258
Crane Nxt, Co.	2	85
CrowdStrike Holdings, Inc. - Class A (a)	—	223
Datadog, Inc. - Class A (a)	2	212
Diebold Nixdorf, Incorporated (a)	1	63
Diodes Incorporated (a)	7	372
DocuSign, Inc. (a)	2	136
Dolby Laboratories, Inc. - Class A	6	481
Dropbox, Inc. - Class A (a)	26	754
Dynatrace, Inc. (a)	3	146
Enphase Energy, Inc. (a)	4	140
Entegris, Inc.	6	515
EPAM Systems, Inc. (a)	3	555
ePlus inc. (a)	2	114
F5, Inc. (a)	4	1,178
Fair Isaac Corporation (a)	—	519
First Solar, Inc. (a)	5	760
Flex Ltd. (a)	17	826
Formfactor, Inc. (a)	3	111
Fortinet, Inc. (a)	6	675
Gartner, Inc. (a)	2	802
Globant S.A. (a)	1	77
GoDaddy Inc. - Class A (a)	6	1,083
Guidewire Software, Inc. (a)	2	369
HubSpot, Inc. (a)	—	120
Informatica Inc. - Class A (a)	5	119
Insight Enterprises, Inc. (a)	4	561
InterDigital, Inc.	1	325
IPG Photonics Corporation (a)	5	321
Itron, Inc. (a)	3	395
Knowles Corporation (a)	12	210
Lattice Semiconductor Corporation (a)	2	94
Littelfuse, Inc.	2	494
LiveRamp Holdings, Inc. (a)	10	336
Lumentum Holdings Inc. (a)	8	740
Manhattan Associates, Inc. (a)	1	234
MaxLinear, Inc. (a)	8	109
Methode Electronics, Inc.	3	29
MicroStrategy Incorporated - Class A (a)	—	103
MKS Inc.	7	711
MongoDB, Inc. - Class A (a)	1	111
Monolithic Power Systems, Inc.	1	498
NCR Voyix Corporation (a)	26	305
NETGEAR, Inc. (a)	3	85
NetScout Systems, Inc. (a)	10	245
Nutanix, Inc. - Class A (a)	2	124
Okta, Inc. - Class A (a)	6	602
Onto Innovation Inc. (a)	1	118
OSI Systems, Inc. (a)	1	282
Palantir Technologies Inc. - Class A (a)	7	907
Palo Alto Networks, Inc. (a)	3	631
PC Connection, Inc.	2	117
Pegasystems Inc.	3	186
Photronics, Inc. (a)	4	79
Plexus Corp. (a)	3	399
Power Integrations, Inc.	5	274
Progress Software Corporation	2	118
PTC Inc. (a)	3	470
Pure Storage, Inc. - Class A (a)	8	448
Qualys, Inc. (a)	1	126
Rackspace Technology, Inc. (a)	1	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Rambus Inc. (a)	2	141
Ribbon Communications Inc. (a)	3	11
RingCentral, Inc. - Class A (a)	6	179
Rogers Corporation (a)	1	87
Sanmina Corporation (a)	8	772
ScanSource, Inc. (a)	2	71
Semtech Corporation (a)	6	262
ServiceNow, Inc. (a)	1	703
Silicon Laboratories Inc. (a)	4	658
Snowflake Inc. - Class A (a)	4	842
Super Micro Computer, Inc. (a) (b)	14	701
Synaptics Incorporated (a)	5	357
Teledyne Technologies Incorporated (a)	1	670
Teradata Corporation (a)	17	384
Trimble Inc. (a)	17	1,271
TTM Technologies, Inc. (a)	14	562
Twilio Inc. - Class A (a)	8	945
Tyler Technologies, Inc. (a)	1	400
Ubiquiti Inc.	—	29
Uipath, Inc. - Class A (a)	8	98
Ultra Clean Holdings, Inc. (a)	4	81
Unity Software Inc. (a)	24	573
Universal Display Corporation	1	141
VeriSign, Inc.	2	701
ViaSat, Inc. (a)	46	669
Viavi Solutions Inc. (a)	32	324
Vishay Intertechnology, Inc.	28	440
Vontier Corporation	11	408
Zebra Technologies Corporation - Class A (a)	4	1,100
Zoom Communications, Inc. - Class A (a)	5	405
		44,210
Real Estate 8.8%
Acadia Realty Trust	9	171
Agree Realty Corporation	6	417
Alexander & Baldwin, Inc.	7	134
American Assets Trust, Inc.	3	58
American Healthcare REIT, Inc.	3	108
American Homes 4 Rent - Class A	18	636
Americold Realty Trust, Inc.	30	494
Anywhere Real Estate Inc. (a)	10	35
Apple Hospitality REIT, Inc.	33	386
Brandywine Realty Trust	19	81
Brixmor Property Group Inc.	24	624
Broadstone Net Lease, Inc.	18	286
Camden Property Trust	7	805
Compass, Inc. - Class A (a)	22	140
COPT Defense Properties	11	305
CoStar Group, Inc. (a)	11	882
Cousins Properties Incorporated	20	590
Cubesmart, L.P.	12	506
Curbline Properties Corp.	2	57
Cushman & Wakefield PLC (a)	31	341
DiamondRock Alpharetta Tenant, LLC	32	244
Diversified Healthcare Trust	7	27
Douglas Emmett, Inc.	28	419
EastGroup Properties, Inc.	2	309
Empire State Realty Trust, Inc. - Class A	9	77
EPR Properties	8	494
Equity Lifestyle Properties, Inc.	7	416
Essential Properties Realty Trust, Inc.	5	144
Essex Property Trust, Inc.	4	1,045
eXp World Holdings, Inc. (b)	15	134
Extra Space Storage Inc.	3	436
Federal Realty Investment Trust	6	550
First Industrial Realty Trust, Inc.	7	352
Forestar Group Inc. (a)	2	39
Gaming and Leisure Properties, Inc.	15	722
Global Net Lease, Inc.	26	198
Healthcare Realty Trust Incorporated - Class A	46	733
Healthpeak OP, LLC	35	618
Highwoods Properties, Inc.	15	455
Howard Hughes Holdings Inc. (a)	3	214
Hudson Pacific Properties, Inc. (a)	47	129
Independence Realty Trust, Inc.	17	300
Innovative Industrial Properties, Inc.	2	89
InvenTrust Properties Corp.	3	87
Invitation Homes Inc.	18	598
JBG Smith Properties	16	270
Kennedy-Wilson Holdings, Inc.	13	89
Kilroy Realty Corporation	20	687
Kite Realty Naperville, LLC	17	395
Lamar Advertising Company - Class A	5	595
Lineage, Inc. (b)	2	79
LXP Industrial Trust	35	288
Macerich Company, The	30	485
Medical Properties Trust, Inc.	194	836
National Health Investors, Inc.	3	200
National Storage Affiliates Trust	2	65
Newmark Group, Inc. - Class A	15	177
NNN REIT, Inc.	14	600
Omega Healthcare Investors, Inc.	17	619
Open Doors Technology Inc. - Class A (a)	235	125
OUTFRONT Media Inc.	17	270
Paramount Group, Inc.	13	81
Park Hotels & Resorts Inc.	57	587
Peakstone Realty Trust - Class E (b)	2	23
Pebblebrook Hotel Trust	27	268
Phillips Edison & Company, Inc.	9	305
Piedmont Realty Trust, Inc. - Class A	6	47
PotlatchDeltic Corporation	10	366
Rayonier Inc.	14	307
Regency Centers Corporation	13	903
Rexford Industrial Realty, Inc.	15	546
RLJ III-EM Columbus Lessee, LLC	38	276
Ryman Hospitality Properties, Inc.	1	104
Sabra Health Care REIT, Inc.	26	471
SBA Communications Corporation - Class A	3	717
Service Properties Trust	38	91
SITE Centers Corp. (a)	1	12
SL Green Realty Corp.	10	637
STAG Industrial, Inc.	13	458
Sun Communities, Inc.	9	1,125
Sunstone Hotel Investors, Inc.	31	268
Terreno Realty Corporation	2	134
UDR, Inc.	20	820
Uniti Group Inc. (a)	46	199
Urban Edge Properties	6	107
Vornado Realty Trust	23	864
W.P. Carey Inc.	19	1,183
Xenia Hotels & Resorts, Inc.	14	178
Zillow Group, Inc. - Class C (a)	10	736
		33,478
Health Care 8.0%
Acadia Healthcare Company, Inc. (a)	11	255
ACADIA Pharmaceuticals Inc. (a)	4	92
AdaptHealth LLC - Class A (a)	10	95
Align Technology, Inc. (a)	2	435
Alnylam Pharmaceuticals, Inc. (a)	1	459
Amedisys, Inc. (a)	3	297
AMN Healthcare Services, Inc. (a)	13	262
Ardent Health Partners, Inc. (a)	1	14
Avanos Medical, Inc. (a)	4	47
Avantor, Inc. (a)	44	589
Azenta, Inc. (a)	6	193
BioMarin Pharmaceutical Inc. (a)	12	665
Bio-Rad Laboratories, Inc. - Class A (a)	3	625
Bio-Techne Corporation	5	282
Blueprint Medicines Corporation (a)	1	153
Brightspring Health Services, Inc. (a)	2	48
Bruker Corporation	8	315
Charles River Laboratories International, Inc. (a)	3	498
Chemed Corporation	1	445
Claritev Corporation - Class A (a)	1	59
Community Health Systems, Inc. (a)	20	67
Concentra Group Holdings Parent, Inc.	12	249
Cooper Companies, Inc., The (a)	11	794
Corcept Therapeutics Incorporated (a)	1	108
Cross Country Healthcare, Inc. (a)	4	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Denali Therapeutics Inc. (a)	5	68
Dentsply Sirona Inc.	45	711
DexCom, Inc. (a)	9	754
Elanco Animal Health Incorporated (a)	74	1,058
Embecta Corp.	4	38
Emergent BioSolutions Inc. (a)	9	56
Encompass Health Corporation	5	606
Enovis Corporation (a)	10	300
Envista Holdings Corporation (a)	33	643
Exact Sciences Corporation (a)	8	430
Exelixis, Inc. (a)	20	881
Fortrea Holdings Inc. (a)	13	64
Fulgent Genetics, Inc. (a)	2	49
Globus Medical, Inc. - Class A (a)	5	317
Grail, Inc. (a) (b)	3	163
Haemonetics Corporation (a)	3	246
Halozyme Therapeutics, Inc. (a)	2	98
HealthEquity, Inc. (a)	1	149
ICU Medical, Inc. (a)	2	293
IDEXX Laboratories, Inc. (a)	2	1,003
Innoviva, Inc. (a)	4	86
Integer Holdings Corporation (a)	2	253
Integra LifeSciences Holdings Corporation (a)	12	142
Ionis Pharmaceuticals, Inc. (a)	10	383
Jazz Pharmaceuticals Public Limited Company (a)	7	796
LivaNova PLC (a)	5	228
Masimo Corporation (a)	3	459
Merit Medical Systems, Inc. (a)	1	103
Mettler-Toledo International Inc. (a)	1	1,096
National HealthCare Corporation	—	52
Neogen Corporation (a)	19	90
Neurocrine Biosciences, Inc. (a)	4	445
Novavax, Inc. (a) (b)	34	211
Omnicell, Inc. (a)	3	99
OPKO Health, Inc. (a)	32	42
Option Care Health, Inc. (a)	12	380
Owens & Minor, Inc. (a)	18	164
Pediatrix Medical Group, Inc. (a)	5	66
Premier Healthcare Solutions, Inc. - Class A	22	473
Prestige Consumer Healthcare Inc. (a)	1	118
PTC Therapeutics, Inc. (a)	2	121
QuidelOrtho Corporation (a)	15	430
Repligen Corporation (a)	1	96
ResMed Inc.	4	1,161
Revolution Medicines, Inc. (a)	2	85
Revvity, Inc.	10	972
Roivant Sciences Ltd. (a)	24	270
Royalty Pharma PLC - Class A	21	772
Sage Therapeutics Inc. (a)	23	206
Sarepta Therapeutics, Inc. (a)	5	87
Select Medical Holdings Corporation	11	161
Steris Public Limited Company	3	614
Surgery Partners, Inc. (a)	3	68
Teladoc Health, Inc. (a)	44	387
Teleflex Incorporated	4	520
Tenet Healthcare Corporation (a)	6	1,028
The Ensign Group, Inc.	1	173
Ultragenyx Pharmaceutical Inc. (a)	3	122
United Therapeutics Corporation (a)	3	722
Veeva Systems Inc. - Class A (a)	3	786
VIR Biotechnology, Inc. (a)	22	109
Waystar Holding Corp. (a)	1	54
West Pharmaceutical Services, Inc.	3	623
ZimVie Inc. (a)	—	2
		30,281
Materials 4.9%
AdvanSix Inc.	2	37
Albemarle Corporation	7	457
Alpha Metallurgical Resources, Inc. (a)	3	300
AptarGroup, Inc.	4	634
Ardagh Group S.A. - Class A (b) (d)	—	—
Ardagh Metal Packaging S.A.	11	47
Ashland Inc.	9	473
Avery Dennison Corporation	6	1,053
Avient Corporation	9	307
Axalta Coating Systems Ltd. (a)	16	487
Balchem Corporation	1	103
Cabot Corporation	5	369
Carpenter Technology Corporation	2	490
Chemours Company, The	33	376
Clearwater Paper Corporation (a)	2	65
Commercial Metals Company	17	853
Compass Minerals International, Inc. (a)	5	95
Crown Holdings, Inc.	11	1,104
Eagle Materials Inc.	2	501
Ecovyst Inc. (a)	7	57
Element Solutions Inc.	19	428
FMC Corporation	10	420
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	24	268
Graphic Packaging Holding Company	33	702
Greif, Inc. - Class A	4	233
H.B. Fuller Company	6	379
Hecla Mining Company	42	254
Ingevity Corporation (a)	2	86
Innospec Inc.	2	193
Kaiser Aluminum Corporation	3	231
KRC Materials, Inc. (a)	4	342
Kronos Worldwide, Inc.	—	1
Louisiana-Pacific Corporation (W VA)	6	499
Magnera Corporation (a)	—	5
Materion Corporation	1	63
MATIV Holdings, Inc.	6	39
Metallus Inc. (a)	3	46
Minerals Technologies Inc.	4	202
NewMarket Corporation	1	441
O-I Glass, Inc. (a)	32	470
Olin Corporation	15	307
Olympic Steel, Inc.	—	15
Quaker Chemical Corporation	2	176
Radius Recycling, Inc. - Class A	3	104
Royal Gold, Inc.	2	444
RPM International Inc.	8	848
Ryerson Holding Corporation	6	132
Scotts Miracle-Gro Company, The	5	348
Sealed Air Corporation	17	514
Sensient Technologies Corporation	3	323
Silgan Holdings Inc.	8	449
Sonoco Products Company	14	610
Stepan Company	2	129
SunCoke Energy, Inc.	7	63
Sylvamo Corporation	4	215
Trinseo Public Limited Company	—	1
Tronox Holdings PLC	29	147
Warrior Met Coal, Inc.	8	370
Worthington Steel, Inc.	2	66
		18,371
Energy 4.7%
Antero Midstream Corporation	21	395
Antero Resources Corporation (a)	17	693
Apa Corp.	28	505
Archrock, Inc.	11	266
Berry Corporation (Bry)	5	14
BKV Corporation (a)	1	29
California Resources Corporation	9	389
ChampionX Corporation	16	387
Cheniere Energy, Inc.	3	766
Chord Energy Corporation	7	712
Civitas Resources, Inc.	19	512
CNX Resources Corporation (a)	23	771
Comstock Resources, Inc. (a) (b)	9	244
Core Natural Resources, Inc.	3	187
Crescent Energy Company - Class A	12	104
CVR Energy, Inc.	11	308
Delek US Holdings, Inc.	24	512
Dorian LPG Ltd.	5	119
DT Midstream, Inc.	6	670
EQT Corporation	24	1,396
Green Plains Inc. (a)	23	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Gulfport Energy Operating Corporation (a)	1	155
Helix Energy Solutions Group, Inc. (a)	13	81
Helmerich & Payne, Inc.	21	322
Highpeak Energy, Inc. (b)	2	22
International Seaways, Inc.	4	141
Kodiak Gas Services, LLC	1	44
Kosmos Energy Ltd. (a)	82	141
Liberty Energy Inc. - Class A	26	296
Magnolia Oil & Gas Corporation - Class A	9	207
Matador Resources Company	10	469
Murphy Oil Corporation	33	750
Nabors Industries Ltd. (a)	3	77
New Fortress Energy Inc. - Class A	13	44
Noble Corporation 2022 Limited	7	181
Northern Oil and Gas Incorporated	5	145
NOV Inc.	60	740
Par Pacific Holdings, Inc. (a)	8	221
Patterson-UTI Energy, Inc.	80	477
Peabody Energy Corporation	40	543
Permian Resources Corporation - Class A	28	382
ProFrac Holding Corp. - Class A (a) (b)	2	19
Propetro Holding Corp. (a)	12	73
Range Resources Corporation	17	687
RPC, Inc.	19	89
Select Water Solutions, Inc. - Class A	8	68
SM Energy Company	19	459
Talos Energy Inc. (a)	13	112
TechnipFMC PLC	26	892
Texas Pacific Land Corporation	—	106
Transocean Ltd. (a) (e)	92	239
Valaris Limited (a)	3	114
Vital Energy, Inc. (a)	6	104
Weatherford International Public Limited Company	4	177
		17,697
Communication Services 3.6%
Advantage Solutions, Inc. - Class A (a) (b)	—	—
AMC Networks, Inc. - Class A (a)	3	16
Angi Inc. - Class A (a)	7	103
Bumble Inc. - Class A (a)	15	98
Cable One, Inc.	1	157
CarGurus, Inc. - Class A (a)	3	97
Cogent Communications Holdings, Inc.	2	78
EchoStar Corporation - Class A (a)	7	181
Frontier Communications Parent, Inc. (a)	26	933
Gray Media, Inc.	11	48
IAC Inc. (a)	13	476
iHeartMedia, Inc. - Class A (a)	2	3
IHS Holding Limited (a)	5	27
Iridium Communications Inc.	5	138
John Wiley & Sons, Inc. - Class A	5	246
Liberty Broadband Corporation - Series C (a)	8	789
Liberty Latin America Ltd. - Class C (a)	26	159
Liberty Media Corporation - Series C (a)	7	766
Lionsgate Studios Corp. (a)	4	25
Match Group, Inc.	14	443
Nexstar Media Group, Inc. - Class A	6	1,053
Pinterest, Inc. - Class A (a)	22	807
Roblox Corporation - Class A (a)	2	195
Roku, Inc. - Class A (a)	7	613
Scholastic Corporation	5	104
Sinclair, Inc. - Class A	3	38
Snap Inc. - Class A (a)	70	613
Starz Entertainment (a)	1	8
Take-Two Interactive Software, Inc. (a)	7	1,616
TEGNA Inc.	31	517
Telephone and Data Systems, Inc.	20	700
The E.W. Scripps Company - Class A (a)	8	23
The Interpublic Group of Companies, Inc.	21	515
The New York Times Company - Class A	8	471
TKO Group Holdings Inc. - Class A	1	107
Trade Desk, Inc., The - Class A (a)	4	266
TripAdvisor, Inc. (a)	16	215
United States Cellular Corporation (a) (b)	2	123
Warner Music Group Corp. - Class A	2	54
Yelp Inc. (a)	12	421
Ziff Davis, Inc. (a)	8	244
ZoomInfo Technologies Inc. - Class A (a)	25	257
		13,743
Consumer Staples 3.6%
Andersons, Inc., The	4	149
B&G Foods, Inc. (b)	14	57
BJ's Wholesale Club Holdings, Inc. (a)	6	603
Boston Beer Company, Inc., The - Class A (a)	1	167
Brown-Forman Corporation - Class B	23	628
Cal-Maine Foods, Inc.	4	443
Casey's General Stores, Inc.	3	1,431
Central Garden & Pet Company - Class A (a)	9	269
Clorox Company, The	7	824
Coca-Cola Consolidated, Inc.	2	200
Coty Inc. - Class A (a)	47	218
Darling Ingredients Inc. (a)	23	859
Del Monte Fresh Produce Company	6	199
Edgewell Personal Care Colombia S A S	9	214
Energizer Holdings, Inc.	5	96
Flowers Foods, Inc.	28	449
Grocery Outlet Holding Corp. (a)	9	112
Ingles Markets, Incorporated - Class A	3	163
Ingredion Incorporated	8	1,134
J&J Snack Foods Corp.	1	118
Lamb Weston Holdings, Inc.	10	506
Lancaster Colony Corporation	1	234
Maplebear Inc. (a)	4	189
McCormick & Company, Incorporated	8	597
Medifast, Inc. (a)	1	14
National Beverage Corp.	2	76
Nomad Foods Limited	11	193
Nu Skin Enterprises, Inc. - Class A	6	48
Oil-Dri Corporation of America	—	5
Pilgrim's Pride Corporation	4	175
Post Holdings, Inc. (a)	6	604
PriceSmart, Inc.	4	382
Reynolds Consumer Products Inc.	5	106
Seaboard Corporation	—	97
Seneca Foods Corporation - Class A (a)	—	6
Simply Good Foods Company, The (a)	3	89
Spartannash Company	2	62
Spectrum Brands Holdings, Inc.	7	365
Sprouts Farmers Market, Inc. (a)	4	718
The Hain Celestial Group, Inc. (a)	21	33
Treehouse Foods, Inc. (a)	10	196
United Natural Foods, Inc. (a)	5	114
Universal Corporation	3	188
USANA Health Sciences, Inc. (a)	1	46
Village Super Market, Inc. - Class A	—	4
Weis Markets, Inc.	2	122
WK Kellogg Co (b)	13	200
		13,702
Utilities 2.5%
ALLETE, Inc.	6	401
Avista Corporation	10	379
Black Hills Corporation	8	477
California Water Service Group	2	102
Clearway Energy, Inc. - Class C	10	311
Essential Utilities, Inc.	21	766
Hawaiian Electric Industries, Inc. (a)	42	447
IDACORP, Inc.	4	517
MDU Resources Group, Inc.	18	306
National Fuel Gas Company	9	740
New Jersey Resources Corporation	9	414
Northwest Natural Holding Company	2	80
NorthWestern Corporation	8	388
OGE Energy Corp.	20	884
One Gas, Inc.	7	486
Ormat Technologies, Inc.	3	292
Otter Tail Corporation	2	137
Portland General Electric Company	14	558
Southwest Gas Holdings, Inc.	7	508
Spire Inc.	7	509

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Talen Energy Corporation (a)	1	184
TXNM Energy, Inc.	10	537
		9,423
Total Common Stocks (cost $337,549)		376,543
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.30% (c) (f)	1,441	1,441
Total Short Term Investments (cost $1,441)		1,441
Total Investments 99.9% (cost $338,990)		377,984
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.1%		482
Total Net Assets 100.0%		378,467

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,213	14	254	21	155	(138)	990	0.2
JNL Government Money Market Fund, 4.30% - Class SL	480	16,865	15,904	28	—	—	1,441	0.4
JNL Government Money Market Fund, 4.20% - Class I	3,120	23,321	26,441	30	—	—	—	—
	4,813	40,200	42,599	79	155	(138)	2,431	0.6

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	12/15/23	458	239	0.1

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	6	September 2025	653	2	5
S&P Midcap 400 Index	5	September 2025	1,529	(1)	34
				1	39

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	376,543	—	—	376,543
Short Term Investments	1,441	—	—	1,441
	377,984	—	—	377,984
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	39	—	—	39
	39	—	—	39

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.1%
Financials 17.6%
Affiliated Managers Group, Inc.	5	955
AFLAC Incorporated	43	4,562
AGNC Investment Corp. (a)	97	888
Allstate Corporation, The	27	5,369
Ally Financial Inc.	48	1,858
American Express Company	9	2,920
American International Group, Inc.	103	8,792
Ameriprise Financial, Inc.	6	3,242
Annaly Capital Management, Inc.	13	247
AON Public Limited Company - Class A	16	5,830
Apollo Commercial Real Estate Finance, Inc.	23	222
Ares Management Corporation - Class A	12	2,158
Arthur J. Gallagher & Co.	8	2,694
Artisan Partners Asset Management Inc. - Class A	10	457
Assurant, Inc.	8	1,636
Bank of New York Mellon Corporation, The (b)	63	5,750
BankUnited, Inc.	22	782
Berkshire Hathaway Inc. - Class B (c)	76	37,012
BlackRock, Inc.	3	2,714
Blackstone Inc. - Class A	28	4,144
Blackstone Mortgage Trust, Inc. - Class A	18	355
Bread Financial Payments, Inc.	24	1,372
Brighthouse Financial, Inc. (c)	15	799
Brown & Brown, Inc.	24	2,685
Cadence Bank	8	249
Capital One Financial Corporation	74	15,664
Charles Schwab Corporation, The	49	4,508
Cincinnati Financial Corporation	3	429
Citigroup Inc.	309	26,303
Citizens Financial Group, Inc.	22	989
CME Group Inc. - Class A	16	4,500
CNO Financial Group, Inc.	16	626
Cohen & Steers, Inc.	3	227
Columbia Banking System, Inc.	8	196
Comerica Incorporated	18	1,063
Commerce Bancshares, Inc.	6	379
Corebridge Financial, Inc.	40	1,413
Corpay Inc (c)	2	726
Credit Acceptance Corporation (c)	1	287
Cullen/Frost Bankers, Inc.	2	316
DigitalBridge Group, Inc. - Class A	47	489
East West Bancorp, Inc.	6	615
Encore Capital Group, Inc. (c)	6	251
Equitable Holdings, Inc.	53	2,976
Erie Indemnity Company - Class A	3	915
Evercore Inc. - Class A	6	1,596
FactSet Research Systems Inc.	2	689
Federated Hermes, Inc. - Class B	18	789
Fidelity National Financial, Inc. - Class A	5	253
First American Financial Corporation	9	546
First Citizens BancShares, Inc. - Class A	—	346
First Horizon Corporation	22	460
FirstCash, Inc.	5	698
Fiserv, Inc. (c)	10	1,730
Flagstar Financial, Inc.	69	732
Franklin Resources, Inc.	39	938
Genworth Financial, Inc. - Class A (c)	154	1,196
Globe Life Inc.	4	450
Goldman Sachs Group, Inc., The	15	10,307
Hanover Insurance Group Inc, The	6	997
Hartford Insurance Group, Inc., The	5	640
Hilltop Holdings Inc.	9	259
Home BancShares, Inc.	7	198
Hope Bancorp, Inc.	21	222
Houlihan Lokey, Inc. - Class A	9	1,637
Huntington Bancshares Incorporated	28	469
Independence Holdings, LLC	19	1,064
Interactive Brokers Group, Inc. - Class A	26	1,461
Intercontinental Exchange, Inc.	30	5,580
Invesco Ltd.	60	940
Jack Henry & Associates, Inc.	14	2,558
Jackson Financial Inc. - Class A (b)	17	1,477
Janus Henderson Group PLC	25	970
Jefferies Financial Group Inc.	11	603
JPMorgan Chase & Co.	50	14,542
KeyCorp	21	357
Lincoln National Corporation	28	972
Loews Corporation	15	1,370
LPL Financial Holdings Inc.	8	3,068
M&T Bank Corporation	3	584
Markel Group Inc. (c)	—	425
MarketAxess Holdings Inc.	5	1,176
Marsh & Mclennan Companies, Inc.	26	5,590
MasterCard Incorporated - Class A	25	13,945
Mercury General Corporation	12	795
MetLife, Inc.	78	6,257
MFA Financial, Inc.	31	295
MGIC Investment Corporation	23	627
Moelis & Company - Class A	9	562
Moody's Corporation	4	1,923
Morgan Stanley	22	3,121
Morningstar, Inc.	1	388
Mr. Cooper Group Inc. (c)	11	1,691
MSCI Inc. - Class A	2	1,128
Nasdaq, Inc.	11	954
Navient Corporation	19	267
Northern Trust Corporation	3	432
Old National Bancorp	16	349
PayPal Holdings, Inc. (c)	18	1,309
PennyMac Financial Services, Inc.	6	549
PennyMac Mortgage Investment Trust	18	227
Pinnacle Financial Partners, Inc.	3	346
Primerica, Inc.	1	376
PROG Holdings, Inc.	12	351
Prosperity Bancshares, Inc.	4	262
Prudential Financial, Inc.	45	4,876
Raymond James Financial, Inc.	3	506
Regions Financial Corporation	18	415
RITHM Capital Corp.	34	382
RLI Corp.	6	451
Robinhood Markets, Inc. - Class A (c)	35	3,237
S&P Global Inc.	8	4,101
SEI Investments Company	17	1,494
Selective Insurance Group, Inc.	4	381
SLM Corporation	60	1,975
SoFi Technologies, Inc. (c)	49	885
Southstate Corporation	5	456
State Street Corporation	5	520
Stewart Information Services Corporation	4	255
Stifel Financial Corp.	4	418
Synchrony Financial	105	7,035
Synovus Financial Corp.	6	313
T. Rowe Price Group, Inc.	21	2,002
The PNC Financial Services Group, Inc.	7	1,372
The Progressive Corporation	38	10,216
The Western Union Company	163	1,376
Toast, Inc. - Class A (c)	21	939
Tradeweb Markets Inc. - Class A	9	1,350
Travelers Companies, Inc., The	23	6,106
Truist Financial Corporation	24	1,034
U.S. Bancorp	29	1,300
UMB Financial Corporation	3	330
United Bankshares, Inc.	6	213
Unum Group	32	2,616
Virtu Financial, Inc. - Class A	24	1,089
Visa Inc. - Class A	55	19,508
W. R. Berkley Corporation	5	367
WAFD, Inc.	10	305
Webster Financial Corporation	7	397
Wells Fargo & Company	361	28,948
Western Alliance Bancorporation	4	346
White Mountains Insurance Group Ltd	—	611
Willis Towers Watson Public Limited Company	6	1,783
Wintrust Financial Corporation	3	383
Zions Bancorporation, National Association	14	735

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Zurich American Corporation	5	337
		375,970
Information Technology 15.1%
Accenture Public Limited Company - Class A	31	9,119
Adobe Inc. (c)	2	903
Akamai Technologies, Inc. (c)	8	636
Amdocs Limited	9	857
Amkor Technology, Inc.	23	490
Amphenol Corporation - Class A	22	2,170
ANSYS, Inc. (c)	4	1,298
Apple Inc.	96	19,643
Applied Materials, Inc.	38	6,919
AppLovin Corporation - Class A (c)	11	3,909
Arrow Electronics, Inc. (c)	12	1,576
Aurora Innovations Inc. - Class A (a) (c)	45	238
Autodesk, Inc. (c)	4	1,182
Avnet, Inc.	25	1,303
Belden Inc.	5	614
Benchmark Electronics, Inc.	7	259
Broadcom Inc.	150	41,436
CDW Corp.	2	280
Ciena Corporation (c)	7	545
Cirrus Logic, Inc. (c)	4	418
Cisco Systems, Inc.	340	23,593
Cognizant Technology Solutions Corporation - Class A	9	694
CommScope Holding Company, Inc. (c)	66	547
CommVault Systems, Inc. (c)	7	1,200
Corning Incorporated	127	6,666
Dell Technologies Inc. - Class C	7	897
DocuSign, Inc. (c)	9	738
Dolby Laboratories, Inc. - Class A	8	626
Dropbox, Inc. - Class A (c)	24	684
DXC Technology Company (c)	32	482
F5, Inc. (c)	9	2,783
Fair Isaac Corporation (c)	2	4,137
Flex Ltd. (c)	7	335
Fortinet, Inc. (c)	16	1,648
Gartner, Inc. (c)	3	1,076
Gen Digital Inc.	60	1,752
GoDaddy Inc. - Class A (c)	14	2,610
Guidewire Software, Inc. (c)	4	918
Hewlett Packard Enterprise Company	204	4,168
HP, Inc.	172	4,205
Insight Enterprises, Inc. (c)	9	1,212
Intel Corporation	375	8,406
InterDigital, Inc.	3	618
International Business Machines Corporation	113	33,285
Intuit Inc.	5	3,902
Jabil Inc.	10	2,174
Juniper Networks, Inc.	69	2,747
Keysight Technologies, Inc. (c)	3	500
KLA Corporation	3	3,086
Knowles Corporation (c)	18	319
Kyndryl Holdings, Inc. (c)	56	2,370
Lam Research Corporation	52	5,019
Manhattan Associates, Inc. (c)	2	349
MicroStrategy Incorporated - Class A (c)	12	4,662
Motorola Solutions, Inc.	7	3,065
NetApp, Inc.	12	1,300
NetScout Systems, Inc. (c)	9	229
Nutanix, Inc. - Class A (c)	11	865
Okta, Inc. - Class A (c)	8	754
Oracle Corporation	166	36,201
OSI Systems, Inc. (c)	3	646
Palantir Technologies Inc. - Class A (c)	56	7,590
Palo Alto Networks, Inc. (c)	12	2,428
Plexus Corp. (c)	4	538
Progress Software Corporation	4	273
Qorvo, Inc. (c)	3	263
Qualcomm Incorporated	49	7,726
Roper Technologies, Inc.	2	1,242
Salesforce, Inc.	17	4,610
Sanmina Corporation (c)	8	823
Seagate Technology Holdings Public Limited Company	11	1,588
ServiceNow, Inc. (c)	4	3,857
Silicon Laboratories Inc. (c)	2	341
Snowflake Inc. - Class A (c)	13	2,999
Super Micro Computer, Inc. (a) (c)	29	1,418
TD SYNNEX Corporation	2	284
Teledyne Technologies Incorporated (c)	1	423
Teradata Corporation (c)	17	382
Teradyne, Inc.	8	756
Texas Instruments Incorporated	37	7,765
Trimble Inc. (c)	11	825
TTM Technologies, Inc. (c)	15	630
Twilio Inc. - Class A (c)	2	309
Tyler Technologies, Inc. (c)	3	1,786
Unity Software Inc. (c)	14	332
VeriSign, Inc.	9	2,518
Vishay Intertechnology, Inc.	45	707
Vontier Corporation	15	542
Western Digital Corporation	38	2,457
Workday, Inc. - Class A (c)	4	918
Xerox Holdings Corporation (a)	40	211
Zoom Communications, Inc. - Class A (c)	4	335
		322,139
Health Care 12.9%
Abbott Laboratories	31	4,235
AbbVie Inc.	140	25,993
Alnylam Pharmaceuticals, Inc. (c)	7	2,421
Amedisys, Inc. (c)	4	372
Amgen Inc.	37	10,238
Baxter International Inc.	42	1,275
Becton, Dickinson and Company	10	1,745
Biogen Inc. (c)	6	792
BioMarin Pharmaceutical Inc. (c)	5	287
Boston Scientific Corporation (c)	37	3,982
Bristol-Myers Squibb Company	225	10,413
Bruker Corporation	6	253
Cardinal Health, Inc.	36	6,123
Cencora, Inc.	12	3,530
Centene Corporation (c)	21	1,138
Chemed Corporation	2	1,159
Cigna Group, The	18	5,822
Cooper Companies, Inc., The (c)	14	985
Corcept Therapeutics Incorporated (c)	8	585
CVS Health Corporation	266	18,382
Davita Inc. (c)	18	2,578
Dentsply Sirona Inc.	27	430
Elevance Health, Inc.	3	1,352
Eli Lilly and Company	23	18,011
Encompass Health Corporation	22	2,654
Exact Sciences Corporation (c)	8	445
Exelixis, Inc. (c)	50	2,209
GE HealthCare Technologies Inc.	14	1,073
Gilead Sciences, Inc.	218	24,114
Globus Medical, Inc. - Class A (c)	6	335
Haemonetics Corporation (c)	4	320
Halozyme Therapeutics, Inc. (c)	9	459
HCA Healthcare, Inc.	10	3,726
Henry Schein, Inc. (c)	11	784
Hologic, Inc. (c)	9	582
ICU Medical, Inc. (c)	4	526
IDEXX Laboratories, Inc. (c)	2	1,127
Incyte Corporation (c)	10	691
Intuitive Surgical, Inc. (c)	7	3,543
Jazz Pharmaceuticals Public Limited Company (c)	7	769
Johnson & Johnson	229	35,025
Labcorp Holdings Inc.	3	843
Masimo Corporation (c)	6	1,011
McKesson Corporation	9	6,640
Merck & Co., Inc.	174	13,802
Merit Medical Systems, Inc. (c)	3	259
Mettler-Toledo International Inc. (c)	1	1,376
Molina Healthcare, Inc. (c)	1	291
Neurocrine Biosciences, Inc. (c)	4	504
Organon & Co.	97	938

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Owens & Minor, Inc. (c)	29	261
Pfizer Inc.	636	15,422
Premier Healthcare Solutions, Inc. - Class A	28	604
Prestige Consumer Healthcare Inc. (c)	4	328
Quest Diagnostics Incorporated	9	1,658
Regeneron Pharmaceuticals, Inc.	6	3,341
ResMed Inc.	16	4,084
Revvity, Inc.	9	916
Royalty Pharma PLC - Class A	47	1,700
Select Medical Holdings Corporation	24	359
Stryker Corporation	6	2,492
Teleflex Incorporated	4	444
Tenet Healthcare Corporation (c)	25	4,448
United Therapeutics Corporation (c)	9	2,596
Universal Health Services, Inc. - Class B	7	1,317
Veeva Systems Inc. - Class A (c)	7	1,942
Vertex Pharmaceuticals Incorporated (c)	5	2,028
Viatris Inc.	326	2,907
Waters Corporation (c)	2	684
West Pharmaceutical Services, Inc.	2	493
Zoetis Inc. - Class A	8	1,205
		275,376
Consumer Staples 12.3%
Albertsons Companies, Inc. - Class A	51	1,087
Altria Group, Inc.	244	14,328
Andersons, Inc., The	7	250
Archer-Daniels-Midland Company	89	4,704
BJ's Wholesale Club Holdings, Inc. (c)	14	1,461
Boston Beer Company, Inc., The - Class A (c)	1	278
Brown-Forman Corporation - Class B	31	843
Bunge Global SA	18	1,470
Cal-Maine Foods, Inc.	20	2,001
Campbell's Company, The	14	423
Casey's General Stores, Inc.	8	4,065
Central Garden & Pet Company - Class A (c)	12	376
Church & Dwight Co., Inc.	15	1,443
Clorox Company, The	17	2,088
Coca-Cola Company, The	258	18,279
Coca-Cola Consolidated, Inc.	3	323
Colgate-Palmolive Company	50	4,551
Conagra Brands, Inc.	35	716
Constellation Brands, Inc. - Class A	6	923
Costco Wholesale Corporation	22	21,618
Del Monte Fresh Produce Company	9	277
Dollar General Corporation	18	2,054
Dollar Tree, Inc. (c)	10	1,012
Edgewell Personal Care Colombia S A S	11	267
Flowers Foods, Inc.	35	563
General Mills, Inc.	43	2,210
Hormel Foods Corporation	19	563
Ingredion Incorporated	11	1,556
J. M. Smucker Company, The	11	1,093
Kellanova	39	3,072
Kenvue Inc.	35	734
Keurig Dr Pepper Inc.	54	1,782
Kimberly-Clark Corporation	26	3,301
Kraft Heinz Company, The	150	3,883
Kroger Co., The	169	12,102
Lamb Weston Holdings, Inc.	7	370
Lancaster Colony Corporation	4	647
Maplebear Inc. (c)	7	336
McCormick & Company, Incorporated	7	518
Molson Coors Beverage Company - Class B	34	1,635
Mondelez International, Inc. - Class A	89	5,971
Monster Beverage 1990 Corporation (c)	40	2,477
Nomad Foods Limited	15	257
PepsiCo, Inc.	98	12,988
Performance Food Group Company (c)	3	232
Philip Morris International Inc.	132	24,090
Pilgrim's Pride Corporation	8	374
Post Holdings, Inc. (c)	8	842
PriceSmart, Inc.	5	542
Procter & Gamble Company, The	112	17,804
Seaboard Corporation	—	89
Spectrum Brands Holdings, Inc.	10	540
Sprouts Farmers Market, Inc. (c)	36	5,905
Sysco Corporation	23	1,780
Target Corporation	101	10,009
The Hershey Company	8	1,315
Treehouse Foods, Inc. (c)	18	348
Tyson Foods, Inc. - Class A	68	3,792
United Natural Foods, Inc. (c)	13	310
Universal Corporation	4	232
US Foods Holding Corp. (c)	26	2,008
Walgreens Boots Alliance, Inc.	363	4,162
Walmart Inc.	487	47,653
Weis Markets, Inc.	3	186
WK Kellogg Co (a)	14	231
		263,339
Industrials 11.4%
3M Company	102	15,495
A. O. Smith Corporation	28	1,803
AAR Corp. (c)	6	400
ABM Industries Incorporated	10	481
Acuity Brands, Inc.	4	1,194
Advanced Drainage Systems, Inc.	3	361
AECOM	11	1,208
AGCO Corporation	6	651
Alaska Air Group, Inc. (c)	5	241
Allison Systems, Inc.	19	1,760
Applied Industrial Technologies, Inc.	2	547
Arcosa, Inc.	5	431
Armstrong World Industries, Inc.	6	933
ATI Inc. (c)	9	736
Automatic Data Processing, Inc.	17	5,303
Avis Budget Group, Inc. (a) (c)	3	485
Axon Enterprise, Inc. (c)	3	2,814
Boeing Company, The (c)	14	2,867
Boise Cascade Company	7	638
Booz Allen Hamilton Holding Corporation - Class A	21	2,189
Brady Corporation - Class A	5	347
Broadridge Financial Solutions, Inc.	13	3,184
Builders FirstSource, Inc. (c)	9	1,056
BWXT Government Group, Inc.	18	2,616
C.H. Robinson Worldwide, Inc.	26	2,468
Caci International Inc. - Class A (c)	4	2,134
Carlisle Companies Incorporated	—	167
Carrier Global Corporation	24	1,786
Caterpillar Inc.	10	3,966
Cintas Corporation	15	3,430
Comfort Systems USA, Inc.	2	835
Copart, Inc. (c)	34	1,647
Core & Main, Inc. - Class A (c)	5	304
CoreCivic, Inc. (c)	25	519
Crane Company	4	676
CSG Systems International, Inc.	7	439
CSX Corporation	94	3,083
Cummins Inc.	6	2,045
Curtiss-Wright Corporation	6	2,812
Dayforce, Inc. (c)	7	380
Deere & Company	5	2,314
DNOW Inc. (c)	20	302
Donaldson Company, Inc.	11	784
Dun & Bradstreet Holdings, Inc.	40	366
Dycom Industries, Inc. (c)	1	308
Emerson Electric Co.	9	1,258
Equifax Inc.	4	1,014
ESAB Corporation	3	327
ExlService Holdings, Inc. (c)	7	320
Expeditors International of Washington, Inc. - Class A	19	2,145
Fastenal Company	54	2,272
Franklin Electric Co., Inc.	3	276
FTI Consulting, Inc. (c)	5	787
GATX Corporation	4	596
GE Vernova Inc.	5	2,621
Generac Holdings Inc. (c)	6	882
General Dynamics Corporation	12	3,428
General Electric Company	75	19,350

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Genpact Limited	29	1,265
GEO Group, Inc., The (c)	68	1,639
GMS Inc. (c)	5	526
Graco Inc.	11	942
Granite Construction Incorporated	13	1,239
Greenbrier Companies, Inc., The	13	597
HEICO Corporation	5	1,518
Hertz Global Holdings, Inc. (c)	11	72
Hexcel Corporation	9	502
HNI Corporation	7	365
Howmet Aerospace Inc.	33	6,164
Hub Group, Inc. - Class A	12	385
Hubbell Incorporated	1	316
Huntington Ingalls Industries, Inc.	1	314
IDEX Corporation	9	1,587
Illinois Tool Works Inc.	15	3,697
ITT Inc.	5	818
J.B. Hunt Transport Services, Inc.	3	432
JBT Marel Corporation	2	259
JetBlue Airways Corporation (c)	108	458
Johnson Controls International Public Limited Company	12	1,257
KBR, Inc.	7	356
Kennametal Inc.	11	263
Knight-Swift Transportation Holdings Inc. - Class A	10	451
L3Harris Technologies, Inc.	14	3,450
Landstar System, Inc.	8	1,176
Leidos Holdings, Inc.	8	1,293
Lennox International Inc.	5	2,772
Lincoln Electric Holdings, Inc.	5	977
Lockheed Martin Corporation	30	13,882
ManpowerGroup Inc.	12	503
Masco Corporation	11	733
MasTec, Inc. (c)	3	502
Masterbrand, Inc. (c)	24	267
Matson Intermodal - Paragon, Inc.	5	594
Maximus, Inc.	13	913
Millerknoll, Inc.	12	239
Mine Safety Appliances Company, LLC	3	427
MOOG Inc. - Class A	4	645
MSC Industrial Direct Co., Inc. - Class A	13	1,112
Mueller Industries, Inc.	18	1,422
Nordson Corporation	2	376
Northrop Grumman Corporation	12	5,806
Old Dominion Freight Line, Inc.	4	643
Openlane, Inc. (c)	15	357
Oshkosh Corporation	4	427
Otis Worldwide Corporation	18	1,738
Owens Corning	3	419
Parker-Hannifin Corporation	2	1,615
Parsons Corporation (c)	5	376
Paychex, Inc.	14	2,091
Paycom Software, Inc.	2	563
Pentair Public Limited Company	13	1,302
Primoris Services Corporation	19	1,503
Quanta Services, Inc.	10	3,644
RBC Bearings Incorporated (c)	1	565
Republic Services, Inc.	10	2,527
Resideo Technologies, Inc. (c)	26	579
Robert Half Inc.	10	410
Rockwell Automation, Inc.	2	675
Rollins, Inc.	33	1,862
RTX Corporation	24	3,557
Rush Enterprises, Inc. - Class A	14	706
Ryder System, Inc.	1	201
Schneider National, Inc. - Class B	15	351
Science Applications International Corporation	8	891
SkyWest, Inc. (c)	9	958
Snap-on Incorporated	1	289
Spirit AeroSystems Holdings, Inc. - Class A (c)	10	367
SS&C Technologies Holdings, Inc.	4	315
Terex Corporation	21	987
Timken Company, The	11	793
Toro Company, The	20	1,392
TransUnion	9	757
Trinet Group, Inc.	3	240
Trinity Industries, Inc.	14	367
Uber Technologies, Inc. (c)	37	3,412
UFP Industries, Inc.	10	970
UL Solutions Inc. - Class A	4	271
Unifirst Corporation	3	502
Union Pacific Corporation	30	6,998
United Airlines Holdings, Inc. (c)	5	415
United Parcel Service, Inc. - Class B	42	4,273
Valmont Industries, Inc.	2	516
Veralto Corporation	5	533
Verisk Analytics, Inc.	11	3,547
W.W. Grainger, Inc.	3	3,138
Waste Management, Inc.	18	4,103
Watsco, Inc.	6	2,487
Watts Water Technologies, Inc. - Class A	1	287
Werner Enterprises, Inc.	23	637
Westinghouse Air Brake Technologies Corporation	3	642
Worthington Industries, Inc.	7	453
		242,943
Consumer Discretionary 11.0%
Abercrombie & Fitch Co. - Class A (c)	25	2,095
Academy Sports & Outdoors, Inc.	13	586
Acushnet Holdings Corp.	6	413
Adient Public Limited Company (c)	29	569
Adtalem Global Education Inc. (c)	11	1,449
Advance Auto Parts, Inc.	7	345
American Eagle Outfitters, Inc.	79	757
Aramark	13	530
Asbury Automotive Group, Inc. (c)	6	1,394
AutoNation, Inc. (c)	10	2,002
AutoZone, Inc. (c)	2	6,678
Bath & Body Works, Inc.	12	356
Best Buy Co., Inc.	61	4,092
Booking Holdings Inc.	3	15,492
BorgWarner Inc.	36	1,196
Boyd Gaming Corporation	6	500
Bright Horizons Family Solutions, Inc. (c)	6	696
Brunswick Corporation	16	890
Carnival Corporation (c)	65	1,839
Carter's, Inc.	25	739
Coupang, Inc. - Class A (c)	51	1,529
Cracker Barrel Old Country Store, Inc. (a)	8	485
Dana Incorporated	46	792
Darden Restaurants, Inc.	9	1,861
Deckers Outdoor Corporation (c)	13	1,328
Dick's Sporting Goods, Inc.	9	1,686
Dillard's, Inc. - Class A (a)	1	518
Domino's Pizza, Inc.	5	2,287
DoorDash, Inc. - Class A (c)	16	3,863
Dorman Products, Inc. (c)	5	668
eBay Inc.	143	10,624
Expedia Group, Inc.	5	838
Flutter Entertainment Public Limited Company (c)	3	898
Foot Locker, Inc. (c)	57	1,385
Ford Motor Company	707	7,671
GameStop Corp. - Class A (c)	19	475
Gap, Inc., The	49	1,075
General Motors Company	253	12,435
Gentex Corporation	49	1,077
G-III Apparel Group, Ltd. (c)	11	241
Graham Holdings Co., Ltd. - Class B	1	581
Grand Canyon Education, Inc. (c)	5	953
Group 1 Automotive, Inc.	4	1,644
H & R Block, Inc.	26	1,427
Hanesbrands Inc. (c)	146	670
Harley-Davidson, Inc.	14	321
Hasbro, Inc.	17	1,243
Hilton Worldwide Holdings Inc.	4	1,159
Home Depot, Inc., The	51	18,612
International Game Technology PLC	26	409
KB Home	4	210
Kohl's Corporation	59	497
Kontoor Brands, Inc.	10	679
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Laureate Education, Inc. - Class A (c)	19	445
La-Z-Boy Incorporated	10	377
Lear Corporation	8	727
Leggett & Platt, Incorporated	42	377
Light & Wonder, Inc. (c)	3	271
Lithia Motors, Inc. - Class A	2	567
Lowe`s Companies, Inc.	42	9,296
M/I Homes, Inc. (c)	4	400
Macy's, Inc.	66	769
Marriott International, Inc. - Class A	8	2,296
McDonald's Corporation	51	14,985
Meritage Homes Corporation	13	893
Mohawk Industries, Inc. (c)	4	383
Murphy USA Inc.	5	2,058
Newell Brands Inc.	31	166
NIKE, Inc. - Class B	20	1,414
NVR, Inc. (c)	—	1,366
ODP Corporation, The (c)	16	299
Ollie's Bargain Outlet Holdings, Inc. (c)	7	878
O'Reilly Automotive, Inc. (c)	61	5,498
Penske Automotive Group, Inc.	2	355
Phinia Inc.	11	497
Pool Corporation	5	1,537
PulteGroup, Inc.	16	1,635
PVH Corp.	10	657
Ralph Lauren Corporation - Class A	4	1,144
Rivian Automotive, Inc. - Class A (a) (c)	15	211
Royal Caribbean Cruises Ltd.	11	3,419
Sally Beauty Holdings, Inc. (c)	50	466
Service Corporation International	28	2,304
SharkNinja, Inc. (c)	3	333
Signet Jewelers Limited	9	713
Skyline Champion Corporation (c)	3	158
Somnigroup International Inc.	24	1,646
Sonic Automotive, Inc. - Class A	5	421
Starbucks Corporation	53	4,874
Steven Madden, Ltd.	14	339
Strategic Education, Inc.	4	313
Stride, Inc. (c)	3	429
Tapestry, Inc.	20	1,789
Taylor Morrison Home II Corporation - Class A (c)	23	1,422
Tesla Inc. (c)	51	16,242
Texas Roadhouse, Inc. - Class A	2	458
The Buckle, Inc.	11	482
The Goodyear Tire & Rubber Company (c)	79	817
The Wendy's Company	67	760
Thor Industries, Inc.	2	134
TJX Companies, Inc., The	54	6,613
Toll Brothers, Inc.	7	769
Tractor Supply Company	29	1,554
TRI Pointe Homes Holdings, Inc. (c)	25	797
Ulta Beauty, Inc. (c)	3	1,224
Upbound Group, Inc.	11	281
Urban Outfitters, Inc. (c)	20	1,435
V.F. Corporation	71	837
Vail Resorts, Inc.	7	1,086
Valvoline, Inc. (c)	21	812
Victoria's Secret & Co. (c)	25	471
Visteon Corporation (c)	5	431
Vitamin Oldco Holdings, Inc. (c) (d)	6	—
Whirlpool Corporation	13	1,284
Williams-Sonoma, Inc.	23	3,824
Winnebago Industries, Inc.	10	300
Wyndham Hotels & Resorts, Inc.	12	956
Yum! Brands, Inc.	23	3,435
		235,888
Communication Services 7.6%
Altice USA, Inc. - Class A (c)	72	155
AT&T Inc.	960	27,793
Comcast Corporation - Class A	141	5,034
EchoStar Corporation - Class A (c)	9	249
Electronic Arts Inc.	18	2,916
Former Charter Communications Parent, Inc. - Class A (c)	35	14,503
Fox Corporation - Class A	55	3,076
Frontier Communications Parent, Inc. (c)	12	426
Iridium Communications Inc.	10	298
John Wiley & Sons, Inc. - Class A	8	374
Liberty Broadband Corporation - Series C (c)	16	1,567
Liberty Global Ltd. - Class C (c)	83	851
Liberty Media Corporation - Series C (c)	11	1,133
Lumen Technologies, Inc. (c)	288	1,263
Match Group, Inc.	8	261
Meta Platforms, Inc. - Class A	53	39,475
Netflix, Inc. (c)	10	13,624
News Corporation - Class A	26	763
Nexstar Media Group, Inc. - Class A	11	1,876
Omnicom Group Inc.	14	1,030
Paramount Global - Class B	95	1,229
Roblox Corporation - Class A (c)	27	2,824
Roku, Inc. - Class A (c)	6	539
Sirius XM Holdings Inc.	20	455
Take-Two Interactive Software, Inc. (c)	19	4,502
TEGNA Inc.	38	645
Telephone and Data Systems, Inc.	22	793
The New York Times Company - Class A	11	591
TKO Group Holdings Inc. - Class A	4	652
T-Mobile US, Inc.	30	7,103
United States Cellular Corporation (a) (c)	4	257
Verizon Communications Inc.	454	19,642
Walt Disney Company, The	33	4,048
Warner Bros. Discovery, Inc. - Series A (c)	220	2,526
Yelp Inc. (c)	17	581
		163,054
Energy 4.3%
Antero Midstream Corporation	16	298
Archrock, Inc.	33	814
Baker Hughes Company - Class A	82	3,153
Cheniere Energy, Inc.	8	1,846
Chevron Corporation	130	18,559
CNX Resources Corporation (c)	50	1,684
ConocoPhillips	24	2,120
CVR Energy, Inc.	17	454
Delek US Holdings, Inc.	30	645
DT Midstream, Inc.	9	1,026
EQT Corporation	11	618
Expand Energy Corporation	12	1,355
Exxon Mobil Corporation	180	19,449
Helmerich & Payne, Inc.	17	258
HF Sinclair Corporation	17	704
Kinder Morgan, Inc.	78	2,285
Marathon Petroleum Corporation	64	10,651
Murphy Oil Corporation	23	519
Ovintiv Canada ULC	10	391
Patterson-UTI Energy, Inc.	56	332
PBF Energy Inc. - Class A	32	690
Peabody Energy Corporation	51	682
Permian Resources Corporation - Class A	20	270
Phillips 66	65	7,716
Schlumberger Limited	17	566
SM Energy Company	16	387
Targa Resources Corp.	15	2,675
TechnipFMC PLC	41	1,412
Texas Pacific Land Corporation	1	943
Valero Energy Corporation	64	8,551
Williams Companies, Inc., The	22	1,395
World Kinect Corporation	23	651
		93,099
Materials 2.6%
Alcoa Corporation	24	720
Amcor Pty Ltd	86	794
AptarGroup, Inc.	7	1,163
Avery Dennison Corporation	8	1,356
Ball Corporation	16	877
Cabot Corporation	7	529
Carpenter Technology Corporation	15	4,012
Celanese Corporation - Class A	6	349
CF Industries Holdings, Inc.	3	258
Cleveland-Cliffs Inc. (c)	13	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Commercial Metals Company	23	1,135
Corteva, Inc.	26	1,957
CRH Public Limited Company	12	1,127
Crown Holdings, Inc.	24	2,482
Dow Inc.	25	651
DuPont de Nemours, Inc.	54	3,691
Eagle Materials Inc.	4	746
Eastman Chemical Company	11	837
Graphic Packaging Holding Company	60	1,255
Huntsman Corporation	9	94
Innospec Inc.	2	193
International Paper Company	47	2,216
Kaiser Aluminum Corporation	4	355
KRC Materials, Inc. (c)	3	209
Louisiana-Pacific Corporation (W VA)	11	953
LyondellBasell Industries N.V. - Class A	62	3,597
Mosaic Company, The	47	1,702
NewMarket Corporation	1	674
Newmont Corporation	57	3,310
Nucor Corporation	15	2,003
O-I Glass, Inc. (c)	35	514
Packaging Corporation of America	5	882
PPG Industries, Inc.	10	1,146
Reliance, Inc.	5	1,683
Royal Gold, Inc.	7	1,215
RPM International Inc.	15	1,702
Sealed Air Corporation	39	1,205
Sensient Technologies Corporation	9	844
Sherwin-Williams Company, The	8	2,624
Silgan Holdings Inc.	16	841
Sonoco Products Company	17	721
Southern Copper Corporation	3	305
Steel Dynamics, Inc.	3	448
Sylvamo Corporation	7	328
Vulcan Materials Company	2	603
Warrior Met Coal, Inc.	19	873
		55,278
Real Estate 2.2%
Agree Realty Corporation	12	906
American Healthcare REIT, Inc.	7	252
American Homes 4 Rent - Class A	23	832
American Tower Corporation	11	2,409
Americold Realty Trust, Inc.	28	464
Apple Hospitality REIT, Inc.	45	528
AvalonBay Communities, Inc.	3	554
Brixmor Property Group Inc.	13	343
Camden Property Trust	14	1,630
CBRE Group, Inc. - Class A (c)	5	745
COPT Defense Properties	17	457
Crown Castle Inc.	8	807
Cubesmart, L.P.	12	512
DiamondRock Alpharetta Tenant, LLC	44	335
Digital Realty Trust, Inc.	6	1,069
Douglas Emmett, Inc.	32	484
Equinix, Inc.	2	1,402
Equity Lifestyle Properties, Inc.	9	539
Equity Residential	7	477
Essential Properties Realty Trust, Inc.	9	274
Extra Space Storage Inc.	4	553
First Industrial Realty Trust, Inc.	4	207
Gaming and Leisure Properties, Inc.	21	981
Healthcare Realty Trust Incorporated - Class A	63	1,002
Host Hotels & Resorts, Inc.	14	210
InvenTrust Properties Corp.	7	180
Invitation Homes Inc.	10	335
Iron Mountain Incorporated	15	1,583
JBG Smith Properties	28	479
Jones Lang LaSalle Incorporated (c)	4	1,028
Kimco Realty OP, LLC	12	254
Lamar Advertising Company - Class A	7	869
LXP Industrial Trust	36	297
Macerich Company, The	47	761
Medical Properties Trust, Inc.	163	703
Mid-America Apartment Communities, Inc.	2	330
NNN REIT, Inc.	8	343
Omega Healthcare Investors, Inc.	19	680
OUTFRONT Media Inc.	20	322
Park Hotels & Resorts Inc.	79	812
Phillips Edison & Company, Inc.	16	576
ProLogis Inc.	17	1,804
Public Storage Operating Company	4	1,311
Rayonier Inc.	18	398
Realty Income Corporation	17	969
Regency Centers Corporation	8	564
RLJ III-EM Columbus Lessee, LLC	55	400
SBA Communications Corporation - Class A	10	2,320
Simon Property Group, Inc.	17	2,724
SL Green Realty Corp.	15	934
Sun Communities, Inc.	11	1,402
Sunstone Hotel Investors, Inc.	33	282
UDR, Inc.	15	627
Ventas, Inc.	8	520
VICI Properties Inc.	19	626
Vornado Realty Trust	28	1,079
W.P. Carey Inc.	10	603
Welltower Inc.	12	1,837
Xenia Hotels & Resorts, Inc.	19	242
Zillow Group, Inc. - Class C (c)	10	673
		46,839
Utilities 2.1%
AES Corporation, The	12	122
Alliant Energy Corporation	5	283
Ameren Corporation	5	473
American Electric Power Company, Inc.	10	1,010
American Water Works Company, Inc.	3	481
Atmos Energy Corporation	3	450
Avista Corporation	16	603
CenterPoint Energy, Inc.	12	427
Clearway Energy, Inc. - Class C	16	526
CMS Energy Corporation	6	385
Consolidated Edison, Inc.	6	647
Constellation Energy Group, Inc.	6	1,848
Dominion Energy, Inc.	16	884
DTE Energy Company	3	418
Duke Energy Corporation	14	1,680
Entergy Corporation	8	649
Essential Utilities, Inc.	19	694
Evergy, Inc.	9	621
Eversource Energy	7	425
Exelon Corporation	81	3,525
FirstEnergy Corp.	10	397
Hawaiian Electric Industries, Inc. (c)	57	603
IDACORP, Inc.	4	432
MDU Resources Group, Inc.	35	581
National Fuel Gas Company	15	1,259
New Jersey Resources Corporation	7	312
NiSource Inc.	9	352
NorthWestern Corporation	5	258
NRG Energy, Inc.	16	2,626
OGE Energy Corp.	9	393
One Gas, Inc.	5	324
Ormat Technologies, Inc.	5	409
PPL Corporation	13	455
Public Service Enterprise Group Incorporated	9	766
Sempra	12	900
Southwest Gas Holdings, Inc.	5	386
Spire Inc.	8	573
Talen Energy Corporation (c)	3	840
The Southern Company	20	1,841
TXNM Energy, Inc.	17	941
UGI Corporation	20	740
Vistra Corp.	66	12,781
WEC Energy Group Inc.	6	608
XCEL Energy Inc.	11	718
		45,646
Total Common Stocks (cost $1,753,721)		2,119,571

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (b) (e)	18,519	18,519
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (b) (e)	1,976	1,976
Total Short Term Investments (cost $20,495)		20,495
Total Investments 100.1% (cost $1,774,216)		2,140,066
Other Derivative Instruments 0.0%		64
Other Assets and Liabilities, Net (0.1)%		(1,947)
Total Net Assets 100.0%		2,138,183

(a) All or a portion of the security was on loan as of June 30, 2025.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,233	63	489	62	237	706	5,750	0.3
Jackson Financial Inc. - Class A	1,945	88	580	31	349	(325)	1,477	0.1
JNL Government Money Market Fund, 4.30% - Class SL	4	28,025	26,053	22	—	—	1,976	0.1
JNL Government Money Market Fund, 4.20% - Class I	10,679	181,375	173,535	169	—	—	18,519	0.8
	17,861	209,551	200,657	284	586	381	27,722	1.3

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	53	September 2025	16,120	66	452
S&P Midcap 400 Index	17	September 2025	5,200	(2)	114
				64	566

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,119,571	—	—	2,119,571
Short Term Investments	20,495	—	—	20,495
	2,140,066	—	—	2,140,066
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	566	—	—	566
	566	—	—	566

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 64.6%
Information Technology 14.6%
Accenture Public Limited Company - Class A	2	568
Adobe Inc. (a)	1	258
Advanced Micro Devices, Inc. (a)	4	509
Amphenol Corporation - Class A	3	274
Analog Devices, Inc.	4	982
Apple Inc.	51	10,419
Applied Materials, Inc.	2	311
Arista Networks, Inc. (a)	2	166
ASML Holding N.V. - ADR	1	644
ASML Holding N.V.	2	1,925
Autodesk, Inc. (a)	—	106
BE Semiconductor Industries N.V.	2	369
Broadcom Inc.	20	5,622
Cadence Design Systems, Inc. (a)	1	199
CDW Corp.	—	60
Cisco Systems, Inc.	4	286
Confluent, Inc. - Class A (a)	2	48
CrowdStrike Holdings, Inc. - Class A (a)	1	470
Datadog, Inc. - Class A (a)	1	120
Descartes Systems Group Inc., The (a)	1	69
Dynatrace, Inc. (a)	1	59
Fair Isaac Corporation (a)	—	168
First Solar, Inc. (a)	1	244
Fortinet, Inc. (a)	2	195
Gen Digital Inc.	5	141
Hamamatsu Photonics K.K.	18	220
HubSpot, Inc. (a)	—	11
Intel Corporation	14	314
International Business Machines Corporation	1	215
Intuit Inc.	1	961
Jabil Inc.	—	22
Keysight Technologies, Inc. (a)	12	1,898
KLA Corporation	1	820
Lam Research Corporation	2	198
Marvell Technology, Inc.	1	93
Microchip Technology Incorporated	1	42
Micron Technology, Inc.	2	211
Microsoft Corporation	35	17,173
Monday.Com Ltd. (a)	—	20
Monolithic Power Systems, Inc.	1	546
Murata Manufacturing Co., Ltd.	18	268
Nec Corporation	24	687
Nomura Research Institute, Ltd.	17	671
NVIDIA Corporation	107	16,867
NXP Semiconductors N.V.	4	844
Okta, Inc. - Class A (a)	—	30
Oracle Corporation	3	581
Palantir Technologies Inc. - Class A (a)	4	483
Palo Alto Networks, Inc. (a)	1	233
Pure Storage, Inc. - Class A (a)	1	52
Qualcomm Incorporated	2	355
Renesas Electronics Corporation	27	323
Roper Technologies, Inc.	1	523
Salesforce, Inc.	2	589
Samsung Electronics Co., Ltd.	17	738
SanDisk LLC (a)	—	20
SAP SE	7	2,088
ServiceNow, Inc. (a)	2	1,904
Shopify Inc. - Class A (a)	5	601
Synopsys, Inc. (a)	1	712
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	377
Taiwan Semiconductor Manufacturing Company Limited	71	2,571
TE Connectivity Public Limited Company	4	702
Teledyne Technologies Incorporated (a)	—	163
Telefonaktiebolaget LM Ericsson - Class B	77	660
Texas Instruments Incorporated	8	1,664
Tokyo Electron Limited	4	764
Western Digital Corporation	1	40
Workday, Inc. - Class A (a)	—	44
Zebra Technologies Corporation - Class A (a)	—	46
		82,556
Financials 11.5%
Admiral Group PLC	11	496
Adyen N.V. (a) (b)	—	511
AIA Group Limited	72	651
Allstate Corporation, The	8	1,703
American Express Company	4	1,232
American International Group, Inc.	2	156
Annaly Capital Management, Inc.	21	398
ANZ Group Holdings Limited	28	540
Apollo Global Management, Inc.	1	75
Ares Management Corporation - Class A	—	80
Aviva PLC	63	534
AXA	24	1,162
AXIS Capital Holdings Limited	1	66
Banco Santander, S.A.	112	923
Bank of America Corporation	36	1,712
Bank of New York Mellon Corporation, The	1	135
Banque Nationale Du Canada (c)	8	868
Barclays PLC	135	622
Berkshire Hathaway Inc. - Class B (a)	7	3,567
BlackRock, Inc.	—	236
Blackstone Inc. - Class A	—	45
Block, Inc. - Class A (a)	3	197
Bridgepoint Group PLC (b)	81	348
Brookfield Corporation - Class A	12	773
Capital One Financial Corporation	2	517
CBOE Global Markets, Inc.	—	52
Charles Schwab Corporation, The	23	2,129
Chubb Limited	6	1,600
Citigroup Inc.	11	904
CME Group Inc. - Class A	2	660
Corebridge Financial, Inc.	22	784
Corpay Inc (a)	2	737
CVC Capital Partners PLC	20	421
DBS Group Holdings Ltd	22	773
Definity Financial Corporation	11	622
DNB Bank ASA	42	1,160
Edenred	7	219
Equitable Holdings, Inc.	1	80
Erste Group Bank AG (c)	6	482
Fifth Third Bancorp	2	82
Fiserv, Inc. (a)	7	1,162
Global Payments Inc.	—	16
Goldman Sachs Group, Inc., The	2	1,069
Great-West Lifeco Inc.	15	575
Hartford Insurance Group, Inc., The	1	171
HDFC Bank Limited	29	674
Huntington Bancshares Incorporated	6	96
ING Groep N.V.	52	1,130
Intercontinental Exchange, Inc.	7	1,362
Intesa Sanpaolo SPA	120	693
JPMorgan Chase & Co.	15	4,225
Julius Bar Gruppe AG - Class N	7	490
KeyCorp	39	673
KKR & Co. Inc. - Class A	1	159
Lloyds Banking Group PLC	801	844
Macquarie Group Limited	5	686
Mandatum Holding Oy	57	374
Marsh & Mclennan Companies, Inc.	2	507
MasterCard Incorporated - Class A	5	2,630
Melrose Industries PLC	120	872
MetLife, Inc.	5	378
Mitsubishi UFJ Financial Group, Inc.	88	1,206
Moody's Corporation	—	102
Morgan Stanley	4	549
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,726
Popular, Inc.	—	44
RenaissanceRe Holdings Ltd	1	150
S&P Global Inc.	1	547
Sampo Oyj - Class A	79	851
Skandinaviska Enskilda Banken AB - Class A	39	677
Societe Generale	16	912

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Standard Chartered PLC	51	837
State Street Corporation	1	106
Storebrand ASA	42	598
Sumitomo Mitsui Trust Group, Inc.	18	479
The Progressive Corporation	1	278
Tokio Marine Holdings, Inc.	36	1,537
TPG Inc. - Class A	2	97
Tradeweb Markets Inc. - Class A	—	63
Travelers Companies, Inc., The	4	1,068
Truist Financial Corporation	1	28
U.S. Bancorp	3	118
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	16	1,089
United Overseas Bank Limited	31	889
Visa Inc. - Class A	11	3,831
Voya Financial, Inc.	2	129
Wells Fargo & Company	4	288
Western Alliance Bancorporation	1	39
		65,276
Industrials 7.0%
ABB Ltd - Class N	20	1,173
AerCap Holdings N.V.	5	578
AMETEK, Inc.	8	1,491
API Group Corporation (a)	1	51
Ashtead Group Public Limited Company	3	195
Automatic Data Processing, Inc.	—	39
Boeing Company, The (a)	2	337
Booz Allen Hamilton Holding Corporation - Class A	—	31
Bunzl Public Limited Company	15	463
Canadian National Railway Company	1	71
Carrier Global Corporation	2	121
Caterpillar Inc.	1	231
Cintas Corporation	1	325
CSX Corporation	5	150
Cummins Inc.	—	160
Dayforce, Inc. (a)	1	55
DCC Public Limited Company	7	430
Deere & Company	3	1,763
Dover Corporation	1	130
Element Fleet Management Corp. (c)	38	950
Emerson Electric Co.	1	74
Equifax Inc.	2	468
ESAB Corporation	—	44
FedEx Corporation	—	46
Ferguson Enterprises Inc.	3	563
Fortive Corporation	1	70
GE Vernova Inc.	1	707
General Electric Company	11	2,800
Honeywell International Inc.	1	162
Howmet Aerospace Inc.	1	151
Hubbell Incorporated	—	158
Ingersoll Rand Inc.	1	100
Interpump Group S.p.A.	1	42
Johnson Controls International Public Limited Company	1	82
Kajima Corporation	1	23
Kingspan Group Public Limited Company	3	278
Kion Group AG	9	485
Kubota Corporation (c)	3	29
Kyushu Railway Company	2	49
L3Harris Technologies, Inc.	3	775
Legrand	5	671
Middleby Corporation, The (a)	—	22
Mitsubishi Corporation	22	438
Mitsubishi Electric Corporation	52	1,121
Norfolk Southern Corporation	5	1,375
Northrop Grumman Corporation	2	792
Old Dominion Freight Line, Inc.	6	989
Owens Corning	2	320
Parker-Hannifin Corporation	2	1,296
Prysmian S.p.A.	16	1,111
Ralliant Corporation (a)	—	19
Recruit Holdings Co., Ltd.	9	518
Republic Services, Inc.	3	759
Rheinmetall Aktiengesellschaft	—	612
Rockwell Automation, Inc.	1	434
RTX Corporation	1	98
Ryanair Holdings Public Limited Company - ADR	8	438
Safran	4	1,390
Saia, Inc. (a)	—	115
Sandvik Aktiebolag	29	674
Shimizu Corporation	32	361
Siemens Aktiengesellschaft - Class N	13	3,419
SiteOne Landscape Supply, Inc. (a)	—	20
SK Square Co., Ltd. (a)	2	294
SMC Corporation	1	288
Spie SA	—	25
SS&C Technologies Holdings, Inc.	—	33
Stanley Black & Decker, Inc.	2	156
Sumitomo Corporation	32	829
TechnoPro Holdings, Inc. (c)	20	580
Teleperformance SE	2	224
Thales	1	404
Trane Technologies Public Limited Company	—	135
TransDigm Group Incorporated	—	328
Trex Company, Inc. (a)	—	22
Uber Technologies, Inc. (a)	—	38
Union Pacific Corporation	4	978
United Airlines Holdings, Inc. (a)	1	62
Veralto Corporation	1	54
Verisk Analytics, Inc.	—	97
Vertiv Holdings Co - Class A	1	128
Waste Connections, Inc.	—	73
Waste Management, Inc.	—	100
Westinghouse Air Brake Technologies Corporation	7	1,401
Worley Limited	31	270
Xylem Inc.	1	74
		39,435
Consumer Discretionary 6.7%
Alibaba Group Holding Limited (b)	16	221
Amadeus IT Holding, S.A. (b)	9	739
Amazon.com, Inc. (a)	47	10,208
ASICS Corporation	11	288
Autoliv, Inc. - SWEDDR	6	670
AutoZone, Inc. (a)	—	1,203
Bath & Body Works, Inc.	1	17
Booking Holdings Inc.	—	1,193
Carvana Co. - Class A (a)	7	2,475
Chipotle Mexican Grill, Inc. (a)	14	796
Compass Group PLC	37	1,247
Deckers Outdoor Corporation (a)	1	76
DENSO Corporation	38	506
Domino's Pizza, Inc.	—	49
DoorDash, Inc. - Class A (a)	3	647
Dowlais Group PLC	134	123
eBay Inc.	1	74
General Motors Company	2	74
Hilton Worldwide Holdings Inc.	1	222
Home Depot, Inc., The	5	1,696
Isetan Mitsukoshi Holdings Ltd.	38	578
Kering	2	446
Kingfisher PLC	192	764
Las Vegas Sands Corp.	2	82
Lowe`s Companies, Inc.	1	176
Lululemon Athletica Inc. (a)	—	108
Magna International Inc.	6	225
Marriott International, Inc. - Class A	1	175
McDonald's Corporation	5	1,460
Moncler S.p.A.	9	507
Next PLC	6	941
NIKE, Inc. - Class B	1	78
NVR, Inc. (a)	—	133
Open House Group Co., Ltd.	1	54
O'Reilly Automotive, Inc. (a)	2	165
Panasonic Holdings Corporation	56	601
Persimmon Public Limited Company	21	380
Pool Corporation	—	44
Ross Stores, Inc.	8	974
Samsonite Group S.A. (b)	116	217

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Sony Group Corporation	53	1,370
Subaru Corporation.	20	346
Suzuki Motor Corporation	42	508
Tesla Inc. (a)	10	3,067
TJX Companies, Inc., The	4	486
Toyota Motor Corporation	63	1,079
Tractor Supply Company	8	439
Ulta Beauty, Inc. (a)	—	55
Wingstop Inc.	—	45
Yum! Brands, Inc.	—	39
		38,066
Health Care 5.7%
Abbott Laboratories	5	695
AbbVie Inc.	3	537
Alcon AG (c)	7	657
Alcon AG	5	470
Amgen Inc.	—	51
argenx SE - ADR (a)	1	470
AstraZeneca PLC - ADR	37	2,589
Becton, Dickinson and Company	3	596
Boston Scientific Corporation (a)	3	356
Bristol-Myers Squibb Company	1	51
Cardinal Health, Inc.	—	59
Cencora, Inc.	4	1,263
Chugai Pharmaceutical Co., Ltd. - ADR	7	177
Chugai Pharmaceutical Co., Ltd.	15	797
Cigna Group, The	3	897
Cooper Companies, Inc., The (a)	2	111
CVS Health Corporation	3	197
Danaher Corporation	5	997
Elevance Health, Inc.	3	1,248
Eli Lilly and Company	4	3,323
EssilorLuxottica	2	599
Gilead Sciences, Inc.	12	1,313
Intuitive Surgical, Inc. (a)	3	1,581
Johnson & Johnson	2	378
Koninklijke Philips N.V.	31	744
McKesson Corporation	—	104
Medtronic, Inc.	1	76
Merck & Co., Inc.	3	199
Mettler-Toledo International Inc. (a)	—	108
Molina Healthcare, Inc. (a)	—	66
Novartis AG - Class N	11	1,340
Novo Nordisk A/S - Class B	15	1,030
Pfizer Inc.	2	60
Quest Diagnostics Incorporated	3	518
Regeneron Pharmaceuticals, Inc.	—	135
Repligen Corporation (a)	—	43
Revvity, Inc.	8	766
Sanofi	12	1,135
Siemens Healthineers AG (b)	16	882
Sonova Holding AG	1	266
Stryker Corporation	2	720
Sysmex Corporation	16	279
Tenet Healthcare Corporation (a)	6	1,073
Thermo Fisher Scientific Inc.	2	637
UnitedHealth Group Incorporated	6	1,915
Universal Health Services, Inc. - Class B	—	18
Vertex Pharmaceuticals Incorporated (a)	1	273
Viatris Inc.	11	99
Zimmer Biomet Holdings, Inc.	1	100
		31,998
Communication Services 4.8%
Alphabet Inc. - Class A	15	2,716
Alphabet Inc. - Class C	30	5,342
AT&T Inc.	6	185
BT Group PLC	321	853
Cellnex Telecom, S.A. (b)	1	51
Comcast Corporation - Class A	19	685
Electronic Arts Inc.	—	48
Former Charter Communications Parent, Inc. - Class A (a)	—	153
KDDI Corporation	46	780
KT Corporation	16	653
Meta Platforms, Inc. - Class A	11	8,066
Netflix, Inc. (a)	3	3,336
Pinterest, Inc. - Class A (a)	12	445
Sea Limited - Class A - ADR (a)	5	861
Spotify Technology S.A. (a)	—	77
Take-Two Interactive Software, Inc. (a)	—	46
Tencent Holdings Limited	4	283
TKO Group Holdings Inc. - Class A	—	73
T-Mobile US, Inc.	8	1,945
Walt Disney Company, The	2	186
WPP 2012 Limited	60	418
		27,202
Materials 4.0%
Agnico Eagle Mines Limited	1	63
Agnico Eagle Mines Limited	3	376
Akzo Nobel N.V.	7	520
Alamos Gold Inc - Class A	6	172
Alamos Gold Inc - Class A	3	66
Alcoa Corporation	1	28
Aluminium Bahrain B.S.C	9	22
Amrize AG (a)	5	257
Anglo American PLC	6	188
AngloGold Ashanti PLC	4	195
Antofagasta PLC	31	761
ArcelorMittal	2	65
Artemis Gold Inc. (a)	5	88
Ausgold Limited (a)	18	8
Ball Corporation	10	571
Barrick Mining Corporation	3	67
BASF SE - Class N	10	512
BHP Group Limited	42	1,006
BHP Group Limited (c)	18	442
Capricorn Metals Limited (a)	16	101
Capstone Copper Corp. (a)	12	74
Carpenter Technology Corporation	—	9
CF Industries Holdings, Inc.	1	50
Champion Iron Limited (c)	12	32
China Steel Corporation	47	30
Coeur Mining, Inc. (a)	3	23
Corteva, Inc.	2	132
Covestro AG (a)	7	511
Dundee Precious Metals Inc.	1	11
DuPont de Nemours, Inc.	1	49
Emerald Resources NL (a) (c)	24	61
Endeavour Mining Corporation	1	40
Equinox Gold Corp. (a)	3	20
ERO Copper Corp. (a)	4	70
First Quantum Minerals Ltd (a)	7	125
Foran Mining Corporation (a)	10	21
Fortescue Ltd	4	44
Franco-Nevada Corporation	3	429
Franco-Nevada Corporation	1	200
Freeport-McMoRan Inc.	24	1,055
G Mining Ventures Corp. (a)	7	97
Genesis Minerals Limited (a)	8	23
Glencore PLC	71	279
Gold Fields Limited	6	153
Grupo Mexico, S.A.B. de C.V. - Class B	12	71
Harmony Gold Mining Company	4	61
Heidelberg Materials AG	—	83
Hoa Phat Group Joint Stock Company	198	172
Holcim AG	5	383
Impala Platinum Holdings Limited (a)	16	143
Industrias Penoles, S.A.B. de C.V. (a)	3	75
International Paper Company	24	1,106
Ivanhoe Electric Inc. (a) (c)	6	50
Ivanhoe Mines Ltd - Class A (a) (c)	6	47
Johnson Matthey PLC	9	213
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	40	—
JSW Steel Limited	3	41
Kinross Gold Corporation	4	63
KRC Materials, Inc. (a)	—	26
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	5	1,126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Linde Public Limited Company	4	2,017
Louisiana-Pacific Corporation (W VA)	—	37
Lundin Gold Inc. (b)	2	82
Mosaic Company, The	2	58
Newmont Corporation - CHESS	1	54
Newmont Corporation	6	358
NGEx Minerals Ltd. (a)	5	55
Nippon Sanso Holdings Corporation	1	34
Nippon Steel Corporation	4	81
Northam Platinum Limited (c)	3	35
Northern Star Resources Ltd	8	102
Nucor Corporation	1	142
Ora Banda Mining Ltd (a)	36	18
Orogen Royalties Inc. (c)	5	139
Packaging Corporation of America	—	87
POSCO Holdings Inc.	—	78
PPG Industries, Inc.	4	432
Predictive Discovery Limited (a)	131	33
Public Joint Stock Company Polyus (a) (b) (d)	—	—
Reliance, Inc.	1	156
Rio Tinto Limited	2	111
Rio Tinto PLC	5	315
Robex Resources Inc. - CHESS (a)	2	5
Royal Gold, Inc.	—	64
RPM International Inc.	1	62
Santana Mining Inc. (a)	3	37
Sherwin-Williams Company, The	5	1,816
Shin-Etsu Chemical Co., Ltd.	22	716
Sibanye Stillwater (a)	19	35
Skeena Resources Limited (a)	7	109
Snowline Gold Corp. (a)	6	39
Southern Copper Corporation	1	78
Sovereign Metals Limited (a)	17	7
Steel Dynamics, Inc.	3	345
Stora Enso Oyj - Class R (c)	37	403
Syensqo	—	27
Symrise AG	—	37
Tata Steel Limited	37	70
Teck Resources Limited - Class B	3	139
Thyssenkrupp AG	3	30
Torex Gold Resources Inc. (a)	—	9
Turaco Gold Limited (a)	18	5
UPM-Kymmene Oyj (c)	1	40
Vale S.A.	17	160
Valterra Platinum	1	36
Valterra Platinum	3	143
Vulcan Materials Company	—	89
Warrior Met Coal, Inc.	1	37
Wesdome Gold Mines Ltd (a)	2	32
West Fraser Timber Co. Ltd. (c)	1	69
West Fraser Timber Co. Ltd.	1	52
Wheaton Precious Metals Corp.	4	381
Zijin Mining Group Co., Ltd. - Class H	60	155
		22,357
Consumer Staples 3.2%
Ajinomoto Co., Inc.	21	560
Altria Group, Inc.	2	140
Coca-Cola Company, The	7	511
Colgate-Palmolive Company	12	1,066
Costco Wholesale Corporation	1	661
Diageo PLC	19	491
Dollar Tree, Inc. (a)	5	504
Heineken N.V.	8	702
Kenvue Inc.	67	1,398
Keurig Dr Pepper Inc.	8	254
Kimberly-Clark Corporation	1	134
Lamb Weston Holdings, Inc.	—	10
L'Oreal	2	785
Mondelez International, Inc. - Class A	19	1,270
Monster Beverage 1990 Corporation (a)	1	90
Nestle S.A. - Class N	23	2,289
PepsiCo, Inc.	1	185
Philip Morris International Inc.	3	493
Procter & Gamble Company, The	13	2,122
Puig Brands S.A. - Class B (c)	16	313
Seven & I Holdings Co., Ltd.	49	794
Tyson Foods, Inc. - Class A	1	28
Unilever PLC	36	2,211
Walmart Inc.	13	1,258
Wilmar International Limited	29	66
		18,335
Energy 3.1%
Baker Hughes Company - Class A	2	95
BP P.L.C.	13	64
Cameco Corporation	2	147
Canadian Natural Resources Limited	5	152
Chevron Corporation	10	1,498
ConocoPhillips	18	1,632
Diamondback Energy, Inc.	3	463
Enbridge Inc.	4	161
EOG Resources, Inc.	3	311
EQT Corporation	3	179
Equinor ASA	43	1,075
Expand Energy Corporation	1	157
Expro Group Holdings N.V. (a)	4	30
Exxon Mobil Corporation	14	1,514
Flowco Holdings Inc. - Class A	—	5
Galp Energia, SGPS, S.A. - Class B	4	77
Hess Corporation	1	105
HF Sinclair Corporation	1	52
Kinder Morgan, Inc.	2	48
Kodiak Gas Services, LLC	1	35
Marathon Petroleum Corporation	1	165
NAC Kazatomprom JSC - GDR (b)	1	56
NuVista Energy Ltd. (a)	—	3
ONEOK, Inc.	1	104
Ovintiv Canada ULC	2	60
Permian Resources Corporation - Class A	4	54
Phillips 66	5	548
Precision Drilling Corporation (a) (c)	—	20
Range Resources Corporation	27	1,080
Schlumberger Limited	36	1,217
Shell PLC - Class A	10	335
Shell PLC - Class A - ADR	16	1,159
South Bow Corporation (c)	2	49
Suncor Energy Inc.	3	124
Targa Resources Corp.	2	265
TechnipFMC PLC	18	621
Tenaris S.A. - ADR	1	42
Texas Pacific Land Corporation	—	36
TotalEnergies SE	28	1,739
Tourmaline Oil Corp	1	51
Uranium Energy Corp. (a)	11	73
Valero Energy Corporation	7	971
Var Energi ASA	6	18
Viper Energy, Inc. - Class A	1	49
Vista Energy, S.A.B. De C.V. - Series A - ADR (a)	—	21
Weatherford International Public Limited Company	1	42
Williams Companies, Inc., The	7	421
Woodside Energy Group Ltd	5	72
Yellow Cake PLC (a)	3	19
		17,214
Real Estate 2.6%
Acadia Realty Trust	7	138
Aedifica	—	34
Agree Realty Corporation	—	12
Alexandria Real Estate Equities, Inc.	1	43
American Homes 4 Rent - Class A	6	215
American Tower Corporation	3	696
Apple Hospitality REIT, Inc.	3	40
AvalonBay Communities, Inc.	2	347
Big Yellow Group PLC	4	54
Broadstone Net Lease, Inc.	—	5
Camden Property Trust	1	81
Canadian Apartment Properties Real Estate Investment Trust	1	46
Capitaland Group Pte. Ltd.	30	52
CBRE Group, Inc. - Class A (a)	1	128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Colliers International Group Inc. (c)	—	64
CoStar Group, Inc. (a)	—	28
Crown Castle Inc.	2	178
Cubesmart, L.P.	5	226
Digital Core REIT Management Pte. Ltd. (b)	30	16
Digital Realty Trust, Inc.	—	64
Douglas Emmett, Inc.	5	71
EastGroup Properties, Inc.	1	215
EPR Properties	—	6
Equinix, Inc.	1	875
Equity Lifestyle Properties, Inc.	3	163
Equity Residential	5	318
Essential Properties Realty Trust, Inc.	—	11
Essex Property Trust, Inc.	3	871
Federal Realty Investment Trust	—	26
Gaming and Leisure Properties, Inc.	3	145
Goodman Funding Pty Ltd	9	212
Healthcare Realty Trust Incorporated - Class A	1	10
Invincible Investment Corporation (c)	—	35
Japan Prime Realty Investment Corporation	—	39
Japan Real Estate Investment Corporation	—	39
Keppel DC REIT Management Pte. Ltd.	34	62
Kerry Properties Limited	16	40
Kilroy Realty Corporation	1	41
Kimco Realty OP, LLC	4	86
Kojamo Oyj (a) (b) (c)	6	81
LEG Immobilien SE	—	36
Lineage, Inc.	1	29
Mirvac Limited	31	46
Mitsubishi Estate Co., Ltd.	7	133
Mitsui Fudosan Co., Ltd.	97	937
Nexus Select Trust	19	31
Nippon Prologis REIT, Inc.	—	33
NNN REIT, Inc.	—	16
Nomura Real Estate Holdings, Inc.	4	26
Pebblebrook Hotel Trust	3	26
ProLogis Inc.	7	700
Public Storage Operating Company	4	1,186
Rayonier Inc.	2	53
Realty Income Corporation	1	84
Regency Centers Corporation	5	350
Rexford Industrial Realty, Inc.	10	340
SBA Communications Corporation - Class A	—	77
Scentre Group Limited	284	667
SEGRO Public Limited Company	42	395
Shurgard Self Storage Limited	1	58
Simon Property Group, Inc.	2	389
SmartStop Self Storage REIT, Inc.	3	115
Sun Communities, Inc.	3	360
Sun Hung Kai Properties Limited	6	63
Swire Properties Limited	19	48
Terreno Realty Corporation	3	177
The Unite Group PLC	4	45
Ventas, Inc.	6	369
VICI Properties Inc.	15	497
Vornado Realty Trust	3	104
W.P. Carey Inc.	—	27
Warehouses De Pauw	4	85
Welltower Inc.	8	1,275
Weyerhaeuser Company	2	40
		14,630
Utilities 1.4%
Ameren Corporation	11	1,029
American Water Works Company, Inc.	3	374
Atmos Energy Corporation	4	550
CMS Energy Corporation	1	68
Consolidated Edison, Inc.	1	133
Constellation Energy Group, Inc.	3	976
Dominion Energy, Inc.	1	73
DTE Energy Company	1	90
Electric Power Development Co., Ltd. - Class D	14	245
Engie	39	916
Exelon Corporation	2	104
National Grid PLC	74	1,080
NextEra Energy, Inc.	5	368
NRG Energy, Inc.	—	39
PG&E Corporation	12	170
Sempra	1	53
The Southern Company	5	425
XCEL Energy Inc.	20	1,335
		8,028
Total Common Stocks (cost $272,321)		365,097
GOVERNMENT AND AGENCY OBLIGATIONS 18.7%
U.S. Treasury Note 6.9%
Treasury, United States Department of
0.75%, 08/31/26	950	916
1.88%, 02/28/27	1,375	1,333
2.75%, 07/31/27	275	270
4.13%, 09/30/27 - 03/31/32	7,820	7,915
3.63%, 05/31/28 - 08/31/29	4,840	4,827
4.00%, 06/30/28 - 02/15/34	10,455	10,540
4.38%, 11/30/28 - 12/31/29	2,155	2,206
4.25%, 02/28/29 - 11/15/34	3,685	3,737
4.50%, 05/31/29	2,120	2,178
0.63%, 05/15/30	700	602
4.00%, 05/31/30 (e)	1,300	1,313
1.25%, 08/15/31	760	650
3.88%, 08/15/33 - 08/15/34	595	583
4.63%, 02/15/35 (e)	2,045	2,110
		39,180
Mortgage-Backed Securities 6.8%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	105	101
3.00%, 11/01/34 - 01/01/52	641	566
1.50%, 02/01/36	167	149
2.00%, 08/01/36 - 05/01/52	2,913	2,351
2.50%, 04/01/37 - 05/01/52	2,610	2,195
4.00%, 06/01/37 - 02/01/50	294	277
5.00%, 12/01/41 - 07/01/54	353	351
5.50%, 05/01/44 - 10/01/54	849	853
4.50%, 05/01/50	22	22
7.00%, 06/01/54	46	48
6.00%, 08/01/54 - 12/01/54	824	838
6.50%, 08/01/54 - 01/01/55	493	511
6.50%, 09/01/54 (e)	20	21
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	3,936	3,335
3.00%, 11/01/33 - 07/01/50	2,853	2,580
3.50%, 12/01/33 - 01/01/52	2,224	2,058
2.00%, 09/01/36 - 04/01/52	6,227	5,097
1.50%, 05/01/37 - 01/01/42	675	586
4.00%, 06/01/37 - 09/01/52	1,480	1,399
5.00%, 06/01/40 - 10/01/53	673	669
4.50%, 04/01/41 - 07/01/53	1,392	1,351
6.00%, 07/01/41 - 01/01/55	1,408	1,441
5.50%, 05/01/44 - 10/01/54	1,215	1,224
6.50%, 03/01/54 - 01/01/55	338	348
7.00%, 03/01/54	48	51
6.50%, 06/01/55 (e)	390	404
TBA, 4.50%, 07/15/55 (e)	205	196
TBA, 5.00%, 07/15/55 (e)	765	750
Government National Mortgage Association
1.50%, 05/20/37	127	114
3.50%, 08/20/42 - 01/20/49	1,049	968
3.00%, 05/15/43 - 06/20/52	1,497	1,329
4.50%, 07/20/45 - 04/20/53	588	573
4.00%, 09/20/45 - 10/20/52	884	832
5.50%, 03/20/48 - 09/20/54	259	261
5.00%, 05/20/48 - 07/20/53	384	380
2.50%, 08/20/50 - 01/20/52	1,211	1,029
2.00%, 01/20/51 - 03/20/52	1,776	1,448
2.50%, 10/20/51 (e)	532	453
6.00%, 09/20/52 - 11/20/52	166	171
TBA, 5.00%, 07/15/55 (e)	180	177
TBA, 5.50%, 07/15/55 (e)	700	701
TBA, 6.00%, 07/15/55 (e)	90	91
		38,299

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38 - 11/15/54	2,525	2,540
1.13%, 05/15/40	790	491
1.88%, 02/15/41 - 02/15/51	2,195	1,352
1.75%, 08/15/41	615	408
3.13%, 11/15/41	485	397
3.88%, 02/15/43 - 05/15/43	880	787
4.75%, 11/15/43 - 11/15/53	1,070	1,063
4.63%, 05/15/44 - 02/15/55	735	717
4.13%, 08/15/44	350	321
3.00%, 11/15/44 - 08/15/48	4,825	3,572
2.00%, 02/15/50	940	552
1.38%, 08/15/50	380	187
2.38%, 05/15/51	125	79
2.00%, 08/15/51 (f)	1,420	819
4.00%, 11/15/52	585	512
3.63%, 02/15/53 - 05/15/53	2,025	1,652
4.25%, 02/15/54 - 08/15/54	555	506
		15,955
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
0.63%, 01/15/26 - 07/15/32 (g)	147	146
0.13%, 10/15/26 - 01/15/30 (g)	647	634
1.63%, 10/15/27 - 10/15/29 (g)	1,342	1,358
1.25%, 04/15/28 (g)	439	437
0.75%, 07/15/28 - 02/15/45 (g)	331	267
2.38%, 10/15/28 (g)	312	324
0.88%, 01/15/29 (g)	64	63
2.50%, 01/15/29 (g)	90	93
2.13%, 04/15/29 - 02/15/54 (g)	343	334
3.88%, 04/15/29 (g)	176	192
0.25%, 07/15/29 (g)	75	72
1.63%, 04/15/30 (e) (g)	474	477
1.13%, 01/15/33 (g)	22	21
1.38%, 07/15/33 - 02/15/44 (g)	168	151
1.75%, 01/15/34 (g)	350	347
1.88%, 07/15/34 (g)	15	15
1.50%, 02/15/53 (g)	10	8
		4,939
Municipal 0.5%
American Municipal Power, Inc.
6.45%, 02/15/44	250	265
Bay Area Toll Authority
6.91%, 10/01/50	235	264
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	220
California, State of
7.55%, 04/01/39	240	288
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	231
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	135
3.09%, 11/01/40	260	207
Fulton, County of
5.15%, 07/01/39	325	324
Municipal Electric Authority of Georgia
6.66%, 04/01/57	324	346
Oregon Department of Transportation
1.76%, 11/15/32	190	160
Texas A&M University
3.33%, 05/15/39	250	210
Trustees of the California State University
2.80%, 11/01/41	350	254
		2,904
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	734
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,063
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	492
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	408
		2,697
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.38%, 02/08/35	80	80
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	173
3.50%, 02/12/34	360	304
Government of the Province of Alberta
4.50%, 01/24/34	330	330
Government of the Province of British Columbia
4.20%, 07/06/33	303	297
Government of the Province of Manitoba
4.30%, 07/27/33	155	152
Government of the Republic of Panama
3.30%, 01/19/33	350	287
Urzad Rady Ministrow
5.50%, 03/18/54	180	166
		1,789
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 5.16%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	54	54
Series 2025-A1-HQA1, REMIC, 5.26%, (SOFR 30-Day Average + 0.95%), 02/27/45 (h)	49	49
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	93
		196
Total Government And Agency Obligations (cost $113,335)		105,959
CORPORATE BONDS AND NOTES 10.2%
Financials 3.2%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	325
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	212
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	195	202
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (i)	200	205
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (i)	372	409
Arthur J. Gallagher & Co.
4.85%, 12/15/29	40	41
Athene Global Funding
4.86%, 08/27/26 (i)	335	337
Banco Santander, S.A.
3.49%, 05/28/30	200	190
5.44%, 07/15/31	400	415
Bank of America Corporation
2.65%, 03/11/32	250	224
2.68%, 06/19/41	340	243
4.33%, 03/15/50	175	145
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	225	248
Banque Nationale Du Canada
5.60%, 12/18/28	385	400
Barclays PLC
2.28%, 11/24/27	200	194
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (i)	190	202
Bread Financial Payments, Inc.
8.38%, 06/15/35 (i)	220	221
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	253
Capital One Financial Corporation
3.65%, 05/11/27	240	237
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	392
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	87
Citigroup Inc.
6.17%, 05/25/34	135	141
CNO Global Funding
2.65%, 01/06/29 (i)	445	416

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Corebridge Financial, Inc.
4.40%, 04/05/52	415	332
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	227
Danske Bank A/S
5.71%, 03/01/30 (i)	200	207
Enact Holdings, Inc.
6.25%, 05/28/29	43	45
Encore Capital Group, Inc.
9.25%, 04/01/29 (i)	245	261
Fifth Third Bancorp
6.34%, 07/27/29	55	58
4.90%, 09/06/30	70	71
FirstCash, Inc.
6.88%, 03/01/32 (i)	74	77
Fiserv, Inc.
3.20%, 07/01/26	110	109
5.45%, 03/15/34	245	251
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	208
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	306
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	550	546
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	186
7.40%, 11/13/34	200	224
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	182
John Deere Capital Corporation
4.50%, 01/08/27	395	398
JPMorgan Chase & Co.
3.63%, 12/01/27	300	296
5.30%, 07/24/29	355	364
Manufacturers and Traders Trust Company
4.76%, 07/06/28	250	252
MassMutual Global Funding II
5.10%, 04/09/27 (i)	330	335
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	170
Morgan Stanley
3.13%, 07/27/26	275	272
5.66%, 04/18/30	330	343
3.22%, 04/22/42	300	228
Nationwide Building Society
1.50%, 10/13/26 (i)	380	367
OneMain Finance Corporation
7.88%, 03/15/30	195	207
Osaic Holdings, Inc.
10.75%, 08/01/27 (c) (i)	395	397
PACCAR Financial Corp.
5.20%, 11/09/26	350	355
PRA Group, Inc.
8.88%, 01/31/30 (i)	195	203
RFNA, LP
7.88%, 02/15/30 (i)	245	251
RGA Global Funding
5.45%, 05/24/29 (i)	190	196
Saks Global Enterprises LLC
11.00%, 12/15/29 (c) (i)	260	98
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	184
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	193
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	340
Standard Chartered PLC
2.61%, 01/12/28 (i)	200	194
State Street Corporation
5.16%, 05/18/34	205	209
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	201
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	325
Toronto-Dominion Bank, The
4.99%, 04/05/29 (j)	330	337
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	351
UBS Group AG
4.13%, 09/24/25 (i)	375	374
Volkswagen Group of America Finance, LLC
6.45%, 11/16/30 (i)	400	426
Wells Fargo & Company
2.39%, 06/02/28	155	149
6.30%, 10/23/29	210	222
3.07%, 04/30/41	535	404
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	231
Willis North America Inc.
4.50%, 09/15/28	195	196
		18,097
Energy 1.2%
Aethon United BR LP
7.50%, 10/01/29 (i)	200	210
Apa Infrastructure Limited
4.25%, 07/15/27 (i)	225	224
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (i)	210	213
Chord Energy Corporation
6.75%, 03/15/33 (i)	205	210
Enbridge Inc.
4.25%, 12/01/26	275	275
6.20%, 11/15/30	40	43
5.63%, 04/05/34	90	92
8.25%, 01/15/84 (j)	380	402
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (i)	190	210
Energy Transfer LP
6.55%, 12/01/33	100	108
8.00%, 05/15/54	192	204
Enterprise Products Operating LLC
4.60%, 01/11/27	510	513
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (i)	205	216
HF Sinclair Corporation
5.75%, 01/15/31	69	71
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (i)	100	105
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (i)	230	237
NGL Energy Operating LLC
8.13%, 02/15/29 (i)	213	215
Occidental Petroleum Corporation
5.38%, 01/01/32	150	149
PBF Holding Company LLC
9.88%, 03/15/30 (i)	130	126
7.88%, 09/15/30 (i)	260	233
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	195	202
Pioneer Natural Resources Company
1.13%, 01/15/26	115	113
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	55
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (i)	205	212
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (i)	50	50
Sunoco LP
7.00%, 05/01/29 (i)	190	198
Targa Resources Corp.
5.50%, 02/15/35	85	85
Targa Resources Partners LP
5.00%, 01/15/28	136	136
TotalEnergies Capital International
2.99%, 06/29/41	265	195
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (i) (k)	280	273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Weatherford International Ltd
8.63%, 04/30/30 (i)	201	207
Williams Companies, Inc., The
4.63%, 06/30/30	110	110
5.15%, 03/15/34	55	55
Williams Partners L.P.
5.10%, 09/15/45	175	159
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	470
		6,631
Health Care 1.0%
1261229 B.C. Ltd.
10.00%, 04/15/32 (i)	200	202
AbbVie Inc.
3.20%, 05/14/26	300	297
4.70%, 05/14/45	100	90
4.25%, 11/21/49	195	160
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	242
Banner Health
1.90%, 01/01/31	70	61
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	213
Centene Corporation
3.38%, 02/15/30	260	240
Cigna Group, The
4.90%, 12/15/48	285	249
CommonSpirit Health
2.78%, 10/01/30	75	69
Community Health Systems, Inc.
10.88%, 01/15/32 (i)	195	206
CVS Health Corporation
5.40%, 06/01/29	85	87
5.05%, 03/25/48	475	411
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (i)	120	122
Heartland Dental, LLC
10.50%, 04/30/28 (i)	365	386
Herbalife International, Inc.
12.25%, 04/15/29 (i)	289	316
Humana Inc.
5.95%, 03/15/34	165	171
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	200	207
IQVIA Inc.
6.25%, 02/01/29	90	94
Northwell Health, Inc.
3.98%, 11/01/46	175	134
Perrigo Finance Unlimited Company
4.90%, 06/15/30 (l) (m)	315	310
Providence St. Joseph Health
3.93%, 10/01/48	550	409
Revvity, Inc.
1.90%, 09/15/28	210	194
Solventum Corporation
5.40%, 03/01/29	200	206
Stanford Health Care
3.80%, 11/15/48	150	115
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	111
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	192
2.90%, 05/15/50	270	168
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	255
		5,917
Consumer Discretionary 0.8%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	228
AutoZone, Inc.
5.05%, 07/15/26	315	317
Carvana Co.
9.00%, 12/01/28 (i) (l) (n)	27	28
11.00%, 06/01/30 (i) (l) (n)	47	50
14.00%, 06/01/31 (i) (n)	61	72
Clarios Global LP
6.75%, 02/15/30 (i)	72	75
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (i)	188	200
EG Global Finance PLC
12.00%, 11/30/28 (i)	230	254
Expedia Group, Inc.
5.00%, 02/15/26	73	73
Hyundai Capital America
1.65%, 09/17/26 (i)	245	236
6.50%, 01/16/29 (i)	70	74
5.35%, 03/19/29 (i)	30	31
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (i)	190	202
LGI Homes, Inc.
8.75%, 12/15/28 (i)	195	203
Lowe`s Companies, Inc.
4.45%, 04/01/62	165	128
Marriott International, Inc.
4.65%, 12/01/28	305	308
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	61
3.60%, 09/01/27	150	148
5.00%, 08/19/34	250	248
Sabre GLBL Inc.
10.75%, 11/15/29 (c) (i)	240	247
Six Flags Operations Inc.
7.25%, 05/15/31 (i)	395	406
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	439
TJX Companies, Inc., The
1.60%, 05/15/31	155	134
Voyager Parent, LLC
9.25%, 07/01/32 (i)	225	234
		4,396
Communication Services 0.7%
AT&T Inc.
4.35%, 03/01/29	35	35
3.50%, 06/01/41	230	181
CCO Holdings, LLC
6.38%, 09/01/29 (i)	200	204
7.38%, 03/01/31 (i)	195	203
Charter Communications Operating, LLC
6.15%, 11/10/26	215	219
6.10%, 06/01/29	75	78
Comcast Corporation
2.65%, 02/01/30	70	65
3.90%, 03/01/38	200	174
5.50%, 05/15/64	150	139
Cox Communications, Inc.
5.45%, 09/01/34 (i)	100	99
2.95%, 10/01/50 (i)	295	167
DIRECTV Financing, LLC
8.88%, 02/01/30 (i)	214	211
DISH Network Corporation
11.75%, 11/15/27 (i)	222	229
EchoStar Corporation
10.75%, 11/30/29	100	103
Gray Media, Inc.
10.50%, 07/15/29 (c) (i)	96	103
Iliad Holding
7.00%, 04/15/32 (i)	250	256
Level 3 Financing, Inc.
6.88%, 06/30/33 (i)	255	259
Midcontinent Communications
8.00%, 08/15/32 (i)	197	209
Rogers Communications Inc.
5.00%, 02/15/29	85	86
4.50%, 03/15/42	315	269
Sinclair Television Group, Inc.
8.13%, 02/15/33 (i)	135	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.
5.75%, 01/15/34	220	230
Verizon Communications Inc.
4.00%, 03/22/50	150	114
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	185
Windstream Services, LLC
8.25%, 10/01/31 (i)	145	152
		4,107
Information Technology 0.7%
Amphenol Corporation
4.75%, 03/30/26	25	25
5.05%, 04/05/29	105	108
Atlassian Corporation
5.25%, 05/15/29	70	72
Broadcom Inc.
5.05%, 07/12/29	400	410
Cadence Design Systems, Inc.
4.30%, 09/10/29	110	110
Cloud Software Group, Inc.
9.00%, 09/30/29 (i)	200	207
8.25%, 06/30/32 (i)	190	202
Dell International L.L.C.
8.35%, 07/15/46 (m)	141	180
Foundry JV Holdco LLC
6.15%, 01/25/32 (i)	200	210
Intel Corporation
5.90%, 02/10/63	170	160
McAfee Corp.
7.38%, 02/15/30 (i)	230	217
Microsoft Corporation
2.92%, 03/17/52	100	66
Motorola Solutions, Inc.
5.00%, 04/15/29	95	97
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (i)	190	208
NXP B.V.
3.15%, 05/01/27	35	34
Oracle Corporation
5.38%, 07/15/40	255	249
6.90%, 11/09/52	120	133
Qorvo, Inc.
4.38%, 10/15/29	46	45
Roper Technologies, Inc.
3.80%, 12/15/26	375	372
Salesforce, Inc.
2.70%, 07/15/41	350	252
Texas Instruments Incorporated
5.05%, 05/18/63	185	169
VMware LLC
1.40%, 08/15/26	320	310
		3,836
Industrials 0.6%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (i)	195	202
Bombardier Inc.
7.25%, 07/01/31 (i)	195	205
Canadian National Railway Company
5.85%, 11/01/33	215	230
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	101
2.88%, 11/15/29	210	197
3.50%, 05/01/50	180	128
CRH America Finance, Inc.
5.50%, 01/09/35	350	359
Deluxe Corporation
8.13%, 09/15/29 (i)	200	207
JetBlue Airways Corporation
9.88%, 09/20/31 (i)	230	224
LATAM Airlines Group S.A.
7.88%, 04/15/30 (c) (i)	270	275
7.63%, 01/07/31 (i)	70	70
Lockheed Martin Corporation
3.55%, 01/15/26	125	125
Onesky Flight, LLC
8.88%, 12/15/29 (i)	195	203
Owens Corning
5.70%, 06/15/34	115	119
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (i)	206	211
Quikrete Holdings, Inc.
6.75%, 03/01/33 (i)	200	206
Uber Technologies, Inc.
5.35%, 09/15/54	60	56
Waste Connections, Inc.
2.20%, 01/15/32	145	125
Waste Management, Inc.
4.88%, 02/15/34	250	253
		3,496
Real Estate 0.6%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (c) (i)	234	219
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	273
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	154	150
CBRE Services, Inc.
5.50%, 04/01/29	65	67
Crown Castle Inc.
2.25%, 01/15/31	185	161
2.10%, 04/01/31	255	219
Essex Portfolio, L.P.
3.38%, 04/15/26	525	521
Healthpeak OP, LLC
2.13%, 12/01/28	85	79
ProLogis, L.P.
4.00%, 09/15/28	410	408
Public Storage Operating Company
1.95%, 11/09/28	125	116
Realty Income Corporation
2.20%, 06/15/28	75	71
Regency Centers, L.P.
3.60%, 02/01/27	100	99
Simon Property Group, L.P.
2.65%, 02/01/32	350	308
Uniti Group Inc.
10.50%, 02/15/28 (i)	116	123
8.63%, 06/15/32 (i)	207	209
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	167
W.P. Carey Inc.
3.85%, 07/15/29	150	146
		3,336
Utilities 0.6%
Ameren Corporation
5.70%, 12/01/26	215	219
American Electric Power Company, Inc.
5.20%, 01/15/29	310	318
Boston Gas Company
5.84%, 01/10/35 (i)	30	31
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	50
3.70%, 01/15/39 (i)	50	43
CMS Energy Corporation
3.00%, 05/15/26	100	99
DTE Energy Company
4.95%, 07/01/27	60	61
Edison International
8.13%, 06/15/53 (c)	160	155
Enel Finance International N.V.
2.13%, 07/12/28 (i) (l)	200	187
FirstEnergy Transmission, LLC
5.00%, 01/15/35	95	94
New York State Electric & Gas Corporation
5.30%, 08/15/34 (i)	120	121
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (l)	155	155

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (i)	100	100
NiSource Finance Corp.
3.95%, 03/30/48	150	116
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (k)	169	187
PG&E Company
2.10%, 08/01/27	135	128
Southern California Edison Company
5.15%, 06/01/29	240	243
Southern Company Gas Capital Corporation
4.95%, 09/15/34	265	262
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	180	193
The Southern Company
5.70%, 03/15/34	165	172
Vistra Corp.
8.00%, (100, 10/15/26) (i) (k)	197	202
		3,136
Consumer Staples 0.5%
Altria Group, Inc.
5.80%, 02/14/39	200	203
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	280
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (c) (i)	300	313
B.A.T Capital Corporation
5.83%, 02/20/31	65	68
4.39%, 08/15/37	295	264
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (c) (i)	105	110
Kroger Co., The
5.00%, 09/15/34	70	70
Mondelez International, Inc.
4.75%, 02/20/29	365	372
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	255
RELX Capital Inc.
3.00%, 05/22/30	95	89
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (i)	95	100
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	200	200
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	129
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	297	312
		2,765
Materials 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Celanese US Holdings LLC
6.75%, 04/15/33 (c)	235	237
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	283
ERO Copper Corp.
6.50%, 02/15/30 (i)	210	209
First Quantum Minerals Ltd
8.63%, 06/01/31 (i)	249	258
Freeport-McMoRan Inc.
5.45%, 03/15/43	36	34
Ivanhoe Mines Ltd
7.88%, 01/23/30 (i)	250	249
Martin Marietta Materials, Inc.
5.50%, 12/01/54	350	337
		1,622
Total Corporate Bonds And Notes (cost $58,903)		57,339
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
Affirm Master Trust
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	270	271
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	284	260
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/66 (h)	74	66
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (h)	75	66
Series 2021-A2-1, REMIC, 1.11%, 01/25/66 (h)	22	20
Bank5 2024-5YR12
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (h)	80	84
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	78	71
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.41%, (SOFR 30-Day Average + 1.10%), 12/26/31 (h)	135	135
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	47
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 5.65%, (1 Month Term SOFR + 1.34%), 02/15/39 (h)	331	330
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	16	15
BX Trust 2021-LGCY
Series 2021-C-LGCY, 5.43%, (1 Month Term SOFR + 1.12%), 10/15/36 (h)	295	294
CarMax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	80	81
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	191
Carvana Auto Receivables Trust 2024-N1
Series 2024-B-N1, 5.63%, 01/11/27	30	30
Carvana Auto Receivables Trust 2024-P4
Series 2024-A3-P4, 4.64%, 04/10/28	65	65
Series 2024-A4-P4, 4.74%, 09/10/29	110	111
Carvana Auto Receivables Trust 2025-P2
Series 2025-A4-P2, 4.75%, 11/10/29	120	121
Clarus Capital Funding 2024-1 LLC
Series 2024-A2-1A, 4.71%, 05/20/27	179	178
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	4	4
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	285	278
Dell Equipment Finance Trust 2024-2
Series 2024-A3-2, 4.59%, 08/22/30	100	100
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	79	77
EFMT 2025-INV1
Series 2025-A1-INV1, REMIC, 5.63%, 03/25/70 (l)	96	96
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	57	58
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	10	10
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 10/25/65 (h)	58	54
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	49	41
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 5.78%, (3 Month Term SOFR + 1.50%), 01/21/37 (h)	250	251
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A2-4, 4.69%, 01/20/27	55	55
Series 2024-A4-4, 4.70%, 08/20/29	75	76
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 5.81%, (1 Month Term SOFR + 1.49%), 07/15/38 (h)	112	112
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	168
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	289
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (h)	150	130
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.91%, 11/25/41 (h) (o)	64	54
Halseypoint Clo 6 Ltd
Series 2022-A1R-6A, 5.62%, (3 Month Term SOFR + 1.35%), 01/20/38 (h)	250	250
Highbridge Loan Management 5-2015 Ltd
Series 5A-A1R3-2015, 5.32%, (3 Month Term SOFR + 1.06%), 10/15/30 (h)	151	151
Huntington National Bank, The
Series 2025-B-1, 4.96%, 04/20/29	224	225
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 6.05%, (1 Month Term SOFR + 1.73%), 10/17/33 (h)	250	249
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	89
Jamestown CLO Ltd
Series 2020-A1R-15A, 5.63%, (3 Month Term SOFR + 1.37%), 07/15/35 (h)	250	250
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	419
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 5.90%, (1 Month Term SOFR + 1.59%), 06/15/26 (h)	100	99
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 4.27%, 09/25/29 (h) (o)	93	90
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 5.53%, (1 Month Term SOFR + 1.22%), 04/15/26 (h)	288	288
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	220	194
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	67	54
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	13	13
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	32	32
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 5.18%, (1 Month Term SOFR + 0.85%), 03/26/68 (h)	36	36
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	140	131
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	173	146
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, 5.53%, 08/25/30 (l)	99	100
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	12	11
Series 2019-2A2-EXP3, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 09/25/59 (h)	4	4
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	50	44
Series 2020-2A2-EXP1, REMIC, 5.39%, (1 Month Term SOFR + 1.06%), 01/26/60 (h)	10	10
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	13	13
Octane Receivables Trust 2024-RVM1
Series 2024-A-RVM1, 5.01%, 01/22/49	82	83
Palmer Square CLO 2021-2 Ltd
Series 2021-AR1-2A, 5.51%, (3 Month Term SOFR + 1.25%), 04/15/38 (h)	255	255
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	225	225
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	65	66
Post Road Equipment Finance 2025-1 LLC
Series 2025-A2-1A, 4.90%, 05/15/31	190	190
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	163	147
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (l)	92	92
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	11	11
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A3-1, 4.74%, 02/16/27	130	130
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	115	115
Series 2025-A3-1A, 5.11%, 11/21/33	115	117
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	165	169
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	166	154
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	34	32
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	130	117
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	45	45
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	18	17
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (h)	48	47
Towd Point Mortgage Trust 2024-2
Series 2024-A1B-2, REMIC, 4.74%, 09/25/41 (h)	215	218
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	89	90
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	60	61
Verdant Receivables 2025-1 LLC
Series 2025-B-1A, 5.37%, 05/12/33	100	101
Verus Securitization Trust 2020-1
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	189
Series 2020-A3-1, REMIC, 3.72%, 01/25/60 (h) (l) (o)	32	31
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	33	30
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (h) (l)	83	83
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (h) (l)	144	146
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,386)		10,163
PREFERRED STOCKS 0.3%
Health Care 0.3%
Roche Holding AG	5	1,666
Financials 0.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27	7	136
Total Preferred Stocks (cost $1,766)		1,802
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Information Technology 0.1%
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.08%, (1 Month Term SOFR + 4.75%), 11/14/32 (h)	205	209
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (h)	200	201
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (h)	198	198
		608
Communication Services 0.1%
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 01/04/29 (h)	204	206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
2025 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 03/20/32 (h)	200	202
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (h)	110	108
		516
Energy 0.1%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.31%, (3 Month Term SOFR + 4.75%), 06/22/29 (h)	209	207
Consumer Discretionary 0.0%
Varsity Brands, Inc.
2025 Term Loan, 7.83%, (3 Month Term SOFR + 3.50%), 08/26/31 (h)	204	204
Health Care 0.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 04/23/31 (h)	198	198
Total Senior Floating Rate Instruments (cost $1,720)		1,733
INVESTMENT COMPANIES 0.0%
Sprott Asset Management LP	1	17
Total Investment Companies (cost $21)		17
WARRANTS 0.0%
Ivanhoe Electric Inc. (a) (p)	2	7
Total Warrants (cost $0)		7
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 4.20% (q) (r)	1,897	1,897
T. Rowe Price Government Reserve Fund - Class I, 4.32% (q) (r)	22,555	22,555
		24,452
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (q) (r)	1,632	1,632
Total Short Term Investments (cost $26,084)		26,084
Total Investments 100.5% (cost $484,536)		568,201
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.5)%		(2,555)
Total Net Assets 100.0%		565,652

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $6,709.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $24,808 and 4.4% of the Fund.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,293	31,281	30,677	43	—	—	1,897	0.3
JNL Government Money Market Fund, 4.30% - Class SL	2,894	15,872	17,134	68	—	—	1,632	0.3
T. Rowe Price Government Reserve Fund, 4.32% - Class I	5,693	36,964	20,102	240	—	—	22,555	4.0
	9,880	84,117	67,913	351	—	—	26,084	4.6

Summary of Investments by Country^	Total Long Term Investments
United States of America	74.5%
United Kingdom	4.1
Japan	4.0
Canada	2.3
France	2.2
Germany	2.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Summary of Investments by Country^	Total Long Term Investments
Switzerland	1.9
Netherlands	1.5
Australia	1.0
Italy	0.7
Sweden	0.6
Taiwan	0.6
Spain	0.5
Norway	0.5
Singapore	0.5
Ireland	0.4
South Korea	0.3
Finland	0.3
Chile	0.3
Denmark	0.2
Cayman Islands	0.2
Belgium	0.2
India	0.2
Hong Kong	0.1
South Africa	0.1
Mexico	0.1
China	0.1
Austria	0.1
Brazil	0.1
Zambia	0.1
Democratic Republic of the Congo	0.1
Panama	0.1
New Zealand	—
Vietnam	—
Poland	—
Luxembourg	—
Peru	—
Portugal	—
Kazakhstan	—
Puerto Rico	—
Cote D'Ivoire	—
Saudi Arabia	—
Bahrain	—
Israel	—
Russian Federation	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/08/22	440	511	0.1
Alibaba Group Holding Limited	05/16/24	282	221	0.1
Amadeus IT Holding, S.A.	04/03/20	525	739	0.1
Bridgepoint Group PLC	07/21/21	308	348	0.1
Cellnex Telecom, S.A.	07/30/24	47	51	—
Digital Core REIT Management Pte. Ltd.	02/09/24	19	16	—
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
Kojamo Oyj	11/11/24	63	81	—
Lundin Gold Inc.	09/20/23	19	82	—
NAC Kazatomprom JSC	01/09/23	45	56	—
Public Joint Stock Company Polyus	06/10/20	27	—	—
Samsonite Group S.A.	08/06/19	237	217	—
Siemens Healthineers AG	01/30/19	765	882	0.2
		2,842	3,204	0.6

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	13	October 2025	2,694	1	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/T. Rowe Price Balanced Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 5 Year Note	34	October 2025	3,671	4	35
United States Ultra Bond	2	September 2025	228	3	10
				8	55
Short Contracts
United States 10 Year Ultra Bond	(4)	September 2025	(447)	(2)	(10)

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.44 (Q)	0.51	1.00	06/20/30	(500)	11	—	2

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	07/03/25	HKD	(15)	(2)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	262,655	102,442	—	365,097
Government And Agency Obligations	—	105,959	—	105,959
Corporate Bonds And Notes	—	57,339	—	57,339
Non-U.S. Government Agency Asset-Backed Securities	—	10,163	—	10,163
Preferred Stocks	136	1,666	—	1,802
Senior Floating Rate Instruments	—	1,733	—	1,733
Investment Companies	17	—	—	17
Warrants	—	7	—	7
Short Term Investments	26,084	—	—	26,084
	288,892	279,309	—	568,201
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	55	—	—	55
Centrally Cleared Credit Default Swap Agreements	—	2	—	2
	55	2	—	57
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(10)	—	—	(10)
Open Forward Foreign Currency Contracts	—	—	—	—
	(10)	—	—	(10)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
COMMON STOCKS 100.0%
Information Technology 41.3%
Advanced Micro Devices, Inc. (a)	150	21,331
Amphenol Corporation - Class A	173	17,125
Analog Devices, Inc.	22	5,131
ANSYS, Inc. (a)	12	4,136
Apple Inc.	197	40,431
ASML Holding N.V. - ADR	3	2,734
Aurora Innovations Inc. - Class A (a)	775	4,064
Autodesk, Inc. (a)	45	14,069
Bentley Systems, Incorporated - Class B	31	1,656
Cadence Design Systems, Inc. (a)	1	408
International Business Machines Corporation	14	4,019
Intuit Inc.	21	16,547
KLA Corporation	1	518
Lam Research Corporation	8	741
Microsoft Corporation	174	86,405
NVIDIA Corporation	364	57,581
NXP Semiconductors N.V.	6	1,399
PTC Inc. (a)	140	24,074
Roper Technologies, Inc.	43	24,564
Salesforce, Inc.	27	7,358
ServiceNow, Inc. (a)	2	1,772
Teledyne Technologies Incorporated (a)	13	6,603
Workday, Inc. - Class A (a)	50	11,909
		354,575
Health Care 16.2%
Abbott Laboratories	107	14,617
Alnylam Pharmaceuticals, Inc. (a)	7	2,227
Ascendis Pharma A/S - ADR (a)	13	2,159
Avantor, Inc. (a)	64	862
Becton, Dickinson and Company	130	22,350
Biogen Inc. (a)	11	1,421
BioNTech SE - ADR (a)	14	1,525
Bio-Techne Corporation	11	554
Cencora, Inc.	9	2,686
Cigna Group, The	20	6,483
Cytokinetics, Incorporated (a)	131	4,332
Danaher Corporation	100	19,806
Eli Lilly and Company	15	11,489
GE HealthCare Technologies Inc.	17	1,223
Hologic, Inc. (a)	42	2,726
Humana Inc.	2	434
Icon Public Limited Company (a)	5	778
McKesson Corporation	19	13,880
Revvity, Inc.	158	15,318
Thermo Fisher Scientific Inc.	7	2,832
UnitedHealth Group Incorporated	35	10,847
Zoetis Inc. - Class A	5	811
		139,360
Consumer Discretionary 10.4%
Amazon.com, Inc. (a)	251	54,995
Chipotle Mexican Grill, Inc. (a)	30	1,665
Hilton Worldwide Holdings Inc.	33	8,690
Marriott International, Inc. - Class A	6	1,693
NIKE, Inc. - Class B	19	1,375
Service Corporation International	26	2,136
Starbucks Corporation	103	9,444
Yum! Brands, Inc.	60	8,949
		88,947
Utilities 7.9%
Alliant Energy Corporation	37	2,253
Ameren Corporation	171	16,429
CenterPoint Energy, Inc.	517	18,997
CMS Energy Corporation	55	3,784
DTE Energy Company	64	8,452
NiSource Inc.	363	14,661
WEC Energy Group Inc.	27	2,801
		67,377
Financials 7.2%
Arthur J. Gallagher & Co.	11	3,381
CME Group Inc. - Class A	6	1,613
Intercontinental Exchange, Inc.	11	2,040
JPMorgan Chase & Co.	47	13,572
KKR & Co. Inc. - Class A	21	2,846
MasterCard Incorporated - Class A	12	6,925
Morgan Stanley	33	4,623
MSCI Inc. - Class A	2	1,052
S&P Global Inc.	6	3,028
The PNC Financial Services Group, Inc.	14	2,534
Visa Inc. - Class A	27	9,507
Willis Towers Watson Public Limited Company	35	10,709
		61,830
Industrials 6.5%
Boeing Company, The (a)	4	813
Ferguson Enterprises Inc.	34	7,457
Fortive Corporation	100	5,230
Ingersoll Rand Inc.	100	8,356
Lockheed Martin Corporation	17	7,724
Northrop Grumman Corporation	10	5,024
Ralliant Corporation (a)	33	1,622
RTX Corporation	62	9,111
Veralto Corporation	73	7,340
Waste Connections, Inc.	16	3,041
		55,718
Communication Services 6.1%
Alphabet Inc. - Class A	128	22,613
Alphabet Inc. - Class C	12	2,040
Meta Platforms, Inc. - Class A	32	23,954
Walt Disney Company, The	33	4,065
		52,672
Energy 2.3%
Canadian Natural Resources Limited	598	18,777
Expand Energy Corporation	7	834
		19,611
Real Estate 1.1%
American Tower Corporation	24	5,249
SBA Communications Corporation - Class A	18	4,228
		9,477
Materials 1.0%
Vulcan Materials Company	32	8,236
Total Common Stocks (cost $823,697)		857,803
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
T. Rowe Price Government Reserve Fund - Class I, 4.32% (b) (c)	—	—
Total Short Term Investments (cost $0)		—
Total Investments 100.0% (cost $823,697)		857,803
Other Assets and Liabilities, Net 0.0%		341
Total Net Assets 100.0%		858,144

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/T. Rowe Price Capital Appreciation Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,630	75,919	77,549	44	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	10,171	19,930	30,101	4	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.32% - Class I	3	195,422	195,425	24	—	—	—	—
	11,804	291,271	303,075	72	—	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets - Securities
Common Stocks	857,803	—	—	857,803
Short Term Investments	—	—	—	—
	857,803	—	—	857,803

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 60.3%
Information Technology 25.4%
Advanced Micro Devices, Inc. (a)	1,796	254,861
Amphenol Corporation - Class A	2,221	219,294
Analog Devices, Inc.	229	54,483
ANSYS, Inc. (a)	6	2,024
Apple Inc. (b)	937	192,285
ASML Holding N.V. - ADR	45	36,280
Aurora Innovations Inc. - Class A (a) (c)	28,878	151,322
Autodesk, Inc. (a)	464	143,775
Intuit Inc.	198	155,982
Microsoft Corporation	1,941	965,225
NVIDIA Corporation (b)	3,265	515,779
PTC Inc. (a)	1,902	327,834
Roper Technologies, Inc. (b)	688	389,771
Salesforce, Inc. (b)	282	76,899
Teledyne Technologies Incorporated (a) (b)	43	21,789
Workday, Inc. - Class A (a)	750	179,910
		3,687,513
Health Care 12.0%
Abbott Laboratories (d)	1,139	154,974
AbbVie Inc. (b) (d)	175	32,409
Alnylam Pharmaceuticals, Inc. (a)	131	42,578
Ascendis Pharma A/S - ADR (a)	64	11,085
Avantor, Inc. (a)	1,539	20,717
Becton, Dickinson and Company (b) (d)	2,287	393,999
Biogen Inc. (a)	43	5,437
BioNTech SE - ADR (a)	203	21,581
Cardinal Health, Inc. (d)	114	19,222
Cencora, Inc. (d)	81	24,288
Cigna Group, The	189	62,546
Cytokinetics, Incorporated (a)	530	17,500
Danaher Corporation (b) (d)	933	184,387
Eli Lilly and Company	135	105,159
GE HealthCare Technologies Inc. (d)	160	11,829
Hologic, Inc. (a)	716	46,661
Johnson & Johnson (d)	93	14,206
McKesson Corporation (d)	251	183,876
Revvity, Inc.	3,124	302,178
UnitedHealth Group Incorporated (b)	299	93,340
		1,747,972
Consumer Discretionary 6.4%
Amazon.com, Inc. (a) (b)	2,806	615,543
Hilton Worldwide Holdings Inc.	317	84,556
Starbucks Corporation (d)	1,468	134,558
Yum! Brands, Inc. (b) (d)	611	90,600
		925,257
Utilities 5.3%
Alliant Energy Corporation (d)	72	4,372
Ameren Corporation	1,989	191,031
American Electric Power Company, Inc. (d)	106	11,030
CenterPoint Energy, Inc. (d)	6,629	243,552
DTE Energy Company (d)	495	65,607
Duke Energy Corporation (d)	61	7,245
Exelon Corporation (d)	304	13,208
NiSource Inc.	5,674	228,904
WEC Energy Group Inc. (d)	99	10,295
		775,244
Communication Services 3.3%
Alphabet Inc. - Class A (b)	1,225	215,874
Meta Platforms, Inc. - Class A	367	270,735
		486,609
Industrials 3.1%
Ferguson Enterprises Inc.	371	80,734
Fortive Corporation	1,009	52,601
Ingersoll Rand Inc.	945	78,595
L3Harris Technologies, Inc. (d)	23	5,719
Lockheed Martin Corporation (d)	46	21,123
Northrop Grumman Corporation (d)	49	24,349
Ralliant Corporation (a)	329	15,946
RTX Corporation (b) (d)	591	86,273
Veralto Corporation (b)	631	63,655
Waste Management, Inc. (d)	99	22,653
		451,648
Financials 2.4%
AON Public Limited Company - Class A (d)	43	15,305
CBOE Global Markets, Inc. (d)	23	5,294
CME Group Inc. - Class A (d)	73	20,148
Intercontinental Exchange, Inc. (d)	85	15,504
KKR & Co. Inc. - Class A	149	19,815
Marsh & Mclennan Companies, Inc. (d)	45	9,751
MasterCard Incorporated - Class A (d)	106	59,625
Morgan Stanley	170	23,904
Visa Inc. - Class A (d)	240	85,103
Willis Towers Watson Public Limited Company (d)	323	98,938
		353,387
Energy 1.5%
Canadian Natural Resources Limited	6,758	212,207
Materials 0.5%
Vulcan Materials Company	271	70,787
Consumer Staples 0.2%
Keurig Dr Pepper Inc. (d)	380	12,573
PepsiCo, Inc. (d)	167	22,090
		34,663
Real Estate 0.2%
American Tower Corporation (d)	76	16,775
SBA Communications Corporation - Class A (d)	44	10,239
		27,014
Total Common Stocks (cost $7,426,518)		8,772,301
GOVERNMENT AND AGENCY OBLIGATIONS 14.5%
U.S. Treasury Note 14.5%
Treasury, United States Department of
4.00%, 02/28/30 - 05/31/30	1,546,380	1,561,433
3.88%, 04/30/30 - 06/30/30	536,631	538,793
Total Government And Agency Obligations (cost $2,080,487)		2,100,226
SENIOR FLOATING RATE INSTRUMENTS 9.3%
Financials 3.1%
AmWINS Group, Inc.
2025 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 01/23/32 (e)	101,328	101,346
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 3.00%), 05/10/31 (e) (f)	1,856	1,858
2024 Term Loan B4, 7.33%, (1 Month Term SOFR + 3.00%), 05/10/31 (e)	83,945	84,027
HUB International Limited
2025 Term Loan B, 6.77%, (SOFR + 2.50%), 06/20/30 (e)	553	555
2025 Term Loan B, 6.77%, (3 Month Term SOFR + 2.50%), 06/20/30 (e)	189,779	190,305
Trans Union, LLC
2019 Term Loan B5, 6.18%, (1 Month Term SOFR + 1.75%), 11/13/26 (e)	2,444	2,445
USI, Inc.
2024 Term Loan D, 0.00%, (3 Month Term SOFR + 2.25%), 11/21/29 (e) (f)	3,583	3,576
2024 Term Loan D, 6.55%, (3 Month Term SOFR + 2.25%), 11/23/29 (e)	33,074	33,006
2024 Term Loan C, 6.55%, (3 Month Term SOFR + 2.25%), 09/27/30 (e)	36,931	36,804
		453,922
Information Technology 3.1%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 02/07/31 (e) (f)	1,087	1,091
2024 1st Lien Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 02/07/31 (e)	149,309	149,869
2024 2nd Lien Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/32 (e)	20,829	21,314
Ascend Learning, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 12/11/28 (e) (f)	12,809	12,801

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Athenahealth Group, Inc.
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 01/27/29 (e) (f)	5,457	5,448
2022 Term Loan B, 7.08%, (1 Month Term SOFR + 2.75%), 01/27/29 (e)	28,958	28,913
CCC Intelligent Solutions Inc.
Term Loan, 6.33%, (1 Month Term SOFR + 2.00%), 09/16/28 (e)	12,485	12,484
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 10/29/29 (e)	23,465	23,509
Epicor Software Corporation
2024 Term Loan E, 7.08%, (1 Month Term SOFR + 2.75%), 05/23/31 (e)	38,664	38,741
Informatica LLC
2024 Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 10/30/28 (e)	12,128	12,170
Instructure Holdings, Inc.
2024 Term Loan, 7.21%, (6 Month Term SOFR + 3.00%), 09/11/31 (e)	35,561	35,590
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (e)	12,817	12,913
Quartz Acquireco LLC
2025 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 06/28/30 (e)	8,417	8,438
Storable, Inc
2025 Term Loan B, 7.58%, (1 Month Term SOFR + 3.25%), 04/17/31 (e)	26,048	25,999
UKG Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 01/30/31 (e) (f)	13,405	13,452
2024 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 01/30/31 (e)	44,880	45,038
		447,770
Industrials 1.4%
CPI Holdco B LLC
2024 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 05/17/31 (e) (f)	7,356	7,347
2024 Incremental Term Loan B, 6.58%, (1 Month Term SOFR + 2.25%), 05/19/31 (e)	31,494	31,455
Filtration Group Corporation
2025 USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 10/21/28 (e) (f)	1,191	1,195
2025 EUR Term Loan B, 5.51%, (1 Month EURIBOR + 3.50%), 10/21/28, EUR (e)	13,832	16,273
2025 USD Term Loan B, 7.33%, (1 Month Term SOFR + 3.00%), 12/26/28 (e)	74,923	75,180
Mariner Wealth Advisors LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 08/18/28 (e) (f)	12,559	12,585
Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 08/18/28 (e)	8,613	8,631
TransDigm, Inc.
2024 Term Loan I, 0.00%, (3 Month Term SOFR + 2.75%), 08/24/28 (e) (f)	1,141	1,145
2024 Term Loan I, 7.05%, (3 Month Term SOFR + 2.75%), 08/24/28 (e)	21,841	21,911
2024 Term Loan K, 0.00%, (3 Month Term SOFR + 2.75%), 02/22/30 (e) (f)	3,188	3,199
2024 Term Loan K, 7.05%, (3 Month Term SOFR + 2.75%), 02/22/30 (e)	31,558	31,663
		210,584
Consumer Discretionary 1.0%
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 11/30/29 (e) (f)	286	287
2024 1st Lien Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 11/30/29 (e)	1,781	1,790
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 6.07%, (1 Month Term SOFR + 1.75%), 11/09/30 (e)	49,665	49,813
IRB Holding Corp
2024 1st Lien Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 12/15/27 (e)	34,761	34,749
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 6.83%, (1 Month Term SOFR + 2.50%), 03/21/31 (e)	6,917	6,925
Varsity Brands, Inc.
2025 Term Loan, 7.83%, (3 Month Term SOFR + 3.50%), 08/26/31 (e)	38,356	38,320
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 1.75%), 05/28/30 (e) (f)	2,328	2,336
2024 Term Loan, 6.08%, (1 Month Term SOFR + 1.75%), 05/28/30 (e)	5,726	5,745
		139,965
Health Care 0.4%
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (e)	7,856	7,473
2021 Term Loan B2, 7.82%, (1 Month Term SOFR + 3.38%), 12/31/27 (e)	1,797	1,697
Avantor Funding, Inc.
2024 Term Loan, 6.43%, (1 Month Term SOFR + 2.00%), 11/08/27 (e)	165	166
Loire Finco Luxembourg S.a.r.l.
2025 USD Term Loan B, 8.43%, (1 Month Term SOFR + 4.00%), 01/31/30 (e)	45,384	45,497
		54,833
Communication Services 0.3%
SBA Senior Finance II LLC
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/20/31 (e)	43,996	44,035
Total Senior Floating Rate Instruments (cost $1,347,143)		1,351,109
CORPORATE BONDS AND NOTES 7.4%
Consumer Discretionary 2.6%
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (g)	25,415	25,480
5.88%, 04/01/29 (g)	10,445	10,669
3.75%, 05/01/29 (g)	21,619	20,690
4.88%, 01/15/30	19,559	19,455
4.00%, 05/01/31 (g)	32,112	30,188
3.63%, 02/15/32 (g)	24,795	22,448
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	8,205	8,192
KFC Holding Co.
4.75%, 06/01/27 (g)	33,740	33,662
Life Time, Inc.
6.00%, 11/15/31 (g)	3,053	3,105
Magnum Management Corporation
5.38%, 04/15/27	24,148	24,084
6.50%, 10/01/28	12,855	12,983
5.25%, 07/15/29	7,175	7,028
Service Corporation International
4.63%, 12/15/27	1,245	1,238
3.38%, 08/15/30	5,988	5,516
5.75%, 10/15/32	7,722	7,807
Six Flags Operations Inc.
5.50%, 04/15/27 (g)	20,984	20,935
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	5,566	5,566
Vail Resorts, Inc.
5.63%, (103, 07/15/27) (g)	4,408	4,408
6.50%, 05/15/32 (g)	9,363	9,685
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	10,271	10,176
3.63%, 03/15/31	14,549	13,453
4.63%, 01/31/32	24,731	23,861
5.38%, 04/01/32	29,015	29,056
6.88%, 11/15/37	5,461	5,888
5.35%, 11/01/43	15,610	14,880
		370,453
Financials 2.1%
AmWINS Group, Inc.
6.38%, 02/15/29 (g)	8,902	9,072
AssuredPartners, Inc.
7.50%, 02/15/32 (c) (g)	3,827	4,101
BroadStreet Partners, Inc.
5.88%, 04/15/29 (g)	19,558	19,331
HUB International Limited
5.63%, 12/01/29 (g)	10,554	10,532

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
7.25%, 06/15/30 (g)	122,007	127,523
7.38%, 01/31/32 (g)	77,140	80,697
Ryan Specialty, LLC
4.38%, 02/01/30 (g)	3,073	2,974
5.88%, 08/01/32 (g)	11,400	11,482
U S I, Inc.
7.50%, 01/15/32 (g)	30,789	32,493
		298,205
Industrials 0.7%
Korn Ferry
4.63%, 12/15/27 (g)	7,012	6,974
TransDigm Inc.
4.63%, 01/15/29	8,979	8,808
6.38%, 03/01/29 (g)	38,208	39,290
7.13%, 12/01/31 (g)	18,064	18,933
6.63%, 03/01/32 (g)	29,955	31,026
		105,031
Communication Services 0.6%
CCO Holdings, LLC
5.50%, 05/01/26 (g)	3,928	3,929
5.13%, 05/01/27 (g)	72,267	72,020
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,562
4.88%, 01/15/29	1,249	1,235
3.63%, 01/15/31	1,290	1,191
		85,937
Health Care 0.6%
Avantor, Inc.
4.63%, 07/15/28 (g)	33,187	32,596
3.88%, 11/01/29 (g)	23,012	21,783
Hologic, Inc.
3.25%, 02/15/29 (g)	5,964	5,686
IQVIA Inc.
5.00%, 05/15/27 (g)	10,348	10,318
6.50%, 05/15/30 (g)	6,498	6,694
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c) (g)	6,020	6,138
		83,215
Real Estate 0.4%
Crown Castle Inc.
4.90%, 09/01/29	6,836	6,899
SBA Communications Corporation
3.88%, 02/15/27	25,781	25,365
3.13%, 02/01/29	27,063	25,561
VICI Properties L.P.
5.75%, 04/01/34	6,811	6,964
		64,789
Information Technology 0.3%
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (c) (g)	4,995	4,795
5.95%, 08/04/33	7,932	8,138
Capstone Borrower, Inc.
8.00%, 06/15/30 (g)	6,562	6,833
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,371
Ellucian Holdings Inc.
6.50%, 12/01/29 (g)	7,799	7,981
Fair Isaac Corporation
6.00%, 05/15/33 (g)	5,769	5,835
PTC Inc.
4.00%, 02/15/28 (g)	8,249	8,036
Workday, Inc.
3.80%, 04/01/32	6,465	6,077
		49,066
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	13,467
Total Corporate Bonds And Notes (cost $1,040,896)		1,070,163
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	2,028
Series 2019-A2-1A, 3.67%, 10/25/29 (g)	2,822	2,677
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	618
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,483)		5,323
PREFERRED STOCKS 0.0%
Utilities 0.0%
CMS Energy Corporation, 5.88%, 10/15/78 (c)	53	1,157
Total Preferred Stocks (cost $1,461)		1,157
SHORT TERM INVESTMENTS 9.0%
Investment Companies 8.9%
JNL Government Money Market Fund - Class I, 4.20% (h) (i)	7,425	7,425
T. Rowe Price Government Reserve Fund - Class I, 4.32% (h) (i)	1,281,690	1,281,690
		1,289,115
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (h) (i)	23,448	23,448
Total Short Term Investments (cost $1,312,563)		1,312,563
Total Investments 100.5% (cost $13,214,551)		14,612,842
Other Derivative Instruments (0.2)%		(33,353)
Other Assets and Liabilities, Net (0.3)%		(34,070)
Total Net Assets 100.0%		14,545,419

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) All or a portion of the security is subject to a written call option.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $786,761 and 5.4% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	7,195	520,862	520,632	251	—	—	7,425	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	17,825	709,687	704,064	477	—	—	23,448	0.2
T Rowe Price Institutional Floating Rate Fund	1,647	30	1,669	21	(96)	88	—	—
T. Rowe Price Government Reserve Fund, 4.32% - Class I	760,348	2,599,910	2,078,568	19,885	—	—	1,281,690	8.8
	787,015	3,830,489	3,304,933	20,634	(96)	88	1,312,563	9.0

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	BOA	Call	145.00	01/16/26	680	9,860	(360)
Abbott Laboratories	BOA	Call	130.00	01/16/26	1,372	17,836	(1,852)
AbbVie Inc.	BOA	Call	210.00	01/16/26	832	17,472	(424)
AbbVie Inc.	BOA	Call	195.00	01/16/26	914	17,823	(907)
Alliant Energy Corporation	UBS	Call	67.50	07/18/25	723	4,880	—
American Electric Power Company, Inc.	GSC	Call	115.00	01/16/26	453	5,210	(76)
American Electric Power Company, Inc.	GSC	Call	110.00	01/16/26	610	6,710	(190)
American Tower Corporation	GSC	Call	210.00	01/16/26	759	15,939	(1,739)
AON Public Limited Company	WFI	Call	430.00	12/19/25	231	9,933	(61)
AON Public Limited Company	WFI	Call	390.00	12/19/25	198	7,722	(198)
Becton, Dickinson and Company	GSC	Call	255.00	09/19/25	318	8,109	(1)
Cardinal Health, Inc.	BCL	Call	140.00	01/16/26	1,144	16,016	(3,821)
CBOE Global Markets, Inc.	BCL	Call	230.00	01/16/26	227	5,221	(446)
Cencora, Inc.	UBS	Call	270.00	01/16/26	353	9,531	(1,484)
Cencora, Inc.	UBS	Call	260.00	01/16/26	457	11,882	(2,280)
CenterPoint Energy, Inc.	BOA	Call	35.00	12/19/25	3,631	12,709	(1,171)
CME Group Inc.	BCL	Call	270.00	01/16/26	427	11,529	(950)
CME Group Inc.	BCL	Call	250.00	01/16/26	304	7,600	(1,090)
Danaher Corporation	UBS	Call	330.00	01/16/26	786	25,938	(5)
DTE Energy Company	WFI	Call	135.00	07/18/25	1,192	16,092	(107)
Duke Energy Corporation	UBS	Call	120.00	01/16/26	609	7,308	(341)
Exelon Corporation	UBS	Call	47.00	01/16/26	756	3,553	(89)
Exelon Corporation	UBS	Call	45.00	01/16/26	2,286	10,287	(440)
GE HealthCare Technologies Inc.	WFI	Call	97.50	01/16/26	835	8,141	(79)
GE HealthCare Technologies Inc.	WFI	Call	100.00	01/16/26	762	7,620	(57)
Intercontinental Exchange, Inc.	GSC	Call	185.00	01/16/26	378	6,993	(439)
Intercontinental Exchange, Inc.	GSC	Call	165.00	01/16/26	457	7,541	(1,161)
Johnson & Johnson	WFI	Call	170.00	01/16/26	930	15,810	(207)
Keurig Dr Pepper Inc.	UBS	Call	35.00	01/16/26	3,803	13,311	(494)
L3Harris Technologies, Inc.	WFI	Call	230.00	12/19/25	228	5,244	(695)
Lockheed Martin Corporation	BOA	Call	520.00	01/16/26	275	14,300	(374)
Lockheed Martin Corporation	BOA	Call	500.00	01/16/26	181	9,050	(346)
Marsh & Mclennan Companies, Inc.	BCL	Call	250.00	12/19/25	446	11,150	(109)
MasterCard Incorporated	BCL	Call	620.00	01/16/26	151	9,362	(265)
MasterCard Incorporated	BCL	Call	580.00	01/16/26	305	17,690	(1,029)
McKesson Corporation	GSC	Call	680.00	01/16/26	113	7,684	(1,068)
McKesson Corporation	GSC	Call	660.00	01/16/26	114	7,524	(1,237)
Northrop Grumman Corporation	CIT	Call	560.00	01/16/26	305	17,080	(455)
Northrop Grumman Corporation	CIT	Call	530.00	01/16/26	182	9,646	(451)
PepsiCo, Inc.	CIT	Call	165.00	01/16/26	914	15,081	(122)
PepsiCo, Inc.	CIT	Call	160.00	01/16/26	759	12,144	(142)
RTX Corporation	GSC	Call	140.00	01/16/26	1,125	15,750	(1,626)
SBA Communications Corporation	JPM	Call	230.00	12/19/25	436	10,028	(822)
Starbucks Corporation	WFI	Call	125.00	01/16/26	654	8,175	(58)
Visa Inc.	GSC	Call	390.00	01/16/26	497	19,383	(599)
Visa Inc.	GSC	Call	360.00	01/16/26	457	16,452	(1,147)
Visa Inc.	JPM	Call	110.00	12/19/25	609	6,699	(152)
Waste Management, Inc.	JPM	Call	250.00	01/16/26	228	5,700	(123)
Waste Management, Inc.	JPM	Call	230.00	01/16/26	762	17,526	(1,067)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
WEC Energy Group Inc.	JPM	Call	115.00	12/19/25	379	4,359	(49)
Willis Towers Watson Public Limited Company	UBS	Call	360.00	07/18/25	273	9,828	—
Yum! Brands, Inc.	WFI	Call	160.00	01/16/26	694	11,104	(319)
Yum! Brands, Inc.	WFI	Call	145.00	01/16/26	533	7,729	(629)
							(33,353)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	8,772,301	—	—	8,772,301
Government And Agency Obligations	—	2,100,226	—	2,100,226
Senior Floating Rate Instruments	—	1,351,109	—	1,351,109
Corporate Bonds And Notes	—	1,070,163	—	1,070,163
Non-U.S. Government Agency Asset-Backed Securities	—	5,323	—	5,323
Preferred Stocks	1,157	—	—	1,157
Short Term Investments	1,312,563	—	—	1,312,563
	10,086,021	4,526,821	—	14,612,842
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(33,353)	—	(33,353)
	—	(33,353)	—	(33,353)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Growth Stock Fund
COMMON STOCKS 99.6%
Information Technology 54.9%
Amphenol Corporation - Class A	989	97,643
Apple Inc.	4,607	945,228
AppLovin Corporation - Class A (a)	198	69,402
ASML Holding N.V. - ADR	50	40,166
Broadcom Inc.	1,547	426,385
CrowdStrike Holdings, Inc. - Class A (a)	85	43,364
HubSpot, Inc. (a)	94	52,323
Intuit Inc.	184	144,961
Keysight Technologies, Inc. (a)	168	27,446
Microsoft Corporation	2,883	1,434,077
Monday.Com Ltd. (a)	20	6,216
NVIDIA Corporation	9,045	1,428,946
Oracle Corporation	145	31,767
Roper Technologies, Inc.	118	66,973
Samsara Inc. - Class A (a)	690	27,450
ServiceNow, Inc. (a)	182	187,554
Shopify Inc. - Class A (a)	713	82,276
Snowflake Inc. - Class A (a)	483	108,181
Synopsys, Inc. (a)	163	83,476
Taiwan Semiconductor Manufacturing Company Limited - ADR	461	104,367
Teledyne Technologies Incorporated (a)	46	23,409
		5,431,610
Consumer Discretionary 14.1%
Amazon.com, Inc. (a)	3,026	663,774
Booking Holdings Inc.	11	61,991
Carvana Co. - Class A (a)	233	78,570
Chipotle Mexican Grill, Inc. (a)	1,343	75,434
Coupang, Inc. - Class A (a)	2,357	70,618
DoorDash, Inc. - Class A (a)	220	54,257
Duolingo, Inc. - Class A (a)	81	33,081
Ferrari N.V.	152	74,398
Floor & Decor Holdings, Inc. - Class A (a)	264	20,026
MercadoLibre, Inc. (a)	32	82,852
Tesla Inc. (a)	493	156,623
Wingstop Inc.	60	20,103
		1,391,727
Communication Services 13.1%
Alphabet Inc. - Class A	1,912	337,011
Meta Platforms, Inc. - Class A	773	570,606
Netflix, Inc. (a)	226	302,211
Spotify Technology S.A. (a)	106	81,260
		1,291,088
Financials 7.0%
Adyen N.V. (a) (b)	25	46,774
Ares Management Corporation - Class A	162	28,093
Charles Schwab Corporation, The	884	80,658
Fiserv, Inc. (a)	193	33,289
MasterCard Incorporated - Class A	390	219,432
Visa Inc. - Class A	795	282,199
		690,445
Health Care 6.9%
argenx SE - ADR (a)	111	61,456
Cigna Group, The	93	30,692
Danaher Corporation	251	49,597
Eli Lilly and Company	294	229,487
Intuitive Surgical, Inc. (a)	277	150,615
Natera, Inc. (a)	278	46,914
Stryker Corporation	148	58,573
Thermo Fisher Scientific Inc.	18	7,094
UnitedHealth Group Incorporated	155	48,346
		682,774
Industrials 2.9%
Boeing Company, The (a)	414	86,707
General Electric Company	462	118,863
Rockwell Automation, Inc.	131	43,568
TransDigm Group Incorporated	28	42,274
		291,412
Materials 0.7%
Linde Public Limited Company	139	65,320
Total Common Stocks (cost $5,645,476)		9,844,376
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	3,917	3,917
T. Rowe Price Government Reserve Fund - Class I, 4.32% (c) (d)	31,473	31,473
Total Short Term Investments (cost $35,390)		35,390
Total Investments 99.9% (cost $5,680,866)		9,879,766
Other Assets and Liabilities, Net 0.1%		7,718
Total Net Assets 100.0%		9,887,484

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/T. Rowe Price Growth Stock Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,600	126,221	126,904	84	—	—	3,917	0.1
JNL Government Money Market Fund, 4.30% - Class SL	—	32,102	32,102	8	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.32% - Class I	38,079	708,691	715,297	1,233	—	—	31,473	0.3
	42,679	867,014	874,303	1,325	—	—	35,390	0.4

JNL/T. Rowe Price Growth Stock Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/15/25	42,935	46,774	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Growth Stock Fund
Assets - Securities
Common Stocks	9,797,602	46,774	—	9,844,376
Short Term Investments	35,390	—	—	35,390
	9,832,992	46,774	—	9,879,766

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.4%
Information Technology 19.4%
Amphenol Corporation - Class A	473	46,709
Atlassian Corporation - Class A (a)	192	38,932
CCC Intelligent Solutions Holdings Inc. (a)	4,858	45,716
Corning Incorporated	374	19,648
Fair Isaac Corporation (a)	18	33,634
Gartner, Inc. (a)	104	42,079
HubSpot, Inc. (a)	25	13,749
Keysight Technologies, Inc. (a)	283	46,389
Lattice Semiconductor Corporation (a)	1,425	69,796
MACOM Technology Solutions Holdings, Inc. (a)	105	15,060
Manhattan Associates, Inc. (a)	105	20,715
Microchip Technology Incorporated	1,059	74,550
Monday.Com Ltd. (a)	77	24,278
MongoDB, Inc. - Class A (a)	44	9,240
Monolithic Power Systems, Inc.	78	57,048
NXP Semiconductors N.V.	175	38,279
OneStream, Inc. - Class A (a)	390	11,047
PTC Inc. (a)	520	89,692
Pure Storage, Inc. - Class A (a)	711	40,957
Roper Technologies, Inc.	22	12,414
SailPoint, Inc. (a)	206	4,702
Tyler Technologies, Inc. (a)	138	81,710
Zoom Communications, Inc. - Class A (a)	549	42,803
Zscaler, Inc. (a)	188	58,989
		938,136
Health Care 19.0%
Agilent Technologies, Inc.	673	79,433
Alcon AG (b)	492	43,407
Align Technology, Inc. (a)	151	28,551
Alnylam Pharmaceuticals, Inc. (a)	277	90,461
Ascendis Pharma A/S - ADR (a)	176	30,309
Avantor, Inc. (a)	3,471	46,714
Biogen Inc. (a)	87	10,989
BioNTech SE - ADR (a)	173	18,462
Bruker Corporation	767	31,617
Caris Life Sciences, Inc. (a)	397	10,604
Cooper Companies, Inc., The (a)	608	43,265
CRISPR Therapeutics AG (a) (b)	256	12,469
Cytokinetics, Incorporated (a)	388	12,816
Encompass Health Corporation	171	20,945
Hologic, Inc. (a)	1,564	101,891
Ionis Pharmaceuticals, Inc. (a)	1,026	40,519
Masimo Corporation (a)	70	11,775
Mettler-Toledo International Inc. (a)	46	54,155
Molina Healthcare, Inc. (a)	94	27,943
QuidelOrtho Corporation (a)	433	12,485
Revolution Medicines, Inc. (a)	257	9,451
Teleflex Incorporated	497	58,813
Vaxcyte, Inc. (a)	273	8,875
Veeva Systems Inc. - Class A (a)	367	105,833
West Pharmaceutical Services, Inc.	39	8,446
		920,228
Industrials 17.0%
Booz Allen Hamilton Holding Corporation - Class A	193	20,066
Broadridge Financial Solutions, Inc.	187	45,349
BWXT Government Group, Inc.	373	53,778
Equifax Inc.	165	42,744
ESAB Corporation	438	52,808
Ferguson Enterprises Inc.	228	49,582
Fortive Corporation	747	38,959
IDEX Corporation	123	21,525
Ingersoll Rand Inc.	838	69,713
ITT Inc.	163	25,595
J.B. Hunt Transport Services, Inc.	189	27,181
Old Dominion Freight Line, Inc.	250	40,525
Paylocity Holding Corporation (a)	307	55,621
Quanta Services, Inc.	69	25,936
Ralliant Corporation (a)	244	11,811
StandardAero, Inc. (a)	553	17,516
Textron Inc.	951	76,388
TransUnion	437	38,473
UL Solutions Inc. - Class A	215	15,688
Veralto Corporation	276	27,892
Verisk Analytics, Inc.	74	23,113
Waste Connections, Inc.	94	17,533
XPO, Inc. (a)	210	26,546
		824,342
Consumer Discretionary 14.9%
Birkenstock Holding PLC (a)	545	26,813
Bright Horizons Family Solutions, Inc. (a)	144	17,822
Burlington Stores, Inc. (a)	182	42,374
DK Crown Holdings Inc. - Class A (a)	1,590	68,217
Domino's Pizza, Inc.	157	70,536
Duolingo, Inc. - Class A (a)	65	26,692
Hilton Worldwide Holdings Inc.	320	85,149
Lululemon Athletica Inc. (a)	92	21,834
On Holding AG - Class A (a)	415	21,616
Planet Fitness, Inc. - Class A (a)	552	60,174
Ross Stores, Inc.	433	55,306
Texas Roadhouse, Inc. - Class A	170	31,785
TopBuild Corp. (a)	42	13,500
Ulta Beauty, Inc. (a)	71	33,144
Viking Holdings Ltd (a)	1,047	55,770
Wingstop Inc.	43	14,345
Yum! Brands, Inc.	526	77,879
		722,956
Financials 9.0%
Assurant, Inc.	329	64,974
AXIS Capital Holdings Limited	257	26,723
CBOE Global Markets, Inc.	184	42,887
Corpay Inc (a)	113	37,421
Markel Group Inc. (a)	13	25,766
MarketAxess Holdings Inc.	187	41,765
MSCI Inc. - Class A	79	45,389
Raymond James Financial, Inc.	352	53,971
Toast, Inc. - Class A (a)	1,171	51,868
TPG Inc. - Class A	284	14,902
Tradeweb Markets Inc. - Class A	201	29,397
		435,063
Energy 4.9%
Cheniere Energy, Inc.	346	84,258
EQT Corporation	886	51,695
Expand Energy Corporation	292	34,100
TechnipFMC PLC	1,995	68,711
		238,764
Communication Services 4.9%
Liberty Media Corporation - Series C (a)	687	71,822
Liberty Media Corporation - Series C (a)	244	19,827
Live Nation Entertainment, Inc. (a)	58	8,789
Match Group, Inc.	625	19,292
Reddit, Inc. - Class A (a)	201	30,278
The New York Times Company - Class A	652	36,477
Trade Desk, Inc., The - Class A (a)	667	48,032
		234,517
Materials 3.8%
Avery Dennison Corporation	299	52,483
Ball Corporation	932	52,287
Martin Marietta Materials, Inc.	96	52,810
Sealed Air Corporation	781	24,220
		181,800
Consumer Staples 3.6%
Casey's General Stores, Inc.	103	52,365
Dollar Tree, Inc. (a)	664	65,763
Maplebear Inc. (a)	477	21,584
McCormick & Company, Incorporated	443	33,596
		173,308
Real Estate 0.9%
CoStar Group, Inc. (a)	531	42,708
Total Common Stocks (cost $3,708,891)		4,711,822

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	643	643
T. Rowe Price Government Reserve Fund - Class I, 4.32% (c) (d)	134,371	134,371
		135,014
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	8,061	8,061
Total Short Term Investments (cost $143,075)		143,075
Total Investments 100.3% (cost $3,851,966)		4,854,897
Other Assets and Liabilities, Net (0.3)%		(15,737)
Total Net Assets 100.0%		4,839,160

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,545	90,821	94,723	91	—	—	643	—
JNL Government Money Market Fund, 4.30% - Class SL	1,715	121,965	115,619	63	—	—	8,061	0.2
T. Rowe Price Government Reserve Fund, 4.32% - Class I	119,773	324,573	309,975	3,239	—	—	134,371	2.8
	126,033	537,359	520,317	3,393	—	—	143,075	3.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,711,822	—	—	4,711,822
Short Term Investments	143,075	—	—	143,075
	4,854,897	—	—	4,854,897

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 44.5%
Financials 14.8%
AerCap Ireland Capital Designated Activity Company
6.10%, 01/15/27	545	557
6.45%, 04/15/27	2,574	2,659
AIG Global Funding
4.65%, 08/20/27 (a)	605	609
5.20%, 01/12/29 (a)	585	599
Ally Financial Inc.
5.74%, 05/15/29	1,010	1,028
American Express Company
5.10%, 02/16/28	665	673
5.04%, 07/26/28	1,045	1,060
4.73%, 04/25/29	1,295	1,310
5.53%, 04/25/30	1,280	1,331
American Honda Finance Corporation
5.65%, 11/15/28	1,895	1,969
American International Group, Inc.
4.85%, 05/07/30	1,220	1,240
Aspen Insurance Holdings Limited
5.75%, 07/01/30	710	721
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,733
4.86%, 08/27/26 (a)	1,290	1,296
5.35%, 07/09/27 (a)	1,260	1,279
Avolon Holdings Funding Limited
2.13%, 02/21/26 (a)	935	918
6.38%, 05/04/28 (a)	740	772
5.75%, 03/01/29 (a)	1,215	1,249
Banco Santander, S.A.
5.55%, 03/14/28 (b)	1,000	1,016
Bank of America Corporation
5.08%, 01/20/27	1,650	1,655
1.73%, 07/22/27	1,290	1,254
4.62%, 05/09/29	2,175	2,189
Bank of New York Mellon Corporation, The
4.41%, 07/24/26	1,810	1,810
4.95%, 04/26/27	1,865	1,873
4.73%, 04/20/29	1,600	1,622
Banque Federative du Credit Mutuel
4.94%, 01/26/26 (a)	1,495	1,499
Barclays PLC
5.30%, 08/09/26	1,485	1,486
7.33%, 11/02/26	1,380	1,392
5.09%, 02/25/29 (b)	1,260	1,275
BNP Paribas
4.79%, 05/09/29 (a)	2,680	2,694
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	448
Brown & Brown, Inc.
4.70%, 06/23/28	605	610
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,603
Capital One Financial Corporation
4.99%, 07/24/26	1,650	1,650
7.15%, 10/29/27	760	785
6.31%, 06/08/29	995	1,044
Citigroup Inc.
5.17%, 02/13/30	1,170	1,193
CNO Global Funding
1.75%, 10/07/26 (a)	2,065	1,993
4.88%, 12/10/27 (a)	613	618
Credit Agricole SA
5.23%, 01/09/29 (a) (b)	1,655	1,681
5.22%, 05/27/31 (a)	1,055	1,074
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (a)	790	792
5.00%, 01/15/27 (a)	630	636
5.13%, 09/25/27 (a)	1,025	1,040
Danske Bank A/S
6.26%, 09/22/26 (a)	845	848
5.43%, 03/01/28 (a)	1,210	1,231
4.61%, 10/02/30 (a)	1,115	1,111
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	1,255	1,211
4.65%, 06/09/28 (a)	1,310	1,318
First Abu Dhabi Bank P.J.S.C.
5.13%, 10/13/27 (c)	2,800	2,845
Fiserv, Inc.
5.15%, 03/15/27	1,495	1,515
4.20%, 10/01/28 (d)	1,035	1,030
Ford Motor Credit Company LLC
5.13%, 11/05/26	1,135	1,133
5.80%, 03/05/27	1,485	1,497
5.92%, 03/20/28	840	849
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (a)	2,810	2,895
GA Global Funding Trust
4.40%, 09/23/27 (a)	1,715	1,712
5.40%, 01/13/30 (a)	1,530	1,571
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	2,169	2,190
5.35%, 07/15/27	1,831	1,860
5.05%, 04/04/28	2,200	2,218
Goldman Sachs Group, Inc., The
4.94%, 04/23/28	3,035	3,061
4.48%, 08/23/28	1,225	1,226
5.22%, 04/23/31	1,695	1,739
HSBC Holdings PLC
5.60%, 05/17/28	1,585	1,616
5.13%, 11/19/28 (b)	1,645	1,664
4.90%, 03/03/29 (b)	1,410	1,421
ING Groep N.V.
4.86%, 03/25/29 (b)	1,610	1,624
Intercontinental Exchange, Inc.
3.63%, 09/01/28	3,438	3,369
JPMorgan Chase & Co.
5.21%, (SOFR + 0.89%), 04/22/27 (e)	1,265	1,269
5.04%, 01/23/28	1,170	1,182
4.98%, 07/22/28	1,175	1,190
5.10%, 04/22/31	1,280	1,312
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	1,175	1,192
LPL Holdings, Inc.
5.70%, 05/20/27	1,940	1,977
4.63%, 11/15/27 (a)	315	314
4.90%, 04/03/28	695	700
6.75%, 11/17/28	600	640
Manufacturers and Traders Trust Company
4.76%, 07/06/28	1,235	1,244
Mercedes-Benz Finance North America LLC
4.80%, 01/11/27 (a)	3,660	3,682
Morgan Stanley
6.14%, 10/16/26	1,925	1,933
4.99%, 04/12/29	1,635	1,659
Nasdaq, Inc.
5.35%, 06/28/28 (d)	573	590
National Rural Utilities Cooperative Finance Corporation
5.10%, 05/06/27	884	898
4.12%, 09/16/27	674	674
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,083
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	1,430	1,436
PT. Bank Mandiri (Persero) Tbk.
5.50%, 04/04/26 (c)	1,710	1,722
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	1,264	1,256
S&P Global Inc.
2.45%, 03/01/27	2,715	2,643
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	795	807
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	243
2.49%, 01/06/28	1,360	1,317

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Societe Generale
5.52%, 01/19/28 (a)	1,635	1,658
5.25%, 05/22/29 (a)	2,000	2,023
Standard Chartered PLC
4.30%, 02/19/27 (a)	788	783
5.69%, 05/14/28 (a)	1,180	1,204
State Street Corporation
4.83%, 04/24/30	1,385	1,412
The PNC Financial Services Group, Inc.
4.76%, 01/26/27	1,860	1,863
The Western Union Company
1.35%, 03/15/26 (d)	3,993	3,905
U.S. Bancorp
5.73%, 10/21/26	1,140	1,144
4.55%, 07/22/28	1,815	1,820
UBS Group AG
1.49%, 08/10/27 (a) (b)	905	875
6.33%, 12/22/27 (a)	1,305	1,340
Volkswagen Group of America Finance, LLC
5.80%, 09/12/25 (a)	1,260	1,262
5.70%, 09/12/26 (a)	1,355	1,370
6.00%, 11/16/26 (a)	1,195	1,214
4.85%, 08/15/27 (a)	2,020	2,022
5.05%, 03/27/28 (a)	885	890
Wells Fargo & Company
4.54%, 08/15/26	2,080	2,080
4.90%, 01/24/28	2,090	2,105
4.97%, 04/23/29	4,465	4,529
		163,151
Health Care 4.7%
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,063
Cencora, Inc.
3.45%, 12/15/27	342	336
4.63%, 12/15/27	955	964
4.85%, 12/15/29	510	518
Centene Corporation
4.63%, 12/15/29	4,770	4,662
CVS Health Corporation
5.00%, 02/20/26	3,079	3,091
2.88%, 06/01/26	1,201	1,184
3.00%, 08/15/26	890	876
1.30%, 08/21/27	3,190	2,992
4.30%, 03/25/28	980	976
HCA Inc.
5.88%, 02/15/26	1,230	1,232
3.13%, 03/15/27	2,280	2,234
5.63%, 09/01/28	1,840	1,895
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	875	893
Humana Inc.
5.75%, 03/01/28 - 12/01/28	2,202	2,284
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,170	2,215
IQVIA Inc.
6.25%, 02/01/29	810	846
Mars, Incorporated
4.60%, 03/01/28 (a)	1,565	1,577
4.55%, 04/20/28 (a)	2,555	2,580
4.80%, 03/01/30 (a)	1,435	1,454
Mylan II B.V.
3.95%, 06/15/26	2,258	2,237
PeaceHealth
1.38%, 11/15/25	470	463
Solventum Corporation
5.45%, 02/25/27	2,925	2,972
5.40%, 03/01/29	1,509	1,554
Stryker Corporation
4.70%, 02/10/28	2,430	2,463
4.25%, 09/11/29	1,130	1,129
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	1,100	1,019
UnitedHealth Group Incorporated
5.25%, 02/15/28	815	837
4.40%, 06/15/28	750	753
Viatris Inc.
2.30%, 06/22/27	1,353	1,288
Zoetis Inc.
3.00%, 09/12/27	1,769	1,727
		52,314
Energy 4.3%
Apa Infrastructure Limited
4.25%, 07/15/27 (a)	2,675	2,664
BP Capital Markets America Inc.
4.23%, 11/06/28	892	893
BP Capital Markets P.L.C.
3.72%, 11/28/28	1,305	1,284
Canadian Natural Resources Limited
2.05%, 07/15/25	2,710	2,707
3.85%, 06/01/27	1,243	1,229
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,518	1,533
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	294
Diamondback Energy, Inc.
5.20%, 04/18/27	805	816
Enbridge Inc.
5.90%, 11/15/26	730	744
4.60%, 06/20/28	505	509
6.00%, 11/15/28	600	630
Energy Transfer LP
6.05%, 12/01/26	2,770	2,828
5.25%, 07/01/29	960	984
EQT Corporation
3.13%, 05/15/26 (a)	480	473
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (a)	940	933
HF Sinclair Corporation
5.75%, 01/15/31	1,655	1,695
Kinder Morgan, Inc.
5.15%, 06/01/30	1,330	1,358
Occidental Petroleum Corporation
5.00%, 08/01/27	950	959
5.20%, 08/01/29	680	683
ONEOK, Inc.
4.85%, 07/15/26	2,657	2,662
5.55%, 11/01/26	1,325	1,343
4.25%, 09/24/27	2,280	2,277
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	2,771	2,791
4.20%, 03/15/28	468	466
Schlumberger Holdings Corporation
3.90%, 05/17/28 (a)	2,067	2,045
Schlumberger Investment S.A.
4.50%, 05/15/28	1,135	1,144
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	1,595	1,606
Targa Resources Corp.
5.20%, 07/01/27	510	517
Tengizchevroil Finance Company S.A R.L.
4.00%, 08/15/26 (c)	2,240	2,220
Valero Energy Corporation
5.15%, 02/15/30	515	525
Williams Companies, Inc., The
5.40%, 03/02/26	3,205	3,223
4.80%, 11/15/29	980	993
4.63%, 06/30/30	1,550	1,551
Woodside Finance Limited
3.70%, 09/15/26 (a)	657	650
		47,229
Industrials 3.9%
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,396
Boeing Company, The
2.20%, 02/04/26 (d)	955	940
6.26%, 05/01/27 (d)	2,378	2,448
3.20%, 03/01/29	1,195	1,139

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	1,065	1,027
Delta Air Lines, Inc.
4.95%, 07/10/28	1,005	1,010
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,108
5.04%, 03/25/30 (a)	1,045	1,054
FedEx Corporation
3.25%, 04/01/26	2,666	2,640
Fortive Corporation
3.15%, 06/15/26	1,538	1,518
GATX Corporation
3.25%, 09/15/26	820	808
5.40%, 03/15/27	774	785
3.85%, 03/30/27	508	503
Holcim Finance US LLC
4.70%, 04/07/28 (a)	1,540	1,554
4.95%, 04/07/30 (a)	565	572
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	445	457
Northrop Grumman Corporation
3.25%, 01/15/28	325	317
Owens Corning
3.40%, 08/15/26	748	740
5.50%, 06/15/27	1,035	1,058
Paychex, Inc.
5.10%, 04/15/30	2,805	2,873
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (a)	3,035	3,067
1.70%, 06/15/26 (a)	268	261
3.40%, 11/15/26 (a)	470	463
5.35%, 01/12/27 (a)	690	698
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (d)	4,869	4,943
Republic Services, Inc.
0.88%, 11/15/25	863	851
4.88%, 04/01/29	1,615	1,649
4.75%, 07/15/30	550	560
RTX Corporation
6.70%, 08/01/28	208	222
7.00%, 11/01/28	816	875
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	326	324
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	2,690	2,677
Waste Management, Inc.
3.88%, 01/15/29	2,290	2,263
		42,800
Utilities 3.3%
AES Corporation, The
1.38%, 01/15/26	2,302	2,263
American Electric Power Company, Inc.
5.20%, 01/15/29	2,110	2,164
Appalachian Power Company
3.30%, 06/01/27	2,528	2,481
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,226
DTE Energy Company
4.95%, 07/01/27	880	891
5.20%, 04/01/30	1,155	1,182
Duke Energy Corporation
4.30%, 03/15/28	789	791
Enel Finance International N.V.
7.05%, 10/14/25 (a) (e) (f)	625	629
1.63%, 07/12/26 (a) (f)	2,250	2,184
Exelon Corporation
5.15%, 03/15/29	625	641
FirstEnergy Corp.
3.90%, 07/15/27 (d) (f)	1,896	1,876
FirstEnergy Transmission, LLC
4.55%, 01/15/30	450	450
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,419
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,386
4.25%, 07/27/27 (a)	1,120	1,119
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (f)	310	311
1.88%, 01/15/27	2,270	2,189
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	970	970
NiSource Inc.
5.25%, 03/30/28	515	527
NRG Energy, Inc.
2.00%, 12/02/25 (a)	755	746
Public Service Enterprise Group Incorporated
4.90%, 03/15/30	1,930	1,963
Sempra
5.40%, 08/01/26	1,090	1,100
Southern California Gas Company
2.95%, 04/15/27	1,625	1,593
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	2,827
The Southern Company
5.11%, 08/01/27 (f)	1,035	1,055
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (a)	290	295
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	714	718
		35,996
Consumer Discretionary 2.9%
Advance Auto Parts, Inc.
5.90%, 03/09/26	1,485	1,487
Aptiv PLC
4.65%, 09/13/29	805	803
AutoZone, Inc.
5.13%, 06/15/30	1,230	1,261
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,892
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,622
General Motors Company
5.35%, 04/15/28	810	826
Hyundai Capital America
6.25%, 11/03/25 (a)	820	824
5.50%, 03/30/26 (a)	885	891
5.25%, 01/08/27 (a)	620	626
4.85%, 03/25/27 (a)	1,080	1,085
4.88%, 06/23/27 (a)	1,130	1,137
5.00%, 01/07/28 (a)	1,340	1,351
5.60%, 03/30/28 (a)	1,180	1,207
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	670
Marriott International, Inc.
3.13%, 06/15/26	2,125	2,099
Mattel, Inc.
3.38%, 04/01/26 (a)	1,914	1,888
McDonald's Corporation
3.80%, 04/01/28	2,506	2,486
Mohawk Industries, Inc.
5.85%, 09/18/28	784	816
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,422
4.35%, 06/01/28	1,102	1,106
Ross Stores, Inc.
0.88%, 04/15/26	2,130	2,073
Starbucks Corporation
2.00%, 03/12/27	450	433
4.00%, 11/15/28	1,168	1,160
		32,165
Information Technology 2.7%
Amphenol Corporation
5.05%, 04/05/29	256	263
Analog Devices, Inc.
1.70%, 10/01/28	645	598
Atlassian Corporation
5.25%, 05/15/29	645	662

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Cadence Design Systems, Inc.
4.20%, 09/10/27	139	139
Dell International L.L.C.
4.75%, 04/01/28	1,515	1,532
Fortinet, Inc.
1.00%, 03/15/26	1,965	1,915
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	528
5.50%, 01/25/31 (a)	535	549
Intel Corporation
3.15%, 05/11/27	525	514
3.75%, 08/05/27	950	937
4.88%, 02/10/28	324	328
4.00%, 08/05/29	1,045	1,023
International Business Machines Corporation
4.65%, 02/10/28	3,859	3,905
Keysight Technologies, Inc.
5.35%, 07/30/30	1,320	1,362
Marvell Technology, Inc.
1.65%, 04/15/26	725	710
4.88%, 06/22/28	2,200	2,226
4.75%, 07/15/30	450	452
Micron Technology, Inc.
5.38%, 04/15/28	3,020	3,102
NXP B.V.
3.88%, 06/18/26	1,345	1,337
3.15%, 05/01/27	305	299
4.40%, 06/01/27	295	296
4.30%, 06/18/29	1,320	1,308
Synopsys, Inc.
4.65%, 04/01/28	2,900	2,931
4.85%, 04/01/30	1,825	1,851
Workday, Inc.
3.50%, 04/01/27	975	963
		29,730
Consumer Staples 2.7%
Altria Group, Inc.
2.63%, 09/16/26	1,251	1,227
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,738
4.45%, 03/16/28	3,255	3,255
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	278
CSL Finance PLC
3.85%, 04/27/27 (a)	730	725
Diageo Investment Corporation
5.13%, 08/15/30	555	572
Dollar General Corporation
3.88%, 04/15/27	547	542
4.63%, 11/01/27	910	916
4.13%, 05/01/28	1,874	1,861
5.20%, 07/05/28	1,088	1,110
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,467
5.00%, 02/15/29 (a)	875	895
Heineken N.V.
3.50%, 01/29/28 (a)	5,862	5,770
Imperial Brands Finance PLC
4.50%, 06/30/28 (a)	1,195	1,195
Japan Tobacco Inc.
4.85%, 05/15/28 (a)	2,490	2,527
Kroger Co., The
3.70%, 08/01/27	293	290
KT&G Corporation
5.00%, 05/02/28 (c)	1,260	1,279
Philip Morris International Inc.
5.13%, 11/17/27	457	466
Viterra Finance B.V.
2.00%, 04/21/26 (a)	375	366
4.90%, 04/21/27 (a)	2,015	2,020
		29,499
Communication Services 2.2%
AT&T Inc.
4.10%, 02/15/28	780	777
Charter Communications Operating, LLC
4.91%, 07/23/25	1,714	1,714
6.15%, 11/10/26	795	810
Comcast Corporation
4.15%, 10/15/28	660	659
Cox Communications, Inc.
3.35%, 09/15/26 (a)	665	655
3.50%, 08/15/27 (a)	860	843
KT Corporation
4.00%, 08/08/25 (a)	3,095	3,092
4.13%, 02/02/28 (a)	350	349
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,576
NTT Finance Corporation
4.24%, 07/25/25 (a)	755	755
Omnicom Group Inc.
3.60%, 04/15/26	495	491
Rogers Communications Inc.
3.20%, 03/15/27	2,250	2,206
5.00%, 02/15/29	2,780	2,820
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	1,910	1,919
T-Mobile USA, Inc.
2.63%, 04/15/26	955	941
Verizon Communications Inc.
2.10%, 03/22/28	2,398	2,272
		23,879
Materials 1.6%
BHP Billiton Finance (USA) Limited
5.00%, 02/21/30	2,290	2,347
Celanese US Holdings LLC
1.40%, 08/05/26	1,260	1,216
6.42%, 07/15/27 (d) (f)	785	813
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (c)	421	413
3.00%, 09/30/29 (c)	2,570	2,388
EQUATE Petrochemical
2.63%, 04/28/28 (c)	804	758
FMC Corporation
3.45%, 10/01/29	1,217	1,134
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,406
Nutrien Ltd.
4.90%, 03/27/28	980	994
POSCO Holdings Inc.
5.63%, 01/17/26 (a)	1,315	1,320
Rio Tinto Finance (USA) plc
4.88%, 03/14/30	1,105	1,126
Saudi Arabian Mining Company
5.25%, 02/13/30 (a)	2,000	2,035
Sherwin-Williams Company, The
4.55%, 03/01/28	1,305	1,316
		17,266
Real Estate 1.4%
American Tower Corporation
1.60%, 04/15/26	2,927	2,862
3.55%, 07/15/27	1,188	1,171
CBRE Services, Inc.
4.80%, 06/15/30	595	598
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,697
2.90%, 03/15/27	2,205	2,147
5.00%, 01/11/28	850	859
4.80%, 09/01/28	1,125	1,132
4.30%, 02/15/29	230	227
5.60%, 06/01/29	930	961
Kilroy Realty, L.P.
4.38%, 10/01/25	1,505	1,503
ProLogis, L.P.
3.88%, 09/15/28	535	530
Realty Income Corporation
5.05%, 01/13/26	645	645
		15,332
Total Corporate Bonds And Notes (cost $485,283)		489,361
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.9%
Affirm Master Trust
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	940	943
Series 2025-B-2A, REMIC, 5.06%, 07/15/33	990	993
ALEN 2021-ACEN Mortgage Trust
Series 2021-A-ACEN, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 04/15/26 (e)	685	656
Alinea CLO 2018-1 Ltd
Series 2018-AR-1A, 5.17%, (3 Month Term SOFR + 0.90%), 07/21/31 (e)	490	490
Series 2018-BR-1A, 5.42%, (3 Month Term SOFR + 1.15%), 07/21/31 (e)	250	249
Ally Auto Receivables Trust 2023-A
Series 2023-B-A, 6.01%, 12/15/25	117	117
Series 2023-C-A, 6.08%, 12/15/26	519	527
Ally Bank
Series 2024-B-A, 5.83%, 02/15/28	154	156
Series 2024-C-A, 6.02%, 02/15/28	172	174
Series 2024-A2-B, 4.97%, 09/15/32	279	281
Series 2024-C-B, 5.22%, 09/15/32	305	306
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	598	590
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,442
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,220
AMSR 2020-SFR2 Trust
Series 2020-A-SFR2, REMIC, 1.63%, 07/17/25	1,255	1,253
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	550	547
Series 2022-E-1A, 5.02%, 12/20/28	770	769
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (e)	962	846
Angel Oak Mortgage Trust 2025-5
Series 2025-A1-5, REMIC, 5.57%, 04/25/70 (f)	2,960	2,976
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, 0.00%, (3 Month Term SOFR + 1.50%), 07/21/36 (e) (g)	1,650	1,646
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	2,962	2,830
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	1,049	1,055
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	1,030	1,036
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	715	728
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-C-5A, 6.24%, 04/20/26	525	525
Series 2023-C-2A, 6.18%, 10/20/26	370	372
Balboa Bay Loan Funding 2023-1 Ltd
Series 2023-ARR-1A, 0.00%, (3 Month Term SOFR + 1.16%), 04/21/36 (e)	545	545
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	251	255
Bank5 2024-5Yr11
Series 2024-AS-5YR11, REMIC, 6.14%, 11/19/29	925	965
Bank5 2024-5YR12
Series 2024-AS-5YR12, REMIC, 6.12%, 12/15/29 (e)	650	684
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (e)	540	566
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	1,170	1,183
Barings CLO Ltd 2018-IV
Series 2018-BR-4A, 6.06%, (3 Month Term SOFR + 1.80%), 10/15/30 (e)	2,340	2,342
Battalion CLO XII Ltd
Series 2018-BRR-12A, 5.52%, (3 Month Term SOFR + 1.20%), 05/19/31 (e)	1,335	1,324
Series 2018-CRR-12A, 5.87%, (3 Month Term SOFR + 1.55%), 05/19/31 (e)	1,445	1,443
Battalion CLO XV Ltd
Series 2020-A1RR-15A, 5.26%, (3 Month Term SOFR + 0.98%), 01/17/33 (e)	4,213	4,198
Series 2020-CR-15A, 6.18%, (3 Month Term SOFR + 1.90%), 01/17/33 (e)	965	961
Battalion CLO XXI Ltd
Series 2021-BR-21A, 0.00%, (3 Month Term SOFR + 1.70%), 07/17/34 (e)	830	830
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.41%, (SOFR 30-Day Average + 1.10%), 12/26/31 (e)	435	436
Benchmark 2024-V11 Mortgage Trust
Series 2024-AM-V11, 6.20%, 11/19/29	785	820
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (e)	594	603
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (e)	532	484
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (e)	545	500
Blue Owl Asset Leasing Trust 2024-1 LLC
Series 2024-A2-1A, 5.05%, 03/15/29	1,109	1,106
Series 2024-B-1A, 5.41%, 03/15/30	325	328
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 5.26%, (3 Month Term SOFR + 0.94%), 11/15/30 (e)	1,509	1,509
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 5.47%, (3 Month Term SOFR + 1.19%), 10/25/30 (e)	849	849
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	1,540	1,631
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 09/15/38 (e)	1,855	1,848
BRAVO Residential Funding Trust 2021-HE2
Series 2021-B1-HE2, REMIC, 6.72%, (SOFR 30-Day Average + 2.40%), 11/25/69 (e) (h)	615	614
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	409	404
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.95%, (1 Month Term SOFR + 1.64%), 12/15/26 (e)	891	892
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.95%, (1 Month Term SOFR + 1.64%), 05/15/29 (e)	1,179	1,180
Series 2024-B-MDHS, REMIC, 6.15%, (1 Month Term SOFR + 1.84%), 05/15/29 (e)	1,152	1,153
BX Commercial Mortgage Trust 2024-SLCT
Series 2024-B-SLCT, REMIC, 6.11%, (1 Month Term SOFR + 1.79%), 01/15/27 (e)	545	548
Series 2024-C-SLCT, REMIC, 6.70%, (1 Month Term SOFR + 2.39%), 01/15/27 (e)	1,430	1,420
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,363
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,615
CarMax Auto Owner Trust 2023-3
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,534
Series 2023-D-3, 6.44%, 12/16/30	820	847
CarMax Auto Owner Trust 2024-1
Series 2024-C-1, 5.47%, 12/15/27	905	917
CarMax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	103
CarMax Auto Owner Trust 2024-3
Series 2024-D-3, 5.67%, 01/15/31	375	376
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	412
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,727
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	58	57
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,233
Chenango Park CLO Ltd
Series 2018-A2R-1A, 5.71%, (3 Month Term SOFR + 1.45%), 04/15/30 (e)	870	870

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Series 2018-BR-1A, 6.06%, (3 Month Term SOFR + 1.80%), 04/15/30 (e)	1,825	1,828
CIFC Funding 2016-I Ltd
Series 2016-D1R3-1A, 6.57%, (3 Month Term SOFR + 2.30%), 10/21/31 (e)	895	896
CIFC Funding Ltd 2015-I
Series 2016-AR3-1A, 5.27%, (3 Month Term SOFR + 1.00%), 10/21/31 (e)	2,219	2,215
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	2,804	2,741
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	997	838
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 5.27%, (3 Month Term SOFR + 1.00%), 04/18/35 (e)	2,300	2,288
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	42	41
COLT 2024-6 Mortgage Loan Trust
Series 2024-A2-6, REMIC, 5.64%, 11/25/69 (f)	1,605	1,606
COLT 2024-INV4 Mortgage Loan Trust
Series 2024-A3-INV4, REMIC, 6.11%, 11/25/69 (f)	1,499	1,509
COLT 2025-4 Mortgage Loan Trust
Series 2025-A1-4, REMIC, 5.79%, 04/25/70 (f)	720	726
COLT 2025-INV2 Mortgage Loan Trust
Series 2025-A1-INV2, REMIC, 5.60%, 02/25/70 (f)	1,222	1,230
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (e)	820	724
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.92%, 02/12/47 (e)	972	932
COMM 2014-CCRE19 Mortgage Trust
Series 2014-D-CR19, REMIC, 4.50%, 08/12/47 (e)	201	192
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	677
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	2,080	2,026
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	140	133
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 04/25/66 (e)	371	334
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	182
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	304
Dell Equipment Finance Trust 2024-2
Series 2024-B-2, 4.82%, 08/22/30	155	156
Series 2024-D-2, 5.29%, 02/24/31	360	362
Dell Equipment Finance Trust 2025-1
Series 2025-C-1, 5.25%, 12/22/27	110	111
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	435	436
Series 2024-A4-1A, 4.93%, 03/22/27	120	121
Driven Brands Funding, LLC
Series 2019-A2-1A, 4.64%, 04/22/26	1,066	1,062
Series 2019-A2-2A, 3.98%, 10/20/26	599	590
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 5.70%, (3 Month Term SOFR + 1.38%), 05/22/34 (e)	2,610	2,611
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 5.64%, (3 Month Term SOFR + 1.36%), 07/17/34 (e)	2,660	2,661
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 10/25/69 (e)	1,300	1,292
Series 2024-A2-INV2, REMIC, 5.29%, 10/25/69 (e)	734	730
EFMT 2024-NQM1
Series 2024-A1B-NQM1, REMIC, 5.81%, 11/25/69 (f)	2,380	2,396
EFMT 2025-INV2
Series 2025-A1-INV2, REMIC, 5.39%, 05/25/70 (f)	565	567
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	284	278
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	348	360
Series 2023-C-A, 7.30%, 11/25/30	474	490
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (e)	123	118
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	522	442
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A4-3, 5.06%, 04/20/29	300	305
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,383
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	2,769	2,778
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	183
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-B-1, 4.87%, 08/15/28	775	777
Finance of America HECM Buyout 2024-HB1
Series 2024-A1A-HB1, 4.00%, 10/25/34	1,385	1,375
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,931
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (e)	230	204
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 5.29%, (1 Month Term SOFR + 0.96%), 08/25/41 (e)	346	330
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,391
Ford Credit Auto Owner Trust 2023-B
Series 2023-C-B, 6.43%, 05/15/26	895	901
Ford Credit Floorplan Master Owner Trust A
Series 2023-B-1, 5.31%, 05/15/26	435	436
Series 2023-C-1, 5.75%, 05/15/26	995	1,002
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,214
Series 2024-B-1, 5.48%, 04/15/27	840	853
Fortress Credit Bsl VII Ltd
Series 2019-A1R-1A, 5.37%, (3 Month Term SOFR + 1.09%), 07/23/32 (e)	466	466
Series 2019-A2R-1A, 5.68%, (3 Month Term SOFR + 1.40%), 07/23/32 (e)	1,320	1,318
Series 2019-BR-1A, 5.93%, (3 Month Term SOFR + 1.65%), 07/23/32 (e)	1,690	1,690
Fortress Credit BSL VIII Ltd
Series 2019-A1AR-2A, 5.32%, (3 Month Term SOFR + 1.05%), 10/20/32 (e)	1,468	1,466
Series 2019-A2R-2A, 5.67%, (3 Month Term SOFR + 1.40%), 10/20/32 (e)	3,275	3,268
Fortress Credit BSL XV Limited
Series 2022-AR-2A, 5.67%, (3 Month Term SOFR + 1.40%), 10/18/33 (e)	2,195	2,195
Fortress Credit BSL XVIII Ltd
Series 2023-A1R-1A, 5.80%, 04/23/36 (e)	395	395
Frontier Issuer LLC
Series 2024-A2-1, 6.19%, 05/20/31	285	292
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (e)	93	85
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (e)	45	43
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (e)	91	88
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	772
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (e)	1,170	986
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (f)	943	945
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	811

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Golub Capital Partners Static 2024-1 Ltd
Series 2024-BR-1A, 0.00%, (3 Month Term SOFR + 0.00%), 07/20/35 (e)	4,300	4,300
GoTo Foods Funding LLC
Series 2017-A2II-1A, 5.09%, 04/30/27	2,760	2,740
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 6.13%, 07/25/44 (e)	16	16
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,962	1,865
Series 2021-A2-1A, 2.87%, 06/20/28	859	794
Series 2018-A23-1A, 5.71%, 06/20/28	918	909
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 6.25%, (1 Month Term SOFR + 1.94%), 05/15/26 (e)	1,470	1,470
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	345	336
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	226	223
Hilton Grand Vacations Trust 2025-1
Series 2025-A-1A, 4.88%, 10/25/31	660	666
Series 2025-B-1A, 5.18%, 05/27/42	1,130	1,139
Homes 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.43%, 02/25/70 (f)	769	770
HPEFS Equipment Trust 2023-1
Series 2023-B-1A, 5.73%, 09/20/25	1,830	1,832
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	403
Series 2023-D-2A, 6.97%, 07/20/26	405	411
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,154
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	253
Series 2024-D-2A, 5.82%, 04/20/32	620	632
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	1,168	1,186
Series 2025-B-1, 4.96%, 04/20/29	1,628	1,634
Series 2024-B1-2, 5.44%, 10/20/32	1,323	1,335
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 6.15%, (1 Month Term SOFR + 1.84%), 09/15/26 (e)	1,395	1,395
Hyundai Auto Lease Securitization Trust 2025-B
Series 2025-A3-B, 4.53%, 08/15/27	595	599
Series 2025-B-B, 4.94%, 10/15/27	1,235	1,248
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (e)	797	688
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (e)	2,557	2,587
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 6.53%, (1 Month Term SOFR + 2.21%), 09/17/29 (e) (f)	1,195	1,045
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 6.46%, (1 Month Term SOFR + 1.88%), 10/17/33 (e)	2,420	2,396
Series 2020-C-609M, REMIC, 6.60%, (1 Month Term SOFR + 2.28%), 10/17/33 (e)	1,955	1,931
J.P. Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	358	307
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (e)	240	211
Series 2020-A11-INV1, REMIC, 5.27%, (1 Month Term SOFR + 0.94%), 03/25/43 (e)	159	152
J.P. Morgan Mortgage Trust 2025-DSC1
Series 2025-A1-DSC1, REMIC, 5.58%, 04/25/29 (e)	1,633	1,647
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	1,136	1,106
Jersey Mike's Funding, LLC
Series 2021-A2I-1A, 2.89%, 02/15/27	49	48
JPMorgan Chase Bank, National Association
Series 2025-B-1, 4.75%, 04/25/29	985	988
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 08/15/26 (e)	2,405	2,374
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,353
Madison Park Funding XL, Ltd.
Series AR-13A, 5.43%, (3 Month Term SOFR + 1.15%), 11/21/30 (e)	1,619	1,620
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 5.51%, (3 Month Term SOFR + 1.23%), 07/28/31 (e)	1,714	1,715
Series 2017-BR-23A, 6.09%, (3 Month Term SOFR + 1.81%), 07/28/31 (e)	2,005	2,009
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 6.32%, (3 Month Term SOFR + 2.05%), 10/20/29 (e)	1,300	1,301
Madison Park Funding XXXI, Ltd.
Series 2019-AR-33A, 5.55%, (3 Month Term SOFR + 1.29%), 10/15/32 (e)	4,146	4,150
Marble Point CLO XIV Ltd
Series 2018-A12R-2A, 5.47%, (3 Month Term SOFR + 1.20%), 01/20/32 (e)	3,044	3,041
Marble Point CLO XV Ltd
Series 2019-A1R2-1A, REMIC, 5.32%, (3 Month Term SOFR + 1.04%), 07/23/32 (e)	1,858	1,854
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 6.39%, (1 Month Term SOFR + 2.09%), 06/15/26 (e)	1,600	1,607
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 5.90%, (1 Month Term SOFR + 1.59%), 04/15/26 (e)	1,520	1,517
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (e)	199	192
MidOcean Credit CLO VI
Series 2016-ARRR-6A, 5.50%, (3 Month Term SOFR + 1.23%), 04/20/33 (e)	666	667
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	357
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	2,710	2,389
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	142	139
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	224	215
Series 2020-B-1A, 2.73%, 10/20/37	397	386
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	1,529	1,540
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	303	309
Series 2023-B-2A, 6.33%, 11/20/40	204	208
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	597	574
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	2,328	2,222
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	220	218
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	521	507
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	688	661
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	416	393
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	277	257
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	241	225
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-B-1, 5.79%, 04/27/26	150	150
Series 2024-C-1, 6.13%, 04/27/26	235	236
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	963	900

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Nelnet, Inc.
Series 2005-A4-4, 4.78%, (SOFR 90-Day Average + 0.44%), 03/22/32 (e)	488	474
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 5.52%, (3 Month Term SOFR + 1.25%), 01/20/32 (e)	1,699	1,700
Neuberger Berman Loan Advisers Clo 43 Ltd
Series 2021-AR-43A, 5.33%, (3 Month Term SOFR + 1.05%), 07/17/36 (e)	3,975	3,967
NMEF Funding 2025-A LLC
Series 2025-A2-A, 4.72%, 07/15/32	570	570
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 5.63%, (1 Month Term SOFR + 1.31%), 06/25/59 (e)	135	135
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 09/25/59 (e)	118	117
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 5.19%, (1 Month Term SOFR + 0.86%), 02/25/27 (e)	196	193
Series 2020-2A2-EXP1, REMIC, 5.39%, (1 Month Term SOFR + 1.06%), 01/26/60 (e)	218	215
OBX 2020-EXP2 Trust
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (e)	158	136
Octagon Investment Partners 39 Ltd
Series 2018-AR-3A, 5.42%, (3 Month Term SOFR + 1.15%), 10/21/30 (e)	1,082	1,082
Octagon Investment Partners XXI Ltd
Series 2014-AAR4-1A, 4.86%, (3 Month Term SOFR + 0.55%), 02/14/31 (e)	925	925
Series 2014-A2R4-1A, 5.20%, (3 Month Term SOFR + 0.89%), 02/14/31 (e)	2,710	2,708
Series 2014-BR4-1A, 5.40%, (3 Month Term SOFR + 1.09%), 02/14/31 (e)	1,065	1,064
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,109	1,108
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	443
Series 2023-C-3A, 6.74%, 05/20/27	145	147
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	461	462
Series 2024-C-3A, REMIC, 5.51%, 10/20/28	405	410
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 03/17/36 (e)	3,445	3,307
Series 2021-C-PARK, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 03/17/36 (e)	1,840	1,738
OZLM Funding II, Ltd.
Series 2012-AR4-2A, 0.00%, (3 Month Term SOFR + 1.20%), 07/30/37 (e)	2,600	2,600
Series 2012-BR4-2A, 0.00%, (3 Month Term SOFR + 1.75%), 07/30/37 (e)	1,755	1,755
Series 2012-A1A2-2A, REMIC, 5.48%, (3 Month Term SOFR + 1.20%), 07/30/31 (e)	678	678
OZLM XXI Ltd
Series 2017-A1R-21A, 5.42%, (3 Month Term SOFR + 1.15%), 01/21/31 (e)	763	763
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	840	841
Series 2025-A3-1A, 5.04%, 07/20/32	680	691
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	115	115
Progress Residential 2021-SFR4 Trust
Series 2021-A-SFR4, REMIC, 1.56%, 05/19/26	191	187
Progress Residential 2021-SFR8 Trust
Series 2021-C-SFR8, REMIC, 1.93%, 10/19/26	1,330	1,287
RCKT Mortgage Trust 2024-CES8
Series 2024-A1A-CES8, REMIC, 5.49%, 10/25/44 (f)	1,701	1,701
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (f)	332	332
Rockford Tower CLO 2019-2 Ltd
Series 2019-AR2-2A, 5.45%, (3 Month Term SOFR + 1.13%), 08/20/32 (e)	3,002	3,000
Romark CLO II Ltd
Series 2018-A2R-2A, 5.93%, (3 Month Term SOFR + 1.65%), 07/25/31 (e)	3,225	3,226
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	432	434
Series 2024-C-A, 5.82%, 07/15/28	529	534
Series 2022-B-C, 6.45%, 12/15/32	119	119
Series 2024-B-B, 4.97%, 01/15/33	320	321
Series 2024-C-B, 5.14%, 01/15/33	445	446
Series 2023-A2-B, 5.64%, 12/15/33	211	214
Series 2023-D-B, 6.66%, 12/15/33	709	714
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	690	682
Santander Drive Auto Receivables Trust 2020-4
Series 2020-E-4, 2.85%, 04/17/28	2,085	2,074
Santander Drive Auto Receivables Trust 2021-1
Series 2021-E-1, 2.51%, 11/15/25	3,157	3,131
Santander Drive Auto Receivables Trust 2021-3
Series 2021-E-3, REMIC, 2.70%, 02/15/26	4,300	4,280
Santander Drive Auto Receivables Trust 2021-4
Series 2021-E-4, 4.03%, 07/15/26	3,500	3,483
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,378
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	730	720
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,980
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,267
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,188
SBNA Auto Lease Trust 2024-B
Series 2024-A4-B, 5.55%, 12/21/26	1,635	1,660
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	865	866
Series 2025-A3-1A, 5.11%, 11/21/33	840	854
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 6.05%, (1 Month Term SOFR + 1.80%), 05/18/26 (e)	1,210	1,203
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,512	1,546
Securitized Term Auto Receivables Trust
Series 2025-B-A, 5.04%, 04/25/28	465	466
Securitized Term Auto Receivables Trust 2025-B
Series 2025-B-B, 4.93%, 09/25/28	360	361
Series 2025-C-B, 5.12%, 09/25/28	145	145
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 08/25/48 (e)	5	5
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (e)	86	80
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (e)	172	160
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	510	512
Series 2024-C-1A, 5.51%, 01/20/32	170	173
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.15%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (e)	745	742
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	2,009	1,889
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	298	282
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,480	1,387
SMB Private Education Loan Trust 2025-A
Series 2025-A1A-A, 5.13%, 09/15/36	908	921
Sound Point CLO XXI Ltd
Series 2019-BRR-1A, 5.92%, (3 Month Term SOFR + 1.65%), 01/20/32 (e)	325	326
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (e)	259	255
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (e)	533	508

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	367	348
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/56 (e) (h)	1,860	1,666
Stratus Funding CLO 2025-1 Ltd
Series 2025-B-1A, 5.75%, (3 Month Term SOFR + 0.00%), 07/15/33 (e)	905	905
Symphony CLO XXIII, Ltd.
Series 2020-AR2-23A, 5.16%, (3 Month Term SOFR + 0.90%), 01/17/34 (e)	2,065	2,062
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.61%, (3 Month Term SOFR + 1.34%), 04/20/33 (e)	1,065	1,065
THL Credit Wind River 2015-1 CLO Ltd
Series 2015-A1R3-1A, 5.47%, (3 Month Term SOFR + 1.20%), 10/21/30 (e)	486	486
THL Credit Wind River 2018-2 Clo Ltd
Series 2018-A1R-2A, 5.46%, (3 Month Term SOFR + 1.20%), 07/15/30 (e)	24	24
TIAA CLO I Ltd
Series 2016-ARR-1A, 5.52%, (3 Month Term SOFR + 1.25%), 07/21/31 (e)	1,652	1,652
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	63	62
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	833	838
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,556
Trinitas CLO IX, Ltd.
Series 2018-ARRR-9A, 5.47%, (3 Month Term SOFR + 1.20%), 01/20/32 (e)	926	926
Trinitas CLO VI, Ltd.
Series 2017-ARRR-6A, 5.61%, (3 Month Term SOFR + 1.33%), 01/25/34 (e)	2,195	2,195
Trinitas Clo VII Ltd
Series 2017-A1R2-7A, 5.37%, (3 Month Term SOFR + 0.00%), 01/25/35 (e)	2,760	2,742
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (e)	336	303
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	211	213
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	872	885
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	321	326
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 4.10%, 11/25/59 (e) (h)	170	168
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 2.73%, 05/25/65 (e) (f) (h)	191	183
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (e)	362	327
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (e)	216	195
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	315	286
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	558	511
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (f)	686	696
Verus Securitization Trust 2025-3
Series 2025-A1-3, REMIC, 5.62%, 05/25/70 (f)	627	631
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	123	118
Voya CLO 2018-3, Ltd.
Series 2018-BR2-3A, 6.06%, (3 Month Term SOFR + 1.80%), 10/15/31 (e)	1,435	1,436
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	1,482	1,502
Wind River 2019-3 CLO Ltd.
Series 2019-AR2-3A, 5.32%, (3 Month Term SOFR + 1.06%), 04/15/31 (e)	355	355
Series 2019-BR2-3A, 5.81%, (3 Month Term SOFR + 1.55%), 04/15/31 (e)	1,520	1,519
Series 2019-CR2-3A, 6.26%, (3 Month Term SOFR + 2.00%), 04/15/31 (e)	655	655
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,257
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 11/15/27	815	807
Total Non-U.S. Government Agency Asset-Backed Securities (cost $320,184)		318,475
GOVERNMENT AND AGENCY OBLIGATIONS 24.9%
U.S. Treasury Note 16.6%
Treasury, United States Department of
4.25%, 12/31/26	1,080	1,086
4.13%, 01/31/27 - 02/28/27 (i)	83,500	83,889
3.88%, 03/31/27 - 05/31/27	94,200	94,371
3.75%, 04/30/27	2,750	2,750
		182,096
Mortgage-Backed Securities 7.0%
Federal Home Loan Mortgage Corporation
7.25%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 09/01/33 (e)	2	2
7.30%, (1 Year Treasury + 2.25%), 09/01/33 (e)	6	6
6.00%, 09/01/34 - 05/01/55	6,092	6,230
6.93%, (1 Year Treasury + 2.11%), 10/01/34 (e)	5	5
3.00%, 11/01/34 - 06/01/52	1,357	1,189
6.40%, (1 Year Treasury + 2.25%), 11/01/34 (e)	7	8
6.53%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (e)	1	1
7.02%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.89%), 11/01/34 (e)	4	4
7.40%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (e)	1	1
6.55%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 01/01/35 (e)	3	3
6.34%, (1 Year Treasury + 2.11%), 02/01/35 (e)	8	8
6.50%, (1 Year Treasury + 2.25%), 02/01/35 (e)	6	6
6.54%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 02/01/35 (e)	5	5
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (e)	2	2
6.66%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 02/01/35 (e)	3	3
6.84%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 02/01/35 (e)	5	5
6.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 06/01/35 (e)	61	63
7.37%, (1 Year Treasury + 2.37%), 09/01/35 (e)	155	158
7.05%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.66%), 10/01/35 (e)	14	14
6.51%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 03/01/36 (e)	29	29
7.50%, 06/01/38	104	110
7.00%, 03/01/39	118	125
5.00%, 12/01/41	256	259
4.00%, 12/01/49	422	398
2.50%, 01/01/52	2,325	1,953
4.50%, 09/01/52 - 02/01/53	4,729	4,541
5.50%, 08/01/53 - 04/01/55	4,622	4,637
6.50%, 09/01/54 - 01/01/55	608	627
Federal National Mortgage Association, Inc.
5.00%, 09/01/25 - 08/01/54	11,895	11,762
3.50%, 11/01/26 - 01/01/52	2,122	1,953
3.00%, 09/01/28 - 02/01/35	1,065	1,036
6.50%, 07/01/32 - 01/01/55	13,171	13,606
6.49%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 03/01/33 (e)	1	1
6.08%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.41%), 06/01/33 (e)	2	2
6.27%, (1 Year Treasury + 2.16%), 06/01/33 (e)	27	27
6.22%, (1 Year Treasury + 2.02%), 07/01/33 (e)	1	1
5.50%, 10/01/33 - 10/01/54	6,628	6,724

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
6.36%, (1 Year Treasury + 2.21%), 12/01/33 (e)	43	43
6.00%, 03/01/34 - 02/01/49	1,611	1,689
6.93%, (1 Year Treasury + 2.30%), 04/01/34 (e)	1	1
6.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.59%), 10/01/34 (e)	2	2
6.35%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 11/01/34 (e)	1	1
6.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.67%), 11/01/34 (e)	6	6
7.04%, (1 Year Treasury + 2.36%), 11/01/34 (e)	36	37
6.46%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.65%), 12/01/34 (e)	3	3
6.43%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.55%), 01/01/35 (e)	5	5
6.45%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 01/01/35 (e)	2	2
6.51%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.56%), 01/01/35 (e)	4	4
6.52%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.54%), 01/01/35 (e)	7	7
6.43%, (1 Year Treasury + 2.19%), 02/01/35 (e)	8	9
6.57%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (e)	3	3
6.33%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 03/01/35 (e)	5	5
6.07%, (1 Year Treasury + 1.82%), 04/01/35 (e)	50	51
6.81%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 04/01/35 (e)	10	10
6.99%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.99%), 04/01/35 (e)	24	25
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.43%), 05/01/35 (e)	15	16
6.40%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.42%), 05/01/35 (e)	19	20
6.63%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.64%), 05/01/35 (e)	6	6
6.48%, (1 Year Treasury + 2.30%), 06/01/35 (e)	49	51
7.57%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 06/01/35 (e)	39	40
6.80%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.84%), 07/01/35 (e)	9	10
6.00%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.37%), 08/01/35 (e)	19	19
6.54%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 08/01/35 (e)	25	25
6.31%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 11/01/35 (e)	5	5
6.30%, (1 Year Treasury + 2.05%), 02/01/36 (e)	20	20
6.56%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 02/01/36 (e)	26	27
6.74%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.74%), 03/01/36 (e)	28	29
4.50%, 09/01/39 - 11/01/52	4,166	4,058
4.00%, 08/01/43 - 09/01/52	3,457	3,237
2.00%, 10/01/50	541	433
2.50%, 01/01/52	2,321	1,940
6.50%, 06/01/55 (j)	1,174	1,217
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	784	791
6.00%, 07/15/36	286	295
4.50%, 09/20/40	177	176
3.50%, 03/20/43 - 07/20/52	3,748	3,439
5.50%, 09/15/45 - 12/20/48	833	856
4.00%, 09/20/45 - 10/20/52	1,651	1,554
3.00%, 09/20/47 - 09/20/49	1,406	1,253
		76,924
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
1.63%, 04/15/30 (k)	5,598	5,636
Collateralized Mortgage Obligations 0.4%
Connecticut Avenue Securities Trust 2025-R03
Series 2025-2A1-R03, REMIC, 5.76%, (SOFR 30-Day Average + 1.45%), 03/27/45 (e)	566	569
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA7, REMIC, 6.11%, (SOFR 30-Day Average + 1.80%), 11/25/41 (e)	895	902
Series 2022-M1A-HQA2, REMIC, 6.96%, (SOFR 30-Day Average + 2.65%), 07/25/42 (e)	568	580
Series 2023-A1-HQA3, REMIC, 6.16%, (SOFR 30-Day Average + 1.85%), 11/25/43 (e)	481	486
Series 2025-A1-DNA1, REMIC, 5.26%, (SOFR 30-Day Average + 0.95%), 01/25/45 (e)	399	399
Series 2017-M1-SC02, REMIC, 3.89%, 05/25/47 (e)	17	17
Federal National Mortgage Association, Inc.
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,043	990
		3,943
Sovereign 0.3%
Government of Saudi Arabia
5.13%, 01/13/28 (a)	1,270	1,289
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,525
		3,814
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	1,015	1,018
Total Government And Agency Obligations (cost $274,636)		273,431
SHORT TERM INVESTMENTS 2.6%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	4,583	4,583
T. Rowe Price Government Reserve Fund - Class I, 4.32% (l) (m)	11,768	11,768
		16,351
Commercial Paper 1.1%
Crown Castle Inc.
5.10%, 07/22/25	3,030	3,021
FMC Corporation
5.32%, 07/03/25	3,025	3,024
Harley-Davidson Motor Company, Inc.
5.07%, 08/04/25	3,000	2,985
HCA Inc.
5.02%, 07/17/25	2,745	2,738
		11,768
Total Short Term Investments (cost $28,121)		28,119
Total Investments 100.9% (cost $1,108,224)		1,109,386
Total Purchased Options 0.0% (cost $140)		16
Other Derivative Instruments (0.0)%		(399)
Other Assets and Liabilities, Net (0.9)%		(9,079)
Total Net Assets 100.0%		1,099,924

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $141,707 and 12.9% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $1,219.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,336	160,004	159,757	61	—	—	4,583	0.4
JNL Government Money Market Fund, 4.30% - Class SL	746	6,227	6,973	9	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.32% - Class I	10,451	173,310	171,993	132	—	—	11,768	1.1
	15,533	339,541	338,723	202	—	—	16,351	1.5

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	01/22/25	409	413	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/12/25	2,336	2,388	0.2
EQUATE Petrochemical, 2.63%, 04/28/28	05/20/25	758	758	0.1
First Abu Dhabi Bank P.J.S.C., 5.13%, 10/13/27	04/15/25	2,836	2,845	0.3
KT&G Corporation, 5.00%, 05/02/28	04/24/25	1,260	1,279	0.1
PT. Bank Mandiri (Persero) Tbk., 5.50%, 04/04/26	09/27/24	1,721	1,722	0.1
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	2,855	2,827	0.3
Tengizchevroil Finance Company S.A R.L., 4.00%, 08/15/26	01/28/25	2,203	2,220	0.2
		14,378	14,452	1.3

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,616	October 2025	334,971	82	1,195

Short Contracts
United States 10 Year Note	(195)	September 2025	(21,474)	(61)	(390)
United States 10 Year Ultra Bond	(136)	September 2025	(15,194)	(66)	(346)
United States 5 Year Note	(493)	October 2025	(53,142)	(66)	(595)
United States Ultra Bond	(65)	September 2025	(7,414)	(87)	(329)
				(280)	(1,660)

JNL/T. Rowe Price Short-Term Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.32, 08/20/25	GSC	Call	70.00	08/20/25	50,100,000	50,100	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/T. Rowe Price Short-Term Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.32, 08/20/25	GSC	Call	80.00	08/20/25	25,050,000	25,050	(6)
CDX.NA.IG.32, 08/20/25	GSC	Put	60.00	08/20/25	50,100,000	50,100	(195)
							(201)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	489,361	—	489,361
Non-U.S. Government Agency Asset-Backed Securities	—	318,475	—	318,475
Government And Agency Obligations	—	273,431	—	273,431
Short Term Investments	16,351	11,768	—	28,119
	16,351	1,093,035	—	1,109,386
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,195	—	—	1,195
OTC Purchased Options	—	16	—	16
	1,195	16	—	1,211
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,660)	—	—	(1,660)
OTC Written Options	—	(201)	—	(201)
	(1,660)	(201)	—	(1,861)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 87.8%
Energy 18.0%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,540	4,757
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (a)	4,455	4,522
Chord Energy Corporation
6.75%, 03/15/33 (a)	4,515	4,619
Enbridge Inc.
8.25%, 01/15/84 (b)	8,430	8,914
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (a)	4,276	4,732
Energy Transfer LP
8.00%, 05/15/54	4,188	4,456
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	4,650	4,900
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (a)	2,264	2,381
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (a)	4,555	4,693
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	4,459	4,503
PBF Holding Company LLC
9.88%, 03/15/30 (a)	2,590	2,518
7.88%, 09/15/30 (a)	5,080	4,546
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	4,405	4,566
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)	4,570	4,729
Sunoco LP
7.00%, 05/01/29 (a)	4,270	4,447
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	6,240	6,082
Weatherford International Ltd
8.63%, 04/30/30 (a)	4,678	4,819
		80,184
Financials 13.0%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	4,470	4,624
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (a)	4,700	4,808
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	7,769	8,536
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)	4,310	4,584
Bread Financial Payments, Inc.
8.38%, 06/15/35 (a)	4,960	4,981
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)	4,555	4,847
FirstCash, Inc.
6.88%, 03/01/32 (a)	1,130	1,170
OneMain Finance Corporation
7.88%, 03/15/30	4,400	4,674
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (d)	8,195	8,230
PRA Group, Inc.
8.88%, 01/31/30 (a)	4,570	4,752
RFNA, LP
7.88%, 02/15/30 (a)	4,740	4,850
Saks Global Enterprises LLC
11.00%, 12/15/29 (a) (d)	5,460	2,069
		58,125
Consumer Discretionary 10.9%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	6,104	5,796
Avianca MidCo 2 PLC
9.63%, 02/14/30 (a)	2,440	2,250
Clarios Global LP
6.75%, 02/15/30 (a)	1,326	1,379
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	4,594	4,899
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,000	6,624
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (a)	4,100	4,356
LGI Homes, Inc.
8.75%, 12/15/28 (a)	4,245	4,412
Odeon Finco PLC
12.75%, 11/01/27 (a)	484	506
Sabre GLBL Inc.
10.75%, 11/15/29 (a) (d)	5,086	5,229
Six Flags Operations Inc.
7.25%, 05/15/31 (a)	8,018	8,238
Voyager Parent, LLC
9.25%, 07/01/32 (a)	4,575	4,768
		48,457
Communication Services 10.6%
CCO Holdings, LLC
6.38%, 09/01/29 (a)	4,660	4,755
7.38%, 03/01/31 (a)	4,295	4,479
CSC Holdings, LLC
11.25%, 05/15/28 (a) (d)	4,770	4,747
DIRECTV Financing, LLC
8.88%, 02/01/30 (a)	3,873	3,813
DISH Network Corporation
11.75%, 11/15/27 (a)	4,753	4,894
EchoStar Corporation
10.75%, 11/30/29	2,200	2,262
Gray Media, Inc.
10.50%, 07/15/29 (a)	2,233	2,399
Iliad Holding
7.00%, 04/15/32 (a)	4,685	4,798
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)	4,415	4,492
Midcontinent Communications
8.00%, 08/15/32 (a)	4,161	4,412
Sinclair Television Group, Inc.
8.13%, 02/15/33 (a)	2,475	2,507
Windstream Services, LLC
8.25%, 10/01/31 (a)	3,415	3,577
		47,135
Industrials 9.0%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	4,450	4,610
Bombardier Inc.
7.25%, 07/01/31 (a)	4,105	4,306
Deluxe Corporation
8.13%, 09/15/29 (a)	4,675	4,828
JetBlue Airways Corporation
9.88%, 09/20/31 (a)	4,790	4,663
LATAM Airlines Group S.A.
7.88%, 04/15/30 (a) (d)	6,095	6,200
7.63%, 01/07/31 (a)	1,550	1,555
Onesky Flight, LLC
8.88%, 12/15/29 (a)	4,523	4,708
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (a)	4,633	4,750
Quikrete Holdings, Inc.
6.75%, 03/01/33 (a)	4,230	4,363
		39,983
Health Care 5.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	4,730	4,772
Community Health Systems, Inc.
10.88%, 01/15/32 (a)	4,485	4,748
Heartland Dental, LLC
10.50%, 04/30/28 (a)	7,871	8,314
Herbalife International, Inc.
12.25%, 04/15/29 (a)	6,316	6,914
		24,748
Consumer Staples 5.0%
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (a) (d)	6,310	6,587

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (a) (d)	2,600	2,719
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (a)	1,135	1,193
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	4,724	4,720
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	6,576	6,915
		22,134
Materials 4.8%
Celanese US Holdings LLC
6.75%, 04/15/33 (d)	4,910	4,960
ERO Copper Corp.
6.50%, 02/15/30 (a) (d)	4,640	4,619
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	4,549	4,720
8.00%, 03/01/33 (a)	2,340	2,400
Ivanhoe Mines Ltd
7.88%, 01/23/30 (a)	4,640	4,629
		21,328
Information Technology 3.9%
Cloud Software Group, Inc.
9.00%, 09/30/29 (a)	4,595	4,764
8.25%, 06/30/32 (a)	4,500	4,791
McAfee Corp.
7.38%, 02/15/30 (a)	4,671	4,409
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (a)	3,260	3,568
		17,532
Utilities 3.5%
Edison International
8.13%, 06/15/53 (d)	3,425	3,308
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (c)	3,113	3,449
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	4,135	4,423
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	4,464	4,570
		15,750
Real Estate 3.5%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (a) (d)	4,954	4,626
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	3,574	3,477
Uniti Group Inc.
10.50%, 02/15/28 (a)	2,926	3,100
8.63%, 06/15/32 (a)	4,409	4,455
		15,658
Total Corporate Bonds And Notes (cost $385,134)		391,034
SENIOR FLOATING RATE INSTRUMENTS 8.4%
Information Technology 2.9%
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.08%, (1 Month Term SOFR + 4.75%), 11/14/32 (e)	4,190	4,274
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (e)	4,360	4,393
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (e)	4,301	4,295
		12,962
Communication Services 2.5%
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 01/04/29 (e)	4,263	4,300
Level 3 Financing Inc.
2025 Term Loan B, 8.58%, (1 Month Term SOFR + 4.25%), 03/20/32 (e)	4,280	4,324
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (e)	2,454	2,421
		11,045
Health Care 1.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.33%, (1 Month Term SOFR + 4.00%), 04/23/31 (e)	4,600	4,590
Consumer Discretionary 1.0%
Varsity Brands, Inc.
2025 Term Loan, 7.83%, (3 Month Term SOFR + 3.50%), 08/26/31 (e)	4,422	4,418
Energy 1.0%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.31%, (3 Month Term SOFR + 4.75%), 06/22/29 (e)	4,351	4,323
Total Senior Floating Rate Instruments (cost $37,042)		37,338
PREFERRED STOCKS 0.9%
Financials 0.9%
Osaic Financial Services, Inc., 6.50%, 11/30/27	198	4,157
Total Preferred Stocks (cost $3,793)		4,157
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC	5	7
Total Common Stocks (cost $16)		7
SHORT TERM INVESTMENTS 7.4%
Securities Lending Collateral 6.7%
JNL Government Money Market Fund - Class SL, 4.30% (f) (g)	29,917	29,917
Investment Companies 0.7%
T. Rowe Price Government Reserve Fund - Class I, 4.32% (f) (g)	3,298	3,298
Total Short Term Investments (cost $33,215)		33,215
Total Investments 104.5% (cost $459,200)		465,751
Other Assets and Liabilities, Net (4.5)%		(20,255)
Total Net Assets 100.0%		445,496

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $362,460 and 81.4% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of June 30, 2025.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	390	38,332	38,722	18	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	19,673	126,300	116,056	673	—	—	29,917	6.7
T. Rowe Price Government Reserve Fund, 4.32% - Class I	17,798	114,546	129,046	430	—	—	3,298	0.8
	37,861	279,178	283,824	1,121	—	—	33,215	7.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	391,034	—	391,034
Senior Floating Rate Instruments	—	37,338	—	37,338
Preferred Stocks	4,157	—	—	4,157
Common Stocks	7	—	—	7
Short Term Investments	33,215	—	—	33,215
	37,379	428,372	—	465,751

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.7%
Financials 24.3%
Allstate Corporation, The	408	82,206
American Express Company	179	57,211
Annaly Capital Management, Inc.	1,248	23,494
Bank of America Corporation	1,277	60,445
Berkshire Hathaway Inc. - Class B (a)	310	150,542
Capital One Financial Corporation	84	17,787
Charles Schwab Corporation, The	932	84,989
Chubb Limited	97	28,180
Citigroup Inc.	334	28,401
CME Group Inc. - Class A	88	24,182
Corebridge Financial, Inc.	1,099	39,027
Corpay Inc (a)	84	27,837
Fiserv, Inc. (a)	264	45,537
Goldman Sachs Group, Inc., The	43	30,760
Intercontinental Exchange, Inc.	422	77,408
JPMorgan Chase & Co.	606	175,614
KeyCorp	2,071	36,083
MetLife, Inc.	143	11,505
The Progressive Corporation	27	7,093
Travelers Companies, Inc., The	232	62,143
Visa Inc. - Class A	65	22,919
		1,093,363
Industrials 16.2%
AMETEK, Inc.	439	79,430
Deere & Company	171	86,857
Equifax Inc.	90	23,214
Ferguson Enterprises Inc.	118	25,615
General Electric Company	228	58,614
L3Harris Technologies, Inc.	146	36,621
Norfolk Southern Corporation	273	69,761
Northrop Grumman Corporation	61	30,375
Old Dominion Freight Line, Inc.	230	37,294
Owens Corning	141	19,404
Parker-Hannifin Corporation	94	65,822
Republic Services, Inc.	181	44,620
Rockwell Automation, Inc.	44	14,489
Union Pacific Corporation	243	55,920
Westinghouse Air Brake Technologies Corporation	386	80,897
		728,933
Health Care 12.1%
Abbott Laboratories	185	25,175
Alcon AG (b)	420	37,042
AstraZeneca PLC - ADR	614	42,910
Becton, Dickinson and Company	207	35,582
Cencora, Inc.	215	64,500
Cigna Group, The	119	39,487
Danaher Corporation	82	16,153
Elevance Health, Inc.	143	55,656
Gilead Sciences, Inc.	510	56,533
Quest Diagnostics Incorporated	142	25,561
Revvity, Inc.	429	41,461
Tenet Healthcare Corporation (a)	299	52,619
UnitedHealth Group Incorporated	169	52,825
		545,504
Energy 7.9%
Chevron Corporation	369	52,798
ConocoPhillips	711	63,838
Diamondback Energy, Inc.	121	16,655
Exxon Mobil Corporation	259	27,920
Phillips 66	178	21,261
Range Resources Corporation	1,410	57,358
Schlumberger Limited	1,433	48,422
TechnipFMC PLC	875	30,135
Valero Energy Corporation	293	39,430
		357,817
Information Technology 7.8%
Accenture Public Limited Company - Class A	40	12,045
Analog Devices, Inc.	197	46,949
Intel Corporation	791	17,719
Keysight Technologies, Inc. (a)	590	96,637
KLA Corporation	39	34,647
Microsoft Corporation	78	38,947
TE Connectivity Public Limited Company	138	23,225
Texas Instruments Incorporated	382	79,213
		349,382
Consumer Discretionary 7.2%
Amazon.com, Inc. (a)	382	83,807
AutoZone, Inc. (a)	16	61,111
Home Depot, Inc., The	164	60,267
McDonald's Corporation	211	61,727
Ross Stores, Inc.	259	33,021
Tractor Supply Company	469	24,766
		324,699
Consumer Staples 6.7%
Colgate-Palmolive Company	415	37,756
Dollar Tree, Inc. (a)	292	28,950
Kenvue Inc.	3,505	73,364
Mondelez International, Inc. - Class A	873	58,889
Procter & Gamble Company, The	446	71,051
Walmart Inc.	332	32,437
		302,447
Materials 6.1%
Ball Corporation	514	28,842
Franco-Nevada Corporation	39	6,392
Freeport-McMoRan Inc.	600	26,010
International Paper Company	1,163	54,440
Linde Public Limited Company	130	60,995
PPG Industries, Inc.	205	23,267
Sherwin-Williams Company, The	216	74,081
		274,027
Communication Services 4.7%
Alphabet Inc. - Class A	304	53,539
Alphabet Inc. - Class C	290	51,425
Comcast Corporation - Class A	913	32,596
Meta Platforms, Inc. - Class A	16	11,957
Pinterest, Inc. - Class A (a)	690	24,746
T-Mobile US, Inc.	166	39,598
		213,861
Utilities 4.1%
Ameren Corporation	557	53,520
American Water Works Company, Inc.	159	22,165
Atmos Energy Corporation	172	26,550
The Southern Company	173	15,859
XCEL Energy Inc.	947	64,455
		182,549
Real Estate 2.6%
Essex Property Trust, Inc.	91	25,841
Public Storage Operating Company	145	42,428
VICI Properties Inc.	711	23,166
Welltower Inc.	182	27,993
		119,428
Total Common Stocks (cost $3,878,357)		4,492,010
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	3,055	3,055
T. Rowe Price Government Reserve Fund - Class I, 4.32% (c) (d)	5,367	5,367
Total Short Term Investments (cost $8,422)		8,422
Total Investments 99.9% (cost $3,886,779)		4,500,432
Other Assets and Liabilities, Net 0.1%		4,529
Total Net Assets 100.0%		4,504,961

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,882	175,245	176,072	70	—	—	3,055	0.1
JNL Government Money Market Fund, 4.30% - Class SL	—	111,892	111,892	106	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.32% - Class I	18,285	232,285	245,203	152	—	—	5,367	0.1
	22,167	519,422	533,167	328	—	—	8,422	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,492,010	—	—	4,492,010
Short Term Investments	8,422	—	—	8,422
	4,500,432	—	—	4,500,432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 93.2%
China 81.8%
Alibaba Group Holding Limited (a)	18	247
Alibaba Group Holding Limited - ADR	1	129
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	—	—
BYD Company Limited - Class H	15	233
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	44	206
China Communications Services Corporation Limited - Class H	292	159
China Merchants Bank Co., Ltd. - Class H	69	480
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	52	197
Contemporary Amperex Technology Co., Limited - Class A	10	361
DiDi Global Inc. - Class A - ADR (b)	96	470
Full Truck Alliance Co. Ltd. - Class A - ADR	36	421
Kanzhun Limited - ADR (b)	11	199
Kweichow Moutai Co., Ltd. - Class A	1	255
LexinFintech Holdings Ltd. - ADR	15	109
Meituan - Class B (a) (b)	11	180
NARI Technology Co., Ltd. - Class A	60	188
NetEase Cloud Music Inc. (b)	7	217
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	4	459
Shenzhen Inovance Technology Co., Ltd. - Class A	32	289
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	7	229
Sieyuan Electric Co., Ltd. - Class A	15	151
Tencent Holdings Limited	16	1,033
Trip.com Group Limited - ADR	4	243
Xiamen Meitu Technology Co., Ltd.	638	740
Xiaomi Corporation (a) (b)	68	526
		7,721
Netherlands 4.8%
Prosus N.V. - ADR	41	453
Hong Kong 2.3%
Giant Biogene Holding Co Ltd	30	221
Taiwan 2.3%
MediaTek Inc.	5	213
Singapore 2.0%
BOC Aviation Limited (a)	23	187
Total Common Stocks (cost $8,557)		8,795
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	135	135
Total Short Term Investments (cost $135)		135
Total Investments 94.6% (cost $8,692)		8,930
Other Assets and Liabilities, Net 5.4%		507
Total Net Assets 100.0%		9,437

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	157	8,461	8,483	9	—	—	135	1.4
JNL Government Money Market Fund, 4.30% - Class SL	—	444	444	—	—	—	—	—
	157	8,905	8,927	9	—	—	135	1.4

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	02/11/25	281	247	2.6
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/03/24	—	—	—
BOC Aviation Limited	07/12/24	181	187	2.0
Meituan - Class B	07/12/24	238	180	1.9
Xiaomi Corporation	03/20/25	476	526	5.6
		1,176	1,140	12.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	2,483	6,312	—	8,795
Short Term Investments	135	—	—	135
	2,618	6,312	—	8,930

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.0%
United Kingdom 16.9%
3I Group PLC	1,178	66,722
AstraZeneca PLC	269	37,489
BAE Systems PLC	3,727	96,858
Compass Group PLC	1,089	36,850
Experian PLC	664	34,211
Rolls-Royce Holdings PLC	7,515	99,737
		371,867
Germany 13.0%
Deutsche Borse Aktiengesellschaft - Class N	120	39,086
Rheinmetall Aktiengesellschaft	17	36,419
SAP SE	271	82,665
Siemens Energy AG (a)	1,103	128,109
		286,279
United States of America 11.3%
AON Public Limited Company - Class A	80	28,674
Arch Capital Group Ltd.	519	47,285
Linde Public Limited Company	80	37,287
Philip Morris International Inc.	470	85,573
Steris Public Limited Company	83	19,905
Waste Connections, Inc.	163	30,371
		249,095
Japan 6.5%
Mitsubishi Heavy Industries, Ltd.	3,612	90,171
Nintendo Co., Ltd.	547	52,607
		142,778
Netherlands 6.4%
Adyen N.V. (a) (b)	30	54,424
ASM International N.V.	60	38,278
ASML Holding N.V. - ADR	60	47,640
		140,342
Taiwan 4.7%
Taiwan Semiconductor Manufacturing Company Limited - ADR	455	103,152
Singapore 4.7%
Sea Limited - Class A - ADR (a)	643	102,845
Sweden 4.5%
Spotify Technology S.A. (a)	128	98,303
China 3.7%
Meituan - Class B (a) (b)	2,616	42,015
Tencent Holdings Limited	611	39,326
		81,341
Canada 3.7%
Canadian Natural Resources Limited	915	28,767
Canadian Pacific Kansas City Limited (c)	662	52,455
		81,222
France 3.2%
Safran	215	70,144
South Korea 2.6%
Coupang, Inc. - Class A (a)	1,887	56,547
Argentina 2.4%
MercadoLibre, Inc. (a)	20	52,626
Israel 2.1%
Monday.Com Ltd. (a)	150	47,047
India 2.1%
ICICI Bank Limited - ADR	1,352	45,480
Italy 1.8%
Ferrari N.V.	82	40,336
Brazil 1.7%
NU Holdings Ltd. - Class A (a)	2,796	38,365
Switzerland 1.7%
UBS Group AG	1,125	38,131
Denmark 1.7%
Novo Nordisk A/S - Class B	541	37,399
Australia 1.3%
Atlassian Corporation - Class A (a)	137	27,882
Total Common Stocks (cost $1,458,334)		2,111,181
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.9%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	107,802	107,802
Total Short Term Investments (cost $107,802)		107,802
Total Investments 100.9% (cost $1,566,136)		2,218,983
Other Assets and Liabilities, Net (0.9)%		(19,006)
Total Net Assets 100.0%		2,199,977

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	32,385	354,636	279,219	894	—	—	107,802	4.9
JNL Government Money Market Fund, 4.30% - Class SL	—	30,106	30,106	41	—	—	—	—
	32,385	384,742	309,325	935	—	—	107,802	4.9

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/24/22	34,666	54,424	2.5
Meituan - Class B	09/30/24	64,042	42,015	1.9
		98,708	96,439	4.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/WCM Focused International Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	07/02/25	HKD	11,653	1,484	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	—	371,867	—	371,867
Germany	—	286,279	—	286,279
United States of America	249,095	—	—	249,095
Japan	—	142,778	—	142,778
Netherlands	47,640	92,702	—	140,342
Taiwan	103,152	—	—	103,152
Singapore	102,845	—	—	102,845
Sweden	98,303	—	—	98,303
China	—	81,341	—	81,341
Canada	81,222	—	—	81,222
France	—	70,144	—	70,144
South Korea	56,547	—	—	56,547
Argentina	52,626	—	—	52,626
Israel	47,047	—	—	47,047
India	45,480	—	—	45,480
Italy	—	40,336	—	40,336
Brazil	38,365	—	—	38,365
Switzerland	—	38,131	—	38,131
Denmark	—	37,399	—	37,399
Australia	27,882	—	—	27,882
Short Term Investments	107,802	—	—	107,802
	1,058,006	1,160,977	—	2,218,983
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 37.8%
Financials 16.0%
AmpliTech Group, Inc. - Class A (a)	3	32
Andretti Acquisition Corp. II - Class A (a)	9	97
Archimedes Tech Spac Partners II Co. (a)	5	55
Ares Acquisition Corp II - Class A (a)	21	233
Armada Acquisition Corp. II (a)	10	101
Armada Acquisition Corp. II - Class A (a)	4	41
Axiom Intelligence Acquisition Corp 1 (a)	3	29
Berto Acquisition Corp. (a)	1	13
BEST SPAC I Acquisition Corp. (a)	1	8
Blue Acquisition Corp (a)	3	33
Blue Water Acquisition Corp. III (a)	8	82
Cal Redwood Acquisition Corp. (a)	2	25
Cantaloupe, Inc. (a)	24	266
Cantor Equity Partners III, Inc. - Class A (a)	1	9
Cartesian Growth Corp III (a)	2	17
Cartesian Growth Corp III - Class A (a)	4	41
Cayson Acquisition Corp. (a)	3	32
ChampionsGate Acquisition Corp. (a)	1	10
Churchill Capital Corp X/Cayman (a)	3	34
CI Financial Corp.	45	1,058
CO2 Energy Transition Corp. (a)	36	368
Columbus Circle Capital Corp. I (a)	—	2
Copley Acquisition Corp. (a)	2	21
Copley Acquisition Corp. (a)	2	18
Dune Acquisition Corp. II (a)	6	62
Dynamix Corporation - Class A (a)	2	17
EGH Acquisition Corp. (a)	1	13
FG Merger II Corp. (a)	24	238
FIGX Capital Acquisition Corp. (a)	1	14
Gesher Acquisition Corp. II (a)	4	43
Gores Holdings X, Inc. (a)	8	88
Graf Global Corp. - Class A (a)	4	42
Guild Holdings Company - Class A (a)	2	47
Jackson Acquisition Co II - Class A (a)	4	36
Jena Acquisition Corp II (a)	7	68
K&F Growth Acquisition Corp II - Class A (a)	4	45
Lakeshore Acquisition III Corp. (a)	7	74
LightWave Acquisition Corp. (a)	6	58
Live Oak Acquisition Corp V - Class A (a)	4	41
Maywood Acquisition Corp. - Class A (a)	1	11
Mountain Lake Acquisition Corp. - Class A (a)	15	152
Mr. Cooper Group Inc. (a)	9	1,386
New Providence Acquisition Corp. III (a)	20	211
Newbury Street Acquisition Corporation - Class A (a)	10	106
NewHold Investment Corp. III (a)	4	39
Oxley Bridge Acquisition Ltd. (a)	3	33
Oyster Enterprises II Acquisition Corp (a)	4	42
Pacific Premier Bancorp, Inc.	5	98
Perimeter Acquisition Corp. I (a)	2	26
Pioneer Acquisition I Corp (a)	4	41
ProAssurance Corporation (a)	34	774
Procap Acquisition Corp. (a)	—	4
Quartzsea Acquisition Corp (a)	12	118
Real Asset Acquisition Corp. - Class A (a)	4	42
Republic Digital Acquisition Co. (a)	1	13
Roman DBDR Acquisition Corp. II (a)	5	54
Siddhi Acquisition Corp. - Class A (a)	11	114
SilverBox Corp IV - Class A (a)	5	52
Sizzle Acquisition Corp II (a)	4	43
Sizzle Acquisition Corp II - Class A (a)	3	29
Soulpower Acquisition Corp (a)	8	85
Stellar V Capital Corp. - Class A (a)	4	37
Thayer Ventures Acquisition Corporation II (a)	5	47
Titan Acquisition Corp (a)	9	90
UY Scuti Acquisition Corp. (a)	2	18
Vine Hill Capital Investment Corp. - Class A (a)	7	68
Voyager Acquisition Corp. - Class A (a)	10	101
Wen Acquisition Corp. (a)	6	67
Willow Lane Acquisition Corp. - Class A (a)	5	53
Wintergreen Acquisition Corp. (a)	—	1
Yorkville Acquisition Corp. (a)	2	28
		7,494
Communication Services 13.1%
Comcast Corporation - Class A (b)	21	735
Endeavor Group Holdings, Inc. - Class A (c) (d)	110	3,017
Frontier Communications Parent, Inc. (a)	2	85
Liberty Broadband Corporation - Series A (a) (e)	14	1,334
The Interpublic Group of Companies, Inc.	41	1,007
		6,178
Energy 3.2%
ChampionX Corporation (e)	32	793
Hess Corporation	4	496
Parkland Corporation	8	237
		1,526
Consumer Discretionary 2.9%
Everi Holdings Inc. (a)	46	661
Skechers U.S.A., Inc. - Class A (a)	11	685
		1,346
Industrials 1.3%
Dun & Bradstreet Holdings, Inc.	8	74
GMS Inc. (a)	1	103
Honeywell International Inc. (b)	—	93
Spirit AeroSystems Holdings, Inc. - Class A (a)	9	347
		617
Information Technology 0.6%
E2open Parent Holdings, Inc. - Class A (a)	37	119
Juniper Networks, Inc.	4	151
		270
Health Care 0.5%
Amedisys, Inc. (a)	1	72
Blueprint Medicines Corporation (a)	1	141
		213
Materials 0.2%
DuPont de Nemours, Inc. (b)	2	117
Total Common Stocks (cost $17,544)		17,761
CORPORATE BONDS AND NOTES 28.2%
Industrials 6.0%
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (f)	1,040	1,064
LATAM Airlines Group S.A.
13.38%, 10/15/29 (f)	431	483
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (e) (f)	1,304	1,294
		2,841
Communication Services 5.6%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (f)	1,024	947
Frontier Communications Holdings, LLC
5.88%, 11/01/29	197	199
6.00%, 01/15/30 (f)	276	280
Getty Images, Inc.
9.75%, 03/01/27 (e) (f)	1,229	1,208
		2,634
Consumer Discretionary 4.8%
Everi Holdings Inc.
5.00%, 07/15/29 (f)	308	311
Light and Wonder International, Inc.
7.00%, 05/15/28 (e) (f)	947	949
McLaren Finance PLC
7.50%, 08/01/26 (f)	1,000	1,002
		2,262
Information Technology 4.2%
AMS-Osram AG
2.13%, 11/03/27, EUR (g) (h)	1,300	1,438
Dye & Durham Limited
3.75%, 03/01/26, CAD (g) (h)	354	250
Hewlett Packard Enterprise Company
4.85%, 10/15/31	218	217
5.00%, 10/15/34	58	56
		1,961

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Energy 3.5%
California Resources Corporation
7.13%, 02/01/26 (f)	201	201
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (f)	1,226	1,226
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	195	199
		1,626
Financials 2.9%
AssuredPartners, Inc.
5.63%, 01/15/29 (f)	569	569
7.50%, 02/15/32 (f)	584	626
MoneyGram International, Inc.
9.00%, 06/01/30 (f)	188	168
		1,363
Materials 1.1%
Illuminate Buyer LLC
9.00%, 07/01/28 (f)	517	519
Consumer Staples 0.1%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (f)	60	55
Total Corporate Bonds And Notes (cost $13,221)		13,261
INVESTMENT COMPANIES 4.2%
BlackRock Municipal Income Quality Trust	21	222
BlackRock Municipal Income Trust	12	116
BlackRock Municipal Income Trust II	12	122
BlackRock MuniHoldings Fund Inc	8	88
BlackRock MuniHoldings Quality Fund II Inc	8	75
BlackRock MuniYield Quality Fund	12	133
BlackRock MuniYield Quality Fund III, Inc.	10	104
Franklin Universal Trust	40	302
Invesco Municipal Opportunity Trust	27	245
Invesco Value Municipal Income Trust	22	256
Nuveen Amt-Free Municipal Credit Income Fund	11	135
Nuveen Municipal Value Fund	2	16
Nuveen New York AMT-Free Quality Municipal Income Fund	11	114
Saba Capital Income & Opportunities Fund	4	35
Total Investment Companies (cost $2,049)		1,963
SENIOR FLOATING RATE INSTRUMENTS 2.6%
Communication Services 2.6%
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 0.00%, (1 Month Term SOFR + 2.35%), 04/15/29 (i) (j)	215	212
Syniverse Holdings, Inc.
2022 Term Loan, 11.30%, (3 Month Term SOFR + 7.00%), 05/06/27 (i)	1,070	1,011
Total Senior Floating Rate Instruments (cost $1,264)		1,223
OTHER EQUITY INTERESTS 2.3%
Altaba Inc. (a) (k) (l)	839	1,091
Pershing Square Tontine Holdings, Ltd. (a) (k) (l)	16	—
Total Other Equity Interests (cost $1,124)		1,091
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	226	224
Total Non-U.S. Government Agency Asset-Backed Securities (cost $224)		224
PREFERRED STOCKS 0.4%
Financials 0.4%
Federal National Mortgage Association, Inc. - Series S, 0.00%, (25, 12/31/25) (a) (m) (n)	13	192
Total Preferred Stocks (cost $144)		192
RIGHTS 0.4%
Akouos, Inc. (a) (k)	11	5
Bristol-Myers Squibb Company (a) (k)	92	69
Cayson Acquisition Corp. (a)	3	—
ESH Acquisition Corp. (a)	11	1
Inhibrx, Inc. (a) (k)	4	3
K&F Growth Acquisition Corp II (a)	4	1
Mountain Lake Acquisition Corp. (a)	7	1
Pan American Silver Corp. (a)	429	105
Pershing Square SPARC Holdings, Ltd. (a) (k)	4	1
Spring Valley Acquisition Corp. II (a)	3	—
Total Rights (cost $610)		186
WARRANTS 0.0%
Alchemy Investments Acquisition Corp 1 (a)	6	1
Aldel Financial II Inc. (a)	3	2
Allurion Technologies, Inc. (a)	6	—
Altenergy Acquisition Corp. (a) (k)	2	—
Andretti Acquisition Corp. II (a)	5	1
Archimedes Tech Spac Partners II Co. (a)	3	1
Bridger Aerospace Group Holdings, Inc. (a)	12	1
Buzzfeed, Inc. (a)	7	1
Capri Listco (a) (k)	14	—
Cartesian Growth Corporation II (a)	2	—
Cero Therapeutics Holdings, Inc. (a)	2	—
Corner Growth Acquisition Corp. (a) (k)	4	1
ECARX Holdings Inc. (a)	12	1
EVe Mobility Acquisition Corp (a) (k)	3	—
Foxo Technologies Inc. (a)	11	—
Freightos Ltd (a)	2	—
Getaround Operating, Inc. (a) (k)	5	—
GIBO Holdings Ltd. (a)	2	—
Goal Acquisitions Corp. (a)	119	1
Graf Global Corp. (a)	2	1
Grove Collaborative Holdings, Inc. (a)	5	—
iLearningEngines, Inc. (a) (k)	16	—
Jaws Mustang Acquisition Corp. (a)	8	—
LeddarTech Holdings Inc. (a)	37	—
Live Oak Acquisition Corp V (a)	2	1
Movella Holdings Inc. (a) (k)	5	—
Newbury Street Acquisition Corporation (a)	4	1
Newbury Street Acquisition Corporation (a) (k)	13	—
RMG Acquisition Corp. III (a) (k)	9	—
Roman DBDR Acquisition Corp. II (a)	3	1
Slam Corp. (a)	10	—
Spring Valley Acquisition Corp. II (a)	1	—
Stellar V Capital Corp. (a)	2	—
Target Global Acquisition I Corp. (a)	4	—
Tevogen Bio Holdings Inc. (a)	3	—
Veea Inc. (a)	5	1
Volato Group, Inc. (a)	5	—
Voyager Acquisition Corp. (a)	4	1
Willow Lane Acquisition Corp. (a)	3	1
XBP Europe Holdings, Inc. (a)	6	—
Zapp Electric Vehicles Group Limited (a)	5	—
Zeo Energy Corp. (a)	2	—
Total Warrants (cost $192)		17
SHORT TERM INVESTMENTS 10.6%
Investment Companies 10.6%
JNL Government Money Market Fund - Class I, 4.20% (o) (p)	4,967	4,967
Total Short Term Investments (cost $4,967)		4,967
Total Investments 87.0% (cost $41,339)		40,885
Total Securities Sold Short (4.4)% (proceeds $1,893)		(2,045)
Total Purchased Options 0.2% (cost $156)		74
Other Derivative Instruments (2.1)%		(979)
Other Assets and Liabilities, Net 19.3%		9,039
Total Net Assets 100.0%		46,974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Shares subject to merger appraisal rights.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $11,101 and 23.6% of the Fund.

(g) Convertible security.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after June 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) As of June 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (4.4%)
COMMON STOCKS (4.4%)
Real Estate (2.8%)
Redfin Corporation	(116)	(1,302)
Communication Services (1.0%)
Former Charter Communications Parent, Inc. - Class A	(1)	(454)
Financials (0.5%)
Columbia Banking System, Inc.	(4)	(99)
Rocket Companies, Inc. - Class A	(10)	(141)
		(240)
Energy (0.1%)
Chevron Corporation	—	(49)
Total Common Stocks (proceeds $1,893)		(2,045)
Total Securities Sold Short (4.4%) (proceeds $1,893)		(2,045)

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,653	30,235	29,921	58	—	—	4,967	10.6

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AMS-Osram AG, 2.13%, 11/03/27	05/19/25	1,357	1,438	3.1
Dye & Durham Limited, 3.75%, 03/01/26	11/06/24	250	250	0.5
		1,607	1,688	3.6

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Boeing Company, The	Put	150.00	07/18/25	15	225	—
Boeing Company, The	Put	150.00	09/19/25	8	120	1
Comcast Corporation	Put	30.00	08/15/25	206	618	3
DuPont de Nemours, Inc.	Put	62.50	09/19/25	206	1,288	29
Honeywell International Inc.	Put	200.00	09/19/25	62	1,240	7
International Game Technology PLC	Put	14.00	07/18/25	146	204	2
International Game Technology PLC	Put	15.00	08/15/25	554	831	29
Phillips 66	Put	100.00	07/18/25	20	200	—
SPDR S&P 500 ETF Trust	Put	575.00	07/18/25	45	2,588	3
						74

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Boeing Company, The	Call	205.00	07/18/25	10	205	(9)
Boeing Company, The	Call	205.00	09/19/25	6	123	(10)
Comcast Corporation	Call	35.00	08/15/25	206	721	(35)
DuPont de Nemours, Inc.	Call	67.50	09/19/25	206	1,391	(91)
Honeywell International Inc.	Call	220.00	09/19/25	62	1,364	(112)
IAC Inc.	Call	35.00	08/15/25	289	1,012	(103)
International Game Technology PLC	Call	16.00	07/18/25	146	234	(6)
International Game Technology PLC	Call	16.00	08/15/25	554	886	(43)
Paramount Global	Put	10.00	08/15/25	101	101	(4)
Phillips 66	Call	115.00	07/18/25	20	230	(12)
SPDR S&P 500 ETF Trust	Call	611.00	07/18/25	13	794	(16)
SPDR S&P 500 ETF Trust	Put	540.00	07/18/25	9	486	—
						(441)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	GSC	07/15/25	GBP	99	136	2
GBP/USD	GSC	09/04/25	GBP	84	115	1
GBP/USD	JPM	09/04/25	GBP	13	17	—
JPY/USD	GSC	07/16/25	JPY	10,390	72	(1)
SEK/USD	GSC	07/02/25	SEK	3,319	351	5
USD/CAD	JPM	08/14/25	CAD	(1,445)	(1,064)	(13)
USD/CAD	JPM	08/14/25	CAD	(10)	(8)	—
USD/CAD	JPM	09/18/25	CAD	(354)	(261)	1
USD/CAD	JPM	11/14/25	CAD	(336)	(248)	(5)
USD/EUR	GSC	09/04/25	EUR	(238)	(281)	(8)
USD/EUR	JPM	09/04/25	EUR	(16)	(19)	(1)
USD/EUR	GSC	10/20/25	EUR	(445)	(528)	(13)
USD/EUR	GSC	11/05/25	EUR	(593)	(706)	(27)
USD/EUR	GSC	11/05/25	EUR	(148)	(175)	—
USD/EUR	JPM	12/17/25	EUR	(1,235)	(1,471)	(53)
USD/GBP	GSC	07/15/25	GBP	(99)	(135)	(8)
USD/GBP	GSC	09/04/25	GBP	(84)	(115)	(1)
USD/GBP	JPM	09/04/25	GBP	(13)	(17)	—
USD/JPY	GSC	07/16/25	JPY	(10,390)	(72)	(5)
USD/JPY	GSC	10/15/25	JPY	(23,958)	(168)	(4)
USD/SEK	GSC	07/02/25	SEK	(2,692)	(284)	(5)
USD/SEK	GSC	07/02/25	SEK	(627)	(67)	—
					(4,928)	(135)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	01/03/26 ††	—	—	2
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (M)	BOA	12/27/25 ††	—	—	29
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	02/05/26 ††	27	—	(2)
Amedisys, Inc. (MT)	OBFR +0.61% (M)	GSC	11/01/25 ††	219	—	1
ChampionX Corporation (MT)	OBFR +0.61% (M)	GSC	08/06/25 ††	1,078	—	(211)
Covestro AG (MT)	OBFR +0.61% (M)	GSC	12/02/25 ††	453	—	56
DuPont de Nemours, Inc. (MT)	OBFR +0.61% (M)	GSC	03/18/26 ††	1,455	—	(161)
Frontier Communications Parent, Inc. (MT)	OBFR +0.61% (M)	GSC	07/21/25 ††	1,773	—	(3)
Hess Corporation (MT)	OBFR +0.61% (M)	GSC	01/23/26 ††	5,783	—	(383)
Honeywell International Inc. (MT)	OBFR +0.61% (M)	GSC	02/10/26 ††	1,211	—	138
IAC Inc. (MT)	OBFR +0.61% (M)	GSC	03/11/26 ††	1,267	—	(175)
International Game Technology PLC (MT)	OBFR +0.61% (M)	GSC	08/06/25 ††	1,256	—	(151)
Juniper Networks, Inc. (MT)	OBFR +0.61% (M)	GSC	01/17/26 ††	486	—	50
Just Eat Takeaway.Com N.V. (MT)	OBFR +0.85% (M)	GSC	07/21/25 ††	806	—	30
Kellanova (MT)	OBFR +0.61% (M)	GSC	09/20/25 ††	2,868	—	(54)
Phillips 66 (MT)	OBFR +0.61% (M)	GSC	02/27/26 ††	242	—	(4)
Saba Capital Income & Opportunities Fund (MT)	OBFR +0.61% (M)	GSC	05/20/25 ††	75	—	7
TOPCON Corporation (MT)	OBFR +0.61% (M)	GSC	07/21/25 ††	158	—	6
Vivendi SE (MT)	OBFR +0.61% (M)	GSC	12/30/25 ††	262	—	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	01/03/26 ††	839	—	(73)
The AZEK Company Inc. (MT)	OBFR +0.38% (Q)	JPM	05/15/26 ††	1,248	—	185
Vivendi SE (MT)	OBFR +0.55% (M)	JPM	12/30/25 ††	14	—	4
					—	(698)
Total return swap agreements - paying return
Equity
Charter Communications (MT)	OBFR -0.35% (M)	GSC	01/29/26 ††	(802)	—	(58)
James Hardie Industries Public Limited Company (MT)	OBFR -3.25% (M)	GSC	04/15/26 ††	(13)	—	(3)
James Hardie Industries Public Limited Company (MT)	OBFR -0.40% (M)	GSC	04/04/26 ††	(96)	—	(32)
Omnicom Group Inc. (MT)	OBFR -0.35% (M)	GSC	01/03/26 ††	(1,130)	—	107
Pan American Silver Corp. (MT)	OBFR -0.35% (M)	GSC	10/30/25 ††	(532)	—	(73)
Schlumberger Limited (MT)	OBFR -0.35% (M)	GSC	05/17/25 ††	(1,766)	—	92
Chevron Corporation (MT)	OBFR -0.25% (Q)	JPM	10/28/25 ††	(6,515)	—	341
James Hardie Industries Public Limited Company (MT)	OBFR -0.69% (Q)	JPM	03/25/26 ††	(521)	—	(79)
					—	295

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	14,744	3,017	—	17,761
Corporate Bonds And Notes	—	13,261	—	13,261
Investment Companies	1,963	—	—	1,963
Senior Floating Rate Instruments	—	1,223	—	1,223
Other Equity Interests	—	—	1,091	1,091
Non-U.S. Government Agency Asset-Backed Securities	—	224	—	224
Preferred Stocks	192	—	—	192
Rights	108	—	78	186
Warrants	16	—	1	17
Short Term Investments	4,967	—	—	4,967
	21,990	17,725	1,170	40,885
Liabilities - Securities
Common Stocks	(2,045)	—	—	(2,045)
	(2,045)	—	—	(2,045)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	74	—	—	74
Open Forward Foreign Currency Contracts	—	9	—	9
OTC Total Return Swap Agreements	—	1,028	31	1,059
	74	1,037	31	1,142
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(441)	—	—	(441)
Open Forward Foreign Currency Contracts	—	(144)	—	(144)
OTC Total Return Swap Agreements	—	(1,462)	—	(1,462)
	(441)	(1,606)	—	(2,047)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 96.3%
United Kingdom 12.7%
3I Group PLC	360	20,413
BAE Systems PLC	903	23,459
Compass Group PLC	326	11,020
Experian PLC	295	15,218
Halma Public Limited Company	307	13,464
London Stock Exchange Group PLC	104	15,125
Relx PLC	272	14,715
Unilever PLC	252	15,371
		128,785
France 10.1%
Euronext N.V. (a)	73	12,554
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	71	14,623
Safran	52	17,066
Schneider Electric SE	67	17,783
Thales	77	22,709
VINCI	119	17,484
		102,219
Germany 8.6%
Heidelberg Materials AG	88	20,789
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	23	15,029
Rheinmetall Aktiengesellschaft	7	15,384
SAP SE	80	24,366
Symrise AG	110	11,559
		87,127
Japan 8.0%
ASICS Corporation	606	15,434
Chugai Pharmaceutical Co., Ltd.	215	11,178
Pan Pacific International Holdings Corporation	459	15,753
Sumitomo Mitsui Financial Group, Inc.	594	14,953
Terumo Corporation	473	8,668
Tokio Marine Holdings, Inc.	364	15,398
		81,384
Canada 7.4%
Constellation Software Inc.	4	16,225
Dollarama Inc.	169	23,748
Intact Financial Corporation	95	22,080
Royal Bank of Canada	94	12,375
		74,428
Italy 7.0%
ENEL - SPA	2,178	20,710
Ferrari N.V.	26	12,708
Prysmian S.p.A.	186	13,163
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	368	24,765
		71,346
China 6.9%
ANTA Sports Products Limited	807	9,761
BYD Company Limited - Class H	966	15,026
Tencent Holdings Limited	319	20,571
Trip.com Group Limited	233	13,640
Xiaomi Corporation (a) (b)	1,350	10,377
		69,375
Taiwan 4.3%
MediaTek Inc.	218	9,339
Taiwan Semiconductor Manufacturing Company Limited	948	34,331
		43,670
Switzerland 4.0%
ABB Ltd - Class N	190	11,370
Lonza Group AG	16	11,305
Sandoz Group AG	327	17,923
		40,598
India 3.9%
Bharat Electronics Limited	2,975	14,654
Bharti Airtel Limited	453	10,635
ICICI Bank Limited	835	14,106
		39,395
Hong Kong 3.6%
AIA Group Limited	2,091	18,859
Hong Kong Exchanges and Clearing Limited	320	17,154
		36,013
Spain 3.1%
Banco Bilbao Vizcaya Argentaria, S.A.	1,570	24,124
Industria de Diseno Textil, S.A.	132	6,881
		31,005
South Korea 2.6%
SK Hynix Inc.	123	26,662
United States of America 2.4%
Brookfield Asset Management Ltd. - Class A (c)	244	13,480
Flutter Entertainment Public Limited Company (b)	39	11,244
		24,724
Singapore 2.1%
Sea Limited - Class A - ADR (b)	133	21,321
Argentina 2.1%
MercadoLibre, Inc. (b)	8	21,042
Sweden 1.8%
Spotify Technology S.A. (b)	24	18,672
Ireland 1.4%
Kingspan Group Public Limited Company	169	14,389
Australia 1.3%
Aristocrat Leisure Limited	181	7,750
Pro Medicus Limited	29	5,376
		13,126
Belgium 1.3%
UCB	67	13,118
Netherlands 1.1%
ASML Holding N.V.	14	11,389
New Zealand 0.6%
Xero Limited (b)	49	5,828
Total Common Stocks (cost $794,042)		975,616
PREFERRED STOCKS 1.3%
Switzerland 1.3%
Chocoladefabriken Lindt & Sprungli AG	1	12,799
Total Preferred Stocks (cost $10,568)		12,799
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	26,207	26,207
Total Short Term Investments (cost $26,207)		26,207
Total Investments 100.2% (cost $830,817)		1,014,622
Other Assets and Liabilities, Net (0.2)%		(1,786)
Total Net Assets 100.0%		1,012,836

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of June 30, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	7,245	181,650	162,688	263	—	—	26,207	2.6
JNL Government Money Market Fund, 4.30% - Class SL	4,177	86,015	90,192	104	—	—	—	—
	11,422	267,665	252,880	367	—	—	26,207	2.6

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Euronext N.V.	04/10/25	11,750	12,554	1.3
Xiaomi Corporation	06/25/25	9,788	10,377	1.0
		21,538	22,931	2.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	172,895	802,721	—	975,616
Preferred Stocks	—	12,799	—	12,799
Short Term Investments	26,207	—	—	26,207
	199,102	815,520	—	1,014,622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.8%
Information Technology 21.5%
Amphenol Corporation - Class A	577	56,986
Apple Inc.	1,491	305,897
Broadcom Inc.	696	191,732
Corning Incorporated	835	43,898
Intuit Inc.	111	87,412
Jabil Inc.	302	65,876
Micron Technology, Inc.	313	38,622
Microsoft Corporation	971	482,746
NVIDIA Corporation	3,016	476,570
Roper Technologies, Inc.	61	34,627
Salesforce, Inc.	217	59,195
ServiceNow, Inc. (a)	48	49,748
Texas Instruments Incorporated	374	77,549
		1,970,858
Financials 10.0%
American Express Company	222	70,685
Arthur J. Gallagher & Co.	150	47,940
Bank of America Corporation	873	41,302
Charles Schwab Corporation, The	822	74,955
Goldman Sachs Group, Inc., The	17	12,004
Intercontinental Exchange, Inc.	53	9,666
JPMorgan Chase & Co.	379	109,917
KKR & Co. Inc. - Class A	339	45,031
MasterCard Incorporated - Class A	163	91,343
Morgan Stanley	243	34,272
Nasdaq, Inc.	1,323	118,310
S&P Global Inc.	150	79,247
Wells Fargo & Company	2,268	181,729
		916,401
Consumer Discretionary 7.9%
Amazon.com, Inc. (a)	1,332	292,160
Home Depot, Inc., The	85	31,088
Marriott International, Inc. - Class A	229	62,457
McDonald's Corporation	208	60,692
O'Reilly Automotive, Inc. (a)	658	59,274
Starbucks Corporation	508	46,583
Tesla Inc. (a)	192	60,894
TJX Companies, Inc., The	493	60,932
Tractor Supply Company	872	45,998
		720,078
Communication Services 6.0%
Alphabet Inc. - Class A	1,352	238,259
Meta Platforms, Inc. - Class A	249	183,798
Netflix, Inc. (a)	74	99,764
T-Mobile US, Inc.	113	26,864
		548,685
Health Care 5.5%
Abbott Laboratories	377	51,343
AstraZeneca PLC - ADR	745	52,092
Eli Lilly and Company	134	104,727
Gilead Sciences, Inc.	545	60,396
Haleon PLC	14,413	74,066
HCA Healthcare, Inc.	113	43,345
Merck & Co., Inc.	621	49,119
UnitedHealth Group Incorporated	225	70,246
		505,334
Industrials 4.3%
Boeing Company, The (a)	320	67,066
Deere & Company	104	52,698
Johnson Controls International Public Limited Company	433	45,698
PACCAR Inc	273	25,986
Parker-Hannifin Corporation	110	76,728
Republic Services, Inc.	292	71,906
Uber Technologies, Inc. (a)	571	53,241
		393,323
Consumer Staples 3.7%
British American Tobacco P.L.C.	1,231	58,416
Coca-Cola Company, The	1,058	74,838
Kroger Co., The	771	55,313
Philip Morris International Inc.	440	80,168
Unilever PLC	1,177	71,746
		340,481
Energy 2.9%
EQT Corporation	605	35,310
Exxon Mobil Corporation	585	63,042
Marathon Petroleum Corporation	281	46,733
Targa Resources Corp.	306	53,339
Williams Companies, Inc., The	1,026	64,461
		262,885
Utilities 1.8%
Duke Energy Corporation	463	54,630
NextEra Energy, Inc.	513	35,601
Sempra	944	71,497
		161,728
Real Estate 1.2%
Crown Castle Inc.	463	47,547
Welltower Inc.	437	67,212
		114,759
Materials 1.0%
Anglo American PLC	1,158	34,234
Linde Public Limited Company	116	54,206
Valterra Platinum	126	5,554
		93,994
Total Common Stocks (cost $4,419,833)		6,028,526
GOVERNMENT AND AGENCY OBLIGATIONS 25.8%
U.S. Treasury Note 12.4%
Treasury, United States Department of
0.88%, 09/30/26	10,525	10,138
3.50%, 09/30/26 - 09/30/29	60,023	59,614
4.63%, 10/15/26 - 02/15/35	76,002	77,975
4.13%, 10/31/26 - 05/31/32	162,354	163,758
1.25%, 11/30/26 - 06/30/28	42,541	40,952
4.25%, 11/30/26 - 05/15/35	178,524	180,333
4.38%, 12/15/26 - 01/31/32	35,415	36,037
4.00%, 01/15/27 - 05/31/30	133,303	134,431
3.88%, 03/31/27 - 06/30/30	173,777	174,279
3.75%, 04/30/27 - 08/31/31	177,319	177,440
2.63%, 05/31/27	2,390	2,341
2.88%, 08/15/28	625	610
4.88%, 10/31/28	25,116	26,021
4.50%, 05/31/29 - 12/31/31	27,808	28,591
3.63%, 08/31/29 - 09/30/31	22,757	22,630
		1,135,150
Mortgage-Backed Securities 8.0%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	1,249	1,197
7.00%, 11/01/30 - 06/01/31	6	7
2.50%, 12/01/31 - 04/01/52	55,674	47,249
4.50%, 01/01/38 - 08/01/52	15,900	15,406
6.00%, 12/01/39 - 11/01/53	15,584	15,872
2.00%, 11/01/41 - 04/01/52	70,181	56,401
3.00%, 11/01/46 - 12/01/46	9,477	8,488
5.00%, 08/01/52 - 11/01/53	30,523	30,094
5.50%, 01/01/53 - 09/01/53	36,998	37,102
6.50%, 11/01/53	13,505	13,975
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 06/01/52	22,415	20,444
4.00%, 09/01/26 - 10/01/52	25,278	23,675
4.50%, 01/01/27 - 11/01/52	25,101	24,667
3.00%, 05/01/27 - 10/01/51	30,839	27,287
7.50%, 09/01/29	1	1
2.50%, 05/01/30 - 03/01/52	47,870	40,442
7.00%, 10/01/33	9	9
5.50%, 03/01/38 - 08/01/53	11,852	11,900
6.50%, 10/01/38 - 10/01/39	37	40
5.00%, 07/01/40 - 04/01/55	10,118	9,959
TBA, 5.50%, 07/15/40 (b)	24,826	25,270
2.00%, 04/01/41 - 09/01/51	76,829	62,379
1.50%, 11/01/41	6,834	5,638
6.00%, 09/01/53 - 07/01/54	40,414	41,253

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
TBA, 2.50%, 07/15/55 (b)	9,951	8,250
TBA, 3.00%, 07/15/55 (b)	12,437	10,754
TBA, 4.50%, 07/15/55 (b)	2,032	1,943
TBA, 5.00%, 07/15/55 (b)	14,860	14,562
Government National Mortgage Association
6.50%, 04/15/26	—	—
5.50%, 11/15/32 - 02/15/36	22	22
6.00%, 01/15/33 - 04/15/40	1,199	1,249
7.00%, 01/15/33 - 05/15/33	2	2
5.00%, 06/20/33 - 06/15/39	686	693
4.50%, 06/15/40 - 08/20/52	48,206	46,560
4.00%, 01/15/41 - 08/20/52	22,043	20,694
2.00%, 12/20/50 - 02/20/51	22,681	18,493
2.50%, 03/20/51 - 12/20/52	33,517	28,520
3.00%, 07/20/51 - 03/20/52	14,464	12,798
3.50%, 01/20/52 - 03/20/52	28,281	25,811
TBA, 2.00%, 07/15/55 (b)	9,350	7,618
TBA, 3.00%, 07/15/55 (b)	7,982	7,053
TBA, 5.50%, 07/15/55 (b)	10,704	10,715
		734,492
U.S. Treasury Bond 4.1%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,655
3.25%, 05/15/42	1,826	1,510
3.38%, 08/15/42	18,040	15,138
4.00%, 11/15/42 - 11/15/52	29,387	26,169
3.88%, 02/15/43 - 05/15/43	23,408	20,930
4.38%, 08/15/43	12,287	11,713
4.75%, 11/15/43 - 05/15/55	53,746	53,468
4.50%, 02/15/44 - 11/15/54	15,199	14,546
4.63%, 05/15/44 - 02/15/55	52,982	51,727
4.13%, 08/15/44 - 08/15/53	7,950	7,101
3.00%, 11/15/44 - 05/15/47	5,480	4,103
2.50%, 02/15/45 - 05/15/46	53,912	37,557
4.75%, 02/15/45 (c)	35,490	35,308
5.00%, 05/15/45	20,297	20,848
2.88%, 08/15/45 - 05/15/52	29,354	21,136
2.75%, 08/15/47 - 11/15/47	21,494	15,294
2.38%, 05/15/51	8,511	5,397
3.63%, 02/15/53 - 05/15/53	28,786	23,489
4.25%, 02/15/54 - 08/15/54	8,705	7,944
		375,033
Collateralized Mortgage Obligations 0.5%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 5.86%, (SOFR 30-Day Average + 1.55%), 10/25/41 (d)	945	948
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,328	1,268
Series JM-4165, REMIC, 3.50%, 09/15/41	318	314
Series ZP-3967, REMIC, 4.00%, 09/15/41	3,744	3,609
Series AH-4143, REMIC, 1.75%, 09/15/42	2,762	2,604
Series DJ-4322, REMIC, 3.00%, 05/15/43	279	274
Series CZ-4809, REMIC, 4.00%, 07/15/48	3,930	3,651
Series DP-5170, REMIC, 2.00%, 07/25/50	7,291	6,374
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	10,075	8,274
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 10.32%, (SOFR 30-Day Average + 6.01%), 10/25/28 (d)	241	248
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	557	545
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,890	2,629
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,759	2,938
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	9,789	8,613
		42,290
Sovereign 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
6.75%, 09/27/34	7,788	8,278
Government of Saudi Arabia
5.38%, 01/13/31 (e)	11,210	11,600
Israel, State of
5.38%, 03/12/29	8,850	9,010
		28,888
Municipal 0.3%
Chicago Transit Authority
6.90%, 12/01/40	615	681
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	245
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	590	518
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	217
Illinois Municipal Electric Agency
6.83%, 02/01/35	2,955	3,209
Kansas Development Finance Authority
5.37%, 05/01/26	495	500
Metropolitan Transportation Authority
6.20%, 11/15/26	75	76
6.81%, 11/15/40	2,350	2,549
5.18%, 11/15/49	100	90
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,777	5,158
Oregon School Boards Association
4.76%, 06/30/28	233	229
Philadelphia, City of
6.55%, 10/15/28	5,225	5,550
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,193	4,288
5.17%, 04/01/41	1,250	1,263
		24,573
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K758, REMIC, 4.68%, 10/25/31 (d)	4,300	4,370
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,364
Series A2-K157, REMIC, 3.99%, 05/25/33 (d)	4,775	4,703
		16,437
Total Government And Agency Obligations (cost $2,419,563)		2,356,863
CORPORATE BONDS AND NOTES 6.9%
Financials 2.9%
Abu Dhabi Developmental Holding Company PJSC
4.38%, 10/02/31 (e)	10,630	10,468
ACE Capital Trust II
9.70%, 04/01/30	525	625
American International Group, Inc.
4.85%, 05/07/30	2,045	2,078
Athene Global Funding
5.58%, 01/09/29 (e)	11,485	11,801
5.38%, 01/07/30 (e) (f)	15,711	16,061
Athene Holding Ltd
6.63%, 05/19/55	1,885	1,938
Bank of America Corporation
5.82%, 09/15/29 (f)	3,858	4,022
3.19%, 07/23/30	2,210	2,102
5.16%, 01/24/31	6,833	6,997
5.02%, 07/22/33	2,522	2,550
Bank of New York Mellon Corporation, The
4.73%, 04/20/29	2,385	2,418
Barclays PLC
5.69%, 03/12/30	8,758	9,062
Beacon Funding Trust
6.27%, 08/15/54 (e)	4,245	4,192
Belrose Funding Trust II
6.79%, 05/15/55 (e)	5,520	5,646
BPCE
5.88%, 01/14/31 (e) (g)	8,045	8,327
5.39%, 05/28/31 (e)	6,120	6,232
Brighthouse Financial, Inc.
5.65%, 06/10/29 (e)	10,728	10,952
Brown & Brown, Inc.
4.90%, 06/23/30	2,390	2,411
5.25%, 06/23/32	535	546
Capital One Financial Corporation
7.15%, 10/29/27	2,840	2,935
6.31%, 06/08/29	3,662	3,842
5.70%, 02/01/30	2,125	2,197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
7.62%, 10/30/31	539	609
6.05%, 02/01/35	860	898
5.88%, 07/26/35	9,490	9,787
CNO Global Funding
4.88%, 12/10/27 (e)	1,940	1,957
Commonwealth Bank of Australia
5.07%, 09/14/28 (e)	13,220	13,616
Credit Suisse AG
7.50%, 02/15/28	10,329	11,140
Discover Financial Services
7.96%, 11/02/34	6,310	7,340
GA Global Funding Trust
5.90%, 01/13/35 (e)	8,943	9,078
Henneman Trust
6.58%, 05/15/55 (e)	7,620	7,658
HSBC Holdings PLC
4.90%, 03/03/29 (g)	4,020	4,052
5.24%, 05/13/31 (g)	5,065	5,147
JPMorgan Chase & Co.
5.14%, 01/24/31	5,180	5,311
4.91%, 07/25/33	5,055	5,080
6.40%, 05/15/38	425	472
Liberty Mutual Group Inc.
4.57%, 02/01/29 (e)	4,478	4,480
Liberty Mutual Insurance Company
7.88%, 10/15/26 (e)	475	491
Lincoln Financial Global Funding
4.63%, 05/28/28 (e)	2,325	2,342
Morgan Stanley
4.89%, 07/20/33	1,430	1,432
Mutual Of Omaha Cps Global Funding
5.00%, 04/01/30 (e)	4,055	4,135
Pricoa Global Funding I
4.70%, 05/28/30 (e)	1,165	1,177
5.35%, 05/28/35 (e)	2,205	2,244
Protective Life Global Funding
4.80%, 06/05/30 (e)	2,785	2,820
5.43%, 01/14/32 (e)	7,640	7,975
RGA Global Funding
5.25%, 01/09/30 (e)	6,800	6,974
Sammons Financial Group, Inc.
4.95%, 06/12/30 (e)	11,360	11,485
UBS Group AG
3.09%, 05/14/32 (e)	2,068	1,878
Wells Fargo & Company
6.30%, 10/23/29	8,770	9,264
5.24%, 01/24/31	7,430	7,625
5.56%, 07/25/34	4,496	4,642
		268,511
Energy 0.9%
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (e)	3,375	3,388
5.68%, 01/15/34 (e)	1,635	1,652
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	1,975	2,085
6.50%, 08/15/43 (e)	3,557	3,678
Enbridge Inc.
4.90%, 06/20/30	2,150	2,169
5.55%, 06/20/35	2,080	2,114
Energy Transfer LP
5.20%, 04/01/30	10,848	11,082
6.20%, 04/01/55 (f)	4,677	4,609
Enterprise Products Operating LLC
5.20%, 01/15/36	5,375	5,414
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (e)	2,861	2,840
3.45%, 10/15/27 (e)	465	455
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (e)	5,145	5,199
6.10%, 08/23/42 (e)	8,390	8,383
Saudi Arabian Oil Company
5.38%, 06/02/35 (e)	10,380	10,426
6.38%, 06/02/55 (e)	5,910	5,917
Whistler Pipeline LLC
5.40%, 09/30/29 (e)	7,826	7,918
5.70%, 09/30/31 (e)	5,415	5,489
		82,818
Information Technology 0.8%
Constellation Software Inc.
5.16%, 02/16/29 (e)	1,215	1,238
5.46%, 02/16/34 (e)	10,190	10,396
Foundry JV Holdco LLC
5.90%, 01/25/30 - 01/25/33 (e)	5,310	5,521
6.15%, 01/25/32 (e)	7,080	7,451
6.20%, 01/25/37 (e)	8,619	8,965
Intel Corporation
4.60%, 03/25/40	10,760	9,463
5.60%, 02/21/54	11,836	10,886
Oracle Corporation
5.25%, 02/03/32	3,505	3,599
3.65%, 03/25/41	11,417	9,001
5.38%, 09/27/54	3,983	3,638
Synopsys, Inc.
5.00%, 04/01/32	6,630	6,717
		76,875
Utilities 0.5%
Alabama Power Company
5.10%, 04/02/35	990	998
Georgia Power Company
4.85%, 03/15/31	4,035	4,124
4.75%, 09/01/40	1,085	1,011
5.13%, 05/15/52	3,871	3,622
Metropolitan Edison Company
5.20%, 04/01/28 (e)	390	398
Ohio Edison Company
4.95%, 12/15/29 (e)	885	897
Pennsylvania Electric Company
5.15%, 03/30/26 (e)	305	306
Public Service Company of Oklahoma
5.45%, 01/15/36	7,605	7,661
Sempra
4.13%, 04/01/52	6,298	6,055
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (e)	6,675	6,643
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	9,400	9,151
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (e)	900	916
		41,782
Health Care 0.4%
GE HealthCare Technologies Inc.
4.80%, 01/15/31	10,085	10,159
5.50%, 06/15/35	10,624	10,879
Mars, Incorporated
5.65%, 05/01/45 (e)	2,010	2,016
5.70%, 05/01/55 (e)	6,167	6,162
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,834
Sutter Health
2.29%, 08/15/30	820	739
Toledo Hospital, The
5.75%, 11/15/38	710	713
		35,502
Real Estate 0.4%
Crown Castle Inc.
4.80%, 09/01/28	1,580	1,590
4.30%, 02/15/29	1,203	1,188
4.90%, 09/01/29	1,999	2,017
3.30%, 07/01/30	1,613	1,510
2.25%, 01/15/31	274	238
2.10%, 04/01/31	468	401
5.10%, 05/01/33	3,231	3,216
5.80%, 03/01/34	3,402	3,527
5.20%, 09/01/34	4,600	4,556
Extra Space Storage LP
5.40%, 06/15/35	12,777	12,847

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
Kite Realty Group, L.P.
5.20%, 08/15/32	1,055	1,065
		32,155
Materials 0.3%
Glencore Funding LLC
5.37%, 04/04/29 (e)	4,385	4,497
6.38%, 10/06/30 (e)	18,674	20,031
5.89%, 04/04/54 (e)	2,456	2,409
6.14%, 04/01/55 (e)	1,415	1,430
		28,367
Consumer Staples 0.3%
JBS USA Food Company
5.75%, 04/01/33	10,874	11,187
JBS USA Holding Lux S.a r.l.
6.38%, 04/15/66 (e)	3,310	3,331
JBS USA Lux S.A.
6.75%, 03/15/34	12,650	13,815
		28,333
Communication Services 0.3%
AT&T Inc.
3.50%, 06/01/41 - 09/15/53	7,913	5,862
4.30%, 12/15/42	9,753	8,226
3.65%, 06/01/51	344	244
3.85%, 06/01/60	606	422
Charter Communications Operating, LLC
3.90%, 06/01/52	7,980	5,471
5.25%, 04/01/53	5,172	4,404
		24,629
Industrials 0.1%
Boeing Company, The
5.81%, 05/01/50 (h)	605	580
6.86%, 05/01/54 (h)	8,576	9,392
		9,972
Consumer Discretionary 0.0%
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	450
7.30%, 07/01/38	285	311
6.75%, 06/15/39	285	296
Starbucks Corporation
4.80%, 05/15/30	2,380	2,410
		3,467
Total Corporate Bonds And Notes (cost $623,156)		632,411
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.4%
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,618
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (d)	127	125
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,140
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.72%, (1 Month Term SOFR + 1.41%), 10/15/36 (d)	7,510	7,501
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (i)	919	879
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	150	145
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.97%, 02/15/27	2,474	2,458
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	6,885	6,594
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	893	877
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.40%, 02/22/27	6,090	6,180
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,189	1,098
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (d)	2,566	2,233
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,719	6,482
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	100	92
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	253	233
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (i)	850	774
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	6,095	6,145
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (i)	305	291
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	114	112
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	470	449
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 01/25/61 (d)	2	2
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	5,975	6,100
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	3,480	3,272
PRET 2025-RPL2 Trust
Series 2025-A1-RPL2, REMIC, 4.00%, 08/25/64 (i)	10,697	10,336
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (e)	13,573	13,434
RFR Trust 2025-SGRM
Series 2025-A-SGRM, REMIC, 5.56%, 03/13/29 (d)	17,899	18,178
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,499
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,463
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,551	1,365
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	770
Series 2021-A-3-A, 2.51%, 11/15/43	605	393
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	589	579
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (d)	498	485
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (d)	133	131
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	245	240
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,133
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	4,002	4,056
Series 2024-A1-2A, 4.87%, 02/18/28	6,872	6,903
Total Non-U.S. Government Agency Asset-Backed Securities (cost $131,910)		131,765
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.20% (j) (k)	125,191	125,191
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (j) (k)	4,721	4,721
Total Short Term Investments (cost $129,912)		129,912
Total Investments 101.3% (cost $7,724,374)		9,279,477
Total Forward Sales Commitments (1.0)% (proceeds $91,421)		(92,737)
Other Derivative Instruments 0.0%		126
Other Assets and Liabilities, Net (0.3)%		(30,268)
Total Net Assets 100.0%		9,156,598

(a) Non-income producing security.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2025, the total payable for investments purchased on a delayed delivery basis was $85,107.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the value and the percentage of net assets of these securities was $327,276 and 3.6% of the Fund.

(f) All or a portion of the security was on loan as of June 30, 2025.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2025.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.0%)
Mortgage-Backed Securities (1.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/40 (a)	(12,759)	(12,683)
TBA, 2.00%, 07/15/55 (a)	(26,145)	(20,704)
TBA, 3.50%, 07/15/55 (a)	(2,580)	(2,324)
TBA, 4.00%, 07/15/55 (a)	(10,081)	(9,377)
TBA, 6.00%, 07/15/55 (a)	(21,707)	(22,064)
Government National Mortgage Association
TBA, 4.00%, 07/15/55 (a)	(14,356)	(13,350)
TBA, 4.50%, 07/15/55 (a)	(12,780)	(12,235)
Total Government And Agency Obligations (proceeds $91,421)		(92,737)
Total Forward Sales Commitments (1.0%) (proceeds $91,421)		(92,737)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2025, the total proceeds for investments sold on a delayed delivery basis was $91,421.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	146,648	950,993	972,450	2,586	—	—	125,191	1.4
JNL Government Money Market Fund, 4.30% - Class SL	4,290	62,642	62,211	138	—	—	4,721	—
	150,938	1,013,635	1,034,661	2,724	—	—	129,912	1.4

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	259	September 2025	28,620	81	420
United States 5 Year Note	72	October 2025	7,798	9	50
				90	470

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,784,510	244,016	—	6,028,526
Government And Agency Obligations	—	2,356,863	—	2,356,863
Corporate Bonds And Notes	—	632,411	—	632,411
Non-U.S. Government Agency Asset-Backed Securities	—	131,765	—	131,765
Short Term Investments	129,912	—	—	129,912
	5,914,422	3,365,055	—	9,279,477
Liabilities - Securities
Government And Agency Obligations	—	(92,737)	—	(92,737)
	—	(92,737)	—	(92,737)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	470	—	—	470
	470	—	—	470

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.0%
Financials 20.3%
American International Group, Inc.	206	17,611
Ares Management Corporation - Class A	54	9,355
Bank of America Corporation	704	33,297
Intercontinental Exchange, Inc.	56	10,250
JPMorgan Chase & Co.	101	29,199
M&T Bank Corporation	84	16,268
Marsh & Mclennan Companies, Inc.	43	9,326
MetLife, Inc.	111	8,920
Morgan Stanley	98	13,830
Nasdaq, Inc.	147	13,139
Raymond James Financial, Inc.	76	11,614
Regions Financial Corporation	570	13,407
The PNC Financial Services Group, Inc.	25	4,705
		190,921
Health Care 14.1%
AstraZeneca PLC - ADR	158	11,025
Elevance Health, Inc.	33	12,855
Gilead Sciences, Inc.	168	18,676
Johnson & Johnson	170	26,007
Merck & Co., Inc.	320	25,366
Pfizer Inc.	574	13,922
UnitedHealth Group Incorporated	80	25,049
		132,900
Industrials 12.6%
Canadian National Railway Company	128	13,340
Emerson Electric Co.	114	15,188
Ferguson Enterprises Inc.	38	8,199
Fortune Brands Innovations, Inc.	39	2,029
Honeywell International Inc.	66	15,474
IDEX Corporation	53	9,315
Johnson Controls International Public Limited Company	96	10,092
L3Harris Technologies, Inc.	59	14,717
Northrop Grumman Corporation	23	11,720
PACCAR Inc	193	18,302
		118,376
Information Technology 11.7%
Accenture Public Limited Company - Class A	39	11,589
Broadcom Inc.	174	47,952
Cisco Systems, Inc.	215	14,889
NetApp, Inc.	81	8,685
NXP Semiconductors N.V.	63	13,826
TE Connectivity Public Limited Company	79	13,341
		110,282
Consumer Staples 9.5%
Archer-Daniels-Midland Company	282	14,862
Constellation Brands, Inc. - Class A	61	9,956
Kenvue Inc.	412	8,632
Keurig Dr Pepper Inc.	414	13,679
Pernod Ricard	99	9,887
Philip Morris International Inc.	84	15,368
Unilever PLC - ADR	286	17,499
		89,883
Energy 9.2%
ConocoPhillips	266	23,870
Coterra Energy Inc.	607	15,406
EQT Corporation	270	15,753
Marathon Petroleum Corporation	62	10,238
Targa Resources Corp.	80	13,990
TotalEnergies SE	120	7,374
		86,631
Utilities 8.4%
American Electric Power Company, Inc.	141	14,607
Atmos Energy Corporation	73	11,280
Dominion Energy, Inc.	270	15,286
PPL Corporation	366	12,412
Sempra	212	16,082
WEC Energy Group Inc.	90	9,356
		79,023
Materials 4.9%
Anglo American PLC	324	9,566
Avery Dennison Corporation	66	11,525
Barrick Mining Corporation	586	12,191
PPG Industries, Inc.	114	12,961
		46,243
Consumer Discretionary 3.9%
Darden Restaurants, Inc.	43	9,349
Industria de Diseno Textil, S.A.	166	8,620
Industria de Diseno Textil, S.A. - ADR	239	3,120
NIKE, Inc. - Class B	99	7,030
Tractor Supply Company	161	8,511
		36,630
Real Estate 2.5%
Crown Castle Inc.	137	14,036
Weyerhaeuser Company	358	9,196
		23,232
Communication Services 0.9%
T-Mobile US, Inc.	37	8,834
Total Common Stocks (cost $836,111)		922,955
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	31	10,100
Total Preferred Stocks (cost $8,616)		10,100
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.20% (a) (b)	6,276	6,276
Total Short Term Investments (cost $6,276)		6,276
Total Investments 99.8% (cost $851,003)		939,331
Other Assets and Liabilities, Net 0.2%		1,839
Total Net Assets 100.0%		941,170

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,020	144,708	144,452	186	—	—	6,276	0.7
JNL Government Money Market Fund, 4.30% - Class SL	—	9,153	9,153	16	—	—	—	—
	6,020	153,861	153,605	202	—	—	6,276	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	887,508	35,447	—	922,955
Preferred Stocks	—	10,100	—	10,100
Short Term Investments	6,276	—	—	6,276
	893,784	45,547	—	939,331

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.1%
United States of America 57.5%
Agree Realty Corporation	78	5,731
American Healthcare REIT, Inc.	395	14,523
American Homes 4 Rent - Class A	261	9,408
American Tower Corporation	68	14,945
AvalonBay Communities, Inc.	63	12,774
Brookdale Senior Living Inc. (a)	1,271	8,847
Caretrust REIT, Inc.	97	2,966
CBRE Group, Inc. - Class A (a)	36	5,049
Cousins Properties Incorporated	94	2,815
Digital Realty Trust, Inc.	80	14,007
EastGroup Properties, Inc.	66	10,985
EPR Properties	172	10,013
Equinix, Inc.	21	16,335
Essential Properties Realty Trust, Inc.	348	11,094
Essex Property Trust, Inc.	77	21,842
Hudson Pacific Properties, Inc. (a)	1,740	4,769
Independence Realty Trust, Inc.	420	7,433
Iron Mountain Incorporated	191	19,598
Marriott International, Inc. - Class A	31	8,527
Phillips Edison & Company, Inc.	233	8,166
ProLogis Inc.	185	19,416
Public Storage Operating Company	39	11,444
Regency Centers Corporation	202	14,400
Simon Property Group, Inc.	36	5,736
SL Green Realty Corp.	188	11,660
SmartStop Self Storage REIT, Inc.	188	6,812
Tanger Inc.	234	7,158
Welltower Inc.	251	38,515
		324,968
Japan 10.5%
Arealink Co., Ltd.	89	1,492
Daiwa House Industry Co., Ltd	37	1,264
Mitsui Fudosan Co., Ltd.	2,496	24,144
Nippon Building Fund Inc. (b)	8	7,639
ORIX JREIT Inc.	4	5,429
Resorttrust, Inc.	244	2,966
Sumitomo Realty & Development Co., Ltd.	340	13,128
Taisei Corporation	52	3,001
		59,063
Australia 7.1%
Charter Hall Limited	890	11,280
Scentre Group Limited	5,389	12,633
Stockland Corporation Ltd	4,669	16,477
		40,390
France 4.6%
Accor	158	8,280
Clariane (a)	263	1,616
Klepierre	403	15,890
		25,786
Hong Kong 3.5%
Hongkong Land Holdings Limited	2,718	15,686
Swire Properties Limited	1,733	4,327
		20,013
Switzerland 3.2%
PSP Swiss Property AG - Class N	46	8,485
Swiss Prime Site AG - Class N	65	9,680
		18,165
United Kingdom 2.3%
Barratt Redrow PLC	1,145	7,161
Hammerson PLC	1,437	5,902
		13,063
United Arab Emirates 2.0%
Emaar Properties (P.J.S.C)	3,113	11,540
Netherlands 2.0%
CTP N.V.	544	11,440
Singapore 1.5%
Capitaland Group Pte. Ltd.	5,099	8,715
Belgium 1.5%
Aedifica	109	8,489
Germany 1.3%
TAG Immobilien AG	406	7,214
Sweden 1.1%
Cibus Nordic Real Estate AB (publ) (b)	309	6,110
Total Common Stocks (cost $497,784)		554,956
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	10,326	10,326
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	1,147	1,147
Total Short Term Investments (cost $11,473)		11,473
Total Investments 100.1% (cost $509,257)		566,429
Other Assets and Liabilities, Net (0.1)%		(810)
Total Net Assets 100.0%		565,619

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,695	82,194	80,563	61	—	—	10,326	1.8
JNL Government Money Market Fund, 4.30% - Class SL	5,890	27,586	32,329	38	—	—	1,147	0.2
	14,585	109,780	112,892	99	—	—	11,473	2.0

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	JPM	07/02/25	HKD	1,747	222	—
HKD/USD	BOA	07/03/25	HKD	7,956	1,014	—
					1,236	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	324,968	—	—	324,968
Japan	—	59,063	—	59,063
Australia	—	40,390	—	40,390
France	—	25,786	—	25,786
Hong Kong	—	20,013	—	20,013
Switzerland	—	18,165	—	18,165
United Kingdom	—	13,063	—	13,063
United Arab Emirates	—	11,540	—	11,540
Netherlands	—	11,440	—	11,440
Singapore	—	8,715	—	8,715
Belgium	—	8,489	—	8,489
Germany	—	7,214	—	7,214
Sweden	—	6,110	—	6,110
Short Term Investments	11,473	—	—	11,473
	336,441	229,988	—	566,429
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.2%
Financials 23.5%
American International Group, Inc.	228	19,537
Ares Management Corporation - Class A	59	10,226
Everest Group, Ltd.	33	11,199
JPMorgan Chase & Co.	142	41,195
KKR & Co. Inc. - Class A	136	18,054
LPL Financial Holdings Inc.	41	15,201
M&T Bank Corporation	78	15,184
Marsh & Mclennan Companies, Inc.	78	17,131
MetLife, Inc.	230	18,481
Morgan Stanley	125	17,534
Nasdaq, Inc.	156	13,954
Raymond James Financial, Inc.	106	16,284
Regions Financial Corporation	642	15,104
The PNC Financial Services Group, Inc.	87	16,210
		245,294
Health Care 16.9%
AstraZeneca PLC - ADR	166	11,624
Boston Scientific Corporation (a)	139	14,915
Centene Corporation (a)	287	15,568
Elevance Health, Inc.	46	17,970
Gilead Sciences, Inc.	185	20,518
Johnson & Johnson	185	28,217
Merck & Co., Inc.	287	22,690
Pfizer Inc.	795	19,273
UnitedHealth Group Incorporated	81	25,164
		175,939
Industrials 11.8%
3M Company	88	13,312
BAE Systems PLC	367	9,550
Emerson Electric Co.	161	21,407
Fortune Brands Innovations, Inc.	85	4,369
Johnson Controls International Public Limited Company	148	15,572
Knight-Swift Transportation Holdings Inc. - Class A	243	10,766
L3Harris Technologies, Inc.	75	18,802
Middleby Corporation, The (a)	91	13,106
PACCAR Inc	170	16,147
		123,031
Information Technology 11.3%
Adobe Inc. (a)	32	12,348
Amdocs Limited	173	15,824
Broadcom Inc.	46	12,549
Cisco Systems, Inc.	360	24,989
Corning Incorporated	231	12,136
F5, Inc. (a)	44	12,912
NetApp, Inc.	107	11,443
NXP Semiconductors N.V.	73	16,016
		118,217
Energy 8.7%
Antero Resources Corporation (a)	365	14,702
ConocoPhillips	192	17,260
Coterra Energy Inc.	638	16,188
Diamondback Energy, Inc.	75	10,288
Marathon Petroleum Corporation	92	15,352
Targa Resources Corp.	98	17,041
		90,831
Consumer Staples 6.6%
Archer-Daniels-Midland Company	291	15,375
Kenvue Inc.	602	12,591
Keurig Dr Pepper Inc.	404	13,364
Unilever PLC - ADR (b)	185	11,298
US Foods Holding Corp. (a)	206	15,880
		68,508
Utilities 6.1%
American Electric Power Company, Inc.	149	15,474
Atmos Energy Corporation	105	16,247
Sempra	231	17,513
WEC Energy Group Inc.	140	14,605
		63,839
Consumer Discretionary 5.7%
Dick's Sporting Goods, Inc.	65	12,904
Gentex Corporation	566	12,446
H & R Block, Inc.	216	11,877
Industria de Diseno Textil, S.A. - ADR (b)	924	12,063
Starbucks Corporation	107	9,805
		59,095
Communication Services 3.8%
Alphabet Inc. - Class C	222	39,412
Real Estate 2.8%
Crown Castle Inc.	142	14,530
Gaming and Leisure Properties, Inc.	319	14,875
		29,405
Materials 1.0%
Axalta Coating Systems Ltd. (a)	363	10,771
Total Common Stocks (cost $877,464)		1,024,342
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	31	10,142
Total Preferred Stocks (cost $9,243)		10,142
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	4,916	4,916
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	3,288	3,288
Total Short Term Investments (cost $8,204)		8,204
Total Investments 100.0% (cost $894,911)		1,042,688
Other Assets and Liabilities, Net (0.0)%		(247)
Total Net Assets 100.0%		1,042,441

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	13,197	100,646	108,927	222	—	—	4,916	0.5
JNL Government Money Market Fund, 4.30% - Class SL	920	5,851	3,483	15	—	—	3,288	0.3
	14,117	106,497	112,410	237	—	—	8,204	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,014,792	9,550	—	1,024,342
Preferred Stocks	—	10,142	—	10,142
Short Term Investments	8,204	—	—	8,204
	1,022,996	19,692	—	1,042,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 607.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	JPY - Japanese Yen	THB – Thai Baht
AUD - Australian Dollar	DKK - Danish Krone	KRW - South Korean Won	TWD - New Taiwan Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	USD - United States Dollar
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	ZAR - South African Rand
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty
CNY - Chinese Yuan	ILS - Israeli New Shekel	SEK - Swedish Krona
COP - Colombian Peso	INR - Indian Rupee	SGD - Singapore Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	KWCDC - South Korea Three Month Interbank Rate
ADR - American Depositary Receipt	LIBOR - London Interbank Offered Rate
ASX - Australian Securities Exchange	LLC/L.L.C - Limited Liability Companies
BADLAR - Argentina Deposit Rates	MBS - Mortgage-Backed Security
BNS - The Bank of Nova Scotia, Toronto	MCDX - Municipal Bond Credit Index
BRAZIBOR - Brazil Interbank Offred Rate	MEXIBOR - Mexico Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MIBOR - Mumbai Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MICEX - Moscow Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MSCI - Morgan Stanley Capital International
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NVDR - Non-Voting Depository Receipt
CLO - Collateralized Loan Obligation	OAT - Obligations Assimilables du Tresor
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OBFR - Overnight Bank Funding Rate
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PJSC - Private Joint Stock Co.
DIP - Debtor-in-possession	PLC/P.L.C. - Public Limited Company
DUTCHCERT - Dutch Certificate	PRIBOR- Prague Interbank Offered Rate
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	S&P - Standard & Poor's
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 8.5 to 10.5 years	SOFR - Secured Overnight Financing Rates
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 24 to 35 years	SPDR - Standard & Poor's Depositary Receipt
Euro OAT - debt instrument issued by the Republic of Italy with a	STIBOR - Stockholm Interbank Offered Rate
term of 8.5 to 10.5 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TBD - To Be Determined
term of 1.75 to 2.25 years	TIPS - Treasury Inflation Protected Securities
FTSE - Financial Times ad the London Stock Exchange	TONAR - Tokyo Overnight Average Rate
GDR - Global Depositary Receipt	ULC - Unlimited Liability Companies
HIBOR - Hong Kong Interbank Offered Rate	ULSD - Ultra-Low Sulfur Diesel
HICP - Harmonized Index of Consumer Prices	US/U.S. - United States
IBOR - Interbank Offered Rate	WTI - West Texas Intermediate
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	NAT - Natixis
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	NSI - Nomura Securities International, Inc.
BNY – Bank of New York	FED - Federal Reserve Bank	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	RBS - Royal Bank of Scotland
BOA - Bancamerica Securities/Bank of America NA	GSI - Goldman Sachs International	SCB - Standard Chartered Bank
CBA - Commonwealth Bank of Australia	HSB - HSBC Securities Inc.	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	JPM - J.P. Morgan Securities Inc.	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.	WFI - Wells Fargo Investments, LLC
SGS - Societe Generale S.A.

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2025

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$469,128	$—	$—	$—	$—	$—
Investments - affiliated, at value	3,455,540	—	516,449	320,888	1,067,598	609,743	7,693,115
Receivable from:
Investment securities sold	1,366	—	—	—	6	600	—
Fund shares sold	2,989	1,850	1,098	504	1,213	278	22,412
Dividends and interest	17	—	—	—	—	—	—
Adviser	831	76	104	112	340	229	2,610
Other assets	15	2	2	1	5	2	33
Total assets	3,460,758	471,056	517,653	321,505	1,069,162	610,852	7,718,170
Liabilities
Payable for:
Investment securities purchased	—	1,409	230	63	—	—	8,867
Fund shares redeemed	4,355	441	867	441	1,219	878	13,546
Advisory fees	1,402	152	218	156	551	316	3,628
Administrative fees	271	38	41	26	85	49	535
12b-1 fees (Class A)	166	22	25	16	51	29	366
Board of trustee fees	76	3	6	26	18	31	78
Chief compliance officer fees	5	1	1	—	2	1	10
Other expenses	1	—	—	—	—	—	2
Total liabilities	6,276	2,066	1,388	728	1,926	1,304	27,032
Net assets	$3,454,482	$468,990	$516,265	$320,777	$1,067,236	$609,548	$7,691,138
Net assets consist of:
Paid-in capital(b)	$3,247,718	$469,626	$424,759	$359,057	$1,038,710	$678,621	$5,984,490
Total distributable earnings (loss)(b)	206,764	(636)	91,506	(38,280)	28,526	(69,073)	1,706,648
Net assets	$3,454,482	$468,990	$516,265	$320,777	$1,067,236	$609,548	$7,691,138
Net assets - Class A	$3,392,303	$450,961	$504,909	$315,803	$1,041,159	$597,952	$7,530,287
Shares outstanding - Class A	172,585	46,636	31,111	29,575	34,354	29,286	105,566
Net asset value per share - Class A	$19.66	$9.67	$16.23	$10.68	$30.31	$20.42	$71.33
Net assets - Class I	$62,179	$18,029	$11,356	$4,974	$26,077	$11,596	$160,851
Shares outstanding - Class I	2,995	1,841	685	453	841	549	2,202
Net asset value per share - Class I	$20.76	$9.79	$16.58	$10.98	$31.00	$21.11	$73.05
Investments - unaffiliated, at cost	$—	$469,764	$—	$—	$—	$—	$—
Investments - affiliated, at cost	3,248,778	—	424,943	359,168	1,039,072	678,816	5,986,467

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$12,089,080	$1,376,424	$1,417,203	$4,174,804	$1,002,353	$828,608	$2,991,923
Foreign currency	—	—	—	—	—	—	52
Receivable from:
Investment securities sold	5,823	844	1,486	1,870	—	3,222	3,136
Fund shares sold	13,911	1,001	1,011	3,887	3,402	1,270	3,472
Dividends and interest	—	—	—	—	—	—	194
Adviser	2,896	553	737	1,004	57	97	231
Administrator	—	—	—	—	—	1	—
Other assets	54	6	6	19	—	—	—
Total assets	12,111,764	1,378,828	1,420,443	4,181,584	1,005,812	833,198	2,999,008
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	1,740	—	—
Fund shares redeemed	19,734	1,844	2,496	5,757	1,661	4,493	6,608
Advisory fees	5,223	815	1,062	1,873	133	185	367
Administrative fees	822	111	114	317	82	100	365
12b-1 fees (Class A)	581	66	68	201	48	40	143
Board of trustee fees	303	71	61	146	—	—	—
Chief compliance officer fees	17	2	2	6	—	—	—
Other expenses	3	1	—	1	—	—	—
Total liabilities	26,683	2,910	3,803	8,301	3,664	4,818	7,483
Net assets	$12,085,081	$1,375,918	$1,416,640	$4,173,283	$1,002,148	$828,380	$2,991,525
Net assets consist of:
Paid-in capital(b)	$10,070,843	$1,341,393	$1,185,786	$3,368,078	$1,021,787	$805,324	$2,586,014
Total distributable earnings (loss)(b)	2,014,238	34,525	230,854	805,205	(19,639)	23,056	405,511
Net assets	$12,085,081	$1,375,918	$1,416,640	$4,173,283	$1,002,148	$828,380	$2,991,525
Net assets - Class A	$11,907,858	$1,355,234	$1,385,745	$4,107,066	$977,242	$808,187	$2,917,071
Shares outstanding - Class A	223,424	75,022	68,354	88,881	81,650	61,053	153,640
Net asset value per share - Class A	$53.30	$18.06	$20.27	$46.21	$11.97	$13.24	$18.99
Net assets - Class I	$177,223	$20,684	$30,895	$66,217	$24,906	$20,193	$74,454
Shares outstanding - Class I	3,216	1,110	1,479	1,386	1,970	1,492	3,696
Net asset value per share - Class I	$55.10	$18.64	$20.89	$47.77	$12.64	$13.53	$20.14
Investments - affiliated, at cost	$10,074,842	$1,341,899	$1,186,349	$3,369,599	$1,021,992	$805,551	$2,586,420
Foreign currency cost	—	—	—	—	—	—	52

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$3,276,232	$2,281,474	$1,481,031	$565,357	$2,878,702	$1,904,002	$3,511,542
Receivable from:
Investment securities sold	—	—	807	—	1,823	1,706	3,916
Fund shares sold	4,179	2,605	1,965	2,196	491	434	552
Dividends and interest	—	—	—	10	44	17	27
Adviser	212	147	—	—	—	—	—
Other assets	1	—	7	3	13	9	16
Total assets	3,280,624	2,284,226	1,483,810	567,566	2,881,073	1,906,168	3,516,053
Liabilities
Payable to affiliates	—	—	—	—	12	—	—
Payable for:
Investment securities purchased	254	203	—	1,958	—	—	—
Fund shares redeemed	3,926	2,403	2,772	238	2,314	2,141	4,468
Advisory fees	369	266	116	57	207	144	247
Administrative fees	264	184	60	23	116	77	141
12b-1 fees (Class A)	157	109	72	27	140	93	172
Board of trustee fees	—	—	67	28	213	227	300
Chief compliance officer fees	—	—	2	1	4	3	5
Other expenses	—	—	1	—	1	1	1
Total liabilities	4,970	3,165	3,090	2,332	3,007	2,686	5,334
Net assets	$3,275,654	$2,281,061	$1,480,720	$565,234	$2,878,066	$1,903,482	$3,510,719
Net assets consist of:
Paid-in capital(b)	$2,724,980	$2,153,426	$1,176,287	$519,005	$2,382,638	$1,644,529	$2,919,063
Total distributable earnings (loss)(b)	550,674	127,635	304,433	46,229	495,428	258,953	591,656
Net assets	$3,275,654	$2,281,061	$1,480,720	$565,234	$2,878,066	$1,903,482	$3,510,719
Net assets - Class A	$3,192,599	$2,221,714	$1,464,803	$556,578	$2,855,099	$1,894,335	$3,497,288
Shares outstanding - Class A	89,294	82,073	64,161	36,669	125,851	100,582	164,003
Net asset value per share - Class A	$35.75	$27.07	$22.83	$15.18	$22.69	$18.83	$21.32
Net assets - Class I	$83,055	$59,347	$15,917	$8,656	$22,967	$9,147	$13,431
Shares outstanding - Class I	2,232	2,106	681	557	989	474	615
Net asset value per share - Class I	$37.22	$28.17	$23.36	$15.53	$23.23	$19.28	$21.83
Investments - unaffiliated, at cost	$—	$—	$—	$—	$2,242	$—	$—
Investments - affiliated, at cost	2,725,558	2,153,840	1,176,598	519,128	2,381,034	1,645,049	2,919,886

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$—	$4,010,101	$25,244
Investments - affiliated, at value	2,157,502	684,945	4,089,420	1,676,760	3,735,161	92,591	—
Receivable from:
Investment securities sold	1,261	382	3,141	2,130	3,874	—	—
Fund shares sold	2,422	282	1,504	441	2,223	4,037	196
Dividends and interest	6	2	10	6	13	—	—
Adviser	8	8	8	8	8	—	—
Other assets	10	3	19	8	18	18	—
Total assets	2,161,209	685,622	4,094,102	1,679,353	3,741,297	4,106,747	25,440
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	294	193
Fund shares redeemed	3,683	663	4,645	2,570	6,097	3,742	3
Advisory fees	159	65	280	130	260	588	4
Administrative fees	87	28	161	68	149	477	3
12b-1 fees (Class A)	105	34	199	82	183	198	1
Board of trustee fees	126	97	310	194	361	107	—
Chief compliance officer fees	3	1	6	3	6	6	—
Other expenses	1	—	1	1	1	1	—
Total liabilities	4,164	888	5,602	3,048	7,057	5,413	204
Net assets	$2,157,045	$684,734	$4,088,500	$1,676,305	$3,734,240	$4,101,334	$25,236
Net assets consist of:
Paid-in capital(a)	$1,609,984	$623,578	$3,070,388	$1,419,104	$2,970,741	$3,666,358	$24,292
Total distributable earnings (loss)(a)	547,061	61,156	1,018,112	257,201	763,499	434,976	944
Net assets	$2,157,045	$684,734	$4,088,500	$1,676,305	$3,734,240	$4,101,334	$25,236
Net assets - Class A	$2,141,463	$681,760	$4,065,279	$1,672,353	$3,727,341	$4,046,129	$25,235
Shares outstanding - Class A	49,745	40,600	117,936	76,515	132,567	132,690	2,394
Net asset value per share - Class A	$43.05	$16.79	$34.47	$21.86	$28.12	$30.49	$10.54
Net assets - Class I	$15,582	$2,974	$23,221	$3,952	$6,899	$55,205	$1
Shares outstanding - Class I	354	173	658	177	240	1,768	—
Net asset value per share - Class I	$44.07	$17.15	$35.28	$22.37	$28.79	$31.22	$10.56
Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$3,572,605	$24,300
Investments - affiliated, at cost	1,610,441	623,789	3,071,308	1,419,559	2,971,662	95,111	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets
Investments - unaffiliated, at value	$2,376,851	$373,804	$207,740	$338,031	$2,081,080	$562,725	$954,166
Investments - affiliated, at value	95,973	10,804	9,075	22,756	3,270	6,624	7,490
Cash	—	—	—	—	185	19	176
Receivable from:
Investment securities sold	1,899	101	—	—	888	261	—
Fund shares sold	567	230	184	130	1,519	1,643	206
Dividends and interest	—	86	22	49	3,896	580	1,417
Securities lending income	—	19	10	20	37	5	14
Administrator	—	—	—	—	6	2	4
Securities lending agent	—	—	—	2,013	—	4,011	2,806
Other assets	12	1	1	1	9	2	5
Total assets	2,475,302	385,045	217,032	363,000	2,090,890	575,872	966,284
Liabilities
Cash overdraft	—	6	—	—	—	—	—
Payable for:
Investment securities purchased	—	—	181	—	—	—	—
Return of securities loaned	—	10,804	8,812	24,579	3,270	10,635	9,602
Fund shares redeemed	2,465	437	275	546	2,404	1,307	845
Advisory fees	369	60	34	55	315	91	154
Administrative fees	299	45	25	41	252	68	116
12b-1 fees (Class A)	120	18	10	16	99	27	45
Board of trustee fees	95	10	6	12	100	10	19
Chief compliance officer fees	4	—	—	—	3	1	2
Other expenses	1	—	—	—	1	—	—
Total liabilities	3,353	11,380	9,343	25,249	6,444	12,139	10,783
Net assets	$2,471,949	$373,665	$207,689	$337,751	$2,084,446	$563,733	$955,501
Net assets consist of:
Paid-in capital(a)	$2,347,721	$271,991	$183,148	$263,391	$1,816,354	$533,959	$862,315
Total distributable earnings (loss)(a)	124,228	101,674	24,541	74,360	268,092	29,774	93,186
Net assets	$2,471,949	$373,665	$207,689	$337,751	$2,084,446	$563,733	$955,501
Net assets - Class A	$2,443,900	$363,130	$199,650	$328,445	$2,021,363	$540,749	$916,430
Shares outstanding - Class A	99,794	20,800	15,338	21,766	114,423	38,286	57,851
Net asset value per share - Class A	$24.49	$17.46	$13.02	$15.09	$17.67	$14.12	$15.84
Net assets - Class I	$28,049	$10,535	$8,039	$9,306	$63,083	$22,984	$39,071
Shares outstanding - Class I	1,119	599	613	614	3,455	1,574	2,386
Net asset value per share - Class I	$25.07	$17.58	$13.12	$15.16	$18.26	$14.60	$16.37
Investments - unaffiliated, at cost	$2,250,253	$328,502	$198,795	$307,118	$1,812,988	$532,951	$860,980
Investments - affiliated, at cost	98,343	10,804	9,075	22,756	3,270	6,624	7,490
Securities on loan included in
Investments - unaffiliated, at value	—	16,387	10,220	27,524	212,288	27,897	39,231

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL Bond Index Fund		JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Assets
Investments - unaffiliated, at value		$1,019,699		$830,637		$2,952,033		$3,267,623		$2,266,936	$933,872	$1,223,761
Investments - affiliated, at value		43,204		12,761		47,759		18,337		51,863	202,740	18,157
Purchased options, at value		—		—		—		—		—	29	—
Forward foreign currency contracts		—		—		710		—		—	22	—
Variation margin on futures/futures options contracts		—		28		54		15		15	73	—
OTC swap agreements		—		—		—		—		—	1,543	—
Cash		—		—		836		487		112	11,616	—
Cash collateral segregated for short sales		—		—		—		—		—	6,488	—
Foreign currency		—		1,634		6,717		—		—	6	2,592
Receivable from:
Investment securities sold		23,892		—		—		—		9,477	7,028	1,047
Fund shares sold		3,402		1,270		3,472		4,185		2,606	289	1,049
Dividends and interest		7,764		2,809		14,737		3,264		2,649	2,656	3,658
Securities lending income		2		—		—		15		38	—	6
Adviser		108		37		257		319		222	162	—
Securities lending agent		—		—		—		—		72	—	—
Deposits with brokers and counterparties		—		549		2,947		1,599		1,002	6,127	—
Other assets		5		6		10		16		12	71	333
Total assets		1,098,076		849,731		3,029,532		3,295,860		2,335,004	1,172,722	1,250,603
Liabilities
Cash overdraft		—		—		—		—		—	—	377
Securities sold short, at value		—		—		—		—		—	255,683	—
Forward sales commitments, at value		9,619		—		—		—		—	—	—
Written options, at value		—		—		—		—		—	61	—
Forward foreign currency contracts		—		—		145		—		—	256	—
Variation margin on futures/futures options contracts		—		3		60		6		—	36	—
OTC swap agreements		—		—		—		—		—	1,352	—
Deferred foreign capital gains tax liability		—		9,866		—		—		—	—	4,219
Payable to affiliates		—		—		—		—		—	19	—
Payable for:
Investment securities purchased		64,117		—		24		—		9,408	9,783	265
Return of securities loaned		1,896		4,227		15,771		4,556		33,179	96	8,396
Dividends/interest on securities sold short		—		—		—		—		—	323	—
Interest expense and brokerage charges		—		—		—		—		—	133	—
Fund shares redeemed		1,661		4,494		6,608		3,927		2,404	239	2,331
Advisory fees		166		134		489		532		370	878	758
Administrative fees		—		—		—		—		—	147	149
12b-1 fees (Class A)		—		—		—		—		—	10	29
Board of trustee fees		93		51		138		165		142	69	123
Chief compliance officer fees		2		1		3		5		4	1	2
Other expenses		10		31		62		147		102	2	15
Total liabilities		77,564		18,807		23,300		9,338		45,609	269,088	16,664
Net assets		$1,020,512		$830,924		$3,006,232		$3,286,522		$2,289,395	$903,634	$1,233,939
Net assets consist of:
Paid-in capital(a)		$1,095,417		$790,164		$2,204,263		$2,947,308		$2,267,519	$819,335	$1,146,411
Total distributable earnings (loss)(a)		(74,905)		40,760		801,969		339,214		21,876	84,299	87,528
Net assets		$1,020,512		$830,924		$3,006,232		$3,286,522		$2,289,395	$903,634	$1,233,939
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$199,240	$589,880
Shares outstanding - Class A		N/A		N/A		N/A		N/A		N/A	14,565	58,930
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$13.68	$10.01
Net assets - Class I		$1,020,512		$830,924		$3,006,232		$3,286,522		$2,289,395	$704,394	$644,059
Shares outstanding - Class I		105,047		82,881		256,871		273,251		216,842	50,376	64,120
Net asset value per share - Class I		$9.71		$10.03		$11.70		$12.03		$10.56	$13.98	$10.04
Investments - unaffiliated, at cost		$1,094,474		$780,383		$2,290,496		$2,931,288		$2,256,881	$809,561	$1,068,875
Investments - affiliated, at cost		43,204		12,761		47,759		18,337		46,196	202,740	18,157
Purchased options, at cost		—		—		—		—		—	39	—
Foreign currency cost		—		1,624		6,692		—		—	4	2,565
Proceeds from securities sold short		—		—		—		—		—	215,422	—
Proceeds from forward sales commitments		9,489		—		—		—		—	—	—
Premiums from written options		—		—		—		—		—	78	—
Securities on loan included in
Investments - unaffiliated, at value		2,106		7,236		72,227		50,268		100,360	2,743	20,536

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$943,728	$673,431	$1,198,366	$2,286,172	$1,730,213	$1,184,250		$532,425
Investments - affiliated, at value	33,314	10,409	50,120	75,604	66,129	34,799		871
Variation margin on futures/futures options contracts	—	—	—	—	—	—		8
Cash	15,662	140	257	7	65	—		109
Foreign currency	—	13,069	—	—	—	—		—
Receivable from:
Investment securities sold	54,129	2,513	1,017	11,808	11,841	2,505		1,040
Fund shares sold	1,513	1,238	993	1,714	1,560	1,861		617
Dividends and interest	5,613	1,288	866	490	1,114	1,654		269
Securities lending income	—	52	4	68	10	8		—
Adviser	—	—	—	—	—	—		73
Administrator	—	—	—	—	—	—		26
Securities lending agent	—	—	—	—	3,040	—		175
Deposits with brokers and counterparties	—	—	—	—	—	—		148
Other assets	12	272	6	11	9	6		2
Total assets	1,053,971	702,412	1,251,629	2,375,874	1,813,981	1,225,083		535,763
Liabilities
Deferred foreign capital gains tax liability	—	1,259	—	—	—	—		—
Payable to affiliates	—	—	3	—	—	—		—
Payable for:
Investment securities purchased	45,176	3,993	5,407	3,439	7,397	877		105
Return of securities loaned	—	—	3,880	34,922	18,940	—		292
Fund shares redeemed	1,268	2,901	889	3,224	1,824	3,598		704
Advisory fees	392	420	634	1,055	959	512		86
Administrative fees	124	84	151	187	144	146		43
12b-1 fees (Class A)	49	22	22	89	62	5		—
Board of trustee fees	73	38	44	115	93	7		5
Chief compliance officer fees	2	1	2	3	3	2		1
Other expenses	—	14	—	1	—	—		25
Total liabilities	47,084	8,732	11,032	43,035	29,422	5,147		1,261
Net assets	$1,006,887	$693,680	$1,240,597	$2,332,839	$1,784,559	$1,219,936		$534,502
Net assets consist of:
Paid-in capital(a)	$1,034,532	$653,328	$1,120,991	$2,052,581	$1,635,924	$1,008,878		$336,499
Total distributable earnings (loss)(a)	(27,645)	40,352	119,606	280,258	148,635	211,058		198,003
Net assets	$1,006,887	$693,680	$1,240,597	$2,332,839	$1,784,559	$1,219,936		$534,502
Net assets - Class A	$986,917	$443,204	$445,963	$1,817,532	$1,256,348	$98,561	$	N/A
Shares outstanding - Class A	72,732	32,849	21,774	42,766	59,767	5,615		N/A
Net asset value per share - Class A	$13.57	$13.49	$20.48	$42.50	$21.02	$17.55	$	N/A
Net assets - Class I	$19,970	$250,476	$794,634	$515,307	$528,211	$1,121,375		$534,502
Shares outstanding - Class I	1,441	18,337	38,014	11,297	24,614	63,307		19,134
Net asset value per share - Class I	$13.85	$13.66	$20.90	$45.62	$21.46	$17.71		$27.93
Investments - unaffiliated, at cost	$971,243	$549,583	$1,078,867	$2,005,920	$1,582,333	$973,192		$334,887
Investments - affiliated, at cost	33,314	10,409	50,120	75,604	66,129	34,799		545
Foreign currency cost	—	12,952	—	—	—	—		—
Securities on loan included in
Investments - unaffiliated, at value	—	23,554	3,989	88,073	34,553	—		451

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Assets
Investments - unaffiliated, at value	$23,972	$416,006	$2,388,774	$708,800	$4,710,468	$2,310,018	$1,565,016
Investments - affiliated, at value	762	28,821	302,828	71,788	681	17,214	2,406
Purchased options, at value	—	—	11,435	—	—	—	—
Forward foreign currency contracts	106	—	8,056	—	—	—	—
Variation margin on futures/futures options contracts	—	127	2,948	—	—	—	—
Variation margin on swap agreements	—	—	2,005	—	—	—	—
OTC swap agreements	—	—	1,157	—	—	—	—
OTC swap premiums paid	—	—	449	—	—	—	—
Cash	2	68	1,325	189	826	—	188
Cash collateral segregated for short sales	—	—	13	—	—	—	—
Foreign currency	28	—	9,338	—	—	1,699	—
Receivable from:
Investment securities sold	—	—	12,458	—	8,745	14,556	14,939
Fund shares sold	9	513	653	405	5,931	2,656	5,568
Dividends and interest	25	404	12,861	1,312	501	4,788	216
Securities lending income	—	—	41	12	1	—	1
Adviser	—	—	—	—	120	—	—
Securities lending agent	—	239	629	—	—	—	—
Deposits with brokers and counterparties	—	1,830	51,959	—	—	—	—
Other assets	—	2	29	3	22	10	7
Total assets	24,904	448,010	2,806,958	782,509	4,727,295	2,350,941	1,588,341
Liabilities
Written options, at value	—	—	8,129	—	—	—	—
Forward foreign currency contracts	150	—	5,187	—	—	—	—
Variation margin on futures/futures options contracts	—	—	2,664	—	—	—	—
Variation margin on swap agreements	—	—	863	—	—	—	—
OTC swap agreements	—	—	6,489	—	—	—	—
OTC swap premiums received	—	—	233	—	—	—	—
Deferred foreign capital gains tax liability	12	—	34	—	—	—	—
Payable to affiliates	4	—	931	110	8	—	—
Payable for:
Investment securities purchased	—	—	56,665	—	2,396	10,445	2,858
Deposits from counterparties	—	—	1,259	—	—	—	—
Return of securities loaned	—	1,962	57,663	58,640	—	—	161
Fund shares redeemed	6	307	4,140	1,310	12,666	3,694	3,895
Advisory fees	13	144	1,242	325	1,724	955	610
Administrative fees	3	54	322	90	360	283	190
12b-1 fees (Class A)	1	21	129	35	203	51	42
Board of trustee fees	—	22	179	70	212	80	33
Chief compliance officer fees	—	1	4	1	7	3	2
Other expenses	3	—	787	—	1	1	1
Total liabilities	192	2,511	146,920	60,581	17,577	15,512	7,792
Net assets	$24,712	$445,499	$2,660,038	$721,928	$4,709,718	$2,335,429	$1,580,549
Net assets consist of:
Paid-in capital(a)	$21,568	$348,708	$2,400,217	$706,023	$2,576,172	$1,665,139	$886,073
Total distributable earnings (loss)(a)	3,144	96,791	259,821	15,905	2,133,546	670,290	694,476
Net assets	$24,712	$445,499	$2,660,038	$721,928	$4,709,718	$2,335,429	$1,580,549
Net assets - Class A	$23,827	$435,822	$2,639,654	$711,586	$4,155,402	$1,036,439	$854,478
Shares outstanding - Class A	1,956	23,441	132,797	52,095	42,342	46,428	28,780
Net asset value per share - Class A	$12.18	$18.59	$19.88	$13.66	$98.14	$22.32	$29.69
Net assets - Class I	$885	$9,677	$20,384	$10,342	$554,316	$1,298,990	$726,071
Shares outstanding - Class I	72	511	997	736	5,307	56,123	23,907
Net asset value per share - Class I	$12.30	$18.93	$20.45	$14.04	$104.45	$23.15	$30.37
Investments - unaffiliated, at cost	$20,773	$320,068	$2,160,073	$692,945	$2,576,919	$1,975,768	$870,540
Investments - affiliated, at cost	762	28,821	303,925	71,788	681	17,214	2,406
Purchased options, at cost	—	—	11,380	—	—	—	—
Foreign currency cost	27	—	9,308	—	—	1,700	—
Premiums from written options	—	—	8,926	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	2,460	68,657	57,331	—	—	10,369

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets
Investments - unaffiliated, at value	$86,346	$480,799	$1,292,389	$636,979	$2,568,598	$311,676	$1,474,585
Investments - affiliated, at value	98	7,796	3,981	4,059	65,746	6,863	18,473
Forward foreign currency contracts	—	—	—	—	11	—	—
Variation margin on futures/futures options contracts	—	20	—	—	1,010	—	—
OTC swap agreements	—	—	—	—	—	—	51,772
Cash	260	102	277	126	2,601	13	201
Foreign currency	—	995	—	—	466	—	—
Receivable from:
Investment securities sold	10	1	641	126	8,812	—	984
Fund shares sold	30	588	325	891	3,067	501	2,246
Dividends and interest	254	1,207	665	384	17,278	4,313	8,698
Securities lending income	—	13	2	6	9	8	—
Administrator	—	1	2	1	—	—	—
Deposits with brokers and counterparties	—	108	—	—	9,260	—	48,497
Other assets	—	1	6	3	13	1	8
Total assets	86,998	491,631	1,298,288	642,575	2,676,871	323,375	1,605,464
Liabilities
Variation margin on futures/futures options contracts	—	8	—	—	667	—	—
OTC swap agreements	—	—	—	—	—	—	303
Payable for:
Investment securities purchased	20	2,530	—	—	16,490	1,799	6,709
Deposits from counterparties	—	—	—	—	—	—	48,497
Return of securities loaned	—	2,294	1,230	4,033	5,346	1,832	—
Fund shares redeemed	59	1,330	1,287	1,040	2,314	342	1,966
Advisory fees	42	170	410	271	801	162	666
Administrative fees	11	57	104	77	216	39	188
12b-1 fees (Class A)	4	22	61	30	80	6	75
Board of trustee fees	5	4	57	10	291	48	61
Chief compliance officer fees	—	1	2	1	4	—	2
Other expenses	—	—	—	—	1	—	—
Total liabilities	141	6,416	3,151	5,462	26,210	4,228	58,467
Net assets	$86,857	$485,215	$1,295,137	$637,113	$2,650,661	$319,147	$1,546,997
Net assets consist of:
Paid-in capital(a)	$107,330	$390,744	$715,233	$608,602	$2,741,705	$338,265	$1,526,284
Total distributable earnings (loss)(a)	(20,473)	94,471	579,904	28,511	(91,044)	(19,118)	20,713
Net assets	$86,857	$485,215	$1,295,137	$637,113	$2,650,661	$319,147	$1,546,997
Net assets - Class A	$83,336	$450,897	$1,254,100	$605,005	$1,630,752	$126,056	$1,519,644
Shares outstanding - Class A	8,408	32,497	41,190	47,068	120,852	9,892	54,681
Net asset value per share - Class A	$9.91	$13.88	$30.45	$12.85	$13.49	$12.74	$27.79
Net assets - Class I	$3,521	$34,318	$41,037	$32,108	$1,019,909	$193,091	$27,353
Shares outstanding - Class I	351	2,452	1,242	2,449	68,787	15,124	963
Net asset value per share - Class I	$10.03	$14.00	$33.05	$13.11	$14.83	$12.77	$28.39
Investments - unaffiliated, at cost	$89,503	$392,497	$712,484	$608,467	$2,665,147	$330,794	$1,505,340
Investments - affiliated, at cost	98	7,796	3,981	4,059	65,746	6,863	18,473
Foreign currency cost	—	991	—	—	447	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	27,721	3,203	12,311	5,750	1,779	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund
Assets
Investments - unaffiliated, at value	$1,807,274	$1,097,622	$1,505,112	$503,953	$1,374,646	$4,955,615	$868,349
Investments - affiliated, at value	51,254	—	28,457	20,061	44,780	23,864	8,461
Repurchase agreements, at value	—	1,499,000	—	—	—	—	—
Purchased options, at value	—	—	665	—	—	—	—
Variation margin on futures/futures options contracts	2,155	—	202	—	—	120	—
OTC swap agreements	—	—	97	—	—	—	—
OTC swap premiums paid	—	—	436	—	—	—	—
Cash	160	1,976	1,961	254	743	889	266
Foreign currency	—	—	10	1,312	—	—	34
Receivable from:
Investment securities sold	—	—	71,839	118	—	—	280
Fund shares sold	1,437	16,791	1,663	208	964	3,994	1,136
Dividends and interest	8,815	4,198	13,425	2,546	13,185	6,191	3,129
Securities lending income	—	—	12	10	10	1	1
Adviser	—	—	21	—	—	—	—
Securities lending agent	—	—	—	—	—	44	—
Deposits with brokers and counterparties	11,646	—	2,203	—	—	1,895	—
Other assets	9	10	7	2	7	23	576
Total assets	1,882,750	2,619,597	1,626,110	528,464	1,434,335	4,992,636	882,232
Liabilities
Forward sales commitments, at value	—	—	369	—	—	—	—
Written options, at value	—	—	97	—	—	—	—
Variation margin on futures/futures options contracts	252	—	—	—	—	—	—
Variation margin on swap agreements	—	—	76	—	—	—	—
OTC swap agreements	—	—	156	—	—	—	—
OTC swap premiums received	—	—	164	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	13,531
Payable to affiliates	—	—	—	147	53	—	229
Payable for:
Investment securities purchased	—	52,520	150,551	—	5,489	—	450
Deposits from counterparties	—	—	2,275	—	—	—	—
Return of securities loaned	—	—	11,262	15,363	21,833	44	—
Fund shares redeemed	789	14,362	911	1,481	1,357	9,832	1,436
Advisory fees	650	327	449	293	602	1,008	611
Administrative fees	152	210	119	63	114	571	105
12b-1 fees (Class A)	35	123	39	25	69	242	22
Dividends	—	7,941	—	—	—	—	—
Board of trustee fees	101	138	89	47	136	338	20
Chief compliance officer fees	3	4	2	1	2	7	1
Other expenses	1	1	—	—	—	2	6
Total liabilities	1,983	75,626	166,559	17,420	29,655	12,044	16,411
Net assets	$1,880,767	$2,543,971	$1,459,551	$511,044	$1,404,680	$4,980,592	$865,821
Net assets consist of:
Paid-in capital(a)	$2,036,992	$2,543,821	$1,525,629	$475,843	$1,360,207	$4,288,284	$795,732
Total distributable earnings (loss)(a)	(156,225)	150	(66,078)	35,201	44,473	692,308	70,089
Net assets	$1,880,767	$2,543,971	$1,459,551	$511,044	$1,404,680	$4,980,592	$865,821
Net assets - Class A	$714,305	$2,475,575	$791,631	$505,888	$1,396,732	$4,942,045	$435,804
Shares outstanding - Class A	63,253	2,475,424	62,556	24,608	82,408	111,809	27,918
Net asset value per share - Class A	$11.29	$1.00	$12.65	$20.56	$16.95	$44.20	$15.61
Net assets - Class I	$1,166,462	$68,396	$667,920	$5,156	$7,948	$38,547	$430,017
Shares outstanding - Class I	101,404	68,400	50,973	245	481	852	26,919
Net asset value per share - Class I	$11.50	$1.00	$13.10	$21.06	$16.51	$45.24	$15.97
Investments - unaffiliated, at cost	$1,975,642	$1,097,622	$1,572,614	$468,802	$1,330,182	$4,264,282	$784,947
Investments - affiliated, at cost	51,254	—	28,457	20,061	44,780	23,864	8,461
Repurchase agreements, at cost	—	1,499,000	—	—	—	—	—
Purchased options, at cost	—	—	814	—	—	—	—
Foreign currency cost	—	—	9	1,295	—	—	34
Proceeds from forward sales commitments	—	—	366	—	—	—	—
Premiums from written options	—	—	132	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	11,478	26,947	14,968	43	3,178

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$796,497	$1,398,723	$1,600,923	$840,775	$894,205	$3,419,975	$59,528
Investments - affiliated, at value	20,256	14,684	8,005	74,722	40,646	25,090	908
Purchased options, at value	—	—	—	—	12,175	—	1,040
Forward foreign currency contracts	—	—	—	441	—	—	—
Variation margin on futures/futures options contracts	—	—	—	978	332	—	2
Cash	331	105	378	2,871	311	2,294	17
Foreign currency	18	509	18	715	—	—	—
Receivable from:
Investment securities sold	—	—	492	1,963	36,126	2,934	7,009
Fund shares sold	548	1,106	1,241	97	918	9,987	105
Dividends and interest	1,605	3,025	324	7,899	555	274	17
Securities lending income	1	28	17	30	—	127	—
Deposits with brokers and counterparties	—	—	—	897	3,133	—	29
Other assets	3	7	8	7	4	16	—
Total assets	819,259	1,418,187	1,611,406	931,395	988,405	3,460,697	68,655
Liabilities
Written options, at value	—	—	—	—	12,315	—	1,058
Forward foreign currency contracts	—	—	—	372	—	—	—
Variation margin on futures/futures options contracts	—	—	—	169	—	—	—
Deferred foreign capital gains tax liability	—	6,854	—	245	—	—	—
Payable to affiliates	163	992	—	440	—	—	—
Payable for:
Investment securities purchased	—	—	2,472	1,936	81,710	—	7,300
Return of securities loaned	—	3,009	1,434	13,703	—	18,573	—
Fund shares redeemed	904	2,817	2,362	1,077	1,441	5,701	14
Advisory fees	347	563	810	442	366	1,344	24
Administrative fees	99	169	129	110	110	274	7
12b-1 fees (Class A)	19	68	78	45	42	155	2
Board of trustee fees	26	131	84	119	18	119	—
Chief compliance officer fees	1	2	2	1	1	5	—
Other expenses	1	6	—	12	—	1	6
Total liabilities	1,560	14,611	7,371	18,671	96,003	26,172	8,411
Net assets	$817,699	$1,403,576	$1,604,035	$912,724	$892,402	$3,434,525	$60,244
Net assets consist of:
Paid-in capital(a)	$678,096	$784,396	$1,346,634	$898,029	$639,618	$2,885,904	$54,976
Total distributable earnings (loss)(a)	139,603	619,180	257,401	14,695	252,784	548,621	5,268
Net assets	$817,699	$1,403,576	$1,604,035	$912,724	$892,402	$3,434,525	$60,244
Net assets - Class A	$384,109	$1,383,560	$1,581,508	$909,835	$858,569	$3,187,418	$35,034
Shares outstanding - Class A	21,992	43,683	42,715	56,334	51,206	42,927	3,397
Net asset value per share - Class A	$17.47	$31.67	$37.02	$16.15	$16.77	$74.25	$10.31
Net assets - Class I	$433,590	$20,016	$22,527	$2,889	$33,833	$247,107	$25,210
Shares outstanding - Class I	24,259	610	573	175	1,986	3,169	2,440
Net asset value per share - Class I	$17.87	$32.82	$39.32	$16.50	$17.04	$77.97	$10.33
Investments - unaffiliated, at cost	$657,014	$772,902	$1,343,522	$832,489	$640,836	$2,871,354	$54,228
Investments - affiliated, at cost	20,256	14,684	8,005	74,768	40,646	25,090	908
Purchased options, at cost	—	—	—	—	12,261	—	1,053
Foreign currency cost	18	508	18	668	—	—	—
Premiums from written options	—	—	—	—	11,755	—	1,036
Securities on loan included in
Investments - unaffiliated, at value	4,457	2,885	47,675	19,494	—	17,150	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
Assets
Investments - unaffiliated, at value	$1,247,209	$1,559,227	$463,383	$877,042	$694,197	$848,795	$1,357,686
Investments - affiliated, at value	38,214	21,572	8,080	—	7,425	1,558	3,166
Variation margin on futures/futures options contracts	—	—	—	—	84	27	—
Cash	—	668	—	—	4,796	20	225
Foreign currency	—	41	1	133	—	—	—
Receivable from:
Investment securities sold	3,693	2,165	1	3,793	3,303	1,613	3,744
Fund shares sold	2,417	558	24	774	1,735	1,357	1,741
Dividends and interest	5,916	1,212	891	1,989	7,644	178	396
Securities lending income	—	—	1	11	1	1	3
Administrator	—	—	—	—	—	1	1
Securities lending agent	—	—	—	—	—	330	40
Deposits with brokers and counterparties	—	—	—	—	1,615	288	598
Other assets	6	8	2	4	2	3	7
Total assets	1,297,455	1,585,451	472,383	883,746	720,802	854,171	1,367,607
Liabilities
Cash overdraft	—	—	38	39	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	99	—	33
Payable for:
Investment securities purchased	3,685	76	—	—	10,118	—	—
Return of securities loaned	—	—	—	—	3,602	508	1,651
Fund shares redeemed	2,648	4,005	193	2,060	779	1,890	2,321
Advisory fees	302	614	230	391	201	123	200
Administrative fees	105	127	57	106	86	100	167
12b-1 fees (Class A)	45	49	7	26	24	41	66
Board of trustee fees	107	88	10	63	12	12	58
Chief compliance officer fees	2	2	1	1	1	1	2
Other expenses	—	1	—	—	—	20	35
Total liabilities	6,894	4,962	536	2,686	14,922	2,695	4,533
Net assets	$1,290,561	$1,580,489	$471,847	$881,060	$705,880	$851,476	$1,363,074
Net assets consist of:
Paid-in capital(a)	$1,410,879	$1,240,325	$386,770	$506,572	$704,222	$630,886	$975,097
Total distributable earnings (loss)(a)	(120,318)	340,164	85,077	374,488	1,658	220,590	387,977
Net assets	$1,290,561	$1,580,489	$471,847	$881,060	$705,880	$851,476	$1,363,074
Net assets - Class A	$922,776	$991,934	$134,712	$526,607	$483,231	$836,641	$1,346,611
Shares outstanding - Class A	67,534	51,200	8,042	24,917	47,061	28,856	27,530
Net asset value per share - Class A	$13.66	$19.37	$16.75	$21.13	$10.27	$28.99	$48.92
Net assets - Class I	$367,785	$588,555	$337,135	$354,453	$222,649	$14,835	$16,463
Shares outstanding - Class I	25,094	29,492	20,005	16,498	21,517	538	323
Net asset value per share - Class I	$14.66	$19.96	$16.85	$21.48	$10.35	$27.59	$51.03
Investments - unaffiliated, at cost	$1,367,528	$1,219,190	$435,540	$557,132	$688,402	$628,381	$969,792
Investments - affiliated, at cost	38,214	21,572	8,080	—	7,425	1,558	3,166
Foreign currency cost	—	37	1	133	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	—	14,907	3,532	803	9,320

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund
Assets
Investments - unaffiliated, at value	$401,805	$1,272,023	$1,559,743	$1,579,807	$2,664,688	$318,437	$7,115,695
Investments - affiliated, at value	3,958	11,990	9,531	24,754	3,380	2,904	31,643
Variation margin on futures/futures options contracts	17	76	5	77	27	17	348
Cash	230	82	807	174	77	96	1,468
Receivable from:
Investment securities sold	—	—	—	—	3,085	479	11,176
Fund shares sold	338	612	1,680	1,869	4,464	745	9,468
Dividends and interest	848	505	644	700	1,959	144	1,224
Securities lending income	1	—	4	2	6	—	149
Administrator	—	1	1	1	1	—	5
Deposits with brokers and counterparties	203	810	1,148	587	352	197	3,025
Other assets	2	6	8	7	14	1	33
Total assets	407,402	1,286,105	1,573,571	1,607,978	2,678,053	323,020	7,174,234
Liabilities
Variation margin on futures/futures options contracts	—	—	75	—	—	1	—
Payable for:
Investment securities purchased	—	—	—	—	—	479	—
Return of securities loaned	1,934	—	1,371	867	3,380	455	15,527
Fund shares redeemed	483	1,540	2,277	5,486	3,182	502	20,235
Advisory fees	64	185	230	228	382	49	918
Administrative fees	50	154	195	193	328	38	780
12b-1 fees (Class A)	19	61	77	77	129	15	342
Board of trustee fees	7	57	95	59	153	4	150
Chief compliance officer fees	1	2	2	2	4	—	10
Other expenses	11	57	42	38	72	7	81
Total liabilities	2,569	2,056	4,364	6,950	7,630	1,550	38,043
Net assets	$404,833	$1,284,049	$1,569,207	$1,601,028	$2,670,423	$321,470	$7,136,191
Net assets consist of:
Paid-in capital(a)	$368,363	$735,038	$1,455,984	$1,110,323	$1,716,650	$265,998	$3,920,672
Total distributable earnings (loss)(a)	36,470	549,011	113,223	490,705	953,773	55,472	3,215,519
Net assets	$404,833	$1,284,049	$1,569,207	$1,601,028	$2,670,423	$321,470	$7,136,191
Net assets - Class A	$396,439	$1,257,698	$1,547,438	$1,573,253	$2,638,228	$312,632	$7,009,603
Shares outstanding - Class A	21,717	22,865	40,723	57,830	60,802	13,840	105,274
Net asset value per share - Class A	$18.25	$55.01	$38.00	$27.20	$43.39	$22.59	$66.58
Net assets - Class I	$8,394	$26,351	$21,769	$27,775	$32,195	$8,838	$126,588
Shares outstanding - Class I	448	466	550	995	721	381	1,820
Net asset value per share - Class I	$18.74	$56.53	$39.55	$27.92	$44.63	$23.20	$69.56
Investments - unaffiliated, at cost	$365,360	$723,382	$1,446,423	$1,095,112	$1,710,896	$263,062	$3,901,652
Investments - affiliated, at cost	3,958	11,990	9,531	19,151	3,380	2,904	31,643
Securities on loan included in
Investments - unaffiliated, at value	4,583	—	1,339	2,454	8,567	1,244	49,401

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund
Assets
Investments - unaffiliated, at value	$149,393	$8,655,359	$189,306	$16,487,709	$4,900,379	$662,651	$862,696
Investments - affiliated, at value	859	51,863	914	287,434	23,595	6,209	6,178
Forward foreign currency contracts	—	—	—	—	—	—	20
Variation margin on futures/futures options contracts	—	350	8	716	92	16	35
Cash	1	2,946	225	3,654	1,449	268	856
Foreign currency	—	—	—	—	—	—	948
Receivable from:
Investment securities sold	—	—	—	1,630	578	—	—
Fund shares sold	120	24,430	624	27,564	4,862	806	450
Dividends and interest	107	1,466	744	8,313	2,636	683	3,272
Securities lending income	—	1	—	175	13	—	3
Administrator	—	7	—	—	—	1	1
Securities lending agent	—	—	551	—	933	—	—
Deposits with brokers and counterparties	109	3,858	113	10,162	1,337	324	607
Other assets	1	39	1	72	23	3	3
Total assets	150,590	8,740,319	192,486	16,827,429	4,935,897	670,961	875,069
Liabilities
Forward foreign currency contracts	—	—	—	—	—	—	1
Variation margin on futures/futures options contracts	1	—	1	15	11	—	5
Payable to affiliates	—	—	—	—	—	—	184
Payable for:
Investment securities purchased	90	—	—	—	—	3,285	—
Return of securities loaned	—	—	1,186	845,688	7,662	—	278
Fund shares redeemed	320	15,533	609	24,572	9,010	4,551	1,988
Advisory fees	26	1,111	32	1,274	613	101	129
Administrative fees	18	947	24	1,169	562	81	105
12b-1 fees (Class A)	7	417	9	778	237	32	42
Board of trustee fees	3	159	5	445	568	10	89
Chief compliance officer fees	—	12	—	23	7	1	1
Other expenses	4	665	4	739	113	15	13
Total liabilities	469	18,844	1,870	874,703	18,783	8,076	2,835
Net assets	$150,121	$8,721,475	$190,616	$15,952,726	$4,917,114	$662,885	$872,234
Net assets consist of:
Paid-in capital(a)	$140,749	$4,898,415	$202,191	$6,408,726	$3,391,540	$604,865	$600,759
Total distributable earnings (loss)(a)	9,372	3,823,060	(11,575)	9,544,000	1,525,574	58,020	271,475
Net assets	$150,121	$8,721,475	$190,616	$15,952,726	$4,917,114	$662,885	$872,234
Net assets - Class A	$145,944	$8,552,881	$180,213	$15,942,709	$4,843,721	$647,973	$851,575
Shares outstanding - Class A	8,642	104,492	12,608	323,924	186,518	26,510	17,645
Net asset value per share - Class A	$16.89	$81.85	$14.29	$49.22	$25.97	$24.44	$48.26
Net assets - Class I	$4,177	$168,594	$10,403	$10,017	$73,393	$14,912	$20,659
Shares outstanding - Class I	241	3,066	711	195	2,758	595	421
Net asset value per share - Class I	$17.34	$55.00	$14.63	$51.41	$26.61	$25.06	$49.12
Investments - unaffiliated, at cost	$140,030	$4,834,654	$202,133	$6,962,075	$3,379,204	$604,670	$591,878
Investments - affiliated, at cost	859	51,863	914	276,861	20,942	6,209	5,963
Foreign currency cost	—	—	—	—	—	—	940
Securities on loan included in
Investments - unaffiliated, at value	—	6,712	3,053	846,418	12,870	568	9,909

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
Assets
Investments - unaffiliated, at value	$1,903,276	$16,851	$132,476	$443,516	$1,000,159	$32,293	$67,011
Investments - affiliated, at value	11,844	13	480	1,298	1,333	5,499	7,878
Variation margin on futures/futures options contracts	—	—	—	9	18	335	432
Cash	1,205	6	14	—	203	24	34
Foreign currency	—	1	—	—	—	—	—
Receivable from:
Investment securities sold	713	—	—	4,471	4,226	—	—
Fund shares sold	2,043	9	44	552	1,079	39	14
Dividends and interest	2,600	57	96	278	1,558	207	371
Administrator	—	—	—	1	—	—	—
Deposits with brokers and counterparties	—	—	65	169	276	3,176	3,750
Other assets	10	—	1	2	6	—	—
Total assets	1,921,691	16,937	133,176	450,296	1,008,858	41,573	79,490
Liabilities
Cash overdraft	—	—	—	2,927	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	4	713	93
Payable to affiliates	77	—	—	—	—	—	—
Payable for:
Investment securities purchased	—	—	18	—	—	1,085	416
Return of securities loaned	—	—	—	194	—	—	—
Fund shares redeemed	2,497	3	28	2,544	2,110	7	66
Advisory fees	854	3	21	90	163	15	48
Administrative fees	156	2	16	54	122	5	10
12b-1 fees (Class A)	87	—	1	21	32	2	4
Board of trustee fees	124	—	—	5	25	4	—
Chief compliance officer fees	3	—	—	1	2	—	—
Other expenses	—	6	72	11	567	—	—
Total liabilities	3,798	14	156	5,847	3,025	1,831	637
Net assets	$1,917,893	$16,923	$133,020	$444,449	$1,005,833	$39,742	$78,853
Net assets consist of:
Paid-in capital(a)	$1,594,695	$15,884	$127,531	$363,544	$756,141	$39,412	$77,542
Total distributable earnings (loss)(a)	323,198	1,039	5,489	80,905	249,692	330	1,311
Net assets	$1,917,893	$16,923	$133,020	$444,449	$1,005,833	$39,742	$78,853
Net assets - Class A	$1,766,137	$9,967	$10,271	$425,660	$647,940	$39,741	$78,851
Shares outstanding - Class A	84,573	725	947	14,885	50,489	2,224	4,831
Net asset value per share - Class A	$20.88	$13.74	$10.85	$28.60	$12.83	$17.87	$16.32
Net assets - Class I	$151,756	$6,956	$122,749	$18,789	$357,893	$1	$2
Shares outstanding - Class I	7,078	500	11,277	641	27,397	—	—
Net asset value per share - Class I	$21.44	$13.92	$10.89	$29.30	$13.06	$18.21	$16.49
Investments - unaffiliated, at cost	$1,581,369	$15,550	$127,011	$363,233	$983,980	$32,271	$66,575
Investments - affiliated, at cost	11,844	13	480	814	1,333	5,499	7,878
Foreign currency cost	—	1	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	72	—	188	—	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Assets
Investments - unaffiliated, at value	$1,168,521	$3,244,813	$2,395,060	$857,808	$1,444,213	$1,289,235	$275,902
Investments - affiliated, at value	26,149	72,882	4,434	4,254	—	139,124	5,882
Purchased options, at value	—	—	180	—	—	—	—
Forward foreign currency contracts	908	—	3,844	696	3,332	—	—
Variation margin on futures/futures options contracts	338	—	1,120	1,386	825	—	41
Variation margin on swap agreements	42	—	2,369	311	701	—	—
OTC swap agreements	465	—	3,111	7	839	—	—
OTC swap premiums paid	—	—	122	—	—	—	—
Cash	1,205	194	1,830	714	1,238	7,012	841
Foreign currency	6,846	—	8,994	3,583	5,373	—	—
Receivable from:
Investment securities sold	22,388	48,081	1,029,919	34,309	228,388	6,262	947
Fund shares sold	3,844	6,236	2,504	541	3,558	1,345	76
Treasury roll transactions	—	—	—	—	463,935	—	—
Dividends and interest	10,179	3,022	11,382	9,945	4,770	21,161	3,300
Securities lending income	17	1	—	2	—	47	—
Deposits with brokers and counterparties	1,608	—	33,453	12,519	7,508	—	78
Other assets	4	13	7	4	5	7	1
Total assets	1,242,514	3,375,242	3,498,329	926,079	2,164,685	1,464,193	287,068
Liabilities
Forward sales commitments, at value	—	—	651	—	18,057	—	—
Written options, at value	—	—	287	82	937	—	—
Forward foreign currency contracts	5,706	—	9,620	2,351	6,346	—	—
Variation margin on futures/futures options contracts	570	—	1,097	67	871	—	30
Variation margin on swap agreements	—	—	3,096	478	1,122	—	—
OTC swap agreements	—	—	34	—	137	—	—
OTC swap premiums received	—	—	2,512	6	—	—	—
Deferred foreign capital gains tax liability	3	—	—	—	—	—	—
Payable for:
Investment securities purchased	165,982	33,579	1,878,264	69,449	315,540	27,674	4,336
Treasury roll transactions	—	—	—	—	702,628	—	—
Deposits from counterparties	1,404	—	7,688	8	4,079	—	—
Return of securities loaned	12,752	880	1,721	4,254	—	59,475	1,033
Interest expense and brokerage charges	—	—	—	—	11	—	—
Fund shares redeemed	1,140	4,627	1,648	643	2,076	1,567	9
Advisory fees	405	1,076	620	242	352	382	85
Administrative fees	129	395	193	69	91	112	34
12b-1 fees (Class A)	48	126	55	23	47	57	—
Board of trustee fees	114	29	68	32	142	138	1
Chief compliance officer fees	2	4	2	1	2	2	1
Other expenses	—	1	583	59	92	—	—
Total liabilities	188,255	40,717	1,908,139	77,764	1,052,530	89,407	5,529
Net assets	$1,054,259	$3,334,525	$1,590,190	$848,315	$1,112,155	$1,374,786	$281,539
Net assets consist of:
Paid-in capital(a)	$1,054,635	$2,987,108	$1,609,433	$870,136	$1,106,703	$1,365,546	$277,539
Total distributable earnings (loss)(a)	(376)	347,417	(19,243)	(21,821)	5,452	9,240	4,000
Net assets	$1,054,259	$3,334,525	$1,590,190	$848,315	$1,112,155	$1,374,786	$281,539
Net assets - Class A	$977,524	$2,599,377	$1,118,790	$475,159	$950,142	$1,156,465	$7,312
Shares outstanding - Class A	72,724	71,739	89,901	36,865	78,545	66,831	675
Net asset value per share - Class A	$13.44	$36.23	$12.44	$12.89	$12.10	$17.30	$10.83
Net assets - Class I	$76,735	$735,148	$471,400	$373,156	$162,013	$218,321	$274,227
Shares outstanding - Class I	5,569	19,846	37,035	28,409	12,994	10,558	25,218
Net asset value per share - Class I	$13.78	$37.04	$12.73	$13.14	$12.47	$20.68	$10.87
Investments - unaffiliated, at cost	$1,164,337	$2,897,396	$2,451,270	$888,601	$1,450,532	$1,279,997	$271,988
Investments - affiliated, at cost	26,149	72,882	4,434	4,254	—	139,124	5,882
Purchased options, at cost	—	—	254	—	—	—	—
Foreign currency cost	6,667	—	8,914	3,544	5,328	—	—
Proceeds from forward sales commitments	—	—	650	—	17,960	—	—
Premiums from written options	—	—	292	98	1,117	—	—
Securities on loan included in
Investments - unaffiliated, at value	12,632	860	1,669	4,170	—	65,233	1,017

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund
Assets
Investments - unaffiliated, at value	$1,412,381	$375,553	$2,112,344	$542,117	$857,803	$13,300,279	$9,844,376
Investments - affiliated, at value	22,181	2,431	27,722	26,084	—	1,312,563	35,390
Variation margin on futures/futures options contracts	201	1	66	8	—	—	—
Cash	553	—	791	120	184	33,920	1,083
Foreign currency	—	—	—	315	—	4,568	—
Receivable from:
Investment securities sold	7,870	2,472	—	2,806	—	384	29,892
Fund shares sold	3,273	356	877	686	1,469	11,913	9,699
Dividends and interest	12,365	485	1,643	2,332	527	41,212	883
Securities lending income	—	4	2	2	10	—	—
Deposits with brokers and counterparties	1,974	161	1,224	—	—	—	—
Other assets	7	2	10	2	3	66	47
Total assets	1,460,805	381,465	2,144,679	574,472	859,996	14,704,905	9,921,370
Liabilities
Cash overdraft	—	833	—	—	—	—	—
Written options, at value	—	—	—	—	—	33,353	—
Variation margin on futures/futures options contracts	563	—	2	2	—	—	—
Deferred foreign capital gains tax liability	—	—	—	33	—	—	—
Payable to affiliates	—	—	—	194	—	—	113
Payable for:
Investment securities purchased	18,774	—	—	6,029	—	76,749	5,911
Return of securities loaned	1,063	1,441	1,976	1,632	—	23,448	—
Fund shares redeemed	1,111	539	3,289	576	1,357	17,329	22,848
Advisory fees	450	55	299	231	378	6,063	3,386
Administrative fees	117	46	258	68	103	1,580	734
12b-1 fees (Class A)	28	18	103	27	11	693	421
Board of trustee fees	66	33	363	26	1	246	456
Chief compliance officer fees	2	1	3	1	1	21	14
Other expenses	—	32	203	1	1	4	3
Total liabilities	22,174	2,998	6,496	8,820	1,852	159,486	33,886
Net assets	$1,438,631	$378,467	$2,138,183	$565,652	$858,144	$14,545,419	$9,887,484
Net assets consist of:
Paid-in capital(a)	$1,476,723	$338,844	$1,771,440	$481,923	$824,039	$13,156,706	$5,688,583
Total distributable earnings (loss)(a)	(38,092)	39,623	366,743	83,729	34,105	1,388,713	4,198,901
Net assets	$1,438,631	$378,467	$2,138,183	$565,652	$858,144	$14,545,419	$9,887,484
Net assets - Class A	$561,786	$372,609	$2,110,437	$558,770	$220,154	$14,105,396	$8,636,704
Shares outstanding - Class A	41,932	38,931	80,583	28,017	20,994	476,468	88,929
Net asset value per share - Class A	$13.40	$9.57	$26.19	$19.94	$10.49	$29.60	$97.12
Net assets - Class I	$876,845	$5,858	$27,746	$6,882	$637,990	$440,023	$1,250,780
Shares outstanding - Class I	64,345	616	1,040	337	60,682	14,544	12,208
Net asset value per share - Class I	$13.63	$9.51	$26.68	$20.40	$10.51	$30.26	$102.46
Investments - unaffiliated, at cost	$1,449,414	$337,122	$1,750,059	$458,452	$823,697	$11,901,988	$5,645,476
Investments - affiliated, at cost	22,181	1,868	24,157	26,084	—	1,312,563	35,390
Foreign currency cost	—	—	—	313	—	4,200	—
Premiums from written options	—	—	—	—	—	23,411	—
Securities on loan included in
Investments - unaffiliated, at value	1,046	3,604	4,707	6,900	—	22,549	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund
Assets
Investments - unaffiliated, at value	$4,711,822	$1,093,035	$432,536	$4,492,010	$8,795	$2,111,181	$35,918
Investments - affiliated, at value	143,075	16,351	33,215	8,422	135	107,802	4,967
Purchased options, at value	—	16	—	—	—	—	74
Forward foreign currency contracts	—	—	—	—	—	—	9
Variation margin on futures/futures options contracts	—	82	—	—	—	—	—
OTC swap agreements	—	—	—	—	—	—	1,059
Cash	4,357	492	1,079	1,948	—	—	714
Cash collateral segregated for short sales	—	—	—	—	—	—	2,035
Foreign currency	—	1	—	5	24	—	4
Receivable from:
Investment securities sold	19,677	2,554	2,752	3,087	—	56	220
Fund shares sold	4,119	1,688	531	2,186	460	6,171	58
Dividends and interest	916	9,962	7,790	4,244	33	3,774	264
Securities lending income	18	—	29	5	—	6	—
Deposits with brokers and counterparties	—	—	—	—	—	—	6,330
Other assets	23	5	2	21	—	9	—
Total assets	4,884,007	1,124,186	477,934	4,511,928	9,447	2,228,999	51,652
Liabilities
Cash overdraft	—	—	—	—	—	33	—
Securities sold short, at value	—	—	—	—	—	—	2,045
Written options, at value	—	201	—	—	—	—	441
Forward foreign currency contracts	—	—	—	—	—	—	144
Variation margin on futures/futures options contracts	—	280	—	—	—	—	—
OTC swap agreements	—	—	—	—	—	—	1,462
Payable to affiliates	—	—	—	184	—	—	—
Payable for:
Investment securities purchased	26,832	17,742	1,550	—	—	20,506	393
Return of securities loaned	8,061	—	29,917	—	—	—	—
Dividends/interest on securities sold short	—	—	—	—	—	—	1
Fund shares redeemed	6,802	5,505	703	4,313	1	7,004	137
Advisory fees	2,262	281	172	1,716	7	1,104	40
Administrative fees	378	90	55	355	1	258	4
12b-1 fees (Class A)	228	53	10	151	1	54	2
Board of trustee fees	276	108	30	241	—	59	9
Chief compliance officer fees	7	2	1	6	—	3	—
Other expenses	1	—	—	1	—	1	—
Total liabilities	44,847	24,262	32,438	6,967	10	29,022	4,678
Net assets	$4,839,160	$1,099,924	$445,496	$4,504,961	$9,437	$2,199,977	$46,974
Net assets consist of:
Paid-in capital(a)	$3,836,230	$1,099,457	$438,945	$3,891,267	$10,493	$1,331,735	$48,216
Total distributable earnings (loss)(a)	1,002,930	467	6,551	613,694	(1,056)	868,242	(1,242)
Net assets	$4,839,160	$1,099,924	$445,496	$4,504,961	$9,437	$2,199,977	$46,974
Net assets - Class A	$4,628,557	$1,067,794	$197,820	$3,069,651	$9,436	$1,122,965	$45,412
Shares outstanding - Class A	57,475	94,126	15,230	102,522	966	61,736	3,334
Net asset value per share - Class A	$80.53	$11.34	$12.99	$29.94	$9.77	$18.19	$13.62
Net assets - Class I	$210,603	$32,130	$247,676	$1,435,310	$1	$1,077,012	$1,562
Shares outstanding - Class I	2,444	2,750	18,862	44,892	—	58,048	113
Net asset value per share - Class I	$86.18	$11.69	$13.13	$31.97	$9.86	$18.55	$13.79
Investments - unaffiliated, at cost	$3,708,891	$1,091,873	$425,985	$3,878,357	$8,557	$1,458,334	$36,372
Investments - affiliated, at cost	143,075	16,351	33,215	8,422	135	107,802	4,967
Purchased options, at cost	—	140	—	—	—	—	156
Foreign currency cost	—	1	—	4	24	—	4
Proceeds from securities sold short	—	—	—	—	—	—	1,893
Premiums from written options	—	96	—	—	—	—	426
Securities on loan included in
Investments - unaffiliated, at value	12,901	—	41,936	37,042	—	47,530	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2025

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$988,415	$9,149,565	$933,055	$554,956	$1,034,484
Investments - affiliated, at value	26,207	129,912	6,276	11,473	8,204
Variation margin on futures/futures options contracts	—	126	—	—	—
Cash	157	1,264	379	807	199
Foreign currency	98	1	—	984	—
Receivable from:
Investment securities sold	7	191,971	2,462	2,181	2,576
Fund shares sold	600	2,501	532	351	629
Dividends and interest	3,038	30,522	1,492	2,384	1,144
Securities lending income	—	9	—	—	1
Deposits with brokers and counterparties	—	324	—	—	—
Other assets	5	42	5	2	5
Total assets	1,018,527	9,506,237	944,201	573,138	1,047,242
Liabilities
Forward sales commitments, at value	—	92,737	—	—	—
Deferred foreign capital gains tax liability	1,442	—	—	—	—
Payable to affiliates	—	1	99	125	—
Payable for:
Investment securities purchased	1,259	238,420	1,646	5,195	9
Deposits from counterparties	—	324	—	—	—
Return of securities loaned	—	4,721	—	1,147	3,288
Fund shares redeemed	2,336	9,562	788	599	945
Advisory fees	420	2,338	332	268	329
Administrative fees	123	689	114	70	85
12b-1 fees (Class A)	27	445	34	27	35
Board of trustee fees	76	387	17	87	109
Chief compliance officer fees	1	13	1	1	1
Other expenses	7	2	—	—	—
Total liabilities	5,691	349,639	3,031	7,519	4,801
Net assets	$1,012,836	$9,156,598	$941,170	$565,619	$1,042,441
Net assets consist of:
Paid-in capital(a)	$848,765	$7,601,124	$852,373	$507,778	$894,216
Total distributable earnings (loss)(a)	164,071	1,555,474	88,797	57,841	148,225
Net assets	$1,012,836	$9,156,598	$941,170	$565,619	$1,042,441
Net assets - Class A	$549,653	$9,072,077	$698,381	$560,815	$707,853
Shares outstanding - Class A	43,365	224,210	33,971	52,740	19,124
Net asset value per share - Class A	$12.68	$40.46	$20.56	$10.63	$37.01
Net assets - Class I	$463,183	$84,521	$242,789	$4,804	$334,588
Shares outstanding - Class I	33,830	1,983	11,527	436	8,607
Net asset value per share - Class I	$13.69	$42.62	$21.06	$11.02	$38.87
Investments - unaffiliated, at cost	$804,610	$7,594,462	$844,727	$497,784	$886,707
Investments - affiliated, at cost	26,207	129,912	6,276	11,473	8,204
Foreign currency cost	98	1	—	973	—
Proceeds from forward sales commitments	—	91,421	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	13,480	4,637	—	11,325	3,441

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$15,084	$4,197	$5,798	$863	$3,566	$—	$14,438
Foreign taxes withheld	8	—	—	—	—	—	—
Total investment income	15,092	4,197	5,798	863	3,566	—	14,438

Expenses
Advisory fees	8,224	915	1,216	922	3,236	1,865	20,564
Administrative fees	1,595	229	232	154	499	287	3,045
12b-1 fees (Class A)	4,778	659	680	453	1,459	845	10,088
Legal fees	9	1	1	1	3	2	19
Board of trustee fees	20	3	2	2	7	3	45
Chief compliance officer fees	6	1	1	—	2	1	13
Other expenses	17	2	2	1	5	2	37
Total expenses	14,649	1,810	2,134	1,533	5,211	3,005	33,811
Advisory fees waiver	(4,868)	(458)	(579)	(661)	(1,995)	(1,348)	(14,768)
Net expenses	9,781	1,352	1,555	872	3,216	1,657	19,043
Net investment income (loss)	5,311	2,845	4,243	(9)	350	(1,657)	(4,605)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	3	(4,332)	—	—	—	—	—
Investments - affiliated	14,404	—	2,631	(3,829)	19,632	(9,557)	91,324
Distributions from affiliated investment
companies	235,295	—	—	—	127,582	12,432	580,872
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	19,469	—	—	—	—	—
Investments - affiliated	(2,932)	—	46,766	28,854	(40,172)	42,139	17,412
Net realized and unrealized gain (loss)	246,770	15,137	49,397	25,025	107,042	45,014	689,608
Change in net assets from operations	$252,081	$17,982	$53,640	$25,016	$107,392	$43,357	$685,003
(a) Affiliated income	$15,084	$—	$5,798	$863	$3,566	$—	$14,438

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends received from master fund (a)	$28,358	$877	$1,894	$14,289	$—	$—	$—
Foreign taxes withheld	—	—	—	—	—	—	6
Total investment income	28,358	877	1,894	14,289	—	—	6

Expenses
Advisory fees	30,711	4,790	6,175	11,046	812	1,087	1,851
Administrative fees	4,836	649	659	1,875	500	583	1,811
12b-1 fees (Class A)	16,769	1,919	1,932	5,823	1,465	1,138	3,533
Legal fees	31	4	4	11	—	—	—
Board of trustee fees	70	7	7	23	—	—	—
Chief compliance officer fees	22	3	2	7	—	—	—
Other expenses	61	7	7	21	—	1	2
Total expenses	52,500	7,379	8,786	18,806	2,777	2,809	7,197
Administrative fees waiver	—	—	—	—	—	(5)	—
Advisory fees waiver	(17,019)	(3,245)	(4,281)	(5,916)	(350)	(564)	(1,147)
Net expenses	35,481	4,134	4,505	12,890	2,427	2,240	6,050
Net investment income (loss)	(7,123)	(3,257)	(2,611)	1,399	(2,427)	(2,240)	(6,044)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	168,850	6,435	30,864	54,327	(3,458)	(6,640)	14,242
Distributions from affiliated investment
companies	1,962,226	—	56,159	274,128	—	—	—
Foreign currency	—	—	—	—	—	—	(4)
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	(1,251,336)	145,391	106,285	11,127	42,612	114,687	440,025
Foreign currency	—	—	—	—	—	—	8
Net realized and unrealized gain (loss)	879,740	151,826	193,308	339,582	39,154	108,047	454,271
Change in net assets from operations	$872,617	$148,569	$190,697	$340,981	$36,727	$105,807	$448,227
(a) Affiliated income	$28,358	$877	$1,894	$14,289	$—	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$110	$976	$3,126	$3,286	$5,289
Total investment income	—	—	110	976	3,126	3,286	5,289

Expenses
Advisory fees	2,247	1,644	687	344	1,250	877	1,495
Administrative fees	1,601	1,141	352	137	704	471	852
12b-1 fees (Class A)	4,723	3,332	2,089	813	4,190	2,810	5,166
Legal fees	—	—	4	2	8	5	9
Board of trustee fees	—	—	8	3	13	7	16
Chief compliance officer fees	—	—	3	1	5	4	7
Other expenses	2	1	8	2	15	9	18
Total expenses	8,573	6,118	3,151	1,302	6,185	4,183	7,563
Advisory fees waiver	(1,292)	(913)	—	—	—	—	—
Net expenses	7,281	5,205	3,151	1,302	6,185	4,183	7,563
Net investment income (loss)	(7,281)	(5,205)	(3,041)	(326)	(3,059)	(897)	(2,274)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	29	—	200
Investments - affiliated	26,529	7,227	65,992	9,080	87,422	50,038	148,973
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	(25,303)	(119,026)	62,678	19,637	149,072	62,153	95,184
Foreign currency	—	—	—	—	3	—	—
Net realized and unrealized gain (loss)	1,226	(111,799)	128,670	28,717	236,526	112,191	244,357
Change in net assets from operations	$(6,055)	$(117,004)	$125,629	$28,391	$233,467	$111,294	$242,083
(a) Affiliated income	$—	$—	$110	$976	$3,126	$3,286	$5,289

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Investment income
Dividends (a)	$1,100	$447	$2,072	$1,061	$2,318	$28,599	$197
Total investment income	1,100	447	2,072	1,061	2,318	28,599	197

Expenses
Advisory fees	952	392	1,693	791	1,579	3,448	14
Administrative fees	518	168	971	417	903	2,800	11
12b-1 fees (Class A)	3,084	1,001	5,944	2,495	5,512	5,698	21
Legal fees	6	2	11	5	10	10	—
Board of trustee fees	11	2	19	6	15	24	—
Chief compliance officer fees	4	1	8	3	7	7	—
Other expenses	11	4	22	8	20	20	—
Total expenses	4,586	1,570	8,668	3,725	8,046	12,007	46
Advisory fees waiver	(50)	(50)	(50)	(50)	(50)	—	—
Net expenses	4,536	1,520	8,618	3,675	7,996	12,007	46
Net investment income (loss)	(3,436)	(1,073)	(6,546)	(2,614)	(5,678)	16,592	151

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	—	(52,636)	(152)
Investments - affiliated	31,750	4,369	64,102	19,483	50,726	(715)	—
Distributions from unaffiliated
investment companies	—	—	—	—	—	114,583	315
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	—	291,111	1,055
Investments - affiliated	143,895	31,966	253,052	82,744	207,825	3,556	—
Net realized and unrealized gain (loss)	175,645	36,335	317,154	102,227	258,551	355,899	1,218
Change in net assets from operations	$172,209	$35,262	$310,608	$99,613	$252,873	$372,491	$1,369
(a) Affiliated income	$1,100	$447	$2,072	$1,061	$2,318	$984	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Investment income
Dividends (a)	$22,102	$3,005	$2,783	$3,644	$20,499	$7,479	$11,015
Securities lending (a)	—	151	93	140	177	63	103
Total investment income	22,102	3,156	2,876	3,784	20,676	7,542	11,118

Expenses
Advisory fees	2,204	348	198	321	1,872	545	922
Administrative fees	1,783	261	149	241	1,498	408	691
12b-1 fees (Class A)	3,526	507	285	468	2,907	784	1,326
Legal fees	6	1	1	1	5	2	2
Board of trustee fees	13	2	1	2	11	3	6
Chief compliance officer fees	5	1	—	—	4	1	2
Other expenses	12	3	2	2	20	5	8
Total expenses	7,549	1,123	636	1,035	6,317	1,748	2,957
Administrative fees waiver	—	—	—	—	(36)	(14)	(23)
Net expenses	7,549	1,123	636	1,035	6,281	1,734	2,934
Net investment income (loss)	14,553	2,033	2,240	2,749	14,395	5,808	8,184

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(39,582)	20,736	3,496	12,284	63,817	8,460	25,546
Investments - affiliated	(395)	—	—	—	—	—	—
Distributions from unaffiliated
investment companies	53,153	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	175,816	3,643	5,716	6,787	69,140	16,090	26,716
Investments - affiliated	3,575	—	—	—	—	—	—
Net realized and unrealized gain (loss)	192,567	24,379	9,212	19,071	132,957	24,550	52,262
Change in net assets from operations	$207,120	$26,412	$11,452	$21,820	$147,352	$30,358	$60,446
(a) Affiliated income	$1,075	$210	$117	$203	$1,173	$620	$829

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Investment income
Dividends (a)	$915	$13,024	$53,248	$26,524	$20,250	$5,297	$20,086
Foreign taxes withheld	—	(1,364)	(4,621)	—	(15)	(45)	(1,854)
Interest	18,546	7	16	49	20	3,666	—
Securities lending (a)	32	86	171	60	241	3	43
Total investment income	19,493	11,753	48,814	26,633	20,496	8,921	18,275

Expenses
Advisory fees	1,017	781	2,427	3,241	2,290	4,956	4,424
Administrative fees	—	—	—	—	—	827	873
12b-1 fees (Class A)	—	—	—	—	—	287	832
Licensing fees paid to third parties	10	20	61	298	211	—	—
Legal fees	3	2	7	9	6	4	3
Board of trustee fees	4	3	11	18	12	4	4
Chief compliance officer fees	2	2	4	6	4	2	2
Dividends/interest on securities sold short	—	—	—	—	—	1,609	—
Net short holdings borrowing fees	—	—	—	—	—	507	—
Interest expense	—	—	—	—	—	185	—
Other expenses	6	36	11	18	13	—	53
Total expenses	1,042	844	2,521	3,590	2,536	8,381	6,191
Advisory fees waiver	(661)	(215)	(1,274)	(1,945)	(1,374)	(203)	—
Net expenses	381	629	1,247	1,645	1,162	8,178	6,191
Net investment income (loss)	19,112	11,124	47,567	24,988	19,334	743	12,084

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(8,063)	(8,329)	49,961	28,263	(901)	10,600	16,675
Investments - affiliated	—	—	—	—	769	—	—
Securities sold short	—	—	—	—	—	7,701	—
Brokerage commissions recaptured	—	—	—	—	—	4	1
Purchased options	—	—	—	—	—	32	—
Written options	—	—	—	—	—	(228)	—
Foreign currency	—	26	153	—	—	59	(228)
Forward foreign currency contracts	—	(11)	1,519	—	—	(300)	(14)
Futures/futures options contracts	—	800	2,040	82	(1,633)	(67)	—
Swap agreements	—	—	—	—	—	6,552	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	29,114	104,080	354,079	(54,671)	(131,667)	44,896	130,020
Investments - affiliated	—	—	—	—	(570)	—	—
Investment securities sold short	—	—	—	—	—	(15,280)	—
Purchased options	—	—	—	—	—	(20)	—
Written options	—	—	—	—	—	1	—
Foreign currency	—	(236)	1,344	—	—	24	(98)
Forward foreign currency contracts	—	—	933	—	—	(488)	—
Futures/futures options contracts	—	550	503	2,505	1,107	346	—
Swap agreements	—	—	—	—	—	(5,007)	—
Net realized and unrealized gain (loss)	21,051	96,880	410,532	(23,821)	(132,895)	48,825	146,356
Change in net assets from operations	$40,163	$108,004	$458,099	$1,167	$(113,561)	$49,568	$158,440
(a) Affiliated income	$1,001	$173	$668	$665	$1,053	$3,802	$593

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Investment income
Dividends (a)	$503	$11,767	$9,195	$6,288	$13,793	$8,773	$3,375
Foreign taxes withheld	—	(1,127)	(213)	(43)	(19)	(72)	(1)
Interest	45,471	—	—	—	—	—	2
Securities lending (a)	—	626	15	337	80	63	1
Total investment income	45,974	11,266	8,997	6,582	13,854	8,764	3,377

Expenses
Advisory fees	2,453	2,432	3,771	6,323	5,870	3,008	498
Administrative fees	779	486	896	1,123	883	858	249
12b-1 fees (Class A)	1,527	607	654	2,637	1,878	122	—
Licensing fees paid to third parties	—	—	—	—	—	—	50
Legal fees	3	2	3	6	5	3	1
Board of trustee fees	5	4	7	13	10	7	4
Chief compliance officer fees	2	1	2	4	3	2	1
Other expenses	37	—	7	12	9	16	6
Total expenses	4,806	3,532	5,340	10,118	8,658	4,016	809
Administrative fees waiver	—	—	—	—	—	—	(149)
Advisory fees waiver	—	(23)	—	—	—	—	(424)
Net expenses	4,806	3,509	5,340	10,118	8,658	4,016	236
Net investment income (loss)	41,168	7,757	3,657	(3,536)	5,196	4,748	3,141

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(18,431)	16,625	22,990	22,963	26,281	9,143	3,153
Brokerage commissions recaptured	—	6	18	76	23	59	—
Foreign currency	—	(163)	—	(1)	—	(72)	—
Forward foreign currency contracts	—	38	—	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	(50)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(2,663)	107,645	(14,098)	(18,542)	(75,563)	79,364	24,940
Investments - affiliated	—	—	—	—	—	—	104
Foreign currency	—	99	—	—	—	1	—
Forward foreign currency contracts	—	(2)	—	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	103
Net realized and unrealized gain (loss)	(21,094)	124,248	8,910	4,496	(49,259)	88,495	28,250
Change in net assets from operations	$20,074	$132,005	$12,567	$960	$(44,063)	$93,243	$31,391
(a) Affiliated income	$503	$243	$973	$2,172	$1,325	$1,133	$33

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Investment income
Dividends (a)	$153	$3,452	$20,050	$12,646	$9,004	$42,757	$4,865
Foreign taxes withheld	(8)	—	(790)	(563)	(174)	(3,312)	(82)
Interest	—	6	21,034	—	—	—	24
Securities lending (a)	—	1	344	41	4	72	1
Total investment income	145	3,459	40,638	12,124	8,834	39,517	4,808

Expenses
Advisory fees	72	814	7,405	1,965	10,141	5,343	3,642
Administrative fees	17	305	1,920	545	2,122	1,571	1,132
12b-1 fees (Class A)	32	598	3,810	1,074	5,802	1,229	1,224
Legal fees	—	1	7	2	12	6	4
Board of trustee fees	—	2	12	3	25	11	10
Chief compliance officer fees	—	1	5	1	9	4	3
Other expenses	12	2	23	3	39	10	9
Total expenses	133	1,723	13,182	3,593	18,150	8,174	6,024
Advisory fees waiver	—	—	—	—	(707)	—	—
Net expenses	133	1,723	13,182	3,593	17,443	8,174	6,024
Net investment income (loss)	12	1,736	27,456	8,531	(8,609)	31,343	(1,216)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	972	14,511	119,280	(5,943)	397,377	109,912	83,657
Investments - affiliated	—	—	28	—	—	—	—
Securities sold short	—	—	(96)	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	15	—
Purchased options	—	—	(10,581)	—	—	—	—
Written options	—	—	10,535	—	—	—	—
Foreign currency	(7)	—	90	233	(4)	530	—
Forward foreign currency contracts	(55)	—	12,750	—	—	(24)	—
Futures/futures options contracts	—	1,485	4,452	—	—	—	—
Swap agreements	—	—	(5,271)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	674	19,356	75,180	65,835	(84,589)	289,237	3,461
Investments - affiliated	—	—	1,324	—	—	—	—
Purchased options	—	—	6,705	—	—	—	—
Written options	—	—	1,435	—	—	—	—
Foreign currency	1	—	(486)	83	(3)	406	—
Forward foreign currency contracts	(56)	—	12,204	—	—	5	—
Futures/futures options contracts	—	998	(7,986)	—	—	—	—
Swap agreements	—	—	15,119	—	—	—	—
Net realized and unrealized gain (loss)	1,529	36,350	234,682	60,208	312,781	400,081	87,118
Change in net assets from operations	$1,541	$38,086	$262,138	$68,739	$304,172	$431,424	$85,902
(a) Affiliated income	$15	$358	$6,440	$370	$258	$934	$333

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Investment income
Dividends (a)	$1,908	$9,037	$9,060	$4,542	$1,298	$55	$1,133
Foreign taxes withheld	—	(784)	(6)	(7)	—	—	—
Interest	—	1	—	—	72,266	10,626	40,577
Securities lending (a)	—	76	11	36	79	106	—
Total investment income	1,908	8,330	9,065	4,571	73,643	10,787	41,710

Expenses
Advisory fees	276	872	2,485	1,670	4,975	1,003	4,299
Administrative fees	71	291	630	472	1,341	241	1,170
12b-1 fees (Class A)	137	534	1,830	896	2,472	188	2,253
Legal fees	—	1	3	2	7	1	4
Board of trustee fees	1	2	7	5	10	1	9
Chief compliance officer fees	—	1	2	1	5	—	3
Other expenses	5	14	9	11	14	3	8
Total expenses	490	1,715	4,966	3,057	8,824	1,437	7,746
Administrative fees waiver	—	(8)	(10)	(8)	—	—	—
Advisory fees waiver	—	—	—	—	—	—	(176)
Net expenses	490	1,707	4,956	3,049	8,824	1,437	7,570
Net investment income (loss)	1,418	6,623	4,109	1,522	64,819	9,350	34,140

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(587)	3,885	62,201	12,720	(20,172)	(5,848)	(6,391)
Brokerage commissions recaptured	1	—	—	—	—	—	—
Foreign currency	—	129	—	—	10	—	—
Forward foreign currency contracts	—	9	—	—	(46)	—	—
Futures/futures options contracts	—	(217)	—	—	1,702	—	—
Swap agreements	—	—	—	—	—	—	29,122
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	2,764	66,626	(12,280)	(28,742)	60,594	10,583	16,622
Foreign currency	—	85	—	—	36	—	—
Forward foreign currency contracts	—	—	—	—	56	—	—
Futures/futures options contracts	—	22	—	—	4,104	—	—
Swap agreements	—	—	—	—	—	—	31,219
Net realized and unrealized gain (loss)	2,178	70,539	49,921	(16,022)	46,284	4,735	70,572
Change in net assets from operations	$3,596	$77,162	$54,030	$(14,500)	$111,103	$14,085	$104,712
(a) Affiliated income	$13	$172	$69	$88	$1,527	$135	$1,133

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund
Investment income
Dividends (a)	$506	$—	$799	$10,335	$9,167	$50,295	$15,314
Foreign taxes withheld	—	—	(1)	(379)	(58)	(37)	(1,167)
Interest	50,083	56,771	36,368	—	33,898	29	—
Securities lending (a)	—	—	73	19	144	3	2
Total investment income	50,589	56,771	37,239	9,975	43,151	50,290	14,149

Expenses
Advisory fees	3,999	2,022	2,767	1,774	3,658	6,098	3,690
Administrative fees	938	1,299	734	381	697	3,455	636
12b-1 fees (Class A)	1,053	3,790	1,178	754	2,080	7,231	639
Legal fees	5	7	4	1	4	13	2
Board of trustee fees	10	14	7	2	6	24	5
Chief compliance officer fees	4	5	3	1	3	9	2
Other expenses	12	12	8	7	7	27	30
Total expenses	6,021	7,149	4,701	2,920	6,455	16,857	5,004
Advisory fees waiver	—	—	(43)	—	—	—	—
Net expenses	6,021	7,149	4,658	2,920	6,455	16,857	5,004
Net investment income (loss)	44,568	49,622	32,581	7,055	36,696	33,433	9,145

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(13,179)	6	(17,331)	10,729	11,712	183,297	2,429
Securities sold short	—	—	2	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	1	—	4
Purchased options	—	—	(256)	—	—	—	—
Foreign currency	—	—	—	4	—	—	(230)
Forward foreign currency contracts	—	—	—	—	—	—	(22)
Futures/futures options contracts	(6,954)	—	(297)	—	—	(590)	—
Swap agreements	—	—	192	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	46,703	—	43,763	45,672	17,152	133,316	32,843
Purchased options	—	—	260	—	—	—	—
Written options	—	—	35	—	—	—	—
Foreign currency	—	—	2	65	52	—	(447)
Futures/futures options contracts	15,548	—	2,451	—	—	1,505	—
Swap agreements	—	—	(720)	—	—	—	—
Net realized and unrealized gain (loss)	42,118	6	28,101	56,470	28,917	317,528	34,577
Change in net assets from operations	$86,686	$49,628	$60,682	$63,525	$65,613	$350,961	$43,722
(a) Affiliated income	$506	$—	$1,058	$121	$687	$645	$638

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
Investment income
Dividends (a)	$9,252	$7,531	$4,030	$6,389	$5,857	$9,451	$213
Foreign taxes withheld	(77)	(512)	(21)	(280)	(9)	—	(1)
Interest	—	—	—	11,732	16	—	2
Securities lending (a)	21	68	132	109	—	334	—
Total investment income	9,196	7,087	4,141	17,950	5,864	9,785	214

Expenses
Advisory fees	2,093	3,358	5,025	2,665	2,201	7,935	125
Administrative fees	598	1,008	800	666	660	1,614	38
12b-1 fees (Class A)	557	1,987	2,365	1,328	1,270	4,558	38
Licensing fees paid to third parties	—	—	—	—	—	—	9
Legal fees	2	4	4	2	2	9	—
Board of trustee fees	5	6	10	3	6	19	—
Chief compliance officer fees	2	2	3	2	2	6	—
Net short holdings borrowing fees	—	—	—	—	20	—	—
Other expenses	4	34	14	16	7	18	—
Total expenses	3,261	6,399	8,221	4,682	4,168	14,159	210
Advisory fees waiver	—	—	—	(77)	—	—	—
Net expenses	3,261	6,399	8,221	4,605	4,168	14,159	210
Net investment income (loss)	5,935	688	(4,080)	13,345	1,696	(4,374)	4

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	34,008	117,386	78,861	9,865	31,315	247,983	576
Investments - affiliated	—	—	—	(126)	—	—	—
Brokerage commissions recaptured	1	—	61	3	3	60	—
Purchased options	—	—	—	—	(25,292)	—	(1,008)
Written options	—	—	—	—	(20,882)	—	(3,856)
Foreign currency	(1)	118	11	57	—	—	—
Forward foreign currency contracts	(1)	(30)	—	1,821	—	—	—
Futures/futures options contracts	—	—	—	(6,483)	(340)	—	52
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	9,051	(14,571)	(131,346)	38,520	13,587	(47,557)	4,954
Investments - affiliated	—	—	—	658	—	—	—
Purchased options	—	—	—	—	228	—	(13)
Written options	—	—	—	—	(650)	—	(22)
Foreign currency	62	(66)	—	246	—	—	—
Forward foreign currency contracts	—	—	—	561	—	—	—
Futures/futures options contracts	—	—	—	13,886	421	—	18
Net realized and unrealized gain (loss)	43,120	102,837	(52,413)	59,008	(1,610)	200,486	701
Change in net assets from operations	$49,055	$103,525	$(56,493)	$72,353	$86	$196,112	$705
(a) Affiliated income	$564	$131	$735	$1,858	$215	$921	$18

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
Investment income
Dividends (a)	$695	$16,304	$4,948	$4,277	$87	$3,720	$6,513
Foreign taxes withheld	—	(23)	(427)	(322)	—	—	—
Interest	21,904	—	—	—	18,788	8	10
Securities lending (a)	—	—	18	37	9	70	18
Total investment income	22,599	16,281	4,539	3,992	18,884	3,798	6,541

Expenses
Advisory fees	1,839	3,771	1,383	2,197	1,197	738	1,236
Administrative fees	642	783	346	599	513	600	1,038
12b-1 fees (Class A)	1,365	1,441	187	712	691	1,180	2,053
Licensing fees paid to third parties	—	—	—	—	—	20	35
Legal fees	4	4	1	2	2	2	4
Board of trustee fees	5	9	3	3	4	5	8
Chief compliance officer fees	2	3	1	2	1	2	3
Other expenses	7	8	1	8	4	7	9
Total expenses	3,864	6,019	1,922	3,523	2,412	2,554	4,386
Administrative fees waiver	—	—	—	—	—	(3)	(4)
Net expenses	3,864	6,019	1,922	3,523	2,412	2,551	4,382
Net investment income (loss)	18,735	10,262	2,617	469	16,472	1,247	2,159

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(2,575)	103,876	895	22,806	390	96,335	82,014
Brokerage commissions recaptured	—	2	—	4	—	—	—
Foreign currency	—	—	(9)	94	—	—	—
Forward foreign currency contracts	—	—	7	(9)	—	—	—
Futures/futures options contracts	—	—	—	—	(147)	536	(652)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	30,495	(34,079)	47,055	74,795	4,889	(20,668)	(143,820)
Foreign currency	—	6	72	160	—	—	—
Forward foreign currency contracts	—	—	—	5	—	—	—
Futures/futures options contracts	—	—	—	—	73	306	172
Net realized and unrealized gain (loss)	27,920	69,805	48,020	97,855	5,205	76,509	(62,286)
Change in net assets from operations	$46,655	$80,067	$50,637	$98,324	$21,677	$77,756	$(60,127)
(a) Affiliated income	$695	$286	$138	$70	$185	$118	$136

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund
Investment income
Dividends (a)	$5,026	$11,051	$27,164	$12,747	$23,957	$1,968	$20,519
Foreign taxes withheld	—	—	—	(4)	—	—	(32)
Interest	4	13	25	13	20	3	58
Securities lending (a)	3	1	9	9	44	2	214
Total investment income	5,033	11,065	27,198	12,765	24,021	1,973	20,759

Expenses
Advisory fees	384	1,123	1,453	1,367	2,477	282	5,323
Administrative fees	301	939	1,230	1,154	2,133	216	4,516
12b-1 fees (Class A)	589	1,841	2,424	2,268	4,218	421	9,562
Licensing fees paid to third parties	10	115	41	38	71	7	74
Legal fees	1	3	5	4	8	1	18
Board of trustee fees	2	7	9	9	15	2	42
Chief compliance officer fees	1	3	3	3	5	1	13
Other expenses	2	7	9	8	17	2	39
Total expenses	1,290	4,038	5,174	4,851	8,944	932	19,587
Administrative fees waiver	(2)	(6)	(6)	(6)	(9)	(2)	(29)
Net expenses	1,288	4,032	5,168	4,845	8,935	930	19,558
Net investment income (loss)	3,745	7,033	22,030	7,920	15,086	1,043	1,201

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,334	34,560	34,977	75,578	115,948	10,311	679,352
Investments - affiliated	—	—	—	757	—	—	—
Futures/futures options contracts	(225)	320	(1,091)	742	(1,238)	100	(140)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	11,973	9,699	(53,424)	47,322	(161,501)	12,508	(232,666)
Investments - affiliated	—	—	—	1,333	—	—	—
Futures/futures options contracts	159	518	(273)	473	(36)	129	2,438
Net realized and unrealized gain (loss)	13,241	45,097	(19,811)	126,205	(46,827)	23,048	448,984
Change in net assets from operations	$16,986	$52,130	$2,219	$134,125	$(31,741)	$24,091	$450,185
(a) Affiliated income	$56	$197	$212	$368	$268	$52	$611

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund
Investment income
Dividends (a)	$1,306	$32,118	$3,837	$102,037	$32,119	$8,809	$6,293
Foreign taxes withheld	—	(71)	—	(23)	(9)	—	(250)
Interest	2	107	2	—	38	6	8
Securities lending (a)	1	16	3	1,320	73	1	34
Total investment income	1,309	32,170	3,842	103,334	32,221	8,816	6,085

Expenses
Advisory fees	152	6,430	195	7,502	3,704	564	542
Administrative fees	108	5,475	144	6,869	3,402	451	435
12b-1 fees (Class A)	210	11,722	271	22,388	7,060	883	848
Licensing fees paid to third parties	4	1,343	5	1,493	112	15	15
Legal fees	—	22	1	41	13	2	2
Board of trustee fees	1	50	1	91	18	4	51
Chief compliance officer fees	—	16	—	29	9	1	2
Other expenses	2	45	2	80	27	6	3
Total expenses	477	25,103	619	38,493	14,345	1,926	1,898
Administrative fees waiver	(1)	(38)	(3)	—	—	(3)	(4)
Net expenses	476	25,065	616	38,493	14,345	1,923	1,894
Net investment income (loss)	833	7,105	3,226	64,841	17,876	6,893	4,191

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,317	225,944	(3,366)	273,620	111,415	39,558	19,297
Investments - affiliated	—	—	—	597	318	—	22
Foreign currency	—	—	—	—	—	—	43
Forward foreign currency contracts	—	—	—	—	—	—	51
Futures/futures options contracts	(22)	13,035	(73)	(7,038)	412	7	159
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	5,840	393,300	5,178	548,311	129,068	21,134	58,108
Investments - affiliated	—	—	—	2,584	593	—	96
Foreign currency	—	—	—	—	—	—	122
Forward foreign currency contracts	—	—	—	—	—	—	34
Futures/futures options contracts	40	5,206	48	8,968	1,105	58	291
Net realized and unrealized gain (loss)	7,175	637,485	1,787	827,042	242,911	60,757	78,223
Change in net assets from operations	$8,008	$644,590	$5,013	$891,883	$260,787	$67,650	$82,414
(a) Affiliated income	$16	$1,460	$22	$4,470	$577	$64	$102

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
Investment income
Dividends (a)	$20,629	$253	$1,102	$3,277	$9,866	$127	$195
Foreign taxes withheld	(20)	(14)	—	—	(35)	—	—
Interest	—	—	1	2	8	805	1,333
Securities lending (a)	11	2	1	1	2	—	—
Total investment income	20,620	241	1,104	3,280	9,841	932	1,528

Expenses
Advisory fees	5,247	16	127	544	1,050	89	256
Administrative fees	958	12	95	326	796	30	51
12b-1 fees (Class A)	2,650	14	10	627	1,000	59	103
Licensing fees paid to third parties	—	5	68	11	566	—	—
Legal fees	5	—	—	1	3	—	—
Board of trustee fees	10	—	1	2	7	—	1
Chief compliance officer fees	4	—	—	1	2	—	—
Other expenses	10	1	1	5	7	—	—
Total expenses	8,884	48	302	1,517	3,431	178	411
Administrative fees waiver	—	—	—	(4)	—	—	—
Net expenses	8,884	48	302	1,513	3,431	178	411
Net investment income (loss)	11,736	193	802	1,767	6,410	754	1,117

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	77,759	801	(979)	22,902	22,592	13	591
Investments - affiliated	—	—	—	92	—	—	—
Brokerage commissions recaptured	26	—	—	—	—	—	—
Foreign currency	—	1	—	—	—	4	—
Futures/futures options contracts	—	—	(66)	5	3	1,135	8,629
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(84,419)	(792)	1,556	10,572	(21,319)	(14)	(135)
Investments - affiliated	—	—	—	95	—	—	—
Foreign currency	1	2	—	—	—	—	—
Futures/futures options contracts	—	—	53	91	135	577	3,882
Net realized and unrealized gain (loss)	(6,633)	12	564	33,757	1,411	1,715	12,967
Change in net assets from operations	$5,103	$205	$1,366	$35,524	$7,821	$2,469	$14,084
(a) Affiliated income	$484	$4	$12	$31	$79	$127	$195

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Investment income
Dividends (a)	$353	$34,132	$95	$80	$47	$1,400	$87
Foreign taxes withheld	(17)	(6)	(47)	(8)	—	—	—
Interest	23,840	—	46,690	21,929	29,631	53,563	7,290
Securities lending (a)	44	14	4	19	—	474	5
Total investment income	24,220	34,140	46,742	22,020	29,678	55,437	7,382

Expenses
Advisory fees	1,963	6,115	3,696	1,472	2,132	2,344	524
Administrative fees	614	2,249	1,149	421	549	691	209
12b-1 fees (Class A)	1,118	3,513	1,604	701	1,405	1,743	5
Legal fees	2	8	4	2	3	4	1
Board of trustee fees	83	19	9	5	3	6	2
Chief compliance officer fees	2	6	3	2	2	3	1
Dividends/interest on securities sold short	—	—	—	101	1	—	—
Interest expense	—	—	857	810	4,339	—	—
Other expenses	15	14	2	7	10	7	1
Total expenses	3,797	11,924	7,324	3,521	8,444	4,798	743
Net investment income (loss)	20,423	22,216	39,418	18,499	21,234	50,639	6,639

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(2,908)	117,690	1,432	(7,425)	15,261	(5,590)	591
Brokerage commissions recaptured	—	8	—	—	—	—	—
Purchased options	—	—	—	(32)	—	—	—
Written options	—	—	1,800	461	333	—	—
Foreign currency	567	—	350	57	480	—	—
Forward foreign currency contracts	2,853	—	(6,532)	(2,280)	(7,632)	—	—
Futures/futures options contracts	7,325	—	227	(7,736)	(3,202)	—	(298)
Swap agreements	826	—	6,210	343	(1,115)	—	2
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	23,836	93,031	56,281	29,726	24,339	11,283	4,296
Investment securities sold short	—	—	—	—	14	—	—
Purchased options	—	—	(74)	(18)	—	—	—
Written options	—	—	430	21	(199)	—	—
Foreign currency	385	2	146	145	133	—	—
Forward foreign currency contracts	(9,102)	—	(10,435)	(2,955)	(5,309)	—	—
Futures/futures options contracts	(1,489)	—	6,994	9,925	(2,018)	—	164
Swap agreements	621	—	(5,954)	974	11,619	—	—
Net realized and unrealized gain (loss)	22,914	210,731	50,875	21,206	32,704	5,693	4,755
Change in net assets from operations	$43,337	$232,947	$90,293	$39,705	$53,938	$56,332	$11,394
(a) Affiliated income	$545	$1,488	$113	$82	$28	$3,107	$116

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund
Investment income
Dividends (a)	$501	$3,482	$21,704	$4,277	$3,921	$61,888	$20,907
Foreign taxes withheld	—	—	—	(209)	(130)	(899)	(272)
Interest	36,157	4	16	4,098	—	127,834	—
Securities lending (a)	8	26	9	27	20	94	60
Total investment income	36,666	3,512	21,729	8,193	3,811	188,917	20,695

Expenses
Advisory fees	2,771	341	1,806	1,350	1,970	36,181	20,269
Administrative fees	721	285	1,561	399	537	9,431	4,374
12b-1 fees (Class A)	843	560	3,081	789	223	20,389	12,314
Licensing fees paid to third parties	—	66	412	—	—	—	—
Legal fees	4	1	6	1	2	38	26
Board of trustee fees	8	2	4	3	5	90	54
Chief compliance officer fees	3	1	4	1	2	27	19
Other expenses	8	2	11	12	3	66	30
Total expenses	4,358	1,258	6,885	2,555	2,742	66,222	37,086
Administrative fees waiver	—	(1)	—	—	—	—	—
Advisory fees waiver	—	—	—	—	—	(1)	(52)
Net expenses	4,358	1,257	6,885	2,555	2,742	66,221	37,034
Net investment income (loss)	32,308	2,255	14,844	5,638	1,069	122,696	(16,339)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(6,122)	13,019	152,131	15,034	2,213	587,212	966,092
Investments - affiliated	—	155	586	—	—	(96)	—
Written options	—	—	—	—	—	15,121	—
Foreign currency	—	—	—	27	2	(14)	(28)
Forward foreign currency contracts	—	—	—	2	(1)	—	31
Futures/futures options contracts	(2,253)	(108)	(1,306)	80	—	—	—
Swap agreements	—	—	—	(1)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	33,473	(21,677)	(6,077)	19,219	38,983	121,370	(441,762)
Investments - affiliated	—	(138)	381	—	—	88	—
Written options	—	—	—	—	—	(15,413)	—
Foreign currency	—	—	—	30	—	545	—
Futures/futures options contracts	513	55	888	74	—	—	—
Swap agreements	—	—	—	2	—	—	—
Net realized and unrealized gain (loss)	25,611	(8,694)	146,603	34,467	41,197	708,813	524,333
Change in net assets from operations	$57,919	$(6,439)	$161,447	$40,105	$42,266	$831,509	$507,994
(a) Affiliated income	$583	$79	$284	$351	$72	$20,634	$1,325

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund
Investment income
Dividends (a)	$16,997	$193	$691	$42,657	$101	$14,057	$228
Foreign taxes withheld	(73)	—	—	(29)	(7)	(918)	(1)
Interest	—	25,690	17,696	—	—	—	587
Net prime broker interest income	—	—	—	—	—	—	11
Interest paid in kind	—	—	—	—	—	—	64
Securities lending (a)	51	1	131	17	—	15	—
Total investment income	16,975	25,884	18,518	42,645	94	13,154	889

Expenses
Advisory fees	13,748	1,713	1,088	10,450	36	6,247	251
Administrative fees	2,295	550	347	2,159	6	1,429	24
12b-1 fees (Class A)	6,846	1,600	293	4,579	13	1,291	69
Legal fees	13	3	1	12	—	5	—
Board of trustee fees	26	4	3	24	—	11	—
Chief compliance officer fees	9	2	1	8	—	4	—
Dividends/interest on securities sold short	—	—	—	—	—	—	7
Other expenses	27	7	2	29	—	9	—
Total expenses	22,964	3,879	1,735	17,261	55	8,996	351
Advisory fees waiver	—	—	—	—	—	(119)	—
Net expenses	22,964	3,879	1,735	17,261	55	8,877	351
Net investment income (loss)	(5,989)	22,005	16,783	25,384	39	4,277	538

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	205,126	(2,414)	893	159,953	578	85,016	820
Securities sold short	—	—	—	—	—	—	(64)
Purchased options	—	(60)	—	—	—	—	14
Written options	—	29	—	—	—	—	397
Foreign currency	—	—	—	35	—	520	47
Forward foreign currency contracts	—	—	—	(7)	—	(534)	(143)
Futures/futures options contracts	—	1,423	—	—	—	—	—
Swap agreements	—	87	—	—	—	—	886
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(167,837)	12,719	(260)	91,642	(58)	363,477	89
Investment securities sold short	—	—	—	—	—	—	(178)
Purchased options	—	(124)	—	—	—	—	(119)
Written options	—	(105)	—	—	—	—	(91)
Foreign currency	—	—	—	37	—	110	1
Forward foreign currency contracts	—	—	—	—	—	—	(260)
Futures/futures options contracts	—	(1,541)	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	(160)
Net realized and unrealized gain (loss)	37,289	10,014	633	251,660	520	448,589	1,239
Change in net assets from operations	$31,300	$32,019	$17,416	$277,044	$559	$452,866	$1,777
(a) Affiliated income	$3,393	$202	$1,121	$328	$9	$935	$58

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2025

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$11,893	$42,239	$13,509	$12,002	$12,755
Foreign taxes withheld	(1,104)	(39)	(232)	(494)	(146)
Interest	—	67,231	—	—	—
Securities lending (a)	27	105	7	10	14
Total investment income	10,816	109,536	13,284	11,518	12,623

Expenses
Advisory fees	2,504	14,010	2,071	1,645	2,009
Administrative fees	732	4,128	714	429	517
12b-1 fees (Class A)	781	13,142	1,024	851	1,059
Legal fees	3	24	2	2	3
Board of trustee fees	4	50	6	1	4
Chief compliance officer fees	2	17	2	1	2
Other expenses	11	47	6	4	6
Total expenses	4,037	31,418	3,825	2,933	3,600
Net investment income (loss)	6,779	78,118	9,459	8,585	9,023

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	3,721	522,912	64,576	15,380	54,792
Brokerage commissions recaptured	1	12	4	3	1
Foreign currency	(601)	(29)	(26)	97	—
Forward foreign currency contracts	(191)	32	(3)	26	—
Futures/futures options contracts	—	1,027	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	140,524	(56,900)	(5,207)	2,704	(12,441)
Foreign currency	200	2	26	36	24
Forward foreign currency contracts	—	—	—	(7)	—
Futures/futures options contracts	—	138	—	—	—
Net realized and unrealized gain (loss)	143,654	467,194	59,370	18,239	42,376
Change in net assets from operations	$150,433	$545,312	$68,829	$26,824	$51,399
(a) Affiliated income	$367	$2,724	$202	$99	$237

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statement of Cash Flows (in thousands)

For the Period Ended June 30, 2025

JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$53,938
Adjustments to reconcile net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(460,986)
Proceeds from sales and maturities of long-term investments	456,260
Net (purchases) sales of short-term investments	5,391
Purchases to cover securities sold short/forward sales commitments	(38,880)
Proceeds from securities sold short/forward sales commitments	45,574
(Increase) decrease in receivable from investment securities sold	(18,415)
Increase (decrease) in payable for investment securities purchased	(54,073)
(Increase) decrease in receivable from dividends and interest	748
Increase (decrease) in payable for dividends on securities sold short	—
Increase (decrease) in payable for interest expense and brokerage charges	(15)
(Increase) decrease in receivable from deposits with brokers and counterparties	1,252
Increase (decrease) in payable for deposits from counterparties	1,959
(Increase) decrease in other assets	(5)
Increase (decrease) in payable for expenses	(107)
Net amortization	(3,037)
Net inflation compensation	(15,854)
Loss (proceeds) from currency transactions	(7,019)
Net proceeds from (payments for) variation margin on futures/futures option contracts and swap agreements	1,918
Net proceeds from (payments for) OTC swap agreements	1,056
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign
currency contracts, futures/futures options contracts and swap agreements	(4,125)
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign
currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(28,579)
Net cash flow provided by (used in) operating activities	(62,999)
Cash flows provided by (used in) financing activities
Net subscriptions (redemptions) from capital share transactions	(25,754)
Increase (decrease) in payable for reverse repurchase agreements	(22,528)
Net borrowing from secured financing transactions	(3,105)
Net fees from secured borrowing transactions	3,230
(Increase) decrease in receivable from treasury roll transactions	93,310
Increase (decrease) in payable for treasury roll transactions	19,730
Net cash flow provided by (used in) financing activities	64,883
Net increase (decrease) in cash and cash equivalents	1,884
Cash and cash equivalents at beginning of period	4,727
Cash and cash equivalents at end of period	$6,611

Supplemental disclosure of operating activities:
Interest expense during the period	4,339

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$1,238
Foreign currency	5,373
Cash collateral segregated for short sales	—
Total cash and cash equivalents presented in the statements of cash flows	$6,611

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$5,311	$2,845	$4,243	$(9)	$350	$(1,657)	$(4,605)
Net realized gain (loss)	249,702	(4,332)	2,631	(3,829)	147,214	2,875	672,196
Net change in unrealized appreciation
(depreciation)	(2,932)	19,469	46,766	28,854	(40,172)	42,139	17,412
Change in net assets from operations	252,081	17,982	53,640	25,016	107,392	43,357	685,003
Share transactions[1]
Proceeds from the sale of shares
Class A	274,658	80,910	75,804	35,640	72,643	36,541	1,000,635
Class I	5,126	2,446	1,697	947	2,996	1,228	28,343
Cost of shares redeemed
Class A	(338,986)	(94,866)	(48,906)	(41,619)	(138,535)	(84,778)	(865,671)
Class I	(8,055)	(4,110)	(743)	(1,088)	(6,574)	(1,309)	(23,839)
Change in net assets from
share transactions	(67,257)	(15,620)	27,852	(6,120)	(69,470)	(48,318)	139,468
Change in net assets	184,824	2,362	81,492	18,896	37,922	(4,961)	824,471
Net assets beginning of period	3,269,658	466,628	434,773	301,881	1,029,314	614,509	6,866,667
Net assets end of period	$3,454,482	$468,990	$516,265	$320,777	$1,067,236	$609,548	$7,691,138

[1]Share transactions
Shares sold
Class A	14,918	8,532	4,976	3,478	2,628	1,976	15,390
Class I	264	256	109	90	107	64	433
Shares redeemed
Class A	(18,461)	(10,041)	(3,222)	(4,071)	(4,979)	(4,554)	(13,488)
Class I	(413)	(427)	(48)	(103)	(232)	(69)	(362)
Change in shares
Class A	(3,543)	(1,509)	1,754	(593)	(2,351)	(2,578)	1,902
Class I	(149)	(171)	61	(13)	(125)	(5)	71
Purchases and sales of long term
investments
Purchase of securities	$287,445	$31,767	$44,272	$16,016	$139,962	$16,110	$949,439
Proceeds from sales of securities	$114,147	$44,554	$12,164	$22,152	$81,528	$53,681	$233,758

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$(7,123)	$(3,257)	$(2,611)	$1,399	$(2,427)	$(2,240)	$(6,044)
Net realized gain (loss)	2,131,076	6,435	87,023	328,455	(3,458)	(6,640)	14,238
Net change in unrealized appreciation
(depreciation)	(1,251,336)	145,391	106,285	11,127	42,612	114,687	440,033
Change in net assets from operations	872,617	148,569	190,697	340,981	36,727	105,807	448,227
Share transactions[1]
Proceeds from the sale of shares
Class A	761,632	73,701	75,221	273,032	70,109	56,618	207,052
Class I	21,364	3,385	2,294	6,987	3,216	1,517	5,766
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	603,876
Class I	—	—	—	—	—	—	16,818
Cost of shares redeemed
Class A	(1,243,926)	(152,518)	(167,664)	(438,376)	(122,820)	(111,008)	(342,928)
Class I	(24,726)	(2,941)	(5,160)	(8,509)	(3,451)	(2,779)	(16,521)
Change in net assets from
share transactions	(485,656)	(78,373)	(95,309)	(166,866)	(52,946)	(55,652)	474,063
Change in net assets	386,961	70,196	95,388	174,115	(16,219)	50,155	922,290
Net assets beginning of period	11,698,120	1,305,722	1,321,252	3,999,168	1,018,367	778,225	2,069,235
Net assets end of period	$12,085,081	$1,375,918	$1,416,640	$4,173,283	$1,002,148	$828,380	$2,991,525

[1]Share transactions
Shares sold
Class A	15,489	4,443	4,091	6,313	5,972	4,661	11,879
Class I	419	198	123	156	260	121	313
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	34,389
Class I	—	—	—	—	—	—	903
Shares redeemed
Class A	(25,266)	(9,133)	(9,169)	(10,147)	(10,465)	(9,181)	(19,610)
Class I	(487)	(175)	(274)	(191)	(280)	(221)	(933)
Change in shares
Class A	(9,777)	(4,690)	(5,078)	(3,834)	(4,493)	(4,520)	26,658
Class I	(68)	23	(151)	(35)	(20)	(100)	283
Purchases and sales of long term
investments
Purchase of securities	$2,019,019	$10,273	$66,150	$310,061	$11,272	$14,840	$679,809
Proceeds from sales of securities	$549,906	$91,942	$107,939	$201,505	$66,665	$72,738	$211,882

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(7,281)	$(5,205)	$(3,041)	$(326)	$(3,059)	$(897)	$(2,274)
Net realized gain (loss)	26,529	7,227	65,992	9,080	87,451	50,038	149,173
Net change in unrealized appreciation
(depreciation)	(25,303)	(119,026)	62,678	19,637	149,075	62,153	95,184
Change in net assets from operations	(6,055)	(117,004)	125,629	28,391	233,467	111,294	242,083
Share transactions[1]
Proceeds from the sale of shares
Class A	225,364	159,324	92,048	60,043	81,644	62,282	50,269
Class I	12,260	7,339	182	1,427	330	1,000	165
Cost of shares redeemed
Class A	(377,545)	(277,040)	(171,377)	(80,757)	(341,344)	(218,224)	(350,716)
Class I	(11,862)	(15,786)	(2,162)	(1,027)	(1,123)	(1,883)	(1,634)
Change in net assets from
share transactions	(151,783)	(126,163)	(81,309)	(20,314)	(260,493)	(156,825)	(301,916)
Change in net assets	(157,838)	(243,167)	44,320	8,077	(27,026)	(45,531)	(59,833)
Net assets beginning of period	3,433,492	2,524,228	1,436,400	557,157	2,905,092	1,949,013	3,570,552
Net assets end of period	$3,275,654	$2,281,061	$1,480,720	$565,234	$2,878,066	$1,903,482	$3,510,719

[1]Share transactions
Shares sold
Class A	6,525	6,046	4,389	4,081	3,834	3,470	2,493
Class I	341	266	9	97	15	53	7
Shares redeemed
Class A	(10,895)	(10,389)	(8,055)	(5,499)	(16,152)	(12,077)	(17,323)
Class I	(331)	(558)	(98)	(69)	(51)	(102)	(81)
Change in shares
Class A	(4,370)	(4,343)	(3,666)	(1,418)	(12,318)	(8,607)	(14,830)
Class I	10	(292)	(89)	28	(36)	(49)	(74)
Purchases and sales of long term
investments
Purchase of securities	$18,765	$9,172	$188,157	$58,765	$248,213	$126,543	$280,642
Proceeds from sales of securities	$177,917	$140,627	$272,541	$79,420	$511,827	$284,342	$584,753

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Operations
Net investment income (loss)	$(3,436)	$(1,073)	$(6,546)	$(2,614)	$(5,678)	$16,592	$151
Net realized gain (loss)	31,750	4,369	64,102	19,483	50,726	61,232	163
Net change in unrealized appreciation
(depreciation)	143,895	31,966	253,052	82,744	207,825	294,667	1,055
Change in net assets from operations	172,209	35,262	310,608	99,613	252,873	372,491	1,369
Share transactions[1]
Proceeds from the sale of shares
Class A	72,676	42,509	92,866	35,190	52,904	257,560	25,013
Class I	2,561	492	1,416	792	235	8,167	—
Cost of shares redeemed
Class A	(210,838)	(79,128)	(434,243)	(179,815)	(379,599)	(409,105)	(5,029)
Class I	(1,991)	(186)	(3,493)	(118)	(351)	(8,352)	—
Change in net assets from
share transactions	(137,592)	(36,313)	(343,454)	(143,951)	(326,811)	(151,730)	19,984
Change in net assets	34,617	(1,051)	(32,846)	(44,338)	(73,938)	220,761	21,353
Net assets beginning of period	2,122,428	685,785	4,121,346	1,720,643	3,808,178	3,880,573	3,883
Net assets end of period	$2,157,045	$684,734	$4,088,500	$1,676,305	$3,734,240	$4,101,334	$25,236

[1]Share transactions
Shares sold
Class A	1,814	2,619	2,882	1,681	1,984	9,127	2,496
Class I	63	29	42	38	9	281	—
Shares redeemed
Class A	(5,227)	(4,879)	(13,386)	(8,572)	(14,194)	(14,481)	(498)
Class I	(48)	(11)	(104)	(6)	(13)	(287)	—
Change in shares
Class A	(3,413)	(2,260)	(10,504)	(6,891)	(12,210)	(5,354)	1,998
Class I	15	18	(62)	32	(4)	(6)	—
Purchases and sales of long term
investments
Purchase of securities	$7,849	$26,011	$9,865	$23,822	$44,676	$467,428	$23,538
Proceeds from sales of securities	$148,938	$63,424	$360,001	$170,455	$377,304	$488,003	$3,095

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$14,553	$2,033	$2,240	$2,749	$14,395	$5,808	$8,184
Net realized gain (loss)	13,176	20,736	3,496	12,284	63,817	8,460	25,546
Net change in unrealized appreciation
(depreciation)	179,391	3,643	5,716	6,787	69,140	16,090	26,716
Change in net assets from operations	207,120	26,412	11,452	21,820	147,352	30,358	60,446
Share transactions[1]
Proceeds from the sale of shares
Class A	73,878	39,304	19,734	26,794	88,759	36,981	41,407
Class I	730	494	860	274	2,691	3,634	2,490
Cost of shares redeemed
Class A	(230,152)	(39,029)	(20,861)	(30,588)	(192,209)	(54,011)	(82,821)
Class I	(1,201)	(392)	(814)	(569)	(4,282)	(4,701)	(4,346)
Change in net assets from
share transactions	(156,745)	377	(1,081)	(4,089)	(105,041)	(18,097)	(43,270)
Change in net assets	50,375	26,789	10,371	17,731	42,311	12,261	17,176
Net assets beginning of period	2,421,574	346,876	197,318	320,020	2,042,135	551,472	938,325
Net assets end of period	$2,471,949	$373,665	$207,689	$337,751	$2,084,446	$563,733	$955,501

[1]Share transactions
Shares sold
Class A	3,212	2,389	1,583	1,875	5,376	2,723	2,756
Class I	32	30	68	20	154	257	159
Shares redeemed
Class A	(10,021)	(2,378)	(1,673)	(2,127)	(11,529)	(3,990)	(5,505)
Class I	(51)	(24)	(65)	(41)	(247)	(346)	(277)
Change in shares
Class A	(6,809)	11	(90)	(252)	(6,153)	(1,267)	(2,749)
Class I	(19)	6	3	(21)	(93)	(89)	(118)
Purchases and sales of long term
investments
Purchase of securities	$261,838	$152,641	$70,103	$116,101	$324,325	$59,148	$89,924
Proceeds from sales of securities	$350,982	$150,112	$68,933	$118,267	$418,748	$72,478	$127,473

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Operations
Net investment income (loss)	$19,112	$11,124	$47,567	$24,988	$19,334	$743	$12,084
Net realized gain (loss)	(8,063)	(7,514)	53,673	28,345	(1,765)	24,353	16,434
Net change in unrealized appreciation
(depreciation)	29,114	104,394	356,859	(52,166)	(131,130)	24,472	129,922
Change in net assets from operations	40,163	108,004	458,099	1,167	(113,561)	49,568	158,440
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	—	17,550	32,060
Class I	75,455	58,593	834,630	238,474	167,553	77,172	108,459
Cost of shares redeemed
Class A	—	—	—	—	—	(25,406)	(78,029)
Class I	(129,753)	(116,530)	(366,390)	(397,362)	(298,719)	(16,407)	(107,782)
Change in net assets from
share transactions	(54,298)	(57,937)	468,240	(158,888)	(131,166)	52,909	(45,292)
Change in net assets	(14,135)	50,067	926,339	(157,721)	(244,727)	102,477	113,148
Net assets beginning of period	1,034,647	780,857	2,079,893	3,444,243	2,534,122	801,157	1,120,791
Net assets end of period	$1,020,512	$830,924	$3,006,232	$3,286,522	$2,289,395	$903,634	$1,233,939

[1]Share transactions
Shares sold
Class A	—	—	—	—	—	1,329	3,483
Class I	7,931	6,373	77,363	20,542	16,311	5,672	11,694
Shares redeemed
Class A	—	—	—	—	—	(1,934)	(8,544)
Class I	(13,645)	(12,730)	(34,109)	(34,123)	(28,717)	(1,226)	(11,634)
Change in shares
Class A	—	—	—	—	—	(605)	(5,061)
Class I	(5,714)	(6,357)	43,254	(13,581)	(12,406)	4,446	60
Purchases and sales of long term
investments
Purchase of securities	$45,528	$24,077	$679,984	$200,150	$336,310	$529,494	$384,212
Purchase of U.S. Government securities	364,427 (a)	—	—	—	—	7,062	—
Total purchases	$409,955	$24,077	$679,984	$200,150	$336,310	$536,556	$384,212
Proceeds from sales of securities	$67,940	$69,391	$190,493	$303,847	$452,771	$431,834	$395,783
Proceeds from sales of U.S. Government
securities	377,330 (a)	—	—	—	—	8,901	—
Total proceeds from sales	$445,270	$69,391	$190,493	$303,847	$452,771	$440,735	$395,783
Securities sold short covers	$54,666	$—	$—	$—	$—	$309,965	$—
Securities sold short proceeds	$56,592	$—	$—	$—	$—	$396,423	$—

(a)	Amounts exclude $319,897 and $320,104 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$41,168	$7,757	$3,657	$(3,536)	$5,196	$4,748	$3,141
Net realized gain (loss)	(18,431)	16,506	23,008	23,038	26,304	9,130	3,103
Net change in unrealized appreciation
(depreciation)	(2,663)	107,742	(14,098)	(18,542)	(75,563)	79,365	25,147
Change in net assets from operations	20,074	132,005	12,567	960	(44,063)	93,243	31,391
Share transactions[1]
Proceeds from the sale of shares
Class A	57,907	23,356	41,306	143,780	97,866	180,363	—
Class I	8,350	16,262	65,764	27,231	21,788	50,459	73,499
Cost of shares redeemed
Class A	(173,880)	(64,170)	(58,272)	(216,879)	(154,239)	(94,821)	—
Class I	(4,929)	(67,888)	(33,130)	(23,521)	(25,999)	(127,080)	(69,499)
Change in net assets from
share transactions	(112,552)	(92,440)	15,668	(69,389)	(60,584)	8,921	4,000
Change in net assets	(92,478)	39,565	28,235	(68,429)	(104,647)	102,164	35,391
Net assets beginning of period	1,099,365	654,115	1,212,362	2,401,268	1,889,206	1,117,772	499,111
Net assets end of period	$1,006,887	$693,680	$1,240,597	$2,332,839	$1,784,559	$1,219,936	$534,502

[1]Share transactions
Shares sold
Class A	4,351	2,027	2,091	3,564	4,781	10,658	—
Class I	615	1,342	3,133	614	1,025	3,006	2,839
Shares redeemed
Class A	(13,070)	(5,480)	(2,935)	(5,364)	(7,482)	(5,753)	—
Class I	(365)	(5,595)	(1,602)	(522)	(1,201)	(7,343)	(2,673)
Change in shares
Class A	(8,719)	(3,453)	(844)	(1,800)	(2,701)	4,905	—
Class I	250	(4,253)	1,531	92	(176)	(4,337)	166
Purchases and sales of long term
investments
Purchase of securities	$224,904	$176,279	$518,370	$730,952	$267,782	$835,114	$56,121
Proceeds from sales of securities	$572,397	$223,073	$501,413	$766,691	$323,065	$847,486	$49,162

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$12	$1,736	$27,456	$8,531	$(8,609)	$31,343	$(1,216)
Net realized gain (loss)	910	15,996	131,187	(5,710)	397,373	110,433	83,657
Net change in unrealized appreciation
(depreciation)	619	20,354	103,495	65,918	(84,592)	289,648	3,461
Change in net assets from operations	1,541	38,086	262,138	68,739	304,172	431,424	85,902
Share transactions[1]
Proceeds from the sale of shares
Class A	3,159	87,005	67,438	80,938	284,511	390,797	107,088
Class I	425	2,728	1,294	2,938	21,506	84,246	14,084
Cost of shares redeemed
Class A	(2,342)	(75,536)	(283,632)	(139,863)	(677,341)	(173,856)	(187,729)
Class I	(144)	(1,118)	(3,314)	(2,968)	(56,400)	(327,583)	(56,455)
Change in net assets from
share transactions	1,098	13,079	(218,214)	(58,955)	(427,724)	(26,396)	(123,012)
Change in net assets	2,639	51,165	43,924	9,784	(123,552)	405,028	(37,110)
Net assets beginning of period	22,073	394,334	2,616,114	712,144	4,833,270	1,930,401	1,617,659
Net assets end of period	$24,712	$445,499	$2,660,038	$721,928	$4,709,718	$2,335,429	$1,580,549

[1]Share transactions
Shares sold
Class A	284	4,961	3,646	6,213	3,278	18,859	3,958
Class I	37	151	69	223	230	3,980	499
Shares redeemed
Class A	(206)	(4,274)	(15,356)	(10,825)	(7,647)	(8,547)	(6,945)
Class I	(13)	(62)	(177)	(226)	(579)	(15,452)	(1,938)
Change in shares
Class A	78	687	(11,710)	(4,612)	(4,369)	10,312	(2,987)
Class I	24	89	(108)	(3)	(349)	(11,472)	(1,439)
Purchases and sales of long term
investments
Purchase of securities	$9,379	$51,820	$1,583,746	$477,942	$775,416	$515,410	$121,991
Purchase of U.S. Government securities	—	—	97,381	—	—	—	—
Total purchases	$9,379	$51,820	$1,681,127	$477,942	$775,416	$515,410	$121,991
Proceeds from sales of securities	$8,775	$56,737	$1,733,644	$539,914	$1,194,336	$523,553	$256,346
Proceeds from sales of U.S. Government
securities	—	—	88,182	—	—	—	—
Total proceeds from sales	$8,775	$56,737	$1,821,826	$539,914	$1,194,336	$523,553	$256,346
Securities sold short covers	$—	$—	$60,074	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$69,664	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Operations
Net investment income (loss)	$1,418	$6,623	$4,109	$1,522	$64,819	$9,350	$34,140
Net realized gain (loss)	(586)	3,806	62,201	12,720	(18,506)	(5,848)	22,731
Net change in unrealized appreciation
(depreciation)	2,764	66,733	(12,280)	(28,742)	64,790	10,583	47,841
Change in net assets from operations	3,596	77,162	54,030	(14,500)	111,103	14,085	104,712
Share transactions[1]
Proceeds from the sale of shares
Class A	16,198	162,397	72,373	81,174	80,475	10,292	89,651
Class I	316	15,420	4,430	9,818	55,147	14,819	4,162
Cost of shares redeemed
Class A	(29,726)	(85,849)	(176,213)	(93,874)	(219,414)	(17,663)	(226,702)
Class I	(601)	(9,404)	(5,919)	(6,959)	(170,318)	(40,592)	(123,796)
Change in net assets from
share transactions	(13,813)	82,564	(105,329)	(9,841)	(254,110)	(33,144)	(256,685)
Change in net assets	(10,217)	159,726	(51,299)	(24,341)	(143,007)	(19,059)	(151,973)
Net assets beginning of period	97,074	325,489	1,346,436	661,454	2,793,668	338,206	1,698,970
Net assets end of period	$86,857	$485,215	$1,295,137	$637,113	$2,650,661	$319,147	$1,546,997

[1]Share transactions
Shares sold
Class A	1,663	12,720	2,550	6,488	6,097	825	3,391
Class I	32	1,276	142	749	3,809	1,189	153
Shares redeemed
Class A	(3,088)	(6,838)	(6,152)	(7,559)	(16,631)	(1,420)	(8,563)
Class I	(61)	(728)	(193)	(544)	(11,777)	(3,265)	(4,420)
Change in shares
Class A	(1,425)	5,882	(3,602)	(1,071)	(10,534)	(595)	(5,172)
Class I	(29)	548	(51)	205	(7,968)	(2,076)	(4,267)
Purchases and sales of long term
investments
Purchase of securities	$22,353	$132,297	$12,071	$57,954	$505,649	$74,651	$299,253
Purchase of U.S. Government securities	—	—	—	—	575	—	14,256
Total purchases	$22,353	$132,297	$12,071	$57,954	$506,224	$74,651	$313,509
Proceeds from sales of securities	$34,128	$46,111	$112,611	$65,368	$742,723	$98,464	$387,148
Proceeds from sales of U.S. Government
securities	—	—	—	—	2,827	—	79,222
Total proceeds from sales	$34,128	$46,111	$112,611	$65,368	$745,550	$98,464	$466,370

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund
Operations
Net investment income (loss)	$44,568	$49,622	$32,581	$7,055	$36,696	$33,433	$9,145
Net realized gain (loss)	(20,133)	6	(17,690)	10,733	11,713	182,707	2,181
Net change in unrealized appreciation
(depreciation)	62,251	—	45,791	45,737	17,204	134,821	32,396
Change in net assets from operations	86,686	49,628	60,682	63,525	65,613	350,961	43,722
Distributions to shareholders
From distributable earnings
Class A	—	(48,166)	—	—	—	—	—
Class I	—	(1,456)	—	—	—	—	—
Total distributions to shareholders	—	(49,622)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	68,311	1,320,597	72,385	66,970	57,799	179,412	54,118
Class I	63,509	48,431	23,631	1,408	1,202	4,824	20,968
Reinvestment of distributions
Class A	—	48,166	—	—	—	—	—
Class I	—	1,456	—	—	—	—	—
Cost of shares redeemed
Class A	(103,100)	(1,437,187)	(101,385)	(119,508)	(154,191)	(615,084)	(87,587)
Class I	(191,381)	(51,866)	(106,828)	(1,569)	(861)	(4,922)	(47,323)
Change in net assets from
share transactions	(162,661)	(70,403)	(112,197)	(52,699)	(96,051)	(435,770)	(59,824)
Change in net assets	(75,975)	(70,397)	(51,515)	10,826	(30,438)	(84,809)	(16,102)
Net assets beginning of period	1,956,742	2,614,368	1,511,066	500,218	1,435,118	5,065,401	881,923
Net assets end of period	$1,880,767	$2,543,971	$1,459,551	$511,044	$1,404,680	$4,980,592	$865,821

[1]Share transactions
Shares sold
Class A	6,186	1,320,596	5,857	3,463	3,537	4,375	3,655
Class I	5,666	48,433	1,844	73	75	116	1,391
Reinvestment of distributions
Class A	—	48,167	—	—	—	—	—
Class I	—	1,456	—	—	—	—	—
Shares redeemed
Class A	(9,357)	(1,437,187)	(8,193)	(6,119)	(9,406)	(14,788)	(5,907)
Class I	(17,082)	(51,866)	(8,356)	(79)	(54)	(117)	(3,140)
Change in shares
Class A	(3,171)	(68,424)	(2,336)	(2,656)	(5,869)	(10,413)	(2,252)
Class I	(11,416)	(1,977)	(6,512)	(6)	21	(1)	(1,749)
Purchases and sales of long term
investments
Purchase of securities	$212,885	$283,001	$277,075	$163,733	$286,892	$855,131	$406,388
Purchase of U.S. Government securities	—	129,553	— (a)	—	19,563	—	—
Total purchases	$212,885	$412,554	$277,075	$163,733	$306,455	$855,131	$406,388
Proceeds from sales of securities	$294,665	$210,100	$291,325	$208,416	$342,339	$1,256,011	$437,142
Proceeds from sales of U.S. Government
securities	73,423	8,300	126,112 (a)	—	60,368	—	—
Total proceeds from sales	$368,088	$218,400	$417,437	$208,416	$402,707	$1,256,011	$437,142
Securities sold short covers	$—	$—	$82,143	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$62,500	$—	$—	$—	$—

(a)	Amounts exclude $1,206,531 and $1,198,536 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
Operations
Net investment income (loss)	$5,935	$688	$(4,080)	$13,345	$1,696	$(4,374)	$4
Net realized gain (loss)	34,007	117,474	78,933	5,137	(15,196)	248,043	(4,236)
Net change in unrealized appreciation
(depreciation)	9,113	(14,637)	(131,346)	53,871	13,586	(47,557)	4,937
Change in net assets from operations	49,055	103,525	(56,493)	72,353	86	196,112	705
Share transactions[1]
Proceeds from the sale of shares
Class A	37,795	57,922	115,566	18,772	113,895	380,911	31,323
Class I	7,710	1,413	3,288	81	4,503	53,909	2,403
Cost of shares redeemed
Class A	(50,157)	(173,294)	(245,182)	(92,786)	(128,110)	(483,446)	(12,070)
Class I	(41,387)	(2,251)	(5,328)	(464)	(6,424)	(18,578)	(2,373)
Change in net assets from
share transactions	(46,039)	(116,210)	(131,656)	(74,397)	(16,136)	(67,204)	19,283
Change in net assets	3,016	(12,685)	(188,149)	(2,044)	(16,050)	128,908	19,988
Net assets beginning of period	814,683	1,416,261	1,792,184	914,768	908,452	3,305,617	40,256
Net assets end of period	$817,699	$1,403,576	$1,604,035	$912,724	$892,402	$3,434,525	$60,244

[1]Share transactions
Shares sold
Class A	2,260	2,001	3,285	1,239	6,941	5,444	3,119
Class I	451	46	86	5	270	704	239
Shares redeemed
Class A	(2,992)	(5,931)	(6,937)	(6,105)	(7,817)	(7,115)	(1,195)
Class I	(2,390)	(73)	(138)	(30)	(386)	(253)	(233)
Change in shares
Class A	(732)	(3,930)	(3,652)	(4,866)	(876)	(1,671)	1,924
Class I	(1,939)	(27)	(52)	(25)	(116)	451	6
Purchases and sales of long term
investments
Purchase of securities	$258,657	$128,075	$767,138	$354,840	$195,931	$1,510,812	$29,055
Purchase of U.S. Government securities	—	—	—	16,135	—	—	—
Total purchases	$258,657	$128,075	$767,138	$370,975	$195,931	$1,510,812	$29,055
Proceeds from sales of securities	$292,219	$252,607	$851,105	$416,373	$214,573	$1,564,997	$13,169
Proceeds from sales of U.S. Government
securities	—	—	—	14,548	—	—	—
Total proceeds from sales	$292,219	$252,607	$851,105	$430,921	$214,573	$1,564,997	$13,169
Securities sold short covers	$—	$—	$—	$—	$73,082	$—	$6,278
Securities sold short proceeds	$—	$—	$—	$—	$53,366	$—	$2,696

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
Operations
Net investment income (loss)	$18,735	$10,262	$2,617	$469	$16,472	$1,247	$2,159
Net realized gain (loss)	(2,575)	103,878	893	22,895	243	96,871	81,362
Net change in unrealized appreciation
(depreciation)	30,495	(34,073)	47,127	74,960	4,962	(20,362)	(143,648)
Change in net assets from operations	46,655	80,067	50,637	98,324	21,677	77,756	(60,127)
Share transactions[1]
Proceeds from the sale of shares
Class A	185,342	82,091	18,623	108,217	153,925	223,683	113,344
Class I	15,865	12,220	11,024	64,816	15,153	5,229	3,976
Cost of shares redeemed
Class A	(191,631)	(108,567)	(21,717)	(84,743)	(124,742)	(320,452)	(250,067)
Class I	(50,476)	(131,662)	(55,184)	(51,038)	(31,678)	(5,852)	(4,456)
Change in net assets from
share transactions	(40,900)	(145,918)	(47,254)	37,252	12,658	(97,392)	(137,203)
Change in net assets	5,755	(65,851)	3,383	135,576	34,335	(19,636)	(197,330)
Net assets beginning of period	1,284,806	1,646,340	468,464	745,484	671,545	871,112	1,560,404
Net assets end of period	$1,290,561	$1,580,489	$471,847	$881,060	$705,880	$851,476	$1,363,074

[1]Share transactions
Shares sold
Class A	13,733	4,415	1,171	5,553	15,258	8,482	2,431
Class I	1,100	632	691	3,174	1,492	205	79
Shares redeemed
Class A	(14,311)	(5,813)	(1,374)	(4,436)	(12,355)	(12,452)	(5,306)
Class I	(3,511)	(6,657)	(3,442)	(2,524)	(3,126)	(236)	(89)
Change in shares
Class A	(578)	(1,398)	(203)	1,117	2,903	(3,970)	(2,875)
Class I	(2,411)	(6,025)	(2,751)	650	(1,634)	(31)	(10)
Purchases and sales of long term
investments
Purchase of securities	$81,381	$185,400	$33,287	$99,442	$315,543	$127,801	$71,863
Purchase of U.S. Government securities	33,254	—	—	—	43,518	—	—
Total purchases	$114,635	$185,400	$33,287	$99,442	$359,061	$127,801	$71,863
Proceeds from sales of securities	$82,030	$335,343	$81,945	$62,889	$295,914	$224,018	$209,140
Proceeds from sales of U.S. Government
securities	68,988	—	—	—	36,400	—	—
Total proceeds from sales	$151,018	$335,343	$81,945	$62,889	$332,314	$224,018	$209,140

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund
Operations
Net investment income (loss)	$3,745	$7,033	$22,030	$7,920	$15,086	$1,043	$1,201
Net realized gain (loss)	1,109	34,880	33,886	77,077	114,710	10,411	679,212
Net change in unrealized appreciation
(depreciation)	12,132	10,217	(53,697)	49,128	(161,537)	12,637	(230,228)
Change in net assets from operations	16,986	52,130	2,219	134,125	(31,741)	24,091	450,185
Share transactions[1]
Proceeds from the sale of shares
Class A	102,374	103,294	229,785	264,151	231,067	87,583	633,341
Class I	2,508	4,161	5,290	6,617	3,988	2,590	18,171
Cost of shares redeemed
Class A	(101,129)	(171,675)	(337,235)	(331,819)	(449,311)	(74,110)	(1,106,743)
Class I	(2,831)	(4,277)	(8,920)	(6,596)	(5,996)	(3,007)	(24,823)
Change in net assets from
share transactions	922	(68,497)	(111,080)	(67,647)	(220,252)	13,056	(480,054)
Change in net assets	17,908	(16,367)	(108,861)	66,478	(251,993)	37,147	(29,869)
Net assets beginning of period	386,925	1,300,416	1,678,068	1,534,550	2,922,416	284,323	7,166,060
Net assets end of period	$404,833	$1,284,049	$1,569,207	$1,601,028	$2,670,423	$321,470	$7,136,191

[1]Share transactions
Shares sold
Class A	5,680	1,976	5,902	10,264	5,146	4,106	10,902
Class I	138	77	131	248	85	120	297
Shares redeemed
Class A	(5,643)	(3,266)	(8,822)	(13,031)	(10,062)	(3,600)	(18,667)
Class I	(152)	(79)	(226)	(255)	(130)	(141)	(399)
Change in shares
Class A	37	(1,290)	(2,920)	(2,767)	(4,916)	506	(7,765)
Class I	(14)	(2)	(95)	(7)	(45)	(21)	(102)
Purchases and sales of long term
investments
Purchase of securities	$95,540	$—	$122,942	$122,709	$64,670	$63,695	$648,874
Proceeds from sales of securities	$90,175	$69,303	$212,468	$182,613	$258,485	$49,835	$1,090,145

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund
Operations
Net investment income (loss)	$833	$7,105	$3,226	$64,841	$17,876	$6,893	$4,191
Net realized gain (loss)	1,295	238,979	(3,439)	267,179	112,145	39,565	19,572
Net change in unrealized appreciation
(depreciation)	5,880	398,506	5,226	559,863	130,766	21,192	58,651
Change in net assets from operations	8,008	644,590	5,013	891,883	260,787	67,650	82,414
Share transactions[1]
Proceeds from the sale of shares
Class A	41,975	853,436	27,442	1,350,376	177,534	195,792	51,440
Class I	1,194	29,772	1,581	440	7,540	3,946	1,619
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	376,153
Class I	—	—	—	—	—	—	7,959
Cost of shares redeemed
Class A	(39,138)	(1,133,151)	(43,986)	(1,692,442)	(651,671)	(165,790)	(96,068)
Class I	(1,153)	(27,880)	(3,015)	(590)	(11,452)	(3,983)	(2,617)
Change in net assets from
share transactions	2,878	(277,823)	(17,978)	(342,216)	(478,049)	29,965	338,486
Change in net assets	10,886	366,767	(12,965)	549,667	(217,262)	97,615	420,900
Net assets beginning of period	139,235	8,354,708	203,581	15,403,059	5,134,376	565,270	451,334
Net assets end of period	$150,121	$8,721,475	$190,616	$15,952,726	$4,917,114	$662,885	$872,234

[1]Share transactions
Shares sold
Class A	2,544	11,606	1,940	29,569	7,402	8,531	897
Class I	70	600	108	9	304	169	40
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	8,679
Class I	—	—	—	—	—	—	171
Shares redeemed
Class A	(2,361)	(15,333)	(3,112)	(36,976)	(26,796)	(7,312)	(1,899)
Class I	(68)	(559)	(209)	(12)	(459)	(172)	(51)
Change in shares
Class A	183	(3,727)	(1,172)	(7,407)	(19,394)	1,219	7,677
Class I	2	41	(101)	(3)	(155)	(3)	160
Purchases and sales of long term
investments
Purchase of securities	$32,012	$134,494	$13,891	$136,380	$48,068	$193,005	$372,136 (a)
Proceeds from sales of securities	$28,353	$397,494	$28,067	$427,370	$506,057	$149,538	$46,144

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
Operations
Net investment income (loss)	$11,736	$193	$802	$1,767	$6,410	$754	$1,117
Net realized gain (loss)	77,785	802	(1,045)	22,999	22,595	1,152	9,220
Net change in unrealized appreciation
(depreciation)	(84,418)	(790)	1,609	10,758	(21,184)	563	3,747
Change in net assets from operations	5,103	205	1,366	35,524	7,821	2,469	14,084
Share transactions[1]
Proceeds from the sale of shares
Class A	97,553	3,251	9,991	32,974	42,993	6,391	30,421
Class I	5,591	—	5,670	1,726	13,540	—	—
Cost of shares redeemed
Class A	(212,830)	(3,070)	(1,530)	(95,401)	(166,159)	(7,221)	(18,517)
Class I	(9,163)	—	(9,081)	(1,564)	(200,399)	—	—
Change in net assets from
share transactions	(118,849)	181	5,050	(62,265)	(310,025)	(830)	11,904
Change in net assets	(113,746)	386	6,416	(26,741)	(302,204)	1,639	25,988
Net assets beginning of period	2,031,639	16,537	126,604	471,190	1,308,037	38,103	52,865
Net assets end of period	$1,917,893	$16,923	$133,020	$444,449	$1,005,833	$39,742	$78,853

[1]Share transactions
Shares sold
Class A	4,812	248	926	1,251	3,534	363	1,990
Class I	269	—	536	65	1,081	—	—
Shares redeemed
Class A	(10,489)	(239)	(145)	(3,609)	(13,431)	(409)	(1,192)
Class I	(441)	—	(839)	(59)	(15,619)	—	—
Change in shares
Class A	(5,677)	9	781	(2,358)	(9,897)	(46)	798
Class I	(172)	—	(303)	6	(14,538)	—	—
Purchases and sales of long term
investments
Purchase of securities	$200,100	$4,875	$70,826	$50,355	$280,573	$15,812	$27,215
Proceeds from sales of securities	$293,646	$4,523	$64,998	$108,993	$581,175	$15,842	$17,461

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Operations
Net investment income (loss)	$20,423	$22,216	$39,418	$18,499	$21,234	$50,639	$6,639
Net realized gain (loss)	8,663	117,698	3,487	(16,612)	4,125	(5,590)	295
Net change in unrealized appreciation
(depreciation)	14,251	93,033	47,388	37,818	28,579	11,283	4,460
Change in net assets from operations	43,337	232,947	90,293	39,705	53,938	56,332	11,394
Share transactions[1]
Proceeds from the sale of shares
Class A	64,722	504,690	179,608	61,149	162,529	66,587	8,463
Class I	3,073	194,387	33,213	12,110	19,319	7,364	8,603
Proceeds in connection with acquisition
Class A	340,221	—	—	—	—	—	—
Class I	4,406	—	—	—	—	—	—
Cost of shares redeemed
Class A	(97,883)	(250,893)	(164,195)	(85,759)	(179,631)	(159,379)	(2,325)
Class I	(8,759)	(64,607)	(62,568)	(47,894)	(25,756)	(25,906)	(40,187)
Change in net assets from
share transactions	305,780	383,577	(13,942)	(60,394)	(23,539)	(111,334)	(25,446)
Change in net assets	349,117	616,524	76,351	(20,689)	30,399	(55,002)	(14,052)
Net assets beginning of period	705,142	2,718,001	1,513,839	869,004	1,081,756	1,429,788	295,591
Net assets end of period	$1,054,259	$3,334,525	$1,590,190	$848,315	$1,112,155	$1,374,786	$281,539

[1]Share transactions
Shares sold
Class A	(12,798)	14,610	14,893	4,865	13,667	3,959	799
Class I	4	5,364	2,702	947	1,591	368	812
Shares issued in connection with acquisition
Class A	43,691	—	—	—	—	—	—
Class I	553	—	—	—	—	—	—
Shares redeemed
Class A	(7,479)	(7,310)	(13,638)	(6,844)	(15,176)	(9,484)	(220)
Class I	(655)	(1,823)	(5,103)	(3,752)	(2,114)	(1,299)	(3,804)
Change in shares
Class A	23,414	7,300	1,255	(1,979)	(1,509)	(5,525)	579
Class I	(98)	3,541	(2,401)	(2,805)	(523)	(931)	(2,992)
Purchases and sales of long term
investments
Purchase of securities	$629,184	$1,427,926	$211,461	$94,567	$168,979	$415,273	$93,781
Purchase of U.S. Government securities	175,093 (a)	—	10,460 (b)	2,775 (c)	292,007 (d)	—	10,585
Total purchases	$804,277 (e)	$1,427,926	$221,921	$97,342	$460,986	$415,273	$104,366
Proceeds from sales of securities	$421,842	$1,039,608	$310,977	$200,527	$150,278	$510,908	$117,136
Proceeds from sales of U.S. Government
securities	50,877 (a)	—	15,545 (b)	46,273 (c)	305,982 (d)	—	12,686
Total proceeds from sales	$472,719	$1,039,608	$326,522	$246,800	$456,260	$510,908	$129,822
Securities sold short covers	$—	$—	$41,139	$40,392	$38,880	$—	$—
Securities sold short proceeds	$—	$—	$42,017	$35,614	$45,574	$—	$—

(a)	Amounts exclude $890,162 and $769,789 of purchases and sales, respectively, of dollar roll transaction securities.
(b)	Amounts exclude $7,223,952 and $7,201,378 of purchases and sales, respectively, of dollar roll transaction securities.
(c)	Amounts exclude $991,415 and $1,096,825 of purchases and sales, respectively, of dollar roll transaction securities.
(d)	Amounts exclude $1,251,740 and $1,252,208 of purchases and sales, respectively, of dollar roll transaction securities.
(e)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund
Operations
Net investment income (loss)	$32,308	$2,255	$14,844	$5,638	$1,069	$122,696	$(16,339)
Net realized gain (loss)	(8,375)	13,066	151,411	15,142	2,214	602,223	966,095
Net change in unrealized appreciation
(depreciation)	33,986	(21,760)	(4,808)	19,325	38,983	106,590	(441,762)
Change in net assets from operations	57,919	(6,439)	161,447	40,105	42,266	831,509	507,994
Share transactions[1]
Proceeds from the sale of shares
Class A	39,687	31,195	70,925	53,285	170,040	900,572	400,685
Class I	29,475	873	2,048	858	201,309	29,379	43,536
Cost of shares redeemed
Class A	(78,985)	(53,950)	(234,964)	(54,603)	(33,437)	(1,377,849)	(1,155,073)
Class I	(113,963)	(1,234)	(2,847)	(1,333)	(50,307)	(167,891)	(119,272)
Change in net assets from
share transactions	(123,786)	(23,116)	(164,838)	(1,793)	287,605	(615,789)	(830,124)
Change in net assets	(65,867)	(29,555)	(3,391)	38,312	329,871	215,720	(322,130)
Net assets beginning of period	1,504,498	408,022	2,141,574	527,340	528,273	14,329,699	10,209,614
Net assets end of period	$1,438,631	$378,467	$2,138,183	$565,652	$858,144	$14,545,419	$9,887,484

[1]Share transactions
Shares sold
Class A	3,030	3,365	2,867	2,814	17,165	31,935	4,582
Class I	2,213	94	81	43	19,729	1,023	461
Shares redeemed
Class A	(6,035)	(5,806)	(9,492)	(2,888)	(3,477)	(48,843)	(12,989)
Class I	(8,582)	(133)	(113)	(70)	(5,027)	(5,776)	(1,215)
Change in shares
Class A	(3,005)	(2,441)	(6,625)	(74)	13,688	(16,908)	(8,407)
Class I	(6,369)	(39)	(32)	(27)	14,702	(4,753)	(754)
Purchases and sales of long term
investments
Purchase of securities	$580,278	$47,638	$433,432	$97,198	$533,587	$4,505,757	$1,548,010
Purchase of U.S. Government securities	145,026	—	—	57,793	—	3,067,623	—
Total purchases	$725,304	$47,638	$433,432	$154,991	$533,587	$7,573,380	$1,548,010
Proceeds from sales of securities	$793,333	$67,950	$591,608	$125,123	$242,896	$5,853,351	$2,405,120
Proceeds from sales of U.S. Government
securities	44,063	—	—	43,784	—	3,144,859	—
Total proceeds from sales	$837,396	$67,950	$591,608	$168,907	$242,896	$8,998,210	$2,405,120
Securities sold short covers	$—	$—	$—	$—	$—	$13,032	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$23,801	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund
Operations
Net investment income (loss)	$(5,989)	$22,005	$16,783	$25,384	$39	$4,277	$538
Net realized gain (loss)	205,126	(935)	893	159,981	578	85,002	1,957
Net change in unrealized appreciation
(depreciation)	(167,837)	10,949	(260)	91,679	(58)	363,587	(718)
Change in net assets from operations	31,300	32,019	17,416	277,044	559	452,866	1,777
Share transactions[1]
Proceeds from the sale of shares
Class A	227,734	168,155	35,819	231,201	8,253	332,234	5,314
Class I	10,403	5,052	29,588	52,519	—	63,781	143
Cost of shares redeemed
Class A	(550,886)	(209,244)	(39,650)	(394,543)	(5,005)	(145,335)	(9,949)
Class I	(18,095)	(12,660)	(64,276)	(135,590)	—	(268,114)	(283)
Change in net assets from
share transactions	(330,844)	(48,697)	(38,519)	(246,413)	3,248	(17,434)	(4,775)
Change in net assets	(299,544)	(16,678)	(21,103)	30,631	3,807	435,432	(2,998)
Net assets beginning of period	5,138,704	1,116,602	466,599	4,474,330	5,630	1,764,545	49,972
Net assets end of period	$4,839,160	$1,099,924	$445,496	$4,504,961	$9,437	$2,199,977	$46,974

[1]Share transactions
Shares sold
Class A	2,982	15,041	2,837	7,985	853	20,178	399
Class I	125	440	2,312	1,678	—	3,855	10
Shares redeemed
Class A	(7,140)	(18,719)	(3,160)	(13,588)	(552)	(9,266)	(748)
Class I	(218)	(1,103)	(5,032)	(4,343)	—	(16,068)	(21)
Change in shares
Class A	(4,158)	(3,678)	(323)	(5,603)	301	10,912	(349)
Class I	(93)	(663)	(2,720)	(2,665)	—	(12,213)	(11)
Purchases and sales of long term
investments
Purchase of securities	$790,952	$307,182	$165,073	$1,465,922	$8,313	$304,040	$40,188
Purchase of U.S. Government securities	—	233,237	—	—	—	—	—
Total purchases	$790,952	$540,419	$165,073	$1,465,922	$8,313	$304,040	$40,188
Proceeds from sales of securities	$1,133,605	$279,404	$185,555	$1,676,248	$5,582	$372,678	$44,473
Proceeds from sales of U.S. Government
securities	—	267,013	—	—	—	—	—
Total proceeds from sales	$1,133,605	$546,417	$185,555	$1,676,248	$5,582	$372,678	$44,473
Securities sold short covers	$—	$—	$—	$—	$—	$—	$9,609
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$11,385

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2025

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$6,779	$78,118	$9,459	$8,585	$9,023
Net realized gain (loss)	2,930	523,954	64,551	15,506	54,793
Net change in unrealized appreciation
(depreciation)	140,724	(56,760)	(5,181)	2,733	(12,417)
Change in net assets from operations	150,433	545,312	68,829	26,824	51,399
Share transactions[1]
Proceeds from the sale of shares
Class A	26,406	351,139	39,944	15,927	33,191
Class I	16,914	5,807	8,667	508	8,008
Cost of shares redeemed
Class A	(70,356)	(906,107)	(81,903)	(74,915)	(89,002)
Class I	(86,295)	(9,904)	(128,203)	(627)	(24,655)
Change in net assets from
share transactions	(113,331)	(559,065)	(161,495)	(59,107)	(72,458)
Change in net assets	37,102	(13,753)	(92,666)	(32,283)	(21,059)
Net assets beginning of period	975,734	9,170,351	1,033,836	597,902	1,063,500
Net assets end of period	$1,012,836	$9,156,598	$941,170	$565,619	$1,042,441

[1]Share transactions
Shares sold
Class A	2,304	9,238	2,050	1,567	925
Class I	1,343	145	433	48	213
Shares redeemed
Class A	(6,132)	(23,783)	(4,181)	(7,335)	(2,481)
Class I	(6,808)	(247)	(6,252)	(59)	(653)
Change in shares
Class A	(3,828)	(14,545)	(2,131)	(5,768)	(1,556)
Class I	(5,465)	(102)	(5,819)	(11)	(440)
Purchases and sales of long term
investments
Purchase of securities	$431,087	$2,223,142	$302,271	$335,293	$226,790
Purchase of U.S. Government securities	—	1,706,763 (a)	—	—	—
Total purchases	$431,087	$3,929,905	$302,271	$335,293	$226,790
Proceeds from sales of securities	$556,786	$2,709,159	$455,315	$387,002	$283,734
Proceeds from sales of U.S. Government
securities	—	1,648,178 (a)	—	—	—
Total proceeds from sales	$556,786	$4,357,337	$455,315	$387,002	$283,734
Securities sold short covers	$—	$632,332	$—	$—	$—
Securities sold short proceeds	$—	$660,994	$—	$—	$—

(a)	Amounts exclude $1,069,415 and $1,095,082 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$56,110	$17,293	$12,597	$6,057	$11,655	$4,134	$2,221
Net realized gain (loss)	146,840	(6,908)	4,355	(4,930)	44,136	15,697	209,251
Net change in unrealized appreciation
(depreciation)	251,405	(8,332)	21,812	(11,810)	66,094	(6,487)	1,389,049
Change in net assets from operations	454,355	2,053	38,764	(10,683)	121,885	13,344	1,600,521
Share transactions[1]
Proceeds from the sale of shares
Class A	550,276	219,437	83,894	42,195	196,165	88,851	1,434,408
Class I	16,553	9,349	2,090	1,580	7,015	4,316	42,899
Cost of shares redeemed
Class A	(582,996)	(122,240)	(78,725)	(75,372)	(211,690)	(161,464)	(1,266,776)
Class I	(14,850)	(3,977)	(1,780)	(1,404)	(7,769)	(5,217)	(34,817)
Change in net assets from
share transactions	(31,017)	102,569	5,479	(33,001)	(16,279)	(73,514)	175,714
Change in net assets	423,338	104,622	44,243	(43,684)	105,606	(60,170)	1,776,235
Net assets beginning of year	2,846,320	362,006	390,530	345,565	923,708	674,679	5,090,432
Net assets end of year	$3,269,658	$466,628	$434,773	$301,881	$1,029,314	$614,509	$6,866,667

[1]Share transactions
Shares sold
Class A	32,005	23,508	6,027	4,215	7,355	4,685	24,909
Class I	924	1,004	147	153	258	224	734
Shares redeemed
Class A	(33,937)	(13,192)	(5,615)	(7,503)	(7,932)	(8,527)	(22,187)
Class I	(820)	(427)	(124)	(136)	(283)	(269)	(598)
Change in shares
Class A	(1,932)	10,316	412	(3,288)	(577)	(3,842)	2,722
Class I	104	577	23	17	(25)	(45)	136

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$78,478	$10,666	$12,625	$44,890	$(5,005)	$(4,765)	$67,735
Net realized gain (loss)	740,093	22,751	46,958	121,196	(5,325)	(18,617)	18,871
Net change in unrealized appreciation
(depreciation)	1,551,327	14,150	28,167	507,609	17,845	70,936	(12,162)
Change in net assets from operations	2,369,898	47,567	87,750	673,695	7,515	47,554	74,444
Share transactions[1]
Proceeds from the sale of shares
Class A	1,455,564	143,292	151,551	470,205	190,414	98,333	224,742
Class I	44,204	5,990	7,398	17,195	9,655	5,128	14,523
Cost of shares redeemed
Class A	(2,443,056)	(337,802)	(344,374)	(908,821)	(213,236)	(209,213)	(526,255)
Class I	(51,350)	(6,120)	(11,237)	(12,826)	(6,601)	(5,953)	(16,974)
Change in net assets from
share transactions	(994,638)	(194,640)	(196,662)	(434,247)	(19,768)	(111,705)	(303,964)
Change in net assets	1,375,260	(147,073)	(108,912)	239,448	(12,253)	(64,151)	(229,520)
Net assets beginning of year	10,322,860	1,452,795	1,430,164	3,759,720	1,030,620	842,376	2,298,755
Net assets end of year	$11,698,120	$1,305,722	$1,321,252	$3,999,168	$1,018,367	$778,225	$2,069,235

[1]Share transactions
Shares sold
Class A	32,188	8,632	8,631	11,847	16,582	8,568	13,942
Class I	968	352	411	425	797	443	855
Shares redeemed
Class A	(53,871)	(20,201)	(19,590)	(22,821)	(18,535)	(18,104)	(32,548)
Class I	(1,104)	(356)	(623)	(313)	(546)	(507)	(990)
Change in shares
Class A	(21,683)	(11,569)	(10,959)	(10,974)	(1,953)	(9,536)	(18,606)
Class I	(136)	(4)	(212)	112	251	(64)	(135)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(15,557)	$(11,574)	$1,558	$1,006	$7,274	$5,035	$10,383
Net realized gain (loss)	53,906	17,318	137,739	13,698	239,598	147,065	350,917
Net change in unrealized appreciation
(depreciation)	392,249	189,575	27,748	16,547	58,843	140	(32,020)
Change in net assets from operations	430,598	195,319	167,045	31,251	305,715	152,240	329,280
Share transactions[1]
Proceeds from the sale of shares
Class A	418,745	380,766	126,804	78,428	173,879	120,847	157,145
Class I	21,275	21,298	2,792	861	4,442	1,164	2,599
Cost of shares redeemed
Class A	(779,260)	(659,053)	(315,992)	(143,838)	(600,852)	(439,853)	(723,694)
Class I	(22,460)	(20,135)	(2,980)	(629)	(3,662)	(4,464)	(2,918)
Change in net assets from
share transactions	(361,700)	(277,124)	(189,376)	(65,178)	(426,193)	(322,306)	(566,868)
Change in net assets	68,898	(81,805)	(22,331)	(33,927)	(120,478)	(170,066)	(237,588)
Net assets beginning of year	3,364,594	2,606,033	1,458,731	591,084	3,025,570	2,119,079	3,808,140
Net assets end of year	$3,433,492	$2,524,228	$1,436,400	$557,157	$2,905,092	$1,949,013	$3,570,552

[1]Share transactions
Shares sold
Class A	12,246	13,997	6,268	5,555	8,619	7,004	8,141
Class I	596	748	138	58	216	67	132
Shares redeemed
Class A	(22,819)	(24,316)	(15,659)	(10,214)	(29,762)	(25,496)	(37,560)
Class I	(634)	(707)	(144)	(44)	(179)	(255)	(148)
Change in shares
Class A	(10,573)	(10,319)	(9,391)	(4,659)	(21,143)	(18,492)	(29,419)
Class I	(38)	41	(6)	14	37	(188)	(16)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund(a)
Operations
Net investment income (loss)	$(176)	$(2,256)	$(2,329)	$(3,818)	$(5,362)	$54,804	$37
Net realized gain (loss)	384,885	42,603	668,072	141,989	452,684	196,219	31
Net change in unrealized appreciation
(depreciation)	(97,551)	(5,508)	(153,062)	(9,285)	(69,141)	208,574	(111)
Change in net assets from operations	287,158	34,839	512,681	128,886	378,181	459,597	(43)
Share transactions[1]
Proceeds from the sale of shares
Class A	152,909	57,362	227,563	62,245	149,043	505,733	3,952
Class I	2,809	646	4,070	307	1,313	6,325	1
Cost of shares redeemed
Class A	(507,590)	(194,100)	(972,841)	(378,598)	(810,399)	(768,674)	(27)
Class I	(3,678)	(523)	(6,569)	(663)	(2,864)	(13,453)	—
Change in net assets from
share transactions	(355,550)	(136,615)	(747,777)	(316,709)	(662,907)	(270,069)	3,926
Change in net assets	(68,392)	(101,776)	(235,096)	(187,823)	(284,726)	189,528	3,883
Net assets beginning of year	2,190,820	787,561	4,356,442	1,908,466	4,092,904	3,691,045	—
Net assets end of year	$2,122,428	$685,785	$4,121,346	$1,720,643	$3,808,178	$3,880,573	$3,883

[1]Share transactions
Shares sold
Class A	4,029	3,708	7,442	3,104	5,851	19,051	399
Class I	72	41	130	15	52	234	—
Shares redeemed
Class A	(13,263)	(12,418)	(31,616)	(18,800)	(31,771)	(28,961)	(3)
Class I	(96)	(33)	(211)	(33)	(112)	(501)	—
Change in shares
Class A	(9,234)	(8,710)	(24,174)	(15,696)	(25,920)	(9,910)	396
Class I	(24)	8	(81)	(18)	(60)	(267)	—

(a)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$48,966	$5,863	$5,230	$6,765	$34,649	$13,736	$19,527
Net realized gain (loss)	71,467	28,845	6,950	23,118	(17,564)	8,138	23,592
Net change in unrealized appreciation
(depreciation)	110,131	1,767	1,098	(1,687)	215,467	17,185	43,854
Change in net assets from operations	230,564	36,475	13,278	28,196	232,552	39,059	86,973
Distributions to shareholders
From distributable earnings
Class A	—	(8,270)	(4,805)	(8,918)	—	—	—
Class I	—	(254)	(224)	(273)	—	—	—
Total distributions to shareholders	—	(8,524)	(5,029)	(9,191)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	154,463	50,754	26,736	38,755	193,574	72,391	94,772
Class I	4,321	2,478	997	1,719	8,180	6,214	4,044
Reinvestment of distributions
Class A	—	8,270	4,805	8,918	—	—	—
Class I	—	254	224	273	—	—	—
Cost of shares redeemed
Class A	(459,241)	(74,672)	(44,589)	(71,118)	(439,950)	(118,820)	(172,812)
Class I	(3,839)	(2,172)	(2,369)	(2,345)	(13,433)	(3,863)	(7,749)
Change in net assets from
share transactions	(304,296)	(15,088)	(14,196)	(23,798)	(251,629)	(44,078)	(81,745)
Change in net assets	(73,732)	12,863	(5,947)	(4,793)	(19,077)	(5,019)	5,228
Net assets beginning of year	2,495,306	334,013	203,265	324,813	2,061,212	556,491	933,097
Net assets end of year	$2,421,574	$346,876	$197,318	$320,020	$2,042,135	$551,472	$938,325

[1]Share transactions
Shares sold
Class A	7,153	3,156	2,180	2,769	12,337	5,590	6,626
Class I	196	155	82	121	507	473	275
Reinvestment of distributions
Class A	—	491	381	612	—	—	—
Class I	—	15	18	19	—	—	—
Shares redeemed
Class A	(21,171)	(4,672)	(3,648)	(5,089)	(27,970)	(9,157)	(12,086)
Class I	(178)	(135)	(188)	(162)	(841)	(288)	(523)
Change in shares
Class A	(14,018)	(1,025)	(1,087)	(1,708)	(15,633)	(3,567)	(5,460)
Class I	18	35	(88)	(22)	(334)	185	(248)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Operations
Net investment income (loss)	$36,892	$20,044	$64,974	$48,932	$40,240	$4,604	$13,614
Net realized gain (loss)	(14,873)	(12,773)	58,259	104,660	44,374	48,917	5,151
Net change in unrealized appreciation
(depreciation)	(9,449)	44,802	(37,117)	293,056	124,667	23,600	6,498
Change in net assets from operations	12,570	52,073	86,116	446,648	209,281	77,121	25,263
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(6,349)
Class I	—	—	(88,051)	—	—	—	(8,138)
Total distributions to shareholders	—	—	(88,051)	—	—	—	(14,487)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	—	24,793	54,623
Class I	210,226	104,529	244,743	445,085	405,916	258,091	368,944
Reinvestment of distributions
Class A	—	—	—	—	—	—	6,349
Class I	—	—	88,051	—	—	—	8,138
Cost of shares redeemed
Class A	—	—	—	—	—	(50,101)	(149,897)
Class I	(228,109)	(220,457)	(556,323)	(818,774)	(691,854)	(502,988)	(110,970)
Change in net assets from
share transactions	(17,883)	(115,928)	(223,529)	(373,689)	(285,938)	(270,205)	177,187
Change in net assets	(5,313)	(63,855)	(225,464)	72,959	(76,657)	(193,084)	187,963
Net assets beginning of year	1,039,960	844,712	2,305,357	3,371,284	2,610,779	994,241	932,828
Net assets end of year	$1,034,647	$780,857	$2,079,893	$3,444,243	$2,534,122	$801,157	$1,120,791

[1]Share transactions
Shares sold
Class A	—	—	—	—	—	2,029	6,264
Class I	22,667	12,096	23,849	38,848	38,419	20,139	39,690
Reinvestment of distributions
Class A	—	—	—	—	—	—	708
Class I	—	—	8,692	—	—	—	906
Shares redeemed
Class A	—	—	—	—	—	(4,086)	(17,089)
Class I	(24,557)	(25,325)	(54,023)	(71,581)	(65,719)	(40,245)	(12,741)
Change in shares
Class A	—	—	—	—	—	(2,057)	(10,117)
Class I	(1,890)	(13,229)	(21,482)	(32,733)	(27,300)	(20,106)	27,855

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$105,546	$10,242	$7,567	$(9,182)	$6,941	$2,668	$5,772
Net realized gain (loss)	(24,755)	6,913	126,299	155,349	160,553	133,067	6,898
Net change in unrealized appreciation
(depreciation)	10,589	16,872	(34,918)	68,305	(1,834)	57,102	84,057
Change in net assets from operations	91,380	34,027	98,948	214,472	165,660	192,837	96,727
Distributions to shareholders
From distributable earnings
Class A	—	(15,433)	—	—	—	—	—
Class I	—	(10,264)	—	—	—	—	—
Total distributions to shareholders	—	(25,697)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	204,524	60,900	73,348	276,960	290,475	6,352	—
Class I	7,293	25,291	63,221	229,864	143,742	826,452	136,066
Proceeds in connection with acquisition
Class A	—	—	—	—	—	6,226	—
Reinvestment of distributions
Class A	—	15,433	—	—	—	—	—
Class I	—	10,264	—	—	—	—	—
Cost of shares redeemed
Class A	(407,902)	(110,923)	(126,318)	(540,534)	(359,133)	(986)	—
Class I	(9,693)	(39,207)	(431,767)	(109,844)	(145,286)	(347,783)	(109,936)
Change in net assets from
share transactions	(205,778)	(38,242)	(421,516)	(143,554)	(70,202)	490,261	26,130
Change in net assets	(114,398)	(29,912)	(322,568)	70,918	95,458	683,098	122,857
Net assets beginning of year	1,213,763	684,027	1,534,930	2,330,350	1,793,748	434,674	376,254
Net assets end of year	$1,099,365	$654,115	$1,212,362	$2,401,268	$1,889,206	$1,117,772	$499,111

[1]Share transactions
Shares sold
Class A	16,022	5,392	3,697	6,912	14,008	375	—
Class I	561	2,188	3,096	5,081	6,500	54,735	5,656
Shares issued in connection with acquisition
Class A	—	—	—	—	—	396	—
Reinvestment of distributions
Class A	—	1,356	—	—	—	—	—
Class I	—	892	—	—	—	—	—
Shares redeemed
Class A	(31,835)	(9,828)	(6,379)	(13,391)	(17,330)	(61)	—
Class I	(744)	(3,406)	(21,447)	(2,459)	(6,722)	(23,159)	(4,546)
Change in shares
Class A	(15,813)	(3,080)	(2,682)	(6,479)	(3,322)	710	—
Class I	(183)	(326)	(18,351)	2,622	(222)	31,576	1,110

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund
Operations
Net investment income (loss)	$(26)	$3,961	$62,136	$18,171	$(11,462)	$45,959
Net realized gain (loss)	740	24,190	202,890	(22,309)	649,141	182,201
Net change in unrealized appreciation
(depreciation)	360	31,056	(12,147)	(27,595)	664,982	(136,411)
Change in net assets from operations	1,074	59,207	252,879	(31,733)	1,302,661	91,749
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(62,900)
Class I	—	—	—	—	—	(121,226)
Total distributions to shareholders	—	—	—	—	—	(184,126)
Share transactions[1]
Proceeds from the sale of shares
Class A	6,003	69,563	129,439	128,602	808,992	115,619
Class I	404	2,358	4,094	3,855	84,561	405,752
Reinvestment of distributions
Class A	—	—	—	—	—	62,900
Class I	—	—	—	—	—	121,226
Cost of shares redeemed
Class A	(3,911)	(126,957)	(577,642)	(302,306)	(1,187,930)	(281,316)
Class I	(523)	(3,248)	(6,315)	(110,211)	(552,558)	(291,134)
Change in net assets from
share transactions	1,973	(58,284)	(450,424)	(280,060)	(846,935)	133,047
Change in net assets	3,047	923	(197,545)	(311,793)	455,726	40,670
Net assets beginning of year	19,026	393,411	2,813,659	1,023,937	4,377,544	1,889,731
Net assets end of year	$22,073	$394,334	$2,616,114	$712,144	$4,833,270	$1,930,401

[1]Share transactions
Shares sold
Class A	518	4,324	7,464	9,903	9,893	5,820
Class I	36	144	229	294	989	19,698
Reinvestment of distributions
Class A	—	—	—	—	—	3,385
Class I	—	—	—	—	—	6,304
Shares redeemed
Class A	(342)	(7,764)	(33,106)	(23,374)	(14,438)	(14,266)
Class I	(47)	(196)	(351)	(8,871)	(6,213)	(13,960)
Change in shares
Class A	176	(3,440)	(25,642)	(13,471)	(4,545)	(5,061)
Class I	(11)	(52)	(122)	(8,577)	(5,224)	12,042

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/ClearBridge Large Cap Growth Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$(1,099)	$3,032	$7,464	$9,865	$2,775	$136,952	$31,930
Net realized gain (loss)	266,011	13,730	6,225	176,302	28,836	(78,429)	(17,530)
Net change in unrealized appreciation
(depreciation)	167,331	(17,161)	(1,385)	76,091	20,616	9,554	27,000
Change in net assets from operations	432,243	(399)	12,304	262,258	52,227	68,077	41,400
Distributions to shareholders
From distributable earnings
Class A	—	(4,903)	(7,058)	—	—	—	—
Class I	—	(201)	(569)	—	—	—	—
Total distributions to shareholders	—	(5,104)	(7,627)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	390,415	43,521	77,466	181,727	186,937	227,726	28,742
Class I	86,968	10,660	9,712	22,079	12,444	125,289	75,239
Reinvestment of distributions
Class A	—	4,903	7,058	—	—	—	—
Class I	—	201	569	—	—	—	—
Cost of shares redeemed
Class A	(350,867)	(59,523)	(73,548)	(372,431)	(179,680)	(402,524)	(36,572)
Class I	(556,793)	(107,153)	(6,917)	(102,808)	(8,250)	(248,020)	(327,610)
Change in net assets from
share transactions	(430,277)	(107,391)	14,340	(271,433)	11,451	(297,529)	(260,201)
Change in net assets	1,966	(112,894)	19,017	(9,175)	63,678	(229,452)	(218,801)
Net assets beginning of year	1,615,693	209,968	306,472	1,355,611	597,776	3,023,120	557,007
Net assets end of year	$1,617,659	$97,074	$325,489	$1,346,436	$661,454	$2,793,668	$338,206

[1]Share transactions
Shares sold
Class A	15,367	4,275	6,634	6,688	14,770	17,823	2,423
Class I	3,378	1,112	814	768	967	8,865	6,326
Reinvestment of distributions
Class A	—	482	596	—	—	—	—
Class I	—	19	48	—	—	—	—
Shares redeemed
Class A	(13,551)	(5,968)	(6,265)	(13,718)	(14,466)	(31,422)	(3,074)
Class I	(20,729)	(11,593)	(584)	(3,329)	(646)	(17,680)	(26,829)
Change in shares
Class A	1,816	(1,211)	965	(7,030)	304	(13,599)	(651)
Class I	(17,351)	(10,462)	278	(2,561)	321	(8,815)	(20,503)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund
Operations
Net investment income (loss)	$81,704	$88,870	$131,881	$68,323	$14,806	$72,549	$69,112
Net realized gain (loss)	226,373	(21,091)	10	(13,850)	23,209	15,216	664,444
Net change in unrealized appreciation
(depreciation)	(77,904)	(13,124)	—	(24,166)	(8,483)	6,740	195,361
Change in net assets from operations	230,173	54,655	131,891	30,307	29,532	94,505	928,917
Distributions to shareholders
From distributable earnings
Class A	—	—	(125,250)	—	—	—	—
Class I	—	—	(6,631)	—	—	—	—
Total distributions to shareholders	—	—	(131,881)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	181,437	125,851	2,413,422	171,640	58,425	134,346	401,271
Class I	21,883	127,112	113,787	69,965	5,475	1,055	10,922
Reinvestment of distributions
Class A	—	—	125,250	—	—	—	—
Class I	—	—	6,631	—	—	—	—
Cost of shares redeemed
Class A	(589,177)	(174,668)	(2,714,006)	(190,280)	(157,506)	(337,789)	(1,345,443)
Class I	(190,958)	(327,553)	(240,277)	(139,153)	(192,259)	(2,658)	(12,274)
Change in net assets from
share transactions	(576,815)	(249,258)	(295,193)	(87,828)	(285,865)	(205,046)	(945,524)
Change in net assets	(346,642)	(194,603)	(295,183)	(57,521)	(256,333)	(110,541)	(16,607)
Net assets beginning of year	2,045,612	2,151,345	2,909,551	1,568,587	756,551	1,545,659	5,082,008
Net assets end of year	$1,698,970	$1,956,742	$2,614,368	$1,511,066	$500,218	$1,435,118	$5,065,401

[1]Share transactions
Shares sold
Class A	7,415	11,774	2,413,422	14,265	3,301	8,519	10,360
Class I	868	11,580	113,787	5,628	311	68	276
Reinvestment of distributions
Class A	—	—	125,250	—	—	—	—
Class I	—	—	6,631	—	—	—	—
Shares redeemed
Class A	(24,088)	(16,363)	(2,714,006)	(15,795)	(8,823)	(21,370)	(34,457)
Class I	(7,658)	(30,175)	(240,277)	(11,169)	(11,022)	(172)	(312)
Change in shares
Class A	(16,673)	(4,589)	(175,334)	(1,530)	(5,522)	(12,851)	(24,097)
Class I	(6,790)	(18,595)	(119,859)	(5,541)	(10,711)	(104)	(36)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/GQG Emerging Markets Equity Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$18,881	$15,244	$(1,316)	$(9,535)	$26,285	$3,883
Net realized gain (loss)	107,480	113,365	372,698	149,728	112,229	69,903
Net change in unrealized appreciation
(depreciation)	(84,851)	917	(115,059)	124,878	(57,531)	74,488
Change in net assets from operations	41,510	129,526	256,323	265,071	80,983	148,274
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	303,587	68,519	140,666	359,233	39,776	202,867
Class I	167,336	31,431	66,151	9,027	365	13,962
Reinvestment of distributions
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Cost of shares redeemed
Class A	(236,314)	(117,310)	(372,938)	(535,798)	(209,745)	(232,071)
Class I	(227,861)	(332,992)	(343,424)	(9,525)	(866)	(108,925)
Change in net assets from
share transactions	6,748	(350,352)	(509,545)	(177,063)	(170,470)	(124,167)
Change in net assets	48,258	(220,826)	(253,222)	88,008	(89,487)	24,107
Net assets beginning of year	833,665	1,035,509	1,669,483	1,704,176	1,004,255	884,345
Net assets end of year	$881,923	$814,683	$1,416,261	$1,792,184	$914,768	$908,452

[1]Share transactions
Shares sold
Class A	19,312	4,376	5,023	9,838	2,733	13,034
Class I	10,385	1,953	2,307	239	25	893
Reinvestment of distributions
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Shares redeemed
Class A	(15,006)	(7,481)	(13,188)	(14,991)	(14,359)	(14,862)
Class I	(14,264)	(19,920)	(11,499)	(254)	(58)	(6,978)
Change in shares
Class A	4,306	(3,105)	(8,165)	(5,153)	(11,626)	(1,828)
Class I	(3,879)	(17,967)	(9,192)	(15)	(33)	(6,085)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund
Operations
Net investment income (loss)	$(11,936)	$12	$37,873	$22,614	$5,013	$(547)	$32,949
Net realized gain (loss)	448,587	500	(12,097)	177,609	79,069	55,099	(2,037)
Net change in unrealized appreciation
(depreciation)	1,048	331	(11,911)	37,908	(77,947)	94,829	3,175
Change in net assets from operations	437,699	843	13,865	238,131	6,135	149,381	34,087
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(3,818)	(9,001)	(27,233)
Class I	—	—	—	—	(11,681)	(7,011)	(14,972)
Total distributions to shareholders	—	—	—	—	(15,499)	(16,012)	(42,205)
Share transactions[1]
Proceeds from the sale of shares
Class A	537,440	15,714	280,918	124,405	27,107	61,173	216,916
Class I	28,640	27,063	27,959	225,007	39,982	72,483	34,151
Reinvestment of distributions
Class A	—	—	—	—	3,819	9,001	27,233
Class I	—	—	—	—	11,681	7,011	14,972
Cost of shares redeemed
Class A	(751,373)	(595)	(316,663)	(240,336)	(31,294)	(132,839)	(213,612)
Class I	(190,084)	(2,769)	(308,363)	(328,405)	(70,660)	(112,996)	(142,914)
Change in net assets from
share transactions	(375,377)	39,413	(316,149)	(219,329)	(19,365)	(96,167)	(63,254)
Change in net assets	62,322	40,256	(302,284)	18,802	(28,729)	37,202	(71,372)
Net assets beginning of year	3,243,295	—	1,587,090	1,627,538	497,193	708,282	742,917
Net assets end of year	$3,305,617	$40,256	$1,284,806	$1,646,340	$468,464	$745,484	$671,545

[1]Share transactions
Shares sold
Class A	8,179	1,530	21,346	7,063	1,686	3,499	21,041
Class I	417	2,704	1,988	12,728	2,465	4,221	3,286
Reinvestment of distributions
Class A	—	—	—	—	245	470	2,740
Class I	—	—	—	—	746	361	1,497
Shares redeemed
Class A	(11,434)	(57)	(24,137)	(13,547)	(1,949)	(7,777)	(20,750)
Class I	(2,744)	(270)	(22,198)	(18,154)	(4,319)	(6,356)	(13,869)
Change in shares
Class A	(3,255)	1,473	(2,791)	(6,484)	(18)	(3,808)	3,031
Class I	(2,327)	2,434	(20,210)	(5,426)	(1,108)	(1,774)	(9,086)

(a)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Operations
Net investment income (loss)	$2,529	$5,099	$7,053	$16,119	$48,726	$15,509	$30,415
Net realized gain (loss)	48,824	161,083	12,855	122,895	214,890	96,881	248,909
Net change in unrealized appreciation
(depreciation)	170,594	155,069	30,160	35,236	(148,366)	242,582	(185,164)
Change in net assets from operations	221,947	321,251	50,068	174,250	115,250	354,972	94,160
Share transactions[1]
Proceeds from the sale of shares
Class A	537,289	185,477	112,661	182,635	481,421	385,487	412,184
Class I	9,783	9,699	2,532	7,452	11,909	9,791	11,675
Cost of shares redeemed
Class A	(425,593)	(513,145)	(166,221)	(338,511)	(881,012)	(485,573)	(908,976)
Class I	(8,281)	(13,012)	(4,502)	(11,715)	(14,739)	(10,732)	(13,691)
Change in net assets from
share transactions	113,198	(330,981)	(55,530)	(160,139)	(402,421)	(101,027)	(498,808)
Change in net assets	335,145	(9,730)	(5,462)	14,111	(287,171)	253,945	(404,648)
Net assets beginning of year	535,967	1,570,134	392,387	1,286,305	1,965,239	1,280,605	3,327,064
Net assets end of year	$871,112	$1,560,404	$386,925	$1,300,416	$1,678,068	$1,534,550	$2,922,416

[1]Share transactions
Shares sold
Class A	23,781	4,260	6,612	3,686	12,241	16,773	8,974
Class I	454	219	145	144	295	431	250
Shares redeemed
Class A	(18,878)	(12,022)	(9,832)	(6,798)	(22,849)	(22,161)	(19,676)
Class I	(401)	(295)	(264)	(228)	(367)	(479)	(291)
Change in shares
Class A	4,903	(7,762)	(3,220)	(3,112)	(10,608)	(5,388)	(10,702)
Class I	53	(76)	(119)	(84)	(72)	(48)	(41)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$2,259	$2,240	$1,568	$17,896	$4,788	$129,978	$40,114
Net realized gain (loss)	14,302	1,042,424	1,345	772,756	(2,912)	731,893	179,610
Net change in unrealized appreciation
(depreciation)	15,951	889,432	(5,432)	953,932	4,525	2,266,027	868,936
Change in net assets from operations	32,512	1,934,096	(2,519)	1,744,584	6,401	3,127,898	1,088,660
Share transactions[1]
Proceeds from the sale of shares
Class A	144,800	1,508,932	58,835	1,556,577	72,701	2,379,127	382,708
Class I	5,837	44,371	2,250	43,735	4,293	2,287	10,183
Cost of shares redeemed
Class A	(120,379)	(1,942,075)	(94,335)	(2,198,875)	(64,318)	(3,262,824)	(1,328,816)
Class I	(3,613)	(39,250)	(2,849)	(50,862)	(4,977)	(3,724)	(22,573)
Change in net assets from
share transactions	26,645	(428,022)	(36,099)	(649,425)	7,699	(885,134)	(958,498)
Change in net assets	59,157	1,506,074	(38,618)	1,095,159	14,100	2,242,764	130,162
Net assets beginning of year	225,166	5,659,986	177,853	7,259,549	189,481	13,160,295	5,004,214
Net assets end of year	$284,323	$7,166,060	$139,235	$8,354,708	$203,581	$15,403,059	$5,134,376

[1]Share transactions
Shares sold
Class A	7,135	27,435	3,461	22,686	5,154	56,000	17,138
Class I	284	770	129	936	307	52	443
Shares redeemed
Class A	(6,095)	(35,391)	(5,581)	(32,171)	(4,682)	(76,783)	(58,866)
Class I	(179)	(685)	(164)	(1,109)	(358)	(85)	(976)
Change in shares
Class A	1,040	(7,956)	(2,120)	(9,485)	472	(20,783)	(41,728)
Class I	105	85	(35)	(173)	(51)	(33)	(533)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund(a)	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund
Operations
Net investment income (loss)	$11,445	$5,171	$19,992	$269	$1,358	$3,318	$16,780
Net realized gain (loss)	(7,526)	7,317	230,640	2,945	4,767	25,943	196,626
Net change in unrealized appreciation
(depreciation)	91,265	58,925	793	(460)	3,880	43,289	(69,357)
Change in net assets from operations	95,184	71,413	251,425	2,754	10,005	72,550	144,049
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(64,509)
Class I	—	—	—	—	—	—	(46,042)
Total distributions to shareholders	—	—	—	—	—	—	(110,551)
Share transactions[1]
Proceeds from the sale of shares
Class A	305,270	79,205	231,428	5,206	2,658	213,730	173,862
Class I	10,122	2,705	123,042	—	135,587	4,764	116,286
Reinvestment of distributions
Class A	—	—	—	—	—	—	64,509
Class I	—	—	—	—	—	—	46,042
Cost of shares redeemed
Class A	(237,813)	(102,088)	(499,141)	(6,192)	(850)	(130,323)	(372,653)
Class I	(6,878)	(3,202)	(19,793)	—	(20,796)	(4,946)	(145,662)
Change in net assets from
share transactions	70,701	(23,380)	(164,464)	(986)	116,599	83,225	(117,616)
Change in net assets	165,885	48,033	86,961	1,768	126,604	155,775	(84,118)
Net assets beginning of year	399,385	403,301	1,944,678	14,769	—	315,415	1,392,155
Net assets end of year	$565,270	$451,334	$2,031,639	$16,537	$126,604	$471,190	$1,308,037

[1]Share transactions
Shares sold
Class A	14,722	1,915	11,626	397	241	8,708	13,350
Class I	473	63	5,586	—	13,520	187	8,834
Reinvestment of distributions
Class A	—	—	—	—	—	—	4,861
Class I	—	—	—	—	—	—	3,416
Shares redeemed
Class A	(11,946)	(2,465)	(25,165)	(498)	(75)	(5,229)	(28,453)
Class I	(355)	(76)	(960)	—	(1,940)	(196)	(10,614)
Change in shares
Class A	2,776	(550)	(13,539)	(101)	166	3,479	(10,242)
Class I	118	(13)	4,626	—	11,580	(9)	1,636

(a)	Period from commencement of operations April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$2,874	$2,068	$34,847	$37,531	$82,162	$38,710	$43,781
Net realized gain (loss)	4,389	12,108	(14,492)	219,606	(13,297)	(18,301)	(44,987)
Net change in unrealized appreciation
(depreciation)	(1,193)	(3,331)	17,774	96,092	2,004	8,821	33,121
Change in net assets from operations	6,070	10,845	38,129	353,229	70,869	29,230	31,915
Share transactions[1]
Proceeds from the sale of shares
Class A	11,217	75,972	141,102	634,701	338,478	121,689	131,263
Class I	1,726	—	12,428	442,627	48,120	245,874	29,528
Cost of shares redeemed
Class A	(16,706)	(64,879)	(162,538)	(511,230)	(246,961)	(142,053)	(273,798)
Class I	(84,768)	—	(22,728)	(102,223)	(200,501)	(270,044)	(241,190)
Change in net assets from
share transactions	(88,531)	11,093	(31,736)	463,875	(60,864)	(44,534)	(354,197)
Change in net assets	(82,461)	21,938	6,393	817,104	10,005	(15,304)	(322,282)
Net assets beginning of year	120,564	30,927	698,749	1,900,897	1,503,834	884,308	1,404,038
Net assets end of year	$38,103	$52,865	$705,142	$2,718,001	$1,513,839	$869,004	$1,081,756

[1]Share transactions
Shares sold
Class A	675	6,366	11,325	19,898	29,435	10,010	11,462
Class I	104	—	969	13,812	4,121	20,241	2,501
Shares redeemed
Class A	(1,011)	(5,279)	(13,067)	(16,173)	(21,438)	(11,690)	(23,922)
Class I	(5,071)	—	(1,770)	(3,077)	(17,146)	(21,845)	(20,153)
Change in shares
Class A	(336)	1,087	(1,742)	3,725	7,997	(1,680)	(12,460)
Class I	(4,967)	—	(801)	10,735	(13,025)	(1,604)	(17,652)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund(a)	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund(b)
Operations
Net investment income (loss)	$100,879	$8,017	$68,600	$3,854	$28,527	$9,486	$441
Net realized gain (loss)	(3,522)	2,426	(12,273)	26,983	282,595	29,874	(220)
Net change in unrealized appreciation
(depreciation)	6,827	(460)	(24,938)	11,634	69,405	18,446	(4,878)
Change in net assets from operations	104,184	9,983	31,389	42,471	380,527	57,806	(4,657)
Share transactions[1]
Proceeds from the sale of shares
Class A	181,092	1,681	129,488	58,110	107,350	72,378	76,249
Class I	114,546	326,250	92,303	2,520	4,210	2,852	480,442
Cost of shares redeemed
Class A	(274,759)	(680)	(150,529)	(120,992)	(487,174)	(123,245)	(2,938)
Class I	(105,280)	(41,643)	(268,180)	(2,212)	(4,661)	(729)	(20,823)
Change in net assets from
share transactions	(84,401)	285,608	(196,918)	(62,574)	(380,275)	(48,744)	532,930
Change in net assets	19,783	295,591	(165,529)	(20,103)	252	9,062	528,273
Net assets beginning of year	1,410,005	—	1,670,027	428,125	2,141,322	518,278	—
Net assets end of year	$1,429,788	$295,591	$1,504,498	$408,022	$2,141,574	$527,340	$528,273

[1]Share transactions
Shares sold
Class A	11,323	160	10,169	6,302	4,712	4,046	7,595
Class I	5,825	32,178	7,041	273	183	157	48,039
Shares redeemed
Class A	(17,170)	(64)	(11,795)	(13,124)	(21,182)	(6,906)	(289)
Class I	(5,595)	(3,968)	(20,893)	(240)	(197)	(41)	(2,059)
Change in shares
Class A	(5,847)	96	(1,626)	(6,822)	(16,470)	(2,860)	7,306
Class I	230	28,210	(13,852)	33	(14)	116	45,980

(a)	Period from commencement of operations April 29, 2024.
(b)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund
Operations
Net investment income (loss)	$288,040	$(33,795)	$(12,283)	$45,648	$35,268	$49,954	$84
Net realized gain (loss)	1,444,510	1,592,491	745,849	(6,669)	(22,322)	532,337	(1,365)
Net change in unrealized appreciation
(depreciation)	(98,733)	1,090,774	(252,779)	14,209	26,204	76,230	1,282
Change in net assets from operations	1,633,817	2,649,470	480,787	53,188	39,150	658,521	1
Share transactions[1]
Proceeds from the sale of shares
Class A	2,016,426	874,171	498,942	248,127	70,667	384,249	2,720
Class I	95,285	293,132	41,657	15,634	160,012	240,902	—
Cost of shares redeemed
Class A	(2,477,567)	(2,375,906)	(1,186,798)	(384,355)	(80,197)	(755,175)	(2,334)
Class I	(292,366)	(713,029)	(112,074)	(14,219)	(123,351)	(576,106)	—
Change in net assets from
share transactions	(658,222)	(1,921,632)	(758,273)	(134,813)	27,131	(706,130)	386
Change in net assets	975,595	727,838	(277,486)	(81,625)	66,281	(47,609)	387
Net assets beginning of year	13,354,104	9,481,776	5,416,190	1,198,227	400,318	4,521,939	5,243
Net assets end of year	$14,329,699	$10,209,614	$5,138,704	$1,116,602	$466,599	$4,474,330	$5,630

[1]Share transactions
Shares sold
Class A	76,015	10,646	6,440	23,075	5,897	14,072	338
Class I	3,523	3,372	505	1,409	13,470	8,198	—
Shares redeemed
Class A	(92,808)	(28,737)	(15,278)	(35,731)	(6,685)	(27,638)	(287)
Class I	(10,521)	(8,036)	(1,322)	(1,289)	(10,044)	(19,543)	—
Change in shares
Class A	(16,793)	(18,091)	(8,838)	(12,656)	(788)	(13,566)	51
Class I	(6,998)	(4,664)	(817)	120	3,426	(11,345)	—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Operations
Net investment income (loss)	$3,584	$1,495	$6,173	$161,279	$23,454	$11,283
Net realized gain (loss)	125,473	(8,065)	39,222	993,916	68,980	35,240
Net change in unrealized appreciation
(depreciation)	(26,879)	9,779	(58,829)	96,611	39,504	(10,333)
Change in net assets from operations	102,178	3,209	(13,434)	1,251,806	131,938	36,190
Distributions to shareholders
From distributable earnings
Class A	(17,560)	—	(1,773)	—	—	—
Class I	(26,694)	—	(2,993)	—	—	—
Total distributions to shareholders	(44,254)	—	(4,766)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	213,220	20,798	48,208	758,851	81,907	50,449
Class I	314,316	579	345,785	10,179	26,869	1,306
Reinvestment of distributions
Class A	17,560	—	1,773	—	—	—
Class I	26,694	—	2,993	—	—	—
Cost of shares redeemed
Class A	(218,563)	(33,971)	(153,278)	(1,805,467)	(193,291)	(160,919)
Class I	(176,283)	(20,502)	(75,976)	(18,773)	(209,395)	(1,847)
Change in net assets from
share transactions	176,944	(33,096)	169,505	(1,055,210)	(293,910)	(111,011)
Change in net assets	234,868	(29,887)	151,305	196,596	(161,972)	(74,821)
Net assets beginning of year	1,529,677	79,859	824,429	8,973,755	1,195,808	672,723
Net assets end of year	$1,764,545	$49,972	$975,734	$9,170,351	$1,033,836	$597,902

[1]Share transactions
Shares sold
Class A	14,128	1,628	4,197	21,236	4,517	5,117
Class I	20,019	45	27,796	268	1,432	125
Reinvestment of distributions
Class A	1,133	—	154	—	—	—
Class I	1,692	—	242	—	—	—
Shares redeemed
Class A	(14,438)	(2,642)	(13,288)	(50,336)	(10,642)	(16,133)
Class I	(11,489)	(1,591)	(5,980)	(499)	(11,390)	(178)
Change in shares
Class A	823	(1,014)	(8,937)	(29,100)	(6,125)	(11,016)
Class I	10,222	(1,546)	22,058	(231)	(9,958)	(53)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

JNL/WMC Value Fund
Operations
Net investment income (loss)	$20,835
Net realized gain (loss)	165,047
Net change in unrealized appreciation
(depreciation)	(46,738)
Change in net assets from operations	139,144
Share transactions[1]
Proceeds from the sale of shares
Class A	80,747
Class I	28,789
Cost of shares redeemed
Class A	(183,208)
Class I	(401,392)
Change in net assets from
share transactions	(475,064)
Change in net assets	(335,920)
Net assets beginning of year	1,399,420
Net assets end of year	$1,063,500

[1]Share transactions
Shares sold
Class A	2,392
Class I	809
Shares redeemed
Class A	(5,379)
Class I	(11,227)
Change in shares
Class A	(2,987)
Class I	(10,418)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Income and Expense Ratios. Ratios are annualized for periods less than one year. Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)
Class A
06/30/25		18.22	0.03	1.41	1.44	—	—	19.66	7.90	3,392,303	33	(c)	0.61	0.91	0.32
12/31/24		15.70	0.31	2.21	2.52	—	—	18.22	16.05	3,209,254	43	(c)	0.61	0.91	1.81
12/31/23		13.79	0.27	1.64	1.91	—	—	15.70	13.85	2,796,135	54	(c)	0.61	0.91	1.88
12/31/22		15.99	0.22	(2.42)	(2.20)	—	—	13.79	(13.76)	2,476,333	42	(c)	0.61	0.91	1.56
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(c)	0.61	0.91	1.26
12/31/20		12.44	0.18	1.32	1.50	—	—	13.94	12.06	2,073,720	49	(c)	0.62	0.92	1.43

Class I
06/30/25		19.21	0.06	1.49	1.55	—	—	20.76	8.07	62,179	33	(c)	0.31	0.61	0.59
12/31/24		16.51	0.39	2.31	2.70	—	—	19.21	16.35	60,404	43	(c)	0.31	0.61	2.13
12/31/23		14.46	0.32	1.73	2.05	—	—	16.51	14.18	50,185	54	(c)	0.31	0.61	2.14
12/31/22		16.71	0.28	(2.53)	(2.25)	—	—	14.46	(13.46)	45,346	42	(c)	0.31	0.61	1.86
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(c)	0.31	0.61	1.59
12/31/20		12.92	0.24	1.36	1.60	—	—	14.52	12.38	36,032	49	(c)	0.32	0.62	1.83

JNL/American Funds Bond Fund of America Fund(a)(d)
Class A
06/30/25		9.30	0.06	0.31	0.37	—	—	9.67	3.98	450,961	66	(e)	0.60	0.80	1.23
12/31/24		9.22	0.39	(0.31)	0.08	—	—	9.30	0.87	447,706	102	(e)	0.60	0.80	4.17
12/31/23		8.81	0.35	0.06	0.41	—	—	9.22	4.65	348,671	129	(e)	0.60	0.80	3.97
12/31/22		10.11	0.32	(1.62)	(1.30)	—	—	8.81	(12.86)	162,367	77	(e)	0.61	0.81	3.50
12/31/21	(f)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(e)	0.61	0.81	3.47

Class I
06/30/25		9.40	0.07	0.32	0.39	—	—	9.79	4.15	18,029	66	(e)	0.30	0.50	1.50
12/31/24		9.29	0.42	(0.31)	0.11	—	—	9.40	1.18	18,922	102	(e)	0.30	0.50	4.54
12/31/23		8.86	0.36	0.07	0.43	—	—	9.29	4.85	13,335	129	(e)	0.30	0.50	4.01
12/31/22		10.13	0.51	(1.78)	(1.27)	—	—	8.86	(12.54)	6,567	77	(e)	0.31	0.51	5.55
12/31/21	(f)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(e)	0.31	0.51	2.32

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: June 30, 2025: 0.91%, 1.21%, 0.02%; December 31, 2024: 0.91%, 1.21%, 1.51%; December 31, 2023: 0.91%, 1.21%, 1.58%; December 31, 2022: 0.91%, 1.21%, 1.26%; December 31, 2021: 0.91%, 1.21%, 0.96%; December 31, 2020: 0.92%, 1.22%, 1.13%. JNL/American Funds Balanced Fund - Class I: June 30, 2025: 0.61%, 0.91%, 0.29%; December 31, 2024: 0.61%, 0.91%, 1.83%; December 31, 2023: 0.61%, 0.91%, 1.84%; December 31, 2022: 0.61%, 0.91%, 1.56%; December 31, 2021: 0.61%, 0.91%, 1.29%; December 31, 2020: 0.62%, 0.92%, 1.53%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund was as follows: June 30, 2025: 59%; December 31, 2024: 129%; December 31, 2023: 159%; December 31, 2022: 118%; December 31, 2021: 124%; December 31, 2020: 145%

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: June 30, 2025: 0.84%, 1.04%, 0.99%; December 31, 2024: 0.84%, 1.04%, 3.93%; December 31, 2023: 0.80%, 1.00%, 3.77%; December 31, 2022: 0.81%, 1.01%, 3.30%; December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: June 30, 2025: 0.54%, 0.74%, 1.26%; December 31, 2024: 0.54%, 0.74%, 4.30%; December 31, 2023: 0.50%, 0.70%, 3.81%; December 31, 2022: 0.51%, 0.71%, 5.35%; December 31, 2021: 0.57%, 0.77%, 2.06%.

(e)

Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was as follows: June 30, 2025: 120%; December 31, 2024: 398%; December 31, 2023: 545%; December 31, 2022: 415%; December 31, 2021: 456%;

(f)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital Income Builder Fund(a)(b)
Class A
06/30/25	14.50	0.14		1.59	1.73	—	—	16.23	11.93	504,909	34	(c)	0.68	0.93	1.83
12/31/24	13.21	0.42		0.87	1.29	—	—	14.50	9.77	425,545	49	(c)	0.68	0.93	2.99
12/31/23	12.17	0.31		0.73	1.04	—	—	13.21	8.55	382,448	59	(c)	0.68	0.93	2.53
12/31/22	13.16	0.31		(1.30)	(0.99)	—	—	12.17	(7.52)	343,933	48	(c)	0.68	0.93	2.51
12/31/21	11.49	0.30		1.37	1.67	—	—	13.16	14.53	275,274	60	(c)	0.68	0.93	2.44
12/31/20	11.05	0.27		0.17	0.44	—	—	11.49	3.98	181,763	110	(c)	0.65	0.93	2.59

Class I
06/30/25	14.79	0.17		1.62	1.79	—	—	16.58	12.10	11,356	34	(c)	0.38	0.63	2.16
12/31/24	13.44	0.47		0.88	1.35	—	—	14.79	10.04	9,228	49	(c)	0.38	0.63	3.29
12/31/23	12.34	0.36		0.74	1.10	—	—	13.44	8.91	8,082	59	(c)	0.38	0.63	2.87
12/31/22	13.31	0.34		(1.31)	(0.97)	—	—	12.34	(7.29)	7,276	48	(c)	0.38	0.63	2.71
12/31/21	11.58	0.35		1.38	1.73	—	—	13.31	14.94	7,313	60	(c)	0.38	0.63	2.77
12/31/20	11.11	0.30		0.17	0.47	—	—	11.58	4.23	4,553	110	(c)	0.35	0.63	2.83

JNL/American Funds Capital World Bond Fund(a)(d)
Class A
06/30/25	9.85	(0.00)	(e)	0.83	0.83	—	—	10.68	8.43	315,803	31	(f)	0.57	1.00	(0.01)
12/31/24	10.19	0.19		(0.53)	(0.34)	—	—	9.85	(3.34)	297,167	54	(f)	0.57	1.00	1.86
12/31/23	9.63	(0.06)		0.62	0.56	—	—	10.19	5.82	340,882	110	(f)	0.58	1.01	(0.58)
12/31/22	11.73	(0.03)		(2.07)	(2.10)	—	—	9.63	(17.90)	350,084	114	(f)	0.57	1.00	(0.28)
12/31/21	12.39	0.16		(0.82)	(0.66)	—	—	11.73	(5.33)	480,867	64	(f)	0.57	1.00	1.34
12/31/20	11.31	0.10		0.98	1.08	—	—	12.39	9.55	505,412	88	(f)	0.56	1.00	0.88

Class I
06/30/25	10.12	0.01		0.85	0.86	—	—	10.98	8.50	4,974	31	(f)	0.27	0.70	0.28
12/31/24	10.43	0.24		(0.55)	(0.31)	—	—	10.12	(2.97)	4,714	54	(f)	0.27	0.70	2.29
12/31/23	9.83	(0.03)		0.63	0.60	—	—	10.43	6.10	4,683	110	(f)	0.28	0.71	(0.28)
12/31/22	11.94	0.00		(2.11)	(2.11)	—	—	9.83	(17.67)	4,581	114	(f)	0.27	0.70	0.01
12/31/21	12.57	0.22		(0.85)	(0.63)	—	—	11.94	(5.01)	4,955	64	(f)	0.27	0.70	1.81
12/31/20	11.44	0.16		0.97	1.13	—	—	12.57	9.88	3,664	88	(f)	0.26	0.70	1.37

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: June 30, 2025: 0.95%, 1.20%, 1.56%; December 31, 2024: 0.95%, 1.20%, 2.72%; December 31, 2023: 0.94%, 1.19%, 2.27%; December 31, 2022: 0.94%, 1.19%, 2.25%; December 31, 2021: 0.95%, 1.20%, 2.17%; December 31, 2020: 1.00%, 1.28%, 2.24%. JNL/American Funds Capital Income Builder Fund - Class I: June 30, 2025: 0.65%, 0.90%, 1.89%; December 31, 2024: 0.65%, 0.90%, 3.02%; December 31, 2023: 0.64%, 0.89%, 2.61%; December 31, 2022: 0.64%, 0.89%, 2.45%; December 31, 2021: 0.65%, 0.90%, 2.50%; December 31, 2020: 0.70%, 0.98%, 2.48%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund was as follows: June 30, 2025: 43%; December 31, 2024: 107%; December 31, 2023: 149%; December 31, 2022: 126%; December 31, 2021: 93%; December 31, 2020: 184%

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: June 30, 2025: 1.05%, 1.48%, (0.49%); December 31, 2024: 1.05%, 1.48%, 1.38%; December 31, 2023: 1.06%, 1.49%, (1.06)%; December 31, 2022: 1.05%, 1.48%, (0.76)%; December 31, 2021: 1.07%, 1.50%, 0.84%; December 31, 2020: 1.08%, 1.52%, 0.36%. JNL/American Funds Capital World Bond Fund - Class I: June 30, 2025: 0.75%, 1.18%, (0.20%); December 31, 2024: 0.75%, 1.18%, 1.81%; December 31, 2023: 0.76%, 1.19%, (0.76)%; December 31, 2022: 0.75%, 1.18%, (0.47)%; December 31, 2021: 0.77%, 1.20%, 1.31%; December 31, 2020: 0.78%, 1.22%, 0.85%.

(e)	Amount represents less than $0.005.
(f)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund was as follows: June 30, 2025: 60%; December 31, 2024: 269%; December 31, 2023: 286%; December 31, 2022: 188%; December 31, 2021: 91%; December 31, 2020: 145%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Growth Fund(a)(b)
Class A
06/30/25	27.31	0.01	2.99	3.00	—	—	30.31	10.98	1,041,159	15	0.65	1.05	0.06
12/31/24	24.12	0.30	2.89	3.19	—	—	27.31	13.23	1,002,366	41	0.65	1.05	1.13
12/31/23	19.75	0.12	4.25	4.37	—	—	24.12	22.13	899,358	29	0.65	1.05	0.52
12/31/22	26.35	0.06	(6.66)	(6.60)	—	—	19.75	(25.05)	703,263	29	0.62	1.05	0.30
12/31/21	22.70	0.01	3.64	3.65	—	—	26.35	16.08	985,836	18	0.55	1.05	0.05
12/31/20	17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17	0.56	1.06	0.09

Class I
06/30/25	27.89	0.05	3.06	3.11	—	—	31.00	11.15	26,077	15	0.35	0.75	0.35
12/31/24	24.56	0.39	2.94	3.33	—	—	27.89	13.56	26,948	41	0.35	0.75	1.42
12/31/23	20.05	0.19	4.32	4.51	—	—	24.56	22.49	24,350	29	0.35	0.75	0.84
12/31/22	26.67	0.13	(6.75)	(6.62)	—	—	20.05	(24.82)	18,835	29	0.32	0.75	0.61
12/31/21	22.90	0.09	3.68	3.77	—	—	26.67	16.46	26,529	18	0.25	0.75	0.37
12/31/20	17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17	0.26	0.76	0.44

JNL/American Funds Global Small Capitalization Fund(a)(c)
Class A
06/30/25	18.95	(0.05)	1.52	1.47	—	—	20.42	7.76	597,952	27	0.58	1.05	(0.58)
12/31/24	18.57	0.12	0.26	0.38	—	—	18.95	2.05	603,674	47	0.59	1.05	0.63
12/31/23	16.04	(0.02)	2.55	2.53	—	—	18.57	15.77	663,233	36	0.59	1.05	(0.12)
12/31/22	22.85	(0.10)	(6.71)	(6.81)	—	—	16.04	(29.80)	606,245	40	0.58	1.05	(0.58)
12/31/21	21.48	(0.13)	1.50	1.37	—	—	22.85	6.38	915,287	29	0.55	1.05	(0.55)
12/31/20	16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)

Class I
06/30/25	19.56	(0.03)	1.58	1.55	—	—	21.11	7.92	11,596	27	0.28	0.75	(0.28)
12/31/24	19.12	0.18	0.26	0.44	—	—	19.56	2.30	10,835	47	0.29	0.75	0.92
12/31/23	16.47	0.03	2.62	2.65	—	—	19.12	16.09	11,446	36	0.29	0.75	0.20
12/31/22	23.39	(0.05)	(6.87)	(6.92)	—	—	16.47	(29.59)	9,653	40	0.28	0.75	(0.28)
12/31/21	21.92	(0.06)	1.53	1.47	—	—	23.39	6.71	13,636	29	0.25	0.75	(0.25)
12/31/20	16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: June 30, 2025: 1.06%, 1.46%, (0.35%); December 31, 2024: 1.06%, 1.46%, 0.72%; December 31, 2023: 1.06%, 1.46%, 0.11%; December 31, 2022: 1.08%, 1.51%, (0.16)%; December 31, 2021: 1.09%, 1.59%, (0.49)%; December 31, 2020: 1.12%, 1.62%, (0.47)%. JNL/American Funds Global Growth Fund - Class I: June 30, 2025: 0.76%, 1.16%, (0.06%); December 31, 2024: 0.76%, 1.16%, 1.01%; December 31, 2023: 0.76%, 1.16%, 0.43%; December 31, 2022: 0.78%, 1.21%, 0.15%; December 31, 2021: 0.79%, 1.29%, (0.17)%; December 31, 2020: 0.82%, 1.32%, (0.12)%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: June 30, 2025: 1.23%, 1.70%, (1.23%); December 31, 2024: 1.26%, 1.72%, (0.04)%; December 31, 2023: 1.24%, 1.70%, (0.77)%; December 31, 2022: 1.27%, 1.74%, (1.27)%; December 31, 2021: 1.29%, 1.79%, (1.29)%; December 31, 2020: 1.30%, 1.80%, (1.10)%. JNL/American Funds Global Small Capitalization Fund - Class I: June 30, 2025: 0.93%, 1.40%, (0.93%); December 31, 2024: 0.96%, 1.42%, 0.25%; December 31, 2023: 0.94%, 1.40%, (0.45)%; December 31, 2022: 0.97%, 1.44%, (0.97)%; December 31, 2021: 0.99%, 1.49%, (0.99)%; December 31, 2020: 1.00%, 1.50%, (0.81)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Fund(a)(b)
Class A
06/30/25	64.88	(0.05)	6.50	6.45	—	—	71.33	9.94	7,530,287	14	0.56	0.99	(0.14)
12/31/24	49.43	0.02	15.43	15.45	—	—	64.88	31.26	6,725,296	23	0.56	1.00	0.03
12/31/23	35.81	0.03	13.59	13.62	—	—	49.43	38.03	4,989,869	23	0.55	1.00	0.07
12/31/22	51.27	0.02	(15.48)	(15.46)	—	—	35.81	(30.15)	3,304,086	29	0.56	1.01	0.04
12/31/21	42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)
12/31/20	27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04

Class I
06/30/25	66.34	0.05	6.66	6.71	—	—	73.05	10.11	160,851	14	0.26	0.69	0.16
12/31/24	50.40	0.20	15.74	15.94	—	—	66.34	31.63	141,371	23	0.26	0.70	0.34
12/31/23	36.40	0.16	13.84	14.00	—	—	50.40	38.46	100,563	23	0.25	0.70	0.37
12/31/22	51.96	0.15	(15.71)	(15.56)	—	—	36.40	(29.95)	66,531	29	0.26	0.71	0.36
12/31/21	42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)
12/31/20	28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34

JNL/American Funds Growth-Income Fund(a)(c)
Class A
06/30/25	49.44	(0.03)	3.89	3.86	—	—	53.30	7.81	11,907,858	18	0.63	0.93	(0.13)
12/31/24	39.95	0.31	9.18	9.49	—	—	49.44	23.75	11,530,490	45	0.63	0.93	0.69
12/31/23	31.79	0.35	7.81	8.16	—	—	39.95	25.67	10,182,250	26	0.63	0.93	0.98
12/31/22	38.22	0.30	(6.73)	(6.43)	—	—	31.79	(16.82)	8,441,976	25	0.63	0.93	0.90
12/31/21	30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74
12/31/20	27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98

Class I
06/30/25	51.04	0.04	4.02	4.06	—	—	55.10	7.95	177,223	18	0.33	0.63	0.17
12/31/24	41.11	0.47	9.46	9.93	—	—	51.04	24.15	167,630	45	0.33	0.63	1.00
12/31/23	32.62	0.48	8.01	8.49	—	—	41.11	26.03	140,610	26	0.33	0.63	1.32
12/31/22	39.10	0.41	(6.89)	(6.48)	—	—	32.62	(16.57)	107,171	25	0.33	0.63	1.21
12/31/21	31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13
12/31/20	27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: June 30, 2025: 0.90%, 1.33%, (0.48%); December 31, 2024: 0.90%, 1.34%, (0.31)%; December 31, 2023: 0.90%, 1.35%, (0.28)%; December 31, 2022: 0.91%, 1.36%, (0.31)%; December 31, 2021: 0.90%, 1.35%, (0.39)%; December 31, 2020: 0.93%, 1.38%, (0.31)%. JNL/American Funds Growth Fund - Class I: June 30, 2025: 0.60%, 1.03%, (0.18%); December 31, 2024: 0.60%, 1.04%, 0.00%; December 31, 2023: 0.60%, 1.05%, 0.02%; December 31, 2022: 0.61%, 1.06%, 0.01%; December 31, 2021: 0.60%, 1.05%, (0.67)%; December 31, 2020: 0.63%, 1.08%, (0.01)%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: June 30, 2025: 0.91%, 1.21%, (0.41%); December 31, 2024: 0.91%, 1.21%, 0.41%; December 31, 2023: 0.92%, 1.22%, 0.69%; December 31, 2022: 0.92%, 1.22%, 0.61%; December 31, 2021: 0.92%, 1.22%, 0.45%; December 31, 2020: 0.93%, 1.23%, 0.69%. JNL/American Funds Growth-Income Fund - Class I: June 30, 2025: 0.61%, 0.91%, (0.11%); December 31, 2024: 0.61%, 0.91%, 0.72%; December 31, 2023: 0.62%, 0.92%, 1.03%; December 31, 2022: 0.62%, 0.92%, 0.92%; December 31, 2021: 0.62%, 0.92%, 0.84%; December 31, 2020: 0.63%, 0.93%, 1.15%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds International Fund(a)(b)
Class A
06/30/25	16.15	(0.04)	1.95	1.91	—	—	18.06	11.83	1,355,234	42	0.64	1.14	(0.51)
12/31/24	15.72	0.12	0.31	0.43	—	—	16.15	2.74	1,287,633	35	0.64	1.14	0.73
12/31/23	13.63	0.13	1.96	2.09	—	—	15.72	15.33	1,435,176	28	0.64	1.14	0.89
12/31/22	17.27	0.19	(3.83)	(3.64)	—	—	13.63	(21.08)	1,354,785	42	0.64	1.14	1.32
12/31/21	17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02
12/31/20	15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26

Class I
06/30/25	16.64	(0.02)	2.02	2.00	—	—	18.64	12.02	20,684	42	0.34	0.84	(0.20)
12/31/24	16.15	0.19	0.30	0.49	—	—	16.64	3.03	18,089	35	0.34	0.84	1.09
12/31/23	13.95	0.19	2.01	2.20	—	—	16.15	15.77	17,619	28	0.34	0.84	1.25
12/31/22	17.63	0.25	(3.93)	(3.68)	—	—	13.95	(20.87)	14,865	42	0.34	0.84	1.69
12/31/21	17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61
12/31/20	15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65

JNL/American Funds New World Fund(a)(c)
Class A
06/30/25	17.59	(0.04)	2.72	2.68	—	—	20.27	15.24	1,385,745	23	0.69	1.34	(0.40)
12/31/24	16.58	0.16	0.85	1.01	—	—	17.59	6.09	1,291,750	55	0.69	1.34	0.88
12/31/23	14.36	0.15	2.07	2.22	—	—	16.58	15.46	1,398,840	36	0.69	1.34	0.98
12/31/22	18.51	0.13	(4.28)	(4.15)	—	—	14.36	(22.42)	1,285,794	40	0.69	1.34	0.87
12/31/21	17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42
12/31/20	14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)

Class I
06/30/25	18.10	(0.01)	2.80	2.79	—	—	20.89	15.41	30,895	23	0.39	1.04	(0.10)
12/31/24	17.00	0.22	0.88	1.10	—	—	18.10	6.47	29,502	55	0.39	1.04	1.20
12/31/23	14.68	0.21	2.11	2.32	—	—	17.00	15.80	31,324	36	0.39	1.04	1.34
12/31/22	18.87	0.19	(4.38)	(4.19)	—	—	14.68	(22.20)	24,971	40	0.39	1.04	1.24
12/31/21	18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80
12/31/20	14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: June 30, 2025: 1.16%, 1.66%, (1.03%); December 31, 2024: 1.16%, 1.66%, 0.21%; December 31, 2023: 1.17%, 1.67%, 0.36%; December 31, 2022: 1.18%, 1.68%, 0.78%; December 31, 2021: 1.18%, 1.68%, 1.47%; December 31, 2020: 1.18%, 1.68%, (0.29)%. JNL/American Funds International Fund - Class I: June 30, 2025: 0.86%, 1.36%, (0.72%); December 31, 2024: 0.86%, 1.36%, 0.57%; December 31, 2023: 0.87%, 1.37%, 0.72%; December 31, 2022: 0.88%, 1.38%, 1.15%; December 31, 2021: 0.88%, 1.38%, 2.06%; December 31, 2020: 0.88%, 1.38%, 0.10%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: June 30, 2025: 1.26%, 1.91%, (0.97%); December 31, 2024: 1.26%, 1.91%, 0.31%; December 31, 2023: 1.26%, 1.91%, 0.41%; December 31, 2022: 1.26%, 1.91%, 0.30%; December 31, 2021: 1.24%, 1.89%, (0.14)%; December 31, 2020: 1.32%, 1.98%, (1.07)%. JNL/American Funds New World Fund - Class I: June 30, 2025: 0.96%, 1.61%, (0.67%); December 31, 2024: 0.96%, 1.61%, 0.63%; December 31, 2023: 0.96%, 1.61%, 0.77%; December 31, 2022: 0.96%, 1.61%, 0.67%; December 31, 2021: 0.94%, 1.59%, 0.24%; December 31, 2020: 1.02%, 1.68%, (0.76)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Washington Mutual Investors Fund(a)(b)
Class A
06/30/25	42.46	0.01		3.74	3.75	—	—	46.21	8.83	4,107,066	18		0.66	0.96	0.07
12/31/24	35.79	0.45		6.22	6.67	—	—	42.46	18.64	3,936,890	31		0.66	0.96	1.12
12/31/23	30.62	0.46		4.71	5.17	—	—	35.79	16.88	3,711,485	29		0.66	0.96	1.42
12/31/22	33.61	0.45		(3.44)	(2.99)	—	—	30.62	(8.90)	3,451,516	30		0.66	0.96	1.47
12/31/21	26.40	0.31		6.90	7.21	—	—	33.61	27.31	3,975,111	90		0.64	0.96	1.04
12/31/20	24.35	0.32		1.73	2.05	—	—	26.40	8.42	3,305,413	40		0.59	0.97	1.38

Class I
06/30/25	43.83	0.08		3.86	3.94	—	—	47.77	8.99	66,217	18		0.36	0.66	0.37
12/31/24	36.84	0.63		6.36	6.99	—	—	43.83	18.97	62,278	31		0.36	0.66	1.52
12/31/23	31.42	0.60		4.82	5.42	—	—	36.84	17.25	48,235	29		0.36	0.66	1.80
12/31/22	34.39	0.60		(3.57)	(2.97)	—	—	31.42	(8.64)	41,226	30		0.36	0.66	1.90
12/31/21	26.93	0.44		7.02	7.46	—	—	34.39	27.70	39,478	90		0.34	0.66	1.43
12/31/20	24.77	0.46		1.70	2.16	—	—	26.93	8.72	23,182	40		0.29	0.67	1.96

JNL/Mellon Bond Index Fund(c)(d)(e)
Class A
06/30/25	11.54	(0.03)		0.46	0.43	—	—	11.97	3.73	977,242	45	(f)	0.49	0.56	(0.49)
12/31/24	11.46	(0.06)		0.14	0.08	—	—	11.54	0.70	994,145	76	(f)	0.49	0.56	(0.49)
12/31/23	10.92	(0.05)		0.59	0.54	—	—	11.46	4.95	1,009,660	75	(f)	0.49	0.56	(0.49)
12/31/22	12.63	(0.06)		(1.65)	(1.71)	—	—	10.92	(13.54)	995,894	104	(f)	0.49	0.56	(0.49)
12/31/21	12.91	(0.00)	(g)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(f)	0.51	0.56	(0.03)
12/31/20	12.06	0.20		0.65	0.85	—	—	12.91	7.05	1,158,877	81	(f)	0.56	0.56	1.58

Class I
06/30/25	12.17	(0.01)		0.48	0.47	—	—	12.64	3.86	24,906	45	(f)	0.19	0.26	(0.19)
12/31/24	12.05	(0.02)		0.14	0.12	—	—	12.17	1.00	24,222	76	(f)	0.19	0.26	(0.19)
12/31/23	11.45	(0.02)		0.62	0.60	—	—	12.05	5.24	20,960	75	(f)	0.19	0.26	(0.19)
12/31/22	13.20	(0.02)		(1.73)	(1.75)	—	—	11.45	(13.26)	20,567	104	(f)	0.19	0.26	(0.19)
12/31/21	13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(f)	0.25	0.26	1.35
12/31/20	12.53	0.25		0.66	0.91	—	—	13.44	7.26	264,938	81	(f)	0.26	0.26	1.90

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: June 30, 2025: 0.92%, 1.22%, (0.19%); December 31, 2024: 0.92%, 1.22%, 0.86%; December 31, 2023: 0.93%, 1.23%, 1.15%; December 31, 2022: 0.92%, 1.22%, 1.21%; December 31, 2021: 0.95%, 1.27%, 0.73%; December 31, 2020: 1.02%, 1.40%, 0.95%. JNL/American Funds Washington Mutual Investors Fund - Class I: June 30, 2025: 0.62%, 0.92%, 0.11%; December 31, 2024: 0.62%, 0.92%, 1.26%; December 31, 2023: 0.63%, 0.93%, 1.53%; December 31, 2022: 0.62%, 0.92%, 1.64%; December 31, 2021: 0.65%, 0.97%, 1.12%; December 31, 2020: 0.72%, 1.10%, 1.53%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: June 30, 2025: 0.56%, 0.63%, (0.56%); December 31, 2024: 0.56%, 0.63%, (0.56)%; December 31, 2023: 0.57%, 0.64%, (0.57)%; December 31, 2022: 0.56%, 0.63%, (0.56)%; December 31, 2021: 0.56%, 0.61%, (0.08)%. JNL/Mellon Bond Index Fund - Class I: June 30, 2025: 0.26%, 0.33%, (0.26%); December 31, 2024: 0.26%, 0.33%, (0.26)%; December 31, 2023: 0.27%, 0.34%, (0.27)%; December 31, 2022: 0.26%, 0.33%, (0.26)%; December 31, 2021: 0.30%, 0.31%, 1.30%.

(d)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(e)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(f)

Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was as follows: June 30, 2025: 76%; December 31, 2024: 136%; December 31, 2023: 123%; December 31, 2022: 204%; December 31, 2021: 105%; December 31, 2020: 140%

(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Emerging Markets Index Fund(a)(b)(c)
Class A
06/30/25	11.58	(0.04)	1.70	1.66	—	—	13.24	14.34	808,187	3	0.58	0.73	(0.58)
12/31/24	10.97	(0.07)	0.68	0.61	—	—	11.58	5.56	759,410	5	0.58	0.73	(0.58)
12/31/23	10.04	(0.06)	0.99	0.93	—	—	10.97	9.26	823,901	12	0.58	0.72	(0.58)
12/31/22	12.39	(0.06)	(2.29)	(2.35)	—	—	10.04	(18.97)	801,260	7	0.57	0.72	(0.57)
12/31/21	12.84	(0.01)	(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19	0.62	0.72	(0.09)
12/31/20	11.30	0.14	1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11	0.74	0.74	1.35

Class I
06/30/25	11.82	(0.01)	1.72	1.71	—	—	13.53	14.47	20,193	3	0.23	0.43	(0.23)
12/31/24	11.16	(0.03)	0.69	0.66	—	—	11.82	5.91	18,815	5	0.23	0.43	(0.23)
12/31/23	10.18	(0.02)	1.00	0.98	—	—	11.16	9.63	18,475	12	0.23	0.42	(0.23)
12/31/22	12.51	(0.02)	(2.31)	(2.33)	—	—	10.18	(18.63)	16,022	7	0.22	0.42	(0.22)
12/31/21	12.92	0.03	(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19	0.26	0.42	0.23
12/31/20	11.36	0.17	1.81	1.98	(0.42)	—	12.92	17.55	14,781	11	0.40	0.44	1.59

JNL/Mellon International Index Fund(b)(c)(d)
Class A
06/30/25	15.84	(0.04)	3.19	3.15	—	—	18.99	19.89	2,917,071	8	0.51	0.60	(0.51)
12/31/24	15.39	0.48	(0.03)	0.45	—	—	15.84	2.92	2,011,954	4	0.51	0.60	2.99
12/31/23	13.13	0.33	1.93	2.26	—	—	15.39	17.21	2,241,068	7	0.51	0.60	2.34
12/31/22	15.72	0.30	(2.53)	(2.23)	(0.03)	(0.33)	13.13	(14.20)	2,075,890	2	0.51	0.61	2.21
12/31/21	14.23	0.02	1.47	1.49	—	—	15.72	10.47	2,590,032	6	0.53	0.61	0.10
12/31/20	13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3	0.63	0.63	1.78

Class I
06/30/25	16.79	(0.02)	3.37	3.35	—	—	20.14	19.95	74,454	8	0.21	0.30	(0.21)
12/31/24	16.26	0.58	(0.05)	0.53	—	—	16.79	3.26	57,281	4	0.21	0.30	3.40
12/31/23	13.83	0.41	2.02	2.43	—	—	16.26	17.57	57,687	7	0.21	0.30	2.73
12/31/22	16.53	0.37	(2.66)	(2.29)	(0.08)	(0.33)	13.83	(13.91)	50,505	2	0.21	0.31	2.64
12/31/21	14.92	0.31	1.30	1.61	—	—	16.53	10.79	55,074	6	0.30	0.32	1.95
12/31/20	14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3	0.33	0.33	2.08

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: June 30, 2025: 0.74%, 0.89%, (0.74%); December 31, 2024: 0.77%, 0.92%, (0.77)%; December 31, 2023: 0.74%, 0.88%, (0.74)%; December 31, 2022: 0.73%, 0.88%, (0.73)%; December 31, 2021: 0.74%, 0.84%, (0.23)%. JNL/Mellon Emerging Markets Index Fund - Class I: June 30, 2025: 0.39%, 0.59%, (0.39%); December 31, 2024: 0.42%, 0.62%, (0.42)%; December 31, 2023: 0.39%, 0.58%, (0.39)%; December 31, 2022: 0.38%, 0.58%, (0.38)%; December 31, 2021: 0.38%, 0.53%, 0.08%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: June 30, 2025: 0.61%, 0.70%, (0.61%); December 31, 2024: 0.61%, 0.70%, 2.89%; December 31, 2023: 0.61%, 0.70%, 2.24%; December 31, 2022: 0.61%, 0.71%, 2.11%; December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: June 30, 2025: 0.31%, 0.40%, (0.31%); December 31, 2024: 0.31%, 0.40%, 3.30%; December 31, 2023: 0.31%, 0.40%, 2.63%; December 31, 2022: 0.31%, 0.41%, 2.54%; December 31, 2021: 0.38%, 0.41%, 1.87%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)
Class A
06/30/25	35.78	(0.08)	0.05	(0.03)	—	—	35.75	(0.08)	3,192,599	6	0.46	0.54	(0.46)
12/31/24	31.57	(0.16)	4.37	4.21	—	—	35.78	13.34	3,350,878	16	0.46	0.54	(0.46)
12/31/23	27.26	(0.13)	4.44	4.31	—	—	31.57	15.81	3,290,675	19	0.46	0.54	(0.46)
12/31/22	31.53	(0.13)	(4.14)	(4.27)	—	—	27.26	(13.54)	2,999,247	12	0.46	0.54	(0.46)
12/31/21	25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)
12/31/20	22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56	0.56	1.02

Class I
06/30/25	37.18	(0.03)	0.07	0.04	—	—	37.22	0.11	83,055	6	0.16	0.24	(0.16)
12/31/24	32.71	(0.06)	4.53	4.47	—	—	37.18	13.67	82,614	16	0.16	0.24	(0.16)
12/31/23	28.17	(0.05)	4.59	4.54	—	—	32.71	16.12	73,919	19	0.16	0.24	(0.16)
12/31/22	32.48	(0.05)	(4.26)	(4.31)	—	—	28.17	(13.27)	66,791	12	0.16	0.24	(0.16)
12/31/21	26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53
12/31/20	23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26	0.26	1.32

JNL/Mellon Small Cap Index Fund(b)(c)(d)
Class A
06/30/25	28.39	(0.06)	(1.26)	(1.32)	—	—	27.07	(4.65)	2,221,714	14	0.46	0.54	(0.46)
12/31/24	26.28	(0.13)	2.24	2.11	—	—	28.39	8.03	2,453,475	32	0.46	0.54	(0.46)
12/31/23	22.74	(0.11)	3.65	3.54	—	—	26.28	15.57	2,541,868	36	0.46	0.54	(0.46)
12/31/22	27.28	(0.11)	(4.43)	(4.54)	—	—	22.74	(16.64)	2,277,127	23	0.46	0.54	(0.46)
12/31/21	21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)
12/31/20	19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57	0.57	0.90

Class I
06/30/25	29.50	(0.02)	(1.31)	(1.33)	—	—	28.17	(4.51)	59,347	14	0.16	0.24	(0.16)
12/31/24	27.23	(0.05)	2.32	2.27	—	—	29.50	8.34	70,753	32	0.16	0.24	(0.16)
12/31/23	23.49	(0.04)	3.78	3.74	—	—	27.23	15.92	64,165	36	0.16	0.24	(0.16)
12/31/22	28.09	(0.04)	(4.56)	(4.60)	—	—	23.49	(16.38)	53,909	23	0.16	0.24	(0.16)
12/31/21	22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59
12/31/20	19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27	0.27	1.20

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: June 30, 2025: 0.56%, 0.64%, (0.56%); December 31, 2024: 0.56%, 0.64%, (0.56)%; December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.62%, (0.23)%. JNL/Mellon S&P 400 MidCap Index Fund - Class I: June 30, 2025: 0.26%, 0.34%, (0.26%); December 31, 2024: 0.26%, 0.34%, (0.26)%; December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.31%, 0.34%, 0.49%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: June 30, 2025: 0.56%, 0.64%, (0.56%); December 31, 2024: 0.56%, 0.64%, (0.56)%; December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.63%, (0.21)%. JNL/Mellon Small Cap Index Fund - Class I: June 30, 2025: 0.26%, 0.34%, (0.26%); December 31, 2024: 0.26%, 0.34%, (0.26)%; December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.32%, 0.34%, 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund
Class A
06/30/25	20.93	(0.05)	1.95	1.90	—	—	22.83	9.08	1,464,803	13	0.45	0.45	(0.44)
12/31/24	18.70	0.02	2.21	2.23	—	—	20.93	11.93	1,419,924	24	0.45	0.45	0.10
12/31/23	15.79	0.01	2.90	2.91	—	—	18.70	18.43	1,443,953	17	0.45	0.45	0.05
12/31/22	19.69	(0.02)	(3.88)	(3.90)	—	—	15.79	(19.81)	1,338,935	24	0.45	0.45	(0.11)
12/31/21	17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12	0.45	0.45	(0.09)
12/31/20	14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18	0.45	0.45	0.42

Class I
06/30/25	21.39	(0.01)	1.98	1.97	—	—	23.36	9.21	15,917	13	0.15	0.15	(0.14)
12/31/24	19.05	0.09	2.25	2.34	—	—	21.39	12.28	16,476	24	0.15	0.15	0.42
12/31/23	16.03	0.06	2.96	3.02	—	—	19.05	18.84	14,778	17	0.15	0.15	0.36
12/31/22	19.94	0.03	(3.94)	(3.91)	—	—	16.03	(19.61)	13,056	24	0.15	0.15	0.20
12/31/21	17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12	0.15	0.15	0.24
12/31/20	14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18	0.15	0.15	0.83

JNL Conservative Allocation Fund
Class A
06/30/25	14.42	(0.01)	0.77	0.76	—	—	15.18	5.27	556,578	11	0.48	0.48	(0.12)
12/31/24	13.66	0.02	0.74	0.76	—	—	14.42	5.56	549,352	18	0.48	0.48	0.17
12/31/23	12.50	(0.04)	1.20	1.16	—	—	13.66	9.28	583,918	24	0.48	0.48	(0.30)
12/31/22	14.40	(0.05)	(1.85)	(1.90)	—	—	12.50	(13.19)	586,691	21	0.47	0.47	(0.39)
12/31/21	13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25	0.47	0.47	(0.40)
12/31/20	12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48	0.48	0.48	(0.39)

Class I
06/30/25	14.74	0.01	0.78	0.79	—	—	15.53	5.36	8,656	11	0.18	0.18	0.18
12/31/24	13.92	0.07	0.75	0.82	—	—	14.74	5.89	7,805	18	0.18	0.18	0.49
12/31/23	12.70	0.00	1.22	1.22	—	—	13.92	9.61	7,166	24	0.18	0.18	0.00
12/31/22	14.58	(0.01)	(1.87)	(1.88)	—	—	12.70	(12.89)	6,091	21	0.17	0.17	(0.09)
12/31/21	14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25	0.17	0.17	(0.10)
12/31/20	12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48	0.18	0.18	(0.09)

JNL Growth Allocation Fund
Class A
06/30/25	20.87	(0.02)	1.84	1.82	—	—	22.69	8.72	2,855,099	9	0.44	0.44	(0.22)
12/31/24	18.87	0.05	1.95	2.00	—	—	20.87	10.60	2,883,231	25	0.44	0.44	0.24
12/31/23	16.19	0.00	2.68	2.68	—	—	18.87	16.55	3,006,573	12	0.44	0.44	0.01
12/31/22	19.90	(0.02)	(3.69)	(3.71)	—	—	16.19	(18.64)	2,872,055	24	0.44	0.44	(0.10)
12/31/21	17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12	0.44	0.44	(0.14)
12/31/20	15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22	0.45	0.45	0.28

Class I
06/30/25	21.33	0.01	1.89	1.90	—	—	23.23	8.91	22,967	9	0.14	0.14	0.08
12/31/24	19.23	0.12	1.98	2.10	—	—	21.33	10.92	21,861	25	0.14	0.14	0.59
12/31/23	16.45	0.05	2.73	2.78	—	—	19.23	16.90	18,997	12	0.14	0.14	0.30
12/31/22	20.16	0.03	(3.74)	(3.71)	—	—	16.45	(18.40)	17,924	24	0.14	0.14	0.19
12/31/21	17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12	0.14	0.14	0.17
12/31/20	15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22	0.15	0.15	0.65

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund
Class A
06/30/25	17.76	(0.01)		1.08	1.07	—	—	18.83	6.02		1,894,335	7	0.45	0.45	(0.10)
12/31/24	16.50	0.04		1.22	1.26	—	—	17.76	7.64		1,939,523	18	0.45	0.45	0.24
12/31/23	14.74	(0.03)		1.79	1.76	—	—	16.50	11.94		2,107,115	15	0.45	0.45	(0.17)
12/31/22	17.28	(0.04)		(2.50)	(2.54)	—	—	14.74	(14.70)		2,111,337	18	0.44	0.44	(0.29)
12/31/21	16.09	(0.05)		1.24	1.19	—	—	17.28	7.40		2,742,062	10	0.44	0.44	(0.28)
12/31/20	14.47	(0.01)		1.63	1.62	—	—	16.09	11.20		2,744,458	27	0.45	0.45	(0.04)

Class I
06/30/25	18.16	0.02		1.10	1.12	—	—	19.28	6.17		9,147	7	0.15	0.15	0.20
12/31/24	16.82	0.09		1.25	1.34	—	—	18.16	7.97		9,490	18	0.15	0.15	0.52
12/31/23	14.98	0.02		1.82	1.84	—	—	16.82	12.28		11,964	15	0.15	0.15	0.15
12/31/22	17.51	0.00		(2.53)	(2.53)	—	—	14.98	(14.45)		9,955	18	0.14	0.14	0.01
12/31/21	16.25	0.00		1.26	1.26	—	—	17.51	7.75		16,802	10	0.14	0.14	0.03
12/31/20	14.56	0.04		1.65	1.69	—	—	16.25	11.61		13,677	27	0.15	0.15	0.27

JNL Moderate Growth Allocation Fund
Class A
06/30/25	19.89	(0.01)		1.44	1.43	—	—	21.32	7.19		3,497,288	8	0.44	0.44	(0.13)
12/31/24	18.22	0.05		1.62	1.67	—	—	19.89	9.17		3,556,552	23	0.44	0.44	0.28
12/31/23	16.02	(0.01)		2.21	2.20	—	—	18.22	13.73		3,795,039	10	0.44	0.44	(0.08)
12/31/22	19.02	(0.04)		(2.96)	(3.00)	—	—	16.02	(15.77)	(a)	3,773,388	20	0.44	0.44	(0.22)
12/31/21	17.25	(0.04)		1.81	1.77	—	—	19.02	10.26		5,043,334	10	0.43	0.43	(0.21)
12/31/20	15.30	0.02		1.93	1.95	—	—	17.25	12.75		5,015,320	30	0.44	0.44	0.16

Class I
06/30/25	20.33	0.02		1.48	1.50	—	—	21.83	7.38		13,431	8	0.14	0.14	0.17
12/31/24	18.57	0.12		1.64	1.76	—	—	20.33	9.48		14,000	23	0.14	0.14	0.60
12/31/23	16.28	0.04		2.25	2.29	—	—	18.57	14.07		13,101	10	0.14	0.14	0.24
12/31/22	19.27	0.02		(3.01)	(2.99)	—	—	16.28	(15.52)	(a)	11,397	20	0.14	0.14	0.11
12/31/21	17.43	0.02		1.82	1.84	—	—	19.27	10.56		11,257	10	0.13	0.13	0.12
12/31/20	15.40	0.07		1.96	2.03	—	—	17.43	13.18		7,961	30	0.14	0.14	0.47

JNL/JPMorgan Managed Aggressive Growth Fund
Class A
06/30/25	39.67	(0.07)		3.45	3.38	—	—	43.05	8.52		2,141,463	0	0.44	0.45	(0.33)
12/31/24	34.91	(0.00)	(b)	4.76	4.76	—	—	39.67	13.64		2,108,698	32	0.44	0.45	(0.01)
12/31/23	28.57	(0.06)		6.40	6.34	—	—	34.91	22.19		2,177,912	7	0.44	0.45	(0.19)
12/31/22	36.70	(0.07)		(8.06)	(8.13)	—	—	28.57	(22.15)		1,972,728	24	0.44	0.44	(0.22)
12/31/21	31.55	(0.12)		5.27	5.15	—	—	36.70	16.32		2,764,501	7	0.44	0.44	(0.33)
12/31/20	26.27	(0.05)		5.33	5.28	—	—	31.55	20.10		2,556,014	15	0.45	0.45	(0.21)

Class I
06/30/25	40.55	(0.01)		3.53	3.52	—	—	44.07	8.68		15,582	0	0.14	0.15	(0.03)
12/31/24	35.57	0.12		4.86	4.98	—	—	40.55	14.00		13,730	32	0.14	0.15	0.32
12/31/23	29.02	0.04		6.51	6.55	—	—	35.57	22.57		12,908	7	0.14	0.15	0.11
12/31/22	37.18	0.02		(8.18)	(8.16)	—	—	29.02	(21.95)		10,745	24	0.14	0.14	0.08
12/31/21	31.86	(0.01)		5.33	5.32	—	—	37.18	16.70		17,774	7	0.14	0.14	(0.02)
12/31/20	26.45	0.02		5.39	5.41	—	—	31.86	20.45		12,732	15	0.15	0.15	0.07

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Moderate Growth Allocation Fund: (15.83)% and (15.57)%.

(b)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Conservative Fund
Class A
06/30/25	15.94	(0.03)		0.88	0.85	—	—	16.79	5.33	681,760	4	0.45	0.47	(0.32)
12/31/24	15.23	(0.05)		0.76	0.71	—	—	15.94	4.66	683,269	34	0.45	0.47	(0.30)
12/31/23	14.03	(0.05)		1.25	1.20	—	—	15.23	8.55	785,291	21	0.46	0.47	(0.34)
12/31/22	16.43	(0.05)		(2.35)	(2.40)	—	—	14.03	(14.61)	848,466	26	0.46	0.46	(0.37)
12/31/21	15.84	(0.07)		0.66	0.59	—	—	16.43	3.72	1,153,647	9	0.45	0.45	(0.41)
12/31/20	14.56	(0.02)		1.30	1.28	—	—	15.84	8.79	1,225,287	31	0.46	0.46	(0.12)

Class I
06/30/25	16.26	(0.00)	(a)	0.89	0.89	—	—	17.15	5.47	2,974	4	0.15	0.17	(0.02)
12/31/24	15.48	0.00		0.78	0.78	—	—	16.26	5.04	2,516	34	0.15	0.17	0.00
12/31/23	14.22	(0.01)		1.27	1.26	—	—	15.48	8.86	2,270	21	0.16	0.17	(0.05)
12/31/22	16.61	(0.01)		(2.38)	(2.39)	—	—	14.22	(14.39)	2,925	26	0.16	0.16	(0.07)
12/31/21	15.95	(0.02)		0.68	0.66	—	—	16.61	4.14	2,270	9	0.15	0.15	(0.10)
12/31/20	14.62	0.02		1.31	1.33	—	—	15.95	9.10	1,977	31	0.16	0.16	0.17

JNL/JPMorgan Managed Growth Fund
Class A
06/30/25	31.90	(0.05)		2.62	2.57	—	—	34.47	8.06	4,065,279	0	0.43	0.44	(0.33)
12/31/24	28.39	(0.02)		3.53	3.51	—	—	31.90	12.36	4,097,877	32	0.43	0.44	(0.06)
12/31/23	23.65	(0.06)		4.80	4.74	—	—	28.39	20.04	4,333,280	7	0.44	0.44	(0.22)
12/31/22	29.99	(0.06)		(6.28)	(6.34)	—	—	23.65	(21.14)	4,086,945	23	0.43	0.43	(0.24)
12/31/21	26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8	0.43	0.43	(0.34)
12/31/20	22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18	0.43	0.43	(0.27)

Class I
06/30/25	32.60	(0.01)		2.69	2.68	—	—	35.28	8.22	23,221	0	0.13	0.14	(0.03)
12/31/24	28.93	0.08		3.59	3.67	—	—	32.60	12.69	23,469	32	0.13	0.14	0.26
12/31/23	24.02	0.02		4.89	4.91	—	—	28.93	20.44	23,162	7	0.14	0.14	0.09
12/31/22	30.37	0.02		(6.37)	(6.35)	—	—	24.02	(20.91)	18,862	23	0.13	0.13	0.07
12/31/21	26.45	(0.00)	(a)	3.92	3.92	—	—	30.37	14.82	23,033	8	0.13	0.13	(0.01)
12/31/20	22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18	0.13	0.13	0.05

JNL/JPMorgan Managed Moderate Fund
Class A
06/30/25	20.59	(0.03)		1.30	1.27	—	—	21.86	6.17	1,672,353	1	0.44	0.45	(0.31)
12/31/24	19.23	(0.04)		1.40	1.36	—	—	20.59	7.07	1,717,593	25	0.44	0.45	(0.21)
12/31/23	17.14	(0.05)		2.14	2.09	—	—	19.23	12.19	1,905,275	14	0.45	0.45	(0.28)
12/31/22	20.53	(0.05)		(3.34)	(3.39)	—	—	17.14	(16.51)	1,982,926	19	0.44	0.44	(0.28)
12/31/21	19.23	(0.07)		1.37	1.30	—	—	20.53	6.76	2,736,669	9	0.44	0.44	(0.36)
12/31/20	17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24	0.44	0.44	(0.22)

Class I
06/30/25	21.04	(0.00)	(a)	1.33	1.33	—	—	22.37	6.32	3,952	1	0.14	0.15	(0.01)
12/31/24	19.59	0.02		1.43	1.45	—	—	21.04	7.40	3,050	25	0.14	0.15	0.10
12/31/23	17.41	0.00		2.18	2.18	—	—	19.59	12.52	3,191	14	0.15	0.15	0.02
12/31/22	20.79	0.00		(3.38)	(3.38)	—	—	17.41	(16.26)	2,727	19	0.14	0.14	0.01
12/31/21	19.42	(0.01)		1.38	1.37	—	—	20.79	7.05	4,091	9	0.14	0.14	(0.07)
12/31/20	17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24	0.14	0.14	0.08

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Moderate Growth Fund
Class A
06/30/25		26.26	(0.04)		1.90	1.86	—	—	28.12	7.08	3,727,341	1	0.43	0.44	(0.31)
12/31/24		23.93	(0.03)		2.36	2.33	—	—	26.26	9.74	3,801,630	28	0.43	0.44	(0.13)
12/31/23		20.63	(0.06)		3.36	3.30	—	—	23.93	16.00	4,085,479	9	0.44	0.44	(0.25)
12/31/22		25.45	(0.06)		(4.76)	(4.82)	—	—	20.63	(18.94)	4,042,965	22	0.43	0.43	(0.28)
12/31/21		22.96	(0.09)		2.58	2.49	—	—	25.45	10.84	5,651,746	7	0.43	0.43	(0.35)
12/31/20		19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20	0.43	0.43	(0.30)

Class I
06/30/25		26.84	(0.00)	(a)	1.95	1.95	—	—	28.79	7.27	6,899	1	0.13	0.14	(0.01)
12/31/24		24.39	0.04		2.41	2.45	—	—	26.84	10.05	6,548	28	0.13	0.14	0.17
12/31/23		20.96	0.01		3.42	3.43	—	—	24.39	16.36	7,425	9	0.14	0.14	0.05
12/31/22		25.78	0.01		(4.83)	(4.82)	—	—	20.96	(18.70)	6,673	22	0.13	0.13	0.03
12/31/21		23.19	(0.01)		2.60	2.59	—	—	25.78	11.17	9,286	7	0.13	0.13	(0.03)
12/31/20		20.01	(0.00)	(a)	3.18	3.18	—	—	23.19	15.89	5,618	20	0.13	0.13	(0.01)

JNL/American Funds Growth Allocation Fund
Class A
06/30/25		27.75	0.12		2.62	2.74	—	—	30.49	9.87	4,046,129	12	0.63	0.63	0.86
12/31/24		24.60	0.38		2.77	3.15	—	—	27.75	12.80	3,830,258	18	0.63	0.63	1.42
12/31/23		20.98	0.36		3.26	3.62	—	—	24.60	17.25	3,639,848	25	0.63	0.63	1.57
12/31/22		26.00	0.29		(5.31)	(5.02)	—	—	20.98	(19.31)	3,228,401	13	0.63	0.63	1.30
12/31/21		22.88	0.17		2.95	3.12	—	—	26.00	13.64	4,149,730	47	0.63	0.63	0.68
12/31/20		19.06	0.17		3.65	3.82	—	—	22.88	20.04	3,498,159	18	0.64	0.64	0.85

Class I
06/30/25		28.37	0.17		2.68	2.85	—	—	31.22	10.05	55,205	12	0.33	0.33	1.18
12/31/24		25.08	0.46		2.83	3.29	—	—	28.37	13.12	50,315	18	0.33	0.33	1.69
12/31/23		21.33	0.44		3.31	3.75	—	—	25.08	17.58	51,197	25	0.33	0.33	1.92
12/31/22		26.35	0.37		(5.39)	(5.02)	—	—	21.33	(19.05)	41,700	13	0.33	0.33	1.66
12/31/21		23.12	0.26		2.97	3.23	—	—	26.35	13.97	48,924	47	0.33	0.33	1.05
12/31/20		19.20	0.30		3.62	3.92	—	—	23.12	20.42	31,660	18	0.34	0.34	1.52

JNL/American Funds Moderate Allocation Fund
Class A
06/30/25		9.82	0.11		0.61	0.72	—	—	10.54	7.33	25,235	22	0.65	0.65	2.17
12/31/24	(b)	10.00	0.29		(0.47)	(0.18)	—	—	9.82	(1.80)	3,882	0	0.65	0.65	14.68

Class I
06/30/25		9.82	0.09		0.65	0.74	—	—	10.56	7.54	1	22	0.36	0.36	1.89
12/31/24	(b)	10.00	0.17		(0.35)	(0.18)	—	—	9.82	(1.80)	1	0	0.37	0.37	8.63

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Moderate Growth Allocation Fund
Class A
06/30/25	22.47	0.14	1.88	2.02	—	—	24.49	8.99	2,443,900	11	0.64	0.64	1.22
12/31/24	20.49	0.43	1.55	1.98	—	—	22.47	9.66	2,395,427	16	0.64	0.64	1.96
12/31/23	18.00	0.38	2.11	2.49	—	—	20.49	13.83	2,471,923	24	0.64	0.64	1.97
12/31/22	21.75	0.35	(4.10)	(3.75)	—	—	18.00	(17.24)	2,374,820	16	0.64	0.64	1.84
12/31/21	19.78	0.20	1.77	1.97	—	—	21.75	9.96	3,083,919	66	0.64	0.64	0.95
12/31/20	16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20	0.64	0.64	1.14

Class I
06/30/25	22.97	0.18	1.92	2.10	—	—	25.07	9.14	28,049	11	0.34	0.34	1.54
12/31/24	20.89	0.52	1.56	2.08	—	—	22.97	9.96	26,147	16	0.34	0.34	2.36
12/31/23	18.29	0.45	2.15	2.60	—	—	20.89	14.22	23,383	24	0.34	0.34	2.33
12/31/22	22.03	0.40	(4.14)	(3.74)	—	—	18.29	(16.98)	20,245	16	0.34	0.34	2.12
12/31/21	19.98	0.28	1.77	2.05	—	—	22.03	10.26	26,606	66	0.34	0.34	1.32
12/31/20	16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20	0.34	0.34	1.07

JNL Growth ETF Allocation Fund
Class A
06/30/25	16.22	0.09	1.15	1.24	—	—	17.46	7.64	363,130	42	0.65	0.65	1.16
12/31/24	14.93	0.27	1.42	1.69	(0.27)	(0.13)	16.22	11.26	337,199	40	0.65	0.65	1.69
12/31/23	13.54	0.26	1.62	1.88	(0.27)	(0.22)	14.93	14.01	325,645	18	0.65	0.65	1.84
12/31/22	17.37	0.29	(2.94)	(2.65)	(0.21)	(0.97)	13.54	(15.35)	291,303	41	0.65	0.65	1.90
12/31/21	15.59	0.22	2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27	0.65	0.65	1.30
12/31/20	14.95	0.19	1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54	0.66	0.66	1.33

Class I
06/30/25	16.31	0.12	1.15	1.27	—	—	17.58	7.79	10,535	42	0.35	0.35	1.45
12/31/24	15.00	0.32	1.44	1.76	(0.32)	(0.13)	16.31	11.63	9,677	40	0.35	0.35	2.01
12/31/23	13.60	0.30	1.63	1.93	(0.31)	(0.22)	15.00	14.35	8,368	18	0.35	0.35	2.11
12/31/22	17.45	0.34	(2.96)	(2.62)	(0.26)	(0.97)	13.60	(15.12)	7,243	41	0.35	0.35	2.25
12/31/21	15.64	0.28	2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27	0.35	0.35	1.63
12/31/20	14.99	0.25	1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54	0.36	0.36	1.74

JNL Moderate ETF Allocation Fund
Class A
06/30/25	12.30	0.14	0.58	0.72	—	—	13.02	5.85	199,650	34	0.65	0.65	2.25
12/31/24	11.81	0.32	0.49	0.81	(0.32)	—	12.30	6.79	189,772	33	0.65	0.65	2.59
12/31/23	11.03	0.29	0.76	1.05	(0.27)	—	11.81	9.61	194,974	21	0.65	0.65	2.52
12/31/22	13.61	0.28	(2.06)	(1.78)	(0.18)	(0.62)	11.03	(13.15)	184,798	39	0.65	0.65	2.31
12/31/21	13.00	0.20	0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34	0.65	0.65	1.47
12/31/20	12.59	0.20	0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58	0.65	0.65	1.57

Class I
06/30/25	12.38	0.16	0.58	0.74	—	—	13.12	5.98	8,039	34	0.35	0.35	2.56
12/31/24	11.88	0.35	0.51	0.86	(0.36)	—	12.38	7.14	7,546	33	0.35	0.35	2.87
12/31/23	11.10	0.33	0.76	1.09	(0.31)	—	11.88	9.87	8,291	21	0.35	0.35	2.84
12/31/22	13.69	0.33	(2.08)	(1.75)	(0.22)	(0.62)	11.10	(12.88)	7,392	39	0.35	0.35	2.66
12/31/21	13.06	0.25	0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34	0.35	0.35	1.84
12/31/20	12.64	0.24	0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58	0.35	0.35	1.91

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Growth ETF Allocation Fund
Class A
06/30/25	14.13	0.12	0.84	0.96	—	—	15.09	6.79	328,445	36	0.65	0.65	1.71
12/31/24	13.32	0.29	0.94	1.23	(0.31)	(0.11)	14.13	9.10	311,025	36	0.65	0.65	2.07
12/31/23	12.42	0.28	1.17	1.45	(0.29)	(0.26)	13.32	11.77	316,029	17	0.65	0.65	2.18
12/31/22	15.54	0.28	(2.49)	(2.21)	(0.20)	(0.71)	12.42	(14.36)	295,150	38	0.65	0.65	2.06
12/31/21	14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65	0.65	1.29
12/31/20	13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65	0.65	1.41

Class I
06/30/25	14.17	0.14	0.85	0.99	—	—	15.16	6.99	9,306	36	0.35	0.35	2.00
12/31/24	13.36	0.34	0.93	1.27	(0.35)	(0.11)	14.17	9.37	8,995	36	0.35	0.35	2.39
12/31/23	12.46	0.32	1.17	1.49	(0.33)	(0.26)	13.36	12.08	8,784	17	0.35	0.35	2.46
12/31/22	15.59	0.33	(2.51)	(2.18)	(0.24)	(0.71)	12.46	(14.09)	8,551	38	0.35	0.35	2.41
12/31/21	14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35	0.35	1.62
12/31/20	13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35	0.35	1.79

JNL/Vanguard Growth ETF Allocation Fund
Class A
06/30/25	16.44	0.12	1.11	1.23	—	—	17.67	7.48	2,021,363	16	0.64	0.64	1.43
12/31/24	14.70	0.26	1.48	1.74	—	—	16.44	11.84	1,981,984	28	0.64	0.64	1.65
12/31/23	12.86	0.28	1.56	1.84	—	—	14.70	14.31	2,002,590	15	0.64	0.64	2.05
12/31/22	15.42	0.23	(2.79)	(2.56)	—	—	12.86	(16.60)	1,888,306	10	0.64	0.64	1.70
12/31/21	13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64	0.64	1.60
12/31/20	11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64	0.65	1.47

Class I
06/30/25	16.95	0.16	1.15	1.31	—	—	18.26	7.73	63,083	16	0.22	0.34	1.86
12/31/24	15.10	0.34	1.51	1.85	—	—	16.95	12.25	60,151	28	0.22	0.34	2.08
12/31/23	13.16	0.35	1.59	1.94	—	—	15.10	14.74	58,622	15	0.22	0.34	2.50
12/31/22	15.71	0.30	(2.85)	(2.55)	—	—	13.16	(16.23)	53,213	10	0.22	0.34	2.16
12/31/21	13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22	0.34	1.94
12/31/20	11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22	0.35	1.90

JNL/Vanguard Moderate ETF Allocation Fund
Class A
06/30/25	13.36	0.14	0.62	0.76	—	—	14.12	5.69	540,749	11	0.65	0.65	2.12
12/31/24	12.47	0.32	0.57	0.89	—	—	13.36	7.14	528,552	23	0.66	0.66	2.44
12/31/23	11.33	0.28	0.86	1.14	—	—	12.47	10.06	537,570	22	0.65	0.65	2.37
12/31/22	13.18	0.22	(2.07)	(1.85)	—	—	11.33	(14.04)	490,545	17	0.65	0.65	1.90
12/31/21	12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65	0.65	1.43
12/31/20	11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28	0.64	0.66	1.61

Class I
06/30/25	13.79	0.18	0.63	0.81	—	—	14.60	5.87	22,984	11	0.22	0.35	2.56
12/31/24	12.81	0.39	0.59	0.98	—	—	13.79	7.65	22,920	23	0.23	0.36	2.91
12/31/23	11.59	0.33	0.89	1.22	—	—	12.81	10.53	18,921	22	0.22	0.35	2.78
12/31/22	13.43	0.28	(2.12)	(1.84)	—	—	11.59	(13.70)	18,485	17	0.22	0.35	2.37
12/31/21	12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22	0.35	1.88
12/31/20	11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28	0.21	0.36	2.01

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
06/30/25		14.85	0.13	0.86	0.99	—	—	15.84	6.67	916,430	10		0.65	0.65	1.76
12/31/24		13.55	0.29	1.01	1.30	—	—	14.85	9.59	899,970	24		0.65	0.65	2.05
12/31/23		12.07	0.28	1.20	1.48	—	—	13.55	12.26	894,812	20		0.65	0.65	2.22
12/31/22		14.27	0.23	(2.43)	(2.20)	—	—	12.07	(15.42)	827,236	12		0.65	0.65	1.79
12/31/21		12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7		0.65	0.65	1.49
12/31/20		11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24		0.64	0.66	1.55

Class I
06/30/25		15.32	0.17	0.88	1.05	—	—	16.37	6.85	39,071	10		0.23	0.35	2.18
12/31/24		13.91	0.36	1.05	1.41	—	—	15.32	10.14	38,355	24		0.23	0.35	2.46
12/31/23		12.34	0.34	1.23	1.57	—	—	13.91	12.72	38,285	20		0.23	0.35	2.59
12/31/22		14.54	0.29	(2.49)	(2.20)	—	—	12.34	(15.13)	39,355	12		0.23	0.35	2.25
12/31/21		13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7		0.23	0.35	1.93
12/31/20		11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24		0.22	0.36	1.96

JNL Bond Index Fund(a)

Class I
06/30/25		9.34	0.18	0.19	0.37	—	—	9.71	3.96	1,020,512	45	(c)	0.07	0.20	3.76
12/31/24		9.23	0.33	(0.22)	0.11	—	—	9.34	1.19	1,034,647	76	(c)	0.07	0.20	3.54
12/31/23		8.75	0.27	0.21	0.48	—	—	9.23	5.49	1,039,960	75	(c)	0.08	0.21	2.99
12/31/22		10.07	0.17	(1.49)	(1.32)	—	—	8.75	(13.11)	1,021,370	104	(c)	0.07	0.20	1.82
12/31/21	(b)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(c)	0.08	0.21	0.99

JNL Emerging Markets Index Fund(a)

Class I
06/30/25		8.75	0.13	1.15	1.28	—	—	10.03	14.63	830,924	3		0.16	0.22	2.85
12/31/24		8.24	0.21	0.30	0.51	—	—	8.75	6.19	780,857	5		0.19	0.24	2.40
12/31/23		7.50	0.22	0.52	0.74	—	—	8.24	9.87	844,712	12		0.16	0.22	2.83
12/31/22		9.20	0.24	(1.94)	(1.70)	—	—	7.50	(18.48)	818,930	7		0.16	0.22	3.03
12/31/21	(b)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17	0.23	2.40

JNL International Index Fund(a)

Class I
06/30/25		9.74	0.21	1.75	1.96	—	—	11.70	20.12	3,006,232	8		0.10	0.21	3.92
12/31/24		9.81	0.30	0.05	0.35	(0.38)	(0.04)	9.74	3.46	2,079,893	4		0.10	0.21	2.86
12/31/23		8.57	0.28	1.24	1.52	(0.28)	—	9.81	17.83	2,305,357	7		0.10	0.21	2.96
12/31/22		10.29	0.26	(1.67)	(1.41)	(0.25)	(0.06)	8.57	(13.75)	2,129,382	2		0.10	0.21	2.97
12/31/21	(b)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11	0.22	2.26

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)

Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was as follows: June 30, 2025: 76%; December 31, 2024: 136%; December 31, 2023: 123%; December 31, 2022: 204%; December 31, 2021: 129%;

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Mid Cap Index Fund(a)

Class I
06/30/25		12.01	0.09		(0.07)	0.02	—	—	12.03	0.17		3,286,522	6	0.10		0.22		1.54
12/31/24		10.55	0.16		1.30	1.46	—	—	12.01	13.84		3,444,243	16	0.10		0.22		1.41
12/31/23		9.07	0.15		1.33	1.48	—	—	10.55	16.32		3,371,284	19	0.10		0.22		1.59
12/31/22		10.44	0.14		(1.51)	(1.37)	—	—	9.07	(13.12)		3,069,360	12	0.10		0.22		1.48
12/31/21	(b)	10.00	0.09		0.35	0.44	—	—	10.44	4.40		3,851,884	12	0.11		0.23		1.26

JNL Small Cap Index Fund(a)

Class I
06/30/25		11.05	0.09		(0.58)	(0.49)	—	—	10.56	(4.43)		2,289,395	14	0.10		0.22		1.69
12/31/24		10.18	0.17		0.70	0.87	—	—	11.05	8.55		2,534,122	32	0.10		0.22		1.58
12/31/23		8.77	0.15		1.26	1.41	—	—	10.18	16.08		2,610,779	36	0.10		0.22		1.66
12/31/22		10.47	0.13		(1.83)	(1.70)	—	—	8.77	(16.24)		2,335,017	23	0.10		0.22		1.42
12/31/21	(b)	10.00	0.08		0.39	0.47	—	—	10.47	4.70		2,982,389	17	0.11		0.23		1.22

JNL Multi-Manager Alternative Fund
Class A
06/30/25		12.91	(0.00)	(c)	0.77	0.77	—	—	13.68	6.04	(d)	199,240	83	2.21	(e)	2.26	(e)	(0.04)
12/31/24		11.78	0.04		1.09	1.13	—	—	12.91	9.59		195,868	139	2.19	(e)	2.19	(e)	0.32
12/31/23		10.59	0.06		1.13	1.19	—	—	11.78	11.24		202,880	127	2.41	(e)	2.41	(e)	0.51
12/31/22		11.82	0.06		(1.29)	(1.23)	—	—	10.59	(10.41)		205,495	117	2.16	(e)	2.16	(e)	0.59
12/31/21		11.50	0.07		0.25	0.32	—	—	11.82	2.78		248,560	127	2.01	(e)	2.01	(e)	0.59
12/31/20		10.69	0.18		0.63	0.81	—	—	11.50	7.58		199,535	157	2.14	(e)	2.15	(e)	1.71

Class I
06/30/25		13.18	0.02		0.78	0.80	—	—	13.98	6.15	(d)	704,394	83	1.91	(e)	1.96	(e)	0.25
12/31/24		11.98	0.08		1.12	1.20	—	—	13.18	10.02		605,289	139	1.89	(e)	1.89	(e)	0.63
12/31/23		10.74	0.09		1.15	1.24	—	—	11.98	11.55		791,361	127	2.11	(e)	2.11	(e)	0.81
12/31/22		11.96	0.10		(1.32)	(1.22)	—	—	10.74	(10.20)		874,517	117	1.86	(e)	1.86	(e)	0.89
12/31/21		11.60	0.11		0.25	0.36	—	—	11.96	3.10		1,113,115	127	1.71	(e)	1.71	(e)	0.90
12/31/20		10.75	0.20		0.65	0.85	—	—	11.60	7.91		897,039	157	1.78	(e)	1.79	(e)	1.84

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)	Amount represents less than $0.005.
(d)

Total return is calculated using the traded net asset value, which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have transacted at. The total return calculated using the reported net asset value was as follows: Class A - June 30, 2025: 5.96%; Class I - June 30, 2025: 6.07%

(e)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: June 30, 2025: 1.70%, 1.65% December 31, 2024: 1.71%, 1.71% December 31, 2023: 1.69%, 1.69% December 31, 2022: 1.67%, 1.67% December 31, 2021: 1.68%, 1.68% December 31, 2020: 1.71%, 1.70% Class I: June 30, 2025: 1.40%, 1.35% December 31, 2024: 1.41%, 1.41% December 31, 2023: 1.39%, 1.39% December 31, 2022: 1.37%, 1.37% December 31, 2021: 1.38%, 1.38% December 31, 2020: 1.41%, 1.40%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund
Class A
06/30/25	8.74	0.09	1.18	1.27	—	—	10.01	14.53	589,880	33	1.22	1.22	1.90
12/31/24	8.45	0.12	0.27	0.39	(0.10)	—	8.74	4.58	559,532	81	1.22	1.22	1.36
12/31/23	7.79	0.11	0.67	0.78	(0.12)	—	8.45	10.11	626,215	42	1.23	1.23	1.34
12/31/22	11.28	0.11	(2.83)	(2.72)	(0.08)	(0.69)	7.79	(24.13)	627,647	41	1.21	1.21	1.22
12/31/21	11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54	1.22	1.22	0.64
12/31/20	10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90	993,910	103	1.23	1.23	0.82

Class I
06/30/25	8.76	0.10	1.18	1.28	—	—	10.04	14.61	644,059	33	0.92	0.92	2.24
12/31/24	8.47	0.15	0.27	0.42	(0.13)	—	8.76	4.90	561,259	81	0.92	0.92	1.66
12/31/23	7.81	0.13	0.68	0.81	(0.15)	—	8.47	10.47	306,613	42	0.93	0.93	1.64
12/31/22	11.33	0.14	(2.85)	(2.71)	(0.12)	(0.69)	7.81	(23.93)	302,526	41	0.91	0.91	1.48
12/31/21	11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54	0.92	0.92	0.95
12/31/20	10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21	709,999	103	0.93	0.93	1.15

JNL Multi-Manager Floating Rate Income Fund
Class A
06/30/25	13.30	0.52	(0.25)	0.27	—	—	13.57	2.03	986,917	22	0.93	0.93	7.93
12/31/24	12.30	1.16	(0.16)	1.00	—	—	13.30	8.13	1,083,216	47	0.93	0.93	9.02
12/31/23	10.87	1.05	0.38	1.43	—	—	12.30	13.16	1,196,582	53	0.86	0.93	9.09
12/31/22	11.40	0.58	(1.11)	(0.53)	—	—	10.87	(4.65)	1,196,910	68	0.89	0.93	5.27
12/31/21	10.99	0.39	0.02	0.41	—	—	11.40	3.73	1,197,306	106	0.93	0.93	3.51
12/31/20	10.94	0.35	(0.30)	0.05	—	—	10.99	0.46	1,068,399	27	0.93	0.93	3.33

Class I
06/30/25	13.56	0.55	(0.26)	0.29	—	—	13.85	2.14	19,970	22	0.63	0.63	8.23
12/31/24	12.51	1.22	(0.17)	1.05	—	—	13.56	8.39	16,149	47	0.63	0.63	9.32
12/31/23	11.02	1.10	0.39	1.49	—	—	12.51	13.52	17,181	53	0.56	0.63	9.37
12/31/22	11.52	0.62	(1.12)	(0.50)	—	—	11.02	(4.34)	19,194	68	0.59	0.63	5.54
12/31/21	11.07	0.44	0.01	0.45	—	—	11.52	4.06	10,903	106	0.63	0.63	3.86
12/31/20	10.99	0.42	(0.34)	0.08	—	—	11.07	0.73	5,457	27	0.63	0.63	3.98

JNL Multi-Manager International Small Cap Fund
Class A
06/30/25	11.06	0.13	2.30	2.43	—	—	13.49	21.97	443,204	28	1.20	1.20	2.29
12/31/24	10.94	0.16	0.40	0.56	(0.44)	—	11.06	4.98	401,528	78	1.22	1.22	1.41
12/31/23	9.19	0.19	1.86	2.05	(0.30)	—	10.94	22.47	430,765	70	1.21	1.21	1.88
12/31/22	15.74	0.24	(5.03)	(4.79)	(0.14)	(1.62)	9.19	(30.44)	372,710	65	1.21	1.21	2.09
12/31/21	13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93	1.23	1.23	0.83
12/31/20	10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18	4,173	87	1.21	1.21	0.68

Class I
06/30/25	11.18	0.15	2.33	2.48	—	—	13.66	22.18	250,476	28	0.90	0.90	2.56
12/31/24	11.05	0.20	0.40	0.60	(0.47)	—	11.18	5.32	252,587	78	0.92	0.92	1.71
12/31/23	9.28	0.22	1.88	2.10	(0.33)	—	11.05	22.84	253,262	70	0.91	0.91	2.18
12/31/22	15.88	0.28	(5.09)	(4.81)	(0.17)	(1.62)	9.28	(30.27)	218,213	65	0.91	0.91	2.39
12/31/21	13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93	0.91	0.91	1.10
12/31/20	10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68	314,548	87	0.91	0.91	0.92

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Mid Cap Fund
Class A
06/30/25	20.27	0.04	0.17	0.21	—	—	20.48	1.04	445,963	43	1.08	1.08	0.43
12/31/24	18.95	0.07	1.25	1.32	—	—	20.27	6.97	458,580	45	1.08	1.08	0.35
12/31/23	16.87	0.10	1.98	2.08	—	—	18.95	12.33	479,354	44	1.08	1.08	0.59
12/31/22	20.19	0.07	(3.39)	(3.32)	—	—	16.87	(16.44)	424,102	45	1.07	1.07	0.39
12/31/21	16.25	0.05	3.89	3.94	—	—	20.19	24.25	476,106	40	1.08	1.08	0.26
12/31/20	14.19	0.04	2.02	2.06	—	—	16.25	14.52	274,671	62	1.08	1.08	0.28

Class I
06/30/25	20.66	0.07	0.17	0.24	—	—	20.90	1.16	794,634	43	0.78	0.78	0.72
12/31/24	19.25	0.13	1.28	1.41	—	—	20.66	7.32	753,782	45	0.78	0.78	0.65
12/31/23	17.09	0.16	2.00	2.16	—	—	19.25	12.64	1,055,576	44	0.78	0.78	0.88
12/31/22	20.39	0.12	(3.42)	(3.30)	—	—	17.09	(16.18)	1,005,250	45	0.77	0.77	0.68
12/31/21	16.37	0.10	3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78	0.78	0.54
12/31/20	14.24	0.08	2.05	2.13	—	—	16.37	14.96	1,052,770	62	0.78	0.78	0.58

JNL Multi-Manager Small Cap Growth Fund
Class A
06/30/25	42.44	(0.08)	0.14	0.06	—	—	42.50	0.14	1,817,532	33	0.97	0.97	(0.38)
12/31/24	38.70	(0.18)	3.92	3.74	—	—	42.44	9.66	1,891,564	70	0.97	0.97	(0.44)
12/31/23	33.27	(0.15)	5.58	5.43	—	—	38.70	16.32	1,975,439	54	0.97	0.97	(0.43)
12/31/22	48.27	(0.20)	(14.80)	(15.00)	—	—	33.27	(31.08)	1,761,597	74	0.96	0.96	(0.56)
12/31/21	46.90	(0.34)	1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)
12/31/20	32.03	(0.22)	15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97	0.97	(0.63)

Class I
06/30/25	45.49	(0.02)	0.15	0.13	—	—	45.62	0.29	515,307	33	0.67	0.67	(0.08)
12/31/24	41.35	(0.06)	4.20	4.14	—	—	45.49	10.01	509,704	70	0.67	0.67	(0.14)
12/31/23	35.44	(0.05)	5.96	5.91	—	—	41.35	16.68	354,911	54	0.67	0.67	(0.13)
12/31/22	51.27	(0.10)	(15.73)	(15.83)	—	—	35.44	(30.88)	321,096	74	0.66	0.66	(0.26)
12/31/21	49.67	(0.20)	1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)
12/31/20	33.82	(0.12)	15.97	15.85	—	—	49.67	46.87	471,529	68	0.67	0.67	(0.33)

JNL Multi-Manager Small Cap Value Fund
Class A
06/30/25	21.53	0.05	(0.56)	(0.51)	—	—	21.02	(2.37)	1,256,348	15	1.07	1.07	0.50
12/31/24	19.67	0.06	1.80	1.86	—	—	21.53	9.46	1,345,079	30	1.07	1.07	0.30
12/31/23	16.26	0.06	3.35	3.41	—	—	19.67	20.97	1,293,833	24	1.07	1.07	0.36
12/31/22	18.51	0.02	(2.27)	(2.25)	—	—	16.26	(12.16)	1,143,636	27	1.06	1.06	0.14
12/31/21	15.05	0.02	3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12
12/31/20	14.23	0.02	0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16

Class I
06/30/25	21.95	0.08	(0.57)	(0.49)	—	—	21.46	(2.23)	528,211	15	0.77	0.77	0.80
12/31/24	19.99	0.13	1.83	1.96	—	—	21.95	9.80	544,127	30	0.77	0.77	0.60
12/31/23	16.47	0.12	3.40	3.52	—	—	19.99	21.37	499,915	24	0.77	0.77	0.66
12/31/22	18.70	0.07	(2.30)	(2.23)	—	—	16.47	(11.93)	461,308	27	0.76	0.76	0.43
12/31/21	15.16	0.07	3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41
12/31/20	14.29	0.06	0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager U.S. Select Equity Fund
Class A
06/30/25		16.23	0.04		1.28	1.32	—	—	17.55	8.13	98,561	74	0.98	0.98	0.54
12/31/24		12.00	0.02		4.21	4.23	—	—	16.23	35.25	11,526	139	0.98	0.98	0.12
12/31/23		9.77	(0.00)	(a)	2.23	2.23	—	—	12.00	22.82	1	117	1.03	1.03	(0.02)
12/31/22	(b)	10.00	0.02		(0.25)	(0.23)	—	—	9.77	(2.30)	1	9	1.11	1.11	1.61

Class I
06/30/25		16.35	0.07		1.29	1.36	—	—	17.71	8.32	1,121,375	74	0.68	0.68	0.85
12/31/24		12.05	0.05		4.25	4.30	—	—	16.35	35.68	1,106,246	139	0.68	0.68	0.35
12/31/23		9.78	0.04		2.23	2.27	—	—	12.05	23.21	434,673	117	0.68	0.68	0.37
12/31/22	(b)	10.00	0.03		(0.25)	(0.22)	—	—	9.78	(2.20)	333,167	9	0.71	0.71	2.01

JNL S&P 500 Index Fund

Class I
06/30/25		26.31	0.16		1.46	1.62	—	—	27.93	6.16	534,502	10	0.09	0.32	1.26
12/31/24		21.07	0.31		4.93	5.24	—	—	26.31	24.87	499,111	19	0.09	0.32	1.29
12/31/23		16.70	0.30		4.07	4.37	—	—	21.07	26.17	376,254	9	0.09	0.32	1.60
12/31/22		20.41	0.27		(3.98)	(3.71)	—	—	16.70	(18.18)	278,987	11	0.09	0.32	1.54
12/31/21		15.88	0.24		4.29	4.53	—	—	20.41	28.53	304,384	7	0.09	0.32	1.29
12/31/20		13.44	0.23		2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69

JNL/AB Sustainable Global Thematic Fund
Class A
06/30/25		11.46	0.01		0.71	0.72	—	—	12.18	6.28	23,827	40	1.21	1.21	0.10
12/31/24		10.80	(0.02)		0.68	0.66	—	—	11.46	6.11	21,518	48	1.20	1.20	(0.14)
12/31/23		9.33	0.02		1.45	1.47	—	—	10.80	15.76	18,384	49	1.13	1.13	0.17
12/31/22	(c)	10.00	0.01		(0.68)	(0.67)	—	—	9.33	(6.70)	13,827	28	1.15	1.15	0.11

Class I
06/30/25		11.55	0.02		0.73	0.75	—	—	12.30	6.49	885	40	0.91	0.91	0.40
12/31/24		10.86	0.02		0.67	0.69	—	—	11.55	6.35	555	48	0.90	0.90	0.18
12/31/23		9.36	0.05		1.45	1.50	—	—	10.86	16.03	642	49	0.83	0.83	0.45
12/31/22	(c)	10.00	0.01		(0.65)	(0.64)	—	—	9.36	(6.40)	226	28	0.85	0.85	0.10

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on November 15, 2022.
(c)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/AQR Large Cap Defensive Style Fund
Class A
06/30/25	17.01	0.07	1.51	1.58	—	—	18.59	9.29	435,822	13	0.85		0.85		0.85
12/31/24	14.75	0.16	2.10	2.26	—	—	17.01	15.32	387,043	21	0.85		0.85		0.96
12/31/23	13.34	0.18	1.23	1.41	—	—	14.75	10.57	386,324	23	0.85		0.85		1.28
12/31/22	14.59	0.14	(1.39)	(1.25)	—	—	13.34	(8.57)	383,202	25	0.85		0.85		1.06
12/31/21	11.96	0.08	2.55	2.63	—	—	14.59	21.99	411,317	24	0.86		0.86		0.61
12/31/20	10.70	0.11	1.15	1.26	—	—	11.96	11.78	57,133	55	0.86		0.86		0.99

Class I
06/30/25	17.29	0.10	1.54	1.64	—	—	18.93	9.49	9,677	13	0.55		0.55		1.15
12/31/24	14.95	0.21	2.13	2.34	—	—	17.29	15.65	7,291	21	0.55		0.55		1.26
12/31/23	13.48	0.22	1.25	1.47	—	—	14.95	10.91	7,087	23	0.55		0.55		1.58
12/31/22	14.70	0.19	(1.41)	(1.22)	—	—	13.48	(8.30)	6,326	25	0.55		0.55		1.38
12/31/21	12.01	0.13	2.56	2.69	—	—	14.70	22.40	5,580	24	0.56		0.56		0.94
12/31/20	10.71	0.14	1.16	1.30	—	—	12.01	12.14	1,672	55	0.56		0.56		1.27

JNL/BlackRock Global Allocation Fund
Class A
06/30/25	17.96	0.20	1.72	1.92	—	—	19.88	10.69	2,639,654	73	1.03		1.03		2.14
12/31/24	16.42	0.39	1.15	1.54	—	—	17.96	9.38	2,595,734	156	1.03	(a)	1.03	(a)	2.25
12/31/23	14.41	0.35	1.66	2.01	—	—	16.42	13.95	2,793,033	221	1.03	(a)	1.03	(a)	2.28
12/31/22	17.05	0.16	(2.80)	(2.64)	—	—	14.41	(15.48)	2,780,861	126	1.03	(a)	1.03	(a)	1.04
12/31/21	15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(a)	1.03	(a)	0.69
12/31/20	13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(a)	1.04	(a)	0.60

Class I
06/30/25	18.45	0.23	1.77	2.00	—	—	20.45	10.84	20,384	73	0.73		0.73		2.44
12/31/24	16.81	0.46	1.18	1.64	—	—	18.45	9.76	20,380	156	0.73	(a)	0.73	(a)	2.54
12/31/23	14.70	0.40	1.71	2.11	—	—	16.81	14.35	20,626	221	0.73	(a)	0.73	(a)	2.57
12/31/22	17.35	0.19	(2.84)	(2.65)	—	—	14.70	(15.27)	107,533	126	0.73	(a)	0.73	(a)	1.27
12/31/21	16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(a)	0.73	(a)	0.99
12/31/20	13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(a)	0.74	(a)	0.90

JNL/BlackRock Global Natural Resources Fund
Class A
06/30/25	12.39	0.15	1.12	1.27	—	—	13.66	10.25	711,586	67	0.99		0.99		2.34
12/31/24	12.85	0.28	(0.74)	(0.46)	—	—	12.39	(3.58)	702,739	65	0.99		0.99		2.14
12/31/23	13.06	0.35	(0.56)	(0.21)	—	—	12.85	(1.61)	901,458	44	0.97		0.97		2.74
12/31/22	11.10	0.33	1.63	1.96	—	—	13.06	17.66	1,324,729	90	0.97		0.97		2.71
12/31/21	8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22
12/31/20	8.15	0.19	0.16	0.35	—	—	8.50	4.29	682,096	87	1.01		1.01		2.63

Class I
06/30/25	12.72	0.18	1.14	1.32	—	—	14.04	10.38	10,342	67	0.69		0.69		2.69
12/31/24	13.15	0.26	(0.69)	(0.43)	—	—	12.72	(3.27)	9,405	65	0.69		0.69		2.06
12/31/23	13.33	0.39	(0.57)	(0.18)	—	—	13.15	(1.35)	122,479	44	0.67		0.67		2.97
12/31/22	11.28	0.37	1.68	2.05	—	—	13.33	18.17	277,084	90	0.67		0.67		2.96
12/31/21	8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50
12/31/20	8.24	0.20	0.18	0.38	—	—	8.62	4.61	3,111	87	0.71		0.71		2.77

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: December 31, 2024: 1.03%, 1.03% December 31, 2023: 1.03%, 1.03% December 31, 2022: 1.03%, 1.03% December 31, 2021: 1.02%, 1.02% December 31, 2020: 1.04%, 1.03% Class I: December 31, 2024: 0.73%, 0.73% December 31, 2023: 0.73%, 0.73% December 31, 2022: 0.72%, 0.72% December 31, 2021: 0.72%, 0.72% December 31, 2020: 0.74%, 0.73%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/25	91.67	(0.19)	6.66	6.47	—	—	98.14	7.06	4,155,402	17	0.83	0.86	(0.43)
12/31/24	69.72	(0.23)	22.18	21.95	—	—	91.67	31.48	4,282,248	26	0.83	0.86	(0.28)
12/31/23	46.58	(0.08)	23.22	23.14	—	—	69.72	49.68	3,573,764	22	0.84	0.87	(0.13)
12/31/22	74.98	(0.08)	(28.32)	(28.40)	—	—	46.58	(37.88)	2,484,178	65	0.87	0.87	(0.15)
12/31/21	62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86	0.86	(0.41)
12/31/20	44.97	(0.20)	17.48	17.28	—	—	62.25	38.43	4,251,332	40	0.86	0.86	(0.39)

Class I
06/30/25	97.42	(0.06)	7.09	7.03	—	—	104.45	7.22	554,316	17	0.53	0.56	(0.13)
12/31/24	73.87	0.02	23.53	23.55	—	—	97.42	31.88	551,022	26	0.53	0.56	0.02
12/31/23	49.21	0.10	24.56	24.66	—	—	73.87	50.11	803,780	22	0.54	0.57	0.16
12/31/22	78.97	0.09	(29.85)	(29.76)	—	—	49.21	(37.69)	721,712	65	0.57	0.57	0.16
12/31/21	65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56	0.56	(0.11)
12/31/20	47.08	(0.05)	18.34	18.29	—	—	65.37	38.85	925,425	40	0.56	0.56	(0.09)

JNL/Causeway International Value Select Fund
Class A
06/30/25	18.19	0.29	3.84	4.13	—	—	22.32	22.70	1,036,439	25	0.96	0.96	2.90
12/31/24	19.18	0.44	0.46	0.90	(0.37)	(1.52)	18.19	4.49	657,123	55	0.97	0.97	2.18
12/31/23	15.17	0.35	3.94	4.29	(0.28)	—	19.18	28.35	789,894	48	0.97	0.97	1.96
12/31/22	16.54	0.27	(1.44)	(1.17)	(0.20)	—	15.17	(7.05)	508,639	63	0.97	0.97	1.83
12/31/21	15.45	0.22	1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32
12/31/20	15.20	0.17	0.72	0.89	(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27

Class I
06/30/25	18.84	0.32	3.99	4.31	—	—	23.15	22.88	1,298,990	25	0.66	0.66	3.05
12/31/24	19.80	0.51	0.49	1.00	(0.44)	(1.52)	18.84	4.82	1,273,278	55	0.67	0.67	2.48
12/31/23	15.63	0.41	4.08	4.49	(0.32)	—	19.80	28.79	1,099,837	48	0.67	0.67	2.27
12/31/22	17.03	0.33	(1.48)	(1.15)	(0.25)	—	15.63	(6.74)	852,923	63	0.67	0.67	2.14
12/31/21	15.90	0.28	1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63
12/31/20	15.62	0.22	0.74	0.96	(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64

JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/25	28.06	(0.04)	1.67	1.63	—	—	29.69	5.81	854,478	8	0.94	0.94	(0.30)
12/31/24	22.00	(0.06)	6.12	6.06	—	—	28.06	27.55	891,299	16	0.93	0.93	(0.22)
12/31/23	15.22	(0.04)	6.82	6.78	—	—	22.00	44.55	659,013	12	0.94	0.94	(0.19)
12/31/22	22.55	(0.04)	(7.29)	(7.33)	—	—	15.22	(32.51)	376,862	22	0.94	0.94	(0.25)
12/31/21	18.61	(0.07)	4.01	3.94	—	—	22.55	21.17	585,047	17	0.94	0.94	(0.35)
12/31/20	14.26	(0.02)	4.37	4.35	—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)

Class I
06/30/25	28.66	0.00	1.71	1.71	—	—	30.37	5.97	726,071	8	0.64	0.64	0.00
12/31/24	22.41	0.02	6.23	6.25	—	—	28.66	27.89	726,360	16	0.63	0.63	0.08
12/31/23	15.45	0.02	6.94	6.96	—	—	22.41	45.05	956,680	12	0.64	0.64	0.11
12/31/22	22.83	0.01	(7.39)	(7.38)	—	—	15.45	(32.33)	891,265	22	0.64	0.64	0.07
12/31/21	18.78	(0.01)	4.06	4.05	—	—	22.83	21.57	952,252	17	0.64	0.64	(0.05)
12/31/20	14.34	0.03	4.41	4.44	—	—	18.78	30.96	982,103	23	0.64	0.64	0.20

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Cohen & Steers U.S. Realty Fund
Class A
06/30/25	9.50	0.14	0.27	0.41	—	—	9.91	4.32	83,336	23	1.04	1.04	2.97
12/31/24	9.55	0.20	0.26	0.46	(0.51)	—	9.50	4.46	93,425	255	1.09	1.09	2.08
12/31/23	8.90	0.21	0.64	0.85	(0.20)	—	9.55	9.66	105,420	160	1.11	1.11	2.37
12/31/22	14.28	0.18	(3.81)	(3.63)	(0.13)	(1.62)	8.90	(25.74)	107,426	157	1.10	1.10	1.46
12/31/21	9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98
12/31/20	11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35

Class I
06/30/25	9.60	0.16	0.27	0.43	—	—	10.03	4.48	3,521	23	0.74	0.74	3.26
12/31/24	9.64	0.20	0.30	0.50	(0.54)	—	9.60	4.83	3,649	255	0.80	0.80	2.13
12/31/23	9.00	0.25	0.63	0.88	(0.24)	—	9.64	9.89	104,548	160	0.81	0.81	2.69
12/31/22	14.41	0.22	(3.86)	(3.64)	(0.15)	(1.62)	9.00	(25.55)	118,882	157	0.80	0.80	1.79
12/31/21	10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21
12/31/20	11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66

JNL/DFA International Core Equity Fund
Class A
06/30/25	11.41	0.21	2.26	2.47	—	—	13.88	21.65	450,897	12	0.91	0.91	3.39
12/31/24	11.23	0.27	0.18	0.45	(0.27)	—	11.41	3.94	303,611	20	0.90	0.90	2.26
12/31/23	9.89	0.25	1.28	1.53	(0.19)	—	11.23	15.59	288,098	26	0.90	0.90	2.33
12/31/22	12.53	0.26	(1.77)	(1.51)	(0.13)	(1.00)	9.89	(12.05)	203,994	21	0.90	0.90	2.38
12/31/21	11.50	0.19	1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52
12/31/20	10.82	0.14	0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91	0.92	1.41

Class I
06/30/25	11.49	0.23	2.28	2.51	—	—	14.00	21.85	34,318	12	0.56	0.61	3.74
12/31/24	11.30	0.30	0.20	0.50	(0.31)	—	11.49	4.29	21,878	20	0.55	0.60	2.57
12/31/23	9.94	0.28	1.30	1.58	(0.22)	—	11.30	15.96	18,374	26	0.55	0.60	2.65
12/31/22	12.56	0.29	(1.75)	(1.46)	(0.16)	(1.00)	9.94	(11.66)	13,953	21	0.55	0.60	2.71
12/31/21	11.56	0.29	1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37
12/31/20	10.84	0.18	0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56	0.62	1.83

JNL/DFA U.S. Core Equity Fund
Class A
06/30/25	29.15	0.09	1.21	1.30	—	—	30.45	4.46	1,254,100	1	0.80	0.80	0.64
12/31/24	24.21	0.18	4.76	4.94	—	—	29.15	20.40	1,305,601	4	0.80	0.80	0.68
12/31/23	19.80	0.20	4.21	4.41	—	—	24.21	22.27	1,254,827	6	0.80	0.80	0.94
12/31/22	23.46	0.19	(3.85)	(3.66)	—	—	19.80	(15.60)	1,147,448	10	0.80	0.80	0.90
12/31/21	18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80	0.80	0.64
12/31/20	15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80	0.80	1.01

Class I
06/30/25	31.58	0.15	1.32	1.47	—	—	33.05	4.65	41,037	1	0.45	0.50	0.99
12/31/24	26.15	0.30	5.13	5.43	—	—	31.58	20.76	40,835	4	0.45	0.50	1.02
12/31/23	21.31	0.30	4.54	4.84	—	—	26.15	22.71	100,784	6	0.45	0.50	1.29
12/31/22	25.16	0.28	(4.13)	(3.85)	—	—	21.31	(15.30)	96,892	10	0.45	0.50	1.26
12/31/21	19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45	0.50	0.99
12/31/20	16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45	0.50	1.36

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Small Cap Fund
Class A
06/30/25	13.12	0.03	(0.30)	(0.27)	—	—	12.85	(2.06)	605,005	9	0.99	0.99	0.46
12/31/24	12.01	0.05	1.06	1.11	—	—	13.12	9.24	631,477	19	0.98	0.98	0.43
12/31/23	10.29	0.05	1.67	1.72	—	—	12.01	16.72	574,349	24	0.99	0.99	0.51
12/31/22	11.93	0.05	(1.69)	(1.64)	—	—	10.29	(13.75)	471,784	28	0.99	0.99	0.48
12/31/21	9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01	1.01	0.18
12/31/20	8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02	1.02	0.53

Class I
06/30/25	13.36	0.05	(0.30)	(0.25)	—	—	13.11	(1.87)	32,108	9	0.64	0.69	0.82
12/31/24	12.18	0.10	1.08	1.18	—	—	13.36	9.69	29,977	19	0.63	0.68	0.79
12/31/23	10.40	0.09	1.69	1.78	—	—	12.18	17.12	23,427	24	0.64	0.69	0.86
12/31/22	12.02	0.09	(1.71)	(1.62)	—	—	10.40	(13.48)	18,004	28	0.64	0.69	0.84
12/31/21	9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66	0.71	0.54
12/31/20	8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67	0.72	0.89

JNL/DoubleLine Core Fixed Income Fund
Class A
06/30/25	12.96	0.31	0.22	0.53	—	—	13.49	4.09	1,630,752	19	0.77	0.77	4.72
12/31/24	12.67	0.59	(0.30)	0.29	—	—	12.96	2.29	1,702,459	100	0.77	0.77	4.58
12/31/23	11.95	0.50	0.22	0.72	—	—	12.67	6.03	1,837,085	144	0.78	0.78	4.14
12/31/22	13.78	0.38	(2.21)	(1.83)	—	—	11.95	(13.28)	1,868,458	140	0.77	0.77	3.02
12/31/21	13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77	0.77	2.15
12/31/20	13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77	0.77	2.48

Class I
06/30/25	14.22	0.36	0.25	0.61	—	—	14.83	4.29	1,019,909	19	0.47	0.47	5.02
12/31/24	13.86	0.68	(0.32)	0.36	—	—	14.22	2.60	1,091,209	100	0.47	0.47	4.88
12/31/23	13.03	0.59	0.24	0.83	—	—	13.86	6.37	1,186,035	144	0.48	0.48	4.46
12/31/22	14.98	0.46	(2.41)	(1.95)	—	—	13.03	(13.02)	866,413	140	0.47	0.47	3.32
12/31/21	15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47	0.47	2.45
12/31/20	14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47	0.47	2.76

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
06/30/25	12.21	0.35	0.18	0.53	—	—	12.74	4.34	126,056	22	1.08	1.08	5.65
12/31/24	11.43	0.68	0.10	0.78	—	—	12.21	6.82	128,070	44	1.08	1.08	5.72
12/31/23	10.44	0.56	0.43	0.99	—	—	11.43	9.48	127,281	42	1.08	1.08	5.19
12/31/22	12.29	0.43	(2.28)	(1.85)	—	—	10.44	(15.05)	126,011	29	1.07	1.07	3.93
12/31/21	12.20	0.37	(0.28)	0.09	—	—	12.29	0.74	163,020	50	1.07	1.07	2.98
12/31/20	11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46

Class I
06/30/25	12.22	0.37	0.18	0.55	—	—	12.77	4.50	193,091	22	0.78	0.78	5.95
12/31/24	11.40	0.71	0.11	0.82	—	—	12.22	7.19	210,136	44	0.78	0.78	5.99
12/31/23	10.38	0.59	0.43	1.02	—	—	11.40	9.83	429,726	42	0.78	0.78	5.49
12/31/22	12.18	0.45	(2.25)	(1.80)	—	—	10.38	(14.78)	445,603	29	0.77	0.77	4.19
12/31/21	12.06	0.40	(0.28)	0.12	—	—	12.18	0.99	735,249	50	0.77	0.77	3.29
12/31/20	11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
06/30/25	26.06	0.57	1.16	1.73	—		—	27.79	6.64	1,519,644	21	0.98		1.00	4.37
12/31/24	23.05	1.06	1.95	3.01	—		—	26.06	13.06	1,559,920	97	1.00		1.01	4.33
12/31/23	18.09	0.81	4.15	4.96	—		—	23.05	27.42	1,763,845	83	1.01		1.01	3.99
12/31/22	23.71	0.43	(6.05)	(5.62)	—		—	18.09	(23.70)	1,487,301	79	1.00		1.00	2.11
12/31/21	19.12	0.17	4.42	4.59	—		—	23.71	24.01	2,216,351	113	1.00		1.00	0.77
12/31/20	16.60	0.23	2.29	2.52	—		—	19.12	15.18	1,594,961	71	1.01		1.01	1.43

Class I
06/30/25	26.59	0.62	1.18	1.80	—		—	28.39	6.77	27,353	21	0.68		0.70	4.62
12/31/24	23.44	1.14	2.01	3.15	—		—	26.59	13.44	139,050	97	0.70		0.71	4.64
12/31/23	18.34	0.89	4.21	5.10	—		—	23.44	27.81	281,767	83	0.71		0.71	4.29
12/31/22	23.97	0.47	(6.10)	(5.63)	—		—	18.34	(23.49)	256,288	79	0.70		0.70	2.28
12/31/21	19.27	0.24	4.46	4.70	—		—	23.97	24.39	628,818	113	0.70		0.70	1.08
12/31/20	16.68	0.27	2.32	2.59	—		—	19.27	15.53	600,061	71	0.71		0.71	1.73

JNL/DoubleLine Total Return Fund
Class A
06/30/25	10.80	0.25	0.24	0.49	—		—	11.29	4.54	714,305	11	0.83		0.83	4.56
12/31/24	10.53	0.44	(0.17)	0.27	—		—	10.80	2.56	717,406	75	0.83		0.83	4.15
12/31/23	10.02	0.38	0.13	0.51	—		—	10.53	5.09	747,890	63	0.83		0.83	3.71
12/31/22	11.52	0.34	(1.84)	(1.50)	—		—	10.02	(13.02)	750,065	59	0.82		0.82	3.16
12/31/21	11.57	0.29	(0.34)	(0.05)	—		—	11.52	(0.43)	981,663	103	0.82		0.82	2.50
12/31/20	11.27	0.31	(0.01)	0.30	—		—	11.57	2.66	1,052,998	50	0.82		0.82	2.74

Class I
06/30/25	10.99	0.27	0.24	0.51	—		—	11.50	4.64	1,166,462	11	0.53		0.53	4.87
12/31/24	10.68	0.48	(0.17)	0.31	—		—	10.99	2.90	1,239,336	75	0.53		0.53	4.45
12/31/23	10.13	0.41	0.14	0.55	—		—	10.68	5.43	1,403,455	63	0.53		0.53	4.02
12/31/22	11.61	0.37	(1.85)	(1.48)	—		—	10.13	(12.75)	1,288,954	59	0.52		0.52	3.48
12/31/21	11.63	0.33	(0.35)	(0.02)	—		—	11.61	(0.17)	1,571,543	103	0.52		0.52	2.80
12/31/20	11.29	0.35	(0.01)	0.34	—		—	11.63	3.01	1,795,030	50	0.52		0.52	3.02

JNL/Dreyfus Government Money Market Fund
Class A
06/30/25	1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.91	2,475,575	N/A	0.56		0.56	3.81
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.77	2,543,995	N/A	0.56		0.56	4.67
12/31/23	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.39	2,719,319	N/A	0.72	(a)	0.56	4.29	(b)
12/31/22	1.00	0.01	(0.01)	0.00	—		—	1.00	0.92	3,038,903	N/A	0.77	(a)	0.56	1.00	(b)
12/31/21	1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56	0.00	(b)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.21	2,389,749	N/A	0.24		0.56	0.13	(b)

Class I
06/30/25	1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.06	68,396	N/A	0.26		0.26	4.11
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.07	70,373	N/A	0.26		0.26	5.02
12/31/23	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.86	190,232	N/A	0.26		0.26	4.68
12/31/22	1.00	0.02	(0.02)	0.00	—		—	1.00	1.27	327,084	N/A	0.37	(a)	0.26	2.35	(b)
12/31/21	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.04	35,773	N/A	0.07		0.26	0.00	(b)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.31	44,262	N/A	0.20		0.26	0.15	(b)

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/Dreyfus Government Money Market Fund for 2020, 2021, 2022, and 2023 was (0.19%), (0.49%), 1.21%, and 4.45% respectively, for Class A and 0.15%, (0.19%), 2.46%, and 4.68% respectively, for Class I shares.

(c)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A
06/30/25	12.15	0.26	0.24	0.50	—	—	12.65	4.12	791,631	23	(a)	0.77	0.78	4.30
12/31/24	11.94	0.51	(0.30)	0.21	—	—	12.15	1.76	788,701	52	(a)	0.78	0.78	4.24
12/31/23	11.19	0.47	0.28	0.75	—	—	11.94	6.70	792,977	59	(a)	0.78	0.78	4.10
12/31/22	12.93	0.32	(2.06)	(1.74)	—	—	11.19	(13.46)	760,550	44	(a)	0.79	0.79	2.73
12/31/21	13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(a)	0.78	0.78	1.84
12/31/20	12.01	0.25	0.76	1.01	—	—	13.02	8.41	1,054,838	129	(a)	0.79	0.79	1.98

Class I
06/30/25	12.57	0.29	0.24	0.53	—	—	13.10	4.22	667,920	23	(a)	0.47	0.48	4.60
12/31/24	12.31	0.56	(0.30)	0.26	—	—	12.57	2.11	722,365	52	(a)	0.48	0.48	4.54
12/31/23	11.50	0.52	0.29	0.81	—	—	12.31	7.04	775,610	59	(a)	0.48	0.48	4.41
12/31/22	13.25	0.38	(2.13)	(1.75)	—	—	11.50	(13.21)	528,377	44	(a)	0.49	0.49	3.19
12/31/21	13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(a)	0.48	0.48	2.13
12/31/20	12.24	0.28	0.78	1.06	—	—	13.30	8.66	322,922	129	(a)	0.49	0.49	2.20

JNL/First Sentier Global Infrastructure Fund
Class A
06/30/25	18.18	0.27	2.11	2.38	—	—	20.56	13.09	505,888	32		1.15	1.15	2.78
12/31/24	17.21	0.44	0.53	0.97	—	—	18.18	5.64	495,545	47		1.15	1.15	2.48
12/31/23	16.74	0.42	0.05	0.47	—	—	17.21	2.81	564,121	41		1.15	1.15	2.52
12/31/22	17.44	0.31	(1.01)	(0.70)	—	—	16.74	(4.01)	637,347	53		1.15	1.15	1.85
12/31/21	15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15	1.15	1.52
12/31/20	16.03	0.19	(0.78)	(0.59)	—	—	15.44	(3.68)	636,060	78		1.15	1.15	1.32

Class I
06/30/25	18.59	0.31	2.16	2.47	—	—	21.06	13.29	5,156	32		0.85	0.85	3.13
12/31/24	17.55	0.40	0.64	1.04	—	—	18.59	5.93	4,673	47		0.84	0.85	2.32
12/31/23	17.03	0.48	0.04	0.52	—	—	17.55	3.05	192,430	41		0.85	0.85	2.81
12/31/22	17.69	0.38	(1.04)	(0.66)	—	—	17.03	(3.73)	279,433	53		0.85	0.85	2.17
12/31/21	15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85	0.85	1.81
12/31/20	16.16	0.23	(0.78)	(0.55)	—	—	15.61	(3.40)	333,729	78		0.85	0.85	1.61

JNL/Franklin Templeton Income Fund
Class A
06/30/25	16.17	0.43	0.35	0.78	—	—	16.95	4.82	1,396,732	22		0.93	0.93	5.26
12/31/24	15.20	0.76	0.21	0.97	—	—	16.17	6.38	1,427,879	40		0.93	0.93	4.82
12/31/23	14.05	0.74	0.41	1.15	—	—	15.20	8.19	1,537,339	34		0.94	0.94	5.15
12/31/22	14.70	0.64	(1.29)	(0.65)	—	—	14.05	(4.42)	1,596,450	69		0.93	0.93	4.52
12/31/21	12.81	0.51	1.38	1.89	—	—	14.70	14.75	1,706,537	37		0.93	0.93	3.65
12/31/20	12.70	0.45	(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84

Class I
06/30/25	15.74	0.44	0.33	0.77	—	—	16.51	4.89	7,948	22		0.63	0.63	5.56
12/31/24	14.74	0.79	0.21	1.00	—	—	15.74	6.78	7,239	40		0.63	0.63	5.13
12/31/23	13.58	0.76	0.40	1.16	—	—	14.74	8.54	8,320	34		0.64	0.64	5.45
12/31/22	14.18	0.66	(1.26)	(0.60)	—	—	13.58	(4.23)	8,844	69		0.63	0.63	4.86
12/31/21	12.31	0.53	1.34	1.87	—	—	14.18	15.19	7,541	37		0.63	0.63	3.96
12/31/20	12.17	0.47	(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13

(a)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was as follows: June 30, 2025: 101%; December 31, 2024: 264%; December 31, 2023: 239%; December 31, 2022: 210%; December 31, 2021: 211%; December 31, 2020: 508%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs 4 Fund(a)
Class A
06/30/25	41.15	0.28	2.77	3.05	—	—	44.20	7.41	4,942,045	17	0.70	0.70	1.37
12/31/24	34.52	0.51	6.12	6.63	—	—	41.15	19.21	5,029,526	52	0.70	0.70	1.31
12/31/23	30.17	0.58	3.77	4.35	—	—	34.52	14.42	5,050,741	59	0.70	0.70	1.84
12/31/22	33.87	0.55	(4.25)	(3.70)	—	—	30.17	(10.92)	5,104,922	52	0.69	0.69	1.79
12/31/21	25.00	0.26	8.61	8.87	—	—	33.87	35.48	6,547,195	88	0.59	0.59	0.87
12/31/20	23.92	(0.08)	1.16	1.08	—	—	25.00	4.52	5,495,372	0	0.35	0.35	(0.35)

Class I
06/30/25	42.06	0.35	2.83	3.18	—	—	45.24	7.56	38,547	17	0.40	0.40	1.68
12/31/24	35.17	0.64	6.25	6.89	—	—	42.06	19.59	35,875	52	0.40	0.40	1.61
12/31/23	30.64	0.69	3.84	4.53	—	—	35.17	14.78	31,267	59	0.40	0.40	2.14
12/31/22	34.31	0.65	(4.32)	(3.67)	—	—	30.64	(10.70)	29,127	52	0.39	0.39	2.10
12/31/21	25.25	0.39	8.67	9.06	—	—	34.31	35.88	33,113	88	0.31	0.31	1.29
12/31/20	24.08	(0.01)	1.18	1.17	—	—	25.25	4.86	17,026	0	0.05	0.05	(0.05)

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/25	14.83	0.15	0.63	0.78	—	—	15.61	5.26	435,804	48	1.33	1.33	2.00
12/31/24	14.12	0.29	0.42	0.71	—	—	14.83	5.03	447,465	92	1.33	1.34	1.87
12/31/23	10.95	0.37	2.80	3.17	—	—	14.12	28.95	365,328	68	1.36	1.37	3.00
12/31/22	14.02	0.63	(3.70)	(3.07)	—	—	10.95	(21.90)	261,237	118	1.36	1.36	5.25
12/31/21	14.35	0.26	(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115	1.36	1.36	1.79
12/31/20	10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)

Class I
06/30/25	15.15	0.17	0.65	0.82	—	—	15.97	5.41	430,017	48	1.03	1.03	2.31
12/31/24	14.39	0.34	0.42	0.76	—	—	15.15	5.28	434,458	92	1.03	1.04	2.16
12/31/23	11.12	0.41	2.86	3.27	—	—	14.39	29.41	468,337	68	1.06	1.07	3.33
12/31/22	14.20	0.65	(3.73)	(3.08)	—	—	11.12	(21.69)	386,322	118	1.06	1.06	5.37
12/31/21	14.49	0.30	(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115	1.06	1.06	2.06
12/31/20	10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09

(a)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Invesco Diversified Dividend Fund
Class A
06/30/25	16.46	0.11	0.90	1.01	—	—	17.47	6.14	384,109	33	0.98	0.98	1.33
12/31/24	14.62	0.21	1.63	1.84	—	—	16.46	12.59	374,044	45	0.98	0.98	1.34
12/31/23	13.47	0.22	0.93	1.15	—	—	14.62	8.54	377,660	45	0.98	0.98	1.61
12/31/22	13.74	0.22	(0.49)	(0.27)	—	—	13.47	(1.97)	421,229	43	0.98	0.98	1.62
12/31/21	11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98	0.98	1.58
12/31/20	11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98	0.98	2.10

Class I
06/30/25	16.82	0.14	0.91	1.05	—	—	17.87	6.24	433,590	33	0.68	0.68	1.63
12/31/24	14.90	0.26	1.66	1.92	—	—	16.82	12.89	440,639	45	0.68	0.68	1.65
12/31/23	13.68	0.26	0.96	1.22	—	—	14.90	8.92	657,849	45	0.68	0.68	1.91
12/31/22	13.92	0.26	(0.50)	(0.24)	—	—	13.68	(1.72)	635,461	43	0.68	0.68	1.87
12/31/21	11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68	0.68	1.92
12/31/20	11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68	0.68	2.40

JNL/Invesco Global Growth Fund
Class A
06/30/25	29.34	0.01	2.32	2.33	—	—	31.67	7.94	1,383,560	9	0.96	0.96	0.10
12/31/24	25.33	(0.04)	4.05	4.01	—	—	29.34	15.83	1,396,935	12	0.97	0.97	(0.13)
12/31/23	18.82	(0.01)	6.52	6.51	—	—	25.33	34.59	1,412,660	7	0.96	0.96	(0.06)
12/31/22	27.77	(0.01)	(8.94)	(8.95)	—	—	18.82	(32.23)	1,180,323	14	0.95	0.95	(0.06)
12/31/21	24.07	(0.12)	3.82	3.70	—	—	27.77	15.37	1,938,245	7	0.96	0.96	(0.46)
12/31/20	18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95	0.95	(0.21)

Class I
06/30/25	30.36	0.06	2.40	2.46	—	—	32.82	8.10	20,016	9	0.66	0.66	0.41
12/31/24	26.13	0.06	4.17	4.23	—	—	30.36	16.19	19,326	12	0.67	0.67	0.22
12/31/23	19.36	0.06	6.71	6.77	—	—	26.13	34.97	256,823	7	0.66	0.66	0.24
12/31/22	28.48	0.07	(9.19)	(9.12)	—	—	19.36	(32.02)	237,661	14	0.65	0.65	0.31
12/31/21	24.61	(0.04)	3.91	3.87	—	—	28.48	15.73	772,262	7	0.66	0.66	(0.16)
12/31/20	19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65	0.65	0.10

JNL/Invesco Small Cap Growth Fund
Class A
06/30/25	38.11	(0.09)	(1.00)	(1.09)	—	—	37.02	(2.86)	1,581,508	48	1.03	1.03	(0.51)
12/31/24	32.65	(0.19)	5.65	5.46	—	—	38.11	16.72	1,766,933	60	1.03	1.04	(0.54)
12/31/23	29.12	(0.12)	3.65	3.53	—	—	32.65	12.12	1,682,094	64	1.05	1.06	(0.39)
12/31/22	45.01	(0.15)	(15.74)	(15.89)	—	—	29.12	(35.30)	1,563,204	50	1.05	1.06	(0.47)
12/31/21	41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05	1.05	(0.73)
12/31/20	26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06	1.06	(0.74)

Class I
06/30/25	40.41	(0.04)	(1.05)	(1.09)	—	—	39.32	(2.70)	22,527	48	0.73	0.73	(0.21)
12/31/24	34.52	(0.09)	5.98	5.89	—	—	40.41	17.06	25,251	60	0.73	0.74	(0.24)
12/31/23	30.69	(0.03)	3.86	3.83	—	—	34.52	12.48	22,082	64	0.75	0.76	(0.08)
12/31/22	47.30	(0.06)	(16.55)	(16.61)	—	—	30.69	(35.12)	16,466	50	0.75	0.76	(0.18)
12/31/21	43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75	0.75	(0.41)
12/31/20	28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76	0.76	(0.49)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan Global Allocation Fund
Class A
06/30/25	14.90	0.23	1.02	1.25	—	—	16.15	8.39	909,835	43	1.04		1.06		3.00
12/31/24	13.75	0.39	0.76	1.15	—	—	14.90	8.36	911,729	100	1.05		1.06		2.68
12/31/23	12.20	0.31	1.24	1.55	—	—	13.75	12.70	1,001,003	128	1.06	(a)	1.06	(a)	2.39
12/31/22	15.07	0.14	(3.01)	(2.87)	—	—	12.20	(19.04)	1,014,331	110	1.06	(a)	1.06	(a)	1.09
12/31/21	13.84	0.12	1.11	1.23	—	—	15.07	8.89	1,410,178	106	1.06	(a)	1.06	(a)	0.86
12/31/20	12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(a)	1.06	(a)	0.90

Class I
06/30/25	15.20	0.25	1.05	1.30	—	—	16.50	8.55	2,889	43	0.74		0.76		3.30
12/31/24	13.98	0.44	0.78	1.22	—	—	15.20	8.73	3,039	100	0.75		0.76		2.98
12/31/23	12.37	0.35	1.26	1.61	—	—	13.98	13.02	3,252	128	0.76	(a)	0.76	(a)	2.69
12/31/22	15.24	0.18	(3.05)	(2.87)	—	—	12.37	(18.83)	3,212	110	0.76	(a)	0.76	(a)	1.41
12/31/21	13.95	0.17	1.12	1.29	—	—	15.24	9.25	3,868	106	0.76	(a)	0.76	(a)	1.12
12/31/20	12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(a)	0.77	(a)	1.17

JNL/JPMorgan Hedged Equity Fund
Class A
06/30/25	16.76	0.03	(0.02)	0.01	—	—	16.77	0.06	858,569	14	0.96	(b)	0.96	(b)	0.37
12/31/24	14.22	0.06	2.48	2.54	—	—	16.76	17.86	872,711	30	0.96	(b)	0.96	(b)	0.41
12/31/23	12.29	0.09	1.84	1.93	—	—	14.22	15.70	766,593	34	0.96	(b)	0.96	(b)	0.64
12/31/22	13.47	0.07	(1.21)	(1.14)	(0.04)	—	12.29	(8.44)	619,218	32	0.96	(b)	0.96	(b)	0.59
12/31/21	12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(b)	0.97	(b)	0.40
12/31/20	10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(b)	0.97	(b)	0.77

Class I
06/30/25	17.00	0.06	(0.02)	0.04	—	—	17.04	0.24	33,833	14	0.66	(b)	0.66	(b)	0.67
12/31/24	14.38	0.11	2.51	2.62	—	—	17.00	18.22	35,741	30	0.66	(b)	0.66	(b)	0.70
12/31/23	12.40	0.13	1.85	1.98	—	—	14.38	15.97	117,752	34	0.66	(b)	0.66	(b)	0.94
12/31/22	13.57	0.11	(1.21)	(1.10)	(0.07)	—	12.40	(8.12)	115,941	32	0.66	(b)	0.66	(b)	0.85
12/31/21	12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(b)	0.67	(b)	0.69
12/31/20	10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(b)	0.67	(b)	1.06

JNL/JPMorgan MidCap Growth Fund
Class A
06/30/25	69.67	(0.10)	4.68	4.58	—	—	74.25	6.57	3,187,418	46	0.89		0.89		(0.29)
12/31/24	61.05	(0.25)	8.87	8.62	—	—	69.67	14.12	3,107,074	56	0.89		0.89		(0.38)
12/31/23	49.55	(0.16)	11.66	11.50	—	—	61.05	23.21	2,921,347	50	0.90		0.90		(0.29)
12/31/22	67.95	(0.21)	(18.19)	(18.40)	—	—	49.55	(27.08)	2,372,487	38	0.89		0.89		(0.39)
12/31/21	61.20	(0.33)	7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88		0.88		(0.50)
12/31/20	41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90		0.90		(0.42)

Class I
06/30/25	73.05	0.01	4.91	4.92	—	—	77.97	6.74	247,107	46	0.59		0.59		0.02
12/31/24	63.82	(0.06)	9.29	9.23	—	—	73.05	14.46	198,543	56	0.59		0.59		(0.09)
12/31/23	51.64	0.00	12.18	12.18	—	—	63.82	23.59	321,948	50	0.60		0.60		0.00
12/31/22	70.61	(0.05)	(18.92)	(18.97)	—	—	51.64	(26.87)	292,605	38	0.59		0.59		(0.09)
12/31/21	63.41	(0.14)	7.34	7.20	—	—	70.61	11.35	456,403	44	0.58		0.58		(0.21)
12/31/20	42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60		0.60		(0.11)

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2023: 1.06%, 1.06% December 31, 2022: 1.05%, 1.05% December 31, 2021: 1.04%, 1.04% December 31, 2020: 1.05%, 1.05% Class I: December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.75%, 0.75% December 31, 2021: 0.74%, 0.74% December 31, 2020: 0.74%, 0.74%.

(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: June 30, 2025: 0.95%, 0.95% December 31, 2024: 0.95%, 0.95% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.95%, 0.95% December 31, 2021: 0.96%, 0.96% December 31, 2020: 0.96%, 0.96% Class I: June 30, 2025: 0.65%, 0.65% December 31, 2024: 0.65%, 0.65% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.65%, 0.65% December 31, 2021: 0.66%, 0.66% December 31, 2020: 0.66%, 0.66%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Nasdaq Hedged Equity Fund
Class A
06/30/25		10.30	(0.01)		0.02	0.01	—	—	10.31	0.10	35,034	24	0.99	0.99	(0.12)
12/31/24	(a)	10.00	(0.00)	(b)	0.30	0.30	—	—	10.30	3.00	15,170	5	0.99	0.99	(0.06)

Class I
06/30/25		10.31	0.01		0.01	0.02	—	—	10.33	0.19	25,210	24	0.69	0.69	0.16
12/31/24	(a)	10.00	0.01		0.30	0.31	—	—	10.31	3.10	25,086	5	0.69	0.69	0.25

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/25		13.17	0.19		0.30	0.49	—	—	13.66	3.72	922,776	9	0.69	0.69	2.83
12/31/24		13.02	0.35		(0.20)	0.15	—	—	13.17	1.15	896,891	4	0.69	0.69	2.69
12/31/23		12.50	0.32		0.20	0.52	—	—	13.02	4.16	923,496	13	0.68	0.68	2.52
12/31/22		14.15	0.21		(1.86)	(1.65)	—	—	12.50	(11.66)	931,244	19	0.69	0.69	1.62
12/31/21		14.46	0.17		(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68	0.68	1.21
12/31/20		13.52	0.19		0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68	0.68	1.35

Class I
06/30/25		14.10	0.22		0.34	0.56	—	—	14.66	3.97	367,785	9	0.39	0.39	3.13
12/31/24		13.91	0.42		(0.23)	0.19	—	—	14.10	1.37	387,915	4	0.39	0.39	2.97
12/31/23		13.31	0.38		0.22	0.60	—	—	13.91	4.51	663,594	13	0.38	0.38	2.82
12/31/22		15.02	0.27		(1.98)	(1.71)	—	—	13.31	(11.38)	672,941	19	0.39	0.39	1.99
12/31/21		15.30	0.23		(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38	0.38	1.51
12/31/20		14.27	0.25		0.78	1.03	—	—	15.30	7.22	625,482	46	0.38	0.38	1.63

JNL/JPMorgan U.S. Value Fund
Class A
06/30/25		18.47	0.11		0.79	0.90	—	—	19.37	4.87	991,934	12	0.88	0.88	1.20
12/31/24		16.10	0.21		2.16	2.37	—	—	18.47	14.72	971,572	21	0.88	0.88	1.19
12/31/23		14.77	0.21		1.12	1.33	—	—	16.10	9.00	951,432	13	0.88	0.88	1.42
12/31/22		15.22	0.20		(0.65)	(0.45)	—	—	14.77	(2.96)	980,669	14	0.89	0.89	1.36
12/31/21		11.95	0.15		3.12	3.27	—	—	15.22	27.36	942,693	21	0.89	0.89	1.09
12/31/20		12.42	0.17		(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94	0.94	1.65

Class I
06/30/25		19.00	0.14		0.82	0.96	—	—	19.96	5.05	588,555	12	0.58	0.58	1.49
12/31/24		16.51	0.27		2.22	2.49	—	—	19.00	15.08	674,768	21	0.58	0.58	1.49
12/31/23		15.10	0.27		1.14	1.41	—	—	16.51	9.34	676,106	13	0.58	0.58	1.73
12/31/22		15.51	0.24		(0.65)	(0.41)	—	—	15.10	(2.64)	642,669	14	0.59	0.59	1.65
12/31/21		12.14	0.20		3.17	3.37	—	—	15.51	27.76	676,257	21	0.59	0.59	1.38
12/31/20		12.59	0.20		(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60	0.60	1.84

(a)	The Fund commenced operations on October 21, 2024.
(b)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lazard International Quality Growth Fund
Class A
06/30/25		15.06	0.07		1.62	1.69	—		—	16.75	11.22	134,712	7	1.05	1.05	0.92
12/31/24		15.43	0.13		(0.02)	0.11	(0.48)		—	15.06	0.59	124,173	131	1.10	1.10	0.80
12/31/23		13.41	0.16		2.04	2.20	(0.18)		—	15.43	16.51	127,476	40	1.10	1.12	1.09
12/31/22		17.14	0.16		(3.08)	(2.92)	(0.37)		(0.44)	13.41	(17.09)	104,439	45	1.14	1.15	1.08
12/31/21		16.22	0.17		0.87	1.04	(0.07)		(0.05)	17.14	6.42	115,951	28	1.15	1.15	0.99
12/31/20		14.42	0.11		1.77	1.88	(0.08)		—	16.22	13.03	76,966	44	1.16	1.16	0.80

Class I
06/30/25		15.13	0.10		1.62	1.72	—		—	16.85	11.37	337,135	7	0.75	0.75	1.22
12/31/24		15.49	0.18		(0.02)	0.16	(0.52)		—	15.13	0.93	344,291	131	0.80	0.80	1.10
12/31/23		13.46	0.21		2.04	2.25	(0.22)		—	15.49	16.82	369,717	40	0.80	0.82	1.40
12/31/22		17.20	0.21		(3.10)	(2.89)	(0.41)		(0.44)	13.46	(16.85)	358,431	45	0.84	0.85	1.43
12/31/21		16.26	0.24		0.85	1.09	(0.10)		(0.05)	17.20	6.72	351,431	28	0.85	0.85	1.40
12/31/20		14.45	0.12		1.81	1.93	(0.12)		—	16.26	13.40	364,495	44	0.86	0.86	0.90

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/25		18.69	(0.00)	(a)	2.44	2.44	—		—	21.13	13.06	526,607	8	1.00	1.00	(0.01)
12/31/24		15.57	(0.03)		3.54	3.51	(0.01)		(0.38)	18.69	22.45	444,819	10	1.00	1.00	(0.20)
12/31/23		11.80	(0.01)		4.29	4.28	(0.01)		(0.50)	15.57	36.41	429,939	16	1.01	1.01	(0.05)
12/31/22		16.00	0.01		(4.21)	(4.20)	(0.00)	(a)	—	11.80	(26.25)	303,107	21	1.00	1.00	0.05
12/31/21		15.47	(0.03)		0.90	0.87	—		(0.34)	16.00	5.61	438,686	10	1.01	1.01	(0.20)
12/31/20		11.54	(0.05)		4.07	4.02	(0.03)		(0.06)	15.47	34.85	465,932	33	1.01	1.01	(0.35)

Class I
06/30/25		18.97	0.03		2.48	2.51	—		—	21.48	13.23	354,453	8	0.70	0.70	0.31
12/31/24		15.79	0.02		3.60	3.62	(0.06)		(0.38)	18.97	22.82	300,665	10	0.70	0.70	0.10
12/31/23		11.96	0.04		4.33	4.37	(0.04)		(0.50)	15.79	36.76	278,343	16	0.71	0.71	0.28
12/31/22		16.16	0.05		(4.24)	(4.19)	(0.01)		—	11.96	(25.97)	224,270	21	0.70	0.70	0.39
12/31/21		15.59	0.02		0.89	0.91	—		(0.34)	16.16	5.82	464,891	10	0.71	0.71	0.10
12/31/20		11.59	0.03		4.06	4.09	(0.03)		(0.06)	15.59	35.30	479,627	33	0.71	0.71	0.21

JNL/Lord Abbett Short Duration Income Fund
Class A
06/30/25		9.96	0.24		0.07	0.31	—		—	10.27	3.11	483,231	48	0.80	0.80	4.72
12/31/24		10.10	0.48		0.03	0.51	(0.65)		—	9.96	5.10	439,621	79	0.80	0.80	4.71
12/31/23		9.87	0.43		0.10	0.53	(0.30)		—	10.10	5.38	415,444	60	0.80	0.80	4.26
12/31/22		10.45	0.22		(0.74)	(0.52)	(0.05)		(0.01)	9.87	(4.95)	366,580	99	0.80	0.80	2.21
12/31/21		10.45	0.10		(0.06)	0.04	(0.03)		(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93
12/31/20	(b)	10.00	0.10		0.35	0.45	—		—	10.45	4.50	193,273	70	0.81	0.81	1.46

Class I
06/30/25		10.02	0.25		0.08	0.33	—		—	10.35	3.29	222,649	48	0.50	0.50	5.02
12/31/24		10.16	0.52		0.02	0.54	(0.68)		—	10.02	5.35	231,924	79	0.50	0.50	4.99
12/31/23		9.92	0.46		0.10	0.56	(0.32)		—	10.16	5.70	327,473	60	0.50	0.50	4.50
12/31/22		10.50	0.26		(0.76)	(0.50)	(0.07)		(0.01)	9.92	(4.73)	763,146	99	0.50	0.50	2.55
12/31/21		10.47	0.13		(0.06)	0.07	(0.03)		(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21
12/31/20	(b)	10.00	0.13		0.34	0.47	—		—	10.47	4.70	137,237	70	0.51	0.51	1.85

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Communication Services Sector Fund(a)
Class A
06/30/25	26.11	0.04	2.84	2.88	—	—	28.99	11.03	836,641	16	0.64	0.64	0.31
12/31/24	18.86	0.08	7.17	7.25	—	—	26.11	38.44	857,012	33	0.65	0.65	0.34
12/31/23	12.28	0.05	6.53	6.58	—	—	18.86	53.58	526,757	12	0.65	0.65	0.29
12/31/22	20.93	0.04	(8.69)	(8.65)	—	—	12.28	(41.33)	163,074	9	0.66	0.66	0.28
12/31/21	18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11
12/31/20	14.45	0.06	3.59	3.65	—	—	18.10	25.26	251,202	14	0.67	0.67	0.37

Class I
06/30/25	24.80	0.08	2.71	2.79	—	—	27.59	11.25	14,835	16	0.29	0.34	0.66
12/31/24	17.86	0.15	6.79	6.94	—	—	24.80	38.86	14,100	33	0.30	0.35	0.69
12/31/23	11.58	0.11	6.17	6.28	—	—	17.86	54.23	9,210	12	0.30	0.35	0.71
12/31/22	19.67	0.09	(8.18)	(8.09)	—	—	11.58	(41.13)	3,249	9	0.31	0.36	0.61
12/31/21	16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50
12/31/20	13.49	0.09	3.38	3.47	—	—	16.96	25.72	4,452	14	0.32	0.37	0.63

JNL/Mellon Consumer Discretionary Sector Fund(b)
Class A
06/30/25	50.74	0.07	(1.89)	(1.82)	—	—	48.92	(3.59)	1,346,611	5	0.64	0.64	0.31
12/31/24	40.69	0.15	9.90	10.05	—	—	50.74	24.70	1,542,796	8	0.64	0.64	0.34
12/31/23	29.36	0.15	11.18	11.33	—	—	40.69	38.59	1,552,851	15	0.64	0.64	0.43
12/31/22	45.83	0.12	(16.59)	(16.47)	—	—	29.36	(35.94)	1,091,635	13	0.64	0.64	0.34
12/31/21	37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06
12/31/20	25.44	0.06	11.90	11.96	—	—	37.40	47.01	1,799,580	11	0.64	0.64	0.22

Class I
06/30/25	52.84	0.16	(1.97)	(1.81)	—	—	51.03	(3.43)	16,463	5	0.29	0.34	0.66
12/31/24	42.22	0.31	10.31	10.62	—	—	52.84	25.15	17,608	8	0.29	0.34	0.70
12/31/23	30.36	0.27	11.59	11.86	—	—	42.22	39.06	17,283	15	0.29	0.34	0.74
12/31/22	47.23	0.26	(17.13)	(16.87)	—	—	30.36	(35.72)	14,734	13	0.29	0.34	0.72
12/31/21	38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42
12/31/20	26.03	0.16	12.22	12.38	—	—	38.41	47.56	13,457	11	0.29	0.34	0.54

JNL/Mellon Consumer Staples Sector Fund
Class A
06/30/25	17.47	0.17	0.61	0.78	—	—	18.25	4.46	396,439	22	0.65	0.65	1.86
12/31/24	15.39	0.29	1.79	2.08	—	—	17.47	13.52	378,664	32	0.65	0.65	1.74
12/31/23	15.14	0.29	(0.04)	0.25	—	—	15.39	1.65	383,259	12	0.65	0.65	1.95
12/31/22	15.64	0.27	(0.77)	(0.50)	—	—	15.14	(3.20)	558,649	15	0.65	0.65	1.79
12/31/21	13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71
12/31/20	12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67	0.67	2.28

Class I
06/30/25	17.90	0.20	0.64	0.84	—	—	18.74	4.69	8,394	22	0.30	0.35	2.18
12/31/24	15.72	0.36	1.82	2.18	—	—	17.90	13.87	8,261	32	0.30	0.35	2.08
12/31/23	15.41	0.35	(0.04)	0.31	—	—	15.72	2.01	9,128	12	0.30	0.35	2.29
12/31/22	15.86	0.33	(0.78)	(0.45)	—	—	15.41	(2.84)	13,764	15	0.30	0.35	2.18
12/31/21	13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07
12/31/20	12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32	0.37	2.66

(a)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Dow Index Fund(a)
Class A
06/30/25	52.79	0.29	1.93	2.22	—	—	55.01	4.21	1,257,698	0	0.65	0.65	1.12
12/31/24	46.22	0.61	5.96	6.57	—	—	52.79	14.21	1,275,080	11	0.65	0.65	1.22
12/31/23	40.04	0.63	5.55	6.18	—	—	46.22	15.43	1,260,234	0	0.65	0.65	1.52
12/31/22	43.27	0.57	(3.80)	(3.23)	—	—	40.04	(7.46)	1,226,966	1	0.65	0.65	1.43
12/31/21	36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16
12/31/20	33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65	0.65	1.62

Class I
06/30/25	54.16	0.39	1.98	2.37	—	—	56.53	4.38	26,351	0	0.30	0.35	1.46
12/31/24	47.25	0.80	6.11	6.91	—	—	54.16	14.62	25,336	11	0.30	0.35	1.57
12/31/23	40.79	0.79	5.67	6.46	—	—	47.25	15.84	26,071	0	0.30	0.35	1.87
12/31/22	43.93	0.72	(3.86)	(3.14)	—	—	40.79	(7.15)	23,124	1	0.30	0.35	1.79
12/31/21	36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51
12/31/20	33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30	0.35	1.96

JNL/Mellon Energy Sector Fund(b)
Class A
06/30/25	37.87	0.51	(0.38)	0.13	—	—	38.00	0.34	1,547,438	8	0.64	0.64	2.68
12/31/24	35.74	0.97	1.16	2.13	—	—	37.87	5.96	1,652,675	11	0.64	0.64	2.52
12/31/23	36.19	0.99	(1.44)	(0.45)	—	—	35.74	(1.24)	1,938,729	4	0.63	0.63	2.78
12/31/22	22.43	1.07	12.69	13.76	—	—	36.19	61.35	2,893,112	27	0.64	0.64	3.35
12/31/21	14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69
12/31/20	21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74

Class I
06/30/25	39.34	0.60	(0.39)	0.21	—	—	39.55	0.53	21,769	8	0.29	0.34	3.02
12/31/24	37.00	1.15	1.19	2.34	—	—	39.34	6.32	25,393	11	0.29	0.34	2.87
12/31/23	37.33	1.15	(1.48)	(0.33)	—	—	37.00	(0.88)	26,510	4	0.28	0.33	3.13
12/31/22	23.06	1.22	13.05	14.27	—	—	37.33	61.88	32,566	27	0.29	0.34	3.71
12/31/21	14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03
12/31/20	22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93

JNL/Mellon Financial Sector Fund(c)
Class A
06/30/25	24.90	0.13	2.17	2.30	—	—	27.20	9.24	1,573,253	8	0.64	0.64	1.02
12/31/24	19.10	0.25	5.55	5.80	—	—	24.90	30.37	1,508,985	14	0.64	0.64	1.13
12/31/23	16.55	0.24	2.31	2.55	—	—	19.10	15.41	1,260,130	3	0.64	0.64	1.45
12/31/22	19.00	0.22	(2.67)	(2.45)	—	—	16.55	(12.89)	1,352,012	16	0.64	0.64	1.30
12/31/21	14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14
12/31/20	15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02

Class I
06/30/25	25.51	0.18	2.23	2.41	—	—	27.92	9.45	27,775	8	0.29	0.34	1.37
12/31/24	19.50	0.33	5.68	6.01	—	—	25.51	30.82	25,565	14	0.29	0.34	1.48
12/31/23	16.84	0.31	2.35	2.66	—	—	19.50	15.80	20,475	3	0.29	0.34	1.80
12/31/22	19.26	0.28	(2.70)	(2.42)	—	—	16.84	(12.56)	20,436	16	0.29	0.34	1.64
12/31/21	14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46
12/31/20	15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36

(a)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Healthcare Sector Fund(a)
Class A
06/30/25	43.94	0.23	(0.78)	(0.55)	—	—	43.39	(1.25)	2,638,228	2	0.63	0.63	1.06
12/31/24	43.07	0.42	0.45	0.87	—	—	43.94	2.02	2,887,872	3	0.63	0.63	0.91
12/31/23	42.39	0.41	0.27	0.68	—	—	43.07	1.60	3,291,512	4	0.63	0.63	0.99
12/31/22	44.99	0.36	(2.96)	(2.60)	—	—	42.39	(5.78)	3,665,432	3	0.63	0.63	0.87
12/31/21	37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71
12/31/20	31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90

Class I
06/30/25	45.12	0.32	(0.81)	(0.49)	—	—	44.63	(1.09)	32,195	2	0.28	0.33	1.40
12/31/24	44.07	0.60	0.45	1.05	—	—	45.12	2.38	34,544	3	0.28	0.33	1.26
12/31/23	43.23	0.56	0.28	0.84	—	—	44.07	1.94	35,552	4	0.28	0.33	1.34
12/31/22	45.71	0.51	(2.99)	(2.48)	—	—	43.23	(5.43)	36,655	3	0.28	0.33	1.22
12/31/21	37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06
12/31/20	32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25

JNL/Mellon Industrials Sector Fund
Class A
06/30/25	20.68	0.07	1.84	1.91	—	—	22.59	9.24	312,632	17	0.65	0.65	0.71
12/31/24	17.87	0.17	2.64	2.81	—	—	20.68	15.72	275,792	30	0.66	0.66	0.88
12/31/23	14.88	0.17	2.82	2.99	—	—	17.87	20.09	219,737	32	0.66	0.66	1.09
12/31/22	16.30	0.14	(1.56)	(1.42)	—	—	14.88	(8.71)	183,611	24	0.66	0.66	0.97
12/31/21	13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68
12/31/20	11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98

Class I
06/30/25	21.20	0.11	1.89	2.00	—	—	23.20	9.43	8,838	17	0.30	0.35	1.05
12/31/24	18.26	0.25	2.69	2.94	—	—	21.20	16.10	8,531	30	0.31	0.36	1.24
12/31/23	15.15	0.23	2.88	3.11	—	—	18.26	20.53	5,429	32	0.31	0.36	1.44
12/31/22	16.53	0.20	(1.58)	(1.38)	—	—	15.15	(8.35)	5,193	24	0.31	0.36	1.34
12/31/21	13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02
12/31/20	11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32

JNL/Mellon Information Technology Sector Fund(b)
Class A
06/30/25	62.29	0.01	4.28	4.29	—	—	66.58	6.89	7,009,603	10	0.61	0.61	0.03
12/31/24	46.05	0.02	16.22	16.24	—	—	62.29	35.27	7,041,180	19	0.61	0.61	0.03
12/31/23	29.11	0.10	16.84	16.94	—	—	46.05	58.19	5,572,091	8	0.62	0.62	0.25
12/31/22	42.80	0.10	(13.79)	(13.69)	—	—	29.11	(31.99)	3,475,561	9	0.62	0.62	0.31
12/31/21	32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19
12/31/20	22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42

Class I
06/30/25	64.96	0.12	4.48	4.60	—	—	69.56	7.08	126,588	10	0.26	0.31	0.38
12/31/24	47.86	0.22	16.88	17.10	—	—	64.96	35.73	124,880	19	0.26	0.31	0.38
12/31/23	30.14	0.24	17.48	17.72	—	—	47.86	58.79	87,895	8	0.27	0.32	0.60
12/31/22	44.17	0.23	(14.26)	(14.03)	—	—	30.14	(31.76)	53,514	9	0.27	0.32	0.67
12/31/21	33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54
12/31/20	22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75

(a)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Materials Sector Fund
Class A
06/30/25	16.00	0.09	0.80	0.89	—	—	16.89	5.56	145,944	20	0.67	0.67	1.14
12/31/24	16.38	0.16	(0.54)	(0.38)	—	—	16.00	(2.32)	135,311	24	0.67	0.67	0.94
12/31/23	14.34	0.18	1.86	2.04	—	—	16.38	14.23	173,262	33	0.67	0.67	1.19
12/31/22	16.28	0.19	(2.13)	(1.94)	—	—	14.34	(11.92)	187,042	46	0.66	0.66	1.34
12/31/21	12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07
12/31/20	10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47

Class I
06/30/25	16.39	0.12	0.83	0.95	—	—	17.34	5.80	4,177	20	0.32	0.37	1.49
12/31/24	16.73	0.23	(0.57)	(0.34)	—	—	16.39	(2.03)	3,924	24	0.32	0.37	1.30
12/31/23	14.60	0.24	1.89	2.13	—	—	16.73	14.59	4,591	33	0.32	0.37	1.53
12/31/22	16.51	0.24	(2.15)	(1.91)	—	—	14.60	(11.57)	4,829	46	0.31	0.36	1.61
12/31/21	12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41
12/31/20	10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82

JNL/Mellon Nasdaq 100 Index Fund(a)
Class A
06/30/25	75.78	0.06	6.01	6.07	—	—	81.85	8.01	8,552,881	2	0.64	0.64	0.17
12/31/24	60.58	0.15	15.05	15.20	—	—	75.78	25.09	8,200,926	9	0.64	0.64	0.22
12/31/23	39.28	0.19	21.11	21.30	—	—	60.58	54.23	7,130,051	22	0.64	0.64	0.37
12/31/22	58.47	0.12	(19.31)	(19.19)	—	—	39.28	(32.82)	4,276,647	8	0.65	0.65	0.27
12/31/21	46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64	0.64	0.04
12/31/20	31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24

Class I
06/30/25	50.83	0.13	4.04	4.17	—	—	55.00	8.20	168,594	2	0.29	0.34	0.52
12/31/24	40.49	0.26	10.08	10.34	—	—	50.83	25.54	153,782	9	0.29	0.34	0.57
12/31/23	26.17	0.25	14.07	14.32	—	—	40.49	54.72	129,498	22	0.29	0.34	0.72
12/31/22	38.81	0.19	(12.83)	(12.64)	—	—	26.17	(32.57)	77,284	8	0.30	0.35	0.62
12/31/21	30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29	0.34	0.39
12/31/20	20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58

JNL/Mellon Real Estate Sector Fund
Class A
06/30/25	13.94	0.23	0.12	0.35	—	—	14.29	2.51	180,213	7	0.66	0.66	3.34
12/31/24	13.36	0.34	0.24	0.58	—	—	13.94	4.34	192,026	18	0.66	0.66	2.49
12/31/23	12.04	0.34	0.98	1.32	—	—	13.36	10.96	177,753	15	0.67	0.67	2.81
12/31/22	16.29	0.28	(4.53)	(4.25)	—	—	12.04	(26.09)	174,079	32	0.66	0.66	2.05
12/31/21	11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66	0.66	1.41
12/31/20	12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83

Class I
06/30/25	14.24	0.26	0.13	0.39	—	—	14.63	2.74	10,403	7	0.31	0.36	3.67
12/31/24	13.60	0.39	0.25	0.64	—	—	14.24	4.71	11,555	18	0.31	0.36	2.84
12/31/23	12.21	0.39	1.00	1.39	—	—	13.60	11.38	11,728	15	0.32	0.37	3.16
12/31/22	16.46	0.34	(4.59)	(4.25)	—	—	12.21	(25.82)	11,384	32	0.31	0.36	2.45
12/31/21	11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31	0.36	1.81
12/31/20	12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58

(a)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund
Class A
06/30/25	46.46	0.20	2.56	2.76	—	—	49.22	5.94	15,942,709	1	0.52	0.52	0.87
12/31/24	37.35	0.38	8.73	9.11	—	—	46.46	24.39	15,393,471	2	0.52	0.52	0.89
12/31/23	29.72	0.40	7.23	7.63	—	—	37.35	25.67	13,151,310	3	0.52	0.52	1.19
12/31/22	36.48	0.36	(7.12)	(6.76)	—	—	29.72	(18.53)	10,650,597	3	0.52	0.52	1.13
12/31/21	28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52	0.52	0.90
12/31/20	24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53	0.53	1.31

Class I
06/30/25	48.46	0.28	2.67	2.95	—	—	51.41	6.09	10,017	1	0.22	0.22	1.17
12/31/24	38.84	0.53	9.09	9.62	—	—	48.46	24.77	9,588	2	0.22	0.22	1.19
12/31/23	30.81	0.51	7.52	8.03	—	—	38.84	26.06	8,985	3	0.22	0.22	1.49
12/31/22	37.70	0.47	(7.36)	(6.89)	—	—	30.81	(18.28)	7,886	3	0.22	0.22	1.43
12/31/21	29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22	0.22	1.24
12/31/20	24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23	0.23	1.62

JNL/Mellon U.S. Stock Market Index Fund
Class A
06/30/25	24.58	0.09	1.30	1.39	—	—	25.97	5.66	4,843,721	1	0.61	0.61	0.74
12/31/24	19.92	0.17	4.49	4.66	—	—	24.58	23.39	5,061,129	2	0.61	0.61	0.77
12/31/23	15.84	0.18	3.90	4.08	—	—	19.92	25.76	4,934,182	2	0.61	0.61	1.02
12/31/22	19.78	0.17	(4.11)	(3.94)	—	—	15.84	(19.92)	4,521,043	2	0.60	0.60	0.98
12/31/21	15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61	0.61	0.72
12/31/20	13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11	0.56	0.61	1.19

Class I
06/30/25	25.15	0.13	1.33	1.46	—	—	26.61	5.81	73,393	1	0.31	0.31	1.05
12/31/24	20.32	0.25	4.58	4.83	—	—	25.15	23.77	73,247	2	0.31	0.31	1.07
12/31/23	16.11	0.24	3.97	4.21	—	—	20.32	26.13	70,032	2	0.31	0.31	1.33
12/31/22	20.05	0.22	(4.16)	(3.94)	—	—	16.11	(19.65)	59,858	2	0.30	0.30	1.28
12/31/21	15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30	0.31	1.00
12/31/20	13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11	0.26	0.31	1.51

JNL/Mellon Utilities Sector Fund
Class A
06/30/25	21.82	0.26	2.36	2.62	—	—	24.44	12.01	647,973	25	0.65	0.65	2.28
12/31/24	17.36	0.49	3.97	4.46	—	—	21.82	25.69	551,911	31	0.65	0.65	2.47
12/31/23	18.81	0.48	(1.93)	(1.45)	—	—	17.36	(7.71)	390,888	5	0.65	0.65	2.71
12/31/22	18.66	0.44	(0.29)	0.15	—	—	18.81	0.80	650,159	16	0.65	0.65	2.35
12/31/21	15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66	0.66	2.44
12/31/20	16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66	0.66	2.66

Class I
06/30/25	22.34	0.31	2.41	2.72	—	—	25.06	12.18	14,912	25	0.30	0.35	2.61
12/31/24	17.71	0.58	4.05	4.63	—	—	22.34	26.14	13,359	31	0.30	0.35	2.84
12/31/23	19.12	0.55	(1.96)	(1.41)	—	—	17.71	(7.37)	8,497	5	0.30	0.35	3.06
12/31/22	18.89	0.51	(0.28)	0.23	—	—	19.12	1.22	11,735	16	0.30	0.35	2.69
12/31/21	16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31	0.36	2.79
12/31/20	16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31	0.36	2.94

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund(a)
Class A
06/30/25		44.10	0.32	3.84	4.16	—	—	48.26	9.43	851,575	8	0.66	0.66	1.43
12/31/24		37.36	0.49	6.25	6.74	—	—	44.10	18.04	439,625	3	0.65	0.65	1.17
12/31/23		30.29	0.49	6.58	7.07	—	—	37.36	23.34	392,947	3	0.65	0.65	1.46
12/31/22		36.96	0.45	(7.12)	(6.67)	—	—	30.29	(18.05)	345,897	2	0.65	0.65	1.41
12/31/21		31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66	0.66	1.11
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67	0.67	1.34

Class I
06/30/25		44.81	0.40	3.91	4.31	—	—	49.12	9.62	20,659	8	0.31	0.36	1.77
12/31/24		37.82	0.64	6.35	6.99	—	—	44.81	18.48	11,709	3	0.30	0.35	1.52
12/31/23		30.56	0.61	6.65	7.26	—	—	37.82	23.76	10,354	3	0.30	0.35	1.80
12/31/22		37.16	0.56	(7.16)	(6.60)	—	—	30.56	(17.76)	8,408	2	0.30	0.35	1.76
12/31/21		31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31	0.36	1.43
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32	0.37	1.69

JNL/MFS Mid Cap Value Fund
Class A
06/30/25		20.80	0.12	(0.04)	0.08	—	—	20.88	0.38	1,766,137	10	0.95	0.95	1.20
12/31/24		18.26	0.20	2.34	2.54	—	—	20.80	13.91	1,877,044	28	0.95	0.95	0.99
12/31/23		16.26	0.21	1.79	2.00	—	—	18.26	12.30	1,895,682	19	0.95	0.95	1.25
12/31/22		17.87	0.22	(1.83)	(1.61)	—	—	16.26	(9.01)	1,973,870	19	0.95	0.95	1.31
12/31/21		13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95	0.95	0.79
12/31/20		13.18	0.13	0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96	0.96	1.15

Class I
06/30/25		21.32	0.16	(0.04)	0.12	—	—	21.44	0.56	151,756	10	0.65	0.65	1.51
12/31/24		18.67	0.29	2.36	2.65	—	—	21.32	14.19	154,595	28	0.65	0.65	1.37
12/31/23		16.57	0.27	1.83	2.10	—	—	18.67	12.67	48,996	19	0.65	0.65	1.56
12/31/22		18.16	0.27	(1.86)	(1.59)	—	—	16.57	(8.76)	45,649	19	0.65	0.65	1.62
12/31/21		13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65	0.65	1.11
12/31/20		13.32	0.17	0.38	0.55	—	—	13.87	4.13	25,779	32	0.66	0.66	1.44

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
06/30/25		13.54	0.15	0.05	0.20	—	—	13.74	1.48	9,967	27	0.72	0.72	2.28
12/31/24		11.18	0.21	2.15	2.36	—	—	13.54	21.11	9,694	77	0.72	0.72	1.65
12/31/23		7.91	0.21	3.06	3.27	—	—	11.18	41.34	9,134	58	0.72	0.72	2.32
12/31/22		12.07	0.18	(4.34)	(4.16)	—	—	7.91	(34.47)	3,548	67	0.71	0.71	2.06
12/31/21	(b)	10.00	0.06	2.01	2.07	—	—	12.07	20.70	4,200	56	0.72	0.72	0.80

Class I
06/30/25		13.69	0.17	0.06	0.23	—	—	13.92	1.68	6,956	27	0.42	0.42	2.57
12/31/24		11.28	0.25	2.16	2.41	—	—	13.69	21.37	6,843	77	0.42	0.42	1.98
12/31/23		7.95	0.24	3.09	3.33	—	—	11.28	41.89	5,635	58	0.42	0.42	2.64
12/31/22		12.10	0.22	(4.37)	(4.15)	—	—	7.95	(34.30)	3,972	67	0.41	0.41	2.42
12/31/21	(b)	10.00	0.14	1.96	2.10	—	—	12.10	21.00	6,046	56	0.42	0.42	1.82

(a)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar SMID Moat Focus Index Fund
Class A
06/30/25		10.76	0.06	0.03	0.09	—	—	10.85	0.84	10,271	51	0.76	0.76	1.22
12/31/24	(a)	10.00	0.12	0.64	0.76	—	—	10.76	7.60	1,785	82	0.76	0.76	1.61

Class I
06/30/25		10.78	0.07	0.04	0.11	—	—	10.89	1.02	122,749	51	0.46	0.46	1.27
12/31/24	(a)	10.00	0.11	0.67	0.78	—	—	10.78	7.80	124,819	82	0.46	0.46	1.56

JNL/Morningstar U.S. Sustainability Index Fund
Class A
06/30/25		26.34	0.10	2.16	2.26	—	—	28.60	8.58	425,660	11	0.71	0.71	0.80
12/31/24		21.87	0.19	4.28	4.47	—	—	26.34	20.44	454,087	23	0.71	0.71	0.75
12/31/23		17.37	0.18	4.32	4.50	—	—	21.87	25.91	301,052	28	0.71	0.71	0.94
12/31/22		21.71	0.15	(4.49)	(4.34)	—	—	17.37	(19.99)	218,915	68	0.73	0.73	0.84
12/31/21		16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76	0.76	0.61
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93

Class I
06/30/25		26.94	0.15	2.21	2.36	—	—	29.30	8.76	18,789	11	0.36	0.41	1.15
12/31/24		22.30	0.28	4.36	4.64	—	—	26.94	20.81	17,103	23	0.36	0.41	1.10
12/31/23		17.64	0.26	4.40	4.66	—	—	22.30	26.42	14,363	28	0.36	0.41	1.29
12/31/22		21.97	0.22	(4.55)	(4.33)	—	—	17.64	(19.71)	9,841	68	0.38	0.43	1.21
12/31/21		16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41	0.46	0.97
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21

JNL/Morningstar Wide Moat Index Fund
Class A
06/30/25		12.70	0.07	0.06	0.13	—	—	12.83	1.02	647,940	26	0.76	0.76	1.11
12/31/24		12.49	0.14	1.23	1.37	(0.11)	(1.05)	12.70	10.51	766,853	76	0.75	0.75	1.09
12/31/23		9.96	0.11	2.99	3.10	(0.08)	(0.49)	12.49	31.48	881,798	71	0.76	0.76	0.93
12/31/22		14.70	0.11	(2.09)	(1.98)	(0.17)	(2.59)	9.96	(13.80)	380,653	71	0.76	0.76	0.87
12/31/21		13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61	0.76	0.76	0.96
12/31/20		12.42	0.18	1.56	1.74	(0.15)	(0.83)	13.18	14.17	244,640	72	0.77	0.77	1.45

Class I
06/30/25		12.91	0.09	0.06	0.15	—	—	13.06	1.16	357,893	26	0.46	0.46	1.38
12/31/24		12.66	0.19	1.25	1.44	(0.14)	(1.05)	12.91	10.95	541,184	76	0.45	0.45	1.39
12/31/23		10.08	0.14	3.03	3.17	(0.10)	(0.49)	12.66	31.78	510,357	71	0.46	0.46	1.16
12/31/22		14.83	0.15	(2.11)	(1.96)	(0.20)	(2.59)	10.08	(13.52)	408,289	71	0.46	0.46	1.15
12/31/21		13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61	0.46	0.46	1.24
12/31/20		12.47	0.21	1.58	1.79	(0.17)	(0.83)	13.26	14.47	634,550	72	0.47	0.47	1.74

(a)	The Fund commenced operations on April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Neuberger Berman Commodity Strategy Fund
Class A
06/30/25		16.78	0.34	0.75	1.09	—	—	17.87	6.50	39,741	42		0.90	0.90	3.82
12/31/24		15.79	0.77	0.22	0.99	—	—	16.78	6.27	38,102	103		0.91	0.91	4.69
12/31/23		16.75	0.74	(1.70)	(0.96)	—	—	15.79	(5.73)	41,146	33		0.91	0.91	4.59
12/31/22		13.78	0.20	2.77	2.97	—	—	16.75	21.55	65,072	19		0.91	0.91	1.19
12/31/21		10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36		0.90	0.90	(0.86)
12/31/20		11.02	0.00	(0.40)	(0.40)	—	—	10.62	(3.63)	12,822	106		0.92	0.92	(0.05)

Class I
06/30/25		17.06	0.38	0.77	1.15	—	—	18.21	6.74	1	42		0.44	0.44	4.27
12/31/24		15.99	0.86	0.21	1.07	—	—	17.06	6.69	1	103		0.61	0.61	5.29
12/31/23		16.92	0.78	(1.71)	(0.93)	—	—	15.99	(5.50)	79,418	33		0.61	0.61	4.77
12/31/22		13.87	0.36	2.69	3.05	—	—	16.92	21.99	317,695	19		0.61	0.61	2.16
12/31/21		10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36		0.60	0.60	(0.46)
12/31/20		11.05	0.12	(0.52)	(0.40)	—	—	10.65	(3.62)	—	106		0.62	0.62	1.22

JNL/Neuberger Berman Gold Plus Strategy Fund
Class A
06/30/25		13.11	0.25	2.96	3.21	—	—	16.32	24.49	78,851	29		1.20	1.20	3.27
12/31/24		10.50	0.50	2.11	2.61	—	—	13.11	24.86	52,864	140		1.20	1.20	4.11
12/31/23		9.29	0.38	0.83	1.21	—	—	10.50	13.02	30,926	62		1.20	1.20	3.85
12/31/22	(a)	10.00	0.08	(0.79)	(0.71)	—	—	9.29	(7.10)	16,599	5		1.19	1.19	1.25

Class I
06/30/25		13.22	0.27	3.00	3.27	—	—	16.49	24.74	2	29		0.91	0.91	3.55
12/31/24		10.56	0.53	2.13	2.66	—	—	13.22	25.19	1	140		0.91	0.91	4.42
12/31/23		9.32	0.42	0.82	1.24	—	—	10.56	13.30	1	62		0.83	0.83	4.20
12/31/22	(a)	10.00	0.10	(0.78)	(0.68)	—	—	9.32	(6.80)	1	5		0.79	0.79	1.52

JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/25		12.79	0.32	0.33	0.65	—	—	13.44	5.08	977,524	51	(b)	0.95	0.95	4.94
12/31/24		12.12	0.61	0.06	0.67	—	—	12.79	5.53	630,923	67	(b)	0.94	0.94	4.94
12/31/23		11.04	0.54	0.54	1.08	—	—	12.12	9.78	618,751	68	(b)	0.94	0.94	4.76
12/31/22		12.38	0.39	(1.73)	(1.34)	—	—	11.04	(10.82)	562,041	55	(b)	0.94	0.94	3.42
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(b)	0.93	0.93	2.53
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(b)	0.94	0.94	2.76

Class I
06/30/25		13.10	0.35	0.33	0.68	—	—	13.78	5.19	76,735	51	(b)	0.65	0.65	5.25
12/31/24		12.37	0.67	0.06	0.73	—	—	13.10	5.90	74,219	67	(b)	0.64	0.64	5.24
12/31/23		11.23	0.59	0.55	1.14	—	—	12.37	10.15	79,998	68	(b)	0.64	0.64	5.06
12/31/22		12.56	0.43	(1.76)	(1.33)	—	—	11.23	(10.59)	83,256	55	(b)	0.64	0.64	3.69
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(b)	0.63	0.63	2.84
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(b)	0.64	0.64	3.07

(a)	The Fund commenced operations on April 25, 2022.
(b)

Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was as follows: June 30, 2025: 134%; December 31, 2024: 199%; December 31, 2023: 289%; December 31, 2022: 309%; December 31, 2021: 305%; December 31, 2020: 385%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Newton Equity Income Fund
Class A
06/30/25	33.52	0.24	2.47	2.71	—	—	36.23	8.08	2,599,377	35		0.86		0.86		1.40
12/31/24	28.64	0.49	4.39	4.88	—	—	33.52	17.04	2,160,071	70		0.86		0.87		1.53
12/31/23	25.95	0.40	2.29	2.69	—	—	28.64	10.37	1,738,567	84		0.88		0.88		1.50
12/31/22	25.00	0.37	0.58	0.95	—	—	25.95	3.80	1,715,044	76		0.90		0.90		1.48
12/31/21	18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96		0.91		0.91		1.21
12/31/20	18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80		0.90		0.90		1.64

Class I
06/30/25	34.22	0.30	2.52	2.82	—	—	37.04	8.24	735,148	35		0.56		0.56		1.73
12/31/24	29.14	0.60	4.48	5.08	—	—	34.22	17.43	557,930	70		0.56		0.57		1.84
12/31/23	26.33	0.49	2.32	2.81	—	—	29.14	10.67	162,330	84		0.58		0.58		1.80
12/31/22	25.29	0.53	0.51	1.04	—	—	26.33	4.11	157,541	76		0.60		0.60		2.08
12/31/21	18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96		0.61		0.61		1.53
12/31/20	18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80		0.60		0.60		1.98

JNL/PIMCO Income Fund
Class A
06/30/25	11.74	0.30	0.40	0.70	—	—	12.44	5.96	1,118,790	11	(a)	1.05	(b)	1.05	(b)	5.05
12/31/24	11.22	0.61	(0.09)	0.52	—	—	11.74	4.63	1,040,912	25	(a)	1.15	(b)	1.15	(b)	5.27
12/31/23	10.34	0.53	0.35	0.88	—	—	11.22	8.51	904,665	532		1.04	(b)	1.04	(b)	4.95
12/31/22	11.25	0.38	(1.29)	(0.91)	—	—	10.34	(8.09)	733,830	407		0.94	(b)	0.94	(b)	3.66
12/31/21	11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464		0.93		0.93		2.48
12/31/20	10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524		0.94	(b)	0.94	(b)	2.57

Class I
06/30/25	11.99	0.33	0.41	0.74	—	—	12.73	6.17	471,400	11	(a)	0.75	(b)	0.75	(b)	5.35
12/31/24	11.42	0.65	(0.08)	0.57	—	—	11.99	4.99	472,927	25	(a)	0.85	(b)	0.85	(b)	5.56
12/31/23	10.50	0.57	0.35	0.92	—	—	11.42	8.76	599,169	532		0.74	(b)	0.74	(b)	5.25
12/31/22	11.39	0.42	(1.31)	(0.89)	—	—	10.50	(7.81)	512,658	407		0.64	(b)	0.64	(b)	3.95
12/31/21	11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464		0.63		0.63		2.77
12/31/20	10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524		0.64	(b)	0.64	(b)	2.87

JNL/PIMCO Investment Grade Credit Bond Fund
Class A
06/30/25	12.31	0.26	0.32	0.58	—	—	12.89	4.71	475,159	15	(c)	0.97	(d)	0.97	(d)	4.26
12/31/24	11.98	0.47	(0.14)	0.33	—	—	12.31	2.75	478,081	45	(c)	1.16	(d)	1.16	(d)	3.86
12/31/23	11.12	0.41	0.45	0.86	—	—	11.98	7.73	485,483	126		0.84	(d)	0.84	(d)	3.60
12/31/22	13.33	0.36	(2.57)	(2.21)	—	—	11.12	(16.58)	452,278	74		0.81	(d)	0.81	(d)	3.08
12/31/21	13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105		0.73	(d)	0.73	(d)	2.61
12/31/20	12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167		0.74	(d)	0.74	(d)	2.30

Class I
06/30/25	12.52	0.29	0.33	0.62	—	—	13.14	4.95	373,156	15	(c)	0.67	(d)	0.67	(d)	4.56
12/31/24	12.15	0.51	(0.14)	0.37	—	—	12.52	3.05	390,923	45	(c)	0.86	(d)	0.86	(d)	4.17
12/31/23	11.25	0.45	0.45	0.90	—	—	12.15	8.00	398,825	126		0.54	(d)	0.54	(d)	3.89
12/31/22	13.43	0.40	(2.58)	(2.18)	—	—	11.25	(16.23)	479,106	74		0.51	(d)	0.51	(d)	3.37
12/31/21	13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105		0.43	(d)	0.43	(d)	2.91
12/31/20	12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167		0.44	(d)	0.44	(d)	2.58

(a)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Income Fund was as follows: June 30, 2025: 321%; December 31, 2024: 642%;
(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: June 30, 2025: 0.93%, 0.93% December 31, 2024: 0.94%, 0.94% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.94%, 0.94% December 31, 2020: 0.94%, 0.94% Class I: June 30, 2025: 0.63%, 0.63% December 31, 2024: 0.64%, 0.64% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.64%, 0.64% December 31, 2020: 0.64%, 0.64%

(c)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Investment Grade Credit Bond Fund was as follows: June 30, 2025: 118%; December 31, 2024: 212%;
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: June 30, 2025: 0.75%, 0.75% December 31, 2024: 0.75%, 0.75% December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.74%, 0.74% December 31, 2021: 0.73%, 0.73% December 31, 2020: 0.74%, 0.74% Class I: June 30, 2025: 0.45%, 0.45% December 31, 2024: 0.45%, 0.45% December 31, 2023: 0.46%, 0.46% December 31, 2022: 0.44%, 0.44% December 31, 2021: 0.43%, 0.43% December 31, 2020: 0.44%, 0.44%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Real Return Fund
Class A
06/30/25		11.51	0.22	0.37	0.59	—	—	12.10	5.13		950,142	33	(a)	1.58	(b)	1.58	(b)	3.81
12/31/24		11.28	0.38	(0.15)	0.23	—	—	11.51	2.04		921,609	13	(a)	1.34	(b)	1.34	(b)	3.33
12/31/23		10.85	0.41	0.02	0.43	—	—	11.28	3.96		1,043,415	141		1.06	(b)	1.06	(b)	3.69
12/31/22		12.30	0.65	(2.10)	(1.45)	—	—	10.85	(11.79)		1,172,015	39		0.95	(b)	0.95	(b)	5.68
12/31/21		11.67	0.37	0.26	0.63	—	—	12.30	5.40		1,449,465	49		0.81	(b)	0.81	(b)	3.09
12/31/20		10.47	0.08	1.12	1.20	—	—	11.67	11.46		1,238,237	179		0.95	(b)	0.95	(b)	0.75

Class I
06/30/25		11.85	0.25	0.37	0.62	—	—	12.47	5.23		162,013	33	(a)	1.28	(b)	1.28	(b)	4.10
12/31/24		11.57	0.43	(0.15)	0.28	—	—	11.85	2.42		160,147	13	(a)	1.04	(b)	1.04	(b)	3.68
12/31/23		11.10	0.45	0.02	0.47	—	—	11.57	4.23		360,623	141		0.76	(b)	0.76	(b)	4.00
12/31/22		12.55	0.70	(2.15)	(1.45)	—	—	11.10	(11.55)		364,464	39		0.65	(b)	0.65	(b)	5.99
12/31/21		11.86	0.43	0.26	0.69	—	—	12.55	5.82		467,665	49		0.51	(b)	0.51	(b)	3.56
12/31/20		10.61	0.12	1.13	1.25	—	—	11.86	11.78		347,527	179		0.65	(b)	0.65	(b)	1.05

JNL/PPM America High Yield Bond Fund
Class A
06/30/25		16.61	0.61	0.08	0.69	—	—	17.30	4.15		1,156,465	31		0.74		0.74		7.28
12/31/24		15.39	1.16	0.06	1.22	—	—	16.61	7.93		1,202,046	79		0.74		0.74		7.25
12/31/23		13.64	0.98	0.77	1.75	—	—	15.39	12.83		1,203,837	58		0.75		0.75		6.84
12/31/22		15.45	0.80	(2.61)	(1.81)	—	—	13.64	(11.72)		1,155,672	49		0.74		0.74		5.65
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75		1,537,895	62		0.74		0.74		4.95
12/31/20		13.90	0.70	0.01	0.71	—	—	14.61	5.11	(c)	1,412,152	77		0.74		0.74		5.18

Class I
06/30/25		19.82	0.76	0.10	0.86	—	—	20.68	4.34		218,321	31		0.44		0.44		7.58
12/31/24		18.31	1.44	0.07	1.51	—	—	19.82	8.25		227,742	79		0.44		0.44		7.54
12/31/23		16.18	1.21	0.92	2.13	—	—	18.31	13.16		206,168	58		0.45		0.45		7.12
12/31/22		18.27	0.99	(3.08)	(2.09)	—	—	16.18	(11.44)		231,880	49		0.44		0.44		5.89
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10		411,167	62		0.44		0.44		5.26
12/31/20		16.33	0.87	0.02	0.89	—	—	17.22	5.45	(c)	491,339	77		0.44		0.44		5.48

JNL/PPM America Investment Grade Credit Fund
Class A
06/30/25		10.41	0.23	0.19	0.42	—	—	10.83	4.03		7,312	38		0.83		0.83		4.45
12/31/24	(d)	10.00	0.31	0.10	0.41	—	—	10.41	4.10		995	47		0.83		0.83		4.39

Class I
06/30/25		10.44	0.25	0.18	0.43	—	—	10.87	4.12		274,227	38		0.53		0.53		4.76
12/31/24	(d)	10.00	0.34	0.10	0.44	—	—	10.44	4.40		294,596	47		0.53		0.53		4.76

(a)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was as follows: June 30, 2025: 121%; December 31, 2024: 206%;
(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: June 30, 2025: 0.79%, 0.79% December 31, 2024: 0.79%, 0.79% December 31, 2023: 0.79%, 0.79% December 31, 2022: 0.79%, 0.79% December 31, 2021: 0.79%, 0.79% December 31, 2020: 0.79%, 0.79% Class I: June 30, 2025: 0.49%, 0.49% December 31, 2024: 0.49%, 0.49% December 31, 2023: 0.49%, 0.49% December 31, 2022: 0.49%, 0.49% December 31, 2021: 0.49%, 0.49% December 31, 2020: 0.49%, 0.49%

(c)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

(d)	The Fund commenced operations on April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Total Return Fund
Class A
06/30/25	12.89	0.28	0.23	0.51	—	—	13.40	3.96	561,786	50		0.79	0.79	4.30
12/31/24	12.63	0.53	(0.27)	0.26	—	—	12.89	2.06	579,058	88	(a)	0.79	0.79	4.16
12/31/23	11.84	0.43	0.36	0.79	—	—	12.63	6.67	588,245	93	(a)	0.79	0.79	3.59
12/31/22	13.78	0.28	(2.22)	(1.94)	—	—	11.84	(14.08)	544,995	75	(a)	0.78	0.78	2.28
12/31/21	13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)	784,767	105	(a)	0.78	0.78	1.55
12/31/20	12.69	0.26	0.99	1.25	—	—	13.94	9.85	821,727	80	(a)	0.78	0.78	1.90

Class I
06/30/25	13.09	0.30	0.24	0.54	—	—	13.63	4.13	876,845	50		0.49	0.49	4.60
12/31/24	12.79	0.58	(0.28)	0.30	—	—	13.09	2.35	925,440	88	(a)	0.49	0.49	4.46
12/31/23	11.96	0.48	0.35	0.83	—	—	12.79	6.94	1,081,782	93	(a)	0.49	0.49	3.92
12/31/22	13.87	0.32	(2.23)	(1.91)	—	—	11.96	(13.77)	768,233	75	(a)	0.48	0.48	2.58
12/31/21	13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)	1,177,823	105	(a)	0.48	0.48	1.85
12/31/20	12.69	0.30	1.00	1.30	—	—	13.99	10.24	1,176,797	80	(a)	0.48	0.48	2.22

JNL/RAFI Fundamental U.S. Small Cap Fund
Class A
06/30/25	9.71	0.05	(0.19)	(0.14)	—	—	9.57	(1.44)	372,609	12		0.67	0.67	1.18
12/31/24	8.77	0.08	0.86	0.94	—	—	9.71	10.72	401,718	20		0.67	0.67	0.92
12/31/23	7.48	0.09	1.20	1.29	—	—	8.77	17.25	422,736	21		0.67	0.67	1.12
12/31/22	8.70	0.09	(1.31)	(1.22)	—	—	7.48	(14.02)	404,209	21		0.67	0.67	1.10
12/31/21	6.68	0.06	1.96	2.02	—	—	8.70	30.24	534,346	40		0.67	0.67	0.75
12/31/20	6.15	0.06	0.47	0.53	—	—	6.68	8.62	411,422	26		0.67	0.67	1.10

Class I
06/30/25	9.63	0.07	(0.19)	(0.12)	—	—	9.51	(1.25)	5,858	12		0.32	0.37	1.53
12/31/24	8.67	0.12	0.84	0.96	—	—	9.63	11.07	6,304	20		0.32	0.37	1.27
12/31/23	7.37	0.11	1.19	1.30	—	—	8.67	17.64	5,389	21		0.32	0.37	1.47
12/31/22	8.54	0.11	(1.28)	(1.17)	—	—	7.37	(13.70)	5,188	21		0.32	0.37	1.45
12/31/21	6.53	0.09	1.92	2.01	—	—	8.54	30.78	7,080	40		0.32	0.37	1.11
12/31/20	5.99	0.08	0.46	0.54	—	—	6.53	9.02	2,690	26		0.32	0.37	1.50

JNL/RAFI Multi-Factor U.S. Equity Fund
Class A
06/30/25	24.25	0.17	1.77	1.94	—	—	26.19	8.00	2,110,437	21		0.67	0.67	1.42
12/31/24	20.44	0.29	3.52	3.81	—	—	24.25	18.64	2,115,129	37		0.67	0.67	1.28
12/31/23	18.24	0.32	1.88	2.20	—	—	20.44	12.06	2,118,805	33		0.67	0.67	1.72
12/31/22	19.83	0.30	(1.89)	(1.59)	—	—	18.24	(8.02)	2,174,350	33		0.67	0.67	1.63
12/31/21	15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36		0.67	0.67	1.18
12/31/20	14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40		0.67	0.67	1.60

Class I
06/30/25	24.68	0.22	1.78	2.00	—	—	26.68	8.10	27,746	21		0.37	0.37	1.72
12/31/24	20.73	0.37	3.58	3.95	—	—	24.68	19.05	26,445	37		0.37	0.37	1.58
12/31/23	18.44	0.38	1.91	2.29	—	—	20.73	12.42	22,517	33		0.37	0.37	2.02
12/31/22	19.99	0.36	(1.91)	(1.55)	—	—	18.44	(7.75)	21,945	33		0.37	0.37	1.94
12/31/21	15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36		0.37	0.37	1.49
12/31/20	14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40		0.37	0.37	1.90

(a)

Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was as follows: December 31, 2024: 95%; December 31, 2023: 122%; December 31, 2022: 97%; December 31, 2021: 146%; December 31, 2020: 118%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Balanced Fund
Class A
06/30/25		18.53	0.20	1.21	1.41	—	—	19.94	7.61	558,770	29	0.96	0.96	2.12
12/31/24		16.61	0.32	1.60	1.92	—	—	18.53	11.56	520,453	58	0.96	0.97	1.78
12/31/23		14.15	0.28	2.18	2.46	—	—	16.61	17.39	514,090	64	0.98	0.99	1.80
12/31/22		17.18	0.22	(3.25)	(3.03)	—	—	14.15	(17.64)	442,413	151	1.00	1.00	1.45
12/31/21		15.24	0.14	1.80	1.94	—	—	17.18	12.73	566,873	156	1.00	1.00	0.87
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98	501,928	126	1.01	1.01	1.13

Class I
06/30/25		18.92	0.23	1.25	1.48	—	—	20.40	7.82	6,882	29	0.66	0.66	2.40
12/31/24		16.91	0.38	1.63	2.01	—	—	18.92	11.89	6,887	58	0.66	0.67	2.06
12/31/23		14.36	0.33	2.22	2.55	—	—	16.91	17.76	4,188	64	0.68	0.69	2.11
12/31/22		17.39	0.26	(3.29)	(3.03)	—	—	14.36	(17.42)	3,278	151	0.70	0.70	1.76
12/31/21		15.38	0.19	1.82	2.01	—	—	17.39	13.07	2,398	156	0.70	0.70	1.15
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26	668	126	0.71	0.71	1.26

JNL/T. Rowe Price Capital Appreciation Equity Fund
Class A
06/30/25		9.91	0.00	0.58	0.58	—	—	10.49	5.85	220,154	34	1.00	1.00	0.08
12/31/24	(a)	10.00	0.01	(0.10)	(0.09)	—	—	9.91	(0.90)	72,368	11	1.00	1.00	0.32

Class I
06/30/25		9.92	0.02	0.57	0.59	—	—	10.51	5.95	637,990	34	0.70	0.70	0.36
12/31/24	(a)	10.00	0.01	(0.09)	(0.08)	—	—	9.92	(0.80)	455,905	11	0.70	0.70	0.45

JNL/T. Rowe Price Capital Appreciation Fund
Class A
06/30/25		27.93	0.24	1.43	1.67	—	—	29.60	5.98	14,105,396	57	0.95	0.95	1.74
12/31/24		24.87	0.54	2.52	3.06	—	—	27.93	12.30	13,779,730	84	0.95	0.95	2.02
12/31/23		21.00	0.49	3.38	3.87	—	—	24.87	18.43	12,688,769	69	0.95	0.96	2.14
12/31/22		23.85	0.25	(3.10)	(2.85)	—	—	21.00	(11.95)	10,288,548	85	0.96	0.96	1.18
12/31/21		20.23	0.13	3.49	3.62	—	—	23.85	17.89	11,340,946	51	0.96	0.96	0.56
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48	8,392,371	86	0.97	0.97	0.83

Class I
06/30/25		28.50	0.29	1.47	1.76	—	—	30.26	6.18	440,023	57	0.65	0.65	2.02
12/31/24		25.30	0.63	2.57	3.20	—	—	28.50	12.65	549,969	84	0.65	0.65	2.33
12/31/23		21.30	0.57	3.43	4.00	—	—	25.30	18.78	665,335	69	0.65	0.66	2.44
12/31/22		24.11	0.32	(3.13)	(2.81)	—	—	21.30	(11.65)	595,286	85	0.66	0.66	1.47
12/31/21		20.40	0.19	3.52	3.71	—	—	24.11	18.19	682,938	51	0.66	0.66	0.87
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85	623,162	86	0.67	0.67	1.13

(a)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Growth Stock Fund
Class A
06/30/25	91.99	(0.17)	5.30	5.13	—	—	97.12	5.58		8,636,704	16	0.83	0.83	(0.39)
12/31/24	70.79	(0.31)	21.51	21.20	—	—	91.99	29.95		8,953,590	34	0.83	0.83	(0.37)
12/31/23	47.82	(0.18)	23.15	22.97	—	—	70.79	48.03		8,171,284	32	0.83	0.83	(0.30)
12/31/22	78.17	(0.23)	(30.12)	(30.35)	—	—	47.82	(38.83)		5,962,625	28	0.83	0.83	(0.40)
12/31/21	68.31	(0.37)	10.23	9.86	—	—	78.17	14.43		10,597,738	29	0.83	0.83	(0.49)
12/31/20	49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(a)	9,439,629	35	0.83	0.83	(0.35)

Class I
06/30/25	96.90	(0.04)	5.60	5.56	—	—	102.46	5.74		1,250,780	16	0.53	0.53	(0.08)
12/31/24	74.35	(0.06)	22.61	22.55	—	—	96.90	30.33		1,256,024	34	0.53	0.53	(0.07)
12/31/23	50.08	0.00	24.27	24.27	—	—	74.35	48.46		1,310,492	32	0.53	0.53	0.01
12/31/22	81.61	(0.07)	(31.46)	(31.53)	—	—	50.08	(38.63)		1,259,656	28	0.53	0.53	(0.11)
12/31/21	71.10	(0.15)	10.66	10.51	—	—	81.61	14.78		2,717,304	29	0.53	0.53	(0.19)
12/31/20	51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(a)	2,908,301	35	0.53	0.53	(0.04)

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/25	79.86	(0.10)	0.77	0.67	—	—	80.53	0.84		4,628,557	17	0.98	0.98	(0.26)
12/31/24	73.15	(0.19)	6.90	6.71	—	—	79.86	9.17		4,922,240	22	0.97	0.97	(0.24)
12/31/23	60.98	(0.09)	12.26	12.17	—	—	73.15	19.96		5,154,807	22	0.98	0.98	(0.13)
12/31/22	78.25	(0.20)	(17.07)	(17.27)	—	—	60.98	(22.07)		4,655,799	22	0.97	0.98	(0.31)
12/31/21	69.30	(0.37)	9.32	8.95	—	—	78.25	12.91		6,664,276	19	0.98	0.98	(0.49)
12/31/20	56.09	(0.18)	13.39	13.21	—	—	69.30	23.55		6,403,871	23	0.99	0.99	(0.32)

Class I
06/30/25	85.34	0.02	0.82	0.84	—	—	86.18	0.98		210,603	17	0.68	0.68	0.04
12/31/24	77.93	0.05	7.36	7.41	—	—	85.34	9.51		216,464	22	0.67	0.67	0.06
12/31/23	64.77	0.12	13.04	13.16	—	—	77.93	20.32		261,383	22	0.68	0.68	0.17
12/31/22	82.86	(0.01)	(18.08)	(18.09)	—	—	64.77	(21.83)		235,328	22	0.67	0.68	(0.01)
12/31/21	73.17	(0.15)	9.84	9.69	—	—	82.86	13.24		329,433	19	0.68	0.68	(0.19)
12/31/20	59.04	0.00	14.13	14.13	—	—	73.17	23.93		284,182	23	0.69	0.69	0.00

JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/25	11.02	0.22	0.10	0.32	—	—	11.34	2.90		1,067,794	49	0.71	0.71	3.99
12/31/24	10.53	0.42	0.07	0.49	—	—	11.02	4.65		1,077,914	109	0.72	0.72	3.94
12/31/23	10.04	0.32	0.17	0.49	—	—	10.53	4.88		1,162,682	70	0.71	0.71	3.15
12/31/22	10.53	0.17	(0.66)	(0.49)	—	—	10.04	(4.65)		1,292,391	94	0.71	0.71	1.72
12/31/21	10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)		1,369,640	77	0.71	0.71	1.00
12/31/20	10.17	0.17	0.23	0.40	—	—	10.57	3.93		1,489,869	61	0.71	0.71	1.68

Class I
06/30/25	11.34	0.24	0.11	0.35	—	—	11.69	3.09		32,130	49	0.41	0.41	4.28
12/31/24	10.79	0.47	0.08	0.55	—	—	11.34	5.10		38,688	109	0.42	0.42	4.24
12/31/23	10.27	0.34	0.18	0.52	—	—	10.79	5.06		35,545	70	0.41	0.41	3.30
12/31/22	10.73	0.22	(0.68)	(0.46)	—	—	10.27	(4.29)		468,649	94	0.41	0.41	2.16
12/31/21	10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)		300,785	77	0.41	0.41	1.30
12/31/20	10.30	0.21	0.23	0.44	—	—	10.74	4.27		291,484	61	0.41	0.41	1.97

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Growth Stock Fund: 37.05% and 37.46%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price U.S. High Yield Fund
Class A
06/30/25		12.50	0.44	0.05	0.49	—	—	12.99	3.92	197,820	37	0.92	0.92	7.08
12/31/24		11.57	0.85	0.08	0.93	—	—	12.50	8.04	194,362	125	0.93	0.93	7.06
12/31/23		10.18	0.80	0.59	1.39	—	—	11.57	13.65	189,014	54	0.93	0.93	7.40
12/31/22		11.95	0.67	(2.44)	(1.77)	—	—	10.18	(14.81)	141,134	51	0.94	0.96	6.31
12/31/21		11.40	0.60	(0.05)	0.55	—	—	11.95	4.82	163,555	95	0.97	0.97	5.15
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98	0.98	5.18

Class I
06/30/25		12.61	0.47	0.05	0.52	—	—	13.13	4.12	247,676	37	0.62	0.62	7.38
12/31/24		11.64	0.89	0.08	0.97	—	—	12.61	8.33	272,237	125	0.63	0.63	7.34
12/31/23		10.21	0.83	0.60	1.43	—	—	11.64	14.01	211,304	54	0.63	0.64	7.69
12/31/22		11.95	0.71	(2.45)	(1.74)	—	—	10.21	(14.56)	381,917	51	0.64	0.66	6.56
12/31/21		11.37	0.64	(0.06)	0.58	—	—	11.95	5.10	549,450	95	0.67	0.67	5.45
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68	0.68	5.64

JNL/T. Rowe Price Value Fund
Class A
06/30/25		28.17	0.15	1.62	1.77	—	—	29.94	6.28	3,069,651	32	0.87	0.87	1.04
12/31/24		24.53	0.27	3.37	3.64	—	—	28.17	14.84	3,045,873	58	0.87	0.87	0.97
12/31/23		21.92	0.29	2.32	2.61	—	—	24.53	11.91	2,985,641	60	0.87	0.87	1.28
12/31/22		24.77	0.25	(3.10)	(2.85)	—	—	21.92	(11.51)	3,003,508	190	0.86	0.86	1.11
12/31/21		19.12	0.13	5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86	0.86	0.56
12/31/20		17.34	0.19	1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87	0.87	1.20

Class I
06/30/25		30.04	0.21	1.72	1.93	—	—	31.97	6.42	1,435,310	32	0.57	0.57	1.34
12/31/24		26.08	0.37	3.59	3.96	—	—	30.04	15.18	1,428,457	58	0.57	0.57	1.27
12/31/23		23.23	0.38	2.47	2.85	—	—	26.08	12.27	1,536,298	60	0.57	0.57	1.58
12/31/22		26.18	0.33	(3.28)	(2.95)	—	—	23.23	(11.27)	1,469,019	190	0.56	0.56	1.37
12/31/21		20.15	0.20	5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56	0.56	0.86
12/31/20		18.22	0.25	1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57	0.57	1.50

JNL/WCM China Quality Growth Fund
Class A
06/30/25		8.47	0.04	1.26	1.30	—	—	9.77	15.35	9,436	70	1.31	1.31	0.92
12/31/24		8.54	0.12	(0.19)	(0.07)	—	—	8.47	(0.82)	5,629	94	1.35	1.35	1.52
12/31/23		10.41	0.05	(1.92)	(1.87)	—	—	8.54	(17.96)	5,242	90	1.35	1.35	0.56
12/31/22	(a)	10.00	0.02	0.39	0.41	—	—	10.41	4.10	5,735	28	1.32	1.32	0.32

Class I
06/30/25		8.53	0.04	1.29	1.33	—	—	9.86	15.59	1	70	1.04	1.04	0.94
12/31/24		8.58	0.14	(0.19)	(0.05)	—	—	8.53	(0.58)	1	94	0.95	0.95	1.78
12/31/23		10.42	0.09	(1.93)	(1.84)	—	—	8.58	(17.66)	1	90	1.04	1.04	0.92
12/31/22	(a)	10.00	0.04	0.38	0.42	—	—	10.42	4.20	1	28	1.05	1.05	0.53

(a)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WCM Focused International Equity Fund
Class A
06/30/25	14.42	0.02	3.75	3.77	—	—	18.19	26.14	1,122,965	16	1.10		1.11		0.31
12/31/24	13.77	0.01	0.99	1.00	—	(0.35)	14.42	7.10	732,771	38	1.11		1.12		0.04
12/31/23	13.77	0.00	2.16	2.16	—	(2.16)	13.77	16.46	688,564	32	1.12		1.12		0.00
12/31/22	23.45	(0.04)	(6.60)	(6.64)	—	(3.04)	13.77	(28.69)	536,968	28	1.12		1.12		(0.21)
12/31/21	21.69	(0.12)	3.80	3.68	—	(1.92)	23.45	17.08	659,219	22	1.11		1.11		(0.52)
12/31/20	16.79	(0.05)	5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32	1.12		1.12		(0.30)

Class I
06/30/25	14.68	0.05	3.82	3.87	—	—	18.55	26.36	1,077,012	16	0.80		0.81		0.57
12/31/24	14.01	0.05	1.01	1.06	(0.04)	(0.35)	14.68	7.36	1,031,774	38	0.81		0.82		0.34
12/31/23	13.93	0.05	2.19	2.24	—	(2.16)	14.01	16.85	841,113	32	0.82		0.82		0.31
12/31/22	23.61	0.02	(6.66)	(6.64)	—	(3.04)	13.93	(28.50)	801,996	28	0.82		0.82		0.10
12/31/21	21.76	(0.05)	3.82	3.77	—	(1.92)	23.61	17.44	1,770,361	22	0.81		0.81		(0.21)
12/31/20	16.81	0.00	5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32	0.82		0.82		0.03

JNL/Westchester Capital Event Driven Fund
Class A
06/30/25	13.12	0.15	0.35	0.50	—	—	13.62	3.81	45,412	126	1.48	(a)	1.48	(a)	2.25
12/31/24	12.52	0.32	0.28	0.60	—	—	13.12	4.79	48,331	250	1.66	(a)	1.66	(a)	2.49
12/31/23	11.76	0.17	0.59	0.76	—	—	12.52	6.46	58,792	297	1.84	(a)	1.84	(a)	1.45
12/31/22	12.16	0.13	(0.53)	(0.40)	—	—	11.76	(3.29)	61,635	213	1.57	(a)	1.57	(a)	1.09
12/31/21	11.81	(0.02)	0.37	0.35	—	—	12.16	2.96	55,020	315	1.64	(a)	1.64	(a)	(0.19)
12/31/20	11.11	0.37	0.33	0.70	—	—	11.81	6.30	40,814	426	1.64	(a)	1.64	(a)	3.44

Class I
06/30/25	13.26	0.17	0.36	0.53	—	—	13.79	4.00	1,562	126	1.18	(a)	1.18	(a)	2.53
12/31/24	12.62	0.32	0.32	0.64	—	—	13.26	5.07	1,641	250	1.48	(a)	1.48	(a)	2.53
12/31/23	11.82	0.21	0.59	0.80	—	—	12.62	6.77	21,067	297	1.54	(a)	1.54	(a)	1.74
12/31/22	12.19	0.16	(0.53)	(0.37)	—	—	11.82	(3.04)	70,025	213	1.27	(a)	1.27	(a)	1.34
12/31/21	11.80	0.01	0.38	0.39	—	—	12.19	3.31	75,117	315	1.34	(a)	1.34	(a)	0.10
12/31/20	11.07	0.24	0.49	0.73	—	—	11.80	6.59	75,532	426	1.29	(a)	1.29	(a)	2.32

JNL/William Blair International Leaders Fund
Class A
06/30/25	10.89	0.07	1.72	1.79	—	—	12.68	16.44	549,653	44	0.97		0.97		1.25
12/31/24	11.03	0.06	(0.16)	(0.10)	(0.04)	—	10.89	(0.95)	514,060	73	0.97		0.97		0.48
12/31/23	9.77	0.05	1.21	1.26	—	—	11.03	12.90	619,343	44	0.97		0.97		0.51
12/31/22	15.69	0.07	(3.95)	(3.88)	(0.22)	(1.82)	9.77	(25.10)	612,250	144	0.97		0.97		0.53
12/31/21	15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20	893,543	38	0.98		0.98		0.53
12/31/20	13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58

Class I
06/30/25	11.75	0.10	1.84	1.94	—	—	13.69	16.51	463,183	44	0.67		0.67		1.55
12/31/24	11.90	0.10	(0.17)	(0.07)	(0.08)	—	11.75	(0.65)	461,674	73	0.67		0.67		0.77
12/31/23	10.52	0.09	1.30	1.39	(0.01)	—	11.90	13.26	205,086	44	0.67		0.67		0.80
12/31/22	16.70	0.11	(4.20)	(4.09)	(0.27)	(1.82)	10.52	(24.82)	194,427	144	0.67		0.67		0.82
12/31/21	16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48	269,901	38	0.68		0.68		0.81
12/31/20	14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: June 30, 2025: 1.45%, 1.45% December 31, 2024: 1.46%, 1.46% December 31, 2023: 1.46%, 1.46% December 31, 2022: 1.46%, 1.46% December 31, 2021: 1.46%, 1.46% December 31, 2020: 1.46%, 1.46% Class I: June 30, 2025: 1.15%, 1.15% December 31, 2024: 1.16%, 1.16% December 31, 2023: 1.16%, 1.16% December 31, 2022: 1.16%, 1.16% December 31, 2021: 1.16%, 1.16% December 31, 2020: 1.16%, 1.16%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Balanced Fund
Class A
06/30/25	38.06	0.33	2.07	2.40	—	—	40.46	6.31	9,072,077	50	(a)	0.71	0.71	1.76
12/31/24	33.20	0.63	4.23	4.86	—	—	38.06	14.64	9,086,876	99		0.71	0.71	1.75
12/31/23	29.36	0.58	3.26	3.84	—	—	33.20	13.08	8,893,103	96		0.71	0.71	1.88
12/31/22	34.12	0.38	(5.14)	(4.76)	—	—	29.36	(13.95)	8,491,226	144		0.71	0.71	1.27
12/31/21	28.75	0.30	5.07	5.37	—	—	34.12	18.68	10,525,994	69	(a)	0.71	0.71	0.94
12/31/20	26.54	0.40	1.81	2.21	—	—	28.75	8.33	9,149,544	81	(a)	0.72	0.72	1.53

Class I
06/30/25	40.03	0.41	2.18	2.59	—	—	42.62	6.47	84,521	50	(a)	0.41	0.41	2.06
12/31/24	34.82	0.77	4.44	5.21	—	—	40.03	14.96	83,475	99		0.41	0.41	2.05
12/31/23	30.70	0.70	3.42	4.12	—	—	34.82	13.42	80,652	96		0.41	0.41	2.18
12/31/22	35.57	0.50	(5.37)	(4.87)	—	—	30.70	(13.69)	71,144	144		0.41	0.41	1.57
12/31/21	29.88	0.40	5.29	5.69	—	—	35.57	19.04	81,138	69	(a)	0.41	0.41	1.22
12/31/20	27.50	0.48	1.90	2.38	—	—	29.88	8.65	52,145	81	(a)	0.42	0.42	1.79

JNL/WMC Equity Income Fund(b)
Class A
06/30/25	19.20	0.19	1.17	1.36	—	—	20.56	7.08	698,381	31		0.89	0.89	1.92
12/31/24	17.06	0.37	1.77	2.14	—	—	19.20	12.54	693,121	46		0.89	0.89	2.01
12/31/23	16.00	0.36	0.70	1.06	—	—	17.06	6.63	720,550	47		0.88	0.88	2.24
12/31/22	15.92	0.33	(0.25)	0.08	—	—	16.00	0.50	825,844	40		0.89	0.89	2.14
12/31/21	12.67	0.44	2.81	3.25	—	—	15.92	25.65	660,717	50		0.80	0.90	3.01
12/31/20	12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40		0.59	0.93	1.88

Class I
06/30/25	19.64	0.22	1.20	1.42	—	—	21.06	7.23	242,789	31		0.59	0.59	2.16
12/31/24	17.41	0.43	1.80	2.23	—	—	19.64	12.81	340,715	46		0.59	0.59	2.32
12/31/23	16.27	0.41	0.73	1.14	—	—	17.41	7.01	475,258	47		0.58	0.58	2.54
12/31/22	16.14	0.40	(0.27)	0.13	—	—	16.27	0.81	450,875	40		0.59	0.59	2.55
12/31/21	12.81	0.48	2.85	3.33	—	—	16.14	26.00	20,846	50		0.50	0.60	3.25
12/31/20	12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40		0.29	0.63	2.28

JNL/WMC Global Real Estate Fund
Class A
06/30/25	10.14	0.15	0.34	0.49	—	—	10.63	4.83	560,815	58		1.03	1.03	3.00
12/31/24	9.60	0.17	0.37	0.54	—	—	10.14	5.63	593,211	80		1.03	1.03	1.76
12/31/23	8.77	0.20	0.63	0.83	—	—	9.60	9.46	667,767	127		1.03	1.03	2.20
12/31/22	12.11	0.18	(3.52)	(3.34)	—	—	8.77	(27.58)	670,073	103		1.03	1.03	1.77
12/31/21	9.56	0.11	2.44	2.55	—	—	12.11	26.67	1,019,522	147		1.04	1.04	0.97
12/31/20	10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150		1.05	1.05	1.82

Class I
06/30/25	10.49	0.18	0.35	0.53	—	—	11.02	5.05	4,804	58		0.73	0.73	3.34
12/31/24	9.91	0.21	0.37	0.58	—	—	10.49	5.85	4,691	80		0.73	0.73	2.06
12/31/23	9.02	0.23	0.66	0.89	—	—	9.91	9.87	4,956	127		0.73	0.73	2.51
12/31/22	12.42	0.22	(3.62)	(3.40)	—	—	9.02	(27.38)	4,425	103		0.73	0.73	2.13
12/31/21	9.77	0.14	2.51	2.65	—	—	12.42	27.12	5,383	147		0.74	0.74	1.28
12/31/20	11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150		0.75	0.75	1.26

(a)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was as follows: June 30, 2025: 62%; December 31, 2021: 137%; December 31, 2020: 108%
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%; December 31, 2020: 0.89%, 1.23%, 1.58%. JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%; December 31, 2020: 0.59%, 0.93%, 1.98%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Value Fund
Class A
06/30/25	35.25	0.29	1.47	1.76	—	—	37.01	4.99	707,853	22	0.79	0.79	1.65
12/31/24	31.79	0.53	2.93	3.46	—	—	35.25	10.88	729,049	31	0.79	0.79	1.56
12/31/23	29.11	0.52	2.16	2.68	—	—	31.79	9.21	752,412	27	0.78	0.78	1.75
12/31/22	30.59	0.44	(1.92)	(1.48)	—	—	29.11	(4.84)	837,010	36	0.78	0.78	1.50
12/31/21	24.09	0.37	6.13	6.50	—	—	30.59	26.98	874,473	29	0.78	0.78	1.32
12/31/20	23.73	0.38	(0.02)	0.36	—	—	24.09	1.52	742,657	47	0.78	0.78	1.77

Class I
06/30/25	36.97	0.36	1.54	1.90	—	—	38.87	5.14	334,588	22	0.49	0.49	1.95
12/31/24	33.24	0.65	3.08	3.73	—	—	36.97	11.22	334,451	31	0.49	0.49	1.85
12/31/23	30.34	0.63	2.27	2.90	—	—	33.24	9.56	647,008	27	0.48	0.48	2.06
12/31/22	31.79	0.54	(1.99)	(1.45)	—	—	30.34	(4.56)	621,313	36	0.48	0.48	1.78
12/31/21	24.96	0.47	6.36	6.83	—	—	31.79	27.36	804,602	29	0.48	0.48	1.63
12/31/20	24.51	0.45	0.00	0.45	—	—	24.96	1.84	794,557	47	0.48	0.48	2.05

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at June 30, 2025 consisted of one hundred and thirty-one (131) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund and JNL/JPMorgan Managed Moderate Growth Fund. These Funds are collectively known as "JNL/JPMorgan Funds of Funds".

JNAM (Adviser to each Fund) J.P. Morgan Investment Management Inc. (Sub-Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund and JNL Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL ETF Allocation Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund. These Funds are collectively known as "JNL/Mellon Index Funds”. JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL/Vanguard ETF Allocation Funds".

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.DoubleLine Capital LPFirst Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLCLazard Asset Management LLCLoomis, Sayles & Company, L.P.Westchester Capital Management, LLC

JNL Multi-Manager Emerging Markets Equity Fund	GQG Partners LLC Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC
JNL Multi-Manager Floating Rate Income Fund	FIAM LLC PPM America, Inc.*
JNL Multi-Manager International Small Cap Fund	Baillie Gifford Overseas Limited Causeway Capital Management LLCWCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC Kayne Anderson Rudnick Investment Management, LLC Nuance Investments, LLC River Road Asset Management, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund

BAMCO, Inc.

Driehaus Capital Management LLC

Granahan Investment Management, LLCKayne Anderson Rudnick Investment Management, LLC

Segall Bryant & Hamill, LLCVictory Capital Management Inc.

WCM Investment Management, LLC

JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLPCooke & Bieler, L.P. Reinhart Partners, LLC River Road Asset Management, LLC WCM Investment Management, LLC
JNL Multi-Manager U.S. Select Equity Fund	GQG Partners LLCWCM Investment Management, LLC
JNL/AB Sustainable Global Thematic Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock International Limited (Sub-Sub-Adviser) BlackRock (Singapore) Limited (Sub-Sub-Adviser)
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/Cohen & Steers U.S. Realty Fund	Cohen & Steers Capital Management, Inc.
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Dreyfus Government Money Market Fund	Mellon Investments Corporation
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P.
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.

JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund

J.P. Morgan Investment Management Inc.
JNL/Lazard International Quality Growth Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Newton Equity Income Fund	Newton Investment Management North America, LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Balanced Fund	T. Rowe Price Associates, Inc. T. Rowe Price Australia Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser) T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Growth Stock Fund and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser)
JNL/WCM China Quality Growth Fund and JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/William Blair International Leaders Fund	William Blair Investment Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. The American Funds Insurance Series® Master Funds are series of an open-end investment company organized as a Massachusetts business trust. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2025, the JNL/American Funds

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 12.4%, JNL/American Funds Bond Fund of America Fund 4.3%, JNL/American Funds Capital Income Builder Fund 33.3%, JNL/American Funds Capital World Bond Fund 22.0%, JNL/American Funds Global Growth Fund 12.4%, JNL/American Funds Global Small Capitalization Fund 19.1%, JNL/American Funds Growth Fund 14.9%, JNL/American Funds Growth-Income Fund 28.2%, JNL/American Funds International Fund 19.2%, JNL/American Funds New World Fund 37.8%, JNL/American Funds Washington Mutual Investors Fund 35.6%, JNL/Mellon Bond Index Fund 98.3%, JNL/Mellon Emerging Markets Index Fund 99.7%, JNL/Mellon International Index Fund 99.6%, JNL/Mellon S&P 400 MidCap Index Fund 99.7% and JNL/Mellon Small Cap Index Fund 99.6%. All Feeder Funds’ financial statements should be read in conjunction with their respective Master Fund’s financial statements. The Master Funds’ Schedules of Investments, financial statements and accounting policies are outlined in each Master Fund’s financial statements. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds’ financial statements are included here in this report as series of the Trust. For the JNL/American Funds Feeder Funds, the American Funds Insurance Series Master Funds’ financial statements are available on the SEC’s website at www.sec.gov or at www.jackson.com/fund-literature.html.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/GQG Emerging Markets Equity Fund, JNL/JPMorgan Nasdaq Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Growth Stock Fund and JNL/WCM China Quality Growth Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ primarily due to 12b-1 fees attributable to Class A shares. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective June 5, 2025, River Road Asset Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund.

The following mergers were effective after close of business on April 25, 2025:

Acquired Fund	Acquiring Fund
JNL/Baillie Gifford International Growth Fund JNL/Harris Oakmark Global Equity Fund JNL/Western Asset Global Multi-Sector Bond Fund	JNL/Mellon International Index Fund JNL/Mellon World Index Fund JNL/Neuberger Berman Strategic Income Fund

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ financial statements, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s financial statements, which are available on the SEC's website at www.sec.gov.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. All securities in the JNL/Dreyfus Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds (as discussed in Note 11) are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/Dreyfus Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Following Russia's invasion of Ukraine on February 24, 2022, economic sanctions and other restrictive measures have limited the ability of the Funds to receive and record dividend, interest and maturity payments from certain Russian securities or to repatriate Russian currency.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class and any other expenses are allocated to the classes on a pro rata basis using the daily net assets of each class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to require a statement of cash flows.

Recent Accounting Pronouncements. In December 2023, FASB released Accounting Standards Update (“ASU”) 2023-09, titled "Improvements to Income Tax Disclosures" under Topic 740. This update aims to enhance the transparency and consistency of income tax disclosures by requiring disclosure of specific categories in the rate reconciliation and by providing disaggregated information on income taxes paid by jurisdiction, both domestically and internationally. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is evaluating the amendments and any impact they will have on the Funds’ financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below and are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2025:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

JNL/PIMCO Income Fund

Senior Floating Rate Instruments	23,287	—	15,455	—	5	8,552	(272)	16,519	402
Common Stocks	11,384	—	—	—	—	—	—	10,988	(396)
Credit Default Swap Agreements	—	—	—	—	—	—	—	7	7
Warrants	933	—	—	—	—	—	(650)	427	144
Corporate Bonds And Notes	1,650	—	1,650	—	—	—	—	—	—
	37,254	—	17,105	—	5	8,552	(922)	27,941	157

JNL/Westchester Capital Event Driven Fund

Other Equity Interests	1,179	—	—	—	—	—	(168)	1,091	80
Rights	78	—	—	—	—	—	—	78	—
Warrants	1	—	—	—	—	—	—	1	—
Total Return Swap Agreements	32							31	(1)
	1,290	—	—	—	—	—	(168)	1,201	79

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held June 30, 2025.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	8,128	Recent Transaction	NA‡	93.50 - 100.27 (99.85)
Senior Floating Rate Instruments	4,623	Market Approach	Broker Quote	38.00 - 101.00 (95.51)
Senior Floating Rate Instruments	3,768	Par Value	Par Value	100.00 (N/A)
	16,519
Common Stocks	4,580	Merger Terms	Merger Indicated Value	$3.9B (N/A)
Common Stocks	4,274	Hybrid Model (Deal Terms, Comparable Model)	Merger Indicated Value	$3.9B - $4.3B ($4.1B)
Common Stocks	2,134	Comparable Model	EBITDA Multiple	3.90 - 5.90 (4.90)
	10,988
Credit Default Swap Agreements	7	Market Approach	Broker Quote	0.20 - 0.25 (0.21)
Warrants	424	Comparable Model	EBITDA Multiple	3.90 - 5.90 (4.90)
Warrants	3	Black Scholes Model	Volatility	25% - 40% (33%)
	427
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,091	Market Approach	Broker Quote	1.30 (N/A)
Rights	78	Market Approach	Broker Quote	0.30 - 0.75 (0.73)
Warrants	1	Market Approach	Current Trade Price	0.00 - 0.21 (0.21)
Total Return Swap Agreements	31	Market Approach	Broker Quote	0.75-1.60 (0.76)

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at June 30, 2025. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(20,149)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,255)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/Dreyfus Government Money Market Fund, JNL Multi-Manager Floating Rate Income Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund – Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. Government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. Government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of a Fund’s net assets, shall be collateralized by equity and U.S. Government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments – unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any shortfall in collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at June 30, 2025 was as follows:

	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL Growth ETF Allocation Fund	16,387	6,083	10,804	16,887
JNL Moderate ETF Allocation Fund	10,220	1,585	8,812	10,397
JNL Moderate Growth ETF Allocation Fund	27,524	3,491	24,579	28,070
JNL/Vanguard Growth ETF Allocation Fund	212,288	212,157	3,270	215,427
JNL/Vanguard Moderate ETF Allocation Fund	27,897	17,839	10,635	28,474
JNL/Vanguard Moderate Growth ETF Allocation Fund	39,231	33,216	9,602	42,818
JNL Bond Index Fund	2,106	250	1,896	2,146
JNL Emerging Markets Index Fund	7,236	3,636	4,227	7,863
JNL International Index Fund	72,227	61,347	15,771	77,118
JNL Mid Cap Index Fund	50,268	48,181	4,556	52,737
JNL Small Cap Index Fund	100,360	70,267	33,179	103,446
JNL Multi-Manager Alternative Fund	2,743	2,818	96	2,914
JNL Multi-Manager Emerging Markets Equity Fund	20,536	13,117	8,396	21,513
JNL Multi-Manager International Small Cap Fund	23,554	24,314	—	24,314
JNL Multi-Manager Mid Cap Fund	3,989	234	3,880	4,114
JNL Multi-Manager Small Cap Growth Fund	88,073	56,300	34,922	91,222
JNL Multi-Manager Small Cap Value Fund	34,553	16,400	18,940	35,340
JNL S&P 500 Index Fund	451	170	292	462
JNL/AQR Large Cap Defensive Style Fund	2,460	525	1,962	2,487
JNL/BlackRock Global Allocation Fund	68,657	12,302	57,663	69,965
JNL/BlackRock Global Natural Resources Fund	57,331	—	58,640	58,640
JNL/ClearBridge Large Cap Growth Fund	10,369	10,355	161	10,516
JNL/DFA International Core Equity Fund	27,721	26,829	2,294	29,123
JNL/DFA U.S. Core Equity Fund	3,203	2,061	1,230	3,291

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL/DFA U.S. Small Cap Fund	12,311	8,543	4,033	12,576
JNL/DoubleLine Core Fixed Income Fund	5,750	514	5,346	5,860
JNL/DoubleLine Emerging Markets Fixed Income Fund	1,779	—	1,832	1,832
JNL/Fidelity Institutional Asset Management Total Bond Fund	11,478	490	11,262	11,752
JNL/First Sentier Global Infrastructure Fund	26,947	12,776	15,363	28,139
JNL/Franklin Templeton Income Fund	14,968	—	21,833	21,833
JNL/Goldman Sachs 4 Fund	43	—	44	44
JNL/GQG Emerging Markets Equity Fund	3,178	3,453	—	3,453
JNL/Invesco Diversified Dividend Fund	4,457	4,531	—	4,531
JNL/Invesco Global Growth Fund	2,885	—	3,009	3,009
JNL/Invesco Small Cap Growth Fund	47,675	46,498	1,434	47,932
JNL/JPMorgan Global Allocation Fund	19,494	6,235	13,703	19,938
JNL/JPMorgan MidCap Growth Fund	17,150	4	18,573	18,577
JNL/Loomis Sayles Global Growth Fund	14,907	15,153	—	15,153
JNL/Lord Abbett Short Duration Income Fund	3,532	—	3,602	3,602
JNL/Mellon Communication Services Sector Fund	803	305	508	813
JNL/Mellon Consumer Discretionary Sector Fund	9,320	7,865	1,651	9,516
JNL/Mellon Consumer Staples Sector Fund	4,583	2,910	1,934	4,844
JNL/Mellon Energy Sector Fund	1,339	8	1,371	1,379
JNL/Mellon Financial Sector Fund	2,454	1,617	867	2,484
JNL/Mellon Healthcare Sector Fund	8,567	5,644	3,381	9,025
JNL/Mellon Industrials Sector Fund	1,244	797	455	1,252
JNL/Mellon Information Technology Sector Fund	49,401	43,033	15,527	58,560
JNL/Mellon Nasdaq 100 Index Fund	6,712	7,013	—	7,013
JNL/Mellon Real Estate Sector Fund	3,053	1,950	1,186	3,136
JNL/Mellon S&P 500 Index Fund	846,418	17,151	845,688	862,839
JNL/Mellon U.S. Stock Market Index Fund	12,870	5,578	7,662	13,240
JNL/Mellon Utilities Sector Fund	568	575	—	575
JNL/Mellon World Index Fund	9,909	10,114	278	10,392
JNL/Morningstar PitchBook Listed Private Equity Index Fund	72	76	—	76
JNL/Morningstar U.S. Sustainability Index Fund	188	—	194	194
JNL/Neuberger Berman Strategic Income Fund	12,632	107	12,752	12,859
JNL/Newton Equity Income Fund	860	—	880	880
JNL/PIMCO Income Fund	1,669	—	1,721	1,721
JNL/PIMCO Investment Grade Credit Bond Fund	4,170	—	4,254	4,254
JNL/PPM America High Yield Bond Fund	65,233	6,892	59,475	66,367
JNL/PPM America Investment Grade Credit Fund	1,017	—	1,033	1,033
JNL/PPM America Total Return Fund	1,046	—	1,062	1,062
JNL/RAFI Fundamental U.S. Small Cap Fund	3,604	2,236	1,441	3,677
JNL/RAFI Multi-Factor U.S. Equity Fund	4,707	2,822	1,976	4,798
JNL/T. Rowe Price Balanced Fund	6,900	5,524	1,632	7,156
JNL/T. Rowe Price Capital Appreciation Fund	22,549	—	23,448	23,448
JNL/T. Rowe Price Mid-Cap Growth Fund	12,901	4,811	8,061	12,872
JNL/T. Rowe Price U.S. High Yield Fund	41,936	12,751	29,917	42,668
JNL/T. Rowe Price Value Fund	37,042	37,659	—	37,659
JNL/WCM Focused International Equity Fund	47,530	48,128	—	48,128
JNL/William Blair International Leaders Fund	13,480	13,717	—	13,717
JNL/WMC Balanced Fund	4,637	—	4,721	4,721
JNL/WMC Global Real Estate Fund	11,325	10,882	1,147	12,029
JNL/WMC Value Fund	3,441	232	3,288	3,520

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks ("FHLBanks"), are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Although many types of U.S. Government securities may be purchased by the Funds, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation, the FHLBanks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2025, were as follows:

Fund	Weighted Average Interest Rate (%)	Days Outstanding	Average Daily Balance ($)
JNL Multi-Manager Alternative Fund	4.75%	127	10,822
JNL/PIMCO Income Fund	4.50%	144	17,362
JNL/PIMCO Real Return Fund	0.20%	77	22,528

There were no reverse repurchase agreements and collateral pledged at June 30, 2025.

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale, and any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing and any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

The average daily balance (in thousands), the weighted average interest rate, and the amount of deferred income (in thousands) for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2025, were as follows:

Fund	Avgerage Daily Balance ($)	Weighted Average Interest Rate (%)	Days Outstanding	Deferred Income ($)
JNL/PIMCO Income Fund	42,783	2.95%	129	—
JNL/PIMCO Investment Grade Credit Bond Fund	59,068	3.21%	147	—
JNL/PIMCO Real Return Fund	249,644	3.50%	181	215

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of June 30, 2025:

	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
Treasury, United States Department of	BCL	4.48	7/2/2025	463,990
Treasury, United States Department of	BCL	4.33	7/7/2025	7,865
Treasury, United States Department of	BCL	4.45	7/16/2025	170,553
Treasury, United States Department of	BCL	4.45	7/17/2025	509
Treasury, United States Department of	BCL	4.45	7/22/2025	13,668
Treasury, United States Department of	GSC	4.48	7/1/2025	922
Treasury, United States Department of	GSC	4.45	7/2/2025	12,576
Treasury, United States Department of	GSC	4.45	7/7/2025	2,330
Treasury, United States Department of	GSC	4.45	7/28/2025	30,215
				702,628

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the 1940 Act or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments – unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. DERIVATIVE FINANCIAL INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability. All types of options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

All types of swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2025. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2025. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2025.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL Emerging Markets Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	28	—	—	28
Total derivative instruments assets	—	—	28	—	—	28
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	3	—	—	3
Total derivative instruments liabilities	—	—	3	—	—	3
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(11)	—	(11)
Futures/futures options contracts	—	—	800	—	—	800
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	550	—	—	550

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	28
	28
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	3
	3

JNL Emerging Markets Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	9,269	606

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL International Index Fund Derivatives Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	710	—	710
[8] Variation margin on futures/futures options contracts	—	—	54	—	—	54
Total derivative instruments assets	—	—	54	710	—	764
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	145	—	145
[8] Variation margin on futures/futures options contracts	—	—	60	—	—	60
Total derivative instruments liabilities	—	—	60	145	—	205
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,519	—	1,519
Futures/futures options contracts	—	—	2,040	—	—	2,040
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	933	—	933
Futures/futures options contracts	—	—	503	—	—	503

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BMO	106	—	—	106
HSB	565	—	—	565
RBC	39	(39)	—	—
Derivatives eligible for offset	710	(39)	—	671
Derivatives not eligible for offset	54
	764
Derivative Liabilities by Counterparty*
CIT	15	—	—	15
RBC	130	(39)	—	91
Derivatives eligible for offset	145	(39)	—	106
Derivatives not eligible for offset	60
	205

JNL International Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	30,221	70,330

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to reduce foreign currency exposure on investment securities denominated in foreign currencies, to create foreign currency exposure in U.S. dollar cash balances and to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	—	—	29	—	—	29
Forward foreign currency contracts	—	—	—	22	—	22
[8] Variation margin on futures/futures options contracts	—	—	—	—	73	73
OTC swap agreements	—	—	1,543	—	—	1,543
Total derivative instruments assets	—	—	1,572	22	73	1,667
Derivative instruments liabilities:
Written options, at value	—	—	61	—	—	61
Forward foreign currency contracts	—	—	—	256	—	256
[8] Variation margin on futures/futures options contracts	—	—	—	—	36	36
OTC swap agreements	—	—	1,352	—	—	1,352
Total derivative instruments liabilities	—	—	1,413	256	36	1,705
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(300)	—	(300)
Swap agreements	—	—	6,552	—	—	6,552
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(20)	—	—	(20)
Written options	—	—	1	—	—	1
Forward foreign currency contracts	—	—	—	(488)	—	(488)
Futures/futures options contracts	—	—	—	—	346	346
Swap agreements	—	—	(5,007)	—	—	(5,007)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BOA	17	(2)	—	15
GSC	722	(722)	—	—
JPM	823	(242)	—	581
MSC	3	(3)	—	—
Derivatives eligible for offset	1,565	(969)	—	596
Derivatives not eligible for offset	102
	1,667
Derivative Liabilities by Counterparty*
BOA	2	(2)	—	—
GSC	1,088	(722)	(366)	—
JPM	242	(242)	—	—
MSC	212	(3)	(209)	—
SSB	64	—	—	64
Derivatives eligible for offset	1,608	(969)	(575)	64
Derivatives not eligible for offset	97
	1,705

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	342	24,494	16,033	52,687	11,406

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	1,108	10	7,836	266	2,215	11,435
Forward foreign currency contracts	—	—	—	8,056	—	8,056
[8] Variation margin on futures/futures options contracts	—	—	1,515	—	1,433	2,948
[8] Variation margin on swap agreements	—	87	—	—	1,918	2,005
OTC swap agreements	—	332	767	—	58	1,157
OTC swap premiums paid	—	449	—	—	—	449
Total derivative instruments assets	1,108	878	10,118	8,322	5,624	26,050
Derivative instruments liabilities:
Written options, at value	764	1	4,208	356	2,800	8,129
Forward foreign currency contracts	—	—	—	5,187	—	5,187
[8] Variation margin on futures/futures options contracts	—	—	751	—	1,913	2,664
[8] Variation margin on swap agreements	—	6	—	—	857	863
OTC swap agreements	—	355	4,227	—	1,907	6,489
OTC swap premiums received	—	233	—	—	—	233
Total derivative instruments liabilities	764	595	9,186	5,543	7,477	23,565
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	12,750	—	12,750
Futures/futures options contracts	—	—	11,539	—	(7,087)	4,452
Swap agreements	—	232	(5,383)	—	(120)	(5,271)
Net change in unrealized appreciation (depreciation) on:
Purchased options	149	(20)	6,044	(158)	690	6,705
Written options	664	(1)	(376)	(125)	1,273	1,435
Forward foreign currency contracts	—	—	—	12,204	—	12,204
Futures/futures options contracts	—	—	(2,324)	—	(5,662)	(7,986)
Swap agreements	—	157	(4,285)	—	19,247	15,119

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	573	(500)	(70)	3
BNP	1,116	(1,093)	—	23
BOA	1,560	(1,560)	—	—
CBA	157	—	—	157
CIB	266	(7)	—	259
CIT	271	(271)	—	—
DUB	60	(60)	—	—
GSC	636	(636)	—	—
HSB	60	(60)	—	—
JPM	1,169	(1,169)	—	—
MSC	2,409	(1,672)	(737)	—
RBC	2,199	(21)	(10)	2,168
RBS	2,334	(246)	—	2,088
SGS	87	(9)	—	78
TDB	144	(28)	—	116
UBS	83	(83)	—	—
Derivatives eligible for offset	13,124	(7,415)	(817)	4,892
Derivatives not eligible for offset	12,926
	26,050
Derivative Liabilities by Counterparty*
BCL	500	(500)	—	—
BNP	1,093	(1,093)	—	—
BOA	5,236	(1,560)	(3,676)	—
CIB	7	(7)	—	—
CIT	651	(271)	(380)	—
DUB	1,506	(60)	(376)	1,070
GSC	983	(636)	(347)	—
HSB	391	(60)	—	331
JPM	1,921	(1,169)	(752)	—
MSC	1,672	(1,672)	—	—
NSI	10	—	(10)	—
RBC	21	(21)	—	—
RBS	246	(246)	—	—
SGS	9	(9)	—	—
TDB	28	(28)	—	—
UBS	766	(83)	(683)	—
Derivatives eligible for offset	15,040	(7,415)	(6,224)	1,401
Derivatives not eligible for offset	8,525
	23,565

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	16,525	1,428,045	985,839	2,110,857	52,185	40,989	113,282

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/DoubleLine Core Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/DoubleLine Core Fixed Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	11	—	11
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,010	1,010
Total derivative instruments assets	—	—	—	11	1,010	1,021
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	667	667
Total derivative instruments liabilities	—	—	—	—	667	667
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(46)	—	(46)
Futures/futures options contracts	—	—	—	—	1,702	1,702
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	56	—	56
Futures/futures options contracts	—	—	—	—	4,104	4,104

JNL/DoubleLine Core Fixed Income Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

GSC	11	—	—	11
Derivatives eligible for offset	11	—	—	11
Derivatives not eligible for offset	1,010
	1,021
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	667
	667

JNL/DoubleLine Core Fixed Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	1,810,450	858

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy and to obtain exposure to or hedge changes in interest rates, inflation and in interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	—	—	—	—	665	665
[8] Variation margin on futures/futures options contracts	—	—	—	—	202	202
OTC swap agreements	—	97	—	—	—	97
OTC swap premiums paid	—	436	—	—	—	436
Total derivative instruments assets	—	533	—	—	867	1,400
Derivative instruments liabilities:
Written options, at value	—	—	—	—	97	97
[8] Variation margin on swap agreements	—	—	—	—	76	76
OTC swap agreements	—	156	—	—	—	156
OTC swap premiums received	—	164	—	—	—	164
Total derivative instruments liabilities	—	320	—	—	173	493
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(297)	(297)
Swap agreements	—	(207)	—	—	399	192
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	260	260
Written options	—	—	—	—	35	35
Futures/futures options contracts	—	—	—	—	2,451	2,451
Swap agreements	—	189	—	—	(909)	(720)

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BOA	284	(97)	—	187
CIT	215	(53)	—	162
GSC	24	(24)	—	—
JPM	5	(5)	—	—
MSC	234	(18)	—	216
Derivatives eligible for offset	762	(197)	—	565
Derivatives not eligible for offset	638
	1,400
Derivative Liabilities by Counterparty*
BOA	97	(97)	—	—
CIT	53	(53)	—	—
GSC	64	(24)	—	40
JPM	21	(5)	—	16
MSC	18	(18)	—	—
Derivatives eligible for offset	253	(197)	—	56
Derivatives not eligible for offset	240
	493

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	1,057	130,120	52,322	12,263

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	441	—	441
[8] Variation margin on futures/futures options contracts	—	—	630	56	292	978
Total derivative instruments assets	—	—	630	497	292	1,419
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	372	—	372
[8] Variation margin on futures/futures options contracts	—	—	—	—	169	169
Total derivative instruments liabilities	—	—	—	372	169	541
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,821	—	1,821
Futures/futures options contracts	—	—	(3,515)	1,479	(4,447)	(6,483)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	561	—	561
Futures/futures options contracts	—	—	9,867	532	3,487	13,886

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BCL	23	(3)	—	20
BNP	53	(53)	—	—
CIT	102	(41)	—	61
GSC	43	(43)	—	—
HSB	39	(39)	—	—
MSC	181	(22)	—	159
Derivatives eligible for offset	441	(201)	—	240
Derivatives not eligible for offset	978
	1,419
Derivative Liabilities by Counterparty*
BCL	3	(3)	—	—
BNP	130	(53)	—	77
CIT	41	(41)	—	—
GSC	110	(43)	—	67
HSB	66	(39)	—	27
MSC	22	(22)	—	—
Derivatives eligible for offset	372	(201)	—	171
Derivatives not eligible for offset	169
	541

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	457,939	97,599

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	—	—	12,175	—	—	12,175
[8] Variation margin on futures/futures options contracts	—	—	332	—	—	332
Total derivative instruments assets	—	—	12,507	—	—	12,507
Derivative instruments liabilities:
Written options, at value	—	—	12,315	—	—	12,315
Total derivative instruments liabilities	—	—	12,315	—	—	12,315
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Futures/futures options contracts	—	—	(340)	—	—	(340)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	228	—	—	228
Written options	—	—	(650)	—	—	(650)
Futures/futures options contracts	—	—	421	—	—	421

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	12,507
	12,507
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	12,315
	12,315

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	25,051	10,919

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/JPMorgan Nasdaq Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Nasdaq Hedged Equity Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	—	—	1,040	—	—	1,040
[8] Variation margin on futures/futures options contracts	—	—	2	—	—	2
Total derivative instruments assets	—	—	1,042	—	—	1,042
Derivative instruments liabilities:
Written options, at value	—	—	1,058	—	—	1,058
Total derivative instruments liabilities	—	—	1,058	—	—	1,058
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Futures/futures options contracts	—	—	52	—	—	52
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(13)	—	—	(13)
Written options	—	—	(22)	—	—	(22)
Futures/futures options contracts	—	—	18	—	—	18

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1,042
	1,042
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1,058
	1,058

JNL/JPMorgan Nasdaq Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	2,144	665

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	20	—	20
[8] Variation margin on futures/futures options contracts	—	—	35	—	—	35
Total derivative instruments assets	—	—	35	20	—	55
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	1	—	1
[8] Variation margin on futures/futures options contracts	—	—	5	—	—	5
Total derivative instruments liabilities	—	—	5	1	—	6
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	51	—	51
Futures/futures options contracts	—	—	159	—	—	159
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	34	—	34
Futures/futures options contracts	—	—	291	—	—	291

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

HSB	19	—	—	19
RBC	1	—	—	1
Derivatives eligible for offset	20	—	—	20
Derivatives not eligible for offset	35
	55
Derivative Liabilities by Counterparty*
BMO	1	—	—	1
Derivatives eligible for offset	1	—	—	1
Derivatives not eligible for offset	5
	6

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	5,698	1,267

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to hedge accrued dividends and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to manage duration at the cross-sector level, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	908	—	908
[8] Variation margin on futures/futures options contracts	—	—	—	—	338	338
[8] Variation margin on swap agreements	—	—	—	—	42	42
OTC swap agreements	—	250	—	—	215	465
Total derivative instruments assets	—	250	—	908	595	1,753
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	5,706	—	5,706
[8] Variation margin on futures/futures options contracts	—	—	—	—	570	570
Total derivative instruments liabilities	—	—	—	5,706	570	6,276
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	2,853	—	2,853
Swap agreements	—	863	—	—	(37)	826
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(9,102)	—	(9,102)
Futures/futures options contracts	—	—	—	—	(1,489)	(1,489)
Swap agreements	—	339	—	—	282	621

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

CIT	180	(180)	—	—
GSC	851	(453)	—	398
JPM	258	(241)	—	17
SCB	27	(1)	—	26
SSB	57	(57)	—	—
Derivatives eligible for offset	1,373	(932)	—	441
Derivatives not eligible for offset	380
	1,753
Derivative Liabilities by Counterparty*
CIT	4,613	(180)	—	4,433
GSC	453	(453)	—	—
JPM	241	(241)	—	—
SCB	1	(1)	—	—
SSB	398	(57)	—	341
Derivatives eligible for offset	5,706	(932)	—	4,774
Derivatives not eligible for offset	570
	6,276

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	185,294	136,318	9,477	15,724	14,034

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physcial securities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to magange cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitue for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	—	—	—	180	—	180
Forward foreign currency contracts	—	—	—	3,844	—	3,844
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,120	1,120
[8] Variation margin on swap agreements	—	239	—	—	2,130	2,369
OTC swap agreements	—	3,111	—	—	—	3,111
OTC swap premiums paid	—	122	—	—	—	122
Total derivative instruments assets	—	3,472	—	4,024	3,250	10,746
Derivative instruments liabilities:
Written options, at value	—	—	—	—	287	287
Forward foreign currency contracts	—	—	—	9,620	—	9,620
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,097	1,097
[8] Variation margin on swap agreements	—	3	—	—	3,093	3,096
OTC swap agreements	—	34	—	—	—	34
OTC swap premiums received	—	2,512	—	—	—	2,512
Total derivative instruments liabilities	—	2,549	—	9,620	4,477	16,646
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(6,532)	—	(6,532)
Futures/futures options contracts	—	—	—	—	227	227
Swap agreements	—	2,448	—	—	3,762	6,210
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	(74)	—	(74)
Written options	—	—	—	393	37	430
Forward foreign currency contracts	—	—	—	(10,435)	—	(10,435)
Futures/futures options contracts	—	—	—	—	6,994	6,994
Swap agreements	—	1,186	—	—	(7,140)	(5,954)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BCL	591	(591)	—	—
BOA	172	(172)	—	—
CIT	2,068	(1,184)	(180)	704
DUB	897	(897)	—	—
GSC	3,145	(1,615)	(560)	970
HSB	119	(119)	—	—
JPM	143	(143)	—	—
Derivatives eligible for offset	7,135	(4,721)	(740)	1,674
Derivatives not eligible for offset	3,611
	10,746
Derivative Liabilities by Counterparty*
BCL	592	(591)	—	1
BOA	2,690	(172)	(2,195)	323
CIT	1,184	(1,184)	—	—
DUB	1,101	(897)	—	204
GSC	1,615	(1,615)	—	—
HSB	196	(119)	(77)	—
JPM	2,449	(143)	(2,306)	—
Derivatives eligible for offset	9,827	(4,721)	(4,578)	528
Derivatives not eligible for offset	6,819
	16,646

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	35,268	(34,768)	(320)	180
BOA	288,952	(286,872)	(2,080)	—
GSC	162,089	(159,997)	(1,430)	662
JPM	260,120	(257,366)	(2,153)	601
MSC	99,862	(98,429)	(955)	478
MZS	5,505	(5,470)	—	35
	851,796	(842,902)	(6,938)	1,956
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	34,768	(34,768)	—	—
BOA	286,872	(286,872)	—	—
GSC	159,997	(159,997)	—	—
JPM	257,366	(257,366)	—	—
MSC	98,429	(98,429)	—	—
MZS	5,470	(5,470)	—	—
	842,902	(842,902)	—	—

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	629	635,661	592,317	2,569,516	353,415

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management, to generate income, to obtain exposure to or hedge changes in interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	696	—	696
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,386	1,386
[8] Variation margin on swap agreements	—	88	—	—	223	311
OTC swap agreements	—	7	—	—	—	7
Total derivative instruments assets	—	95	—	696	1,609	2,400
Derivative instruments liabilities:
Written options, at value	—	—	—	—	82	82
Forward foreign currency contracts	—	—	—	2,351	—	2,351
[8] Variation margin on futures/futures options contracts	—	—	—	—	67	67
[8] Variation margin on swap agreements	—	5	—	—	473	478
OTC swap premiums received	—	6	—	—	—	6
Total derivative instruments liabilities	—	11	—	2,351	622	2,984
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(2,280)	—	(2,280)
Swap agreements	—	543	—	—	(200)	343
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	(20)	2	(18)
Written options	—	6	—	(19)	34	21
Forward foreign currency contracts	—	—	—	(2,955)	—	(2,955)
Futures/futures options contracts	—	—	—	—	9,925	9,925
Swap agreements	—	556	—	—	418	974

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
ANZ	9	(9)	—	—
BCL	89	(89)	—	—
BNP	39	(39)	—	—
BOA	10	(10)	—	—
CIT	45	(45)	—	—
DUB	349	(342)	—	7
GSC	10	(10)	—	—
HSB	47	(47)	—	—
JPM	19	(19)	—	—
MSC	54	(54)	—	—
SCB	25	(21)	—	4
UBS	7	(7)	—	—
Derivatives eligible for offset	703	(692)	—	11
Derivatives not eligible for offset	1,697
	2,400
Derivative Liabilities by Counterparty*
ANZ	21	(9)	—	12
BCL	265	(89)	(176)	—
BNP	100	(39)	—	61

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
BOA	749	(10)	(646)	93
CIT	239	(45)	(194)	—
DUB	342	(342)	—	—
GSC	68	(10)	—	58
HSB	153	(47)	—	106
JPM	304	(19)	(158)	127
MSC	57	(54)	(3)	—
SCB	21	(21)	—	—
UBS	101	(7)	—	94
Derivatives eligible for offset	2,420	(692)	(1,177)	551
Derivatives not eligible for offset	564
	2,984

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	2,488	(2,438)	—	50
BOA	1,793	(1,783)	—	10
GSC	14,102	(14,087)	—	15
JPM	12,534	(12,313)	—	221
	30,917	(30,621)	—	296
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	2,438	(2,438)	—	—
BOA	1,783	(1,783)	—	—
GSC	14,087	(14,087)	—	—
JPM	12,313	(12,313)	—	—
	30,621	(30,621)	—	—

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	127	565,747	211,342	243,674	103,978

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in interest rates, securities prices and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to create foreign currency exposure in U.S. dollar cash balances, and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3,332	—	3,332
[8] Variation margin on futures/futures options contracts	—	—	—	—	825	825
[8] Variation margin on swap agreements	—	—	—	—	701	701
OTC swap agreements	—	—	—	—	839	839
Total derivative instruments assets	—	—	—	3,332	2,365	5,697
Derivative instruments liabilities:
Written options, at value	—	—	—	—	937	937
Forward foreign currency contracts	—	—	—	6,346	—	6,346
[8] Variation margin on futures/futures options contracts	—	—	—	—	871	871
[8] Variation margin on swap agreements	—	—	—	—	1,122	1,122
OTC swap agreements	—	—	—	—	137	137
Total derivative instruments liabilities	—	—	—	6,346	3,067	9,413
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(7,632)	—	(7,632)
Futures/futures options contracts	—	—	—	—	(3,202)	(3,202)
Swap agreements	—	—	—	—	(1,115)	(1,115)
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	—	(199)	(199)
Forward foreign currency contracts	—	—	—	(5,309)	—	(5,309)
Futures/futures options contracts	—	—	—	—	(2,018)	(2,018)
Swap agreements	—	—	—	—	11,619	11,619

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

ANZ	118	(118)	—	—
BCL	46	(46)	—	—
BNP	92	(92)	—	—
BOA	38	(38)	—	—
CIT	1,205	(908)	(290)	7
DUB	895	(895)	—	—
GSC	191	(191)	—	—
HSB	271	(271)	—	—
JPM	272	(272)	—	—
MSC	936	(261)	(675)	—
SCB	20	(20)	—	—
SGS	32	(32)	—	—
UBS	55	(30)	—	25
Derivatives eligible for offset	4,171	(3,174)	(965)	32
Derivatives not eligible for offset	1,526
	5,697

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Derivative Liabilities by Counterparty*
ANZ	136	(118)	(18)	—
BCL	1,167	(46)	(1,078)	43
BNP	392	(92)	(300)	—
BOA	2,008	(38)	(1,757)	213
CIT	908	(908)	—	—
DUB	997	(895)	—	102
GSC	234	(191)	—	43
HSB	576	(271)	—	305
JPM	593	(272)	(321)	—
MSC	261	(261)	—	—
SCB	81	(20)	—	61
SGS	37	(32)	—	5
UBS	30	(30)	—	—
Derivatives eligible for offset	7,420	(3,174)	(3,474)	772
Derivatives not eligible for offset	1,993
	9,413

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	697,998	(696,705)	(1,293)	—
BOA	75,024	(74,292)	(640)	92
GSC	36,036	(36,036)	—	—
JPM	4,163	(4,120)	(43)	—
	813,221	(811,153)	(1,976)	92
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	696,705	(696,705)	—	—
BOA	74,292	(74,292)	—	—
GSC	46,043	(36,036)	—	10,007
JPM	4,120	(4,120)	—	—
	821,160	(811,153)	—	10,007

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,753	1,032,580	564,126	913,586	213,061

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/PPM America Investment Grade Credit Fund – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, and to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PPM America Investment Grade Credit Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	41	41
Total derivative instruments assets	—	—	—	—	41	41
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	30	30
Total derivative instruments liabilities	—	—	—	—	30	30
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(298)	(298)
Swap agreements	—	2	—	—	—	2
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	164	164

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	41
	41
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	30
	30

JNL/PPM America Investment Grade Credit Fund – Average Derivative Volume6

Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	20,151

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/T. Rowe Price Balanced Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	8	8
Total derivative instruments assets	—	—	—	—	8	8
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments liabilities	—	—	—	—	2	2
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	2	—	2
Futures/futures options contracts	—	—	—	—	80	80
Swap agreements	—	(1)	—	—	—	(1)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	74	74
Swap agreements	—	2	—	—	—	2

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	8
	8
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	2
	2

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	10,988	155	786

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/T. Rowe Price Short-Term Bond Fund – The Fund entered into options contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/T. Rowe Price Short-Term Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	—	16	—	—	—	16
[8] Variation margin on futures/futures options contracts	—	—	—	—	82	82
Total derivative instruments assets	—	16	—	—	82	98
Derivative instruments liabilities:
Written options, at value	—	201	—	—	—	201
[8] Variation margin on futures/futures options contracts	—	—	—	—	280	280
Total derivative instruments liabilities	—	201	—	—	280	481
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	1,423	1,423
Swap agreements	—	87	—	—	—	87
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	(124)	—	—	—	(124)
Written options	—	(105)	—	—	—	(105)
Futures/futures options contracts	—	—	—	—	(1,541)	(1,541)

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

GSC	16	(16)	—	—
Derivatives eligible for offset	16	(16)	—	—
Derivatives not eligible for offset	82
	98
Derivative Liabilities by Counterparty*
GSC	201	(16)	—	185
Derivatives eligible for offset	201	(16)	—	185
Derivatives not eligible for offset	280
	481

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	102	450,283	2,350

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
Purchased options, at value	—	—	74	—	—	74
Forward foreign currency contracts	—	—	—	9	—	9
OTC swap agreements	—	—	1,059	—	—	1,059
Total derivative instruments assets	—	—	1,133	9	—	1,142
Derivative instruments liabilities:
Written options, at value	—	—	441	—	—	441
Forward foreign currency contracts	—	—	—	144	—	144
OTC swap agreements	—	—	1,389	—	73	1,462
Total derivative instruments liabilities	—	—	1,830	144	73	2,047
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(143)	—	(143)
Swap agreements	—	—	874	—	12	886
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(119)	—	—	(119)
Written options	—	—	(91)	—	—	(91)
Forward foreign currency contracts	—	—	—	(260)	—	(260)
Swap agreements	—	—	(117)	—	(43)	(160)

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BOA	31	(2)	—	29
GSC	506	(506)	—	—
JPM	531	(224)	—	307
Derivatives eligible for offset	1,068	(732)	—	336
Derivatives not eligible for offset	74
	1,142
Derivative Liabilities by Counterparty*
BOA	2	(2)	—	—
GSC	1,380	(506)	(874)	—
JPM	224	(224)	—	—
Derivatives eligible for offset	1,606	(732)	(874)	—
Derivatives not eligible for offset	441
	2,047

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	695	6,463	37,138

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL/WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2025
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	126	126
Total derivative instruments assets	—	—	—	—	126	126
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	32	—	32
Futures/futures options contracts	—	—	—	—	1,027	1,027
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	138	138

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	126
126
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
—

JNL/WMC Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	71,113	2,483

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL Bond Index Fund – Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	7,634	(7,565)	—	69
BOA	6,350	(6,285)	—	65
GSC	5,196	(5,168)	—	28
JPM	15,169	(15,046)	—	123
MSC	5,471	(5,444)	—	27
NSI	1,415	(1,399)	—	16
	41,235	(40,907)	—	328
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	7,565	(7,565)	—	—
BOA	6,285	(6,285)	—	—
GSC	5,168	(5,168)	—	—
JPM	15,046	(15,046)	—	—
MSC	5,444	(5,444)	—	—
NSI	1,399	(1,399)	—	—
	40,907	(40,907)	—	—

JNL/AB Sustainable Global Thematic Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BOA	17	(17)	—	—
CIT	14	(7)	—	7
MSC	75	(75)	—	—
Derivatives eligible for offset	106	(99)	—	7
Derivatives not eligible for offset	—
	106
Derivative Liabilities by Counterparty*
BOA	20	(17)	—	3
CIT	7	(7)	—	—
MSC	120	(75)	—	45
UBS	3	—	—	3
Derivatives eligible for offset	150	(99)	—	51
Derivatives not eligible for offset	—
	150

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

BCL	432	—	(344)	88

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

BNP	21,541	—	(21,541)	—
BOA	16,100	(28)	(16,072)	—
CIB	13,699	(275)	(8,004)	5,420
Derivatives eligible for offset	51,772	(303)	(45,961)	5,508
Derivatives not eligible for offset	—
	51,772
Derivative Liabilities by Counterparty*
BOA	28	(28)	—	—
CIB	275	(275)	—	—
Derivatives eligible for offset	303	(303)	—	—
Derivatives not eligible for offset	—
	303

JNL/T. Rowe Price Capital Appreciation Fund– Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
	—
Derivative Liabilities by Counterparty*
BCL	7,710	—	—	7,710
BOA	5,434	—	(5,434)	—
CIT	1,170	—	(1,170)	—
GSC	9,283	—	(9,283)	—
JPM	2,213	—	—	2,213
UBS	5,133	—	—	5,133
WFI	2,410	—	(2,410)	—
Derivatives eligible for offset	33,353	—	(18,297)	15,056
Derivatives not eligible for offset	—
	33,353

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund.

6 The derivative instruments outstanding as of June 30, 2025, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2025, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 607 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AB Sustainable Global Thematic Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/AQR Large Cap Defensive Style Fund and JNL/Goldman Sachs 4 Fund entered into futures contracts to manage cash flows. JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Total Return Fund and DoubleLine Opportunistic Income Strategy entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/WMC Balanced Fund and JNL/WMC Value Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Franklin Templeton Income Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/PPM America Total Return Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Capital Appreciation Fund entered into options contracts as a directional investment, to generate income and to obtain exposure to or hedge changes in security prices. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/William Blair International Leaders Fund, JNL/WMC Equity Income Fund and JNL/WMC Global Real Estate Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2025, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2025, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which did not have significant exposure to more than one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Mid Cap Index Fund	—	32,540	—	—
JNL Small Cap Index Fund	—	11,721	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	—	1,374	—
JNL Multi-Manager International Small Cap Fund	—	—	3,090	—
JNL S&P 500 Index Fund	—	1,478	—	—
JNL/AB Sustainable Global Thematic Fund	—	—	10,300	—
JNL/AQR Large Cap Defensive Style Fund	—	14,423	—	—
JNL/BlackRock Global Natural Resources Fund	—	—	189	—
JNL/BlackRock Large Cap Select Growth Fund	—	—	341	—
JNL/Causeway International Value Select Fund	—	—	6,193	—
JNL/DFA International Core Equity Fund	—	764	372	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,577,071
JNL/DoubleLine Total Return Fund	—	1,319,591	—	—
JNL/First Sentier Global Infrastructure Fund	—	—	227	—
JNL/Goldman Sachs 4 Fund	—	24,781	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	1,224	—
JNL/Invesco Global Growth Fund	—	—	1,044	—
JNL/Lazard International Quality Growth Fund	—	—	20	—
JNL/Loomis Sayles Global Growth Fund	—	—	1,805	—
JNL/Lord Abbett Short Duration Income Fund	—	298,877	—	—
JNL/Mellon Communication Services Sector Fund	—	4,345	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	4,809	—	—
JNL/Mellon Consumer Staples Sector Fund	—	3,204	—	—
JNL/Mellon Dow Index Fund	—	10,656	—	—
JNL/Mellon Energy Sector Fund	—	14,461	—	—
JNL/Mellon Financial Sector Fund	—	9,911	—	—
JNL/Mellon Healthcare Sector Fund	—	14,630	—	—
JNL/Mellon Industrials Sector Fund	—	2,310	—	—
JNL/Mellon Information Technology Sector Fund	—	30,628	—	—
JNL/Mellon Materials Sector Fund	—	777	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	74,845	—	—
JNL/Mellon Real Estate Sector Fund	—	1,380	—	—
JNL/Mellon S&P 500 Index Fund	—	126,672	—	—
JNL/Mellon U.S. Stock Market Index Fund	—	23,447	—	—
JNL/Mellon Utilities Sector Fund	—	3,691	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	21	—
JNL/Morningstar SMID Moat Focus Index Fund	—	612	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	1,397	—	—
JNL/Morningstar Wide Moat Index Fund	—	6,419	—	—
JNL/Neuberger Berman Commodity Strategy Fund	—	42,178	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	—	66,289	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/PPM America Total Return Fund	—	417,755	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	2,286	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	13,303	—	—
JNL/T. Rowe Price Capital Appreciation Fund	23,128	—	—	—
JNL/T. Rowe Price Growth Stock Fund	—	—	177	—
JNL/T. Rowe Price Value Fund	—	—	60	—
JNL/WCM China Quality Growth Fund	—	—	44	—
JNL/WCM Focused International Equity Fund	—	—	7,816	—
JNL/William Blair International Leaders Fund	—	—	9,528	—
JNL/WMC Equity Income Fund	—	—	346	—
JNL/WMC Global Real Estate Fund	—	—	1,793	—
JNL/WMC Value Fund	—	—	294	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2025 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts	Options Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL Mid Cap Index Fund	GSC	1,599	—
JNL Small Cap Index Fund	GSC	1,002	—
JNL S&P 500 Index Fund	GSC	148	—
JNL/AQR Large Cap Defensive Style Fund	JPM	1,830	—
JNL/DFA International Core Equity Fund	GSC	108	—
JNL/DoubleLine Total Return Fund	JPM	11,646	—
JNL/Goldman Sachs 4 Fund	BOA	1,895	—
JNL/JPMorgan Nasdaq Hedged Equity Fund	GSC	29	23,045
JNL/Lord Abbett Short Duration Income Fund	BOA	1,615	—
JNL/Mellon Communication Services Sector Fund	GSC	288	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	598	—
JNL/Mellon Consumer Staples Sector Fund	GSC	203	—
JNL/Mellon Dow Index Fund	GSC	810	—
JNL/Mellon Energy Sector Fund	GSC	1,148	—
JNL/Mellon Financial Sector Fund	GSC	587	—
JNL/Mellon Healthcare Sector Fund	GSC	352	—
JNL/Mellon Industrials Sector Fund	GSC	197	—
JNL/Mellon Information Technology Sector Fund	GSC	3,025	—
JNL/Mellon Materials Sector Fund	GSC	109	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	3,858	—
JNL/Mellon Real Estate Sector Fund	GSC	113	—
JNL/Mellon S&P 500 Index Fund	GSC	10,162	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	1,337	—
JNL/Mellon Utilities Sector Fund	GSC	324	—
JNL/Morningstar SMID Moat Focus Index Fund	GSC	65	—
JNL/Morningstar U.S. Sustainability Index Fund	GSC	169	—
JNL/Morningstar Wide Moat Index Fund	GSC	276	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	3,176	—
JNL/Neuberger Berman Gold Plus Strategy Fund	GSC	3,750	—
JNL/PPM America Total Return Fund	MLP	1,974	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	161	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	1,224	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	JPM	6,488	370,666
JNL/BlackRock Global Allocation Fund	UBS	13	—
JNL/Westchester Capital Event Driven Fund	JPM	2,035	—

		TBA
	Counterparty	Segregated Securities($)
JNL/Fidelity Institutional Asset Management Total Bond Fund	MSC	615

NOTE 7. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s NAV per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, including (if applicable) as a result of its investment objective to track the performance of an index, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Feeder Funds, Funds of Funds, and Underlying Fund Investment Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual financial statements. The American Funds Insurance Series Master Funds’ shareholder reports and financial statements are also available on the SEC’s website at www.sec.gov.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk. Russia launched a large-scale invasion of Ukraine in February 2022, which has resulted in the U.S. Government imposing sanctions on Russia. The current and any future sanctions or other government actions against Russia may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. In addition, the U.S. Government has imposed restrictions on U.S. investor participation in publicly traded securities of certain companies with ties to China’s military or surveillance industry (each a “CMIC Company”). If the Fund holds securities in a company later deemed to be a CMIC Company, the Fund may be forced to sell such securities and incur a loss. Such restrictions could also adversely affect China’s economy.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund, a Sub-Adviser or a service provider could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds’ service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. Under an investment advisory and management agreement with JNAM, which applies to all Funds except the JNL Mellon Master Funds, JNAM provides investment management services. Each Fund, except the JNL Mellon Master Funds, pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

The advisory fee JNAM charges to the JNL Mellon Master Funds is a unitary fee and is shown in the schedule below. Under the unitary fee agreement for the JNL Mellon Master Funds, JNAM pays all of these Funds' expenses, except the advisory fees and expenses payable under the agreement, anti-money laundering service fees, borrowing expenses, brokerage commissions, licensing costs, registration fees, Rule 12b-1 fees, short sales costs, taxes, expenses related to these Funds' Chief Compliance Officer, Trustee insurance premiums and other Trustee insurance expenses, fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees, and nonrecurring and extraordinary expenses.

JNAM also serves as the Administrator to the Funds. The Funds, except the JNL Mellon Master Funds and the JNL Mellon Feeder Funds, pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. The JNL Mellon Feeder Funds pay JNAM an administrative fee, as shown in the schedule below, equal to a certain percentage of the average daily net assets of each such Fund's respective JNL Mellon Master Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer. The JNL Mellon Master Funds have a unitary fee structure, as described above, and therefore do not pay JNAM an administrative fee.

The following schedules indicate the range of the advisory fee or the unitary fee, as applicable, at various net asset levels and the administrative fee each Fund, except for the JNL Mellon Master Funds, was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.60%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.74%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.94%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.28%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.13%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL/JPMorgan Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/JPMorgan Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.20%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 billion	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.47%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund[1]	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.480%
	Over $5 billion	.460%	.53%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AB Sustainable Global Thematic Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.65%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.58%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.54%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $1.5 billion	.450%
	$1.5 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.48%
JNL/Cohen & Steers U.S. Realty Fund	$0 to $1 billion	.580%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.58%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.53%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL/DoubleLine Shiller Enhanced CAPE Fund[2]	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.55%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.43%
JNL/Dreyfus Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/Fidelity Institutional Asset Management Total Bond Fund[3]	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.650%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.70%
JNL/Franklin Templeton Income Fund	$0 to $200 million	.600%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/Goldman Sachs 4 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.870%
	$1 billion to $3 billion	.850%
	$3 billion to $5 billion	.825%
	Over $5 billion	.815%	.87%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.53%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco Small Cap Growth Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.630%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.63%
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.29%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/Lazard International Quality Growth Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.575%
	$3 billion to $5 billion	.565%
	Over $5 billion	.555%	.60%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.16%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $500 million	.750%
	$500 million to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.75%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.48%
JNL/Newton Equity Income Fund	$0 to $1 billion	.440%
	$1 billion to $3 billion	.390%
	$3 billion to $5 billion	.380%
	Over $5 billion	.370%	.41%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.39%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Investment Grade Credit Fund	$0 to $1 billion	.375%
	$1 billion to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.38%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund	$0 to $500 million	.510%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.51%
JNL/T. Rowe Price Capital Appreciation Equity Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	$5 billion to $10 billion	.510%
	Over $10 billion	.500%	.51%
JNL/T. Rowe Price Growth Stock Fund[4]	$0 to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.580%
	Over $3 billion	.560%	.58%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.47%
JNL/T. Rowe Price Value Fund	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.47%
JNL/WCM China Quality Growth Fund	$0 to $1 billion	.850%
	$1 billion to $3 billion	.800%
	$3 billion to $5 billion	.790%
	Over $5 billion	.780%	.85%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2025
JNL/WCM Focused International Equity Fund[5]	$0 to $500 million	.680%
	$500 million to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.66%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/William Blair International Leaders Fund	$0 to $500 million	.525%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	.44%
JNL/WMC Global Real Estate Fund	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.57%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.39%

[1]

On June 5, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $500 million will be 0.625%, the range for $500 million - $1 billion will be 0.600%, the range for $1 billion - $3 billion will be 0.580%, the range for $3 billion - $5 billion will be 0.570% and for over $5 billion will be 0.560%.

[2]

Prior to April 28, 2025, for advisory fees, the range for $0 - $500 million was 0.600%, the range for $500 million - $1 billion was 0.575%, the range for $1 billion - $3 billion was 0.520%, the range for $3 billion - $5 billion was 0.510% and for over $5 billion was 0.500%.

[3]

On June 5, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $500 million will be 0.390%, the range for $500 million - $1 billion will be 0.365%, the range for $1 billion - $3 billion will be 0.320%, the range for $3 billion - $5 billion will be 0.310% and for over $5 billion will be 0.300%.

[4]

Prior to April 28, 2025, for advisory fees, the range for $0 - $150 million was 0.550%, the range for $150 million - $500 million was 0.500%, the range for $500 million - $1 billion was 0.450%, the range for $1 billion - $3 billion was 0.440%, the range for $3 billion - $5 billion was 0.430% and for over $5 billion was 0.420%.

[5]

Prior to April 28, 2025, for advisory fees, the range for $0 - $500 million was 0.700%, the range for $500 million - $3 billion was 0.650%, the range for $3 billion - $5 billion was 0.640% and for over $5 billion was 0.630%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee for the JNL Multi-Manager Alternative Fund in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P. Pursuant to this agreement, 0.05% of advisory fees were waived during the period. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE is the total annual fund operating expenses after fee waivers and/or expense reimbursements for each JPMorgan Underlying Fund. No advisory fees were waived pursuant to this agreement during the period. In the event advisory fees are waived in the future, none of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.300
JNL/American Funds Bond Fund of America Fund	0.200
JNL/American Funds Capital Income Builder Fund	0.250

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Capital World Bond Fund	0.430
JNL/American Funds Global Growth Fund	0.400
JNL/American Funds Global Small Capitalization Fund	0.470
JNL/American Funds Growth Fund	0.430
JNL/American Funds Growth-Income Fund	0.300
JNL/American Funds International Fund	0.500
JNL/American Funds New World Fund	0.650
JNL/American Funds Washington Mutual Investors Fund	0.300
JNL/Mellon Bond Index Fund	0.070
JNL/Mellon Emerging Markets Index Fund	0.145
JNL/Mellon International Index Fund	0.095
JNL/Mellon S&P 400 MidCap Index Fund	0.080
JNL/Mellon Small Cap Index Fund	0.080
JNL Bond Index Fund	0.130
JNL Emerging Markets Index Fund	0.055
JNL International Index Fund	0.105
JNL Mid Cap Index Fund	0.120
JNL Small Cap Index Fund	0.120
JNL S&P 500 Index Fund	0.170
JNL/BlackRock Large Cap Select Growth Fund	0.050 on net assets $0 - $500 million and 0.030 on net assets over $500 million

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/JPMorgan Funds of Funds	0.020 on net assets $0 - $500 million
JNL Multi-Manager Mid Cap Fund[1]	0.025 on net assets $0 - $1 billion and 0.020 on net assets over $1 billion
JNL/DoubleLine Shiller Enhanced CAPE Fund[2]	0.025 on net assets $0 - $1 billion and 0.050 on net assets over $1 billion
JNL/Fidelity Institutional Asset Management Total Bond Fund[3]	0.010 on net assets $0 - $500 million, 0.015 on net assets $500 million - $1 billion and 0.030 on net assets over $1 billion
JNL/T. Rowe Price Growth Stock Fund[4]	0.100 on net assets $0 - $150 million and 0.050 on net assets $150 - $500 million
JNL/WCM Focused International Equity Fund[2]	0.020 on all net assets

1 This voluntary advisory fee waiver will be effective July 1, 2025 to April 27, 2026. Effective April 27, 2026, this voluntary advisory fee waiver will be converted to a contractual fee reduction.

2 Effective April 28, 2025, this voluntary waiver was converted to a contractual fee reduction.

3 This voluntary advisory fee waiver is effective May 1, 2025 to April 27, 2026. Effective April 27, 2026, this voluntary advisory fee waiver will be converted to a contractual fee reduction.

4This voluntary advisory fee waiver was effective March 1, 2025 to April 28, 2025. Effective April 28, 2025, the voluntary advisory fee waiver was converted to a contractual fee reduction.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Administrative Fee
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AB Sustainable Global Thematic Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Administrative Fee
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Cohen & Steers U.S. Realty Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Dreyfus Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Administrative Fee
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Newton Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Investment Grade Credit Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Growth Stock Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM China Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Assets	Administrative Fee
JNL/William Blair International Leaders Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
[1]	The effective fee rate for these Funds is based on total net assets of the associated master fund.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, and JNL/Morningstar U.S. Sustainability Index Fund, 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund, 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund and 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions. During the period ended June 30, 2025, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Invesco Diversified Dividend Fund $6, JNL/Invesco Global Growth Fund $1 and JNL/Invesco Small Cap Growth Fund $40.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the period ended June 30, 2025:

Fund	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss($)
JNL/MFS Mid Cap Value Fund	—	1,039	401
JNL/T. Rowe Price Growth Stock Fund	—	18,366	3,734
JNL/T. Rowe Price Mid-Cap Growth Fund	—	643	(394)
JNL/WMC Balanced Fund	11,887	6,004	417
JNL/WMC Equity Income Fund	2,530	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

Fund	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss($)
JNL/WMC Global Real Estate Fund	—	4,248	(370)

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2025, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	47	35	12	—
JNL Multi-Manager Alternative Fund	73	1	19	53
JNL Multi-Manager Mid Cap Fund	57	—	3	54
JNL/AB Sustainable Global Thematic Fund	4	—	4	—
JNL/BlackRock Global Allocation Fund	1,356	425	931	—
JNL/BlackRock Global Natural Resources Fund	152	42	110	—
JNL/BlackRock Large Cap Select Growth Fund	64	56	8	—
JNL/ClearBridge Large Cap Growth Fund	19	—	—	19
JNL/First Sentier Global Infrastructure Fund	241	94	147	—
JNL/Franklin Templeton Income Fund	104	51	53	—
JNL/GQG Emerging Markets Equity Fund	357	5	229	123
JNL/Invesco Diversified Dividend Fund	167	1	163	3
JNL/Invesco Global Growth Fund	1,082	19	992	71
JNL/JPMorgan Global Allocation Fund	491	5	440	46
JNL/Mellon World Index Fund	248	14	184	50
JNL/MFS Mid Cap Value Fund	77	—	77	—
JNL/T. Rowe Price Balanced Fund	249	26	194	29
JNL/T. Rowe Price Growth Stock Fund	169	—	113	56
JNL/T. Rowe Price Mid-Cap Growth Fund	15	—	—	15
JNL/T. Rowe Price Value Fund	184	—	184	—
JNL/WMC Balanced Fund	1	—	1	—
JNL/WMC Equity Income Fund	100	1	99	—
JNL/WMC Global Real Estate Fund	181	44	125	12

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with lender banks. The Funds, with the exception of JNL/Dreyfus Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $180,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL Multi-Manager Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated pro-rata based on the allocated commitment as well as the Participating Funds’ total net assets. During the period, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/Dreyfus Government Money Market Fund, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITIONS AND REORGANIZATIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to the acquisitions completed after the close of business on April 25, 2025. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to plans of reorganization approved by the Board and approved by the acquired Funds' shareholders. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Costs and expenses associated with the reorganizations relating to the solicitation of any proxies, including preparing, filing, printing, and mailing of any proxy statement, prospectus, and/or related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended, of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinions, and obtaining consents of an independent registered public

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

accounting firm were borne by JNAM. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Baillie Gifford International Growth Fund	JNL/Mellon International Index Fund
Class A	Class A	603,876	47,227	2,176,690	123,978	34,389
Class I	Class I	16,818	1,293	53,858	2,893	903
JNL/Harris Oakmark Global Equity Fund	JNL/Mellon World Index Fund
Class A	Class A	376,153	28,568	412,595	9,520	8,679
Class I	Class I	7,959	603	11,063	251	171
JNL/Western Asset Global Multi-Sector Bond Fund	JNL/Neuberger Berman Strategic Income Fund
Class A	Class A	340,221	43,691	631,222	48,145	43,691
Class I	Class I	4,405	553	71,629	5,333	553

Immediately prior to the reorganizations, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Harris Oakmark Global Equity Fund	365,468	376,865	11,397
JNL/Western Asset Global Multi-Sector Bond Fund	307,724	304,922	(2,803)

Assuming the acquisitions had been completed on January 1, 2025, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the period ended June 30, 2025, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon International Index Fund	(6,279)	(36,430)	480,636	437,927
JNL/Mellon World Index Fund	5,574	29,607	63,430	98,611
JNL/Neuberger Berman Strategic Income Fund	26,002	6,573	18,189	50,764

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed after the close of business on April 25, 2025, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in the acquiring Funds’ Statement of Operations.

NOTE 11. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Bond Fund of America Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Capital Income Builder Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Capital World Bond Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds Growth Fund	JNL/JPMorgan Hedged Equity Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon International Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Dow Index Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Emerging Markets Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

JNL Emerging Markets Index Fund	JNL/Mellon Financial Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL Moderate Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/JPMorgan Managed Aggressive Growth Fund	JNL/Mellon Materials Sector Fund
JNL/JPMorgan Managed Conservative Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/JPMorgan Managed Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/JPMorgan Managed Moderate Fund	JNL/Mellon S&P 500 Index Fund
JNL/JPMorgan Managed Moderate Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Utilities Sector Fund
JNL/American Funds Moderate Allocation Fund	JNL/Mellon World Index Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/Morningstar SMID Moat Focus Index Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Bond Index Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Alternative Fund	JNL/Newton Equity Income Fund
JNL Multi-Manager Floating Rate Income Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America Investment Grade Credit Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/PPM America High Yield Bond Fund
JNL S&P 500 Index Fund	JNL/PPM America Total Return Fund
JNL Small Cap Index Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/AB Sustainable Global Thematic Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Growth Stock Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/WMC Balanced Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Equity Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Global Real Estate Fund
JNL/First Sentier Global Infrastructure Fund	JNL/WMC Value Fund
JNL/Franklin Templeton Income Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. Each of these Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2024, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)

JNL Multi-Manager Emerging Markets Equity Fund	30,317	55,266	85,583
JNL Multi-Manager International Small Cap Fund	32,320	71,064	103,384
JNL/Cohen & Steers U.S. Realty Fund	902	19,149	20,051
JNL/DFA International Core Equity Fund	7,648	2,635	10,283
JNL/Loomis Sayles Global Growth Fund	2,813	—	2,813
JNL/Lord Abbett Short Duration Income Fund	17,250	36,277	53,527
JNL/WCM China Quality Growth Fund	235	1,435	1,670
JNL/William Blair International Leaders Fund	30,715	—	30,715

At December 31, 2024, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October, 31, 2024 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2025:

Amount($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	52
JNL/WCM China Quality Growth Fund	167

As of June 30, 2025, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Growth ETF Allocation Fund	340,859	45,810	(2,061)	43,749
JNL Moderate ETF Allocation Fund	210,647	9,726	(3,558)	6,168
JNL Moderate Growth ETF Allocation Fund	332,231	32,601	(4,045)	28,556
JNL International Index Fund	2,417,562	742,017	(159,787)	582,230
JNL Multi-Manager Emerging Markets Equity Fund	1,104,264	223,305	(85,651)	137,654
JNL Multi-Manager International Small Cap Fund	579,557	120,220	(15,937)	104,283
JNL/Causeway International Value Select Fund	2,024,346	439,681	(136,795)	302,886
JNL/Cohen & Steers U.S. Realty Fund	90,806	3,421	(7,783)	(4,362)
JNL/DFA International Core Equity Fund	402,595	104,547	(18,547)	86,000
JNL/Dreyfus Government Money Market Fund	2,596,622	10	(10)	—
JNL/Lazard International Quality Growth Fund	443,711	55,037	(27,285)	27,752
JNL/Loomis Sayles Global Growth Fund	580,614	324,850	(28,422)	296,428
JNL/Lord Abbett Short Duration Income Fund	696,058	6,566	(1,002)	5,564
JNL/Morningstar PitchBook Listed Private Equity Index Fund	16,772	947	(855)	92
JNL/Morningstar Wide Moat Index Fund	999,468	85,188	(83,164)	2,024
JNL/WCM China Quality Growth Fund	8,764	693	(527)	166
JNL/WCM Focused International Equity Fund	1,575,216	676,053	(32,286)	643,767
JNL/William Blair International Leaders Fund	835,102	187,818	(8,298)	179,520

As of June 30, 2025, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL International Index Fund
Futures/Futures Options Contracts	28	403	(19)	384
Forward Foreign Currency Contracts	565	—	—	—
JNL/DFA International Core Equity Fund
Futures/Futures Options Contracts	10	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	333	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	100	—	—	—

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2024 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Growth ETF Allocation Fund	6,370	2,154	—
JNL Moderate ETF Allocation Fund	5,029	—	—
JNL Moderate Growth ETF Allocation Fund	7,259	1,932	—
JNL International Index Fund	79,461	8,590	—
JNL Multi-Manager Emerging Markets Equity Fund	14,487	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2025

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Multi-Manager International Small Cap Fund	25,697	—	—
JNL/Causeway International Value Select Fund	70,464	113,662	—
JNL/Cohen & Steers U.S. Realty Fund	5,104	—	—
JNL/DFA International Core Equity Fund	7,627	—	—
JNL/Dreyfus Government Money Market Fund	134,787	—	—
JNL/Lazard International Quality Growth Fund	15,499	—	—
JNL/Loomis Sayles Global Growth Fund	1,102	14,910	—
JNL/Lord Abbett Short Duration Income Fund	42,205	—	—
JNL/Morningstar Wide Moat Index Fund	110,551	—	—
JNL/WCM Focused International Equity Fund	2,439	41,815	—
JNL/William Blair International Leaders Fund	4,766	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Funds file U.S. federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Funds’ tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2025.

NOTE 12. SEGMENT REPORTING

The Funds’ President and Chief Executive Officer is the Funds’ Chief Operating Decision Maker (“CODM”). Each Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The CODM manages the allocation of resources in accordance with each Funds’ objective and the terms of their prospectus and evaluates total return of the Funds versus their comparative benchmarks. The Adviser or Sub-Adviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within each Funds’ financial statements and financial highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as Total Assets and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2025

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2025, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Form N-CSR Item 8: Changes in and Disagreements with Accountants:

Not Applicable

Form N-CSR Item 9: Matters Submitted for Shareholder Vote:

On March 25, 2025, a special meeting of shareholders of the JNL/Baillie Gifford International Growth Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Baillie Gifford International Growth Fund into the JNL/Mellon International Index Fund, also a series of the Trust.	47,345,925.058	1,021,103.570	3,777,701.033	52,144,729.662

On March 25, 2025, a special meeting of shareholders of the JNL/Harris Oakmark Global Equity Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
2. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Harris Oakmark Global Equity Fund into the JNL/Mellon World Index Fund, also a series of the Trust.	31,857,205.120	709,305.467	2,474,265.243	35,040,775.830

On March 25, 2025, a special meeting of shareholders of the JNL/Western Asset Global Multi-Sector Bond Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Western Asset Global Multi-Sector Bond Fund into the JNL/Neuberger Berman Strategic Income Fund, also a series of the Trust.	42,153,523.765	498,299.159	3,644,401.288	46,296,224.212

Form N-CSR Item 10: Remuneration Paid to Directors, Officers and Others

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 6-month period ended June 30, 2025:

	Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
	Eric O. Anyah	$194,425	$0	$0	$197,500	[2]
	Michael Bouchard	$182,119	$0	$0	$185,000
	Ellen Carnahan	$194,425	$0	$0	$197,500
	John Gillespie	$194,425	$0	$0	$197,500
	William R. Rybak	$182,119	$0	$0	$185,000
	Mark S. Wehrle	$196,885	$0	$0	$200,000
	Edward Wood	$233,801	$0	$0	$237,500	[3]
	Patricia Woodworth	$182,119	$0	$0	$185,000
[1]

The fees paid to the Independent Trustees are paid for combined service on the Boards of the JNL Series Trust, JNL Investors Series Trust, Jackson Credit Opportunities Fund, and Jackson Real Assets Fund (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $1,585,000.

[2]	Amount includes $197,500 deferred by Mr. Anyah.
[3]	Amount includes $71,250 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about the Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Form N-CSR Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract:

JNL Series Trust

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and the investment sub-advisory agreements between JNAM and each Fund’s sub-adviser(s).

At a meeting on February 27 - 28, 2025, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to a new sub-advisory agreement (the “Sub-Advisory Agreement”) between Segall Bryant & Hamill, LLC (“SBH”), sub-adviser for a sleeve of the JNL Multi-Manager Small Cap Growth Fund (the “Fund”), and JNAM, to be effective upon the completion of the change of control of SBH. The Board noted that CI Financial Corp. (“CI”), the parent company of SBH, has entered into a definitive agreement with an affiliate of Mubadala Capital, the alternative asset management arm of Mubadala Investment Company, to take CI private. The result of this transaction will trigger a change of control of SBH, which will automatically terminate the current sub-advisory agreement with SBH.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Sub-Advisory Agreement.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Advisory Agreement.  With respect to its approval of the Sub-Advisory Agreement, the Board noted that the Sub-Advisory Agreement was with a Sub-Adviser that already provides services to the

Fund. Thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Sub-Advisory Agreement.

In reviewing the Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Sub-Adviser and/or the Fund’s investment team; (3) cost of services of the Sub-Adviser; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows; and (6) other benefits that may accrue to the Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Advisory Agreement. Certain of the factors considered in the Board's deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Before approving the Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Sub-Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Advisory Agreement is in the best interests of the shareholders of the Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of the relevant sleeve of the Fund and noted that the portfolio managers would not change in connection with the change of control.  The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Sub-Adviser. The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board noted that the sleeve of the Fund sub-advised by SBH outperformed its benchmark and peer group median for the one- and five-year periods ended December 31, 2024, though the sleeve underperformed its benchmark and peer group median for the three-year period. The Board considered information relating to the change of control and noted JNAM’s and SBH’s assertions that the change of control will not affect the services provided to the Fund, and that there will be no material changes to the investment philosophy, process or investment team for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

Costs of Services

  The Board reviewed the fees to be paid to the Fund’s Sub-Adviser. The Board noted that the fee schedule for the Fund will not change as a result of the change of control and will remain the same as the one in the current sub-advisory agreement. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by the Sub-Adviser.  The Board determined that profits realized by the Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether the Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the sub-advisory fee arrangement for the Fund does not contain breakpoints that decrease the fee rate as assets increase. The Board further noted that the sub-advisory fee for the Fund is paid by JNAM (not the Fund). The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Trust or other clients of the Sub-Adviser as a result of its relationship with the Fund.

JNL Series Trust

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and the investment sub-advisory agreements between JNAM and each Fund’s sub-adviser(s).

At a meeting on June 3 – 5, 2025, the Board, including all of the independent trustees, who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to a proposed sub-adviser addition for the JNL Multi-Manager Mid Cap Fund (the “Fund”) and an amendment to the existing sub-advisory agreement between River Road Asset Management, LLC (“River Road” or the “Sub-Adviser”) and JNAM (the “Sub-Advisory Agreement”), whereby River Road is appointed as one of the sub-advisers to the Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Sub-Advisory Agreement.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Advisory Agreement.  With respect to its approval of the Sub-Advisory Agreement, the Board noted that the Sub-Advisory Agreement was with a Sub-Adviser that already provides services to one or more existing series of the Trust. Thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Sub-Advisory Agreement.

In reviewing the Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the

Sub-Adviser and/or the Fund’s investment team; (3) cost of services of the Sub-Adviser; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows; and (6) other benefits that may accrue to the Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Advisory Agreement. Certain of the factors considered in the Board's deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Before approving the Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Sub-Advisory Agreement.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Advisory Agreement is in the best interests of the shareholders of the Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of the relevant sleeve of the Fund.  The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to the Sub-Adviser. The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to the Fund’s benchmark index and peer group returns. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

Costs of Services

  The Board reviewed the fees to be paid to the Fund’s Sub-Adviser. The Board considered that the Fund’s advisory fee is lower than its peer group average, and the Fund’s sub-advisory fee is within two basis points of its peer group average. The Board also considered that the Fund’s total expense ratio is within six basis points of its respective peer group average and considered management’s representation that none of the peers were multi-manager funds which require different levels of oversight. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits estimated to be realized by the Sub-Adviser with respect to the sleeve of the Fund.  The Board determined that profits estimated to be realized by the Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether the Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the sub-advisory fee arrangement for the Fund does not contain breakpoints that decrease the fee rate as assets increase. The Board further noted that the sub-advisory fee for the Fund is paid by JNAM (not the Fund). The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Trust or other clients of the Sub-Adviser as a result of its relationship with the Fund.

Supplement Dated May 19, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Effective May 1, 2025, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Christopher W. Clark.

Effective April 30, 2025, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Alexandre Karam.

Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL/Mellon Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund ("Fund" or "Feeder Fund") is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments.

This Supplement is dated May 19, 2025.

Supplement Dated June 5, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective May 13, 2025, for the JNL/Lord Abbett Short Duration Income Fund, please delete all references to and information for Kewjin Yuoh.

Effective June 30, 2025, for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, please delete all references to and information for Nancy Rogers.

Effective June 30, 2025, for Marlene Walker Smith, please replace all references to her title with “Senior Director and Chief Investment Officer.”

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Alternative Fund, please add the following after the fifth paragraph:

The Adviser may allocate up to 10% of the Fund’s total assets in other funds, which will be primarily in private funds or other pooled investment vehicles that would qualify as “investment companies” under the 1940 Act but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Funds”).

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after “Forward and futures contract risk,” please add the following:

• Private funds risk – The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to Shareholders under the 1940 Act. By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any changes in the Private Funds that could be material and adverse, resulting in substantial losses from risks of Private Funds.

• Valuation risk – The value of the Fund’s investments in Private Funds will be difficult to ascertain and these valuations on a given date will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuations of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds will depend in large part on a Private Fund’s manager to provide a valuation, or assistance with a valuation, of the Fund’s investment in a Private Fund. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a manager as of a specific date, may vary from the fair value of the investment that may be obtained if the Fund were to sell such investment to a third party in a secondary transaction. For information about the value of the Fund’s investments in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including quarterly unaudited financial statements that, if inaccurate, could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Five unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, after “Nuance Strategy,” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) primarily invests in equity securities of mid-capitalization companies that River Road believes are undervalued. The River Road Strategy may invest a portion of its assets in companies of other market capitalizations (measured at the time of acquisition), real estate investment trusts (“REITs”), and foreign securities.

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, after “Mid-capitalization investing risk,” please add the following:

• Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, after “Depositary receipts risk,” please add the following:

• REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

In the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete the Sub-Advisers list and Portfolio Managers table in the entirety and replace with the following:

Sub-Advisers: Champlain Investment Partners, LLC ("Champlain")

Kayne Anderson Rudnick Investment Management, LLC ("KAR")

Nuance Investments, LLC (“Nuance”)

River Road Asset Management, LLC ("River Road")

Victory Capital Management Inc. ("Victory Capital")

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Vice President and Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Farley	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Jacqueline Williams, CFA	April 2022	Senior Member of the Investment Team and Partner, Champlain
Chris Armbruster, CFA	April 2022	Portfolio Manager and Senior Research Analyst, KAR
Noran Eid	October 2023	Portfolio Manager and Senior Research Analyst, KAR
Scott A. Moore, CFA	April 2020	President and Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Vice President and Portfolio Manager, Nuance
Jack Meurer, CFA	May 2023	Vice President and Portfolio Manager, Nuance
D. Adam West, CFA	July 2024	Vice President and Portfolio Manager, Nuance

Name:	Joined Fund Management Team In:	Title:
Matthew W. Moran, CFA	June 2025	Portfolio Manager, River Road
Daniel R. Johnson, CFA, CPA	June 2025	Portfolio Manager, River Road
Gary H. Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey M. Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory M. Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James M. Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael F. Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

Effective June 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon Bond Index Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	2025	Senior Director and Chief Investment Officer, Mellon
Gregg A. Lee, CFA	2014*	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon

* Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a "feeder fund" of the Master Fund. These dates refer to the time during which the Fund was managed by JNAM and implemented its investment strategy directly through Mellon as sub-adviser.

Effective June 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Bond Index Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	June 2025*	Senior Director and Chief Investment Officer, Mellon
Gregg A. Lee, CFA	April 2021*	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon

* The Fund serves as the Master Fund for the JNL/Mellon Bond Index Fund (“Feeder Fund”). Marlene Walker Smith and Gregg Lee joined the Feeder Fund’s management team in 2025 and 2014, respectively.

This Supplement is dated June 5, 2025.

Supplement Dated July 21, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2025, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Darren Schryer.

Effective May 1, 2025 and July 11, 2025, respectively, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Christopher W. Clark and Trevor Martin.

Effective June 4, 2025, for the JNL/JPMorgan MidCap Growth Fund, please delete all references to and information for Daniel Bloomgarden.

Effective May 27, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan MidCap Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Felise Agranoff	December 2015	Managing Director, JPMorgan
Michael Stein	May 2025	Managing Director, JPMorgan

Effective June 2, 2025, In the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PIMCO Real Return Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Stephen Rodosky	January 2019	Managing Director and Portfolio Manager, PIMCO
Daniel He	December 2019	Executive Vice President and Portfolio Manager, PIMCO
Mike Cudzil	June 2025	Managing Director and Portfolio Manager, PIMCO

Effective June 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Capital Appreciation Fund and JNL/T. Rowe Price Capital Appreciation Equity Fund, please delete the Portfolio Managers tables in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
David R. Giroux, CFA	September 2013	Portfolio Manager, Chief Investment Officer, Investment Strategy Head and Chairman of Investment Advisory Committee, T. Rowe Price
Vivek Rajeswaran, CFA	June 2025	Portfolio Manager, T. Rowe Price
Mike Signore	June 2025	Portfolio Manager, T. Rowe Price
Brian Soloman, CFA	June 2025	Portfolio Manager, T. Rowe Price

This Supplement is dated July 21, 2025.

JNL Series Trust
225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

Please note that recent changes to your delivery preferences may not be reflected with this mailing.

For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect.

VADV6413 08/25

JACKSON®

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Asset Allocation Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.30%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$27,676
Total number of portfolio holdings	1,972
Portfolio turnover rate including mortgage dollar roll transactions	59%
Portfolio turnover rate excluding mortgage dollar roll transactions	33%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Capital Income Builder
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$14	0.27%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$1,566
Total number of portfolio holdings	1,075
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-101-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Capital World Bond Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.48%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$1,472
Total number of portfolio holdings	1,294
Portfolio turnover rate including mortgage dollar roll transactions	60%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1SRX-079-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Global Growth Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.41%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$8,591
Total number of portfolio holdings	160
Portfolio turnover rate	15%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-077-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Global Small Capitalization Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Small Capitalization Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.65%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$3,066
Total number of portfolio holdings	280
Portfolio turnover rate	27%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-075-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Growth Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$18	0.34%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$51,290
Total number of portfolio holdings	231
Portfolio turnover rate	14%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-027-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Growth-Income Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth- Income Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$14	0.28%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$45,562
Total number of portfolio holdings	154
Portfolio turnover rate	18%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0825 © 2025 Capital Group. All rights reserved

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – International Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$27	0.52%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$7,209
Total number of portfolio holdings	144
Portfolio turnover rate	42%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – New World Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.57%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$3,728
Total number of portfolio holdings	592
Portfolio turnover rate	23%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-076-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – The Bond Fund of America
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.24%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$10,966
Total number of portfolio holdings	2,062
Portfolio turnover rate including mortgage dollar roll transactions	120%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-078-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series® – Washington Mutual Investors Fund
Class 1 for the six months ended June 30, 2025

This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the “fund”) for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421- 4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$13	0.26%*

*Annualized.

Key fund statistics
Fund net assets (in millions)	$11,672
Total number of portfolio holdings	182
Portfolio turnover rate	18%
Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Important Information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

LLit. No. INA1SRX-072-0825 © 2025 Capital Group. All rights reserved.

American Funds Insurance Series®
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. INGEFP2-998-0825 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.78%	Shares	Value (000)
Information technology 28.43%
Microsoft Corp.	1,034,832	$514,736
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	513,061
NVIDIA Corp.	2,403,112	379,668
Broadcom, Inc.	948,982	261,587
ASML Holding NV (ADR)	147,394	118,120
ASML Holding NV	124,200	99,134
Shopify, Inc., Class A, subordinate voting shares (a)	654,749	75,525
NEC Corp.	2,416,000	70,783
SAP SE	225,367	68,531
Cloudflare, Inc., Class A (a)	336,935	65,982
Synopsys, Inc. (a)	114,153	58,524
Samsung Electronics Co., Ltd.	1,068,680	47,353
Capgemini SE	255,102	43,587
AppLovin Corp., Class A (a)	95,469	33,422
EPAM Systems, Inc. (a)	187,399	33,136
Adobe, Inc. (a)	45,228	17,498
International Business Machines Corp.	48,049	14,164
Keyence Corp.	30,400	12,210
Ubiquiti, Inc.	20,700	8,521
Xero, Ltd. (a)	61,011	7,220
		2,442,762

Financials 16.20%
3i Group PLC	2,750,796	155,566
Visa, Inc., Class A	311,603	110,635
Citigroup, Inc.	1,104,759	94,037
Aon PLC, Class A	244,466	87,216
Fiserv, Inc. (a)	499,162	86,060
Banco Bilbao Vizcaya Argentaria SA	5,017,421	77,159
Prudential PLC	5,689,457	71,271
Societe Generale	1,237,374	70,765
Brookfield Corp., Class A	1,113,070	68,843
AXA SA	1,220,825	59,924
Tradeweb Markets, Inc., Class A	332,600	48,693
Swissquote Group Holding, Ltd.	80,515	45,603
CVC Capital Partners PLC	1,959,718	40,121
Blackstone, Inc.	255,000	38,143
Ameriprise Financial, Inc.	67,606	36,083
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	31,939
Partners Group Holding AG	24,055	31,378
Eurobank Ergasias Services and Holdings SA	8,619,374	29,607
CME Group, Inc., Class A	103,473	28,519
XP, Inc., Class A	1,360,351	27,479
VZ Holding AG	122,172	26,730
Japan Post Insurance Co., Ltd.	1,156,950	26,199
UniCredit SpA	359,971	24,131
Aviva PLC	2,408,746	20,473
CaixaBank SA, non-registered shares	2,148,574	18,612
FinecoBank SpA	635,542	14,101
Skandinaviska Enskilda Banken AB, Class A	608,175	10,613
AIA Group, Ltd.	913,107	8,189
Jackson Financial, Inc., Class A	44,327	3,936
		1,392,025

Industrials 15.26%
Safran SA	544,489	176,957
Comfort Systems USA, Inc.	278,016	149,075
TransDigm Group, Inc.	50,071	76,140
Airbus SE, non-registered shares	364,243	76,055

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BAE Systems PLC	2,424,921	$62,793
Ryanair Holdings PLC (ADR)	1,069,423	61,674
Copart, Inc. (a)	1,011,807	49,649
Howmet Aerospace, Inc.	262,240	48,811
GT Capital Holdings, Inc.	4,680,871	47,698
Saab AB, Class B	797,272	44,461
RELX PLC	721,205	38,975
Crane Co.	204,000	38,738
Siemens AG	150,600	38,611
Honeywell International, Inc.	159,884	37,234
Ingersoll-Rand, Inc.	433,179	36,032
Boeing Co. (The) (a)	159,644	33,450
Hitachi, Ltd.	1,115,800	32,582
Compagnie de Saint-Gobain SA, non-registered shares	270,675	31,769
General Electric Co.	112,142	28,864
Alliance Global Group, Inc.	156,400,700	25,044
ASSA ABLOY AB, Class B	777,100	24,247
Schneider Electric SE	88,500	23,539
Core & Main, Inc., Class A (a)	303,180	18,297
Carrier Global Corp.	242,000	17,712
ITOCHU Corp.	312,960	16,421
Kongsberg Gruppen ASA	404,170	15,673
DSV A/S	59,397	14,273
RS Group PLC	1,745,907	13,768
ATI, Inc. (a)	152,323	13,152
Recruit Holdings Co., Ltd.	167,400	9,922
Daikin Industries, Ltd.	76,900	9,091
		1,310,707

Consumer discretionary 14.61%
Amazon.com, Inc. (a)	518,956	113,854
Chipotle Mexican Grill, Inc. (a)	1,878,200	105,461
Prosus NV, Class N	1,846,586	103,256
MercadoLibre, Inc. (a)	39,062	102,094
Booking Holdings, Inc.	15,225	88,141
Renault SA	1,688,781	77,841
Compagnie Financiere Richemont SA, Class A	338,392	63,738
Starbucks Corp.	616,040	56,448
Trip.com Group, Ltd. (ADR)	932,676	54,692
MGM China Holdings, Ltd.	28,793,200	47,243
Sanrio Co., Ltd.	950,000	45,968
Entain PLC	3,341,847	41,331
InterContinental Hotels Group PLC	360,000	41,035
LKQ Corp.	1,041,420	38,543
Flutter Entertainment PLC (a)	126,797	36,233
LVMH Moet Hennessy-Louis Vuitton SE	64,729	33,900
Moncler SpA	527,245	30,053
Inchcape PLC	2,991,192	29,808
Ferrari NV (EUR denominated)	51,774	25,377
Restaurant Brands International, Inc. (CAD denominated)	318,949	21,157
Toll Brothers, Inc.	167,692	19,139
Wynn Macau, Ltd.	21,430,000	14,796
YUM! Brands, Inc.	94,493	14,002
Alibaba Group Holding, Ltd. (ADR)	98,929	11,219
Industria de Diseno Textil SA	209,813	10,919
Global-E Online, Ltd. (a)	300,000	10,062
Tesla, Inc. (a)	29,759	9,453
Hyundai Motor Co.	61,211	9,230
		1,254,993

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.77%
Eli Lilly and Co.	205,754	$160,391
Vertex Pharmaceuticals, Inc. (a)	247,071	109,996
Novo Nordisk AS, Class B	984,147	68,306
Sanofi	640,801	62,055
Argenx SE (ADR) (a)	97,099	53,523
Regeneron Pharmaceuticals, Inc.	83,600	43,890
Cigna Group (The)	132,736	43,880
Alnylam Pharmaceuticals, Inc. (a)	123,340	40,220
Pfizer, Inc.	1,418,993	34,396
Centene Corp. (a)	580,852	31,529
EssilorLuxottica SA	91,606	25,131
UnitedHealth Group, Inc.	70,900	22,119
Siemens Healthineers AG	345,670	19,162
Bayer AG	537,074	16,154
Thermo Fisher Scientific, Inc.	32,200	13,056
Pro Medicus, Ltd.	48,121	9,029
Viatris, Inc.	110,678	988
Euroapi SA (a)(b)	5,869	20
		753,845

Communication services 6.37%
Meta Platforms, Inc., Class A	242,200	178,765
Alphabet, Inc., Class A	881,162	155,287
Spotify Technology SA (a)	97,672	74,948
Publicis Groupe SA	408,300	46,018
Nintendo Co., Ltd.	376,100	36,251
Bharti Airtel, Ltd.	868,779	20,358
Tencent Holdings, Ltd.	297,100	19,037
CTS Eventim AG & Co. KGaA	135,001	16,761
		547,425

Consumer staples 3.17%
Dollar General Corp.	408,173	46,687
British American Tobacco PLC	863,200	41,032
Costco Wholesale Corp.	35,210	34,856
Carrefour SA, non-registered shares	2,201,230	31,037
Philip Morris International, Inc.	167,000	30,416
Monster Beverage Corp. (a)	440,000	27,562
Nestle SA	261,067	25,937
Pernod Ricard SA	192,833	19,217
Loblaw Companies, Ltd.	93,102	15,400
		272,144

Energy 2.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,940,000	60,974
TotalEnergies SE	679,182	41,682
Tourmaline Oil Corp.	612,792	29,565
NAC Kazatomprom JSC (GDR)	585,731	25,304
Reliance Industries, Ltd.	1,105,000	19,335
Schlumberger NV	406,169	13,729
		190,589

Materials 2.13%
Linde PLC	214,708	100,737
Amcor PLC (CDI)	3,567,000	33,336

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	1,128,850	$20,053
LyondellBasell Industries NV	250,227	14,478
Lynas Rare Earths, Ltd. (a)	2,549,209	14,445
		183,049

Utilities 0.52%
Torrent Power, Ltd.	1,918,769	32,836
FirstEnergy Corp.	286,296	11,526
		44,362

Real estate 0.10%
Mirvac Group REIT	5,948,947	8,614
Total common stocks (cost: $4,866,714,000)		8,400,515
Preferred securities 0.19%
Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	460,450	16,888
Total preferred securities (cost: $12,816,000)		16,888
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)(d)	2,375,659	237,566
Total short-term securities (cost: $237,553,000)		237,566
Total investment securities 100.74% (cost: $5,117,083,000)		8,654,969
Other assets less liabilities (0.74)%		(63,517)
Net assets 100.00%		$8,591,452
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)	$283,574	$775,998	$821,926	$(41)	$(39)	$237,566	$5,913

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $11,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars

CDI = CREST Depository Interest
EUR = Euros

GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	4

Global Small Capitalization Fund
Investment portfolio June 30, 2025unaudited

Common stocks 94.90%	Shares	Value (000)
Industrials 22.49%
Cleanaway Waste Management, Ltd.	16,692,698	$29,883
International Container Terminal Services, Inc.	3,892,880	28,404
Takasago Thermal Engineering Co., Ltd.	550,274	27,081
UL Solutions, Inc., Class A	357,358	26,037
CBIZ, Inc. (a)	360,344	25,840
ATI, Inc. (a)	273,691	23,630
Diploma PLC	348,043	23,352
Trelleborg AB, Class B	614,656	22,875
Qantas Airways, Ltd.	3,113,684	22,009
Adecco Group AG	726,245	21,583
Nexans SA	165,102	21,568
VSE Corp.	161,862	21,201
Comfort Systems USA, Inc.	31,592	16,940
Inox Wind, Ltd. (a)	8,025,554	16,409
Carel Industries SpA	596,421	15,878
Rumo SA	4,466,646	15,234
LS Electric Co., Ltd.	68,327	15,138
Casella Waste Systems, Inc., Class A (a)	128,613	14,839
Sinfonia Technology Co., Ltd.	218,586	14,815
Air Lease Corp., Class A	250,000	14,622
REV Group, Inc.	291,763	13,885
Hensoldt AG	117,338	13,462
RENK Group AG	157,353	12,578
Kandenko Co., Ltd.	530,900	12,288
Godrej Industries, Ltd. (a)	802,102	11,655
ICF International, Inc.	120,109	10,174
Alaska Air Group, Inc. (a)	200,000	9,896
Howden Joinery Group PLC	831,191	9,766
IMCD NV	71,833	9,650
First Advantage Corp. (a)	578,142	9,603
Applied Industrial Technologies, Inc.	39,533	9,189
dormakaba Holding AG	9,722	8,883
Addtech AB, Class B	245,222	8,346
Visional, Inc. (a)	105,238	8,119
XPO, Inc. (a)	63,304	7,995
Engcon AB, Class B	770,224	7,343
Reliance Worldwide Corp., Ltd.	2,633,607	7,107
Tetra Tech, Inc.	197,183	7,091
Beijer Ref AB, Class B	445,805	7,037
Bombardier, Inc., Class B (a)	75,000	6,534
Localiza Rent a Car SA, ordinary nominative shares	855,885	6,383
SPIE SA	111,728	6,278
Georg Fischer AG	69,127	5,650
CSW Industrials, Inc.	19,652	5,637
Trex Co., Inc. (a)	102,977	5,600
Byrna Technologies, Inc. (a)	166,228	5,133
Kurita Water Industries, Ltd.	125,000	4,946
SATS, Ltd.	2,022,100	4,835
Matson, Inc.	41,560	4,628
AZEK Co., Inc. (The), Class A (a)	81,825	4,447
WESCO International, Inc.	20,529	3,802
IndiaMart InterMesh, Ltd.	122,889	3,723
KEI Industries, Ltd.	84,089	3,719
Wizz Air Holdings PLC (a)(b)	221,203	3,310
Sterling Infrastructure, Inc. (a)	13,897	3,206
Voyager Technologies, Inc., Class A (a)(b)	61,500	2,414
Herc Holdings, Inc.	15,514	2,043
Delhivery, Ltd. (a)	433,780	1,936

5	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mueller Industries, Inc.	23,732	$1,886
THK Co., Ltd.	64,800	1,736
McGrath RentCorp	4,336	503
		689,754

Financials 15.43%
Cholamandalam Investment and Finance Co., Ltd.	1,955,819	37,128
Eurobank Ergasias Services and Holdings SA	9,230,606	31,706
Glacier Bancorp, Inc.	675,237	29,089
HDFC Asset Management Co., Ltd.	480,000	29,059
Vontobel Holding AG	354,868	28,669
Stifel Financial Corp.	269,807	28,001
SLM Corp.	824,188	27,025
Max Financial Services, Ltd. (a)	982,332	18,867
Baldwin Insurance Group, Inc. (The), Class A (a)	436,452	18,684
IIFL Finance, Ltd. (a)	3,028,075	16,692
Janus Henderson Group PLC	422,023	16,391
SiriusPoint, Ltd. (a)	700,000	14,273
Lazard, Inc., Class A	297,467	14,272
Porto Seguro SA	1,400,932	14,233
Home BancShares, Inc.	495,420	14,100
Pluxee NV	642,301	13,989
Asia Commercial Joint Stock Bank	13,830,250	11,278
Banco del Bajio, SA	4,062,979	9,819
SouthState Corp.	102,954	9,475
Essent Group, Ltd.	150,000	9,109
First American Financial Corp.	143,871	8,832
Patria Investments, Ltd., Class A	537,189	7,553
360 ONE WAM, Ltd.	469,058	6,533
EFG International AG	334,117	6,190
Discovery, Ltd.	483,482	5,866
Sprott, Inc.	82,833	5,726
CVB Financial Corp.	288,772	5,715
Bridgepoint Group PLC	1,232,030	5,256
Kyoto Financial Group, Inc.	263,300	4,721
PJT Partners, Inc., Class A	28,318	4,673
Root, Inc., Class A (a)	35,560	4,551
JB Financial Group Co., Ltd.	294,756	4,488
Haci Omer Sabanci Holding AS	1,751,573	3,944
FirstCash Holdings, Inc.	25,763	3,482
Capitec Bank Holdings, Ltd.	11,138	2,234
BNK Financial Group, Inc.	173,416	1,600
		473,223

Information technology 13.18%
Allegro MicroSystems, Inc. (a)	1,164,843	39,826
PAR Technology Corp. (a)(c)	325,484	22,579
PAR Technology Corp. (a)	155,085	10,758
MACOM Technology Solutions Holdings, Inc. (a)	225,450	32,305
King Slide Works Co., Ltd.	361,784	25,203
Silicon Laboratories, Inc. (a)	161,697	23,828
Pegasystems, Inc.	359,598	19,465
Kokusai Electric Corp.	802,379	19,318
Q2 Holdings, Inc. (a)	198,415	18,570
Credo Technology Group Holding, Ltd. (a)	194,072	17,969
Semtech Corp. (a)	356,911	16,111
eMemory Technology, Inc.	168,430	13,607
Lumentum Holdings, Inc. (a)	137,966	13,115
Insight Enterprises, Inc. (a)	84,243	11,633

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Riken Keiki Co., Ltd.	543,100	$11,408
Klaviyo, Inc., Class A (a)	328,169	11,020
Maruwa Co., Ltd.	38,254	10,982
Alphawave IP Group PLC (a)	3,569,476	8,535
Tokyo Seimitsu Co., Ltd.	124,023	8,279
Ncino, Inc. (a)	269,841	7,547
Fabrinet, non-registered shares (a)	25,161	7,414
Unity Software, Inc. (a)	302,073	7,310
Lattice Semiconductor Corp. (a)	139,780	6,848
Topicus.com, Inc., subordinate voting shares (a)	51,481	6,450
Confluent, Inc., Class A (a)	235,033	5,859
MKS, Inc.	56,170	5,581
Softcat PLC	211,275	4,979
HPSP Co., Ltd.	182,260	3,748
Cellebrite DI, Ltd. (a)	194,979	3,120
Hexaware Technologies, Ltd.	265,045	2,629
Blockchain Group (The) (a)(b)	490,674	2,491
ASMPT, Ltd.	316,400	2,320
MongoDB, Inc., Class A (a)	10,484	2,201
Silvaco Group, Inc. (a)(b)	163,728	773
Yotpo, Ltd. (a)(c)(d)	678,736	428
		404,209

Consumer discretionary 12.48%
Entain PLC	3,136,472	38,791
DraftKings, Inc., Class A (a)	657,778	28,212
Thor Industries, Inc.	281,786	25,025
Sega Sammy Holdings, Inc.	918,700	22,042
Genius Sports, Ltd. (a)	1,640,078	17,057
TopBuild Corp. (a)	52,196	16,898
Light & Wonder, Inc. (a)	97,580	9,393
Light & Wonder, Inc. Chess Depository Receipt (a)	75,431	7,319
Inchcape PLC	1,658,830	16,531
Food & Life Cos., Ltd.	315,200	15,354
Wyndham Hotels & Resorts, Inc.	180,987	14,698
CAVA Group, Inc. (a)	172,411	14,522
Guzman y Gomez, Ltd. (a)	626,907	11,672
Champion Homes, Inc. (a)	181,982	11,394
Acushnet Holdings Corp.	150,000	10,923
Ollie’s Bargain Outlet Holdings, Inc. (a)	78,598	10,358
Grand Canyon Education, Inc. (a)	50,511	9,547
Boot Barn Holdings, Inc. (a)	60,630	9,216
Lottomatica Group SpA	324,745	9,012
Sanrio Co., Ltd.	150,500	7,282
Patrick Industries, Inc.	73,088	6,744
tonies SE, Class A (a)	960,519	6,743
MRF, Ltd.	4,006	6,650
Steven Madden, Ltd.	270,679	6,491
Camping World Holdings, Inc., Class A	363,746	6,253
Aditya Vision, Ltd.	1,409,045	6,129
Yonex Co., Ltd.	300,000	6,041
Tube Investments of India, Ltd.	166,232	6,026
Five Below, Inc. (a)	41,947	5,503
Cairn Homes PLC (EUR denominated)	2,026,044	5,119
Zalando SE, non-registered shares (a)	142,442	4,690
Smartfit Escola de Ginastica e Danca SA	980,320	4,482

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Shoei Co., Ltd.	320,200	$3,869
Victoria’s Secret & Co. (a)	137,388	2,544
EIH, Ltd.	29,163	126
		382,656

Health care 11.54%
Insulet Corp. (a)	138,345	43,465
Masimo Corp. (a)	176,106	29,625
DiaSorin Italia SpA	218,636	23,400
Ensign Group, Inc. (The)	131,436	20,275
Max Healthcare Institute, Ltd.	1,220,256	18,156
Carl Zeiss Meditec AG, non-registered shares (b)	236,775	15,898
Vimian Group AB (publ) (a)(b)	3,741,179	15,818
IDEAYA Biosciences, Inc. (a)	683,100	14,359
Glenmark Pharmaceuticals, Ltd.	653,989	13,374
Ambu AS, Class B, non-registered shares	799,520	12,547
Addus HomeCare Corp. (a)	105,462	12,148
BridgeBio Pharma, Inc. (a)	266,511	11,508
Asker Healthcare Group AB (a)	964,065	11,107
CONMED Corp.	189,210	9,854
Encompass Health Corp.	78,343	9,607
Haemonetics Corp. (a)	124,768	9,309
iRhythm Technologies, Inc. (a)	49,337	7,596
Aster DM Healthcare, Ltd.	1,089,547	7,573
Kymera Therapeutics, Inc. (a)	149,795	6,537
Indegene, Ltd.	965,116	6,467
Denali Therapeutics, Inc. (a)	454,147	6,354
Integer Holdings Corp. (a)	50,070	6,157
Bio-Techne Corp.	117,228	6,031
Vaxcyte, Inc. (a)	180,439	5,866
Dr. Lal PathLabs, Ltd.	151,312	4,934
AddLife AB, Class B	241,770	4,822
Vericel Corp. (a)	97,455	4,147
Establishment Labs Holdings, Inc. (a)(b)	92,322	3,943
Enliven Therapeutics, Inc. (a)(b)	149,388	2,997
Prestige Consumer Healthcare, Inc. (a)	32,983	2,634
Angelalign Technology, Inc.	318,348	2,293
Zealand Pharma AS (a)(b)	39,000	2,184
Bachem Holding AG (b)	24,766	1,810
Biohaven, Ltd. (a)	62,303	879
		353,674

Materials 5.92%
Materion Corp.	255,673	20,293
Knife River Corp. (a)	242,566	19,803
Resonac Holdings Co., Ltd.	827,000	19,233
Sumitomo Bakelite Co., Ltd.	639,359	18,510
Celanese Corp.	294,262	16,281
Lundin Gold, Inc.	300,000	15,840
Lundin Mining Corp.	1,000,000	10,516
Huhtamaki OYJ	276,021	9,845
Dyno Nobel, Ltd.	5,276,174	9,341
LANXESS AG	241,395	7,183
Acerinox, SA	507,145	6,464
Osaka Soda Co., Ltd.	384,900	4,803
Verallia SAS	140,206	4,657
Cabot Corp.	48,229	3,617
Arkema SA	43,503	3,205
Vicat SACA	40,492	2,805

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Umicore SA	181,924	$2,674
ASP Isotopes, Inc. (a)(b)	344,175	2,533
NV Bekaert SA	53,808	2,222
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,552
		181,377

Communication services 4.39%
Magnite, Inc. (a)	1,533,111	36,979
Nippon Television Holdings, Inc.	1,086,100	25,236
Indosat Tbk PT	135,085,677	17,390
Springer Nature AG & Co. KGaA, non-registered shares	609,415	13,395
Rightmove PLC	1,209,594	13,094
New York Times Co., Class A	175,000	9,796
Lionsgate Studios Corp. (a)	1,051,920	6,112
Future PLC	515,448	5,158
JCDecaux SE	183,003	3,341
Starz Entertainment Corp. (a)	151,869	2,441
Bharti Hexacom, Ltd.	68,127	1,551
		134,493

Real estate 2.58%
Embassy Office Parks REIT	5,208,572	23,656
Charter Hall Group REIT	1,663,583	21,011
Lodha Developers, Ltd.	442,564	7,143
UMH Properties, Inc. REIT	410,600	6,894
St. Joe Co.	124,878	5,956
Mindspace Business Parks REIT	1,250,000	5,831
Corp. Inmobiliaria Vesta, SAB de CV (b)	1,900,000	5,222
Altus Group, Ltd.	89,910	3,479
		79,192

Consumer staples 2.50%
Raia Drogasil SA, ordinary nominative shares	7,178,745	19,978
Universal Robina Corp.	11,735,715	18,657
BBB Foods, Inc., Class A (a)	669,472	18,585
Lamb Weston Holdings, Inc.	170,000	8,814
Apotea Sverige AB (a)	845,173	7,879
e.l.f. Beauty, Inc. (a)	22,848	2,843
		76,756

Energy 2.48%
Weatherford International	512,177	25,768
NuVista Energy, Ltd. (a)	1,249,839	13,749
CNX Resources Corp. (a)	350,000	11,788
Vista Energy, SAB de CV, Class A (ADR) (a)	202,376	9,676
Aegis Logistics Ltd.	790,464	7,151
Aegis Vopak Terminals, Ltd. (a)	711,249	2,035
Aegis Vopak Terminals, Ltd. (a)(e)	241,762	692
NexGen Energy, Ltd. (a)	380,341	2,639
Denison Mines Corp. (a)	1,375,744	2,515
		76,013

Utilities 1.91%
Neoenergia SA	4,000,086	18,819
Black Hills Corp.	197,486	11,079

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Talen Energy Corp. (a)	36,428	$10,592
SembCorp Industries, Ltd.	1,536,800	8,279
Nippon Gas Co., Ltd.	411,600	7,577
ACEN Corp.	50,415,592	2,318
		58,664
Total common stocks (cost: $2,104,018,000)		2,910,011
Preferred securities 0.77%
Information technology 0.47%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	11,470
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	1,360
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	181
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	173
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	116
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	56
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	48
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	27
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	21
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	1,070
		14,522

Financials 0.30%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	641,250	9,138
Total preferred securities (cost: $28,669,000)		23,660
Convertible stocks 0.43%
Materials 0.43%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	406,409	13,046
Total convertible stocks (cost: $12,428,000)		13,046
Convertible bonds & notes 0.13%	Principal amount (000)
Information technology 0.13%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD600	908
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028	3,235	833
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	8,923	2,298
Total convertible bonds & notes (cost: $4,448,000)		4,039
Short-term securities 5.28%	Shares
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)(g)	1,423,124	142,312

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 4.35% (f)(g)(h)	138,096	$13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	5,832,209	5,832
		19,642
Total short-term securities (cost: $161,942,000)		161,954
Total investment securities 101.51% (cost: $2,311,505,000)		3,112,710
Other assets less liabilities (1.51)%		(46,233)
Net assets 100.00%		$3,066,477
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(i)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 5.09%
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)	16,001	418,610	292,289	(20)	10	142,312	2,399
Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund 4.35% (f)(h)	19,927		6,117 (j)			13,810	— (k)
Total short-term securities						156,122
Total 5.09%				$2,156	$(12,779)	$156,122	$2,399

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp. (a)	3/8/2024	$12,580	$22,579	0.74%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	11,470	0.37
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	1,360	0.05
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	428	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	181	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	173	0.01
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	116	0.00 (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	56	0.00 (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	48	0.00 (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	27	0.00 (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	21	0.00 (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	1,070	0.03
Total		$39,671	$37,529	1.22%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $21,033,000, which represented 0.69% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $37,529,000, which represented 1.22% of the net assets of the fund.

(d)	Value determined using significant unobservable inputs.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $692,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.18%	Shares	Value (000)
Information technology 27.11%
NVIDIA Corp.	16,406,398	$2,592,047
Microsoft Corp.	4,808,489	2,391,790
Broadcom, Inc.	7,732,511	2,131,467
Cloudflare, Inc., Class A (a)	4,644,781	909,587
Shopify, Inc., Class A, subordinate voting shares (a)	7,554,237	871,381
MicroStrategy, Inc., Class A (a)	1,507,861	609,523
Micron Technology, Inc.	4,702,712	579,609
Taiwan Semiconductor Manufacturing Co., Ltd.	10,759,000	390,406
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	84,037
Apple, Inc.	2,252,048	462,053
Salesforce, Inc.	1,191,227	324,836
Constellation Software, Inc.	87,642	321,361
Adobe, Inc. (a)	740,568	286,511
Synopsys, Inc. (a)	548,921	281,421
SK hynix, Inc.	1,164,664	251,987
Motorola Solutions, Inc.	392,000	164,820
ASML Holding NV (ADR)	159,102	127,502
ASML Holding NV	25,261	20,163
KLA Corp.	145,050	129,927
Oracle Corp.	588,434	128,649
Unity Software, Inc. (a)	5,288,825	127,990
Palantir Technologies, Inc., Class A (a)	809,801	110,392
AppLovin Corp., Class A (a)	270,000	94,522
Datadog, Inc., Class A (a)	649,685	87,272
DocuSign, Inc. (a)	922,000	71,815
ARM Holdings PLC (ADR) (a)(b)	437,756	70,803
Intel Corp.	2,250,000	50,400
RingCentral, Inc., Class A (a)	1,465,500	41,547
Atlassian Corp., Class A (a)	175,462	35,635
ServiceNow, Inc. (a)	31,490	32,374
Fair Isaac Corp. (a)	16,963	31,008
ASM International NV	41,358	26,473
Accenture PLC, Class A	74,063	22,137
Applied Materials, Inc.	102,877	18,834
MKS, Inc.	101,047	10,040
HubSpot, Inc. (a)	14,369	7,998
Stripe, Inc., Class B (a)(c)(d)	168,598	5,985
		13,904,302

Communication services 19.98%
Meta Platforms, Inc., Class A	6,460,365	4,768,331
Netflix, Inc. (a)	1,675,116	2,243,198
Alphabet, Inc., Class C	6,355,470	1,127,397
Alphabet, Inc., Class A	5,364,896	945,455
Charter Communications, Inc., Class A (a)	752,094	307,464
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	236,368
ROBLOX Corp., Class A (a)	1,951,083	205,254
Live Nation Entertainment, Inc. (a)	1,297,347	196,263
Take-Two Interactive Software, Inc. (a)	355,373	86,302
Comcast Corp., Class A	1,343,725	47,957
Nintendo Co., Ltd.	411,400	39,653
T-Mobile US, Inc.	99,374	23,677
Pinterest, Inc., Class A (a)	352,109	12,627
Frontier Communications Parent, Inc. (a)	244,130	8,886
		10,248,832

Consumer discretionary 13.76%
Tesla, Inc. (a)	7,509,093	2,385,339
Amazon.com, Inc. (a)	5,592,177	1,226,868

13	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	2,278,615	$713,525
DoorDash, Inc., Class A (a)	1,700,000	419,067
Chipotle Mexican Grill, Inc. (a)	5,026,162	282,219
NIKE, Inc., Class B	3,183,461	226,153
Tractor Supply Co.	3,325,000	175,460
Hermes International	61,000	165,195
Aramark	3,218,114	134,742
Burlington Stores, Inc. (a)	571,948	133,058
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	123,606
Booking Holdings, Inc.	21,261	123,085
Home Depot, Inc.	315,781	115,778
Duolingo, Inc., Class A (a)	267,716	109,769
Flutter Entertainment PLC (a)	330,165	94,348
Rivian Automotive, Inc., Class A (a)(b)	5,693,160	78,224
Wayfair, Inc., Class A (a)	1,406,061	71,906
Service Corp. International	848,647	69,080
D.R. Horton, Inc.	478,018	61,626
Amadeus IT Group SA, Class A, non-registered shares	661,683	55,714
Starbucks Corp.	443,476	40,636
DraftKings, Inc., Class A (a)	908,357	38,959
YUM! Brands, Inc.	246,744	36,563
Floor & Decor Holdings, Inc., Class A (a)	437,000	33,194
Five Below, Inc. (a)	252,000	33,057
Churchill Downs, Inc.	295,641	29,860
Marriott International, Inc., Class A	56,000	15,300
Polaris, Inc.	371,000	15,081
TopBuild Corp. (a)	40,220	13,021
YETI Holdings, Inc. (a)	325,329	10,254
Caesars Entertainment, Inc. (a)	356,300	10,115
Hilton Worldwide Holdings, Inc.	36,119	9,620
Helen of Troy, Ltd. (a)	269,597	7,651
		7,058,073

Health care 11.06%
Intuitive Surgical, Inc. (a)	1,991,933	1,082,437
Eli Lilly and Co.	922,850	719,389
Vertex Pharmaceuticals, Inc. (a)	1,490,615	663,622
Alnylam Pharmaceuticals, Inc. (a)	1,686,200	549,853
UnitedHealth Group, Inc.	930,678	290,344
Boston Scientific Corp. (a)	2,547,986	273,679
HCA Healthcare, Inc.	627,846	240,528
Thermo Fisher Scientific, Inc.	472,926	191,753
Hims & Hers Health, Inc., Class A (a)	2,848,145	141,980
Illumina, Inc. (a)	1,344,976	128,324
Regeneron Pharmaceuticals, Inc.	231,073	121,313
Centene Corp. (a)	2,053,544	111,466
Bristol-Myers Squibb Co.	1,979,253	91,620
Guardant Health, Inc. (a)	1,705,050	88,731
Insmed, Inc. (a)	796,167	80,126
Ascendis Pharma AS (ADR) (a)	444,896	76,789
Mettler-Toledo International, Inc. (a)	62,042	72,882
Align Technology, Inc. (a)	369,578	69,972
Danaher Corp.	340,644	67,291
Ionis Pharmaceuticals, Inc. (a)	1,674,900	66,175
Novo Nordisk AS, Class B	917,755	63,698
Exact Sciences Corp. (a)	1,192,321	63,360
EssilorLuxottica SA	229,003	62,826
BioNTech SE (ADR) (a)(b)	562,734	59,914
Abbott Laboratories	371,669	50,551
Molina Healthcare, Inc. (a)	161,327	48,059

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
AstraZeneca PLC	343,952	$47,779
Royalty Pharma PLC, Class A	955,185	34,415
Veeva Systems, Inc., Class A (a)	87,585	25,223
IQVIA Holdings, Inc. (a)	105,500	16,626
CRISPR Therapeutics AG (a)(b)	334,619	16,276
Amgen, Inc.	55,569	15,515
Elevance Health, Inc.	26,768	10,412
QIAGEN NV	215,885	10,375
Verily Life Sciences, LLC (a)(c)(d)	300,178	9,825
Sarepta Therapeutics, Inc. (a)	498,337	8,521
		5,671,649

Industrials 10.54%
TransDigm Group, Inc.	716,472	1,089,496
General Electric Co.	1,544,121	397,441
Quanta Services, Inc.	987,626	373,402
Uber Technologies, Inc. (a)	3,500,000	326,550
Axon Enterprise, Inc. (a)	366,366	303,329
United Rentals, Inc.	343,479	258,777
Ingersoll-Rand, Inc.	2,632,733	218,991
GE Vernova, Inc.	384,741	203,586
United Airlines Holdings, Inc. (a)	2,300,410	183,182
ATI, Inc. (a)	2,086,140	180,117
Dayforce, Inc. (a)	3,030,416	167,855
Republic Services, Inc.	664,509	163,875
Equifax, Inc.	626,858	162,588
Boeing Co. (The) (a)	684,135	143,347
FTAI Aviation, Ltd.	1,094,574	125,920
Copart, Inc. (a)	2,348,144	115,223
Northrop Grumman Corp.	202,123	101,057
Airbus SE, non-registered shares	426,445	89,043
Ryanair Holdings PLC (ADR)	1,404,492	80,997
Ryanair Holdings PLC	96,554	2,732
Rocket Lab Corp. (a)(b)	2,320,675	83,011
Casella Waste Systems, Inc., Class A (a)	701,174	80,901
Old Dominion Freight Line, Inc.	490,000	79,527
Willscot Holdings Corp., Class A	2,545,837	69,756
Carrier Global Corp.	739,587	54,130
ITT, Inc.	343,000	53,793
Saia, Inc. (a)	192,280	52,683
Honeywell International, Inc.	204,196	47,553
HEICO Corp.	137,622	45,140
Bombardier, Inc., Class B (a)	518,058	45,135
XPO, Inc. (a)	263,564	33,286
Lennox International, Inc.	43,370	24,861
Safran SA	49,416	16,060
FedEx Corp.	68,327	15,531
Tetra Tech, Inc.	342,234	12,307
Einride AB (a)(c)(d)	78,648	2,633
		5,403,815

Financials 7.98%
Visa, Inc., Class A	2,685,292	953,413
Bank of America Corp.	7,760,600	367,232
Fiserv, Inc. (a)	1,979,966	341,366
Toast, Inc., Class A (a)	7,274,350	322,181
Mastercard, Inc., Class A	492,848	276,951
KKR & Co., Inc.	2,009,945	267,383
Affirm Holdings, Inc., Class A (a)	3,595,701	248,607

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Apollo Asset Management, Inc.	1,370,731	$194,466
Brookfield Corp., Class A	2,314,781	143,169
Capital One Financial Corp.	632,231	134,513
Blackstone, Inc.	802,515	120,040
Blue Owl Capital, Inc., Class A	4,832,647	92,835
Progressive Corp.	307,337	82,016
Block, Inc., Class A (a)	1,119,780	76,067
UBS Group AG	2,174,000	73,567
Ryan Specialty Holdings, Inc., Class A	1,007,426	68,495
First Citizens BancShares, Inc., Class A	31,833	62,280
Marsh & McLennan Cos., Inc.	275,836	60,309
Ares Management Corp., Class A	346,466	60,008
Truist Financial Corp.	1,350,366	58,052
Intercontinental Exchange, Inc.	176,208	32,329
Aon PLC, Class A	57,337	20,455
Kinsale Capital Group, Inc.	34,500	16,694
Arch Capital Group, Ltd.	159,854	14,555
Coinbase Global, Inc., Class A (a)	21,116	7,401
		4,094,384

Consumer staples 2.05%
Performance Food Group Co. (a)	3,559,500	311,350
Costco Wholesale Corp.	303,405	300,353
Dollar General Corp.	665,684	76,141
Mondelez International, Inc., Class A	861,831	58,122
Bunge Global SA	679,809	54,575
Philip Morris International, Inc.	298,723	54,406
Constellation Brands, Inc., Class A	325,000	52,871
Church & Dwight Co., Inc.	483,136	46,434
Dollar Tree Stores, Inc. (a)	372,328	36,875
Keurig Dr Pepper, Inc.	903,000	29,853
Estee Lauder Cos., Inc. (The), Class A	350,812	28,346
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	2,671
		1,051,997

Energy 1.98%
EOG Resources, Inc.	2,848,235	340,677
MEG Energy Corp.	8,273,055	156,318
Baker Hughes Co., Class A	3,500,000	134,190
Cenovus Energy, Inc. (CAD denominated)	6,693,761	91,085
TechnipFMC PLC	2,000,000	68,880
Canadian Natural Resources, Ltd. (CAD denominated)	2,160,826	67,915
Diamondback Energy, Inc.	325,000	44,655
EQT Corp.	701,954	40,938
Tourmaline Oil Corp.	596,759	28,792
Schlumberger NV	662,103	22,379
ConocoPhillips	225,174	20,207
		1,016,036

Materials 1.42%
Wheaton Precious Metals Corp.	2,574,257	231,168
Grupo Mexico, SAB de CV, Series B	19,156,155	116,032
Royal Gold, Inc.	551,247	98,034
Albemarle Corp.	1,072,000	67,182
Linde PLC	122,857	57,642
Franco-Nevada Corp. (CAD denominated)	323,280	53,076

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
LyondellBasell Industries NV	856,344	$49,548
Sherwin-Williams Co.	98,004	33,651
Glencore PLC	5,275,000	20,535
		726,868

Utilities 0.70%
Constellation Energy Corp.	894,062	288,568
PG&E Corp.	4,145,582	57,789
Southern Co. (The)	127,300	11,690
		358,047

Real estate 0.60%
CoStar Group, Inc. (a)	2,099,529	168,802
Zillow Group, Inc., Class C, nonvoting shares (a)	2,008,084	140,666
		309,468
Total common stocks (cost: $20,717,415,000)		49,843,471
Preferred securities 0.29%
Information technology 0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	98,099
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	1,869
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	2,056
		141,620

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(c)(d)	154,765	5,182
Total preferred securities (cost: $96,054,000)		146,802
Rights & warrants 0.04%
Information technology 0.04%
Openai Global, LLC, rights (a)(c)(d)	13,740,540	22,672
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $13,741,000)		22,672
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	4,131

Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)(d)	809,003	566
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)(d)	171,920	120
Total convertible stocks (cost: $18,269,000)		4,817

17	American Funds Insurance Series

Growth Fund (continued)
Short-term securities 3.06%	Shares	Value (000)
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)(h)	14,433,847	$1,443,384

Money market investments purchased with collateral from securities on loan 0.25%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(i)	126,327,908	126,327
Total short-term securities (cost: $1,569,522,000)		1,569,711
Total investment securities 100.58% (cost: $22,415,001,000)		51,587,473
Other assets less liabilities (0.58)%		(297,705)
Net assets 100.00%		$51,289,768
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)	$1,045,665	$3,192,626	$2,794,827	$(73)	$(7)	$1,443,384	$28,944
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (g)	4,032		4,032 (j)			—	— (k)
Total 2.81%				$(73)	$(7)	$1,443,384	$28,944

American Funds Insurance Series	18

Growth Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	$55,637	$98,099	0.19%
Stripe, Inc., Class B (a)(c)	5/6/2021	6,766	5,985	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	1,869	0.01
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,305	0.01
Openai Global, LLC, rights (a)(c)	9/30/2024	13,741	22,672	0.04
Verily Life Sciences, LLC (a)(c)	12/21/2018	37,000	9,825	0.02
Einride AB, Series C, preferred shares (a)(c)	11/23/2022-8/1/2024	5,262	5,182	0.01
Einride AB (a)(c)	2/1/2023	2,674	2,633	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	2,671	0.00 (l)
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	2,056	0.00 (l)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)	12/14/2023	1,382	566	0.00 (l)
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)	10/22/2021	10,452	120	0.00 (l)
Total		$187,070	$191,274	0.37%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $137,026,000, which represented 0.27% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $191,274,000, which represented 0.37% of the net assets of the fund.

(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,671,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2025.
(h)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.66%	Shares	Value (000)
Industrials 18.27%
Airbus SE, non-registered shares	1,175,038	$245,352
Recruit Holdings Co., Ltd.	2,441,206	144,687
Rolls-Royce Holdings PLC	9,280,451	123,261
MTU Aero Engines AG	229,720	102,070
Siemens AG	342,280	87,754
Techtronic Industries Co., Ltd.	6,692,500	73,575
Melrose Industries PLC	9,427,170	68,687
Volvo AB, Class B	2,202,525	61,786
DSV A/S	196,029	47,106
Diploma PLC	649,753	43,595
Rumo SA	11,921,504	40,659
Localiza Rent a Car SA, ordinary nominative shares	5,037,704	37,571
Daikin Industries, Ltd.	284,574	33,644
Schneider Electric SE	123,293	32,794
Hitachi, Ltd.	1,041,000	30,397
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	19,411
AtkinsRealis Group, Inc.	263,382	18,473
Safran SA	56,700	18,427
Marubeni Corp.	835,500	16,901
Experian PLC	312,810	16,110
ITOCHU Corp.	287,300	15,075
Singapore Technologies Engineering, Ltd.	1,938,700	11,878
Grab Holdings, Ltd., Class A (a)	2,358,675	11,864
IHI Corp.	82,450	8,955
Ashtead Group PLC	105,159	6,739
		1,316,771

Financials 16.42%
Standard Chartered PLC	10,643,746	176,344
Banco Bilbao Vizcaya Argentaria SA	9,692,633	149,055
Nu Holdings, Ltd., Class A (a)	9,743,513	133,681
KB Financial Group, Inc.	1,185,335	97,402
ING Groep NV	4,427,753	97,147
3i Group PLC	1,312,886	74,248
Mizuho Financial Group, Inc.	2,329,200	64,585
AIA Group, Ltd.	5,580,497	50,047
China Merchants Bank Co., Ltd., Class A	6,885,237	44,153
Ping An Insurance (Group) Company of China, Ltd., Class A	5,391,410	41,744
Ping An Insurance (Group) Company of China, Ltd., Class H	5,500	35
Munchener Ruckversicherungs-Gesellschaft AG	56,655	36,745
Societe Generale	641,452	36,684
Tokio Marine Holdings, Inc.	722,100	30,643
Bank Central Asia Tbk PT	56,767,400	30,333
BNP Paribas SA	274,697	24,696
Barclays PLC	4,901,727	22,695
Bank Mandiri (Persero) Tbk PT	74,952,600	22,530
ICICI Bank, Ltd.	1,170,642	19,735
NatWest Group PLC	2,303,704	16,171
Kotak Mahindra Bank, Ltd.	425,144	10,725
Futu Holdings, Ltd. (ADR)	35,499	4,387
		1,183,785

Information technology 13.29%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,788,936	355,207
SAP SE	457,023	138,975
ASML Holding NV	131,045	104,598
SK hynix, Inc.	474,112	102,579
Tokyo Electron, Ltd.	526,498	101,201
Shopify, Inc., Class A, subordinate voting shares (a)	387,897	44,744

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
STMicroelectronics NV	941,936	$28,776
Infineon Technologies AG	575,649	24,489
Constellation Software, Inc.	3,666	13,442
Tata Consultancy Services, Ltd.	242,399	9,785
Keyence Corp.	22,764	9,143
Renesas Electronics Corp.	608,100	7,555
NEC Corp.	244,075	7,151
Canva, Inc. (a)(b)(c)	4,819	6,168
Elite Material Co., Ltd. (a)	142,322	4,297
		958,110

Communication services 9.09%
SoftBank Group Corp.	2,223,300	162,342
Deutsche Telekom AG	3,342,675	121,945
Tencent Holdings, Ltd.	1,728,061	110,729
Bharti Airtel, Ltd.	4,448,767	104,247
Universal Music Group NV	1,409,146	45,614
Sea, Ltd., Class A (ADR) (a)	247,921	39,652
NetEase, Inc.	879,716	23,646
Advanced Info Service PCL, foreign registered shares	2,166,500	18,560
Singapore Telecommunications, Ltd.	5,800,500	17,427
Nintendo Co., Ltd.	117,200	11,296
		655,458

Consumer discretionary 9.02%
MercadoLibre, Inc. (a)	34,217	89,431
adidas AG	335,638	78,263
Trip.com Group, Ltd.	1,243,307	72,223
Flutter Entertainment PLC (a)	244,696	69,924
Compagnie Financiere Richemont SA, Class A	273,347	51,486
Maruti Suzuki India, Ltd.	313,157	45,279
Ferrari NV (EUR denominated)	87,650	42,961
NEXT PLC	242,819	41,463
Hyundai Motor Co.	162,486	24,501
Midea Group Co., Ltd., Class A	2,284,500	23,019
H World Group, Ltd. (ADR)	587,501	19,928
Moncler SpA	341,959	19,492
Galaxy Entertainment Group, Ltd.	4,030,000	17,891
Industria de Diseno Textil SA	266,263	13,857
Fast Retailing Co., Ltd.	33,500	11,520
Shimano, Inc.	71,200	10,336
Coupang, Inc., Class A (a)	205,714	6,163
Stellantis NV	499,419	5,006
Hermes International	1,637	4,433
LVMH Moet Hennessy-Louis Vuitton SE	5,799	3,037
		650,213

Health care 8.62%
Novo Nordisk AS, Class B	2,797,531	194,165
Daiichi Sankyo Co., Ltd.	6,367,450	148,790
Sanofi	1,342,290	129,986
Eurofins Scientific SE, non-registered shares	494,520	35,208
Zealand Pharma AS (a)	566,084	31,702
AstraZeneca PLC	196,051	27,234
Alcon, Inc.	214,923	19,015
Sandoz Group AG	212,368	11,621

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
EssilorLuxottica SA	36,064	$9,894
bioMerieux SA	63,303	8,754
Ambu AS, Class B, non-registered shares	319,853	5,020
		621,389

Materials 7.87%
First Quantum Minerals, Ltd. (a)	14,456,903	256,811
Ivanhoe Mines, Ltd., Class A (a)	6,385,274	47,969
Ivanhoe Mines, Ltd., Class A (a)(c)	3,675,281	27,610
Rio Tinto PLC	930,790	54,236
Shin-Etsu Chemical Co., Ltd.	1,256,900	41,651
Grupo Mexico, SAB de CV, Series B	5,747,400	34,813
Air Liquide SA	118,039	24,352
Nitto Denko Corp.	1,148,055	22,255
Smurfit Westrock PLC	316,723	13,666
Nippon Sanso Holdings Corp.	355,500	13,486
Anglo American PLC	350,603	10,347
Akzo Nobel NV	112,948	7,903
Antofagasta PLC	291,075	7,230
DSM-Firmenich AG	46,001	4,891
		567,220

Consumer staples 5.97%
British American Tobacco PLC	2,677,738	127,286
Nestle SA	617,355	61,335
Danone SA	740,649	60,513
L’Oreal SA, non-registered shares	131,934	56,430
Ajinomoto Co., Inc.	1,796,300	48,760
JBS NV (BDR) (a)	1,940,148	27,928
Kweichow Moutai Co., Ltd., Class A	90,352	17,773
Avenue Supermarts, Ltd. (a)	262,709	13,394
Uni-Charm Corp.	1,184,800	8,561
Imperial Brands PLC	193,818	7,654
Suntory Beverage & Food, Ltd.	19,800	634
		430,268

Energy 5.50%
Reliance Industries, Ltd.	10,489,681	183,545
Canadian Natural Resources, Ltd. (CAD denominated)	4,945,487	155,437
Cenovus Energy, Inc. (CAD denominated)	2,993,045	40,728
Shell PLC (GBP denominated)	316,792	11,104
Neste OYJ	391,662	5,315
		396,129

Utilities 1.61%
Gulf Development PCL	36,220,543	43,253
E.ON SE	1,586,206	29,195
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	16,677
SembCorp Industries, Ltd.	2,815,100	15,166
Engie SA	511,996	12,017
		116,308
Total common stocks (cost: $5,034,543,000)		6,895,651

American Funds Insurance Series	22

International Fund (continued)
Preferred securities 0.46%	Shares	Value (000)
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,838,084	$32,903

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(c)	422	540
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(c)	18	23
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)(c)	1	2
		565
Total preferred securities (cost: $29,320,000)		33,468
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	7,730	— (d)
Total rights & warrants (cost: $0)		— (d)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)(f)	3,308,684	330,868
Total short-term securities (cost: $330,857,000)		330,868
Total investment securities 100.71% (cost: $5,394,720,000)		7,259,987
Other assets less liabilities (0.71)%		(51,283)
Net assets 100.00%		$7,208,704
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)	$396,476	$948,672	$1,014,187	$(59)	$(34)	$330,868	$6,773
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (e)	1,000		1,000 (g)			—	— (h)
Total 4.59%				$(59)	$(34)	$330,868	$6,773

23	American Funds Insurance Series

International Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$27,610	0.38%
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	8,215	6,168	0.09
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	719	540	0.01
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	31	23	0.00 (i)
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (i)
Total		$41,929	$34,343	0.48%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $34,343,000, which represented 0.48% of the net assets of the fund.

(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund
Investment portfolio June 30, 2025unaudited

Common stocks 92.43%	Shares	Value (000)
Financials 18.97%
Nu Holdings, Ltd., Class A (a)	3,475,989	$47,691
Banco Bilbao Vizcaya Argentaria SA	3,027,732	46,561
Mastercard, Inc., Class A	53,659	30,153
KB Financial Group, Inc.	330,656	27,171
UniCredit SpA	389,263	26,095
Kotak Mahindra Bank, Ltd.	1,018,993	25,707
HDFC Bank, Ltd.	920,326	21,479
Capitec Bank Holdings, Ltd.	103,880	20,836
Abu Dhabi Islamic Bank PJSC	3,439,751	20,137
XP, Inc., Class A	951,063	19,211
ICICI Bank, Ltd.	777,107	13,101
ICICI Bank, Ltd. (ADR)	158,364	5,327
Eurobank Ergasias Services and Holdings SA	5,246,223	18,020
PICC Property and Casualty Co., Ltd., Class H	9,028,947	17,483
AIA Group, Ltd.	1,823,800	16,356
PB Fintech, Ltd. (a)	758,548	16,132
Hana Financial Group, Inc.	237,601	15,193
Standard Chartered PLC	898,272	14,882
Cholamandalam Investment and Finance Co., Ltd.	768,894	14,596
Bank Mandiri (Persero) Tbk PT	47,604,600	14,309
Bank Central Asia Tbk PT	24,537,323	13,111
Visa, Inc., Class A	35,083	12,456
National Bank of Greece SA	882,700	11,261
Grupo Financiero Banorte, SAB de CV, Series O	1,229,490	11,238
AU Small Finance Bank, Ltd.	1,119,542	10,672
Hong Kong Exchanges and Clearing, Ltd.	199,900	10,665
B3 SA - Brasil, Bolsa, Balcao	3,890,498	10,440
BSE, Ltd.	311,729	10,069
Shriram Finance, Ltd.	1,216,175	10,024
S&P Global, Inc.	18,499	9,754
Al Rajhi Banking and Investment Corp., non-registered shares	385,958	9,735
Banco BTG Pactual SA, units	1,168,887	9,090
Brookfield Corp., Class A	140,664	8,700
Woori Financial Group, Inc.	459,527	7,644
Samsung Fire & Marine Insurance Co., Ltd.	23,477	7,550
Emirates NBD Bank PJSC	1,209,547	7,509
Bank of the Philippine Islands	3,239,828	7,477
Alpha Bank SA	1,994,176	7,024
China Merchants Bank Co., Ltd., Class H	827,500	5,782
China Merchants Bank Co., Ltd., Class A	120,400	772
People’s Insurance Company (Group) of China, Ltd. (The), Class H	8,466,000	6,439
Banco Santander SA	727,899	6,025
Bajaj Finance, Ltd.	539,900	5,896
HSBC Holdings PLC (GBP denominated)	472,913	5,724
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,502,880	4,205
Commercial International Bank - Egypt (CIB) SAE	644,623	1,095
Aon PLC, Class A	13,063	4,660
Axis Bank, Ltd.	310,838	4,347
Prudential PLC	340,961	4,271
Futu Holdings, Ltd. (ADR)	33,166	4,099
Central Depository Services (India), Ltd.	187,676	3,926
Akbank TAS	1,762,454	3,019
Saudi National Bank (The)	304,355	2,931
Canara Bank	2,191,124	2,918
Erste Group Bank AG	33,639	2,865
Grupo Financiero Galicia SA, Class B (ADR)	55,124	2,778
Vietnam Technological and Commercial JSCB (The) (a)	1,840,100	2,554
360 ONE WAM, Ltd.	177,690	2,475
BNP Paribas SA	27,469	2,470
Discovery, Ltd.	193,692	2,350
Ping An Insurance (Group) Company of China, Ltd., Class H	352,544	2,239

25	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Edenred SA	64,058	$1,984
Kaspi.kz JSC (ADR)	22,533	1,913
Abu Dhabi Commercial Bank PJSC	509,562	1,870
Bajaj Finserv, Ltd.	73,887	1,771
CVC Capital Partners PLC	83,328	1,706
Bank of Ningbo Co., Ltd., Class A	404,900	1,546
Industrial and Commercial Bank of China, Ltd., Class H	1,873,000	1,484
Saudi Awwal Bank SJSC, non-registered shares	157,166	1,412
Swiss Re AG	6,155	1,064
Kasikornbank PCL, foreign registered shares	222,300	1,052
BDO Unibank, Inc.	303,450	823
Bank of Baroda	248,531	721
Haci Omer Sabanci Holding AS	277,306	624
Asia Commercial Joint Stock Bank	708,170	578
Sberbank of Russia PJSC (b)	2,662,164	— (c)
		707,247

Information technology 18.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,705,769	243,329
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,746	2,660
Microsoft Corp.	160,306	79,738
SK hynix, Inc.	316,700	68,521
Broadcom, Inc.	210,647	58,065
NVIDIA Corp.	239,839	37,892
ASML Holding NV	31,681	25,287
ASML Holding NV (ADR)	2,208	1,770
Cloudflare, Inc., Class A (a)	86,459	16,931
Synopsys, Inc. (a)	30,581	15,678
SAP SE	39,474	12,004
SAP SE (ADR)	4,295	1,306
Capgemini SE	61,733	10,548
E Ink Holdings, Inc.	1,334,000	10,092
Keyence Corp.	24,300	9,760
Tokyo Electron, Ltd.	47,000	9,034
MediaTek, Inc.	200,000	8,558
Apple, Inc.	30,219	6,200
KLA Corp.	6,801	6,092
Coforge, Ltd.	264,597	5,938
Elite Material Co., Ltd. (a)	180,992	5,465
Samsung Electronics Co., Ltd.	111,167	4,926
eMemory Technology, Inc.	59,000	4,767
Oracle Corp.	21,311	4,659
Advantech Co., Ltd.	341,000	3,969
HCL Technologies, Ltd.	168,613	3,399
Globant SA (a)	36,165	3,285
TDK Corp.	236,800	2,788
Micron Technology, Inc.	21,422	2,640
ASM International NV	3,936	2,519
Credo Technology Group Holding, Ltd. (a)	26,663	2,469
Tata Consultancy Services, Ltd.	60,004	2,422
Xiaomi Corp., Class B (a)	174,600	1,333
EPAM Systems, Inc. (a)	6,651	1,176
Unity Software, Inc. (a)	46,938	1,136
Canva, Inc. (a)(b)(d)	385	493
Disco Corp.	1,400	414
		677,263

Consumer discretionary 12.08%
MercadoLibre, Inc. (a)	34,697	90,685

American Funds Insurance Series	26

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Trip.com Group, Ltd. (ADR)	439,599	$25,778
Trip.com Group, Ltd.	403,445	23,436
BYD Co., Ltd., Class A	402,408	18,640
BYD Co., Ltd., Class H	835,500	13,038
Midea Group Co., Ltd., Class A	2,728,768	27,495
LVMH Moet Hennessy-Louis Vuitton SE	37,495	19,637
Eicher Motors, Ltd.	260,810	17,202
Galaxy Entertainment Group, Ltd.	3,645,000	16,182
Meituan, Class B (a)	836,900	13,359
Alibaba Group Holding, Ltd.	651,172	9,108
Alibaba Group Holding, Ltd. (ADR)	30,817	3,495
Jumbo SA	364,196	12,570
Compagnie Financiere Richemont SA, Class A	65,071	12,256
H World Group, Ltd. (ADR)	316,639	10,741
H World Group, Ltd.	244,900	828
Ferrari NV (EUR denominated)	20,115	9,859
Maruti Suzuki India, Ltd.	58,873	8,512
Titan Co., Ltd.	195,971	8,433
TVS Motor Co., Ltd.	232,931	7,926
Ryohin Keikaku Co., Ltd.	158,500	7,622
adidas AG	28,112	6,555
Amadeus IT Group SA, Class A, non-registered shares	64,781	5,455
Hermes International	1,896	5,135
Naspers, Ltd., Class N	16,462	5,129
MakeMyTrip, Ltd. (a)	47,364	4,643
Sands China, Ltd.	2,207,600	4,595
Booking Holdings, Inc.	791	4,579
PDD Holdings, Inc. (ADR) (a)	39,455	4,129
Wynn Resorts, Ltd.	43,313	4,057
Industria de Diseno Textil SA	73,400	3,820
Tesla, Inc. (a)	11,265	3,578
Shenzhou International Group Holdings, Ltd.	495,900	3,525
Inchcape PLC	303,859	3,028
Royal Caribbean Cruises, Ltd.	9,211	2,884
Li Ning Co., Ltd.	1,304,655	2,812
YUM! Brands, Inc.	17,671	2,619
Starbucks Corp.	27,127	2,486
Aptiv Holdings, Ltd. (a)	35,729	2,437
Vibra Energia SA	570,400	2,274
Mahindra & Mahindra, Ltd.	60,173	2,233
Marriott International, Inc., Class A	7,554	2,064
Swiggy, Ltd. (a)	344,328	1,608
Evolution AB	18,493	1,469
Hilton Worldwide Holdings, Inc.	5,460	1,454
ANTA Sports Products, Ltd.	118,700	1,429
Tube Investments of India, Ltd.	36,685	1,330
NIKE, Inc., Class B	18,711	1,329
Renault SA	25,328	1,167
Hyundai Mobis Co., Ltd.	5,052	1,074
Compagnie Generale des Etablissements Michelin	28,554	1,061
Shangri-La Asia, Ltd.	1,774,000	965
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	862
Pop Mart International Group, Ltd.	25,000	849
Hyundai Motor India, Ltd. (a)	32,248	835
ITC Hotels, Ltd. (a)	33,979	88
		450,359

Industrials 11.08%
Airbus SE, non-registered shares	259,078	54,096
Rolls-Royce Holdings PLC	2,326,727	30,903

27	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	3,894,600	$28,416
Rumo SA	5,953,921	20,306
Safran SA	58,562	19,032
Copa Holdings SA, Class A	148,121	16,289
Techtronic Industries Co., Ltd.	1,363,500	14,990
General Electric Co.	56,239	14,475
Shenzhen Inovance Technology Co., Ltd., Class A	1,505,802	13,569
Hitachi, Ltd.	414,600	12,107
BAE Systems PLC	464,567	12,030
LS Electric Co., Ltd.	51,458	11,400
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	386,440	8,871
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	6,194	1,422
TransDigm Group, Inc.	6,399	9,731
Mitsubishi Heavy Industries, Ltd.	368,500	9,238
Localiza Rent a Car SA, ordinary nominative shares	1,230,526	9,177
Contemporary Amperex Technology Co., Ltd., Class A	259,276	9,126
Daikin Industries, Ltd.	75,700	8,950
Larsen & Toubro, Ltd.	209,113	8,948
Uber Technologies, Inc. (a)	95,102	8,873
Leonardo SpA	157,004	8,837
Motiva Infraestrutura de Mobilidade SA	3,342,651	8,484
DSV A/S	33,179	7,973
Siemens AG	29,434	7,546
Jiangsu Hengli Hydraulic Co., Ltd., Class A	655,664	6,588
Weichai Power Co., Ltd., Class A	1,845,700	3,962
Weichai Power Co., Ltd., Class H	947,000	1,923
Wizz Air Holdings PLC (a)(e)	272,591	4,078
IMCD NV	30,258	4,065
Schneider Electric SE	14,918	3,968
Carrier Global Corp.	52,454	3,839
Aselan Elektronik Sanayi ve Ticaret AS	1,006,320	3,811
InPost SA (a)	216,724	3,600
Ayala Corp.	336,470	3,405
GT Capital Holdings, Inc.	239,920	2,445
Bureau Veritas SA	67,515	2,302
Hanwha Aerospace Co., Ltd.	2,973	1,868
Ingersoll-Rand, Inc.	22,177	1,845
Boeing Co. (The) (a)	8,316	1,742
Grab Holdings, Ltd., Class A (a)	306,584	1,542
GE Vernova, Inc.	2,861	1,514
Epiroc AB, Class B	67,124	1,284
SM Investments Corp.	70,690	1,094
Airports of Thailand PCL, foreign registered shares	1,080,600	1,007
Legrand SA	7,279	973
Embraer SA	66,072	937
Haitian International Holdings, Ltd.	154,146	401
		412,982

Communication services 9.75%
Tencent Holdings, Ltd.	1,173,251	75,178
Meta Platforms, Inc., Class A	86,453	63,810
Bharti Airtel, Ltd.	1,701,223	39,865
Bharti Airtel, Ltd., interim shares	51,552	919
NetEase, Inc.	1,122,300	30,167
Kanzhun, Ltd., Class A (ADR) (a)	1,296,931	23,137
MTN Group, Ltd.	2,635,868	20,969
Alphabet, Inc., Class C	66,759	11,842
Alphabet, Inc., Class A	39,299	6,926
Netflix, Inc. (a)	12,144	16,262
KT Corp. (ADR)	662,486	13,766

American Funds Insurance Series	28

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Tencent Music Entertainment Group, Class A (ADR)	602,261	$11,738
America Movil, SAB de CV, Class B (ADR)	539,303	9,675
True Corp. PCL, foreign registered shares (a)	19,498,986	6,670
True Corp. PCL, nonvoting depositary receipts (a)	3,864,400	1,322
Telkom Indonesia (Persero) Tbk PT, Class B	34,179,000	5,853
Sea, Ltd., Class A (ADR) (a)	33,685	5,388
TIM SA	1,320,002	5,357
Orange	301,138	4,581
Baidu, Inc., Class A (ADR) (a)	48,302	4,142
Indus Towers, Ltd. (a)	366,083	1,798
Singapore Telecommunications, Ltd.	557,100	1,674
Kuaishou Technology, Class B (a)	151,800	1,224
JCDecaux SE	55,457	1,013
		363,276

Health care 6.12%
Novo Nordisk AS, Class B	641,758	44,542
Max Healthcare Institute, Ltd.	2,750,648	40,926
Eli Lilly and Co.	40,343	31,449
Laurus Labs, Ltd.	1,869,207	15,799
AstraZeneca PLC	77,534	10,770
Thermo Fisher Scientific, Inc.	23,722	9,618
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	1,008,388	7,304
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	260,000	1,782
Rede D’Or Sao Luiz SA	1,270,637	8,284
BeOne Medicines, Ltd. (ADR) (a)	30,564	7,399
BeOne Medicines, Ltd. (a)	36,200	681
Innovent Biologics, Inc. (a)	675,873	6,750
Zai Lab, Ltd. (ADR) (a)(e)	174,660	6,108
Abbott Laboratories	44,758	6,088
EssilorLuxottica SA	15,989	4,386
Danaher Corp.	18,681	3,690
Mankind Pharma, Ltd. (a)	116,150	3,142
OdontoPrev SA	1,320,175	2,848
Revvity, Inc.	24,914	2,410
bioMerieux SA	16,481	2,279
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	133,206	2,232
Lupin, Ltd.	85,261	1,927
WuXi AppTec Co., Ltd., Class H	154,400	1,547
Alcon, Inc.	17,457	1,544
Mettler-Toledo International, Inc. (a)	1,181	1,387
Asahi Intecc Co., Ltd.	71,500	1,134
Medtronic PLC	12,711	1,108
Wuxi Biologics (Cayman), Inc. (a)	240,500	786
CanSino Biologics, Inc., Class H (a)	35,921	158
		228,078

Consumer staples 6.01%
Kweichow Moutai Co., Ltd., Class A	175,970	34,615
Nestle SA	195,460	19,419
ITC, Ltd.	3,337,250	16,206
Dino Polska SA, non-registered shares (a)	88,026	12,846
Arca Continental, SAB de CV	1,023,525	10,818
Carlsberg A/S, Class B	73,053	10,351
JBS NV (BDR) (a)	649,875	9,355
Avenue Supermarts, Ltd. (a)	164,225	8,373
Anheuser-Busch InBev SA/NV	110,064	7,551
KT&G Corp.	73,530	6,957
Shoprite Holdings, Ltd.	411,098	6,431

29	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Tsingtao Brewery Co., Ltd., Class H	950,634	$6,206
Ajinomoto Co., Inc.	220,098	5,975
Varun Beverages, Ltd.	1,109,686	5,920
Monster Beverage Corp. (a)	94,046	5,891
Philip Morris International, Inc.	32,137	5,853
L’Oreal SA, non-registered shares	12,555	5,370
Constellation Brands, Inc., Class A	32,052	5,214
United Spirits, Ltd.	271,676	4,524
Raia Drogasil SA, ordinary nominative shares	1,609,884	4,480
British American Tobacco PLC	90,968	4,324
Masan Group Corp. (a)	1,415,200	4,161
Budweiser Brewing Co., APAC, Ltd. (e)	3,732,500	3,695
BBB Foods, Inc., Class A (a)	125,631	3,488
Mondelez International, Inc., Class A	39,313	2,651
Danone SA	26,928	2,200
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,143,368	2,092
WH Group, Ltd.	2,142,000	2,060
Godrej Consumer Products, Ltd.	140,237	1,927
Coca-Cola Co.	25,766	1,823
Dabur India, Ltd.	279,582	1,582
Chongqing Brewery Co., Ltd., Class A	142,300	1,094
JD Health International, Inc. (a)	107,650	590
		224,042

Materials 4.92%
First Quantum Minerals, Ltd. (a)	1,714,836	30,462
Linde PLC	40,288	18,902
Freeport-McMoRan, Inc.	420,670	18,236
Vale SA, ordinary nominative shares	1,001,048	9,701
Vale SA (ADR), ordinary nominative shares	724,393	7,034
Barrick Mining Corp.	624,702	13,006
APL Apollo Tubes, Ltd.	562,052	11,398
Glencore PLC	2,517,627	9,801
Amcor PLC (CDI)	857,203	8,011
Grupo Mexico, SAB de CV, Series B	1,305,403	7,907
BASF SE	116,745	5,756
Sika AG	19,448	5,280
Anhui Conch Cement Co., Ltd., Class H	1,677,500	4,265
Nutrien, Ltd. (CAD denominated)	71,990	4,195
Southern Copper Corp.	34,299	3,470
Impala Platinum Holdings, Ltd. (a)	303,087	2,721
Fresnillo PLC	134,845	2,665
Valterra Platinum, Ltd. (ZAR denominated)	59,708	2,665
Corteva, Inc.	34,721	2,588
Ivanhoe Mines, Ltd., Class A (a)	343,840	2,583
Wheaton Precious Metals Corp. (CAD denominated)	27,361	2,460
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,030	2,326
SRF, Ltd.	48,298	1,826
Asian Paints, Ltd.	63,269	1,727
Akzo Nobel NV	20,703	1,449
Arkema SA	14,823	1,092
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	682
Antofagasta PLC	20,116	500
Albemarle Corp.	5,932	372
Shin-Etsu Chemical Co., Ltd.	9,800	325
Gerdau SA (ADR)	55,796	163
Alrosa PJSC (b)	1,123,215	— (c)
		183,568

American Funds Insurance Series	30

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)

Energy 2.23%
Reliance Industries, Ltd.	1,019,587	$17,840
TotalEnergies SE	245,605	15,073
Adnoc Gas PLC	11,725,982	10,920
ADNOC Drilling Co. PJSC	6,155,841	9,554
Vista Energy, SAB de CV, Class A (ADR) (a)	184,959	8,843
Galp Energia, SGPS, SA, Class B	243,804	4,472
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,847	4,314
Cheniere Energy, Inc.	17,049	4,152
Shell PLC (GBP denominated)	92,430	3,240
Chevron Corp.	15,884	2,274
Schlumberger NV	61,022	2,063
Borr Drilling, Ltd. (a)	149,981	274
Rosneft Oil Co. PJSC (b)	588,661	— (c)
		83,019

Real estate 1.71%
Lodha Developers, Ltd.	2,312,205	37,320
China Resources Mixc Lifestyle Services, Ltd.	1,957,600	9,464
China Resources Land, Ltd.	1,274,000	4,317
Emaar Properties PJSC	1,115,023	4,129
CK Asset Holdings, Ltd.	741,500	3,268
KE Holdings, Inc., Class A (ADR)	128,112	2,273
SM Prime Holdings, Inc.	5,013,400	2,087
Longfor Group Holdings, Ltd.	336,846	397
Fibra Uno Administracion REIT, SA de CV	214,685	297
ALLOS SA, ordinary nominative shares	60,765	254
		63,806

Utilities 1.39%
Equatorial Energia SA, ordinary nominative shares	1,522,946	10,080
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	415,797	9,117
Gulf Development PCL	7,550,993	9,017
Power Grid Corporation of India, Ltd.	1,889,109	6,606
SembCorp Industries, Ltd.	1,194,800	6,437
Torrent Power, Ltd.	240,398	4,114
Engie SA	156,238	3,667
CPFL Energia SA	254,682	1,915
AES Corp.	74,426	783
		51,736
Total common stocks (cost: $2,102,932,000)		3,445,376
Preferred securities 0.74%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,293,179	8,781
Itau Unibanco Holding SA, preferred nominative shares	444,376	3,022
		11,803

Real estate 0.23%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(d)	32,657	6,965
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(d)	8,400	1,791
		8,756

31	American Funds Insurance Series

New World Fund (continued)
Preferred securities (continued)	Shares	Value (000)

Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	140,739	$5,162
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(d)	34	44
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(d)	1	1
		5,207

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	35,578	1,758
Getir BV, Series D, preferred shares (a)(b)(d)	7,768	— (c)
		1,758
Total preferred securities (cost: $28,667,000)		27,524
Rights & warrants 0.00%
Industrials 0.00%
Hanwha Aerospace Co., Ltd., rights, expire 7/2/2025 (a)	215	26
Total rights & warrants (cost: $0)		26
Convertible stocks 0.00%
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	183
Total convertible stocks (cost: $286,000)		183
Bonds, notes & other debt instruments 3.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	176
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	903
Angola (Republic of) 9.50% 11/12/2025	400	402
Angola (Republic of) 8.25% 5/9/2028	600	566
Angola (Republic of) 8.00% 11/26/2029 (f)	445	405
Angola (Republic of) 8.75% 4/14/2032 (f)	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (g)	937	633
Argentine Republic 5.00% 1/9/2038	601	430
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL16,913	2,954
Brazil (Federative Republic of) 6.00% 5/15/2027 (h)	26,460	4,646
Brazil (Federative Republic of) 10.00% 1/1/2031	11,625	1,879
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)	3,284	559
Brazil (Federative Republic of) 10.00% 1/1/2033	27,330	4,280
Brazil (Federative Republic of) 10.00% 1/1/2035	71,700	10,893
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)	7,526	1,232
Chile (Republic of) 5.30% 11/1/2037	CLP425,000	444
Chile (Republic of) 4.34% 3/7/2042	USD350	304
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	821
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,429
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	218
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	4,480	714
Colombia (Republic of) 3.25% 4/22/2032	USD700	555
Colombia (Republic of) 8.50% 4/25/2035	400	416
Colombia (Republic of) 8.00% 11/14/2035	200	201
Colombia (Republic of) 5.20% 5/15/2049	755	508
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	858
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	445
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,223,500	219

American Funds Insurance Series	32

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	COP6,870	$515
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	780
Colombia (Republic of), Series B, 7.25% 10/26/2050	4,713,300	693
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	159
Czech Republic 1.95% 7/30/2037	CZK17,900	659
Dominican Republic 8.625% 4/20/2027 (f)	USD383	398
Dominican Republic 5.50% 2/22/2029 (f)	275	274
Dominican Republic 7.05% 2/3/2031 (f)	150	158
Dominican Republic 5.875% 1/30/2060	885	745
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	553
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	109
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	325
Egypt (Arab Republic of) 8.875% 5/29/2050	755	630
Egypt (Arab Republic of) 8.15% 11/20/2059 (f)	500	386
Gabonese Republic 7.00% 11/24/2031	500	399
Honduras (Republic of) 6.25% 1/19/2027	875	877
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	269
Hungary (Republic of) 6.25% 9/22/2032 (f)	330	345
Hungary (Republic of), Series A, 2.00% 5/23/2029	HUF255,550	643
India (Republic of) 7.32% 11/13/2030	INR3,480	43
India (Republic of) 6.54% 1/17/2032	15,620	185
India (Republic of) 7.18% 7/24/2037	176,070	2,151
India (Republic of) 7.09% 8/5/2054	280,280	3,303
Indonesia (Republic of) 6.625% 2/17/2037	USD300	334
Indonesia (Republic of) 7.125% 8/15/2040	IDR7,421,000	464
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	9,590,000	608
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	317,000	19
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	16,818,000	1,060
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,819
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	518
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	951
Kenya (Republic of) 6.30% 1/23/2034	645	523
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	524
Kenya (Republic of) 9.50% 3/5/2036	330	312
Malaysia (Federation of) 4.28% 3/23/2054	MYR1,255	311
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	8,766	2,132
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	164
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	801
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	524
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	270
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,776	666
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	286
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	508
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	406
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	262
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	747
Morocco (Kingdom of) 4.75% 4/2/2035	200	236
Mozambique (Republic of) 9.00% 9/15/2031	USD540	447
Nigeria (Republic of) 7.625% 11/21/2025 (f)	358	361
Nigeria (Republic of) 7.625% 11/21/2025	342	345
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	480
Oman (Sultanate of) 6.00% 8/1/2029	USD715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	502
Panama (Republic of) 3.75% 4/17/2026	100	99
Panama (Republic of) 7.875% 3/1/2057	600	612
Paraguay (Republic of) 4.95% 4/28/2031	320	319
Peru (Republic of) 3.00% 1/15/2034	225	190
Peru (Republic of) 6.55% 3/14/2037	360	392
Peru (Republic of) 2.78% 12/1/2060	100	54
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	339
Philippines (Republic of) 6.375% 10/23/2034	145	160

33	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.95% 1/20/2040	USD500	$432
Poland (Republic of) 5.75% 4/25/2029	PLN2,410	693
Poland (Republic of) 4.875% 10/4/2033	USD560	557
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN9,440	2,732
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,862
Romania 2.00% 1/28/2032	EUR950	910
Romania 5.25% 5/30/2032	450	523
Romania 5.25% 5/30/2032	230	267
Romania 2.00% 4/14/2033	300	271
Romania 5.625% 5/30/2037	390	434
Romania 2.875% 4/13/2042	335	246
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	USD2,300	2,195
Senegal (Republic of) 4.75% 3/13/2028	EUR600	560
Senegal (Republic of) 4.75% 3/13/2028	200	187
Sharjah (Emirate of) 4.625% 2/13/2032	651	769
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (f)	USD1,010	1,007
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	199
South Africa (Republic of) 11.625% 3/31/2053	ZAR22,337	1,324
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	25
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	621
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	17,388	920
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,593
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	720
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,526
Turkey (Republic of) 26.20% 10/5/2033	TRY41,134	955
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	35,060	826
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	219
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	417
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	619
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,208
United Mexican States 6.875% 5/13/2037	610	638
United Mexican States 4.75% 3/8/2044	800	632
United Mexican States 3.75% 4/19/2071	200	114
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,560
United Mexican States, Series M, 7.75% 5/29/2031	56,500	2,871
United Mexican States, Series M, 7.50% 5/26/2033	51,184	2,493
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,864
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,059
United Mexican States, Series M, 8.00% 7/31/2053	26,949	1,182
United Mexican States, Series S, 4.00% 10/29/2054 (h)	14,702	678
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (i)	USD75	11
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (i)	930	138
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (i)	805	113
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (i)	800	129
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (i)	180	30
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	230	41
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038	65	11
		112,814
Corporate bonds, notes & loans 0.39%
Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	415
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	249
Petroleos Mexicanos 6.49% 1/23/2027	175	174
Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,095
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	187
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	310

American Funds Insurance Series	34

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	USD250	$263
Vista Energy Argentina SAU 7.625% 12/10/2035 (f)	390	379
YPF SA 8.25% 1/17/2034 (f)	335	336
		3,408

Communication services 0.07%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	753
America Movil, SAB de CV, 9.50% 1/27/2031	24,000	1,283
PLDT, Inc. 2.50% 1/23/2031	USD210	189
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	258
		2,483

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
Meituan 3.05% 10/28/2030 (f)	400	369
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	349
MercadoLibre, Inc. 3.125% 1/14/2031	200	180
Sands China, Ltd. 4.375% 6/18/2030	220	211
Wynn Macau, Ltd. 5.625% 8/26/2028	260	256
		1,631

Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	292
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	264	241
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (f)	412	381
Greenko Dutch BV 3.85% 3/29/2026 (f)	176	173
Greenko Dutch BV 3.85% 3/29/2026	176	173
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (g)	350	347
		1,607

Materials 0.04%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	311
CSN Resources SA 8.875% 12/5/2030 (f)	400	397
PT Krakatau Posco 6.375% 6/11/2027	345	347
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	520	515
		1,570

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)	400	372
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(g)	340	360
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	277
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (g)	400	430
		1,439

Industrials 0.03%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	335	336
LATAM Airlines Group SA 7.875% 4/15/2030 (f)	355	363
Mexico City Airport Trust 4.25% 10/31/2026	200	196
		895

35	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		USD200	$204
NBM US Holdings, Inc. 7.00% 5/14/2026 (d)		200	201
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	423
			828

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)		260	247
Rede D’Or Finance SARL 4.50% 1/22/2030		480	456
			703
Total corporate bonds, notes & loans			14,564
Total bonds, notes & other debt instruments (cost: $127,773,000)			127,378
Short-term securities 4.09%		Shares
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)(k)		1,476,818	147,681

Money market investments purchased with collateral from securities on loan 0.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (j)(l)		4,305,789	4,306
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 9/9/2025	21.357%	EGP11,900	228
Egypt (Arab Republic of) 1/6/2026	19.531	12,600	222
			450
Total short-term securities (cost: $152,427,000)			152,437
Total investment securities 100.68% (cost: $2,412,085,000)			3,752,924
Other assets less liabilities (0.68)%			(25,264)
Net assets 100.00%			$3,727,660
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/3/2025	USD(416)	$(1)
5 Year Euro-Bobl Futures	Short	14	9/10/2025	(1,941)	5
5 Year U.S. Treasury Note Futures	Short	3	10/3/2025	(327)	(3)
10 Year Euro-Bund Futures	Short	15	9/10/2025	(2,300)	12
10 Year Ultra U.S. Treasury Note Futures	Long	18	9/30/2025	2,057	40

American Funds Insurance Series	36

New World Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
20 Year U.S. Treasury Bond Futures	Long	1	9/30/2025	USD116	$4
30 Year Ultra U.S. Treasury Bond Futures	Long	1	9/30/2025	119	4
					$61
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
CNH	6,810	USD	952	Standard Chartered Bank	7/9/2025	$— (c)
USD	471	MYR	1,995	BNP Paribas	7/9/2025	(2)
INR	1,695	USD	20	Standard Chartered Bank	7/14/2025	— (c)
USD	962	EUR	839	Standard Chartered Bank	7/14/2025	(28)
EUR	490	USD	560	BNP Paribas	7/15/2025	17
MXN	1,228	USD	64	Citibank	7/15/2025	1
USD	64	MXN	1,228	Bank of New York Mellon	7/15/2025	(1)
THB	39,695	USD	1,226	Citibank	7/15/2025	(1)
USD	297	THB	9,665	Citibank	7/15/2025	(2)
CNH	7,185	USD	1,003	Citibank	7/16/2025	2
USD	1,371	ZAR	24,367	Goldman Sachs	7/16/2025	(4)
USD	2,447	EUR	2,127	Bank of America	7/16/2025	(61)
USD	38	IDR	622,415	Citibank	7/18/2025	— (c)
USD	861	BRL	4,817	Citibank	7/18/2025	(21)
USD	717	COP	3,027,600	Morgan Stanley	7/18/2025	(22)
USD	47	MYR	201	BNP Paribas	7/21/2025	— (c)
USD	98	PLN	360	Citibank	7/21/2025	(2)
USD	1,285	MYR	5,447	JPMorgan Chase	7/21/2025	(9)
IDR	3,560,000	USD	217	HSBC Bank	7/23/2025	3
EUR	76	USD	88	Morgan Stanley	7/25/2025	2
INR	12,140	USD	141	BNP Paribas	7/28/2025	1
USD	98	MXN	1,875	Morgan Stanley	7/28/2025	(1)
CZK	31,590	USD	1,496	Citibank	8/6/2025	10
HUF	348,902	USD	1,021	HSBC Bank	8/6/2025	5
CZK	20,855	USD	947	Citibank	8/27/2025	49
USD	653	ZAR	11,850	Goldman Sachs	8/27/2025	(14)
						$(78)
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)	$94,686	$320,134	$267,116	$(15)	$(8)	$147,681	$2,879

37	American Funds Insurance Series

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,965	0.19%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,791	0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	410	423	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	197	201	0.01
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	656	493	0.01
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	44	0.00 (m)
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	1	0.00 (m)
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	515	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (c)	0.00 (m)
Total		$12,322	$10,433	0.28%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,433,000, which represented 0.28% of the net assets of the fund.

(e)
All or a portion of this security was on loan. The total value of all such securities was $7,151,000, which represented 0.19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,331,000, which represented 0.33% of the net assets of the fund.

(g)	Step bond; coupon rate may change at a later date.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Rate represents the seven-day yield at 6/30/2025.
(k)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.21%	Shares	Value (000)
Information technology 22.40%
Broadcom, Inc.	3,180,875	$876,808
Microsoft Corp.	1,477,941	735,143
NVIDIA Corp.	1,376,003	217,395
Apple, Inc.	959,455	196,851
KLA Corp.	125,916	112,788
ASML Holding NV (ADR)	112,763	90,367
Motorola Solutions, Inc.	149,143	62,709
International Business Machines Corp.	210,325	62,000
Accenture PLC, Class A	143,216	42,806
SAP SE (ADR)	135,006	41,055
Texas Instruments, Inc.	180,420	37,459
Oracle Corp.	148,419	32,449
Salesforce, Inc.	97,867	26,687
Applied Materials, Inc.	100,045	18,315
Synopsys, Inc. (a)	31,950	16,380
ASM International NV (ADR)	21,707	13,913
Adobe, Inc. (a)	34,743	13,441
Intel Corp.	545,538	12,220
TE Connectivity Public, Ltd. Co.	36,193	6,105
		2,614,891

Financials 18.36%
Marsh & McLennan Cos., Inc.	1,137,983	248,808
JPMorgan Chase & Co.	666,861	193,330
BlackRock, Inc.	166,414	174,610
Visa, Inc., Class A	471,682	167,471
Mastercard, Inc., Class A	230,802	129,697
Capital One Financial Corp.	603,410	128,381
Chubb, Ltd.	393,830	114,100
Arthur J. Gallagher & Co.	340,478	108,994
Bank of America Corp.	2,241,655	106,075
Wells Fargo & Co.	1,022,919	81,956
Truist Financial Corp.	1,752,492	75,340
Morgan Stanley	514,896	72,528
Apollo Asset Management, Inc.	429,153	60,884
Citizens Financial Group, Inc.	1,320,920	59,111
KKR & Co., Inc.	432,202	57,496
Blackstone, Inc.	338,091	50,572
CME Group, Inc., Class A	134,224	36,995
Aon PLC, Class A	100,447	35,835
American Express Co.	111,170	35,461
S&P Global, Inc.	66,315	34,967
Progressive Corp.	128,261	34,228
Brookfield Asset Management, Ltd., Class A	483,694	26,739
Goldman Sachs Group, Inc.	29,966	21,208
Citigroup, Inc.	233,574	19,882
AXA SA (ADR)	365,158	17,936
Carlyle Group, Inc. (The)	270,192	13,888
PNC Financial Services Group, Inc.	68,886	12,842
Intercontinental Exchange, Inc.	52,537	9,639
Fifth Third Bancorp	178,306	7,334
KeyCorp	397,800	6,930
		2,143,237

Industrials 11.50%
RTX Corp.	1,224,474	178,798
General Electric Co.	641,966	165,236
Northrop Grumman Corp.	283,061	141,525
Boeing Co. (The) (a)	374,770	78,526

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Honeywell International, Inc.	324,457	$75,560
Union Pacific Corp.	289,892	66,698
Paychex, Inc.	451,500	65,675
3M Co.	398,062	60,601
L3Harris Technologies, Inc.	234,851	58,910
Caterpillar, Inc.	145,015	56,296
Deere & Co.	102,849	52,298
Delta Air Lines, Inc.	769,587	37,848
Ingersoll-Rand, Inc.	444,378	36,963
Equifax, Inc.	139,296	36,129
Carrier Global Corp.	438,946	32,126
Parker-Hannifin Corp.	41,006	28,642
PACCAR, Inc.	209,348	19,901
Waste Connections, Inc.	99,256	18,533
FedEx Corp.	79,115	17,984
Johnson Controls International PLC	162,291	17,141
Siemens AG (ADR)	132,607	17,089
BAE Systems PLC (ADR)	161,872	17,008
Republic Services, Inc.	67,539	16,656
HEICO Corp.	44,486	14,591
CSX Corp.	440,277	14,366
Eaton Corp. PLC	17,329	6,186
Lennox International, Inc.	8,982	5,149
Deutsche Post AG (ADR)	94,500	4,390
TransUnion	21,970	1,933
Veralto Corp.	— (b)	— (b)
		1,342,758

Health care 11.37%
Eli Lilly and Co.	288,964	225,256
UnitedHealth Group, Inc.	488,501	152,398
Abbott Laboratories	1,103,923	150,145
Amgen, Inc.	521,767	145,682
CVS Health Corp.	1,797,053	123,961
Gilead Sciences, Inc.	780,218	86,503
AstraZeneca PLC (ADR)	1,172,994	81,969
Vertex Pharmaceuticals, Inc. (a)	174,716	77,783
Danaher Corp.	299,736	59,210
AbbVie, Inc.	301,318	55,931
Elevance Health, Inc.	129,557	50,392
Sanofi (ADR)	450,166	21,747
Bristol-Myers Squibb Co.	425,890	19,714
Zimmer Biomet Holdings, Inc.	210,007	19,155
Novo Nordisk AS, Class B (ADR)	193,034	13,323
Thermo Fisher Scientific, Inc.	30,868	12,516
Humana, Inc.	31,515	7,705
Illumina, Inc. (a)	80,452	7,676
Regeneron Pharmaceuticals, Inc.	13,923	7,310
Cooper Cos., Inc. (a)	79,881	5,684
Zoetis, Inc., Class A	20,870	3,255
		1,327,315

Consumer staples 8.74%
Philip Morris International, Inc.	2,426,916	442,014
British American Tobacco PLC (ADR)	1,900,519	89,952
Keurig Dr Pepper, Inc.	2,618,399	86,564
Altria Group, Inc.	1,020,176	59,813
Constellation Brands, Inc., Class A	347,154	56,475
Mondelez International, Inc., Class A	776,532	52,369

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Coca-Cola Co.	590,211	$41,757
Procter & Gamble Co.	216,242	34,452
Costco Wholesale Corp.	33,711	33,372
Hershey Co.	120,501	19,997
Church & Dwight Co., Inc.	184,306	17,714
Nestlé SA (ADR)	178,302	17,709
Dollar General Corp.	138,016	15,786
Kimberly-Clark Corp.	103,829	13,386
Estee Lauder Cos., Inc. (The), Class A	145,769	11,778
Kraft Heinz Co. (The)	412,788	10,658
Target Corp.	98,519	9,719
Bunge Global SA	80,582	6,469
		1,019,984

Consumer discretionary 6.59%
Royal Caribbean Cruises, Ltd.	568,612	178,055
Home Depot, Inc.	250,518	91,850
Starbucks Corp.	949,091	86,965
YUM! Brands, Inc.	530,703	78,640
Amazon.com, Inc. (a)	356,329	78,175
Darden Restaurants, Inc.	342,240	74,598
TJX Companies, Inc. (The)	336,253	41,524
Marriott International, Inc., Class A	100,754	27,527
NIKE, Inc., Class B	360,727	25,626
D.R. Horton, Inc.	171,613	22,124
Vail Resorts, Inc.	118,995	18,698
Tractor Supply Co.	340,785	17,983
General Motors Co.	226,927	11,167
Chipotle Mexican Grill, Inc. (a)	165,637	9,301
Sony Group Corp. (ADR) (c)	268,839	6,998
		769,231

Communication services 4.85%
Alphabet, Inc., Class C	591,921	105,001
Alphabet, Inc., Class A	449,491	79,214
Meta Platforms, Inc., Class A	241,141	177,984
Comcast Corp., Class A	3,506,395	125,143
Walt Disney Co. (The)	323,772	40,151
Electronic Arts, Inc.	144,232	23,034
Deutsche Telekom AG (ADR)	267,761	9,797
AT&T, Inc.	189,961	5,497
		565,821

Utilities 3.74%
Constellation Energy Corp.	389,313	125,655
Sempra	1,188,525	90,054
Southern Co. (The)	821,429	75,432
FirstEnergy Corp.	1,235,342	49,735
DTE Energy Co.	225,528	29,873
CenterPoint Energy, Inc.	560,529	20,594
Entergy Corp.	238,997	19,865
Public Service Enterprise Group, Inc.	192,090	16,170
NextEra Energy, Inc.	125,161	8,689
		436,067

Energy 3.52%
EOG Resources, Inc.	1,101,276	131,724

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	818,910	$88,278
ConocoPhillips	625,790	56,158
Canadian Natural Resources, Ltd.	1,752,296	55,022
Shell PLC (ADR)	378,073	26,620
TC Energy Corp.	434,970	21,222
Cenovus Energy, Inc.	951,373	12,939
Halliburton Co.	398,694	8,125
Schlumberger NV	216,823	7,329
Chevron Corp.	20,964	3,002
		410,419

Materials 2.86%
Linde PLC	187,287	87,871
Corteva, Inc.	873,022	65,066
Wheaton Precious Metals Corp.	565,165	50,752
Air Products and Chemicals, Inc.	177,158	49,969
International Paper Co.	770,696	36,092
Freeport-McMoRan, Inc.	258,172	11,192
Rio Tinto PLC (ADR)	156,586	9,134
LyondellBasell Industries NV	153,562	8,885
Royal Gold, Inc.	44,934	7,991
H.B. Fuller Co.	114,890	6,911
		333,863

Real estate 2.28%
Welltower, Inc. REIT	912,865	140,335
Mid-America Apartment Communities, Inc. REIT	327,583	48,486
Prologis, Inc. REIT	262,923	27,638
American Tower Corp. REIT	87,159	19,264
Simon Property Group, Inc. REIT	93,346	15,006
AvalonBay Communities, Inc. REIT	43,005	8,751
Extra Space Storage, Inc. REIT	42,274	6,233
		265,713
Total common stocks (cost: $6,870,557,000)		11,229,299
Convertible stocks 0.50%
Industrials 0.27%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	30,980

Financials 0.23%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	436,775	23,411
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,042
		27,453
Total convertible stocks (cost: $47,807,000)		58,433
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)(e)	3,667,823	366,782

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (d)(f)	4,082	$4
Total short-term securities (cost: $366,736,000)		366,786
Total investment securities 99.85% (cost: $7,285,100,000)		11,654,518
Other assets less liabilities 0.15%		17,171
Net assets 100.00%		$11,671,689
Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)	$245,250	$902,891	$781,291	$(31)	$(37)	$366,782	$7,099
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (d)	9,850		9,850 (g)			—	— (h)
Total 3.14%				$(31)	$(37)	$366,782	$7,099

(a)	Security did not produce income during the last 12 months.
(b)	Amount less than one thousand.
(c)
All or a portion of this security was on loan. The total value of all such securities was $4,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(d)	Rate represents the seven-day yield at 6/30/2025.
(e)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

43	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.54%	Shares	Value (000)
Financials 23.50%
Capital One Financial Corp.	2,354	$501
Brown & Brown, Inc.	3,591	398
Fifth Third Bancorp	7,211	297
Victory Capital Holdings, Inc., Class A	4,402	280
RenaissanceRe Holdings, Ltd.	1,100	267
KeyCorp	13,000	227
TPG, Inc., Class A	3,952	207
LPL Financial Holdings, Inc.	534	200
Hamilton Lane, Inc., Class A	1,186	169
StepStone Group, Inc., Class A	2,938	163
Affirm Holdings, Inc., Class A (a)	2,094	145
Aspen Insurance Holdings, Ltd., Class A (a)	4,099	129
WEX, Inc. (a)	864	127
Radian Group, Inc.	3,119	112
Tradeweb Markets, Inc., Class A	614	90
Ameriprise Financial, Inc.	158	84
Artisan Partners Asset Management, Inc., Class A	1,682	75
Ally Financial, Inc.	1,756	68
Citizens Financial Group, Inc.	1,105	50
Kinsale Capital Group, Inc.	91	44
Arthur J. Gallagher & Co.	109	35
Block, Inc., Class A (a)	521	35
		3,703

Industrials 20.22%
XPO, Inc. (a)	2,218	280
United Rentals, Inc.	342	258
Karman Holdings, Inc. (a)	4,909	247
Crane Co.	1,255	238
Ingersoll-Rand, Inc.	2,725	227
ATI, Inc. (a)	1,884	163
Comfort Systems USA, Inc.	284	152
AGCO Corp.	1,407	145
Core & Main, Inc., Class A (a)	2,211	133
Generac Holdings, Inc. (a)	853	122
Kadant, Inc.	378	120
APi Group Corp. (a)	2,013	103
SiteOne Landscape Supply, Inc. (a)	830	100
Advanced Drainage Systems, Inc.	718	83
Copart, Inc. (a)	1,583	78
PACCAR, Inc.	756	72
Applied Industrial Technologies, Inc.	306	71
Toro Co. (The)	897	63
HEICO Corp.	180	59
Alight, Inc., Class A	10,335	59
L3Harris Technologies, Inc.	192	48
Robert Half, Inc.	1,150	47
Graco, Inc.	521	45
AMETEK, Inc.	246	45
Fluor Corp. (a)	774	40
Bloom Energy Corp., Class A (a)	1,537	37
Nextracker, Inc., Class A (a)	598	33
Oshkosh Corp.	282	32
CBIZ, Inc. (a)	408	29
FTI Consulting, Inc. (a)	139	22
FTAI Aviation, Ltd.	186	21
Regal Rexnord Corp.	98	14
		3,186

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 16.33%
YUM! Brands, Inc.	2,323	$344
Hilton Worldwide Holdings, Inc.	1,003	267
Vail Resorts, Inc.	1,634	257
LKQ Corp.	6,101	226
Aptiv Holdings, Ltd. (a)	2,253	154
Bright Horizons Family Solutions, Inc. (a)	970	120
Wingstop, Inc.	341	115
Flutter Entertainment PLC (a)	400	114
Five Below, Inc. (a)	714	94
Darden Restaurants, Inc.	422	92
General Motors Co.	1,825	90
Williams-Sonoma, Inc.	475	77
Polaris, Inc.	1,836	75
Murphy USA, Inc.	154	63
TopBuild Corp. (a)	191	62
Chewy, Inc., Class A (a)	1,441	61
Texas Roadhouse, Inc.	321	60
Royal Caribbean Cruises, Ltd.	181	57
D.R. Horton, Inc.	396	51
Brinker International, Inc. (a)	266	48
Toll Brothers, Inc.	408	46
Cavco Industries, Inc. (a)	78	34
AutoZone, Inc. (a)	9	33
CAVA Group, Inc. (a)	385	32
		2,572

Information technology 10.90%
Ingram Micro Holding Corp.	12,295	256
Insight Enterprises, Inc. (a)	1,116	154
Fabrinet, non-registered shares (a)	513	151
Keysight Technologies, Inc. (a)	836	137
Flex, Ltd. (a)	2,187	109
Lumentum Holdings, Inc. (a)	1,084	103
Vontier Corp.	2,653	98
Procore Technologies, Inc. (a)	1,410	97
Cloudflare, Inc., Class A (a)	394	77
Pure Storage, Inc., Class A (a)	1,273	73
TD SYNNEX Corp.	472	64
MongoDB, Inc., Class A (a)	293	62
Ciena Corp. (a)	657	54
CDW Corp.	276	49
EPAM Systems, Inc. (a)	221	39
RingCentral, Inc., Class A (a)	1,316	37
Okta, Inc., Class A (a)	369	37
Fair Isaac Corp. (a)	18	33
Clearwater Analytics Holdings, Inc., Class A (a)	1,392	31
Klaviyo, Inc., Class A (a)	693	23
ServiceTitan, Inc., Class A (a)	160	17
Circle Internet Group, Inc. (a)(b)	96	17
		1,718

Consumer staples 8.32%
US Foods Holding Corp. (a)	4,947	381
Monster Beverage Corp. (a)	3,877	243
e.l.f. Beauty, Inc. (a)	1,295	161
Kimberly-Clark Corp.	801	103
Casey’s General Stores, Inc.	189	96
Dollar General Corp.	823	94
Estee Lauder Cos., Inc. (The), Class A	801	65

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Keurig Dr Pepper, Inc.	1,967	$65
Maplebear, Inc. (a)	1,127	51
Target Corp.	347	34
Constellation Brands, Inc., Class A	75	12
Bunge Global SA	56	5
		1,310

Health care 7.45%
Hims & Hers Health, Inc., Class A (a)	2,204	110
Medpace Holdings, Inc. (a)	305	96
Exact Sciences Corp. (a)	1,764	94
Ionis Pharmaceuticals, Inc. (a)	2,386	94
Align Technology, Inc. (a)	458	87
Illumina, Inc. (a)	885	84
Veeva Systems, Inc., Class A (a)	291	84
Cooper Cos., Inc. (a)	1,132	81
Molina Healthcare, Inc. (a)	233	69
Halozyme Therapeutics, Inc. (a)	1,133	59
Doximity, Inc., Class A (a)	884	54
Penumbra, Inc. (a)	203	52
Natera, Inc. (a)	275	47
Zimmer Biomet Holdings, Inc.	328	30
NewAmsterdam Pharma Co. NV (a)	1,638	30
DexCom, Inc. (a)	310	27
Humana, Inc.	95	23
Krystal Biotech, Inc. (a)	147	20
Alnylam Pharmaceuticals, Inc. (a)	34	11
agilon health, Inc. (a)	4,503	10
Caris Life Sciences, Inc., Class A (a)	345	9
GRAIL, Inc. (a)(b)	57	3
		1,174

Communication services 3.44%
ROBLOX Corp., Class A (a)	2,872	302
Live Nation Entertainment, Inc. (a)	613	93
Charter Communications, Inc., Class A (a)	128	52
Trade Desk, Inc. (The), Class A (a)	669	48
Take-Two Interactive Software, Inc. (a)	192	47
		542

Real estate 2.79%
Mid-America Apartment Communities, Inc. REIT	898	133
Essex Property Trust, Inc. REIT	370	105
Crown Castle, Inc. REIT	828	85
NNN REIT, Inc.	1,771	76
Lineage, Inc. REIT	937	41
		440

Energy 2.03%
Diamondback Energy, Inc.	883	121
Baker Hughes Co., Class A	2,254	87
Viper Energy, Inc., Class A	1,358	52
Permian Resources Corp., Class A	3,106	42
Cheniere Energy, Inc.	71	17
		319

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Materials 1.46%
International Paper Co.	3,154	$148
Element Solutions, Inc.	2,825	64
Albemarle Corp.	295	18
		230

Utilities 0.10%
FirstEnergy Corp.	364	15
Total common stocks (cost: $14,596,000)		15,209
Short-term securities 3.28%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)(d)	5,099	510

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (c)(e)	6,301	7
Total short-term securities (cost: $516,000)		517
Total investment securities 99.82% (cost: $15,112,000)		15,726
Other assets less liabilities 0.18%		29
Net assets 100.00%		$15,755
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.24%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)	$288	$2,214	$1,992	$— (f)	$— (f)	$510	$7

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $7,000, which represented 0.04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

47	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.96%	Shares	Value (000)
Information technology 21.38%
Broadcom, Inc.	322,908	$89,010
Taiwan Semiconductor Manufacturing Co., Ltd.	2,154,772	78,189
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,201	725
Microsoft Corp.	148,122	73,677
NVIDIA Corp.	275,672	43,553
Apple, Inc.	106,641	21,880
ASML Holding NV	17,464	13,939
ASML Holding NV (ADR)	1,512	1,212
International Business Machines Corp.	41,677	12,286
Micron Technology, Inc.	97,542	12,022
Tokyo Electron, Ltd.	50,675	9,741
Oracle Corp.	35,633	7,790
Shopify, Inc., Class A, subordinate voting shares (a)	65,481	7,553
SAP SE	20,143	6,125
Texas Instruments, Inc.	25,295	5,252
MediaTek, Inc.	122,094	5,224
Seagate Technology Holdings PLC	27,052	3,904
ANSYS, Inc. (a)	10,370	3,642
Accenture PLC, Class A	10,695	3,197
KLA Corp.	3,423	3,066
Salesforce, Inc.	10,034	2,736
Constellation Software, Inc.	721	2,644
Intel Corp.	116,540	2,611
Capgemini SE	14,221	2,430
Allegro MicroSystems, Inc. (a)	64,600	2,209
Keyence Corp.	5,100	2,048
Synopsys, Inc. (a)	3,579	1,835
EPAM Systems, Inc. (a)	10,025	1,773
Cloudflare, Inc., Class A (a)	8,686	1,701
Ciena Corp. (a)	17,848	1,452
Adobe, Inc. (a)	3,195	1,236
Elastic NV, non-registered shares (a)	11,780	993
Fair Isaac Corp. (a)	458	837
Advantech Co., Ltd.	36,098	420
Applied Materials, Inc.	743	136
		427,048

Financials 15.86%
Zurich Insurance Group AG	20,837	14,565
JPMorgan Chase & Co.	44,526	12,909
AXA SA	262,359	12,878
Chubb, Ltd.	41,672	12,073
Mastercard, Inc., Class A	18,748	10,535
BlackRock, Inc.	9,891	10,378
Apollo Asset Management, Inc.	70,768	10,040
Capital One Financial Corp.	46,086	9,805
Citigroup, Inc.	110,046	9,367
Aviva PLC	1,042,205	8,858
NatWest Group PLC	1,253,488	8,799
ING Groep NV	342,713	7,519
Arthur J. Gallagher & Co.	22,995	7,361
Blackstone, Inc.	47,902	7,165
American Express Co.	22,216	7,086
Banco Bilbao Vizcaya Argentaria SA	444,681	6,838
Ping An Insurance (Group) Company of China, Ltd., Class H	1,005,280	6,384
Ping An Insurance (Group) Company of China, Ltd., Class A	35,100	272
UniCredit SpA	93,613	6,276
Visa, Inc., Class A	17,504	6,215
HSBC Holdings PLC (GBP denominated)	351,246	4,252
HSBC Holdings PLC (HKD denominated)	130,000	1,572

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
HDFC Life Insurance Co., Ltd.	598,632	$5,684
Wells Fargo & Co.	70,909	5,681
3i Group PLC	93,637	5,295
Marsh & McLennan Cos., Inc.	22,870	5,000
Bank of America Corp.	104,457	4,943
Aon PLC, Class A	12,988	4,634
Blue Owl Capital, Inc., Class A	230,174	4,422
CVC Capital Partners PLC	207,761	4,253
Israel Discount Bank, Ltd., Class A	426,539	4,250
Ares Management Corp., Class A	24,360	4,219
Partners Group Holding AG	3,100	4,044
Postal Savings Bank of China Co., Ltd., Class H	5,705,383	3,983
Progressive Corp.	14,883	3,972
BNP Paribas SA	42,005	3,776
Munchener Ruckversicherungs-Gesellschaft AG	5,305	3,441
KB Financial Group, Inc.	40,508	3,329
AIA Group, Ltd.	365,869	3,281
Mizuho Financial Group, Inc.	116,000	3,216
FinecoBank SpA	139,663	3,099
Axis Bank, Ltd.	213,293	2,983
Erste Group Bank AG	34,767	2,961
Danske Bank AS	71,120	2,900
Morgan Stanley	20,517	2,890
Svenska Handelsbanken AB, Class A	193,544	2,587
China Merchants Bank Co., Ltd., Class A	256,800	1,647
China Merchants Bank Co., Ltd., Class H	122,403	855
Brown & Brown, Inc.	22,407	2,484
Brookfield Asset Management, Ltd., Class A (CAD denominated)	44,450	2,460
Nu Holdings, Ltd., Class A (a)	174,140	2,389
DBS Group Holdings, Ltd.	67,000	2,367
HDFC Bank, Ltd.	66,556	1,553
HDFC Bank, Ltd. (ADR)	8,629	662
CaixaBank SA, non-registered shares	249,398	2,160
Bank Central Asia Tbk PT	4,024,400	2,150
B3 SA - Brasil, Bolsa, Balcao	732,050	1,965
American International Group, Inc.	22,219	1,902
TPG, Inc., Class A	34,713	1,821
KKR & Co., Inc.	12,817	1,705
National Bank of Canada	14,828	1,530
Skandinaviska Enskilda Banken AB, Class A	84,086	1,467
Societe Generale	24,943	1,427
Banco Comercial Portugues, SA	1,692,704	1,317
Sumitomo Mitsui Financial Group, Inc.	50,300	1,269
Fiserv, Inc. (a)	6,083	1,049
Fidelity National Information Services, Inc.	11,892	968
Bank Hapoalim BM	46,715	896
Goldman Sachs Group, Inc.	1,233	873
Abu Dhabi Islamic Bank PJSC	141,991	831
Federal Home Loan Mortgage Corp. (a)(b)	98,292	810
Fannie Mae (a)	77,815	742
XP, Inc., Class A	36,512	738
Macquarie Group, Ltd.	4,650	700
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		316,727

Industrials 15.14%
General Electric Co.	121,801	31,350
BAE Systems PLC	911,124	23,594
Airbus SE, non-registered shares	93,536	19,531
RTX Corp.	113,584	16,586

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Siemens AG	63,126	$16,184
TransDigm Group, Inc.	10,394	15,806
Leonardo SpA	245,803	13,834
Carrier Global Corp.	143,154	10,478
Deere & Co.	20,164	10,253
Melrose Industries PLC	1,341,959	9,778
Compagnie de Saint-Gobain SA, non-registered shares	80,853	9,490
Ryanair Holdings PLC (ADR)	153,215	8,836
Safran SA	22,275	7,239
United Rentals, Inc.	9,359	7,051
Hitachi, Ltd.	237,400	6,932
RELX PLC	121,544	6,568
Deutsche Post AG	135,573	6,262
Rolls-Royce Holdings PLC	447,691	5,946
Mitsui & Co., Ltd.	253,700	5,192
L3Harris Technologies, Inc.	20,021	5,022
Lockheed Martin Corp.	10,375	4,805
Siemens Energy AG (a)	40,154	4,638
Volvo AB, Class B	161,206	4,522
Bureau Veritas SA	130,575	4,451
Ingersoll-Rand, Inc.	51,987	4,324
Parker-Hannifin Corp.	5,942	4,150
Techtronic Industries Co., Ltd.	359,000	3,947
Recruit Holdings Co., Ltd.	65,950	3,909
MTU Aero Engines AG	8,343	3,707
Saab AB, Class B	50,858	2,836
ITOCHU Corp.	49,800	2,613
International Consolidated Airlines Group SA (CDI)	547,301	2,563
XPO, Inc. (a)	15,581	1,968
Crane Co.	10,233	1,943
Comfort Systems USA, Inc.	2,936	1,574
CSX Corp.	45,296	1,478
AMETEK, Inc.	7,650	1,384
Weir Group PLC (The)	40,053	1,369
Bunzl PLC	42,369	1,349
SS&C Technologies Holdings, Inc.	13,786	1,142
FTAI Aviation, Ltd.	9,560	1,100
Boeing Co. (The) (a)	4,235	887
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	37,007	850
Howmet Aerospace, Inc.	4,460	830
Woodward, Inc.	3,354	822
Diploma PLC	11,469	770
Core & Main, Inc., Class A (a)	12,400	748
Ferguson Enterprises, Inc.	2,880	627
Arcadis NV, non-registered shares	10,404	505
FedEx Corp.	1,469	334
Marubeni Corp.	13,600	275
GE Vernova, Inc.	— (d)	— (d)
		302,352

Consumer discretionary 9.07%
Amazon.com, Inc. (a)	140,588	30,844
Starbucks Corp.	160,763	14,731
Flutter Entertainment PLC (a)	44,504	12,717
Royal Caribbean Cruises, Ltd.	35,581	11,142
Las Vegas Sands Corp.	253,300	11,021
Compagnie Financiere Richemont SA, Class A	50,832	9,574
Trip.com Group, Ltd. (ADR)	81,904	4,803
Trip.com Group, Ltd.	77,436	4,498
Industria de Diseno Textil SA	172,358	8,970

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tesla, Inc. (a)	26,703	$8,483
NEXT PLC	49,226	8,406
MercadoLibre, Inc. (a)	2,554	6,675
Home Depot, Inc.	15,110	5,540
LVMH Moet Hennessy-Louis Vuitton SE	10,539	5,519
Booking Holdings, Inc.	891	5,158
Chipotle Mexican Grill, Inc. (a)	82,008	4,605
Moncler SpA	60,825	3,467
Hermes International	1,159	3,139
Marriott International, Inc., Class A	8,912	2,435
Shimano, Inc.	16,700	2,424
Restaurant Brands International, Inc. (CAD denominated)	28,394	1,884
Aristocrat Leisure, Ltd.	39,374	1,689
Dollarama, Inc.	11,674	1,645
D.R. Horton, Inc.	12,445	1,604
InterContinental Hotels Group PLC	13,475	1,536
Hyundai Motor Co.	9,840	1,484
adidas AG	5,898	1,375
Ferrari NV (EUR denominated)	2,794	1,369
Midea Group Co., Ltd., Class A	123,300	1,242
Suzuki Motor Corp.	98,300	1,190
Compass Group PLC	24,325	824
BYD Co., Ltd., Class H	42,000	655
Stellantis NV	60,662	608
		181,256

Health care 8.41%
Eli Lilly and Co.	40,598	31,647
Abbott Laboratories	157,539	21,427
Vertex Pharmaceuticals, Inc. (a)	46,256	20,593
Stryker Corp.	27,929	11,050
Novo Nordisk AS, Class B	149,699	10,390
Gilead Sciences, Inc.	87,671	9,720
Sanofi	80,343	7,780
Medtronic PLC	75,839	6,611
UnitedHealth Group, Inc.	20,150	6,286
Takeda Pharmaceutical Co., Ltd.	189,200	5,814
Molina Healthcare, Inc. (a)	15,146	4,512
Amgen, Inc.	14,806	4,134
Daiichi Sankyo Co., Ltd.	152,300	3,559
Novartis AG	28,740	3,483
Insulet Corp. (a)	10,680	3,356
EssilorLuxottica SA	11,285	3,096
Thermo Fisher Scientific, Inc.	7,404	3,002
GE HealthCare Technologies, Inc.	21,529	1,595
Haleon PLC	246,030	1,264
Boston Scientific Corp. (a)	10,781	1,158
Lonza Group AG	1,598	1,138
CVS Health Corp.	16,336	1,127
AstraZeneca PLC	7,502	1,042
Cigna Group (The)	3,100	1,025
Chugai Pharmaceutical Co., Ltd.	17,100	894
Rede D’Or Sao Luiz SA	122,458	798
Coloplast AS, Class B	6,002	570
Centene Corp. (a)	8,628	468
agilon health, Inc. (a)	125,582	289
Alnylam Pharmaceuticals, Inc. (a)	568	185
		168,013

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Communication services 8.30%
Meta Platforms, Inc., Class A	55,225	$40,761
Alphabet, Inc., Class A	91,743	16,168
Alphabet, Inc., Class C	61,561	10,920
Netflix, Inc. (a)	9,626	12,891
Deutsche Telekom AG	330,282	12,049
Publicis Groupe SA	106,720	12,028
SoftBank Group Corp.	116,000	8,470
AT&T, Inc.	240,744	6,967
NetEase, Inc.	216,200	5,811
NetEase, Inc. (ADR)	4,665	628
Singapore Telecommunications, Ltd.	2,083,063	6,258
Bharti Airtel, Ltd.	230,486	5,401
Bharti Airtel, Ltd., interim shares	7,924	141
Universal Music Group NV	170,542	5,521
SoftBank Corp.	3,155,950	4,887
Tencent Holdings, Ltd.	58,900	3,774
Comcast Corp., Class A	100,858	3,600
Nintendo Co., Ltd.	34,000	3,277
Spotify Technology SA (a)	3,523	2,703
Omnicom Group, Inc.	19,663	1,415
Walt Disney Co. (The)	10,921	1,354
Sea, Ltd., Class A (ADR) (a)	4,749	760
Advanced Info Service PCL, foreign registered shares	7,000	60
		165,844

Consumer staples 6.05%
Philip Morris International, Inc.	270,760	49,313
Nestle SA	120,933	12,015
Imperial Brands PLC	302,229	11,935
British American Tobacco PLC	242,773	11,540
Kroger Co.	117,170	8,405
JBS NV (BDR) (a)	238,801	3,438
Ajinomoto Co., Inc.	123,600	3,355
Ocado Group PLC (a)	792,264	2,468
Costco Wholesale Corp.	2,306	2,283
Danone SA	27,147	2,218
Sysco Corp.	24,507	1,856
Kweichow Moutai Co., Ltd., Class A	9,100	1,790
Bunge Global SA	17,875	1,435
Procter & Gamble Co.	7,660	1,220
Uni-Charm Corp.	147,000	1,062
Suntory Beverage & Food, Ltd. (b)	31,400	1,005
US Foods Holding Corp. (a)	12,968	999
Arca Continental, SAB de CV	87,378	924
L’Oreal SA, non-registered shares	2,062	882
Loblaw Companies, Ltd.	5,274	872
Coca-Cola Co.	11,233	795
Keurig Dr Pepper, Inc.	19,565	647
Altria Group, Inc.	6,282	368
General Mills, Inc.	1,805	93
		120,918

Materials 5.30%
Freeport-McMoRan, Inc.	411,150	17,823
Linde PLC	27,617	12,957
Heidelberg Materials AG, non-registered shares	45,768	10,753
Vale SA, ordinary nominative shares	962,864	9,331
Vale SA (ADR), ordinary nominative shares	140,029	1,359
Rio Tinto PLC	159,054	9,268

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	366,873	$6,517
Air Products and Chemicals, Inc.	18,638	5,257
Corteva, Inc.	68,862	5,132
Glencore PLC	982,063	3,823
Ivanhoe Mines, Ltd., Class A (a)	450,844	3,387
Air Liquide SA	15,673	3,234
Smurfit Westrock PLC	63,371	2,735
Dow, Inc.	84,736	2,244
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	17,572	2,094
Grupo Mexico, SAB de CV, Series B	249,082	1,509
Southern Copper Corp.	14,886	1,506
Shin-Etsu Chemical Co., Ltd.	31,900	1,057
Akzo Nobel NV	14,643	1,025
Lundin Mining Corp.	95,894	1,008
CRH PLC	10,569	970
Franco-Nevada Corp.	5,675	930
Antofagasta PLC	35,642	885
Anglogold Ashanti PLC	15,965	728
Evonik Industries AG	20,222	417
Anglo American PLC	— (d)	— (d)
		105,949

Energy 3.99%
Shell PLC (GBP denominated)	444,092	15,565
Shell PLC (EUR denominated)	14,064	497
EOG Resources, Inc.	125,943	15,064
Cameco Corp. (CAD denominated)	127,926	9,500
Cameco Corp.	39,775	2,953
Canadian Natural Resources, Ltd. (CAD denominated)	333,819	10,492
TC Energy Corp. (CAD denominated) (b)	153,662	7,502
Tourmaline Oil Corp.	64,998	3,136
Baker Hughes Co., Class A	76,799	2,944
BP PLC	567,500	2,849
Suncor Energy, Inc.	68,296	2,558
ConocoPhillips	21,973	1,972
Expand Energy Corp.	12,380	1,448
Neste OYJ	85,724	1,163
Schlumberger NV	21,356	722
TotalEnergies SE	11,680	717
ADNOC Drilling Co. PJSC	381,223	592
		79,674

Utilities 1.69%
E.ON SE	252,314	4,644
Iberdrola SA, non-registered shares	231,736	4,447
Constellation Energy Corp.	11,628	3,753
Pinnacle West Capital Corp.	36,700	3,284
Engie SA	134,866	3,165
NextEra Energy, Inc.	38,632	2,682
Dominion Energy, Inc.	39,815	2,250
Duke Energy Corp.	18,764	2,214
China Resources Gas Group, Ltd.	728,832	1,862
National Grid PLC	105,993	1,544
DTE Energy Co.	10,763	1,426
Public Service Enterprise Group, Inc.	11,944	1,005
FirstEnergy Corp.	24,064	969
Southern Co. (The)	5,700	523
		33,768

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.77%
Prologis, Inc. REIT	44,269	$4,653
China Resources Mixc Lifestyle Services, Ltd.	943,600	4,562
VICI Properties, Inc. REIT	134,656	4,390
Simon Property Group, Inc. REIT	6,679	1,074
Longfor Group Holdings, Ltd. (b)	668,238	788
		15,467
Total common stocks (cost: $1,143,827,000)		1,917,016
Preferred securities 0.26%
Financials 0.26%
Itau Unibanco Holding SA, preferred nominative shares	320,549	2,180
Itau Unibanco Holding SA (ADR), preferred nominative shares	219,472	1,490
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(b)	58,679	880
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	700	10
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	37,228	531
		5,091
Total preferred securities (cost: $4,428,000)		5,091
Bonds, notes & other debt instruments 0.07%	Principal amount (000)
Corporate bonds, notes & loans 0.04%
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (e)	USD709	505

Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	432	424
Total corporate bonds, notes & loans		929
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	577
Total bonds, notes & other debt instruments (cost: $1,581,000)		1,506
Short-term securities 4.22%	Shares
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)(g)	762,860	76,286

Money market investments purchased with collateral from securities on loan 0.40%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	8,089,301	8,089
Total short-term securities (cost: $84,370,000)		84,375
Total investment securities 100.51% (cost: $1,234,206,000)		2,007,988
Other assets less liabilities (0.51)%		(10,284)
Net assets 100.00%		$1,997,704

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)	$46,673	$205,977	$176,354	$(8)	$(2)	$76,286	$1,606

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $8,902,000, which represented 0.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Step bond; coupon rate may change at a later date.
(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

55	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.21%	Shares	Value (000)
Information technology 27.82%
Microsoft Corp.	6,355,199	$3,161,140
NVIDIA Corp.	15,063,719	2,379,917
Broadcom, Inc.	7,692,044	2,120,312
Apple, Inc.	5,646,237	1,158,438
Accenture PLC, Class A	1,488,978	445,041
Oracle Corp.	1,909,313	417,433
Amphenol Corp., Class A	3,069,782	303,141
Arista Networks, Inc. (a)	2,911,504	297,876
Cognizant Technology Solutions Corp., Class A	3,381,043	263,823
Seagate Technology Holdings PLC	1,823,912	263,245
Texas Instruments, Inc.	993,770	206,327
Salesforce, Inc.	684,185	186,570
Applied Materials, Inc.	933,753	170,942
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	148,847
Microchip Technology, Inc.	1,828,376	128,663
Adobe, Inc. (a)	163,526	63,265
Palo Alto Networks, Inc. (a)	220,554	45,134
Micron Technology, Inc.	268,034	33,035
ASML Holding NV	28,845	23,023
QUALCOMM, Inc.	141,313	22,506
		11,838,678

Industrials 15.48%
RTX Corp.	7,207,131	1,052,385
Automatic Data Processing, Inc.	1,993,331	614,743
Boeing Co. (The) (a)	2,376,190	497,883
Carrier Global Corp.	6,092,070	445,878
General Dynamics Corp.	1,519,363	443,137
GFL Environmental, Inc., subordinate voting shares	8,442,865	426,027
Woodward, Inc.	1,642,573	402,578
Airbus SE, non-registered shares	1,921,964	401,313
General Electric Co.	1,504,665	387,286
United Rentals, Inc.	293,723	221,291
Paychex, Inc.	1,519,430	221,016
XPO, Inc. (a)	1,749,629	220,961
Honeywell International, Inc.	828,971	193,051
Ingersoll-Rand, Inc.	2,182,540	181,544
Caterpillar, Inc.	418,832	162,595
APi Group Corp. (a)	2,760,328	140,915
Uber Technologies, Inc. (a)	1,288,242	120,193
CSX Corp.	3,114,334	101,621
TransDigm Group, Inc.	65,897	100,206
L3Harris Technologies, Inc.	381,989	95,818
Union Pacific Corp.	360,831	83,020
StandardAero, Inc. (a)	1,589,110	50,295
Waste Management, Inc.	113,395	25,947
		6,589,703

Financials 12.23%
JPMorgan Chase & Co.	2,970,358	861,136
Mastercard, Inc., Class A	1,095,825	615,788
Fidelity National Information Services, Inc.	6,648,960	541,292
BlackRock, Inc.	504,695	529,551
Wells Fargo & Co.	3,777,575	302,659
Marsh & McLennan Cos., Inc.	1,141,737	249,629
Capital One Financial Corp.	1,018,858	216,772
Chubb, Ltd.	559,859	162,202
Visa, Inc., Class A	445,602	158,211
B3 SA - Brasil, Bolsa, Balcao	56,528,755	151,698

American Funds Insurance Series	56

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Morgan Stanley	957,257	$134,839
Berkshire Hathaway, Inc., Class B (a)	269,334	130,834
Pinnacle Financial Partners, Inc.	1,131,294	124,906
Arthur J. Gallagher & Co.	386,229	123,640
Goldman Sachs Group, Inc.	174,257	123,330
Progressive Corp.	441,636	117,855
PNC Financial Services Group, Inc.	520,903	97,107
PayPal Holdings, Inc. (a)	1,170,785	87,013
S&P Global, Inc.	165,000	87,003
CME Group, Inc., Class A	292,470	80,611
State Street Corp.	681,940	72,518
American Express Co.	214,890	68,546
American International Group, Inc.	704,000	60,255
First Citizens BancShares, Inc., Class A	27,589	53,977
Apollo Asset Management, Inc.	373,721	53,020
		5,204,392

Consumer discretionary 10.82%
Amazon.com, Inc. (a)	7,885,129	1,729,918
Starbucks Corp.	5,895,185	540,176
Royal Caribbean Cruises, Ltd.	1,347,194	421,860
Wyndham Hotels & Resorts, Inc. (b)	4,703,154	381,943
Home Depot, Inc.	851,415	312,163
Tesla, Inc. (a)	809,068	257,009
Las Vegas Sands Corp.	5,713,687	248,603
Sony Group Corp.	5,225,500	135,350
Viking Holdings, Ltd. (a)	2,360,527	125,793
Chipotle Mexican Grill, Inc. (a)	2,131,290	119,672
Hasbro, Inc.	1,121,640	82,799
TJX Companies, Inc. (The)	495,864	61,234
DoorDash, Inc., Class A (a)	176,256	43,449
Carvana Co., Class A (a)	122,390	41,241
YUM! Brands, Inc.	272,921	40,441
Hilton Worldwide Holdings, Inc.	151,393	40,322
LVMH Moet Hennessy-Louis Vuitton SE	44,522	23,317
		4,605,290

Health care 9.29%
Eli Lilly and Co.	1,455,976	1,134,977
Vertex Pharmaceuticals, Inc. (a)	1,278,119	569,019
AbbVie, Inc.	1,919,793	356,352
Abbott Laboratories	2,330,871	317,022
Thermo Fisher Scientific, Inc.	529,687	214,767
Revvity, Inc.	1,740,393	168,331
IQVIA Holdings, Inc. (a)	861,315	135,735
Johnson & Johnson	807,444	123,337
Sanofi	1,245,837	120,646
Cencora, Inc.	401,982	120,534
Insulet Corp. (a)	303,962	95,499
Gilead Sciences, Inc.	715,085	79,281
UnitedHealth Group, Inc.	238,376	74,366
Intuitive Surgical, Inc. (a)	129,867	70,571
Cigna Group (The)	169,900	56,165
Stryker Corp.	138,782	54,906
Danaher Corp.	250,263	49,437
GE HealthCare Technologies, Inc.	626,693	46,419
Amgen, Inc.	151,000	42,161
CVS Health Corp.	535,085	36,910
DexCom, Inc. (a)	390,182	34,059

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Masimo Corp. (a)	119,168	$20,046
Medtronic PLC	210,000	18,306
Alnylam Pharmaceuticals, Inc. (a)	44,175	14,405
		3,953,251

Communication services 8.98%
Meta Platforms, Inc., Class A	2,978,719	2,198,563
Alphabet, Inc., Class A	4,123,004	726,597
Alphabet, Inc., Class C	2,168,410	384,654
Netflix, Inc. (a)	262,557	351,598
Universal Music Group NV	3,239,458	104,862
SoftBank Group Corp.	484,100	35,348
Comcast Corp., Class A	624,053	22,272
		3,823,894

Consumer staples 3.14%
British American Tobacco PLC	11,381,282	541,008
Procter & Gamble Co.	1,370,988	218,426
Philip Morris International, Inc.	1,042,193	189,815
Coca-Cola Co.	2,053,492	145,284
Imperial Brands PLC	3,663,668	144,682
Mondelez International, Inc., Class A	851,894	57,452
Keurig Dr Pepper, Inc.	1,164,623	38,502
		1,335,169

Energy 2.99%
Baker Hughes Co., Class A	8,415,638	322,656
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	297,092
Exxon Mobil Corp.	2,651,600	285,843
Expand Energy Corp.	715,878	83,715
TC Energy Corp.	1,629,755	79,516
EOG Resources, Inc.	575,078	68,785
Chevron Corp.	444,985	63,717
ConocoPhillips	434,738	39,013
Halliburton Co.	1,672,003	34,075
		1,274,412

Materials 2.72%
Air Products and Chemicals, Inc.	1,428,502	402,923
International Paper Co.	5,806,574	271,922
Linde PLC	565,683	265,407
Eastman Chemical Co.	1,388,765	103,685
LyondellBasell Industries NV	769,974	44,551
Freeport-McMoRan, Inc.	1,005,668	43,596
Albemarle Corp.	431,100	27,017
		1,159,101

Utilities 1.97%
PG&E Corp.	18,016,861	251,155
Dominion Energy, Inc.	4,402,764	248,844
CenterPoint Energy, Inc.	3,037,684	111,605
Entergy Corp.	1,337,004	111,132
Sempra	800,000	60,616
NextEra Energy, Inc.	793,264	55,068
		838,420

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 1.77%
VICI Properties, Inc. REIT	10,163,137	$331,319
Equinix, Inc. REIT	235,188	187,085
American Tower Corp. REIT	428,106	94,620
Prologis, Inc. REIT	866,060	91,040
Welltower, Inc. REIT	306,310	47,089
		751,153
Total common stocks (cost: $22,661,815,000)		41,373,463
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	160
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	828
Total corporate bonds, notes & loans		988
Total bonds, notes & other debt instruments (cost: $969,000)		988
Short-term securities 2.96%	Shares
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (b)(c)	12,613,746	1,261,375
Total short-term securities (cost: $1,261,311,000)		1,261,375
Total investment securities 100.17% (cost: $23,924,095,000)		42,635,826
Other assets less liabilities (0.17)%		(73,509)
Net assets 100.00%		$42,562,317
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.90%
Consumer discretionary 0.90%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$32,068	$6,460	$(101,452)	$381,943	$3,857
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (c)	1,471,964	3,884,821	4,095,042	(247)	(121)	1,261,375	33,418
Total 3.86%				$6,213	$(101,573)	$1,643,318	$37,275

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 6/30/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

59	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.81%	Shares	Value (000)
Financials 24.20%
UniCredit SpA	82,015	$5,498
AXA SA	98,049	4,813
Societe Generale	83,606	4,781
Skandinaviska Enskilda Banken AB, Class A	213,375	3,724
DBS Group Holdings, Ltd.	92,484	3,267
Banco Bilbao Vizcaya Argentaria SA	207,319	3,188
Zurich Insurance Group AG	4,329	3,026
CaixaBank SA, non-registered shares	346,304	3,000
HSBC Holdings PLC (GBP denominated)	187,318	2,267
HSBC Holdings PLC (HKD denominated)	57,200	692
KB Financial Group, Inc.	33,773	2,775
Hana Financial Group, Inc.	38,096	2,436
AIA Group, Ltd.	269,000	2,412
Banco Santander SA	278,262	2,303
Euronext NV	13,050	2,231
Prudential PLC	176,972	2,217
PICC Property and Casualty Co., Ltd., Class H	1,140,000	2,207
NatWest Group PLC	307,586	2,159
Deutsche Bank AG	72,520	2,150
Resona Holdings, Inc.	231,000	2,137
HDFC Bank, Ltd.	84,415	1,970
Bank Hapoalim BM	100,063	1,920
Aviva PLC	214,434	1,823
London Stock Exchange Group PLC	11,847	1,729
Kotak Mahindra Bank, Ltd.	67,163	1,694
Bank Leumi le-Israel BM	85,824	1,596
Munchener Ruckversicherungs-Gesellschaft AG	2,352	1,525
Allianz SE	3,670	1,488
Ping An Insurance (Group) Company of China, Ltd., Class H	198,500	1,261
Abu Dhabi Islamic Bank PJSC	213,614	1,251
3i Group PLC	22,022	1,245
Tokio Marine Holdings, Inc.	27,700	1,175
Edenred SA	36,354	1,126
Aon PLC, Class A	2,980	1,063
CVC Capital Partners PLC	50,136	1,026
XP, Inc., Class A	45,340	916
ICICI Bank, Ltd. (ADR)	26,538	893
Mediobanca SpA (a)	37,649	875
Adyen NV (b)	463	850
Etoro Group, Ltd., Class A (b)	12,624	841
Hiscox, Ltd.	48,322	832
Hong Kong Exchanges and Clearing, Ltd.	15,500	827
Tryg A/S	31,592	816
Macquarie Group, Ltd.	5,051	760
Pluxee NV	34,882	760
Canadian Imperial Bank of Commerce	9,407	668
Partners Group Holding AG	510	665
Mizuho Financial Group, Inc.	23,700	657
Plus500, Ltd.	13,607	634
Brookfield Corp., Class A (CAD denominated)	8,991	556
Grupo Financiero Banorte, SAB de CV, Series O	56,281	514
People’s Insurance Company (Group) of China, Ltd. (The), Class H	640,000	487
Banco BTG Pactual SA, units	61,713	480
Canara Bank	300,837	401
Sampo OYJ, Class A	36,843	396
Intesa Sanpaolo SpA	64,163	370
Grupo Financiero Inbursa, SAB de CV	139,929	361
MS&AD Insurance Group Holdings, Inc.	16,000	359
Saudi National Bank (The)	36,707	354
Bank Central Asia Tbk PT	641,400	343
Banca Generali SpA	6,155	342

American Funds Insurance Series	60

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Japan Post Bank Co., Ltd.	28,500	$308
ING Groep NV	10,568	232
Hang Seng Bank, Ltd.	12,900	193
Sberbank of Russia PJSC (c)	476,388	— (d)
		95,865

Industrials 16.00%
BAE Systems PLC	371,144	9,611
Airbus SE, non-registered shares	27,613	5,766
Ryanair Holdings PLC (ADR)	76,887	4,434
Siemens AG	11,090	2,843
Rheinmetall AG, non-registered shares	1,264	2,676
Hitachi, Ltd.	88,400	2,581
ABB, Ltd.	42,447	2,531
Safran SA	7,110	2,311
Deutsche Post AG	45,152	2,085
RELX PLC	38,138	2,061
ITOCHU Corp.	34,700	1,821
DSV A/S	7,290	1,752
Epiroc AB, Class B	42,138	806
Epiroc AB, Class A	33,488	727
Motiva Infraestrutura de Mobilidade SA	599,534	1,522
Canadian National Railway Co. (CAD denominated)	13,158	1,371
Diploma PLC	19,393	1,301
Alliance Global Group, Inc.	7,546,600	1,208
Copa Holdings SA, Class A	10,519	1,157
Compagnie de Saint-Gobain SA, non-registered shares	9,633	1,131
SMC Corp.	3,000	1,084
Volvo AB, Class B	38,529	1,081
Deutsche Lufthansa AG	123,520	1,045
Singapore Technologies Engineering, Ltd.	166,300	1,019
ASSA ABLOY AB, Class B	31,106	971
SPIE SA	15,845	890
SGH, Ltd.	22,731	809
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	34,778	798
Komatsu, Ltd.	20,200	664
Brambles, Ltd.	34,999	539
Kingspan Group PLC	6,112	520
Metso Corp.	39,888	516
Daikin Industries, Ltd.	4,000	473
Caterpillar, Inc.	1,195	464
Bombardier, Inc., Class B (b)	4,952	431
Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,100	403
Mitsui & Co., Ltd.	15,800	323
Rolls-Royce Holdings PLC	23,754	316
International Consolidated Airlines Group SA (CDI)	66,727	313
Ashtead Group PLC	4,715	302
Salik Co. PJSC	174,803	288
International Container Terminal Services, Inc.	32,510	237
Wizz Air Holdings PLC (b)	12,727	190
		63,371

Information technology 11.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	403,000	14,623
ASML Holding NV	7,732	6,171
MediaTek, Inc.	90,000	3,851
Samsung Electronics Co., Ltd.	71,381	3,163
Broadcom, Inc.	8,075	2,226
SAP SE	7,175	2,182

61	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
NEC Corp.	55,900	$1,638
Sage Group PLC (The)	68,516	1,176
Capgemini SE	6,781	1,159
ASMPT, Ltd.	137,500	1,008
SK hynix, Inc.	4,609	997
Halma PLC	20,776	913
ASM International NV	1,296	830
Fujitsu, Ltd.	31,500	769
Tokyo Electron, Ltd.	3,900	750
E Ink Holdings, Inc.	95,000	719
Bechtle AG, non-registered shares	12,590	590
Lumine Group, Inc., subordinate voting shares (b)	10,419	366
Tata Consultancy Services, Ltd.	8,945	361
Keyence Corp.	800	321
eMemory Technology, Inc.	3,000	242
Newgen Software Technologies, Ltd.	13,433	183
		44,238

Consumer staples 8.81%
British American Tobacco PLC	131,714	6,261
Philip Morris International, Inc.	27,581	5,023
Nestle SA	44,604	4,431
Imperial Brands PLC	91,475	3,613
Carlsberg A/S, Class B	14,001	1,984
KT&G Corp.	18,007	1,704
Pernod Ricard SA	16,278	1,622
Arca Continental, SAB de CV	127,111	1,344
L’Oreal SA, non-registered shares	3,110	1,330
Carrefour SA, non-registered shares	91,237	1,286
Danone SA	13,637	1,114
Anheuser-Busch InBev SA/NV	15,787	1,083
Yamazaki Baking Co., Ltd.	39,500	886
Tsingtao Brewery Co., Ltd., Class H	129,738	847
Kweichow Moutai Co., Ltd., Class A	3,290	647
Ocado Group PLC (b)	175,541	547
Unilever PLC	8,946	543
United Spirits, Ltd.	19,088	318
Seven & i Holdings Co., Ltd.	18,100	292
		34,875

Consumer discretionary 8.23%
Industria de Diseno Textil SA	85,241	4,436
Renault SA	67,213	3,098
Trip.com Group, Ltd. (ADR)	37,365	2,191
Trip.com Group, Ltd.	10,050	584
Prosus NV, Class N	48,589	2,717
MGM China Holdings, Ltd.	1,190,000	1,952
Amadeus IT Group SA, Class A, non-registered shares	17,324	1,459
LVMH Moet Hennessy-Louis Vuitton SE	2,363	1,238
Aristocrat Leisure, Ltd.	28,439	1,220
Evolution AB	13,052	1,037
Entain PLC	83,159	1,028
Midea Group Co., Ltd., Class A	95,500	962
ANTA Sports Products, Ltd.	72,700	875
Compagnie Financiere Richemont SA, Class A	4,098	772
InterContinental Hotels Group PLC	6,711	765
Hyundai Motor Co.	5,056	762
Suzuki Motor Corp.	51,100	618
Games Workshop Group PLC	2,664	593

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Restaurant Brands International, Inc. (CAD denominated)	8,197	$544
D’Ieteren Group	2,461	529
B&M European Value Retail SA	138,745	517
Meituan, Class B (b)	32,000	511
Dixon Technologies (India), Ltd.	2,917	510
Accor SA	9,691	506
Nitori Holdings Co., Ltd.	4,900	474
H World Group, Ltd. (ADR)	12,538	425
JD.com, Inc., Class A (ADR)	12,568	410
Paltac Corp.	14,300	401
Galaxy Entertainment Group, Ltd.	89,361	397
Amber Enterprises India, Ltd. (b)	4,368	345
BYD Co., Ltd., Class A	6,400	296
Maruti Suzuki India, Ltd.	1,989	288
Jumbo SA	3,722	128
		32,588

Communication services 7.32%
Koninklijke KPN NV	950,618	4,631
Singapore Telecommunications, Ltd.	972,800	2,923
Publicis Groupe SA	24,160	2,723
Tencent Holdings, Ltd.	32,500	2,082
Deutsche Telekom AG	49,481	1,805
Nintendo Co., Ltd.	17,500	1,687
Bharti Airtel, Ltd.	62,029	1,453
MTN Group, Ltd.	181,961	1,448
BT Group PLC	487,864	1,297
Orange	82,607	1,257
Kanzhun, Ltd., Class A (ADR) (b)	61,210	1,092
Swisscom AG (b)	1,375	975
NetEase, Inc.	34,200	919
Nippon Television Holdings, Inc.	38,500	895
HYBE Co., Ltd.	3,666	839
Indus Towers, Ltd. (b)	153,766	755
America Movil, SAB de CV, Class B (ADR)	37,216	668
Universal Music Group NV	20,503	664
KT Corp. (ADR)	22,308	464
Vend Marketplaces ASA, Class A	11,389	401
		28,978

Health care 6.52%
Sanofi	67,985	6,584
AstraZeneca PLC	38,492	5,347
EssilorLuxottica SA	11,732	3,219
Novo Nordisk AS, Class B	44,521	3,090
Chugai Pharmaceutical Co., Ltd.	24,300	1,270
bioMerieux SA	8,453	1,169
Haleon PLC	180,035	925
Grifols SA, Class B (ADR) (b)	96,958	876
Roche Holding AG, nonvoting non-registered shares	2,659	866
Bayer AG	25,374	763
Genus PLC	15,716	441
Max Healthcare Institute, Ltd.	27,843	414
Fresenius SE & Co. KGaA	7,058	355
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	40,000	274

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	1,100	$131
Akums Drugs and Pharmaceuticals, Ltd. (b)	16,884	115
Euroapi SA (a)(b)	1,412	5
		25,844

Materials 5.20%
Barrick Mining Corp.	145,374	3,027
Linde PLC	4,443	2,084
Glencore PLC	443,045	1,725
BASF SE	34,443	1,698
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	11,435	1,362
Shin-Etsu Chemical Co., Ltd.	35,500	1,176
Vale SA (ADR), ordinary nominative shares	84,314	819
Vale SA, ordinary nominative shares	32,911	319
Heidelberg Materials AG, non-registered shares	3,882	912
Anhui Conch Cement Co., Ltd., Class H	345,000	877
Norsk Hydro ASA	141,880	810
Nutrien, Ltd. (CAD denominated)	13,615	793
Air Liquide SA	3,426	707
Rio Tinto PLC	11,504	670
Grupo Mexico, SAB de CV, Series B	102,232	619
Sika AG	2,232	606
Valterra Platinum, Ltd. (ZAR denominated)	11,207	500
Valterra Platinum, Ltd. (GBP denominated) (b)	1,235	54
Fresnillo PLC	25,025	495
Franco-Nevada Corp. (CAD denominated)	2,647	435
Anglo American PLC	10,633	314
Fortescue, Ltd.	23,624	238
Givaudan SA	43	208
Freeport-McMoRan, Inc.	3,152	137
Alrosa PJSC (c)	53,607	— (d)
		20,585

Energy 4.55%
TotalEnergies SE	113,612	6,972
Cameco Corp. (CAD denominated)	32,219	2,393
Canadian Natural Resources, Ltd. (CAD denominated)	59,516	1,871
Shell PLC (GBP denominated)	50,148	1,758
Gaztransport & Technigaz SA	4,044	801
Cenovus Energy, Inc. (CAD denominated)	37,928	516
Cenovus Energy, Inc.	12,761	174
Repsol SA, non-registered shares	46,619	683
TC Energy Corp. (CAD denominated)	13,038	636
BP PLC	125,880	632
ADNOC Drilling Co. PJSC	316,861	492
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	30,053	376
Tourmaline Oil Corp.	7,613	367
Schlumberger NV	7,986	270
South Bow Corp. (a)	2,470	64
Sovcomflot PAO (c)	356,717	— (d)
		18,005

Utilities 2.76%
Engie SA	138,827	3,258
SSE PLC	64,755	1,628
Iberdrola SA, non-registered shares	80,462	1,544
Brookfield Infrastructure Partners, LP	37,345	1,251
RWE AG	29,722	1,240

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Veolia Environnement SA	18,018	$642
National Grid PLC	42,387	618
CPFL Energia SA	58,911	443
NTPC, Ltd.	81,979	320
		10,944

Real estate 1.05%
Mitsubishi Estate Co., Ltd.	42,900	805
Prologis Property Mexico, SA de CV, REIT	186,799	706
CK Asset Holdings, Ltd.	124,000	547
Link REIT	93,568	500
Sun Hung Kai Properties, Ltd.	34,000	390
CapitaLand Integrated Commercial Trust REIT	222,900	380
Henderson Land Development Co., Ltd.	92,000	322
Longfor Group Holdings, Ltd.	248,742	293
Goodman Logistics (HK), Ltd. REIT	10,467	236
		4,179
Total common stocks (cost: $274,155,000)		379,472
Preferred securities 0.04%
Materials 0.04%
Gerdau SA, preferred nominative shares	58,932	174
Total preferred securities (cost: $222,000)		174
Short-term securities 4.17%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)(f)	156,755	15,675

Money market investments purchased with collateral from securities on loan 0.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)	842,889	843
Total short-term securities (cost: $16,516,000)		16,518
Total investment securities 100.02% (cost: $290,893,000)		396,164
Other assets less liabilities (0.02)%		(99)
Net assets 100.00%		$396,065
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)	$11,674	$48,655	$44,653	$— (d)	$(1)	$15,675	$272

65	American Funds Insurance Series

International Growth and Income Fund (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $891,000, which represented 0.22% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	66

Capital Income Builder
Investment portfolio June 30, 2025unaudited

Common stocks 74.97%	Shares	Value (000)
Financials 14.92%
JPMorgan Chase & Co.	85,808	$24,877
Morgan Stanley	105,303	14,833
Munchener Ruckversicherungs-Gesellschaft AG	20,000	12,972
Zurich Insurance Group AG	17,253	12,059
NatWest Group PLC	1,714,879	12,038
ING Groep NV	431,972	9,478
BlackRock, Inc.	8,807	9,241
Wells Fargo & Co.	100,287	8,035
Intact Financial Corp.	34,475	8,017
DBS Group Holdings, Ltd.	213,416	7,538
PNC Financial Services Group, Inc.	33,774	6,296
Truist Financial Corp.	133,958	5,759
KB Financial Group, Inc.	67,130	5,516
Tokio Marine Holdings, Inc.	104,800	4,447
Hana Financial Group, Inc.	69,407	4,438
Euronext NV	22,802	3,897
American International Group, Inc.	43,446	3,719
AIA Group, Ltd.	400,000	3,587
TPG, Inc., Class A	68,006	3,567
National Bank of Canada	33,144	3,420
BNP Paribas SA	36,399	3,272
Banco Santander SA	392,996	3,253
East West Bancorp, Inc.	31,456	3,176
Sampo OYJ, Class A	289,641	3,115
Progressive Corp.	11,438	3,052
360 ONE WAM, Ltd.	213,984	2,981
Toronto-Dominion Bank (The) (CAD denominated)	38,971	2,866
Power Corporation of Canada, subordinate voting shares (a)	71,810	2,805
Banco Bilbao Vizcaya Argentaria SA	178,297	2,742
UniCredit SpA	38,177	2,559
Apollo Asset Management, Inc.	17,756	2,519
CME Group, Inc., Class A	9,068	2,499
PICC Property and Casualty Co., Ltd., Class H	1,252,000	2,424
3i Group PLC	35,575	2,012
Blackstone, Inc.	13,386	2,002
EFG International AG	105,100	1,947
Kaspi.kz JSC	21,756	1,916
Webster Financial Corp.	33,891	1,851
Skandinaviska Enskilda Banken AB, Class A	105,131	1,835
Mizuho Financial Group, Inc.	64,500	1,789
Swiss Re AG	10,267	1,775
Samsung Fire & Marine Insurance Co., Ltd.	5,329	1,714
Deutsche Bank AG	53,468	1,585
State Street Corp.	14,738	1,567
Hong Kong Exchanges and Clearing, Ltd.	28,000	1,494
Standard Chartered PLC	87,032	1,442
SouthState Corp.	12,116	1,115
Patria Investments, Ltd., Class A	70,098	986
Bank Central Asia Tbk PT	1,673,400	894
Canadian Imperial Bank of Commerce	12,050	855
Western Union Co.	98,671	831
Marsh & McLennan Cos., Inc.	3,782	827
Citizens Financial Group, Inc.	17,188	769
Vontobel Holding AG	9,350	755
Houlihan Lokey, Inc., Class A	3,658	658
Great-West Lifeco, Inc.	17,173	653
Resona Holdings, Inc.	62,400	577

67	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
First American Financial Corp.	6,638	$408
Bank Mandiri (Persero) Tbk PT	1,301,701	391
Sberbank of Russia PJSC (b)	204,176	— (c)
		233,645

Information technology 9.73%
Broadcom, Inc.	218,318	60,179
Taiwan Semiconductor Manufacturing Co., Ltd.	821,800	29,820
Microsoft Corp.	47,315	23,535
Accenture PLC, Class A	24,540	7,335
Seagate Technology Holdings PLC	33,236	4,797
Tokyo Electron, Ltd.	23,200	4,459
Texas Instruments, Inc.	21,302	4,423
SAP SE	12,964	3,942
KLA Corp.	3,797	3,401
HCL Technologies, Ltd.	134,835	2,718
MediaTek, Inc.	50,000	2,140
TE Connectivity Public, Ltd. Co.	10,940	1,845
Analog Devices, Inc.	7,300	1,738
TDK Corp.	140,100	1,649
Capgemini SE	2,349	401
		152,382

Industrials 8.67%
RTX Corp.	200,678	29,303
Volvo AB, Class B	331,726	9,306
Siemens AG	34,165	8,759
Deutsche Post AG	170,160	7,859
BAE Systems PLC	287,802	7,453
RELX PLC	110,698	5,982
Paychex, Inc.	35,883	5,220
Mitsubishi Corp.	228,781	4,588
Singapore Technologies Engineering, Ltd.	716,900	4,392
Marubeni Corp.	211,300	4,274
FedEx Corp.	17,546	3,988
Honeywell International, Inc.	16,873	3,929
Automatic Data Processing, Inc.	12,139	3,744
Carrier Global Corp.	43,991	3,220
Broadridge Financial Solutions, Inc.	13,014	3,163
Airbus SE, non-registered shares	12,725	2,657
Canadian National Railway Co. (CAD denominated)	23,624	2,462
Northrop Grumman Corp.	4,914	2,457
Union Pacific Corp.	10,554	2,428
ITOCHU Corp.	41,500	2,178
Localiza Rent a Car SA, ordinary nominative shares	272,638	2,033
Bureau Veritas SA	58,499	1,994
Robert Half, Inc.	41,739	1,713
Epiroc AB, Class A	60,943	1,323
Epiroc AB, Class B	4,933	95
Trinity Industries, Inc.	51,776	1,399
Schneider Electric SE	5,014	1,334
UL Solutions, Inc., Class A	16,361	1,192
SGS SA	11,681	1,185
PACCAR, Inc.	12,078	1,148
Transurban Group	121,112	1,114
Sulzer AG	5,386	972
Logista Integral SA, non-registered shares	23,729	777
ABB, Ltd.	11,891	709

American Funds Insurance Series	68

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Brambles, Ltd.	40,818	$629
Computershare Ltd.	22,570	593
Watsco, Inc.	415	183
		135,755

Consumer staples 8.60%
Philip Morris International, Inc.	232,304	42,309
British American Tobacco PLC	501,602	23,843
British American Tobacco PLC (ADR)	40,836	1,933
Mondelez International, Inc., Class A	220,906	14,898
Imperial Brands PLC	229,612	9,068
Nestle SA	60,265	5,987
Sysco Corp.	57,604	4,363
Danone SA	45,261	3,698
ITC, Ltd.	710,417	3,450
Altria Group, Inc.	58,605	3,436
Carlsberg A/S, Class B	21,785	3,087
Coca-Cola Co.	42,247	2,989
Kimberly-Clark Corp.	19,552	2,521
General Mills, Inc.	42,990	2,227
WH Group, Ltd.	2,022,500	1,945
Suntory Beverage & Food, Ltd.	51,300	1,642
Procter & Gamble Co.	9,712	1,547
Dollar General Corp.	10,394	1,189
PepsiCo, Inc.	8,237	1,088
Unilever PLC	16,272	988
Anheuser-Busch InBev SA/NV	12,112	831
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	727
Pernod Ricard SA	5,475	545
Constellation Brands, Inc., Class A	1,891	308
Scandinavian Tobacco Group A/S	9,175	122
		134,741

Health care 8.10%
AbbVie, Inc.	109,793	20,380
Abbott Laboratories	124,644	16,953
Amgen, Inc.	49,129	13,717
Gilead Sciences, Inc.	117,805	13,061
AstraZeneca PLC	88,789	12,334
Sanofi	108,546	10,512
Novo Nordisk AS, Class B	110,487	7,668
Medtronic PLC	82,172	7,163
UnitedHealth Group, Inc.	14,130	4,408
Bristol-Myers Squibb Co.	85,101	3,939
Takeda Pharmaceutical Co., Ltd.	106,625	3,276
Merck & Co., Inc.	28,632	2,267
CVS Health Corp.	31,588	2,179
EBOS Group, Ltd.	81,078	1,899
EssilorLuxottica SA	6,880	1,887
Roche Holding AG, nonvoting non-registered shares	4,650	1,514
Novartis AG	9,389	1,138
Sandoz Group AG	18,029	987
GSK PLC	43,796	836
Royalty Pharma PLC, Class A	22,537	812
		126,930

Utilities 5.29%
Engie SA	348,234	8,173

69	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Iberdrola SA, non-registered shares	391,173	$7,506
E.ON SE	386,133	7,107
Dominion Energy, Inc.	124,159	7,017
National Grid PLC	446,695	6,509
SSE PLC	209,134	5,256
Pinnacle West Capital Corp.	56,998	5,100
DTE Energy Co.	37,944	5,026
CenterPoint Energy, Inc.	124,795	4,585
Duke Energy Corp.	33,133	3,910
Southern Co. (The)	41,174	3,781
Entergy Corp.	37,644	3,129
Sempra	39,487	2,992
Atmos Energy Corp.	15,655	2,413
Enel SpA	230,994	2,192
Power Grid Corporation of India, Ltd.	616,919	2,157
SembCorp Industries, Ltd.	268,900	1,449
AES Corp.	132,318	1,392
NextEra Energy, Inc.	18,420	1,279
Edison International	21,128	1,090
Power Assets Holdings, Ltd.	127,000	816
		82,879

Consumer discretionary 4.85%
McDonald’s Corp.	32,086	9,375
Industria de Diseno Textil SA	154,521	8,042
Home Depot, Inc.	19,698	7,222
Starbucks Corp.	74,312	6,809
YUM! Brands, Inc.	33,673	4,990
Midea Group Co., Ltd., Class A	484,566	4,882
Royal Caribbean Cruises, Ltd.	11,474	3,593
Compagnie Generale des Etablissements Michelin	92,890	3,451
LVMH Moet Hennessy-Louis Vuitton SE	6,411	3,358
Evolution AB	39,788	3,161
Amadeus IT Group SA, Class A, non-registered shares	33,725	2,840
Tractor Supply Co.	42,150	2,224
NEXT PLC	12,951	2,211
Compagnie Financiere Richemont SA, Class A	11,374	2,142
Aristocrat Leisure, Ltd.	49,212	2,111
Darden Restaurants, Inc.	9,659	2,105
Vail Resorts, Inc.	12,620	1,983
Restaurant Brands International, Inc.	27,181	1,802
Galaxy Entertainment Group, Ltd.	283,000	1,256
Las Vegas Sands Corp.	26,266	1,143
OPAP SA	26,284	596
Jumbo SA	13,271	458
International Game Technology PLC	17,882	283
		76,037

Energy 4.64%
Exxon Mobil Corp.	134,162	14,463
Canadian Natural Resources, Ltd. (CAD denominated)	372,833	11,718
TC Energy Corp. (CAD denominated) (a)	195,019	9,521
Shell PLC (GBP denominated)	187,059	6,557
Shell PLC (ADR)	9,821	691
TotalEnergies SE	100,624	6,175
EOG Resources, Inc.	42,410	5,073
ConocoPhillips	52,067	4,672
South Bow Corp. (a)	156,968	4,075
EQT Corp.	62,823	3,664

American Funds Insurance Series	70

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Chevron Corp.	18,330	$2,625
Cenovus Energy, Inc.	93,424	1,271
DT Midstream, Inc.	10,047	1,104
Schlumberger NV	17,806	602
BP PLC	99,480	499
New Fortress Energy, Inc., Class A (d)	950	3
		72,713

Communication services 3.51%
Singapore Telecommunications, Ltd.	3,454,300	10,378
T-Mobile US, Inc.	30,317	7,223
Publicis Groupe SA	59,664	6,725
AT&T, Inc.	208,493	6,034
Deutsche Telekom AG	135,327	4,937
Koninklijke KPN NV	881,213	4,293
Comcast Corp., Class A	108,926	3,888
Verizon Communications, Inc.	65,877	2,850
NetEase, Inc.	86,600	2,328
Nintendo Co., Ltd.	18,200	1,754
America Movil, SAB de CV, Class B (ADR)	82,076	1,472
HKT Trust and HKT, Ltd., units	984,240	1,469
Omnicom Group, Inc.	12,215	879
Swisscom AG (d)	566	401
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	384
		55,015

Real estate 3.43%
VICI Properties, Inc. REIT	627,033	20,441
Welltower, Inc. REIT	45,047	6,925
Prologis, Inc. REIT	37,913	3,985
Extra Space Storage, Inc. REIT	23,759	3,503
American Tower Corp. REIT	14,128	3,123
Rexford Industrial Realty, Inc. REIT	84,140	2,993
Mindspace Business Parks REIT	399,976	1,866
Link REIT	302,148	1,613
CTP NV	75,076	1,578
CK Asset Holdings, Ltd.	322,500	1,421
UDR, Inc. REIT	34,393	1,404
Equinix, Inc. REIT	1,676	1,333
SBA Communications Corp. REIT, Class A	4,761	1,118
Sun Communities, Inc. REIT	5,902	747
Embassy Office Parks REIT	140,661	639
Lineage, Inc. REIT (a)	9,785	426
Longfor Group Holdings, Ltd.	357,634	422
Kimco Realty Corp. REIT	5,095	107
		53,644

Materials 3.23%
Air Products and Chemicals, Inc.	28,543	8,051
Rio Tinto PLC	117,196	6,829
Smurfit Westrock PLC	148,945	6,427
Shin-Etsu Chemical Co., Ltd.	191,162	6,335
Nitto Denko Corp.	218,938	4,244
Linde PLC	8,566	4,019
Vale SA, ordinary nominative shares	211,978	2,054
Vale SA (ADR), ordinary nominative shares	91,722	891
International Paper Co.	55,076	2,579
Anglo American PLC	75,013	2,214

71	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Antofagasta PLC	47,581	$1,182
BASF SE	23,462	1,157
Dow, Inc.	31,474	833
Eastman Chemical Co.	11,125	830
Barrick Mining Corp.	34,519	719
Evonik Industries AG	27,512	567
Givaudan SA	110	532
Air Liquide SA	2,512	518
BHP Group, Ltd. (CDI)	19,509	468
Valterra Platinum, Ltd. (GBP denominated) (d)	3,257	143
		50,592
Total common stocks (cost: $810,358,000)		1,174,333
Convertible stocks 0.43%
Information technology 0.19%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,982

Utilities 0.13%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,390
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	688
		2,078

Materials 0.06%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	30,256	971

Financials 0.05%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	697
Total convertible stocks (cost: $6,289,000)		6,728
Bonds, notes & other debt instruments 13.99%	Principal amount (000)
Mortgage-backed obligations 5.57%
Federal agency mortgage-backed obligations 4.63%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	USD— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	802	757
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	273	255
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	15	15

American Funds Insurance Series	72

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	USD22	$21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	29	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	162	149
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,853	1,702
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,584	2,279
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	296	263
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	115	100
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	76	67
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	42	37
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	12	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	127	111
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	82	71
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	43	34
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	125	110
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	185	147
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	22	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	157	137
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	19	17
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	14	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	110	96
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	171	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	71	64
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	806	710
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	460	403
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	269	244
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	105	98
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	9	8
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	53	53
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	150	119
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	107	107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	97	97
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	148	148
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	93	93
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (e)	90	89
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (e)	798	743
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)	71	70
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	232	228
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	59	58
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	253	253
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,378	1,406
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	313	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	369	376
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	229	234
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	173	177
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (e)	268	249
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	99	94
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	123	121
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (e)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	815	817
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	409	416
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (e)	911	848
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)	8	8
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	45	46
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	669	682
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	68	71

73	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	USD24	$25
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	27	28
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	869	871
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	117	119
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	62	63
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	948	955
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	115	117
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	71	71
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	395	405
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	125	127
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	26	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	19	19
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (e)	21	22
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	153	153
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	843	857
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	185	188
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	165	169
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (e)	109	111
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	97	100
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	80	81
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	20	20
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (e)	465	490
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,755	2,820
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	358	364
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	18	19
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	240	240
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	34	34
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	237	237
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	575	551
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	200	196
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (e)	1,177	1,095
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	44	45
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	628	639
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	318	305
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	25	25
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	334	320
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	79	80
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	20	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	204	208
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	14	14
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)	1	1
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (e)	207	214
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	328	338
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	218	220
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	535	514
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	368	317
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	401	375
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	115	107
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	63	54
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	109	94
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	181	171
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	7	7

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	USD23	$22
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	14	13
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	946	923
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	12	11
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	136	119
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	64	56
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	129	113
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	48	40
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (e)	102	89
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	243	193
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	110	95
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	796	691
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	455	394
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	313	292
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	753	722
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	146	127
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	44	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	111	96
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	165	160
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	586	577
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	287	288
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,430	2,191
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	103	103
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	437	419
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (e)	754	703
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	93	92
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	517	518
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)	391	392
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	31	31
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	979	981
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	79	80
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	15	16
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	8	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	32	32
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	18	19
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	17	17
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	214	215
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	850	835
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	45	45
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	9	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (e)	53	49
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (e)	243	256
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	8	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	1,190	1,211
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	874	875
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	18	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	450	461

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	USD9	$10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	270	272
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	53	53
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	17	17
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (e)	25	26
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	116	116
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	64	64
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	358	365
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	291	300
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	252	256
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	18	19
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	16	16
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	176	179
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	18	18
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	9	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	38	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	19	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	18	19
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	9	9
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	82	79
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	53	52
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	63	63
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	18	18
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (e)	568	543
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	339	339
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	37	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	171	175
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	84	85
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	8	8
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	12	13
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	3,033	3,134
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	12	12
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	350	356
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	20	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	92	93
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	15	15
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (e)	1	1
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	79	80
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)(f)	89	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	187	174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	180	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	81	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	68	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)	13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	837	749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	289	278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (e)	457	437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	688	669
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	995	946
Government National Mortgage Assn. 5.50% 7/1/2055 (e)(g)	609	610
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	160	156

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	USD2,792	$2,611
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	59	55
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	380	375
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	1,022	1,007
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	25	23
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (e)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (e)(g)	1,951	1,618
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (e)(g)	1,431	1,289
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (e)(g)	88	82
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (e)(g)	164	157
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (e)(g)	162	159
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (e)(g)	191	191
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (e)(g)	1,703	1,731
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (e)(g)	3,754	3,953
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (e)(g)	51	40
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (e)(g)	872	754
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (e)(g)	187	174
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (e)(g)	156	158
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (e)(g)	154	159
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (e)(g)	243	255
		72,469

Commercial mortgage-backed securities 0.47%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (e)(f)(h)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	128
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (e)(f)(h)	332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (e)(f)(h)	105	106
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (e)(f)(h)	628	626
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (e)(f)(h)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (e)(f)(h)	97	97
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (e)(f)(h)	152	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (e)(f)(h)	88	88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (e)(f)(h)	86	86
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (e)(f)(h)	176	177
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (e)(f)(h)	39	39
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	599
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (e)(f)(h)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (e)(f)(h)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	245
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(h)	574	582
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	215
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	596
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	338
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (e)(f)(h)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (e)(f)(h)	243	245

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	USD541	$558
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (e)(f)(h)	110	111
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (e)(f)(h)	597	592
		7,402

Collateralized mortgage-backed obligations (privately originated) 0.47%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	86	78
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	514	498
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	60	56
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	175	173
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	398	390
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	139	133
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	6	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (e)(f)(h)	28	29
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (e)(f)(h)	244	246
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (e)(f)(h)	82	82
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (e)(f)(h)	66	66
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (e)(f)(h)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (e)(f)(h)	11	12
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (e)(f)(h)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (e)(f)(h)	208	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (e)(f)(h)	90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (e)(f)(h)	7	7
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	97	98
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	59	58
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	765	770
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	57	57
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (e)(h)(i)	96	96
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	516	514
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	119	120
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (e)(f)(h)	152	150
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	172	174
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	387	391
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	969	975
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(h)	554	520
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	96	93
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (e)(f)(h)	140	141
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	18	17
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	16	16
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	9	9
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	329	299
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(h)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(h)	195	190

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	USD167	$167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	77	78
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	98	98
		7,360
Total mortgage-backed obligations		87,231
U.S. Treasury bonds & notes 4.93%
U.S. Treasury 4.93%
U.S. Treasury 4.00% 2/15/2026	2,369	2,367
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,737
U.S. Treasury 1.875% 6/30/2026	3,855	3,775
U.S. Treasury 1.125% 10/31/2026	995	960
U.S. Treasury 2.00% 11/15/2026 (j)	2,800	2,731
U.S. Treasury 4.625% 11/15/2026	1,200	1,212
U.S. Treasury 4.00% 1/15/2027 (j)	6,541	6,557
U.S. Treasury 0.50% 4/30/2027	2,375	2,240
U.S. Treasury 2.625% 5/31/2027	80	78
U.S. Treasury 3.875% 5/31/2027	3,009	3,016
U.S. Treasury 3.75% 6/30/2027	11,364	11,371
U.S. Treasury 4.00% 2/29/2028	745	751
U.S. Treasury 1.25% 3/31/2028	1,350	1,264
U.S. Treasury 3.625% 3/31/2028	4	4
U.S. Treasury 3.875% 6/15/2028	7,447	7,486
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	382
U.S. Treasury 4.00% 5/31/2030	917	955
U.S. Treasury 3.875% 6/30/2030	10,178	10,217
U.S. Treasury 4.00% 6/30/2032	7,532	7,536
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.25% 5/15/2035	3,046	3,050
U.S. Treasury 4.50% 8/15/2039	1,045	1,041
U.S. Treasury 4.75% 2/15/2041	1,730	1,753
U.S. Treasury 2.00% 11/15/2041 (j)	300	206
U.S. Treasury 5.00% 5/15/2045	585	601
U.S. Treasury 2.375% 5/15/2051 (j)	196	125
U.S. Treasury 4.00% 11/15/2052	152	133
U.S. Treasury 4.625% 2/15/2055 (j)	3,276	3,189
U.S. Treasury 4.75% 5/15/2055	310	308
Total U.S. Treasury bonds & notes		77,098
Corporate bonds, notes & loans 2.47%
Financials 0.47%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(h)(k)	264	262
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	99	101
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	127
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	26	24
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (i)	238	244
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (i)	USD75	$77
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	414
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	31
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	56
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	120	124
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	60	63
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	40	41
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)	197	202
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	202
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (i)	52	53
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	20	17
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	334
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	162	168
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	140	145
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	489
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	57	58
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (i)	38	39
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (i)	92	95
Navient Corp. 5.00% 3/15/2027	150	150
New York Life Global Funding 3.00% 1/10/2028 (h)	150	146
OneMain Finance Corp. 6.625% 5/15/2029	340	350
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	101
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	208
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	366
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	USD104	$114
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (i)	25	25
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	56	58
		7,412

Health care 0.34%
AbbVie, Inc. 5.05% 3/15/2034	175	178
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	99
Amgen, Inc. 5.25% 3/2/2030	124	128
Amgen, Inc. 4.20% 3/1/2033	133	128
Amgen, Inc. 5.25% 3/2/2033	71	73
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	97
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	269
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	302
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	317
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	97
Centene Corp. 4.625% 12/15/2029	530	516
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 5.625% 2/21/2053	55	51
CVS Health Corp. 6.05% 6/1/2054	50	49
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (h)	380	391
Merck & Co., Inc. 1.70% 6/10/2027	118	113
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	40	36
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	364
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	655
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
		5,251

81	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 0.25%
APA Corp. 4.25% 1/15/2030 (h)	USD385	$369
Baytex Energy Corp. 7.375% 3/15/2032 (h)	600	573
Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	9	9
ConocoPhillips Co. 5.50% 1/15/2055	50	47
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	258
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	335
Exxon Mobil Corp. 3.452% 4/15/2051	210	149
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (h)	400	384
NFE Financing, LLC 12.00% 11/15/2029 (h)	148	67
Occidental Petroleum Corp. 5.55% 10/1/2034	124	122
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	183
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	200	188
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	551
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	195
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	81
		3,845

Utilities 0.23%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	38
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	127
Edison International 5.45% 6/15/2029	100	99
Edison International 5.25% 3/15/2032	389	369
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	226
FirstEnergy Corp. 2.65% 3/1/2030	393	361
FirstEnergy Corp. 2.25% 9/1/2030	107	95
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	96
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	102
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	283
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	326
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	374
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	131
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	164
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	23
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Southern California Edison Co. 5.20% 6/1/2034	40	39
Southern California Edison Co. 3.60% 2/1/2045	206	142
Southern California Edison Co. 5.90% 3/1/2055	30	27
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
Xcel Energy, Inc. 4.75% 3/21/2028	264	267
		3,615

American Funds Insurance Series	82

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.23%
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	$61
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	24
CCO Holdings, LLC 4.25% 1/15/2034 (h)	655	584
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 5.40% 8/15/2054	29	28
Meta Platforms, Inc. 5.55% 8/15/2064	40	39
Netflix, Inc. 4.90% 8/15/2034	16	16
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026 (h)	253	243
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	750
TEGNA, Inc. 5.00% 9/15/2029	360	344
T-Mobile USA, Inc. 3.875% 4/15/2030	625	607
T-Mobile USA, Inc. 2.55% 2/15/2031	203	182
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	334
Verizon Communications, Inc. 1.75% 1/20/2031	142	123
		3,606

Consumer discretionary 0.20%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	17
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	11
Bath & Body Works, Inc. 6.875% 11/1/2035	150	156
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	285
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp. 6.125% 2/15/2033 (h)	175	179
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (h)	150	152
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (h)	150	130
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	298
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	600
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	628
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
General Motors Financial Co., Inc. 5.45% 9/6/2034	27	27
Hyundai Capital America 5.275% 6/24/2027 (h)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
		3,158

Industrials 0.19%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	205
Boeing Co. (The) 2.75% 2/1/2026	91	90
Boeing Co. (The) 6.259% 5/1/2027	376	387
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	92	99
Boeing Co. (The) 6.528% 5/1/2034	921	1,001
Boeing Co. (The) 5.805% 5/1/2050	136	131
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13

83	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Moog, Inc. 4.25% 12/9/2027 (h)	USD55	$54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		2,912

Real estate 0.16%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Equinix, Inc. 1.55% 3/15/2028	25	23
Equinix, Inc. 3.20% 11/18/2029	144	137
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	496
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	439
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 8.375% 6/15/2029	680	708
		2,577

Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.625% 2/6/2035	48	49
BAT Capital Corp. 4.70% 4/2/2027	105	105
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	34
BAT Capital Corp. 4.54% 8/15/2047	55	44
BAT Capital Corp. 4.758% 9/6/2049	121	100
BAT Capital Corp. 7.081% 8/2/2053	69	77
BAT International Finance PLC 4.448% 3/16/2028	150	150
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	167
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	145
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	126
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	73
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57

American Funds Insurance Series	84

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.625% 9/7/2033	USD30	$31
Philip Morris International, Inc. 4.90% 11/1/2034	90	90
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	334
		2,534

Information technology 0.13%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	107
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	266
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	101
Oracle Corp. 5.50% 8/3/2035	18	18
ServiceNow, Inc. 1.40% 9/1/2030	54	47
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	786
Synopsys, Inc. 5.70% 4/1/2055	380	378
		1,987

Materials 0.11%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	28
Celanese US Holdings, LLC 6.629% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	20	20
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	125	121
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	647
Dow Chemical Co. (The) 5.15% 2/15/2034	19	19
Dow Chemical Co. (The) 5.35% 3/15/2035	11	11
Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	53	48
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (h)	249	250
LYB International Finance III, LLC 3.625% 4/1/2051	102	68
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	313
		1,773
Total corporate bonds, notes & loans		38,670
Asset-backed obligations 0.95%
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (e)(h)	215	216

85	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (e)(h)	USD82	$82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (e)(h)	100	100
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (e)(h)	277	278
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	400	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (e)(h)	197	195
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (e)(h)	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	353
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	344	347
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	78	78
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	662	672
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	351	347
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	87	80
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	89
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	81
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	316	304
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	489	490
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	301	301
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	497	501
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (e)	139	140
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	323	324
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	394	397
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	149	151
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(h)	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	345	326
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	64	59
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (e)(h)	83	81
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	314	300
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (e)(h)	59	59
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	88	88
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	292
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	18	18
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	364	365
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (e)	15	14
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	28	28
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	172	173
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (e)(h)	246	246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(h)	26	24
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(h)	47	43
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	111	104
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	220	206
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (e)(f)(h)	114	114
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	881
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	445	447
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	126
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	36	35
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	153	153
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	214	216
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (e)(h)	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(h)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	198	197

American Funds Insurance Series	86

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	USD102	$103
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	195	195
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (e)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(h)	72	72
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	43	38
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	78	75
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (e)(f)(h)	335	328
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	257	257
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	84	86
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (e)(h)	799	804
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	215	216
		14,904
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Peru (Republic of) 2.783% 1/23/2031	190	171
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	197
United Mexican States 3.25% 4/16/2030	200	184
United Mexican States 7.375% 5/13/2055	245	253
		805
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	197

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	139
Total municipals		336
Total bonds, notes & other debt instruments (cost: $220,241,000)		219,044
Investment funds 2.06%	Shares
Capital Group Central Corporate Bond Fund (l)	3,819,323	32,235
Total Investment funds (cost: $35,212,000)		32,235
Short-term securities 8.35%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (l)(m)	1,150,689	115,069

Money market investments purchased with collateral from securities on loan 1.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)	15,786,027	15,786
Total short-term securities (cost: $130,837,000)		130,855
Total investment securities 99.80% (cost: $1,202,937,000)		1,563,195
Other assets less liabilities 0.20%		3,128
Net assets 100.00%		$1,566,323

87	American Funds Insurance Series

Capital Income Builder (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	269	9/17/2025	USD64,335	$44
2 Year U.S. Treasury Note Futures	Long	217	10/3/2025	45,141	178
5 Year U.S. Treasury Note Futures	Long	375	10/3/2025	40,875	429
10 Year U.S. Treasury Note Futures	Long	147	9/30/2025	16,482	313
10 Year Ultra U.S. Treasury Note Futures	Short	25	9/30/2025	(2,857)	(72)
20 Year U.S. Treasury Bond Futures	Long	44	9/30/2025	5,081	185
30 Year Ultra U.S. Treasury Bond Futures	Long	72	9/30/2025	8,577	332
					$1,409
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$— (c)	$—	$— (c)
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD690	— (c)	—	— (c)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	144	—	144
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	99	—	99
						$243	$—	$243
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2025 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD5,015	$111	$99	$12
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.06%
Capital Group Central Corporate Bond Fund	$30,920	$750	$—	$—	$565	$32,235	$750
Short-term securities 7.34%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (m)	60,575	199,935	145,437	— (c)	(4)	115,069	1,854
Total 9.40%				$— (c)	$561	$147,304	$2,604

American Funds Insurance Series	88

Capital Income Builder (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $16,714,000, which represented 1.07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Security did not produce income during the last 12 months.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,844,000, which represented 2.61% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,008,000, which represented 0.13% of the net assets of the fund.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $262,000, which represented 0.02% of the net assets of the fund.

(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Fncg. = Financing
GBP = British pounds

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

89	American Funds Insurance Series

Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Common stocks 67.14%	Shares	Value (000)
Information technology 16.85%
Broadcom, Inc.	5,212,782	$1,436,903
Microsoft Corp.	2,083,449	1,036,328
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,973,803	673,537
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	28,049
NVIDIA Corp.	2,594,429	409,894
Apple, Inc.	1,032,637	211,866
Intel Corp.	6,095,959	136,550
ASML Holding NV (ADR)	145,009	116,209
MicroStrategy, Inc., Class A (a)	246,870	99,792
Micron Technology, Inc.	726,977	89,600
KLA Corp.	94,152	84,336
International Business Machines Corp.	275,000	81,065
Adobe, Inc. (a)	202,715	78,426
Synopsys, Inc. (a)	90,490	46,392
Oracle Corp.	185,267	40,505
Diebold Nixdorf, Inc. (a)	532,940	29,525
Salesforce, Inc.	102,608	27,980
Applied Materials, Inc.	113,846	20,842
Motorola Solutions, Inc.	35,587	14,963
		4,662,762

Financials 12.18%
Apollo Asset Management, Inc.	2,534,818	359,615
Arthur J. Gallagher & Co.	1,010,070	323,344
Aon PLC, Class A	752,130	268,330
Mastercard, Inc., Class A	360,948	202,831
Synchrony Financial	3,000,000	200,220
Capital One Financial Corp.	889,662	189,284
Visa, Inc., Class A	525,963	186,743
Ares Management Corp., Class A	1,004,749	174,022
Blue Owl Capital, Inc., Class A	9,047,540	173,803
Bank of America Corp.	2,784,601	131,767
Blackstone, Inc.	837,355	125,252
Wells Fargo & Co.	1,413,342	113,237
American Express Co.	337,999	107,815
Brown & Brown, Inc.	964,468	106,931
Fiserv, Inc. (a)	584,262	100,733
BlackRock, Inc.	88,049	92,385
JPMorgan Chase & Co.	318,591	92,363
Chubb, Ltd.	273,887	79,351
Progressive Corp.	280,641	74,892
Citigroup, Inc.	875,000	74,480
AXA SA	1,445,264	70,941
KKR & Co., Inc.	273,886	36,435
Brookfield Corp., Class A	486,973	30,119
Goldman Sachs Group, Inc.	30,100	21,303
Intercontinental Exchange, Inc.	110,132	20,206
UniCredit SpA	214,008	14,346
Sberbank of Russia PJSC (b)	8,880,000	— (c)
		3,370,748

Industrials 9.09%
ATI, Inc. (a)	3,762,816	324,882
Boeing Co. (The) (a)	1,355,000	283,913
TransDigm Group, Inc.	160,869	244,624
L3Harris Technologies, Inc.	870,418	218,336
General Electric Co.	722,399	185,938
Honeywell International, Inc.	641,747	149,450
Deere & Co.	270,815	137,707

American Funds Insurance Series	90

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	183,050	$127,855
Caterpillar, Inc.	290,000	112,581
Ingersoll-Rand, Inc.	1,251,137	104,070
Safran SA	312,100	101,431
United Rentals, Inc.	129,402	97,491
Northrop Grumman Corp.	126,468	63,232
Trane Technologies PLC	137,366	60,085
Quanta Services, Inc.	152,260	57,566
Copart, Inc. (a)	835,833	41,014
Republic Services, Inc.	158,509	39,090
RTX Corp.	260,623	38,056
Union Pacific Corp.	158,202	36,399
Carrier Global Corp.	382,605	28,003
GE Vernova, Inc.	44,366	23,476
FTAI Aviation, Ltd.	181,908	20,927
Airbus SE, non-registered shares	94,296	19,689
		2,515,815

Consumer discretionary 7.00%
Booking Holdings, Inc.	68,188	394,757
Amazon.com, Inc. (a)	1,331,622	292,145
Royal Caribbean Cruises, Ltd.	808,815	253,272
Starbucks Corp.	1,827,909	167,491
Home Depot, Inc.	367,100	134,594
NIKE, Inc., Class B	1,485,288	105,515
Darden Restaurants, Inc.	448,084	97,669
D.R. Horton, Inc.	650,250	83,830
Carnival Corp. (a)	2,758,206	77,561
Compagnie Financiere Richemont SA, Class A	381,887	71,930
Moncler SpA	1,254,665	71,517
Texas Roadhouse, Inc.	325,829	61,064
Hilton Worldwide Holdings, Inc.	139,547	37,167
Restaurant Brands International, Inc.	498,700	33,059
Tesla, Inc. (a)	79,806	25,351
YUM! Brands, Inc.	91,381	13,541
lululemon athletica, Inc. (a)	44,474	10,566
AutoZone, Inc. (a)	1,687	6,262
Aimbridge Topco, LLC (a)(b)	10,722	807
Party City Holdco, Inc. (a)(b)	68,158	— (c)
Party City Holdco, Inc. (a)(b)(d)	681	— (c)
		1,938,098

Health care 6.79%
Vertex Pharmaceuticals, Inc. (a)	992,755	441,974
Gilead Sciences, Inc.	2,987,938	331,273
Eli Lilly and Co.	314,292	245,000
UnitedHealth Group, Inc.	480,370	149,861
Amgen, Inc.	473,094	132,093
CVS Health Corp.	1,451,353	100,114
Thermo Fisher Scientific, Inc.	179,059	72,601
Alnylam Pharmaceuticals, Inc. (a)	205,917	67,147
Abbott Laboratories	487,227	66,268
Illumina, Inc. (a)	599,260	57,175
Cooper Cos., Inc. (a)	731,383	52,045
Centene Corp. (a)	675,000	36,639
AbbVie, Inc.	176,323	32,729
Boston Scientific Corp. (a)	198,062	21,274
Exact Sciences Corp. (a)	388,980	20,670
Danaher Corp.	95,660	18,897

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Rotech Healthcare, Inc. (a)(b)(e)	184,138	$13,864
Molina Healthcare, Inc. (a)	36,950	11,007
Novo Nordisk AS, Class B	70,320	4,881
Endo, Inc. (a)	140,115	2,941
Endo, Inc., 1L 7.50% Escrow (a)(b)	9,648,000	— (c)
Carbon Health Technologies, Inc., Class A (a)(b)	4,955,500	50
		1,878,503

Materials 4.82%
Franco-Nevada Corp. (CAD denominated)	1,925,000	316,044
Wheaton Precious Metals Corp.	3,349,100	300,749
Royal Gold, Inc.	1,405,000	249,865
Lundin Mining Corp.	16,017,925	168,443
First Quantum Minerals, Ltd. (a)	5,805,000	103,119
Linde PLC	145,263	68,154
Freeport-McMoRan, Inc.	1,400,000	60,690
Corteva, Inc.	571,302	42,579
Air Products and Chemicals, Inc.	45,664	12,880
Avery Dennison Corp.	65,336	11,465
Venator Materials PLC (a)(b)	4,096	— (c)
		1,333,988

Consumer staples 4.33%
Philip Morris International, Inc.	4,082,884	743,615
Keurig Dr Pepper, Inc.	3,252,056	107,513
Constellation Brands, Inc., Class A	499,955	81,333
Costco Wholesale Corp.	69,889	69,186
Nestle SA	617,055	61,305
US Foods Holding Corp. (a)	514,932	39,655
Estee Lauder Cos., Inc. (The), Class A	440,395	35,584
Altria Group, Inc.	527,643	30,936
Bunge Global SA	197,085	15,822
Procter & Gamble Co.	75,358	12,006
		1,196,955

Communication services 3.78%
Meta Platforms, Inc., Class A	581,159	428,948
Alphabet, Inc., Class C	1,206,415	214,006
Alphabet, Inc., Class A	344,016	60,626
Comcast Corp., Class A	6,366,969	227,237
Charter Communications, Inc., Class A (a)	179,040	73,193
Nintendo Co., Ltd.	265,200	25,561
Take-Two Interactive Software, Inc. (a)	67,585	16,413
		1,045,984

Energy 1.29%
Canadian Natural Resources, Ltd. (CAD denominated)	4,009,172	126,009
ConocoPhillips	824,000	73,946
Shell PLC (GBP denominated)	1,914,457	67,103
EOG Resources, Inc.	254,319	30,419
Noble Corp. PLC, Class A	771,174	20,474
Halliburton Co.	960,000	19,565
Schlumberger NV	286,500	9,684
Exxon Mobil Corp.	66,470	7,165
Constellation Oil Services Holding SA (NDR) (a)	1,564,956	699
New Fortress Energy, Inc., Class A (a)	150,315	499

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Altera Infrastructure, LP (b)	16,129	$498
Expand Energy Corp.	277	32
Bighorn Permian Resources, LLC (b)	4,392	— (c)
		356,093

Real estate 0.53%
VICI Properties, Inc. REIT	2,308,795	75,267
American Tower Corp. REIT	136,942	30,267
Simon Property Group, Inc. REIT	119,922	19,279
Crown Castle, Inc. REIT	134,329	13,799
Alexandria Real Estate Equities, Inc. REIT	121,544	8,828
		147,440

Utilities 0.48%
DTE Energy Co.	848,144	112,345
FirstEnergy Corp.	323,684	13,032
Southern Co. (The)	83,100	7,631
		133,008
Total common stocks (cost: $10,832,516,000)		18,579,394
Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(b)(d)	450	647
Total preferred securities (cost: $466,000)		647
Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (a)	524	54
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(b)	4	— (c)
Total rights & warrants (cost: $313,000)		54
Convertible stocks 0.14%
Information technology 0.07%
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares (f)	168,200	20,354

Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,826
Total convertible stocks (cost: $29,379,000)		38,180
Bonds, notes & other debt instruments 26.96%	Principal amount (000)
Mortgage-backed obligations 10.51%
Federal agency mortgage-backed obligations 9.44%
Fannie Mae Pool #AE3069 4.00% 9/1/2025 (g)	USD— (c)	— (c)
Fannie Mae Pool #AH0829 4.00% 1/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (g)	24	24
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #890329 4.00% 4/1/2026 (g)	2	2

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (g)	USD— (c)	$— (c)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (g)	6	6
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (g)	7	7
Fannie Mae Pool #254767 5.50% 6/1/2033 (g)	133	136
Fannie Mae Pool #555956 5.50% 12/1/2033 (g)	85	87
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (g)	238	238
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (g)	243	229
Fannie Mae Pool #929185 5.50% 1/1/2036 (g)	254	262
Fannie Mae Pool #893641 6.00% 9/1/2036 (g)	496	520
Fannie Mae Pool #893688 6.00% 10/1/2036 (g)	125	131
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (g)	4,020	3,808
Fannie Mae Pool #907239 6.00% 12/1/2036 (g)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (g)	41	43
Fannie Mae Pool #888292 6.00% 3/1/2037 (g)	369	387
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (g)	69	71
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (g)	124	116
Fannie Mae Pool #190379 5.50% 5/1/2037 (g)	39	40
Fannie Mae Pool #924952 6.00% 8/1/2037 (g)	586	614
Fannie Mae Pool #888637 6.00% 9/1/2037 (g)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (g)	228	240
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (g)	724	762
Fannie Mae Pool #995224 6.00% 9/1/2038 (g)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (g)	231	242
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (g)	141	147
Fannie Mae Pool #889983 6.00% 10/1/2038 (g)	13	14
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (g)	504	528
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (g)	69	72
Fannie Mae Pool #995391 6.00% 11/1/2038 (g)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (g)	— (c)	— (c)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (g)	47	49
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (g)	137	144
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (g)	167	174
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (g)	336	351
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (g)	5,520	4,763
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (g)	16,669	13,782
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (g)	2,457	2,308
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (g)	1,527	1,471
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (g)	830	800
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (g)	815	786
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (g)	4,247	3,986
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (g)	6,952	6,458
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (g)	989	921
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (g)	2,175	2,019
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (g)	80	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (g)	290	261
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (g)	1,234	1,170
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (g)	1,226	1,128
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (g)	1,825	1,681
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (g)	375	337
Fannie Mae Pool #256975 7.00% 10/1/2047 (g)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (g)	1,259	1,153
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (g)	2,105	1,999
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (g)	8	8
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (g)	9	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (g)	13,393	12,303
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (g)	1,798	1,672
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (g)	1,390	1,234
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (g)	31	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (g)	4,580	3,862
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (g)	404	336

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (g)	USD10,266	$8,665
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (g)	304	266
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (g)	2,329	1,848
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (g)	8,416	7,083
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (g)	1,305	1,103
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (g)	715	595
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (g)	11,550	10,313
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (g)	1,956	1,552
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (g)	1,609	1,275
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (g)	1,036	1,008
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (g)	5,151	4,110
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (g)	778	647
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (g)	79	66
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (g)	29	24
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (g)	6,030	4,780
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (g)	1,837	1,456
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (g)	3,200	2,701
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (g)	60	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (g)	4,141	3,287
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (g)	1,760	1,395
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (g)	96	80
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (g)	4,542	3,969
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (g)	559	489
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (g)	828	688
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (g)	778	646
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (g)	34,956	29,022
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (g)	9,291	7,714
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (g)	414	362
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (g)	154	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (g)	2,059	1,710
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (g)	5,970	4,733
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (g)	3,904	3,456
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (g)	71	62
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (g)	1,338	1,111
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (g)	661	549
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (g)	840	698
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (g)	536	445
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (g)	134	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (g)	92	77
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (g)	7,704	6,123
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (g)	5,300	4,201
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (g)	7,975	6,967
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (g)	2,437	1,937
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (g)	14,266	11,989
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (g)	6,680	5,611
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (g)	162	136
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (g)	78	66
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (g)	2,944	2,338
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (g)	124	103
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (g)	65	54
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (g)	10,085	8,812
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (g)	6,678	5,298
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (g)	5,115	4,063
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (g)	1,824	1,447
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (g)	991	786
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (g)	2,133	1,774
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (g)	1,947	1,617
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (g)	728	607

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (g)	USD636	$528
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (g)	53,834	47,420
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (g)	2,963	2,348
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (g)	2,462	1,956
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (g)	1,826	1,449
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (g)	1,312	1,040
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (g)	1,300	1,030
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (g)	115	91
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (g)	813	678
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (g)	739	616
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (g)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (g)	163	136
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (g)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (g)	352	305
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (g)	5,929	4,714
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (g)	3,022	2,400
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (g)	909	757
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (g)	880	733
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (g)	877	731
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (g)	162	135
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (g)	138	115
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (g)	657	613
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (g)	9,713	7,721
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (g)	940	783
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (g)	869	723
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (g)	118	98
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (g)	2,416	1,917
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (g)	786	654
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (g)	5,830	5,436
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (g)	1,363	1,272
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (g)	5,085	4,876
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (g)	5,004	3,968
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (g)	23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (g)	156	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (g)	94	78
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (g)	629	602
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (g)	1,007	995
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (g)	16,546	13,126
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (g)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (g)	10,696	10,257
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (g)	839	806
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (g)	450	444
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (g)	982	915
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (g)	936	873
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (g)	9,896	9,490
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (g)	2,995	2,873
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (g)	887	738
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (g)	2,361	2,369
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (g)	22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (g)	2,695	2,582
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (g)	569	530
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (g)	982	985
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (g)	902	841
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (g)	2,515	2,533
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (g)	327	304
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (g)	2,143	2,108
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (g)	6,967	6,492
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (g)	10,714	10,537

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (g)	USD765	$756
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (g)	963	964
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (g)	170	171
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (g)	239	248
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (g)	285	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (g)	25,639	25,196
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (g)	613	614
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (g)	1,250	1,302
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (g)	444	461
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (g)	325	339
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (g)	11,488	9,125
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (g)	840	697
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (g)	786	653
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (g)	9,490	8,840
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (g)	13,850	13,277
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (g)	2,308	2,313
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (g)	101	101
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (g)	5,473	5,487
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (g)	20,042	20,408
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (g)	1,775	1,778
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (g)	4,871	4,960
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (g)	15,359	14,300
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (g)	14,504	13,506
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (g)	4,114	4,121
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (g)	7,362	7,497
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (g)	11,356	10,574
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (g)	273	273
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (g)	7,518	7,774
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (g)	2,197	2,283
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (g)	12,395	11,537
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (g)	1,962	1,826
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (g)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (g)	542	542
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (g)	3,263	3,330
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (g)	2,266	2,344
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (g)	11,351	11,359
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (g)	4,859	4,873
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (g)	896	912
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (g)	888	909
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (g)	9	9
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (g)	7,444	7,469
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (g)	1,120	1,121
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (g)	2,259	2,299
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (g)	1,021	1,045
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (g)	993	1,016
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (g)	860	877
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (g)	805	825
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (g)	1,009	1,048
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (g)	60	62
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (g)	6,048	6,053
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (g)	2,419	2,423
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (g)	1,495	1,497
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	12,501	12,716
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (g)	1,411	1,436
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (g)	698	713
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (g)	504	514
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (g)	6,917	7,149
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (g)	4,621	4,812
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (g)	3,438	3,580
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (g)	1,573	1,638

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (g)	USD469	$488
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (g)	270	281
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (g)	454	445
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (g)	1,403	1,408
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (g)	9,453	9,617
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (g)	2,887	2,956
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (g)	1,614	1,645
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (g)	1,361	1,387
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (g)	1,183	1,210
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (g)	1,167	1,188
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (g)	954	970
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (g)	356	364
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (g)	279	285
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (g)	275	281
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (g)	1,830	1,906
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (g)	1,337	1,392
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (g)	3,829	3,841
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (g)	2,421	2,435
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (g)	2,298	2,310
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (g)	1,169	1,170
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (g)	2,955	3,023
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (g)	6,658	6,197
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (g)	1,872	1,743
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (g)	20,081	19,697
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (g)	1,900	1,903
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (g)	502	502
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)	310	310
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (g)	24,032	23,574
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (g)	1,095	1,076
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (g)	1,450	1,452
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)	27,343	27,808
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (g)	3,069	3,120
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (g)	341	347
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (g)	841	783
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (g)	13,705	13,118
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (g)	1,956	1,921
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (g)	4,789	4,871
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (g)	2,808	2,855
Fannie Mae Pool #DC9721 6.50% 1/1/2055 (g)	17,221	17,806
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (g)	1,825	1,827
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	22,612	22,994
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (g)	5,681	5,870
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (g)	14,938	14,298
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	7,363	7,486
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (g)	25,308	23,550
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (g)	15,703	15,030
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)	6,045	6,148
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (g)	259	268
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (g)	3,888	3,813
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (g)	10,004	10,172
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (g)	1,988	1,949
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (g)	168	168
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (g)	5,401	5,043
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (g)	9,400	9,090
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (g)	3,321	2,864
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (g)	9,297	7,394
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (g)	763	645
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (g)	3,230	2,861
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (g)	3,613	3,341
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (g)	19	20

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (g)	USD54	$55
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (g)	26	23
Freddie Mac Pool #C91912 3.00% 2/1/2037 (g)	7,241	6,866
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (g)	183	171
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (g)	52	49
Freddie Mac Pool #G03978 5.00% 3/1/2038 (g)	327	332
Freddie Mac Pool #G04553 6.50% 9/1/2038 (g)	37	39
Freddie Mac Pool #G08347 4.50% 6/1/2039 (g)	49	49
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (g)	18,245	15,828
Freddie Mac Pool #C03518 5.00% 9/1/2040 (g)	479	486
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (g)	1,243	1,202
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (g)	901	869
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (g)	586	566
Freddie Mac Pool #760014 3.889% 8/1/2045 (g)(h)	140	139
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (g)	3,958	3,768
Freddie Mac Pool #G60344 4.00% 12/1/2045 (g)	3,780	3,607
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (g)	3,337	3,032
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (g)	191	187
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (g)	192	188
Freddie Mac Pool #760015 3.45% 1/1/2047 (g)(h)	344	335
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (g)	1,055	974
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (g)	1,837	1,740
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (g)	1,581	1,540
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (g)	755	628
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (g)	309	271
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (g)	25,275	20,177
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (g)	14,701	11,844
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (g)	1,783	1,413
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (g)	34	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (g)	24	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (g)	58	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (g)	26,126	21,009
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (g)	668	555
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (g)	336	296
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (g)	793	631
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (g)	8,375	7,055
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (g)	5,715	4,823
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (g)	808	671
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (g)	48	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (g)	5,553	4,888
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (g)	640	554
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (g)	2,955	2,453
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (g)	149	132
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (g)	3,771	2,991
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (g)	1,621	1,288
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (g)	5,655	4,750
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (g)	2,642	2,195
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (g)	1,987	1,674
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (g)	918	763
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (g)	284	250
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (g)	1,663	1,320
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (g)	1,598	1,268
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (g)	853	676
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (g)	828	658
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (g)	538	449
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (g)	822	746
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (g)	3,841	3,050
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (g)	2,909	2,311
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (g)	1,742	1,381
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (g)	1,077	854

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (g)	USD854	$677
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (g)	255	202
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (g)	56	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (g)	838	698
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (g)	29	24
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (g)	2,950	2,343
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (g)	1,836	1,456
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (g)	1,559	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (g)	1,064	843
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (g)	772	643
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (g)	591	492
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (g)	359	298
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (g)	111	92
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (g)	76	64
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (g)	812	676
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (g)	156	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (g)	118	98
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (g)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (g)	29,984	26,009
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (g)	3,568	2,841
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (g)	15,027	13,020
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (g)	2,152	2,006
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (g)	29,751	25,803
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (g)	1,164	1,020
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (g)(i)	36,298	34,932
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (g)	176	169
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (g)	863	717
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (g)	100	83
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (g)	808	775
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (g)	203	195
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (g)	119	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (g)	1,051	1,035
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (g)	29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (g)	1,160	1,112
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (g)	79	76
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (g)	2,998	2,875
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (g)	5,187	5,111
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (g)	223	186
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (g)	16,126	15,466
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (g)	927	771
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (g)	744	618
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (g)	1,846	1,720
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (g)	16,971	15,796
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (g)	1,188	1,174
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (g)	11,519	10,734
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (g)	81	77
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (g)	10,350	10,171
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (g)	3,365	3,132
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (g)	3,633	3,570
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (g)	2,741	2,747
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (g)	589	613
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (g)	511	532
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (g)	494	516
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (g)	480	502
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (g)	338	354
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (g)	258	269
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (g)	163	169
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (g)	142	151
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (g)	863	719
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (g)	9,181	8,549

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (g)	USD28	$28
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (g)	8,411	8,433
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (g)	693	712
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (g)	388	362
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (g)	26,525	26,569
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (g)	849	705
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (g)	102	85
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (g)	4,872	4,961
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (g)	1,962	1,826
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (g)	127,362	125,162
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (g)	23,225	23,285
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (g)	728	756
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (g)	587	608
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (g)	455	470
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (g)	295	306
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (g)	40	39
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (g)	438	438
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)	13,204	13,438
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (g)	302	281
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (g)	11,702	11,711
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (g)	120	125
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (g)	673	627
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (g)	1,590	1,602
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (g)	1,160	1,163
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (g)	402	410
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (g)	15,641	15,754
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (g)	7,744	7,755
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (g)	2,939	2,943
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (g)	511	524
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (g)	440	442
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (g)	1,650	1,689
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (g)	1,166	1,195
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (g)	1,774	1,837
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (g)	508	531
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (g)	1,956	1,920
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (g)	1,021	1,022
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (g)	751	752
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (g)	632	632
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (g)	6,950	7,070
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (g)	3,099	3,177
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (g)	712	725
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (g)	209	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (g)	5,999	6,201
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (g)	5,428	5,620
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (g)	2,113	2,200
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (g)	377	371
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (g)	268	263
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (g)	240	235
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (g)	6,211	6,230
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (g)	3,978	3,992
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (g)	3,559	3,566
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (g)	1,171	1,179
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (g)	652	656
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (g)	5,281	5,371
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (g)	2,900	2,976
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (g)	2,862	2,916
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (g)	1,821	1,863
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (g)	967	985
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (g)	1,766	1,839
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (g)	1,464	1,524

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (g)	USD875	$907
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (g)	3,633	3,645
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (g)	3,093	3,120
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (g)	2,393	2,401
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (g)	2,384	2,385
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (g)	1,536	1,546
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (g)	1,383	1,386
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (g)	1,180	1,181
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (g)	6,273	6,392
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (g)	3,411	3,490
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (g)	3,220	3,305
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (g)	2,991	3,070
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (g)	1,833	1,867
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (g)	829	843
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (g)	7,787	8,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (g)	1,177	1,221
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (g)	597	622
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (g)	383	397
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (g)	265	276
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (g)	141	146
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (g)	1,589	1,590
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (g)	419	433
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (g)	2,355	2,256
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (g)	134	128
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (g)	5,821	5,710
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (g)	6,584	6,589
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (g)	5,900	5,915
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (g)	41,540	39,760
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (g)	6,398	6,282
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (g)	3,747	3,677
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (g)	936	920
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (g)	309	304
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (g)	3,278	3,280
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (g)	1,307	1,309
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (g)	293	293
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (g)	4,392	4,394
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (g)	1,917	1,949
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (g)	100	103
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (g)	3,172	2,951
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (g)	3,997	3,827
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (g)	2,987	2,929
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (g)	182	182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (g)	2,934	2,983
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (g)	1,074	1,074
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (g)	390	396
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (g)	1,785	1,845
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (g)	1,687	1,655
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (g)	5,518	5,611
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	5,359	5,449
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (g)	4,855	5,017
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (g)	1,640	1,694
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (g)	3,572	3,504
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (g)	61	61
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)	1,422	1,445
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (g)	765	778
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (g)	704	716
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (g)	42	39
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (g)	2,098	2,057
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (g)	386	386
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (g)	26,271	26,711

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series T041, Class 3A, 4.45% 7/25/2032 (g)(h)	USD148	$136
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (g)	10,192	10,655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (g)(h)	2,047	1,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (g)(h)	884	840
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (g)	4,060	3,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(h)	3,930	3,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(h)	765	690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (g)	639	574
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)	1,240	1,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (g)	1,628	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (g)	6,893	6,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (g)	4,032	3,739
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (g)	1,606	1,562
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (g)	3,146	3,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (g)	2,455	2,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (g)	1,955	1,857
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (g)	411	384
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (g)	256	250
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (g)	152	148
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (g)	6,651	5,424
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (g)	66,491	54,207
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (g)	1,322	1,289
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (g)	364	355
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (g)	138	118
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (g)	19,601	16,674
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (g)	4,775	4,062
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (g)	17,975	15,920
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (g)	772	656
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (g)	13,647	12,084
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (g)	128	117
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (g)	824	703
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (g)	628	573
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (g)	9,635	9,027
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (g)	30,121	27,525
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (g)	2,178	1,852
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (g)	1,859	1,594
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (g)	2,934	2,822
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (g)	24,822	23,853
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (g)	5,140	4,787
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (g)	2,023	1,479
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (g)(j)	27,010	21,388
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (g)(j)	184,341	152,871
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (g)(j)	329	285
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (g)(j)	16,339	14,712
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (g)(j)	5,029	4,677
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (g)(j)	33	32
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (g)(j)	2,036	2,036
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (g)(j)	81,295	82,618
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (g)(j)	1,024	811
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (g)(j)	7,719	6,679
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (g)(j)	133,584	120,248
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (g)(j)	10,641	9,894
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (g)(j)	107,699	111,049
		2,613,173

Commercial mortgage-backed securities 0.84%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (g)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (g)	645	655

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (g)	USD5,368	$5,662
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (g)(h)	857	918
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (g)	4,615	4,782
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (g)	1,380	1,441
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (g)(h)	4,062	4,265
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (g)(h)	1,914	2,001
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (g)(h)	2,753	2,882
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (g)	2,909	2,621
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (g)(h)	490	484
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (g)	3,006	3,108
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (g)(h)	1,792	1,912
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (g)	1,828	1,892
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (g)	1,000	981
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (g)	2,960	2,624
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (g)(h)	750	745
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (g)	2,112	2,186
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (g)(h)	590	614
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (g)	618	633
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (g)(h)	1,750	1,760
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (g)	1,117	1,167
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (g)(h)	6,990	7,260
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (g)(h)	1,450	1,506
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (g)	3,334	3,484
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (d)(g)(h)	4,665	4,681
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (d)(g)(h)	5,608	5,592
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(g)(h)	4,365	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (d)(g)(h)	7,968	7,963
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (d)(g)(h)	5,348	5,344
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (d)(g)(h)	3,970	3,970
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (d)(g)(h)	1,070	1,070
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (d)(g)(h)	965	965
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (d)(g)(h)	4,504	4,504
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (d)(g)(h)	6,334	6,333
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (d)(g)(h)	7,668	7,708
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(g)(h)	11,410	11,575
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (d)(g)(h)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041 (d)(g)(h)	1,414	1,419
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (d)(g)(h)	5,162	5,151
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(g)(h)	3,606	3,727
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (d)(g)	3,677	3,839
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (d)(g)(h)	1,350	1,351
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (d)(g)(h)	1,105	1,106
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (d)(g)(h)	1,154	1,155
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(g)(h)	2,748	2,752
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(g)	3,795	3,338
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (d)(g)(h)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (d)(g)(h)	1,214	1,211
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (g)	2,489	2,246
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(g)(h)	2,059	2,063
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(g)(h)	5,246	5,393
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(g)(h)	10,151	10,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(g)	1,522	1,388

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(g)	USD578	$516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (d)(g)(h)	100	85
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (d)(g)(h)	1,960	1,964
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(g)	13,772	13,031
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (d)(g)(h)	487	488
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (g)(h)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (d)(g)(h)	577	579
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (d)(g)(h)	3,964	3,964
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(g)	2,194	1,927
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (d)(g)(h)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (d)(g)(h)	10,709	10,674
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(g)(h)	9,322	9,268
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (g)(h)	1,620	1,532
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (g)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (d)(g)(h)	5,716	5,728
		231,685

Collateralized mortgage-backed obligations (privately originated) 0.23%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(g)(k)	6,136	6,161
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(g)(h)	672	607
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(g)(k)	546	550
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(g)(h)	5,671	5,552
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(g)(k)	1,575	1,558
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(g)(k)	2,751	2,757
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (g)	112	114
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(g)(k)	6,582	6,340
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (d)(g)(h)	306	308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (d)(g)(h)	3,642	3,659
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(g)	3,645	3,510
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(g)(h)	6,890	6,980
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (g)	212	213
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(g)(k)	2,448	2,475
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(g)(k)	680	683
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(g)(k)	4,511	4,519
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(g)	2,635	2,483
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(g)	2,446	2,385
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (d)(g)(h)	4,925	4,957
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(g)(h)	675	676
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(g)	2,490	2,409

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(g)(k)	USD1,910	$1,923
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(g)(k)	1,943	1,943
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(g)(k)	1,217	1,230
		63,992
Total mortgage-backed obligations		2,908,850
Corporate bonds, notes & loans 7.30%
Financials 1.75%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,766
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(h)(l)	5,453	5,412
AG Issuer, LLC 6.25% 3/1/2028 (d)	4,470	4,474
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (d)	1,072	1,111
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(k)	4,250	4,286
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (d)	1,940	1,906
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (d)	2,295	2,264
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,040
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)	4,810	4,839
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	2,407	2,623
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	5,885	6,010
American International Group, Inc. 5.125% 3/27/2033	2,937	2,988
American International Group, Inc. 5.45% 5/7/2035	530	544
AmWINS Group, Inc. 4.875% 6/30/2029 (d)	1,348	1,311
Aon North America, Inc. 5.45% 3/1/2034	600	617
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)	2,415	2,543
Aretec Group, Inc. 7.50% 4/1/2029 (d)	1,250	1,266
Arthur J. Gallagher & Co. 5.00% 2/15/2032	750	761
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,450
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,482
Athene Holding, Ltd. 6.625% 5/19/2055	770	794
Banco Santander, SA 5.147% 8/18/2025	1,400	1,401
Banco Santander, SA 5.565% 1/17/2030	6,400	6,647
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)	2,176	2,026
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	485	455
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	5,533	5,765
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	1,000	872
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	4,064	4,147
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	1,182	1,212
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (k)	3,477	3,561
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (k)	326	332
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (k)	3,359	3,430
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(k)	2,220	2,285
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	445
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	1,976
Block, Inc. 3.50% 6/1/2031	2,325	2,134
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,223
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	823
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(k)	2,535	2,350
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	1,150	1,222
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(k)	8,155	8,462
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(k)	3,015	3,071
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(k)	9,000	9,456
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(k)	4,295	4,426
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,256
Brown & Brown, Inc. 5.25% 6/23/2032	358	365
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,819

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Brown & Brown, Inc. 6.25% 6/23/2055	USD5,952	$6,141
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(k)	938	975
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(k)	4,764	4,928
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(k)	5,200	5,223
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(k)	4,887	4,939
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	2,859	2,981
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	873
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,712
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
Citibank, NA 4.914% 5/29/2030	4,825	4,919
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (k)	8,000	8,018
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	7,250	7,303
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (k)	2,242	2,288
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (k)	4,750	4,729
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	2,506	2,192
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,299	1,335
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	1,650	1,664
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	4,213	4,360
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (k)	3,808	4,107
CME Group, Inc. 3.75% 6/15/2028	3,069	3,050
Coinbase Global, Inc. 3.375% 10/1/2028 (d)	6,514	6,112
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	5,766	5,139
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,032	4,030
Corebridge Financial, Inc. 3.65% 4/5/2027	914	902
Corebridge Financial, Inc. 3.85% 4/5/2029	556	545
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	153
Corebridge Financial, Inc. 4.40% 4/5/2052	438	351
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	6,650	6,461
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)	1,109	1,128
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	2,250	2,364
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	750	800
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (k)	300	281
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (d)(k)	6,945	6,971
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	4,540	4,565
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (k)	2,198	2,129
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)	4,000	3,886
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)	1,980	1,996
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	8,513	8,540
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)	1,443	1,480
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	2,000	1,497
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	937	833
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	873	773
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	15,084	15,173
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (k)	809	832
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	537	577
HUB International, Ltd. 7.375% 1/31/2032 (d)	690	722
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,095
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(k)	4,122	4,787
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(k)	3,245	3,644
Jane Street Group, LLC 6.75% 5/1/2033 (d)	3,015	3,102
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (d)	3,010	3,121
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (k)	2,666	2,611
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,066	1,076
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	1,550	1,549
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	3,351	3,387
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	3,630	3,642
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	4,250	4,468

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	USD1,262	$1,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	4,718	4,735
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	1,081	1,100
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (k)	2,952	3,042
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)	1,222	1,190
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,712
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,112
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,251
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	650
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	579
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,929
Mastercard, Inc. 4.35% 1/15/2032	4,801	4,782
Mastercard, Inc. 4.85% 3/9/2033	2,258	2,302
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,600	1,625
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (k)	2,450	2,450
Morgan Stanley 3.125% 7/27/2026	325	321
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	463	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	3,995	4,074
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	3,097	3,186
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	3,584	3,646
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,506	1,542
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)	1,031	951
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	3,500	3,423
MPT Finance Corp. 7.00% 2/15/2032	EUR2,075	2,508
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (d)	USD1,230	1,278
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	10,884
Navient Corp. 11.50% 3/15/2031	4,860	5,510
Navient Corp. 7.875% 6/15/2032	1,095	1,140
New York Life Global Funding 2.35% 7/14/2026 (d)	529	518
New York Life Global Funding 4.55% 1/28/2033 (d)	1,132	1,108
Northwestern Mutual Global Funding 1.75% 1/11/2027 (d)	2,240	2,162
Osaic Holdings, Inc. 10.75% 8/1/2027 (d)	2,420	2,427
PayPal Holdings, Inc. 2.65% 10/1/2026	593	582
PayPal Holdings, Inc. 2.30% 6/1/2030	552	502
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (d)	1,375	1,411
Planet Financial Group, LLC 10.50% 12/15/2029 (d)	540	541
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (k)	1,720	1,721
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	4,180	4,310
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	388
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	364
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,163
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,642
Prudential Financial, Inc. 3.70% 3/13/2051	677	498
Rocket Mortgage, LLC 2.875% 10/15/2026 (d)	2,110	2,059
Rocket Mortgage, LLC 3.625% 3/1/2029 (d)	1,505	1,431
SLM Corp. 6.50% 1/31/2030	1,460	1,534
Starwood Property Trust, Inc. 4.375% 1/15/2027 (d)	3,580	3,549
Starwood Property Trust, Inc. 7.25% 4/1/2029 (d)	970	1,021
Starwood Property Trust, Inc. 6.50% 7/1/2030 (d)	525	543
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(k)	1,000	999
Travelers Cos., Inc. 4.00% 5/30/2047	771	618
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (k)	2,000	2,003
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	1,677	1,814
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (k)	506	514
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (h)(l)	2,190	2,221
U.S. Bancorp 2.375% 7/22/2026	3,584	3,520

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	USD3,808	$3,882
UBS Group AG 4.125% 9/24/2025 (d)	2,750	2,746
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (d)(k)(m)	800	788
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(k)	3,575	3,672
UniCredit SpA 4.625% 4/12/2027 (d)	625	625
Voyager Parent, LLC 9.25% 7/1/2032 (d)	5,950	6,194
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	7,025	7,180
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	400	385
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (k)	2,070	2,099
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (k)	7,225	7,637
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	3,360	3,674
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	390	403
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)	2,980	2,630
Westpac Banking Corp. 2.963% 11/16/2040	1,344	996
WEX, Inc. 6.50% 3/15/2033 (d)	1,025	1,035
		485,259

Communication services 0.86%
Alphabet, Inc. 5.25% 5/15/2055	821	809
Alphabet, Inc. 5.30% 5/15/2065	1,876	1,838
AT&T, Inc. 2.25% 2/1/2032	800	689
AT&T, Inc. 3.50% 9/15/2053	5,140	3,482
CCO Holdings, LLC 4.75% 3/1/2030 (d)	1,350	1,309
CCO Holdings, LLC 4.50% 8/15/2030 (d)	5,750	5,486
CCO Holdings, LLC 4.25% 2/1/2031 (d)	9,361	8,751
CCO Holdings, LLC 4.75% 2/1/2032 (d)	3,115	2,957
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,699
CCO Holdings, LLC 4.50% 6/1/2033 (d)	2,085	1,907
CCO Holdings, LLC 4.25% 1/15/2034 (d)	1,135	1,011
Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,862
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,662
Charter Communications Operating, LLC 3.90% 6/1/2052	8,760	6,017
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	4,221
Comcast Corp. 2.35% 1/15/2027	3,584	3,488
Comcast Corp. 4.80% 5/15/2033	2,165	2,161
Comcast Corp. 5.65% 6/1/2054	2,281	2,218
Connect Finco SARL 9.00% 9/15/2029 (d)	6,425	6,466
CSC Holdings, LLC 5.50% 4/15/2027 (d)	1,400	1,338
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (h)(l)	972	949
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (h)(l)	2,666	2,632
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	4,713	4,701
DISH Network Corp. 11.75% 11/15/2027 (d)	10,154	10,475
EchoStar Corp. 10.75% 11/30/2029	4,409	4,545
EchoStar Corp. 6.75% PIK 11/30/2030 (n)	1,964	1,793
Embarq, LLC 7.995% 6/1/2036	8,084	3,712
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (d)	6,550	6,640
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,651
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)	3,196	3,240
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (d)	1,100	1,151
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,305	7,853
Gray Media, Inc. 4.75% 10/15/2030 (d)	1,656	1,254
Gray Media, Inc. 5.375% 11/15/2031 (d)	4,790	3,596
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (h)(l)	1,086	1,086
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (d)	8,871	9,068

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Ligado Networks, LLC 17.50% PIK 11/1/2023 (d)(n)(o)	USD7,331	$2,529
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(l)(n)	1,540	1,540
Meta Platforms, Inc. 4.75% 8/15/2034	3,584	3,602
Meta Platforms, Inc. 5.40% 8/15/2054	3,584	3,498
Nexstar Media, Inc. 5.625% 7/15/2027 (d)	1,875	1,872
Nexstar Media, Inc. 4.75% 11/1/2028 (d)	2,950	2,875
SBA Tower Trust 1.631% 11/15/2026 (d)	7,802	7,488
Sinclair Television Group, Inc. 8.125% 2/15/2033 (d)	1,375	1,390
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	6,650	6,392
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	7,282	6,719
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	7,547	6,713
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,071
T-Mobile USA, Inc. 1.50% 2/15/2026	500	490
T-Mobile USA, Inc. 2.05% 2/15/2028	325	307
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,951
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,054
T-Mobile USA, Inc. 5.125% 5/15/2032	3,623	3,696
T-Mobile USA, Inc. 5.30% 5/15/2035	4,665	4,725
Univision Communications, Inc. 6.625% 6/1/2027 (d)	6,300	6,289
Univision Communications, Inc. 8.00% 8/15/2028 (d)	300	305
Univision Communications, Inc. 4.50% 5/1/2029 (d)	6,234	5,674
Univision Communications, Inc. 7.375% 6/30/2030 (d)	1,216	1,196
Verizon Communications, Inc. 2.55% 3/21/2031	410	368
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,539
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,974
Verizon Communications, Inc. 5.25% 4/2/2035	6,205	6,259
Verizon Communications, Inc. 2.875% 11/20/2050	601	375
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	926
Vodafone Group PLC 4.25% 9/17/2050	3,898	3,041
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	950
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,748	3,335
X Corp., Term Loan B3, 9.50% 10/26/2029 (l)	2,675	2,604
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (h)(l)	2,776	2,716
		238,238

Health care 0.78%
1261229 B.C., Ltd. 10.00% 4/15/2032 (d)	1,840	1,857
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,123
AbbVie, Inc. 5.40% 3/15/2054	7,250	7,055
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,264
AdaptHealth, LLC 6.125% 8/1/2028 (d)	645	647
AdaptHealth, LLC 4.625% 8/1/2029 (d)	1,990	1,877
AdaptHealth, LLC 5.125% 3/1/2030 (d)	1,010	961
Amgen, Inc. 5.25% 3/2/2030	1,244	1,282
Amgen, Inc. 5.25% 3/2/2033	2,990	3,063
Amgen, Inc. 5.60% 3/2/2043	1,500	1,489
Amgen, Inc. 5.65% 3/2/2053	2,750	2,687
Amgen, Inc. 4.40% 2/22/2062	1,697	1,326
Amgen, Inc. 5.75% 3/2/2063	858	835
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,573
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,704
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	595
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,244
AstraZeneca PLC 3.375% 11/16/2025	1,022	1,018
Bausch Health Cos., Inc. 4.875% 6/1/2028 (d)	1,025	865
Bausch Health Cos., Inc. 11.00% 9/30/2028 (d)	1,525	1,511
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,564
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,961

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bayer US Finance, LLC 6.125% 11/21/2026 (d)	USD5,419	$5,509
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	3,092	3,248
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,865
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	845
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,478
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (d)	1,750	1,685
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (d)	285	302
CVS Health Corp. 5.00% 1/30/2029	3,831	3,890
CVS Health Corp. 5.40% 6/1/2029	4,144	4,266
CVS Health Corp. 5.55% 6/1/2031	3,039	3,158
CVS Health Corp. 5.70% 6/1/2034	4,053	4,175
DaVita, Inc. 3.75% 2/15/2031 (d)	2,865	2,608
DaVita, Inc. 6.875% 9/1/2032 (d)	810	840
DaVita, Inc. 6.75% 7/15/2033 (d)	1,600	1,653
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,417
Elevance Health, Inc. 5.20% 2/15/2035	610	617
Elevance Health, Inc. 5.125% 2/15/2053	308	275
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,280
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (d)	2,200	2,332
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (h)(l)	2,556	2,557
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,545
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,734
Gilead Sciences, Inc. 5.10% 6/15/2035	500	507
Grifols SA 3.875% 10/15/2028	EUR800	904
Grifols SA 7.50% 5/1/2030	400	494
HCA, Inc. 3.375% 3/15/2029	USD720	692
HCA, Inc. 3.625% 3/15/2032	896	827
HCA, Inc. 4.375% 3/15/2042	1,344	1,125
HCA, Inc. 4.625% 3/15/2052	1,299	1,045
Humana, Inc. 5.375% 4/15/2031	3,194	3,268
Humana, Inc. 5.55% 5/1/2035	6,289	6,327
Humana, Inc. 5.75% 4/15/2054	1,359	1,267
Humana, Inc. 6.00% 5/1/2055	230	222
Insulet Corp. 6.50% 4/1/2033 (d)	885	923
Medline Borrower, LP 6.25% 4/1/2029 (d)	2,050	2,109
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,994
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	545	533
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,899	2,698
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	5,110	4,655
Molina Healthcare, Inc. 6.25% 1/15/2033 (d)	1,900	1,935
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,212
Novartis Capital Corp. 2.00% 2/14/2027	570	554
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	5,360	4,809
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	2,300	2,163
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	945
Radiology Partners, Inc. 8.50% 7/15/2032 (d)	2,445	2,454
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (h)(l)(n)	3,369	3,362
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	3,450	3,458
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	2,244	2,222
Summa Health 3.511% 11/15/2051	1,483	1,223
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,992
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,983	1,994
Tenet Healthcare Corp. 4.625% 6/15/2028	645	637
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,917
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,259
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,073
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,267
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	5,940
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,689

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD4,818	$4,912
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,815
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,754	3,815
Viatris, Inc. 4.00% 6/22/2050	3,161	2,107
		214,124

Energy 0.70%
Antero Midstream Partners, LP 5.375% 6/15/2029 (d)	2,390	2,374
Antero Midstream Partners, LP 6.625% 2/1/2032 (d)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	1,270	1,273
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)	510	519
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	430	437
Borr IHC, Ltd. 10.00% 11/15/2028 (d)	3,087	2,822
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	1,298	1,149
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	861	860
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,196
Chevron USA, Inc. 4.687% 4/15/2030	8,472	8,644
Chord Energy Corp. 6.75% 3/15/2033 (d)	1,325	1,354
CITGO Petroleum Corp. 8.375% 1/15/2029 (d)	2,075	2,164
Civitas Resources, Inc. 5.00% 10/15/2026 (d)	480	474
Civitas Resources, Inc. 8.375% 7/1/2028 (d)	2,780	2,850
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	525	533
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	735	744
CNX Midstream Partners, LP 4.75% 4/15/2030 (d)	1,055	999
CNX Resources Corp. 6.00% 1/15/2029 (d)	2,675	2,687
CNX Resources Corp. 7.375% 1/15/2031 (d)	553	577
CNX Resources Corp. 7.25% 3/1/2032 (d)	1,180	1,223
ConocoPhillips Co. 5.50% 1/15/2055	3,823	3,631
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)	2,320	2,363
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	1,510	1,476
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)	1,210	1,158
Devon Energy Corp. 5.20% 9/15/2034	2,157	2,096
Devon Energy Corp. 5.75% 9/15/2054	7,806	7,034
Diamondback Energy, Inc. 5.55% 4/1/2035	3,000	3,034
Diamondback Energy, Inc. 5.75% 4/18/2054	5,000	4,646
Enbridge, Inc. 3.70% 7/15/2027	56	55
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (d)	395	437
Energy Transfer, LP 4.75% 1/15/2026	2,235	2,235
Eni SpA 5.75% 5/19/2035 (d)	360	368
Eni SpA 5.95% 5/15/2054 (d)	831	805
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,160
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	403
EOG Resources, Inc. 4.40% 7/15/2028	410	412
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,009
EQT Corp. 7.50% 6/1/2030 (d)	642	706
EQT Corp. 4.75% 1/15/2031 (d)	1,635	1,610
Equinor ASA 4.25% 11/23/2041	1,792	1,589
Expand Energy Corp. 5.875% 2/1/2029 (d)	790	794
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	788
Expand Energy Corp. 4.875% 4/15/2032 (o)	7,225	29
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	394
Genesis Energy, LP 7.75% 2/1/2028	350	355
Genesis Energy, LP 8.25% 1/15/2029	670	701
Genesis Energy, LP 8.875% 4/15/2030	884	939
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,165
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	1,135	1,149

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	USD3,477	$3,588
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,003	2,077
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)	4,257	4,263
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	190	201
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	750	762
Hess Midstream Operations, LP 5.125% 6/15/2028 (d)	1,655	1,645
Hess Midstream Operations, LP 4.25% 2/15/2030 (d)	960	924
Hess Midstream Operations, LP 5.50% 10/15/2030 (d)	400	402
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)	465	452
Hilcorp Energy I, LP 6.00% 2/1/2031 (d)	540	523
Hilcorp Energy I, LP 8.375% 11/1/2033 (d)	475	493
Matador Resources Co. 6.50% 4/15/2032 (d)	1,325	1,327
MPLX, LP 4.125% 3/1/2027	448	446
Nabors Industries, Inc. 9.125% 1/31/2030 (d)	1,745	1,672
New Fortress Energy, Inc. 6.50% 9/30/2026 (d)	1,375	764
NFE Financing, LLC 12.00% 11/15/2029 (d)	20,423	9,289
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)	300	310
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,237
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	5,946
Parkland Corp. 5.875% 7/15/2027 (d)	1,550	1,552
Parkland Corp. 4.625% 5/1/2030 (d)	510	489
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	586	642
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	1,020	1,058
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	800	808
Petroleos Mexicanos 6.875% 10/16/2025	2,517	2,516
Petroleos Mexicanos 4.50% 1/23/2026	400	395
Petroleos Mexicanos 6.875% 8/4/2026	850	851
Petroleos Mexicanos 6.50% 3/13/2027	2,500	2,484
Petroleos Mexicanos 6.84% 1/23/2030	4,260	4,118
Petroleos Mexicanos 5.95% 1/28/2031	3,280	2,968
Petroleos Mexicanos 6.70% 2/16/2032	5,793	5,387
Petroleos Mexicanos 6.50% 6/2/2041	41	31
Petroleos Mexicanos 6.375% 1/23/2045	16	11
Petroleos Mexicanos 6.75% 9/21/2047	139	101
Petroleos Mexicanos 6.35% 2/12/2048	23	16
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,006
Petroleos Mexicanos 6.95% 1/28/2060	163	117
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (d)	2,689	2,642
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	4,040	3,797
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	625	637
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (d)	1,668	1,674
Sunoco, LP 7.00% 9/15/2028 (d)	1,475	1,523
Sunoco, LP 4.50% 5/15/2029	925	899
Sunoco, LP 4.50% 4/30/2030	1,105	1,063
Sunoco, LP 6.25% 7/1/2033 (d)	530	539
Talos Production, Inc. 9.00% 2/1/2029 (d)	500	512
Talos Production, Inc. 9.375% 2/1/2031 (d)	85	87
TGS ASA 8.50% 1/15/2030 (d)	1,235	1,280
Tidewater, Inc. 9.125% 7/15/2030 (d)	445	458
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,514
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	974
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	525
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (d)	400	407
Transocean, Inc. 8.00% 2/1/2027 (d)	105	104
Transocean, Inc. 8.50% 5/15/2031 (d)	2,000	1,787
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,516
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (d)	1,030	972

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	USD840	$778
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)	3,680	3,825
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (d)(k)	2,000	1,946
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)	2,215	2,373
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (d)	2,730	2,730
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	2,035	2,035
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	8,996	9,278
		194,729

Consumer discretionary 0.70%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(h)(l)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(h)(l)(n)	116	116
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	444
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	739
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	176
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (d)	2,115	2,044
Bath & Body Works, Inc. 6.875% 11/1/2035	350	363
Caesars Entertainment, Inc. 7.00% 2/15/2030 (d)	2,075	2,150
Carnival Corp. 4.00% 8/1/2028 (d)	2,375	2,326
Carnival Corp. 6.125% 2/15/2033 (d)	1,270	1,300
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	6,570	6,657
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (d)	604	613
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	1,350	1,260
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (d)	3,281	3,345
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	8,140	8,333
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (d)	1,070	1,073
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)	3,580	3,431
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,393
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,853
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,480
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,366
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	10,840
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,894	1,858
General Motors Financial Co., Inc. 5.90% 1/7/2035	9,342	9,397
Global Auto Holdings PLC 11.50% 8/15/2029 (d)	1,300	1,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)	3,525	3,453
Group 1 Automotive, Inc. 6.375% 1/15/2030 (d)	1,385	1,425
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	1,625	1,722
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	1,885	1,774
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (d)	3,580	3,446
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,773
Home Depot, Inc. 3.90% 12/6/2028	825	823
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,124
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,584
Home Depot, Inc. 4.50% 12/6/2048	428	367
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,883
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,767
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,615
Hyundai Capital America 1.50% 6/15/2026 (d)	762	740
Hyundai Capital America 5.45% 6/24/2026 (d)	3,905	3,937
Hyundai Capital America 4.875% 6/23/2027 (d)	1,334	1,342
Hyundai Capital America 5.275% 6/24/2027 (d)	6,273	6,355
Hyundai Capital America 2.375% 10/15/2027 (d)	2,311	2,198
Hyundai Capital America 4.90% 6/23/2028 (d)	4,992	5,029

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.10% 9/15/2028 (d)	USD2,756	$2,544
Hyundai Capital America 5.30% 1/8/2030 (d)	10,081	10,301
Hyundai Capital America 5.10% 6/24/2030 (d)	4,980	5,036
Hyundai Capital America 5.40% 1/8/2031 (d)	991	1,013
International Game Technology PLC 5.25% 1/15/2029 (d)	2,445	2,425
KB Home 7.25% 7/15/2030	1,295	1,341
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)	440	428
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)	1,025	1,091
Lithia Motors, Inc. 3.875% 6/1/2029 (d)	2,900	2,768
Lithia Motors, Inc. 4.375% 1/15/2031 (d)	1,025	975
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,229
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,129
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (d)	528	507
McDonald’s Corp. 4.60% 9/9/2032	642	643
McDonald’s Corp. 4.95% 3/3/2035	4,392	4,391
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (d)	1,710	1,675
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (d)	1,344	1,348
Newell Brands, Inc. 8.50% 6/1/2028 (d)	715	753
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,835
Newell Brands, Inc. 6.375% 5/15/2030	535	522
Newell Brands, Inc. 6.625% 5/15/2032	385	368
Newell Brands, Inc. 6.875% 4/1/2036	1,025	984
Newell Brands, Inc. 7.00% 4/1/2046	475	407
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (d)	320	305
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (d)	200	199
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (b)(d)(n)(o)	1,355	135
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (h)(l)	875	809
RHP Hotel Properties, LP 6.50% 6/15/2033 (d)	575	592
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)	910	916
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	1,030	1,051
Sally Holdings, LLC 6.75% 3/1/2032	920	945
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,786
Sonic Automotive, Inc. 4.625% 11/15/2029 (d)	3,645	3,539
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)	2,215	2,107
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	377
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,165
Travel + Leisure Co. 4.50% 12/1/2029 (d)	2,100	2,031
Universal Entertainment Corp. 9.875% 8/1/2029 (d)	600	587
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)	3,446	3,444
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (h)(l)	2,115	2,096
		193,299

Information technology 0.56%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,691
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,335
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,314
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,700
Broadcom, Inc. 3.137% 11/15/2035 (d)	600	506
Cisco Systems, Inc. 4.95% 2/26/2031	313	322
Cisco Systems, Inc. 5.05% 2/26/2034	12	12
Cisco Systems, Inc. 5.10% 2/24/2035	9,674	9,906
Cloud Software Group, Inc. 6.50% 3/31/2029 (d)	4,125	4,166
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)	3,750	3,891
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)	2,975	3,169
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (h)(l)	3,816	3,823
CommScope Technologies, LLC 5.00% 3/15/2027 (d)	5,703	5,560

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
CommScope, LLC 8.25% 3/1/2027 (d)	USD1,527	$1,522
CommScope, LLC 7.125% 7/1/2028 (d)	1,973	1,941
CommScope, LLC 9.50% 12/15/2031 (d)	400	419
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (h)(l)	485	492
CoreWeave, Inc. 9.25% 6/1/2030 (d)	1,525	1,560
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)	7,575	8,055
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (h)(l)	225	230
Fair Isaac Corp. 4.00% 6/15/2028 (d)	1,050	1,023
Fair Isaac Corp. 6.00% 5/15/2033 (d)	3,925	3,971
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	2,614	2,633
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	54	55
Gen Digital, Inc. 6.25% 4/1/2033 (d)	1,375	1,415
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,556
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	6,579
ION Trading Technologies SARL 9.50% 5/30/2029 (d)	560	578
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (h)(l)	1,746	1,755
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (h)(l)	900	903
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,049
Microchip Technology, Inc. 5.05% 2/15/2030	6,361	6,455
NCR Atleos Corp. 9.50% 4/1/2029 (d)	4,144	4,542
Open Text Holdings, Inc. 4.125% 12/1/2031 (d)	400	369
Oracle Corp. 5.25% 2/3/2032	4,750	4,874
Oracle Corp. 5.50% 8/3/2035	6,232	6,373
Shift4 Payments, LLC, 6.75% 8/15/2032 (d)	2,400	2,494
Synopsys, Inc. 5.15% 4/1/2035	6,898	6,956
Synopsys, Inc. 5.70% 4/1/2055	5,521	5,493
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,261
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,223
UKG, Inc. 6.875% 2/1/2031 (d)	950	986
Unisys Corp. 10.625% 1/15/2031 (d)	1,228	1,266
Viasat, Inc. 5.625% 4/15/2027 (d)	6,733	6,711
Viasat, Inc. 6.50% 7/15/2028 (d)	1,900	1,797
Viasat, Inc. 7.50% 5/30/2031 (d)	6,626	5,746
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (e)(k)(n)	1,014	1,026
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (e)(k)(n)	336	340
X.Ai Corp. 12.50% 6/30/2030	2,485	2,485
Xerox Holdings Corp. 5.50% 8/15/2028 (d)	600	459
Xerox Holdings Corp. 8.875% 11/30/2029 (d)	779	589
		153,576

Industrials 0.51%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (d)	335	334
Albion Financing 1 SARL 7.00% 5/21/2030 (d)	6,000	6,138
Ambipar Lux SARL 10.875% 2/5/2033 (d)	601	569
Axon Enterprise, Inc. 6.125% 3/15/2030 (d)	5,175	5,335
Axon Enterprise, Inc. 6.25% 3/15/2033 (d)	5,835	6,023
BAE Systems PLC 5.125% 3/26/2029 (d)	3,403	3,489
BAE Systems PLC 5.25% 3/26/2031 (d)	2,663	2,754
BAE Systems PLC 5.30% 3/26/2034 (d)	2,772	2,835
BAE Systems PLC 5.50% 3/26/2054 (d)	599	592
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (d)(n)	2,125	2,208
Boeing Co. (The) 3.10% 5/1/2026	251	248
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,940
Boeing Co. (The) 5.15% 5/1/2030	945	963
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	227	244
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,205
Boeing Co. (The) 6.528% 5/1/2034	5,453	5,928

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$3,461
Boeing Co. (The) 6.858% 5/1/2054	2,361	2,587
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,430
Brink’s Co. (The) 4.625% 10/15/2027 (d)	2,385	2,372
Brink’s Co. (The) 6.50% 6/15/2029 (d)	485	500
Brink’s Co. (The) 6.75% 6/15/2032 (d)	850	886
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,337
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,744
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	152
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	430
Chart Industries, Inc. 7.50% 1/1/2030 (d)	1,347	1,412
CSX Corp. 4.25% 3/15/2029	1,062	1,063
CSX Corp. 5.05% 6/15/2035	6,111	6,149
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (d)	1,540	1,533
Herc Holdings, Inc. 7.00% 6/15/2030 (d)	1,510	1,578
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	505	529
Icahn Enterprises, LP 5.25% 5/15/2027	2,535	2,458
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,104
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,171
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	4,250	4,277
Lockheed Martin Corp. 5.10% 11/15/2027	852	874
Lockheed Martin Corp. 4.45% 5/15/2028	2,604	2,635
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,673
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,483
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,857
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,808
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,061
OneSky Flight, LLC 8.875% 12/15/2029 (d)	1,125	1,172
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,852
Paychex, Inc. 5.60% 4/15/2035	427	442
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	1,455	1,503
Reworld Holding Corp. 4.875% 12/1/2029 (d)	1,035	985
RTX Corp. 5.15% 2/27/2033	2,669	2,729
RTX Corp. 5.375% 2/27/2053	3,950	3,784
Sabre GLBL, Inc. 11.125% 7/15/2030 (d)	2,225	2,330
Siemens Funding BV 5.80% 5/28/2055 (d)	6,288	6,496
Siemens Funding BV 5.90% 5/28/2065 (d)	5,581	5,782
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(d)	400	400
TransDigm, Inc. 6.625% 3/1/2032 (d)	1,485	1,539
Triumph Group, Inc. 9.00% 3/15/2028 (d)	1,310	1,370
Union Pacific Corp. 2.40% 2/5/2030	2,163	1,996
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,915
Union Pacific Corp. 2.95% 3/10/2052	1,000	639
Union Pacific Corp. 5.60% 12/1/2054	2,487	2,476
Union Pacific Corp. 3.839% 3/20/2060	546	393
Union Pacific Corp. 3.799% 4/6/2071	545	374
		140,668

Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	280
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,081
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,606
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,094
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,936
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	308
American Tower Corp. 1.45% 9/15/2026	2,369	2,289
American Tower Corp. 3.55% 7/15/2027	1,277	1,259

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 1/15/2028	USD896	$880
American Tower Corp. 1.50% 1/31/2028	2,240	2,087
American Tower Corp. 2.30% 9/15/2031	1,344	1,167
American Tower Corp. 2.95% 1/15/2051	1,792	1,136
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (d)	3,040	2,670
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (d)	1,975	1,847
Boston Properties, LP 6.50% 1/15/2034	2,223	2,381
Boston Properties, LP 5.75% 1/15/2035	3,143	3,165
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (h)(l)	945	945
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,054
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	1,185	1,236
Host Hotels & Resorts, LP 4.50% 2/1/2026	318	317
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	1,705	1,693
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	2,855	2,721
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	3,900	3,602
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,833
Iron Mountain, Inc. 5.25% 7/15/2030 (d)	3,785	3,736
Iron Mountain, Inc. 4.50% 2/15/2031 (d)	2,650	2,527
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,897
MPT Operating Partnership, LP 5.00% 10/15/2027	12,137	11,221
MPT Operating Partnership, LP 4.625% 8/1/2029	630	497
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)	3,968	4,156
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (d)	2,280	2,210
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (d)	1,000	1,029
Prologis, LP 4.875% 6/15/2028	1,357	1,385
Prologis, LP 4.75% 6/15/2033	2,359	2,354
Prologis, LP 5.00% 3/15/2034	1,850	1,856
Prologis, LP 5.00% 1/31/2035	1,033	1,033
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,096
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,692
Public Storage Operating Co. 2.30% 5/1/2031	644	573
Scentre Group Trust 1 3.25% 10/28/2025 (d)	896	892
Scentre Group Trust 1 3.75% 3/23/2027 (d)	2,178	2,153
Service Properties Trust 5.25% 2/15/2026	510	508
Service Properties Trust 4.75% 10/1/2026	1,635	1,613
Service Properties Trust 4.95% 2/15/2027	1,540	1,521
Service Properties Trust 5.50% 12/15/2027	655	649
Service Properties Trust 3.95% 1/15/2028	1,815	1,678
Service Properties Trust 8.375% 6/15/2029	4,228	4,401
Service Properties Trust 4.95% 10/1/2029	2,715	2,372
Service Properties Trust 4.375% 2/15/2030	705	593
Service Properties Trust 8.625% 11/15/2031 (d)	6,775	7,278
Service Properties Trust 8.875% 6/15/2032	3,803	3,914
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,548
Sun Communities Operating, LP 2.70% 7/15/2031	785	696
UDR, Inc. 2.95% 9/1/2026	681	670
		108,335

Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026 (d)	739	723
Albertsons Cos., Inc. 4.875% 2/15/2030 (d)	1,000	984
B&G Foods, Inc. 5.25% 9/15/2027	1,000	912
B&G Foods, Inc. 8.00% 9/15/2028 (d)	1,750	1,687
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,284
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,402
BAT Capital Corp. 5.625% 8/15/2035	6,074	6,183
BAT Capital Corp. 4.54% 8/15/2047	627	507
Campbell’s Co. (The) 4.75% 3/23/2035	952	915

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coca-Cola Co. 1.00% 3/15/2028	USD842	$782
Coca-Cola Co. 4.65% 8/14/2034	1,618	1,627
Constellation Brands, Inc. 3.60% 2/15/2028	625	614
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (d)	400	423
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	3,643	3,657
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	2,101	2,132
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,507
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,669
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	243
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	862
Kroger Co. 5.00% 9/15/2034	4,462	4,433
Kroger Co. 5.50% 9/15/2054	1,983	1,884
Mars, Inc. 4.80% 3/1/2030 (d)	3,408	3,454
Mars, Inc. 5.00% 3/1/2032 (d)	1,855	1,881
Mars, Inc. 5.20% 3/1/2035 (d)	385	390
Mars, Inc. 5.70% 5/1/2055 (d)	6,678	6,666
Mondelez International, Inc. 4.75% 8/28/2034	837	828
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,188
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,135
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,103
Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,830
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,557
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,288
Philip Morris International, Inc. 4.375% 4/30/2030	2,554	2,548
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,344
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,243
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,728
Philip Morris International, Inc. 4.875% 4/30/2035	1,907	1,882
Post Holdings, Inc. 4.625% 4/15/2030 (d)	2,886	2,777
Post Holdings, Inc. 6.25% 2/15/2032 (d)	3,279	3,374
Prestige Brands, Inc. 3.75% 4/1/2031 (d)	1,115	1,028
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,960
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,595	1,562
		104,485

Utilities 0.36%
AEP Transmission Co., LLC 5.375% 6/15/2035	50	51
Calpine Corp. 3.75% 3/1/2031 (d)	1,975	1,875
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (k)	1,375	1,382
Commonwealth Edison Co. 4.35% 11/15/2045	972	823
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,762
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,838
Consumers Energy Co. 5.05% 5/15/2035	525	529
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	577
Duke Energy Progress, LLC 3.70% 10/15/2046	457	345
Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 4.125% 3/15/2028	1,225	1,183
Edison International 5.25% 11/15/2028	1,537	1,522
Edison International 5.45% 6/15/2029	917	907
Edison International 6.95% 11/15/2029	2,461	2,559
Edison International 6.25% 3/15/2030	3,740	3,800
Edison International 5.25% 3/15/2032	7,445	7,067
Electricite de France SA 6.25% 5/23/2033 (d)	1,075	1,152
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(k)	1,475	1,667

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD287	$284
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (k)	1,000	1,018
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	605	577
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (d)	1,000	1,032
Long Ridge Energy, LLC, 8.75% 2/15/2032 (d)	2,605	2,708
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (h)(l)	1,920	1,901
MidAmerican Energy Co. 5.85% 9/15/2054	875	902
Northern States Power Co. 2.60% 6/1/2051	735	444
Northern States Power Co. 5.65% 5/15/2055	175	175
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	118
Pacific Gas and Electric Co. 5.00% 6/4/2028	450	451
Pacific Gas and Electric Co. 4.65% 8/1/2028	800	796
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	201
Pacific Gas and Electric Co. 6.95% 3/15/2034	5,560	5,988
Pacific Gas and Electric Co. 5.70% 3/1/2035	13,859	13,742
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,020
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	64
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,381
PacifiCorp 5.30% 2/15/2031	1,404	1,447
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,968
PacifiCorp 5.80% 1/15/2055	575	551
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
Saavi Energia SARL 8.875% 2/10/2035 (d)	1,495	1,562
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,120
Southern California Edison Co. 5.45% 6/1/2031	2,500	2,546
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,448
Southern California Edison Co. 5.75% 4/1/2035	675	689
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,925
Southern California Edison Co. 3.65% 2/1/2050	234	155
Southern California Edison Co. 6.20% 9/15/2055	4,770	4,572
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	400	429
Trinidad Generation Unlimited 7.75% 6/16/2033 (d)	2,295	2,379
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,002
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,047
Xcel Energy, Inc. 5.50% 3/15/2034	285	290
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (d)	1,150	1,229
		99,589

Materials 0.31%
Avient Corp. 7.125% 8/1/2030 (d)	855	882
Avient Corp. 6.25% 11/1/2031 (d)	170	172
Celanese US Holdings, LLC 6.415% 7/15/2027	1,996	2,068
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,634
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,719
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,424
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	3,625	3,332
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)	1,650	1,626
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	2,275	2,203
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	775	664
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)	2,000	1,931
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (d)	2,695	2,544
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	1,480	1,453
Dow Chemical Co. (The) 5.35% 3/15/2035	2,674	2,661
Dow Chemical Co. (The) 4.80% 5/15/2049	435	358
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	716
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,503

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	USD5,370	$5,706
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (d)	950	976
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	4,517	3,980
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	2,181	1,931
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	1,406	1,325
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	1,700	1,716
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	1,335	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,266
LYB International Finance III, LLC 6.15% 5/15/2035	757	786
Methanex Corp. 5.125% 10/15/2027	6,305	6,288
Methanex US Operations, Inc. 6.25% 3/15/2032 (d)	330	329
Minera Mexico SA de CV, 5.625% 2/12/2032 (d)	6,734	6,856
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	945	968
Mineral Resources, Ltd. 8.50% 5/1/2030 (d)	1,525	1,519
Mosaic Co. 4.05% 11/15/2027	941	934
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	1,785	1,718
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	775	838
NOVA Chemicals Corp. 7.00% 12/1/2031 (d)	1,130	1,185
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	555	571
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)	1,050	1,084
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,363
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,251
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(h)(l)(n)	766	421
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(h)(l)(n)	770	423
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(h)(l)(n)	1,267	697
Veritiv Operating Co. 10.50% 11/30/2030 (d)	640	694
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)	2,212	2,259
Westlake Corp. 4.375% 11/15/2047	448	350
		86,682
Total corporate bonds, notes & loans		2,018,984
U.S. Treasury bonds & notes 6.89%
U.S. Treasury 6.71%
U.S. Treasury 4.75% 7/31/2025	50,547	50,563
U.S. Treasury 5.00% 10/31/2025	2,167	2,172
U.S. Treasury 4.875% 11/30/2025	12,250	12,278
U.S. Treasury 0.50% 2/28/2026	42,515	41,501
U.S. Treasury 4.625% 2/28/2026	1,878	1,883
U.S. Treasury 3.625% 5/15/2026	1,071	1,067
U.S. Treasury 4.625% 6/30/2026	17,210	17,312
U.S. Treasury 4.125% 2/15/2027	1,258	1,264
U.S. Treasury 2.625% 5/31/2027	96,250	94,271
U.S. Treasury 3.875% 5/31/2027	87,803	88,007
U.S. Treasury 0.50% 6/30/2027	28,098	26,368
U.S. Treasury 3.75% 6/30/2027	130,554	130,641
U.S. Treasury 4.125% 9/30/2027	90,000	90,817
U.S. Treasury 4.00% 2/29/2028	46,200	46,549
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,569
U.S. Treasury 3.875% 6/15/2028	17,264	17,355
U.S. Treasury 4.00% 1/31/2029	8,844	8,924
U.S. Treasury 2.875% 4/30/2029	50,000	48,478
U.S. Treasury 4.25% 6/30/2029	28,885	29,425
U.S. Treasury 4.00% 3/31/2030	83,865	84,645
U.S. Treasury 0.625% 5/15/2030	9,358	8,051
U.S. Treasury 4.00% 5/31/2030	25,757	26,005

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD230,050	$230,940
U.S. Treasury 4.00% 7/31/2030	8,160	8,231
U.S. Treasury 4.875% 10/31/2030	45,491	47,751
U.S. Treasury 4.25% 6/30/2031	17,165	17,479
U.S. Treasury 2.875% 5/15/2032	50,000	46,649
U.S. Treasury 4.00% 6/30/2032	59,074	59,106
U.S. Treasury 4.125% 11/15/2032	648	652
U.S. Treasury 3.50% 2/15/2033	27,034	26,060
U.S. Treasury 3.875% 8/15/2033	114,911	113,196
U.S. Treasury 4.375% 5/15/2034	14,285	14,514
U.S. Treasury 4.25% 11/15/2034	2,075	2,082
U.S. Treasury 4.25% 5/15/2035	18,803	18,828
U.S. Treasury 1.375% 11/15/2040	51,338	32,696
U.S. Treasury 1.75% 8/15/2041	24,960	16,570
U.S. Treasury 2.00% 11/15/2041	1,058	728
U.S. Treasury 4.625% 5/15/2044	14,928	14,638
U.S. Treasury 5.00% 5/15/2045	99,575	102,275
U.S. Treasury 2.50% 2/15/2046	3,365	2,332
U.S. Treasury 3.00% 5/15/2047	8,383	6,277
U.S. Treasury 3.00% 2/15/2048	301	224
U.S. Treasury 2.25% 2/15/2052	72,025	43,985
U.S. Treasury 4.00% 11/15/2052	5,700	4,987
U.S. Treasury 3.625% 2/15/2053 (i)	121,025	98,766
U.S. Treasury 3.625% 5/15/2053	18,989	15,484
U.S. Treasury 4.25% 2/15/2054	17,191	15,688
U.S. Treasury 4.25% 8/15/2054	37,315	34,073
U.S. Treasury 4.625% 2/15/2055	49,676	48,353
		1,855,718

U.S. Treasury inflation-protected securities 0.18%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (p)	4,485	4,483
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (p)	3,767	3,755
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (p)	21,632	21,989
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (p)	22,946	21,009
		51,236
Total U.S. Treasury bonds & notes		1,906,954
Asset-backed obligations 2.05%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (d)(g)	5	5
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(g)	10,457	10,463
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(g)	2,962	2,976
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(g)	184	184
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(g)	920	921
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(g)	809	811
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(g)	371	371
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(g)	1,328	1,335
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(g)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(g)	3,332	3,372
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(g)	1,005	1,008
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(g)	3,914	3,961
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(g)	255	255
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(g)	8,500	8,479
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (d)(g)	4,100	4,083
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (d)(g)	2,715	2,706
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(g)	20,244	20,015
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(g)	138	137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(g)	10,410	10,114

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(g)	USD29,013	$29,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	4,960	5,160
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (d)(g)(h)	7,810	7,830
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(g)	116	114
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(g)	2,470	2,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (g)	332	332
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (g)	688	688
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (g)	531	531
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (g)	2,186	2,192
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (g)	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (g)	1,679	1,681
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(g)	892	842
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (g)	1,710	1,715
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (g)	8,604	8,698
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (g)	652	654
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(g)	4,138	3,816
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(g)	162	157
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	4,714	4,787
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(g)	5,140	5,086
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(g)	1,707	1,580
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(g)	6,034	5,808
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(g)	1,230	1,232
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(g)	2,349	2,354
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(g)	2,213	2,219
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(g)	5,309	5,359
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(g)	4,257	4,308
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(g)	968	901
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(g)	3,648	3,394
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(g)	759	707
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(g)	1,050	964
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (g)	1,569	1,574
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(g)	904	907
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(g)	1,958	1,976
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (g)	773	774
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (g)	3,457	3,494
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(g)	215	198
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(g)	679	682
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(g)	3,048	3,061
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(g)	616	615
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(g)	1,484	1,490
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(g)	2,609	2,651
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(g)	926	933
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (g)	1,744	1,744
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (g)	930	932
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (g)	4,558	4,641
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (g)	3,970	4,052
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(g)	4,756	4,696
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(g)	5,998	6,184
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(g)(h)	13,442	13,716
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(g)	3,235	3,243
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(g)	417	393
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(g)	188	177
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (d)(g)	1,527	1,483
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(g)	6,501	6,200
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(g)	8,223	7,854
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(g)	2,758	2,554
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(g)	4,088	3,813
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(g)	323	300
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (d)(g)	500	500
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(g)	902	902

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(g)	USD807	$809
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (g)	1,004	1,006
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(g)	8,654	9,064
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(g)	6,768	6,817
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (g)	2,126	2,137
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (d)(g)	3,759	3,754
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(g)	4,391	4,220
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(g)	4,445	4,386
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(g)	4,585	4,789
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(g)	10,307	9,917
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(g)	685	655
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(g)	429	412
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(g)	4,771	4,850
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(g)	1,250	1,257
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (g)	569	570
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(g)	2,519	2,525
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (g)	3,187	3,217
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (g)	2,894	2,922
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(g)	1,581	1,581
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(g)	1,422	1,429
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(g)	954	957
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(g)	504	508
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(g)(h)	3,648	3,632
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(g)	2,778	2,796
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(g)	2,788	2,511
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(g)	3,576	3,233
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(g)	4,877	4,565
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(g)	4,921	4,604
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(g)	3,087	2,905
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(g)	5,216	4,881
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(g)	23,051	21,721
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (d)(g)(h)	780	780
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (d)(g)(h)	627	626
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (d)(g)(h)	5,378	5,383
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (d)(g)(h)	4,264	4,257
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	1,069	1,073
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(g)	5,298	5,334
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (g)	2,442	2,306
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(g)	814	826
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (d)(g)(h)	598	599
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (d)(g)(h)	701	701
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (g)	733	733
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (g)	615	616
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (g)	5,474	5,504
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (g)	5,062	5,130
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (g)	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(g)	3,077	3,085
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(g)	249	250
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(g)	1,265	1,276
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(g)	1,598	1,599
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(g)	2,864	2,883
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(g)	504	505
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(g)	2,966	2,980

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.156% 1/15/2053 (d)(g)(h)	USD3,851	$3,823
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(g)	2,741	2,557
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(g)	2,485	2,404
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(g)	1,918	1,881
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(g)	922	884
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(g)	751	719
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(g)	5,253	5,234
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(g)	6,201	6,195
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(g)	1,421	1,374
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (g)	2,840	2,873
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (g)	4,155	4,223
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(g)	1,194	1,126
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(g)	552	516
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(g)	708	651
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(g)	2,047	1,911
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(g)	2,096	2,096
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (d)(g)(h)	3,229	3,225
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(g)	5,582	5,628
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (d)(g)(h)	6,503	6,362
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (g)	4,585	4,610
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (g)	1,822	1,848
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(g)	7,627	7,095
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(g)	1,368	1,250
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(g)	416	416
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(g)	649	651
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(g)	1,151	1,170
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (g)	3,846	3,854
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (g)(k)	6,704	6,705
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (g)	9,409	9,615
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(g)	8,048	8,177
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032 (d)(g)	934	959
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(g)	1,928	1,930
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(g)	6,044	6,044
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(g)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(g)	2,142	2,150
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(g)	2,504	2,518
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(g)	6,520	6,537
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(g)	1,973	2,001
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(g)	572	573
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (g)	7,030	7,067
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (g)	2,254	2,259
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (g)	4,623	4,649
		567,592
Bonds & notes of governments & government agencies outside the U.S. 0.13%
CPPIB Capital, Inc. 2.75% 11/2/2027 (d)	5,914	5,770
OMERS Finance Trust 3.50% 4/19/2032 (d)	3,867	3,668
OMERS Finance Trust 4.00% 4/19/2052 (d)	3,867	3,002
Panama (Republic of) 7.50% 3/1/2031	1,765	1,882
Panama (Republic of) 2.252% 9/29/2032	4,306	3,297
Peru (Republic of) 1.862% 12/1/2032	2,525	2,018
Peru (Republic of) 5.875% 8/8/2054	2,310	2,234
Peru (Republic of) 2.78% 12/1/2060	3,383	1,826
Qatar (State of) 4.00% 3/14/2029 (d)	745	740
Qatar (State of) 4.817% 3/14/2049 (d)	750	674
United Mexican States 4.75% 4/27/2032	2,305	2,195
United Mexican States 3.50% 2/12/2034	1,790	1,507
United Mexican States 6.875% 5/13/2037	2,720	2,844

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.625% 1/29/2038	USD200	$203
United Mexican States 7.375% 5/13/2055	4,235	4,382
United Mexican States 3.771% 5/24/2061	1,528	906
		37,148
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,556
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,306
		8,862

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,140	3,158

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,960	4,424

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	451	285

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,765	5,638
Total municipals		22,367
Total bonds, notes & other debt instruments (cost: $7,551,950,000)		7,461,895
Investment funds 2.79%	Shares
Capital Group Central Corporate Bond Fund (q)	91,567,012	772,826
Total Investment funds (cost: $797,018,000)		772,826
Short-term securities 4.79%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (q)(r)	13,235,020	1,323,502

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (r)(s)	2,117,436	2,118
Total short-term securities (cost: $1,325,460,000)		1,325,620
Total investment securities 101.82% (cost: $20,537,102,000)		28,178,616
Other assets less liabilities (1.82)%		(503,035)
Net assets 100.00%		$27,675,581

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	6,165	10/3/2025	USD1,282,465	$5,037
5 Year U.S. Treasury Note Futures	Long	7,067	10/3/2025	770,303	8,745
10 Year U.S. Treasury Note Futures	Long	3,299	9/30/2025	369,900	7,122
10 Year Ultra U.S. Treasury Note Futures	Short	995	9/30/2025	(113,694)	(2,796)
20 Year U.S. Treasury Bond Futures	Long	841	9/30/2025	97,109	3,355
30 Year Ultra U.S. Treasury Bond Futures	Short	624	9/30/2025	(74,334)	(2,725)
					$18,738
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD9,557	$(211)	$(189)	$(22)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	68,375	(5,132)	(4,294)	(838)
					$(5,343)	$(4,483)	$(860)
Investments in affiliates (q)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.79%
Capital Group Central Corporate Bond Fund	$1,368,034	$28,182	$634,717	$(136,730)	$148,057	$772,826	$28,182
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (r)	855,747	3,621,866	3,154,023	(32)	(56)	1,323,502	29,602
Total 7.57%				$(136,762)	$148,001	$2,096,328	$57,784

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(b)	8/22/2014	$6,949	$13,864	0.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023	2,573	2,633	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023-6/13/2025	55	55	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (k)(n)	6/23/2023-3/24/2025	992	1,026	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (k)(n)	10/22/2024-3/24/2025	326	340	0.00 (t)
Total		$10,895	$17,918	0.06%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,496,397,000, which represented 5.41% of the net assets of the fund.

(e)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,918,000, which represented 0.06% of the net assets of the fund.

(f)
All or a portion of this security was on loan. The total value of all such securities was $2,306,000, which represented 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,924,000, which represented 0.09% of the net assets of the fund.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,505,000, which represented 0.15% of the net assets of the fund.

(m)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(n)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(o)	Scheduled interest and/or principal payment was not received.
(p)	Index-linked bond whose principal amount moves with a government price index.
(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Rate represents the seven-day yield at 6/30/2025.
(s)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(t)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio June 30, 2025unaudited

Common stocks 61.95%	Shares	Value (000)
Information technology 10.64%
Broadcom, Inc.	40,394	$11,135
Microsoft Corp.	21,644	10,766
NVIDIA Corp.	47,330	7,478
Taiwan Semiconductor Manufacturing Co., Ltd.	201,000	7,294
Accenture PLC, Class A	7,800	2,331
Apple, Inc.	9,047	1,856
Microchip Technology, Inc.	22,545	1,586
ASML Holding NV	1,857	1,482
Arista Networks, Inc. (a)	5,876	601
		44,529

Financials 10.09%
B3 SA - Brasil, Bolsa, Balcao	1,852,727	4,972
Banco Bilbao Vizcaya Argentaria SA	263,394	4,051
ING Groep NV	155,027	3,401
Chubb, Ltd.	10,959	3,175
Marsh & McLennan Cos., Inc.	14,131	3,090
Standard Chartered PLC	156,968	2,601
Munchener Ruckversicherungs-Gesellschaft AG	3,868	2,509
HDFC Bank, Ltd. (ADR)	25,481	1,954
HDFC Bank, Ltd.	23,358	545
BlackRock, Inc.	1,894	1,987
JPMorgan Chase & Co.	6,668	1,933
Zurich Insurance Group AG	2,524	1,764
Morgan Stanley	10,945	1,542
BNP Paribas SA	11,060	994
Swiss Re AG	5,574	964
Mizuho Financial Group, Inc.	34,600	959
Capital One Financial Corp.	4,389	934
NatWest Group PLC	131,775	925
AIA Group, Ltd.	74,200	665
Progressive Corp.	2,416	645
Great-West Lifeco, Inc.	16,064	611
Goldman Sachs Group, Inc.	782	553
UniCredit SpA	7,995	536
3i Group PLC	9,121	516
Hannover Rück SE	1,272	400
		42,226

Industrials 8.60%
RTX Corp.	55,837	8,153
Volvo AB, Class B	92,975	2,608
General Dynamics Corp.	8,071	2,354
Airbus SE, non-registered shares	11,225	2,344
BAE Systems PLC	86,701	2,245
Uber Technologies, Inc. (a)	20,402	1,903
Daikin Industries, Ltd.	14,400	1,702
Deutsche Post AG	36,092	1,667
IHI Corp.	14,483	1,573
Carrier Global Corp.	20,453	1,497
Safran SA	4,408	1,433
nVent Electric PLC	18,043	1,322
CSX Corp.	32,703	1,067
Melrose Industries PLC	108,484	790
Rolls-Royce Holdings PLC	59,127	785
TransDigm Group, Inc.	480	730
PACCAR, Inc.	5,817	553
United Rentals, Inc.	708	533
General Electric Co.	1,980	510

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Caterpillar, Inc.	1,262	$490
Waste Management, Inc.	2,046	468
L3Harris Technologies, Inc.	1,800	452
AtkinsRealis Group, Inc.	6,127	430
Boeing Co. (The) (a)	1,845	387
		35,996

Health care 8.15%
Eli Lilly and Co.	6,479	5,051
Sanofi	48,529	4,699
Abbott Laboratories	29,693	4,038
Vertex Pharmaceuticals, Inc. (a)	8,449	3,761
Gilead Sciences, Inc.	33,630	3,729
Novo Nordisk AS, Class B	50,903	3,533
Medtronic PLC	19,325	1,685
Stryker Corp.	3,483	1,378
Alnylam Pharmaceuticals, Inc. (a)	4,063	1,325
Molina Healthcare, Inc. (a)	3,573	1,064
AbbVie, Inc.	5,172	960
UnitedHealth Group, Inc.	2,675	834
Novartis AG	3,976	482
Takeda Pharmaceutical Co., Ltd.	14,500	446
GE HealthCare Technologies, Inc.	5,321	394
AstraZeneca PLC	2,821	392
BioMarin Pharmaceutical, Inc. (a)	5,924	326
		34,097

Communication services 5.15%
Meta Platforms, Inc., Class A	12,920	9,536
Alphabet, Inc., Class A	16,320	2,876
Alphabet, Inc., Class C	6,975	1,237
AT&T, Inc.	117,836	3,410
Netflix, Inc. (a)	917	1,228
Deutsche Telekom AG	25,673	937
Comcast Corp., Class A	23,470	838
Omnicom Group, Inc.	8,961	645
Universal Music Group NV	13,386	433
SoftBank Group Corp.	5,500	402
		21,542

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	24,589	5,395
Ferrari NV	3,418	1,677
Ferrari NV (EUR denominated)	739	362
Las Vegas Sands Corp.	43,437	1,890
adidas AG	7,746	1,806
Starbucks Corp.	18,930	1,734
LVMH Moet Hennessy-Louis Vuitton SE	3,082	1,614
Compagnie Financiere Richemont SA, Class A	6,583	1,240
Midea Group Co., Ltd., Class A	119,450	1,204
Royal Caribbean Cruises, Ltd.	3,643	1,141
Sony Group Corp.	27,900	723
Viking Holdings, Ltd. (a)	8,985	479
Hasbro, Inc.	4,685	346
		19,611

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 4.34%
Philip Morris International, Inc.	27,539	$5,016
Imperial Brands PLC	109,428	4,321
British American Tobacco PLC	74,366	3,535
ITC, Ltd.	568,184	2,759
Nestle SA	9,977	991
Sysco Corp.	10,532	798
Suntory Beverage & Food, Ltd.	24,000	768
		18,188

Materials 4.18%
Freeport-McMoRan, Inc.	93,947	4,073
Vale SA, ordinary nominative shares	272,884	2,644
Vale SA (ADR), ordinary nominative shares	56,123	545
Nitto Denko Corp.	145,300	2,817
Lundin Gold, Inc.	37,546	1,982
Air Products and Chemicals, Inc.	4,709	1,328
Smurfit Westrock PLC	26,077	1,125
International Paper Co.	23,245	1,089
Rio Tinto PLC	9,962	581
Franco-Nevada Corp. (CAD denominated)	3,358	551
Air Liquide SA	2,444	504
Celanese Corp.	4,784	265
		17,504

Utilities 3.13%
E.ON SE	135,349	2,491
DTE Energy Co.	15,885	2,104
Duke Energy Corp.	14,304	1,688
Constellation Energy Corp.	5,203	1,679
SembCorp Industries, Ltd.	284,900	1,535
Dominion Energy, Inc.	23,269	1,315
Pinnacle West Capital Corp.	12,840	1,149
PG&E Corp.	80,544	1,123
		13,084

Energy 2.30%
Canadian Natural Resources, Ltd. (CAD denominated)	159,193	5,003
Shell PLC (GBP denominated)	46,723	1,638
TC Energy Corp. (CAD denominated) (b)	30,769	1,502
Chevron Corp.	7,037	1,008
Cameco Corp. (CAD denominated)	6,626	492
		9,643

Real estate 0.69%
CTP NV	96,586	2,030
Embassy Office Parks REIT	187,528	851
		2,881
Total common stocks (cost: $181,462,000)		259,301
Convertible stocks 0.62%
Financials 0.33%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,375

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	$1,221
Total convertible stocks (cost: $2,727,000)		2,596
Bonds, notes & other debt instruments 31.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.98%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 6.72% 2/8/2028	INR18,000	212
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	67
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	443
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	450
Austria (Republic of) 0% 2/20/2031	EUR500	512
Austria (Republic of) 2.90% 2/20/2034	120	142
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	321
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,956
Brazil (Federative Republic of) 10.00% 1/1/2035	5,535	841
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	226	38
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	1,633	267
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	226	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	154
Canada (Government) 0.25% 3/1/2026	CAD246	178
Canada (Government) 3.50% 3/1/2028	1,119	839
Canada (Government) 1.50% 12/1/2031	1,040	697
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	57
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	CNY3,980	553
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	590
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	556
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	290
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	437
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	353
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	62
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	213
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,240
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Colombia (Republic of) 3.125% 4/15/2031	USD200	165
Estonia (Republic of) 3.25% 1/17/2034	EUR160	190
European Bank for Reconstruction and Development 5.25% 1/12/2027	INR10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	50
European Bank for Reconstruction and Development 6.75% 1/13/2032	55,400	653
European Investment Bank 0.375% 9/15/2027	EUR110	125
European Investment Bank 6.95% 3/1/2029	INR5,700	67
European Investment Bank 0.25% 1/20/2032	EUR860	870
European Investment Bank 7.40% 10/23/2033	INR19,300	237
European Investment Bank 2.875% 1/15/2035	EUR45	53
European Union 3.375% 10/4/2039	40	47
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	206
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,353
French Republic O.A.T. 2.00% 11/25/2032	610	675
French Republic O.A.T. 3.25% 5/25/2045	160	175
French Republic O.A.T. 3.75% 5/25/2056	295	329
Germany (Federal Republic of) 0% 8/15/2030	3,775	3,988
Germany (Federal Republic of) 0% 2/15/2032	540	546
Germany (Federal Republic of) 1.70% 8/15/2032	674	760
Germany (Federal Republic of) 2.30% 2/15/2033	300	351
Germany (Federal Republic of) 2.50% 2/15/2035	730	853
Germany (Federal Republic of) 1.00% 5/15/2038	180	171

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$167
Germany (Federal Republic of) 0% 8/15/2052	80	42
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	80
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	579
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	IDR2,030,000	136
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	2,263,000	149
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	77
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	2,543,000	160
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	63
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	260
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	186
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	191
Ireland (Republic of) 2.60% 10/18/2034	EUR100	115
Ireland (Republic of) 3.00% 10/18/2043	150	168
Italy (Republic of) 1.35% 4/1/2030	250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	945
Italy (Republic of) 4.20% 3/1/2034	900	1,137
Italy (Republic of) 3.65% 8/1/2035	795	954
Italy (Republic of) 4.50% 10/1/2053	210	257
Italy (Republic of) 4.30% 10/1/2054	200	236
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	584
Japan, Series 346, 0.10% 3/20/2027	134,150	922
Japan, Series 352, 0.10% 9/20/2028	30,650	208
Japan, Series 358, 0.10% 3/20/2030	37,400	249
Japan, Series 363, 0.10% 6/20/2031	10,500	69
Japan, Series 373, 0.60% 12/20/2033	55,750	366
Japan, Series 152, 1.20% 3/20/2035	434,000	2,952
Japan, Series 173, 0.40% 6/20/2040	50,350	277
Japan, Series 176, 0.50% 3/20/2041	109,950	602
Japan, Series 179, 0.50% 12/20/2041	50,500	271
Japan, Series 42, 1.70% 3/20/2044	59,400	375
Japan, Series 192, 2.40% 3/20/2045	487,500	3,410
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	393
Japan, Series 76, 1.40% 9/20/2052	41,100	212
Japan, Series 77, 1.60% 12/20/2052	99,700	539
Japan, Series 84, 2.10% 9/20/2054	82,450	492
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	127
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	843
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	148
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	46
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	165
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	327
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	25
Netherlands (Kingdom of the) 5.50% 1/15/2028	EUR100	128
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	263
New South Wales Treasury Corp. 4.25% 2/20/2036	670	416
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	68
Norway (Kingdom of) 3.75% 6/12/2035	2,460	243
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	98
Panama (Republic of) 7.50% 3/1/2031	USD200	213
Panama (Republic of) 6.40% 2/14/2035	200	195
Philippines (Republic of) 0.875% 5/17/2027	EUR110	126
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	105
Portugal (Republic of) 0.475% 10/18/2030	EUR50	53
Portugal (Republic of) 3.375% 6/15/2040	195	227
Province of Ontario 3.25% 7/3/2035	100	118
Quebec (Province of) 3.35% 7/23/2039	190	219
Romania 2.125% 3/7/2028	130	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	$162
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	258
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,493
Spain (Kingdom of) 0% 1/31/2027	EUR335	383
Spain (Kingdom of) 0.80% 7/30/2027	490	563
Spain (Kingdom of) 0.50% 10/31/2031	165	170
Spain (Kingdom of) 3.15% 4/30/2033	317	380
Spain (Kingdom of) 3.55% 10/31/2033	370	454
Spain (Kingdom of) 3.25% 4/30/2034	120	143
Spain (Kingdom of) 3.45% 10/31/2034	240	290
Turkey (Republic of) 7.125% 7/17/2032	USD200	200
United Kingdom 1.25% 7/22/2027	GBP410	536
United Kingdom 0.375% 10/22/2030	210	241
United Kingdom 1.00% 1/31/2032	750	848
United Kingdom 4.25% 6/7/2032	785	1,087
United Kingdom 3.25% 1/31/2033	140	180
United Kingdom 3.25% 1/22/2044	644	686
United Kingdom 1.25% 7/31/2051	413	248
United Kingdom 4.375% 7/31/2054	205	244
United Kingdom 2.50% 7/22/2065	340	259
United Mexican States 6.875% 5/13/2037	USD200	209
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	561
United Mexican States, Series M, 8.00% 11/7/2047	5,120	227
United Mexican States, Series M, 8.00% 7/31/2053	26,580	1,166
United Mexican States, Series S, 4.00% 10/29/2054 (c)	533	25
		58,518
Corporate bonds, notes & loans 6.14%
Financials 1.59%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD100	99
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR330	360
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(e)	USD200	202
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (e)	EUR200	254
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)	100	125
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	USD161	165
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (e)(f)	GBP100	146
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	USD200	212
BPCE SA 4.50% 1/13/2033	EUR100	124
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(e)	USD250	258
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)	200	208
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (e)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	70	70
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	160	155
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (e)	EUR200	221
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (e)	GBP100	136
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	USD290	302
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (e)	200	200
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)	360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)	290	324
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (e)	EUR100	131
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	USD160	161
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	280	243
KfW 1.125% 7/4/2025	GBP95	130
Mastercard, Inc. 2.00% 11/18/2031	USD102	89

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (e)	USD294	$305
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	150	156
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	119	121
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (e)	EUR175	191
New York Life Insurance Co. 3.75% 5/15/2050 (d)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	65	73
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	285
Royal Bank of Canada 1.20% 4/27/2026	175	171
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)(g)	EUR250	303
		6,676

Utilities 0.87%
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	USD200	206
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	178
Duke Energy Corp. 3.75% 4/1/2031	EUR100	120
Edison International 5.45% 6/15/2029	USD55	54
Edison International 6.25% 3/15/2030	50	51
Electricite de France SA 4.25% 1/25/2032	EUR100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (e)	200	260
Enel Finance International NV 2.125% 7/12/2028 (d)	USD200	187
Enfragen Energia Sur SA 5.375% 12/30/2030	200	179
Engie SA 7.00% 10/30/2028	GBP50	74
Exelon Corp. 3.40% 4/15/2026	USD150	149
Interstate Power and Light Co. 2.30% 6/1/2030	50	45
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	95
Pacific Gas and Electric Co. 3.30% 12/1/2027	252	244
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	80
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	97
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	88
Public Service Company of Colorado 2.70% 1/15/2051	125	75
Southern California Edison Co. 6.20% 9/15/2055	60	57
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD316	312
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	550	564
		3,649

Energy 0.79%
Ecopetrol SA 8.625% 1/19/2029	125	132
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	200	203
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	225	228
Halliburton Co. 3.80% 11/15/2025	2	2
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	56
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	211
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,232
Petroleos Mexicanos 6.84% 1/23/2030	460	445
Qatar Energy 3.125% 7/12/2041 (d)	320	237
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	200	200

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	USD200	$188
Targa Resources Corp. 5.50% 2/15/2035	2	2
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,313

Communication services 0.54%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	500
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	107
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	137
AT&T, Inc. 2.55% 12/1/2033	USD64	54
Comcast Corp. 0% 9/14/2026	EUR100	115
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 9.00% 3/1/2031 (e)	65	79
Orange 3.625% 11/16/2031	EUR100	122
Orange 5.625% 1/23/2034	GBP90	128
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	189
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	117
T-Mobile USA, Inc. 3.70% 5/8/2032	100	120
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	116
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	151
Verizon Communications, Inc. 0.75% 3/22/2032	100	101
		2,242

Consumer staples 0.50%
Altria Group, Inc. 2.20% 6/15/2027	270	318
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	243	248
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (e)	EUR640	751
Campbell’s Co. (The) 4.75% 3/23/2035	USD47	45
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	138
Mars, Inc. 5.20% 3/1/2035 (d)	USD105	106
Philip Morris International, Inc. 5.75% 11/17/2032	110	116
		2,087

Health care 0.47%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	30	29
Amgen, Inc. 4.20% 3/1/2033	280	269
Amgen, Inc. 5.65% 3/2/2053	422	412
Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
Becton, Dickinson and Co. 4.298% 8/22/2032	150	146
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	83
CVS Health Corp. 5.40% 6/1/2029	242	249
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	107
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	$118
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	255
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
		1,983

Industrials 0.43%
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	85
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	4
CSX Corp. 2.50% 5/15/2051	75	43
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	192
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	117
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	USD79	81
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	200	197
RTX Corp. 4.125% 11/16/2028	100	100
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	62
Veralto Corp. 4.15% 9/19/2031	EUR100	123
Veralto Corp. 5.45% 9/18/2033	USD60	62
		1,820

Consumer discretionary 0.37%
BMW International Investment BV 4.75% 9/4/2030	GBP100	139
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	USD150	148
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	150	150
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	236
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD135	135
Hyundai Capital America 1.50% 6/15/2026 (d)	250	243
Hyundai Capital America 2.375% 10/15/2027 (d)	109	104
Hyundai Capital America 5.10% 6/24/2030 (d)	72	73
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	191
		1,528

Materials 0.26%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	150	153
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	350
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	250	266
Vale Overseas, Ltd. 3.75% 7/8/2030	94	89
Verallia SAS 3.875% 11/4/2032	EUR200	235
		1,093

Information technology 0.18%
Amphenol Corp. 3.125% 6/16/2032	100	117
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	70	69
Broadcom, Inc. 3.469% 4/15/2034 (d)	123	110
Broadcom, Inc. 3.137% 11/15/2035 (d)	15	12
Oracle Corp. 2.65% 7/15/2026	216	212
SK hynix, Inc. 1.50% 1/19/2026	200	197
		738

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.14%
American Tower Corp. 0.875% 5/21/2029	EUR130	$142
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	110	128
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	102
Equinix, Inc. 2.15% 7/15/2030	176	157
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		569
Total corporate bonds, notes & loans		25,698
Mortgage-backed obligations 5.66%
Federal agency mortgage-backed obligations 4.35%
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	159	126
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	33	32
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	262	264
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	70	71
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	1,301	1,280
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	339	340
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	441	450
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	29	31
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	21	21
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	15	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	2,813	2,862
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	92	93
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	74	76
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	496	497
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	186	187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	139	139
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	106	108
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	72	73
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	52	53
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (h)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	87	87
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	87	89
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	72	74
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (h)	66	68
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	35	36
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	29	30
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	349	350
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	1,169	1,189
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	92	94
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (h)	524	514
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	11	11
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	283	271
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	13	13
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	334	334
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	118	120
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	63	61
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	40	40
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	38	39
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	67	64
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	43	43
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	101	99
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	14	14
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	52	51
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	28	28
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	3	3
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	333	264
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	99	95

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	USD55	$53
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	128	126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	10	10
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	763	764
Freddie Mac Pool #QI0213 6.50% 2/1/2054 (h)	8	8
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	420	420
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (h)	10	10
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)	27	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	43	43
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	83	85
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	36	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	109	112
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	73	75
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	56	57
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	51	52
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	44	44
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	23	23
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	47	48
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	12	12
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	126	126
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	6	6
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	162	165
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	85	87
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	83	85
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	76	78
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	45	46
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	35	35
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	74	71
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	69	69
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	511	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	64	64
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	22	22
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	1,045	1,045
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	44	43
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	92	91
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	12	12
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	1,412	1,384
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	65	65
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (h)(i)	403	386
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (h)(i)	891	874
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (h)(i)	88	91
		18,203

Collateralized mortgage-backed obligations (privately originated) 0.56%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(h)(j)	82	81
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(h)(j)	143	146
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(h)(j)	72	72
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(h)(j)	49	49
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(h)(j)	55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (d)(h)(j)	63	63

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(h)(j)	USD121	$122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(h)(j)	21	21
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(h)(j)	54	54
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(h)(j)	32	32
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(h)	228	230
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(h)	110	111
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(h)(j)	87	81
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(e)(h)	85	85
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(h)	166	168
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(h)	208	210
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(h)	215	216
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(h)(j)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(h)	236	239
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(h)	118	120
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(h)(j)	93	93
		2,349

Commercial mortgage-backed securities 0.51%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	57
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(h)(j)	146	145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	140	144
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(h)(j)	100	105
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(h)(j)	135	140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(h)(j)	131	135
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(h)(j)	295	294
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(h)(j)	143	143
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(h)(j)	51	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(h)(j)	555	552
		2,153

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK415	60
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,093	156
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	5,082	659
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	447	52
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	540	67
Realkredit Danmark AS 1.00% 10/1/2053 (h)	179	22
		1,016
Total mortgage-backed obligations		23,721

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.47%
U.S. Treasury 3.00% 7/15/2025	USD985	$984
U.S. Treasury 4.50% 4/15/2027	1,223	1,238
U.S. Treasury 4.00% 6/30/2028	4,484	4,522
U.S. Treasury 4.625% 9/30/2028	1,875	1,927
U.S. Treasury 4.125% 3/31/2029	865	877
U.S. Treasury 3.50% 9/30/2029	755	747
U.S. Treasury 4.00% 2/28/2030	1,130	1,141
U.S. Treasury 0.625% 5/15/2030	1,150	989
U.S. Treasury 4.00% 5/31/2030	1,090	1,101
U.S. Treasury 1.375% 11/15/2031 (k)	771	660
U.S. Treasury 2.875% 5/15/2032	306	286
U.S. Treasury 4.625% 2/15/2035 (k)	1,340	1,383
U.S. Treasury 4.25% 5/15/2035	6	6
U.S. Treasury 1.875% 2/15/2041 (k)	285	196
U.S. Treasury 2.25% 5/15/2041 (k)	986	717
U.S. Treasury 2.875% 11/15/2046	330	243
U.S. Treasury 1.25% 5/15/2050	440	211
U.S. Treasury 1.375% 8/15/2050	400	197
U.S. Treasury 2.375% 5/15/2051 (k)	510	324
U.S. Treasury 2.00% 8/15/2051 (k)	560	323
U.S. Treasury 4.00% 11/15/2052	270	236
U.S. Treasury 3.625% 2/15/2053	149	122
U.S. Treasury 4.25% 8/15/2054	320	292
		18,722

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	372	367
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	687	713
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (c)	268	194
		1,274
Total U.S. Treasury bonds & notes		19,996
Asset-backed obligations 0.58%
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)	7	7
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	148	154
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	97	99
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	91	92
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	100	101
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	43	43
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(h)(j)	233	231
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(h)	100	100
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(h)	100	102
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	86	86
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(h)	231	236
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	13	13
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(h)(j)	70	71
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(h)(j)	230	230
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	219	219
		2,436

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD100	$72

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	55
Total municipals			127
Federal agency bonds & notes 0.03%
Korea Development Bank 6.75% 7/1/2030		INR10,000	116
Total bonds, notes & other debt instruments (cost: $131,387,000)			130,612
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund (l)		488,295	4,121
Total Investment funds (cost: $3,868,000)			4,121
Short-term securities 5.53%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (l)(m)		215,820	21,582

Money market investments purchased with collateral from securities on loan 0.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)		1,390,770	1,391
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.04%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP10,000	191
Total short-term securities (cost: $23,161,000)			23,164
Total investment securities 100.29% (cost: $342,605,000)			419,794
Other assets less liabilities (0.29)%			(1,205)
Net assets 100.00%			$418,589

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	95	7/25/2025	EUR129.00	EUR9,500	$7
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(95)	7/25/2025	EUR128.00	EUR(9,500)	$(5)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year Italy Government Bond Futures	Long	6	9/10/2025	USD763	$— (o)
2 Year Euro-Schatz Futures	Long	5	9/10/2025	632	— (o)
2 Year Canadian Government Bond Futures	Long	16	9/29/2025	1,242	— (o)
2 Year U.S. Treasury Note Futures	Short	7	10/3/2025	(1,456)	— (o)
5 Year Euro-Bobl Futures	Long	60	9/10/2025	8,317	(20)
5 Year Canadian Government Bond Futures	Long	19	9/29/2025	1,592	5
5 Year U.S. Treasury Note Futures	Long	86	10/3/2025	9,374	96
10 Year French Government Bond Futures	Long	5	9/10/2025	729	(3)
10 Year Italy Government Bond Futures	Short	8	9/10/2025	(1,140)	(3)
10 Year Euro-Bund Futures	Short	47	9/10/2025	(7,206)	42
10 Year Australian Treasury Bond Futures	Short	7	9/15/2025	(528)	(6)
10 Year Japanese Government Bond Futures	Short	8	9/22/2025	(7,723)	(25)
10 Year Canadian Government Bond Futures	Long	15	9/29/2025	1,344	6
10 Year U.S. Treasury Note Futures	Long	23	9/30/2025	2,579	52
10 Year UK Gilt Futures	Long	12	9/30/2025	1,532	14
10 Year Ultra U.S. Treasury Note Futures	Long	10	9/30/2025	1,143	24
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	64
30 Year Euro-Buxl Futures	Short	11	9/10/2025	(1,539)	16
30 Year Ultra U.S. Treasury Bond Futures	Long	6	9/30/2025	715	19
					$281

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	275	USD	371	Morgan Stanley	7/1/2025	$7
GBP	110	USD	148	UBS AG	7/1/2025	3
USD	240	GBP	175	Morgan Stanley	7/1/2025	— (o)
USD	284	GBP	210	Morgan Stanley	7/1/2025	(5)
JPY	86,895	USD	599	Goldman Sachs	7/7/2025	5
JPY	16,970	USD	118	Barclays Bank PLC	7/7/2025	— (o)
EUR	2,380	USD	2,713	Goldman Sachs	7/8/2025	92
USD	91	EUR	80	BNP Paribas	7/8/2025	(3)
USD	138	EUR	120	UBS AG	7/8/2025	(3)
USD	232	EUR	200	UBS AG	7/8/2025	(4)
USD	907	EUR	820	BNP Paribas	7/8/2025	(60)
USD	187	MYR	790	BNP Paribas	7/9/2025	(1)
EUR	980	USD	1,127	HSBC Bank	7/10/2025	28
USD	122	EUR	107	HSBC Bank	7/10/2025	(4)
USD	912	EUR	790	JPMorgan Chase	7/10/2025	(20)
EUR	430	USD	493	Standard Chartered Bank	7/14/2025	14
CNH	22,979	USD	3,206	Citibank	7/14/2025	8
CHF	130	USD	159	UBS AG	7/14/2025	5
USD	49	AUD	75	Standard Chartered Bank	7/14/2025	— (o)
USD	21	CLP	19,505	Morgan Stanley	7/14/2025	— (o)
USD	18	BRL	105	Citibank	7/14/2025	(1)
USD	202	CNH	1,450	Goldman Sachs	7/14/2025	(1)
USD	785	INR	67,415	Standard Chartered Bank	7/14/2025	(1)
USD	70	RON	310	Citibank	7/14/2025	(2)
USD	86	ILS	300	HSBC Bank	7/14/2025	(3)
USD	591	IDR	9,648,911	HSBC Bank	7/14/2025	(4)
USD	1,438	AUD	2,195	Citibank	7/14/2025	(7)
EUR	1,615	USD	1,847	BNP Paribas	7/15/2025	58
USD	278	MXN	5,330	Citibank	7/15/2025	(5)
EUR	780	USD	905	Bank of America	7/16/2025	15
EUR	423	GBP	360	BNP Paribas	7/16/2025	5
CNH	4,590	USD	641	Citibank	7/16/2025	1
EUR	12	USD	14	Bank of America	7/16/2025	— (o)
NZD	47	USD	29	UBS AG	7/16/2025	— (o)
USD	227	JPY	32,750	Citibank	7/16/2025	(1)
USD	9,685	CNH	69,313	HSBC Bank	7/16/2025	(11)
USD	10,308	JPY	1,480,084	JPMorgan Chase	7/17/2025	9
USD	1,950	CAD	2,660	Bank of New York Mellon	7/17/2025	(5)
USD	71	COP	300,000	Morgan Stanley	7/18/2025	(2)
USD	1,728	KRW	2,363,730	Citibank	7/18/2025	(21)
USD	1,570	BRL	8,781	Citibank	7/18/2025	(39)
USD	5,670	GBP	4,190	UBS AG	7/18/2025	(82)
MYR	2,435	USD	573	Standard Chartered Bank	7/21/2025	5
MYR	915	USD	216	JPMorgan Chase	7/21/2025	2
USD	92	SEK	870	Morgan Stanley	7/21/2025	— (o)
USD	64	MYR	281	HSBC Bank	7/21/2025	(2)
USD	107	PLN	390	Citibank	7/21/2025	(2)
USD	95	MYR	418	BNP Paribas	7/21/2025	(4)
USD	165	MYR	727	Standard Chartered Bank	7/21/2025	(7)
USD	234	MYR	1,031	Standard Chartered Bank	7/21/2025	(10)
USD	249	MYR	1,091	Standard Chartered Bank	7/21/2025	(10)
USD	281	MYR	1,234	Standard Chartered Bank	7/21/2025	(12)
USD	388	MYR	1,698	HSBC Bank	7/21/2025	(15)
USD	326	JPY	47,140	Bank of America	7/22/2025	(2)
JPY	68,730	USD	486	Standard Chartered Bank	7/22/2025	(8)
EUR	110	USD	126	Goldman Sachs	7/24/2025	3

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	345	EUR	300	HSBC Bank	7/24/2025	$(9)
GBP	457	EUR	530	BNP Paribas	7/25/2025	1
EUR	115	USD	136	UBS AG	7/25/2025	— (o)
USD	583	EUR	510	UBS AG	7/25/2025	(19)
EUR	396	DKK	2,950	Bank of America	7/28/2025	— (o)
USD	367	NOK	3,711	Bank of America	7/28/2025	(1)
USD	411	INR	35,415	BNP Paribas	7/28/2025	(2)
USD	569	MXN	10,835	Morgan Stanley	7/28/2025	(7)
USD	549	CHF	440	Barclays Bank PLC	7/28/2025	(8)
USD	59	CZK	1,240	Citibank	8/6/2025	— (o)
USD	126	SGD	160	Bank of America	8/6/2025	— (o)
USD	378	EUR	325	UBS AG	8/6/2025	(5)
EUR	188	CAD	300	Citibank	8/7/2025	1
USD	29,349	EUR	25,010	Morgan Stanley	8/8/2025	(193)
GBP	175	USD	240	Morgan Stanley	8/11/2025	— (o)
EUR	505	USD	580	HSBC Bank	9/12/2025	18
						$(321)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(2)	$—	$(2)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD2,970	2	—	2
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	3	—	3
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	14	—	14
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	24	—	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	15	—	15
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	3	—	3
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	1	—	1
3.947%	Annual	SONIA	Annual	3/20/2030	GBP410	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	3	—	3
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	2	—	2
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	6	—	6
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	44	—	44
						$121	$—	$121

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(20)	$—	$(20)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	36	—	36
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	11	—	11
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	5	—	5
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(42)	—	(42)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(222)	—	(222)
							$(224)	$—	$(224)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR2,260	$(57)	$(25)	$(32)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 6/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR1,130	$124	$119	$5
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD3,073	68	65	3
					$192	$184	$8

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 0.98%
Capital Group Central Corporate Bond Fund	$3,953	$96	$—	$—	$72	$4,121	$96
Short-term securities 5.16%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (m)	22,187	58,601	59,201	(3)	(2)	21,582	541
Total 6.14%				$(3)	$70	$25,703	$637
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)	12/4/2024	$273	$303	0.07%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	103	109	0.03
Total		$376	$412	0.10%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $1,472,000, which represented 0.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,223,000, which represented 2.68% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $412,000, which represented 0.10% of the net assets of the fund.

(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,261,000, which represented 0.54% of the net assets of the fund.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	Amount less than one thousand.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	148

The Bond Fund of America®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 95.24%	Principal amount (000)	Value (000)
Mortgage-backed obligations 34.58%
Federal agency mortgage-backed obligations 27.75%
Fannie Mae Pool #256133 4.50% 1/1/2026 (a)	USD1	$1
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	25	25
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	26	25
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	12	11
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	2,084	1,968
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	99	92
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	30	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,768	1,652
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	739	690
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	326	342
Fannie Mae Pool #924866 6.14% 10/1/2037 (a)(b)	128	129
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	161	165
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	642	660
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	140	142
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	703	707
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	681	690
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	107,480	92,775
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	659	667
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	346	350
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	310	315
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	175	177
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	39	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,616	1,501
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	694	644
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	738	699
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	119	113
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,331	4,117
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	294	274
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	718	682
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	33	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,882	3,556
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,806	1,712
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	68	65
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	2,106	2,050
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,098	1,005
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,389	4,782
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	4,077	3,720
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	17,796	16,865
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	16,585	15,335
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	419	390
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,136	1,011
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	757	675
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,186	2,014
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	17,711	16,743
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	12,601	11,515
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,335	3,040
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,246	4,780
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	25,007	22,957
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,987	4,205
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	532	443
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	15,444	13,669
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	5,242	4,672
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,684	1,466
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,698	3,912
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	965	802
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	610	507
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	956	832

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	USD1,627	$1,298
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	17,165	14,257
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,635	2,226
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	896	757
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	423	351
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	306	268
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	902	749
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	255	215
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	191	159
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	179	149
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,485	1,292
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,809	1,434
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	6,060	5,121
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,123	933
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	659	548
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	25	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	15,025	13,416
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,045	834
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	1,022	889
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,554	5,230
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	5,062	4,049
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	41	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	21,322	17,821
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,550	1,289
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	934	776
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	64	56
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,278	2,599
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	717	568
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	377	303
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	5,016	4,234
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,501	2,911
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	348	276
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,432	6,170
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,720	1,428
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	966	802
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,557	6,789
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,832	1,452
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	572	453
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	28	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,948	4,108
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,637	3,850
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,463	2,058
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	172	143
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	116	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	3,041	2,658
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	375	328
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,603	8,405
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,779	1,410
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	17	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,906	1,590
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,800	1,494
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	590	490
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	475	394
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	162	135
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	33	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	27	23
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,879	1,489
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	503	405
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	47	39

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	USD277	$242
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	197	172
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	77	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,722	7,332
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,773	3,965
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,453	3,697
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	996	829
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	928	770
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	573	475
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	427	360
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	216	181
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,347	1,186
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	10,828	8,583
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,121	2,591
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,964	1,631
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	1,043	874
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	487	406
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	437	363
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	316	264
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	302	251
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	56	46
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	1,653	1,311
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	319	265
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	3,092	2,702
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,430	3,521
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	128	102
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	94	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	904	788
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	812	646
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,934	1,606
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,846	1,466
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	933	740
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,462	3,710
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,098	1,741
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,126	935
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	337	280
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	969	848
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	15,112	11,989
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,497	1,984
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	809	642
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,648	1,374
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	885	737
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	731	607
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	488	406
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	441	366
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	256	213
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	32,666	28,775
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,573	1,247
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,256	997
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,073	853
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	867	687
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,759	2,291
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,766	1,472
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	359	300
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	35	29
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,663	1,321
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	750	596
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	31,581	26,219

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	USD1,597	$1,329
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,455	1,358
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	264	246
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,727	2,963
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,741	17,232
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,186	1,821
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	968	805
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	150	125
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	3,018	2,816
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,072	3,024
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,375	1,356
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	738	614
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	432	358
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	136	113
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,813	2,773
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	568	563
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	453	377
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	255	244
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	59	56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,469	8,374
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	9,096	7,216
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,772	9,371
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,518	2,418
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,466	2,430
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,770	2,780
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,519	2,530
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	205	214
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	847	812
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	133	130
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	37	37
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	272	253
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	30,348	29,904
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	687	570
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,621	4,302
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	593	584
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	407	379
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	151	149
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	4,058	4,079
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	423	426
Fannie Mae Pool #BX7949 6.00% 3/1/2053 (a)	1,000	1,018
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	835	855
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,281	3,986
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	656	629
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	15,642	15,388
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	88	87
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	960	965
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	17,738	18,159
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,697	4,377
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	432	403
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	30	28
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (a)	10,478	10,313
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,900	2,865
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,760	2,714
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,894	5,907
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	7,060	7,203
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	615	533
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,902	2,782
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	6,679	6,694
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	6,347	6,360
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	311	312

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	USD3,837	$3,904
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,380	2,432
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,799	1,841
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	6,068	4,820
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,642	3,024
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	152	126
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	75	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,842	19,022
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	591	583
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,400	3,407
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	7,908	8,229
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	23,480	23,524
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	12,744	12,787
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	6,200	6,224
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	531	532
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	5,000	5,091
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	15,338	15,862
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	7,575	7,055
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,829	11,871
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,558	6,583
Fannie Mae Pool #CB7725 6.00% 10/1/2053 (a)	8,769	8,929
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	152	154
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	63,161	62,069
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	2,116	2,196
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,917	1,920
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	774	806
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	965	1,018
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	5,281	5,488
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,292	1,336
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,980	2,855
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,613	2,616
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,777	1,779
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	7,083	7,251
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	5,296	5,387
Fannie Mae Pool #CB8422 6.00% 2/1/2054 (a)	1,902	1,936
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,771	1,802
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	14,405	13,808
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	19,135	19,189
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,607	1,608
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	5,058	5,178
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,391	3,455
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,742	1,773
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	4,359	4,537
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,987	5,023
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,405	5,542
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	594	596
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	384	391
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	228	232
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,702	2,704
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,869	1,879
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	18,915	19,367
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,261	1,291
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	1,195	1,216
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	10,755	11,178
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,987	6,999
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,490	1,499
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	33,148	33,719
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,109	5,243

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	USD2,600	$2,655
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	2,391	2,433
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,197	2,255
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,316	1,340
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,237	1,258
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	596	606
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	16,780	17,475
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,952	5,148
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,806	2,922
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	136	136
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	44,877	45,653
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,348	1,373
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,289	1,312
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	1,041	1,059
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	227	232
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	111	113
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,318	2,414
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	2,007	2,091
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,624	3,627
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,709	1,724
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,269	1,276
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	887	902
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	5,359	5,256
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,532	4,536
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,500	3,559
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	264	254
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	90	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	33	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	143	140
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	4,029	4,128
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,426	1,453
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	949	965
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	377	384
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	294	300
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,900	1,901
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,607	1,638
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	869	883
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,995	2,062
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,346	1,399
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,934	2,936
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	13,962	14,198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	496	496
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	5,405	5,496
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	17,406	16,196
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,036	1,054
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	281	276
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	2,211	2,249
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	6,906	6,909
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	511	511
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	2,070	2,139
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,669	8,665
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	7,168	6,450
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	15,248	13,151
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	18,049	15,563
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	1,008	965
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,704	4,168
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	14	14

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2002-W1, Class 2A, 4.453% 2/25/2042 (a)(b)	USD15	$15
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	48	47
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	877	862
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	38	38
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	31	29
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,494	2,333
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	37	38
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	28	29
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	53	54
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	183	188
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,812	1,572
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	131	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,393	4,657
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	135	135
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	9,385	8,101
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	303	311
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	15,573	14,152
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	56	47
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	90	79
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	807	762
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	488	465
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	4,015	3,595
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	10,467	9,664
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	766	725
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	245	226
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	956	907
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	497	455
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,585	1,447
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	8,469	7,809
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	23,124	20,549
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,617	3,900
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	27	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	312	273
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,823	1,522
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,764	1,543
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,495	4,662
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,196	995
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	60	50
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,943	1,615
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,779	1,411
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	424	341
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	98	78
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	62,873	50,074
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,789	1,418
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,309	1,917
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,195	1,740
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	226	188
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	159	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,840	1,459
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,803	1,429
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,614	1,279
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,261	1,014
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,092	954
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,985	1,573
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,349	1,975
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	764	634
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,950	1,621
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	551	461
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,773	5,097

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	USD781	$621
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	10,005	8,411
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,635	6,339
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,857	1,552
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	888	737
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	461	382
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	50	41
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	1,022	893
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	530	420
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,913	1,589
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,354	5,551
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,794	1,579
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)	7,969	6,317
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,359	1,871
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,383	1,165
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,159	1,013
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	810	644
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,102	915
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	1,886	1,495
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	4,134	3,433
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,642	2,205
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	487	405
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	482	402
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,961	3,484
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,634	1,296
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	828	658
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	977	811
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	403	335
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	230	192
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	171	142
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	62	52
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	596	541
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,322	1,843
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,812	1,439
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	918	727
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	854	677
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	493	391
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	170	135
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	808	672
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	728	607
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	70	58
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,264	1,004
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,714	1,423
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	563	469
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	223	185
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	124	103
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	120	100
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,683	1,401
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	380	315
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	42,415	36,791
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,623	3,139
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	180	189
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	881	731
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	475	395
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	190	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,318	3,745
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	2,045	2,015
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	89	71
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	193	161

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	USD560	$490
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	72	69
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	4,020	3,487
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	326	313
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	285	274
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	48	46
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,779	5,821
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	16,148	15,285
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,631	5,328
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	16,259	15,592
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,483	3,433
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,450	3,399
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	2,042	2,049
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	40	42
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	1,040	901
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	997	929
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	513	478
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,157	1,187
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	15,265	14,640
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	193	190
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	3,080	3,153
Freddie Mac Pool #SD8298 4.50% 2/1/2053 (a)	14,914	14,303
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,208	2,172
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	42,881	43,071
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	23,172	23,261
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	13,602	13,891
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,602	2,422
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,695	1,577
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	76	71
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,684	2,502
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	194	186
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,506	4,453
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	642	633
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	542	534
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	193	180
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	33	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	8,264	8,121
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	8,090	8,108
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,465	3,488
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,382	2,388
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	13,542	13,806
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	578	538
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,524	5,429
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	19,409	19,448
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	6,319	6,457
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,909	2,962
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	670	697
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	580	604
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	561	586
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	546	570
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	385	402
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	294	307
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	185	192
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	162	171
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,155	4,804
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	542	504
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	66	61

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	USD255	$251
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,500	7,511
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	584	586
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	8,188	8,374
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,936	2,992
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	476	443
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	396	369
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,310	2,318
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,156	2,164
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	2,033	2,039
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,343	1,348
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,434	4,526
Freddie Mac Pool #QH0851 6.00% 9/1/2053 (a)	13,728	13,973
Freddie Mac Pool #QH1296 6.00% 9/1/2053 (a)	13,376	13,621
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	10,892	11,101
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,428	1,461
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,074	1,101
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	54,078	55,892
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	802	790
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	14,446	14,706
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	3,680	3,806
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	601	591
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	18,116	18,178
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	2,186	2,226
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	12,641	13,150
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,751	1,818
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	5,293	5,402
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,812	2,886
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	644	668
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	187	174
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	770	771
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	11,117	11,305
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,713	4,796
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,599	3,672
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	194	197
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,842	5,028
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	410	410
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,559	2,578
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,857	1,862
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	8,058	8,235
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	5,285	5,411
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,208	4,313
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,997	2,050
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	166	169
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	23	23
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	6,363	6,624
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)	4,289	4,433
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,977	1,940
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	37,758	38,030
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,705	4,738
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	3,074	3,129
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	6,179	6,436
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,752	2,757
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	984	990
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	25,088	25,561
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	120	122
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,849	6,091
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	2,462	2,463
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,826	1,828
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	23,030	23,429

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	USD13,207	$13,581
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	3,096	3,154
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,714	2,765
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	237	243
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	35,128	36,307
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,575	2,682
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,048	2,015
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,454	1,429
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,313	1,290
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	9,466	9,627
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	5,050	5,147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,455	2,502
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	12,853	13,386
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	12,151	12,655
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,793	4,993
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	3,279	3,415
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	1,923	2,001
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	1,144	1,185
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	3,617	3,620
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,490	4,592
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	485	494
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	263	269
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	248	254
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	229	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	44	45
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	30	31
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,174	4,347
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,607	2,703
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,254	2,342
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	1,034	1,077
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,000	1,034
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4,203	4,206
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	147	150
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	5,516	5,715
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	149	154
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,311	4,012
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,829	4,624
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	7,307	7,167
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	13,366	13,376
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,082	11,107
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	3,287	3,343
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	6,877	6,751
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	274	274
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	14	14
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	283	288
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	780	808
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,412	1,413
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,759	5,866
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,350	2,412
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,643	1,683
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	593	603
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (a)	1,498	1,562
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,596	4,401
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	7,333	7,336

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	USD2,421	$2,461
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,756	1,796
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)	— (c)	— (c)
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	159	161
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	2,703	2,793
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	8,923	9,073
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	1,707	1,736
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)	483	500
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	197	193
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	1,595	1,621
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	883	865
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	12,865	12,872
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	224	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,861	1,892
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	37	38
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	94	99
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,461
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	84	74
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	77	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	5,688	5,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,400	1,339
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,792	7,495
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(d)	135	133
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)	27,314	27,358
Government National Mortgage Assn. 2.00% 8/1/2055 (a)(d)	6,176	5,014
Government National Mortgage Assn. 4.00% 8/1/2055 (a)(d)	108	100
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	9,290	8,762
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	25	25
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,865	3,756
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,606	7,891
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,930	1,574
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,347	2,728
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,742	6,471
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,839	2,377
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,751	2,300
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)	4,337	3,638
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	4,033	3,431
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,458	2,897
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	226	200
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	174	154
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,664	4,257
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,832	4,280
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,986	3,643
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	21,289	19,425
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,615	7,121
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,348	5,011
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,409	3,283
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	12,036	11,578
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	3,131	3,085
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,748	7,446
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,720	12,217
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,742	1,623
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	21,027	20,143
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	9,065	8,435
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	797	741
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,165	1,084
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	99	92
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,472	1,076
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)	5,845	5,342
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)	151,036	125,252

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	USD58,704	$52,860
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)	688	640
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(d)	580	568
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(d)	5,902	5,902
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)	1,301	1,322
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)	35,090	36,948
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(d)	18,486	14,644
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(d)	9,047	7,828
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(d)	1,456	1,354
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(d)	10,953	11,294
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(d)	30,276	31,760
		3,042,615

Commercial mortgage-backed securities 3.48%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (a)(b)(e)	11,443	11,524
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,381
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (a)(b)(e)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	732
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	536
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,697
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	953
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	266
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)	15,601	16,254
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,490
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	776
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	3,361	3,506
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,174	2,276
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)	8,867	9,248
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,907
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	7,780	8,129
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(b)(e)	8,476	8,540
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(b)(e)	14,268	14,228
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (a)(b)(e)	552	550
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(b)(e)	995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (a)(b)(e)	996	995
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.174% 11/15/2036 (a)(b)(e)	10,670	10,666
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(b)(e)	3,395	3,400
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (a)(b)(e)	1,981	1,981
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (a)(b)(e)	382	382
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (a)(b)(e)	259	259
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (a)(b)(e)	654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (a)(b)(e)	8,555	8,555
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.676% 11/15/2038 (a)(b)(e)	291	290
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (a)(b)(e)	86	86
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(b)(e)	129	129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(b)(e)	8,600	8,598
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(b)(e)	8,000	8,042
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(b)(e)	26,909	27,299
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (a)(b)(e)	5,461	5,449
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,682

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	USD610	$602
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(b)(e)	8,924	9,048
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	966	1,009
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (a)(e)	1,121	1,177
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(b)(e)	862	904
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	196
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (a)(b)(e)	564	564
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (a)(b)(e)	769	770
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(b)(e)	588	590
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	2,432	2,493
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(b)(e)	1,508	1,510
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,507
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	389
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	97
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,386
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(b)(e)	8,260	8,276
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(b)(e)	15,120	15,543
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(b)(e)	1,478	1,494
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(b)(e)	24,720	25,509
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (a)(b)(e)	28,416	28,334
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	240	233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,250
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,008
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (a)(b)(e)	13,405	13,400
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (a)(b)(e)	19	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	97	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	242
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	730	718
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (a)(b)(e)	3,848	3,848
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,571
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.352% 7/15/2036 (a)(b)(e)	800	799
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.506% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (a)(b)(e)	26,882	26,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (a)	1,132	1,129
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,515
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	5,667	5,941
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	202
		381,406

Collateralized mortgage-backed obligations (privately originated) 3.35%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,747	1,578
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	64	62
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	4,257	4,094
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,821	11,432

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	USD593	$556
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	243	237
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	675	619
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(e)	197	195
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	2,305	2,285
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	13,815	13,523
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	5,199	4,955
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	122	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	1,054	952
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.055% 5/25/2042 (a)(b)(e)	180	184
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(b)(e)	465	478
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (a)(b)(e)	2,374	2,425
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (a)(b)(e)	1,415	1,429
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (a)(b)(e)	731	735
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (a)(b)(e)	3,393	3,393
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (a)(b)(e)	507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (a)(b)(e)	354	354
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 2/25/2044 (a)(b)(e)	1,053	1,064
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (a)(b)(e)	2,713	2,713
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 9/25/2044 (a)(b)(e)	966	966
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (a)(b)(e)	1,584	1,591
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (a)(b)(e)	2,005	2,007
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (a)(b)(e)	5,202	5,209
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	6,774	6,791
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,700	1,385
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,872	1,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(b)(e)	132	135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(b)(e)	209	211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(b)(e)	1,519	1,601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(b)(e)	3,318	3,326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (a)(b)(e)	13,353	13,381
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(b)(e)	3,944	3,944
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(b)(e)	1,648	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(b)(e)	2,978	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	9,130	9,156
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	4,454	4,493

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	USD1,772	$1,607
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	694	677
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	4,556	4,388
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	15,394	15,497
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	638	643
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	621	622
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	1,921	1,919
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	2,027	1,847
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	23,624	23,561
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(b)(e)	2,453	2,418
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)	6,519	6,567
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (a)(b)(e)	1,880	1,878
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	3,385	3,411
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	7,224	7,304
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	7,021	7,087
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	17,725	17,931
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	5,192	5,176
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	19,510	19,630
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,303	1,156
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(e)	4,038	3,805
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,084	1,058
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	991
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,345	13,519
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	6,176	5,913
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (a)(b)(e)	6,368	6,410
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	7,476	6,786
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (a)(b)(e)	3,356	3,424
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,423	1,423
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,021	4,881
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	8,569	8,597
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,475	7,435
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,360	3,315
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	15,504	15,685
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	6,574	6,650
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	14,079	14,172
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	4,413	4,414
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	21,776	22,012
		368,056
Total mortgage-backed obligations		3,792,077
Corporate bonds, notes & loans 33.01%
Financials 11.08%
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,799
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,792
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,027
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,126
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(h)	7,652	7,595
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,690
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,058
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	539
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,708
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,102
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	USD604	608
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	359	391
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,634

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	USD4,927	$5,031
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,552
American International Group, Inc. 4.85% 5/7/2030	3,534	3,592
American International Group, Inc. 5.125% 3/27/2033	2,749	2,796
Aon Corp. 5.35% 2/28/2033	1,083	1,116
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,089
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,040
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,621
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,147
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,188
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,847
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,771
Banco Santander, SA 5.147% 8/18/2025	4,000	4,003
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	1,400	1,353
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,176
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,635
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,002
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	353
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,132
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	3,691	3,456
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	5,024	5,151
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	20,927	18,255
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	36,155	31,516
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (e)(f)	4,850	4,866
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	1,858	1,903
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	5,690	5,826
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034) (f)	2,378	2,409
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,412
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	2,074
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,605
Block, Inc. 2.75% 6/1/2026	1,975	1,935
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,752
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,332
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (e)(f)	4,117	4,266
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (e)(f)	4,729	4,691
BPCE SA 0.895% 12/14/2026	JPY100,000	691
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,165
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,297
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	1,285	1,323
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,914
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	3,814	3,885
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,617
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	10,005	10,512
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,326
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,088
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)	3,953	4,138
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,699
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	31,095	31,435
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (f)	2,430	2,430
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	527
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,282
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,045
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,535
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	470
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,005
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,485
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,745

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citibank, NA 5.803% 9/29/2028	USD4,100	$4,288
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,800
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	7,960
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	5,103	5,081
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	21,543	21,794
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	885
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,889
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	126
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,889
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	15,346	15,898
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	4,518	4,872
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,863
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,464
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,723
Corebridge Financial, Inc. 4.35% 4/5/2042	361	304
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,404
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)	2,990	2,889
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	2,975	2,965
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,281
Deutsche Bank AG 4.10% 1/13/2026	857	854
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	27,047	26,776
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,095
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	7,343	7,715
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	6,271	6,693
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	6,685	6,737
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	6,750	6,316
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (f)	3,235	2,965
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,184
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	1,200	1,170
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,158
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,943
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,999
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,435
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	489
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	1,990
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,863
Five Corners Funding Trust III 5.791% 2/15/2033 (e)	942	980
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	2,965
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	12,820
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,588
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,598
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,459
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,935
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	28,930	30,121
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	13,759	13,991
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	2,441	2,449
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	7,315	7,501
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	2,929	2,895
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	24,589	25,225
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,264
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,261
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,351
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,012
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,711
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,132
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	15,400	15,436

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	USD6,250	$6,170
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,949
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	5,100	5,727
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	677
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	316
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,431
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,196
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,734
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,783
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	11,932
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,730
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	10,922
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,573
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	4,720	4,838
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	641	556
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,679
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	17,099	17,407
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (f)	2,790	2,762
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	10,233	10,609
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	2,415	2,352
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	1,625	1,650
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	1,979	2,032
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	6,528	7,081
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)	6,357	6,715
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,286
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	246
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,987
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,544
MetLife, Inc. 3.60% 11/13/2025	3,490	3,481
MetLife, Inc. 5.375% 7/15/2033	1,279	1,332
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	871
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,089
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	629
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)	6,200	6,017
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)	2,225	2,149
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,468
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	773
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)	1,367	1,327
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	1,701	1,767
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	2,020	2,078
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	12,940
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	355
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,301
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,631

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	USD1,704	$1,708
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,782
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	3,031	2,594
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,593
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,108
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	14,060	14,438
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	9,846	10,207
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,834
MSCI, Inc. 3.25% 8/15/2033 (e)	695	610
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,587
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	2,170	2,210
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,132
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	725
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	203
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,760
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,759
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,716
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	660
Royal Bank of Canada 4.90% 1/12/2028	360	367
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,392
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,319
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,773
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	568
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (f)	1,640	1,577
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	2,579	2,635
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,451
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,067
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	393
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,453
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,146
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,389
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,636
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,592
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,794
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,800
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,657
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,530
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,129
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,518
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,804
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,799
UBS AG 7.50% 2/15/2028	2,445	2,638
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	10,990
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	6,623	6,407
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	17,490	17,966
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,017
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,438
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	1,392	1,204
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,546
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	4,038	3,524
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (e)(f)	5,000	6,184

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 4.625% 4/12/2027 (e)	USD1,395	$1,395
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	455
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,524
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,397
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	967
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,429
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	4,895	4,964
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,628
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	4,260	4,364
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,167
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,442
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	198	199
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	13,513	13,954
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,877
		1,215,226

Utilities 4.25%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	930
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,099
Alabama Power Co. 3.00% 3/15/2052	3,219	2,085
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	411	303
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	441
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,074
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	851
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,336
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,573
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,550
DTE Energy Co. 5.10% 3/1/2029	7,900	8,059
DTE Energy Co. 3.00% 3/1/2032	259	236
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	319
Duke Energy Florida, LLC 5.875% 11/15/2033	370	395
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,080
Duke Energy Florida, LLC 3.00% 12/15/2051	293	185
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,709
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,542
Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
Edison International 4.125% 3/15/2028	6,768	6,535
Edison International 6.95% 11/15/2029	1,575	1,638
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,474
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR2,800	3,214
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,780
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,866
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,292
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,496
Eversource Energy 5.00% 1/1/2027	3,415	3,447
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,701
FirstEnergy Corp. 2.65% 3/1/2030	16,560	15,212
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,197
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,668
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,600
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,938
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,201
Georgia Power Co. 4.95% 5/17/2033	1,845	1,860
Georgia Power Co. 5.25% 3/15/2034	3,200	3,265
Georgia Power Co. 3.70% 1/30/2050	190	142

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	USD525	$461
Monongahela Power Co. 3.55% 5/15/2027 (e)	1,700	1,676
NiSource, Inc. 5.40% 6/30/2033	650	665
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,283
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,709
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,919
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,876
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,415
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,356
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,858
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,617
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,759
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,824	13,412
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,394
Pacific Gas and Electric Co. 5.80% 5/15/2034	5,376	5,378
Pacific Gas and Electric Co. 5.70% 3/1/2035	14,434	14,312
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,405
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,458
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,149
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,188
PacifiCorp 5.30% 2/15/2031	603	621
PacifiCorp 5.45% 2/15/2034	8,920	9,051
PacifiCorp 3.30% 3/15/2051	325	212
PacifiCorp 2.90% 6/15/2052	586	347
PacifiCorp 5.35% 12/1/2053	3,678	3,310
PacifiCorp 5.50% 5/15/2054	8,738	8,046
PacifiCorp 5.80% 1/15/2055	7,735	7,411
PECO Energy Co. 5.25% 9/15/2054	1,775	1,685
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,798
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,237
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,484
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,178
Southern California Edison Co. 5.30% 3/1/2028	3,826	3,876
Southern California Edison Co. 4.20% 3/1/2029	8,211	8,042
Southern California Edison Co. 2.85% 8/1/2029	7,858	7,275
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,586
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,383
Southern California Edison Co. 5.45% 6/1/2031	9,875	10,055
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,043
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,812
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,644
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,288
Southern California Edison Co. 5.625% 2/1/2036	7,051	6,866
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,666
Southern California Edison Co. 2.95% 2/1/2051	706	414
Southern California Edison Co. 3.65% 6/1/2051	29	19
Southern California Edison Co. 5.90% 3/1/2055	1,661	1,521
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,481
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,343
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,234
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	451
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	772
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	230
Xcel Energy, Inc. 4.75% 3/21/2028	7,808	7,886
Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,747
Xcel Energy, Inc. 5.45% 8/15/2033	4,355	4,445
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,300
		466,306

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 4.14%
AbbVie, Inc. 5.05% 3/15/2034	USD18,501	$18,844
AbbVie, Inc. 5.35% 3/15/2044	800	785
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	534
Amgen, Inc. 5.507% 3/2/2026	725	725
Amgen, Inc. 5.15% 3/2/2028	5,326	5,444
Amgen, Inc. 4.05% 8/18/2029	7,429	7,345
Amgen, Inc. 2.45% 2/21/2030	5,131	4,700
Amgen, Inc. 5.25% 3/2/2030	2,854	2,942
Amgen, Inc. 4.20% 3/1/2033	8,502	8,164
Amgen, Inc. 5.25% 3/2/2033	20,793	21,300
Amgen, Inc. 4.875% 3/1/2053	3,360	2,937
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,062
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,406
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,688
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,134
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,242
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,234
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,602
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,866
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,535
Centene Corp. 4.25% 12/15/2027	14,860	14,644
Centene Corp. 2.45% 7/15/2028	12,410	11,533
Centene Corp. 4.625% 12/15/2029	14,945	14,546
Centene Corp. 3.375% 2/15/2030	15,718	14,488
Cigna Group (The) 5.125% 5/15/2031	2,095	2,156
Cigna Group (The) 5.25% 2/15/2034	3,745	3,806
CVS Health Corp. 5.125% 2/21/2030	1,720	1,752
CVS Health Corp. 5.25% 1/30/2031	960	982
CVS Health Corp. 5.55% 6/1/2031	3,707	3,852
CVS Health Corp. 5.25% 2/21/2033	2,122	2,137
CVS Health Corp. 5.70% 6/1/2034	7,706	7,938
CVS Health Corp. 5.625% 2/21/2053	40	37
CVS Health Corp. 5.875% 6/1/2053	4,897	4,682
CVS Health Corp. 6.05% 6/1/2054	1,995	1,957
CVS Health Corp. 6.00% 6/1/2063	1,344	1,286
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,356
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,660
Elevance Health, Inc. 4.55% 5/15/2052	271	222
Elevance Health, Inc. 5.125% 2/15/2053	784	701
Elevance Health, Inc. 5.70% 2/15/2055	995	965
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,641
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,962
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,457
HCA, Inc. 5.20% 6/1/2028	4,165	4,256
HCA, Inc. 2.375% 7/15/2031	2,233	1,944
HCA, Inc. 3.625% 3/15/2032	2,400	2,215
HCA, Inc. 4.625% 3/15/2052	226	182
Humana, Inc. 5.375% 4/15/2031	5,530	5,659
Humana, Inc. 5.55% 5/1/2035	1,735	1,745
Humana, Inc. 5.75% 4/15/2054	954	889
Johnson & Johnson 4.80% 6/1/2029	3,970	4,080
Johnson & Johnson 4.90% 6/1/2031	4,175	4,319
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,966
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,921
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,311
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,031

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	USD765	$757
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	302
Stryker Corp. 4.85% 2/10/2030	1,235	1,260
Stryker Corp. 5.20% 2/10/2035	1,110	1,132
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,080
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,874
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,460
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,063
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,327
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	741
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	37,896	27,295
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,408
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	401
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	417
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,935
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,602
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,125
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	956
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	772
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	380
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,165
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
Viatris, Inc. 4.00% 6/22/2050	3,750	2,500
		454,479

Consumer discretionary 3.71%
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	325
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,626
Amazon.com, Inc. 3.45% 4/13/2029	600	589
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
Amazon.com, Inc. 4.10% 4/13/2062	470	369
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (e)	255	247
Bath & Body Works, Inc. 6.875% 11/1/2035	14,740	15,308
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,059
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,259
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,213
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	794	802
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (e)	3,567	3,523
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (e)	1,320	1,339
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)	832	855
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	3,230	3,015
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)	565	578
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)	8,174	7,096
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (e)	430	437
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033 (e)	691	701
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (e)	246	247
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (e)	3,395	3,457
Ford Motor Co. 3.25% 2/12/2032	620	523
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	863
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	765
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	195
Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,675
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,479
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,171
Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,542
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	482
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,603

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD3,990	$3,853
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,842
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,284
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,099
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	969
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,756
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,639
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,312
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,266
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,953
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,070
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	714
General Motors Co. 6.125% 10/1/2025	13,888	13,913
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,517
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,420
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,000	10,126
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,129
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,216
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,905
Hanesbrands, Inc. 9.00% 2/15/2031 (e)	528	560
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,882
Home Depot, Inc. 4.75% 6/25/2029	1,849	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,626
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,809
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,644
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,147
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,662
Hyundai Capital America 1.80% 10/15/2025 (e)	13,274	13,164
Hyundai Capital America 6.25% 11/3/2025 (e)	825	828
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,897
Hyundai Capital America 5.50% 3/30/2026 (e)	705	709
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,259
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,024
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,784
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,672
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,176
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,419
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,551
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,038
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,444
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,622
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,545
Marriott International, Inc. 4.90% 4/15/2029	653	665
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,377
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,342
McDonald’s Corp. 4.95% 3/3/2035	786	786
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,991
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,133
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	245
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,275
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,737
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,636
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	727
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	683

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	USD1,635	$1,642
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,525
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	407
		407,376

Energy 2.63%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	282
APA Corp. 4.25% 1/15/2030 (e)	2,465	2,361
Apache Corp. 4.625% 11/15/2025	645	644
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	401
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,101
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	753
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,763
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,586
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,567
Cenovus Energy, Inc. 5.25% 6/15/2037	289	273
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,327
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	22,677
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	283
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,863
Diamondback Energy, Inc. 5.55% 4/1/2035	9,020	9,122
Ecopetrol SA 8.875% 1/13/2033	15,325	15,820
Energy Transfer, LP 5.25% 7/1/2029	979	1,003
Energy Transfer, LP 6.40% 12/1/2030	479	516
Eni SpA 5.50% 5/15/2034 (e)	359	362
Eni SpA 5.95% 5/15/2054 (e)	222	215
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,461
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,862
Equinor ASA 3.125% 4/6/2030	20,000	19,094
Equinor ASA 3.25% 11/18/2049	5,687	3,979
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,590
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,620
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	11,320	11,460
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,493
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,417
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,106
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,673
Oleoducto Central SA 4.00% 7/14/2027	350	341
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,998
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,143
Petroleos Mexicanos 6.875% 8/4/2026	2,965	2,968
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,562
Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,932
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,354
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,705
Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,793
Petroleos Mexicanos 5.95% 1/28/2031	4,681	4,236
Petroleos Mexicanos 6.70% 2/16/2032	15,755	14,652
Petroleos Mexicanos 6.50% 6/2/2041	645	480
Petroleos Mexicanos 6.375% 1/23/2045	259	184
Petroleos Mexicanos 6.75% 9/21/2047	4,589	3,327
Petroleos Mexicanos 6.35% 2/12/2048	352	245
Petroleos Mexicanos 7.69% 1/23/2050	5,874	4,624
Petroleos Mexicanos 6.95% 1/28/2060	6,406	4,607
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	6,770	6,362

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$354
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (e)	809	814
TotalEnergies Capital International SA 3.455% 2/19/2029	885	866
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,377
		288,794

Industrials 1.88%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	493
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041 (e)	730	550
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	565	398
Air Lease Corp. 2.875% 1/15/2026	10,172	10,070
Air Lease Corp. 2.20% 1/15/2027	4,341	4,204
Air Lease Corp. 5.20% 7/15/2031	3,650	3,732
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,214
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,570
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,230
BAE Systems PLC 5.30% 3/26/2034 (e)	570	583
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,085
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,630
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,294
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,646
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,337
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,457
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,861
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,594
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,812
Boeing Co. (The) 3.625% 2/1/2031	751	708
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,055
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,501
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,029
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	421
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,185
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,270
CSX Corp. 4.10% 11/15/2032	1,886	1,830
CSX Corp. 5.20% 11/15/2033	1,333	1,379
CSX Corp. 4.50% 11/15/2052	4,470	3,773
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	978	1,003
General Dynamics Corp. 3.75% 5/15/2028	479	477
General Dynamics Corp. 3.625% 4/1/2030	387	377
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,157
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,260
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,655
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,793
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,901
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,011
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,398
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	560
RTX Corp. 3.125% 5/4/2027	4,551	4,464
RTX Corp. 4.125% 11/16/2028	4,974	4,956
RTX Corp. 5.75% 1/15/2029	410	430
RTX Corp. 6.00% 3/15/2031	550	591
RTX Corp. 2.375% 3/15/2032	451	393
RTX Corp. 6.10% 3/15/2034	401	434
RTX Corp. 2.82% 9/1/2051	665	411
RTX Corp. 3.03% 3/15/2052	1,190	764
RTX Corp. 6.40% 3/15/2054	1,006	1,104

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	USD2,550	$2,254
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,156
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,150
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,109
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,067
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,733
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,141
Union Pacific Corp. 2.95% 3/10/2052	1,405	897
Union Pacific Corp. 5.60% 12/1/2054	470	468
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,502
Veralto Corp. 5.50% 9/18/2026	350	354
Veralto Corp. 5.35% 9/18/2028	2,450	2,526
Veralto Corp. 5.45% 9/18/2033	1,680	1,734
Waste Management, Inc. 1.50% 3/15/2031	419	358
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,200
		206,108

Communication services 1.64%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,453
AT&T, Inc. 1.65% 2/1/2028	4,700	4,410
AT&T, Inc. 4.30% 2/15/2030	15,940	15,893
AT&T, Inc. 2.55% 12/1/2033	12,748	10,673
AT&T, Inc. 5.40% 2/15/2034	442	455
AT&T, Inc. 4.50% 5/15/2035	174	166
CCO Holdings, LLC 5.125% 5/1/2027 (e)	4,800	4,788
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,201
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,452
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,424
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,403
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,550
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	4,111
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,679
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	4,223
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	905
Comcast Corp. 3.15% 2/15/2028	7,200	7,015
Comcast Corp. 4.55% 1/15/2029	1,610	1,628
Comcast Corp. 4.80% 5/15/2033	1,841	1,838
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,222
Comcast Corp. 5.50% 5/15/2064	250	233
Netflix, Inc. 4.90% 8/15/2034	645	658
Netflix, Inc. 5.40% 8/15/2054	127	125
News Corp. 5.125% 2/15/2032 (e)	1,300	1,273
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,470
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	649
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	10,674
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,350
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,950
T-Mobile USA, Inc. 4.95% 3/15/2028	705	717
T-Mobile USA, Inc. 4.80% 7/15/2028	175	177
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,764
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,372
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,378
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,070
T-Mobile USA, Inc. 5.05% 7/15/2033	832	838
T-Mobile USA, Inc. 5.75% 1/15/2034	730	765
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,538

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD920	$937
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,882
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,528
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,393
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,513
Verizon Communications, Inc. 3.55% 3/22/2051	625	447
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,983
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,379
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,051
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	84
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	419
		179,531

Consumer staples 1.54%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,582
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,349
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,683
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,125
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,227
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,383
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,661
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,102
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,069
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,389
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,458
BAT Capital Corp. 5.65% 3/16/2052	120	112
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,986
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,930
Campbell’s Co. (The) 5.20% 3/21/2029	726	744
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,384
Constellation Brands, Inc. 4.35% 5/9/2027	890	891
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,632
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,966
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,783
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,342
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	12,545	12,546
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,853
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,733
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,690
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	15,866
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,378
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,212
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,459
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,881
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,011
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,774
Philip Morris International, Inc. 4.75% 11/1/2031	830	837
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,699
Walmart, Inc. 4.10% 4/15/2033	1,206	1,178
Walmart, Inc. 4.50% 4/15/2053	1,416	1,241
		168,513

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027	USD1,375	$1,359
Boston Properties, LP 2.90% 3/15/2030	4,630	4,256
Boston Properties, LP 3.25% 1/30/2031	463	425
Boston Properties, LP 2.55% 4/1/2032	1,674	1,413
Boston Properties, LP 2.45% 10/1/2033	1,335	1,067
Boston Properties, LP 6.50% 1/15/2034	10,849	11,621
Boston Properties, LP 5.75% 1/15/2035	11,874	11,957
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,038
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,369
COPT Defense Properties, LP 2.90% 12/1/2033	564	464
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	350
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,924
Equinix, Inc. 2.90% 11/18/2026	2,762	2,708
Equinix, Inc. 3.20% 11/18/2029	887	842
Equinix, Inc. 3.90% 4/15/2032	1,155	1,094
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,152
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,743
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,626
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,895
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,009
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	666
Iron Mountain, Inc. 6.25% 1/15/2033 (e)	4,395	4,522
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,112
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,900
Prologis, LP 4.875% 6/15/2028	1,040	1,061
Prologis, LP 4.75% 6/15/2033	1,409	1,406
Prologis, LP 5.125% 1/15/2034	6,175	6,254
Prologis, LP 5.00% 3/15/2034	360	361
Prologis, LP 5.25% 6/15/2053	117	110
Service Properties Trust 3.95% 1/15/2028	1,710	1,581
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,266
VICI Properties, LP 4.75% 2/15/2028	6,844	6,884
		89,435

Information technology 0.77%
Analog Devices, Inc. 2.10% 10/1/2031	270	236
Analog Devices, Inc. 5.05% 4/1/2034	717	735
Analog Devices, Inc. 2.80% 10/1/2041	521	379
Broadcom Corp. 3.875% 1/15/2027	5,966	5,927
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,582
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	601
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,230
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,337
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	607
Broadcom, Inc. 3.469% 4/15/2034 (e)	11,652	10,413
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,051
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	715
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,796
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,020
Cisco Systems, Inc. 5.05% 2/26/2034	843	863
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,739
Cisco Systems, Inc. 5.30% 2/26/2054	784	761
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,315
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,421
Oracle Corp. 1.65% 3/25/2026	4,867	4,768
Oracle Corp. 4.80% 8/3/2028	615	625
Oracle Corp. 5.25% 2/3/2032	1,340	1,375
Oracle Corp. 5.50% 8/3/2035	2,374	2,428

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
ServiceNow, Inc. 1.40% 9/1/2030	USD726	$630
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,649
Synopsys, Inc. 5.70% 4/1/2055	8,055	8,015
		84,218

Materials 0.55%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,120
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	555
Celanese US Holdings, LLC 6.415% 7/15/2027	6,297	6,525
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,759
Celanese US Holdings, LLC 6.58% 7/15/2029	8,862	9,242
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,771
Celanese US Holdings, LLC 6.629% 7/15/2032	800	839
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,095
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	834	846
Dow Chemical Co. (The) 5.15% 2/15/2034	452	452
Dow Chemical Co. (The) 5.35% 3/15/2035	199	198
Dow Chemical Co. (The) 5.55% 11/30/2048	142	130
Dow Chemical Co. (The) 6.90% 5/15/2053	62	67
Dow Chemical Co. (The) 5.60% 2/15/2054	504	459
Methanex Corp. 5.125% 10/15/2027	510	509
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	217
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	425	409
OCI NV 6.70% 3/16/2033 (e)	950	1,052
POSCO 5.75% 1/17/2028 (e)	745	766
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,281
		60,433
Total corporate bonds, notes & loans		3,620,419
U.S. Treasury bonds & notes 19.60%
U.S. Treasury 18.98%
U.S. Treasury 3.00% 7/15/2025	97,643	97,593
U.S. Treasury 5.00% 9/30/2025	1,090	1,092
U.S. Treasury 5.00% 10/31/2025	27,980	28,042
U.S. Treasury 2.25% 11/15/2025	6,785	6,734
U.S. Treasury 4.25% 12/31/2025	4,994	4,995
U.S. Treasury 3.625% 5/15/2026	1,926	1,919
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,551
U.S. Treasury 4.625% 11/15/2026	3,589	3,625
U.S. Treasury 4.00% 1/15/2027	3,741	3,750
U.S. Treasury 1.875% 2/28/2027	4,000	3,877
U.S. Treasury 2.625% 5/31/2027	43,530	42,635
U.S. Treasury 3.875% 5/31/2027	29,928	30,048
U.S. Treasury 3.75% 6/30/2027	233,196	233,351
U.S. Treasury 2.25% 11/15/2027	105,830	102,343
U.S. Treasury 6.125% 11/15/2027	24,000	25,319
U.S. Treasury 1.125% 2/29/2028	9,895	9,253
U.S. Treasury 4.00% 2/29/2028	4,750	4,786
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 3.875% 6/15/2028	90,271	90,747
U.S. Treasury 1.00% 7/31/2028	5,630	5,190
U.S. Treasury 1.125% 8/31/2028	13,555	12,516
U.S. Treasury 5.25% 11/15/2028	5,700	5,973
U.S. Treasury 2.375% 5/15/2029	4,070	3,872

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 7/31/2029	USD334	$337
U.S. Treasury 3.875% 12/31/2029	44,049	44,235
U.S. Treasury 3.75% 5/31/2030	13,300	13,270
U.S. Treasury 4.00% 5/31/2030	23,286	24,077
U.S. Treasury 3.875% 6/30/2030	207,879	208,683
U.S. Treasury 4.125% 8/31/2030	11,215	11,377
U.S. Treasury 4.875% 10/31/2030	92,133	96,710
U.S. Treasury 4.125% 10/31/2031	1,408	1,423
U.S. Treasury 4.125% 11/30/2031	985	995
U.S. Treasury 4.00% 6/30/2032	39,211	39,233
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 3.875% 8/15/2034	6,145	6,000
U.S. Treasury 4.25% 5/15/2035 (i)	217,126	217,415
U.S. Treasury 4.25% 5/15/2039 (i)	125,497	122,211
U.S. Treasury 1.375% 11/15/2040	24,540	15,629
U.S. Treasury 1.875% 2/15/2041	24,272	16,696
U.S. Treasury 4.75% 2/15/2041	75,066	76,057
U.S. Treasury 2.00% 11/15/2041	57	39
U.S. Treasury 2.375% 2/15/2042	2,701	1,964
U.S. Treasury 3.25% 5/15/2042	10,848	8,972
U.S. Treasury 5.00% 5/15/2045	108,592	111,536
U.S. Treasury 3.00% 2/15/2049	124,633	91,812
U.S. Treasury 2.875% 5/15/2049	19,228	13,799
U.S. Treasury 2.875% 5/15/2052	990	697
U.S. Treasury 4.00% 11/15/2052	7,328	6,412
U.S. Treasury 4.125% 8/15/2053	213	190
U.S. Treasury 4.625% 2/15/2055 (i)	228,046	221,971
U.S. Treasury 4.75% 5/15/2055	2,905	2,888
		2,081,540

U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (j)	5,495	5,493
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (j)	6,045	5,977
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (j)	11,474	11,488
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (j)	5,974	6,073
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (j)	— (c)	— (c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (j)	2,337	1,852
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (j)	13,940	12,763
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (j)	24,528	23,721
		67,367
Total U.S. Treasury bonds & notes		2,148,907
Asset-backed obligations 5.42%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(e)	4	4
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,841
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	3,485	3,502
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)	200	200
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	2,787	2,789
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	431	434
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028 (a)(e)	1,843	1,846
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)	2,622	2,611
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)	396	394
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	581	575
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,562
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,926	4,986

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	USD13,550	$13,516
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(e)	2,563	2,557
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	2,427	2,400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	623	617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	1,279	1,271
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,347
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	515
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,795
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	5,541	5,594
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	208	203
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)	3,080	2,892
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	354	333
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	1,183	1,185
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	266	267
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	2,571	2,575
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	1,400	1,413
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	6,424	6,450
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	13,328	13,517
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)	27	27
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	388	391
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	65	63
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	177
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,731	12,661
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,358	4,964
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	597	561
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	196	189
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,497	18,303
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,907	1,765
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	3,327
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	328
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,994	5,770
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,785
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,984	15,034
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,572	6,618
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	622	630
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	1,556	1,568
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	817
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	6,872	6,882
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,538	1,432
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	3,114	2,902
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	285	261
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	1,237	1,241
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	1,076	1,077
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(e)	921	920
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1,107	1,108
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(e)	166	165
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)	819	832
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)	846	881
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	262	241
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	2,594	2,605
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	896
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	260	260
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	10,564	10,643

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	USD7,961	$8,088
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	4,046	4,075
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	1,218	1,199
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	34	34
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	3,989	4,012
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	418	421
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	774
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	470
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,105
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)	561	562
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	454	463
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	307	309
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	703	707
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,283
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,860
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,411	1,330
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	1,071	986
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	119	109
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,838	1,756
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,720	6,222
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,869	1,743
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,574	1,458
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (a)(e)	1,197	1,198
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)	1,079	1,080
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	1,053	1,056
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	519
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	2,399	2,398
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,521	1,536
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	457	457
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	434	436
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,929
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,806
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,173
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,616
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030 (a)(e)	948	977
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	334
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,122
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,097
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,209
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	824
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,057
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	190	191
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	9,124	9,145
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	139	140
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)	84	84
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)	296	297
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	438	440
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	993	997
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	775	776
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	618
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	861
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,375
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,300

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	USD714	$732
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	632
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	502
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	126
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	698	704
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	7,005	7,052
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(e)	8,461	8,466
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	7,140	7,186
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,609	1,449
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	940	842
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	598	541
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,380	3,163
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.404% 3/15/2057 (a)(b)(e)	16,395	16,301
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	165	154
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,818	2,652
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	6,417	6,005
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(b)(e)	2,117	2,107
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	47,836
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (a)(b)(e)	121	122
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	598	603
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	5,287	5,313
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,303
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	482	480
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	2,782	2,783
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	3,502	3,530
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)	1,721	1,720
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454% 8/16/2027 (a)(b)(e)	1,393	1,394
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,725
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,589
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028 (a)(e)	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,870	4,861
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	1,652	1,661
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027 (a)(e)	5,088	5,119
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051 (a)(b)(e)	179	179
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (a)	215	214
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	1,700	1,702
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (a)	512	510
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	585	586
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	630	630
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	709
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	4,791	4,803
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	2,182	2,198
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	558	562
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	368
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,186	2,050
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	403	375
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	646	663
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (a)(b)(e)	713	721
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,704	6,788
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,899	1,772
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,667	1,612
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	181	178
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	462	443
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	529	506

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	USD995	$961
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,950	1,838
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	792	760
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,532	1,433
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,739	4,364
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	265	244
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	4,000	3,736
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,293	3,096
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	99	89
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,680	7,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,674	2,445
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	260	236
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,003
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,466
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (a)(e)	206	206
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)	2,559	2,565
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	3,052	3,070
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	1,175	1,182
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,251
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,267
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)	12,088	12,160
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	9,695	9,747
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	273	274
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		594,080
Municipals 1.46%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,439

Illinois 1.30%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,815
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,386
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,457
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	103,195
		142,917

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,714

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,784

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,510	4,411
Total municipals		160,265
Bonds & notes of governments & government agencies outside the U.S. 1.06%
Chile (Republic of) 4.00% 1/31/2052	580	448

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 7.50% 2/2/2034	USD2,530	$2,522
Dominican Republic 5.95% 1/25/2027 (e)	8,100	8,190
Dominican Republic 7.05% 2/3/2031 (e)	680	714
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,114
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,071
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	30,443
Japan 3.10% 3/20/2065	JPY1,968,100	13,705
Japan, Series 86, 2.40% 3/20/2055	1,908,300	12,173
Paraguay (Republic of) 5.00% 4/15/2026	USD285	285
Poland (Republic of) 5.75% 11/16/2032	555	587
Poland (Republic of) 4.875% 10/4/2033	830	826
United Mexican States 6.00% 5/13/2030	2,960	3,067
United Mexican States 6.00% 5/7/2036	14,755	14,599
United Mexican States 6.875% 5/13/2037	3,200	3,345
United Mexican States 7.375% 5/13/2055	3,090	3,197
		116,286
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026	11,910	11,725
Total bonds, notes & other debt instruments (cost: $10,550,957,000)		10,443,759
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $9,000)		14
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)(l)	7,457,964	745,797
Total short-term securities (cost: $745,710,000)		745,797
Total investment securities 102.04% (cost: $11,296,676,000)		11,189,570
Other assets less liabilities (2.04)%		(224,007)
Net assets 100.00%		$10,965,563
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	33	8/1/2025	USD13,156	$(29)
30 Day Federal Funds Futures	Long	380	9/2/2025	151,569	(11)
3 Month SOFR Futures	Long	3,768	9/17/2025	901,164	(132)
3 Month SOFR Futures	Short	7,493	3/18/2026	(1,804,502)	(2,876)
2 Year U.S. Treasury Note Futures	Long	7,288	10/3/2025	1,516,075	3,980
5 Year U.S. Treasury Note Futures	Long	14,759	10/3/2025	1,608,731	16,573
10 Year Euro-Bund Futures	Short	399	9/10/2025	(61,171)	317
10 Year Japanese Government Bond Futures	Short	76	9/22/2025	(73,369)	(249)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year U.S. Treasury Note Futures	Long	5,413	9/30/2025	USD606,933	$11,168
10 Year Ultra U.S. Treasury Note Futures	Long	472	9/30/2025	53,933	986
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2025	1,963	55
30 Year Ultra U.S. Treasury Bond Futures	Long	2,688	9/30/2025	320,208	11,557
					$41,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	15,927	USD	18,685	HSBC Bank	7/1/2025	$78
USD	18,048	EUR	15,927	BNP Paribas	7/1/2025	(715)
BRL	24,015	USD	4,192	Citibank	7/14/2025	212
USD	39,177	EUR	34,264	BNP Paribas	7/15/2025	(1,228)
JPY	7,850,983	USD	54,424	Citibank	7/16/2025	200
JPY	1,271,230	USD	8,809	Goldman Sachs	7/16/2025	36
USD	7,336	EUR	6,377	Bank of America	7/16/2025	(185)
JPY	3,901,364	EUR	23,501	JPMorgan Chase	7/16/2025	(571)
USD	84,956	JPY	12,198,797	JPMorgan Chase	7/17/2025	71
JPY	1,414,255	USD	9,801	Goldman Sachs	7/17/2025	40
USD	8,718	JPY	1,259,985	JPMorgan Chase	7/17/2025	(49)
USD	11,977	JPY	1,738,295	UBS AG	7/28/2025	(135)
USD	18,735	EUR	15,927	HSBC Bank	8/11/2025	(81)
						$(2,327)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.4555%	Annual	SOFR	Annual	12/6/2025	USD35,525	$25	$—	$25
SOFR	Annual	4.186%	Annual	2/18/2027	USD30,500	(287)	—	(287)
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	211	—	211
SOFR	Annual	3.62%	Annual	6/30/2027	USD40,816	(163)	—	(163)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	770	—	770
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(401)	—	(401)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	44	—	44
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(12)	—	(12)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(18)	—	(18)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(23)	—	(23)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(69)	—	(69)

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	$(684)	$—	$(684)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(170)	—	(170)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(170)	—	(170)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(46)	—	(46)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(86)	—	(86)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(87)	—	(87)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(165)	—	(165)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(81)	—	(81)
SOFR	Annual	3.762%	Annual	4/30/2032	USD26,088	(412)	—	(412)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	18	—	18
SOFR	Annual	3.871%	Annual	3/4/2034	USD25,128	(459)	—	(459)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	396	—	396
						$(1,925)	$—	$(1,925)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,615	$—	$1,615
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	773	—	773
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	191	—	191
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	126	—	126
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	67	—	67
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	24	—	24
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	10	—	10
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(5)	—	(5)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(6)	—	(6)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(123)	—	(123)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(174)	—	(174)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(176)	—	(176)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(191)	—	(191)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(351)	—	(351)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(357)	—	(357)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(378)	—	(378)
							$1,045	$—	$1,045
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD94,715	$(7,109)	$(4,510)	$(2,599)

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 6/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD48,163	$1,065	$604	$461
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)	$730,121	$2,295,601	$2,279,811	$94	$(208)	$745,797	$16,350

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,833,396,000, which represented 16.72% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,595,000, which represented 0.07% of the net assets of the fund.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $79,661,000, which represented 0.73% of the net assets of the fund.
(j)	Index-linked bond whose principal amount moves with a government price index.
(k)	Rate represents the seven-day yield at 6/30/2025.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 96.14%	Principal amount (000)	Value (000)
Euros 22.44%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,053
Albania (Republic of) 4.75% 2/14/2035	2,290	2,700
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	653
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	126
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	680	813
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,887
American Tower Corp. 0.875% 5/21/2029	1,470	1,605
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,301
AT&T, Inc. 1.60% 5/19/2028	2,350	2,699
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,218
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,126
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	892
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	6,058
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,353
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	1,019
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	2,730	2,104
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	923
BPCE SA 4.50% 1/13/2033	1,400	1,742
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,115
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	4,980	5,840
Coca-Cola Co. 3.375% 8/15/2037	155	179
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,365
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,160
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,422
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,316
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	302
Egypt (Arab Republic of) 5.625% 4/16/2030	300	327
Electricite de France SA 4.25% 1/25/2032	1,300	1,605
Electricite de France SA 4.00% 5/7/2037	500	587
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	1,400	1,607
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,558
Enel Finance International NV 4.00% 2/20/2031	465	572
Engie SA 3.875% 1/6/2031	1,000	1,226
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	1,375	1,605
Equinor ASA 1.375% 5/22/2032	3,650	3,850
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)	1,540	2,084
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029) (a)	475	602
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	308
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,543
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,592
European Investment Bank 0.25% 1/20/2032	2,075	2,100
European Investment Bank 1.50% 6/15/2032	1,000	1,093
European Investment Bank 2.875% 1/12/2033	4,500	5,359
European Investment Bank 2.875% 1/15/2035	395	465
European Union 0.25% 10/22/2026	610	703
European Union 2.875% 12/6/2027	1,060	1,272
European Union 2.875% 10/5/2029	170	204
European Union 3.125% 12/4/2030	190	231
European Union 0% 7/4/2031	705	712
European Union 3.25% 7/4/2034	380	458
European Union 0% 7/4/2035	220	192
European Union 3.75% 10/12/2045	425	502
European Union 0.70% 7/6/2051	3,000	1,785

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
European Union 3.375% 10/5/2054	EUR540	$580
Finland (Republic of) 3.00% 9/15/2033	2,370	2,827
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,132
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,139
French Republic O.A.T. 0% 11/25/2030	19,550	20,032
French Republic O.A.T. 0% 5/25/2032	2,120	2,055
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,506
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,260
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,134
French Republic O.A.T. 0.50% 5/25/2040	600	454
French Republic O.A.T. 0.75% 5/25/2052	360	202
French Republic O.A.T. 3.75% 5/25/2056	810	902
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,654
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,579
Germany (Federal Republic of) 0% 2/15/2030	16,885	18,062
Germany (Federal Republic of) 2.50% 2/15/2035	13,725	16,037
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,232
Germany (Federal Republic of) 0% 8/15/2050	1,200	669
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	758
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	772
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,094
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,995
Greece (Hellenic Republic of) 3.375% 6/15/2034	5,870	7,030
Greece (Hellenic Republic of) 3.625% 6/15/2035	4,385	5,309
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	752
Grifols SA 7.50% 5/1/2030	100	124
Hungary (Republic of), Series Y, 4.50% 6/16/2034	380	452
Hungary (Republic of), Series Y, 4.875% 3/22/2040	305	352
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,578
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,091
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,268
Ireland (Republic of) 3.15% 10/18/2055	755	828
Italy (Republic of) 1.85% 7/1/2025	17,700	20,850
Italy (Republic of) 3.10% 8/28/2026	3,425	4,085
Italy (Republic of) 1.10% 4/1/2027	2,565	2,976
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,606
Italy (Republic of) 4.20% 3/1/2034	1,430	1,806
Italy (Republic of) 3.65% 8/1/2035	4,595	5,512
Italy (Republic of) 3.85% 10/1/2040	2,530	2,969
Italy (Republic of) 4.30% 10/1/2054	4,245	5,016
Johnson & Johnson 3.35% 2/26/2037	360	421
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,425
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,941
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	121
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,820
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,280
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	590	705
MPT Finance Corp. 7.00% 2/15/2032	100	121
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	660	877
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,977
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	210
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,939
Philip Morris International, Inc. 2.75% 6/6/2029	770	901
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	419
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	912
Portugal (Republic of) 0.475% 10/18/2030	350	374
Portugal (Republic of) 2.875% 10/20/2034	1,960	2,295
Portugal (Republic of) 3.00% 6/15/2035	2,870	3,370
Portugal (Republic of) 3.50% 6/18/2038	3,140	3,771

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of) 3.375% 6/15/2040	EUR715	$832
Province of Ontario 3.25% 7/3/2035	1,120	1,318
Prysmian SpA 3.875% 11/28/2031	435	523
Quebec (Province of) 0.25% 5/5/2031	920	940
Quebec (Province of) 0.50% 1/25/2032	1,155	1,170
Quebec (Province of) 3.35% 7/23/2039	2,525	2,911
Queensland Treasury Corp. 3.25% 5/21/2035	360	424
Romania 2.125% 3/7/2028	1,440	1,642
Romania 3.75% 2/7/2034	530	534
Romania 6.00% 9/24/2044	745	808
Senegal (Republic of) 5.375% 6/8/2037	2,250	1,641
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	572
Shell International Finance BV 1.50% 4/7/2028	2,000	2,308
Slovak Republic, Series 250, 3.75% 3/6/2034	640	780
Spain (Kingdom of) 0% 1/31/2028	900	1,006
Spain (Kingdom of) 1.40% 7/30/2028	7,510	8,648
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,158
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,427
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,283
Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,367
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,138
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,367
Spain (Kingdom of) 3.45% 10/31/2034	500	605
Spain (Kingdom of) 3.20% 10/31/2035	1,795	2,109
Spain (Kingdom of) 1.90% 10/31/2052	1,010	788
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	230
Stryker Corp. 1.00% 12/3/2031	450	465
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,991
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,073
Verallia SAS 3.875% 11/4/2032	4,500	5,287
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,941
		330,337

Japanese yen 8.79%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	691
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,759
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	2,060
Japan, Series 352, 0.10% 9/20/2028	314,350	2,134
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,907
Japan, Series 116, 2.20% 3/20/2030	576,100	4,226
Japan, Series 362, 0.10% 3/20/2031	514,000	3,386
Japan, Series 374, 0.80% 3/20/2034	68,200	454
Japan, Series 152, 1.20% 3/20/2035	1,239,550	8,430
Japan, Series 21, 2.30% 12/20/2035	720,000	5,379
Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,972
Japan, Series 173, 0.40% 6/20/2040	270,900	1,491
Japan, Series 179, 0.50% 12/20/2041	196,950	1,056
Japan, Series 182, 1.10% 9/20/2042	619,850	3,629
Japan, Series 186, 1.50% 9/20/2043	1,341,900	8,257
Japan, Series 188, 1.60% 3/20/2044	69,000	429
Japan, Series 192, 2.40% 3/20/2045	6,359,250	44,483
Japan, Series 53, 0.60% 12/20/2046	781,600	3,774
Japan, Series 37, 0.60% 6/20/2050	694,500	3,043
Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,765
Japan, Series 74, 1.00% 3/20/2052	246,100	1,150
Japan, Series 76, 1.40% 9/20/2052	5,800	30
Japan, Series 77, 1.60% 12/20/2052	53,250	288

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Japanese yen (continued)
Japan, Series 79, 1.20% 6/20/2053	JPY612,200	$2,959
Japan, Series 81, 1.60% 12/20/2053	168,700	898
Japan, Series 84, 2.10% 9/20/2054	455,100	2,714
		129,364

British pounds 4.59%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,115
Electricite de France SA 5.50% 3/27/2037	900	1,176
KfW 1.125% 7/4/2025	1,165	1,599
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,075
Quebec (Province of) 2.25% 9/15/2026	1,870	2,511
United Kingdom 0.125% 1/30/2026	425	573
United Kingdom 4.25% 12/7/2027	3,785	5,269
United Kingdom 1.625% 10/22/2028	3,690	4,746
United Kingdom 4.125% 7/22/2029	2,015	2,792
United Kingdom 4.75% 12/7/2030	4,770	6,821
United Kingdom 0.25% 7/31/2031	12,845	14,143
United Kingdom 1.00% 1/31/2032	7,120	8,046
United Kingdom 4.25% 6/7/2032	1,310	1,814
United Kingdom 3.25% 1/31/2033	1,090	1,400
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,113
United Kingdom 3.75% 10/22/2053	1,870	1,993
United Kingdom 4.375% 7/31/2054	5,570	6,625
United Kingdom 2.50% 7/22/2065	3,313	2,523
		67,533

Brazilian reais 2.64%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL33,688	5,692
Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	18,323
Brazil (Federative Republic of) 10.00% 1/1/2035	58,289	8,856
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,126	355
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	26,763	4,382
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	7,920	1,278
		38,886

Canadian dollars 2.06%
Canada (Government) 3.50% 3/1/2028	CAD25,228	18,927
Canada (Government) 1.50% 12/1/2031	5,690	3,811
Canada (Government) 3.25% 12/1/2033	7,330	5,412
Canada (Government) 2.75% 12/1/2048	3,500	2,246
		30,396

Australian dollars 2.06%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,123
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,226
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,841
New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,219
New South Wales Treasury Corp. 4.75% 9/20/2035	3,115	2,037
New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,231
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,621
		30,298

South Korean won 1.71%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,394

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Korean won (continued)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	$3,816
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	3,021
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,987
		25,218

Chinese yuan renminbi 1.63%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	912
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	173
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	33,900	4,715
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,381
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,033
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	148
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	826
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	835
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	894
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	4,011
		23,928

Malaysian ringgits 1.55%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR26,902	6,544
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,517
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,523
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	636
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,283
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	8,920
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	344
		22,767

Mexican pesos 1.12%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	765
America Movil, SAB de CV, 9.50% 1/27/2031	29,290	1,566
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,034
United Mexican States, Series M, 7.75% 11/13/2042	83,507	3,691
United Mexican States, Series M, 8.00% 11/7/2047	7,830	347
United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,719
United Mexican States, Series S, 4.00% 10/29/2054 (c)	7,738	357
		16,479

Indian rupees 1.07%
Asian Development Bank 6.72% 2/8/2028	INR144,700	1,705
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	396
European Bank for Reconstruction and Development 6.75% 1/13/2032	650,500	7,668
European Investment Bank 6.95% 3/1/2029	46,200	546
European Investment Bank 7.40% 10/23/2033	155,800	1,915
Inter-American Development Bank 7.00% 1/25/2029	18,000	213
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,484
Korea Development Bank 6.75% 7/1/2030	73,000	844
		15,703

Indonesian rupiah 0.66%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,410
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,556,000	96
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	63,512,000	3,932
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,748

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indonesian rupiah (continued)
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR2,930,000	$186
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,810
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	6,937,000	475
		9,657

Norwegian kroner 0.45%
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	192
Norway (Kingdom of) 2.125% 5/18/2032	6,615	593
Norway (Kingdom of) 3.75% 6/12/2035	59,865	5,913
		6,698

South African rand 0.45%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	467
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	114,250	6,170
		6,637

Danish kroner 0.44%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK48,108	6,238
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,503	308
		6,546

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,255
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,685
		3,940

Chilean pesos 0.19%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP903,263	971
Chile (Republic of) 5.00% 10/1/2028	955,000	1,025
Chile (Republic of) 6.00% 4/1/2033	675,000	743
		2,739

Turkish lira 0.13%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY73,785	1,738
Turkey (Republic of) 17.80% 7/13/2033	12,175	204
		1,942

Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	1,052

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	851

U.S. dollars 43.76%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	202
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,842
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,231
AbbVie, Inc. 5.50% 3/15/2064	150	146
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	694

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	USD102	$102
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034 (e)	1,345	1,315
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,049
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	528	524
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	660	465
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	165
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (e)	68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,214
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,080
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	205
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)	75	72
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (g)(h)	65	66
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (d)(e)(h)	553	553
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	290	290
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	186
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	66
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	72
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	292
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	209
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,805
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
Amer Sports Co. 6.75% 2/16/2031 (e)	35	36
American Electric Power Co., Inc. 1.00% 11/1/2025	250	247
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,071
Amgen, Inc. 2.20% 2/21/2027	445	431
Amgen, Inc. 5.25% 3/2/2030	981	1,011
Amgen, Inc. 5.25% 3/2/2033	2,687	2,752
Amgen, Inc. 5.65% 3/2/2053	1,284	1,255
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	135	131
Angola (Republic of) 9.50% 11/12/2025	4,225	4,245
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	97
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	94
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.941% 9/1/2027 (g)(h)	95	86
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	994	1,006
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(e)	559	570
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (g)(h)	145	145
Aramark Services, Inc. 5.00% 2/1/2028 (e)	110	110
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	248
Aretec Group, Inc. 10.00% 8/15/2030 (e)	50	55
Artera Services, LLC 8.50% 2/15/2031 (e)	45	38
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (e)	55	52
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
AssuredPartners, Inc. 5.625% 1/15/2029 (e)	190	190
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (g)(h)	30	30
AT&T, Inc. 3.50% 9/15/2053	2,070	1,402
ATI, Inc. 7.25% 8/15/2030	60	63
Atkore, Inc. 4.25% 6/1/2031 (e)	25	23
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	116
Avient Corp. 6.25% 11/1/2031 (e)	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,831
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,036
B&G Foods, Inc. 5.25% 9/15/2027	210	191

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (e)	USD25	$24
BAE Systems PLC 5.30% 3/26/2034 (e)	865	885
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	235
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	979
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	423
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,522
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (a)	1,535	1,579
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (a)	640	639
BAT Capital Corp. 3.215% 9/6/2026	955	942
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,600
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	124
Bath & Body Works, Inc. 6.875% 11/1/2035	75	78
Bausch Health Americas, Inc. 9.25% 4/1/2026 (e)	80	80
Baytex Energy Corp. 7.375% 3/15/2032 (e)	85	81
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	1,360	1,439
Becton, Dickinson and Co. 4.298% 8/22/2032	320	311
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)	2,595	2,467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	395
Block, Inc. 6.50% 5/15/2032	240	248
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,112
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	885
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	649
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,143
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,496
Boeing Co. (The) 3.625% 2/1/2031	718	677
Boeing Co. (The) 6.388% 5/1/2031	723	777
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	48
Boeing Co. (The) 6.858% 5/1/2054	526	576
Bombardier, Inc. 7.125% 6/15/2026 (e)	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	289	264
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	104
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(e)	3,520	3,698
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,362
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,129	1,863
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	459
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,599	1,609
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,972
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,148
British Columbia (Province of) 4.20% 7/6/2033	70	68
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	247
Broadcom, Inc. 3.469% 4/15/2034 (e)	746	667
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	156
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	28	29
Brown & Brown, Inc. 6.25% 6/23/2055	48	50
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (e)	1,341	1,383
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	230
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	169
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(e)(h)	1,269	1,266
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
Caesars Entertainment, Inc. 4.625% 10/15/2029 (e)	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	USD1,633	$1,689
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(e)	200	220
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(e)	200	209
California Resources Corp. 7.125% 2/1/2026 (e)	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	254
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	714
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	84
Carnival Corp. 6.00% 5/1/2029 (e)	100	101
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	163	164
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	596
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	111	110
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	834	847
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	131
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	229
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	145
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	134
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	49
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	102
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,601
Charter Communications Operating, LLC 4.80% 3/1/2050	384	307
Charter Communications Operating, LLC 3.70% 4/1/2051	188	125
Charter Communications Operating, LLC 3.90% 6/1/2052	458	315
Charter Communications Operating, LLC 5.25% 4/1/2053	17	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,110
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	194
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	368
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,014
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	843
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,282
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	436
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	91
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	15
Clarios Global, LP 8.50% 5/15/2027 (e)	90	91
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	99
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	64
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	237
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (g)(h)	252	252
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,185
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	114
Coca-Cola Co. 4.65% 8/14/2034	336	338
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	343
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,471
Colombia (Republic of) 8.00% 11/14/2035	445	448
Comcast Corp. 4.80% 5/15/2033	4,100	4,093
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	192	173
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	65	55
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	201

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(e)(h)	USD1,208	$1,234
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (d)(e)(h)	804	850
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(e)(h)	658	665
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.405% 6/25/2043 (d)(e)(h)	305	319
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(e)(h)	461	464
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(e)(h)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(e)(h)	1,148	1,156
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(e)(h)	259	259
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(e)(h)	671	671
ConocoPhillips Co. 5.50% 1/15/2055	3,050	2,897
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	204
Constellium SE 3.75% 4/15/2029 (e)	125	118
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,073
Corebridge Financial, Inc. 3.90% 4/5/2032	748	703
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	367
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (g)(h)	65	63
CoreWeave, Inc. 9.25% 6/1/2030 (e)	50	51
Coronado Finance Pty, Ltd. 9.25% 10/1/2029 (e)	125	93
Coty, Inc. 5.00% 4/15/2026 (e)	36	36
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 6.625% 7/15/2030 (e)	95	97
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	69
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	178	186
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	161
Crown Castle, Inc. 2.50% 7/15/2031	767	670
CSX Corp. 3.80% 4/15/2050	75	57
CVR Partners, LP 6.125% 6/15/2028 (e)	65	65
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	41
Deluxe Corp. 8.00% 6/1/2029 (e)	20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (a)	850	841
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,126
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,161
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	50	50
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (g)(h)	13	13
DISH Network Corp. 11.75% 11/15/2027 (e)	296	305
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	23	24
EchoStar Corp. 10.75% 11/30/2029	30	31
Edison International 5.25% 11/15/2028	1,862	1,844
Edison International 5.45% 6/15/2029	75	74
Edison International 6.95% 11/15/2029	350	364
Edison International 6.25% 3/15/2030	1,510	1,534
Edison International 5.25% 3/15/2032	705	669
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (a)	100	87
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,553
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	466
Electricite de France SA 5.65% 4/22/2029 (e)	800	830
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	339

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Element Solutions, Inc. 3.875% 9/1/2028 (e)	USD105	$102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (g)(h)	25	26
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (e)	30	33
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (g)(h)	84	84
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,212
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,146
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,983
Entergy Corp. 0.90% 9/15/2025	750	744
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	167
Enviri Corp. 5.75% 7/31/2027 (e)	145	143
EQT Corp. 6.375% 4/1/2029 (e)	20	21
EQT Corp. 7.50% 6/1/2030 (e)	45	49
Equinix, Inc. 1.80% 7/15/2027	1,145	1,092
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	871	885
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	1,348	1,358
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	95
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 6.25% 4/15/2029 (e)	75	77
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	62	62
Expand Energy Corp. 5.875% 2/1/2029 (e)	46	46
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	55
Expand Energy Corp. 4.75% 2/1/2032	15	15
Expand Energy Corp. 4.875% 4/15/2032 (j)	915	4
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,461
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	126
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	75	80
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	127	124
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (d)	1,635	1,417
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	248	206
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,414	1,124
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,380	1,097
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,437	2,727
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,987	3,824
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	51	50
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,692	1,623
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	93	93
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	203	205
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	882	903
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	20	19
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	4,375	4,302
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	532	532
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	16	16
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	58	58
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	420	413
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	218	219
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,535	1,539
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	839	840
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,839	1,872
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	435	435
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	2,183	2,223
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	220	220
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	457	457

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	USD277	$282
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	320	321
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	578	588
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,639	1,647
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	1,581	1,618
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	944	961
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	646	661
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	219	223
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	196	202
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	4,031	4,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	3,341	3,344
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,039	1,040
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,514	1,540
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	1,306	1,329
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	838	853
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	586	596
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	570	582
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	420	431
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	318	326
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	177	181
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	17	17
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (d)	43	46
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	393	395
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	823	838
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	496	508
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	340	346
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	246	251
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	202	207
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	195	199
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	189	192
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	163	166
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	94	96
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	74	76
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	68	69
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	66	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	38	39
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	2,116	2,118
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	462	472
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,812	1,777
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	124	124
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	48	47
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	3,825	3,828
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)	707	731
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	612	585
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	4,644	4,647
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	104	105
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	644	616
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	461	469
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	350	343
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	202	206
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,624	1,593
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	324	325
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	1	2
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	371	364
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(h)	330	294
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	159
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	95	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	2	2

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	USD45	$42
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,744
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(e)(h)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	30
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,192
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	298
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	193
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	208
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,007
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	114
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	256
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,617
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	2,088	1,797
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	195	190
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	605	480
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	911	898
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	372	357
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	3,297	3,249
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,788	2,674
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	5,529	5,434
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	259	260
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	695	697
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	173	177
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	58	59
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	2,668	2,672
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	1,592	1,620
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	29,450	28,942
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	11,000	11,029
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	126	131
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	194	194
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,786	1,818
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	927	863
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	1,449	1,450
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	103	105
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	126	129
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (d)	25	26
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	271	266
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,756	14,781
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	822	826
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	977	995
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,054	1,055
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	522	523
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,540	1,567
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	1,259	1,294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	869	886
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	538	551
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	346	352
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	228	232
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	185	189
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	6,026	6,045
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	3,860	3,874
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,455	3,462
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	633	637
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	310	317
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	29	29
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	543	565
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	2,317	2,319

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	USD666	$668
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,084	1,104
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	592	606
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	560	574
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	514	528
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	331	337
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	443	444
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	426	408
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,156	1,157
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	523	513
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	340	340
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	13	13
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	58	59
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	152	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	627	637
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	322	315
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	166	169
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	449	441
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	746	746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (d)(e)(h)	441	455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)	282	282
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (e)	2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	104
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (e)	27	29
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	497	438
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	1,150	1,160
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	389
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,389
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,141
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (g)(h)	55	54
Global Auto Holdings PLC 11.50% 8/15/2029 (e)	200	196
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,043
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (a)	732	751
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (d)	3,561	2,987
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	1,756	1,634
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (d)	185	172
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (d)	225	209
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (d)	10	9
Government National Mortgage Assn. 6.50% 7/1/2055 (d)(k)	1,708	1,754
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	754	551
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	659
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,514	1,488
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,665
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	111
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	650
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031 (e)	115	114
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (g)(h)	56	57
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(e)(h)	USD1,066	$1,068
HCA, Inc. 5.625% 9/1/2028	120	124
HealthEquity, Inc. 4.50% 10/1/2029 (e)	80	78
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	200	206
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,194
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	25
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	108
Honduras (Republic of) 6.25% 1/19/2027	653	654
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	1,949	2,004
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	174
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	186
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	111
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	209
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (a)	4,172	4,168
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,707
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,238
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,289
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(e)(h)	396	400
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	136
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (g)(h)	3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	2,712	2,799
Hungary (Republic of) 6.00% 9/26/2035 (e)	325	327
Hungary (Republic of) 5.50% 3/26/2036 (e)	290	280
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/15/2029 (g)(h)	54	55
Hyatt Hotels Corp. 5.75% 3/30/2032	16	16
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,306
Hyundai Capital America 1.65% 9/17/2026 (e)	269	260
Hyundai Capital America 2.00% 6/15/2028 (e)	600	555
Hyundai Capital America 6.50% 1/16/2029 (e)	132	139
Icahn Enterprises, LP 9.75% 1/15/2029	65	63
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	509
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	121
Insulet Corp. 6.50% 4/1/2033 (e)	7	7
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (e)	130	133
Intesa Sanpaolo SpA 7.00% 11/21/2025 (e)	225	227
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(e)(h)	3,679	3,668
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	206
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	83
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	5	5
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	5	5
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,218
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	536	556
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	732
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (g)(h)	75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (g)(h)	50	50
KB Home 6.875% 6/15/2027	50	52
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	19
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	225

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (e)	USD15	$16
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,304
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,277
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	231
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(e)(h)	1,243	1,243
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (d)(e)	273	274
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	199
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	111
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	43
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)	530	532
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	105
LGI Homes, Inc. 8.75% 12/15/2028 (e)	155	161
Light and Wonder International, Inc. 7.00% 5/15/2028 (e)	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027 (e)	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	129
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,827
Lockheed Martin Corp. 5.20% 2/15/2064	309	286
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	135	129
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	89
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (d)(e)(h)	563	564
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(e)(h)	2,788	2,776
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,965
Mars, Inc. 5.00% 3/1/2032 (e)	1,450	1,470
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,493
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	284
Mastercard, Inc. 2.00% 11/18/2031	600	523
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
McDonald’s Corp. 4.95% 3/3/2035	476	476
Medline Borrower, LP 5.25% 10/1/2029 (e)	40	40
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (g)(h)	49	49
MEG Energy Corp. 5.875% 2/1/2029 (e)	30	30
Meituan 2.125% 10/28/2025	1,730	1,716
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (e)	1,528	1,527
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	873	872
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,352	1,361
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	720
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (e)	30	30
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	156
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	87
Minerva Luxembourg SA 8.875% 9/13/2033	1,086	1,174
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	543
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(e)	1,136	1,137
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	78
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	USD115	$117
Moog, Inc. 4.25% 12/9/2027 (e)	120	117
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,708
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,226
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	194
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056 (d)(h)	336	360
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(e)(h)	493	498
Murphy Oil Corp. 6.00% 10/1/2032	25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
MV24 Capital BV 6.748% 6/1/2034	1,025	995
Nabors Industries, Inc. 7.375% 5/15/2027 (e)	55	54
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	153
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,294
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030 (e)	135	137
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	57
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.030% 4/16/2029 (g)(h)	21	21
NCR Voyix Corp. 5.125% 4/15/2029 (e)	38	37
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,332
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,511
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	547	506
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	32
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	161
NFE Financing, LLC 12.00% 11/15/2029 (e)	709	323
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	70
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	662	663
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (e)	150	151
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	97
Novelis Corp. 4.75% 1/30/2030 (e)	80	77
Novelis Corp. 3.875% 8/15/2031 (e)	20	18
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
OCP SA 3.75% 6/23/2031	500	449
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122
OneMain Finance Corp. 7.125% 9/15/2032	25	26
ONEOK, Inc. 5.80% 11/1/2030	69	72
ONEOK, Inc. 6.05% 9/1/2033	514	540
ONEOK, Inc. 6.625% 9/1/2053	290	302
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	36
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(d)(e)	770	776
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,494	1,510
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,573	2,589
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,624	2,635
Open Text Corp. 3.875% 2/15/2028 (e)	25	24
Option Care Health, Inc. 4.375% 10/31/2029 (e)	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,286
Oracle Corp. 3.25% 11/15/2027	1,880	1,838
Oracle Corp. 3.95% 3/25/2051	22	16
Orange 9.00% 3/1/2031 (a)	2,434	2,958
Osaic Holdings, Inc. 10.75% 8/1/2027 (e)	256	257
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	38
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,972
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	539
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,569

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD4,525	$3,241
PacifiCorp 3.30% 3/15/2051	150	98
PacifiCorp 2.90% 6/15/2052	280	166
PacifiCorp 5.35% 12/1/2053	525	472
PacifiCorp 5.50% 5/15/2054	980	902
PacifiCorp 5.80% 1/15/2055	500	479
Panama (Republic of) 3.75% 4/17/2026	465	459
Panama (Republic of) 7.50% 3/1/2031	415	443
Panama (Republic of) 6.40% 2/14/2035	850	830
Panama (Republic of) 8.00% 3/1/2038	755	811
Panama (Republic of) 7.875% 3/1/2057	2,015	2,055
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (e)(f)(i)(j)	2	— (l)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,063
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	107
Petroleos Mexicanos 6.875% 10/16/2025	946	946
Petroleos Mexicanos 6.875% 8/4/2026	638	639
Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,972
Petroleos Mexicanos 6.50% 3/13/2027	6,200	6,161
Petroleos Mexicanos 6.84% 1/23/2030	8,494	8,211
Petroleos Mexicanos 5.95% 1/28/2031	65	59
Petroleos Mexicanos 6.70% 2/16/2032	779	724
Petroleos Mexicanos 6.95% 1/28/2060	55	40
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	912
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,122
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	229
PG&E Corp. 5.25% 7/1/2030	175	167
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	138
Philip Morris International, Inc. 5.125% 11/17/2027	315	321
Philip Morris International, Inc. 2.10% 5/1/2030	634	571
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,644
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,428
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	390
POSCO Holdings, Inc. 4.875% 1/23/2027 (e)	510	512
Post Holdings, Inc. 5.50% 12/15/2029 (e)	80	80
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	427
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	111
Procter & Gamble Co. 3.00% 3/25/2030	338	323
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	833	798
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,633
PT Freeport Indonesia 5.315% 4/14/2032	449	450
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (g)(h)	15	15
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	282	277
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (g)(h)(i)	9	9
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	911
Range Resources Corp. 4.75% 2/15/2030 (e)	145	141
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	USD90	$88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,446
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (e)	20	19
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,736
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	92
Ryan Specialty, LLC 4.375% 2/1/2030 (e)	45	44
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	20	20
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	26
Sally Holdings, LLC 6.75% 3/1/2032	107	110
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,732
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,693
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,318
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	356
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	66	66
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	1,040	977
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,907
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	112
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	158	160
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (d)(e)	826	829
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	766
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 8.625% 11/15/2031 (e)	60	64
ServiceNow, Inc. 1.40% 9/1/2030	756	655
Simmons Foods, Inc. 4.625% 3/1/2029 (e)	80	76
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	49
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	187
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	36
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	99
SK hynix, Inc. 1.50% 1/19/2026	563	554
SLM Corp. 6.50% 1/31/2030	85	89
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(e)(h)	547	553
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)	595	605
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	185
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,125
Southern California Edison Co. 5.90% 3/1/2055	1,100	1,007
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (g)(h)	5	5
Sprint, LLC 7.625% 3/1/2026	130	131
Stagwell Global, LLC 5.625% 8/15/2029 (e)	115	110
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(e)(h)	216	216
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,467
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(e)(h)	1,832	1,832
Stillwater Mining Co. 4.00% 11/16/2026 (b)	2,090	2,043
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	282
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(e)(h)	USD6,917	$6,877
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,422
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	74
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	15
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	56
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	458
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	204
TGS ASA 8.50% 1/15/2030 (e)	200	207
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	10
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	863	816
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,005
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	429
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,445
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	88
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	75
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (e)	39	39
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	92	94
Transocean, Inc. 8.75% 2/15/2030 (e)	32	33
Transocean, Inc. 6.80% 3/15/2038	35	25
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Triumph Group, Inc. 9.00% 3/15/2028 (e)	57	60
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (g)(h)	124	125
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,363
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	752	753
U.S. Treasury 3.875% 5/31/2027	662	664
U.S. Treasury 3.50% 9/30/2029	399	395
U.S. Treasury 4.125% 10/31/2029	328	333
U.S. Treasury 4.00% 5/31/2030	2,995	3,024
U.S. Treasury 4.125% 11/30/2031	704	711
U.S. Treasury 3.875% 8/15/2034	540	527
U.S. Treasury 4.625% 2/15/2035 (m)	1,681	1,734
U.S. Treasury 1.75% 8/15/2041 (m)	4,650	3,087
U.S. Treasury 4.75% 11/15/2043	2,650	2,648
U.S. Treasury 4.625% 5/15/2044	1,210	1,187
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,730
U.S. Treasury 1.25% 5/15/2050	1,625	781
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,763
U.S. Treasury 4.25% 2/15/2054	681	621
U.S. Treasury 4.625% 5/15/2054 (m)	5,926	5,755
U.S. Treasury 4.50% 11/15/2054	143	136
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	837	830
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,569	10,964
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,487	1,900
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	183	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	5,916	5,416
UKG, Inc. 6.875% 2/1/2031 (e)	77	80
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (d)(k)	3,098	2,789
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (d)(k)	4,068	3,892
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (d)(k)	171	168
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)(k)	5,160	5,244
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (d)(k)	183	193
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (d)(k)	6	6
United Mexican States 6.00% 5/7/2036	970	960

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
United Mexican States 6.338% 5/4/2053	USD425	$391
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	84
United Rentals (North America), Inc. 3.875% 2/15/2031	130	122
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	112
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	228
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	77
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (f)(g)(h)(i)	32	18
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (f)(g)(h)(i)	33	18
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (f)(g)(h)(i)	54	30
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	102
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	89
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	115
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	85
Veralto Corp. 5.35% 9/18/2028	2,900	2,990
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	631	638
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	838	840
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	156
VZ Secured Financing BV 5.00% 1/15/2032 (e)	200	178
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (e)	200	199
Waste Management, Inc. 3.875% 1/15/2029	50	49
Waste Pro USA, Inc. 7.00% 2/1/2033 (e)	20	21
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,633
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,600	1,365
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	156
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(e)	50	50
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	146	146
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	103
WMG Acquisition Corp. 3.875% 7/15/2030 (e)	135	126
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	73
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(b)(i)	106	107
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	46
Ziggo BV 4.875% 1/15/2030 (e)	300	281
		644,142
Total bonds, notes & other debt instruments (cost: $1,425,802,000)		1,415,113
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	68
Total preferred securities (cost: $49,000)		68
Common stocks 0.12%
Norwegian kroner 0.12%
Constellation Oil Services Holding SA (NDR) (n)	3,958,470	1,767

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)

U.S. dollars 0.00%
Altera Infrastructure, LP (f)		1,441	$45
New Fortress Energy, Inc., Class A (n)		4,095	14
DSG TopCo, Inc. (n)		420	6
Bighorn Permian Resources, LLC (f)		531	— (l)
Party City Holdco, Inc. (f)(n)		80	— (l)
Party City Holdco, Inc. (e)(f)(n)		1	— (l)
Venator Materials PLC (f)(n)		232	— (l)
Endo, Inc., 1L 6.125% Escrow (f)(n)		205,000	— (l)
			65
Total common stocks (cost: $2,070,000)			1,832
Investment funds 1.50%
Capital Group Central Corporate Bond Fund (o)		2,612,163	22,047
Total investment funds (cost: $20,457,000)			22,047
Short-term securities 2.54%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (o)(p)		345,182	34,518
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.20%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP150,475	2,878
Total short-term securities (cost: $37,370,000)			37,396
Options purchased (equity style) 0.00%
Options purchased (equity style) *			35
Total options purchased (equity style) (cost: $21,000)			35
Total investment securities 100.31% (cost: $1,485,769,000)			1,476,491
Total options written (equity style) † 0.00% (premium received: $121,000)			(12)
Other assets less liabilities (0.31)%			(4,525)
Net assets 100.00%			$1,471,954
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.43	GBP3,625	$35

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.49	GBP(3,625)	$(12)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	817	7/25/2025	EUR129.00	EUR81,700	$64
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(817)	7/25/2025	EUR128.00	EUR(81,700)	$(39)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SONIA Futures	Long	141	3/18/2026	USD46,637	$158
2 Year Italy Government Bond Futures	Long	239	9/10/2025	30,390	(13)
2 Year Euro-Schatz Futures	Short	300	9/10/2025	(37,900)	47
2 Year Canadian Government Bond Futures	Long	394	9/29/2025	30,572	23
2 Year U.S. Treasury Note Futures	Long	260	10/3/2025	54,086	92
3 Year Australian Treasury Bond Futures	Short	1	9/16/2025	(71)	— (l)
5 Year Euro-Bobl Futures	Long	403	9/10/2025	55,864	(127)
5 Year Canadian Government Bond Futures	Long	268	9/29/2025	22,458	101
5 Year U.S. Treasury Note Futures	Long	760	10/3/2025	82,840	884
10 Year French Government Bond Futures	Long	46	9/10/2025	6,710	(24)
10 Year Italy Government Bond Futures	Short	12	9/10/2025	(1,710)	(5)
10 Year Euro-Bund Futures	Short	683	9/10/2025	(104,711)	587

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year Australian Treasury Bond Futures	Short	118	9/15/2025	USD(8,901)	$(99)
10 Year Japanese Government Bond Futures	Short	106	9/22/2025	(102,331)	(348)
10 Year Canadian Government Bond Futures	Long	21	9/29/2025	1,881	1
10 Year Ultra U.S. Treasury Note Futures	Long	275	9/30/2025	31,423	678
10 Year UK Gilt Futures	Long	220	9/30/2025	28,094	375
10 Year U.S. Treasury Note Futures	Long	217	9/30/2025	24,331	469
20 Year U.S. Treasury Bond Futures	Long	115	9/30/2025	13,279	467
30 Year Euro-Buxl Futures	Short	46	9/10/2025	(6,434)	68
30 Year Ultra U.S. Treasury Bond Futures	Long	2	9/30/2025	238	5
					$3,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	3,740	USD	5,131	Morgan Stanley	7/1/2025	$3
USD	5,044	GBP	3,740	Morgan Stanley	7/1/2025	(90)
JPY	772,730	USD	5,329	Goldman Sachs	7/7/2025	41
USD	1,689	JPY	245,540	BNP Paribas	7/7/2025	(17)
EUR	14,600	USD	16,776	Citibank	7/8/2025	431
USD	1,028	EUR	890	UBS AG	7/8/2025	(20)
USD	1,739	EUR	1,510	Morgan Stanley	7/8/2025	(40)
USD	9,018	EUR	8,155	BNP Paribas	7/8/2025	(594)
EUR	18,217	USD	20,946	HSBC Bank	7/10/2025	527
USD	583	EUR	505	JPMorgan Chase	7/10/2025	(13)
USD	487	EUR	427	HSBC Bank	7/10/2025	(16)
USD	2,802	ZAR	50,000	UBS AG	7/10/2025	(20)
CNH	269,622	USD	37,612	Citibank	7/14/2025	98
EUR	2,692	USD	3,085	Standard Chartered Bank	7/14/2025	89
GBP	800	USD	1,082	Morgan Stanley	7/14/2025	17
AUD	2,600	USD	1,696	Standard Chartered Bank	7/14/2025	15
TRY	7,670	USD	189	Citibank	7/14/2025	1
INR	25,000	USD	291	Standard Chartered Bank	7/14/2025	— (l)
USD	858	NOK	8,645	Citibank	7/14/2025	— (l)
SEK	11,225	USD	1,191	BNP Paribas	7/14/2025	(4)
USD	1,731	CLP	1,623,750	Morgan Stanley	7/14/2025	(12)
USD	1,483	BRL	8,200	UBS AG	7/14/2025	(21)
USD	3,273	IDR	53,437,025	HSBC Bank	7/14/2025	(22)
USD	14,248	AUD	21,747	Citibank	7/14/2025	(69)
USD	2,353	BRL	13,480	Citibank	7/14/2025	(119)
EUR	5,075	USD	5,803	BNP Paribas	7/15/2025	182
CAD	5,525	USD	4,039	Bank of New York Mellon	7/15/2025	21
USD	863	EUR	745	Barclays Bank PLC	7/15/2025	(16)
EUR	34,176	USD	39,311	Bank of America	7/16/2025	992
USD	3,474	NOK	34,365	BNP Paribas	7/16/2025	64
EUR	4,922	GBP	4,185	BNP Paribas	7/16/2025	60
CNH	368,432	USD	51,481	HSBC Bank	7/16/2025	56
JPY	1,690,218	USD	11,717	Citibank	7/16/2025	43
CNH	68,468	USD	9,559	Citibank	7/16/2025	19
NZD	2,799	USD	1,704	UBS AG	7/16/2025	3
NOK	34,365	USD	3,412	UBS AG	7/16/2025	(2)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,711	EUR	2,330	Citibank	7/16/2025	$(37)
USD	16,932	EUR	14,600	UBS AG	7/16/2025	(285)
CAD	16,013	USD	11,740	Bank of New York Mellon	7/17/2025	31
JPY	2,279,574	USD	15,876	JPMorgan Chase	7/17/2025	(13)
USD	15,723	JPY	2,244,750	HSBC Bank	7/18/2025	101
JPY	1,135,410	USD	7,835	Bank of New York Mellon	7/18/2025	67
COP	2,800,000	USD	663	Morgan Stanley	7/18/2025	20
GBP	1,535	USD	2,090	Standard Chartered Bank	7/18/2025	17
IDR	14,450,980	USD	887	Citibank	7/18/2025	4
USD	10,414	KRW	14,246,054	Citibank	7/18/2025	(127)
USD	10,075	GBP	7,445	UBS AG	7/18/2025	(145)
USD	13,205	BRL	73,862	Citibank	7/18/2025	(327)
MYR	20,815	USD	4,902	Standard Chartered Bank	7/21/2025	41
THB	190,470	USD	5,839	Citibank	7/21/2025	40
SEK	32,900	USD	3,466	Morgan Stanley	7/21/2025	17
MYR	3,215	USD	758	JPMorgan Chase	7/21/2025	5
PLN	6,680	EUR	1,567	HSBC Bank	7/21/2025	4
USD	273	PLN	1,000	Citibank	7/21/2025	(4)
USD	2,280	CAD	3,109	HSBC Bank	7/21/2025	(6)
USD	899	MYR	3,934	HSBC Bank	7/21/2025	(36)
USD	1,343	MYR	5,889	BNP Paribas	7/21/2025	(55)
USD	1,304	MYR	5,740	Standard Chartered Bank	7/21/2025	(58)
USD	1,618	MYR	7,113	Standard Chartered Bank	7/21/2025	(71)
USD	2,922	MYR	12,851	Standard Chartered Bank	7/21/2025	(130)
USD	3,562	MYR	15,578	HSBC Bank	7/21/2025	(137)
USD	3,587	MYR	15,720	Standard Chartered Bank	7/21/2025	(145)
JPY	388,645	USD	2,751	Standard Chartered Bank	7/22/2025	(45)
USD	5,272	EUR	4,580	HSBC Bank	7/24/2025	(132)
GBP	3,981	EUR	4,620	BNP Paribas	7/25/2025	13
USD	5,494	EUR	4,805	UBS AG	7/25/2025	(177)
CHF	3,497	USD	4,361	Barclays Bank PLC	7/28/2025	63
MXN	35,424	USD	1,859	Morgan Stanley	7/28/2025	23
DKK	46,980	EUR	6,299	Bank of America	7/28/2025	— (l)
USD	5,237	NOK	52,916	Bank of America	7/28/2025	(14)
USD	11,415	DKK	73,090	Bank of America	7/28/2025	(151)
CZK	18,000	USD	852	Citibank	8/6/2025	6
SGD	1,400	USD	1,102	Bank of America	8/6/2025	3
CZK	47,290	EUR	1,908	Citibank	8/6/2025	2
HUF	1,284,310	EUR	3,202	Goldman Sachs	8/6/2025	(4)
USD	1,812	HUF	619,035	HSBC Bank	8/6/2025	(9)
USD	3,156	EUR	2,710	UBS AG	8/6/2025	(45)
EUR	5,100	CAD	8,144	Citibank	8/7/2025	31
USD	5,132	GBP	3,740	Morgan Stanley	8/11/2025	(3)
EUR	4,535	USD	5,211	HSBC Bank	9/12/2025	157
EUR	1,760	USD	2,053	UBS AG	9/17/2025	31
USD	1,567	EUR	1,362	UBS AG	9/17/2025	(46)
						$61

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	$3	$—	$3
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(8)	—	(8)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(33)	—	(33)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	(33)	—	(33)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	62	—	62
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD25,620	21	—	21
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	25	—	25
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	226	—	226
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(172)	—	(172)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(35)	—	(35)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(39)	—	(39)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	26	—	26
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	47	—	47
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,900	31	—	31
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,890	30	—	30
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	112	—	112
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(17)	—	(17)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(18)	—	(18)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	(67)	—	(67)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	(68)	—	(68)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	412	—	412
						$508	$—	$508
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(255)	$—	$(255)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(321)	—	(321)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(542)	—	(542)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(870)	—	(870)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL52,510	316	—	316
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	98	—	98
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	67	—	67
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	41	—	41
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(389)	—	(389)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,313)	—	(1,313)
							$(3,168)	$—	$(3,168)

American Funds Insurance Series	214

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,037	$(45)	$(41)	$(4)
CDX.EM.43	1.00%	Quarterly	6/20/2030	9,890	246	350	(104)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	11,405	(856)	(735)	(121)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR15,490	(389)	(194)	(195)
					$(1,044)	$(620)	$(424)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR3,520	$386	$371	$15
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 1.50%
Capital Group Central Corporate Bond Fund	$21,147	$513	$—	$—	$387	$22,047	$513
Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (p)	23,214	269,520	258,213	(1)	(2)	34,518	858
Total 3.84%				$(1)	$385	$56,565	$1,371

215	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,770	$6,058	0.41%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,040	2,280	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,971	2,043	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,338	1,318	0.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(i)	6/23/2023-3/24/2025	104	107	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023	94	96	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023-6/13/2025	2	2	0.00 (s)
Total		$11,319	$11,904	0.81%

(a)	Step bond; coupon rate may change at a later date.
(b)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,904,000, which represented 0.81% of the net assets of the fund.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,722,000, which represented 10.58% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,037,000, which represented 0.14% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Represents securities transacted on a TBA basis.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,222,000, which represented 0.90% of the net assets of the fund.
(n)	Security did not produce income during the last 12 months.
(o)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

American Funds Insurance Series	216

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NDR = Norwegian Depositary Receipts
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

217	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 88.27%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 88.17%
Communication services 13.96%
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD102	$102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	586	581
CCO Holdings, LLC 5.375% 6/1/2029 (a)	525	523
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	454
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,181
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,484	2,370
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,958
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	73
CCO Holdings, LLC 4.75% 2/1/2032 (a)	2,708	2,570
CCO Holdings, LLC 4.50% 5/1/2032	2,419	2,254
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,232	2,042
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,646	4,139
Charter Communications Operating, LLC 4.80% 3/1/2050	437	350
Charter Communications Operating, LLC 3.70% 4/1/2051	473	315
Charter Communications Operating, LLC 3.90% 6/1/2052	950	653
Charter Communications Operating, LLC 5.25% 4/1/2053	577	491
Charter Communications Operating, LLC 3.85% 4/1/2061	175	112
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	870	823
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	460	426
Connect Finco SARL 9.00% 9/15/2029 (a)	6,630	6,672
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	225	228
Consolidated Communications, Inc. 6.50% 10/1/2028 (a)	80	82
CSC Holdings, LLC 5.50% 4/15/2027 (a)	430	411
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	329	321
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)	1,698	1,676
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	81
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	40	36
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	4,210	4,199
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)	209	210
DISH Network Corp. 11.75% 11/15/2027 (a)	12,368	12,759
EchoStar Corp. 10.75% 11/30/2029	4,187	4,316
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	3,157	2,883
Embarq, LLC 7.995% 6/1/2036	4,729	2,171
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	445
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	35	35
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,755	3,807
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,653
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,261	3,306
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	239
Gray Media, Inc. 7.00% 5/15/2027 (a)	325	325
Gray Media, Inc. 10.50% 7/15/2029 (a)	4,250	4,569
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	599
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	1,124	1,124
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	6,565	6,711
Lamar Media Corp. 4.00% 2/15/2030	260	249
Lamar Media Corp. 3.625% 1/15/2031	160	148
Level 3 Financing, Inc. 3.75% 7/15/2029 (a)	550	465
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)	3,213	1,108
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(d)(f)	688	688
News Corp. 3.875% 5/15/2029 (a)	710	680
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	1,254	1,252
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,685
Paramount Global 7.875% 7/30/2030	130	144
Paramount Global 6.875% 4/30/2036	490	502
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,240	1,254
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,728
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	695

American Funds Insurance Series	218

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	USD3,489	$3,353
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	590	587
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,100	2,860
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,756	5,120
Snap, Inc. 6.875% 3/1/2033 (a)	1,540	1,581
Sprint Capital Corp. 6.875% 11/15/2028	316	339
Sprint Capital Corp. 8.75% 3/15/2032	716	869
Sprint, LLC 7.625% 3/1/2026	480	485
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,285	1,230
TEGNA, Inc. 5.00% 9/15/2029	861	823
T-Mobile USA, Inc. 3.375% 4/15/2029	860	828
Univision Communications, Inc. 6.625% 6/1/2027 (a)	3,170	3,164
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,455	2,493
Univision Communications, Inc. 4.50% 5/1/2029 (a)	5,170	4,706
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,397	2,357
Univision Communications, Inc. 8.50% 7/31/2031 (a)	1,235	1,237
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546% 6/24/2029 (b)(c)	68	68
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	1,300	1,192
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,027	956
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	490	412
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	405	273
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,405
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	895
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	204
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	370	360
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	1,464	1,432
Ziggo BV 4.875% 1/15/2030 (a)	865	809
		138,870

Energy 12.69%
3R Lux SARL 9.75% 2/5/2031 (a)	675	683
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	620	616
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	40	41
Antero Resources Corp. 5.375% 3/1/2030 (a)	130	131
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	256
Archrock Partners, LP 6.625% 9/1/2032 (a)	420	428
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	650	651
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	500	509
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	475	482
Baytex Energy Corp. 8.50% 4/30/2030 (a)	645	646
Baytex Energy Corp. 7.375% 3/15/2032 (a)	330	315
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,196
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,275	2,079
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	1,034	915
California Resources Corp. 7.125% 2/1/2026 (a)	195	196
California Resources Corp. 8.25% 6/15/2029 (a)	520	534
Chord Energy Corp. 6.75% 3/15/2033 (a)	1,315	1,344
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,272
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	578
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	759
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	730	742
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,547	2,578
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	298
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	265
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,504	1,511
CNX Resources Corp. 7.375% 1/15/2031 (a)	861	899

219	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032 (a)	USD1,300	$1,347
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	865
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	2,150	2,190
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	1,258	1,312
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,790	1,749
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,490	1,426
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	496
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	438
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,361
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	294
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)	610	627
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	1,360	1,503
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	730	697
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	765	707
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 5.00% 1/15/2029	170	171
EQT Corp. 6.375% 4/1/2029 (a)	185	191
EQT Corp. 4.75% 1/15/2031 (a)	1,350	1,330
EQT Corp. 3.625% 5/15/2031 (a)	290	269
Expand Energy Corp. 6.75% 4/15/2029 (a)	635	643
Expand Energy Corp. 5.375% 3/15/2030	1,290	1,295
Expand Energy Corp. 4.75% 2/1/2032	290	282
Expand Energy Corp. 4.875% 4/15/2032 (e)	4,300	17
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,617
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,302
Genesis Energy, LP 7.875% 5/15/2032	2,540	2,643
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	460	484
Global Partners, LP 7.125% 7/1/2033 (a)	265	269
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,054
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,392	1,417
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	820	867
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	845	858
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	359
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	455	468
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,376
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	492
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	795
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	814
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	758
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	970	927
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,306
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	250	259
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	362
Matador Resources Co. 6.875% 4/15/2028 (a)	425	434
Matador Resources Co. 6.50% 4/15/2032 (a)	720	721
Matador Resources Co. 6.25% 4/15/2033 (a)	800	796
MEG Energy Corp. 5.875% 2/1/2029 (a)	1,430	1,429
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	739	15
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	391
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	757
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	755	746
Nabors Industries, Inc. 7.50% 1/15/2028 (a)	75	67
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	990	949
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	525	390
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	935	520
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)	267	147

American Funds Insurance Series	220

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
NFE Financing, LLC 12.00% 11/15/2029 (a)	USD17,123	$7,788
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	106
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	1,110	1,114
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,727
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	1,900	1,918
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	371
NuStar Logistics, LP 6.00% 6/1/2026	286	287
Occidental Petroleum Corp. 6.60% 3/15/2046	692	683
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,101
Parkland Corp. 5.875% 7/15/2027 (a)	605	606
Parkland Corp. 4.625% 5/1/2030 (a)	440	422
Parkland Corp. 6.625% 8/15/2032 (a)	70	72
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	58	59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	991
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,505
Petroleos Mexicanos 6.875% 10/16/2025	350	350
Petroleos Mexicanos 4.50% 1/23/2026	695	686
Petroleos Mexicanos 6.875% 8/4/2026	155	155
Petroleos Mexicanos 6.49% 1/23/2027	160	159
Petroleos Mexicanos 5.35% 2/12/2028	125	120
Petroleos Mexicanos 6.50% 1/23/2029	140	137
Petroleos Mexicanos 8.75% 6/2/2029	777	805
Petroleos Mexicanos 6.84% 1/23/2030	510	493
Petroleos Mexicanos 5.95% 1/28/2031	715	647
Petroleos Mexicanos 6.50% 6/2/2041	10	7
Petroleos Mexicanos 6.75% 9/21/2047	31	22
Petroleos Mexicanos 6.35% 2/12/2048	10	7
Petroleos Mexicanos 7.69% 1/23/2050	185	146
Petroleos Mexicanos 6.95% 1/28/2060	460	331
Range Resources Corp. 8.25% 1/15/2029	500	515
Range Resources Corp. 4.75% 2/15/2030 (a)	285	277
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	268	267
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	204
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	317
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,745	1,787
Sunoco, LP 6.00% 4/15/2027	547	547
Sunoco, LP 5.875% 3/15/2028	290	291
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,914
Sunoco, LP 4.50% 4/30/2030	1,880	1,809
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,403
Sunoco, LP 6.25% 7/1/2033 (a)	810	824
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,009
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,265	1,293
Targa Resources Partners, LP 6.50% 7/15/2027	133	133
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	695	690
TGS ASA 8.50% 1/15/2030 (a)	710	736
Tidewater, Inc. 9.125% 7/15/2030 (a)	290	299
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	436	441
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	369	369
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	1,074	1,092
Transocean, Inc. 8.00% 2/1/2027 (a)	140	138
Transocean, Inc. 8.75% 2/15/2030 (a)	399	411
Transocean, Inc. 8.50% 5/15/2031 (a)	665	594
Transocean, Inc. 6.80% 3/15/2038	425	299
USA Compression Partners, LP 6.875% 9/1/2027	332	333
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	441
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,190	1,123
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	195	201

221	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	USD1,600	$1,482
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,260	1,103
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	946
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	441
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	750	759
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,300	1,351
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	492	532
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	413	402
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	1,140	1,222
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,425	1,425
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,051
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,470
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	599
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	3,309	3,413
Western Midstream Operating, LP 4.50% 3/1/2028	239	238
Western Midstream Operating, LP 5.25% 2/1/2050	300	253
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	393
		126,268

Financials 9.18%
AG Issuer, LLC 6.25% 3/1/2028 (a)	1,286	1,287
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	392	406
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.574% 5/15/2032 (b)(c)	285	286
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)	1,265	1,292
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	545
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,460	1,440
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	683
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	845	862
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,420	3,530
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,605
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,146
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,815	1,911
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,235
Aretec Group, Inc. 10.00% 8/15/2030 (a)	755	831
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	365	364
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	496	498
Blackstone Private Credit Fund 6.00% 11/22/2034	795	778
Block, Inc. 2.75% 6/1/2026	1,640	1,607
Block, Inc. 3.50% 6/1/2031	1,820	1,671
Block, Inc. 6.50% 5/15/2032	920	950
Blue Owl Capital Corp. 3.40% 7/15/2026	290	285
Blue Owl Capital Corp. 3.125% 4/13/2027	600	580
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	959
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	391
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	1,660	1,763
Brown & Brown, Inc. 5.25% 6/23/2032	92	94
Brown & Brown, Inc. 5.55% 6/23/2035	266	271
Brown & Brown, Inc. 6.25% 6/23/2055	331	342
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,416	3,205
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,554	2,276
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,661	3,289
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	710	601
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,280	1,277
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,140

American Funds Insurance Series	222

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HUB International, Ltd. 5.625% 12/1/2029 (a)	USD165	$165
HUB International, Ltd. 7.25% 6/15/2030 (a)	767	802
HUB International, Ltd. 7.375% 1/31/2032 (a)	870	911
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	146	146
Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	402
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,335	1,282
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,075	1,106
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	830	861
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (g)	160	148
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	684
MPT Finance Corp. 7.00% 2/15/2032	EUR705	852
MSCI, Inc. 3.875% 2/15/2031 (a)	USD630	595
MSCI, Inc. 3.625% 11/1/2031 (a)	341	314
MSCI, Inc. 3.25% 8/15/2033 (a)	584	512
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	380	395
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,245
Navient Corp. 4.875% 3/15/2028	550	543
Navient Corp. 5.50% 3/15/2029	3,815	3,739
Navient Corp. 9.375% 7/25/2030	1,547	1,708
Navient Corp. 11.50% 3/15/2031	880	998
Navient Corp. 7.875% 6/15/2032	1,455	1,515
Navient Corp. 5.625% 8/1/2033	2,463	2,267
OneMain Finance Corp. 3.875% 9/15/2028	165	158
OneMain Finance Corp. 9.00% 1/15/2029	105	110
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,085
OneMain Finance Corp. 5.375% 11/15/2029	950	935
OneMain Finance Corp. 7.875% 3/15/2030	915	973
OneMain Finance Corp. 4.00% 9/15/2030	245	226
OneMain Finance Corp. 7.50% 5/15/2031	125	131
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,390
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,047
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	4,101	4,113
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)	475	476
Owl Rock Capital Corp. 3.75% 7/22/2025	145	145
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,497
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	675	702
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	450
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	534
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	230	230
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	508
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	697
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	812
SLM Corp. 6.50% 1/31/2030	680	714
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	649
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	632
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	535	553
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	398
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	2,891	2,932
Voyager Parent, LLC 9.25% 7/1/2032 (a)	3,240	3,373
WEX, Inc. 6.50% 3/15/2033 (a)	550	555
		91,340

Consumer discretionary 9.11%
Advance Auto Parts, Inc. 5.95% 3/9/2028	853	873
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,470	1,379
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,629	1,428

223	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)	USD556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(d)(f)	509	509
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	539
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	2,545	2,478
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,395
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	305	319
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	1,849	1,931
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,232
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	571
Bath & Body Works, Inc. 6.875% 11/1/2035	1,581	1,642
Bath & Body Works, Inc. 6.75% 7/1/2036	910	926
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)	591	594
Boyd Gaming Corp. 4.75% 12/1/2027	441	439
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	575	552
Boyne USA, Inc. 4.75% 5/15/2029 (a)	650	631
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,794	1,714
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	2,345	2,430
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,570	1,612
Carnival Corp. 5.75% 3/1/2027 (a)	505	510
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,420
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,855
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	150	160
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,800	1,725
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,155	1,990
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,295	1,218
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	102	102
Ford Motor Co. 3.25% 2/12/2032	500	422
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	488
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	111
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	202
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	226
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	502
Ford Motor Credit Co., LLC 6.532% 3/19/2032	470	478
Gap, Inc. 3.625% 10/1/2029 (a)	170	158
Gap, Inc. 3.875% 10/1/2031 (a)	108	97
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	533
Genting New York, LLC 7.25% 10/1/2029 (a)	1,240	1,287
Global Auto Holdings PLC 11.50% 8/15/2029 (a)	585	573
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,753
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	2,266	2,401
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	1,123	1,127
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	406
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	983
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	569
Hyatt Hotels Corp. 5.75% 3/30/2032	269	276
Hyundai Capital America 1.65% 9/17/2026 (a)	70	68
International Game Technology PLC 4.125% 4/15/2026 (a)	465	465
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,056
KB Home 6.875% 6/15/2027	330	340
KB Home 7.25% 7/15/2030	330	342
Kohl’s Corp. 5.125% 5/1/2031 (g)	90	65
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	348
Las Vegas Sands Corp. 6.20% 8/15/2034	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,314
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,452

American Funds Insurance Series	224

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Levi Strauss & Co. 3.50% 3/1/2031 (a)	USD1,175	$1,076
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	470	485
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	305	319
Lindblad Expeditions, LLC 6.75% 2/15/2027 (a)	205	206
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,040
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	666
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	727
Macy’s Retail Holdings, LLC 5.875% 4/1/2029 (a)	75	74
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	555	533
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	325	318
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)	95	36
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(f)(g)	166	63
MGM Resorts International 5.50% 4/15/2027	200	201
NCL Corp., Ltd. 5.875% 2/15/2027 (a)	375	377
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	611
Newell Brands, Inc. 6.625% 9/15/2029	435	431
Newell Brands, Inc. 6.375% 5/15/2030	785	766
Newell Brands, Inc. 6.625% 5/15/2032	435	416
Newell Brands, Inc. 6.875% 4/1/2036	355	341
Newell Brands, Inc. 7.00% 4/1/2046	165	141
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (a)	350	334
Party City Holdings, Inc. 0% 10/12/2028 (f)(h)	500	— (i)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)	2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (b)(c)	965	893
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	510
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	646
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	745	767
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026 (a)	70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	1,105	1,120
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	705	725
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	625	637
Sally Holdings, LLC 6.75% 3/1/2032	2,887	2,966
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	190	183
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)	1,298	1,298
Service Corp. International 4.625% 12/15/2027	405	403
Service Corp. International 5.125% 6/1/2029	75	75
Service Corp. International 3.375% 8/15/2030	190	175
Service Corp. International 4.00% 5/15/2031	515	482
Service Corp. International 5.75% 10/15/2032	350	354
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	91
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	2,181	2,118
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,669	2,539
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	327
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	962
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	192
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,495	2,440
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	316
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	550	569
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	571
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (b)(c)	400	396
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	615	613
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	543
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	482	479

225	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$520
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	1,300	1,309
ZF North America Capital, Inc. 7.125% 4/14/2030 (a)	250	245
		90,635

Health care 8.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	2,015	2,034
AdaptHealth, LLC 6.125% 8/1/2028 (a)	435	436
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,042
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,505	1,431
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	581
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,005
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	588
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	70	73
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (b)(c)	447	448
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)	939	937
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,156	1,102
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	364
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	1,335	1,127
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	530	525
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	14
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	1,262	800
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	1,277	755
Biocon Biologics Global PLC 6.67% 10/9/2029	200	190
Centene Corp. 4.625% 12/15/2029	945	920
Centene Corp. 3.375% 2/15/2030	52	48
Centene Corp. 3.00% 10/15/2030	295	264
Centene Corp. 2.50% 3/1/2031	1,125	969
Centene Corp. 2.625% 8/1/2031	615	527
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	181
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (a)	550	517
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	1,395	1,375
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	775
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,990	1,767
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	873
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	180	191
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (g)	200	201
DaVita, Inc. 4.625% 6/1/2030 (a)	1,085	1,040
DaVita, Inc. 3.75% 2/15/2031 (a)	875	796
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,338
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,103
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,718
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	1,757	1,758
Grifols SA 3.875% 10/15/2028	EUR340	384
Grifols SA 4.75% 10/15/2028 (a)	USD2,000	1,924
Grifols SA 7.50% 5/1/2030	EUR1,320	1,631
HCA, Inc. 3.50% 9/1/2030	USD180	170
HCA, Inc. 4.625% 3/15/2052	233	187
HCA, Inc. 7.50% 11/15/2095	250	272
Insulet Corp. 6.50% 4/1/2033 (a)	372	388
IQVIA, Inc. 5.00% 10/15/2026 (a)	603	603
IQVIA, Inc. 6.50% 5/15/2030 (a)	660	681
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,205	1,238
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	489
Mallinckrodt International Finance SA 14.75% 11/14/2028 (a)	174	180
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,380	1,325
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	940

American Funds Insurance Series	226

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Medline Borrower, LP 5.25% 10/1/2029 (a)	USD1,985	$1,971
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)	552	552
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	995	973
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,514	1,409
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	2,750	2,505
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,495	1,523
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	1,328	1,192
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	5,290	4,974
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	404
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	2,347	2,309
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,830	2,840
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(d)	1,770	1,766
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	505	526
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	665	679
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)	36	36
Tenet Healthcare Corp. 6.25% 2/1/2027	320	320
Tenet Healthcare Corp. 5.125% 11/1/2027	375	375
Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,572
Tenet Healthcare Corp. 4.375% 1/15/2030	895	867
Tenet Healthcare Corp. 6.125% 6/15/2030	25	26
Tenet Healthcare Corp. 6.75% 5/15/2031	860	890
Tenet Healthcare Corp. 6.875% 11/15/2031	100	108
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	452
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,790	6,834
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	437
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,087
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	940	961
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	942	679
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	621
		83,113

Materials 8.13%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,037
ArcelorMittal SA 7.00% 10/15/2039	488	541
ArcelorMittal SA 6.75% 3/1/2041	825	870
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	690	630
Avient Corp. 6.25% 11/1/2031 (a)	225	227
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	457
Ball Corp. 6.875% 3/15/2028	465	476
Ball Corp. 6.00% 6/15/2029	350	359
Ball Corp. 2.875% 8/15/2030	160	144
Ball Corp. 3.125% 9/15/2031	1,530	1,374
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	1,875	1,758
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	251
Celanese US Holdings, LLC 6.415% 7/15/2027	45	47
Celanese US Holdings, LLC 6.50% 4/15/2030	520	533
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 6.75% 4/15/2033	1,290	1,304
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,363	1,363
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,346	2,157
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	2,354	2,320
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	920	891
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,734
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	1,863
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	1,921

227	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	USD210	$197
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	150	146
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	565
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	3,403
CVR Partners, LP 6.125% 6/15/2028 (a)	685	687
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	2,207	2,212
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	4,240	4,505
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	675	693
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	428
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	389
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	9,297	8,192
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,051	5,357
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (b)(c)	612	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	497
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	286
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	515
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	819
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	638	625
LABL, Inc. 10.50% 7/15/2027 (a)	160	153
LSB Industries, Inc. 6.25% 10/15/2028 (a)	155	154
Magnera Corp. 4.75% 11/15/2029 (a)	815	721
Magnera Corp. 7.25% 11/15/2031 (a)	530	500
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	382	383
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	555	551
Methanex Corp. 5.125% 10/15/2027	2,415	2,408
Methanex Corp. 5.25% 12/15/2029	712	704
Methanex Corp. 5.65% 12/1/2044	465	370
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	860	858
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)	200	204
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	393	393
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,919	1,929
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,865
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	747
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	259
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	1,365	1,314
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,271
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	697
Novelis Corp. 3.25% 11/15/2026 (a)	485	478
Novelis Corp. 3.875% 8/15/2031 (a)	497	447
Olin Corp. 5.625% 8/1/2029	200	199
Olin Corp. 5.00% 2/1/2030	180	174
Olin Corp. 6.625% 4/1/2033 (a)	80	79
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	835	859
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,027
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	170	170
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(g)	1,280	1,259
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(g)	460	452
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	660	643
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	499
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	585	619
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,089
Tronox, Inc. 4.625% 3/15/2029 (a)	740	639
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(d)(f)	540	297
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(c)(d)(f)	543	299
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(d)(f)	894	492

American Funds Insurance Series	228

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.296% 11/30/2030 (b)(c)	USD194	$195
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	845
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	611
		80,834

Information technology 7.36%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	1,350	1,385
ams-OSRAM AG 12.25% 3/30/2029 (a)	1,175	1,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	58
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,735	1,752
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,379
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,625	1,731
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)	1,407	1,410
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	2,190	2,135
CommScope, LLC 8.25% 3/1/2027 (a)	1,404	1,400
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,089
CommScope, LLC 4.75% 9/1/2029 (a)	103	101
CommScope, LLC 9.50% 12/15/2031 (a)	525	550
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	645	654
CoreWeave, Inc. 9.25% 6/1/2030 (a)	425	435
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,860	6,231
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	282
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	300	307
Fair Isaac Corp. 4.00% 6/15/2028 (a)	2,340	2,279
Fair Isaac Corp. 6.00% 5/15/2033 (a)	3,120	3,156
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	3,610	3,638
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	75	76
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	461
Gartner, Inc. 4.50% 7/1/2028 (a)	703	696
Gartner, Inc. 3.75% 10/1/2030 (a)	126	118
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	746
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	3,675	3,783
Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,595	3,203
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,415	2,435
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	290
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	2,420	2,497
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (b)(c)	623	627
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	875	878
McAfee Corp. 7.375% 2/15/2030 (a)	275	260
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,957
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	338
Open Text Corp. 3.875% 2/15/2028 (a)	645	626
Open Text Corp. 3.875% 12/1/2029 (a)	250	236
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)	985	1,024
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	356
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,376
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,933
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,522
Viasat, Inc. 6.50% 7/15/2028 (a)	1,505	1,424
Viasat, Inc. 7.50% 5/30/2031 (a)	2,394	2,076
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	215
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)(j)	3,138	3,174
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)(j)	547	553
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	1,135	869
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	269	203
		73,179

229	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 7.03%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD2,063	$1,812
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	1,322	1,085
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	465	435
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	829	827
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (b)(c)	265	265
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	405	423
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	91
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,916
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	1,392	1,383
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,688	2,562
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,643	3,364
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	1,006	1,001
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	364
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	217
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,060	3,020
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,660	1,583
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	218
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	395	406
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,840	1,726
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,425
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,560	2,310
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025 (a)	440	440
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	315	307
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	38
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	615	643
MPT Operating Partnership, LP 5.00% 10/15/2027	10,058	9,299
MPT Operating Partnership, LP 4.625% 8/1/2029	170	134
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,079
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,269	4,471
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	170	170
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	795
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	761
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	659
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	430
SBA Communications Corp. 3.125% 2/1/2029	131	124
Service Properties Trust 5.25% 2/15/2026	117	116
Service Properties Trust 4.75% 10/1/2026	1,515	1,495
Service Properties Trust 4.95% 2/15/2027	2,131	2,105
Service Properties Trust 5.50% 12/15/2027	750	744
Service Properties Trust 3.95% 1/15/2028	3,031	2,802
Service Properties Trust 8.375% 6/15/2029	2,460	2,560
Service Properties Trust 4.95% 10/1/2029	3,518	3,073
Service Properties Trust 4.375% 2/15/2030	3,180	2,677
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,210
Service Properties Trust 8.875% 6/15/2032	1,230	1,266
VICI Properties, LP 3.875% 2/15/2029 (a)	1,130	1,094
		69,970

Industrials 6.87%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (a)	108	108
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	271
ADT Security Corp. 4.125% 8/1/2029 (a)	200	193
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	1,120	1,146
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	959
Ambipar Lux SARL 9.875% 2/6/2031 (a)	226	214
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	190
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,145	1,179

American Funds Insurance Series	230

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
American Airlines, Inc. 8.50% 5/15/2029 (a)	USD415	$435
Aramark Services, Inc. 5.00% 2/1/2028 (a)	760	758
ATI, Inc. 4.875% 10/1/2029	690	676
ATI, Inc. 7.25% 8/15/2030	375	393
ATI, Inc. 5.125% 10/1/2031	775	758
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	761
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	53
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	892
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	35	37
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	461
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027 (a)	2,098	1,995
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	935	964
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,320	1,362
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	605	629
Boeing Co. (The) 3.60% 5/1/2034	190	168
Boeing Co. (The) 5.805% 5/1/2050	34	33
Boeing Co. (The) 6.858% 5/1/2054	352	386
Boeing Co. (The) 7.008% 5/1/2064	120	132
Bombardier, Inc. 7.45% 5/1/2034 (a)	115	125
Brink’s Co. (The) 6.50% 6/15/2029 (a)	170	175
Brink’s Co. (The) 6.75% 6/15/2032 (a)	170	177
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	161
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	323
Chart Industries, Inc. 7.50% 1/1/2030 (a)	523	548
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	878
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	839
Clean Harbors, Inc. 4.875% 7/15/2027 (a)	766	763
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	116	119
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,004	2,868
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)	660	642
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	980	1,005
Enviri Corp. 5.75% 7/31/2027 (a)	1,295	1,279
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,870	3,036
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	490	521
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	700	697
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,735	1,784
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	280	280
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	467
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	930
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,110	1,164
Hertz Corp. (The) 4.625% 12/1/2026 (a)	645	579
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	71	59
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	15	13
Icahn Enterprises, LP 6.25% 5/15/2026	818	813
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,641
Icahn Enterprises, LP 9.75% 1/15/2029	1,090	1,060
Icahn Enterprises, LP 4.375% 2/1/2029	855	719
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	89
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	810	815
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)	854	856
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	387
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	275	264
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,105	1,077
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	375
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	1,035	915
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	606
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	215	149

231	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	USD475	$461
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,745	1,802
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.296% 4/30/2032 (b)(c)	185	187
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,155	1,100
Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,378
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (a)	110	107
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	2,610	2,733
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	725
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	441
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	785
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	34	36
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	195	215
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (b)(c)	1,081	1,083
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	446
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	100	100
Titan International, Inc. 7.00% 4/30/2028	750	754
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	77
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	369
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,540	1,596
TransDigm, Inc. 6.00% 1/15/2033 (a)	405	408
TransDigm, Inc. 6.375% 5/31/2033 (a)	400	401
Uber Technologies, Inc. 7.50% 9/15/2027 (a)	395	399
Uber Technologies, Inc. 6.25% 1/15/2028 (a)	755	759
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	310	308
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	701
United Rentals (North America), Inc. 3.75% 1/15/2032	570	524
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	320
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	234
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	1,600	1,665
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	331
XPO, Inc. 6.25% 6/1/2028 (a)	70	71
XPO, Inc. 7.125% 6/1/2031 (a)	533	559
XPO, Inc. 7.125% 2/1/2032 (a)	390	409
		68,379

Consumer staples 3.50%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,198	1,136
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	465	458
Amer Sports Co. 6.75% 2/16/2031 (a)	130	135
B&G Foods, Inc. 5.25% 9/15/2027	1,758	1,603
B&G Foods, Inc. 8.00% 9/15/2028 (a)	1,375	1,326
Central Garden & Pet Co. 4.125% 10/15/2030	915	865
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,740	1,617
Coty, Inc. 5.00% 4/15/2026 (a)	280	281
Coty, Inc. 4.75% 1/15/2029 (a)	1,070	1,047
Coty, Inc. 6.625% 7/15/2030 (a)	380	389
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	1,350	1,369
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	972
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	775	820
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	158	159
H.J. Heinz Co. 3.875% 5/15/2027	275	273
H.J. Heinz Co. 4.375% 6/1/2046	26	21
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	346
KeHE Distributors, LLC 9.00% 2/15/2029 (a)	485	503
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,920	1,833
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	480	451

American Funds Insurance Series	232

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Mars, Inc. 4.60% 3/1/2028 (a)	USD150	$151
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	660	674
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	705	704
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	573	553
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	725	742
Post Holdings, Inc. 5.50% 12/15/2029 (a)	451	449
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,746
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,064
Post Holdings, Inc. 6.25% 2/15/2032 (a)	2,570	2,644
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	138	137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,176
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,130	1,944
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	951
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	2,738	2,773
US Foods, Inc. 4.625% 6/1/2030 (a)	510	497
US Foods, Inc. 5.75% 4/15/2033 (a)	470	471
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	2,030	1,987
		34,853

Utilities 1.94%
AmeriGas Partners, LP 5.75% 5/20/2027	302	300
Calpine Corp. 4.50% 2/15/2028 (a)	150	149
Calpine Corp. 3.75% 3/1/2031 (a)	500	475
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)	470	472
Edison International 6.25% 3/15/2030	50	51
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (g)(k)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)	350	356
FirstEnergy Corp. 2.25% 9/1/2030	980	871
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	366
Lightning Power, LLC 7.25% 8/15/2032 (a)	650	685
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	2,755	2,864
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (b)(c)	848	839
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)	277	278
NRG Energy, Inc. 3.625% 2/15/2031 (a)	110	101
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	201
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	601
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,297
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (g)	75	78
PG&E Corp. 5.00% 7/1/2028	390	380
PG&E Corp. 5.25% 7/1/2030	2,800	2,669
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	2,050	1,947
Saavi Energia SARL 8.875% 2/10/2035 (a)	620	648
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,227	1,316
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	279	280
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	440	456
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	422
		19,267

233	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	USD546	$529
Total corporate bonds, notes & loans		877,237
Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	603	603
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	327	202
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	361	228
Total municipals		430
Total bonds, notes & other debt instruments (cost: $880,995,000)		878,270
Convertible bonds & notes 0.05%
Communication services 0.05%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	379	447
Total convertible bonds & notes (cost: $403,000)		447
Common stocks 5.94%	Shares
Health care 1.78%
Rotech Healthcare, Inc. (f)(h)(j)	201,793	15,193
Endo, Inc. (h)	98,388	2,065
Endo GUC Trust, Class A1 (a)(h)	192,719	107
Endo, Inc., 1L 7.50% Escrow (f)(h)	5,505,000	— (i)
Endo, Inc., 1L 6.875% Escrow (f)(h)	520,000	— (i)
Endo, Inc., 1L 6.125% Escrow (f)(h)	525,000	— (i)
Mallinckrodt PLC (h)	3,631	308
		17,673

Information technology 1.57%
Diebold Nixdorf, Inc. (h)	281,243	15,581

Utilities 1.13%
Talen Energy Corp. (h)	37,868	11,011
PG&E Corp.	18,786	262
		11,273

Energy 1.04%
Constellation Oil Services Holding SA (NDR) (h)	11,240,370	5,018
Ascent Resources, LLC, Class A (f)(j)	62,978	3,113
Expand Energy Corp.	6,708	784
Weatherford International	10,059	506
New Fortress Energy, Inc., Class A (h)	109,371	363
Altera Infrastructure, LP (f)	9,127	282
Mesquite Energy, Inc. (f)(h)	3,558	202
Exxon Mobil Corp.	739	80
Bighorn Permian Resources, LLC (f)	2,894	— (i)
		10,348

American Funds Insurance Series	234

American High-Income Trust (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(h)	46,955	$3,535
Party City Holdco, Inc. (f)(h)	126,254	— (i)
Party City Holdco, Inc. (a)(f)(h)	1,260	— (i)
NMG Parent, LLC (f)(h)	8,350	— (i)
		3,535

Communication services 0.04%
Intelsat SA	8,182	355
iHeartMedia, Inc., Class A (h)	22,639	40
DSG TopCo, Inc. (h)	2,108	32
		427

Financials 0.03%
Navient Corp.	20,000	282

Materials 0.00%
Venator Materials PLC (f)(h)	3,232	— (i)
Total common stocks (cost: $41,230,000)		59,119
Preferred securities 0.40%
Consumer discretionary 0.25%
MYT Holdings, LLC, Series A, 10.00% preferred shares (h)	1,915,904	2,515

Industrials 0.15%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(h)	1,022	1,468
Total preferred securities (cost: $2,772,000)		3,983
Rights & warrants 0.01%
Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (h)	457	47
Total rights & warrants (cost: $275,000)		47
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)(m)	451,694	45,170
Total short-term securities (cost: $45,164,000)		45,170
Total investment securities 99.21% (cost: $970,839,000)		987,036
Other assets less liabilities 0.79%		7,903
Net assets 100.00%		$994,939

235	American Funds Insurance Series

American High-Income Trust (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	89	10/3/2025	USD18,514	$73
5 Year U.S. Treasury Note Futures	Long	101	10/3/2025	11,009	124
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2025	(914)	(23)
10 Year U.S. Treasury Note Futures	Short	13	9/30/2025	(1,458)	(31)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2025	(119)	(5)
					$138
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD26,570	$(1,994)	$(1,513)	$(482)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD37	$1	$1	$— (i)
Investments in affiliates (m)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)	$45,641	$122,689	$123,157	$(6)	$2	$45,169	$863

American Funds Insurance Series	236

American High-Income Trust (continued)
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(h)	9/26/2013	$4,331	$15,193	1.53%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)	6/23/2023-3/24/2025	3,077	3,174	0.32
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)	10/22/2024-3/24/2025	523	553	0.06
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	3,554	3,638	0.36
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	75	76	0.01
Ascent Resources, LLC, Class A (f)	11/15/2016	302	3,113	0.31
Total		$11,862	$25,747	2.59%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $639,255,000, which represented 64.25% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,300,000, which represented 3.95% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Step bond; coupon rate may change at a later date.
(h)	Security did not produce income during the last 12 months.
(i)	Amount less than one thousand.
(j)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,747,000, which represented 2.59% of the net assets of the fund.

(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(l)	Rate represents the seven-day yield at 6/30/2025.
(m)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

237	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 94.97%	Principal amount (000)	Value (000)
Mortgage-backed obligations 89.32%
Federal agency mortgage-backed obligations 88.12%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)(c)	28	28
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	97	91
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	126	109
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	221	183
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	278	230
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	71	63
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	150	133
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	82	73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	170	151
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	213	190
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	37	39
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	26	21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	15	15
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	22	21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	91	76
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	17	14
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	4
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	100	80
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	63	53
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	35	28
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	129	104
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	11	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	23	22
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,394	1,165
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)(c)	1,485	1,195
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	343	275
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	166	132
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	174	155
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	22	19
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	31	27
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	371	311
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	23	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	386	326
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	181	153
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	32	28
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	199	168
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	79	70
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	232	203
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	383	319

American Funds Insurance Series	238

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	USD41	$36
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	916	795
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	284	265
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	951	887
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	163	147
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	978	967
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	690	547
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	98	96
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	35	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	149	143
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	427	410
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	97	95
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,113	1,036
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	64	64
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	94	97
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	77	79
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	26	25
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	1,935	1,903
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	216	226
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	60	63
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	42	40
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	1,710	1,682
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	49	48
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	49	49
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	256	261
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	259	255
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	736	737
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	344	350
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	138	132
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	200	200
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	415	423
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	88	85
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	254	244
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (a)	279	280
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	841	842
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	41	42
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	13	13
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	298	311
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	78	78
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	447	463
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	214	222
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	206	197
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,472	1,473
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	149	149
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	139	139
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	38	40
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	129	132
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	17	18
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	271	275
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	239	245
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	21	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	279	290
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	554	565
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	169	172
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	131	134
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	115	117

239	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	USD60	$61
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	39	40
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	8	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	696	725
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	435	453
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	304	315
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	131	136
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	127	133
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	78	82
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	479	506
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	226	230
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	192	196
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	140	142
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	75	76
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	55	56
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	160	167
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	507	509
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	274	276
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	214	214
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	462	472
Fannie Mae Pool #DC3477 6.50% 9/1/2054 (a)	236	244
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	109	109
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	409	416
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	26	26
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	326	319
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	58	58
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	50	50
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	43	43
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	186	179
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	431	423
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	552	561
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	43	43
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	144	134
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	231	235
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	40	40
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	580	580
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	442	450
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	99	102
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	89	91
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	485	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	285	290
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (a)	2,075	2,145
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	298	292
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	409	416
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	153	150
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	183	183
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	27	28
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	115	103
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	124	111
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	43	37
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	42	40
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	719	637
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(d)(e)	184	179
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)(c)	— (b)	— (b)

American Funds Insurance Series	240

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	USD1	$1
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	459	461
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	143	133
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	41	38
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,460	1,210
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	275	246
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	77	66
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(e)	248	247
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	22	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	23	22
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	14	13
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	36	35
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	14	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	129	114
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	4
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	681	540
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	170	136
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	179	150
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	299	240
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	278	224
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	206	180
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	67	54
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	56	47
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	143	130
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)(c)	940	862
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	687	545
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,360	1,180
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	665	576
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,254	1,088
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	124	98
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	111	96
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	870	787
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	1,057	1,014
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	569	560
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	216	216
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	226	223
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	97	98
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	320	313
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	695	723
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	30	26
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	57	54
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	39	39
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	111	110
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	77	76
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	86	86
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)	124	119
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,080	1,061
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	50	51
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	275	276

241	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	USD57	$59
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	50	51
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	35	36
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	28	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	802	804
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	50	50
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	34	35
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(c)	2,560	2,607
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	926	943
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	112	115
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	422	429
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	316	322
Freddie Mac Pool #SD8371 5.00% 11/1/2053 (a)	1,009	991
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	242	238
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	70	73
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	431	432
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,626	1,659
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,283	1,309
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	51	53
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	10	11
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	50	51
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	64	64
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	13	13
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	101	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	55	58
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	62	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	25	26
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	436	454
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	64	67
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	664	692
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	216	225
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	49	51
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	16	17
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	230	234
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	200	204
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	180	185
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	72	74
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	64	65
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	32	33
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	198	205
Freddie Mac Pool #QI9547 6.50% 7/1/2054 (a)	96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	72	75
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	290	292
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	253	258
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	172	175
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	38	38
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,610	1,668
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	245	255
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	114	119
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	99	103
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	61	63
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	43	44
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	212	212
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	124	126
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	66	67

American Funds Insurance Series	242

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	USD64	$66
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	57	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	36	36
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	17	17
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	36	37
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	20	21
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	164	169
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	469	469
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	572	561
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	521	511
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	377	377
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	8	8
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	27	27
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	509	473
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	274	262
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	134	136
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	64	65
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	16	16
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	129	126
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	77	79
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	46	46
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	274	269
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,199	1,176
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	423	423
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	941	957
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(e)	79	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	79	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	152	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(e)	106	100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	81	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	26	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	630	546
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	188	183
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	289	260
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	293	268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	251	225
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	252	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (a)	301	272
Government National Mortgage Assn. 4.00% 7/1/2055 (a)(f)	355	330
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(f)	80	79
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(f)	273	273
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	557	544
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038 (a)	232	218
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039 (a)	47	45
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039 (a)	473	446
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	66
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040 (a)	73	69
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	154	154
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	77	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	77	69
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	180	166

243	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	USD38	$35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)(c)	775	735
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	83	68
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	34	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	74	60
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	317	265
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	76	63
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	495	416
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	311	263
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	67	57
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	162	137
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	133	112
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	42	36
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	50	44
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	218	185
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	59	52
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	153	144
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	239	230
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	79	73
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	108	104
Government National Mortgage Assn. Pool #AN1825 4.517% 6/20/2065 (a)	21	21
Government National Mortgage Assn. Pool #AO0461 4.559% 8/20/2065 (a)	6	6
Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065 (a)	23	23
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	93	92
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	204	149
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(f)	125	122
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(f)	5,044	4,183
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(f)	2,635	2,372
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(f)	326	303
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(f)	25	24
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(f)	4,621	4,700
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(f)	371	391
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(f)	1,180	935
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(f)	1,495	1,293
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(f)	690	641
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(f)	2,892	2,982
		104,103

Commercial mortgage-backed securities 0.74%
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) x.xx% 7/15/2042 (a)(d)(e)	200	201
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(d)(e)	100	101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(d)(e)	96	96
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)	379	391
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (a)(d)(e)	86	86
		875

Collateralized mortgage-backed obligations (privately originated) 0.46%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(d)(e)	136	130
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(d)(e)	56	50

American Funds Insurance Series	244

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(d)(e)	USD86	$87
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)	184	187
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)	94	95
		549
Total mortgage-backed obligations		105,527
U.S. Treasury bonds & notes 4.29%
U.S. Treasury 4.29%
U.S. Treasury 4.375% 7/31/2026	535	537
U.S. Treasury 3.50% 9/30/2026	465	463
U.S. Treasury 3.75% 6/30/2027	295	295
U.S. Treasury 4.25% 2/15/2028	460	466
U.S. Treasury 3.875% 3/15/2028	550	553
U.S. Treasury 4.125% 7/31/2028	450	455
U.S. Treasury 4.50% 5/31/2029	1,025	1,053
U.S. Treasury 4.00% 2/28/2030	330	333
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 1.875% 2/15/2041 (c)	240	165
U.S. Treasury 3.25% 5/15/2042	106	88
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	336
Total U.S. Treasury bonds & notes		5,070
Asset-backed obligations 1.36%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	12	12
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	5	5
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	6	6
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	90	89
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	54	54
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	13	13
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)	3	3
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	257	265
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	17	17
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	12	12
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	45	45
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	66	60
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	85	77
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	101	96
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(d)(e)	84	83
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	100	94
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	13	13
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	5	5
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	2	2
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	3	3
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	100	102
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	484	487
		1,603
Total bonds, notes & other debt instruments (cost: $112,487,000)		112,200

245	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities 17.02%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 11.82%
ADP Tax Services, Inc. 7/1/2025 (d)	4.330%	USD1,400	$1,400
ADP Tax Services, Inc. 7/2/2025 (d)	4.340	1,500	1,500
Apple, Inc. 8/13/2025 (d)	4.300	2,400	2,387
CAFCO, LLC 8/19/2025 (d)	4.350	1,200	1,193
Chevron Corp. 7/22/2025 (d)	4.310	1,000	997
Chevron Corp. 9/12/2025 (d)	4.320	1,500	1,487
Johnson & Johnson 7/3/2025 (d)	4.260	1,000	1,000
Novartis Finance Corp. 7/7/2025 (d)	4.320	500	500
Paccar Financial Corp. 7/10/2025	4.360	1,500	1,498
Prudential Funding, LLC 7/2/2025	4.340	2,000	1,999
			13,961

Federal agency bills & notes 5.20%
Federal Farm Credit Banks 8/21/2025	4.220	1,600	1,590
Federal Farm Credit Banks 11/14/2025	4.140	900	886
Federal Home Loan Bank 9/3/2025	4.230	2,200	2,184
Federal Home Loan Bank 9/17/2025	4.230	1,500	1,486
Total short-term securities (cost: $20,108,000)			20,107
Options purchased (equity style) 0.00%
Options purchased (equity style)*			5
Total options purchased (equity style) (cost: $19,000)			5
Total investment securities 111.99% (cost: $132,614,000)			132,312
Other assets less liabilities (11.99)%			(14,171)
Net assets 100.00%			$118,141
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	18	9/12/2025	USD97.00	USD4,500	$1
3 Month SOFR Futures Options	47	9/12/2025	98.00	11,750	1
					$2
Put
3 Month SOFR Futures Options	120	12/12/2025	USD95.69	30,000	$3
					$5

American Funds Insurance Series	246

American Funds Mortgage Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	62	9/17/2025	USD14,828	$(2)
2 Year U.S. Treasury Note Futures	Long	212	10/3/2025	44,101	169
5 Year U.S. Treasury Note Futures	Long	191	10/3/2025	20,819	229
10 Year U.S. Treasury Note Futures	Long	45	9/30/2025	5,046	98
10 Year Ultra U.S. Treasury Note Futures	Long	17	9/30/2025	1,943	44
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	63
30 Year Ultra U.S. Treasury Bond Futures	Short	5	9/30/2025	(596)	(22)
					$579
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$— (b)	$—	$— (b)
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	101	—	101
						$100	$—	$100

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $841,000, which represented 0.71% of the net assets of the fund.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,564,000, which represented 11.48% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

247	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2025unaudited

Short-term securities 101.39%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 72.15%
ADP Tax Services, Inc. 7/02/2025 (a)	0.027%	USD3,000	$2,999
Alphabet,Inc. 9/23/2025 (a)	0.924	12,000	11,878
Apple, Inc. 8/04/2025 (a)	0.495	5,000	4,979
Apple, Inc. 9/15/2025 (a)	0.963	7,000	6,936
Chariot Funding, LLC 9/04/2025 (a)	0.969	5,000	4,960
Chariot Funding, LLC 9/15/2025 (a)	0.964	3,500	3,467
Chevron Corp. 7/22/2025 (a)	1.025	3,300	3,291
Cisco Systems, Inc. 7/10/2025 (a)	0.213	7,000	6,992
Cisco Systems, Inc. 8/01/2025 (a)	1.001	5,000	4,981
DBS Bank, Ltd. 8/18/2025 (a)	0.583	12,000	11,929
Honeywell International, Inc. 7/01/2025 (a)	1.976	10,000	9,999
Johnson & Johnson 7/03/2025 (a)	0.850	7,000	6,997
Johnson & Johnson 8/13/2025 (a)	0.964	5,000	4,974
Komatsu Finance America, Inc. 9/11/2025 (a)	0.802	1,600	1,586
Linde, Inc. 7/01/2025	0.576	5,500	5,499
Linde, Inc. 8/27/2025	0.678	7,000	6,952
LVMH Moet Hennessy Louis Vuitton, Inc. 10/01/2025 (a)	0.961	8,900	8,800
Nestle Finance International, Ltd. 7/30/2025 (a)	0.671	11,600	11,558
Novartis Finance Corp. 7/21/2025 (a)	0.297	10,000	9,975
Novartis Finance Corp. 7/22/2025 (a)	0.423	1,400	1,396
NRW.Bank 8/15/2025 (a)	1.141	12,000	11,934
OMERS Finance Trust 7/22/2025	1.031	7,000	6,981
Procter & Gamble Co. 9/22/2025 (a)	1.050	2,200	2,178
Procter & Gamble Co. 9/24/2025 (a)	1.064	10,000	9,898
Prudential Funding, LLC 7/02/2025	0.385	12,000	11,997
Roche Holdings, Inc. 9/03/2025 (a)	0.756	10,000	9,922
Sanofi 8/28/2025 (a)	0.983	6,000	5,957
Sanofi 9/17/2025 (a)	0.924	5,000	4,953
Siemens Capital Co., LLC 7/01/2025 (a)	0.399	10,000	9,999
Sumitomo Mitsui Trust Bank, Ltd. 7/18/2025 (a)	1.101	7,000	6,985
Victory Receivables Corp. 7/11/2025 (a)	1.041	10,000	9,987
Wal-Mart Stores, Inc. 7/07/2025 (a)	0.566	7,000	6,994
Wal-Mart Stores, Inc. 7/14/2025 (a)	0.303	6,000	5,990
			233,923
Bonds & notes of governments & government agencies outside the U.S. 20.81%
Alberta (Province of) 7/02/2025 (a)	0.319	4,800	4,799
Alberta (Province of) 7/21/2025 (a)	0.455	3,400	3,391
Alberta (Province of) 8/20/2025 (a)	0.620	3,400	3,379
European Investment Bank 7/17/2025	0.816	11,500	11,477
KfW 9/03/2025 (a)	1.724	7,000	6,946
KfW 9/17/2025 (a)	0.871	6,000	5,944
Ontario (Province of) 7/18/2025	0.269	4,100	4,091
Ontario (Province of) 7/21/2025	0.616	2,500	2,494
Ontario (Province of) 9/16/2025	0.906	5,000	4,953
Quebec (Province of) 7/09/2025 (a)	0.341	6,000	5,993
Quebec (Province of) 7/31/2025 (a)	0.499	4,100	4,085
Swedish Export Credit Corp. 9/10/2025	0.943	10,000	9,913
			67,465
Federal agency bills & notes 8.43%
Federal Farm Credit Banks 8/11/2025	0.563	3,400	3,384
Federal Farm Credit Banks 8/21/2025	0.662	2,400	2,386
Federal Home Loan Bank 7/09/2025	0.801	4,600	4,596
Federal Home Loan Bank 8/11/2025	0.512	1,800	1,791

American Funds Insurance Series	248

Ultra-Short Bond Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/22/2025	1.426%	USD6,400	$6,361
Federal Home Loan Bank 8/27/2025	0.913	3,900	3,874
Federal Home Loan Bank 9/17/2025	0.852	5,000	4,954
			27,346
Total short-term securities (cost: $328,764,000)			328,734
Total investment securities 101.39% (cost: $328,764,000)			328,734
Other assets less liabilities (1.39)%			(4,504)
Net assets 100.00%			$324,230

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,031,000, which represented 73.11% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

249	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 87.01%	Principal amount (000)	Value (000)
Mortgage-backed obligations 46.44%
Federal agency mortgage-backed obligations 46.44%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD4	$4
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	8	8
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	459	455
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,022	1,011
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	775	724
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	324	303
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	3
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	10	10
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	12	12
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	18	18
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	24,153	20,849
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	257	261
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	135	137
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	28	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	121	123
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	19	19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	68	69
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	7	8
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	29	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	1,070	1,107
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	52	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,526	3,276
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	45	41
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	6	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	105	100
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,531	2,334
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	33	30
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	62	58
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	87	83
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	24	23
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	909	846
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	337	312
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	89	82
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	458	424
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	248	229
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,904	2,577
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	744	628
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	25	22
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	468	391
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	159	134
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,592	1,339
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	194	155
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,362	1,080

American Funds Insurance Series	250

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD68	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	911	736
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	580	460
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	351	294
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	6	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,374	1,089
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,462	3,942
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,325	1,108
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	156	132
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	502	416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,259	1,045
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	579	485
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	375	311
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	41	33
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	1,041	875
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	666	589
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	481	381
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,951	1,709
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	1,000	866
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	399	316
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	381	317
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	168	141
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,076	2,710
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	5,245	4,157
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	414	386
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,271	2,599
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,164	5,947
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	173	150
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	573	534
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	101	80
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,587	2,412
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	53	53
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	47	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	211	167
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,265	2,045
Fannie Mae Pool #BW7327 4.50% 8/1/2052 (a)	2,765	2,652
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	311	308
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	48	47
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	1,239	1,155
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	649	622
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,362	8,240
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,297	2,616
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	922	886
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	839	806
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	8,256	8,137
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,769	4,693
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	596	598
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	542	544
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	83	83
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	209	218
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	51	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	52	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,569	2,464
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,867	1,914
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,383	1,287
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	710	732
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	797	812

251	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	USD588	$602
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	225	210
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	2,105	2,110
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	354	369
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	939	875
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	313	314
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,798	1,834
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	1,304	1,215
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	72	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,867	2,872
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,855	2,905
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,904	1,940
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,771	1,810
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,406	1,433
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,338	1,370
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	800	745
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	46	43
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	1,114	1,068
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	358	343
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,764	9,782
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,681	1,713
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	279	284
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	62	57
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	441	423
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	201	201
Fannie Mae Pool #CB7216 4.00% 9/1/2053 (a)	27	25
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	2,630	2,450
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	21,627	21,663
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	512	521
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	689	716
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	223	230
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	978	910
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	518	519
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	145	146
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	12,089	12,533
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	3,439	3,556
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,954	1,819
Fannie Mae Pool #MA5283 4.00% 2/1/2054 (a)	907	845
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	479	479
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	955	956
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	401	401
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	2,758	2,567
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,253	1,262
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	634	650
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,272	1,328
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,594	5,598
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,910	1,990
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,074	3,145
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	817	831
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	4,370	4,541
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	7,511	7,653
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,833	3,934
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,011	1,029
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	177	180
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	6,817	7,099
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,007	2,087
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,133	1,180
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	271	286
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	233	239

American Funds Insurance Series	252

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	USD215	$219
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	124	126
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	115	117
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	108	110
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,989	2,004
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,464	1,492
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	133	124
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	209	209
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	24	24
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	398	406
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	815	800
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	37	38
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,850	1,882
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,073	1,094
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	28	28
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	4,000	4,134
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,938	7,942
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	145	147
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	2,158	2,194
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	3,226	3,280
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,149	991
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	349	334
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	441	391
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	51	51
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (a)	947	881
Fannie Mae Pool #MB0299 4.00% 2/1/2055 (a)	899	836
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(c)(d)	990	963
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #1H1354 7.081% 11/1/2036 (a)(d)	30	31
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,130	1,056
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	234	237
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	482	489
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	630	542
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	9,080	8,052
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	22	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	112	108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	165	155
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(d)	210	209
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	42	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	59	54
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,793	5,472
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	43	40
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	41	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	34	31
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	28	25
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	20	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	19	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	1,083	1,028
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	59	55
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	47	45
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	23	21
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	13	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	91	86
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,429	5,141

253	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	USD165	$161
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	78	76
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	56	54
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	17	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	128	118
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	38	35
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	310	286
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	159	147
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	26	22
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,374	1,089
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,177	939
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,791	1,500
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	32	25
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	53	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	2,041	1,641
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	922	730
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	134	119
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	8,362	7,024
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	536	425
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	413	329
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	440	370
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	1,340	1,062
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	272	229
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	128	113
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	1,286	1,019
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	298	236
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	10,995	10,081
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	149	135
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	338	268
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	348	324
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(d)	424	389
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,787	6,755
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,221	2,793
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	139	129
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	182	174
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	787	776
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	46	46
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	39	38
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	834	800
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	210	201
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	122	117
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	9,439	9,298
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	1,376	1,283
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,197	3,066
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	3,089	2,962
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	82	78
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	999	976
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	957	920
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,908	1,915
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	4,227	4,396
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14	13
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (a)	760	708
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	764	711
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	861	863
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	804	819
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	434	443
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	83	80
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	768	769
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	502	503
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,733	3,803

American Funds Insurance Series	254

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	USD1,731	$1,765
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	257	268
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,455	1,458
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	14,538	14,809
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,775	3,843
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,904	1,938
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	803	818
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	403	413
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	348	356
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	247	253
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	194	200
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,992	2,073
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,727	1,797
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,668	1,743
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,623	1,695
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,143	1,196
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	874	912
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	550	570
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	482	510
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	16,933	16,977
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	617	618
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	18,216	18,553
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	19,987	20,355
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	725	726
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	39,176	39,944
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	2,110	2,150
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	87	90
Freddie Mac Pool #SD8366 5.00% 10/1/2053 (a)	3,281	3,228
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,713	4,800
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	711	681
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,169	3,177
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	10,396	10,814
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)	576	608
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,962	1,964
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	381	395
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	159	148
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	944	945
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	4,108	4,205
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	209	213
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	502	503
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)	515	480
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	576	580
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	100	101
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	494	506
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	481	482
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	77	79
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,443	2,544
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,230	1,282
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,851	12,146
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,802	2,926
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	1,068	1,112
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	651	680
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,348	8,505
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	3,103	3,161
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	246	252
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	6,989	7,236
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,177	4,207
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	1,001	1,002
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	3,261	3,323

255	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	USD1,501	$1,530
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	150	154
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	91	92
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,944	4,108
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	679	679
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	504	513
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	272	279
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	257	264
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	238	244
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	5,032	5,240
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,840	1,902
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4	4
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	46	48
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	408	408
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,846	3,917
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,569	1,610
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,098	1,124
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	484	492
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	82	83
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	12,305	12,716
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	450	458
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	118	120
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	667	654
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(d)	3,500	3,289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	721	618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	291	257
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,587	3,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,203	3,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	786	672
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,102	994
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	347	334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,476	3,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	416	400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,558	1,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	612	546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	328	294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,346	1,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	13,783	13,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,488	3,313
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	997	918
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	383
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,393	3,264
Government National Mortgage Assn. 3.50% 7/1/2055 (a)(e)	30	27
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(e)	5	5
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)	1,905	1,908
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	59	62
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	121	128
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	26	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	133	135
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	67
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,745	1,792
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	625	629
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	427	415
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	15	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	768	626

American Funds Insurance Series	256

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	USD673	$548
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,506	3,773
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,955	1,663
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	622	520
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,517	2,957
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	82	69
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	3,014	2,549
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,549	1,312
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	943	797
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	739	619
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	236	209
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	871	741
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	185	164
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,113	1,929
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	655	598
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,991	3,641
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	307	288
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	419	392
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	53	52
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,289	4,126
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,759	2,651
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,153	1,108
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,418	4,114
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	5,868	5,460
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,402	1,343
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)	4,240	3,946
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	436	405
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	424	310
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(e)	1,115	1,019
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(e)	920	900
Uniform Mortgage-Backed Security 5.00% 7/1/2040 (a)(e)	780	786
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)	8,642	7,167
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)	25,486	22,949
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)	1,272	1,183
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)	432	413
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(e)	437	429
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)	3,295	3,349
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)	12,685	13,356
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(e)	6,583	5,215
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(e)	10,488	9,074
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(e)	2,690	2,501
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(e)	50,461	52,030
Total mortgage-backed obligations		844,043
U.S. Treasury bonds & notes 37.75%
U.S. Treasury 33.19%
U.S. Treasury 3.125% 8/15/2025	390	389
U.S. Treasury 3.00% 10/31/2025	1,395	1,390
U.S. Treasury 4.25% 12/31/2025	17,685	17,687
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,402
U.S. Treasury 4.625% 3/15/2026	11,050	11,090
U.S. Treasury 4.50% 3/31/2026	1,435	1,439
U.S. Treasury 4.875% 4/30/2026	35,525	35,754
U.S. Treasury 0.875% 6/30/2026	2,065	2,002
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,902
U.S. Treasury 4.625% 9/15/2026	10,209	10,293

257	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 9/30/2026	USD11,100	$11,044
U.S. Treasury 3.875% 3/31/2027	23,000	23,039
U.S. Treasury 4.50% 4/15/2027	30,000	30,375
U.S. Treasury 0.50% 4/30/2027	1,250	1,179
U.S. Treasury 2.625% 5/31/2027	2,290	2,243
U.S. Treasury 3.75% 6/30/2027	33,220	33,242
U.S. Treasury 3.75% 8/15/2027	5,043	5,046
U.S. Treasury 4.25% 2/15/2028	48,655	49,313
U.S. Treasury 3.625% 5/31/2028	14,850	14,819
U.S. Treasury 1.25% 6/30/2028	3,325	3,096
U.S. Treasury 4.00% 6/30/2028	6,907	6,966
U.S. Treasury 1.00% 7/31/2028	970	894
U.S. Treasury 4.125% 7/31/2028	17,685	17,898
U.S. Treasury 2.625% 2/15/2029	3,270	3,149
U.S. Treasury 4.50% 5/31/2029	825	848
U.S. Treasury 2.625% 7/31/2029	9,309	8,917
U.S. Treasury 4.00% 7/31/2029	15,070	15,212
U.S. Treasury 4.125% 10/31/2029	4,800	4,869
U.S. Treasury 4.125% 11/30/2029	10,200	10,350
U.S. Treasury 4.375% 12/31/2029	23,475	24,057
U.S. Treasury 4.00% 2/28/2030	11,270	11,380
U.S. Treasury 4.00% 3/31/2030	15,000	15,140
U.S. Treasury 3.75% 6/30/2030	17,030	16,986
U.S. Treasury 4.625% 9/30/2030	1,290	1,338
U.S. Treasury 4.875% 10/31/2030	625	656
U.S. Treasury 4.25% 6/30/2031	9,625	9,801
U.S. Treasury 4.125% 11/30/2031	3,240	3,272
U.S. Treasury 4.125% 2/29/2032	9,305	9,390
U.S. Treasury 4.125% 3/31/2032	3,000	3,026
U.S. Treasury 2.75% 8/15/2032	8,095	7,467
U.S. Treasury 3.875% 8/15/2033	3,180	3,133
U.S. Treasury 4.375% 5/15/2034	1,687	1,714
U.S. Treasury 3.875% 8/15/2034	1,970	1,924
U.S. Treasury 4.25% 11/15/2034	1,790	1,796
U.S. Treasury 4.625% 2/15/2035	5,000	5,159
U.S. Treasury 4.50% 8/15/2039 (f)	13,655	13,601
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury 1.375% 11/15/2040	1,945	1,239
U.S. Treasury 3.875% 5/15/2043	820	732
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,654
U.S. Treasury 4.125% 8/15/2044 (f)	11,760	10,773
U.S. Treasury 2.50% 2/15/2045	4,850	3,415
U.S. Treasury 5.00% 5/15/2045	7,855	8,068
U.S. Treasury 2.50% 2/15/2046	3,900	2,703
U.S. Treasury 2.50% 5/15/2046	1,585	1,095
U.S. Treasury 2.875% 11/15/2046	2,700	1,988
U.S. Treasury 3.00% 8/15/2048	750	554
U.S. Treasury 2.375% 11/15/2049	1,435	923
U.S. Treasury 1.25% 5/15/2050	14,825	7,122
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050 (f)	26,165	13,785
U.S. Treasury 1.875% 2/15/2051	5,892	3,310
U.S. Treasury 2.375% 5/15/2051	6,280	3,985
U.S. Treasury 2.00% 8/15/2051	5,226	3,012
U.S. Treasury 1.875% 11/15/2051	3,164	1,760
U.S. Treasury 3.00% 8/15/2052	895	646
U.S. Treasury 4.00% 11/15/2052	1,849	1,618
U.S. Treasury 4.75% 11/15/2053	205	203
U.S. Treasury 4.25% 2/15/2054 (f)	11,130	10,157

American Funds Insurance Series	258

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,448
U.S. Treasury 4.25% 8/15/2054	3,825	3,493
U.S. Treasury 4.625% 2/15/2055	7,370	7,174
U.S. Treasury, interest only, 0% 11/15/2040 (f)	1,110	526
		603,291

U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (g)	2,398	2,398
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	9,477	9,371
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	2,916	2,856
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	36,770	37,226
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)	1,077	991
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	3,349	3,036
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	7,268	7,277
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)	139	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (f)(g)	1,483	1,152
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)	1,730	1,286
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)	319	231
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	363	211
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	142	77
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	802	636
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)	3,736	3,421
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)	12,921	12,496
		82,801
Total U.S. Treasury bonds & notes		686,092
Federal agency bonds & notes 2.82%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	91	90
Fannie Mae 7.125% 1/15/2030	2,000	2,273
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,416
Federal Home Loan Bank 5.50% 7/15/2036	300	327
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,794
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,930
Tennessee Valley Authority 4.875% 5/15/2035	2,445	2,502
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,809
Tennessee Valley Authority 5.88% 4/1/2036	875	969
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	218
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	695	666
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	897	911
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,217
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,060
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	3,006
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,971
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,733
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,327	2,187
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	1,639	1,528
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	330	304
		51,206
Total bonds, notes & other debt instruments (cost: $1,613,297,000)		1,581,341

259	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Short-term securities 16.90%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 13.73%
ADP Tax Services, Inc. 7/1/2025 (c)	4.330%	USD1,757	$1,757
ADP Tax Services, Inc. 7/2/2025 (c)	4.340	5,500	5,499
Alphabet,Inc. 9/23/2025 (c)	4.340	20,000	19,796
Apple, Inc. 8/4/2025 (c)	4.300	11,900	11,850
Apple, Inc. 8/13/2025 (c)	4.300	22,500	22,382
CAFCO, LLC 8/19/2025 (c)	4.350	15,300	15,207
Chariot Funding, LLC 8/25/2025 (c)	4.370	10,000	9,931
Chariot Funding, LLC 9/4/2025 (c)	4.370	7,000	6,943
Chariot Funding, LLC 9/15/2025 (c)	4.370	500	495
Cisco Systems, Inc. 8/1/2025 (c)	4.270	10,000	9,962
Cisco Systems, Inc. 8/5/2025 (c)	4.270	10,000	9,957
Coca-Cola Co. 7/17/2025 (c)	4.310	5,000	4,990
Eli Lilly and Co. 7/25/2025 (c)	4.330	8,700	8,674
Johnson & Johnson 7/3/2025 (c)	4.260	22,000	21,992
Komatsu Finance America, Inc. 9/11/2025 (c)	4.330	17,400	17,247
Linde, Inc. 8/27/2025	4.300	5,000	4,966
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (c)	4.310	5,000	4,944
Novartis Finance Corp. 7/7/2025 (c)	4.320	3,600	3,597
Paccar Financial Corp. 7/10/2025	4.360	8,400	8,390
Paccar Financial Corp. 7/24/2025	4.340	8,150	8,126
Prudential Funding, LLC 7/2/2025	4.340	16,000	15,996
Wal-Mart Stores, Inc. 7/7/2025 (c)	4.323	16,800	16,786
Wal-Mart Stores, Inc. 7/14/2025 (c)	4.310	10,000	9,983
Wal-Mart Stores, Inc. 7/21/2025 (c)	4.310	10,000	9,975
			249,445

Bonds & notes of governments & government agencies outside the U.S. 0.27%
Ontario (Province of) 7/18/2025	4.360	5,000	4,989

U.S. Treasury bills 0.15%
U.S. Treasury 7/1/2025	4.100	2,700	2,700

Federal agency bills & notes 2.75%
Federal Farm Credit Banks 8/7/2025	4.230	7,100	7,069
Federal Farm Credit Banks 8/27/2025	4.220	5,000	4,967
Federal Home Loan Bank 7/9/2025	4.210	8,900	8,892
Federal Home Loan Bank 7/11/2025	4.218	6,000	5,993
Federal Home Loan Bank 7/25/2025	4.204	7,500	7,480
Federal Home Loan Bank 8/27/2025	4.225	10,600	10,529
Federal Home Loan Bank 9/17/2025	4.230	5,000	4,955
Total short-term securities (cost: $307,049,000)			307,019

American Funds Insurance Series	260

U.S. Government Securities Fund (continued)
Options purchased (equity style) 0.01%	Value (000)
Options purchased (equity style)*	$206
Total options purchased (equity style) (cost: $626,000)	206
Total investment securities 103.92% (cost: $1,920,972,000)	1,888,566
Other assets less liabilities (3.92)%	(71,188)
Net assets 100.00%	$1,817,378
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	607	9/12/2025	USD97.00	USD151,750	$23
3 Month SOFR Futures Options	1,551	9/12/2025	98.00	387,750	29
3 Month SOFR Futures Options	106	12/12/2025	96.50	26,500	42
3 Month SOFR Futures Options	106	12/12/2025	97.00	26,500	19
3 Month SOFR Futures Options	105	12/12/2025	97.50	26,250	11
3 Month SOFR Futures Options	20	12/12/2025	98.00	5,000	1
					$125
Put
10 Year U.S. Treasury Note Futures Options	70	7/3/2025	USD111.25	7,000	$3
3 Month SOFR Futures Options	3,128	12/12/2025	95.69	782,000	78
					$81
					$206
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	111	9/2/2025	USD44,274	$(2)
3 Month SOFR Futures	Long	2,584	9/17/2025	617,996	(302)
3 Month SOFR Futures	Long	139	3/18/2026	33,475	56
3 Month SOFR Futures	Long	3	6/17/2026	724	(3)
2 Year U.S. Treasury Note Futures	Long	3,136	10/3/2025	652,362	2,220
5 Year U.S. Treasury Note Futures	Long	4,330	10/3/2025	471,970	5,219
10 Year U.S. Treasury Note Futures	Long	866	9/30/2025	97,100	1,787
10 Year Ultra U.S. Treasury Note Futures	Short	99	9/30/2025	(11,312)	(97)
20 Year U.S. Treasury Bond Futures	Long	146	9/30/2025	16,858	591
30 Year Ultra U.S. Treasury Bond Futures	Long	10	9/30/2025	1,191	10
					$9,479

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	$7	$—	$7
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	(11)	—	(11)
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	— (b)	—	— (b)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— (b)	—	— (b)
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	(2)	—	(2)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	8	—	8
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	4	—	4
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	3	—	3
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	2	—	2
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	2	—	2
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	82	—	82
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	82	—	82
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	195	—	195
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	97	—	97
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	220	—	220
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	191	—	191
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	278	—	278
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(16)	—	(16)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(9)	—	(9)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(13)	—	(13)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(15)	—	(15)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(509)	—	(509)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	67	—	67
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	33	—	33
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	429	—	429
SOFR	Annual	3.62%	Annual	6/30/2027	USD7,849	(31)	—	(31)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	8	—	8
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	13	—	13
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	172	—	172
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	6,039	—	6,039
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(28)	—	(28)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(17)	—	(17)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(9)	—	(9)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(9)	—	(9)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(34)	—	(34)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(15)	—	(15)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(19)	—	(19)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(28)	—	(28)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(23)	—	(23)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(19)	—	(19)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(141)	—	(141)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,074	—	2,074
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(13)	—	(13)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(34)	—	(34)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	35	—	35

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	$5	$—	$5
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	925	—	925
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,141)	—	(1,141)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(261)	—	(261)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(260)	—	(260)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	(25)	—	(25)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	524	—	524
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	98	—	98
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	93	—	93
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	218	—	218
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	216	—	216
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	130	—	130
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	121	—	121
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	115	—	115
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	112	—	112
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	114	—	114
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	135	—	135
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	239	—	239
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	129	—	129
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	111	—	111
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	131	—	131
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	87	—	87
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	64	—	64
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	18	—	18
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	323	—	323
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	325	—	325
						$11,516	$—	$11,516

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $212,930,000, which represented 11.72% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,617,000, which represented 0.80% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

263	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,422,976	$441,872
Total growth funds (cost: $324,437,000)		441,872
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,428,526	52,005
Total fixed income funds (cost: $51,791,000)		52,005
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	23,813,652	23,814
Total short-term securities (cost: $23,814,000)		23,814
Options purchased (equity style) 0.63%
Options purchased (equity style)*		3,271
Total options purchased (cost: $3,943,000)		3,271
Total investment securities 100.20% (cost: $403,985,000)		520,962
Other assets less liabilities (0.20)%		(1,017)
Net assets 100.00%		$519,945
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	10	USD6,205	USD4,225.00	12/19/2025	$21
S&P 500 Index	450	279,223	4,250.00	12/19/2025	958
S&P 500 Index	30	18,615	4,300.00	12/19/2025	67
S&P 500 Index	45	27,922	4,325.00	12/19/2025	103
S&P 500 Index	50	31,025	4,350.00	12/19/2025	117
S&P 500 Index	20	12,410	4,375.00	12/19/2025	48
S&P 500 Index	90	55,844	4,250.00	3/20/2026	334
S&P 500 Index	415	257,505	4,275.00	3/20/2026	1,623
					$3,271
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
British Pound Currency Futures	Short	1	9/15/2025	USD(86)	$(2)
Euro Currency Futures	Short	1	9/15/2025	(148)	(4)
S&P 500 E-mini Index Futures	Long	92	9/19/2025	28,767	66
					$60

American Funds Insurance Series	264

Managed Risk Growth Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$110,570	$123,574	$45,855	$(36,541)	$441,872	$852	$34,295
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	30,401	32,858	4	1,672	52,005	457	—
Total 94.99%				$45,859	$(34,869)	$493,877	$1,309	$34,295

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

265	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.91%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,843,208	$96,864
Total growth funds (cost: $76,504,000)		96,864
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,005	11,400
Total fixed income funds (cost: $11,262,000)		11,400
Short-term securities 4.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	4,707,948	4,708
Total short-term securities (cost: $4,708,000)		4,708
Options purchased (equity style) 0.42%
Options purchased (equity style)*		481
Total options purchased (cost: $718,000)		481
Total investment securities 99.45% (cost: $93,192,000)		113,453
Other assets less liabilities 0.55%		628
Net assets 100.00%		$114,081
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
iShares MSCI EAFE ETF	3,900	USD34,862	USD64.00	9/19/2025	$45
iShares MSCI EAFE ETF	120	1,073	65.00	9/19/2025	3
iShares MSCI EAFE ETF	150	1,341	69.00	9/19/2025	6
iShares MSCI EAFE ETF	1,500	13,408	65.00	12/19/2025	46
iShares MSCI EAFE ETF	750	6,704	75.00	12/19/2025	62
iShares MSCI EAFE ETF	350	3,128	76.00	12/19/2025	35
iShares MSCI EAFE ETF	250	2,235	65.00	3/20/2026	13
iShares MSCI EAFE ETF	3,300	29,499	70.00	3/20/2026	271
					$481
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
MSCI EAFE Index Futures	Short	8	9/19/2025	USD(1,073)	$(24)
S&P 500 E-mini Index Futures	Short	5	9/19/2025	(1,563)	(55)
Mini MSCI Emerging Market Index Futures	Short	45	9/19/2025	(2,775)	(47)
					$(126)

American Funds Insurance Series	266

Managed Risk International Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.91%
American Funds Insurance Series – International Fund, Class 1	$96,701	$9,227	$20,142	$2,798	$8,280	$96,864	$62	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	3,743	4,220	(30)	435	11,400	101	—
Total 94.90%				$2,768	$8,715	$108,264	$163	$—

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

267	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	15,813,911	$270,418
Total growth-and-income funds (cost: $211,011,000)		270,418
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,179,864	31,735
Total fixed income funds (cost: $31,329,000)		31,735
Short-term securities 4.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	14,661,495	14,661
Total short-term securities (cost: $14,661,000)		14,661
Options purchased (equity style) 0.38%
Options purchased (equity style)*		1,203
Total options purchased (cost: $1,977,000)		1,203
Total investment securities 99.99% (cost: $258,978,000)		318,017
Other assets less liabilities 0.01%		47
Net assets 100.00%		$318,064
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	250	USD155,124	USD4,500.00	9/19/2025	$215
S&P 500 Index	25	15,512	4,225.00	12/19/2025	52
S&P 500 Index	50	31,025	4,250.00	12/19/2025	107
S&P 500 Index	40	24,820	4,300.00	12/19/2025	89
S&P 500 Index	40	24,820	4,325.00	12/19/2025	91
S&P 500 Index	10	6,205	4,350.00	12/19/2025	23
S&P 500 Index	35	21,717	4,375.00	12/19/2025	84
S&P 500 Index	15	9,307	4,175.00	3/20/2026	53
S&P 500 Index	125	77,562	4,275.00	3/20/2026	489
					$1,203
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	38	9/19/2025	USD11,882	$298

American Funds Insurance Series	268

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.02%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$42,783	$50,322	$10,456	$(5,605)	$270,418	$933	$17,905
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	9,695	11,805	(345)	1,666	31,735	257	—
Total 95.00%				$10,111	$(3,939)	$302,153	$1,190	$17,905

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

269	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 79.76%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,136,375	$1,693,310
Total growth-and-income funds (cost: $1,467,670,000)		1,693,310
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,142,813	317,508
Total fixed income funds (cost: $314,557,000)		317,508
Short-term securities 4.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	99,642,239	99,642
Total short-term securities (cost: $99,642,000)		99,642
Options purchased (equity style) 0.69%
Options purchased (equity style)*		14,515
Total options purchased (cost: $22,680,000)		14,515
Total investment securities 100.10% (cost: $1,904,549,000)		2,124,975
Other assets less liabilities (0.10)%		(2,020)
Net assets 100.00%		$2,122,955
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	40	USD24,820	USD4,225.00	9/19/2025	$26
S&P 500 Index	80	49,640	4,300.00	9/19/2025	56
S&P 500 Index	70	43,435	4,450.00	9/19/2025	58
S&P 500 Index	2,200	1,365,089	4,500.00	9/19/2025	1,888
S&P 500 Index	120	74,459	4,125.00	12/19/2025	226
S&P 500 Index	150	93,074	4,225.00	12/19/2025	311
S&P 500 Index	1,285	797,336	4,250.00	12/19/2025	2,737
S&P 500 Index	500	310,247	4,300.00	12/19/2025	1,118
S&P 500 Index	120	74,459	4,325.00	12/19/2025	274
S&P 500 Index	160	99,279	4,375.00	12/19/2025	386
S&P 500 Index	80	49,640	4,175.00	3/20/2026	280
S&P 500 Index	1,830	1,135,506	4,275.00	3/20/2026	7,155
					$14,515

American Funds Insurance Series	270

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	460	9/19/2025	USD143,836	$3,205
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$409,049	$302,039	$54,771	$(205,377)	$1,693,310	$4,029	$278,792
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	82,741	102,164	(557)	11,805	317,508	2,800	—
Total 94.72%				$54,214	$(193,572)	$2,010,818	$6,829	$278,792

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

271	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Asset allocation funds 95.10%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	71,278,050	$1,858,219
Total asset allocation funds (cost: $1,681,795,000)		1,858,219
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	94,150,915	94,151
Total short-term securities (cost: $94,151,000)		94,151
Options purchased (equity style) 0.15%
Options purchased (equity style)*		2,833
Total options purchased (cost: $3,627,000)		2,833
Total investment securities 100.07% (cost: $1,779,573,000)		1,955,203
Other assets less liabilities (0.07)%		(1,334)
Net assets 100.00%		$1,953,869
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	20	USD12,410	USD4,300.00	9/19/2025	$14
S&P 500 Index	20	12,410	4,500.00	9/19/2025	17
S&P 500 Index	30	18,615	4,125.00	12/19/2025	57
S&P 500 Index	35	21,717	4,225.00	12/19/2025	72
S&P 500 Index	405	251,300	4,250.00	12/19/2025	863
S&P 500 Index	105	65,152	4,300.00	12/19/2025	235
S&P 500 Index	30	18,615	4,350.00	12/19/2025	70
S&P 500 Index	385	238,891	4,275.00	3/20/2026	1,505
					$2,833
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	81	9/19/2025	USD25,328	$638

American Funds Insurance Series	272

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.10%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$243,681	$317,008	$(5,123)	$13,191	$1,858,219	$8,184	$127,660

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,417,403	$2,956,588	$50,144,089	$6,929,119	$3,605,243
Affiliated issuers	237,566	156,122	1,443,384	330,868	147,681
Cash	177	303	335	608	293
Cash collateral received for securities on loan	—	2,182	14,037	—	478
Cash collateral pledged for futures contracts	—	—	—	—	150
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	510	608	1,254	5,444	1,308
Unrealized appreciation on open forward currency contracts	—	—	—	—	90
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	2,449	—	23,471	4,758
Sales of fund’s shares	4,270	814	35,214	2,867	4,264
Dividends and interest	11,835	4,669	17,251	16,811	9,797
Variation margin on futures contracts	—	—	—	—	22
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	3	33	36	5	3
Other	424	197	97	810	300
	8,672,188	3,123,965	51,655,697	7,310,003	3,774,387
Liabilities:
Collateral for securities on loan	—	21,824	140,364	—	4,784
Unrealized depreciation on open forward currency contracts	—	—	—	—	168
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	31,663	5,973	14,198	47,280	10,534
Repurchases of fund’s shares	38,493	10,483	187,437	20,823	6,332
Investment advisory services	2,580	1,465	12,329	2,765	1,514
Insurance administrative fees	619	196	3,597	296	525
Services provided by related parties	1,145	504	6,608	959	437
Trustees’ deferred compensation	124	68	683	195	57
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	6,022	16,925	—	28,851	22,200
Other	90	50	713	130	174
	80,736	57,488	365,929	101,299	46,727
Commitments and contingencies*
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,832,286	$2,197,996	$19,661,442	$5,060,920	$2,275,998
Total distributable earnings (accumulated loss)	3,759,166	868,481	31,628,326	2,147,784	1,451,662
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Investment securities on loan, at value	$11	$21,033	$137,026	$—	$7,151
Investment securities, at cost
Unaffiliated issuers	4,879,530	2,155,395	20,971,807	5,063,863	2,264,412
Affiliated issuers	237,553	156,110	1,443,194	330,857	147,673
Cash denominated in currencies other than U.S. dollars, at cost	510	608	1,254	5,444	1,307
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,287,736	$15,216	$1,931,702	$40,992,508	$380,489
Affiliated issuers	366,782	510	76,286	1,643,318	15,675
Cash	336	50	121	201	36
Cash collateral received for securities on loan	1	—	899	—	94
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	627	2,042	256
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,690	—	3,968	—	621
Sales of fund’s shares	6,995	16	2,215	6,034	627
Dividends and interest	14,672	12	4,292	42,203	1,442
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	11	— †	1	10	2
Other	1	—	272	440	56
	11,696,228	15,804	2,020,383	42,686,756	399,298
Liabilities:
Collateral for securities on loan	5	7	8,988	—	937
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	9,997	36	5,744	25,347	729
Repurchases of fund’s shares	9,657	— †	5,926	82,681	902
Investment advisory services	2,096	6	601	8,480	152
Insurance administrative fees	1,177	— †	182	1,699	114
Services provided by related parties	1,296	—	324	4,431	81
Trustees’ deferred compensation	153	— †	33	704	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	154	—	863	1,045	253
Other	4	— †	18	52	51
	24,539	49	22,679	124,439	3,233
Commitments and contingencies*
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,758,521	$15,085	$1,120,609	$22,041,672	$309,180
Total distributable earnings (accumulated loss)	4,913,168	670	877,095	20,520,645	86,885
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Investment securities on loan, at value	$4	$7	$8,902	$—	$891
Investment securities, at cost
Unaffiliated issuers	6,918,368	14,602	1,157,926	22,366,500	275,220
Affiliated issuers	366,732	510	76,280	1,557,595	15,673
Cash denominated in currencies other than U.S. dollars, at cost	4	—	627	2,042	256
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,415,891	$26,082,288	$394,091	$10,443,773	$1,419,926
Affiliated issuers	147,304	2,096,328	25,703	745,797	56,565
Cash	837	733	46	144	88
Cash collateral received for securities on loan	1,754	235	154	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	207	404	342	242	1,005
Unrealized appreciation on open forward currency contracts	—	—	280	637	3,338
Bilateral swaps, at value	—	—	60	2,806	522
Unrealized appreciation on unfunded commitments*	—	2	—	—	— †
Receivables for:
Sales of investments	32,413	1,054,925	3,625	580,724	523
Sales of fund’s shares	18,606	6,351	436	39,402	2,634
Dividends and interest	5,662	81,500	2,051	84,545	14,704
Variation margin on futures contracts	248	3,148	102	8,173	1,130
Variation margin on centrally cleared swap contracts	6	—	23	223	218
Variation margin on options (futures style)	—	—	9	—	77
Securities lending income	3	22	— †	—	—
Other	179	719	61	61	465
	1,623,110	29,326,655	426,983	11,906,527	1,501,195
Liabilities:
Collateral for securities on loan	17,540	2,353	1,545	—	—
Unrealized depreciation on open forward currency contracts	—	—	601	2,964	3,277
Bilateral swaps, at value	—	—	284	1,761	3,690
Options written, at value	—	—	—	—	12
Payables for:
Purchases of investments	36,269	1,593,478	4,947	924,089	18,908
Repurchases of fund’s shares	1,300	39,578	418	6,595	1,783
Investment advisory services	284	5,882	143	1,795	514
Insurance administrative fees	431	4,051	99	913	62
Services provided by related parties	184	2,924	73	1,074	206
Trustees’ deferred compensation	15	431	6	178	32
Variation margin on futures contracts	17	1,321	33	463	346
Variation margin on centrally cleared swap contracts	18	234	14	1,126	230
Variation margin on options (futures style)	—	—	7	—	58
Non-U.S. taxes	717	800	182	—	20
Other	12	22	42	6	103
	56,787	1,651,074	8,394	940,964	29,241
Commitments and contingencies*
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,157,379	$18,236,532	$331,978	$12,407,733	$1,667,643
Total distributable earnings (accumulated loss)	408,944	9,439,049	86,611	(1,442,170)	(195,689)
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Investment securities on loan, at value	$16,714	$2,306	$1,472	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,052,673	18,416,741	317,156	10,550,966	1,430,793
Affiliated issuers	150,264	2,120,361	25,449	745,710	54,976
Cash denominated in currencies other than U.S. dollars, at cost	210	427	341	238	1,005
Premiums received on options written	—	—	13	—	121

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$941,867	$132,312	$328,734	$1,888,566	$27,085
Affiliated issuers	45,169	—	—	—	493,877
Cash	493	148	106	2,239	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	257	—	—	—	967
Cash collateral pledged for swap contracts	1,348	—	—	—	—
Cash denominated in currencies other than U.S. dollars	2	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	2	—	—	—	—
Receivables for:
Sales of investments	897	19,309	—	198,469	1,981
Sales of fund’s shares	1,131	536	71	8,809	40
Dividends and interest	14,530	455	—	10,099	79
Variation margin on futures contracts	18	74	—	1,211	92
Variation margin on centrally cleared swap contracts	—	1	—	546	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	5	1	—	—	—
	1,005,719	152,836	328,911	2,109,939	524,121
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	8,748	34,514	—	287,995	2,850
Repurchases of fund’s shares	1,378	80	4,484	2,734	829
Investment advisory services	229	21	70	315	42
Insurance administrative fees	117	36	46	320	304
Services provided by related parties	175	22	69	302	99
Trustees’ deferred compensation	33	4	12	48	6
Variation margin on futures contracts	9	8	—	104	46
Variation margin on centrally cleared swap contracts	91	10	—	742	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—	—	—	1	—
	10,780	34,695	4,681	292,561	4,176
Commitments and contingencies*
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,276,070	$128,755	$317,685	$2,060,022	$436,834
Total distributable earnings (accumulated loss)	(281,131)	(10,614)	6,545	(242,644)	83,111
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	925,675	132,614	328,764	1,920,972	27,757
Affiliated issuers	45,164	—	—	—	376,228
Cash denominated in currencies other than U.S. dollars, at cost	2	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,189	$15,864	$114,157	$96,984
Affiliated issuers	108,264	302,153	2,010,818	1,858,219
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	673	722	6,046	1,606
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	593	585	13,194	2,675
Sales of fund’s shares	7	6	22	162
Dividends and interest	18	53	357	347
Variation margin on futures contracts	— †	112	1,112	234
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,744	319,495	2,145,706	1,960,227
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	502	800	13,902	1,501
Repurchases of fund’s shares	60	292	6,786	2,977
Investment advisory services	9	26	171	158
Insurance administrative fees	68	190	1,257	1,177
Services provided by related parties	22	62	53	390
Trustees’ deferred compensation	2	5	26	38
Variation margin on futures contracts	—	56	556	117
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	663	1,431	22,751	6,358
Commitments and contingencies*
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Net assets consist of:
Capital paid in on shares of beneficial interest	$139,237	$288,277	$1,694,131	$1,732,385
Total distributable earnings (accumulated loss)	(25,156)	29,787	428,824	221,484
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,426	16,638	122,322	97,778
Affiliated issuers	87,766	242,340	1,782,227	1,681,795
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,826,307	$885,004	$23,219,776	$3,273,585	$1,963,422
	Shares outstanding	106,790	46,087	179,874	163,697	66,495
	Net asset value per share	$35.83	$19.20	$129.09	$20.00	$29.53
Class 1A:	Net assets	$23,541	$6,080	$394,214	$14,290	$12,395
	Shares outstanding	662	322	3,092	719	423
	Net asset value per share	$35.56	$18.89	$127.48	$19.87	$29.34
Class 2:	Net assets	$3,658,494	$1,785,308	$21,211,228	$3,398,928	$851,450
	Shares outstanding	103,962	99,231	166,854	170,971	29,249
	Net asset value per share	$35.19	$17.99	$127.12	$19.88	$29.11
Class 3:	Net assets			$286,572	$15,420
	Shares outstanding	Not applicable	Not applicable	2,195	769	Not applicable
	Net asset value per share			$130.57	$20.06
Class 4:	Net assets	$1,083,110	$390,085	$6,177,978	$506,481	$900,393
	Shares outstanding	31,244	21,761	50,128	25,929	31,253
	Net asset value per share	$34.67	$17.93	$123.24	$19.53	$28.81

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,487,868	$10	$611,606	$25,261,729	$31,530
	Shares outstanding	379,415	1	36,247	404,854	2,559
	Net asset value per share	$17.10	$10.45	$16.87	$62.40	$12.32
Class 1A:	Net assets	$34,514	$10	$10,701	$47,962	$7,639
	Shares outstanding	2,030	1	639	776	639
	Net asset value per share	$17.00	$10.45	$16.75	$61.80	$11.96
Class 2:	Net assets	$3,097,649	$11	$1,060,266	$14,111,614	$164,143
	Shares outstanding	185,220	1	63,087	231,203	13,720
	Net asset value per share	$16.72	$10.45	$16.81	$61.04	$11.96
Class 3:	Net assets				$154,690
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,474	Not applicable
	Net asset value per share				$62.54
Class 4:	Net assets	$2,051,658	$15,724	$315,131	$2,986,322	$192,753
	Shares outstanding	124,370	1,505	19,301	50,082	16,407
	Net asset value per share	$16.50	$10.45	$16.33	$59.63	$11.75

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$793,538	$16,240,337	$96,777	$6,713,270	$619,493
	Shares outstanding	57,708	622,968	7,093	700,832	59,346
	Net asset value per share	$13.75	$26.07	$13.64	$9.58	$10.44
Class 1A:	Net assets	$13,755	$44,955	$4,073	$259,363	$26,030
	Shares outstanding	1,002	1,737	301	27,296	2,519
	Net asset value per share	$13.73	$25.87	$13.54	$9.50	$10.33
Class 2:	Net assets	$20,266	$4,400,629	$149,204	$2,710,252	$754,851
	Shares outstanding	1,475	171,759	11,005	287,705	73,192
	Net asset value per share	$13.74	$25.62	$13.56	$9.42	$10.31
Class 3:	Net assets		$33,494
	Shares outstanding	Not applicable	1,284	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.09
Class 4:	Net assets	$738,764	$6,956,166	$168,535	$1,282,678	$71,580
	Shares outstanding	53,861	274,415	12,672	137,094	7,060
	Net asset value per share	$13.72	$25.35	$13.30	$9.36	$10.14

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$248,752	$17,791	$34,289	$269,845
	Shares outstanding	26,289	1,879	2,993	27,050	Not applicable
	Net asset value per share	$9.46	$9.47	$11.46	$9.98
Class 1A:	Net assets	$3,290	$3,037	$127	$276,893
	Shares outstanding	350	325	11	27,940	Not applicable
	Net asset value per share	$9.41	$9.33	$11.44	$9.91
Class 2:	Net assets	$534,801	$41,346	$227,700	$1,029,394
	Shares outstanding	58,049	4,418	20,602	104,700	Not applicable
	Net asset value per share	$9.21	$9.36	$11.05	$9.83
Class 3:	Net assets	$8,031		$3,782	$5,264
	Shares outstanding	844	Not applicable	338	526	Not applicable
	Net asset value per share	$9.51		$11.21	$10.00
Class 4:	Net assets	$200,065	$55,967	$58,332	$235,982
	Shares outstanding	19,314	6,068	5,249	24,059	Not applicable
	Net asset value per share	$10.36	$9.22	$11.11	$9.81
Class P1:	Net assets					$13,806
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,031
	Net asset value per share					$13.39
Class P2:	Net assets					$506,139
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,220
	Net asset value per share					$13.24

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,954	$2,740	$1,855,636	$12,050
	Shares outstanding	233	226	131,460	946
	Net asset value per share	$8.40	$12.11	$14.12	$12.74
Class P2:	Net assets	$112,127	$315,324	$267,319	$1,941,819
	Shares outstanding	13,401	26,237	19,091	157,980
	Net asset value per share	$8.37	$12.02	$14.00	$12.29
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$78,930	$22,148	$127,325	$103,236	$40,021
Affiliated issuers	—	2,399	28,944	6,773	2,879
	78,930	24,547	156,269	110,009	42,900
Interest from unaffiliated issuers	322	544	47	326	5,531
Securities lending income (net of fees)	24	170	101	30	33
	79,276	25,261	156,417	110,365	48,464
Fees and expenses*:
Investment advisory services	18,949	9,266	71,060	16,287	9,926
Distribution services	5,501	2,468	31,424	4,641	2,023
Insurance administrative services	1,233	392	7,157	592	1,046
Transfer agent services	1	— †	5	1	— †
Administrative services	1,197	430	7,012	1,022	516
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	32	15	216	27	10
Registration statement and prospectus	10	4	74	11	4
Trustees’ compensation	14	5	81	12	6
Auditing and legal	18	38	45	23	16
Custodian	340	210	358	480	564
Other	5	22	24	4	25
Total fees and expenses before waivers and/or reimbursements	27,300	12,850	117,456	23,100	14,136
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,251	622	—	—	1,204
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,251	622	—	—	1,204
Total fees and expenses after waivers and/or reimbursements	23,049	12,228	117,456	23,100	12,932
Net investment income	56,227	13,033	38,961	87,265	35,532
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	212,755	98,985	2,508,111	442,791	117,197
Affiliated issuers	(41)	2,156	(73)	(59)	(15)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(253)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,087)	51	454	2,634	(175)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	211,627	101,192	2,508,492	445,366	116,716
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	616,756	126,975	2,234,698	259,557	355,998
Affiliated issuers	(39)	(12,779)	(7)	(34)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(158)
Swap contracts	—	—	—	—	104
Currency translations	501	219	142	1,164	458
	617,218	114,415	2,234,833	260,687	356,444
Net realized gain (loss) and unrealized appreciation (depreciation)	828,845	215,607	4,743,325	706,053	473,160
Net increase (decrease) in net assets resulting from operations	$885,072	$228,640	$4,782,286	$793,318	$508,692

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,376	$85	$22,810	$272,732	$7,423
Affiliated issuers	7,099	7	1,606	37,275	272
	112,475	92	24,416	310,007	7,695
Interest from unaffiliated issuers	14	1	80	83	2
Securities lending income (net of fees)	66	1	8	29	5
	112,555	94	24,504	310,119	7,702
Fees and expenses*:
Investment advisory services	20,532	33	4,458	49,976	841
Distribution services	5,985	— †	1,600	20,214	403
Insurance administrative services	2,337	— †	361	3,435	218
Transfer agent services	1	—	— †	5	— †
Administrative services	1,647	2	282	6,001	53
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	2	5	186	6
Registration statement and prospectus	6	2	1	64	— †
Trustees’ compensation	19	— †	4	69	— †
Auditing and legal	24	21	15	41	14
Custodian	111	— †	69	150	34
Other	6	— †	1	22	— †
Total fees and expenses before waivers and/or reimbursements	30,679	60	6,796	80,163	1,569
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	7,873	—	939	—	—
Miscellaneous fee reimbursement	—	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	7,873	21	939	—	—
Total fees and expenses after waivers and/or reimbursements	22,806	39	5,857	80,163	1,569
Net investment income	89,749	55	18,647	229,956	6,133
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	466,620	1	94,134	1,545,351	3,484
Affiliated issuers	(31)	— †	(8)	6,213	— †
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(19)
Swap contracts	—	—	—	—	—
Currency transactions	(10)	—	146	(671)	26
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	466,579	1	94,272	1,550,893	3,491
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	422,904	1,052	120,534	1,519,959	58,509
Affiliated issuers	(37)	— †	(2)	(101,573)	(1)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	261	696	100
	422,875	1,052	120,793	1,419,082	58,598
Net realized gain (loss) and unrealized appreciation (depreciation)	889,454	1,053	215,065	2,969,975	62,089
Net increase (decrease) in net assets resulting from operations	$979,203	$1,108	$233,712	$3,199,931	$68,222

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$22,301	$115,625	$3,666	$—	$87
Affiliated issuers	2,604	57,784	637	16,350	1,371
	24,905	173,409	4,303	16,350	1,458
Interest from unaffiliated issuers	4,788	173,336	2,702	250,561	32,199
Securities lending income (net of fees)	19	67	1	—	—
	29,712	346,812	7,006	266,911	33,657
Fees and expenses*:
Investment advisory services	2,550	35,056	884	19,253	3,116
Distribution services	854	13,524	374	4,906	1,018
Insurance administrative services	847	8,266	196	1,815	126
Transfer agent services	— †	3	— †	1	— †
Administrative services	214	3,972	60	1,641	217
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	6	58	5	48	6
Registration statement and prospectus	7	35	1	42	1
Trustees’ compensation	3	45	1	18	3
Auditing and legal	29	39	20	8	1
Custodian	50	102	51	79	119
Other	1	17	— †	6	1
Total fees and expenses before waivers and/or reimbursements	4,561	61,117	1,592	27,817	4,608
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	929	—	27	8,204	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	929	—	27	8,204	—
Total fees and expenses after waivers and/or reimbursements	3,632	61,117	1,565	19,613	4,608
Net investment income	26,080	285,695	5,441	247,298	29,049
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	32,418	1,657,001	10,337	(28,295)	(17,007)
Affiliated issuers	—	(136,762)	(3)	94	(1)
Options purchased (futures style)	—	—	(44)	—	(399)
Options written	—	—	27	—	297
Futures contracts	(329)	5,194	(227)	(29,364)	(425)
Forward currency contracts	—	—	(4,788)	(8,500)	1,112
Swap contracts	60	(455)	6	5,186	404
Currency transactions	4	(536)	(66)	22	(406)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	32,153	1,524,442	5,242	(60,857)	(16,425)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	106,144	112,140	25,483	205,102	97,958
Affiliated issuers	561	148,001	70	(208)	385
Options purchased (futures style)	—	—	7	—	64
Options written	—	—	(5)	—	15
Futures contracts	2,387	21,662	519	71,589	5,267
Forward currency contracts	—	—	(140)	(4,153)	118
Swap contracts	(216)	(884)	204	3,548	3,041
Currency translations	179	646	96	133	753
	109,055	281,565	26,234	276,011	107,601
Net realized gain (loss) and unrealized appreciation (depreciation)	141,208	1,806,007	31,476	215,154	91,176
Net increase (decrease) in net assets resulting from operations	$167,288	$2,091,702	$36,917	$462,452	$120,225

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$789	$—	$—	$—	$421
Affiliated issuers	863	—	—	—	1,309
	1,652	—	—	—	1,730
Interest from unaffiliated issuers	33,248	3,012	7,558	42,463	—
Securities lending income (net of fees)	—	—	—	—	—
	34,900	3,012	7,558	42,463	1,730
Fees and expenses*:
Investment advisory services	1,918	168	439	2,661	333
Distribution services	888	117	382	1,571	608
Insurance administrative services	225	69	88	638	625
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	143	17	51	271	—
Accounting and administrative services	—	—	—	—	30
Reports to shareholders	7	5	6	8	—
Registration statement and prospectus	2	1	1	3	5
Trustees’ compensation	1	— †	— †	3	1
Auditing and legal	9	— †	— †	1	— †
Custodian	12	8	— †	17	4
Other	10	— †	— †	1	— †
Total fees and expenses before waivers and/or reimbursements	3,215	385	967	5,174	1,606
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	570	44	—	661	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	570	44	—	661	83
Total fees and expenses after waivers and/or reimbursements	2,645	341	967	4,513	1,523
Net investment income	32,255	2,671	6,591	37,950	207
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	730	(49)	—	454	(2,283)
Affiliated issuers	(6)	—	—	—	45,859
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	160	243	—	6,752	(15,006)
Forward currency contracts	—	—	—	—	—
Swap contracts	(1)	9	—	2,638	—
Currency transactions	9	—	—	—	123
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	892	203	—	9,844	62,988
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	5,595	1,749	(53)	23,033	15
Affiliated issuers	2	—	—	—	(34,869)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	214	920	—	16,396	(403)
Forward currency contracts	—	—	—	—	—
Swap contracts	(525)	(41)	—	(2,276)	—
Currency translations	3	—	—	—	—
	5,289	2,628	(53)	37,153	(35,257)
Net realized gain (loss) and unrealized appreciation (depreciation)	6,181	2,831	(53)	46,997	27,731
Net increase (decrease) in net assets resulting from operations	$38,436	$5,502	$6,538	$84,947	$27,938

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$100	$280	$1,932	$1,845
Affiliated issuers	163	1,190	6,829	8,184
	263	1,470	8,761	10,029
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	263	1,470	8,761	10,029
Fees and expenses*:
Investment advisory services	75	208	1,390	1,290
Distribution services	138	388	327	2,402
Insurance administrative services	141	391	2,602	2,416
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	26	28	45	44
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	5	4	5
Trustees’ compensation	— †	1	3	3
Auditing and legal	— †	— †	2	1
Custodian	4	3	4	4
Other	— †	— †	1	1
Total fees and expenses before waivers and/or reimbursements	389	1,024	4,378	6,166
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	349	324
Miscellaneous fee reimbursement	— †	—	—	—
Total waivers and/or reimbursements of fees and expenses	19	52	349	324
Total fees and expenses after waivers and/or reimbursements	370	972	4,029	5,842
Net investment income	(107)	498	4,732	4,187
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(561)	(1,416)	(14,007)	(1,782)
Affiliated issuers	2,768	10,111	54,214	(5,123)
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,387)	(9,931)	(54,893)	(49,874)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	33	47	205	177
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(4,147)	16,716	264,311	71,058
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(152)	(135)	(1,473)	(299)
Affiliated issuers	8,715	(3,939)	(193,572)	13,191
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(227)	372	4,222	1,361
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	8,336	(3,702)	(190,823)	14,253
Net realized gain (loss) and unrealized appreciation (depreciation)	4,189	13,014	73,488	85,311
Net increase (decrease) in net assets resulting from operations	$4,082	$13,512	$78,220	$89,498
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$56,227	$83,934	$13,033	$14,439	$38,961	$123,765
Net realized gain (loss)	211,627	1,058,571	101,192	67,213	2,508,492	3,989,653
Net unrealized appreciation (depreciation)	617,218	(106,961)	114,415	(6,037)	2,234,833	7,880,200
Net increase (decrease) in net assets resulting from operations	885,072	1,035,544	228,640	75,615	4,782,286	11,993,618
Distributions paid to shareholders	(1,069,091)	(362,247)	(65,735)	(145,595)	(4,035,332)	(1,183,768)
Net capital share transactions	717,148	(305,156)	(86,887)	(124,117)	2,839,871	(2,405,717)
Total increase (decrease) in net assets	533,129	368,141	76,018	(194,097)	3,586,825	8,404,133
Net assets:
Beginning of period	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of period	$8,591,452	$8,058,323	$3,066,477	$2,990,459	$51,289,768	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$87,265	$80,016	$35,532	$49,823	$89,749	$178,541
Net realized gain (loss)	445,366	335,500	116,716	148,263	466,579	784,826
Net unrealized appreciation (depreciation)	260,687	(158,907)	356,444	26,354	422,875	937,617
Net increase (decrease) in net assets resulting from operations	793,318	256,609	508,692	224,440	979,203	1,900,984
Distributions paid to shareholders	(2,865)	(91,320)	(152,884)	(66,666)	(812,730)	(270,276)
Net capital share transactions	(368,267)	(557,783)	(39,747)	(124,462)	439,202	(851,035)
Total increase (decrease) in net assets	422,186	(392,494)	316,061	33,312	605,675	779,673
Net assets:
Beginning of period	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of period	$7,208,704	$6,786,518	$3,727,660	$3,411,599	$11,671,689	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Period ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024[2]	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$55	$13	$18,647	$29,625	$229,956	$464,425
Net realized gain (loss)	1	4	94,272	142,599	1,550,893	6,999,624
Net unrealized appreciation (depreciation)	1,052	(438)	120,793	78,887	1,419,082	1,206,283
Net increase (decrease) in net assets resulting from operations	1,108	(421)	233,712	251,111	3,199,931	8,670,332
Distributions paid to shareholders	(5)	(13)	(75,167)	(32,476)	(7,076,713)	(2,264,497)
Net capital share transactions	73	15,013	(49,160)	(191,651)	5,184,105	(2,602,817)
Total increase (decrease) in net assets	1,176	14,579	109,385	26,984	1,307,323	3,803,018
Net assets:
Beginning of period	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of period	$15,755	$14,579	$1,997,704	$1,888,319	$42,562,317	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$6,133	$7,648	$26,080	$42,544	$285,695	$590,761
Net realized gain (loss)	3,491	(1,592)	32,153	24,024	1,524,442	1,925,378
Net unrealized appreciation (depreciation)	58,598	5,162	109,055	61,325	281,565	1,576,776
Net increase (decrease) in net assets resulting from operations	68,222	11,218	167,288	127,893	2,091,702	4,092,915
Distributions paid to shareholders	(1,423)	(8,098)	(16,131)	(45,676)	(2,025,651)	(1,743,267)
Net capital share transactions	6,613	(9,047)	46,498	35,182	523,850	(949,298)
Total increase (decrease) in net assets	73,412	(5,927)	197,655	117,399	589,901	1,400,350
Net assets:
Beginning of period	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of period	$396,065	$322,653	$1,566,323	$1,368,668	$27,675,581	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$5,441	$9,318	$247,298	$501,464	$29,049	$61,225
Net realized gain (loss)	5,242	16,800	(60,857)	(134,500)	(16,425)	(22,949)
Net unrealized appreciation (depreciation)	26,234	(1,065)	276,011	(207,188)	107,601	(80,072)
Net increase (decrease) in net assets resulting from operations	36,917	25,053	462,452	159,776	120,225	(41,796)
Distributions paid to shareholders	(16,555)	(7,048)	(96,658)	(475,626)	(3,588)	(33,915)
Net capital share transactions	5,945	(14,487)	(567,129)	474,834	(92,920)	(16,393)
Total increase (decrease) in net assets	26,307	3,518	(201,335)	158,984	23,717	(92,104)
Net assets:
Beginning of period	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of period	$418,589	$392,282	$10,965,563	$11,166,898	$1,471,954	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$32,255	$60,672	$2,671	$5,237	$6,591	$16,889
Net realized gain (loss)	892	3,094	203	(1,054)	—	— [3]
Net unrealized appreciation (depreciation)	5,289	19,028	2,628	(3,372)	(53)	130
Net increase (decrease) in net assets resulting from operations	38,436	82,794	5,502	811	6,538	17,019
Distributions paid to shareholders	(10,773)	(59,402)	(896)	(5,001)	(2,557)	(17,633)
Net capital share transactions	35,313	34,726	2,704	7,230	(18,429)	(33,462)
Total increase (decrease) in net assets	62,976	58,118	7,310	3,040	(14,448)	(34,076)
Net assets:
Beginning of period	931,963	873,845	110,831	107,791	338,678	372,754
End of period	$994,939	$931,963	$118,141	$110,831	$324,230	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$37,950	$72,049	$207	$2,764	$(107)	$1,470
Net realized gain (loss)	9,844	(1,294)	62,988	37,612	(4,147)	(2,539)
Net unrealized appreciation (depreciation)	37,153	(55,237)	(35,257)	69,526	8,336	1,155
Net increase (decrease) in net assets resulting from operations	84,947	15,518	27,938	109,902	4,082	86
Distributions paid to shareholders	(14,197)	(73,267)	(24,752)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(73,399)	353,747	(9,503)	(88,856)	(2,829)	(8,399)
Total increase (decrease) in net assets	(2,649)	295,998	(6,317)	18,627	(227)	(9,874)
Net assets:
Beginning of period	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of period	$1,817,378	$1,820,027	$519,945	$526,262	$114,081	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$498	$4,979	$4,732	$33,950	$4,187	$37,923
Net realized gain (loss)	16,716	(4,225)	264,311	73,326	71,058	123,915
Net unrealized appreciation (depreciation)	(3,702)	42,170	(190,823)	261,435	14,253	124,394
Net increase (decrease) in net assets resulting from operations	13,512	42,924	78,220	368,711	89,498	286,232
Distributions paid to shareholders	(4,680)	(5,475)	(109,558)	(65,908)	(156,085)	(69,126)
Net capital share transactions	(12,974)	(39,434)	(22,573)	(313,193)	(5,394)	(294,452)
Total increase (decrease) in net assets	(4,142)	(1,985)	(53,911)	(10,390)	(71,981)	(77,346)
Net assets:
Beginning of period	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of period	$318,064	$322,206	$2,122,955	$2,176,866	$1,953,869	$2,025,850
1
Unaudited.
2
For the period November 15, 2024, commencement of operations, to December 31, 2024.
3
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series	290

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

291	American Funds Insurance Series

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Insurance Series	292

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

293	American Funds Insurance Series

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series	294

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2025, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$689,754	$—	$—	$689,754
Financials	473,223	—	—	473,223
Information technology	403,781	—	428	404,209
Consumer discretionary	382,656	—	—	382,656
Health care	353,674	—	—	353,674
Materials	181,377	—	—	181,377
Communication services	134,493	—	—	134,493
Real estate	79,192	—	—	79,192
Consumer staples	76,756	—	—	76,756
Energy	76,013	—	—	76,013
Utilities	58,664	—	—	58,664
Preferred securities	9,138	—	14,522	23,660
Convertible stocks	13,046	—	—	13,046
Convertible bonds & notes	—	4,039	—	4,039
Short-term securities	161,954	—	—	161,954
Total	$3,093,721	$4,039	$14,950	$3,112,710

295	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,898,317	$—	$5,985	$13,904,302
Communication services	10,248,832	—	—	10,248,832
Consumer discretionary	7,058,073	—	—	7,058,073
Health care	5,661,824	—	9,825	5,671,649
Industrials	5,401,182	—	2,633	5,403,815
Financials	4,094,384	—	—	4,094,384
Consumer staples	1,049,326	—	2,671	1,051,997
Energy	1,016,036	—	—	1,016,036
Materials	726,868	—	—	726,868
Utilities	358,047	—	—	358,047
Real estate	309,468	—	—	309,468
Preferred securities	—	—	146,802	146,802
Rights & warrants	—	—	22,672	22,672
Convertible stocks	4,131	—	686	4,817
Short-term securities	1,569,711	—	—	1,569,711
Total	$51,396,199	$—	$191,274	$51,587,473
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,316,771	$—	$—	$1,316,771
Financials	1,183,785	—	—	1,183,785
Information technology	951,942	—	6,168	958,110
Communication services	655,458	—	—	655,458
Consumer discretionary	650,213	—	—	650,213
Health care	621,389	—	—	621,389
Materials	567,220	—	—	567,220
Consumer staples	430,268	—	—	430,268
Energy	396,129	—	—	396,129
Utilities	116,308	—	—	116,308
Preferred securities	32,903	—	565	33,468
Rights & warrants	—	—	— *	— *
Short-term securities	330,868	—	—	330,868
Total	$7,253,254	$—	$6,733	$7,259,987
*
Amount less than one thousand.

American Funds Insurance Series	296

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$704,693	$2,554	$— *	$707,247
Information technology	676,770	—	493	677,263
Consumer discretionary	450,359	—	—	450,359
Industrials	412,982	—	—	412,982
Communication services	363,276	—	—	363,276
Health care	228,078	—	—	228,078
Consumer staples	224,042	—	—	224,042
Materials	183,568	—	— *	183,568
Energy	83,019	—	— *	83,019
Real estate	63,806	—	—	63,806
Utilities	51,736	—	—	51,736
Preferred securities	18,723	—	8,801	27,524
Rights & warrants	—	26	—	26
Convertible stocks	183	—	—	183
Bonds, notes & other debt instruments	—	127,378	—	127,378
Short-term securities	151,987	450	—	152,437
Total	$3,613,222	$130,408	$9,294	$3,752,924

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$65	$—	$—	$65
Unrealized appreciation on open forward currency contracts	—	90	—	90
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Unrealized depreciation on open forward currency contracts	—	(168)	—	(168)
Total	$61	$(78)	$—	$(17)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

297	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$427,048	$—	$—	$427,048
Financials	316,727	—	— *	316,727
Industrials	302,352	—	—	302,352
Consumer discretionary	181,256	—	—	181,256
Health care	168,013	—	—	168,013
Communication services	165,844	—	—	165,844
Consumer staples	120,918	—	—	120,918
Materials	104,031	1,918	—	105,949
Energy	79,674	—	—	79,674
Utilities	32,792	976	—	33,768
Real estate	15,467	—	—	15,467
Preferred securities	5,091	—	—	5,091
Bonds, notes & other debt instruments	—	1,506	—	1,506
Short-term securities	84,375	—	—	84,375
Total	$2,003,588	$4,400	$— *	$2,007,988
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,838,678	$—	$—	$11,838,678
Industrials	6,589,703	—	—	6,589,703
Financials	5,204,392	—	—	5,204,392
Consumer discretionary	4,605,290	—	—	4,605,290
Health care	3,953,251	—	—	3,953,251
Communication services	3,823,894	—	—	3,823,894
Consumer staples	1,335,169	—	—	1,335,169
Energy	1,274,412	—	—	1,274,412
Materials	1,159,101	—	—	1,159,101
Utilities	838,420	—	—	838,420
Real estate	751,153	—	—	751,153
Bonds, notes & other debt instruments	—	988	—	988
Short-term securities	1,261,375	—	—	1,261,375
Total	$42,634,838	$988	$—	$42,635,826

American Funds Insurance Series	298

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$95,865	$—	$— *	$95,865
Industrials	63,371	—	—	63,371
Information technology	44,238	—	—	44,238
Consumer staples	34,875	—	—	34,875
Consumer discretionary	32,588	—	—	32,588
Communication services	28,978	—	—	28,978
Health care	25,844	—	—	25,844
Materials	20,585	—	— *	20,585
Energy	18,005	—	— *	18,005
Utilities	10,944	—	—	10,944
Real estate	4,179	—	—	4,179
Preferred securities	174	—	—	174
Short-term securities	16,518	—	—	16,518
Total	$396,164	$—	$— *	$396,164
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$233,645	$—	$— *	$233,645
Information technology	152,382	—	—	152,382
Industrials	135,755	—	—	135,755
Consumer staples	134,741	—	—	134,741
Health care	126,930	—	—	126,930
Utilities	82,013	866	—	82,879
Consumer discretionary	76,037	—	—	76,037
Energy	72,713	—	—	72,713
Communication services	55,015	—	—	55,015
Real estate	53,644	—	—	53,644
Materials	50,592	—	—	50,592
Convertible stocks	6,728	—	—	6,728
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	87,131	100	87,231
U.S. Treasury bonds & notes	—	77,098	—	77,098
Corporate bonds, notes & loans	—	38,408	262	38,670
Asset-backed obligations	—	14,904	—	14,904
Bonds & notes of governments & government agencies outside the U.S.	—	805	—	805
Municipals	—	336	—	336
Investment funds	32,235	—	—	32,235
Short-term securities	130,855	—	—	130,855
Total	$1,343,285	$219,548	$362	$1,563,195
Refer to the next page for footnote(s).

299	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,481	$—	$—	$1,481
Unrealized appreciation on centrally cleared interest rate swaps	—	243	—	243
Unrealized appreciation on centrally cleared credit default swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(72)	—	—	(72)
Unrealized appreciation on centrally cleared interest rate swaps	—	— *	—	— *
Total	$1,409	$255	$—	$1,664
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,662,762	$—	$—	$4,662,762
Financials	3,370,748	—	— *	3,370,748
Industrials	2,515,815	—	—	2,515,815
Consumer discretionary	1,937,291	—	807	1,938,098
Health care	1,864,589	—	13,914	1,878,503
Materials	1,333,988	—	— *	1,333,988
Consumer staples	1,196,955	—	—	1,196,955
Communication services	1,045,984	—	—	1,045,984
Energy	355,595	—	498	356,093
Real estate	147,440	—	—	147,440
Utilities	133,008	—	—	133,008
Preferred securities	—	—	647	647
Rights & warrants	54	—	— *	54
Convertible stocks	38,180	—	—	38,180
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,908,850	—	2,908,850
Corporate bonds, notes & loans	—	2,009,713	9,271	2,018,984
U.S. Treasury bonds & notes	—	1,906,954	—	1,906,954
Asset-backed obligations	—	567,592	—	567,592
Bonds & notes of governments & government agencies outside the U.S.	—	37,148	—	37,148
Municipals	—	22,367	—	22,367
Investment funds	772,826	—	—	772,826
Short-term securities	1,325,620	—	—	1,325,620
Total	$20,700,855	$7,452,624	$25,137	$28,178,616

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,259	$—	$—	$24,259
Liabilities:
Unrealized depreciation on futures contracts	(5,521)	—	—	(5,521)
Unrealized depreciation on centrally cleared credit default swaps	—	(860)	—	(860)
Total	$18,738	$(860)	$—	$17,878
*
Amount less than one thousand.
†
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	300

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,529	$—	$—	$44,529
Financials	42,226	—	—	42,226
Industrials	35,996	—	—	35,996
Health care	34,097	—	—	34,097
Communication services	21,542	—	—	21,542
Consumer discretionary	19,611	—	—	19,611
Consumer staples	18,188	—	—	18,188
Materials	17,133	371	—	17,504
Utilities	13,084	—	—	13,084
Energy	9,643	—	—	9,643
Real estate	2,881	—	—	2,881
Convertible stocks	2,596	—	—	2,596
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	58,518	—	58,518
Corporate bonds, notes & loans	—	25,698	—	25,698
Mortgage-backed obligations	—	23,721	—	23,721
U.S. Treasury bonds & notes	—	19,996	—	19,996
Asset-backed obligations	—	2,436	—	2,436
Municipals	—	127	—	127
Federal agency bonds & notes	—	116	—	116
Investment funds	4,121	—	—	4,121
Short-term securities	22,973	191	—	23,164
Total	$288,620	$131,174	$—	$419,794

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$7	$—	$—	$7
Unrealized appreciation on futures contracts	338	—	—	338
Unrealized appreciation on open forward currency contracts	—	280	—	280
Unrealized appreciation on centrally cleared interest rate swaps	—	126	—	126
Unrealized appreciation on bilateral interest rate swaps	—	60	—	60
Unrealized appreciation on centrally cleared credit default swaps	—	8	—	8
Liabilities:
Unrealized depreciation on options written (futures style)	(5)	—	—	(5)
Unrealized depreciation on futures contracts	(57)	—	—	(57)
Unrealized depreciation on open forward currency contracts	—	(601)	—	(601)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(284)	—	(284)
Unrealized depreciation on centrally cleared credit default swaps	—	(32)	—	(32)
Total	$283	$(448)	$—	$(165)
*
Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

301	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,790,654	$1,423	$3,792,077
Corporate bonds, notes & loans	—	3,612,824	7,595	3,620,419
U.S. Treasury bonds & notes	—	2,148,907	—	2,148,907
Asset-backed obligations	—	594,080	—	594,080
Municipals	—	160,265	—	160,265
Bonds & notes of governments & government agencies outside the U.S.	—	116,286	—	116,286
Federal agency bonds & notes	—	11,725	—	11,725
Common stocks	—	14	—	14
Short-term securities	745,797	—	—	745,797
Total	$745,797	$10,434,755	$9,018	$11,189,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,636	$—	$—	$44,636
Unrealized appreciation on open forward currency contracts	—	637	—	637
Unrealized appreciation on centrally cleared interest rate swaps	—	1,464	—	1,464
Unrealized appreciation on bilateral interest rate swaps	—	2,806	—	2,806
Unrealized appreciation on centrally cleared credit default swaps	—	461	—	461
Liabilities:
Unrealized depreciation on futures contracts	(3,297)	—	—	(3,297)
Unrealized depreciation on open forward currency contracts	—	(2,964)	—	(2,964)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,389)	—	(3,389)
Unrealized depreciation on bilateral interest rate swaps	—	(1,761)	—	(1,761)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,599)	—	(2,599)
Total	$41,339	$(5,345)	$—	$35,994
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	302

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$330,337	$—	$330,337
Japanese yen	—	129,364	—	129,364
British pounds	—	67,533	—	67,533
Brazilian reais	—	38,886	—	38,886
Canadian dollars	—	30,396	—	30,396
Australian dollars	—	30,298	—	30,298
South Korean won	—	25,218	—	25,218
Chinese yuan renminbi	—	23,928	—	23,928
Malaysian ringgits	—	22,767	—	22,767
Mexican pesos	—	16,479	—	16,479
Indian rupees	—	15,703	—	15,703
Indonesian rupiah	—	9,657	—	9,657
Norwegian kroner	—	6,698	—	6,698
South African rand	—	6,637	—	6,637
Danish kroner	—	6,546	—	6,546
Polish zloty	—	3,940	—	3,940
Chilean pesos	—	2,739	—	2,739
Turkish lira	—	1,942	—	1,942
Colombian pesos	—	1,052	—	1,052
Czech korunas	—	851	—	851
U.S. dollars	—	643,452	690	644,142
Preferred securities	—	—	68	68
Common stocks	1,781	6	45	1,832
Investment funds	22,047	—	—	22,047
Short-term securities	34,518	2,878	—	37,396
Options purchased on foreign currencies (equity style)	—	35	—	35
Total	$58,346	$1,417,342	$803	$1,476,491

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$64	$—	$—	$64
Unrealized appreciation on futures contracts	3,955	—	—	3,955
Unrealized appreciation on open forward currency contracts	—	3,338	—	3,338
Unrealized appreciation on centrally cleared interest rate swaps	—	1,002	—	1,002
Unrealized appreciation on bilateral interest rate swaps	—	522	—	522
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Value of options written (equity style)	—	(12)	—	(12)
Unrealized depreciation on options written (futures style)	(39)	—	—	(39)
Unrealized depreciation on futures contracts	(616)	—	—	(616)
Unrealized depreciation on open forward currency contracts	—	(3,277)	—	(3,277)
Unrealized depreciation on centrally cleared interest rate swaps	—	(494)	—	(494)
Unrealized depreciation on bilateral interest rate swaps	—	(3,690)	—	(3,690)
Unrealized depreciation on centrally cleared credit default swaps	—	(424)	—	(424)
Total	$3,364	$(3,020)	$—	$344
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

303	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$873,946	$3,291	$877,237
Other	—	430	603	1,033
Convertible bonds & notes	—	447	—	447
Common stocks	35,992	802	22,325	59,119
Preferred securities	—	2,515	1,468	3,983
Rights & warrants	47	—	—	47
Short-term securities	45,170	—	—	45,170
Total	$81,209	$878,140	$27,687	$987,036

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$197	$—	$—	$197
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Liabilities:
Unrealized depreciation on futures contracts	(59)	—	—	(59)
Unrealized depreciation on centrally cleared credit default swaps	—	(482)	—	(482)
Total	$138	$(482)	$—	$(344)
1
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
2
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended June 30, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 6/30/2025
Investment securities	$36,440	$1,869	$6,147	$ (4,347)	$390	$ (9,061)	$ (3,751)	$27,687
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at June 30, 2025								$ (6,171)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	304

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,894	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$22,325	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.1x	Increase
			EV/EBITDA-CAPEX multiple	9.9x	9.9x	Increase
			Premium to EV/EBITDA-CAPEX multiple	5%	5%	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	40%	40%	Increase
			DLOM	9% - 15%	9%	Decrease
Preferred securities	$1,468	Market comparables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
	$27,687
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$105,527	$—	$105,527
U.S. Treasury bonds & notes	—	5,070	—	5,070
Asset-backed obligations	—	1,603	—	1,603
Short-term securities	—	20,107	—	20,107
Options purchased on futures (equity style)	5	—	—	5
Total	$5	$132,307	$—	$132,312

305	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$603	$—	$—	$603
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$579	$100	$—	$679
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$844,043	$—	$844,043
U.S. Treasury bonds & notes	—	686,092	—	686,092
Federal agency bonds & notes	—	51,206	—	51,206
Short-term securities	—	307,019	—	307,019
Options purchased on futures (equity style)	206	—	—	206
Total	$206	$1,888,360	$—	$1,888,566

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,883	$—	$—	$9,883
Unrealized appreciation on centrally cleared interest rate swaps	—	14,278	—	14,278
Liabilities:
Unrealized depreciation on futures contracts	(404)	—	—	(404)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,762)	—	(2,762)
Total	$9,479	$11,516	$—	$20,995
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.

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4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on

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interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have

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higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

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Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

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5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$11	$—	$12	$—
Global Small Capitalization Fund	21,033	21,824	154	19,642
Growth Fund	137,026	140,364	—	126,327
New World Fund	7,151	4,784	2,898	4,306
Washington Mutual Investors Fund	4	5	—	4
U.S. Small and Mid Cap Equity Fund	7	7	—	7
Capital World Growth and Income Fund	8,902	8,988	484	8,089
International Growth and Income Fund	891	937	2	843
Capital Income Builder	16,714	17,540	—	15,786
Asset Allocation Fund	2,306	2,353	—	2,118
American Funds Global Balanced Fund	1,472	1,545	—	1,391
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

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Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2025, the maximum exposure from these unfunded commitments for Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $490,000, $3,151,000, $8,000 and $1,158,000, respectively, which would represents 0.02% for Global Small Capitalization Fund, 0.01% for Asset Allocation Fund, less than 0.01% for Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Capital World Bond Fund, $2,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each

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fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — Some of the funds have entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Options on foreign currencies — One of the funds has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	314

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

315	American Funds Insurance Series

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$15,751	$19,587	$1,702*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	645*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	165,704	Not applicable	7,379	5,160
Asset Allocation Fund	Not applicable	Not applicable	2,375,438	Not applicable	585,466*	58,451
Global Balanced Fund	$13,706	Not applicable	49,536	67,771	17,473	7,108
The Bond Fund of America	Not applicable	Not applicable	5,974,302	234,959	627,191	145,756
Capital World Bond Fund	72,254	$20,561	669,768	490,321	255,025	92,993
American High-Income Trust	Not applicable	Not applicable	40,053	Not applicable	Not applicable	14,703
American Funds Mortgage Fund	25,546	Not applicable	101,434	Not applicable	1,820	Not applicable
U.S. Government Securities Fund	900,592	Not applicable	2,057,761	Not applicable	1,084,428	Not applicable
Managed Risk Growth Fund	429,063	Not applicable	1,746	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	84,769	Not applicable	573	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	265,317	Not applicable	3,801	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	2,964,611	Not applicable	59,458	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	353,919	Not applicable	35,924	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	316

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$65	Unrealized depreciation[1]	$4
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	90	Unrealized depreciation on open forward currency contracts	168
			$155		$172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$50	Net unrealized appreciation (depreciation) on futures contracts	$50
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(253)	Net unrealized appreciation (depreciation) on forward currency contracts	(158)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(291)		$(4)
Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,481	Unrealized depreciation[1]	$72
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	243	Unrealized depreciation[1]	— [2]
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$1,736		$72

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(329)	Net unrealized appreciation (depreciation) on futures contracts	$2,387
Swap	Interest	Net realized gain (loss) on swap contracts	51	Net unrealized appreciation (depreciation) on swap contracts	(228)
Swap	Credit	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	12
			$(269)		$2,171
Refer to the end of the table(s) for footnote(s).

317	American Funds Insurance Series

Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24,259	Unrealized depreciation[1]	$5,521
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	860
			$24,259		$6,381

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$5,194	Net unrealized appreciation (depreciation) on futures contracts	$21,662
Swap	Interest	Net realized gain (loss) on swap contracts	(439)	Net unrealized appreciation (depreciation) on swap contracts	119
Swap	Credit	Net realized gain (loss) on swap contracts	(16)	Net unrealized appreciation (depreciation) on swap contracts	(1,003)
			$4,739		$20,778
American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (futures style)	Interest	Unrealized appreciation[1]	$7	Unrealized depreciation[1]	$—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Futures	Interest	Unrealized appreciation[1]	338	Unrealized depreciation[1]	57
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	280	Unrealized depreciation on open forward currency contracts	601
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	126	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	60	Bilateral swaps, at value	284
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	8	Unrealized depreciation[1]	32
			$819		$984

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	318

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	$(44)	Net unrealized appreciation (depreciation) on options purchased (futures style)	$7
Options written (futures style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	(5)
Futures	Interest	Net realized gain (loss) on futures contracts	(227)	Net unrealized appreciation (depreciation) on futures contracts	519
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(4,788)	Net unrealized appreciation (depreciation) on forward currency contracts	(140)
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	223
Swap	Credit	Net realized gain (loss) on swap contracts	(18)	Net unrealized appreciation (depreciation) on swap contracts	(19)
			$(5,026)		$585
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44,636	Unrealized depreciation[1]	$3,297
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	637	Unrealized depreciation on open forward currency contracts	2,964
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,464	Unrealized depreciation[1]	3,389
Swap (bilateral)	Interest	Bilateral swaps, at value	2,806	Bilateral swaps, at value	1,761
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	461	Unrealized depreciation[1]	2,599
			$50,004		$14,010

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(29,364)	Net unrealized appreciation (depreciation) on futures contracts	$71,589
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(8,500)	Net unrealized appreciation (depreciation) on forward currency contracts	(4,153)
Swap	Interest	Net realized gain (loss) on swap contracts	4,209	Net unrealized appreciation (depreciation) on swap contracts	5,700
Swap	Credit	Net realized gain (loss) on swap contracts	977	Net unrealized appreciation (depreciation) on swap contracts	(2,152)
			$(32,678)		$70,984
Refer to the end of the table(s) for footnote(s).

319	American Funds Insurance Series

Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$35	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	12
Options purchased (futures style)	Interest	Unrealized appreciation[1]	64	Unrealized depreciation[1]	—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	39
Futures	Interest	Unrealized appreciation[1]	3,955	Unrealized depreciation[1]	616
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,338	Unrealized depreciation on open forward currency contracts	3,277
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,002	Unrealized depreciation[1]	494
Swap (bilateral)	Interest	Bilateral swaps, at value	522	Bilateral swaps, at value	3,690
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	15	Unrealized depreciation[1]	424
			$8,931		$8,552

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2)	Net unrealized appreciation (depreciation) on investments	$18
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	180	Net unrealized appreciation (depreciation) on investments	31
Options written (equity style)	Currency	Net realized gain (loss) on options written	52	Net unrealized appreciation (depreciation) on options written	54
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(399)	Net unrealized appreciation (depreciation) on options purchased (futures style)	64
Options written (futures style)	Interest	Net realized gain (loss) on options written	245	Net unrealized appreciation (depreciation) on options written	(39)
Futures	Interest	Net realized gain (loss) on futures contracts	(425)	Net unrealized appreciation (depreciation) on futures contracts	5,267
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,112	Net unrealized appreciation (depreciation) on forward currency contracts	118
Swap	Interest	Net realized gain (loss) on swap contracts	(205)	Net unrealized appreciation (depreciation) on swap contracts	3,337
Swap	Credit	Net realized gain (loss) on swap contracts	609	Net unrealized appreciation (depreciation) on swap contracts	(296)
			$1,167		$8,554
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	320

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$59
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	482
			$197		$541

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$160	Net unrealized appreciation (depreciation) on futures contracts	$214
Swap	Credit	Net realized gain (loss) on swap contracts	(1)	Net unrealized appreciation (depreciation) on swap contracts	(525)
			$159		$(311)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$5	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	603	Unrealized depreciation[1]	24
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	101	Unrealized depreciation[1]	1
			$709		$25

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(10)	Net unrealized appreciation (depreciation) on investments	$(7)
Futures	Interest	Net realized gain (loss) on futures contracts	243	Net unrealized appreciation (depreciation) on futures contracts	920
Swap	Interest	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	(41)
			$242		$872
Refer to the end of the table(s) for footnote(s).

321	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$206	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	9,883	Unrealized depreciation[1]	404
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,278	Unrealized depreciation[1]	2,762
			$24,367		$3,166

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(336)	Net unrealized appreciation (depreciation) on investments	$(296)
Futures	Interest	Net realized gain (loss) on futures contracts	6,752	Net unrealized appreciation (depreciation) on futures contracts	16,396
Swap	Interest	Net realized gain (loss) on swap contracts	2,638	Net unrealized appreciation (depreciation) on swap contracts	(2,276)
			$9,054		$13,824
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$3,271	Investment securities from unaffiliated issuers[3]	$ —
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	6
Futures	Equity	Unrealized appreciation[1]	66	Unrealized depreciation[1]	—
			$3,337		$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,283)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$15
Futures	Currency	Net realized gain (loss) on futures contracts	(350)	Net unrealized appreciation (depreciation) on futures contracts	(10)
Futures	Equity	Net realized gain (loss) on futures contracts	(14,664)	Net unrealized appreciation (depreciation) on futures contracts	(397)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$(17,289)		$(388)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	322

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$481	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	126
			$481		$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(561)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(152)
Futures	Currency	Net realized gain (loss) on futures contracts	—	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(6,393)	Net unrealized appreciation (depreciation) on futures contracts	(230)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$(6,948)		$(379)
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,203	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	298	Unrealized depreciation[1]	—
			$1,501		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,416)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(135)
Futures	Currency	Net realized gain (loss) on futures contracts	(183)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(9,762)	Net unrealized appreciation (depreciation) on futures contracts	364
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$ (11,347)		$237
Refer to the end of the table(s) for footnote(s).

323	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$14,515	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	3,205	Unrealized depreciation[1]	—
			$17,720		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(14,007)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,473)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(53,591)	Net unrealized appreciation (depreciation) on futures contracts	4,197
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$ (68,900)		$2,749
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$2,833	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	638	Unrealized depreciation[1]	—
			$3,471		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,782)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(299)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(50,070)	Net unrealized appreciation (depreciation) on futures contracts	1,047
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$ (51,656)		$1,062
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	324

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$18	$ (2)	$ —	$ —	$16
Citibank	62	(26)	—	—	36
HSBC Bank	8	—	—	—	8
Morgan Stanley	2	(2)	—	—	—
Standard Chartered Bank	— †	— †	—	—	—
Total	$90	$ (30)	$ —	$ —	$60
Liabilities:
Bank of America	$61	$ —	$ —	$ —	$61
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	2	(2)	—	—	—
Citibank	26	(26)	—	—	—
Goldman Sachs	18	—	—	—	18
JPMorgan Chase	9	—	—	—	9
Morgan Stanley	23	(2)	—	—	21
Standard Chartered Bank	28	— †	—	—	28
Total	$168	$ (30)	$ —	$ —	$138
Refer to the end of the table(s) for footnote(s).

325	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$15	$ (15)	$ —	$ —	$ —
Barclays Bank PLC	44	(28)	—	—	16
BNP Paribas	64	(64)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	116	(116)	—	—	—
HSBC Bank	46	(46)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	7	(7)	—	—	—
Standard Chartered Bank	19	(19)	—	—	—
UBS AG	8	(8)	—	—	—
Total	$340	$ (324)	$ —	$ —	$16
Liabilities:
Bank of America	$45	$ (15)	$ (30)	$ —	$ —
Bank of New York Mellon	5	—	—	—	5
Barclays Bank PLC	28	(28)	—	—	—
BNP Paribas	70	(64)	—	—	6
Citibank	78	(10)	—	—	68
Goldman Sachs	223	(116)	(107)	—	—
HSBC Bank	48	(46)	—	—	2
JPMorgan Chase	20	(11)	(9)	—	—
Morgan Stanley	207	(7)	—	—	200
Standard Chartered Bank	48	(19)	—	—	29
UBS AG	113	(8)	—	—	105
Total	$885	$ (324)	$ (146)	$ —	$415
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$191	$ (190)	$ —	$ —	$1
Barclays Bank PLC	864	(533)	—	—	331
BNP Paribas	126	(126)	—	—	—
Citibank	412	—	—	—	412
Goldman Sachs	1,701	(494)	—	—	1,207
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	71	(71)	—	—	—
Total	$3,443	$ (1,492)	$ —	$ —	$1,951
Liabilities:
Bank of America	$190	$ (190)	$ —	$ —	$ —
Barclays Bank PLC	533	(533)	—	—	—
BNP Paribas	2,672	(126)	(2,475)	—	71
Goldman Sachs	494	(494)	—	—	—
HSBC Bank	81	(78)	—	—	3
JPMorgan Chase	620	(71)	—	—	549
UBS AG	135	—	—	—	135
Total	$4,725	$ (1,492)	$ (2,475)	$ —	$758
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	326

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$995	$ (809)	$ —	$ —	$186
Bank of New York Mellon	119	—	—	—	119
Barclays Bank PLC	446	(446)	—	—	—
BNP Paribas	319	(319)	—	—	—
Citibank	675	(675)	—	—	—
Goldman Sachs	215	(215)	—	—	—
HSBC Bank	845	(358)	—	(310)	177
JPMorgan Chase	5	(5)	—	—	—
Morgan Stanley	80	(80)	—	—	—
Standard Chartered Bank	162	(162)	—	—	—
UBS AG	34	(34)	—	—	—
Total	$3,895	$ (3,103)	$ —	$ (310)	$482
Liabilities:
Bank of America	$809	$ (809)	$ —	$ —	$ —
Barclays Bank PLC	558	(446)	(112)	—	—
BNP Paribas	670	(319)	(288)	—	63
Citibank	683	(675)	—	—	8
Goldman Sachs	2,520	(215)	(2,298)	—	7
HSBC Bank	358	(358)	—	—	—
JPMorgan Chase	26	(5)	(15)	—	6
Morgan Stanley	145	(80)	—	—	65
Standard Chartered Bank	449	(162)	(287)	—	—
UBS AG	761	(34)	(340)	—	387
Total	$6,979	$ (3,103)	$ (3,340)	$ —	$536
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

327	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2025, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$285
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	309
International Growth and Income Fund	196	5	—
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	328

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2024:
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral[2]	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	3,672,153	874,249	29,669,987	1,970,140	1,386,903	4,493,198
Gross unrealized depreciation on investments	(175,826)	(96,526)	(588,478)	(120,463)	(66,083)	(136,080)
Net unrealized appreciation (depreciation) on investments	3,496,327	777,723	29,081,509	1,849,677	1,320,820	4,357,118
Cost of investments	5,158,642	2,334,987	22,505,964	5,410,310	2,432,087	7,297,400

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
As of June 30, 2025:
Gross unrealized appreciation on investments	1,508	812,185	18,907,142	114,299	385,128	8,199,326
Gross unrealized depreciation on investments	(894)	(47,504)	(167,029)	(11,155)	(26,553)	(567,859)
Net unrealized appreciation (depreciation) on investments	614	764,681	18,740,113	103,144	358,575	7,631,467
Cost of investments	15,112	1,243,307	23,895,713	293,020	1,206,185	20,569,509

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2024:
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	86,169	200,273	58,927	54,453	2,127	1
Gross unrealized depreciation on investments	(9,941)	(244,004)	(64,856)	(38,953)	(1,403)	(31)
Net unrealized appreciation (depreciation) on investments	76,228	(43,731)	(5,929)	15,500	724	(30)
Cost of investments	343,260	11,273,203	1,483,160	972,704	132,267	328,764

Refer to the end of the table(s) for footnote(s).

329	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	45,694	117,719	20,510	60,113	231,817	177,065
Gross unrealized depreciation on investments	(50,484)	(64,383)	(22,277)	(25,719)	(76,928)	(47,264)
Net unrealized appreciation (depreciation) on investments	(4,790)	53,336	(1,767)	34,394	154,889	129,801
Cost of investments	1,914,351	467,686	115,094	283,921	1,973,291	1,826,040
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
2
This deferral is considered incurred in the subsequent year.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,222	$455,982	$473,204	$65,173	$99,126	$164,299
Class 1A	96	2,766	2,862	319	536	855
Class 2	15,237	443,236	458,473	57,169	103,301	160,470
Class 4	4,149	130,403	134,552	12,745	23,878	36,623
Total	$36,704	$1,032,387	$1,069,091	$135,406	$226,841	$362,247
Global Small Capitalization Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$19,199	$19,199	$24,044	$21,820	$45,864
Class 1A	—	126	126	120	119	239
Class 2	—	39,094	39,094	42,943	43,051	85,994
Class 4	—	7,316	7,316	6,428	7,070	13,498
Total	$—	$65,735	$65,735	$73,535	$72,060	$145,595

American Funds Insurance Series	330

Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$271,740	$1,543,000	$1,814,740	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$593,004	$3,442,328	$4,035,332	$206,009	$977,759	$1,183,768
International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,080	$—	$2,080	$46,267	$—	$46,267
Class 1A	4	—	4	157	—	157
Class 2	776	—	776	40,220	—	40,220
Class 3	5	—	5	191	—	191
Class 4	—	—	—	4,485	—	4,485
Total	$2,865	$—	$2,865	$91,320	$—	$91,320
New World Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,656	$71,532	$80,188	$29,713	$8,227	$37,940
Class 1A	49	453	502	167	49	216
Class 2	3,487	31,619	35,106	11,293	3,828	15,121
Class 4	3,394	33,694	37,088	9,604	3,785	13,389
Total	$15,586	$137,298	$152,884	$50,777	$15,889	$66,666
Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$52,115	$397,175	$449,290	$111,395	$50,394	$161,789
Class 1A	264	2,103	2,367	426	202	628
Class 2	24,149	193,815	217,964	46,990	24,567	71,557
Class 4	15,307	127,802	143,109	23,694	12,608	36,302
Total	$91,835	$720,895	$812,730	$182,505	$87,771	$270,276

331	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2025			For the period November 15, 2024[3] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [4]	$— [4]	$— [4]	$— [4]	$—	$— [4]
Class 1A	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 2	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 4	5	— [4]	5	13	—	13
Total	$5	$— [4]	$5	$13	$—	$13
Capital World Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,434	$21,740	$23,174	$11,350	$—	$11,350
Class 1A	21	363	384	144	—	144
Class 2	2,061	37,773	39,834	17,039	—	17,039
Class 4	519	11,256	11,775	3,943	—	3,943
Total	$4,035	$71,132	$75,167	$32,476	$—	$32,476
Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$290,697	$3,878,399	$4,169,096	$338,365	$1,023,186	$1,361,551
Class 1A	526	7,252	7,778	495	1,702	2,197
Class 2	159,838	2,211,126	2,370,964	163,135	597,677	760,812
Class 3	1,732	23,742	25,474	1,879	6,513	8,392
Class 4	33,021	470,380	503,401	26,050	105,495	131,545
Total	$485,814	$6,590,899	$7,076,713	$529,924	$1,734,573	$2,264,497
International Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$112	$—	$112	$461	$—	$461
Class 1A	28	—	28	156	—	156
Class 2	614	—	614	3,897	—	3,897
Class 4	669	—	669	3,584	—	3,584
Total	$1,423	$—	$1,423	$8,098	$—	$8,098
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

Capital Income Builder
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,077	$—	$9,077	$25,390	$—	$25,390
Class 1A	143	—	143	397	—	397
Class 2	212	—	212	575	—	575
Class 4	6,699	—	6,699	19,314	—	19,314
Total	$16,131	$—	$16,131	$45,676	$—	$45,676
Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164,502	$1,019,238	$1,183,740	$374,078	$678,739	$1,052,817
Class 1A	434	2,795	3,229	848	1,422	2,270
Class 2	43,502	280,960	324,462	92,429	187,595	280,024
Class 3	326	2,081	2,407	693	1,326	2,019
Class 4	66,287	445,526	511,813	127,247	278,890	406,137
Total	$275,051	$1,750,600	$2,025,651	$595,295	$1,147,972	$1,743,267
American Funds Global Balanced Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$254	$3,585	$3,839	$1,963	$—	$1,963
Class 1A	9	152	161	64	—	64
Class 2	335	5,617	5,952	2,714	—	2,714
Class 4	324	6,279	6,603	2,307	—	2,307
Total	$922	$15,633	$16,555	$7,048	$—	$7,048
The Bond Fund of America
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,306	$—	$60,306	$305,561	$—	$305,561
Class 1A	2,233	—	2,233	8,909	—	8,909
Class 2	23,485	—	23,485	115,243	—	115,243
Class 4	10,634	—	10,634	45,913	—	45,913
Total	$96,658	$—	$96,658	$475,626	$—	$475,626
Capital World Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,662	$—	$1,662	$15,387	$—	$15,387
Class 1A	53	—	53	983	—	983
Class 2	1,727	—	1,727	16,410	—	16,410
Class 4	146	—	146	1,135	—	1,135
Total	$3,588	$—	$3,588	$33,915	$—	$33,915

333	American Funds Insurance Series

American High-Income Trust
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,793	$—	$2,793	$15,191	$—	$15,191
Class 1A	37	—	37	199	—	199
Class 2	5,937	—	5,937	35,147	—	35,147
Class 3	87	—	87	529	—	529
Class 4	1,919	—	1,919	8,336	—	8,336
Total	$10,773	$—	$10,773	$59,402	$—	$59,402
American Funds Mortgage Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$143	$—	$143	$804	$—	$804
Class 1A	23	—	23	121	—	121
Class 2	316	—	316	1,928	—	1,928
Class 4	414	—	414	2,148	—	2,148
Total	$896	$—	$896	$5,001	$—	$5,001
Ultra-Short Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$267	$—	$267	$1,996	$—	$1,996
Class 1A	1	—	1	6	—	6
Class 2	1,787	—	1,787	12,857	—	12,857
Class 3	29	—	29	205	—	205
Class 4	473	—	473	2,569	—	2,569
Total	$2,557	$—	$2,557	$17,633	$—	$17,633
U.S. Government Securities Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$—	$2,151	$11,248	$—	$11,248
Class 1A	2,157	—	2,157	11,344	—	11,344
Class 2	8,060	—	8,060	42,551	—	42,551
Class 3	41	—	41	204	—	204
Class 4	1,788	—	1,788	7,920	—	7,920
Total	$14,197	$—	$14,197	$73,267	$—	$73,267
Managed Risk Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$111	$558	$669	$93	$—	$93
Class P2	2,919	21,164	24,083	2,326	—	2,326
Total	$3,030	$21,722	$24,752	$2,419	$—	$2,419

American Funds Insurance Series	334

Managed Risk International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561
Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$40	$—	$40	$53	$—	$53
Class P2	4,640	—	4,640	5,422	—	5,422
Total	$4,680	$—	$4,680	$5,475	$—	$5,475
Managed Risk Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25,511	$70,237	$95,748	$33,022	$25,142	$58,164
Class P2	3,596	10,214	13,810	4,085	3,659	7,744
Total	$29,107	$80,451	$109,558	$37,107	$28,801	$65,908
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$208	$722	$930	$226	$138	$364
Class P2	34,023	121,132	155,155	39,976	28,786	68,762
Total	$34,231	$121,854	$156,085	$40,202	$28,924	$69,126
3
Commencement of operations.
4
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2025, total investment advisory services fees waived by CRMC were $26,151,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

335	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2025, before waiver	For the six months ended June 30, 2025, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.368%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.604
Growth Fund	.500	.275	.6	44.0	.304	.304
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.231
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.433
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.218
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.222
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100
*
For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	336

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$534
Class 1A	$—	$26	3
Class 2	4,295	Not applicable	515
Class 4	1,206	1,207	145
Total class-specific expenses	$5,501	$1,233	$1,197
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$133
Class 1A	$—	$7	1
Class 2	2,083	Not applicable	250
Class 4	385	385	46
Total class-specific expenses	$2,468	$392	$430

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,171
Class 1A	$—	$489	59
Class 2	24,517	Not applicable	2,942
Class 3	239	Not applicable	40
Class 4	6,668	6,668	800
Total class-specific expenses	$31,424	$7,157	$7,012
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$463
Class 1A	$—	$16	2
Class 2	4,053	Not applicable	486
Class 3	13	Not applicable	2
Class 4	575	576	69
Total class-specific expenses	$4,641	$592	$1,022

337	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$271
Class 1A	$—	$15	2
Class 2	992	Not applicable	119
Class 4	1,031	1,031	124
Total class-specific expenses	$2,023	$1,046	$516
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$924
Class 1A	$—	$38	5
Class 2	3,686	Not applicable	442
Class 4	2,299	2,299	276
Total class-specific expenses	$5,985	$2,337	$1,647

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$— *
Class 1A	$—	$— *	— *
Class 2	—	Not applicable	— *
Class 4	— *	— *	2
Total class-specific expenses	$— *	$— *	$2
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$12	2
Class 2	1,251	Not applicable	150
Class 4	349	349	42
Total class-specific expenses	$1,600	$361	$282

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,562
Class 1A	$—	$54	7
Class 2	16,700	Not applicable	2,004
Class 3	133	Not applicable	22
Class 4	3,381	3,381	406
Total class-specific expenses	$20,214	$3,435	$6,001
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$9	1
Class 2	194	Not applicable	23
Class 4	209	209	25
Total class-specific expenses	$403	$218	$53

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$110
Class 1A	$—	$16	2
Class 2	23	Not applicable	3
Class 4	831	831	99
Total class-specific expenses	$854	$847	$214
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,341
Class 1A	$—	$52	6
Class 2	5,281	Not applicable	634
Class 3	28	Not applicable	5
Class 4	8,215	8,214	986
Total class-specific expenses	$13,524	$8,266	$3,972

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	338

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$14
Class 1A	$—	$5	1
Class 2	183	Not applicable	22
Class 4	191	191	23
Total class-specific expenses	$374	$196	$60
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,017
Class 1A	$—	$290	35
Class 2	3,381	Not applicable	406
Class 4	1,525	1,525	183
Total class-specific expenses	$4,906	$1,815	$1,641

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$46	6
Class 2	937	Not applicable	112
Class 4	81	80	10
Total class-specific expenses	$1,018	$126	$217
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$35
Class 1A	$—	$4	1
Class 2	660	Not applicable	79
Class 3	7	Not applicable	1
Class 4	221	221	27
Total class-specific expenses	$888	$225	$143

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	— *
Class 2	51	Not applicable	6
Class 4	66	66	8
Total class-specific expenses	$117	$69	$17
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	291	Not applicable	35
Class 3	3	Not applicable	1
Class 4	88	88	10
Total class-specific expenses	$382	$88	$51

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$358	43
Class 2	1,287	Not applicable	154
Class 3	4	Not applicable	1
Class 4	280	280	34
Total class-specific expenses	$1,571	$638	$271
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$608	609
Total class-specific expenses	$608	$625

Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$138	139
Total class-specific expenses	$138	$141
Managed Risk Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$388	388
Total class-specific expenses	$388	$391

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,275
Class P2	$327	327
Total class-specific expenses	$327	$2,602
Managed Risk Asset Allocation Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$15
Class P2	$2,402	2,401
Total class-specific expenses	$2,402	$2,416
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease)	Total trustees’ compensation
Global Growth Fund	$10	$4	$14
Global Small Capitalization Fund	4	1	5
Growth Fund	60	21	81
International Fund	9	3	12
New World Fund	4	2	6
Washington Mutual Investors Fund	14	5	19
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	3	1	4
Growth-Income Fund	52	17	69
International Growth and Income Fund	— *	— *	— *
Capital Income Builder	2	1	3
Asset Allocation Fund	34	11	45
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	14	4	18
Capital World Bond Fund	2	1	3
American High-Income Trust	1	— *	1
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	— *	— *	— *
U.S. Government Securities Fund	2	1	3
Managed Risk Growth Fund	1	— *	1
Managed Risk International Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	2	1	3
Managed Risk Asset Allocation Fund	2	1	3
*
Amount less than one thousand.

American Funds Insurance Series	340

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$88,976	$14,964	$2,923
Global Small Capitalization Fund	17,787	7,499	1,872
Growth Fund	262,208	192,926	65,081
International Fund	95,968	38,929	6,168
New World Fund	9,610	29,959	5,791
Washington Mutual Investors Fund	73,880	101,813	14,322
Capital World Growth and Income Fund	21,390	27,562	6,719
Growth-Income Fund	332,042	383,247	101,737
International Growth and Income Fund	1,199	2,747	138
Capital Income Builder	14,710	14,805	4,080
Asset Allocation Fund	199,278	71,009	43,548
American Funds Global Balanced Fund	2,269	3,535	909
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2025.

341	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$132,465	3,800	$473,203	13,844	$(297,705)	(8,075)	$307,963	9,569
Class 1A	1,877	52	2,862	84	(1,125)	(31)	3,614	105
Class 2	18,094	501	458,474	13,654	(244,822)	(6,757)	231,746	7,398
Class 4	88,558	2,477	134,552	4,068	(49,285)	(1,386)	173,825	5,159
Total net increase (decrease)	$240,994	6,830	$1,069,091	31,650	$(592,937)	(16,249)	$717,148	22,231
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$41,857	2,403	$19,028	1,042	$(166,307)	(9,259)	$(105,422)	(5,814)
Class 1A	339	19	126	7	(191)	(11)	274	15
Class 2	21,045	1,286	39,095	2,285	(102,502)	(6,007)	(42,362)	(2,436)
Class 4	72,171	4,238	7,315	429	(18,863)	(1,119)	60,623	3,548
Total net increase (decrease)	$135,412	7,946	$65,564	3,763	$(287,863)	(16,396)	$(86,887)	(4,687)
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	342

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$1,154,878	9,350	$1,813,129	14,793	$(1,579,414)	(12,694)	$1,388,593	11,449
Class 1A	73,719	595	30,539	252	(97,203)	(749)	7,055	98
Class 2	248,965	2,034	1,677,068	13,892	(1,393,936)	(11,137)	532,097	4,789
Class 3	553	5	22,118	178	(16,524)	(130)	6,147	53
Class 4	589,030	4,934	490,866	4,194	(173,917)	(1,448)	905,979	7,680
Total net increase (decrease)	$2,067,145	16,918	$4,033,720	33,309	$(3,260,994)	(26,158)	$2,839,871	24,069
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$63,294	3,490	$2,080	108	$(231,772)	(12,501)	$(166,398)	(8,903)
Class 1A	530	29	4	— [2]	(639)	(35)	(105)	(6)
Class 2	94,000	5,226	776	41	(307,337)	(16,707)	(212,561)	(11,440)
Class 3	100	5	5	— [2]	(956)	(50)	(851)	(45)
Class 4	34,797	1,938	—	—	(23,149)	(1,275)	11,648	663
Total net increase (decrease)	$192,721	10,688	$2,865	149	$(563,853)	(30,568)	$(368,267)	(19,731)
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$71,378	2,538	$80,187	2,838	$(176,169)	(6,345)	$(24,604)	(969)
Class 1A	408	15	502	18	(1,825)	(67)	(915)	(34)
Class 2	30,481	1,122	35,106	1,260	(87,236)	(3,178)	(21,649)	(796)
Class 4	41,929	1,547	37,088	1,345	(71,596)	(2,638)	7,421	254
Total net increase (decrease)	$144,196	5,222	$152,883	5,461	$(336,826)	(12,228)	$(39,747)	(1,545)
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$101,514	6,077	$447,861	27,045	$(433,964)	(25,486)	$115,411	7,636
Class 1A	3,863	226	2,368	144	(1,054)	(61)	5,177	309
Class 2	41,877	2,492	217,964	13,455	(205,682)	(12,318)	54,159	3,629
Class 4	179,899	10,924	143,109	8,955	(58,553)	(3,594)	264,455	16,285
Total net increase (decrease)	$327,153	19,719	$811,302	49,599	$(699,253)	(41,459)	$439,202	27,859
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$—	—	$— [2]	— [2]	$—	—	$— [2]	— [2]
Class 1A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 2	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 4	68	6	5	1	—	—	73	7
Total net increase (decrease)	$68	6	$5	1	$—	—	$73	7
For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$— [2]	— [2]	$—	—	$10	1
Class 1A	10	1	— [2]	— [2]	—	—	10	1
Class 2	10	1	— [2]	— [2]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	344

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$40,119	2,660	$22,861	1,414	$(98,762)	(6,251)	$(35,782)	(2,177)
Class 1A	1,184	74	383	23	(280)	(17)	1,287	80
Class 2	9,776	617	39,834	2,473	(88,441)	(5,547)	(38,831)	(2,457)
Class 4	26,679	1,720	11,775	752	(14,288)	(925)	24,166	1,547
Total net increase (decrease)	$77,758	5,071	$74,853	4,662	$(201,771)	(12,740)	$(49,160)	(3,007)
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$511,559	7,825	$4,165,917	69,688	$(1,641,284)	(24,371)	$3,036,192	53,142
Class 1A	2,245	35	7,777	131	(1,976)	(29)	8,046	137
Class 2	63,453	961	2,370,964	40,536	(883,298)	(13,297)	1,551,119	28,200
Class 3	270	4	25,474	426	(12,167)	(178)	13,577	252
Class 4	194,913	2,988	503,401	8,808	(123,143)	(1,891)	575,171	9,905
Total net increase (decrease)	$772,440	11,813	$7,073,533	119,589	$(2,661,868)	(39,766)	$5,184,105	91,636
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$15,811	1,385	$112	9	$(5,330)	(497)	$10,593	897
Class 1A	556	53	28	3	(350)	(33)	234	23
Class 2	2,119	196	614	53	(17,536)	(1,614)	(14,803)	(1,365)
Class 4	21,208	1,980	669	59	(11,288)	(1,056)	10,589	983
Total net increase (decrease)	$39,694	3,614	$1,423	124	$(34,504)	(3,200)	$6,613	538
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,250	4,104	$9,077	689	$(55,753)	(4,314)	$6,574	479
Class 1A	723	57	143	11	(879)	(68)	(13)	— [2]
Class 2	874	66	212	16	(1,115)	(85)	(29)	(3)
Class 4	72,342	5,524	6,699	509	(39,075)	(3,019)	39,966	3,014
Total net increase (decrease)	$127,189	9,751	$16,131	1,225	$(96,822)	(7,486)	$46,498	3,490
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$214,618	8,406	$1,183,741	46,955	$(1,239,167)	(47,739)	$159,192	7,622
Class 1A	3,528	137	3,229	129	(3,619)	(139)	3,138	127
Class 2	41,143	1,602	324,461	13,093	(312,360)	(12,180)	53,244	2,515
Class 3	313	12	2,407	96	(1,415)	(54)	1,305	54
Class 4	189,713	7,467	511,813	20,873	(394,555)	(15,526)	306,971	12,814
Total net increase (decrease)	$449,315	17,624	$2,025,651	81,146	$(1,951,116)	(75,638)	$523,850	23,132
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$4,237	324	$3,840	290	$(11,565)	(878)	$(3,488)	(264)
Class 1A	256	19	161	12	(215)	(16)	202	15
Class 2	1,215	91	5,951	452	(14,274)	(1,080)	(7,108)	(537)
Class 4	20,102	1,545	6,604	511	(10,367)	(799)	16,339	1,257
Total net increase (decrease)	$25,810	1,979	$16,556	1,265	$(36,421)	(2,773)	$5,945	471
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$413,053	43,891	$59,979	6,381	$(982,200)	(103,891)	$(509,168)	(53,619)
Class 1A	44,943	4,815	2,233	240	(16,662)	(1,774)	30,514	3,281
Class 2	38,712	4,164	23,485	2,542	(206,373)	(22,197)	(144,176)	(15,491)
Class 4	111,809	12,133	10,633	1,158	(66,741)	(7,230)	55,701	6,061
Total net increase (decrease)	$608,517	65,003	$96,330	10,321	$(1,271,976)	(135,092)	$(567,129)	(59,768)
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,252	5,284	$1,662	163	$(71,979)	(7,167)	$(17,065)	(1,720)
Class 1A	2,275	236	53	5	(18,255)	(1,837)	(15,927)	(1,596)
Class 2	34,568	3,519	1,728	172	(102,579)	(10,384)	(66,283)	(6,693)
Class 4	11,296	1,158	146	15	(5,087)	(523)	6,355	650
Total net increase (decrease)	$101,391	10,197	$3,589	355	$(197,900)	(19,911)	$(92,920)	(9,359)
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$24,975	2,760	$2,778	300	$(15,383)	(1,664)	$12,370	1,396
Class 1A	537	58	37	4	(528)	(57)	46	5
Class 2	24,001	2,639	5,936	658	(45,605)	(5,041)	(15,668)	(1,744)
Class 3	172	18	87	9	(497)	(53)	(238)	(26)
Class 4	70,614	6,928	1,920	189	(33,731)	(3,336)	38,803	3,781
Total net increase (decrease)	$120,299	12,403	$10,758	1,160	$(95,744)	(10,151)	$35,313	3,412
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$172	19	$143	16	$(98)	(11)	$217	24
Class 1A	432	47	23	2	(205)	(22)	250	27
Class 2	1,345	146	316	34	(3,788)	(412)	(2,127)	(232)
Class 4	7,786	856	414	46	(3,836)	(422)	4,364	480
Total net increase (decrease)	$9,735	1,068	$896	98	$(7,927)	(867)	$2,704	299
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$6,176	542	$266	23	$(11,314)	(993)	$(4,872)	(428)
Class 1A	—	—	1	— [2]	—	—	1	— [2]
Class 2	32,949	2,991	1,788	162	(54,467)	(4,948)	(19,730)	(1,795)
Class 3	112	10	29	3	(392)	(35)	(251)	(22)
Class 4	43,286	3,915	473	43	(37,336)	(3,358)	6,423	600
Total net increase (decrease)	$82,523	7,458	$2,557	231	$(103,509)	(9,334)	$(18,429)	(1,645)
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$44,977	4,581	$2,087	213	$(56,128)	(5,713)	$(9,064)	(919)
Class 1A	15,985	1,654	2,157	222	(37,901)	(3,880)	(19,759)	(2,004)
Class 2	45,477	4,677	8,060	834	(115,722)	(11,932)	(62,185)	(6,421)
Class 3	241	24	41	4	(241)	(24)	41	4
Class 4	64,712	6,659	1,788	185	(48,932)	(5,051)	17,568	1,793
Total net increase (decrease)	$171,392	17,595	$14,133	1,458	$(258,924)	(26,600)	$(73,399)	(7,547)
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$492	38	$669	52	$(1,087)	(82)	$74	8
Class P2	7,709	598	24,083	1,898	(41,369)	(3,152)	(9,577)	(656)
Total net increase (decrease)	$8,201	636	$24,752	1,950	$(42,456)	(3,234)	$(9,503)	(648)
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$113	14	$30	3	$(79)	(9)	$64	8
Class P2	2,379	291	1,450	178	(6,722)	(818)	(2,893)	(349)
Total net increase (decrease)	$2,492	305	$1,480	181	$(6,801)	(827)	$(2,829)	(341)
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$73	6	$40	3	$(184)	(15)	$(71)	(6)
Class P2	2,835	241	4,640	398	(20,378)	(1,735)	(12,903)	(1,096)
Total net increase (decrease)	$2,908	247	$4,680	401	$(20,562)	(1,750)	$(12,974)	(1,102)
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$22,938	1,634	$95,748	7,025	$(138,781)	(9,811)	$(20,095)	(1,152)
Class P2	2,032	146	13,810	1,021	(18,320)	(1,305)	(2,478)	(138)
Total net increase (decrease)	$24,970	1,780	$109,558	8,046	$(157,101)	(11,116)	$(22,573)	(1,290)
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$12	1	$930	75	$(185)	(14)	$757	62
Class P2	9,933	798	155,155	13,016	(171,239)	(13,497)	(6,151)	317
Total net increase (decrease)	$9,945	799	$156,085	13,091	$(171,424)	(13,511)	$(5,394)	379
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,179,396	$757,557	$6,385,618	$2,780,244	$785,414	$1,990,904
Sales of investment securities*	1,347,163	939,607	7,875,256	2,957,157	998,449	2,405,834
Non-U.S. taxes paid on dividend income	3,677	1,787	3,183	8,711	3,916	784
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	36	—
Non-U.S. taxes refunded (paid) on realized gains	(829)	2,490	—	10,524	2,970	—
Non-U.S. taxes provided on unrealized appreciation	5,299	17,693	—	28,246	21,733	—
Interest income from affiliated issuers	5,913	—	—	—	—	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$3,209	$479,965	$7,133,302	$99,185	$393,384	$11,283,114
Sales of investment securities*	3,287	609,901	8,577,738	91,723	425,205	12,909,245
Non-U.S. taxes paid on dividend income	—	1,359	3,376	576	1,461	2,655
Non-U.S. taxes paid on realized gains	—	170	—	11	26	—
Non-U.S. taxes provided on unrealized appreciation	—	735	—	253	590	—

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	352

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$172,059	$7,186,261	$824,354	$216,134	$240,611	$—
Sales of investment securities*	186,597	7,700,521	863,783	157,435	230,976	—
Non-U.S. taxes paid on dividend income	241	—	—	(9)	—	—
Non-U.S. taxes paid on interest income	— †	8	42	—	—	—
Non-U.S. taxes paid on realized gains	42	—	427	—	—	—
Non-U.S. taxes provided on unrealized appreciation	181	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$2,190,673	$140,971	$12,970	$52,478	$491,790	$243,681
Sales of investment securities*	2,371,368	156,432	24,362	62,127	404,203	317,008
*
Excludes short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

At June 30, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 17% and 13% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 17% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 99% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

353	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2025[4,5]	$36.91	$.29	$3.65	$3.94	$(.14 )	$(4.88)	$(5.02)	$35.83	11.33%[6]	$3,826	.52%[7]	.41%[7]	1.58%[7]
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
6/30/2025[4,5]	36.70	.24	3.62	3.86	(.12 )	(4.88)	(5.00)	35.56	11.19 [6]	24	.77 [7]	.66 [7]	1.34 [7]
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
6/30/2025[4,5]	36.37	.24	3.58	3.82	(.12 )	(4.88)	(5.00)	35.19	11.17 [6]	3,658	.77 [7]	.66 [7]	1.32 [7]
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
6/30/2025[4,5]	35.93	.19	3.54	3.73	(.11 )	(4.88)	(4.99)	34.67	11.05 [6]	1,083	1.02 [7]	.91 [7]	1.10 [7]
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
6/30/2025[4,5]	$18.15	$.10	$1.35	$1.45	$—	$(.40 )	$(.40 )	$19.20	8.08%[6]	$885	.70%[7]	.65%[7]	1.11%[7]
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
6/30/2025[4,5]	17.88	.08	1.33	1.41	—	(.40 )	(.40 )	18.89	7.98 [6]	6	.95 [7]	.90 [7]	.87 [7]
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
6/30/2025[4,5]	17.05	.07	1.27	1.34	—	(.40 )	(.40 )	17.99	7.96 [6]	1,785	.95 [7]	.90 [7]	.86 [7]
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
6/30/2025[4,5]	17.01	.05	1.27	1.32	—	(.40 )	(.40 )	17.93	7.86 [6]	390	1.20 [7]	1.15 [7]	.61 [7]
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the table(s) for footnote(s).

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2025[4,5]	$127.47	$.21	$12.28	$12.49	$(.26 )	$(10.61)	$(10.87)	$129.09	10.26%[6]	$23,220	.34%[7]	.33%[7]
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
6/30/2025[4,5]	126.11	.05	12.14	12.19	(.21 )	(10.61)	(10.82)	127.48	10.13 [6]	394	.59 [7]	.08 [7]
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
6/30/2025[4,5]	125.79	.05	12.10	12.15	(.21 )	(10.61)	(10.82)	127.12	10.12 [6]	21,211	.59 [7]	.08 [7]
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
6/30/2025[4,5]	128.88	.09	12.43	12.52	(.22 )	(10.61)	(10.83)	130.57	10.16 [6]	287	.52 [7]	.15 [7]
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
6/30/2025[4,5]	122.38	(.10 )	11.74	11.64	(.17 )	(10.61)	(10.78)	123.24	9.99 [6]	6,178	.84 [7]	(.17 )[7]
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
6/30/2025[4,5]	$17.84	$.25	$1.92	$2.17	$(.01 )	$—	$(.01 )	$20.00	12.18%[6]	$3,274	.52%[7]	2.71%[7]
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
6/30/2025[4,5]	17.75	.22	1.91	2.13	(.01 )	—	(.01 )	19.87	11.97 [6]	14	.77 [7]	2.47 [7]
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
6/30/2025[4,5]	17.75	.22	1.91	2.13	— [8]	—	— [8]	19.88	12.03 [6]	3,399	.77 [7]	2.46 [7]
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
6/30/2025[4,5]	17.90	.23	1.94	2.17	(.01 )	—	(.01 )	20.06	12.11 [6]	15	.70 [7]	2.54 [7]
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
6/30/2025[4,5]	17.46	.20	1.87	2.07	—	—	—	19.53	11.86 [6]	507	1.02 [7]	2.24 [7]
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2025[4,5]	$26.67	$.31	$3.80	$4.11	$(.04 )	$(1.21)	$(1.25)	$29.53	15.63%[6]	$1,964	.64%[7]	.57%[7]	2.24%[7]
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
6/30/2025[4,5]	26.53	.27	3.78	4.05	(.03 )	(1.21)	(1.24)	29.34	15.48 [6]	12	.89 [7]	.82 [7]	1.95 [7]
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
6/30/2025[4,5]	26.33	.27	3.75	4.02	(.03 )	(1.21)	(1.24)	29.11	15.48 [6]	852	.89 [7]	.82 [7]	1.99 [7]
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
6/30/2025[4,5]	26.09	.23	3.72	3.95	(.02 )	(1.21)	(1.23)	28.81	15.31 [6]	900	1.14 [7]	1.07 [7]	1.75 [7]
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2025[4,5]	$16.86	$.15	$1.35	$1.50	$(.06 )	$(1.20)	$(1.26)	$17.10	9.17%[6]	$6,488	.41%[7]	.26%[7]	1.79%[7]
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
6/30/2025[4,5]	16.79	.13	1.34	1.47	(.06 )	(1.20)	(1.26)	17.00	8.99 [6]	34	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
6/30/2025[4,5]	16.53	.13	1.32	1.45	(.06 )	(1.20)	(1.26)	16.72	9.01 [6]	3,098	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
6/30/2025[4,5]	16.34	.11	1.30	1.41	(.05 )	(1.20)	(1.25)	16.50	8.90 [6]	2,052	.91 [7]	.76 [7]	1.29 [7]
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2025[4,5]	$9.71	$.04	$.70	$.74	$— [8]	$— [8]	$— [8]	$10.45	7.56%[6]	$— [10]	.82%[7]	.54%[7]	.76%[7]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [10]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.82 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	16	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2025[4,5]	$15.53	$.17	$1.82	$1.99	$(.04 )	$(.61 )	$(.65 )	$16.87	13.03%[6]	$612	.52%[7]	.42%[7]	2.19%[7]
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
6/30/2025[4,5]	15.44	.16	1.79	1.95	(.03 )	(.61 )	(.64 )	16.75	12.86 [6]	11	.77 [7]	.67 [7]	1.97 [7]
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
6/30/2025[4,5]	15.49	.15	1.81	1.96	(.03 )	(.61 )	(.64 )	16.81	12.88 [6]	1,060	.77 [7]	.67 [7]	1.94 [7]
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
6/30/2025[4,5]	15.08	.13	1.76	1.89	(.03 )	(.61 )	(.64 )	16.33	12.73 [6]	315	1.02 [7]	.92 [7]	1.72 [7]
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2025[4,5]	$69.59	$.43	$4.69	$5.12	$(.18 )	$(12.13)	$(12.31)	$62.40	8.13%[6]	$25,262	.28%[7]	1.27%[7]
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
6/30/2025[4,5]	69.10	.34	4.64	4.98	(.15 )	(12.13)	(12.28)	61.80	7.98 [6]	48	.53 [7]	1.02 [7]
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
6/30/2025[4,5]	68.38	.33	4.60	4.93	(.14 )	(12.13)	(12.27)	61.04	8.00 [6]	14,111	.53 [7]	1.02 [7]
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
6/30/2025[4,5]	69.76	.37	4.69	5.06	(.15 )	(12.13)	(12.28)	62.54	8.02 [6]	155	.46 [7]	1.09 [7]
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
6/30/2025[4,5]	67.14	.25	4.49	4.74	(.12 )	(12.13)	(12.25)	59.63	7.85 [6]	2,986	.78 [7]	.77 [7]
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2025[4,5]	$10.19	$.23	$1.95	$2.18	$(.05 )	$—	$(.05 )	$12.32	21.40%[6]	$31	.54%[7]	.54%[7]	4.06%[7]
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	8	.79 [7]	.79 [7]	3.60 [7]
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	164	.79 [7]	.79 [7]	3.53 [7]
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
6/30/2025[4,5]	9.74	.18	1.87	2.05	(.04 )	—	(.04 )	11.75	21.07 [6]	193	1.04 [7]	1.04 [7]	3.36 [7]
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2025[4,5]	$12.39	$.25	$1.27	$1.52	$(.16 )	$—	$(.16 )	$13.75	12.33%[6]	$793	.40%[7]	.27%[7]	3.88%[7]
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
6/30/2025[4,5]	12.38	.23	1.26	1.49	(.14 )	—	(.14 )	13.73	12.12 [6]	14	.65 [7]	.52 [7]	3.63 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
6/30/2025[4,5]	12.38	.23	1.27	1.50	(.14 )	—	(.14 )	13.74	12.20 [6]	20	.65 [7]	.52 [7]	3.64 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
6/30/2025[4,5]	12.36	.22	1.27	1.49	(.13 )	—	(.13 )	13.72	12.09 [6]	739	.90 [7]	.77 [7]	3.39 [7]
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2025[4,5]	$26.04	$.30	$1.76	$2.06	$(.12 )	$(1.91)	$(2.03)	$26.07	8.20%[6]	$16,240	.30%[7]	2.32%[7]
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
6/30/2025[4,5]	25.88	.27	1.74	2.01	(.11 )	(1.91)	(2.02)	25.87	8.04 [6]	45	.55 [7]	2.08 [7]
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
6/30/2025[4,5]	25.65	.26	1.73	1.99	(.11 )	(1.91)	(2.02)	25.62	8.04 [6]	4,401	.55 [7]	2.07 [7]
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
6/30/2025[4,5]	26.08	.28	1.75	2.03	(.11 )	(1.91)	(2.02)	26.09	8.07 [6]	34	.48 [7]	2.14 [7]
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
6/30/2025[4,5]	25.41	.23	1.72	1.95	(.10 )	(1.91)	(2.01)	25.35	7.95 [6]	6,956	.80 [7]	1.82 [7]
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2025[4,5]	$12.96	$.20	$1.05	$1.25	$(.04 )	$(.53 )	$(.57 )	$13.64	9.72%[6]	$97	.52%[7]	.50%[7]	3.02%[7]
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
6/30/2025[4,5]	12.87	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.54	9.66 [6]	4	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
6/30/2025[4,5]	12.89	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.56	9.64 [6]	149	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
6/30/2025[4,5]	12.66	.16	1.04	1.20	(.03 )	(.53 )	(.56 )	13.30	9.55 [6]	169	1.02 [7]	1.00 [7]	2.54 [7]
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2025[4,5]	$9.27	$.22	$.18	$.40	$(.09 )	$—	$(.09 )	$9.58	4.30%[6]	$6,713	.39%[7]	.24%[7]	4.64%[7]
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
6/30/2025[4,5]	9.20	.20	.18	.38	(.08 )	—	(.08 )	9.50	4.18 [6]	260	.64 [7]	.49 [7]	4.40 [7]
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
6/30/2025[4,5]	9.12	.20	.18	.38	(.08 )	—	(.08 )	9.42	4.21 [6]	2,710	.64 [7]	.49 [7]	4.39 [7]
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
6/30/2025[4,5]	9.07	.19	.18	.37	(.08 )	—	(.08 )	9.36	3.98 [6]	1,283	.89 [7]	.74 [7]	4.14 [7]
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2025[4,5]	$9.63	$.21	$.63	$.84	$(.03 )	$—	$(.03 )	$10.44	8.71%[6]	$619	.48%[7]	.48%[7]	4.18%[7]
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
6/30/2025[4,5]	9.54	.19	.62	.81	(.02 )	—	(.02 )	10.33	8.51 [6]	26	.73 [7]	.73 [7]	3.94 [7]
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
6/30/2025[4,5]	9.52	.19	.62	.81	(.02 )	—	(.02 )	10.31	8.55 [6]	755	.73 [7]	.73 [7]	3.93 [7]
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
6/30/2025[4,5]	9.37	.18	.61	.79	(.02 )	—	(.02 )	10.14	8.45 [6]	72	.98 [7]	.98 [7]	3.67 [7]
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2025[4,5]	$9.19	$.32	$.06	$.38	$(.11 )	$—	$(.11 )	$9.46	4.13%[6]	$249	.44%[7]	.32%[7]	7.03%[7]
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
6/30/2025[4,5]	9.15	.31	.05	.36	(.10 )	—	(.10 )	9.41	4.00 [6]	3	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
6/30/2025[4,5]	8.96	.30	.05	.35	(.10 )	—	(.10 )	9.21	3.97 [6]	535	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
6/30/2025[4,5]	9.25	.32	.04	.36	(.10 )	—	(.10 )	9.51	3.96 [6]	8	.62 [7]	.50 [7]	6.85 [7]
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
6/30/2025[4,5]	10.07	.33	.06	.39	(.10 )	—	(.10 )	10.36	3.90 [6]	200	.94 [7]	.82 [7]	6.53 [7]
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2025[4,5]	$9.08	$.23	$.24	$.47	$(.08 )	$—	$(.08 )	$9.47	5.15%[6]	$18	.35%[7]	.27%[7]	5.03%[7]
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
6/30/2025[4,5]	8.96	.22	.22	.44	(.07 )	—	(.07 )	9.33	4.96 [6]	3	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
6/30/2025[4,5]	8.98	.22	.23	.45	(.07 )	—	(.07 )	9.36	5.05 [6]	41	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
6/30/2025[4,5]	8.86	.20	.23	.43	(.07 )	—	(.07 )	9.22	4.86 [6]	56	.85 [7]	.77 [7]	4.53 [7]
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2025[4,5]	$11.31	$.23	$.01	$.24	$(.09 )	$—	$(.09 )	$11.46	2.13%[6]	$34	.29%[7]	4.13%[7]
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
6/30/2025[4,5]	11.31	.22	— [8]	.22	(.09 )	—	(.09 )	11.44	1.91 [6]	— [10]	.52 [7]	3.91 [7]
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
6/30/2025[4,5]	10.93	.21	— [8]	.21	(.09 )	—	(.09 )	11.05	1.88 [6]	228	.54 [7]	3.88 [7]
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [8]	— [8]	— [8]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
6/30/2025[4,5]	11.08	.22	— [8]	.22	(.09 )	—	(.09 )	11.21	1.96 [6]	4	.47 [7]	3.95 [7]
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [8]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
6/30/2025[4,5]	11.00	.20	(.01 )	.19	(.08 )	—	(.08 )	11.11	1.76 [6]	58	.79 [7]	3.63 [7]
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2025[4,5]	$9.59	$.22	$.25	$.47	$(.08 )	$—	$(.08 )	$9.98	4.94%[6]	$270	.33%[7]	.26%[7]	4.45%[7]
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
6/30/2025[4,5]	9.53	.20	.26	.46	(.08 )	—	(.08 )	9.91	4.82 [6]	277	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
6/30/2025[4,5]	9.46	.20	.25	.45	(.08 )	—	(.08 )	9.83	4.75 [6]	1,029	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
6/30/2025[4,5]	9.62	.21	.25	.46	(.08 )	—	(.08 )	10.00	4.79 [6]	5	.51 [7]	.44 [7]	4.27 [7]
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
6/30/2025[4,5]	9.44	.19	.26	.45	(.08 )	—	(.08 )	9.81	4.73 [6]	236	.83 [7]	.76 [7]	3.95 [7]
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2025[4,5]	$13.35	$.02	$.70	$.72	$(.11 )	$(.57 )	$(.68 )	$13.39	5.67%[6]	$14	.39%[7]	.36%[7]	.68%[7]	.33%[7]
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
6/30/2025[4,5]	13.19	— [8]	.70	.70	(.08 )	(.57 )	(.65 )	13.24	5.53 [6]	506	.65 [7]	.62 [7]	.94 [7]	.08 [7]
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
6/30/2025[4,5]	$8.23	$— [8]	$.30	$.30	$(.13 )	$—	$(.13 )	$8.40	3.73%[6]	$2	.43%[7]	.39%[7]	.86%[7]	.08%[7]
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
6/30/2025[4,5]	8.18	(.01 )	.31	.30	(.11 )	—	(.11 )	8.37	3.69 [6]	112	.69 [7]	.66 [7]	1.13 [7]	(.19 )[7]
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2025[4,5]	$11.76	$.03	$.50	$.53	$(.18 )	$—	$(.18 )	$12.11	4.56%[6]	$3	.39%[7]	.36%[7]	.61%[7]	.57%[7]
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
6/30/2025[4,5]	11.69	.02	.49	.51	(.18 )	—	(.18 )	12.02	4.39 [6]	315	.66 [7]	.62 [7]	.87 [7]	.32 [7]
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2025[4,5]	$14.35	$.03	$.50	$.53	$(.20 )	$(.56 )	$(.76 )	$14.12	3.89%[6]	$1,856	.39%[7]	.36%[7]	.63%[7]	.49%[7]
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
6/30/2025[4,5]	14.25	.02	.49	.51	(.20 )	(.56 )	(.76 )	14.00	3.72 [6]	267	.64 [7]	.61 [7]	.88 [7]	.24 [7]
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
6/30/2025[4,5]	$13.20	$.05	$.56	$.61	$(.24 )	$(.83 )	$(1.07)	$12.74	4.83%[6]	$12	.39%[7]	.36%[7]	.65%[7]	.70%[7]
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
6/30/2025[4,5]	12.78	.03	.54	.57	(.23 )	(.83 )	(1.06)	12.29	4.71 [6]	1,942	.64 [7]	.61 [7]	.90 [7]	.43 [7]
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Capital Income Builder	34%	49%	59%	48%	60%	110%
Asset Allocation Fund	33	43	54	42	45	49
American Funds Global Balanced Fund	28	55	43	111	36	68
The Bond Fund of America	66	102	129	77	87	72
Capital World Bond Fund	31	54	110	114	64	88
American Funds Mortgage Fund	30	52	85	56	38	123
U.S. Government Securities Fund	23	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Global Growth Fund	15%	41%	29%	29%	18%	17%
Global Small Capitalization Fund	27	47	36	40	29	38
Growth Fund	14	23	23	29	25	32
International Fund	42	35	28	42	44	40
New World Fund	23	55	36	40	43	70
Washington Mutual Investors Fund	18	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	22	4 [4,6,11]
Capital World Growth and Income Fund	26	34	29	42	85	36
Growth-Income Fund	18	45	26	25	24	33
International Growth and Income Fund	27	39	38	48	41	56
Capital Income Builder	43	107	149	126	93	184
Asset Allocation Fund	59	129	159	118	124	145
American Funds Global Balanced Fund	47	141	103	126	39	86
The Bond Fund of America	120	398	545	415	456	461
Capital World Bond Fund	60	269	286	188	91	145
American High-Income Trust	18	45	40	34	56	78
American Funds Mortgage Fund	222	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	150	398	744	695	433	867
Managed Risk Growth Fund	29	14	39	97	32	80
Managed Risk International Fund	12	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	17	8	19	70	16	101
Managed Risk Growth-Income Fund	20	13	21	67	13	38
Managed Risk Asset Allocation Fund	13	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

375	American Funds Insurance Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Insurance Series	376

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The agreement was amended to add U.S. Small and Mid Cap Equity Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

377	American Funds Insurance Series

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	378

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2026. The advisory agreement was amended to permanently reduce the advisory fee for each fund within the series from 15 basis points to 10 basis points. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

379	American Funds Insurance Series

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC had agreed to eliminate its waiver of 5 basis points of the advisory fee for each of the funds and to permanently reduce the advisory fee of the funds from 15 basis points to 10 basis points, and that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	380

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.

(2) Not applicable.

(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(4) Not applicable.

(5) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 28, 2025

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	August 28, 2025

EXHIBIT LIST

Exhibit 19(a)(3)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 19(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.